UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22903
J.P. Morgan Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

277 Park Avenue
New York, NY 10172
(Address of principal executive offices) (Zip code)
Gregory S. Samuels
J.P. Morgan Investment Management Inc.
277 Park Avenue
New York, NY 10172
(Name and Address of Agent for Service)
With copies to:
Elizabeth A. Davin, Esq. JPMorgan Chase & Co. 1111 Polaris Parkway Columbus, OH 43240	Alison M. Fumai, Esq. Dechert LLP 1905 Avenue of the Americas New York, NY 10036
Registrant's telephone number, including area code:
1-844-457-6383
Date of fiscal year end:
Last Day of February
Date of reporting period:
February 28, 2025

Item 1. Report to Stockholders.
a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable. Notices do not incorporate disclosures from the shareholder reports.

ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan Active Bond ETF

Ticker: JBND - New York Stock Exchange LLC
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Active Bond ETF (the "Fund") for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Active Bond ETF	$26	0.25%
How did the Fund Perform?
The JPMorgan Active Bond ETF returned 7.42% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index (the "Index") returned 5.81% for the year ended February 28, 2025.
  The Fund’s out-of-benchmark allocation to securitized credit was the largest contributor to excess returns over the period. Non-agency mortgage-backed securities ("MBS"), commercial mortgage-backed securities ("CMBS"), and asset-backed securities ("ABS") all added to the Fund’s returns, especially security selection within ABS.
  The Fund’s underweight to U.S. Treasuries contributed to relative returns over the period. Rates rallied across the curve, as growing uncertainty about the impact of the U.S. administration’s policy agenda weighed on both corporate and consumer sentiment and concerns about growth reemerged.
  Corporate credit positioning was net positive for performance during the period. The Fund’s underweight to the sector was negative for performance, but security selection in this sector more than offset this drag, with a bias towards corporate bonds with a higher spread duration.
  Overall, yield curve positioning contributed to performance. The Fund ended the period marginally overweight the 5- to 10-year portion of the curve, where rates rallied, and was underweight the long end (15+ year portion) of the curve, where rates were neutral or slightly higher.
  The Fund’s neutral duration during the period was neutral for performance. At the fiscal year ended February 28, 2025, the duration of the Fund was 6.04 years compared to a benchmark duration of 6.04 years.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Active Bond ETF - Net Asset Value	October 11, 2023	7.42%	9.80%
Bloomberg U.S. Aggregate Index		5.81	7.77
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Active Bond ETF and the Bloomberg U.S. Aggregate Index from October 11, 2023 to February 28, 2025. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Bloomberg U.S. Aggregate Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets	$1,526,483,500
Total number of portfolio holdings	1,073
Portfolio turnover rate	89%
Total advisory fees paid	$1,561,483
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
Effective July 1, 2024, the Fund reduced its management fee from 0.30% of the Fund’s average daily net assets to 0.25% of the Fund’s average daily net assets.
Effective November 25,  2024, the Fund is no longer subject to a 5% limit issuer concentration of the Fund’s assets per issuer at the time of purchases.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JBND-225
ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan BetaBuilders MSCI US REIT ETF

Ticker: BBRE - Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan BetaBuilders MSCI US REIT ETF (the "Fund") for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan BetaBuilders MSCI US REIT ETF	$12	0.11%
How did the Fund Perform?
The JPMorgan BetaBuilders MSCI US REIT ETF returned 15.96% for the year ended February 28, 2025. The MSCI USA Index returned 18.55% and the MSCI US REIT Custom Capped Index (the "Index") returned 16.09% for the year ended February 28, 2025.
  The Fund sought to track the underlying Index throughout the period using a full replication approach.
  The residential sector was the top-performing sector over the period, while the industrial sector was the bottom-performing sector over the period.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders MSCI US REIT ETF - Net Asset Value	June 15, 2018	15.96%	6.63%	6.95%
MSCI USA Index		18.55	16.81	10.70
MSCI US REIT Custom Capped Index		16.09	6.74	7.07
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan BetaBuilders MSCI US REIT ETF, the MSCI USA Index and the MSCI US REIT Custom Capped Index from June 15, 2018 to February 28, 2025. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the MSCI USA Index and the MSCI US REIT Custom Capped Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the respective benchmarks, if applicable. The MSCI USA Index is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid- cap stocks in the USA. The MSCI US REIT Custom Capped Index is designed to measure the performance of the US equity REIT market across all market capitalizations. It starts with the universe and weightings of stocks in the MSCI US REIT Index and applies certain investment limits designed to prevent the weight of any single issuer, and the aggregate weight of issuers representing over 5% of the MSCI US REIT Custom Capped Index, from exceeding a maximum of 25% of the MSCI US REIT Custom Capped Index. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the MSCI USA Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index and the Index.
For periods presented prior to the adoption of a unitary fee structure, Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets	$933,506,459
Total number of portfolio holdings	117
Portfolio turnover rate	8%
Total advisory fees paid	$959,795
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
BBRE-225
ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan BetaBuilders U.S. Aggregate Bond ETF

Ticker: BBAG - NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan BetaBuilders U.S. Aggregate Bond ETF (the "Fund") for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan BetaBuilders U.S. Aggregate Bond ETF	$3	0.03%
How did the Fund Perform?
The JPMorgan BetaBuilders U.S. Aggregate Bond ETF returned 5.75% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index (the "Index") returned 5.81% for the year ended February 28, 2025.
  The Fund uses a passive investment approach, attempting to replicate the Index as closely as possible.
  The Fund and the Index both benefited from exposure to U.S. government debt, corporate debt and securitized assets, as all three contributed to positive absolute performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders U.S. Aggregate Bond ETF - Net Asset Value	December 12, 2018	5.75%	(0.70)%	1.50%
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.70
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan BetaBuilders U.S. Aggregate Bond ETF and the Bloomberg U.S. Aggregate Index from December 12, 2018 to February 28, 2025. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Bloomberg U.S. Aggregate Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index representing SEC-registered taxable and dollar denominated securities. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot invest directly in an index.
Fund performance reflects waiver of a portion of the Fund’s fees and reimbursement of expenses for certain periods from the Fund’s inception date and prior to implementation of a unitary fee structure on November 19, 2019. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets	$1,541,806,104
Total number of portfolio holdings	2,440
Portfolio turnover rate	102%
Total advisory fees paid	$375,251
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
BBAG-225
ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF

Ticker: BBSB - Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF (the "Fund") for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF	$6	0.06%
How did the Fund Perform?
The JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF returned 5.25% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index returned 5.81% and the ICE US Treasury 1-3 Year Bond Index (the "Index") returned 5.28% for the year ended February 28, 2025.
  On an absolute basis, the Fund’s largest contributor to returns was its allocation to U.S. Treasury bonds with 3-year maturities, while its allocation to U.S. Treasury bonds with 1- to 2-year maturities was the smallest contributor to returns.
  No sector detracted from the Fund’s absolute performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF - Net Asset Value	April 19, 2023	5.25%	4.27%
Bloomberg U.S. Aggregate Index		5.81	3.76
ICE US Treasury 1-3 Year Bond Index		5.28	4.32
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF, the Bloomberg U.S. Aggregate Index and the ICE U.S. Treasury 1-3 Year Bond Index from April 19, 2023 to February 28, 2025. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Bloomberg U.S. Aggregate Index and the ICE U.S. Treasury 1-3 Year Bond Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index representing SEC-registered taxable and dollar denominated securities. It covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through, and asset-backed securities. The ICE U.S. Treasury 1-3 Year Bond Index tracks the performance of US dollar denominated sovereign debt publicly issued by the US government in its domestic market, with a minimum term to maturity greater than one year and less than or equal to three years. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the Bloomberg U.S. Aggregate Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Source ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets	$20,263,643
Total number of portfolio holdings	92
Portfolio turnover rate	68%
Total advisory fees paid	$2,496
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
Effective December 1, 2024, the Fund reduced its management free from 0.07% of average daily net assets to 0.04% of daily average net assets.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
BBSB-225
ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF

Ticker: BBLB - Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF (the "Fund") for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF	$7	0.07%
How did the Fund Perform?
The JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF returned 2.46% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index returned 5.81% and the ICE US Treasury 20+ Year Bond Index (the "Index") returned 2.46% for the year ended February 28, 2025.
  On an absolute basis, the Fund’s largest contributor to returns was its allocation to U.S. Treasury bonds with 20-year maturities, while its allocation to U.S. Treasury bonds with 25+ year maturities was the smallest contributor to returns.
  No sector detracted from the Fund’s absolute performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF - Net Asset Value	April 19, 2023	2.46%	(2.37)%
Bloomberg U.S. Aggregate Index		5.81	3.76
ICE US Treasury 20+ Year Bond Index		2.46	(2.38)
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF, the Bloomberg U.S. Aggregate Index and the ICE U.S. Treasury 20+ Year Bond Index from April 19, 2023 to February 28, 2025. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Bloomberg U.S. Aggregate Index and the ICE U.S. Treasury 20+ Year Bond Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index representing SEC-registered taxable and dollar denominated securities. It covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through, and asset-backed securities. The ICE U.S. Treasury 20+ Year Bond Index tracks the performance of US dollar denominated sovereign debt publicly issued by the US government in its domestic market, with a minimum term to maturity greater than or equal to twenty years. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the Bloomberg U.S. Aggregate Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Source ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets	$8,108,723
Total number of portfolio holdings	41
Portfolio turnover rate	25%
Total advisory fees paid	$11,270
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
Effective December 1, 2024, the Fund reduced its management free from 0.07% of average daily net assets to 0.04% of daily average net assets.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
BBLB-225
ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF

Ticker: BBIB - Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF (the "Fund") for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF	$6	0.06%
How did the Fund Perform?
The JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF returned 5.33% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index returned 5.81% and the ICE US Treasury 3-10 Year Bond Index Total Return in USD (the "Index") returned 5.36% for the year ended February 28, 2025.
  On an absolute basis, the Fund’s largest contributor to returns was its allocation to U.S. Treasury bonds with 3- to 7-year maturities, while its allocation to U.S. Treasury bonds with 10-year maturities was the smallest contributor to returns.
  No sector detracted from the Fund’s absolute performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF - Net Asset Value	April 19, 2023	5.33%	3.05%
Bloomberg U.S. Aggregate Index		5.81	3.76
ICE US Treasury 3-10 Year Bond Index Total Return in USD		5.36	3.09
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF, the Bloomberg U.S. Aggregate Index and the ICE U.S. Treasury 3-10 Year Bond Index Total Return in USD from April 19, 2023 to February 28, 2025. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Bloomberg U.S. Aggregate Index and the ICE U.S. Treasury 3-10 Year Bond Index Total Return in USD does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index representing SEC-registered taxable and dollar denominated securities. It covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through, and asset-backed securities. The ICE U.S. Treasury 3-10 Year Bond Index Total Return in USD tracks the performance of US dollar denominated sovereign debt publicly issued by the US government in its domestic market, with a minimum term to maturity greater than three years and less than or equal to ten years. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the Bloomberg U.S. Aggregate Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Source ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets	$21,143,801
Total number of portfolio holdings	90
Portfolio turnover rate	43%
Total advisory fees paid	$5,296
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
Effective December 1, 2024, the Fund reduced its management free from 0.07% of average daily net assets to 0.04% of daily average net assets.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
BBIB-225
ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF

Ticker: BBHY - Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (the "Fund") for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF	$14	0.13%
How did the Fund Perform?
The JPMorgan BetaBuilders USD High Yield Corporate Bond ETF returned 9.66% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index returned 5.81% and the ICE BofA US High Yield Index (the "Index") returned 10.06% for the year ended February 28, 2025.
  The wirelines, retailers and midstream energy sectors contributed to performance.
  Level 3 Communications, Carvana and Telecom Italia were the top contributors in the period.
  The health care, media entertainment and financial sectors detracted from performance.
  MPH Acquisition, Finance of America and CommScope were the top detractors in the period.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF - Net Asset Value	September 14, 2016	9.66%	4.28%	4.66%
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.24
ICE BofA US High Yield Index		10.06	4.82	5.27
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan BetaBuilders USD High Yield Corporate Bond ETF, the Bloomberg U.S. Aggregate Index and the ICE BofA US High Yield Total Return Index from September 14, 2016 to February 28, 2025. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Bloomberg U.S. Aggregate Index and the ICE BofA US High Yield Total Return Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index representing SEC-registered taxable and dollar denominated securities. It covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through, and asset-backed securities. The ICE BofA US High Yield Total Return Index tracks the performance of US dollar denominated below investment grade corporate debt publicly issued in the US domestic market. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the Bloomberg U.S. Aggregate Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance reflects waiver of a portion of the Fund’s fees and reimbursement of expenses for certain periods from the Fund’s inception date and prior to implementation of a unitary fee structure on November 19, 2019. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Source ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates (“BofA”), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets	$935,506,115
Total number of portfolio holdings	1,538
Portfolio turnover rate	46%
Total advisory fees paid	$1,420,324
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
(a)	Amount rounds to less than 0.1%.
Material changes to the Fund during the period
Effective December 1, 2024, the Fund reduced its management free from 0.15% of average daily net assets to 0.07% of daily average net assets.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
BBHY-225
ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF

Ticker: BBCB - NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF (the "Fund") for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF	$8	0.08%
How did the Fund Perform?
The JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF returned 6.52% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index returned 5.81% and the Bloomberg U.S. Corporate Bond Index (the "Index") returned 6.56% for the year ended February 28, 2025.
  On an absolute basis, the Fund’s largest contributors to returns were its allocations to the financials and utility sector, while transportation and technology were the smallest contributors to returns.
  No sector detracted from performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF - Net Asset Value	December 12, 2018	6.52%	(0.10)%	2.83%
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.70
Bloomberg U.S. Corporate Bond Index		6.56	0.09	2.98
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF, the Bloomberg U.S. Aggregate Index and the Bloomberg U.S. Corporate Bond Index from December 12, 2018 to February 28, 2025. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Bloomberg U.S. Aggregate Index and the Bloomberg U.S. Corporate Bond Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index representing SEC-registered taxable and dollar denominated securities. It covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through, and asset-backed securities. The Bloomberg U.S. Corporate Bond Index broadly measures the investment grade, fixed-rate, taxable, corporate bond market. It includes USD denominated securities publicly issued by U.S. and non-U.S. industrial, utility, and financial issuers that meet specified maturity, liquidity, and quality requirements. Securities in the Index roll up to the U.S. Credit and U.S. Aggregate Indices. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the Bloomberg U.S. Aggregate Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets	$43,426,410
Total number of portfolio holdings	1,000
Portfolio turnover rate	15%
Total advisory fees paid	$35,847
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
Effective December 1, 2024, the Fund reduced its management free from 0.09% of average daily net assets to 0.04% of daily average net assets.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
BBCB-225
ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan Core Plus Bond ETF

Ticker: JCPB - Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Core Plus Bond ETF (the "Fund") for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Core Plus Bond ETF	$39	0.37%
How did the Fund Perform?
The JPMorgan Core Plus Bond ETF returned 7.21% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index (the "Index") returned 5.81% for the year ended February 28, 2025.
  The Fund’s allocation to securitized credit, including asset-backed securities ("ABS"), commercial mortgage-backed securities ("CMBS") and non-agency mortgage-backed securities ("MBS"), was a significant contributor to returns. In particular, exposure to CMBS conduit and single-family rental CMBS helped performance.
  The Fund’s allocation to corporate credit contributed to performance, led by its out-of-Index allocation to high yield, followed by security selection within investment grade corporate credit.
  Within agency mortgages, the Fund’s overweight to agency commercial MBS contributed to excess returns, as the sector benefited from strong demand; this was somewhat offset by the Fund’s underweight positioning in agency residential MBS, which detracted from performance relative to the Index, as the sector outperformed U.S. Treasuries for the period.
  The Fund’s duration positioning detracted from performance as interest rate volatility and Federal Reserve policy uncertainty increased. The Fund tactically adjusted duration over the period, shifting between a small overweight and neutral positioning relative to the Index.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Core Plus Bond ETF - Net Asset Value	January 28, 2019	7.21%	0.73%	2.54%
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.50
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Core Plus Bond ETF and the Bloomberg U.S. Aggregate Index from January 28, 2019 to February 28, 2025. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Bloomberg U.S. Aggregate Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot invest directly in an index.
Fund performance reflects waiver of a portion of the Fund’s fees and reimbursement of expenses for certain periods from the Fund’s inception date and prior to implementation of a unitary fee structure on November 19, 2019. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets	$5,800,995,480
Total number of portfolio holdings	2,464
Portfolio turnover rate	111%
Total advisory fees paid	$14,541,431
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
Effective July 1, 2024, the Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, costs of shareholder meetings, and extraordinary expenses) exceed 0.38% of the average daily net assets of the Fund. These waivers are in effect through June 30, 2025, at which time it will be determined whether such waivers will be renewed or revised.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JCPB-225
ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan High Yield Municipal ETF

Ticker: JMHI - NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan High Yield Municipal ETF (the "Fund") for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan High Yield Municipal ETF	$35	0.34%
How did the Fund Perform?
The JPMorgan High Yield Municipal ETF returned 7.25% for the year ended February 28, 2025. The Bloomberg US Municipal Index returned 2.96%, the Bloomberg High Yield Municipal Bond Index (the "Index") returned 8.12% and the Bloomberg 65% High Grade Index / 35% High Yield Total Return Index returned 4.74% for the year ended February 28, 2025.
  The Fund’s overweight in the 10+ year effective duration bucket positively impacted performance in the Fund, as this category outperformed throughout the year.
  The Fund’s overweight to non-rated bonds added to performance, as they outperformed over the year. Being overweight the outperforming housing sector also positively contributed to performance.
  The zero to one-year effective duration bucket underperformed in the Index for the period; the Fund’s overweight to this bucket detracted from performance.
  The Fund’s overweight to the electric sector detracted from performance, as it underperformed over the period.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan High Yield Municipal ETF - Net Asset Value	September 17, 2007*	7.25%	0.11%	2.33%
Bloomberg US Municipal Index		2.96	0.67	2.33
Bloomberg High Yield Municipal Bond Index		8.12	2.15	4.35
Bloomberg 65% High Grade Index / 35% High Yield Total Return Index		4.74	1.21	3.05
*	Inception date for Class I Shares of the Predecessor Fund (as defined below).
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
JPMorgan High Yield Municipal ETF (the “Fund”) acquired the assets and liabilities of the JPMorgan High Yield Municipal Fund (“Predecessor Fund”) in a reorganization that occurred as of the close of business on July 14, 2023. Performance and financial history of the Predecessor Fund’s Class R6 Shares have been adopted by the Fund and will be used going forward. As a result, the performance for the Fund prior to the close of business on July 14, 2023 is the performance of the Predecessor Fund’s Class R6 Shares. Inception date for the Predecessor Fund’s Class R6 Shares is November 1, 2018. Returns for the Predecessor Fund’s Class R6 Shares prior to their inception date are based on the performance of the Predecessors Fund’s Class I Shares. The actual returns of the Predecessor Fund’s Class R6 Shares would have been different than those shown because the Predecessor Fund’s Class R6 Shares had different expenses than the Predecessor Fund’s Class I Shares. Inception date for the Predecessor Fund’s Class I Shares is September 17, 2007.
Performance for the Fund’s shares has not been adjusted to reflect the Fund’s shares lower expenses than those of the Predecessor Fund’s Class R6 Shares and Class I Shares. Had the Predecessor Fund been structured as an exchange-traded fund (“ETF”), its performance may have differed. Performance for the  Predecessor Fund is based on the net asset value (“NAV”) per share of the Predecessor Fund Shares rather than on market-determined prices. Prior to the Fund’s listing on July 17, 2023, the NAV performance of the Fund and the Class R6 Shares of the Predecessor Fund are used as proxy market price returns.
The graph illustrates comparative performance for $10,000 invested in shares of the Fund, the Bloomberg US Municipal Index, the Bloomberg High Yield Municipal Bond Index and the Bloomberg 65% High Grade Index / 35% High Yield Total Return Index from February 28, 2015 to February 28, 2025. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Bloomberg US Municipal Index, the Bloomberg High Yield Municipal Bond Index and the Bloomberg 65% High Grade Index / 35% High Yield Total Return Index does not reflect the deduction of expenses associated with an ETF and approximates the minimum possible dividend reinvestment of the securities included in the Index, if applicable. The Bloomberg US Municipal Index is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market. The Bloomberg High Yield Municipal Bond Index is an unmanaged index made up of bonds that are non-investment grade, unrated, or rated below Ba1 by Moody’s Investors Service with a remaining maturity of at least one year. The Bloomberg 65% High Grade Index / 35% High Yield Total Return Index is an unmanaged index of investment and non-investment-grade bonds, with a 65% weighting in the Bloomberg U.S. Municipal Index and a 35% weighting to the Bloomberg Municipal High Yield Index. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on NAVs calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the NAVs in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets	$207,734,266
Total number of portfolio holdings	155
Portfolio turnover rate	76%
Total advisory fees paid	$603,278
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.
Material changes to the Fund during the period
Effective May 13, 2024, the Fund updated its main investment strategies to allow it to invest up to 25% of its Assets in municipal securities, the interest on which may be subject to the federal alternative minimum tax for individuals.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JMHI-225
ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan Income ETF

Ticker: JPIE - NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Income ETF (the "Fund") for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Income ETF	$41	0.39%
How did the Fund Perform?
The JPMorgan Income ETF returned 8.22% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index (the "Index") returned 5.81% for the year ended February 28, 2025.
  The Fund’s exposure to securitized products, corporate credit and emerging markets debt contributed to returns.
  Securitized products were the leading contributors to relative performance over the period, driven by commercial mortgage-backed securities ("CMBS"), agency mortgage-backed securities ("agency MBS") and non-agency mortgage-backed securities ("non-agency MBS"). Asset-backed securities also contributed to returns.
  High yield contributed to returns, as spreads tightened on strong fundamentals and better than expected economic data. Investment grade credit also contributed to returns.
  The Fund’s duration positioning was the sole detractor over the period given its shorter duration versus the benchmark.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Income ETF - Net Asset Value	October 28, 2021	8.22%	2.76%
Bloomberg U.S. Aggregate Index		5.81	(1.35)
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Income ETF and the Bloomberg U.S. Aggregate Index from October 28, 2021 to February 28, 2025. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Bloomberg U.S. Aggregate Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are taxable and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot invest directly in an index.
Fund performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares. The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets	$3,028,468,581
Total number of portfolio holdings	1,903
Portfolio turnover rate	120%
Total advisory fees paid	$7,267,331
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
Effective July 1, 2024, the Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, costs of shareholder meetings, and extraordinary expenses) exceed 0.39% of the average daily net assets of the Fund. These waivers are in effect through June 30, 2025, at which time it will be determined whether such waivers will be renewed or revised.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JPIE-225
ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan Inflation Managed Bond ETF

Ticker: JCPI - Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Inflation Managed Bond ETF (the "Fund") for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Inflation Managed Bond ETF	$26	0.25%
How did the Fund Perform?
The JPMorgan Inflation Managed Bond ETF returned 7.31% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index returned 5.81%, the Bloomberg 1-10 Year U.S. TIPS Index (the "Index") returned 6.71% and the Bloomberg U.S. Intermediate Aggregate Index returned 6.09% for the year ended February 28, 2025.
  The Fund’s duration positioning contributed to performance over the period. The Fund tactically adjusted duration over the period, shifting between neutral and small overweight positioning relative to the Index.
  The Fund’s allocation to investment grade corporate and securitized credit sectors were a benefit to performance over the period.
  The Fund’s allocation to agency mortgage-backed securities contributed to performance, as the sector posted strong returns.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Inflation Managed Bond ETF - Net Asset Value	November 30, 2010*	7.31%	2.56%	2.47%
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51
Bloomberg 1-10 Year U.S. TIPS Index		6.71	2.85	2.66
Bloomberg U.S. Intermediate Aggregate Index		6.09	0.29	1.60
*	Inception date for Class R6 Shares of the Predecessor Fund (as defined below).
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
JPMorgan Inflation Managed Bond ETF (the “Fund”) acquired the assets and liabilities of the JPMorgan Inflation Managed Bond Fund (“Predecessor Fund”) in a reorganization that occurred as of the close of business on April 8, 2022. Performance and financial history of the Predecessor Fund’s Class R6 Shares have been adopted by the Fund and will be used going forward. As a result, the performance for the Fund prior to April 8, 2022 is the performance of the Predecessor Fund’s Class R6 Shares. Inception date for the Predecessor Fund’s Class R6 Shares is November 30, 2010.
Performance for the Fund’s shares has not been adjusted to reflect the Fund’s shares’ lower expenses than those of the Predecessor Fund’s Class R6 Shares. Had the Predecessor Fund been structured as an exchange-traded fund (“ETF”), its performance may have differed. Performance for the Predecessor Fund is based on the net asset value ("NAV") per share of the Predecessor Fund's Class R6 Shares rather than on market-determined prices. Prior to the Fund’s listing on April 11, 2022, the NAV performance of the Fund and the Class R6 Shares of the Predecessor Fund are used as proxy market price returns.
The graph illustrates comparative performance for $10,000 invested in shares of the Fund, the Bloomberg U.S. Aggregate Index, the Bloomberg 1-10 Year U.S. TIPS Index and the Bloomberg U.S. Intermediate Aggregate Index from February 28, 2015 to February 28, 2025. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Bloomberg U.S. Aggregate Index, the Bloomberg 1-10 Year U.S. TIPS Index and the Bloomberg U.S. Intermediate Aggregate Index does not reflect the deduction of expenses associated with an ETF and approximates the minimum possible dividend reinvestment of the securities included in the Index, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index representing SEC-registered taxable and dollar denominated securities. It covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through, and asset-backed securities. The Bloomberg 1–10 Year U.S. TIPS Index represents the performance of intermediate (1–10 year) U.S. Treasury Inflation Protection Securities. The Bloomberg U.S. Intermediate Aggregate Index is an unmanaged index comprised of U.S. government, mortgage, corporate and asset-backed securities with maturities of one to 10 years. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on NAVs calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the NAVs in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets	$676,127,620
Total number of portfolio holdings	789
Portfolio turnover rate	110%
Total advisory fees paid	$1,818,703
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JCPI-225
ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan International Bond Opportunities ETF

Ticker: JPIB - Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan International Bond Opportunities ETF (the "Fund") for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan International Bond Opportunities ETF	$51	0.50%
How did the Fund Perform?
The JPMorgan International Bond Opportunities ETF returned 6.26% for the year ended February 28, 2025. The Fund is managed with an unconstrained orientation and is not managed relative to a benchmark index. The Bloomberg Multiverse ex-USA (USD Hedged) Index (the "Index") returned 6.25% for the year ended February 28, 2025.
  The Fund’s positive performance was driven by its exposure to investment grade credit, benefiting from cooler inflation data and a resilient U.S. economy.
  High yield contributed to returns, as broad risk-on sentiment persisted and spreads tightened.
  Emerging markets debt contributed, particularly hard-currency sovereigns, as spreads tightened over the period.
  Securitized products contributed to returns driven by agency mortgage-backed securities, where the Fund’s exposure is concentrated.
  The Fund’s duration positioning marginally contributed amid heightened rate volatility.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan International Bond Opportunities ETF - Net Asset Value	April 5, 2017	6.26%	2.73%	3.39%
Bloomberg Multiverse ex-USA (USD Hedged) Index		6.25	0.74	2.42
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan International Bond Opportunities ETF and the Bloomberg Multiverse ex-USA (USD Hedged) Index from April 5, 2017 to February 28, 2025. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Bloomberg Multiverse ex-USA (USD Hedged) Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index. The Bloomberg Multiverse ex-USA (USD Hedged) Index is a measure of the global fixed income bond market that combines the Barclays Global Aggregate Index, which measures investment-grade debt from 24 different local currency markets, and the Barclays Global High Yield Index, which measures the global high yield fixed income markets. It excludes U.S. securities and is hedged to the U.S. dollar. Investors cannot invest directly in an index.
Fund performance reflects waiver of a portion of the Fund’s fees and reimbursement of expenses for certain periods from the Fund’s inception date and prior to implementation of a unitary fee structure on November 19, 2019. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets	$589,241,383
Total number of portfolio holdings	875
Portfolio turnover rate	38%
Total advisory fees paid	$2,371,527
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JPIB-225
ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan Limited Duration Bond ETF

Ticker: JPLD - Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Limited Duration Bond ETF (the "Fund") for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Limited Duration Bond ETF	$24	0.23%
How did the Fund Perform?
The JPMorgan Limited Duration Bond ETF returned 6.78% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index returned 5.81% and the Bloomberg 1-3 Year U.S. Government/Credit Bond Index (the "Index") returned 5.54% for the year ended February 28, 2025.
  The Fund’s out-of-Index allocation to agency mortgage-backed securities (agency MBS) contributed to relative returns over the period.  Mortgage spreads tightened considerably, helping them outperform Index securities.
  Allocations to securitized credit were a tailwind. All forms of securitized credit helped, including commercial mortgage-backed securities ("CMBS"), non-agency mortgage-backed securities ("non-agency MBS"), asset-backed securities ("ABS") and collateralized loan obligations ("CLOs").
  The Fund’s shorter duration compared to the Index was a headwind, as U.S. Treasury yields fell in the front and intermediate portions of the curve. At the end of the period, the duration of the Fund was 1.62 years compared to an Index duration of 1.86 years.
  Some aspects of yield-curve positioning detracted over the period. The Fund was underweight the 1- to 3-year portion of the curve, where rates fell most, and had exposure further out the curve, where rates fell less.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Limited Duration Bond ETF - Net Asset Value	February 22, 2005	6.78%	2.52%	2.38%
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51
Bloomberg 1-3 Year U.S. Government/Credit Bond Index		5.54	1.53	1.71
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
JPMorgan Limited Duration Bond ETF (the “Fund”) acquired the assets and liabilities of the JPMorgan Limited Duration Bond Fund (“Predecessor Fund”) in a reorganization that occurred as of the close of business on July 28, 2023. Performance and financial history of the Predecessor Fund’s Class R6 Shares have been adopted by the Fund and will be used going forward. As a result, the performance for the Fund prior to the close of business on July 28, 2023 is the performance of the Predecessor Fund’s Class R6 Shares. Inception date for the Predecessor Fund’s Class R6 Shares is February 22, 2005.
Performance for the Fund’s shares has not been adjusted to reflect the Fund’s shares lower expenses than those of the Predecessor Fund’s Class R6 Shares. Had the Predecessor Fund been structured as an exchange-traded fund (“ETF”), its performance may have differed. Performance for the Predecessor Fund is based on the net asset value (“NAV”) per share of the Predecessor Fund Shares rather than on market-determined prices. Prior to the Fund’s listing on July 31, 2023, the NAV performance of the Fund and the Class R6 Shares of the Predecessor Fund are used as proxy market price returns.
The graph illustrates comparative performance for $10,000 invested in shares of the Fund, the Bloomberg U.S. Aggregate Index and the Bloomberg 1–3 Year U.S. Government/Credit Bond Index from February 28, 2015 to February 28, 2025. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Bloomberg U.S. Aggregate Index and the Bloomberg 1–3 Year U.S. Government/Credit Bond Index does not reflect the deduction of expenses associated with an ETF and approximates the minimum possible dividend reinvestment of the securities included in the Index, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The Bloomberg 1–3 Year U.S. Government/Credit Bond Index is an unmanaged index of investment grade government and corporate bonds with maturities of one to three years. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund’s regulatory index has changed from the Index, as defined above, to the Bloomberg U.S. Aggregate Index, a broad-based securities market index. In addition to the Fund’s performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on NAVs calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the NAVs in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets	$1,101,559,537
Total number of portfolio holdings	403
Portfolio turnover rate	30%
Total advisory fees paid	$1,550,522
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JPLD-225

ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan Municipal ETF

Ticker: JMUB - Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Municipal ETF (the "Fund") for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Municipal ETF	$17	0.17%
How did the Fund Perform?
The JPMorgan Municipal ETF returned 3.31% for the year ended February 28, 2025. The Bloomberg US Municipal Index returned 2.96% and the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index (the "Index") returned 2.86% for the year ended February 28, 2025.
  The overweight in the zero to one-year effective duration bucket positively impacted performance in the Fund, as this category outperformed throughout the year.
  The Fund’s overweight to BBB-rated bonds added to performance as they outperformed on the year. Being overweight the outperforming IDR/PCR sector, specifically gas prepayment bonds, also positively contributed to performance.
  The 10+ year effective duration bucket outperformed for the period; the Fund’s underweight to this bucket took from performance.
  The Fund’s overweight to the electric sector detracted from performance, as it underperformed over the period.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Municipal ETF - Net Asset Value	October 29, 2018	3.31%	0.90%	3.00%
Bloomberg US Municipal Index		2.96	0.67	2.51
Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index		2.86	0.91	2.42
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Municipal ETF, the Bloomberg US Municipal Index and the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index from October 29, 2018 to February 28, 2025. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Bloomberg US Municipal Index and the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Bloomberg US Municipal Index is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market. The Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index represents the performance of municipal bonds with maturities from 1 to 17 years. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund’s regulatory index has changed from the Index, as defined above, to the Bloomberg US Municipal Index, a broad-based securities market index. In addition to the Fund’s performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance reflects waiver of a portion of the Fund’s fees and reimbursement of expenses for certain periods from the Fund’s inception date and prior to implementation of a unitary fee structure on November 19, 2019. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets	$2,450,861,332
Total number of portfolio holdings	1,102
Portfolio turnover rate	39%
Total advisory fees paid	$2,868,845
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.
Material changes to the Fund during the period
Effective May 13, 2024, the Fund updated its investment objective to include the exclusions from gross income for federal income tax purposes may not mean exclusion from the federal alternative minimum tax. Additionally, the Fund updated its main investment strategies to allow it to invest up to 25% of its Assets in municipal securities, the interest on which may be subject to the federal alternative minimum tax for individuals.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JMUB-225
ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan Realty Income ETF

Ticker: JPRE - NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Realty Income ETF (the "Fund") for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Realty Income ETF	$54	0.50%
How did the Fund Perform?
The JPMorgan Realty Income ETF returned 16.24% for the year ended February 28, 2025. The S&P 500 Index returned 18.41%, the FTSE NAREIT All Equity REITs Index (the "Index") returned 13.86% and the MSCI US REIT Index returned 16.55% for the year ended February 28, 2025.
  The Fund’s security selection in the retail and residential sectors detracted from performance relative to the Index.
  The Fund’s security selection in the health care and diversified sectors contributed to performance relative to the Index.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Realty Income ETF - Net Asset Value	May 15, 2006*	16.24%	6.69%	5.58%
S&P 500 Index		18.41	16.85	12.98
FTSE NAREIT All Equity REITs Index		13.86	5.61	6.06
MSCI US REIT Index		16.55	6.79	5.85
*	Inception date for Class R5 Shares of the Predecessor Fund (as defined below).
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
JPMorgan Realty Income ETF (the “Fund”) acquired the assets and liabilities of the JPMorgan Realty Income Fund (“Predecessor Fund”) in a reorganization that occurred as of the close of business on May 20, 2022. Performance and financial history of the Predecessor Fund’s Class R6 Shares have been adopted by the Fund and will be used going forward. As a result, the performance for the Fund prior to May 20, 2022 is the performance of the Predecessor Fund’s Class R6 Shares. Inception date for the Predecessor Fund’s Class R6 Shares is November 2, 2015. Returns for the Predecessor Fund’s Class R6 Shares prior to their inception date are based on the performance of the Predecessors Fund’s Class R5 Shares. The actual returns of the Predecessor Fund’s Class R6 Shares would have been different than those shown because the Predecessor Fund’s Class R6 Shares had different expenses than the Predecessor Fund’s Class R5 Shares. Inception date for the Predecessor Fund’s Class R5 Shares is May 15, 2006.
Performance for the Fund’s shares has not been adjusted to reflect the Fund’s shares’ lower expenses than those of the Predecessor Fund’s Class R6 Shares and Class R5 Shares. Had the Predecessor Fund been structured as an exchange-traded fund (“ETF”), its performance may have differed. Performance for the Predecessor Fund is based on the net asset value ("NAV") per share of the Predecessor Fund's Class R6 Shares rather than on market-determined prices. Prior to the Fund’s listing on May 23, 2022, the NAV performance of the Fund and the Class R6 Shares of the Predecessor Fund are used as proxy market price returns.
The graph illustrates comparative performance for $10,000 invested in shares of the Fund, the S&P 500 Index, the MSCI US REIT Index and the FTSE NAREIT All Equity REITs Index from February 28, 2015 to February 28, 2025. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the S&P 500 Index, the MSCI US REIT Index and the FTSE NAREIT All Equity REITs Index does not reflect the deduction of expenses associated with an ETF and approximates the minimum possible dividend reinvestment of the securities included in the Index, if applicable. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. The MSCI US REIT Index is a free float-adjusted market capitalization weighted index comprised of equity REITs that are included in the MSCI US Investable Market 2500 Index, except specialty equity REITs that do not generate a majority of their revenue and income from real estate rental and leasing operations. The FTSE NAREIT All Equity REITs Index is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. Constituents of the Index include all tax-qualified REITs with more than 50 percent of total assets in qualifying real estate assets other than mortgages secured by real property. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund’s regulatory index has changed from the Index, as defined above, to the S&P 500 Index, a broad-based securities market index. In addition to the Fund’s performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Effective April 1, 2023, the Fund’s primary benchmark changed from the MSCI US REIT Index to the FTSE NAREIT All Equity REITs Index to more closely align the Fund’s primary benchmark to the current real estate landscape.
The returns shown are based on NAVs calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the NAVs in accordance with accounting principles generally accepted in the United States of America.
The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
The JPMorgan Realty Income ETF (the “JPMorgan Realty Income ETF”) has been developed solely by JPMorgan Chase Bank N.A. The JPMorgan Realty Income ETF is not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited (“FTSE”) or the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”) or Nareit. All rights in the FTSE NAREIT All Equity REITs Index (the “Index”) vest in FTSE and Nareit. “FTSE®” is a trade mark of the LSE Group and is used by FTSE International Limited (“FTSE”) under licence. “NAREIT®” is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan Realty Income ETF. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan Realty Income ETF or the suitability of the Index for the purpose to which it is being put by JPMorgan Chase Bank N.A.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information(collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy,completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive,consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets	$418,804,253
Total number of portfolio holdings	31
Portfolio turnover rate	77%
Total advisory fees paid	$2,191,910
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JPRE-225
ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan Short Duration Core Plus ETF

Ticker: JSCP - NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Short Duration Core Plus ETF (the "Fund") for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Short Duration Core Plus ETF	$34	0.33%
How did the Fund Perform?
The JPMorgan Short Duration Core Plus ETF returned 6.89% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index returned 5.81% and the Bloomberg 1-5 Year Government/Credit Index (the "Index") returned 5.69% for the year ended February 28, 2025.
  The Fund’s out-of-benchmark allocation to the securitized sector, specifically agency residential mortgage-backed securities and asset-backed securities, contributed to excess returns over the period.
  A strategic allocation to investment grade and high yield corporate credit, favoring financials over industrials, bolstered performance as did security selection.
  The Fund’s out-of-benchmark allocation to agency multifamily collateralized mortgage obligations was a detractor from performance.
  A sector allocation to cash used to maintain liquidity within the Fund was a slight detractor to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Short Duration Core Plus ETF - Net Asset Value	March 1, 2021	6.89%	1.79%
Bloomberg U.S. Aggregate Index		5.81	(0.99)
Bloomberg 1-5 Year Government/Credit Index		5.69	0.91
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Short Duration Core Plus ETF, the Bloomberg U.S. Aggregate Index and the Bloomberg 1-5 Year Government/Credit Index from March 1, 2021 to February 28, 2025. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Bloomberg U.S. Aggregate Index and the Bloomberg 1-5 Year Government/Credit Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Bloomberg 1-5 Year Government/Credit Index includes the Government and Credit portions of the Barclays Aggregate for securities of 1-5 year maturities. The Government portion includes treasuries and agencies. The Credit portion includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund’s regulatory index has changed from the Index, as defined above, to the Bloomberg U.S. Aggregate Index, a broad-based securities market index. In addition to the Fund’s performance, the tables in this section include performance of the new regulatory index and the Index.

Fund performance reflects waiver of a portion of the Fund’s fees and reimbursement of expenses for certain periods from the Fund’s inception date and prior to implementation of a unitary fee structure on November 19, 2019. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets	$607,026,786
Total number of portfolio holdings	912
Portfolio turnover rate	60%
Total advisory fees paid	$1,596,498
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
(a)	Amount rounds to less than 0.1%.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JSCP-225
ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan Sustainable Municipal Income ETF

Ticker: JMSI - NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Sustainable Municipal Income ETF (the "Fund") for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Sustainable Municipal Income ETF	$17	0.16%
How did the Fund Perform?
The JPMorgan Sustainable Municipal Income ETF returned 3.71% for the year ended February 28, 2025. The Bloomberg US Municipal Index returned 2.96% and the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index (the "Index") returned 2.86% for the year ended February 28, 2025.
  The Fund’s overweight in the zero to one-year effective duration bucket positively impacted performance in the Fund, as this category outperformed throughout the year.
  The Fund’s overweight to BBB-rated bonds added to performance, as they outperformed on the year. Being overweight the outperforming housing sector also positively contributed to performance.
  The 10+ year effective duration bucket outperformed for the period; the Fund’s underweight to this bucket detracted from performance.
  The Fund’s overweight to the water & sewer sector detracted from performance, as it underperformed over the period.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Sustainable Municipal Income ETF - Net Asset Value	February 9, 1993*	3.71%	0.79%	1.94%
Bloomberg US Municipal Index		2.96	0.67	2.33
Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index		2.86	0.91	2.14
*	Inception date for Class I Shares of the Predecessor Fund (as defined below).
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
JPMorgan Sustainable Municipal Income ETF (the “Fund”) acquired the assets and liabilities of the JPMorgan Sustainable Municipal Income Fund (“Predecessor Fund”) in a reorganization that occurred as of the close of business on July 14, 2023. Performance and financial history of the Predecessor Fund’s Class R6 Shares have been adopted by the Fund and will be used going forward. As a result, the performance for the Fund prior to the close of business on July 14, 2023 is the performance of the Predecessor Fund’s Class R6 Shares. Inception date for the Predecessor Fund’s Class R6 Shares is November 6, 2017. Returns for the Predecessor Fund’s Class R6 Shares prior to their inception date are based on the performance of the Predecessors Fund’s Class I Shares. The actual returns of the Predecessor Fund’s Class R6 Shares would have been different than those shown because the Predecessor Fund’s Class R6 Shares had different expenses than the Predecessor Fund’s Class I Shares. Inception date for the Predecessor Fund’s Class I Shares is February 9, 1993.
Performance for the Fund’s shares has not been adjusted to reflect the Fund’s shares lower expenses than those of the Predecessor Fund’s Class R6 Shares and Class I Shares. Had the Predecessor Fund been structured as an exchange-traded fund (“ETF”), its performance may have differed. Performance for the Predecessor Fund is based on the net asset value (“NAV”) per share of the Predecessor Fund Shares rather than on market-determined prices. Prior to the Fund’s listing on July 17, 2023, the NAV performance of the Fund and the Class R6 Shares of the Predecessor Fund are used as proxy market price returns.
The graph illustrates comparative performance for $10,000 invested in shares of the Fund, the Bloomberg US Municipal Index and the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index from February 28, 2015 to February 28, 2025. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Bloomberg US Municipal Index and the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index does not reflect the deduction of expenses associated with an ETF and approximates the minimum possible dividend reinvestment of the securities included in the Index, if applicable. The Bloomberg US Municipal Index is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market. The Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index represents the performance of municipal bonds with maturities from 1 to 17 years. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund’s regulatory index has changed from the Index, as defined above, to the Bloomberg US Municipal Index, a broad-based securities market index. In addition to the Fund’s performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on NAVs calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the NAVs in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets	$255,623,490
Total number of portfolio holdings	185
Portfolio turnover rate	69%
Total advisory fees paid	$639,176
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.
Material changes to the Fund during the period
Effective May 13, 2024, the Fund changed the amount of Fund Assets it can invest in municipal securities, the interest on which may be subject to the federal alternative minimum tax for individuals, from 100% to 25%.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JMSI-225

ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan Ultra-Short Income ETF

Ticker: JPST - NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Ultra-Short Income ETF (the "Fund") for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Ultra-Short Income ETF	$18	0.17%
How did the Fund Perform?
The JPMorgan Ultra-Short Income ETF returned 5.69% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index returned 5.81% and the ICE BofA 3-Month US Treasury Bill Index (the "Index") returned 5.09% for the year ended February 28, 2025.
  As the Fund closely monitored key macroeconomic events such as Federal Reserve ("Fed") rate cuts, a presidential election and the uncertain impacts of a new administration, the Fund’s active management approach was favorable in navigating exposures to interest rate risk and credit risk.
  During the reporting period, the Fed implemented a total of 100 basis points ("bps") in rate cuts, including a 50 bps cut in September 2024, a 25 bps cut in November and another 25 bps cut in December. This led to a significant decline in interest rates during the period. The Fund maintained an overweight duration stance relative to the Index during the period, which contributed positively to the Fund’s performance.
  Credit spreads generally tightened during the period, driven by strong supply and demand dynamics for investment grade credit. Additionally, credit fundamentals remained robust. The Fund’s exposure to spreads through corporate financials, corporate industrials, and AAA-rated prime auto & equipment asset-backed securities ("ABS") was favorable for performance relative to the Index during the period.
  No sectors significantly detracted from returns during the period when compared to the Index.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Ultra-Short Income ETF - Net Asset Value	May 17, 2017	5.69%	2.89%	2.77%
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.39
ICE BofA 3-Month US Treasury Bill Index		5.09	2.56	2.29
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Ultra-Short Income ETF, the Bloomberg U.S. Aggregate Index and the ICE BofA 3-Month US Treasury Bill Index from May 17, 2017 to February 28, 2025. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Bloomberg U.S. Aggregate Index and the ICE BofA 3-Month US Treasury Bill Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The ICE BofA 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. The index is rebalanced monthly and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond 3 months from the rebalancing date. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund’s regulatory index has changed from the Index, as defined above, to the Bloomberg U.S. Aggregate Index, a broad-based securities market index. In addition to the Fund’s performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance reflects waiver of a portion of the Fund’s fees and reimbursement of expenses for certain periods from the Fund’s inception date and prior to implementation of a unitary fee structure on November 19, 2019. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Source ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets	$30,877,401,175
Total number of portfolio holdings	872
Portfolio turnover rate	66%
Total advisory fees paid	$44,271,211
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)

Financials
37.4
Asset-Backed Securities
13.5
Commercial Paper
10.9
Certificates of Deposits
8.4
Consumer Discretionary
3.8
Health Care
2.6
Utilities
2.4
U.S. Treasury Obligations
2.1
Industrials
2.0
Information Technology
1.6
Consumer Staples
1.5
Energy
1.2
Others (each less than 1.0%)
1.6
Other Short-Term Investments
11.0

Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JPST-225
ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan Ultra-Short Municipal Income ETF

Ticker: JMST - Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Ultra-Short Municipal Income ETF (the "Fund") for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Ultra-Short Municipal Income ETF	$17	0.17%
How did the Fund Perform?
The JPMorgan Ultra-Short Municipal Income ETF returned 3.53% for the year ended February 28, 2025. The Bloomberg US Municipal Index returned 2.96% and the Bloomberg 1-Year Municipal Bond Index (the "Index") returned 3.56% for the year ended February 28, 2025.
  The overweight in the zero to one-year effective duration bucket positively impacted performance, as this category outperformed throughout the year.
  The Fund’s underweight to AA-rated bonds added to performance, as they underperformed on the year. Additionally, the Fund’s underweight to the underperforming pre-refunded bond sector positively contributed to performance.
  The Fund’s overweight to the two- to five-year effective duration bucket detracted from performance, as it underperformed for the period.
  A-rated bonds outperformed on the year; the Fund’s underweight in this bucket detracted from performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Ultra-Short Municipal Income ETF - Net Asset Value	October 16, 2018	3.53%	1.91%	2.01%
Bloomberg US Municipal Index		2.96	0.67	2.55
Bloomberg 1-Year Municipal Bond Index		3.56	1.47	1.75
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Ultra-Short Municipal Income ETF, the Bloomberg US Municipal Index and the Bloomberg 1-Year Municipal Bond Index from October 16, 2018 to February 28, 2025. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Bloomberg US Municipal Index and the Bloomberg 1-Year Municipal Bond Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Bloomberg US Municipal Index is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market. The Bloomberg 1-Year Municipal Bond Index is an unmanaged index that includes bonds with a minimum credit rating of BAA3, are issued as part of a deal of at least $50 million, have an amount outstanding of at least $5 million, and have maturities of 1 to 2 years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of the mutual fund expenses, including sales charges if applicable. An individual cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund’s regulatory index has changed from the Index, as defined above, to the Bloomberg US Municipal Index, a broad-based securities market index. In addition to the Fund’s performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance reflects waiver of a portion of the Fund’s fees and reimbursement of expenses for certain periods from the Fund’s inception date and prior to implementation of a unitary fee structure on November 19, 2019. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption on gains resulting from or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets	$3,440,620,333
Total number of portfolio holdings	2,177
Portfolio turnover rate	53%
Total advisory fees paid	$4,801,522
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.
Material changes to the Fund during the period
Effective May 13, 2024, the Fund updated its main investment strategies to allow it to invest up to 25% of its Assets in municipal securities, the interest on which may be subject to the federal alternative minimum tax for individuals.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JMST-225
ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan USD Emerging Markets Sovereign Bond ETF

Ticker: JPMB - NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan USD Emerging Markets Sovereign Bond ETF (the "Fund") for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan USD Emerging Markets Sovereign Bond ETF	$40	0.39%
How did the Fund Perform?
The JPMorgan USD Emerging Markets Sovereign Bond ETF returned 6.75% for the year ended February 28, 2025. The Bloomberg Global Aggregate Index - Unhedged USD returned 2.98% and the JPMorgan Emerging Markets Risk-Aware Bond Index (the "Index") returned 7.37% for the year ended February 28, 2025.
  The high yield spectrum, especially the distressed bucket, performed well in 2024, and the Fund’s risk filters were the key detractor of performance when compared with the Index.
  The Fund’s key risk filters that detracted from performance were Argentina, Egypt, Ukraine, Sri Lanka, Ecuador, El Salvador, Lebanon and Pakistan.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan USD Emerging Markets Sovereign Bond ETF - Net Asset Value	January 29, 2018	6.75%	(0.17)%	1.56%
Bloomberg Global Aggregate Index - Unhedged USD		2.98	(1.95)	(0.59)
JPMorgan Emerging Markets Risk-Aware Bond Index		7.37	0.43	2.12
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan USD Emerging Markets Sovereign Bond ETF, the Bloomberg Global Aggregate Index – Unhedged USD and the JPMorgan Emerging Markets Risk-Aware Bond Index from January 29, 2018 to February 28, 2025. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Bloomberg Global Aggregate Index – Unhedged USD and the JPMorgan Emerging Markets Risk-Aware Bond Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Bloomberg Global Aggregate Index – Unhedged USD provides a broad-based measure of the global investment-grade fixed income markets, comprised of U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices as well as Eurodollar and Euro-Yen corporate bonds, Canadian government, agency and corporate securities, and USD investment grade 144A securities. Constituents must be rated Baa3/BBB- or higher by at least two of the following: Moody's, S&P, Fitch. The JPMorgan Emerging Markets Risk-Aware Bond Index (the “Index”) is comprised of liquid, U.S. dollar-denominated sovereign and quasi-sovereign fixed and floating rate debt securities from emerging markets selected using a rules-based methodology and is owned by J.P. Morgan Investment Inc., the Fund’s adviser (the “Adviser”). The Index is maintained and calculated by J.P. Morgan Securities LLC (“JPMS” or the “Index Provider”), which selects securities in accordance with the methodology from among the components of the J.P. Morgan Emerging Market Bond Index Global Diversified, which was developed and is maintained by the Index Provider. The Index Provider and the Adviser are both wholly-owned subsidiaries of JPMorgan Chase & Co., a publicly-held financial services holding company. The Index starts with the J.P. Morgan Emerging Market Bond Index Global Diversified and applies a proprietary methodology that filters for liquidity and for country risk and allocates risk based on credit rating. Historically, the J.P. Morgan Emerging Markets Bond Index Global Diversified has included bonds issued by the countries of Angola, Argentina, Armenia, Azerbaijan, Belize, Bolivia, Brazil, Cameroon, Chile, China, Colombia, Costa Rica, Cote D’Ivoire, Croatia, Dominican Republic, Ecuador, Egypt, El Salvador, Ethiopia, Gabon, Georgia, Ghana, Guatemala, Honduras, Hungary, India, Indonesia, Iraq, Jamaica, Jordan, Kazakhstan, Kenya, Latvia, Lebanon, Lithuania, Malaysia, Mexico, Mongolia, Morocco, Mozambique, Namibia, Nigeria, Oman, Pakistan, Panama, Paraguay, Peru, Philippines, Poland, Romania, Russian Federation, Senegal, Serbia, Slovakia, South Africa, Sri Lanka, Suriname, Trinidad and Tobago, Tunisia, Turkey, Ukraine, Uruguay, Venezuela, Vietnam, Zambia; however, this universe of countries may change in accordance with the Index Provider’s determination of eligible emerging market countries and there is no assurance that a particular country will be represented in the Underlying Index at any given time. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the Bloomberg Global Aggregate Index - Unhedged USD, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright [2016], J.P. Morgan Chase & Co. All rights reserved.

KEY FUND STATISTICS
Fund net assets	$166,881,595
Total number of portfolio holdings	271
Portfolio turnover rate	22%
Total advisory fees paid	$2,187,832
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)

Mexico
7.9
Turkey
7.8
Brazil
5.6
Oman
5.0
Saudi Arabia
4.7
Dominican Republic
4.6
Colombia
4.4
Bahrain
4.2
South Africa
3.9
Indonesia
3.8
United Arab Emirates
3.7
Nigeria
3.1
Others (each less than 3.0%)
40.1
Short-Term Investments
1.2

Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JPMB-225
JPMorgan Active Bond ETF

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 13(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the code of ethics or waivers granted with respect to the code of ethics in the period covered by the report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The Securities and Exchange Commission has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liabilities that are greater than the duties, obligations and liabilities imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

The Audit committee financial experts are Gary L. French, Kathleen M. Gallagher, Raymond Kanner and Lawrence R. Maffia, each of whom is not an “interested person” of the Registrant and is also “independent” as defined by the U.S. Securities and Exchange Commission for the purposes of the audit committee financial expert determination.

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

AUDIT FEES

2025 – $1,257,647

2024 – $1,343,673

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

AUDIT-RELATED FEES

2025 – $131,517

2024 – $132,386

Audit-related fees consists of security count procedures performed as required under Rule 17f-2 of the Investment Company Act of 1940 during the Registrant’s fiscal year.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

TAX FEES

2025 – $320,992

2024 – $314,718

The tax fees consist of fees billed in connection with preparing the federal regulated investment company income tax returns for the Registrant for the tax years ended February 28, 2025 and February 29, 2024, respectively.

For the last fiscal year, no tax fees were required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

ALL OTHER FEES

2025 – $0

2024 – $0

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to the Registrant’s Audit Committee Charter and written policies and procedures for the pre-approval of audit and non-audit services (the “Pre-approval Policy”), the Audit Committee pre-approves all audit and non-audit services performed by the Registrant’s independent public registered accounting firm for the Registrant. In addition, the Audit Committee pre-approves the auditor’s engagement for non-audit services with the Registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any Service Affiliate in accordance with paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if the engagement relates directly to the operations and financial reporting of the Registrant. Proposed services may be pre-approved either 1) without consideration of specific case-by-case services or 2) require the specific pre-approval of the Audit Committee. Therefore, initially the Pre-approval Policy listed a number of audit and non-audit services that have been approved by the Audit Committee, or which were not subject to pre-approval under the transition provisions of Sarbanes-Oxley Act of 2002

(the “Pre-approval List”). The Audit Committee annually reviews and pre-approves the services included on the Pre-approval List that may be provided by the independent public registered accounting firm without obtaining additional specific pre-approval of individual services from the Audit Committee. The Audit Committee adds to, or subtracts from, the list of general pre-approved services from time to time, based on subsequent determinations. All other audit and non-audit services not on the Pre-approval List must be specifically pre-approved by the Audit Committee.

One or more members of the Audit Committee may be appointed as the Committee’s delegate for the purposes of considering whether to approve such services. Any pre-approvals granted by the delegate will be reported, for informational purposes only, to the Audit Committee at its next scheduled meeting. The Audit Committee’s responsibilities to pre-approve services performed by the independent public registered accounting firm are not delegated to management.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

2025 – 0.0%

2024 – 0.0%

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Not applicable

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees billed by the independent registered public accounting firm for services rendered to the Registrant, and rendered to Service Affiliates, for the last two calendar year ends were:

2024 - $35.4 million

2023 - $35.4 million

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadvisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee has considered whether the provision of the non-audit services that were rendered to Service Affiliates that were not pre-approved (not requiring pre-approval) is compatible with maintaining the independent public registered accounting firm’s independence. All services provided by the independent public registered accounting firm to the Registrant or to Service Affiliates that were required to be pre-approved were pre-approved as required.

(i) A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form NCSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction. The registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

Not applicable.

(j) A registrant that is a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the registrant is so identified, must provide the below disclosures. Also, any such identified foreign issuer that uses a variable-interest entity or any similar structure that results in additional foreign entities being consolidated in the financial statements of the registrant is required to provide the below disclosures for itself and its consolidated foreign operating entity or entities. A registrant must disclose:

(1)

That, for the immediately preceding annual financial statement period, a registered public accounting firm that the PCAOB was unable to inspect or investigate completely, because of a position taken by an authority in the foreign jurisdiction, issued an audit report for the registrant;

(2)	The percentage of shares of the registrant owned by governmental entities in the foreign jurisdiction in which the registrant is incorporated or otherwise organized;

(3)	Whether governmental entities in the applicable foreign jurisdiction with respect to that registered public accounting firm have a controlling financial interest with respect to the registrant;

(4)	The name of each official of the Chinese Communist Party who is a member of the board of directors of the registrant or the operating entity with respect to the registrant; and

(5)	Whether the articles of incorporation of the registrant (or equivalent organizing document) contains any charter of the Chinese Communist Party, including the text of any such charter.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

ITEM 6. INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included in the financial statements filed under Item 7 of this Form.

Included in Item 7.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Annual Financial Statements
J.P. Morgan Exchange-Traded Funds
February 28, 2025
Fund	Ticker	Listing Exchange
JPMorgan Active Bond ETF	JBND	New York Stock Exchange LLC
JPMorgan Core Plus Bond ETF	JCPB	Cboe BZX Exchange, Inc.
JPMorgan Income ETF	JPIE	NYSE Arca, Inc.
JPMorgan International Bond Opportunities ETF	JPIB	Cboe BZX Exchange, Inc.
JPMorgan Municipal ETF	JMUB	Cboe BZX Exchange, Inc.
JPMorgan Short Duration Core Plus ETF	JSCP	NYSE Arca, Inc.
JPMorgan Ultra-Short Income ETF	JPST	NYSE Arca, Inc.
JPMorgan Ultra-Short Municipal Income ETF	JMST	Cboe BZX Exchange, Inc.

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Exchange-Traded Funds at (844) 457-6383 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.
Shares are bought and sold throughout the day on an exchange at market price (not at net asset value) through a brokerage account, and are not individually subscribed and redeemed from a Fund. Shares may only be subscribed and redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — 28.0%
U.S. Treasury Bonds
1.13%, 5/15/2040	7,915,000	5,040,556
3.88%, 8/15/2040	600,000	564,469
4.75%, 2/15/2041	1,679,000	1,742,946
3.38%, 8/15/2042	1,400,000	1,210,453
2.88%, 5/15/2043	3,900,000	3,098,672
4.38%, 8/15/2043	3,115,000	3,061,461
3.63%, 2/15/2044	6,250,000	5,522,705
3.00%, 11/15/2044	7,790,000	6,204,005
4.63%, 11/15/2044	4,885,000	4,938,430
3.00%, 5/15/2045	3,230,000	2,562,046
3.00%, 2/15/2047	3,620,000	2,822,610
3.00%, 2/15/2048	14,235,000	10,994,313
3.00%, 8/15/2048	10,238,000	7,873,262
2.88%, 5/15/2049	5,335,000	3,987,287
2.38%, 11/15/2049	7,750,000	5,203,701
4.13%, 8/15/2053	1,194,000	1,119,702
4.25%, 2/15/2054	1,000,000	959,258
4.63%, 5/15/2054	5,920,500	6,046,542
4.25%, 8/15/2054	8,775,000	8,432,227
4.50%, 11/15/2054	1,535,000	1,539,077
U.S. Treasury Notes
4.25%, 11/30/2026	17,200,000	17,265,844
4.63%, 6/15/2027	5,820,000	5,901,844
2.75%, 7/31/2027	7,000,000	6,803,672
3.88%, 10/15/2027	20,740,000	20,688,150
4.13%, 11/15/2027	20,445,000	20,520,870
4.25%, 1/15/2028	23,590,000	23,765,082
4.63%, 9/30/2028	6,585,000	6,722,102
4.38%, 11/30/2028	3,000,000	3,038,789
3.75%, 12/31/2028	6,000,000	5,946,328
2.63%, 2/15/2029	2,800,000	2,660,000
2.38%, 3/31/2029	500,000	469,531
4.13%, 3/31/2029	3,895,000	3,912,041
4.63%, 4/30/2029	5,000,000	5,117,383
4.50%, 5/31/2029	8,675,000	8,840,367
4.13%, 10/31/2029	9,050,000	9,092,422
4.13%, 11/30/2029	2,770,000	2,784,283
4.13%, 8/31/2030	9,425,000	9,457,030
4.88%, 10/31/2030	1,300,000	1,353,523
4.38%, 11/30/2030	28,150,000	28,597,541
1.25%, 8/15/2031	4,190,000	3,519,436
3.75%, 8/31/2031	7,312,000	7,169,188
1.38%, 11/15/2031	5,455,000	4,587,740
4.13%, 11/30/2031	5,951,000	5,959,601
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

4.50%, 12/31/2031	6,520,000	6,674,850
4.38%, 1/31/2032	4,680,000	4,756,781
1.88%, 2/15/2032	600,000	519,305
4.13%, 2/29/2032	10,000,000	10,012,500
4.00%, 2/15/2034	3,074,400	3,032,487
3.88%, 8/15/2034	32,657,000	31,850,780
U.S. Treasury STRIPS Bonds
4.66%, 8/15/2030 (a)	33,575,000	26,788,525
4.67%, 11/15/2030 (a)	19,925,000	15,725,455
4.65%, 2/15/2031 (a)	7,185,000	5,606,417
4.52%, 5/15/2031 (a)	3,040,000	2,346,384
4.66%, 8/15/2031 (a)	7,640,000	5,832,015
4.71%, 11/15/2031 (a)	18,440,000	13,919,313
4.63%, 5/15/2040 (a)	5,015,000	2,492,652
5.84%, 2/15/2041 (a)	2,249,000	1,074,658
4.85%, 11/15/2042 (a)	5,310,000	2,310,113
4.65%, 2/15/2049 (a)	3,605,000	1,167,766
5.17%, 11/15/2049 (a)	18,940,000	5,937,137
Total U.S. Treasury Obligations (Cost $421,988,712)		427,143,627
Mortgage-Backed Securities — 23.1%
FHLMC Gold Pools, Other
Pool # U99076, 4.50%, 12/1/2043	156,422	154,571
Pool # RE0003, 4.00%, 7/1/2049	499,380	474,181
FHLMC UMBS, 30 Year
Pool # SI2041, 3.00%, 10/1/2049	1,322,950	1,165,938
Pool # QA9530, 2.50%, 5/1/2050	262,353	223,051
Pool # QB3756, 2.50%, 9/1/2050	2,107,464	1,792,884
Pool # RA3653, 1.50%, 10/1/2050	661,045	505,408
Pool # RA3838, 3.00%, 10/1/2050	610,828	538,528
Pool # QB4903, 2.50%, 11/1/2050	532,330	452,396
Pool # QC2061, 2.00%, 5/1/2051	761,393	616,608
Pool # RA5303, 3.50%, 5/1/2051	2,264,114	2,055,003
Pool # RA5680, 2.00%, 8/1/2051	1,765,721	1,418,455
Pool # RA5794, 4.00%, 9/1/2051	1,937,005	1,819,550
Pool # QD0295, 3.00%, 11/1/2051	3,008,550	2,648,866
Pool # SD0809, 3.00%, 1/1/2052	1,317,381	1,160,448
Pool # SD8190, 3.00%, 1/1/2052	954,939	834,640
Pool # RA6531, 3.50%, 1/1/2052	791,565	723,514
Pool # RA6815, 2.50%, 2/1/2052	3,631,517	3,068,590
Pool # QE0399, 3.00%, 4/1/2052	806,351	709,936
Pool # QE1075, 3.00%, 4/1/2052	811,260	712,565
Pool # SD1373, 3.00%, 5/1/2052	721,632	634,776
Pool # SD5754, 3.50%, 6/1/2052	1,146,389	1,043,392
Pool # QE6381, 4.00%, 7/1/2052	1,877,469	1,766,113
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	1

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # SD1189, 5.00%, 7/1/2052	1,909,858	1,887,011
Pool # SD1589, 5.00%, 7/1/2052	878,539	874,663
Pool # QE8520, 3.50%, 8/1/2052	822,886	747,832
Pool # QF3294, 5.00%, 11/1/2052	5,053,529	4,996,203
Pool # SD2355, 4.50%, 12/1/2052	2,916,650	2,817,301
Pool # RJ1756, 4.50%, 6/1/2054	1,968,398	1,901,243
Pool # RJ1781, 6.00%, 6/1/2054	3,532,491	3,620,218
Pool # RJ2914, 5.50%, 11/1/2054	1,982,435	1,995,064
Pool # RJ3247, 5.00%, 1/1/2055	2,982,123	2,964,342
FNMA / FHLMC UMBS, Single Family, 30 Year TBA, 5.00%, 3/25/2055 (b)	21,530,000	21,178,615
FNMA UMBS, 20 Year Pool # BM4920, 4.00%, 10/1/2038	691,949	676,000
FNMA UMBS, 30 Year
Pool # AL9058, 3.50%, 9/1/2046	272,882	252,777
Pool # AL9397, 3.00%, 10/1/2046	361,526	321,630
Pool # BE9590, 3.50%, 5/1/2047	130,137	119,576
Pool # BK2113, 2.50%, 3/1/2050	239,569	202,261
Pool # BP8608, 2.50%, 6/1/2050	161,167	136,637
Pool # CA8670, 2.50%, 8/1/2050	1,406,788	1,190,696
Pool # BQ0795, 2.50%, 9/1/2050	3,940,406	3,326,126
Pool # BQ1367, 2.50%, 9/1/2050	941,689	799,514
Pool # BQ3137, 2.50%, 10/1/2050	379,532	322,488
Pool # FM4947, 2.00%, 12/1/2050	1,434,195	1,165,388
Pool # BP7667, 2.50%, 12/1/2050	390,241	331,943
Pool # CA8021, 2.50%, 12/1/2050	451,649	381,149
Pool # CA8044, 2.50%, 12/1/2050	371,038	313,755
Pool # CB0458, 2.50%, 5/1/2051	434,498	366,125
Pool # FM7293, 2.50%, 5/1/2051	211,467	178,528
Pool # CB0397, 3.00%, 5/1/2051	251,024	220,654
Pool # FM7346, 3.00%, 5/1/2051	442,497	389,066
Pool # FM7531, 3.00%, 5/1/2051	1,185,617	1,045,506
Pool # BT2415, 2.50%, 7/1/2051	1,503,442	1,264,497
Pool # FM7910, 2.50%, 7/1/2051	592,358	506,154
Pool # FM7957, 2.50%, 7/1/2051	729,947	618,322
Pool # CB1406, 3.00%, 8/1/2051	754,388	663,114
Pool # FM8479, 3.00%, 8/1/2051	590,386	518,956
Pool # FS5389, 2.50%, 11/1/2051	443,863	375,188
Pool # BU3608, 3.00%, 11/1/2051	123,793	108,992
Pool # FM9776, 3.00%, 11/1/2051	1,362,345	1,195,865
Pool # BU9885, 2.50%, 1/1/2052	549,744	461,635
Pool # FS8807, 3.00%, 1/1/2052	2,423,797	2,140,014
Pool # CB2750, 2.50%, 2/1/2052	1,920,125	1,617,111
Pool # CB2855, 2.50%, 2/1/2052	707,219	600,844
Pool # FS3381, 2.50%, 2/1/2052	1,054,707	883,745
Pool # CB2899, 3.00%, 2/1/2052	2,675,625	2,347,902
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # FS0488, 3.00%, 2/1/2052	1,334,851	1,176,512
Pool # BV4133, 2.50%, 3/1/2052	1,235,114	1,036,600
Pool # CB3031, 2.50%, 3/1/2052	1,193,871	1,002,513
Pool # FS8041, 2.50%, 3/1/2052	3,751,997	3,175,125
Pool # FS8196, 2.50%, 3/1/2052	6,524,797	5,515,181
Pool # CB3265, 3.00%, 4/1/2052	5,940,752	5,185,176
Pool # CB3360, 3.00%, 4/1/2052	996,110	869,915
Pool # BV0242, 3.50%, 4/1/2052	1,805,985	1,648,582
Pool # CB3384, 4.00%, 4/1/2052	334,713	314,453
Pool # BV5631, 3.00%, 6/1/2052	964,243	848,898
Pool # FS8114, 3.50%, 6/1/2052	1,130,316	1,029,583
Pool # CB3775, 4.00%, 6/1/2052	326,927	307,629
Pool # FS1949, 4.00%, 6/1/2052	2,888,598	2,718,086
Pool # BW0393, 5.00%, 6/1/2052	1,041,215	1,027,889
Pool # CB4160, 4.50%, 7/1/2052	2,718,098	2,625,033
Pool # CB4037, 5.00%, 7/1/2052	4,443,461	4,401,303
Pool # FS2995, 5.50%, 10/1/2052	1,199,065	1,207,909
Pool # CB4927, 6.00%, 10/1/2052	1,391,766	1,426,403
Pool # FS3836, 4.50%, 1/1/2053	408,966	395,036
Pool # FS7276, 5.00%, 9/1/2053	1,284,284	1,266,115
Pool # BY9849, 6.00%, 10/1/2053	568,667	582,011
Pool # DC6900, 7.00%, 7/1/2054	798,210	839,163
Pool # BU5072, 6.00%, 9/1/2054	2,019,889	2,065,099
Pool # DC6899, 6.50%, 9/1/2054	997,589	1,031,367
Pool # DB1954, 5.00%, 11/1/2054	2,093,362	2,060,526
Pool # DB4826, 5.50%, 11/1/2054	3,988,151	3,995,806
Pool # DB4866, 5.50%, 1/1/2055	1,102,227	1,115,245
FNMA, Other
Pool # BS2870, 1.27%, 8/1/2028	341,638	309,015
Pool # BL6257, 2.13%, 11/1/2028	1,184,284	1,092,768
Pool # BS5507, 3.23%, 11/1/2028	523,258	503,020
Pool # BS4928, 2.15%, 3/1/2029	2,646,000	2,437,282
Pool # BL5459, 2.37%, 6/1/2029	960,093	884,198
Pool # BS5162, 2.73%, 9/1/2029	1,129,674	1,052,774
Pool # BZ1679, 4.49%, 9/1/2029	1,246,069	1,253,168
Pool # BS7010, 4.81%, 9/1/2029	230,000	233,245
Pool # BL4429, 2.25%, 10/1/2029	293,068	268,566
Pool # AM6835, 3.58%, 10/1/2029	1,140,188	1,097,532
Pool # BL4592, 2.28%, 11/1/2029	7,000,000	6,386,570
Pool # BL4333, 2.52%, 11/1/2029	368,917	340,961
Pool # BZ1760, 4.82%, 11/1/2029	1,495,685	1,520,719
Pool # BS6161, 4.47%, 8/1/2030	488,293	487,311
Pool # BZ2136, 4.59%, 9/1/2030	997,551	1,006,238
Pool # BZ0392, 4.82%, 3/1/2031	793,252	807,568
Pool # BZ2621, 4.98%, 6/1/2031	2,785,179	2,856,797
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BZ1791, 4.61%, 8/1/2031	1,000,000	1,005,653
Pool # BZ1524, 5.08%, 9/1/2031	673,537	694,449
Pool # BZ3004, 5.29%, 10/1/2031	2,401,953	2,502,294
Pool # BM6857, 1.83%, 12/1/2031 (c)	1,490,314	1,266,920
Pool # BZ1749, 4.24%, 12/1/2031	1,223,292	1,204,362
Pool # BZ2889, 4.37%, 1/1/2032	2,497,545	2,482,721
Pool # BZ1849, 4.74%, 1/1/2032	1,723,534	1,745,377
Pool # BM6898, 2.15%, 2/1/2032 (c)	1,979,971	1,710,750
Pool # BS5337, 3.01%, 4/1/2032	420,000	384,667
Pool # BZ1869, 4.76%, 4/1/2032	1,140,402	1,155,263
Pool # BS5581, 3.46%, 6/1/2032	363,866	342,216
Pool # BS5659, 3.66%, 6/1/2032	795,000	750,589
Pool # AN5759, 3.29%, 7/1/2032	1,118,488	1,036,255
Pool # BS5530, 3.30%, 7/1/2032	826,000	764,182
Pool # BS6132, 3.86%, 7/1/2032	415,000	398,363
Pool # BZ2863, 4.61%, 7/1/2032	3,000,000	3,010,491
Pool # BS9512, 5.13%, 7/1/2032	1,600,000	1,634,682
Pool # BS6276, 3.97%, 8/1/2032	680,000	654,178
Pool # AM0762, 3.29%, 9/1/2032	828,368	772,996
Pool # BS5718, 3.46%, 9/1/2032	900,000	839,027
Pool # BS6689, 3.83%, 9/1/2032	390,000	373,241
Pool # BM6466, 1.33%, 10/1/2032 (c)	7,250,055	5,841,109
Pool # BS6417, 3.83%, 10/1/2032	490,017	468,533
Pool # BS6951, 3.90%, 10/1/2032	500,000	479,114
Pool # BS6619, 3.91%, 10/1/2032	588,821	562,138
Pool # BM6491, 1.46%, 11/1/2032 (c)	2,164,820	1,763,422
Pool # BS6731, 3.78%, 11/1/2032	131,579	124,611
Pool # BS5864, 3.75%, 12/1/2032	2,000,000	1,880,258
Pool # BZ2843, 4.60%, 12/1/2032	1,976,000	1,980,717
Pool # BZ1498, 4.92%, 12/1/2032	1,000,000	1,018,206
Pool # BM6552, 1.56%, 1/1/2033 (c)	7,657,992	6,272,585
Pool # BZ0159, 4.98%, 1/1/2033	490,000	501,202
Pool # BZ1867, 4.74%, 3/1/2033	1,836,176	1,854,923
Pool # BS1636, 2.25%, 4/1/2033	750,000	640,964
Pool # BS1899, 2.17%, 5/1/2033	605,000	512,441
Pool # BS2496, 1.88%, 9/1/2033	4,000,000	3,267,525
Pool # BS9616, 4.79%, 9/1/2033	300,000	303,362
Pool # BZ0419, 4.25%, 1/1/2034	605,000	591,901
Pool # BZ0430, 4.32%, 2/1/2034	325,000	319,370
Pool # BZ2852, 5.03%, 2/1/2034	2,021,000	2,075,096
Pool # BZ0401, 4.52%, 3/1/2034	400,000	398,996
Pool # BL2213, 3.34%, 5/1/2034	988,161	906,525
Pool # BZ0565, 5.04%, 5/1/2034	1,000,000	1,027,702
Pool # BZ2861, 5.03%, 6/1/2034	2,831,000	2,906,641
Pool # BL3772, 2.92%, 10/1/2034	108,165	96,175
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # BZ2256, 4.71%, 11/1/2034	1,994,054	2,016,612
Pool # BL7071, 1.91%, 6/1/2035	383,000	299,006
Pool # AN4430, 3.61%, 1/1/2037	396,411	376,965
Pool # BS5761, 3.87%, 6/1/2037	100,000	92,390
Pool # BZ3298, 5.46%, 12/1/2037 ‡ (b)	3,200,000	3,350,657
Pool # MA1177, 3.50%, 9/1/2042	46,941	43,775
Pool # CA4632, 4.00%, 11/1/2043	548,123	529,383
Pool # BF0454, 3.00%, 10/1/2053	561,755	494,333
Pool # BF0078, 4.00%, 4/1/2056	3,136,025	2,947,492
Pool # BF0189, 3.00%, 6/1/2057	642,514	556,934
Pool # BF0191, 4.00%, 6/1/2057	6,430,090	6,043,481
Pool # BF0440, 3.00%, 1/1/2060	407,853	354,804
Pool # BF0503, 3.00%, 9/1/2060	3,209,073	2,780,654
Pool # BF0546, 2.50%, 7/1/2061	993,878	808,239
Pool # BF0560, 2.50%, 9/1/2061	8,851,755	7,198,362
Pool # BF0561, 3.00%, 9/1/2061	3,021,348	2,572,977
Pool # BF0586, 5.00%, 12/1/2061	962,443	951,849
Pool # BF0646, 2.50%, 6/1/2062	938,614	776,406
Pool # BF0720, 4.00%, 3/1/2063	3,620,217	3,338,911
Pool # BF0770, 4.50%, 9/1/2063	4,937,437	4,773,492
Pool # BF0802, 2.50%, 4/1/2064	3,962,115	3,242,883
Pool # BF0804, 3.00%, 4/1/2064 (b)	3,912,415	3,370,629
Pool # BF0812, 4.50%, 4/1/2064	2,871,948	2,776,554
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 2.50%, 3/25/2055 (b)	22,810,000	19,062,449
TBA, 3.00%, 3/25/2055 (b)	3,075,000	2,678,373
TBA, 5.50%, 3/25/2055 (b)	21,000,000	21,026,182
GNMA I, 30 Year Pool # CU0301, 6.50%, 5/15/2053	1,142,716	1,176,557
GNMA II Pool # CK7234 ARM, 5.79%, 2/20/2072 (c)	422,425	435,567
GNMA II, 30 Year
Pool # AQ6679, 3.50%, 10/20/2045	125,213	116,059
Pool # AK8802, 3.75%, 3/20/2046	290,411	272,581
Pool # 787457, 4.00%, 3/20/2052	1,439,711	1,384,927
Pool # MA8343, 2.50%, 10/20/2052	2,792,943	2,395,134
Pool # CO8957, 5.00%, 12/20/2052	765,099	750,404
Pool # 786842, 4.00%, 4/20/2053	1,645,336	1,534,049
Pool # MA9101, 3.00%, 8/20/2053	3,441,335	3,064,224
Pool # CX2674, 6.00%, 10/20/2053	225,520	231,535
Pool # DD2409, 6.50%, 6/20/2054	893,840	918,497
Pool # DD0108, 6.50%, 7/20/2054	1,391,825	1,441,711
Pool # DD0109, 7.00%, 7/20/2054	795,762	839,533
Pool # DD0094, 7.00%, 8/20/2054	1,031,068	1,087,782
Pool # DE2936, 6.00%, 12/20/2054	998,107	1,019,836
Pool # DF2932, 6.50%, 12/20/2054	1,996,712	2,068,280
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	3

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # DF2931, 7.00%, 12/20/2054	1,997,018	2,106,866
Pool # DE2954, 6.50%, 2/20/2055	515,483	537,730
Pool # DH0806, 7.00%, 2/20/2055	5,212,689	5,499,422
Pool # DH0808, 7.50%, 2/20/2055	3,022,435	3,217,606
GNMA II, Other
Pool # AD0019, 3.50%, 2/20/2033	726,494	699,686
Pool # 787496, 6.00%, 7/20/2064	693,309	700,765
Pool # 787826, 4.00%, 1/20/2065	1,895,000	1,761,830
Hornbeck Offshore Services LLC , 8.90%, 1/1/2044 ‡	3,000,000	3,000,000
Total Mortgage-Backed Securities (Cost $348,131,281)		353,195,518
Asset-Backed Securities — 17.3%
ACM Auto Trust Series 2023-2A, Class A, 7.97%, 6/20/2030 (d)	37,144	37,272
American Airlines Pass-Through Trust Series 2016-1, Class A, 4.10%, 1/15/2028	6,551,401	6,350,638
American Credit Acceptance Receivables Trust Series 2023-4, Class C, 6.99%, 9/12/2030 (d)	430,000	438,806
AMSR Trust
Series 2020-SFR2, Class E1, 4.03%, 7/17/2037 (d)	368,000	365,617
Series 2020-SFR2, Class E2, 4.28%, 7/17/2037 (d)	500,000	496,999
Series 2020-SFR4, Class D, 2.01%, 11/17/2037 (d)	544,000	533,482
Series 2021-SFR1, Class D, 2.60%, 6/17/2038 (d)	1,000,000	918,607
Series 2021-SFR2, Class A, 1.53%, 8/17/2038 (d)	99,977	95,989
Series 2021-SFR2, Class B, 1.78%, 8/17/2038 (d)	711,112	679,410
Series 2021-SFR3, Class C, 1.80%, 10/17/2038 (d)	705,000	674,163
Series 2021-SFR3, Class E1, 2.33%, 10/17/2038 (d)	785,000	744,839
Series 2021-SFR3, Class E2, 2.43%, 10/17/2038 (d)	2,000,000	1,896,278
Series 2021-SFR4, Class E2, 3.01%, 12/17/2038 (d)	3,500,000	3,346,273
Series 2019-SFR1, Class D, 3.25%, 1/19/2039 (d)	500,000	485,182
Series 2022-SFR3, Class E2, 4.00%, 10/17/2039 (d)	1,000,000	955,065
Series 2023-SFR1, Class E1, 4.00%, 4/17/2040 (d)	520,000	493,075
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2023-SFR2, Class E1, 3.95%, 6/17/2040 (d)	700,000	656,666
Series 2024-SFR2, Class D, 4.15%, 11/17/2041 (d)	1,097,000	1,024,674
Aqua Finance Trust
Series 2019-A, Class C, 4.01%, 7/16/2040 (d)	53,787	52,313
Series 2020-AA, Class C, 3.97%, 7/17/2046 (d)	271,051	258,561
BG Beta Ltd. (Cayman Islands)
7.12%, 7/16/2054 ‡	990,000	1,004,610
7.12%, 7/16/2054 ‡	989,634	996,759
Blue Owl Asset Leasing Trust LLC Series 2024-1A, Class C, 6.38%, 1/15/2031 (d)	1,550,000	1,585,095
Bridge Trust
Series 2022-SFR1, Class A, 3.40%, 11/17/2037 (d)	349,728	345,496
Series 2022-SFR1, Class E1, 6.30%, 11/17/2037 (d)	5,000,000	4,999,297
Series 2024-SFR1, Class C, 4.30%, 8/17/2040 (d)	525,000	502,404
Bridgecrest Lending Auto Securitization Trust
Series 2024-3, Class C, 5.70%, 7/16/2029	1,564,000	1,585,530
Series 2023-1, Class C, 7.10%, 8/15/2029	350,000	360,511
Series 2024-4, Class D, 5.23%, 8/15/2030	1,150,000	1,154,501
Series 2025-1, Class D, 5.64%, 11/15/2030	3,350,000	3,389,255
Business Jet Securities LLC
Series 2022-1A, Class B, 5.19%, 6/15/2037 ‡ (d)	1,454,634	1,435,134
Series 2024-2A, Class A, 5.36%, 9/15/2039 ‡ (d)	2,712,633	2,709,329
Series 2024-2A, Class B, 5.75%, 9/15/2039 ‡ (d)	2,020,576	2,008,830
BXG Receivables Note Trust Series 2022-A, Class C, 5.35%, 9/28/2037 (d)	196,658	191,699
Carvana Auto Receivables Trust
Series 2023-N1, Class B, 5.85%, 11/10/2027 (d)	660,000	662,739
Series 2021-P4, Class A4, 1.64%, 12/10/2027	400,000	388,492
Series 2022-P1, Class A4, 3.52%, 2/10/2028	300,000	296,161
Cascade MH Asset Trust
Series 2019-MH1, Class M, 5.99%, 11/25/2044 (c) (d)	4,000,000	3,806,906
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (d)	928,643	824,583
Series 2021-MH1, Class M2, 3.69%, 2/25/2046 (d)	1,270,000	1,002,819
Series 2024-MH1, Class A1, 5.69%, 11/25/2056 (c) (d)	1,310,094	1,335,524
Series 2024-MH1, Class A2, 6.06%, 11/25/2056 (c) (d)	1,554,000	1,602,770
Series 2024-MH1, Class M1, 6.26%, 11/25/2056 (c) (d)	1,000,000	1,031,305
Series 2024-MH1, Class M2, 6.56%, 11/25/2056 (c) (d)	324,000	334,087
Cherry Securitization Trust Series 2024-1A, Class A, 5.70%, 4/15/2032 (d)	1,375,000	1,387,193
Continental Finance Credit Card ABS Master Trust
Series 2024-A, Class A, 5.78%, 12/15/2032 (d)	3,160,000	3,197,972
Series 2024-A, Class B, 6.22%, 12/15/2032 (d)	810,000	823,403
CoreVest American Finance Trust Series 2017-2, Class M, 5.38%, 12/25/2027 (c) (d)	7,250,000	7,087,663
CPS Auto Receivables Trust Series 2023-D, Class C, 7.17%, 1/15/2030 (d)	400,000	411,082
Credit Acceptance Auto Loan Trust
Series 2021-4, Class C, 1.94%, 2/18/2031 (d)	425,167	424,045
Series 2023-2A, Class A, 5.92%, 5/16/2033 (d)	600,000	604,348
Series 2024-3A, Class C, 5.39%, 1/16/2035 (d)	5,038,000	5,070,845
Diversified ABS Holdings LLC Series 2024-2A, Class A, 6.56%, 9/30/2044 ‡ (d)	1,960,397	1,967,259
DP Lion Holdco LLC Series 2023-1A, Class A, 8.24%, 11/30/2043 ‡	218,952	224,553
Drive Auto Receivables Trust Series 2024-2, Class D, 4.94%, 5/17/2032	2,000,000	1,999,740
DT Auto Owner Trust
Series 2023-2A, Class D, 6.62%, 2/15/2029 (d)	1,000,000	1,023,771
Series 2022-2A, Class E, 6.45%, 5/15/2029 (d)	2,000,000	2,018,962
Series 2023-1A, Class E, 10.39%, 1/15/2030 (d)	2,000,000	2,125,343
Energy Assets, 8.11%, 8/25/2044 ‡	236,898	239,496
FHF Issuer Trust
Series 2023-2A, Class B, 7.49%, 11/15/2029 (d)	450,000	473,273
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2024-1A, Class B, 6.26%, 3/15/2030 (d)	158,000	163,247
First Investors Auto Owner Trust Series 2023-1A, Class C, 6.81%, 12/17/2029 (d)	340,000	352,756
FirstKey Homes Trust
Series 2020-SFR1, Class D, 2.24%, 8/17/2037 (d)	400,000	394,101
Series 2020-SFR1, Class E, 2.79%, 8/17/2037 (d)	500,000	493,216
Series 2020-SFR2, Class C, 1.67%, 10/19/2037 (d)	295,000	288,955
Series 2020-SFR2, Class E, 2.67%, 10/19/2037 (d)	615,000	604,339
Series 2021-SFR1, Class C, 1.89%, 8/17/2038 (d)	450,000	431,991
Series 2021-SFR1, Class E1, 2.39%, 8/17/2038 (d)	6,355,000	6,091,788
Series 2021-SFR1, Class E2, 2.49%, 8/17/2038 (d)	4,000,000	3,834,909
Series 2021-SFR2, Class C, 1.71%, 9/17/2038 (d)	1,000,000	951,412
Series 2022-SFRA, Class A, 3.10%, 3/17/2039 (d)	294,224	285,581
Series 2022-SFRA, Class E1, 4.56%, 3/17/2039 (d)	1,500,000	1,465,787
FMC GMSR Issuer Trust
Series 2020-GT1, Class A, 4.45%, 1/25/2026 (c) (d)	1,600,000	1,556,357
Series 2021-GT1, Class A, 3.62%, 7/25/2026 (c) (d)	3,363,095	3,151,612
Series 2021-GT1, Class B, 4.36%, 7/25/2026 (c) (d)	600,000	557,536
Series 2021-GT2, Class A, 3.85%, 10/25/2026 (c) (d)	3,022,400	2,845,746
Series 2022-GT1, Class B, 7.17%, 4/25/2027 (d)	500,000	492,991
Foundation Finance Trust
Series 2020-1A, Class C, 5.75%, 7/16/2040 (d)	1,000,000	999,058
Series 2021-1A, Class A, 1.27%, 5/15/2041 (d)	624,580	583,732
Series 2023-2A, Class D, 9.10%, 6/15/2049 (d)	500,000	531,461
Series 2024-1A, Class C, 6.53%, 12/15/2049 (d)	477,969	492,068
Series 2024-2A, Class B, 4.93%, 3/15/2050 (d)	590,000	587,629
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	5

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
FRTKL
Series 2021-SFR1, Class B, 1.72%, 9/17/2038 (d)	3,000,000	2,846,347
Series 2021-SFR1, Class D, 2.17%, 9/17/2038 (d)	905,000	859,815
Series 2021-SFR1, Class E1, 2.37%, 9/17/2038 (d)	1,250,000	1,189,431
Series 2021-SFR1, Class E2, 2.52%, 9/17/2038 (d)	1,150,000	1,093,525
FW Energy Asset Issuer LLC, 7.15%, 8/25/2044 ‡	476,338	480,778
GLS Auto Receivables Issuer Trust
Series 2021-4A, Class D, 2.48%, 10/15/2027 (d)	1,000,000	981,025
Series 2025-1A, Class D, 5.61%, 11/15/2030 (d)	2,900,000	2,938,084
Series 2024-3A, Class D, 5.53%, 2/18/2031 (d)	1,000,000	1,014,337
GLS Auto Select Receivables Trust
Series 2023-2A, Class A3, 6.38%, 2/15/2029 (d)	500,000	514,197
Series 2024-1A, Class C, 5.69%, 3/15/2030 (d)	300,000	306,703
Series 2024-3A, Class B, 5.64%, 8/15/2030 (d)	1,000,000	1,027,797
Series 2024-1A, Class D, 6.43%, 1/15/2031 (d)	295,000	307,300
Golden Bear LLC Series 2016-1A, Class A, 3.75%, 9/20/2047 ‡ (d)	1,606,877	1,455,665
Goodgreen (Cayman Islands)
Series 2018-1A, Class A, 3.93%, 10/15/2053 ‡ (c) (d)	881,362	812,329
Series 2019-1A, Class A, 3.86%, 10/15/2054 ‡ (d)	1,974,859	1,803,799
Series 2019-2A, Class A, 2.76%, 4/15/2055 ‡ (d)	5,373,025	4,585,620
Series 2023-1A, Class A, 5.90%, 1/17/2061 ‡ (d)	348,144	346,201
Goodgreen Ltd.
Series 2024-1A, Class A, 6.29%, 7/15/2056 ‡ (d)	457,476	467,998
Series 2024-1A, Class B, 8.12%, 7/15/2056 ‡ (d)	457,480	472,989
Goodgreen Trust
Series 2016-1A, Class A, 3.23%, 10/15/2052 ‡ (d)	875,967	798,958
Series 2017-1A, Class A, 3.74%, 10/15/2052 ‡ (d)	1,473,733	1,355,003
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2017-2A, Class A, 3.26%, 10/15/2053 ‡ (d)	335,109	304,843
Series 2020-1A, Class A, 2.63%, 4/15/2055 ‡ (d)	600,252	503,016
GoodLeap Home Improvement Solutions Trust Series 2025-1A, Class A, 5.38%, 2/20/2049 (d)	1,820,513	1,841,207
Granite Park Equipment Leasing LLC
Series 2023-1A, Class A3, 6.46%, 9/20/2032 (d)	354,000	371,041
Series 2023-1A, Class D, 7.00%, 8/22/2033 (d)	350,000	362,574
HERO Funding (Cayman Islands) Series 2017-3A, Class A1, 3.19%, 9/20/2048 ‡ (d)	414,298	366,279
HERO Funding Trust
Series 2015-3A, Class A, 4.28%, 9/20/2041 ‡ (d)	506,043	484,929
Series 2020-1A, Class A, 2.59%, 9/20/2057 ‡ (d)	478,481	404,136
Hilton Grand Vacations Trust
Series 2022-2A, Class B, 4.74%, 1/25/2037 (d)	285,001	282,913
Series 2024-1B, Class B, 5.99%, 9/15/2039 (d)	351,999	357,664
Series 2024-3A, Class C, 5.71%, 8/27/2040 (d)	4,920,199	4,997,476
HIN Timeshare Trust Series 2020-A, Class A, 1.39%, 10/9/2039 (d)	243,975	231,055
HINNT LLC
Series 2022-A, Class B, 4.65%, 5/15/2041 (d)	2,862,243	2,830,962
Series 2024-A, Class C, 6.32%, 3/15/2043 (d)	484,075	492,533
Home Partners of America Trust
Series 2021-2, Class D, 2.65%, 12/17/2026 (d)	3,120,273	2,980,575
Series 2021-2, Class E1, 2.85%, 12/17/2026 (d)	2,400,210	2,289,093
Series 2022-1, Class D, 4.73%, 4/17/2039 (d)	334,232	327,411
Series 2020-2, Class E, 3.08%, 1/17/2041 (d)	477,658	428,867
Invitation Homes Trust
Series 2024-SFR1, Class D, 4.25%, 9/17/2041 (d)	1,615,000	1,529,361
Series 2024-SFR1, Class E, 4.50%, 9/17/2041 (d)	1,720,000	1,606,891
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Jonah Energy ABS II LLC Series 2025-1A, Class A2, 7.36%, 12/10/2040 ‡ (d)	2,000,000	2,000,000
Jonah Energy ABS LLC Series 2022-1, Class B, 7.63%, 8/10/2039 ‡ (d)	2,944,153	2,953,574
Lending Funding Trust Series 2020-2A, Class C, 4.30%, 4/21/2031 (d)	1,470,000	1,424,841
Lendmark Funding Trust
Series 2021-1A, Class B, 2.47%, 11/20/2031 (d)	400,000	371,128
Series 2021-1A, Class C, 3.41%, 11/20/2031 (d)	1,900,000	1,777,307
Series 2021-2A, Class B, 2.37%, 4/20/2032 (d)	1,540,000	1,416,795
Series 2022-1A, Class E, 7.58%, 7/20/2032 ‡ (d)	775,000	777,937
Mariner Finance Issuance Trust
Series 2021-AA, Class B, 2.33%, 3/20/2036 (d)	310,000	292,832
Series 2021-AA, Class C, 2.96%, 3/20/2036 (d)	200,000	188,894
Series 2021-AA, Class D, 3.83%, 3/20/2036 (d)	225,000	214,541
Series 2024-AA, Class D, 6.77%, 9/22/2036 (d)	714,000	733,695
Series 2021-BA, Class C, 2.66%, 11/20/2036 (d)	200,000	184,183
Merchants Fleet Funding LLC Series 2023-1A, Class A, 7.21%, 5/20/2036 (d)	313,164	316,337
Mercury Financial Credit Card Master Trust
Series 2024-2A, Class A, 6.56%, 7/20/2029 (d)	3,580,000	3,634,012
Series 2024-2A, Class B, 7.43%, 7/20/2029 (d)	2,000,000	2,035,313
MNR ABS Issuer I LLC, 8.95%, 12/15/2038 ‡	220,393	225,063
MVW LLC Series 2021-1WA, Class C, 1.94%, 1/22/2041 (d)	94,045	88,474
New Residential Mortgage Loan Trust Series 2022-SFR1, Class B, 2.85%, 2/17/2039 (d)	455,000	436,093
NRZ Excess Spread-Collateralized Notes
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (d)	830,099	809,866
Series 2021-FHT1, Class A, 3.10%, 7/25/2026 (d)	694,171	673,416
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (d)	247,281	238,819
NRZ FHT Excess LLC Series 2020-FHT1, Class A, 4.21%, 11/25/2025 (d)	1,457,826	1,443,139
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

OneMain Direct Auto Receivables Trust
Series 2021-1A, Class A, 0.87%, 7/14/2028 (d)	91,982	90,918
Series 2021-1A, Class B, 1.26%, 7/14/2028 (d)	700,000	680,911
OneMain Financial Issuance Trust Series 2020-2A, Class C, 2.76%, 9/14/2035 (d)	3,600,000	3,420,105
Oportun Funding Trust
Series 2024-3, Class B, 5.48%, 8/15/2029 (d)	931,000	935,033
Series 2024-3, Class C, 6.25%, 8/15/2029 (d)	1,300,000	1,307,480
Oportun Issuance Trust
Series 2024-1A, Class B, 6.55%, 4/8/2031 (d)	206,000	206,935
Series 2021-B, Class A, 1.47%, 5/8/2031 (d)	528,541	515,200
Series 2021-B, Class B, 1.96%, 5/8/2031 (d)	3,246,382	3,166,398
Series 2021-B, Class C, 3.65%, 5/8/2031 (d)	984,537	970,355
Series 2021-C, Class A, 2.18%, 10/8/2031 (d)	3,035,183	2,963,501
Series 2021-C, Class B, 2.67%, 10/8/2031 (d)	515,160	504,491
Series 2021-C, Class C, 3.61%, 10/8/2031 (d)	1,549,353	1,524,488
Series 2024-2, Class B, 5.83%, 2/9/2032 (d)	1,000,000	1,006,079
Series 2024-2, Class C, 6.61%, 2/9/2032 (d)	2,083,000	2,109,064
Series 2025-A, Class C, 5.89%, 2/8/2033 (d)	2,710,000	2,717,885
Pagaya AI Technology in Housing Trust
Series 2022-1, Class E2, 4.25%, 8/25/2025 (d)	702,000	691,265
Series 2023-1, Class A, 3.60%, 10/25/2040 (d)	550,000	522,180
Series 2023-1, Class E2, 3.60%, 10/25/2040 (d)	1,100,000	978,829
PEAC Solutions Receivables LLC Series 2024-1A, Class A3, 5.64%, 11/20/2030 (d)	1,000,000	1,022,862
PRET LLC Series 2022-NPL1, Class A1, 5.98%, 1/25/2052 (d) (e)	338,746	338,810
Pretium Mortgage Credit Partners LLC Series 2021-RN1, Class A1, 4.99%, 2/25/2061 (d) (e)	135,381	135,224
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	7

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Progress Residential Series 2021-SFR3, Class A, 1.64%, 5/17/2026 (d)	97,166	94,453
Progress Residential Trust
Series 2022-SFR2, Class E1, 4.55%, 4/17/2027 (d)	700,000	682,457
Series 2021-SFR6, Class A, 1.52%, 7/17/2038 (d)	99,431	96,192
Series 2021-SFR11, Class E1, 3.38%, 1/17/2039 (d)	1,500,000	1,411,924
Series 2021-SFR7, Class A, 1.69%, 8/17/2040 (d)	417,001	382,336
Series 2023-SFR2, Class D, 4.50%, 10/17/2040 (d)	450,000	432,834
Series 2021-SFR10, Class E1, 3.57%, 12/17/2040 (d)	1,548,827	1,454,501
Series 2022-SFR1, Class E1, 3.93%, 2/17/2041 (d)	1,548,000	1,477,659
Series 2022-SFR4, Class A, 4.44%, 5/17/2041 (d)	197,333	196,631
Series 2024-SFR4, Class C, 3.33%, 7/17/2041 (d)	246,000	227,968
Series 2025-SFR1, Class D, 3.65%, 2/17/2042 (d) (e)	4,035,000	3,690,270
Reach ABS Trust Series 2025-1A, Class C, 5.99%, 8/16/2032 (d)	1,220,000	1,239,069
Regional Management Issuance Trust
Series 2021-1, Class D, 5.07%, 3/17/2031 (d)	2,800,000	2,742,307
Series 2022-1, Class B, 3.71%, 3/15/2032 (d)	300,000	292,583
Series 2022-1, Class C, 4.46%, 3/15/2032 (d)	3,666,000	3,576,626
Series 2021-2, Class C, 3.23%, 8/15/2033 (d)	1,400,000	1,289,152
Renew (Cayman Islands)
Series 2017-1A, Class A, 3.67%, 9/20/2052 ‡ (d)	171,942	159,921
Series 2017-2A, Class A, 3.22%, 9/22/2053 ‡ (d)	358,851	324,417
Series 2023-1A, Class A, 5.90%, 11/20/2058 ‡ (d)	2,545,507	2,535,153
Series 2024-1A, Class A, 6.21%, 11/20/2059 ‡ (d)	3,155,691	3,185,843
Series 2024-2A, Class M, 6.83%, 11/20/2060 ‡ (d)	1,315,146	1,282,351
Series 2024-2A, Class B, 8.22%, 11/20/2060 ‡ (d)	1,549,089	1,532,200
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Republic Finance Issuance Trust
Series 2024-A, Class A, 5.91%, 8/20/2032 (d)	600,000	608,984
Series 2024-B, Class A, 5.42%, 11/20/2037 (d)	810,000	824,015
RFT TRUST Series 2024-2, Class A1, 7.11%, 9/27/2028 (d) (e)	3,476,287	3,441,559
Santander Drive Auto Receivables Trust
Series 2022-4, Class C, 5.00%, 11/15/2029	545,000	548,166
Series 2022-5, Class D, 5.67%, 12/16/2030	400,000	404,810
Series 2022-6, Class D, 5.69%, 2/18/2031	400,000	405,881
Series 2024-5, Class D, 5.14%, 2/17/2032	1,392,000	1,404,031
SCF Equipment Leasing LLC
Series 2022-2A, Class A3, 6.50%, 10/21/2030 (d)	187,478	188,753
Series 2023-1A, Class A3, 6.17%, 5/20/2032 (d)	300,000	307,649
Series 2024-1A, Class C, 5.82%, 9/20/2032 (d)	290,000	297,803
Series 2022-2A, Class D, 6.50%, 10/20/2032 (d)	1,710,000	1,756,393
Series 2023-1A, Class D, 7.00%, 8/22/2033 (d)	1,799,000	1,868,225
SCF Equipment Trust LLC
Series 2025-1A, Class A3, 5.11%, 11/21/2033 (d)	1,700,000	1,724,560
Series 2025-1A, Class D, 5.88%, 11/20/2035 (d)	1,557,000	1,596,936
Series 2025-1A, Class E, 6.75%, 11/20/2035 (d)	1,290,000	1,321,695
Sierra Timeshare Receivables Funding LLC
Series 2021-2A, Class A, 1.35%, 9/20/2038 (d)	52,995	51,545
Series 2021-2A, Class C, 1.95%, 9/20/2038 (d)	15,587	15,090
Series 2023-1A, Class C, 7.00%, 1/20/2040 (d)	245,238	250,786
Series 2022-2A, Class C, 6.36%, 6/20/2040 (d)	220,852	222,269
Series 2024-2A, Class C, 5.83%, 6/20/2041 (d)	556,374	564,916
Series 2024-3A, Class C, 5.32%, 8/20/2041 (d)	1,346,600	1,351,369
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Stream Innovations Issuer Trust
Series 2024-1A, Class A, 6.27%, 7/15/2044 (d)	610,117	632,358
Series 2024-1A, Class B, 7.89%, 7/15/2044 (d)	2,500,000	2,638,273
Series 2024-2A, Class B, 6.34%, 2/15/2045 (d)	1,220,000	1,244,565
Tricon American Homes Trust Series 2020-SFR2, Class E1, 2.73%, 11/17/2039 (d)	500,000	465,023
Tricon Residential Trust
Series 2022-SFR1, Class E1, 5.34%, 4/17/2039 (d)	272,000	269,634
Series 2022-SFR2, Class E, 7.51%, 7/17/2040 (d)	1,000,000	1,027,183
Series 2023-SFR2, Class C, 5.00%, 12/17/2040 (d)	300,000	297,625
United Airlines Pass-Through Trust Series 2024-1, Class AA, 5.45%, 2/15/2037	957,593	973,640
VOLT C LLC Series 2021-NPL9, Class A1, 4.99%, 5/25/2051 (d) (e)	46,329	46,260
VOLT CII LLC Series 2021-NP11, Class A1, 4.87%, 8/25/2051 (d) (e)	318,527	318,416
VOLT XCIII LLC Series 2021-NPL2, Class A1, 5.89%, 2/27/2051 (d) (e)	40,465	40,480
VOLT XCIV LLC Series 2021-NPL3, Class A1, 6.24%, 2/27/2051 (d) (e)	53,669	53,677
VOLT XCVI LLC Series 2021-NPL5, Class A1, 6.12%, 3/27/2051 (d) (e)	194,874	195,026
Westgate Resorts LLC Series 2024-1A, Class B, 6.56%, 1/20/2038 (d)	543,013	549,949
Westlake Automobile Receivables Trust Series 2023-4A, Class D, 7.19%, 7/16/2029 (d)	350,000	367,311
Wingspire Equipment Finance LLC Series 2024-1A, Class C, 5.28%, 9/20/2032 (d)	1,242,000	1,250,055
Total Asset-Backed Securities (Cost $260,767,689)		264,819,721
Corporate Bonds — 15.1%
Aerospace & Defense — 0.4%
BAE Systems plc (United Kingdom) 5.80%, 10/11/2041 (d)	100,000	104,151
Boeing Co. (The)
3.38%, 6/15/2046	2,160,000	1,467,304
3.63%, 3/1/2048	1,450,000	1,009,934
3.83%, 3/1/2059	1,000,000	674,745
L3Harris Technologies, Inc.
5.25%, 6/1/2031	110,000	111,842
5.40%, 7/31/2033	100,000	101,708
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Aerospace & Defense — continued
4.85%, 4/27/2035	115,000	111,229
Leidos, Inc. 2.30%, 2/15/2031	1,250,000	1,076,660
Northrop Grumman Corp. 5.15%, 5/1/2040	110,000	108,092
RTX Corp. 3.03%, 3/15/2052	170,000	110,834
Textron, Inc. 5.50%, 5/15/2035	1,200,000	1,208,710
		6,085,209
Automobiles — 0.1%
Hyundai Capital America
4.55%, 9/26/2029 (d)	250,000	246,987
4.75%, 9/26/2031 (d)	2,000,000	1,966,933
		2,213,920
Banks — 5.1%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (d) (f)	200,000	184,322
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 5.52%, 12/3/2035 (d) (f)	700,000	704,636
AIB Group plc (Ireland) (SOFR + 1.91%), 5.87%, 3/28/2035 (d) (f)	4,000,000	4,109,341
Banco Santander SA (Spain)
5.57%, 1/17/2030	600,000	615,214
5.44%, 7/15/2031	200,000	204,912
6.03%, 1/17/2035	800,000	832,741
Bank of America Corp.
(SOFR + 1.06%), 2.09%, 6/14/2029 (f)	500,000	461,068
(SOFR + 1.21%), 2.57%, 10/20/2032 (f)	500,000	431,909
(SOFR + 1.65%), 5.47%, 1/23/2035 (f)	6,230,000	6,335,597
(SOFR + 1.31%), 5.51%, 1/24/2036 (f)	2,150,000	2,196,927
(SOFR + 1.88%), 2.83%, 10/24/2051 (f)	225,000	144,068
Bank of Ireland Group plc (Ireland) (SOFR + 1.62%), 5.60%, 3/20/2030 (d) (f)	445,000	454,940
Bank of Montreal (Canada) (SOFR + 1.25%), 4.64%, 9/10/2030 (f)	165,000	164,115
Banque Federative du Credit Mutuel SA (France)
5.79%, 7/13/2028 (d)	200,000	206,712
5.54%, 1/22/2030 (d)	835,000	858,718
Barclays plc (United Kingdom)
(SOFR + 2.98%), 6.22%, 5/9/2034 (f)	200,000	210,549
(SOFR + 1.91%), 5.34%, 9/10/2035 (f)	1,000,000	986,220
(SOFR + 1.59%), 5.79%, 2/25/2036 (f)	1,005,000	1,021,012
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 3.33%, 11/24/2042 (f)	200,000	149,542
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	9

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(SOFR + 2.42%), 6.04%, 3/12/2055 (f)	216,000	224,154
BNP Paribas SA (France)
(SOFR + 1.52%), 5.18%, 1/9/2030 (d) (f)	400,000	404,714
(SOFR + 1.28%), 5.28%, 11/19/2030 (d) (f)	2,810,000	2,839,257
(SOFR + 1.62%), 5.79%, 1/13/2033 (d) (f)	970,000	994,705
BPCE SA (France)
(SOFR + 1.98%), 6.61%, 10/19/2027 (d) (f)	250,000	257,028
(SOFR + 1.68%), 5.88%, 1/14/2031 (d) (f)	655,000	673,420
(SOFR + 2.59%), 7.00%, 10/19/2034 (d) (f)	1,000,000	1,096,808
(SOFR + 1.85%), 5.94%, 5/30/2035 (d) (f)	250,000	255,146
(SOFR + 2.04%), 6.29%, 1/14/2036 (d) (f)	2,855,000	2,980,084
CaixaBank SA (Spain) (SOFR + 2.26%), 6.04%, 6/15/2035 (d) (f)	3,510,000	3,647,357
Citigroup, Inc.
(3-MONTH CME TERM SOFR + 1.45%), 4.08%, 4/23/2029 (f)	150,000	147,439
(SOFR + 1.34%), 4.54%, 9/19/2030 (f)	1,026,000	1,010,713
(SOFR + 1.45%), 5.45%, 6/11/2035 (f)	3,275,000	3,323,348
(SOFR + 1.75%), 5.61%, 3/4/2056 (f)	1,000,000	1,004,022
Credit Agricole SA (France)
(SOFR + 1.86%), 6.32%, 10/3/2029 (d) (f)	250,000	261,886
(SOFR + 1.74%), 5.86%, 1/9/2036 (d) (f)	1,605,000	1,647,313
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (d) (f)	400,000	411,962
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 4.61%, 10/2/2030 (d) (f)	221,000	218,016
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.93%), 5.02%, 3/4/2031 (d) (f)	800,000	801,451
HSBC Holdings plc (United Kingdom)
(SOFR + 1.29%), 2.21%, 8/17/2029 (f)	200,000	183,109
(SOFR + 1.29%), 5.29%, 11/19/2030 (f)	1,480,000	1,494,008
(SOFR + 1.29%), 5.13%, 3/3/2031 (f)	980,000	982,041
(SOFR + 1.52%), 5.73%, 5/17/2032 (f)	200,000	205,844
(SOFR + 2.65%), 6.33%, 3/9/2044 (f)	200,000	215,974
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
Huntington Bancshares, Inc. (SOFR + 1.28%), 5.27%, 1/15/2031 (f)	280,000	283,677
KBC Group NV (Belgium) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 4.93%, 10/16/2030 (d) (f)	280,000	279,843
KeyCorp (SOFRINDX + 1.23%), 5.12%, 4/4/2031 (f)	810,000	814,017
Lloyds Banking Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 5.72%, 6/5/2030 (f)	200,000	205,924
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.82%), 5.10%, 5/13/2031 (f)	2,000,000	2,023,080
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 5.75%, 7/6/2034 (f)	200,000	207,946
NatWest Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.95%), 5.81%, 9/13/2029 (f)	200,000	206,237
(3-MONTH SOFR + 1.87%), 4.45%, 5/8/2030 (f)	230,000	225,928
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 4.96%, 8/15/2030 (f)	592,000	592,553
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.78%, 3/1/2035 (f)	480,000	493,491
PNC Financial Services Group, Inc. (The)
(SOFR + 1.26%), 4.81%, 10/21/2032 (f)	340,000	337,159
(SOFR + 1.39%), 5.58%, 1/29/2036 (f)	2,000,000	2,048,311
Royal Bank of Canada (Canada) (SOFRINDX + 1.08%), 4.65%, 10/18/2030 (f)	505,000	502,221
Santander Holdings USA, Inc. (SOFR + 2.14%), 6.34%, 5/31/2035 (f)	2,550,000	2,650,980
Santander UK Group Holdings plc (United Kingdom)
(SOFRINDX + 1.55%), 4.86%, 9/11/2030 (f)	680,000	671,845
(SOFRINDX + 1.52%), 5.69%, 4/15/2031 (f)	2,050,000	2,096,190
Skandinaviska Enskilda Banken AB (Sweden) 5.38%, 3/5/2029 (d)	205,000	209,992
Societe Generale SA (France)
5.25%, 2/19/2027 (d)	435,000	437,683
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (d) (f)	500,000	432,398
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 6.10%, 4/13/2033 (d) (f)	2,455,000	2,522,015
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.95%), 6.69%, 1/10/2034 (d) (f)	200,000	212,387
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.07%, 1/19/2035 (d) (f)	2,214,000	2,268,732
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.69%, 5/14/2028 (d) (f)	200,000	203,166
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.15%), 5.01%, 10/15/2030 (d) (f)	965,000	964,969
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.45%), 5.91%, 5/14/2035 (d) (f)	2,555,000	2,628,661
Sumitomo Mitsui Financial Group, Inc. (Japan) 5.42%, 7/9/2031	400,000	411,094
Toronto-Dominion Bank (The) (Canada) 5.30%, 1/30/2032	700,000	712,655
Truist Financial Corp. (SOFR + 1.92%), 5.71%, 1/24/2035 (f)	1,615,000	1,660,977
US Bancorp
(SOFR + 1.86%), 5.68%, 1/23/2035 (f)	100,000	102,773
(SOFR + 1.41%), 5.42%, 2/12/2036 (f)	1,685,000	1,705,248
Wells Fargo & Co.
(SOFR + 1.79%), 6.30%, 10/23/2029 (f)	315,000	331,294
(SOFR + 1.38%), 5.21%, 12/3/2035 (f)	4,060,000	4,049,216
(SOFR + 2.13%), 4.61%, 4/25/2053 (f)	185,000	160,617
		78,205,621
Beverages — 0.0% ^
Anheuser-Busch InBev Worldwide, Inc. (Belgium) 5.80%, 1/23/2059	155,000	162,884
Biotechnology — 0.3%
AbbVie, Inc.
4.55%, 3/15/2035	150,000	145,297
4.05%, 11/21/2039	300,000	265,649
4.85%, 6/15/2044	1,000,000	943,041
4.25%, 11/21/2049	255,000	216,749
Amgen, Inc.
3.15%, 2/21/2040	2,555,000	1,979,334
5.75%, 3/2/2063	225,000	225,324
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Biotechnology — continued
Gilead Sciences, Inc.
2.60%, 10/1/2040	315,000	227,923
5.60%, 11/15/2064	1,000,000	1,015,159
		5,018,476
Broadline Retail — 0.0% ^
Amazon.com, Inc. 3.25%, 5/12/2061	160,000	107,826
Building Products — 0.0% ^
Masco Corp. 6.50%, 8/15/2032	100,000	108,207
Capital Markets — 1.2%
Bank of New York Mellon Corp. (The) (SOFR + 1.85%), 6.47%, 10/25/2034 (f)	110,000	121,129
Deutsche Bank AG (Germany)
(SOFR + 1.59%), 5.71%, 2/8/2028 (f)	275,000	279,204
(SOFR + 1.21%), 5.37%, 1/10/2029 (f)	2,000,000	2,018,322
(SOFR + 3.18%), 6.72%, 1/18/2029 (f)	325,000	340,225
5.41%, 5/10/2029	205,000	210,104
(SOFR + 1.70%), 5.00%, 9/11/2030 (f)	225,000	223,954
(SOFR + 1.72%), 3.04%, 5/28/2032 (f)	445,000	391,390
(SOFR + 2.05%), 5.40%, 9/11/2035 (f)	2,235,000	2,190,960
Goldman Sachs Group, Inc. (The)
(SOFR + 1.27%), 5.73%, 4/25/2030 (f)	215,000	221,815
(SOFR + 1.21%), 5.05%, 7/23/2030 (f)	170,000	171,178
(SOFR + 1.25%), 2.38%, 7/21/2032 (f)	250,000	214,427
(SOFR + 1.55%), 5.85%, 4/25/2035 (f)	350,000	363,892
(SOFR + 1.55%), 5.33%, 7/23/2035 (f)	1,070,000	1,070,599
(SOFR + 1.42%), 5.02%, 10/23/2035 (f)	2,000,000	1,955,785
(SOFR + 1.38%), 5.54%, 1/28/2036 (f)	2,000,000	2,035,265
(3-MONTH CME TERM SOFR + 1.69%), 4.41%, 4/23/2039 (f)	250,000	226,559
Morgan Stanley
(SOFR + 1.59%), 5.16%, 4/20/2029 (f)	250,000	253,167
(SOFR + 1.22%), 5.04%, 7/19/2030 (f)	135,000	136,080
(SOFR + 1.87%), 5.25%, 4/21/2034 (f)	250,000	251,518
(SOFR + 1.73%), 5.47%, 1/18/2035 (f)	561,000	570,151
(SOFR + 1.56%), 5.32%, 7/19/2035 (f)	185,000	185,715
(SOFR + 1.42%), 5.59%, 1/18/2036 (f)	2,000,000	2,049,824
(SOFR + 1.49%), 3.22%, 4/22/2042 (f)	1,200,000	913,912
UBS Group AG (Switzerland)
(USD SOFR ICE Swap Rate 1 Year + 1.34%), 5.62%, 9/13/2030 (d) (f)	200,000	205,813
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 6.30%, 9/22/2034 (d) (f)	400,000	429,570
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	11

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 3.18%, 2/11/2043 (d) (f)	200,000	150,146
(USD SOFR ICE Swap Rate 1 Year + 1.86%), 5.38%, 9/6/2045 (d) (f)	1,000,000	977,395
		18,158,099
Chemicals — 0.2%
CF Industries, Inc. 5.15%, 3/15/2034	100,000	98,092
Dow Chemical Co. (The) 5.95%, 3/15/2055 (b)	800,000	792,509
DuPont de Nemours, Inc. 5.32%, 11/15/2038	739,000	768,653
LYB International Finance III LLC 4.20%, 10/15/2049	540,000	417,079
Nutrien Ltd. (Canada) 5.00%, 4/1/2049	85,000	77,589
Sherwin-Williams Co. (The) 4.80%, 9/1/2031	489,000	489,185
		2,643,107
Commercial Services & Supplies — 0.0% ^
Element Fleet Management Corp. (Canada) 6.32%, 12/4/2028 (d)	70,000	73,827
Consumer Finance — 0.7%
AerCap Ireland Capital DAC (Ireland)
3.00%, 10/29/2028	200,000	187,841
3.30%, 1/30/2032	530,000	471,085
3.85%, 10/29/2041	1,520,000	1,225,179
Aircastle Ltd. 5.25%, 3/15/2030 (d)	755,000	758,359
American Express Co. (SOFRINDX + 1.32%), 5.44%, 1/30/2036 (f)	1,935,000	1,970,669
Avolon Holdings Funding Ltd. (Ireland)
4.38%, 5/1/2026 (d)	40,000	39,741
2.53%, 11/18/2027 (d)	300,000	280,563
4.95%, 1/15/2028 (d)	1,500,000	1,494,465
5.75%, 11/15/2029 (d)	2,550,000	2,599,572
5.15%, 1/15/2030 (d)	655,000	649,302
Macquarie Airfinance Holdings Ltd. (United Kingdom)
5.15%, 3/17/2030 (d)	145,000	143,784
6.50%, 3/26/2031 (d)	500,000	522,297
		10,342,857
Consumer Staples Distribution & Retail — 0.0% ^
Kroger Co. (The)
5.00%, 9/15/2034	130,000	128,221
5.00%, 4/15/2042	95,000	89,243
5.50%, 9/15/2054	90,000	87,439
		304,903
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Containers & Packaging — 0.1%
Smurfit Westrock Financing DAC (Ireland) 5.42%, 1/15/2035 (d)	755,000	766,349
Sonoco Products Co. 5.00%, 9/1/2034	250,000	242,307
		1,008,656
Diversified REITs — 0.0% ^
WP Carey, Inc. 2.25%, 4/1/2033	100,000	80,700
Diversified Telecommunication Services — 0.3%
AT&T, Inc.
3.50%, 6/1/2041	145,000	113,945
3.55%, 9/15/2055	3,275,000	2,271,004
3.80%, 12/1/2057	1,005,000	721,777
Verizon Communications, Inc.
3.55%, 3/22/2051	155,000	113,477
2.99%, 10/30/2056	1,440,000	891,717
		4,111,920
Electric Utilities — 1.4%
Baltimore Gas and Electric Co. 5.65%, 6/1/2054	110,000	110,171
DTE Electric Co. Series B, 3.25%, 4/1/2051	200,000	141,557
Duke Energy Corp.
3.75%, 9/1/2046	270,000	204,563
5.80%, 6/15/2054	300,000	300,365
Duquesne Light Holdings, Inc. 2.78%, 1/7/2032 (d)	100,000	85,619
Electricite de France SA (France) 5.95%, 4/22/2034 (d)	200,000	208,225
Emera US Finance LP (Canada) 4.75%, 6/15/2046	1,585,000	1,355,030
Enel Finance International NV (Italy)
5.13%, 6/26/2029 (d)	235,000	237,114
5.50%, 6/26/2034 (d)	350,000	353,914
Entergy Arkansas LLC 5.75%, 6/1/2054	70,000	71,680
Entergy Louisiana LLC 5.80%, 3/15/2055	440,000	449,059
Entergy Mississippi LLC 5.85%, 6/1/2054	115,000	118,882
Entergy Texas, Inc.
5.80%, 9/1/2053	125,000	128,471
5.55%, 9/15/2054	564,000	559,131
Exelon Corp. 5.88%, 3/15/2055	1,000,000	1,010,287
FirstEnergy Transmission LLC 5.45%, 7/15/2044 (d)	215,000	210,978
Florida Power & Light Co. 5.80%, 3/15/2065	490,000	510,027
Fortis, Inc. (Canada) 3.06%, 10/4/2026	100,000	97,565
Interstate Power and Light Co. 5.45%, 9/30/2054	355,000	348,317
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
ITC Holdings Corp.
2.95%, 5/14/2030 (d)	100,000	91,156
5.40%, 6/1/2033 (d)	200,000	201,826
5.30%, 7/1/2043	1,110,000	1,062,328
Jersey Central Power & Light Co. 5.10%, 1/15/2035 (d)	155,000	153,925
Monongahela Power Co. 5.85%, 2/15/2034 (d)	100,000	103,929
NextEra Energy Capital Holdings, Inc.
5.25%, 2/28/2053	120,000	112,236
5.55%, 3/15/2054	200,000	194,113
5.90%, 3/15/2055	1,415,000	1,442,927
Oklahoma Gas and Electric Co. 5.60%, 4/1/2053	450,000	450,467
Oncor Electric Delivery Co. LLC 5.30%, 6/1/2042	650,000	639,009
Pacific Gas and Electric Co.
6.40%, 6/15/2033	125,000	131,997
5.80%, 5/15/2034	285,000	290,138
5.70%, 3/1/2035	1,695,000	1,716,405
4.50%, 7/1/2040	955,000	825,508
4.45%, 4/15/2042	230,000	193,138
4.30%, 3/15/2045	745,000	594,720
3.50%, 8/1/2050	255,000	173,886
5.90%, 10/1/2054	95,000	92,891
PG&E Recovery Funding LLC
Series A-2, 5.23%, 6/1/2042	290,000	294,092
Series A-3, 5.53%, 6/1/2049	345,000	349,754
PPL Capital Funding, Inc. 5.25%, 9/1/2034	120,000	119,876
PPL Electric Utilities Corp. 5.25%, 5/15/2053	105,000	103,487
Public Service Co. of Oklahoma
5.25%, 1/15/2033	100,000	100,456
5.20%, 1/15/2035	115,000	113,704
Series K, 3.15%, 8/15/2051	135,000	89,254
Public Service Electric and Gas Co. 3.00%, 3/1/2051	205,000	136,783
Sierra Pacific Power Co. 5.90%, 3/15/2054	145,000	149,293
Southern California Edison Co.
5.45%, 6/1/2031	180,000	182,475
6.00%, 1/15/2034	100,000	103,429
5.70%, 3/1/2053	110,000	105,525
5.75%, 4/15/2054	1,050,000	1,009,444
5.90%, 3/1/2055	695,000	689,404
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Electric Utilities — continued
Union Electric Co.
4.00%, 4/1/2048	120,000	96,309
5.13%, 3/15/2055	235,000	221,563
Virginia Electric and Power Co. 5.55%, 8/15/2054	130,000	128,923
Vistra Operations Co. LLC
6.00%, 4/15/2034 (d)	421,000	431,278
5.70%, 12/30/2034 (d)	2,145,000	2,155,472
		21,552,075
Entertainment — 0.0% ^
Take-Two Interactive Software, Inc. 5.60%, 6/12/2034	280,000	288,764
Financial Services — 0.1%
Fiserv, Inc.
5.15%, 8/12/2034	400,000	398,998
4.40%, 7/1/2049	90,000	75,595
Global Payments, Inc.
5.30%, 8/15/2029	100,000	101,531
4.15%, 8/15/2049	120,000	92,462
Nationwide Building Society (United Kingdom)
(SOFR + 1.29%), 2.97%, 2/16/2028 (d) (f)	435,000	420,378
(3-MONTH SOFR + 1.45%), 4.30%, 3/8/2029 (d) (f)	220,000	216,742
NTT Finance Corp. (Japan) 5.14%, 7/2/2031 (d)	400,000	410,501
		1,716,207
Food Products — 0.1%
Bunge Ltd. Finance Corp.
2.75%, 5/14/2031	100,000	88,827
4.65%, 9/17/2034	751,000	726,060
JBS USA Holding Lux SARL
3.75%, 12/1/2031	135,000	122,661
6.75%, 3/15/2034	93,000	100,834
4.38%, 2/2/2052	240,000	188,458
JBS USA LUX SARL
5.95%, 4/20/2035 (d)	235,000	242,508
6.38%, 2/25/2055 (d)	585,000	609,402
		2,078,750
Gas Utilities — 0.0% ^
Atmos Energy Corp. 5.00%, 12/15/2054	629,000	580,117
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	13

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Ground Transportation — 0.1%
Burlington Northern Santa Fe LLC
3.55%, 2/15/2050	100,000	75,246
2.88%, 6/15/2052	570,000	370,158
5.50%, 3/15/2055	140,000	142,398
Canadian Pacific Railway Co. (Canada) 4.80%, 8/1/2045	700,000	641,830
Uber Technologies, Inc.
4.80%, 9/15/2034	145,000	141,362
5.35%, 9/15/2054	240,000	228,428
		1,599,422
Health Care Equipment & Supplies — 0.3%
Solventum Corp. 5.60%, 3/23/2034	2,503,000	2,562,151
Zimmer Biomet Holdings, Inc. 5.50%, 2/19/2035	2,065,000	2,115,462
		4,677,613
Health Care Providers & Services — 0.6%
Aetna, Inc. 4.75%, 3/15/2044	1,000,000	863,667
Cencora, Inc. 5.15%, 2/15/2035	775,000	774,406
Cigna Group (The) 3.40%, 3/15/2051	170,000	115,980
CVS Health Corp.
5.13%, 2/21/2030	114,000	114,491
5.05%, 3/25/2048	325,000	281,835
HCA, Inc.
5.60%, 4/1/2034	200,000	201,742
5.45%, 9/15/2034	120,000	119,590
5.75%, 3/1/2035	985,000	1,002,750
4.63%, 3/15/2052	1,435,000	1,166,280
5.95%, 9/15/2054	400,000	392,554
6.20%, 3/1/2055	2,000,000	2,036,002
6.10%, 4/1/2064	825,000	814,050
UnitedHealth Group, Inc.
5.70%, 10/15/2040	400,000	410,211
3.25%, 5/15/2051	185,000	126,399
5.63%, 7/15/2054	670,000	668,704
		9,088,661
Health Care REITs — 0.2%
Healthcare Realty Holdings LP 3.10%, 2/15/2030	500,000	457,540
Healthpeak OP LLC 5.38%, 2/15/2035	1,135,000	1,143,189
Ventas Realty LP 5.00%, 1/15/2035	1,000,000	978,266
Welltower OP LLC 6.50%, 3/15/2041	100,000	110,637
		2,689,632
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Independent Power and Renewable Electricity Producers — 0.1%
Constellation Energy Generation LLC
5.80%, 3/1/2033	43,000	44,603
5.75%, 10/1/2041	455,000	453,557
5.60%, 6/15/2042	850,000	832,910
6.50%, 10/1/2053	150,000	161,332
Southern Power Co. 5.15%, 9/15/2041	310,000	297,094
		1,789,496
Industrial REITs — 0.1%
Goodman US Finance Six LLC (Australia) 5.13%, 10/7/2034 (d)	260,000	259,392
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (d)	150,000	145,131
Prologis LP
2.25%, 4/15/2030	100,000	89,174
5.25%, 3/15/2054	222,000	215,772
		709,469
Insurance — 0.1%
Aon North America, Inc. 5.75%, 3/1/2054	130,000	131,661
Corebridge Global Funding 5.20%, 6/24/2029 (d)	275,000	279,899
F&G Annuities & Life, Inc. 6.50%, 6/4/2029	320,000	329,536
F&G Global Funding 5.88%, 6/10/2027 (d)	200,000	204,072
Mutual of Omaha Cos. Global Funding 5.45%, 12/12/2028 (d)	150,000	153,893
New York Life Insurance Co. 3.75%, 5/15/2050 (d)	120,000	90,738
Pine Street Trust III 6.22%, 5/15/2054 (d)	200,000	209,728
Teachers Insurance & Annuity Association of America 4.27%, 5/15/2047 (d)	75,000	62,400
		1,461,927
Interactive Media & Services — 0.1%
Meta Platforms, Inc.
5.60%, 5/15/2053	125,000	128,490
5.40%, 8/15/2054	1,500,000	1,494,765
		1,623,255
IT Services — 0.0% ^
Accenture Capital, Inc.
4.25%, 10/4/2031	295,000	288,680
4.50%, 10/4/2034	200,000	194,048
		482,728
Media — 0.5%
Charter Communications Operating LLC
4.40%, 4/1/2033	1,000,000	910,825
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Media — continued
3.50%, 3/1/2042	700,000	489,562
4.80%, 3/1/2050	335,000	259,302
3.70%, 4/1/2051	950,000	614,803
3.90%, 6/1/2052	1,835,000	1,218,932
Comcast Corp.
5.30%, 6/1/2034	500,000	508,303
4.20%, 8/15/2034	250,000	233,354
3.25%, 11/1/2039	1,210,000	946,213
4.00%, 11/1/2049	675,000	526,567
2.94%, 11/1/2056	1,830,000	1,101,908
		6,809,769
Metals & Mining — 0.1%
BHP Billiton Finance USA Ltd. (Australia) 5.13%, 2/21/2032	805,000	815,403
Glencore Funding LLC (Australia) 5.63%, 4/4/2034 (d)	100,000	101,413
Newmont Corp.
3.25%, 5/13/2030	100,000	93,612
5.75%, 11/15/2041	100,000	102,903
Steel Dynamics, Inc.
5.38%, 8/15/2034	200,000	202,756
3.25%, 10/15/2050	85,000	58,407
		1,374,494
Multi-Utilities — 0.1%
Ameren Illinois Co. 5.55%, 7/1/2054	200,000	202,656
Consumers Energy Co. 3.25%, 8/15/2046	80,000	59,825
Puget Energy, Inc. 2.38%, 6/15/2028	100,000	92,846
Puget Sound Energy, Inc. 5.69%, 6/15/2054	350,000	355,468
San Diego Gas & Electric Co. 3.95%, 11/15/2041	55,000	44,567
Southern Co. Gas Capital Corp.
5.88%, 3/15/2041	1,000,000	1,028,508
4.40%, 6/1/2043	140,000	121,770
Series 21A, 3.15%, 9/30/2051	385,000	254,467
		2,160,107
Oil, Gas & Consumable Fuels — 1.5%
Aker BP ASA (Norway)
5.13%, 10/1/2034 (d)	165,000	158,263
5.80%, 10/1/2054 (d)	150,000	139,803
APA Infrastructure Ltd. (Australia)
4.25%, 7/15/2027 (d)	150,000	148,801
5.75%, 9/16/2044 (d)	1,487,000	1,509,206
Cheniere Energy, Inc. 5.65%, 4/15/2034	570,000	579,756
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Oil, Gas & Consumable Fuels — continued
Columbia Pipelines Holding Co. LLC 5.10%, 10/1/2031 (d)	101,000	100,602
Columbia Pipelines Operating Co. LLC
5.93%, 8/15/2030 (d)	100,000	104,263
5.70%, 10/1/2054 (d)	2,230,000	2,168,356
ConocoPhillips Co.
5.30%, 5/15/2053	85,000	80,756
5.50%, 1/15/2055	680,000	666,483
Coterra Energy, Inc. 5.40%, 2/15/2035	1,300,000	1,287,611
Devon Energy Corp. 5.75%, 9/15/2054	305,000	285,780
Eastern Energy Gas Holdings LLC
5.65%, 10/15/2054	600,000	588,104
6.20%, 1/15/2055	695,000	739,765
Enbridge, Inc. (Canada) 5.63%, 4/5/2034	890,000	910,181
Energy Transfer LP
5.60%, 9/1/2034	400,000	405,839
5.70%, 4/1/2035 (b)	2,000,000	2,034,574
6.50%, 2/1/2042	260,000	274,952
5.15%, 3/15/2045	1,510,000	1,357,516
EnLink Midstream Partners LP 5.45%, 6/1/2047	1,480,000	1,371,323
Enterprise Products Operating LLC 5.55%, 2/16/2055	470,000	466,245
Exxon Mobil Corp.
3.00%, 8/16/2039	90,000	70,459
3.45%, 4/15/2051	95,000	69,134
Hess Corp. 5.60%, 2/15/2041	1,500,000	1,519,076
Kinder Morgan, Inc.
5.00%, 2/1/2029	115,000	115,912
3.25%, 8/1/2050	615,000	406,000
Marathon Petroleum Corp. 6.50%, 3/1/2041	70,000	74,468
MPLX LP 5.50%, 6/1/2034	280,000	281,057
NGPL PipeCo LLC
4.88%, 8/15/2027 (d)	100,000	99,723
3.25%, 7/15/2031 (d)	100,000	87,875
ONEOK, Inc.
4.75%, 10/15/2031	185,000	181,999
4.95%, 7/13/2047	500,000	437,501
5.70%, 11/1/2054	300,000	288,915
Ovintiv, Inc.
6.25%, 7/15/2033	200,000	208,624
6.50%, 2/1/2038	235,000	245,662
Phillips 66 Co. 4.90%, 10/1/2046	125,000	109,987
Plains All American Pipeline LP
5.95%, 6/15/2035	665,000	685,197
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	15

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
4.90%, 2/15/2045	450,000	395,106
South Bow USA Infrastructure Holdings LLC (Canada)
4.91%, 9/1/2027 (d)	65,000	65,054
5.03%, 10/1/2029 (d)	75,000	74,593
Targa Resources Corp. 5.50%, 2/15/2035	415,000	416,452
TotalEnergies Capital International SA (France) 3.13%, 5/29/2050	125,000	85,301
TotalEnergies Capital SA (France) 5.28%, 9/10/2054	1,000,000	957,805
TransCanada PipeLines Ltd. (Canada) 5.85%, 3/15/2036	300,000	310,353
Williams Cos., Inc. (The)
5.80%, 11/15/2054	300,000	301,163
6.00%, 3/15/2055	245,000	251,485
		23,117,080
Pharmaceuticals — 0.1%
Bristol-Myers Squibb Co.
2.55%, 11/13/2050	1,150,000	692,973
3.70%, 3/15/2052	126,000	94,696
5.55%, 2/22/2054	20,000	20,086
5.65%, 2/22/2064	180,000	180,579
Eli Lilly & Co. 5.00%, 2/9/2054	130,000	124,405
Merck & Co., Inc. 2.90%, 12/10/2061	180,000	107,994
Takeda Pharmaceutical Co. Ltd. (Japan)
3.03%, 7/9/2040	200,000	151,089
3.18%, 7/9/2050	200,000	135,285
		1,507,107
Real Estate Management & Development — 0.0% ^
Ontario Teachers' Cadillac Fairview Properties Trust (Canada) 2.50%, 10/15/2031 (d)	800,000	684,189
Residential REITs — 0.2%
Essex Portfolio LP
1.65%, 1/15/2031	100,000	83,694
5.50%, 4/1/2034	525,000	534,677
5.38%, 4/1/2035	1,700,000	1,718,101
UDR, Inc. 3.10%, 11/1/2034	100,000	83,905
		2,420,377
Retail REITs — 0.0% ^
NNN REIT, Inc.
5.60%, 10/15/2033	100,000	102,252
5.50%, 6/15/2034	70,000	71,111
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Retail REITs — continued
Realty Income Corp.
4.85%, 3/15/2030	100,000	100,529
5.38%, 9/1/2054	200,000	195,719
		469,611
Semiconductors & Semiconductor Equipment — 0.2%
Broadcom, Inc.
5.05%, 7/12/2029	350,000	354,842
2.45%, 2/15/2031 (d)	150,000	131,776
4.55%, 2/15/2032	539,000	527,615
3.50%, 2/15/2041 (d)	750,000	598,900
Intel Corp.
3.73%, 12/8/2047	260,000	184,969
3.25%, 11/15/2049	185,000	119,025
3.05%, 8/12/2051	185,000	112,542
5.70%, 2/10/2053	915,000	860,052
KLA Corp. 3.30%, 3/1/2050	95,000	67,702
NXP BV (China) 3.25%, 5/11/2041	180,000	134,098
Texas Instruments, Inc. 5.05%, 5/18/2063	95,000	88,724
		3,180,245
Software — 0.1%
Cadence Design Systems, Inc. 4.70%, 9/10/2034	879,000	857,745
Intuit, Inc. 5.50%, 9/15/2053	70,000	70,992
Oracle Corp.
3.65%, 3/25/2041	215,000	170,284
3.60%, 4/1/2050	240,000	171,327
		1,270,348
Specialized REITs — 0.1%
American Tower Corp. 3.70%, 10/15/2049	900,000	673,733
Extra Space Storage LP 5.90%, 1/15/2031	80,000	84,011
		757,744
Specialty Retail — 0.1%
Home Depot, Inc. (The) 4.20%, 4/1/2043	1,000,000	864,433
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc. 4.10%, 8/8/2062	260,000	211,960
Hewlett Packard Enterprise Co. 5.00%, 10/15/2034	990,000	974,301
		1,186,261
Tobacco — 0.1%
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	100,000	93,197
4.39%, 8/15/2037	130,000	115,222
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Tobacco — continued
3.98%, 9/25/2050	465,000	341,566
Philip Morris International, Inc. 3.88%, 8/21/2042	590,000	483,038
		1,033,023
Trading Companies & Distributors — 0.0% ^
Aviation Capital Group LLC 5.38%, 7/15/2029 (d)	290,000	293,482
Water Utilities — 0.0% ^
American Water Capital Corp. 5.45%, 3/1/2054	200,000	195,756
Wireless Telecommunication Services — 0.3%
T-Mobile USA, Inc.
3.88%, 4/15/2030	200,000	191,525
3.00%, 2/15/2041	595,000	438,255
3.40%, 10/15/2052	1,385,000	955,315
5.50%, 1/15/2055	964,000	934,377
Vodafone Group plc (United Kingdom)
4.88%, 6/19/2049	115,000	100,692
4.25%, 9/17/2050	1,065,000	841,579
5.75%, 6/28/2054	400,000	391,752
		3,853,495
Total Corporate Bonds (Cost $227,914,132)		230,141,849
Collateralized Mortgage Obligations — 8.2%
ABL Series 2024-RTL1, Class A1, 6.08%, 9/25/2029 (d) (e)	2,715,000	2,732,998
Brean Asset-Backed Securities Trust Series 2025-RM10, Class A1, 5.00%, 1/25/2065 ‡ (d)	1,650,000	1,616,879
Center Street Lending Resi-Investor ABS Mortgage Trust Series 2024-RTL1, Class A1, 6.89%, 10/25/2029 ‡ (d) (e)	1,720,000	1,728,109
CFMT LLC
Series 2024-HB14, Class M2, 3.00%, 6/25/2034 ‡ (c) (d)	1,000,000	936,265
Series 2024-HB15, Class M1, 4.00%, 8/25/2034 ‡ (c) (d)	2,470,000	2,375,389
Series 2024-HB15, Class M2, 4.00%, 8/25/2034 ‡ (c) (d)	300,000	285,245
FARM Mortgage Trust Series 2021-1, Class A, 2.18%, 1/25/2051 (c) (d)	1,190,262	948,037
FHLMC Seasoned Credit Risk Transfer Trust
Series 2017-2, Class HT, 3.00%, 8/25/2056 (e)	659,914	574,920
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2018-1, Class M60C, 3.50%, 5/25/2057	258,101	236,689
Series 2017-4, Class HT, 3.25%, 6/25/2057 (e)	2,165,136	1,949,808
Series 2017-4, Class M60C, 3.50%, 6/25/2057	1,139,899	1,043,153
Series 2017-4, Class MT, 3.50%, 6/25/2057	3,956	3,567
Series 2018-2, Class MZ, 3.50%, 11/25/2057	5,064,222	3,868,309
Series 2019-1, Class MA, 3.50%, 7/25/2058	791,623	754,278
Series 2019-1, Class MT, 3.50%, 7/25/2058	484,207	431,264
Series 2019-2, Class HT, 3.00%, 8/25/2058	561,994	483,496
Series 2019-4, Class MA, 3.00%, 2/25/2059	6,100,034	5,647,370
Series 2019-4, Class MV, 3.00%, 2/25/2059	2,480,170	2,125,617
Series 2020-3, Class MTU, 2.50%, 5/25/2060	4,966,968	4,120,435
Series 2021-1, Class MTU, 2.50%, 9/25/2060	649,216	530,868
Series 2021-2, Class MTU, 2.50%, 11/25/2060	701,492	572,424
Series 2022-1, Class MTU, 3.25%, 11/25/2061	3,212,654	2,763,599
Series 2022-2, Class MA, 3.00%, 4/25/2062	2,834,014	2,538,733
Series 2022-2, Class M5TU, 4.00%, 4/25/2062	1,343,374	1,251,446
FHLMC, REMIC
Series 4016, Class KZ, 4.00%, 3/15/2042	268,748	259,591
Series 5073, Class GA, 1.50%, 8/25/2044	1,024,467	854,536
Series 5027, Class JA, 2.00%, 10/25/2044	144,620	132,349
Series 4487, Class TL, 3.00%, 5/15/2045	1,000,000	871,967
Series 4585, Class DA, 3.00%, 6/15/2045	240,329	225,447
Series 4480, Class NB, 3.50%, 6/15/2045	500,000	434,365
Series 4710, Class JE, 2.75%, 6/15/2047	553,326	493,651
Series 5202, Class BH, 2.00%, 12/25/2047	720,481	658,202
Series 5149, Class HB, 1.25%, 8/25/2048	600,360	481,458
Series 4994, Class LI, IO, 4.00%, 12/25/2048	153,686	30,010
Series 4913, Class UA, 3.00%, 3/15/2049	821,846	729,499
Series 4863, Class H, 7.00%, 3/15/2049	497,751	531,386
Series 4896, Class CG, 3.50%, 4/15/2049	313,729	295,083
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	17

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 5141, Class PA, 1.00%, 4/25/2050	301,257	248,052
Series 5000, Class EA, 1.00%, 7/25/2050	763,249	575,959
Series 5023, Class TE, 1.00%, 10/25/2050	2,890,789	2,092,519
Series 5088, Class MP, 1.00%, 12/25/2050	489,195	378,338
Series 5063, Class LC, 0.75%, 1/25/2051	513,321	392,643
Series 5132, Class EB, 1.25%, 8/25/2051	964,883	722,620
Series 5224, Class HL, 4.00%, 4/25/2052	1,700,000	1,549,996
Series 4862, Class NO, PO, 8/15/2057	1,920,173	1,245,171
FHLMC, STRIPS
Series 276, Class 20, 2.00%, 9/15/2042	233,411	203,175
Series 326, Class 350, 3.50%, 3/15/2044	492,774	456,596
FNMA Trust, Whole Loan Series 2003-W2, Class 1A1, 6.50%, 7/25/2042	792,601	821,664
FNMA, REMIC
Series 2012-4, Class NB, 4.00%, 2/25/2042	256,228	245,177
Series 2012-28, Class PT, 4.00%, 3/25/2042	841,040	800,911
Series 2013-9, Class CB, 5.50%, 4/25/2042	730,711	746,759
Series 2012-124, Class PA, 2.50%, 7/25/2042	101,008	93,134
Series 2012-130, Class DC, 3.00%, 12/25/2042	301,257	272,644
Series 2015-92, Class GZ, 3.00%, 4/25/2043	1,228,846	1,054,128
Series 2017-87, Class EA, 3.00%, 4/25/2044	253,792	229,832
Series 2018-75, Class LA, 3.00%, 2/25/2048	1,502,663	1,403,983
Series 2019-60, Class DA, 2.50%, 3/25/2049	182,744	161,954
Series 2019-12, Class BA, 3.00%, 4/25/2049	278,178	244,942
Series 2020-50, Class A, 2.00%, 7/25/2050	428,258	356,483
Series 2020-54, Class UB, 5.00%, 7/25/2050	133,209	131,928
Series 2020-70, Class AD, 1.50%, 10/25/2050	308,825	232,968
Series 2021-27, Class EC, 1.50%, 5/25/2051	145,675	116,702
Series 2023-40, PO, 9/25/2053	4,219,458	3,480,310
Series 2025-18, Class MA, 0.50%, 9/25/2054	9,200,000	7,406,000
Series 2020-10, Class DA, 3.50%, 3/25/2060	4,548,593	4,100,823
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

GNMA
Series 2012-13, Class FQ, 4.75%, 1/20/2038 (c)	321,219	320,919
Series 2019-83, Class YA, 4.77%, 6/20/2040 (c)	169,115	170,004
Series 2013-91, Class WA, 4.42%, 4/20/2043 (c)	229,947	219,289
Series 2021-50, Class LD, 1.50%, 1/20/2048	910,376	780,145
Series 2021-66, Class QA, 1.00%, 3/20/2050	475,434	362,012
Series 2020-65, Class KC, 1.00%, 5/20/2050	452,751	349,993
Series 2025-6, Class A, 3.50%, 11/20/2050	4,962,533	4,624,075
Series 2021-16, Class JB, 1.50%, 1/20/2051	709,852	585,063
Series 2024-197, Class BN, 3.00%, 5/20/2051	9,604,258	8,818,697
Series 2021-97, Class FA, 3.00%, 6/20/2051 (c)	342,513	294,751
Series 2022-9, Class P, 2.00%, 9/20/2051	868,407	759,351
Series 2023-19, Class WB, 5.66%, 11/20/2051 (c)	638,743	655,023
Series 2022-34, Class PN, 3.00%, 2/20/2052	933,649	858,942
Series 2023-101, Class S, IF, 3.21%, 7/20/2053 (c)	1,807,731	1,625,470
Series 2017-H08, Class EI, IO, 1.84%, 2/20/2067 (c)	18,025,214	637,285
GS Mortgage-Backed Securities Trust Series 2024-RPL4, Class A1, 3.90%, 9/25/2061 (d) (e)	834,488	810,107
LHOME Mortgage Trust
Series 2024-RTL5, Class A1, 5.32%, 9/25/2039 (d) (e)	1,100,000	1,099,040
Series 2025-RTL1, Class A1, 5.65%, 1/25/2040 (d) (e)	1,900,000	1,911,794
MFA Trust
Series 2024-RTL3, Class A1, 5.91%, 11/25/2039 (d) (e)	1,500,000	1,508,724
Series 2024-RPL1, Class A1, 4.25%, 2/25/2066 (c) (d)	791,341	759,071
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (d) (e)	4,480,000	4,529,936
Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (d) (e)	1,700,000	1,691,299
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
NYMT Loan Trust Series 2024-BPL3, Class A1, 5.27%, 9/25/2039 (d) (e)	550,000	547,392
PRET Trust Series 2024-RPL2, Class A1, 4.07%, 6/25/2064 (c) (d)	1,651,108	1,565,391
PRPM LLC
Series 2020-4, Class A1, 6.61%, 10/25/2025 (d) (e)	519,836	520,606
Series 2023-RCF2, Class A1, 4.00%, 11/25/2053 (d) (e)	158,513	155,854
Series 2024-RCF1, Class A1, 4.00%, 1/25/2054 (d) (e)	156,260	153,152
Series 2024-RPL1, Class A1, 4.20%, 12/25/2064 (d) (e)	363,655	355,746
Rain City Mortgage Trust Series 2024-RTL1, Class A1, 6.53%, 11/25/2029 (c) (d)	772,000	774,110
Towd Point Mortgage Trust Series 2021-R1, Class A1, 2.92%, 11/30/2060 (c) (d)	5,047,951	4,505,053
Vendee Mortgage Trust
Series 2010-1, Class DZ, 4.25%, 4/15/2040	1,684,210	1,621,299
Series 2011-1, Class DZ, 3.75%, 9/15/2046	1,355,633	1,269,425
VM Master Issuer LLC Series 2022-1, Class A1, 6.16%, 5/24/2025 ‡ (d) (e)	5,093,814	5,083,916
Total Collateralized Mortgage Obligations (Cost $123,878,869)		125,204,787
Commercial Mortgage-Backed Securities — 7.1%
BAHA Trust Series 2024-MAR, Class A, 6.17%, 12/10/2041 (c) (d)	2,800,000	2,878,322
BAMLL Re-REMIC Trust
Series 2024-FRR3, Class B, 1.48%, 1/27/2050 (c) (d)	851,000	783,570
Series 2025-FRR5, Class BK86, PO, 11/27/2051 (d)	5,000,000	4,020,730
Series 2025-FRR5, Class B736, 2.23%, 9/27/2052 (c) (d)	6,000,000	5,687,339
Banc of America Re-REMIC Trust Series 2024-FRR1, Class B, 0.00%, 4/27/2049 ‡ (d)	1,000,000	690,787
CSMC OA LLC
Series 2014-USA, Class A1, 3.30%, 9/15/2037 (d)	3,728,739	3,463,277
Series 2014-USA, Class A2, 3.95%, 9/15/2037 (d)	2,000,000	1,835,000
Series 2014-USA, Class B, 4.18%, 9/15/2037 (d)	1,350,000	1,182,758
Series 2014-USA, Class C, 4.34%, 9/15/2037 (d)	750,000	625,089
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

FHLMC Series 2025-MN10, Class M1, 6.37%, 2/25/2045 (c) (d)	1,600,000	1,601,399
FHLMC, Multi-Family Structured Credit Risk Series 2024-MN9, Class M1, 6.80%, 10/25/2044 (c) (d)	929,350	940,152
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KL06, Class XFX, IO, 1.36%, 12/25/2029 (c)	4,985,255	212,022
Series KJ40, Class A2, 3.69%, 11/25/2030 (c)	335,000	323,935
Series K135, Class AM, 1.91%, 10/25/2031 (c)	1,050,000	896,680
Series KJ44, Class A2, 4.61%, 2/25/2033	500,000	501,764
FNMA ACES
Series 2020-M52, Class A1, 0.88%, 10/25/2030	272,614	262,226
Series 2022-M2S, Class A1, 3.75%, 5/25/2032 (c)	211,185	206,937
Series 2020-M53, Class A2, 1.69%, 11/25/2032 (c)	27,000	22,267
Series 2023-M8, Class A1, 4.47%, 11/25/2032 (c)	490,478	490,520
Series 2024-M2, Class A1, 4.62%, 4/25/2033 (c)	780,410	787,533
FREMF Mortgage Trust
Series 2017-K66, Class B, 4.04%, 7/25/2027 (c) (d)	1,160,000	1,134,673
Series 2017-KGX1, Class BFX, 3.59%, 10/25/2027 (c) (d)	570,000	528,639
Series 2019-KBF3, Class B, 6.94%, 1/25/2029 (c) (d)	172,719	171,971
Series 2019-KS11, Class B, 4.82%, 6/25/2029 (c) (d)	2,952,000	2,804,827
Series 2019-KS12, Class B, 7.24%, 8/25/2029 (c)	2,986,904	2,997,825
Series 2020-KHG2, Class C, 3.07%, 2/25/2030 (c) (d)	2,000,000	1,659,720
Series 2021-KLU3, Class BFX, 4.26%, 1/25/2031 (c) (d)	977,205	891,012
Series 2018-K154, Class B, 4.02%, 11/25/2032 (c) (d)	610,000	528,551
Series 2018-K155, Class B, 4.17%, 4/25/2033 (c) (d)	580,000	504,797
Series 2015-K46, Class C, 3.71%, 4/25/2048 (c) (d)	316,000	314,949
Series 2015-K49, Class B, 3.72%, 10/25/2048 (c) (d)	500,000	496,379
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	19

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2016-K53, Class C, 4.02%, 3/25/2049 (c) (d)	4,000,000	3,950,172
Series 2016-K55, Class C, 4.17%, 4/25/2049 (c) (d)	1,000,000	987,557
Series 2016-K58, Class C, 3.74%, 9/25/2049 (c) (d)	1,250,000	1,223,252
Series 2017-K68, Class B, 3.84%, 10/25/2049 (c) (d)	3,000,000	2,927,906
Series 2017-K64, Class B, 4.00%, 5/25/2050 (c) (d)	4,455,000	4,381,674
Series 2018-K80, Class B, 4.24%, 8/25/2050 (c) (d)	2,076,000	2,013,349
Series 2017-K71, Class B, 3.75%, 11/25/2050 (c) (d)	100,000	97,410
Series 2017-K71, Class C, 3.75%, 11/25/2050 (c) (d)	2,000,000	1,933,888
Series 2019-K87, Class B, 4.32%, 1/25/2051 (c) (d)	3,050,000	2,980,748
Series 2019-K91, Class C, 4.26%, 4/25/2051 (c) (d)	1,795,000	1,717,594
Series 2018-K77, Class C, 4.16%, 5/25/2051 (c) (d)	1,000,000	973,221
Series 2018-K79, Class C, 4.21%, 7/25/2051 (c) (d)	145,000	140,226
Series 2019-K103, Class B, 3.46%, 12/25/2051 (c) (d)	1,819,000	1,684,585
Series 2019-K102, Class B, 3.53%, 12/25/2051 (c) (d)	375,000	349,558
Series 2019-K102, Class C, 3.53%, 12/25/2051 (c) (d)	2,075,000	1,912,547
Series 2019-K90, Class C, 4.32%, 2/25/2052 (c) (d)	500,000	481,374
Series 2019-K88, Class B, 4.38%, 2/25/2052 (c) (d)	2,000,000	1,966,913
Series 2019-K88, Class C, 4.38%, 2/25/2052 (c) (d)	1,000,000	967,899
Series 2019-K93, Class B, 4.12%, 5/25/2052 (c) (d)	2,000,000	1,926,724
Series 2019-K94, Class C, 3.96%, 7/25/2052 (c) (d)	1,250,000	1,162,836
Series 2019-K98, Class B, 3.74%, 10/25/2052 (c) (d)	1,040,000	978,300
Series 2019-K98, Class C, 3.74%, 10/25/2052 (c) (d)	2,000,000	1,855,820
Series 2019-K100, Class C, 3.49%, 11/25/2052 (c) (d)	2,000,000	1,833,275
Series 2020-K737, Class B, 3.33%, 1/25/2053 (c) (d)	1,452,000	1,415,484
Series 2020-K737, Class C, 3.33%, 1/25/2053 (c) (d)	4,870,000	4,725,787
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2020-K105, Class C, 3.53%, 3/25/2053 (c) (d)	1,651,000	1,507,240
Series 2019-K96, Class C, 3.81%, 8/25/2056 (c) (d)	1,254,000	1,162,281
GAM Re-REMIC Trust
Series 2022-FRR3, Class AK47, 0.70%, 5/27/2048 ‡ (c) (d)	500,000	493,113
Series 2021-FRR1, Class 2A, PO, 11/29/2050 ‡ (d)	580,000	492,759
Series 2021-FRR2, Class BK44, 0.76%, 9/27/2051 ‡ (c) (d)	1,571,000	1,564,266
Series 2021-FRR2, Class AK44, 0.86%, 9/27/2051 ‡ (c) (d)	1,000,000	995,912
Series 2021-FRR2, Class BK49, 2.25%, 9/27/2051 ‡ (c) (d)	300,000	293,627
GNMA
Series 2012-132, Class Z, 2.66%, 6/16/2054 (c)	532,650	377,947
Series 2013-61, Class Z, 2.79%, 10/16/2054 (c)	741,979	551,181
Series 2013-1, Class Z, 2.38%, 1/16/2055 (c)	776,369	493,484
Series 2017-76, Class B, 2.60%, 12/16/2056	643,680	473,545
Series 2017-191, Class B, 2.50%, 7/16/2059 (c)	688,303	415,883
MRCD MARK Mortgage Trust Series 2019-PARK, Class A, 2.72%, 12/15/2036 (d)	200,000	179,000
Multi-Family Connecticut Avenue Securities Trust Series 2024-01, Class M7, 7.10%, 7/25/2054 (c) (d)	79,899	80,683
PRM5 Trust
Series 2025-PRM5, Class B, 4.44%, 3/10/2033 (c) (d)	2,250,000	2,222,075
Series 2025-PRM5, Class C, 4.67%, 3/10/2033 (c) (d)	1,000,000	987,576
Series 2025-PRM5, Class D, 5.25%, 3/10/2033 (c) (d)	1,750,000	1,728,200
RFM Re-REMIC Trust
Series 2022-FRR1, Class AK55, PO, 3/28/2049 (d)	2,000,000	1,868,006
Series 2024-FRR2, Class A100, PO, 11/27/2052 (d)	2,000,000	1,555,883
ROCK Trust
Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (d)	700,000	710,172
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2024-CNTR, Class B, 5.93%, 11/13/2041 (d)	2,000,000	2,045,890
Series 2024-CNTR, Class C, 6.47%, 11/13/2041 (d)	4,150,000	4,303,373
Total Commercial Mortgage-Backed Securities (Cost $107,094,458)		108,535,845
Foreign Government Securities — 0.2%
United Mexican States
6.00%, 5/13/2030	474,000	483,006
6.88%, 5/13/2037	703,000	722,754
6.34%, 5/4/2053	730,000	675,250
3.77%, 5/24/2061	1,000,000	596,500
Total Foreign Government Securities (Cost $2,557,458)		2,477,510
	SHARES
Short-Term Investments — 5.3%
Investment Companies — 5.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.32% (g) (h) (Cost $80,993,753)	80,993,753	80,993,753
Total Investments — 104.3% (Cost $1,573,326,352)		1,592,512,610
Liabilities in Excess of Other Assets — (4.3)%		(66,029,110)
NET ASSETS — 100.0%		1,526,483,500

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of February 28, 2025.
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HB
High Coupon Bonds (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal.
The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of
February 28, 2025. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying
mortgages of these securities increase, the yield on these
securities increases.

PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	The rate shown is the effective yield as of February 28, 2025.
(b)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(c)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 28, 2025.

(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of February 28, 2025.

(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	21

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of February 28, 2025.
Futures contracts outstanding as of February 28, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	414	06/18/2025	USD	46,051,031	303,662
U.S. Treasury Long Bond	127	06/18/2025	USD	15,045,531	102,914
U.S. Treasury Ultra Bond	44	06/18/2025	USD	5,493,125	64,709
U.S. Treasury 2 Year Note	108	06/30/2025	USD	22,356,000	41,242
					512,527
Short Contracts
U.S. Treasury 10 Year Ultra Note	(208)	06/18/2025	USD	(23,816,000)	(185,554)
U.S. Treasury 5 Year Note	(15)	06/30/2025	USD	(1,620,117)	(4,714)
					(190,268)
					322,259

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Exchange-Traded Funds	February 28, 2025

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 29.4%
Aerospace & Defense — 0.4%
BAE Systems plc (United Kingdom) 1.90%, 2/15/2031 (a)	400,000	339,690
Boeing Co. (The)
2.75%, 2/1/2026	14,000	13,735
2.20%, 2/4/2026	95,000	92,699
3.10%, 5/1/2026	1,035,000	1,016,388
2.70%, 2/1/2027	65,000	62,504
6.30%, 5/1/2029	1,275,000	1,335,855
6.39%, 5/1/2031	835,000	889,616
6.86%, 5/1/2054	610,000	672,024
5.93%, 5/1/2060	1,580,000	1,512,327
Bombardier, Inc. (Canada)
6.00%, 2/15/2028 (a)	1,590,000	1,585,006
8.75%, 11/15/2030 (a)	1,315,000	1,408,039
BWX Technologies, Inc. 4.13%, 4/15/2029 (a)	580,000	543,764
L3Harris Technologies, Inc.
5.25%, 6/1/2031	300,000	305,022
5.60%, 7/31/2053	617,000	616,677
Leidos, Inc. 5.40%, 3/15/2032	3,248,000	3,288,540
Lockheed Martin Corp.
4.70%, 12/15/2031	3,260,000	3,257,263
4.70%, 5/15/2046	100,000	91,676
4.15%, 6/15/2053	650,000	533,775
RTX Corp.
4.13%, 11/16/2028	1,735,000	1,710,021
1.90%, 9/1/2031	450,000	376,038
5.15%, 2/27/2033	365,000	368,725
4.50%, 6/1/2042	520,000	462,545
3.03%, 3/15/2052	650,000	423,779
5.38%, 2/27/2053	144,000	140,277
6.40%, 3/15/2054	185,000	206,605
Spirit AeroSystems, Inc. 9.38%, 11/30/2029 (a)	253,000	271,742
TransDigm, Inc.
6.75%, 8/15/2028 (a)	465,000	472,966
6.38%, 3/1/2029 (a)	1,742,000	1,764,957
6.88%, 12/15/2030 (a)	500,000	513,046
6.63%, 3/1/2032 (a)	1,145,000	1,166,737
Wesco Aircraft Holdings, Inc. 9.00%, 11/15/2026 ‡ (a) (b)	20,000	8,400
		25,450,438
Automobile Components — 0.2%
Adient Global Holdings Ltd.
7.00%, 4/15/2028 (a)	450,000	459,109
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Automobile Components — continued
7.50%, 2/15/2033 (a)	1,452,000	1,452,632
Allison Transmission, Inc.
5.88%, 6/1/2029 (a)	1,096,000	1,094,621
3.75%, 1/30/2031 (a)	75,000	67,423
American Axle & Manufacturing, Inc.
6.50%, 4/1/2027	730,000	727,365
6.88%, 7/1/2028	625,000	620,580
Clarios Global LP
6.75%, 5/15/2028 (a)	830,000	847,345
6.75%, 2/15/2030 (a)	291,000	297,731
Cooper-Standard Automotive, Inc.
13.50% (Cash), 3/31/2027 (a) (c)	46,263	48,687
5.63% (Cash), 5/15/2027 (a) (c)	32,879	28,356
Dana, Inc.
5.38%, 11/15/2027	590,000	588,916
5.63%, 6/15/2028	230,000	229,141
4.50%, 2/15/2032	40,000	37,236
Goodyear Tire & Rubber Co. (The)
4.88%, 3/15/2027	120,000	117,818
5.00%, 7/15/2029	1,601,000	1,521,882
5.25%, 7/15/2031	660,000	612,684
Icahn Enterprises LP 5.25%, 5/15/2027	675,000	656,173
ZF North America Capital, Inc. (Germany) 6.88%, 4/14/2028 (a)	790,000	797,966
		10,205,665
Automobiles — 0.1%
Ford Motor Co.
9.63%, 4/22/2030	810,000	931,193
3.25%, 2/12/2032	2,255,000	1,882,162
4.75%, 1/15/2043	380,000	296,262
General Motors Co. 5.95%, 4/1/2049	25,000	23,870
Hyundai Capital America
1.50%, 6/15/2026 (a)	940,000	903,804
3.00%, 2/10/2027 (a)	200,000	193,645
4.88%, 11/1/2027 (a)	1,750,000	1,756,039
1.80%, 1/10/2028 (a)	350,000	322,556
5.30%, 6/24/2029 (a)	1,160,000	1,180,078
		7,489,609
Banks — 7.5%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 6.58%, 10/13/2026 (a) (d)	600,000	606,517
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	23

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (a) (d)	200,000	205,024
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.78%), 4.99%, 12/3/2028 (a) (d)	2,900,000	2,915,127
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (a) (d)	1,700,000	1,566,738
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.90%), 3.32%, 3/13/2037 (a) (d)	200,000	173,588
AIB Group plc (Ireland) (SOFR + 2.33%), 6.61%, 9/13/2029 (a) (d)	3,200,000	3,387,677
ANZ New Zealand Int'l Ltd. (New Zealand) 5.36%, 8/14/2028 (a)	900,000	925,488
ASB Bank Ltd. (New Zealand) 2.38%, 10/22/2031 (a)	200,000	172,899
Banco Bilbao Vizcaya Argentaria SA (Spain) 5.38%, 3/13/2029	4,800,000	4,910,894
Banco Santander SA (Spain)
5.59%, 8/8/2028	3,200,000	3,291,982
6.61%, 11/7/2028	600,000	637,579
5.44%, 7/15/2031	800,000	819,647
Bank of America Corp.
(SOFR + 1.01%), 1.20%, 10/24/2026 (d)	2,600,000	2,544,757
(3-MONTH CME TERM SOFR + 1.84%), 3.82%, 1/20/2028 (d)	3,436,000	3,387,376
(3-MONTH CME TERM SOFR + 1.77%), 3.71%, 4/24/2028 (d)	1,205,000	1,180,666
(3-MONTH CME TERM SOFR + 1.63%), 3.59%, 7/21/2028 (d)	261,000	254,353
(SOFR + 2.04%), 4.95%, 7/22/2028 (d)	390,000	392,650
(3-MONTH CME TERM SOFR + 1.30%), 3.42%, 12/20/2028 (d)	454,000	438,526
(SOFR + 1.63%), 5.20%, 4/25/2029 (d)	1,190,000	1,206,799
(SOFR + 1.06%), 2.09%, 6/14/2029 (d)	635,000	585,556
(SOFR + 1.57%), 5.82%, 9/15/2029 (d)	3,543,000	3,667,351
Series FIX, (SOFR + 1.00%), 5.16%, 1/24/2031 (d)	12,435,000	12,588,666
(SOFR + 1.53%), 1.90%, 7/23/2031 (d)	660,000	567,440
Series N, (SOFR + 1.22%), 2.65%, 3/11/2032 (d)	2,660,000	2,343,582
(SOFR + 1.22%), 2.30%, 7/21/2032 (d)	12,900,000	11,020,371
(SOFR + 1.21%), 2.57%, 10/20/2032 (d)	640,000	552,843
(SOFR + 1.65%), 5.47%, 1/23/2035 (d)	5,969,000	6,070,173
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
(SOFR + 1.91%), 5.43%, 8/15/2035 (d)	3,700,000	3,653,494
(SOFR + 1.31%), 5.51%, 1/24/2036 (d)	6,940,000	7,091,475
(3-MONTH CME TERM SOFR + 1.58%), 4.08%, 4/23/2040 (d)	112,000	98,102
Bank of Ireland Group plc (Ireland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.25%, 9/16/2026 (a) (d)	259,000	261,027
(SOFR + 1.62%), 5.60%, 3/20/2030 (a) (d)	1,935,000	1,978,221
Bank of Montreal (Canada)
5.30%, 6/5/2026	300,000	303,138
(SOFR + 1.25%), 4.64%, 9/10/2030 (d)	1,072,000	1,066,248
5.51%, 6/4/2031	550,000	568,099
Bank of Nova Scotia (The) (Canada)
2.15%, 8/1/2031	650,000	555,535
(SOFR + 1.44%), 4.74%, 11/10/2032 (d)	685,000	677,513
Banque Federative du Credit Mutuel SA (France)
4.94%, 1/26/2026 (a)	200,000	200,798
1.60%, 10/4/2026 (a)	200,000	191,144
5.79%, 7/13/2028 (a)	1,005,000	1,038,729
Barclays plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.30%), 7.39%, 11/2/2028 (d)	1,400,000	1,487,507
(SOFR + 1.56%), 4.94%, 9/10/2030 (d)	5,540,000	5,515,563
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 7.44%, 11/2/2033 (d)	1,335,000	1,498,882
BNP Paribas SA (France)
(SOFR + 1.61%), 1.90%, 9/30/2028 (a) (d)	450,000	418,432
(SOFR + 1.22%), 2.16%, 9/15/2029 (a) (d)	1,500,000	1,369,065
(SOFR + 1.52%), 5.18%, 1/9/2030 (a) (d)	9,260,000	9,369,141
(SOFR + 1.59%), 5.50%, 5/20/2030 (a) (d)	535,000	545,123
(SOFR + 1.62%), 5.79%, 1/13/2033 (a) (d)	2,470,000	2,532,909
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.54%), 7.38%, 9/10/2034 (a) (d) (e) (f) (g)	710,000	717,371
(SOFR + 1.92%), 5.91%, 11/19/2035 (a) (d)	7,600,000	7,576,409
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
BPCE SA (France)
4.75%, 7/19/2027 (a)	450,000	452,456
(SOFR + 1.98%), 6.61%, 10/19/2027 (a) (d)	1,480,000	1,521,608
5.13%, 1/18/2028 (a)	5,745,000	5,809,160
(SOFR + 2.27%), 6.71%, 10/19/2029 (a) (d)	5,680,000	5,987,905
(SOFR + 1.68%), 5.88%, 1/14/2031 (a) (d)	3,830,000	3,937,707
(SOFR + 1.31%), 2.28%, 1/20/2032 (a) (d)	1,275,000	1,078,927
(SOFR + 1.73%), 3.12%, 10/19/2032 (a) (d)	250,000	214,425
(SOFR + 2.59%), 7.00%, 10/19/2034 (a) (d)	890,000	976,159
(SOFR + 1.85%), 5.94%, 5/30/2035 (a) (d)	1,065,000	1,086,922
(SOFR + 2.04%), 6.29%, 1/14/2036 (a) (d)	2,680,000	2,797,417
CaixaBank SA (Spain)
(SOFR + 2.08%), 6.68%, 9/13/2027 (a) (d)	820,000	844,370
(EUR Swap Annual 5 Year + 6.35%), 5.88%, 10/9/2027 (d) (e) (f) (g) (h)	600,000	644,753
(SOFRINDX + 1.78%), 5.67%, 3/15/2030 (a) (d)	1,000,000	1,025,074
(EUR Swap Annual 5 Year + 3.55%), 6.25%, 2/23/2033 (d) (h)	800,000	893,718
Canadian Imperial Bank of Commerce (Canada)
5.99%, 10/3/2028	500,000	522,614
5.26%, 4/8/2029	450,000	458,825
(SOFR + 1.34%), 4.63%, 9/11/2030 (d)	965,000	958,010
Citibank NA
5.80%, 9/29/2028	500,000	520,765
4.84%, 8/6/2029	840,000	848,055
5.57%, 4/30/2034	2,500,000	2,586,491
Citigroup, Inc.
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.00%, 12/10/2025 (d) (f) (g)	1,761,000	1,728,777
(SOFR + 0.77%), 1.46%, 6/9/2027 (d)	650,000	624,415
(3-MONTH CME TERM SOFR + 1.82%), 3.89%, 1/10/2028 (d)	1,115,000	1,100,423
(3-MONTH CME TERM SOFR + 1.65%), 3.67%, 7/24/2028 (d)	1,200,000	1,171,633
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
(3-MONTH CME TERM SOFR + 1.45%), 4.08%, 4/23/2029 (d)	1,295,000	1,272,890
Series CC, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.69%), 7.13%, 8/15/2029 (d) (f) (g)	6,135,000	6,264,246
(SOFR + 1.36%), 5.17%, 2/13/2030 (d)	645,000	652,732
Series EE, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.57%), 6.75%, 2/15/2030 (d) (f) (g)	5,520,000	5,525,713
Series FF, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.73%), 6.95%, 2/15/2030 (d) (f) (g)	1,965,000	1,979,486
(3-MONTH CME TERM SOFR + 1.60%), 3.98%, 3/20/2030 (d)	500,000	483,533
(SOFR + 1.34%), 4.54%, 9/19/2030 (d)	10,543,000	10,385,914
(SOFR + 1.15%), 2.67%, 1/29/2031 (d)	1,650,000	1,487,757
(SOFR + 3.91%), 4.41%, 3/31/2031 (d)	155,000	151,094
(SOFR + 2.11%), 2.57%, 6/3/2031 (d)	620,000	552,310
(SOFR + 1.17%), 2.56%, 5/1/2032 (d)	13,540,000	11,749,962
(SOFR + 1.18%), 2.52%, 11/3/2032 (d)	1,665,000	1,426,621
(SOFR + 1.94%), 3.79%, 3/17/2033 (d)	840,000	771,675
(SOFR + 2.06%), 5.83%, 2/13/2035 (d)	9,140,000	9,182,426
(SOFR + 1.45%), 5.45%, 6/11/2035 (d)	450,000	456,643
(SOFR + 1.38%), 2.90%, 11/3/2042 (d)	55,000	39,475
Cooperatieve Rabobank UA (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 3.65%, 4/6/2028 (a) (d)	890,000	871,246
Credit Agricole SA (France)
(SOFR + 0.89%), 1.25%, 1/26/2027 (a) (d)	250,000	242,518
5.30%, 7/12/2028 (a)	990,000	1,009,487
(SOFR + 1.21%), 4.63%, 9/11/2028 (a) (d)	670,000	667,094
(SOFR + 1.86%), 6.32%, 10/3/2029 (a) (d)	3,245,000	3,399,283
(SOFR + 1.74%), 5.86%, 1/9/2036 (a) (d)	3,090,000	3,171,463
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (a) (d)	845,000	870,269
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 4.61%, 10/2/2030 (a) (d)	1,113,000	1,097,971
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	25

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
DNB Bank ASA (Norway)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.13%, 9/16/2026 (a) (d)	375,000	368,321
(SOFR + 1.05%), 4.85%, 11/5/2030 (a) (d)	2,500,000	2,507,511
HSBC Holdings plc (United Kingdom)
(SOFR + 1.57%), 5.89%, 8/14/2027 (d)	1,015,000	1,032,372
(SOFR + 2.61%), 5.21%, 8/11/2028 (d)	305,000	308,006
(SOFR + 1.73%), 2.01%, 9/22/2028 (d)	5,370,000	5,010,838
(3-MONTH CME TERM SOFR + 1.87%), 3.97%, 5/22/2030 (d)	5,750,000	5,520,773
(SOFR + 1.29%), 5.29%, 11/19/2030 (d)	11,100,000	11,205,059
(SOFR + 1.29%), 5.13%, 3/3/2031 (d)	2,040,000	2,044,249
(SOFR + 1.52%), 5.73%, 5/17/2032 (d)	1,475,000	1,518,098
(SOFR + 1.19%), 2.80%, 5/24/2032 (d)	500,000	436,395
(SOFR + 1.41%), 2.87%, 11/22/2032 (d)	250,000	217,006
(SOFR + 1.90%), 5.87%, 11/18/2035 (d)	5,550,000	5,544,102
(SOFR + 2.65%), 6.33%, 3/9/2044 (d)	230,000	248,370
Huntington Bancshares, Inc. (SOFRINDX + 1.87%), 5.71%, 2/2/2035 (d)	2,686,000	2,739,098
Intesa Sanpaolo SpA (Italy)
(EUR Swap Annual 5 Year + 7.19%), 7.75%, 1/11/2027 (d) (e) (f) (g) (h)	400,000	440,874
7.20%, 11/28/2033 (a)	8,373,000	9,343,097
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.75%), 4.95%, 6/1/2042 (a) (d)	3,450,000	2,856,658
KBC Group NV (Belgium)
(EURIBOR ICE Swap Rate 5 Year + 4.93%), 8.00%, 9/5/2028 (d) (e) (f) (g) (h)	1,200,000	1,380,194
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 4.93%, 10/16/2030 (a) (d)	1,425,000	1,424,203
KeyCorp
(SOFRINDX + 1.23%), 5.12%, 4/4/2031 (d)	3,430,000	3,447,012
(SOFRINDX + 2.06%), 4.79%, 6/1/2033 (d)	4,855,000	4,680,117
(SOFRINDX + 2.42%), 6.40%, 3/6/2035 (d)	5,157,000	5,500,739
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.46%, 1/5/2028 (d)	350,000	354,542
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 5.72%, 6/5/2030 (d)	1,380,000	1,420,874
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 4.98%, 8/11/2033 (d)	1,160,000	1,143,623
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.68%, 1/5/2035 (d)	380,000	387,621
M&T Bank Corp. (SOFR + 1.61%), 5.39%, 1/16/2036 (d)	2,250,000	2,235,171
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (d)	1,060,000	1,017,446
Series 8NC7, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.53%), 5.48%, 2/22/2031 (d)	200,000	205,890
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.78%, 7/6/2029 (d)	580,000	598,626
(3-MONTH CME TERM SOFR + 1.77%), 2.20%, 7/10/2031 (d)	450,000	393,094
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 5.75%, 7/6/2034 (d)	270,000	280,727
National Australia Bank Ltd. (Australia) 4.90%, 6/13/2028	250,000	254,116
NatWest Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 5.85%, 3/2/2027 (d)	800,000	809,747
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 3.07%, 5/22/2028 (d)	600,000	579,374
(3-MONTH SOFR + 1.91%), 5.08%, 1/27/2030 (d)	1,015,000	1,022,008
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 4.96%, 8/15/2030 (d)	11,464,000	11,474,700
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.75%), 8.13%, 11/10/2033 (d) (e) (f) (g)	605,000	644,177
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.78%, 3/1/2035 (d)	415,000	426,664
NatWest Markets plc (United Kingdom) 5.41%, 5/17/2029 (a)	2,295,000	2,353,355
Nordea Bank Abp (Finland) 5.38%, 9/22/2027 (a)	400,000	407,644
PNC Financial Services Group, Inc. (The)
2.55%, 1/22/2030	639,000	578,653
(SOFR + 0.98%), 2.31%, 4/23/2032 (d)	50,000	43,022
(SOFR + 1.26%), 4.81%, 10/21/2032 (d)	2,015,000	1,998,165
(SOFR + 1.95%), 5.94%, 8/18/2034 (d)	680,000	713,413
(SOFR + 2.28%), 6.88%, 10/20/2034 (d)	1,465,000	1,627,369
(SOFR + 1.90%), 5.68%, 1/22/2035 (d)	400,000	412,524
Royal Bank of Canada (Canada)
4.65%, 1/27/2026 (e)	245,000	244,863
(SOFRINDX + 1.08%), 4.65%, 10/18/2030 (d)	8,845,000	8,796,323
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 2.75%), 6.83%, 11/21/2026 (d)	1,340,000	1,358,742
(SOFR + 1.22%), 2.47%, 1/11/2028 (d)	4,200,000	4,015,571
(SOFRINDX + 1.55%), 4.86%, 9/11/2030 (d)	5,560,000	5,493,317
(SOFRINDX + 1.52%), 5.69%, 4/15/2031 (d)	8,690,000	8,885,799
(SOFR + 1.48%), 2.90%, 3/15/2032 (d)	2,080,000	1,831,093
Skandinaviska Enskilda Banken AB (Sweden) 5.38%, 3/5/2029 (a)	410,000	419,983
Societe Generale SA (France)
4.25%, 4/14/2025 (a)	200,000	199,824
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (a) (d)	1,700,000	1,657,040
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 6.45%, 1/12/2027 (a) (d)	200,000	202,606
5.25%, 2/19/2027 (a)	4,650,000	4,678,677
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (a) (d)	200,000	192,320
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.80%, 1/19/2028 (a) (d)	1,200,000	1,153,412
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 6.45%, 1/10/2029 (a) (d)	1,800,000	1,868,266
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.63%, 1/19/2030 (a) (d)	4,150,000	4,215,563
3.00%, 1/22/2030 (a)	550,000	501,555
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 6.10%, 4/13/2033 (a) (d)	3,860,000	3,965,367
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.46%, 1/14/2027 (a) (d)	610,000	593,432
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.69%, 5/14/2028 (a) (d)	555,000	563,786
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.45%), 7.77%, 11/16/2028 (a) (d)	1,400,000	1,499,932
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.45%), 6.30%, 1/9/2029 (a) (d)	200,000	207,596
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.20%), 7.02%, 2/8/2030 (a) (d)	3,548,000	3,798,915
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.45%), 5.91%, 5/14/2035 (a) (d)	1,615,000	1,661,561
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.52%, 1/13/2028	255,000	261,691
5.72%, 9/14/2028	680,000	704,023
5.42%, 7/9/2031	950,000	976,348
5.77%, 1/13/2033	200,000	209,664
Sumitomo Mitsui Trust Bank Ltd. (Japan) 4.95%, 9/15/2027 (a)	200,000	202,017
Svenska Handelsbanken AB (Sweden) 5.50%, 6/15/2028 (a)	970,000	995,546
Swedbank AB (Sweden) 5.34%, 9/20/2027 (a)	200,000	203,171
TC Ziraat Bankasi A/S (Turkey) 7.25%, 2/4/2030 (a)	627,000	626,749
Toronto-Dominion Bank (The) (Canada)
5.52%, 7/17/2028	100,000	102,786
4.99%, 4/5/2029	1,010,000	1,020,707
2.00%, 9/10/2031	385,000	328,240
4.46%, 6/8/2032	120,000	116,040
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	27

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Truist Financial Corp.
(SOFR + 2.05%), 6.05%, 6/8/2027 (d)	2,300,000	2,340,085
(SOFR + 1.85%), 5.12%, 1/26/2034 (d)	2,090,000	2,068,464
(SOFR + 2.36%), 5.87%, 6/8/2034 (d)	588,000	610,637
(SOFR + 1.92%), 5.71%, 1/24/2035 (d)	1,508,000	1,550,931
UniCredit SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (a) (d)	200,000	193,088
US Bancorp
(SOFR + 0.73%), 2.22%, 1/27/2028 (d)	800,000	765,450
(SOFR + 1.56%), 5.38%, 1/23/2030 (d)	370,000	377,674
(SOFR + 1.25%), 5.10%, 7/23/2030 (d)	1,145,000	1,157,564
(SOFR + 1.86%), 5.68%, 1/23/2035 (d)	250,000	256,933
Wells Fargo & Co.
(SOFR + 1.32%), 3.91%, 4/25/2026 (d)	600,000	599,256
3.00%, 10/23/2026	360,000	351,598
(SOFR + 1.07%), 5.71%, 4/22/2028 (d)	2,110,000	2,152,858
(3-MONTH CME TERM SOFR + 1.57%), 3.58%, 5/22/2028 (d)	1,481,000	1,445,783
(SOFR + 1.98%), 4.81%, 7/25/2028 (d)	320,000	320,648
(SOFR + 1.74%), 5.57%, 7/25/2029 (d)	860,000	881,812
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 6.85%, 9/15/2029 (d) (f) (g)	4,810,000	4,967,863
(SOFR + 1.79%), 6.30%, 10/23/2029 (d)	6,840,000	7,193,803
(SOFR + 1.11%), 5.24%, 1/24/2031 (d)	9,860,000	10,021,510
(SOFR + 1.50%), 3.35%, 3/2/2033 (d)	2,340,000	2,102,070
(SOFR + 2.02%), 5.39%, 4/24/2034 (d)	1,740,000	1,760,491
(SOFR + 1.99%), 5.56%, 7/25/2034 (d)	6,110,000	6,233,594
(SOFR + 2.06%), 6.49%, 10/23/2034 (d)	1,820,000	1,972,687
(SOFR + 1.38%), 5.21%, 12/3/2035 (d)	7,685,000	7,664,588
Westpac Banking Corp. (Australia) 1.95%, 11/20/2028	30,000	27,539
Westpac New Zealand Ltd. (New Zealand) 5.20%, 2/28/2029 (a)	540,000	552,506
		437,108,205
Beverages — 0.1%
Anheuser-Busch Cos. LLC (Belgium) 4.70%, 2/1/2036	540,000	523,868
Constellation Brands, Inc. 4.65%, 11/15/2028	345,000	344,409
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Beverages — continued
Keurig Dr Pepper, Inc. Series 10, 5.20%, 3/15/2031	690,000	702,536
Molson Coors Beverage Co. 4.20%, 7/15/2046	190,000	156,807
PepsiCo, Inc.
3.60%, 8/13/2042	1,640,000	1,330,919
2.75%, 10/21/2051	415,000	267,648
		3,326,187
Biotechnology — 0.6%
AbbVie, Inc.
5.05%, 3/15/2034	1,620,000	1,637,251
4.05%, 11/21/2039	9,507,000	8,418,429
4.25%, 11/21/2049	1,647,000	1,399,943
5.60%, 3/15/2055	1,900,000	1,969,386
5.50%, 3/15/2064	720,000	722,461
Amgen, Inc.
5.25%, 3/2/2030	175,000	178,966
3.15%, 2/21/2040	977,000	756,873
4.66%, 6/15/2051	960,000	839,585
4.88%, 3/1/2053	5,940,000	5,317,867
5.75%, 3/2/2063	2,210,000	2,213,181
Biogen, Inc. 2.25%, 5/1/2030	3,960,000	3,492,594
CSL Finance plc (Australia) 5.11%, 4/3/2034 (a)	1,370,000	1,379,207
Gilead Sciences, Inc.
1.65%, 10/1/2030	518,000	441,859
5.25%, 10/15/2033	2,580,000	2,641,296
4.60%, 9/1/2035	1,000,000	970,202
2.60%, 10/1/2040	975,000	705,475
4.15%, 3/1/2047	330,000	275,813
2.80%, 10/1/2050	220,000	141,504
5.50%, 11/15/2054	1,555,000	1,576,730
		35,078,622
Broadline Retail — 0.0% ^
Amazon.com, Inc.
3.88%, 8/22/2037	600,000	543,172
3.95%, 4/13/2052	155,000	126,570
Nordstrom, Inc. 4.38%, 4/1/2030	335,000	307,407
Shutterfly Finance LLC 8.50% (Blend (Cash 4.25% + PIK 4.25%)), 10/1/2027 (a) (c)	12,449	11,009
Wayfair LLC 7.25%, 10/31/2029 (a)	1,315,000	1,335,534
		2,323,692
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Building Products — 0.3%
Builders FirstSource, Inc.
4.25%, 2/1/2032 (a)	2,845,000	2,574,322
6.38%, 3/1/2034 (a)	250,000	253,039
EMRLD Borrower LP 6.63%, 12/15/2030 (a)	2,410,000	2,438,129
Griffon Corp. 5.75%, 3/1/2028	1,805,000	1,788,542
Masterbrand, Inc. 7.00%, 7/15/2032 (a)	1,110,000	1,129,835
Miter Brands Acquisition Holdco, Inc. 6.75%, 4/1/2032 (a)	915,000	932,467
Quikrete Holdings, Inc. 6.38%, 3/1/2032 (a)	1,231,000	1,248,862
Smyrna Ready Mix Concrete LLC 8.88%, 11/15/2031 (a)	1,420,000	1,524,969
Standard Building Solutions, Inc. 6.50%, 8/15/2032 (a)	465,000	470,937
Standard Industries, Inc.
5.00%, 2/15/2027 (a)	20,000	19,812
4.75%, 1/15/2028 (a)	550,000	537,700
4.38%, 7/15/2030 (a)	2,370,000	2,214,222
		15,132,836
Capital Markets — 2.4%
Bank of New York Mellon Corp. (The)
(SOFR + 1.60%), 6.32%, 10/25/2029 (d)	400,000	423,497
(SOFR + 1.42%), 4.29%, 6/13/2033 (d)	180,000	172,494
(SOFR + 1.85%), 6.47%, 10/25/2034 (d)	1,760,000	1,938,059
Credit Suisse USA LLC (Switzerland) 7.13%, 7/15/2032	53,000	59,813
Deutsche Bank AG (Germany)
(SOFR + 2.52%), 7.15%, 7/13/2027 (d)	315,000	324,750
(SOFR + 1.32%), 2.55%, 1/7/2028 (d)	1,300,000	1,250,070
(SOFR + 1.59%), 5.71%, 2/8/2028 (d)	167,000	169,553
(SOFR + 1.21%), 5.37%, 1/10/2029 (d)	4,550,000	4,591,682
(SOFR + 3.18%), 6.72%, 1/18/2029 (d)	195,000	204,135
5.41%, 5/10/2029	325,000	333,091
(SOFR + 2.51%), 6.82%, 11/20/2029 (d)	825,000	876,742
(SOFR + 1.70%), 5.00%, 9/11/2030 (d)	3,715,000	3,697,731
Goldman Sachs Group, Inc. (The)
(SOFR + 1.08%), 5.80%, 8/10/2026 (d)	800,000	803,775
3.50%, 11/16/2026	726,000	714,332
(SOFR + 0.80%), 1.43%, 3/9/2027 (d)	1,835,000	1,777,233
(SOFR + 1.51%), 4.39%, 6/15/2027 (d)	117,000	116,802
(SOFR + 1.11%), 2.64%, 2/24/2028 (d)	150,000	144,344
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Capital Markets — continued
(3-MONTH CME TERM SOFR + 1.77%), 3.69%, 6/5/2028 (d)	1,620,000	1,585,527
(3-MONTH CME TERM SOFR + 1.42%), 3.81%, 4/23/2029 (d)	2,205,000	2,149,316
(3-MONTH CME TERM SOFR + 1.56%), 4.22%, 5/1/2029 (d)	1,500,000	1,479,023
(SOFR + 1.77%), 6.48%, 10/24/2029 (d)	4,915,000	5,196,018
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.85%, 2/10/2030 (d) (f) (g)	10,940,000	11,162,563
(SOFR + 1.27%), 5.73%, 4/25/2030 (d)	2,045,000	2,109,823
(SOFR + 1.21%), 5.05%, 7/23/2030 (d)	290,000	292,009
(SOFR + 1.14%), 4.69%, 10/23/2030 (d)	1,620,000	1,607,728
(SOFR + 1.08%), 5.21%, 1/28/2031 (d)	6,660,000	6,741,534
(SOFR + 1.28%), 2.62%, 4/22/2032 (d)	4,335,000	3,786,163
(SOFR + 1.41%), 3.10%, 2/24/2033 (d)	510,000	449,946
(SOFR + 1.55%), 5.33%, 7/23/2035 (d)	4,040,000	4,042,261
(SOFR + 1.42%), 5.02%, 10/23/2035 (d)	16,555,000	16,189,006
(SOFR + 1.38%), 5.54%, 1/28/2036 (d)	2,640,000	2,686,550
(SOFR + 1.51%), 3.21%, 4/22/2042 (d)	160,000	120,818
(SOFR + 1.63%), 3.44%, 2/24/2043 (d)	18,000	13,927
Macquarie Group Ltd. (Australia) (3-MONTH SOFR + 1.75%), 5.03%, 1/15/2030 (a) (d)	200,000	201,352
Morgan Stanley
(SOFR + 1.00%), 2.48%, 1/21/2028 (d)	914,000	878,847
3.59%, 7/22/2028 (i)	330,000	320,990
(SOFR + 1.73%), 5.12%, 2/1/2029 (d)	260,000	263,355
(SOFR + 1.63%), 5.45%, 7/20/2029 (d)	2,440,000	2,496,878
(SOFR + 1.83%), 6.41%, 11/1/2029 (d)	300,000	316,532
(SOFR + 1.45%), 5.17%, 1/16/2030 (d)	2,070,000	2,098,021
(3-MONTH CME TERM SOFR + 1.89%), 4.43%, 1/23/2030 (d)	1,573,000	1,552,646
(SOFR + 1.22%), 5.04%, 7/19/2030 (d)	3,510,000	3,538,065
(SOFR + 1.10%), 4.65%, 10/18/2030 (d)	8,400,000	8,320,731
(SOFR + 1.11%), 5.23%, 1/15/2031 (d)	5,380,000	5,462,964
(SOFR + 1.03%), 1.79%, 2/13/2032 (d)	3,200,000	2,680,588
(SOFR + 1.29%), 2.94%, 1/21/2033 (d)	1,265,000	1,110,094
(SOFR + 1.88%), 5.42%, 7/21/2034 (d)	2,130,000	2,167,042
(SOFR + 1.58%), 5.83%, 4/19/2035 (d)	2,720,000	2,834,590
(SOFR + 1.56%), 5.32%, 7/19/2035 (d)	3,910,000	3,925,114
(SOFR + 1.42%), 5.59%, 1/18/2036 (d)	1,580,000	1,619,361
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	29

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
(SOFR + 1.36%), 2.48%, 9/16/2036 (d)	420,000	349,334
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.80%), 5.94%, 2/7/2039 (d)	2,000,000	2,039,285
(SOFR + 1.49%), 3.22%, 4/22/2042 (d)	285,000	217,054
S&P Global, Inc.
2.70%, 3/1/2029	456,000	426,412
3.25%, 12/1/2049	563,000	401,867
State Street Corp. Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 6.70%, 3/15/2029 (d) (e) (f) (g)	814,000	832,283
UBS Group AG (Switzerland)
(SOFRINDX + 0.98%), 1.31%, 2/2/2027 (a) (d)	250,000	242,474
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 4.75%, 5/12/2028 (a) (d)	200,000	200,004
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 9.25%, 11/13/2028 (a) (d) (e) (f) (g)	260,000	284,545
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.52%), 5.43%, 2/8/2030 (a) (d)	483,000	492,446
(3-MONTH SOFR + 1.47%), 3.13%, 8/13/2030 (a) (d)	2,350,000	2,185,288
(USD SOFR ICE Swap Rate 1 Year + 1.34%), 5.62%, 9/13/2030 (a) (d)	10,025,000	10,316,397
(SOFR + 3.92%), 6.54%, 8/12/2033 (a) (d)	1,038,000	1,119,593
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.76%), 9.25%, 11/13/2033 (a) (d) (e) (f) (g)	265,000	306,719
(SOFR + 5.02%), 9.02%, 11/15/2033 (a) (d)	550,000	678,635
		137,089,821
Chemicals — 0.3%
Avient Corp.
7.13%, 8/1/2030 (a)	650,000	669,786
6.25%, 11/1/2031 (a)	440,000	441,242
Axalta Coating Systems LLC
4.75%, 6/15/2027 (a)	300,000	296,483
3.38%, 2/15/2029 (a)	800,000	738,607
Braskem Idesa SAPI (Mexico) 6.99%, 2/20/2032 (a)	500,000	386,365
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Chemicals — continued
Celanese US Holdings LLC 6.63%, 7/15/2032 (j)	300,000	312,954
Chemours Co. (The)
5.75%, 11/15/2028 (a)	1,655,000	1,570,089
4.63%, 11/15/2029 (a)	195,000	173,257
CVR Partners LP 6.13%, 6/15/2028 (a)	335,000	328,995
EIDP, Inc. 4.80%, 5/15/2033	320,000	316,025
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	625,000	594,173
INEOS Finance plc (Luxembourg) 6.75%, 5/15/2028 (a)	800,000	808,254
LYB International Finance III LLC 3.38%, 10/1/2040	390,000	294,347
NOVA Chemicals Corp. (Canada)
8.50%, 11/15/2028 (a)	545,000	578,077
9.00%, 2/15/2030 (a)	2,105,000	2,273,486
Nutrien Ltd. (Canada)
4.90%, 3/27/2028	186,000	187,763
2.95%, 5/13/2030	80,000	73,219
3.95%, 5/13/2050	190,000	146,922
OCP SA (Morocco) 7.50%, 5/2/2054 (a)	1,658,000	1,705,668
Scotts Miracle-Gro Co. (The)
4.50%, 10/15/2029	1,375,000	1,294,251
4.38%, 2/1/2032	920,000	823,174
Sherwin-Williams Co. (The)
4.80%, 9/1/2031	1,390,000	1,390,526
4.50%, 6/1/2047	15,000	13,020
WR Grace Holdings LLC 4.88%, 6/15/2027 (a)	1,160,000	1,130,755
		16,547,438
Commercial Services & Supplies — 0.2%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	1,697,000	1,563,717
ADT Security Corp. (The)
4.13%, 8/1/2029 (a)	540,000	509,883
4.88%, 7/15/2032 (a)	1,035,000	976,221
Allied Universal Holdco LLC 4.63%, 6/1/2028 (a)	450,000	428,954
Brink's Co. (The) 6.75%, 6/15/2032 (a)	1,000,000	1,024,463
Garda World Security Corp. (Canada) 4.63%, 2/15/2027 (a)	1,010,000	986,609
GFL Environmental, Inc.
5.13%, 12/15/2026 (a)	55,000	54,967
4.00%, 8/1/2028 (a)	735,000	697,236
4.75%, 6/15/2029 (a)	1,125,000	1,081,426
6.75%, 1/15/2031 (a)	230,000	238,519
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Commercial Services & Supplies — continued
Interface, Inc. 5.50%, 12/1/2028 (a)	160,000	157,030
Madison IAQ LLC 4.13%, 6/30/2028 (a)	730,000	697,532
Prime Security Services Borrower LLC 6.25%, 1/15/2028 (a)	1,455,000	1,457,469
Republic Services, Inc. 2.38%, 3/15/2033	200,000	166,170
Williams Scotsman, Inc. 7.38%, 10/1/2031 (a)	1,330,000	1,385,512
Wrangler Holdco Corp. (Canada) 6.63%, 4/1/2032 (a)	645,000	660,432
		12,086,140
Communications Equipment — 0.0% ^
Ciena Corp. 4.00%, 1/31/2030 (a)	255,000	236,879
Construction & Engineering — 0.1%
Bioceanico Sovereign Certificate Ltd. (Paraguay) Zero Coupon, 6/5/2034 (a)	791,788	611,791
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	1,010,000	957,540
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	2,113,000	2,058,927
Quanta Services, Inc. 5.25%, 8/9/2034	4,080,000	4,049,246
		7,677,504
Construction Materials — 0.0% ^
Knife River Corp. 7.75%, 5/1/2031 (a)	1,225,000	1,284,081
Consumer Finance — 0.6%
AerCap Ireland Capital DAC (Ireland)
2.45%, 10/29/2026	1,260,000	1,214,997
3.00%, 10/29/2028	1,350,000	1,267,926
3.30%, 1/30/2032	1,600,000	1,422,144
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.72%), 6.95%, 3/10/2055 (d)	760,000	783,235
Ally Financial, Inc. 6.70%, 2/14/2033	755,000	780,151
American Express Co.
1.65%, 11/4/2026	480,000	458,678
5.85%, 11/5/2027	270,000	279,636
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2026 (a)	60,000	60,230
2.13%, 2/21/2026 (a)	215,000	209,206
2.53%, 11/18/2027 (a)	2,735,000	2,557,799
6.38%, 5/4/2028 (a)	975,000	1,010,411
5.75%, 3/1/2029 (a)	1,680,000	1,714,915
5.75%, 11/15/2029 (a)	9,701,000	9,889,588
5.15%, 1/15/2030 (a)	3,938,000	3,903,739
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Consumer Finance — continued
Capital One Financial Corp. (SOFR + 1.27%), 2.62%, 11/2/2032 (d)	100,000	85,460
Ford Motor Credit Co. LLC
4.39%, 1/8/2026	890,000	884,027
4.13%, 8/17/2027	1,350,000	1,303,846
6.80%, 5/12/2028	1,090,000	1,125,722
7.20%, 6/10/2030	550,000	578,586
4.00%, 11/13/2030	250,000	227,594
General Motors Financial Co., Inc.
5.95%, 4/4/2034	570,000	576,735
5.90%, 1/7/2035	1,545,000	1,557,854
Macquarie Airfinance Holdings Ltd. (United Kingdom) 5.15%, 3/17/2030 (a)	510,000	505,724
OneMain Finance Corp.
7.13%, 3/15/2026	664,000	677,164
3.88%, 9/15/2028	1,630,000	1,528,141
6.63%, 5/15/2029	1,340,000	1,365,855
5.38%, 11/15/2029	610,000	596,041
Volkswagen International Finance NV (Germany) (EUR Swap Annual 10 Year + 3.37%), 3.88%, 6/14/2027 (d) (f) (g) (h)	500,000	513,488
		37,078,892
Consumer Staples Distribution & Retail — 0.1%
Albertsons Cos., Inc.
4.63%, 1/15/2027 (a)	975,000	960,480
5.88%, 2/15/2028 (a)	3,310,000	3,309,473
3.50%, 3/15/2029 (a)	965,000	892,027
4.88%, 2/15/2030 (a)	20,000	19,306
Kroger Co. (The) 5.50%, 9/15/2054	150,000	145,731
Performance Food Group, Inc.
5.50%, 10/15/2027 (a)	901,000	896,968
6.13%, 9/15/2032 (a)	638,000	641,221
Rite Aid Corp.
8.00%, 10/18/2024 ‡	28,033	—
8.00%, 11/15/2026 ‡ (b)	97,000	—
(3-MONTH CME TERM SOFR + 7.00%), 11.47% (PIK), 8/30/2031 ‡ (a) (c) (d)	9,905	3,866
Series A, 15.00% (PIK), 8/30/2031 ‡ (c)	29,069	5,857
Series B, 15.00% (PIK), 8/30/2031 ‡ (c)	13,318	—
Sysco Corp. 2.40%, 2/15/2030	250,000	224,917
Target Corp. 4.80%, 1/15/2053	550,000	506,614
		7,606,460
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	31

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Containers & Packaging — 0.3%
Ardagh Packaging Finance plc 4.13%, 8/15/2026 (a)	1,275,000	1,153,875
Ball Corp.
6.00%, 6/15/2029	435,000	442,297
3.13%, 9/15/2031	480,000	417,017
Berry Global, Inc. 5.80%, 6/15/2031	7,430,000	7,712,951
Graphic Packaging International LLC
4.75%, 7/15/2027 (a)	108,000	106,087
6.38%, 7/15/2032 (a)	920,000	933,334
Mauser Packaging Solutions Holding Co. 7.88%, 4/15/2027 (a)	1,105,000	1,121,757
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	920,000	919,103
Packaging Corp. of America
4.05%, 12/15/2049	285,000	224,077
3.05%, 10/1/2051	85,000	55,851
Sealed Air Corp.
4.00%, 12/1/2027 (a)	570,000	550,850
6.13%, 2/1/2028 (a)	205,000	206,870
5.00%, 4/15/2029 (a)	490,000	477,765
TriMas Corp. 4.13%, 4/15/2029 (a)	637,000	596,309
		14,918,143
Distributors — 0.1%
American Builders & Contractors Supply Co., Inc.
4.00%, 1/15/2028 (a)	800,000	763,645
3.88%, 11/15/2029 (a)	155,000	142,625
Resideo Funding, Inc. 6.50%, 7/15/2032 (a)	915,000	922,881
Ritchie Bros Holdings, Inc. (Canada) 7.75%, 3/15/2031 (a)	938,000	987,102
		2,816,253
Diversified Consumer Services — 0.0% ^
Service Corp. International
5.13%, 6/1/2029	770,000	756,847
4.00%, 5/15/2031	735,000	668,329
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	737,000	762,434
		2,187,610
Diversified REITs — 0.0% ^
Simon Property Group LP
2.45%, 9/13/2029	500,000	457,238
3.25%, 9/13/2049	31,000	21,664
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Diversified REITs — continued
WP Carey, Inc.
2.40%, 2/1/2031	700,000	607,367
2.25%, 4/1/2033	145,000	117,016
		1,203,285
Diversified Telecommunication Services — 0.7%
AT&T, Inc.
1.65%, 2/1/2028	450,000	414,869
2.55%, 12/1/2033	300,000	246,963
3.50%, 6/1/2041	260,000	204,315
3.65%, 6/1/2051	1,015,000	738,324
3.50%, 9/15/2053	1,990,000	1,385,949
3.55%, 9/15/2055	15,540,000	10,776,000
CCO Holdings LLC
5.38%, 6/1/2029 (a)	1,455,000	1,414,911
4.75%, 3/1/2030 (a)	6,894,000	6,423,599
4.50%, 8/15/2030 (a)	4,154,000	3,801,155
4.25%, 2/1/2031 (a)	3,450,000	3,095,172
4.75%, 2/1/2032 (a)	1,025,000	920,947
4.50%, 6/1/2033 (a)	135,000	116,705
Embarq LLC 8.00%, 6/1/2036	13,000	6,343
Fibercop SpA (Italy) 7.72%, 6/4/2038 (a)	1,000,000	1,031,416
Frontier Communications Holdings LLC 5.88%, 10/15/2027 (a)	235,000	234,907
Intelsat Jackson Holdings SA (Luxembourg) 6.50%, 3/15/2030 (a)	2,509,000	2,337,309
Level 3 Financing, Inc. 11.00%, 11/15/2029 (a)	385,000	436,872
Lumen Technologies, Inc.
4.13%, 4/15/2029 (a)	423,184	385,127
4.13%, 4/15/2030 (a)	495,548	444,021
Sprint Capital Corp. 6.88%, 11/15/2028	258,000	275,959
Verizon Communications, Inc.
4.02%, 12/3/2029	684,000	665,919
2.36%, 3/15/2032	4,250,000	3,601,610
4.78%, 2/15/2035 (a)	75,000	73,235
3.40%, 3/22/2041	1,215,000	951,005
2.88%, 11/20/2050	75,000	48,108
3.70%, 3/22/2061	30,000	21,304
Virgin Media Secured Finance plc (United Kingdom) 5.50%, 5/15/2029 (a)	580,000	555,112
		40,607,156
Electric Utilities — 2.4%
Alabama Power Co.
3.05%, 3/15/2032	200,000	178,993
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
5.85%, 11/15/2033	275,000	290,294
Alliant Energy Finance LLC 5.40%, 6/6/2027 (a)	330,000	333,223
Baltimore Gas and Electric Co.
3.20%, 9/15/2049	295,000	200,960
2.90%, 6/15/2050	550,000	354,631
5.40%, 6/1/2053	305,000	297,334
5.65%, 6/1/2054	520,000	520,809
Comision Federal de Electricidad (Mexico)
6.45%, 1/24/2035 (a)	1,464,000	1,402,073
6.26%, 2/15/2052 (h)	600,000	506,100
Commonwealth Edison Co. 5.30%, 2/1/2053	450,000	435,671
Connecticut Light and Power Co. (The) 4.00%, 4/1/2048	46,000	36,880
Consumers 2023 Securitization Funding LLC Series A2, 5.21%, 9/1/2030	771,000	788,881
DTE Electric Co.
5.20%, 3/1/2034	500,000	507,676
Series B, 3.25%, 4/1/2051	2,000,000	1,415,565
Series B, 3.65%, 3/1/2052	50,000	37,900
5.40%, 4/1/2053	40,000	40,109
DTE Electric Securitization Funding II LLC Series A-2, 6.09%, 9/1/2037	400,000	434,563
Duke Energy Carolinas LLC 3.20%, 8/15/2049	634,000	437,866
Duke Energy Corp. 5.80%, 6/15/2054	550,000	550,669
Duke Energy Florida LLC
5.88%, 11/15/2033	230,000	243,786
6.20%, 11/15/2053	1,740,000	1,878,757
Duke Energy Indiana LLC
Series YYY, 3.25%, 10/1/2049	125,000	86,530
2.75%, 4/1/2050	395,000	250,114
5.40%, 4/1/2053	770,000	748,494
Duke Energy Ohio, Inc. 5.25%, 4/1/2033	624,000	635,832
Duquesne Light Holdings, Inc. 2.53%, 10/1/2030 (a)	148,000	130,451
Edison International
5.25%, 11/15/2028	100,000	97,570
5.45%, 6/15/2029	535,000	523,413
6.95%, 11/15/2029	245,000	252,811
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.86%), 8.13%, 6/15/2053 (d)	3,026,000	2,981,293
Electricite de France SA (France) 6.90%, 5/23/2053 (a)	640,000	706,004
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Electric Utilities — continued
Emera US Finance LP (Canada)
2.64%, 6/15/2031	1,570,000	1,363,445
4.75%, 6/15/2046	2,329,000	1,991,082
Enel Finance International NV (Italy)
5.13%, 6/26/2029 (a)	1,085,000	1,094,760
5.50%, 6/26/2034 (a)	3,260,000	3,296,458
Entergy Arkansas LLC
4.00%, 6/1/2028	13,000	12,800
2.65%, 6/15/2051	274,000	167,664
5.75%, 6/1/2054	150,000	153,600
Entergy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.67%), 7.13%, 12/1/2054 (d)	3,120,000	3,187,517
Entergy Louisiana LLC
2.40%, 10/1/2026	69,000	66,895
1.60%, 12/15/2030	500,000	421,078
2.90%, 3/15/2051	823,000	525,603
5.70%, 3/15/2054	1,230,000	1,248,245
Entergy Mississippi LLC
5.00%, 9/1/2033	535,000	536,037
3.50%, 6/1/2051	20,000	14,337
5.85%, 6/1/2054	3,215,000	3,323,536
Entergy Texas Restoration Funding LLC Series A-2, 3.70%, 12/15/2035	215,000	200,631
Entergy Texas, Inc.
1.75%, 3/15/2031	535,000	453,217
5.55%, 9/15/2054	4,039,000	4,004,132
Evergy Kansas Central, Inc. 4.13%, 3/1/2042	240,000	204,225
Eversource Energy
4.60%, 7/1/2027	31,000	30,960
5.45%, 3/1/2028	100,000	102,046
3.38%, 3/1/2032	365,000	325,755
Exelon Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.98%), 6.50%, 3/15/2055 (d)	540,000	541,040
Fells Point Funding Trust 3.05%, 1/31/2027 (a)	1,570,000	1,518,515
FirstEnergy Corp. Series B, 3.90%, 7/15/2027 (j)	2,330,000	2,283,458
FirstEnergy Transmission LLC
2.87%, 9/15/2028 (a)	965,000	905,524
4.55%, 4/1/2049 (a)	350,000	303,933
Florida Power & Light Co.
3.70%, 12/1/2047	60,000	46,782
5.30%, 4/1/2053	390,000	382,499
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	33

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
5.70%, 3/15/2055	2,350,000	2,434,750
Georgia Power Co. 5.25%, 3/15/2034	500,000	505,996
Interstate Power and Light Co. 4.95%, 9/30/2034	165,000	162,235
ITC Holdings Corp.
4.95%, 9/22/2027 (a)	432,000	434,442
2.95%, 5/14/2030 (a)	405,000	369,183
5.40%, 6/1/2033 (a)	300,000	302,738
5.65%, 5/9/2034 (a)	7,615,000	7,808,060
Kentucky Utilities Co. 5.13%, 11/1/2040	404,000	392,736
MidAmerican Energy Co.
3.65%, 4/15/2029	46,000	44,443
5.85%, 9/15/2054	110,000	114,926
Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/2028 (a)	430,000	423,206
Mississippi Power Co. Series 12-A, 4.25%, 3/15/2042	240,000	206,462
Monongahela Power Co. 5.85%, 2/15/2034 (a)	210,000	218,251
Nevada Power Co. 6.00%, 3/15/2054	600,000	631,540
NextEra Energy Capital Holdings, Inc.
5.75%, 9/1/2025	430,000	432,013
5.00%, 7/15/2032	60,000	60,016
5.25%, 2/28/2053	80,000	74,824
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.75%, 6/15/2054 (d)	620,000	635,496
5.90%, 3/15/2055	3,780,000	3,854,603
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 6.38%, 8/15/2055 (d)	1,110,000	1,113,765
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.98%), 6.50%, 8/15/2055 (d)	3,835,000	3,883,763
Northern States Power Co. 2.60%, 6/1/2051	368,000	224,916
NRG Energy, Inc.
2.45%, 12/2/2027 (a)	60,000	56,221
3.38%, 2/15/2029 (a)	790,000	726,403
5.25%, 6/15/2029 (a)	2,120,000	2,077,599
6.00%, 2/1/2033 (a)	1,485,000	1,468,143
6.25%, 11/1/2034 (a)	855,000	857,970
OGE Energy Corp. 5.45%, 5/15/2029	330,000	338,620
Ohio Power Co. Series R, 2.90%, 10/1/2051	225,000	140,851
Oklahoma Gas and Electric Co. 5.40%, 1/15/2033	100,000	102,886
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Electric Utilities — continued
Oncor Electric Delivery Co. LLC
3.10%, 9/15/2049	290,000	194,902
4.95%, 9/15/2052	400,000	364,520
Pacific Gas and Electric Co.
2.95%, 3/1/2026	110,000	108,023
4.65%, 8/1/2028	2,200,000	2,167,063
6.10%, 1/15/2029	605,000	623,868
4.55%, 7/1/2030	7,124,000	6,891,925
6.40%, 6/15/2033	860,000	908,136
4.20%, 6/1/2041	30,000	24,394
3.75%, 8/15/2042 (j)	3,165,000	2,418,572
6.75%, 1/15/2053	1,770,000	1,905,685
5.90%, 10/1/2054	2,000,000	1,955,595
Palomino Funding Trust I 7.23%, 5/17/2028 (a)	2,100,000	2,217,754
PG&E Corp.
5.00%, 7/1/2028	866,000	843,621
5.25%, 7/1/2030	695,000	667,137
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.88%), 7.38%, 3/15/2055 (d)	5,270,000	5,208,418
PG&E Recovery Funding LLC
Series A-2, 5.23%, 6/1/2042	965,000	978,617
Series A-3, 5.54%, 7/15/2047	185,000	186,915
Series A-3, 5.53%, 6/1/2049	1,145,000	1,160,779
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	25,000	23,661
Series A-4, 5.21%, 12/1/2047	40,000	39,006
Series A-5, 5.10%, 6/1/2052	70,000	67,268
PPL Capital Funding, Inc. 5.25%, 9/1/2034	195,000	194,799
PPL Electric Utilities Corp.
6.25%, 5/15/2039	382,000	425,308
5.25%, 5/15/2053	70,000	68,991
Public Service Co. of Oklahoma
5.25%, 1/15/2033	155,000	155,706
Series G, 6.63%, 11/15/2037	725,000	783,024
Series K, 3.15%, 8/15/2051	150,000	99,171
Public Service Electric and Gas Co. 4.65%, 3/15/2033	520,000	515,324
RWE Finance US LLC (Germany) 5.88%, 4/16/2034 (a)	660,000	675,373
SCE Recovery Funding LLC Series A-1, 4.70%, 6/15/2040	46,127	44,714
Sigeco Securitization I LLC
Series A1, 5.03%, 11/15/2036	48,837	48,902
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
Series A2, 5.17%, 5/15/2041	49,000	48,864
Southern California Edison Co.
5.30%, 3/1/2028	719,000	725,584
5.65%, 10/1/2028	600,000	612,408
Series G, 2.50%, 6/1/2031	775,000	664,349
5.45%, 6/1/2031	530,000	537,288
5.95%, 11/1/2032	2,000,000	2,056,162
5.20%, 6/1/2034	538,000	527,510
Series C, 4.13%, 3/1/2048	238,000	182,838
Series 20A, 2.95%, 2/1/2051	430,000	268,645
5.88%, 12/1/2053	3,376,000	3,308,567
5.75%, 4/15/2054	390,000	374,936
5.90%, 3/1/2055	640,000	634,847
Southern Co. (The)
5.50%, 3/15/2029	390,000	401,841
5.20%, 6/15/2033	109,000	109,557
Southwestern Electric Power Co.
5.30%, 4/1/2033	130,000	130,766
3.25%, 11/1/2051	210,000	139,609
Southwestern Public Service Co. 4.50%, 8/15/2041	74,000	65,147
Tierra Mojada Luxembourg II SARL (Mexico) 5.75%, 12/1/2040 (a)	260,181	243,298
Tucson Electric Power Co.
1.50%, 8/1/2030	448,000	379,148
4.85%, 12/1/2048	232,000	207,295
5.50%, 4/15/2053	115,000	113,523
Union Electric Co.
5.20%, 4/1/2034	400,000	405,066
5.45%, 3/15/2053	555,000	546,318
5.25%, 1/15/2054	1,450,000	1,396,118
5.13%, 3/15/2055	1,365,000	1,286,951
Virginia Electric and Power Co. 5.70%, 8/15/2053	730,000	732,826
Vistra Operations Co. LLC
5.05%, 12/30/2026 (a)	3,115,000	3,125,532
5.63%, 2/15/2027 (a)	1,715,000	1,715,274
5.00%, 7/31/2027 (a)	420,000	414,929
4.38%, 5/1/2029 (a)	275,000	262,488
4.30%, 7/15/2029 (a)	3,000,000	2,911,547
7.75%, 10/15/2031 (a)	2,390,000	2,523,481
6.00%, 4/15/2034 (a)	4,405,000	4,512,537
Wisconsin Public Service Corp. 4.75%, 11/1/2044	69,000	62,906
		139,703,409
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Electrical Equipment — 0.0% ^
Eaton Corp. 4.15%, 3/15/2033	400,000	382,928
EnerSys
4.38%, 12/15/2027 (a)	630,000	611,512
6.63%, 1/15/2032 (a)	500,000	514,659
Sensata Technologies BV
4.00%, 4/15/2029 (a)	700,000	650,861
5.88%, 9/1/2030 (a)	200,000	197,353
		2,357,313
Electronic Equipment, Instruments & Components — 0.1%
Coherent Corp. 5.00%, 12/15/2029 (a)	1,625,000	1,567,927
Corning, Inc. 3.90%, 11/15/2049	75,000	58,019
Insight Enterprises, Inc. 6.63%, 5/15/2032 (a)	1,245,000	1,267,160
Sensata Technologies, Inc.
4.38%, 2/15/2030 (a)	255,000	237,653
6.63%, 7/15/2032 (a)	420,000	427,118
		3,557,877
Energy Equipment & Services — 0.1%
Archrock Partners LP
6.88%, 4/1/2027 (a)	173,000	172,924
6.25%, 4/1/2028 (a)	600,000	601,924
6.63%, 9/1/2032 (a)	380,000	384,669
Baker Hughes Holdings LLC
2.06%, 12/15/2026	400,000	384,187
4.08%, 12/15/2047	350,000	286,052
Diamond Foreign Asset Co. 8.50%, 10/1/2030 (a)	740,000	767,410
Guara Norte SARL (Brazil) 5.20%, 6/15/2034 (a)	479,190	452,355
Nabors Industries, Inc. 7.38%, 5/15/2027 (a)	560,000	561,014
Noble Finance II LLC 8.00%, 4/15/2030 (a)	650,000	656,835
Precision Drilling Corp. (Canada) 7.13%, 1/15/2026 (a)	411,000	411,094
Schlumberger Holdings Corp. 3.90%, 5/17/2028 (a)	214,000	209,830
Transocean, Inc. 8.75%, 2/15/2030 (a)	352,000	367,430
Valaris Ltd. 8.38%, 4/30/2030 (a)	1,110,000	1,124,443
Yinson Boronia Production BV (Brazil) 8.95%, 7/31/2042 (a)	495,590	526,886
		6,907,053
Entertainment — 0.2%
Cinemark USA, Inc.
5.25%, 7/15/2028 (a)	390,000	381,830
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	35

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Entertainment — continued
7.00%, 8/1/2032 (a)	395,000	403,966
Live Nation Entertainment, Inc.
5.63%, 3/15/2026 (a)	2,000	1,998
6.50%, 5/15/2027 (a)	1,395,000	1,417,619
4.75%, 10/15/2027 (a)	365,000	356,571
Take-Two Interactive Software, Inc.
3.70%, 4/14/2027	115,000	112,871
5.60%, 6/12/2034	3,075,000	3,171,247
Warnermedia Holdings, Inc.
3.76%, 3/15/2027	2,570,000	2,508,668
4.28%, 3/15/2032	4,035,000	3,624,763
		11,979,533
Financial Services — 0.3%
Block, Inc.
3.50%, 6/1/2031	690,000	612,655
6.50%, 5/15/2032 (a)	2,114,000	2,157,031
Boost Newco Borrower LLC 7.50%, 1/15/2031 (a)	1,155,000	1,208,140
Fiserv, Inc.
3.20%, 7/1/2026	170,000	166,968
5.35%, 3/15/2031	300,000	308,068
4.40%, 7/1/2049	350,000	293,982
Global Payments, Inc. 3.20%, 8/15/2029	160,000	149,178
Nationstar Mortgage Holdings, Inc. 6.00%, 1/15/2027 (a)	1,935,000	1,931,422
Nationwide Building Society (United Kingdom)
(SOFR + 1.29%), 2.97%, 2/16/2028 (a) (d)	320,000	309,243
(3-MONTH SOFR + 1.45%), 4.30%, 3/8/2029 (a) (d)	350,000	344,817
5.13%, 7/29/2029 (a)	771,000	780,152
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	1,007,000	1,099,291
NTT Finance Corp. (Japan) 5.14%, 7/2/2031 (a)	1,000,000	1,026,252
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	1,095,000	1,050,423
3.63%, 3/1/2029 (a)	830,000	771,291
Shell International Finance BV
2.88%, 11/26/2041	620,000	451,346
3.63%, 8/21/2042	200,000	159,480
Shift4 Payments LLC 6.75%, 8/15/2032 (a)	931,000	948,756
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Financial Services — continued
Siemens Financieringsmaatschappij NV (Germany) 3.30%, 9/15/2046 (a)	350,000	261,199
Visa, Inc. 2.70%, 4/15/2040	300,000	226,260
		14,255,954
Food Products — 0.2%
Bimbo Bakeries USA, Inc. (Mexico) 6.05%, 1/15/2029 (a)	200,000	207,082
Bunge Ltd. Finance Corp. 2.75%, 5/14/2031	385,000	341,984
Darling Ingredients, Inc.
5.25%, 4/15/2027 (a)	50,000	49,747
6.00%, 6/15/2030 (a)	850,000	852,115
JBS USA Holding Lux SARL
5.50%, 1/15/2030	2,300,000	2,315,964
3.75%, 12/1/2031	305,000	277,124
3.00%, 5/15/2032	910,000	781,933
JBS USA LUX SARL 5.95%, 4/20/2035 (a)	2,619,000	2,702,677
Lamb Weston Holdings, Inc. 4.13%, 1/31/2030 (a)	795,000	741,205
Post Holdings, Inc.
5.50%, 12/15/2029 (a)	1,000,000	979,651
6.25%, 2/15/2032 (a)	573,000	577,379
Viterra Finance BV (Netherlands) 3.20%, 4/21/2031 (a)	805,000	723,238
		10,550,099
Gas Utilities — 0.1%
AmeriGas Partners LP
5.50%, 5/20/2025	42,000	41,981
5.88%, 8/20/2026	540,000	539,144
5.75%, 5/20/2027	305,000	294,291
Atmos Energy Corp.
5.50%, 6/15/2041	52,000	52,921
5.75%, 10/15/2052	185,000	191,109
5.00%, 12/15/2054	1,048,000	966,554
Boston Gas Co. 3.00%, 8/1/2029 (a)	37,000	34,206
Piedmont Natural Gas Co., Inc. 5.05%, 5/15/2052	100,000	89,800
Southern California Gas Co. Series XX, 2.55%, 2/1/2030	393,000	355,461
Superior Plus LP (Canada) 4.50%, 3/15/2029 (a)	925,000	858,041
		3,423,508
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Ground Transportation — 0.3%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	1,395,000	1,367,982
4.75%, 4/1/2028 (a)	95,000	89,412
5.38%, 3/1/2029 (a)	55,000	51,252
8.00%, 2/15/2031 (a)	525,000	534,230
Burlington Northern Santa Fe LLC
6.15%, 5/1/2037	250,000	274,928
3.55%, 2/15/2050	708,000	532,745
5.20%, 4/15/2054	850,000	829,276
5.50%, 3/15/2055	4,280,000	4,353,301
Canadian Pacific Railway Co. (Canada)
2.88%, 11/15/2029	1,125,000	1,045,291
3.10%, 12/2/2051	601,000	405,097
CSX Corp. 4.50%, 11/15/2052	810,000	706,324
EquipmentShare.com, Inc. 9.00%, 5/15/2028 (a)	1,085,000	1,141,984
Hertz Corp. (The) 4.63%, 12/1/2026 (a)	860,000	746,129
Norfolk Southern Corp. 3.95%, 10/1/2042	50,000	41,503
Penske Truck Leasing Co. LP
1.20%, 11/15/2025 (a)	376,000	366,690
5.25%, 7/1/2029 (a)	1,200,000	1,217,075
RXO, Inc. 7.50%, 11/15/2027 (a)	510,000	523,388
SMBC Aviation Capital Finance DAC (Ireland) 5.30%, 4/3/2029 (a)	980,000	993,799
Uber Technologies, Inc.
4.80%, 9/15/2034	780,000	760,430
5.35%, 9/15/2054	270,000	256,982
Union Pacific Corp.
2.40%, 2/5/2030	560,000	506,123
3.50%, 2/14/2053	120,000	87,870
XPO, Inc.
6.25%, 6/1/2028 (a)	330,000	333,795
7.13%, 6/1/2031 (a)	1,385,000	1,434,357
		18,599,963
Health Care Equipment & Supplies — 0.2%
Abbott Laboratories 4.75%, 11/30/2036	290,000	287,931
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	1,421,000	1,375,224
Baxter International, Inc.
1.73%, 4/1/2031	1,500,000	1,252,252
3.13%, 12/1/2051	500,000	328,071
Boston Scientific Corp. 6.50%, 11/15/2035 (j)	700,000	787,388
DH Europe Finance II SARL 3.25%, 11/15/2039	250,000	200,460
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Health Care Equipment & Supplies — continued
Hologic, Inc. 3.25%, 2/15/2029 (a)	605,000	558,921
Medline Borrower LP
3.88%, 4/1/2029 (a)	2,485,000	2,329,470
6.25%, 4/1/2029 (a)	598,000	606,942
5.25%, 10/1/2029 (a)	55,000	53,318
Solventum Corp. 5.60%, 3/23/2034	700,000	716,542
Zimmer Biomet Holdings, Inc. 5.50%, 2/19/2035	2,809,000	2,877,644
		11,374,163
Health Care Providers & Services — 0.9%
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028 (a)	1,395,000	1,342,978
5.00%, 4/15/2029 (a)	175,000	163,291
AdaptHealth LLC 4.63%, 8/1/2029 (a)	85,000	78,898
Aetna, Inc. 4.75%, 3/15/2044	200,000	172,733
Cencora, Inc. 5.13%, 2/15/2034	770,000	770,565
Cigna Group (The)
2.38%, 3/15/2031	135,000	117,546
5.13%, 5/15/2031	470,000	476,620
Community Health Systems, Inc. 5.63%, 3/15/2027 (a)	1,175,000	1,133,067
CVS Health Corp.
4.30%, 3/25/2028	737,000	725,782
5.13%, 2/21/2030	265,000	266,140
5.25%, 2/21/2033	1,270,000	1,258,080
5.63%, 2/21/2053	1,000,000	932,636
DaVita, Inc. 4.63%, 6/1/2030 (a)	1,700,000	1,576,708
Encompass Health Corp.
4.50%, 2/1/2028	180,000	175,814
4.75%, 2/1/2030	1,080,000	1,046,457
4.63%, 4/1/2031	75,000	70,591
HCA, Inc.
4.50%, 2/15/2027	580,000	577,768
5.63%, 9/1/2028	3,750,000	3,832,513
3.50%, 9/1/2030	4,512,000	4,194,440
2.38%, 7/15/2031	1,130,000	963,278
5.60%, 4/1/2034	910,000	917,928
5.45%, 9/15/2034	715,000	712,559
5.50%, 6/15/2047	700,000	655,543
5.25%, 6/15/2049	865,000	776,653
3.50%, 7/15/2051	30,000	20,212
4.63%, 3/15/2052	6,090,000	4,949,580
5.90%, 6/1/2053	885,000	863,115
6.00%, 4/1/2054	910,000	900,715
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	37

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Providers & Services — continued
Owens & Minor, Inc. 4.50%, 3/31/2029 (a)	1,130,000	991,728
Quest Diagnostics, Inc.
4.63%, 12/15/2029	800,000	797,412
2.95%, 6/30/2030	55,000	50,461
6.40%, 11/30/2033	580,000	633,791
5.00%, 12/15/2034	3,055,000	3,026,884
Tenet Healthcare Corp.
4.63%, 6/15/2028	1,040,000	1,004,825
4.25%, 6/1/2029	3,398,000	3,206,564
4.38%, 1/15/2030	875,000	822,832
6.13%, 6/15/2030	985,000	986,997
6.75%, 5/15/2031	740,000	755,004
UnitedHealth Group, Inc.
5.70%, 10/15/2040	800,000	820,422
4.63%, 11/15/2041	232,000	210,275
3.25%, 5/15/2051	485,000	331,371
5.88%, 2/15/2053	395,000	407,918
5.05%, 4/15/2053	1,400,000	1,287,390
5.38%, 4/15/2054	5,595,000	5,373,311
		50,379,395
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc.
1.88%, 2/1/2033	53,000	41,804
5.15%, 4/15/2053	30,000	27,617
Healthcare Realty Holdings LP 3.10%, 2/15/2030	700,000	640,557
Healthpeak OP LLC
2.13%, 12/1/2028	64,000	58,487
3.00%, 1/15/2030	87,000	80,289
Sabra Health Care LP 3.20%, 12/1/2031	120,000	105,545
Ventas Realty LP
3.25%, 10/15/2026	650,000	636,227
5.63%, 7/1/2034	585,000	602,033
5.00%, 1/15/2035	1,000,000	978,266
		3,170,825
Health Care Technology — 0.0% ^
IQVIA, Inc.
5.00%, 5/15/2027 (a)	200,000	198,095
6.50%, 5/15/2030 (a)	510,000	522,702
		720,797
Hotel & Resort REITs — 0.0% ^
RHP Hotel Properties LP
4.75%, 10/15/2027	390,000	381,823
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Hotel & Resort REITs — continued
7.25%, 7/15/2028 (a)	985,000	1,020,749
6.50%, 4/1/2032 (a)	1,020,000	1,033,273
		2,435,845
Hotels, Restaurants & Leisure — 0.6%
Acushnet Co. 7.38%, 10/15/2028 (a)	585,000	610,548
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	1,342,000	1,283,392
Caesars Entertainment, Inc.
8.13%, 7/1/2027 (a)	95,000	95,912
4.63%, 10/15/2029 (a)	940,000	888,251
7.00%, 2/15/2030 (a)	1,690,000	1,740,863
6.50%, 2/15/2032 (a)	918,000	931,131
Carnival Corp.
5.75%, 3/1/2027 (a)	560,000	561,431
4.00%, 8/1/2028 (a)	460,000	442,037
6.00%, 5/1/2029 (a)	1,000,000	1,002,665
6.13%, 2/15/2033 (a)	3,320,000	3,343,498
Hilton Domestic Operating Co., Inc.
5.38%, 5/1/2025 (a)	25,000	24,915
5.75%, 5/1/2028 (a)	285,000	285,086
3.75%, 5/1/2029 (a)	345,000	323,482
4.88%, 1/15/2030	1,220,000	1,189,935
5.88%, 3/15/2033 (a)	1,474,000	1,477,396
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	955,000	947,518
McDonald's Corp.
5.15%, 9/9/2052	1,247,000	1,180,075
5.45%, 8/14/2053	430,000	424,525
MGM Resorts International
4.75%, 10/15/2028	660,000	641,089
6.13%, 9/15/2029	1,290,000	1,297,531
6.50%, 4/15/2032	690,000	695,194
Royal Caribbean Cruises Ltd.
5.63%, 9/30/2031 (a)	2,655,000	2,640,346
6.25%, 3/15/2032 (a)	1,205,000	1,229,331
6.00%, 2/1/2033 (a)	3,149,000	3,184,477
Six Flags Entertainment Corp.
7.00%, 7/1/2025 (a)	137,000	137,098
6.50%, 10/1/2028	933,000	941,265
5.25%, 7/15/2029	1,000,000	969,937
7.25%, 5/15/2031 (a)	880,000	907,306
6.63%, 5/1/2032 (a)	376,000	385,206
Starbucks Corp. 3.35%, 3/12/2050	5,000	3,482
Station Casinos LLC 4.50%, 2/15/2028 (a)	1,405,000	1,357,349
Vail Resorts, Inc. 6.50%, 5/15/2032 (a)	1,328,000	1,356,270
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
Wynn Las Vegas LLC 5.25%, 5/15/2027 (a)	125,000	123,993
Wynn Macau Ltd. (Macau) 5.63%, 8/26/2028 (a)	650,000	631,300
Wynn Resorts Finance LLC
5.13%, 10/1/2029 (a)	1,905,000	1,854,676
7.13%, 2/15/2031 (a)	985,000	1,036,703
6.25%, 3/15/2033 (a)	892,000	890,009
		37,035,222
Household Durables — 0.1%
Newell Brands, Inc.
5.70%, 4/1/2026 (j)	1,000,000	999,252
6.63%, 9/15/2029	950,000	967,913
6.38%, 5/15/2030	217,000	216,308
6.63%, 5/15/2032	1,500,000	1,491,929
6.87%, 4/1/2036 (j)	310,000	309,208
Somnigroup International, Inc. 4.00%, 4/15/2029 (a)	1,830,000	1,705,876
		5,690,486
Household Products — 0.0% ^
Central Garden & Pet Co.
5.13%, 2/1/2028	145,000	142,809
4.13%, 10/15/2030	755,000	689,484
Energizer Holdings, Inc. 4.75%, 6/15/2028 (a)	950,000	915,614
		1,747,907
Independent Power and Renewable Electricity Producers — 0.2%
Calpine Corp.
4.50%, 2/15/2028 (a)	260,000	254,306
5.13%, 3/15/2028 (a)	425,000	418,675
4.63%, 2/1/2029 (a)	2,280,000	2,184,577
Constellation Energy Generation LLC
6.25%, 10/1/2039	585,000	618,082
5.75%, 10/1/2041	1,120,000	1,116,447
5.60%, 6/15/2042	2,465,000	2,415,439
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple (Mexico) 7.25%, 1/31/2041 (a)	1,005,187	1,005,564
Saavi Energia Sarl (Mexico) 8.88%, 2/10/2035 (a)	1,483,000	1,494,419
		9,507,509
Industrial Conglomerates — 0.0% ^
Honeywell International, Inc. 5.25%, 3/1/2054	650,000	626,832
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Industrial REITs — 0.0% ^
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (a)	590,000	570,851
Prologis LP
1.75%, 7/1/2030	149,000	128,342
4.75%, 6/15/2033	640,000	630,918
5.25%, 3/15/2054	596,000	579,280
		1,909,391
Insurance — 0.3%
Allianz SE (Germany) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 5.60%, 9/3/2054 (a) (d)	1,800,000	1,792,084
Aon Corp. 5.35%, 2/28/2033	165,000	168,031
Aon North America, Inc. 5.75%, 3/1/2054	350,000	354,471
Berkshire Hathaway Finance Corp.
2.50%, 1/15/2051	200,000	120,377
3.85%, 3/15/2052	715,000	556,999
CNO Global Funding
5.88%, 6/4/2027 (a)	1,000,000	1,024,933
4.95%, 9/9/2029 (a)	850,000	853,505
Guardian Life Global Funding
5.74%, 10/2/2028 (a)	500,000	520,470
4.18%, 9/26/2029 (a)	490,000	482,471
High Street Funding Trust I 4.11%, 2/15/2028 (a)	641,000	625,894
HUB International Ltd. 7.25%, 6/15/2030 (a)	370,000	382,099
Manulife Financial Corp. (Canada) 4.15%, 3/4/2026	42,000	41,864
MetLife, Inc.
4.13%, 8/13/2042	329,000	283,159
5.00%, 7/15/2052	350,000	325,650
Metropolitan Life Global Funding I
2.40%, 1/11/2032 (a)	5,200,000	4,456,619
5.15%, 3/28/2033 (a)	880,000	888,202
New York Life Global Funding 3.00%, 1/10/2028 (a)	51,000	49,044
New York Life Insurance Co.
5.88%, 5/15/2033 (a)	2,919,000	3,081,305
4.45%, 5/15/2069 (a)	50,000	40,107
Northwestern Mutual Global Funding 5.16%, 5/28/2031 (a)	630,000	644,387
Pine Street Trust III 6.22%, 5/15/2054 (a)	450,000	471,889
Pricoa Global Funding I 5.55%, 8/28/2026 (a)	175,000	178,034
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	39

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Insurance — continued
Principal Life Global Funding II 5.10%, 1/25/2029 (a)	400,000	406,350
Protective Life Global Funding 5.47%, 12/8/2028 (a)	543,000	558,914
Prudential Funding Asia plc (Hong Kong) 3.13%, 4/14/2030	470,000	433,472
Teachers Insurance & Annuity Association of America 4.27%, 5/15/2047 (a)	800,000	665,599
		19,405,929
Interactive Media & Services — 0.1%
Meta Platforms, Inc.
5.60%, 5/15/2053	2,355,000	2,420,743
5.40%, 8/15/2054	1,640,000	1,634,277
Snap, Inc. 6.88%, 3/1/2033 (a)	208,000	210,595
		4,265,615
IT Services — 0.0% ^
Accenture Capital, Inc. 4.50%, 10/4/2034	1,010,000	979,945
Arches Buyer, Inc. 4.25%, 6/1/2028 (a)	495,000	464,220
CGI, Inc. (Canada) 1.45%, 9/14/2026	170,000	162,361
		1,606,526
Leisure Products — 0.0% ^
Amer Sports Co. (Finland) 6.75%, 2/16/2031 (a)	995,000	1,022,363
Life Sciences Tools & Services — 0.0% ^
Charles River Laboratories International, Inc. 4.00%, 3/15/2031 (a)	1,005,000	909,646
Machinery — 0.1%
ATS Corp. (Canada) 4.13%, 12/15/2028 (a)	1,330,000	1,247,533
Chart Industries, Inc. 7.50%, 1/1/2030 (a)	1,945,000	2,032,155
Esab Corp. 6.25%, 4/15/2029 (a)	727,000	738,641
Hillenbrand, Inc. 3.75%, 3/1/2031	1,444,000	1,285,365
Parker-Hannifin Corp. 4.25%, 9/15/2027	300,000	298,751
Terex Corp.
5.00%, 5/15/2029 (a)	250,000	240,787
6.25%, 10/15/2032 (a)	331,000	328,878
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	765,000	798,852
Wabash National Corp. 4.50%, 10/15/2028 (a)	750,000	676,681
		7,647,643
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Marine Transportation — 0.0% ^
MV24 Capital BV (Brazil) 6.75%, 6/1/2034 (a)	451,260	436,278
Media — 1.0%
Charter Communications Operating LLC
2.25%, 1/15/2029	2,315,000	2,079,123
2.30%, 2/1/2032	6,260,000	5,078,993
6.65%, 2/1/2034	3,670,000	3,823,477
6.55%, 6/1/2034	1,190,000	1,233,311
3.50%, 6/1/2041	85,000	59,976
3.50%, 3/1/2042	985,000	688,884
3.70%, 4/1/2051	40,000	25,886
Clear Channel Outdoor Holdings, Inc. 5.13%, 8/15/2027 (a)	1,662,000	1,624,879
Comcast Corp.
2.65%, 2/1/2030	2,230,000	2,032,310
4.25%, 10/15/2030	1,344,000	1,316,568
1.50%, 2/15/2031	450,000	375,451
5.30%, 6/1/2034	540,000	548,967
3.90%, 3/1/2038	515,000	446,835
3.25%, 11/1/2039	813,000	635,761
2.80%, 1/15/2051	4,090,000	2,519,075
2.89%, 11/1/2051	1,520,000	953,788
4.05%, 11/1/2052	500,000	386,734
5.35%, 5/15/2053	2,585,000	2,455,752
2.94%, 11/1/2056	9,173,000	5,523,390
2.99%, 11/1/2063	2,200,000	1,277,494
CSC Holdings LLC
6.50%, 2/1/2029 (a)	1,570,000	1,310,950
4.50%, 11/15/2031 (a)	200,000	146,574
Directv Financing LLC 5.88%, 8/15/2027 (a)	956,000	940,965
DISH DBS Corp. 5.25%, 12/1/2026 (a)	175,000	164,510
DISH Network Corp. 11.75%, 11/15/2027 (a)	2,615,000	2,759,273
Gray Media, Inc.
10.50%, 7/15/2029 (a)	1,075,000	1,108,636
4.75%, 10/15/2030 (a)	100,000	58,914
5.38%, 11/15/2031 (a)	135,000	78,399
iHeartCommunications, Inc.
9.13%, 5/1/2029 (a)	1,140,000	966,150
10.88%, 5/1/2030 (a)	20,000	11,788
7.75%, 8/15/2030 (a)	231,400	177,147
Lamar Media Corp.
3.75%, 2/15/2028	215,000	205,733
4.00%, 2/15/2030	1,055,000	980,670
SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Media — continued
Nexstar Media, Inc.
5.63%, 7/15/2027 (a)	1,265,000	1,251,330
4.75%, 11/1/2028 (a)	565,000	535,311
Outfront Media Capital LLC
5.00%, 8/15/2027 (a)	461,000	451,724
7.38%, 2/15/2031 (a)	455,000	477,984
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a)	270,000	191,064
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	115,000	93,131
Sinclair Television Group, Inc. 4.38%, 12/31/2032 (a)	150,000	94,483
Sirius XM Radio LLC
5.00%, 8/1/2027 (a)	110,000	108,490
4.00%, 7/15/2028 (a)	4,890,000	4,593,297
5.50%, 7/1/2029 (a)	1,100,000	1,077,218
4.13%, 7/1/2030 (a)	792,000	711,330
Stagwell Global LLC 5.63%, 8/15/2029 (a)	1,020,000	988,153
TEGNA, Inc.
4.63%, 3/15/2028	968,000	924,907
5.00%, 9/15/2029	1,267,000	1,198,035
Univision Communications, Inc.
8.00%, 8/15/2028 (a)	695,000	705,981
7.38%, 6/30/2030 (a)	190,000	185,601
		55,584,402
Metals & Mining — 0.4%
Alcoa Nederland Holding BV
5.50%, 12/15/2027 (a)	920,000	913,456
6.13%, 5/15/2028 (a)	700,000	702,580
ATI, Inc.
5.88%, 12/1/2027	960,000	960,060
7.25%, 8/15/2030	590,000	613,445
BHP Billiton Finance USA Ltd. (Australia) 4.90%, 2/28/2033	100,000	99,941
Big River Steel LLC 6.63%, 1/31/2029 (a)	635,000	637,874
Carpenter Technology Corp. 6.38%, 7/15/2028	795,000	797,585
Cleveland-Cliffs, Inc.
5.88%, 6/1/2027	635,000	633,983
4.63%, 3/1/2029 (a)	310,000	289,065
6.75%, 4/15/2030 (a)	1,190,000	1,191,208
7.50%, 9/15/2031 (a)	235,000	238,600
Corp. Nacional del Cobre de Chile (Chile) 6.44%, 1/26/2036 (a)	637,000	660,688
Freeport-McMoRan, Inc.
4.63%, 8/1/2030	231,000	226,520
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Metals & Mining — continued
5.45%, 3/15/2043	1,815,000	1,729,708
Glencore Funding LLC (Australia)
3.88%, 10/27/2027 (a)	40,000	39,128
6.13%, 10/6/2028 (a)	2,000,000	2,086,368
2.50%, 9/1/2030 (a)	37,000	32,684
2.85%, 4/27/2031 (a)	435,000	384,386
5.63%, 4/4/2034 (a)	7,270,000	7,372,693
Newmont Corp. 5.75%, 11/15/2041	300,000	308,710
Rio Tinto Finance USA Ltd. (Australia) 5.20%, 11/2/2040	20,000	19,793
Rio Tinto Finance USA plc (Australia) 4.13%, 8/21/2042	370,000	317,369
United States Steel Corp. 6.88%, 3/1/2029	147,000	148,880
Vale Overseas Ltd. (Brazil)
3.75%, 7/8/2030	20,000	18,571
6.13%, 6/12/2033	365,000	374,928
6.40%, 6/28/2054	823,000	825,387
		21,623,610
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Arbor Realty SR, Inc. Series QIB, 9.00%, 10/15/2027 (a)	10,000,000	9,969,932
Great Ajax Operating Partnership LP Series QIB, 9.88%, 9/1/2027 (a) (j)	1,000,000	982,092
ReadyCap Holdings LLC Series QIB, 9.38%, 3/1/2028 (a)	12,000,000	12,040,617
Starwood Property Trust, Inc. 7.25%, 4/1/2029 (a)	1,490,000	1,549,593
		24,542,234
Multi-Utilities — 0.4%
Ameren Corp.
1.95%, 3/15/2027	20,000	19,011
3.50%, 1/15/2031	1,541,000	1,433,836
Ameren Illinois Co.
4.95%, 6/1/2033	750,000	751,783
5.55%, 7/1/2054	650,000	658,631
Berkshire Hathaway Energy Co. 5.15%, 11/15/2043	194,000	187,306
Consolidated Edison Co. of New York, Inc.
Series E, 4.65%, 12/1/2048	225,000	197,504
Series A, 4.13%, 5/15/2049	491,000	395,281
Consumers Energy Co.
4.63%, 5/15/2033	365,000	358,774
3.95%, 5/15/2043	1,610,000	1,353,986
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	41

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Multi-Utilities — continued
Dominion Energy, Inc.
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.51%), 7.00%, 6/1/2054 (d)	410,000	432,590
Series A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.88%, 2/1/2055 (d)	630,000	652,875
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.21%), 6.63%, 5/15/2055 (d)	2,700,000	2,725,251
DTE Energy Co.
4.95%, 7/1/2027	450,000	453,575
4.88%, 6/1/2028	500,000	503,882
Engie SA (France)
5.25%, 4/10/2029 (a)	715,000	725,929
5.63%, 4/10/2034 (a)	935,000	954,805
NiSource, Inc.
5.25%, 3/30/2028	275,000	279,181
5.20%, 7/1/2029	650,000	662,588
PG&E Energy Recovery Funding LLC Series A-3, 2.82%, 7/15/2046	70,000	50,376
Public Service Enterprise Group, Inc. 5.45%, 4/1/2034	200,000	203,145
Puget Sound Energy, Inc.
5.76%, 7/15/2040	140,000	143,342
5.45%, 6/1/2053	30,000	29,476
5.69%, 6/15/2054	3,377,000	3,429,756
San Diego Gas & Electric Co.
4.95%, 8/15/2028	350,000	354,146
2.95%, 8/15/2051	170,000	109,920
5.35%, 4/1/2053	4,070,000	3,910,448
Sempra (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.79%), 6.88%, 10/1/2054 (d)	1,960,000	1,963,850
Southern Co. Gas Capital Corp. Series 21A, 3.15%, 9/30/2051	710,000	469,277
WEC Energy Group, Inc. 5.60%, 9/12/2026	113,000	114,812
		23,525,336
Office REITs — 0.0% ^
COPT Defense Properties LP 2.25%, 3/15/2026	94,000	91,468
Oil, Gas & Consumable Fuels — 3.7%
Aker BP ASA (Norway)
3.10%, 7/15/2031 (a)	250,000	220,205
5.13%, 10/1/2034 (a)	2,390,000	2,292,420
5.80%, 10/1/2054 (a)	475,000	442,711
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Oil, Gas & Consumable Fuels — continued
Antero Midstream Partners LP
5.75%, 3/1/2027 (a)	430,000	429,679
5.75%, 1/15/2028 (a)	530,000	530,285
5.38%, 6/15/2029 (a)	1,360,000	1,338,609
Antero Resources Corp. 7.63%, 2/1/2029 (a)	1,023,000	1,051,022
Ascent Resources Utica Holdings LLC
8.25%, 12/31/2028 (a)	1,245,000	1,274,490
6.63%, 10/15/2032 (a)	225,000	227,193
Baytex Energy Corp. (Canada) 8.50%, 4/30/2030 (a)	1,509,000	1,544,895
Blue Racer Midstream LLC
6.63%, 7/15/2026 (a)	850,000	849,296
7.00%, 7/15/2029 (a)	216,000	222,820
7.25%, 7/15/2032 (a)	160,000	167,248
BP Capital Markets America, Inc.
2.72%, 1/12/2032	557,000	488,254
4.81%, 2/13/2033	3,760,000	3,711,633
4.89%, 9/11/2033	710,000	701,156
5.23%, 11/17/2034	7,680,000	7,749,886
3.06%, 6/17/2041	630,000	470,508
3.00%, 2/24/2050	174,000	114,904
2.94%, 6/4/2051	567,000	364,489
3.00%, 3/17/2052	1,085,000	703,894
Buckeye Partners LP
3.95%, 12/1/2026	795,000	773,061
4.13%, 12/1/2027	175,000	168,785
6.88%, 7/1/2029 (a)	1,100,000	1,128,234
California Resources Corp. 7.13%, 2/1/2026 (a)	126,000	125,849
Cheniere Energy Partners LP
4.50%, 10/1/2029	2,794,000	2,742,240
4.00%, 3/1/2031	3,000,000	2,824,183
5.75%, 8/15/2034	12,445,000	12,738,823
Chord Energy Corp. 6.38%, 6/1/2026 (a)	1,360,000	1,361,408
Civitas Resources, Inc.
8.38%, 7/1/2028 (a)	290,000	301,803
8.63%, 11/1/2030 (a)	1,595,000	1,678,602
8.75%, 7/1/2031 (a)	1,987,000	2,074,059
Columbia Pipelines Holding Co. LLC 5.10%, 10/1/2031 (a)	667,000	664,372
Columbia Pipelines Operating Co. LLC
6.04%, 11/15/2033 (a)	1,910,000	1,994,999
6.50%, 8/15/2043 (a)	210,000	223,662
SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Comstock Resources, Inc. 6.75%, 3/1/2029 (a)	1,770,000	1,740,156
ConocoPhillips Co.
4.70%, 1/15/2030	11,630,000	11,696,913
5.00%, 1/15/2035	2,540,000	2,525,798
3.80%, 3/15/2052	990,000	746,406
5.55%, 3/15/2054	2,340,000	2,312,134
Coterra Energy, Inc.
3.90%, 5/15/2027	30,000	29,492
5.90%, 2/15/2055	3,760,000	3,667,959
Crescent Energy Finance LLC 9.25%, 2/15/2028 (a)	2,350,000	2,459,684
Diamondback Energy, Inc.
4.40%, 3/24/2051	800,000	644,372
5.75%, 4/18/2054	2,084,000	2,012,356
DT Midstream, Inc.
4.13%, 6/15/2029 (a)	1,180,000	1,118,691
4.38%, 6/15/2031 (a)	1,000,000	928,813
4.30%, 4/15/2032 (a)	80,000	74,441
Eastern Energy Gas Holdings LLC 5.65%, 10/15/2054	3,220,000	3,156,159
Ecopetrol SA (Colombia) 8.38%, 1/19/2036	757,000	748,976
Enbridge, Inc. (Canada) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.43%), 8.50%, 1/15/2084 (d)	3,275,000	3,629,997
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (a)	1,095,000	1,121,995
Energy Transfer LP
5.25%, 7/1/2029	1,050,000	1,065,874
4.15%, 9/15/2029	1,150,000	1,118,151
5.75%, 2/15/2033	450,000	463,203
5.95%, 5/15/2054	1,000,000	987,737
Eni SpA (Italy) 5.95%, 5/15/2054 (a)	3,665,000	3,624,784
Eni USA, Inc. (Italy) 7.30%, 11/15/2027	140,000	149,039
EnLink Midstream LLC 6.50%, 9/1/2030 (a)	1,550,000	1,646,824
EnLink Midstream Partners LP 5.60%, 4/1/2044	1,975,000	1,864,625
Enterprise Products Operating LLC
Series H, 6.65%, 10/15/2034	530,000	591,795
5.55%, 2/16/2055	2,285,000	2,266,745
EQM Midstream Partners LP
7.50%, 6/1/2027 (a)	1,245,000	1,276,115
6.50%, 7/1/2027 (a)	405,000	415,396
4.50%, 1/15/2029 (a)	199,000	193,823
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Oil, Gas & Consumable Fuels — continued
4.75%, 1/15/2031 (a)	335,000	323,397
Expand Energy Corp.
5.38%, 2/1/2029	1,215,000	1,212,475
5.88%, 2/1/2029 (a)	650,000	650,027
6.75%, 4/15/2029 (a)	1,175,000	1,190,833
5.38%, 3/15/2030	370,000	367,793
4.75%, 2/1/2032	7,210,000	6,835,490
Exxon Mobil Corp. 4.23%, 3/19/2040	750,000	673,602
Flex Intermediate Holdco LLC
3.36%, 6/30/2031 (a)	15,000	13,116
4.32%, 12/30/2039 (a)	20,000	15,750
Genesis Energy LP
8.00%, 1/15/2027	253,000	257,781
7.75%, 2/1/2028	1,435,000	1,451,315
Gray Oak Pipeline LLC 2.60%, 10/15/2025 (a)	477,000	469,829
Greenko Dutch BV (India) 3.85%, 3/29/2026 (a)	358,000	347,663
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (a)	1,426,000	1,455,256
Harvest Midstream I LP 7.50%, 5/15/2032 (a)	885,000	927,618
Hess Corp.
4.30%, 4/1/2027	1,350,000	1,340,972
5.60%, 2/15/2041	4,670,000	4,729,389
Hess Midstream Operations LP
5.63%, 2/15/2026 (a)	105,000	104,985
5.88%, 3/1/2028 (a)	170,000	171,233
5.50%, 10/15/2030 (a)	1,365,000	1,348,019
Hilcorp Energy I LP 5.75%, 2/1/2029 (a)	2,199,000	2,147,315
Kinder Morgan, Inc.
5.05%, 2/15/2046	550,000	492,940
3.25%, 8/1/2050	1,000,000	660,163
Kinetik Holdings LP
6.63%, 12/15/2028 (a)	1,090,000	1,115,069
5.88%, 6/15/2030 (a)	6,479,000	6,466,443
Matador Resources Co.
6.50%, 4/15/2032 (a)	1,420,000	1,420,035
6.25%, 4/15/2033 (a)	439,000	431,341
MEG Energy Corp. (Canada) 5.88%, 2/1/2029 (a)	430,000	424,634
MPLX LP 4.95%, 3/14/2052	55,000	47,348
NGL Energy Operating LLC
8.13%, 2/15/2029 (a)	273,000	278,015
8.38%, 2/15/2032 (a)	428,000	434,820
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	43

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
NGPL PipeCo LLC 3.25%, 7/15/2031 (a)	710,000	623,914
Northriver Midstream Finance LP (Canada) 6.75%, 7/15/2032 (a)	195,000	199,050
NuStar Logistics LP
5.75%, 10/1/2025	250,000	249,970
5.63%, 4/28/2027	395,000	396,811
6.38%, 10/1/2030	925,000	944,769
Occidental Petroleum Corp.
5.20%, 8/1/2029	205,000	206,046
6.20%, 3/15/2040	1,255,000	1,272,447
ONEOK Partners LP 6.65%, 10/1/2036	300,000	326,298
ONEOK, Inc.
4.75%, 10/15/2031	1,410,000	1,387,127
5.70%, 11/1/2054	1,240,000	1,194,181
ORLEN SA (Poland) 6.00%, 1/30/2035 (a)	1,067,000	1,085,672
Ovintiv, Inc. 6.25%, 7/15/2033	1,324,000	1,381,089
Permian Resources Operating LLC
5.38%, 1/15/2026 (a)	315,000	314,218
5.88%, 7/1/2029 (a)	1,535,000	1,528,990
9.88%, 7/15/2031 (a)	179,000	197,161
7.00%, 1/15/2032 (a)	370,000	380,131
6.25%, 2/1/2033 (a)	283,000	284,422
Petroleos Mexicanos (Mexico)
6.88%, 8/4/2026	300,000	299,250
6.49%, 1/23/2027	500,000	490,375
5.35%, 2/12/2028	300,000	277,770
6.84%, 1/23/2030	850,000	779,790
5.95%, 1/28/2031	500,000	424,450
6.70%, 2/16/2032	500,000	438,350
10.00%, 2/7/2033	1,500,000	1,559,475
7.69%, 1/23/2050	2,500,000	1,888,500
Pioneer Natural Resources Co. 1.90%, 8/15/2030	2,330,000	2,029,135
Raizen Fuels Finance SA (Brazil)
6.45%, 3/5/2034 (a)	245,000	246,470
5.70%, 1/17/2035 (a)	1,114,000	1,053,287
Range Resources Corp. 8.25%, 1/15/2029	1,275,000	1,312,796
Rockies Express Pipeline LLC
3.60%, 5/15/2025 (a)	385,000	382,746
4.95%, 7/15/2029 (a)	465,000	447,871
4.80%, 5/15/2030 (a)	440,000	414,826
Sabine Pass Liquefaction LLC
5.63%, 3/1/2025	14,000	14,000
5.00%, 3/15/2027	1,225,000	1,231,147
4.50%, 5/15/2030	4,394,000	4,329,265
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Oil, Gas & Consumable Fuels — continued
Shell Finance US, Inc. 3.75%, 9/12/2046	141,000	110,801
SM Energy Co.
6.75%, 9/15/2026	250,000	250,105
6.63%, 1/15/2027	605,000	604,663
6.75%, 8/1/2029 (a)	1,355,000	1,357,306
7.00%, 8/1/2032 (a)	262,000	262,116
South Bow USA Infrastructure Holdings LLC (Canada)
4.91%, 9/1/2027 (a)	2,715,000	2,717,241
5.03%, 10/1/2029 (a)	250,000	248,645
Suncor Energy, Inc. (Canada) 6.80%, 5/15/2038	46,000	50,275
Sunoco LP
6.00%, 4/15/2027	185,000	185,245
5.88%, 3/15/2028	430,000	429,947
7.00%, 5/1/2029 (a)	200,000	207,254
4.50%, 5/15/2029	180,000	172,226
4.50%, 4/30/2030	815,000	770,764
7.25%, 5/1/2032 (a)	1,130,000	1,179,174
Tallgrass Energy Partners LP
6.00%, 3/1/2027 (a)	395,000	394,855
5.50%, 1/15/2028 (a)	55,000	53,984
7.38%, 2/15/2029 (a)	330,000	337,275
6.00%, 12/31/2030 (a)	865,000	839,462
6.00%, 9/1/2031 (a)	40,000	38,619
TotalEnergies Capital International SA (France)
2.99%, 6/29/2041	270,000	198,922
3.46%, 7/12/2049	924,000	670,504
TotalEnergies Capital SA (France)
5.49%, 4/5/2054	5,280,000	5,202,981
5.64%, 4/5/2064	2,705,000	2,684,951
TransCanada PipeLines Ltd. (Canada)
4.63%, 3/1/2034	1,650,000	1,572,845
5.85%, 3/15/2036	1,000,000	1,034,511
Venture Global Calcasieu Pass LLC 3.88%, 8/15/2029 (a)	1,060,000	988,274
Venture Global LNG, Inc.
8.13%, 6/1/2028 (a)	3,280,000	3,416,717
9.50%, 2/1/2029 (a)	1,720,000	1,899,399
7.00%, 1/15/2030 (a)	420,000	425,788
8.38%, 6/1/2031 (a)	1,375,000	1,432,808
9.88%, 2/1/2032 (a)	650,000	710,893
Vital Energy, Inc.
7.75%, 7/31/2029 (a)	410,000	406,936
7.88%, 4/15/2032 (a)	450,000	433,853
SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Williams Cos., Inc. (The)
4.65%, 8/15/2032	2,635,000	2,553,594
5.80%, 11/15/2054	2,000,000	2,007,755
6.00%, 3/15/2055	3,435,000	3,525,922
		214,747,205
Passenger Airlines — 0.1%
American Airlines, Inc.
5.50%, 4/20/2026 (a)	1,218,750	1,217,479
7.25%, 2/15/2028 (a)	225,000	230,069
5.75%, 4/20/2029 (a)	2,650,000	2,635,318
JetBlue Airways Corp. 9.88%, 9/20/2031 (a)	625,000	661,627
United Airlines Pass-Through Trust Series 2016-2, Class A Shares, 3.10%, 10/7/2028	6,450	6,048
United Airlines, Inc. 4.63%, 4/15/2029 (a)	1,680,000	1,619,551
		6,370,092
Personal Care Products — 0.0% ^
Edgewell Personal Care Co. 5.50%, 6/1/2028 (a)	545,000	538,215
Kenvue, Inc. 5.10%, 3/22/2043	300,000	294,664
Perrigo Finance Unlimited Co.
4.90%, 6/15/2030 (j)	765,000	730,012
Series USD, 6.13%, 9/30/2032	668,000	668,000
		2,230,891
Pharmaceuticals — 0.5%
Bausch Health Americas, Inc.
9.25%, 4/1/2026 (a)	263,000	261,685
8.50%, 1/31/2027 (a)	88,000	85,305
Bausch Health Cos., Inc.
5.50%, 11/1/2025 (a)	2,232,000	2,226,420
5.75%, 8/15/2027 (a)	30,000	28,538
4.88%, 6/1/2028 (a)	280,000	242,900
Bristol-Myers Squibb Co.
5.75%, 2/1/2031	500,000	528,174
5.20%, 2/22/2034	1,760,000	1,793,924
4.13%, 6/15/2039	629,000	561,059
2.35%, 11/13/2040	480,000	332,656
3.70%, 3/15/2052	975,000	732,762
5.55%, 2/22/2054	7,185,000	7,215,869
3.90%, 3/15/2062	180,000	133,438
6.40%, 11/15/2063	520,000	576,886
5.65%, 2/22/2064	2,720,000	2,728,743
Eli Lilly & Co. 4.95%, 2/27/2063	740,000	690,664
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pharmaceuticals — continued
Merck & Co., Inc.
4.00%, 3/7/2049	240,000	196,380
2.90%, 12/10/2061	605,000	362,981
Organon & Co.
4.13%, 4/30/2028 (a)	700,000	665,859
5.13%, 4/30/2031 (a)	1,275,000	1,161,812
Pfizer Investment Enterprises Pte. Ltd.
4.75%, 5/19/2033	540,000	534,881
5.30%, 5/19/2053	3,275,000	3,166,646
Pfizer, Inc. 4.40%, 5/15/2044	500,000	444,732
Takeda Pharmaceutical Co. Ltd. (Japan)
5.00%, 11/26/2028	1,000,000	1,013,390
5.65%, 7/5/2044	236,000	240,562
3.18%, 7/9/2050	743,000	502,584
Zoetis, Inc.
2.00%, 5/15/2030	435,000	381,862
5.60%, 11/16/2032	214,000	224,377
		27,035,089
Real Estate Management & Development — 0.0% ^
Ontario Teachers' Cadillac Fairview Properties Trust (Canada) 3.88%, 3/20/2027 (a)	200,000	196,516
Residential REITs — 0.1%
Camden Property Trust
5.85%, 11/3/2026	400,000	408,841
3.15%, 7/1/2029	130,000	122,550
Essex Portfolio LP
2.65%, 3/15/2032	535,000	461,933
5.50%, 4/1/2034	2,160,000	2,199,816
Mid-America Apartments LP 4.20%, 6/15/2028	100,000	98,823
UDR, Inc.
2.10%, 8/1/2032	45,000	36,762
5.13%, 9/1/2034	360,000	357,120
		3,685,845
Retail REITs — 0.1%
NNN REIT, Inc.
3.60%, 12/15/2026	39,000	38,468
5.60%, 10/15/2033	100,000	102,252
5.50%, 6/15/2034	220,000	223,491
Realty Income Corp.
4.13%, 10/15/2026	44,000	43,755
3.25%, 1/15/2031	579,000	533,544
2.70%, 2/15/2032	780,000	678,086
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	45

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Retail REITs — continued
5.38%, 9/1/2054	450,000	440,369
Regency Centers LP 3.70%, 6/15/2030	685,000	649,953
Scentre Group Trust 1 (Australia) 3.25%, 10/28/2025 (a)	160,000	158,433
		2,868,351
Semiconductors & Semiconductor Equipment — 0.4%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	1,930,000	1,933,190
ams-OSRAM AG (Austria) 12.25%, 3/30/2029 (a)	1,050,000	1,108,992
Broadcom, Inc.
2.45%, 2/15/2031 (a)	900,000	790,655
3.14%, 11/15/2035 (a)	7,275,000	6,064,785
Entegris, Inc.
4.38%, 4/15/2028 (a)	460,000	443,290
5.95%, 6/15/2030 (a)	1,780,000	1,783,469
Foundry JV Holdco LLC 5.50%, 1/25/2031 (a)	1,235,000	1,257,501
KLA Corp.
4.65%, 7/15/2032	440,000	438,573
5.00%, 3/15/2049	100,000	95,125
3.30%, 3/1/2050	280,000	199,543
Marvell Technology, Inc.
5.75%, 2/15/2029	550,000	568,797
2.95%, 4/15/2031	85,000	76,174
QUALCOMM, Inc. 4.50%, 5/20/2052	415,000	358,239
Synaptics, Inc. 4.00%, 6/15/2029 (a)	1,280,000	1,184,814
Texas Instruments, Inc.
5.15%, 2/8/2054	680,000	658,217
5.05%, 5/18/2063	2,711,000	2,531,888
TSMC Arizona Corp. (Taiwan) 2.50%, 10/25/2031	960,000	844,454
TSMC Global Ltd. (Taiwan) 1.00%, 9/28/2027 (a)	380,000	348,604
		20,686,310
Software — 0.3%
Cadence Design Systems, Inc. 4.30%, 9/10/2029	1,000,000	988,168
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (a)	260,000	244,000
Elastic NV 4.13%, 7/15/2029 (a)	1,005,000	948,423
Intuit, Inc. 5.50%, 9/15/2053	580,000	588,218
Microsoft Corp. 2.50%, 9/15/2050	300,000	189,175
NCR Voyix Corp.
5.00%, 10/1/2028 (a)	1,145,000	1,110,362
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Software — continued
5.13%, 4/15/2029 (a)	1,089,000	1,046,739
Oracle Corp.
2.65%, 7/15/2026	583,000	568,550
2.30%, 3/25/2028	15,000	14,055
2.88%, 3/25/2031	750,000	671,606
3.65%, 3/25/2041	2,615,000	2,071,133
3.95%, 3/25/2051	375,000	282,613
4.38%, 5/15/2055	305,000	243,316
RingCentral, Inc. 8.50%, 8/15/2030 (a)	1,205,000	1,271,402
Roper Technologies, Inc.
1.75%, 2/15/2031	355,000	298,088
4.75%, 2/15/2032	440,000	436,077
4.90%, 10/15/2034	1,720,000	1,691,467
SS&C Technologies, Inc.
5.50%, 9/30/2027 (a)	690,000	687,049
6.50%, 6/1/2032 (a)	490,000	501,287
VMware LLC 4.65%, 5/15/2027	285,000	285,637
Workday, Inc. 3.70%, 4/1/2029	172,000	166,024
		14,303,389
Specialized REITs — 0.1%
American Tower Corp.
1.45%, 9/15/2026	85,000	81,124
5.20%, 2/15/2029	600,000	609,208
5.00%, 1/31/2030	2,500,000	2,520,678
5.90%, 11/15/2033	100,000	105,072
2.95%, 1/15/2051	25,000	16,136
Crown Castle, Inc. 2.90%, 3/15/2027	270,000	260,993
Equinix, Inc. 3.90%, 4/15/2032	280,000	262,350
Extra Space Storage LP 2.20%, 10/15/2030	88,000	76,612
Iron Mountain, Inc.
4.88%, 9/15/2027 (a)	455,000	447,729
5.25%, 3/15/2028 (a)	540,000	532,885
5.00%, 7/15/2028 (a)	1,770,000	1,732,998
6.25%, 1/15/2033 (a)	471,000	473,719
Public Storage Operating Co.
2.25%, 11/9/2031	90,000	77,201
5.10%, 8/1/2033	304,000	308,385
SBA Communications Corp. 3.13%, 2/1/2029	930,000	852,490
		8,357,580
Specialty Retail — 0.3%
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	297,000	288,210
SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Specialty Retail — continued
4.63%, 11/15/2029 (a)	625,000	595,581
AutoZone, Inc.
1.65%, 1/15/2031	500,000	420,627
5.40%, 7/15/2034	500,000	508,850
Bath & Body Works, Inc.
7.50%, 6/15/2029	923,000	947,459
6.63%, 10/1/2030 (a)	1,345,000	1,373,334
6.88%, 11/1/2035	950,000	984,900
Escrow Rite Aid 0.00%, 12/31/2049 ‡ (b)	9,606	551
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	1,060,000	968,520
Home Depot, Inc. (The)
1.88%, 9/15/2031	770,000	649,746
4.95%, 6/25/2034	6,110,000	6,146,764
4.25%, 4/1/2046	301,000	257,606
3.63%, 4/15/2052	805,000	606,243
Lithia Motors, Inc. 3.88%, 6/1/2029 (a)	480,000	444,671
O'Reilly Automotive, Inc.
1.75%, 3/15/2031	73,000	61,316
4.70%, 6/15/2032	90,000	88,445
Penske Automotive Group, Inc. 3.75%, 6/15/2029	989,000	920,563
PetSmart, Inc. 4.75%, 2/15/2028 (a)	2,465,000	2,340,560
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a)	1,450,000	1,364,983
TJX Cos., Inc. (The) 3.88%, 4/15/2030	160,000	154,673
		19,123,602
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.
4.38%, 5/13/2045	429,000	387,859
2.65%, 2/8/2051	1,140,000	726,185
2.70%, 8/5/2051	670,000	428,509
2.85%, 8/5/2061	750,000	465,174
Seagate HDD Cayman
4.09%, 6/1/2029	150,000	142,068
3.13%, 7/15/2029	335,000	295,992
8.25%, 12/15/2029	924,000	989,898
4.13%, 1/15/2031	114,000	103,570
8.50%, 7/15/2031	600,000	645,236
9.63%, 12/1/2032	140,000	158,817
Xerox Holdings Corp. 8.88%, 11/30/2029 (a)	480,000	396,097
		4,739,405
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Textiles, Apparel & Luxury Goods — 0.0% ^
William Carter Co. (The) 5.63%, 3/15/2027 (a)	205,000	204,355
Tobacco — 0.7%
Altria Group, Inc.
2.45%, 2/4/2032	480,000	404,567
5.63%, 2/6/2035	5,385,000	5,474,831
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	1,045,000	973,907
4.39%, 8/15/2037	5,529,000	4,900,459
3.73%, 9/25/2040	2,874,000	2,253,032
5.65%, 3/16/2052	1,080,000	1,024,642
Imperial Brands Finance plc (United Kingdom) 5.88%, 7/1/2034 (a)	8,860,000	9,007,566
Philip Morris International, Inc.
3.13%, 3/2/2028	459,000	442,017
5.75%, 11/17/2032	820,000	860,056
5.38%, 2/15/2033	1,545,000	1,581,139
5.63%, 9/7/2033	6,640,000	6,905,142
5.25%, 2/13/2034	5,610,000	5,679,171
4.38%, 11/15/2041	345,000	302,950
		39,809,479
Trading Companies & Distributors — 0.2%
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	1,272,000	1,263,776
Imola Merger Corp. 4.75%, 5/15/2029 (a)	740,000	711,903
United Rentals North America, Inc.
4.88%, 1/15/2028	1,245,000	1,228,070
5.25%, 1/15/2030	1,195,000	1,181,645
6.13%, 3/15/2034 (a)	1,725,000	1,744,479
WESCO Distribution, Inc.
7.25%, 6/15/2028 (a)	700,000	712,083
6.38%, 3/15/2029 (a)	1,015,000	1,032,568
6.63%, 3/15/2032 (a)	740,000	755,740
6.38%, 3/15/2033 (a) (k)	270,000	272,514
		8,902,778
Water Utilities — 0.0% ^
American Water Capital Corp.
5.15%, 3/1/2034	500,000	503,419
5.45%, 3/1/2054	420,000	411,088
		914,507
Wireless Telecommunication Services — 0.3%
Hughes Satellite Systems Corp.
5.25%, 8/1/2026	185,000	172,148
6.63%, 8/1/2026	215,000	173,981
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	47

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Wireless Telecommunication Services — continued
T-Mobile USA, Inc.
4.80%, 7/15/2028	2,140,000	2,152,739
2.63%, 2/15/2029	1,493,000	1,379,492
3.38%, 4/15/2029	3,835,000	3,631,398
5.20%, 1/15/2033	1,050,000	1,060,747
5.05%, 7/15/2033	355,000	353,961
3.40%, 10/15/2052	1,505,000	1,038,086
5.75%, 1/15/2054	665,000	671,075
5.50%, 1/15/2055	1,500,000	1,453,906
United States Cellular Corp. 6.70%, 12/15/2033	1,499,000	1,619,467
Vodafone Group plc (United Kingdom) 5.75%, 6/28/2054	1,000,000	979,381
		14,686,381
Total Corporate Bonds (Cost $1,685,824,757)		1,702,910,822
Mortgage-Backed Securities — 25.9%
FHLMC Gold Pools, 30 Year Pool # G60855, 4.50%, 12/1/2045	56,583	55,900
FHLMC Gold Pools, Other
Pool # WN1158, 1.80%, 11/1/2028	4,000,000	3,656,228
Pool # WN2203, 3.75%, 8/1/2032	1,200,000	1,139,414
Pool # WN3233, 3.19%, 7/1/2033	4,000,000	3,666,530
Pool # N31271, 4.50%, 1/1/2036	11,775	11,467
Pool # RE0003, 4.00%, 7/1/2049	1,958,607	1,859,775
Pool # RE6055, 2.50%, 8/1/2050	12,770,501	10,492,101
FHLMC UMBS, 15 Year Pool # SB1377, 1.00%, 3/1/2037	12,996,798	11,413,736
FHLMC UMBS, 20 Year Pool # SC0310, 2.00%, 8/1/2042	827,617	713,941
FHLMC UMBS, 30 Year
Pool # SI2041, 3.00%, 10/1/2049	13,229,497	11,659,381
Pool # QA5045, 4.00%, 11/1/2049	41,845	39,719
Pool # RA1983, 3.00%, 2/1/2050	3,795,809	3,353,451
Pool # QB1397, 2.50%, 7/1/2050	1,962,054	1,644,078
Pool # SD8089, 2.50%, 7/1/2050	3,959,614	3,347,707
Pool # QB1686, 2.50%, 8/1/2050	2,693,312	2,284,585
Pool # QB2772, 2.50%, 8/1/2050	1,990,057	1,679,415
Pool # SI2064, 3.00%, 8/1/2050	4,294,279	3,788,126
Pool # RA5422, 3.00%, 6/1/2051	7,596,122	6,682,785
Pool # QC7968, 2.50%, 10/1/2051	3,688,643	3,120,741
Pool # RA6228, 2.50%, 11/1/2051	4,646,594	3,927,599
Pool # QD0295, 3.00%, 11/1/2051	4,110,197	3,618,807
Pool # RA6222, 3.00%, 11/1/2051	3,055,682	2,674,503
Pool # SD2968, 2.00%, 12/1/2051	6,029,354	4,890,402
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # RA6359, 2.50%, 12/1/2051	4,485,891	3,766,870
Pool # RA6617, 2.50%, 1/1/2052	6,356,881	5,370,188
Pool # RA6815, 2.50%, 2/1/2052	1,391,256	1,175,595
Pool # SD3770, 2.50%, 3/1/2052	2,135,528	1,794,359
Pool # SD2301, 3.50%, 3/1/2052	1,223,472	1,118,295
Pool # SD7554, 2.50%, 4/1/2052	6,401,518	5,442,551
Pool # QE1075, 3.00%, 4/1/2052	1,379,143	1,211,361
Pool # SD1464, 3.00%, 5/1/2052	939,078	820,303
Pool # SD1844, 3.00%, 6/1/2052	15,126,064	13,274,058
Pool # RA7468, 4.00%, 6/1/2052	9,173,342	8,617,120
Pool # RA7522, 4.50%, 6/1/2052	5,279,421	5,098,294
Pool # SD3781, 4.00%, 7/1/2052	4,682,335	4,399,394
Pool # SD1303, 4.50%, 7/1/2052	1,323,281	1,279,072
Pool # SD1189, 5.00%, 7/1/2052	8,021,405	7,925,447
Pool # SD1305, 5.00%, 7/1/2052	13,287,298	13,136,737
Pool # QE8520, 3.50%, 8/1/2052	12,989,895	11,805,120
Pool # SD4181, 3.50%, 8/1/2052	5,136,285	4,699,518
Pool # QE8091, 4.00%, 8/1/2052	1,563,393	1,468,841
Pool # SD1725, 4.00%, 10/1/2052	1,743,360	1,637,742
Pool # QF3433, 5.00%, 11/1/2052	1,872,261	1,862,029
Pool # RA8766, 5.00%, 3/1/2053	1,748,868	1,726,494
Pool # SD3567, 4.50%, 5/1/2053	3,470,675	3,351,965
Pool # SD3879, 5.00%, 5/1/2053	8,474,490	8,362,572
Pool # RA9669, 5.00%, 8/1/2053	3,649,001	3,594,782
Pool # RA9626, 5.50%, 8/1/2053	6,324,381	6,377,562
Pool # RJ1261, 5.00%, 4/1/2054	5,367,090	5,287,906
Pool # RJ1756, 4.50%, 6/1/2054	6,176,798	5,966,068
Pool # SD6729, 4.50%, 8/1/2054	9,807,683	9,473,956
Pool # RJ2912, 5.50%, 11/1/2054	6,744,156	6,794,883
Pool # RJ2914, 5.50%, 11/1/2054	10,903,395	10,972,852
Pool # SD7411, 5.50%, 1/1/2055 (k)	16,948,042	17,027,719
FNMA / FHLMC UMBS, Single Family, 30 Year
TBA, 5.00%, 3/25/2055 (k)	37,940,000	37,320,792
TBA, 6.00%, 3/25/2055 (k)	49,000,000	49,800,524
FNMA UMBS, 15 Year Pool # FM8445, 3.00%, 4/1/2033	2,213,502	2,172,979
FNMA UMBS, 20 Year Pool # MA3004, 4.00%, 5/1/2037	267,838	261,803
FNMA UMBS, 30 Year
Pool # AL2374, 4.00%, 12/1/2041	78,396	75,873
Pool # AL4244, 4.00%, 7/1/2042	89,221	86,348
Pool # BM1164, 3.50%, 12/1/2045	66,902	62,116
Pool # MA3073, 4.50%, 7/1/2047	15,056	14,781
Pool # BK4769, 5.00%, 8/1/2048	272,004	273,482
Pool # BN5013, 5.00%, 1/1/2049	101,016	101,539
Pool # BO1073, 4.50%, 6/1/2049	12,818	12,455
SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BO3039, 3.00%, 7/1/2049	152,449	133,145
Pool # BN6475, 4.00%, 7/1/2049	7,483	7,102
Pool # BO2562, 4.00%, 7/1/2049	67,371	64,105
Pool # BO4519, 4.00%, 8/1/2049	3,364	3,189
Pool # BO2203, 3.50%, 9/1/2049	205,356	188,311
Pool # FS1186, 3.50%, 1/1/2050	1,515,075	1,375,002
Pool # FM3365, 3.00%, 3/1/2050	2,629,233	2,322,546
Pool # CA5702, 2.50%, 5/1/2050	1,174,481	995,153
Pool # CA6417, 3.00%, 7/1/2050	3,711,137	3,274,197
Pool # CA6587, 2.00%, 8/1/2050	1,889,939	1,533,628
Pool # BQ0795, 2.50%, 9/1/2050	3,939,687	3,325,519
Pool # CA6989, 2.50%, 9/1/2050	4,147,795	3,523,783
Pool # FM5179, 2.00%, 12/1/2050	13,702,770	11,134,528
Pool # BQ4516, 2.00%, 2/1/2051	7,453,598	6,009,435
Pool # CB0397, 3.00%, 5/1/2051	941,341	827,454
Pool # FS5384, 2.50%, 6/1/2051	5,334,639	4,512,148
Pool # BT2415, 2.50%, 7/1/2051	6,185,160	5,202,142
Pool # FM7957, 2.50%, 7/1/2051	13,869,002	11,748,118
Pool # CB1401, 3.00%, 8/1/2051	5,155,173	4,554,016
Pool # CB1406, 3.00%, 8/1/2051	12,961,762	11,393,508
Pool # CB1411, 3.00%, 8/1/2051	3,385,111	2,975,576
Pool # CB1684, 3.00%, 9/1/2051	8,683,134	7,639,033
Pool # BU0070, 2.50%, 10/1/2051	834,988	701,457
Pool # FM9198, 2.50%, 11/1/2051	5,781,312	4,887,475
Pool # FS5389, 2.50%, 11/1/2051	2,539,451	2,146,547
Pool # CB2165, 3.00%, 11/1/2051	5,214,205	4,596,305
Pool # FS0009, 3.50%, 11/1/2051	2,835,485	2,583,021
Pool # FM9961, 3.00%, 12/1/2051	433,176	378,210
Pool # MA4494, 3.00%, 12/1/2051	3,672,989	3,221,657
Pool # FS4108, 4.00%, 12/1/2051	3,368,308	3,169,494
Pool # CB2637, 2.50%, 1/1/2052	412,703	346,641
Pool # FS0374, 2.50%, 1/1/2052	16,558,403	13,975,580
Pool # FS9472, 2.50%, 1/1/2052	6,002,134	5,060,086
Pool # BV0273, 3.00%, 1/1/2052	261,073	227,947
Pool # BV0492, 3.00%, 1/1/2052	3,623,586	3,185,149
Pool # CB2869, 2.50%, 2/1/2052	8,285,263	6,947,794
Pool # MA4548, 2.50%, 2/1/2052	5,902,812	4,953,169
Pool # BV3930, 3.00%, 2/1/2052	522,639	457,477
Pool # BV0295, 3.50%, 2/1/2052	514,196	476,091
Pool # FS7119, 2.50%, 3/1/2052	6,353,263	5,358,959
Pool # FS7150, 2.50%, 3/1/2052	8,316,750	7,029,944
Pool # FS7942, 2.50%, 3/1/2052	7,952,871	6,717,376
Pool # FS0957, 3.00%, 3/1/2052	247,370	215,668
Pool # FS1954, 3.00%, 3/1/2052	1,575,853	1,408,676
Pool # FS4393, 3.00%, 3/1/2052	2,967,591	2,594,723
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # CB3132, 3.50%, 3/1/2052	2,722,569	2,473,236
Pool # FS1538, 3.00%, 4/1/2052	7,922,091	6,974,876
Pool # CB3378, 4.00%, 4/1/2052	2,891,039	2,715,745
Pool # CB3384, 4.00%, 4/1/2052	6,694,264	6,289,070
Pool # BW6017, 3.50%, 5/1/2052	571,760	523,800
Pool # CB3504, 3.50%, 5/1/2052	12,848,018	11,719,221
Pool # CB3608, 3.50%, 5/1/2052	4,505,344	4,094,523
Pool # FS2588, 4.50%, 8/1/2052	1,474,174	1,424,922
Pool # FS3536, 4.50%, 8/1/2052	1,660,040	1,603,200
Pool # CB4830, 4.50%, 9/1/2052	1,373,754	1,326,870
Pool # FS3829, 4.50%, 9/1/2052	1,269,207	1,226,803
Pool # CB4624, 5.00%, 9/1/2052	7,694,909	7,609,801
Pool # CB4628, 5.00%, 9/1/2052	2,070,593	2,044,862
Pool # FS2982, 5.00%, 9/1/2052	2,729,657	2,697,425
Pool # BW7443, 4.50%, 10/1/2052	8,423,599	8,136,969
Pool # CB4837, 5.00%, 10/1/2052	1,447,870	1,436,653
Pool # BW1328, 5.00%, 11/1/2052	8,312,802	8,206,500
Pool # BX0627, 5.00%, 11/1/2052	1,759,683	1,748,270
Pool # CB5413, 4.00%, 12/1/2052	1,914,399	1,801,400
Pool # CB5428, 4.50%, 12/1/2052	1,920,072	1,861,139
Pool # BX3808, 5.00%, 3/1/2053	701,297	695,456
Pool # BX3811, 5.00%, 3/1/2053	1,518,714	1,500,586
Pool # CB5896, 5.00%, 3/1/2053	1,711,504	1,691,021
Pool # BX3824, 5.50%, 3/1/2053	337,081	339,778
Pool # CB5907, 5.50%, 3/1/2053	986,696	998,295
Pool # BY4714, 5.00%, 6/1/2053	3,069,219	3,022,601
Pool # BY4776, 5.00%, 7/1/2053	2,899,178	2,854,784
Pool # BY4736, 5.50%, 7/1/2053	2,655,491	2,676,743
Pool # BY7218, 5.00%, 9/1/2053	1,529,545	1,505,554
Pool # FS7420, 6.00%, 1/1/2054	3,227,675	3,296,193
Pool # DB3630, 5.50%, 6/1/2054	1,965,797	1,984,760
Pool # DB4826, 5.50%, 11/1/2054	7,617,452	7,632,072
Pool # DB4845, 5.00%, 12/1/2054	14,930,739	14,816,822
Pool # DC6726, 5.00%, 12/1/2054	6,991,698	6,909,309
Pool # FA0345, 5.50%, 2/1/2055	11,118,582	11,200,171
FNMA, Other
Pool # AM8846, 2.68%, 5/1/2025	133,079	132,311
Pool # AM0414, 2.87%, 9/1/2027	386,487	373,748
Pool # AN7560, 2.90%, 12/1/2027	175,980	169,194
Pool # BS8981, 5.04%, 2/1/2029	3,810,065	3,901,616
Pool # BL2367, 3.48%, 5/1/2029	517,558	499,674
Pool # BS6079, 3.52%, 7/1/2029	2,500,000	2,418,931
Pool # AN6730, 3.01%, 9/1/2029	1,956,195	1,853,221
Pool # BS6621, 3.50%, 9/1/2029	4,000,000	3,845,212
Pool # BS7011, 4.81%, 9/1/2029	2,943,219	2,979,037
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	49

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BS8075, 5.00%, 9/1/2029	1,495,529	1,533,680
Pool # BZ1760, 4.82%, 11/1/2029	5,532,040	5,624,631
Pool # BS1577, 1.82%, 2/1/2030	832,428	739,592
Pool # BS6827, 4.19%, 5/1/2030	895,436	886,303
Pool # BS4878, 2.44%, 6/1/2030	577,433	525,299
Pool # BS8846, 4.09%, 7/1/2030	2,500,000	2,461,391
Pool # BS9022, 4.46%, 7/1/2030	2,640,000	2,645,498
Pool # 387898, 3.71%, 8/1/2030	720,989	692,716
Pool # BS6088, 4.04%, 8/1/2030	4,615,000	4,504,790
Pool # BS5171, 2.51%, 10/1/2030	1,925,000	1,743,936
Pool # BS5985, 3.99%, 11/1/2030	420,178	410,678
Pool # BS8033, 4.43%, 11/1/2030	3,083,711	3,083,146
Pool # BS8306, 4.52%, 12/1/2030	2,948,964	2,961,145
Pool # BS9296, 4.80%, 12/1/2030	2,502,281	2,547,356
Pool # BL9645, 1.50%, 1/1/2031	100,000	84,880
Pool # BL9627, 1.56%, 1/1/2031	500,000	425,491
Pool # BS1731, 1.82%, 1/1/2031	940,915	819,047
Pool # BS1304, 1.54%, 3/1/2031	1,500,000	1,270,149
Pool # BS2422, 1.67%, 7/1/2031	1,200,000	1,014,545
Pool # BS2898, 1.56%, 9/1/2031	1,000,000	837,385
Pool # BS4116, 2.28%, 10/1/2031	754,983	661,265
Pool # BZ2139, 4.00%, 10/1/2031	11,300,000	10,999,553
Pool # BS3612, 1.93%, 11/1/2031	1,500,000	1,279,383
Pool # BM6857, 1.83%, 12/1/2031 (i)	23,348,256	19,848,415
Pool # BS4505, 1.93%, 1/1/2032	8,000,000	6,865,399
Pool # BS4563, 2.01%, 1/1/2032	1,100,000	945,511
Pool # BS3464, 2.03%, 1/1/2032	1,111,007	955,339
Pool # BZ2889, 4.37%, 1/1/2032	5,994,108	5,958,531
Pool # BZ2252, 4.65%, 1/1/2032	8,692,008	8,777,742
Pool # BS4709, 2.22%, 2/1/2032	2,000,000	1,722,588
Pool # BM7037, 1.76%, 3/1/2032 (i)	1,097,460	920,224
Pool # BS4654, 2.39%, 3/1/2032	1,416,560	1,245,982
Pool # BL6367, 1.82%, 4/1/2032	318,545	270,809
Pool # BS5130, 2.55%, 4/1/2032	474,212	423,291
Pool # BS5463, 3.34%, 5/1/2032	1,713,510	1,603,515
Pool # BS5597, 3.59%, 5/1/2032	1,175,000	1,107,409
Pool # BS5195, 2.80%, 6/1/2032	2,022,219	1,815,625
Pool # BS5875, 3.66%, 6/1/2032	2,078,772	1,963,980
Pool # BZ2225, 4.83%, 7/1/2032	2,000,000	2,034,693
Pool # BS6301, 3.67%, 8/1/2032	945,000	894,152
Pool # BS6385, 3.89%, 8/1/2032	2,403,297	2,316,354
Pool # BS6448, 3.93%, 8/1/2032	1,550,000	1,491,918
Pool # BS6502, 3.41%, 9/1/2032	2,902,569	2,719,621
Pool # BS6335, 3.75%, 9/1/2032	1,023,567	978,239
Pool # BS6339, 3.80%, 9/1/2032	1,056,986	1,006,291
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # BS6347, 4.03%, 9/1/2032	350,000	334,099
Pool # BM6466, 1.33%, 10/1/2032 (i)	11,781,340	9,491,802
Pool # BS6417, 3.83%, 10/1/2032	2,566,708	2,454,175
Pool # BS6951, 3.90%, 10/1/2032	13,290,000	12,734,838
Pool # BS6759, 3.97%, 10/1/2032	875,223	841,425
Pool # BZ1174, 5.33%, 10/1/2032	9,956,983	10,377,413
Pool # BL8708, 1.40%, 11/1/2032	200,000	160,351
Pool # BM6491, 1.46%, 11/1/2032 (i)	13,789,479	11,232,650
Pool # BS6995, 4.18%, 11/1/2032	1,015,000	992,567
Pool # BS6849, 4.23%, 11/1/2032	774,531	761,373
Pool # BS6815, 4.71%, 11/1/2032	1,283,000	1,296,716
Pool # BS6994, 4.85%, 11/1/2032	661,000	674,334
Pool # BS7203, 4.98%, 11/1/2032	1,249,000	1,281,646
Pool # BS7095, 4.80%, 12/1/2032	1,023,597	1,042,156
Pool # BM6552, 1.56%, 1/1/2033 (i)	19,144,980	15,681,462
Pool # BS7663, 4.71%, 1/1/2033	1,975,701	1,993,873
Pool # AN8257, 3.26%, 2/1/2033	931,463	860,600
Pool # BS7671, 4.76%, 2/1/2033	2,177,000	2,211,009
Pool # BS8334, 4.71%, 3/1/2033	2,368,369	2,387,706
Pool # BS1636, 2.25%, 4/1/2033	1,138,043	972,593
Pool # BS7740, 4.11%, 4/1/2033	2,000,000	1,938,794
Pool # BS8277, 4.39%, 4/1/2033	3,014,000	2,984,310
Pool # BS8157, 4.51%, 4/1/2033	2,750,000	2,745,458
Pool # BS8256, 4.53%, 4/1/2033	2,000,000	1,987,378
Pool # BS8055, 4.71%, 4/1/2033	1,500,000	1,516,238
Pool # BS8250, 4.51%, 5/1/2033	1,724,513	1,723,249
Pool # BS8152, 4.55%, 5/1/2033	2,000,000	2,001,899
Pool # BS8703, 4.48%, 6/1/2033	3,000,000	2,984,980
Pool # AN6000, 3.21%, 7/1/2033	938,709	859,089
Pool # AN9725, 3.76%, 7/1/2033	98,056	93,443
Pool # BS8883, 4.58%, 7/1/2033	2,558,000	2,547,759
Pool # BS9146, 4.35%, 8/1/2033	2,000,000	1,972,811
Pool # BS2496, 1.88%, 9/1/2033	25,000,000	20,422,033
Pool # BS6038, 3.98%, 9/1/2033	2,085,000	1,979,888
Pool # BS8897, 4.55%, 9/1/2033	3,115,000	3,119,153
Pool # BS9616, 4.79%, 9/1/2033	1,203,000	1,216,483
Pool # BS9470, 4.45%, 10/1/2033	3,000,000	2,979,180
Pool # BS9182, 4.52%, 10/1/2033	1,216,000	1,213,667
Pool # BS9310, 4.64%, 10/1/2033	1,718,898	1,730,399
Pool # BS4197, 2.14%, 12/1/2033	488,961	411,689
Pool # BZ0419, 4.25%, 1/1/2034	5,000,000	4,891,740
Pool # BZ0410, 4.52%, 1/1/2034	10,440,000	10,419,337
Pool # BZ0430, 4.32%, 2/1/2034	3,625,000	3,562,204
Pool # BZ0420, 4.60%, 2/1/2034	20,000,000	20,071,866
Pool # BZ0401, 4.52%, 3/1/2034	15,000,000	14,962,361
SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BL3625, 2.89%, 9/1/2034	2,107,000	1,841,272
Pool # BL3756, 2.92%, 9/1/2034	4,968,324	4,381,411
Pool # BS6427, 3.75%, 9/1/2034	1,010,000	946,715
Pool # BL3772, 2.92%, 10/1/2034	685,635	609,632
Pool # BZ2226, 4.46%, 11/1/2034	9,357,710	9,290,277
Pool # BZ3308, 5.22%, 3/1/2035 ‡ (k)	10,000,000	10,082,813
Pool # BS5018, 2.88%, 10/1/2035	750,000	635,862
Pool # AN7345, 3.21%, 11/1/2037	601,192	532,289
Pool # MA1072, 3.50%, 5/1/2042	7,858	7,355
Pool # BF0163, 5.00%, 11/1/2046	6,846,591	6,874,618
Pool # BF0533, 2.50%, 11/1/2050	1,069,718	915,913
Pool # BF0230, 5.50%, 1/1/2058	342,434	353,820
Pool # BF0300, 4.00%, 8/1/2058	5,076,982	4,800,013
Pool # BF0400, 4.00%, 8/1/2059	566,216	529,731
Pool # BF0440, 3.00%, 1/1/2060	4,659,247	4,053,229
Pool # BF0497, 3.00%, 7/1/2060	61,794	52,549
Pool # BF0520, 3.00%, 1/1/2061	2,727,470	2,363,335
Pool # BF0560, 2.50%, 9/1/2061	854,117	694,579
Pool # BF0562, 3.50%, 9/1/2061	750,737	669,139
Pool # BF0583, 4.00%, 12/1/2061	782,447	728,215
Pool # BF0586, 5.00%, 12/1/2061	740,341	732,192
Pool # BF0617, 2.50%, 3/1/2062	2,880,871	2,342,758
Pool # BF0759, 2.50%, 5/1/2062	7,381,241	6,002,495
Pool # BF0677, 4.00%, 9/1/2062	2,654,866	2,470,846
Pool # BF0736, 4.00%, 6/1/2063	18,184,268	16,923,827
Pool # BF0770, 4.50%, 9/1/2063	11,285,570	10,910,838
Pool # BF0787, 4.50%, 12/1/2063	14,994,563	14,510,265
Pool # BF0804, 3.00%, 4/1/2064 (k)	9,781,038	8,426,573
Pool # BF0808, 4.00%, 4/1/2064 (k)	17,798,845	16,758,482
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 2.50%, 3/25/2055 (k)	80,640,000	67,391,314
TBA, 3.00%, 3/25/2055 (k)	25,715,000	22,398,167
TBA, 4.50%, 3/25/2055 (k)	50,200,000	48,382,110
TBA, 5.50%, 3/25/2055 (k)	87,000,000	87,108,470
GNMA I, 30 Year
Pool # 783473, 3.50%, 11/15/2041	3,836,179	3,622,249
Pool # 785994, 4.00%, 2/15/2052	7,999,024	7,587,265
Pool # CO1928, 5.50%, 10/15/2052	1,173,561	1,227,942
Pool # CR2369, 6.00%, 1/15/2053	1,768,258	1,883,060
GNMA II
Pool # CE9366, ARM, 5.73%, 10/20/2071 (i)	4,862,433	4,997,879
Pool # CH4945, ARM, 5.75%, 10/20/2071 (i)	6,414,828	6,594,499
Pool # CH7776, ARM, 5.84%, 10/20/2071 (i)	5,914,455	6,106,460
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # CJ7125, ARM, 5.89%, 10/20/2071 (i)	457,334	472,968
Pool # CJ7141, ARM, 5.82%, 11/20/2071 (i)	448,252	462,286
Pool # CE9384, ARM, 5.90%, 11/20/2071 (i)	775,417	802,274
Pool # CE5557, ARM, 5.99%, 11/20/2071 (i)	107,909	112,102
Pool # CK7234, ARM, 5.79%, 2/20/2072 (i)	6,336,368	6,533,503
Pool # CK2792, ARM, 5.97%, 3/20/2072 (i)	833,318	868,275
Pool # CO0363, ARM, 6.13%, 7/20/2072 (i)	801,518	843,873
GNMA II, 30 Year
Pool # AJ9020, 4.50%, 10/20/2044	31,727	30,705
Pool # BB3525, 4.00%, 9/20/2047	19,003	18,042
Pool # AY2413, 4.25%, 10/20/2048	1,451,330	1,389,487
Pool # BJ9820, 4.20%, 1/20/2049	1,020,435	959,827
Pool # BM2418, 4.00%, 8/20/2049	13,226	12,709
Pool # BN7049, 4.50%, 8/20/2049	121,745	118,915
Pool # BP7160, 4.50%, 9/20/2049	64,019	64,093
Pool # CH1162, 3.50%, 6/20/2050	213,624	202,245
Pool # CB8492, 3.50%, 1/20/2051	1,586,063	1,516,598
Pool # CB8531, 3.50%, 2/20/2051	697,105	657,917
Pool # CC9803, 4.00%, 4/20/2051	208,995	197,819
Pool # MA7534, 2.50%, 8/20/2051	3,838,387	3,290,748
Pool # CH1291, 3.50%, 9/20/2051	878,671	811,979
Pool # CH1293, 3.50%, 9/20/2051	2,507,736	2,363,473
Pool # CH1292, 3.50%, 10/20/2051	1,010,796	941,278
Pool # MA7705, 2.50%, 11/20/2051	5,309,823	4,552,225
Pool # CH7863, 3.50%, 12/20/2051	640,850	591,495
Pool # CI2080, 3.50%, 12/20/2051	723,592	655,292
Pool # CH0876, 3.00%, 1/20/2052	93,606	83,309
Pool # CH0877, 3.00%, 1/20/2052	260,803	232,110
Pool # CH0878, 3.00%, 1/20/2052	262,143	233,300
Pool # CJ3916, 3.00%, 1/20/2052	698,738	637,109
Pool # CK2608, 3.00%, 1/20/2052	429,778	383,361
Pool # CK4909, 3.00%, 1/20/2052	93,689	83,380
Pool # CK4916, 3.00%, 1/20/2052	189,018	168,221
Pool # CJ8184, 3.50%, 1/20/2052	577,565	530,146
Pool # CK4918, 3.50%, 1/20/2052	68,839	63,465
Pool # CK7137, 4.00%, 1/20/2052	420,156	390,982
Pool # CK2667, 3.00%, 2/20/2052	561,172	499,526
Pool # CK2672, 3.50%, 2/20/2052	565,393	520,899
Pool # CM2154, 3.00%, 3/20/2052	728,572	647,166
Pool # CM2278, 3.50%, 4/20/2052	793,826	731,478
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	51

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # CO4826, 5.00%, 6/20/2052	540,500	534,819
Pool # CO4847, 5.00%, 7/20/2052	822,541	813,897
Pool # MA8200, 4.00%, 8/20/2052	1,667,108	1,575,102
Pool # MA8264, 2.50%, 9/20/2052	9,401,662	8,060,189
Pool # CO1924, 4.50%, 10/20/2052	1,162,468	1,159,847
Pool # CP8517, 4.50%, 10/20/2052	962,736	920,121
Pool # CO1925, 5.00%, 10/20/2052	965,506	987,269
Pool # MA8423, 2.50%, 11/20/2052	15,798,700	13,552,125
Pool # CO8957, 5.00%, 12/20/2052	6,478,140	6,353,722
Pool # 786842, 4.00%, 4/20/2053	8,226,681	7,670,247
Pool # CS4305, 5.50%, 6/20/2053	2,277,175	2,293,255
Pool # CV0175, 6.50%, 6/20/2053	983,837	1,030,138
Pool # CS4391, 5.50%, 7/20/2053	2,842,974	2,863,049
Pool # CW7288, 6.50%, 9/20/2053	1,104,094	1,143,663
Pool # DD2409, 6.50%, 6/20/2054	2,085,626	2,143,159
GNMA II, Other
Pool # CN0983, 3.50%, 4/20/2062	13,400,099	12,031,286
Pool # 787496, 6.00%, 7/20/2064	4,853,166	4,905,355
GNMA II, Single Family, 30 Year
TBA, 5.00%, 3/15/2055 (k)	31,025,000	30,636,030
TBA, 5.50%, 3/15/2055 (k)	11,000,000	11,027,070
Total Mortgage-Backed Securities (Cost $1,485,976,860)		1,499,187,258
Asset-Backed Securities — 13.0%
ACC Trust Series 2022-1, Class C, 3.24%, 10/20/2025 (a)	954,620	319,322
ACHV ABS TRUST
Series 2023-2PL, Class C, 7.27%, 5/20/2030 (a)	660,384	661,867
Series 2023-3PL, Class C, 7.35%, 8/19/2030 (a)	1,215,745	1,222,415
ACM Auto Trust Series 2023-2A, Class A, 7.97%, 6/20/2030 (a)	334,296	335,447
ACRE Commercial Mortgage Ltd. Series 2021-FL4, Class B, 6.33%, 12/18/2037 (a) (i)	250,000	243,856
Air Canada Pass-Through Trust (Canada) Series 2017-1, Class AA, 3.30%, 1/15/2030 (a)	333,600	312,497
Ajax Mortgage Loan Trust Series 2021-G, Class A, 4.88%, 6/25/2061 (a) (i)	4,286,758	4,237,324
American Airlines Pass-Through Trust Series 2015-2, Class A, 4.00%, 9/22/2027	161,275	155,825
American Credit Acceptance Receivables Trust
Series 2022-2, Class E, 6.57%, 6/13/2028 (a)	300,000	300,623
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2022-3, Class D, 5.83%, 10/13/2028 (a)	414,791	416,778
Series 2023-3, Class D, 6.82%, 10/12/2029 (a)	1,955,000	2,013,569
American Homes 4 Rent Trust
Series 2015-SFR1, Class E, 5.64%, 4/17/2052 (a)	150,000	149,768
Series 2015-SFR1, Class F, 5.89%, 4/17/2052 (a)	400,000	399,268
Series 2015-SFR2, Class A, 3.73%, 10/17/2052 (a)	85,660	85,164
AMSR Trust
Series 2023-SFR2G, Class G1, 4.50%, 8/19/2028 ‡	3,000,000	2,451,102
Series 2020-SFR2, Class E2, 4.28%, 7/17/2037 (a)	675,000	670,949
Series 2020-SFR3, Class E1, 2.56%, 9/17/2037 (a)	2,082,000	2,050,435
Series 2020-SFR3, Class E2, 2.76%, 9/17/2037 (a)	350,000	344,678
Series 2020-SFR4, Class A, 1.36%, 11/17/2037 (a)	1,203,558	1,180,676
Series 2020-SFR5, Class D, 2.18%, 11/17/2037 (a)	3,000,000	2,939,743
Series 2020-SFR4, Class E2, 2.46%, 11/17/2037 (a)	425,000	417,470
Series 2020-SFR5, Class F, 2.69%, 11/17/2037 (a)	1,500,000	1,469,806
Series 2021-SFR3, Class C, 1.80%, 10/17/2038 (a)	1,900,000	1,816,892
Series 2021-SFR4, Class F1, 3.16%, 12/17/2038 (a)	6,000,000	5,644,084
Series 2022-SFR1, Class F, 6.02%, 3/17/2039 (a)	750,000	744,504
Series 2022-SFR3, Class D, 4.00%, 10/17/2039 (a)	2,120,000	2,038,575
Series 2022-SFR3, Class E1, 4.00%, 10/17/2039 (a)	1,400,000	1,346,885
Series 2022-SFR3, Class E2, 4.00%, 10/17/2039 (a)	3,504,000	3,346,549
Series 2022-SFR3, Class F, 4.00%, 10/17/2039 (a)	7,000,000	6,541,167
Series 2023-SFR1, Class E2, 4.00%, 4/17/2040 (a)	2,505,000	2,344,930
Series 2023-SFR1, Class F, 4.00%, 4/17/2040 (a)	7,750,000	7,101,410
Series 2023-SFR2, Class E1, 3.95%, 6/17/2040 (a)	3,300,000	3,095,713
SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Aqua Finance Trust
Series 2019-A, Class B, 3.47%, 7/16/2040 (a)	132,315	129,035
Series 2019-A, Class D, 6.07%, 7/16/2040 (a)	2,697,400	2,656,015
Series 2020-AA, Class D, 7.15%, 7/17/2046 (a)	3,016,532	2,978,186
Avis Budget Rental Car Funding AESOP LLC
Series 2020-1A, Class D, 3.34%, 8/20/2026 (a)	7,000,000	6,944,494
Series 2024-2A, Class C, 6.01%, 10/20/2028 (a)	1,200,000	1,209,958
Bastion Funding I LLC Series 2023-1A, Class A2, 7.12%, 4/25/2038 ‡ (a)	2,096,648	2,104,483
BG Beta Ltd. (Cayman Islands)
7.12%, 7/16/2054 ‡	3,861,000	3,917,981
7.12%, 7/16/2054 ‡	4,057,499	4,086,713
Bridge Trust Series 2022-SFR1, Class A, 3.40%, 11/17/2037 (a)	7,364,270	7,275,166
Bridgecrest Lending Auto Securitization Trust
Series 2023-1, Class C, 7.10%, 8/15/2029	5,000,000	5,150,152
Series 2024-3, Class D, 5.83%, 5/15/2030	3,937,000	4,008,649
Series 2025-1, Class D, 5.64%, 11/15/2030	12,700,000	12,848,819
Business Jet Securities LLC
Series 2024-2A, Class B, 5.75%, 9/15/2039 ‡ (a)	14,107,609	14,025,594
Series 2024-2A, Class C, 7.97%, 9/15/2039 ‡ (a)	1,457,827	1,458,022
BXG Receivables Note Trust
Series 2020-A, Class C, 4.22%, 2/28/2036 (a)	1,436,146	1,380,228
Series 2022-A, Class A, 4.12%, 9/28/2037 (a)	3,244,852	3,194,937
Series 2023-A, Class C, 7.38%, 11/15/2038 (a)	1,594,177	1,625,194
CarMax Auto Owner Trust Series 2023-4, Class A3, 6.00%, 7/17/2028	725,000	738,038
Carvana Auto Receivables Trust
Series 2022-P1, Class A4, 3.52%, 2/10/2028	3,500,000	3,455,208
Series 2023-P2, Class A4, 5.38%, 3/12/2029 (a)	2,000,000	2,032,449
Series 2023-P3, Class A4, 5.71%, 7/10/2029 (a)	709,000	728,000
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2023-N3, Class C, 6.55%, 12/10/2029 (a)	3,489,000	3,571,024
Cascade MH Asset Trust
Series 2019-MH1, Class B, 5.00%, 11/25/2044 ‡ (a) (i)	401,843	367,173
Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (a)	683,663	607,055
Series 2022-MH1, Class M, 4.25%, 8/25/2054 ‡ (a) (j)	878,915	704,079
Series 2024-MH1, Class B1, 7.50%, 11/25/2056 (a) (i)	2,402,000	2,503,050
Series 2024-MH1, Class B2, 8.35%, 11/25/2056 (a) (i)	2,414,000	2,409,498
Continental Finance Credit Card ABS Master Trust Series 2022-A, Class A, 6.19%, 10/15/2030 (a)	825,000	827,498
CoreVest American Finance Trust
Series 2019-1, Class E, 5.53%, 3/15/2052 (a) (i)	551,000	549,317
Series 2019-2, Class E, 5.14%, 6/15/2052 (a) (i)	1,043,000	959,169
Series 2019-3, Class E, 4.72%, 10/15/2052 (a) (i)	570,000	509,759
CPS Auto Receivables Trust
Series 2022-D, Class D, 8.73%, 1/16/2029 (a)	1,000,000	1,054,489
Series 2023-A, Class D, 6.44%, 4/16/2029 (a)	723,000	738,282
Series 2023-D, Class C, 7.17%, 1/15/2030 (a)	4,100,000	4,213,588
Series 2022-C, Class C, 5.28%, 4/15/2030 (a)	883,099	884,959
Credit Acceptance Auto Loan Trust
Series 2022-3A, Class D, 9.00%, 4/18/2033 (a)	1,000,000	1,034,045
Series 2023-1A, Class C, 7.71%, 7/15/2033 (a)	1,675,000	1,740,539
Series 2023-2A, Class C, 7.15%, 9/15/2033 (a)	1,500,000	1,545,577
Series 2023-3A, Class C, 7.62%, 12/15/2033 (a)	2,700,000	2,821,451
Series 2023-5A, Class C, 7.30%, 4/17/2034 (a)	4,820,000	5,024,458
7.68%, 4/17/2034 ‡	5,000,000	5,048,000
Credit One Ltd., 6.47%, 2/25/2029 ‡ (a)	5,000,000	5,038,000
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (a)	250,000	242,484
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	53

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Diamond Resorts Owner Trust
Series 2021-1A, Class A, 1.51%, 11/21/2033 (a)	101,427	99,657
Series 2021-1A, Class D, 3.83%, 11/21/2033 (a)	88,971	87,311
DLLAA LLC Series 2023-1A, Class A3, 5.64%, 2/22/2028 (a)	1,265,000	1,284,685
DP Lion Holdco LLC Series 2023-1A, Class B, 12.73%, 11/30/2043 ‡	1,303,914	1,340,815
Drive Auto Receivables Trust Series 2024-2, Class D, 4.94%, 5/17/2032	5,800,000	5,799,245
DT Auto Owner Trust
Series 2022-3A, Class C, 7.69%, 7/17/2028 (a)	1,350,000	1,368,920
Series 2023-1A, Class D, 6.44%, 11/15/2028 (a)	1,440,000	1,464,999
Series 2023-2A, Class D, 6.62%, 2/15/2029 (a)	1,600,000	1,638,033
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class C, 2.09%, 8/27/2035 (a)	222,733	210,340
Series 2021-A, Class D, 3.32%, 8/27/2035 (a)	79,547	74,291
Energy Assets, 8.11%, 8/25/2044 ‡	1,516,147	1,532,772
Exeter Automobile Receivables Trust
Series 2023-2A, Class C, 5.75%, 7/17/2028	969,000	977,698
Series 2022-3A, Class D, 6.76%, 9/15/2028	1,000,000	1,018,000
Series 2022-5A, Class D, 7.40%, 2/15/2029	1,000,000	1,031,368
Series 2022-6A, Class D, 8.03%, 4/6/2029	1,291,000	1,344,052
Series 2023-4A, Class D, 6.95%, 12/17/2029	1,205,000	1,244,754
Series 2024-2A, Class D, 5.92%, 2/15/2030	5,370,000	5,479,108
Series 2022-4A, Class E, 8.23%, 3/15/2030 (a)	1,000,000	1,021,808
Series 2024-1A, Class D, 5.84%, 6/17/2030	9,486,000	9,686,156
Series 2023-4A, Class E, 9.57%, 2/18/2031 (a)	1,120,000	1,208,301
FHF Issuer Trust
Series 2023-2A, Class B, 7.49%, 11/15/2029 (a)	4,550,000	4,785,315
Series 2024-1A, Class B, 6.26%, 3/15/2030 (a)	807,000	833,800
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

FHF Trust Series 2022-2A, Class A, 6.14%, 12/15/2027 (a)	327,889	329,778
First Investors Auto Owner Trust
Series 2021-2A, Class C, 1.47%, 11/15/2027 (a)	2,662,000	2,616,597
Series 2023-1A, Class C, 6.81%, 12/17/2029 (a)	1,300,000	1,348,775
FirstKey Homes Trust
Series 2020-SFR1, Class H, PO, 8/17/2037 ‡ (a)	7,656,000	7,386,674
Series 2020-SFR1, Class E, 2.79%, 8/17/2037 (a)	2,300,000	2,268,792
Series 2020-SFR1, Class F1, 3.64%, 8/17/2037 (a)	2,201,000	2,174,688
Series 2020-SFR2, Class E, 2.67%, 10/19/2037 (a)	8,800,000	8,647,453
Series 2020-SFR2, Class F1, 3.02%, 10/19/2037 (a)	1,000,000	982,935
Series 2020-SFR2, Class F2, 3.12%, 10/19/2037 (a)	560,000	550,244
Series 2022-SFR3, Class F1, PO, 7/17/2038 ‡ (a)	7,000,000	6,365,639
Series 2022-SFR3, Class F2, PO, 7/17/2038 ‡ (a)	3,000,000	2,717,312
Series 2022-SFR3, Class D, 3.50%, 7/17/2038 (a)	1,250,000	1,215,373
Series 2022-SFR3, Class E1, 3.50%, 7/17/2038 (a)	4,500,000	4,345,004
Series 2021-SFR1, Class E1, 2.39%, 8/17/2038 (a)	500,000	479,291
Series 2021-SFR1, Class F1, 3.24%, 8/17/2038 (a)	1,668,000	1,609,062
Series 2021-SFR1, Class F2, 3.45%, 8/17/2038 (a)	4,712,000	4,525,584
Series 2021-SFR1, Class F3, 3.69%, 8/17/2038 (a)	5,000,000	4,784,855
Series 2021-SFR2, Class E1, 2.26%, 9/17/2038 (a)	635,000	607,316
Series 2021-SFR2, Class E2, 2.36%, 9/17/2038 (a)	814,000	777,150
Series 2021-SFR2, Class F2, 3.16%, 9/17/2038 (a)	7,886,000	7,399,738
Series 2022-SFR1, Class F1, PO, 5/19/2039 ‡ (a)	6,000,000	5,135,112
Series 2022-SFR1, Class F2, PO, 5/19/2039 ‡ (a)	2,600,000	2,197,011
Series 2022-SFR1, Class E1, 5.00%, 5/19/2039 (a)	3,165,000	3,126,121
SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2022-SFR1, Class E2, 5.00%, 5/19/2039 (a)	3,094,000	3,037,301
Series 2022-SFR2, Class E2, 4.50%, 7/17/2039 (a)	492,000	475,521
Series 2022-SFR2, Class F1, 4.50%, 7/17/2039 (a)	6,600,000	6,344,020
Series 2022-SFR2, Class F2, 4.50%, 7/17/2039 (a)	3,000,000	2,867,879
Series 2022-SFR2, Class G, 4.50%, 7/17/2039 (a)	4,710,000	4,429,322
Flagship Credit Auto Trust
Series 2020-4, Class D, 2.18%, 2/16/2027 (a)	240,282	237,725
Series 2021-4, Class C, 1.96%, 12/15/2027 (a)	500,000	490,911
Series 2023-2, Class C, 5.81%, 5/15/2029 (a)	535,000	540,005
FMC GMSR Issuer Trust
Series 2021-GT1, Class B, 4.36%, 7/25/2026 (a) (i)	1,900,000	1,765,530
Series 2024-SAT1, Class A, 6.50%, 3/26/2027 (a) (i)	6,900,000	6,916,165
Series 2022-GT1, Class A, 6.19%, 4/25/2027 (a)	7,000,000	6,994,020
Series 2022-GT1, Class B, 7.17%, 4/25/2027 (a)	600,000	591,589
Series 2022-GT2, Class B, 10.07%, 7/25/2027 (a)	1,000,000	1,017,203
Foundation Finance Trust
Series 2020-1A, Class B, 4.62%, 7/16/2040 (a)	300,000	299,053
Series 2020-1A, Class C, 5.75%, 7/16/2040 (a)	1,450,000	1,448,634
Series 2021-1A, Class C, 2.99%, 5/15/2041 (a)	350,944	332,353
Series 2023-1A, Class D, 9.18%, 12/15/2043 (a)	1,651,882	1,753,286
Series 2024-1A, Class C, 6.53%, 12/15/2049 (a)	583,123	600,322
FREED ABS Trust Series 2022-1FP, Class D, 3.35%, 3/19/2029 (a)	396,352	391,507
FRTKL Series 2021-SFR1, Class D, 2.17%, 9/17/2038 (a)	1,000,000	950,072
FW Energy Asset Issuer LLC, 7.15%, 8/25/2044 ‡	4,668,114	4,711,625
GLS Auto Receivables Issuer Trust
Series 2022-1A, Class D, 3.97%, 1/18/2028 (a)	4,000,000	3,973,186
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2021-2A, Class E, 2.87%, 5/15/2028 (a)	1,500,000	1,466,710
Series 2023-2A, Class E, 9.37%, 1/15/2030 (a)	2,000,000	2,170,851
Series 2023-1A, Class E, 11.42%, 3/15/2030 (a)	1,500,000	1,688,672
Series 2025-1A, Class D, 5.61%, 11/15/2030 (a)	1,700,000	1,722,325
Series 2025-1A, Class E, 7.19%, 3/15/2032 (a)	1,200,000	1,219,473
GLS Auto Select Receivables Trust
Series 2023-1A, Class A2, 6.27%, 8/16/2027 (a)	731,546	734,602
Series 2024-1A, Class B, 5.32%, 3/15/2030 (a)	1,000,000	1,014,610
Series 2024-1A, Class C, 5.69%, 3/15/2030 (a)	300,000	306,703
Series 2024-1A, Class D, 6.43%, 1/15/2031 (a)	705,000	734,394
GoodLeap Home Improvement Solutions Trust Series 2025-1A, Class A, 5.38%, 2/20/2049 (a)	8,144,400	8,236,980
Hertz Vehicle Financing LLC Series 2023-3A, Class A, 5.94%, 2/25/2028 (a)	1,397,000	1,422,565
HGI CRE CLO Ltd. (Cayman Islands)
Series 2022-FL3, Class B, 6.94%, 4/20/2037 (a) (i)	1,000,000	1,001,077
Series 2022-FL3, Class E, 8.64%, 4/20/2037 (a) (i)	663,500	659,279
Hilton Grand Vacations Trust
Series 2022-1D, Class D, 6.79%, 6/20/2034 (a)	143,840	142,156
Series 2022-2A, Class D, 8.73%, 1/25/2037 (a)	267,188	273,250
Series 2020-AA, Class C, 6.42%, 2/25/2039 (a)	105,341	106,446
Series 2024-1B, Class D, 8.85%, 9/15/2039 (a)	3,203,169	3,297,255
HIN Timeshare Trust
Series 2020-A, Class D, 5.50%, 10/9/2039 (a)	390,360	379,424
Series 2020-A, Class E, 6.50%, 10/9/2039 (a)	1,122,286	1,074,025
HINNT LLC
Series 2022-A, Class D, 6.50%, 5/15/2041 (a)	356,707	349,456
Series 2022-A, Class E, 8.00%, 5/15/2041 (a)	1,396,775	1,366,202
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	55

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2024-A, Class D, 7.00%, 3/15/2043 (a)	1,728,838	1,709,199
Series 2024-A, Class E, 8.00%, 3/15/2043 (a)	1,874,060	1,799,552
Home Partners of America Trust
Series 2021-2, Class D, 2.65%, 12/17/2026 (a)	9,600,838	9,170,999
Series 2021-2, Class F, 3.80%, 12/17/2026 (a)	10,272,897	9,849,678
Series 2022-1, Class D, 4.73%, 4/17/2039 (a)	945,399	926,104
Series 2019-2, Class A, 2.70%, 10/19/2039 (a)	2,436,431	2,410,649
Series 2021-3, Class D, 3.00%, 1/17/2041 (a)	3,797,962	3,456,781
Invitation Homes Trust
Series 2024-SFR1, Class B, 4.00%, 9/17/2041 (a)	4,195,000	4,019,449
Series 2024-SFR1, Class E, 4.50%, 9/17/2041 (a)	5,580,000	5,213,054
John Deere Owner Trust Series 2023-B, Class A4, 5.11%, 5/15/2030	2,200,000	2,229,788
Jonah Energy ABS II LLC
Series 2024-1A, Class B, 11.24%, 8/10/2039 ‡ (a)	6,293,288	6,357,479
Series 2025-1A, Class A2, 7.36%, 12/10/2040 ‡ (a)	8,300,000	8,300,000
Series 2025-1A, Class B, 11.25%, 12/10/2040 ‡ (a)	5,000,000	5,000,000
Jonah Energy ABS LLC Series 2022-1, Class C, 12.66%, 8/10/2039 ‡ (a)	8,000,000	8,057,600
Lending Funding Trust
Series 2020-2A, Class A, 2.32%, 4/21/2031 (a)	3,750,000	3,628,759
Series 2020-2A, Class D, 6.77%, 4/21/2031 (a)	4,000,000	3,932,497
Lendingpoint Asset Securitization Trust Series 2022-A, Class D, 4.54%, 6/15/2029 (a)	753,322	461,413
Lendmark Funding Trust
Series 2021-1A, Class A, 1.90%, 11/20/2031 (a)	844,000	801,295
Series 2021-1A, Class D, 5.05%, 11/20/2031 (a)	2,870,000	2,670,639
Series 2021-2A, Class B, 2.37%, 4/20/2032 (a)	1,545,000	1,421,395
Series 2021-2A, Class D, 4.46%, 4/20/2032 (a)	8,300,000	7,456,859
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2022-1A, Class E, 7.58%, 7/20/2032 ‡ (a)	5,000,000	5,018,950
Series 2023-1A, Class D, 8.69%, 5/20/2033 (a)	530,000	540,620
Series 2024-2A, Class E, 8.47%, 2/21/2034 (a)	3,553,000	3,543,705
LP LMS Asset Securitization Trust
Series 2023-1A, Class B, 7.48%, 10/17/2033 (a)	1,500,000	1,500,310
Series 2023-1A, Class A, 8.18%, 10/17/2033 (a)	40,463	40,512
Mariner Finance issuance Trust Series 2024-BA, Class E, 8.80%, 11/20/2038 ‡ (a)	6,480,000	6,707,777
Mariner Finance Issuance Trust
Series 2020-AA, Class D, 5.75%, 8/21/2034 (a)	2,070,000	2,071,789
Series 2023-AA, Class E, 11.12%, 10/22/2035 (a)	1,500,000	1,562,996
Series 2021-AA, Class B, 2.33%, 3/20/2036 (a)	1,300,000	1,228,007
Series 2021-AA, Class C, 2.96%, 3/20/2036 (a)	370,000	349,454
Series 2021-AA, Class D, 3.83%, 3/20/2036 (a)	651,000	620,737
Series 2021-AA, Class E, 5.40%, 3/20/2036 (a)	6,040,000	5,756,719
Series 2021-BA, Class E, 4.68%, 11/20/2036 (a)	7,815,000	7,179,884
Marlette Funding Trust
Series 2023-1A, Class C, 7.20%, 4/15/2033 (a)	980,000	996,043
Series 2023-2A, Class C, 6.96%, 6/15/2033 (a)	375,000	381,166
Merchants Fleet Funding LLC Series 2023-1A, Class A, 7.21%, 5/20/2036 (a)	2,505,308	2,530,694
Mercury Financial Credit Card Master Trust Series 2024-2A, Class A, 6.56%, 7/20/2029 (a)	5,785,000	5,872,279
MNR ABS Issuer I LLC, 12.44%, 12/15/2038 ‡	3,004,872	3,072,481
MVW LLC
Series 2020-1A, Class C, 4.21%, 10/20/2037 (a)	61,962	61,160
Series 2020-1A, Class D, 7.14%, 10/20/2037 (a)	619,621	616,095
Series 2019-2A, Class B, 2.44%, 10/20/2038 (a)	28,307	27,651
SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2023-1A, Class C, 6.54%, 10/20/2040 (a)	1,530,498	1,551,568
Series 2022-2A, Class C, 7.62%, 10/21/2041 (a)	436,455	448,829
Series 2022-2A, Class D, 9.00%, 10/21/2041 (a)	1,059,712	1,075,891
MVW Owner Trust Series 2019-1A, Class C, 3.33%, 11/20/2036 (a)	16,275	16,181
New Residential Mortgage LLC Series 2020-FNT1, Class A, 5.44%, 6/25/2025 (a)	1,137,391	1,136,389
New Residential Mortgage Loan Trust
Series 2022-SFR1, Class D, 3.30%, 2/17/2039 (a)	340,000	326,297
Series 2022-SFR1, Class E1, 3.55%, 2/17/2039 (a)	420,000	402,156
Series 2022-SFR1, Class F, 4.44%, 2/17/2039 (a)	5,650,000	5,396,891
Nissan Auto Lease Trust Series 2023-B, Class A4, 5.61%, 11/15/2027	800,000	805,762
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (a)	102,256	100,907
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (a)	380,476	371,202
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (a)	112,123	109,245
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (a)	964,395	931,395
NRZ FHT Excess LLC Series 2020-FHT1, Class A, 4.21%, 11/25/2025 (a)	1,125,340	1,114,002
Octane Receivables Trust
Series 2022-2A, Class C, 6.29%, 7/20/2028 (a)	1,390,000	1,415,493
Series 2022-2A, Class D, 7.70%, 2/20/2030 (a)	2,000,000	2,079,274
Series 2024-1A, Class D, 6.43%, 10/21/2030 (a)	3,000,000	3,074,915
OneMain Direct Auto Receivables Trust Series 2019-1A, Class B, 3.95%, 11/14/2028 (a)	1,000,000	992,298
Oportun Funding Trust Series 2024-3, Class B, 5.48%, 8/15/2029 (a)	3,617,000	3,632,668
Oportun Issuance Trust
Series 2022-2, Class C, 9.36%, 10/9/2029 (a)	66,138	66,230
Series 2022-3, Class C, 10.15%, 1/8/2030 (a)	816,012	819,801
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2024-1A, Class C, 7.42%, 4/8/2031 (a)	1,200,000	1,212,345
Series 2021-B, Class B, 1.96%, 5/8/2031 (a)	207,271	202,164
Series 2021-B, Class C, 3.65%, 5/8/2031 (a)	2,702,295	2,663,369
Series 2022-A, Class C, 7.40%, 6/9/2031 (a)	755,000	769,732
Series 2021-C, Class A, 2.18%, 10/8/2031 (a)	2,837,641	2,770,624
Series 2024-2, Class D, 10.47%, 2/9/2032 (a)	3,000,000	3,083,909
Series 2025-A, Class D, 7.25%, 2/8/2033 (a)	7,000,000	6,945,266
Pagaya AI Technology in Housing Trust
Series 2022-1, Class G, 2.48%, 8/25/2025 (a)	3,000,000	2,893,473
Series 2022-1, Class F, 4.25%, 8/25/2025 (a)	4,000,000	3,898,794
Series 2023-1, Class E2, 3.60%, 10/25/2040 (a)	8,159,000	7,260,243
Porsche Financial Auto Securitization Trust
Series 2023-1A, Class A3, 4.81%, 9/22/2028 (a)	1,279,511	1,282,573
Series 2023-2A, Class A3, 5.79%, 1/22/2029 (a)	600,000	605,017
Prestige Auto Receivables Trust Series 2022-1A, Class C, 7.09%, 8/15/2028 (a)	1,200,000	1,208,784
PRET LLC
Series 2021-RN3, Class A1, 4.84%, 9/25/2051 (a) (j)	586,532	584,264
Series 2022-NPL1, Class A1, 5.98%, 1/25/2052 (a) (j)	1,693,727	1,694,049
Progress Residential
Series 2021-SFR3, Class E1, 2.54%, 5/17/2026 (a)	450,000	439,386
Series 2021-SFR3, Class E2, 2.69%, 5/17/2026 (a)	645,000	630,373
Progress Residential Trust
Series 2022-SFR2, Class E2, 4.80%, 4/17/2027 (a)	651,000	629,137
Series 2024-SFR5, Class E1, 3.38%, 8/9/2029 (a) (i)	9,905,000	8,977,321
Series 2021-SFR2, Class E2, 2.65%, 4/19/2038 (a)	500,000	491,747
Series 2021-SFR5, Class E1, 2.21%, 7/17/2038 (a)	950,000	912,719
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	57

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2021-SFR5, Class E2, 2.36%, 7/17/2038 (a)	270,000	258,725
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (a)	2,650,000	2,546,264
Series 2022-SFR3, Class D, 4.45%, 4/17/2039 (a)	1,090,000	1,073,675
Series 2022-SFR3, Class E2, 5.60%, 4/17/2039 (a)	4,160,000	4,141,504
Series 2022-SFR3, Class F, 6.60%, 4/17/2039 (a)	665,000	664,310
Series 2021-SFR7, Class E1, 2.59%, 8/17/2040 (a)	793,000	716,367
Series 2023-SFR2, Class E1, 4.75%, 10/17/2040 (a)	3,769,000	3,579,471
Series 2021-SFR9, Class F, 4.05%, 11/17/2040 (a)	2,500,000	2,386,419
Series 2022-SFR1, Class E2, 3.99%, 2/17/2041 (a)	5,750,000	5,481,293
Series 2022-SFR1, Class F, 4.88%, 2/17/2041 (a)	6,750,000	6,530,926
Series 2024-SFR2, Class D, 3.40%, 4/17/2041 (a) (i)	3,434,000	3,183,621
Series 2024-SFR2, Class E1, 3.40%, 4/17/2041 (a) (i)	4,136,000	3,764,495
ReadyCap Lending Small Business Loan Trust Series 2019-2, Class A, 7.00%, 12/27/2044 (a) (i)	22,356	22,312
Regional Management Issuance Trust
Series 2020-1, Class C, 3.80%, 10/15/2030 (a)	1,900,000	1,887,944
Series 2021-1, Class D, 5.07%, 3/17/2031 (a)	825,000	808,001
Series 2022-1, Class B, 3.71%, 3/15/2032 (a)	1,358,000	1,324,427
Renew
Series 2023-1A, Class A, 5.90%, 11/20/2058 ‡ (a)	2,850,968	2,839,371
Series 2024-2A, Class B, 8.22%, 11/20/2060 ‡ (a)	1,885,848	1,865,287
RFT TRUST
Series 2024-2, Class A1, 7.11%, 9/27/2028 (a) (j)	4,519,173	4,474,026
Series 2024-2, Class A2, 8.81%, 9/27/2028 (a) (j)	7,935,866	7,859,785
RT Fin LLC, 7.85%, 10/15/2043 ‡	1,629,963	1,643,132
Santander Drive Auto Receivables Trust
Series 2024-S1, Class R2, 8.32%, 3/16/2029 (a)	1,761,574	1,767,806
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2022-4, Class C, 5.00%, 11/15/2029	5,000,000	5,029,042
Series 2023-2, Class C, 5.47%, 12/16/2030	1,500,000	1,522,474
Series 2022-5, Class D, 5.67%, 12/16/2030	6,000,000	6,072,157
Series 2022-6, Class D, 5.69%, 2/18/2031	6,200,000	6,291,157
Series 2024-4, Class D, 5.32%, 12/15/2031	2,230,000	2,257,519
SCF Equipment Leasing LLC
Series 2022-2A, Class A3, 6.50%, 10/21/2030 (a)	718,666	723,552
Series 2023-1A, Class B, 6.37%, 5/20/2032 (a)	4,000,000	4,192,530
Series 2024-1A, Class D, 6.58%, 6/21/2033 (a)	3,322,000	3,431,798
Series 2024-1A, Class E, 9.00%, 12/20/2034 (a)	4,300,000	4,600,234
Series 2022-2A, Class E, 6.50%, 6/20/2035 (a)	1,112,000	1,106,791
Series 2022-2A, Class F1, 6.50%, 6/20/2035 (a)	5,000,000	4,872,933
Series 2023-1A, Class E, 7.00%, 7/21/2036 (a)	5,400,000	5,351,625
Sierra Timeshare Receivables Funding LLC
Series 2020-2A, Class D, 6.59%, 7/20/2037 (a)	342,065	341,796
Series 2021-1A, Class D, 3.17%, 11/20/2037 (a)	100,804	98,073
Series 2022-1A, Class D, 6.00%, 10/20/2038 (a)	182,243	179,901
Series 2022-3A, Class D, 10.52%, 7/20/2039 (a)	288,760	304,420
Series 2023-1A, Class D, 9.80%, 1/20/2040 (a)	1,064,600	1,110,615
Series 2023-2A, Class D, 9.72%, 4/20/2040 (a)	528,284	546,588
Series 2022-2A, Class D, 9.22%, 6/20/2040 (a)	182,278	187,657
Series 2024-2A, Class D, 7.48%, 6/20/2041 (a)	2,027,289	2,057,061
Series 2024-3A, Class D, 6.93%, 8/20/2041 (a)	1,709,618	1,713,528
Southern California Edison Co., 5.45%, 3/1/2035	538,000	534,668
SpringCastle America Funding LLC Series 2020-AA, Class A, 1.97%, 9/25/2037 (a)	345,945	322,187
SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
STAR Trust
Series 2025-SFR5, Class A, 5.76%, 2/17/2042 (a) (i)	6,491,000	6,511,865
Series 2025-SFR5, Class B, 6.06%, 2/17/2042 (a) (i)	2,000,000	2,004,915
Series 2025-SFR5, Class C, 6.26%, 2/17/2042 (a) (i)	1,000,000	1,005,087
Tesla Auto Lease Trust Series 2023-B, Class A4, 6.22%, 3/22/2027 (a)	3,300,000	3,338,252
Theorem Funding Trust Series 2022-2A, Class A, 6.06%, 12/15/2028 (a)	39,156	39,258
Tricon American Homes Series 2020-SFR1, Class E, 3.54%, 7/17/2038 (a)	300,000	293,670
Tricon Residential Trust Series 2025-SFR1, Class C, 5.90%, 3/17/2042 (a) (i) (k)	5,750,000	5,749,849
United Airlines Pass-Through Trust
Series 2014-1, Class A, 4.00%, 4/11/2026	96,359	95,351
Series 2014-2, Class A, 3.75%, 9/3/2026	549,023	542,044
Series 2018-1, Class A, 3.70%, 3/1/2030	10,650	10,117
Series 2024-1, Class AA, 5.45%, 2/15/2037	1,915,187	1,947,280
United Auto Credit Securitization Trust Series 2022-2, Class E, 10.00%, 4/10/2029 (a)	1,000,000	499,602
UOG ABS Issuer I LLC Series 2023-1, Class A1, 8.35%, 6/5/2040 ‡ (a)	792,102	806,914
Upstart Securitization Trust Series 2022-4, Class A, 5.98%, 8/20/2032 (a)	93,414	93,522
US Auto Funding Trust
Series 2022-1A, Class B, 5.13%, 12/15/2025 ‡ (a)	700,000	299,795
Series 2022-1A, Class D, 9.14%, 7/15/2027 ‡ (a)	1,000,000	10
VistaJet Pass Through Trust Series 2021-1C, 9.50%, 8/15/2031 (a)	5,530,000	5,622,165
VOLT CII LLC Series 2021-NP11, Class A1, 4.87%, 8/25/2051 (a) (j)	1,856,654	1,856,005
VOLT CV LLC Series 2021-CF2, Class A1, 5.49%, 11/27/2051 (a) (j)	1,149,227	1,146,169
VOLT XCII LLC Series 2021-NPL1, Class A1, 5.89%, 2/27/2051 (a) (j)	117,132	117,174
VOLT XCIII LLC Series 2021-NPL2, Class A1, 5.89%, 2/27/2051 (a) (j)	305,145	305,256
VOLT XCIV LLC Series 2021-NPL3, Class A1, 6.24%, 2/27/2051 (a) (j)	54,495	54,503
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Westgate Resorts LLC
Series 2022-1A, Class B, 2.29%, 8/20/2036 (a)	61,692	60,738
Series 2022-1A, Class D, 3.84%, 8/20/2036 (a)	246,767	242,053
Series 2023-1A, Class C, 7.49%, 12/20/2037 (a)	1,907,742	1,948,386
Westlake Automobile Receivables Trust
Series 2021-3A, Class D, 2.12%, 1/15/2027 (a)	491,421	487,075
Series 2021-3A, Class E, 3.42%, 4/15/2027 (a)	2,500,000	2,474,873
Series 2022-2A, Class D, 5.48%, 9/15/2027 (a)	1,000,000	1,007,105
Series 2023-3A, Class C, 6.02%, 9/15/2028 (a)	2,100,000	2,136,680
Series 2023-1A, Class D, 6.79%, 11/15/2028 (a)	905,000	932,173
Series 2023-2A, Class D, 7.01%, 11/15/2028 (a)	1,219,000	1,255,998
Series 2023-4A, Class D, 7.19%, 7/16/2029 (a)	3,500,000	3,673,114
Series 2024-3A, Class C, 4.92%, 11/15/2029 (a)	7,000,000	7,033,623
Total Asset-Backed Securities (Cost $735,706,838)		754,228,711
U.S. Treasury Obligations — 8.7%
U.S. Treasury Bonds
1.13%, 5/15/2040	8,454,000	5,383,811
1.13%, 8/15/2040	6,437,100	4,060,402
4.75%, 2/15/2041	1,421,000	1,475,120
2.25%, 5/15/2041	4,699,000	3,506,262
4.38%, 5/15/2041	811,000	805,710
2.00%, 11/15/2041	4,730,000	3,344,812
3.13%, 11/15/2041	6,143,000	5,178,117
2.75%, 11/15/2042	1,571,000	1,231,333
4.00%, 11/15/2042	54,417,400	51,162,984
3.63%, 8/15/2043	9,644,000	8,545,865
3.75%, 11/15/2043	15,228,000	13,720,071
4.75%, 11/15/2043	14,356,000	14,787,241
3.38%, 5/15/2044	14,050,000	11,940,854
2.50%, 2/15/2045	11,069,000	8,071,722
3.00%, 2/15/2047	30,332,000	23,650,666
3.00%, 8/15/2048	21,335,000	16,407,115
3.38%, 11/15/2048	21,419,000	17,602,904
1.88%, 2/15/2051	2,622,000	1,547,492
2.38%, 5/15/2051	36,482,900	24,273,954
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	59

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — continued
2.25%, 2/15/2052	1,775,000	1,140,576
2.88%, 5/15/2052	8,214,000	6,070,659
4.00%, 11/15/2052	7,080,000	6,489,539
3.63%, 2/15/2053	4,682,000	4,012,620
U.S. Treasury Notes
1.13%, 10/31/2026	36,764,000	35,065,101
0.50%, 8/31/2027	42,032,000	38,588,988
1.25%, 9/30/2028	39,007,000	35,476,562
2.38%, 3/31/2029	25,394,000	23,846,553
3.63%, 8/31/2029	26,889,000	26,473,061
3.75%, 6/30/2030	7,592,000	7,487,610
4.50%, 11/15/2033	41,159,000	42,141,350
4.25%, 11/15/2034	11,244,400	11,288,323
U.S. Treasury STRIPS Bonds
4.51%, 5/15/2031 (l)	32,559,000	25,130,235
3.98%, 2/15/2034 (l)	4,986,000	3,395,170
5.01%, 5/15/2040 (l)	3,436,000	1,707,827
4.91%, 11/15/2040 (l)	18,060,000	8,735,843
4.35%, 5/15/2041 (l)	10,019,000	4,724,085
2.43%, 8/15/2041 (l)	207,000	96,309
2.79%, 2/15/2042 (l)	1,065,000	482,760
4.98%, 11/15/2043 (l)	18,035,000	7,477,966
Total U.S. Treasury Obligations (Cost $514,371,086)		506,527,572
Commercial Mortgage-Backed Securities — 7.8%
BAMLL Re-REMIC Trust
Series 2024-FRR4, Class D, 1.19%, 11/27/2048 (a) (i)	10,412,000	9,728,098
Series 2024-FRR3, Class D, 0.58%, 1/27/2050 (a) (i)	11,563,000	10,151,964
Series 2024-FRR2, Class D, 1.24%, 7/27/2050 ‡ (a) (i)	7,830,000	6,906,062
Series 2025-FRR5, Class DK73, 1.01%, 2/27/2051 (a) (i)	4,000,000	3,333,439
Series 2025-FRR5, Class CK73, 1.03%, 2/27/2051 (a) (i)	4,000,000	3,419,202
Series 2025-FRR5, Class CK86, PO, 11/27/2051 (a)	4,000,000	3,141,608
Series 2025-FRR5, Class DK86, PO, 11/27/2051 (a)	4,000,000	3,007,252
Series 2025-FRR5, Class C736, 1.99%, 9/27/2052 (a) (i)	4,000,000	3,745,918
Series 2025-FRR5, Class D736, 1.99%, 9/27/2052 (a) (i)	4,000,000	3,676,786
Banc of America Re-REMIC Trust
Series 2024-FRR1, Class B, 0.00%, 4/27/2049 ‡ (a)	5,000,000	3,453,935
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2024-FRR1, Class C, 0.00%, 4/27/2049 ‡ (a)	7,128,000	4,439,671
Series 2024-FRR1, Class A, 2.11%, 4/27/2049 ‡ (a) (i)	3,000,000	2,327,776
BBCMS Mortgage Trust Series 2016-ETC, Class E, 3.61%, 8/14/2036 (a) (i)	8,413,000	7,377,095
BMD2 Re-REMIC Trust
Series 2019-FRR1, Class 4D1, PO, 5/25/2052 (a)	9,786,000	7,145,737
Series 2019-FRR1, Class 5C, PO, 5/25/2052 ‡ (a)	6,619,500	5,005,256
Series 2019-FRR1, Class 5D1, PO, 5/25/2052 ‡ (a)	2,500,000	1,737,602
Series 2019-FRR1, Class 6C, PO, 5/25/2052 ‡ (a)	2,500,000	1,790,489
Series 2019-FRR1, Class 5B13, 2.18%, 5/25/2052 ‡ (a) (i)	4,000,000	3,272,002
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (a)	2,000,000	1,929,198
Cascade Funding Mortgage Trust
Series 2021-FRR1, Class CK54, 0.00%, 2/28/2026 (a)	480,000	444,017
Series 2021-FRR1, Class DKW1, 0.00%, 2/28/2026 (a)	430,000	394,090
Series 2021-FRR1, Class BK98, 0.00%, 8/29/2029 (a)	4,150,000	3,063,414
Series 2021-FRR1, Class AK99, 0.00%, 9/29/2029 (a)	3,000,000	2,312,241
Series 2021-FRR1, Class BK99, 0.00%, 9/29/2029 (a)	400,000	287,034
CSMC OA LLC
Series 2014-USA, Class C, 4.34%, 9/15/2037 (a)	10,325,000	8,605,389
Series 2014-USA, Class D, 4.37%, 9/15/2037 (a)	4,374,000	3,315,147
FHLMC
Series 2023-MN7, Class M2, 10.05%, 9/25/2043 (a) (i)	1,240,000	1,354,540
Series 2024-MN8, Class M2, 8.60%, 5/25/2044 (a) (i)	4,761,000	4,941,588
Series 2025-MN10, Class M1, 6.37%, 2/25/2045 (a) (i)	6,400,000	6,405,596
Series 2025-MN10, Class M2, 7.17%, 2/25/2045 (a) (i)	3,700,000	3,705,998
FHLMC, Multi-Family Structured Credit Risk
Series 2021-MN1, Class M1, 6.35%, 1/25/2051 (a) (i)	1,190,382	1,185,403
Series 2021-MN1, Class M2, 8.10%, 1/25/2051 (a) (i)	685,000	712,139
SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2021-MN3, Class M1, 6.65%, 11/25/2051 (a) (i)	419,955	420,457
Series 2021-MN3, Class M2, 8.35%, 11/25/2051 (a) (i)	4,500,000	4,678,787
Series 2022-MN4, Class M1, 8.60%, 5/25/2052 (a) (i)	949,004	967,825
Series 2022-MN4, Class M2, 10.85%, 5/25/2052 (a) (i)	750,000	846,978
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KW06, Class A2, 3.80%, 6/25/2028 (i)	1,750,000	1,717,457
Series K088, Class A2, 3.69%, 1/25/2029	350,000	342,287
Series K753, Class A2, 4.40%, 10/25/2030	3,125,000	3,125,707
Series K128, Class X3, IO, 2.78%, 4/25/2031 (i)	550,000	73,769
Series KJ48, Class A2, 5.03%, 10/25/2031	2,000,000	2,043,341
Series K136, Class A2, 2.13%, 11/25/2031	3,500,000	3,035,751
Series K142, Class A2, 2.40%, 3/25/2032	1,250,000	1,096,324
Series K-151, Class A2, 3.80%, 10/25/2032 (i)	1,050,000	1,002,662
Series K-153, Class A2, 3.82%, 12/25/2032 (i)	1,000,000	955,616
Series KJ44, Class A2, 4.61%, 2/25/2033	5,000,000	5,017,641
Series K-160, Class A2, 4.50%, 8/25/2033 (i)	6,000,000	5,989,910
Series K-1520, Class X1, IO, 0.47%, 2/25/2036 (i)	4,464,792	158,867
Series K-1520, Class X3, IO, 3.09%, 4/25/2039 (i)	550,000	129,323
Series 2024-MN9, Class M2, 7.60%, 10/25/2044 (a) (i)	4,000,000	4,065,958
Series K145, Class AM, 2.58%, 6/25/2055	1,100,000	968,065
Series Q014, Class X, IO, 2.78%, 10/25/2055 (i)	1,804,260	270,362
FNMA ACES
Series 2017-M3, Class A2, 2.46%, 12/25/2026 (i)	247,438	239,943
Series 2021-M11, Class A2, 1.46%, 3/25/2031 (i)	300,000	252,271
Series 2023-M2, Class PT, 3.23%, 4/25/2031 (i)	3,935,415	3,716,836
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2022-M1G, Class A2, 1.53%, 9/25/2031 (i)	2,700,000	2,278,088
Series 2022-M1, Class A1, 1.67%, 10/25/2031 (i)	422,864	388,456
Series 2022-M3, Class A2, 1.71%, 11/25/2031 (i)	1,400,000	1,178,383
Series 2021-M15, Class A2, 1.92%, 11/25/2031	1,476,185	1,301,208
Series 2022-M8, Class A2, 1.94%, 12/25/2031 (i)	2,500,000	2,128,147
Series 2022-M2S, Class A1, 3.75%, 5/25/2032 (i)	938,602	919,719
Series 2022-M13, Class A2, 2.59%, 6/25/2032 (i)	1,372,000	1,213,359
Series 2020-M53, Class A2, 1.69%, 11/25/2032 (i)	1,250,000	1,030,900
Series 2023-M8, Class A2, 4.47%, 3/25/2033 (i)	2,980,000	2,957,800
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	7,065	6,996
Series 2021-M3, Class X1, IO, 1.91%, 11/25/2033 (i)	486,275	34,372
FREMF Series 20K-1517, Class C, PO, 8/25/2035 (a)	10,000,000	4,422,409
FREMF Mortgage Trust
Series 2018-KL3W, Class CW, 4.29%, 8/25/2025 (a) (i)	250,000	244,852
Series 2018-KBX1, Class B, 3.62%, 1/25/2026 (a) (i)	500,000	492,128
Series 2018-K82, Class X2A, IO, 0.10%, 9/25/2028 (a)	88,262,337	245,078
Series 2021-KHG3, Class BFX, 2.40%, 9/25/2028 (a) (i)	1,000,000	879,385
Series 2018-K82, Class D, PO, 10/25/2028 (a)	8,500,000	6,306,757
Series 2018-K82, Class X2B, IO, 0.10%, 10/25/2028 (a)	22,000,000	68,501
Series 2018-K84, Class D, PO, 11/25/2028 (a)	9,500,000	6,838,800
Series 2019-K92, Class X2A, IO, 0.10%, 4/25/2029 (a)	128,195,851	394,023
Series 2019-KG01, Class X2A, IO, 0.10%, 4/25/2029 (a)	144,451,292	265,429
Series 2019-KG01, Class C, PO, 5/25/2029 (a)	12,278,000	9,000,746
Series 2019-KG01, Class X2B, IO, 0.10%, 5/25/2029 (a)	16,000,000	53,760
Series 2019-K92, Class X2B, IO, 0.10%, 7/25/2029 (a)	28,380,000	97,834
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	61

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2019-KS12, Class B, 7.24%, 8/25/2029 (i)	9,956,346	9,992,750
Series 2019-KC07, Class C, 3.63%, 10/25/2029 (a) (i)	5,000,000	4,042,791
Series 2020-KL06, Class C, 3.41%, 12/25/2029 (a) (i)	2,290,000	1,871,630
Series 2020-K107, Class D, 3.51%, 2/25/2030 (a) (i)	9,000,000	7,096,799
Series 2023-K752, Class D, PO, 8/25/2030 (a)	5,300,000	3,308,384
Series 2023-K752, Class X2B, IO, 0.10%, 8/25/2030 (a)	18,100,000	76,764
Series 2019-KW10, Class C, PO, 10/25/2032 (a)	3,200,000	2,141,135
Series 2019-KW10, Class X2A, IO, 0.10%, 10/25/2032 (a)	35,746,913	119,341
Series 2019-KW10, Class X2B, IO, 0.10%, 10/25/2032 (a)	4,200,000	14,830
Series 2018-K155, Class X2A, IO, 0.10%, 4/25/2033 (a)	92,142,484	462,426
Series 2018-K155, Class C, PO, 5/25/2033 (a)	8,000,000	4,006,322
Series 2018-K155, Class X2B, IO, 0.10%, 5/25/2033 (a)	10,500,000	62,937
Series 2018-K157, Class C, PO, 9/25/2033 (a)	10,448,587	5,089,667
Series 19K-1510, Class C, 0.00%, 1/25/2034 (a)	10,000,000	4,722,319
Series 19K-1511, Class C, PO, 4/25/2034 (a)	12,000,000	5,568,737
Series 19K-1514, Class C, 0.00%, 10/25/2034 (a)	12,000,000	5,506,411
Series 2015-K44, Class B, 3.28%, 1/25/2048 (a) (i)	29,627	29,532
Series 2015-K48, Class B, 3.63%, 8/25/2048 (a) (i)	200,000	198,835
Series 2015-K50, Class B, 3.79%, 10/25/2048 (a) (i)	200,000	198,260
Series 2015-K51, Class B, 3.96%, 10/25/2048 (a) (i)	381,860	378,673
Series 2016-K52, Class B, 3.93%, 1/25/2049 (a) (i)	250,000	247,514
Series 2016-K53, Class C, 4.02%, 3/25/2049 (a) (i)	70,000	69,128
Series 2016-K57, Class B, 3.92%, 8/25/2049 (a) (i)	1,000,000	985,492
Series 2017-K68, Class D, PO, 10/25/2049 (a)	8,282,198	6,658,293
Series 2017-K69, Class D, PO, 10/25/2049 (a)	7,343,050	5,806,166
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2017-K69, Class X2B, IO, 0.10%, 10/25/2049 (a)	23,685,560	52,627
Series 2018-K80, Class B, 4.24%, 8/25/2050 (a) (i)	1,000,000	969,821
Series 2018-K81, Class D, PO, 9/25/2051 (a)	9,500,000	6,886,483
Series 2018-K83, Class D, PO, 11/25/2051 (a)	6,800,000	4,903,128
Series 2019-K88, Class C, 4.38%, 2/25/2052 (a) (i)	1,975,000	1,911,600
Series 2019-K92, Class D, PO, 5/25/2052 (a)	12,000,000	8,469,274
Series 2020-K116, Class D, PO, 9/25/2052 (a)	12,000,000	7,191,031
Series 2020-K116, Class X2A, IO, 0.10%, 9/25/2052 (a)	126,979,546	481,773
Series 2020-K116, Class X2B, IO, 0.10%, 9/25/2052 (a)	31,000,000	127,391
Series 2019-K100, Class C, 3.49%, 11/25/2052 (a) (i)	5,250,000	4,812,347
Series 2020-K105, Class D, PO, 3/25/2053 (a)	9,500,000	5,899,548
Series 2020-K105, Class X2A, IO, 0.10%, 3/25/2053 (a)	100,869,569	363,605
Series 2020-K105, Class X2B, IO, 0.10%, 3/25/2053 (a)	23,000,000	91,890
Series 2020-K113, Class D, PO, 5/25/2053 (a)	9,500,000	5,945,360
Series 2020-K115, Class D, PO, 9/25/2053 (a)	12,000,000	7,951,217
Series 2020-K115, Class X2A, IO, 0.10%, 9/25/2053 (a)	129,536,124	534,233
Series 2020-K115, Class X2B, IO, 0.10%, 9/25/2053 (a)	29,200,000	126,418
Series 2020-K118, Class D, PO, 10/25/2053 (a)	13,900,000	8,845,101
Series 2020-K118, Class X2A, IO, 0.10%, 10/25/2053 (a)	152,254,934	633,289
Series 2020-K118, Class X2B, IO, 0.10%, 10/25/2053 (a)	31,043,000	135,428
Series 2020-K739, Class D, PO, 11/25/2053 (a)	13,500,000	10,643,858
Series 2020-K739, Class X2A, IO, 0.10%, 11/25/2053 (a)	135,596,049	252,073
Series 2020-K739, Class X2B, IO, 0.10%, 11/25/2053 (a)	34,000,000	72,607
Series 2020-K122, Class D, PO, 1/25/2054 (a)	11,000,000	6,498,825
Series 2020-K122, Class X2B, IO, 0.10%, 1/25/2054 (a)	27,000,000	118,187
SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2023-K752, Class X2A, IO, 0.10%, 9/25/2060 (a)	87,748,104	353,634
FREMF Trust Series 2018-KW04, Class C, PO, 12/25/2032 (a)	5,000,000	3,107,952
GAM Re-REMIC Trust
Series 2022-FRR3, Class BK71, 1.98%, 11/27/2050 ‡ (a) (i)	7,500,000	6,484,898
Series 2021-FRR1, Class 1B, PO, 11/29/2050 ‡ (a)	10,000,000	8,526,185
Series 2021-FRR1, Class 2B, PO, 11/29/2050 ‡ (a)	9,207,000	7,652,420
Series 2022-FRR3, Class BK89, PO, 1/27/2052 ‡ (a)	4,000,000	3,030,720
GS Mortgage Securities Corp. Trust Series 2023-SHIP, Class A, 4.32%, 9/10/2038 (a) (i)	4,140,000	4,106,687
Hudson Yards Mortgage Trust Series 2019-30HY, Class A, 3.23%, 7/10/2039 (a)	3,000,000	2,780,444
MHC Commercial Mortgage Trust Series 2021-MHC, Class F, 7.03%, 4/15/2038 (a) (i)	480,000	479,550
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M10, 7.72%, 10/25/2049 (a) (i)	5,909,178	6,003,870
Series 2020-01, Class M10, 8.22%, 3/25/2050 (a) (i)	9,788,839	9,938,840
Series 2023-01, Class M10, 10.85%, 11/25/2053 (a) (i)	5,685,000	6,407,793
Series 2024-01, Class M10, 8.20%, 7/25/2054 (a) (i)	2,737,000	2,853,174
RFM Re-REMIC Trust
Series 2022-FRR1, Class BK55, PO, 3/28/2049 (a)	14,068,032	13,026,733
Series 2022-FRR1, Class CK64, PO, 3/1/2050 (a)	13,190,000	11,304,829
Series 2022-FRR1, Class BK64, 1.68%, 3/1/2050 (a) (i)	2,328,481	2,043,201
SMRT Series 2022-MINI, Class F, 7.66%, 1/15/2039 (a) (i)	5,000,000	4,750,638
Total Commercial Mortgage-Backed Securities (Cost $443,845,266)		451,602,771
Collateralized Mortgage Obligations — 5.2%
ABL Series 2024-RTL1, Class A1, 6.08%, 9/25/2029 (a) (j)	9,525,000	9,588,143
Anchor Mortgage Trust, 10.14%, 3/25/2031 ‡ (i)	5,000,000	5,172,845
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Brean Asset-Backed Securities Trust Series 2025-RM10, Class A1, 5.00%, 1/25/2065 ‡ (a)	5,885,000	5,766,870
Center Street Lending Resi-Investor ABS Mortgage Trust Series 2024-RTL1, Class A2, 8.34%, 10/25/2029 ‡ (a) (j)	1,835,000	1,862,136
CFMT LLC Series 2024-HB14, Class A, 3.00%, 6/25/2034 ‡ (a) (i)	10,864,152	10,627,278
Connecticut Avenue Securities Series 2025-R01, Class 1A1, 5.30%, 1/25/2045 (a) (i)	6,491,769	6,497,871
Connecticut Avenue Securities Trust Series 2023-R06, Class 1M2, 7.05%, 7/25/2043 (a) (i)	1,500,000	1,552,965
CSMC Trust Series 2021-JR1, Class A1, 5.47%, 9/27/2066 (a) (i)	233,849	233,233
FHLMC Seasoned Credit Risk Transfer Trust
Series 2018-1, Class MA, 3.00%, 5/25/2057	328,098	304,616
Series 2018-1, Class M60C, 3.50%, 5/25/2057	120,749	110,732
Series 2018-3, Class MA, 3.50%, 8/25/2057 (i)	260,603	249,463
Series 2018-3, Class M55D, 4.00%, 8/25/2057 (i)	218,752	204,437
Series 2018-2, Class MT, 3.50%, 11/25/2057	526,540	470,313
Series 2018-2, Class M55D, 4.00%, 11/25/2057	251,744	236,429
Series 2019-1, Class MA, 3.50%, 7/25/2058	2,860,459	2,725,516
Series 2019-2, Class MA, 3.50%, 8/26/2058	1,219,863	1,157,340
Series 2019-3, Class MT, 3.50%, 10/25/2058	4,080,302	3,640,390
Series 2020-1, Class MA, 2.50%, 8/25/2059	3,610,097	3,301,477
Series 2020-3, Class MTU, 2.50%, 5/25/2060	14,608,730	12,118,926
Series 2020-3, Class M5TW, 3.00%, 5/25/2060	402,797	360,287
Series 2020-3, Class TTW, 3.00%, 5/25/2060	345,415	321,456
Series 2021-1, Class BXS, 17.19%, 9/25/2060 (a) (i)	148,439	108,501
Series 2022-1, Class MAU, 3.25%, 11/25/2061	8,801,903	8,033,382
Series 2022-1, Class MTU, 3.25%, 11/25/2061	15,701,849	13,507,088
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	63

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2023-1, Class MT, 3.00%, 10/25/2062	2,812,564	2,356,648
Series 2024-2, Class MT, 3.50%, 5/25/2064	7,095,105	6,255,069
FHLMC, REMIC
Series 5200, Class YV, 2.50%, 7/25/2033	3,502,727	3,191,546
Series 2708, Class ZD, 5.50%, 11/15/2033	58,147	60,012
Series 4302, Class PA, 4.00%, 12/15/2043	45,833	44,485
Series 4281, Class BC, 4.50%, 12/15/2043 (i)	71,608	71,259
Series 5141, Class AH, 2.25%, 11/25/2047	1,117,096	995,341
Series 5200, Class MA, 2.50%, 8/25/2048	2,822,019	2,556,699
Series 4913, Class UA, 3.00%, 3/15/2049	5,652,443	5,017,304
Series 5028, Class JG, 1.50%, 8/25/2050	2,601,190	2,055,444
Series 5155, Class JD, 1.25%, 10/25/2051	1,297,824	1,001,730
Series 5347, PO, 10/25/2053	4,520,858	3,688,430
Series 4862, Class NO, PO, 8/15/2057	5,130,933	3,327,247
FHLMC, STRIPS Series 406, PO, 10/25/2053	3,101,019	2,568,937
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	1,087,218	1,049,633
FNMA, REMIC
Series 2003-7, Class FA, 5.22%, 2/25/2033 (i)	53,816	54,052
Series 2013-108, Class GU, 3.00%, 10/25/2033	305,936	293,004
Series 2005-110, Class TY, 5.50%, 12/25/2035	30,926	32,007
Series 2007-89, Class F, 5.05%, 9/25/2037 (i)	60,250	60,320
Series 2011-112, Class PB, 4.00%, 11/25/2041	91,983	89,093
Series 2014-57, Class PE, 3.00%, 9/25/2044	1,129,000	931,312
Series 2021-86, Class MA, 2.50%, 11/25/2047	21,349,682	19,180,578
Series 2019-25, Class PB, 2.00%, 5/25/2048	6,114,131	5,398,081
Series 2021-14, Class CB, 1.00%, 11/25/2049	3,457,673	2,648,777
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2025-18, Class MA, 0.50%, 9/25/2054	24,500,000	19,722,500
GNMA
Series 2012-13, Class FQ, 4.75%, 1/20/2038 (i)	1,860,167	1,858,425
Series 2010-14, Class FH, 4.93%, 2/16/2040 (i)	2,373,640	2,366,887
Series 2010-61, Class FK, 4.93%, 5/16/2040 (i)	1,564,518	1,560,217
Series 2012-61, Class FM, 4.83%, 5/16/2042 (i)	309,504	307,926
Series 2020-165, Class UD, 1.50%, 11/20/2050	665,587	515,308
Series 2024-197, Class BN, 3.00%, 5/20/2051	38,417,033	35,274,788
Series 2010-H24, Class FA, 4.79%, 10/20/2060 (i)	19,351	19,299
Series 2014-H03, Class FA, 5.04%, 1/20/2064 (i)	9,393	9,398
Series 2015-H02, Class FA, 5.09%, 1/20/2065 (i)	2,258,777	2,255,261
Series 2015-H05, Class FC, 4.92%, 2/20/2065 (i)	140,676	140,858
Series 2021-H14, Class CF, 5.75%, 9/20/2071 (i)	3,117,981	3,187,051
GS Mortgage-Backed Securities Corp. Trust Series 2021-RPL1, Class A1, 1.75%, 12/25/2060 (a) (i)	2,307,059	2,156,599
GS Mortgage-Backed Securities Trust Series 2024-RPL4, Class A1, 3.90%, 9/25/2061 (a) (j)	7,562,547	7,341,596
Home RE Ltd. (Bermuda) Series 2022-1, Class M1C, 9.85%, 10/25/2034 (a) (i)	750,000	785,532
LHOME Mortgage Trust
Series 2023-RTL1, Class A1, 7.87%, 1/25/2028 (a) (j)	1,320,000	1,322,703
Series 2023-RTL2, Class A1, 8.00%, 6/25/2028 (a) (j)	2,000,000	2,021,712
Series 2023-RTL4, Class A1, 7.63%, 11/25/2028 (a) (j)	3,675,000	3,735,569
Series 2025-RTL1, Class A1, 5.65%, 1/25/2040 (a) (j)	5,400,000	5,433,519
MFA Trust
Series 2024-NPL1, Class A1, 6.33%, 9/25/2054 (j)	2,325,235	2,335,691
Series 2024-RPL1, Class A1, 4.25%, 2/25/2066 (a) (i)	6,709,812	6,436,195
SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (a) (j)	4,225,000	4,272,094
Series 2024-RTL1, Class M1, 8.52%, 3/25/2039 (a) (i)	3,250,000	3,279,425
Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (a) (j)	5,400,000	5,372,361
NYMT Loan Trust Series 2024-BPL3, Class A1, 5.27%, 9/25/2039 (a) (j)	4,395,000	4,374,160
PRET Trust Series 2025-NPL1, Class A1, 6.06%, 2/25/2055 (a) (j)	10,915,396	10,960,653
Radnor RE Ltd. (Bermuda) Series 2022-1, Class M1B, 11.10%, 9/25/2032 (a) (i)	400,000	420,316
Rain City Mortgage Trust Series 2024-RTL1, Class A1, 6.53%, 11/25/2029 (a) (i)	5,789,000	5,804,824
Roc Mortgage Trust Series 2025-RTL1, Class A1, 5.63%, 2/25/2040 ‡ (a) (j) (k)	6,000,000	6,006,216
Seasoned Loans Structured Transaction Trust Series 2024-2, Class VF, 5.60%, 10/25/2034 (a) (i)	8,526,811	8,561,242
Toorak Mortgage Trust Series 2024-RRTL1, Class A1, 6.60%, 2/25/2039 (a) (j)	2,000,000	2,019,082
Towd Point Mortgage Trust Series 2021-R1, Class A2C, 3.31%, 11/30/2060 (a)	754,000	625,654
Two Harbors Msr Frn, 7.55%, 5/22/2026 ‡ (a)	1,500,000	1,494,375
VM Master Issuer LLC Series 2022-1, Class B, 6.88%, 5/24/2025 ‡ (a) (j)	759,145	753,540
Total Collateralized Mortgage Obligations (Cost $300,707,282)		303,809,678
Loan Assignments — 1.4% (d) (m)
Automobile Components — 0.0% ^
Adient US LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.25%), 6.57%, 1/31/2031	967,688	964,601
Beverages — 0.0% ^
Triton Water Holdings, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 6.56%, 3/31/2028	893,428	894,116
Building Products — 0.1%
EMRLD Borrower LP, 1st Lien Term Loan B
(6-MONTH CME TERM SOFR + 2.50%), 6.93%, 5/31/2030	1,354,334	1,349,675
(3-MONTH CME TERM SOFR + 2.50%), 6.83%, 8/4/2031	997,500	994,827
MIWD Holdco II LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 3.00%), 7.32%, 3/28/2031	1,694,493	1,696,424
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Building Products — continued
Quikrete Holdings, Inc., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.25%), 6.57%, 3/19/2029	692,982	692,247
Quikrete Holdings, Inc., 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 2.25%), 6.56%, 2/10/2032 (n)	1,690,000	1,686,840
		6,420,013
Chemicals — 0.1%
Axalta Coating Systems US Holdings, Inc., 1st Lien Term Loan B-7 (3-MONTH CME TERM SOFR + 1.75%), 6.08%, 12/20/2029	570,411	571,415
Ecovyst Catalyst Technologies LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.00%), 6.29%, 6/12/2031	1,492,500	1,479,978
INEOS Enterprises Holdings US Finco LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 8.16%, 7/7/2030	1,496,222	1,490,611
INEOS US Finance LLC, 1st Lien Term Loan B (Luxembourg) (1-MONTH CME TERM SOFR + 3.25%), 7.57%, 2/18/2030	1,492,500	1,468,247
		5,010,251
Commercial Services & Supplies — 0.0% ^
Madison IAQ LLC, 1st Lien Term Loan (6-MONTH CME TERM SOFR + 2.50%), 6.76%, 6/21/2028	682,594	681,618
Construction & Engineering — 0.1%
Osmose Utilities Services, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 7.69%, 6/23/2028	1,496,134	1,487,322
Zekelman Industries, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 6.56%, 1/24/2031	1,611,591	1,613,476
		3,100,798
Containers & Packaging — 0.0% ^
Graham Packaging Co., Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.82%, 8/4/2027	750,814	750,439
Diversified Consumer Services — 0.0% ^
Wand NewCo 3, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 7.07%, 1/30/2031	489,550	487,998
Diversified Telecommunication Services — 0.1%
Iridium Satellite LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 6.57%, 9/20/2030	1,982,653	1,957,255
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	65

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Loan Assignments — continued
Electrical Equipment — 0.0% ^
Vertiv Group Corp., 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 1.75%), 6.06%, 3/2/2027	1,224,417	1,223,230
Electronic Equipment, Instruments & Components — 0.0% ^
LSF12 Crown US Commercial Bidco LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.25%), 8.56%, 12/2/2031	756,000	737,727
Financial Services — 0.0% ^
Boost Newco Borrower LLC, 1st Lien Term Loan B-1 (3-MONTH CME TERM SOFR + 2.50%), 6.29%, 1/31/2031 (n)	1,517,296	1,515,399
NCR Atleos LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 8.05%, 3/27/2029	346,800	347,088
		1,862,487
Ground Transportation — 0.0% ^
Genesee & Wyoming, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 1.75%), 6.08%, 4/10/2031 (n)	1,965,138	1,956,550
Health Care Equipment & Supplies — 0.0% ^
Medline Borrower LP, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 6.57%, 10/23/2028	202,896	203,113
Health Care Providers & Services — 0.1%
DaVita, Inc., 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 2.00%), 6.32%, 4/25/2031	893,033	893,221
PAREXEL International, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.82%, 11/15/2028	2,157,254	2,159,734
Star Parent, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.00%), 8.33%, 9/27/2030	2,107,841	2,062,754
		5,115,709
Hotels, Restaurants & Leisure — 0.0% ^
Carnival Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 6.32%, 8/9/2027	238,582	238,135
Household Durables — 0.0% ^
KDC/ONE Development Corp., Inc., 1st Lien Term Loan B (Canada) (1-MONTH CME TERM SOFR + 4.00%), 8.37%, 8/15/2028	1,023,938	1,027,224
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Insurance — 0.1%
Asurion LLC, 1st Lien Term Loan B-11 (1-MONTH CME TERM SOFR + 4.25%), 8.67%, 8/21/2028	2,155,470	2,152,431
HUB International Ltd., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.50%), 6.79%, 6/20/2030	1,263,205	1,264,002
USI, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 6.58%, 9/27/2030	1,545,835	1,539,079
		4,955,512
IT Services — 0.0% ^
Ahead DB Holdings LLC, 1st Lien Term Loan B-3 (3-MONTH CME TERM SOFR + 3.00%), 7.30%, 2/3/2031	261,672	262,266
MH Sub I LLC, 1st Lien Term Loan B
(1-MONTH CME TERM SOFR + 4.25%), 8.82%, 5/3/2028 (n)	888,751	868,505
(1-MONTH CME TERM SOFR + 4.25%), 8.57%, 12/31/2031 (n)	601,475	576,664
		1,707,435
Leisure Products — 0.0% ^
Topgolf Callaway Brands Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 7.31%, 3/18/2030	441,574	436,147
Varsity Brands LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 8.07%, 8/26/2031	1,501,667	1,500,541
		1,936,688
Machinery — 0.0% ^
SPX FLOW, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 7.32%, 4/5/2029	400,212	401,337
Terex Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 6.32%, 10/8/2031 (n)	575,000	576,679
		978,016
Media — 0.1%
Charter Communications Operating LLC, 1st Lien Term Loan B-4 (3-MONTH CME TERM SOFR + 2.00%), 6.31%, 12/9/2030	2,054,250	2,048,909
SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Loan Assignments — continued
Media — continued
Clear Channel Outdoor Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.00%), 8.44%, 8/23/2028	1,169,280	1,168,649
CSC Holdings LLC, 1st Lien Term Loan B-6 (1-MONTH CME TERM SOFR + 4.50%), 8.81%, 1/18/2028	1,399,277	1,373,040
		4,590,598
Oil, Gas & Consumable Fuels — 0.1%
Buckeye Partners LP, 1st Lien Term Loan B-6 (1-MONTH CME TERM SOFR + 1.75%), 6.07%, 11/22/2030	1,001,004	1,001,144
EPIC Crude Services LP, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 7.30%, 10/15/2031	1,500,000	1,504,020
NorthRiver Midstream Finance LP, 1st Lien Term Loan B (Canada) (3-MONTH CME TERM SOFR + 2.25%), 6.56%, 8/16/2030	1,022,134	1,022,983
		3,528,147
Passenger Airlines — 0.1%
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.75%), 9.30%, 4/20/2028	1,188,268	1,212,330
Jetblue Airways Corp., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 5.50%), 9.85%, 8/13/2029	997,500	998,927
		2,211,257
Personal Care Products — 0.0% ^
Conair Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 8.19%, 5/17/2028	937,892	858,340
Pharmaceuticals — 0.0% ^
Elanco Animal Health, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 6.16%, 8/2/2027	235,630	235,275
Professional Services — 0.1%
Dun & Bradstreet Corp. (The), 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.25%), 6.57%, 1/18/2029	1,106,637	1,104,734
KBR, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 6.32%, 1/17/2031	1,907,275	1,911,243
WEC US Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 6.56%, 1/27/2031	3,108,141	3,101,551
		6,117,528
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Semiconductors & Semiconductor Equipment — 0.1%
Altar Bidco, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.10%), 7.25%, 2/1/2029	2,153,423	2,147,437
Software — 0.2%
AthenaHealth Group, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.32%, 2/15/2029 (n)	1,741,727	1,736,746
BCPE Pequod Buyer, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.50%), 7.79%, 11/25/2031	1,930,000	1,937,932
Camelot US Acquisition LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 7.07%, 1/31/2031	1,259,021	1,240,765
Central Parent LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 7.58%, 7/6/2029	822,938	751,136
Genesys Cloud Services, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.82%, 1/30/2032	2,660,224	2,646,923
Icon Parent, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 7.32%, 11/13/2031	2,500,000	2,492,700
UKG, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 7.30%, 2/10/2031	2,453,193	2,452,384
		13,258,586
Specialty Retail — 0.1%
Park River Holdings, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 7.82%, 12/28/2027	1,015,278	983,449
Petco Health & Wellness Co., Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 7.84%, 3/3/2028	820,342	755,486
White Cap Supply Holdings LLC, 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 3.25%), 7.57%, 10/19/2029	992,449	988,956
		2,727,891
Total Loan Assignments (Cost $78,386,537)		77,883,974
Foreign Government Securities — 0.9%
Arab Republic of Egypt
7.60%, 3/1/2029 (h)	1,900,000	1,841,062
8.63%, 2/4/2030 (a)	382,000	379,613
7.63%, 5/29/2032 (h)	1,100,000	972,510
9.45%, 2/4/2033 (a)	458,000	445,634
7.30%, 9/30/2033 (h)	800,000	682,616
8.50%, 1/31/2047 (h)	850,000	674,687
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	67

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
8.88%, 5/29/2050 (h)	1,500,000	1,216,875
Benin Government Bond
7.96%, 2/13/2038 (a)	520,000	488,800
8.38%, 1/23/2041 (a)	400,000	383,376
Dominican Republic Government Bond
5.50%, 2/22/2029 (h)	400,000	392,750
6.00%, 2/22/2033 (a)	900,000	882,000
6.40%, 6/5/2049 (h)	1,500,000	1,432,785
7.15%, 2/24/2055 (a)	1,000,000	1,034,060
5.88%, 1/30/2060 (a)	300,000	264,468
Federal Republic of Nigeria
6.50%, 11/28/2027 (h)	1,100,000	1,072,786
6.13%, 9/28/2028 (a)	1,500,000	1,402,035
6.13%, 9/28/2028 (h)	600,000	560,814
7.14%, 2/23/2030 (h)	200,000	187,094
8.75%, 1/21/2031 (h)	500,000	496,720
7.38%, 9/28/2033 (a)	300,000	265,059
Federative Republic of Brazil
4.75%, 1/14/2050	700,000	494,200
7.13%, 5/13/2054	915,000	884,668
Hashemite Kingdom of Jordan
6.13%, 1/29/2026 (h)	1,300,000	1,294,312
7.38%, 10/10/2047 (h)	200,000	178,438
Hungary Government Bond 5.50%, 6/16/2034 (a)	200,000	197,250
Istanbul Metropolitan Municipality 10.50%, 12/6/2028 (a)	1,800,000	1,948,500
Kingdom of Morocco 4.00%, 12/15/2050 (a)	400,000	275,500
Oriental Republic of Uruguay 5.44%, 2/14/2037	1,330,000	1,342,635
Republic of Angola
8.25%, 5/9/2028 (a)	1,400,000	1,330,392
8.75%, 4/14/2032 (a)	800,000	713,920
Republic of Colombia
8.00%, 11/14/2035	400,000	409,000
7.75%, 11/7/2036	411,000	408,090
8.75%, 11/14/2053	1,400,000	1,443,120
Republic of Costa Rica 7.30%, 11/13/2054 (a)	800,000	841,544
Republic of Cote d'Ivoire
6.13%, 6/15/2033 (h)	2,350,000	2,112,791
8.25%, 1/30/2037 (a)	402,000	390,443
Republic of El Salvador 9.65%, 11/21/2054 (a)	2,258,000	2,397,996
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Republic of Guatemala
6.60%, 6/13/2036 (a)	300,000	303,000
6.55%, 2/6/2037 (a)	600,000	604,500
Republic of Iraq 5.80%, 1/15/2028 (h)	300,000	294,375
Republic of Kenya 9.50%, 3/5/2036 (a)	1,773,000	1,714,491
Republic of Panama
7.50%, 3/1/2031	400,000	414,200
7.88%, 3/1/2057	279,000	278,618
Republic of Paraguay
6.00%, 2/9/2036 (a)	970,000	983,949
6.10%, 8/11/2044 (h)	1,200,000	1,161,375
5.60%, 3/13/2048 (h)	600,000	539,700
5.40%, 3/30/2050 (h)	3,100,000	2,717,343
Republic of Philippines 5.90%, 2/4/2050	450,000	465,917
Republic of Senegal 6.75%, 3/13/2048 (h)	600,000	400,500
Republic of South Africa
7.10%, 11/19/2036 (a)	1,830,000	1,795,504
7.30%, 4/20/2052	1,000,000	910,000
7.95%, 11/19/2054 (a)	1,795,000	1,740,647
Republic of Turkiye (The) 7.63%, 5/15/2034	2,144,000	2,207,650
Republic of Uzbekistan International Bond 6.95%, 5/25/2032 (a)	600,000	602,064
State of Israel Government Bond 5.75%, 3/12/2054	1,166,000	1,098,955
State of Mongolia 8.65%, 1/19/2028 (h)	400,000	420,500
Sultanate of Oman Government Bond 7.00%, 1/25/2051 (a)	3,500,000	3,757,040
Total Foreign Government Securities (Cost $54,348,757)		54,148,871
Municipal Bonds — 0.0% (o) ^
Texas — 0.0% ^
Texas Natural Gas Securitization Finance Corp., Customer Rate Relief Bonds Series 2023A-2, Rev., 5.17%, 4/1/2041 (Cost $45,000)	45,000	45,718
	SHARES
Common Stocks — 0.0% ^
Broadline Retail — 0.0% ^
NMG Parent LLC ‡ *	1	26
Diversified Telecommunication Services — 0.0% ^
Windstream Holdings, Inc. ‡ *	16	280
Health Care Providers & Services — 0.0% ^
Envision Healthcare Corp. ‡ *	18	221
SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Oil, Gas & Consumable Fuels — 0.0% ^
Expand Energy Corp.	185	18,293
Specialty Retail — 0.0% ^
Rite Aid ‡ * (b)	97	—
Wireless Telecommunication Services — 0.0% ^
Intelsat SA (Luxembourg) ‡ *	270	9,517
Total Common Stocks (Cost $10,064)		28,337
Preferred Stocks — 0.0% ^
Broadline Retail — 0.0% ^
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡ (Cost $2,753)	2,868	3,757
	NO. OF WARRANTS
Warrants — 0.0% ^
Media — 0.0% ^
Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD (United Kingdom) ‡ * (Cost $1)	78	—
	SHARES
Short-Term Investments — 13.5%
Investment Companies — 13.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.32% (p) (q) (Cost $784,655,919)	784,655,919	784,655,919
Total Investments — 105.8% (Cost $6,083,881,120)		6,135,033,388
Liabilities in Excess of Other Assets — (5.8)%		(334,037,908)
NET ASSETS — 100.0%		5,800,995,480

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of February 28, 2025.
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PIK	Payment In Kind
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying
mortgages of these securities increase, the yield on these
securities increases.

PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Defaulted security.
(c)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2025.
(e)
Contingent Capital security (“CoCo”). CoCos are hybrid
debt securities that may be convertible into equity or
may be written down if a pre-specified trigger event
occurs. The total value of aggregate CoCo holdings at
February 28, 2025 is $5,495,779 or 0.09% of the
Fund’s net assets as of February 28, 2025.

(f)	Security is an interest bearing note with preferred security characteristics.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	69

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
(g)
Security is perpetual and thus, does not have a
predetermined maturity date. The coupon rate for this
security is fixed for a period of time and may be
structured to adjust thereafter. The date shown, if
applicable, reflects the next call date. The coupon rate
shown is the rate in effect as of February 28, 2025.

(h)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(i)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 28, 2025.

(j)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of February 28, 2025.

(k)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(l)	The rate shown is the effective yield as of February 28, 2025.
(m)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(n)	All or a portion of this security is unsettled as of February 28, 2025. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(o)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(p)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(q)	The rate shown is the current yield as of February 28, 2025.
Futures contracts outstanding as of February 28, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	1,232	06/18/2025	USD	137,040,750	694,413
U.S. Treasury Long Bond	1,284	06/18/2025	USD	152,113,875	991,772
U.S. Treasury Ultra Bond	1,392	06/18/2025	USD	173,782,500	2,047,094
U.S. Treasury 2 Year Note	1,269	06/30/2025	USD	262,683,000	484,556
U.S. Treasury 5 Year Note	1,786	06/30/2025	USD	192,901,952	916,379
					5,134,214
Short Contracts
U.S. Treasury 10 Year Ultra Note	(324)	06/18/2025	USD	(37,098,000)	(289,032)
					4,845,182

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. Morgan Exchange-Traded Funds	February 28, 2025

Forward foreign currency exchange contracts outstanding as of February 28, 2025:

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	3,692,019	EUR	3,553,007	HSBC Bank, NA	3/5/2025	6,139
USD	3,702,543	EUR	3,553,007	Barclays Bank plc	4/3/2025	11,032
Total unrealized appreciation						17,171
EUR	3,553,007	USD	3,697,075	Barclays Bank plc	3/5/2025	(11,195)
Total unrealized depreciation						(11,195)
Net unrealized appreciation						5,976

Abbreviations
EUR	Euro
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	71

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — 28.1%
FHLMC Gold Pools, Other
Pool # WN1250, 4.40%, 5/1/2028	1,500,000	1,497,829
Pool # WN2453, 4.62%, 5/1/2028	850,000	849,756
Pool # WN2492, 4.93%, 6/1/2028	1,000,000	1,005,034
Pool # WN2435, 3.99%, 7/1/2030	2,070,000	2,014,176
Pool # WN2184, 2.50%, 4/1/2032	330,000	289,723
Pool # WN2266, 3.55%, 10/1/2032	600,000	560,397
Pool # WN2326, 4.45%, 12/1/2032	210,000	207,095
Pool # WN2587, 4.72%, 3/1/2033	3,477,857	3,523,251
FHLMC UMBS, 30 Year
Pool # RJ0003, 6.50%, 10/1/2053	4,256,500	4,443,186
Pool # SD5883, 6.50%, 6/1/2054	12,603,226	13,118,525
Pool # SD5979, 6.00%, 7/1/2054	8,346,977	8,551,451
Pool # SD6268, 6.50%, 8/1/2054	9,438,581	9,841,104
Pool # SD6461, 6.50%, 10/1/2054	2,677,877	2,788,015
FNMA UMBS, 30 Year
Pool # CB7136, 6.50%, 9/1/2053	11,210,528	11,682,499
Pool # MA5192, 6.50%, 11/1/2053	3,297,770	3,405,387
Pool # FS6942, 6.50%, 12/1/2053	2,181,117	2,266,960
Pool # CB8004, 6.00%, 2/1/2054	2,629,983	2,694,256
Pool # CB8495, 6.00%, 5/1/2054	8,624,357	8,837,684
Pool # CB8853, 6.00%, 7/1/2054	29,339,133	30,141,114
Pool # FS8911, 6.50%, 8/1/2054	10,100,838	10,558,715
Pool # CB9153, 6.00%, 9/1/2054	9,677,926	9,964,643
FNMA, Other
Pool # BS9065, 4.62%, 7/1/2028	650,000	651,456
Pool # BS9617, 4.79%, 10/1/2028	1,200,000	1,215,427
Pool # BZ0100, 5.30%, 12/1/2028	4,000,000	4,119,431
Pool # BS7094, 4.78%, 11/1/2029	3,520,000	3,559,323
Pool # BS9607, 5.06%, 9/1/2030	162,000	166,891
Pool # BS9738, 4.97%, 10/1/2030	220,000	225,361
Pool # BS3390, 1.69%, 10/1/2031	1,293,909	1,103,294
Pool # BS3377, 1.72%, 10/1/2031	205,000	172,937
Pool # BS4789, 2.17%, 2/1/2032	1,000,000	858,535
Pool # BZ1527, 4.68%, 8/1/2032	3,300,000	3,295,310
Pool # BS8929, 4.52%, 7/1/2033	4,800,000	4,804,201
Pool # BS4294, 1.97%, 1/1/2034	800,000	656,472
Pool # BZ1211, 4.99%, 6/1/2034	840,000	863,921
Pool # BZ1109, 5.04%, 6/1/2034	4,200,000	4,335,490
GNMA II, 30 Year
Pool # DB5978, 6.50%, 4/20/2044	268,748	274,441
Pool # DA9696, 6.50%, 4/20/2045	186,049	189,990
Pool # DD9127, 6.50%, 7/20/2049	87,293	90,423
Pool # MA8151, 4.50%, 7/20/2052	25	24
Pool # MA8649, 6.00%, 2/20/2053	334,573	341,351
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # MA9109, 7.00%, 8/20/2053	1,064,525	1,097,463
Pool # CW1603, 6.50%, 12/20/2053	196,779	202,632
Pool # DA0555, 6.50%, 2/20/2054	925,192	952,713
Pool # DA1949, 6.50%, 2/20/2054	1,161,550	1,196,101
Pool # 787307, 6.50%, 3/20/2054	3,354,411	3,454,192
Pool # DB1810, 6.50%, 3/20/2054	653,603	673,045
Pool # DB1811, 6.50%, 3/20/2054	380,844	392,172
Pool # DB1838, 6.50%, 3/20/2054	343,838	354,065
Pool # DB1521, 6.00%, 4/20/2054	171,286	175,644
Pool # DB1161, 6.50%, 4/20/2054	509,660	524,821
Pool # DA0802, 6.50%, 5/20/2054	442,142	455,294
Pool # DA5191, 6.50%, 5/20/2054	99,139	103,166
Pool # DA9805, 6.50%, 5/20/2054	238,467	245,868
Pool # DB7176, 6.50%, 5/20/2054	230,828	238,694
Pool # MA9725, 5.50%, 6/20/2054	20,936,784	21,009,740
Pool # DB7182, 6.00%, 6/20/2054	99,192	101,472
Pool # DB9010, 6.00%, 6/20/2054	182,624	186,600
Pool # DC6423, 6.00%, 6/20/2054	396,991	406,874
Pool # DC6424, 6.00%, 6/20/2054	297,434	304,146
Pool # DC6462, 6.00%, 6/20/2054	296,923	305,351
Pool # DC6464, 6.00%, 6/20/2054	1,487,778	1,520,169
Pool # DC7762, 6.00%, 6/20/2054	1,765,977	1,804,425
Pool # CP4226, 6.50%, 6/20/2054	397,315	410,857
Pool # CZ1406, 6.50%, 6/20/2054	435,358	451,334
Pool # DA1016, 6.50%, 6/20/2054	198,843	206,139
Pool # DB7470, 6.50%, 6/20/2054	662,993	682,715
Pool # DB7473, 6.50%, 6/20/2054	1,394,187	1,437,359
Pool # DC6270, 6.50%, 6/20/2054	541,296	559,744
Pool # DE0617, 6.50%, 6/20/2054	1,438,318	1,481,100
Pool # DB7520, 6.00%, 7/20/2054	496,306	507,112
Pool # DC0348, 6.00%, 7/20/2054	4,371,575	4,466,752
Pool # DC6650, 6.00%, 7/20/2054	1,787,964	1,826,891
Pool # DC8318, 6.00%, 7/20/2054	99,296	102,187
Pool # DC8319, 6.00%, 7/20/2054	99,004	101,281
Pool # DA1123, 6.50%, 7/20/2054	198,671	204,581
Pool # DB7614, 6.50%, 7/20/2054	99,344	102,299
Pool # DB7642, 6.50%, 7/20/2054	272,203	280,300
Pool # DC4806, 6.50%, 7/20/2054	1,490,928	1,537,097
Pool # DC4815, 6.50%, 7/20/2054	397,415	409,237
Pool # DC4824, 6.50%, 7/20/2054	1,391,347	1,432,735
Pool # DC4836, 6.50%, 7/20/2054	993,930	1,024,708
Pool # DC4838, 6.50%, 7/20/2054	397,346	409,166
Pool # DC6344, 6.50%, 7/20/2054	1,589,862	1,637,152
Pool # DC7719, 6.50%, 7/20/2054	446,308	459,585
Pool # DD0243, 6.50%, 7/20/2054	198,860	205,638
SEE NOTES TO FINANCIAL STATEMENTS.

72	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # DD0244, 6.50%, 7/20/2054	298,190	308,353
Pool # DD0258, 6.50%, 7/20/2054	198,848	205,625
Pool # DD1474, 6.50%, 7/20/2054	2,186,585	2,251,629
Pool # DD6149, 6.50%, 7/20/2054	369,096	380,076
Pool # DD7932, 6.50%, 7/20/2054	546,528	562,785
Pool # DD7934, 6.50%, 7/20/2054	695,828	716,526
Pool # DD7935, 6.50%, 7/20/2054	1,192,824	1,228,306
Pool # MA9781, 6.50%, 7/20/2054	39,354,283	40,169,893
Pool # DE1862, 6.00%, 8/20/2054	3,978,181	4,064,792
Pool # MA9852, 6.00%, 8/20/2054	31,315,009	31,766,637
Pool # 787524, 6.50%, 8/20/2054	12,326,177	12,783,570
Pool # 787526, 6.50%, 8/20/2054	14,832,253	15,297,217
Pool # 787527, 6.50%, 8/20/2054	12,116,085	12,527,905
Pool # 787528, 6.50%, 8/20/2054	17,679,071	18,222,202
Pool # CZ7222, 6.50%, 8/20/2054	696,153	718,305
Pool # DA1146, 6.50%, 8/20/2054	99,517	102,478
Pool # DA2943, 6.50%, 8/20/2054	1,293,125	1,333,168
Pool # DC5089, 6.50%, 8/20/2054	994,781	1,025,586
Pool # DC6802, 6.50%, 8/20/2054	1,093,721	1,132,309
Pool # DC8297, 6.50%, 8/20/2054	387,546	399,810
Pool # DD0605, 6.50%, 8/20/2054	198,926	205,414
Pool # DD1553, 6.50%, 8/20/2054	397,920	410,168
Pool # DD7840, 6.50%, 8/20/2054	1,789,300	1,844,756
Pool # DD8028, 6.50%, 8/20/2054	87,541	90,485
Pool # DD8029, 6.50%, 8/20/2054	87,491	90,840
Pool # DD8031, 6.50%, 8/20/2054	89,527	92,736
Pool # DD8032, 6.50%, 8/20/2054	122,973	126,958
Pool # DD8033, 6.50%, 8/20/2054	106,373	109,821
Pool # DD9128, 6.50%, 8/20/2054	245,635	254,007
Pool # DE0930, 6.50%, 8/20/2054	198,939	206,932
Pool # DE0931, 6.50%, 8/20/2054	199,020	205,803
Pool # DE0933, 6.50%, 8/20/2054	198,858	205,635
Pool # DE0936, 6.50%, 8/20/2054	497,354	512,790
Pool # DE1872, 6.50%, 8/20/2054	4,177,135	4,301,389
Pool # MA9853, 6.50%, 8/20/2054	7,545,972	7,711,193
Pool # 787553, 6.00%, 9/20/2054	11,496,928	11,753,159
Pool # DD9114, 6.00%, 9/20/2054	119,445	122,046
Pool # DE0971, 6.00%, 9/20/2054	119,263	121,860
Pool # DE4370, 6.00%, 9/20/2054	238,835	244,035
Pool # DE4373, 6.00%, 9/20/2054	228,912	233,896
Pool # DE4379, 6.00%, 9/20/2054	995,301	1,016,971
Pool # DE6274, 6.00%, 9/20/2054	9,953,444	10,170,148
Pool # 787554, 6.50%, 9/20/2054	10,138,544	10,449,999
Pool # DE6368, 6.50%, 9/20/2054	1,144,452	1,176,375
Pool # 787593, 5.50%, 10/20/2054	11,840,661	11,967,501
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # 787595, 6.00%, 10/20/2054	33,864,201	34,663,107
Pool # 787596, 6.00%, 10/20/2054	33,765,170	34,645,031
Pool # DF5278, 6.00%, 10/20/2054	129,538	132,359
Pool # DF5283, 6.00%, 10/20/2054	926,820	946,999
Pool # DF5284, 6.00%, 10/20/2054	996,322	1,018,014
Pool # DF8119, 6.00%, 11/20/2054	9,972,183	10,189,296
Pool # DF8120, 6.00%, 11/20/2054	9,970,851	10,187,934
Pool # DG0986, 6.00%, 11/20/2054	299,315	306,051
Pool # DG1019, 6.00%, 11/20/2054	299,437	306,177
Pool # DG1038, 6.00%, 11/20/2054	299,445	306,991
Pool # DE0928, 6.00%, 12/20/2054	126,380	129,778
Pool # DF4458, 6.00%, 12/20/2054	299,430	306,169
Pool # DF4461, 6.00%, 12/20/2054	299,424	306,970
Pool # DF4477, 6.00%, 12/20/2054	565,099	577,818
Pool # DF8291, 6.00%, 12/20/2054	1,097,835	1,121,737
Pool # DG1004, 6.00%, 12/20/2054	399,269	408,659
Pool # DG1015, 6.00%, 12/20/2054	209,329	214,015
Pool # DG1018, 6.00%, 12/20/2054	299,449	306,995
Pool # DG1027, 6.00%, 12/20/2054	598,885	612,363
Pool # DG8794, 6.00%, 12/20/2054	299,452	306,192
Pool # DG8812, 6.00%, 12/20/2054	180,872	184,943
Pool # DG8826, 6.00%, 12/20/2054	171,149	175,001
Pool # MB0147, 5.50%, 1/20/2055	30,927,496	31,030,518
Pool # DG8827, 6.00%, 1/20/2055	545,716	557,999
Pool # DG8828, 6.00%, 1/20/2055	140,467	144,007
Pool # DG8829, 6.00%, 1/20/2055	242,124	248,634
Pool # DG8840, 6.00%, 1/20/2055	175,341	179,288
Pool # DG8841, 6.00%, 1/20/2055	507,777	519,205
Pool # DG8842, 6.00%, 1/20/2055	113,012	115,860
Pool # DG8843, 6.00%, 1/20/2055	164,200	168,615
Pool # DG8871, 6.00%, 1/20/2055	108,271	111,510
Pool # MB0148, 6.00%, 1/20/2055	87,997,251	89,305,204
Pool # MB0149, 6.50%, 1/20/2055	36,903,921	37,741,890
Pool # MB0206, 6.00%, 2/20/2055	83,000,000	84,233,682
Pool # MB0207, 6.50%, 2/20/2055	28,609,192	29,292,674
GNMA II, Single Family, 30 Year TBA, 5.50%, 3/15/2055 (a)	55,183,000	55,318,802
Nautical Solutions , 9.20%, 8/1/2031 ‡	4,900,000	4,900,000
Total Mortgage-Backed Securities (Cost $847,173,929)		850,848,270
Commercial Mortgage-Backed Securities — 24.9%
1211 Avenue of the Americas Trust Series 2015-1211, Class C, 4.14%, 8/10/2035 (b) (c)	935,000	888,250
Aventura Mall Trust Series 2018-AVM, Class A, 4.11%, 7/5/2040 (b) (c)	2,220,000	2,161,862
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	73

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Banc of America Re-REMIC Trust Series 2024-FRR1, Class C, 0.00%, 4/27/2049 ‡ (b)	3,000,000	1,868,548
BANK
Series 2022-BNK39, Class XA, IO, 0.42%, 2/15/2055 (c)	8,023,673	195,262
Series 2019-BN19, Class C, 4.03%, 8/15/2061 (c)	1,500,000	1,182,846
Series 2019-BN20, Class D, 2.50%, 9/15/2062 (b)	700,000	422,132
Series 2020-BN28, Class XA, IO, 1.76%, 3/15/2063 (c)	4,095,429	316,354
Series 2020-BN26, Class E, 2.50%, 3/15/2063 (b)	320,000	201,321
Series 2020-BN26, Class AS, 2.69%, 3/15/2063	4,500,000	3,926,137
BANK5
Series 2023-5YR1, Class A3, 6.26%, 4/15/2056 (c)	5,800,000	6,035,291
Series 2023-5YR3, Class A2, 6.26%, 9/15/2056	5,796,363	6,017,009
Series 2023-5YR4, Class A3, 6.50%, 12/15/2056	822,333	867,362
BBCMS Mortgage Trust
Series 2021-C11, Class XB, IO, 0.96%, 9/15/2054 (c)	4,500,000	248,120
Series 2023-C20, Class XA, IO, 0.85%, 7/15/2056 (c)	13,139,128	657,310
Series 2023-C21, Class A5, 6.00%, 9/15/2056 (c)	1,350,000	1,449,087
Series 2023-C22, Class A5, 6.80%, 11/15/2056 (c)	2,900,000	3,269,630
Series 2023-5C23, Class A3, 6.68%, 12/15/2056 (c)	4,350,000	4,618,710
Benchmark Mortgage Trust
Series 2018-B2, Class AS, 4.08%, 2/15/2051 (c)	2,300,000	2,201,488
Series 2018-B4, Class A5, 4.12%, 7/15/2051 (c)	1,000,000	979,384
Series 2019-B9, Class D, 3.00%, 3/15/2052 (b)	1,240,000	778,030
Series 2021-B26, Class ASB, 2.26%, 6/15/2054	800,000	750,199
Series 2022-B33, Class A5, 3.46%, 3/15/2055	800,000	723,605
Series 2022-B36, Class A5, 4.47%, 7/15/2055 (c)	800,000	772,533
Series 2022-B37, Class A5, 5.75%, 11/15/2055 (c)	604,000	638,850
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2024-V7, Class A3, 6.23%, 5/15/2056 (c)	4,000,000	4,220,456
Series 2023-V3, Class A3, 6.36%, 7/15/2056 (c)	200,000	209,779
Series 2024-V5, Class A3, 5.81%, 1/10/2057	440,549	456,645
Series 2024-V5, Class C, 6.97%, 1/10/2057 (c)	300,000	315,418
Series 2024-V9, Class A3, 5.60%, 8/15/2057	4,300,000	4,438,067
Series 2019-B10, Class B, 4.18%, 3/15/2062 (c)	1,418,000	1,268,704
BHMS Series 2018-ATLS, Class A, 5.86%, 7/15/2035 (b) (c)	4,705,000	4,700,620
BMARK Series 2023-V4, Class A3, 6.84%, 11/15/2056 (c)	3,600,000	3,829,526
BMD2 Re-REMIC Trust Series 2019-FRR1, Class 4D1, PO, 5/25/2052 (b)	5,000,000	3,651,000
BMO Mortgage Trust
Series 2022-C1, Class XA, IO, 0.47%, 2/17/2055 (c)	49,410,366	1,214,660
Series 2023-C5, Class A5, 5.77%, 6/15/2056	1,640,000	1,728,603
Series 2023-5C1, Class A3, 6.53%, 8/15/2056 (c)	6,280,000	6,602,867
Series 2023-5C2, Class A3, 7.05%, 11/15/2056 (c)	3,310,000	3,561,428
Series 2023-C7, Class A5, 6.16%, 12/15/2056	1,500,000	1,620,183
Series 2024-5C3, Class A3, 5.74%, 2/15/2057	2,420,000	2,500,234
Series 2024-5C3, Class C, 6.86%, 2/15/2057 (c)	700,000	732,653
Series 2024-5C4, Class A3, 6.53%, 5/15/2057 (c)	8,300,000	8,827,834
Series 2024-C9, Class XA, IO, 0.86%, 7/15/2057 (c)	26,981,549	1,806,803
Series 2024-C9, Class A5, 5.76%, 7/15/2057	1,710,000	1,810,387
Series 2024-5C6, Class A3, 5.32%, 9/15/2057	3,900,000	3,982,204
Series 2024-C10, Class XA, IO, 0.61%, 11/15/2057 (c)	79,991,563	4,145,491
Series 2024-5C7, Class XA, IO, 0.93%, 11/15/2057 (b) (c)	19,945,766	764,096
Series 2024-5C7, Class A3, 5.57%, 11/15/2057 (c)	1,400,000	1,444,227
Series 2024-5C7, Class AS, 5.89%, 11/15/2057 (c)	300,000	309,108
SEE NOTES TO FINANCIAL STATEMENTS.

74	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
BX Series 2021-MFM1, Class A, 5.13%, 1/15/2034 (b) (c)	266,698	266,114
BX Commercial Mortgage Trust
Series 2021-21M, Class A, 5.16%, 10/15/2036 (b) (c)	337,457	334,926
Series 2021-VINO, Class A, 5.08%, 5/15/2038 (b) (c)	62,622	62,544
Series 2021-ACNT, Class A, 5.28%, 11/15/2038 (b) (c)	728,704	727,337
Series 2024-MF, Class A, 5.75%, 2/15/2039 (b) (c)	1,744,345	1,744,891
Series 2024-MF, Class B, 6.00%, 2/15/2039 (b) (c)	708,364	708,806
Series 2024-AIR2, Class A, 5.80%, 10/15/2041 (b) (c)	1,500,000	1,505,625
BX Mortgage Trust
Series 2025-BIO3, Class B, 6.56%, 2/10/2042 (b)	3,587,000	3,716,799
Series 2025-BIO3, Class C, 6.96%, 2/10/2042 (b) (c)	3,400,000	3,503,615
Series 2025-BIO3, Class D, 6.96%, 2/10/2042 (b) (c)	1,700,000	1,699,232
BX Trust Series 2022-LBA6, Class A, 5.31%, 1/15/2039 (b) (c)	155,000	154,710
CD Mortgage Trust
Series 2016-CD2, Class C, 3.99%, 11/10/2049 (c)	290,000	168,695
Series 2017-CD3, Class A4, 3.63%, 2/10/2050	2,596,138	2,474,973
Series 2017-CD3, Class AS, 3.83%, 2/10/2050	1,000,000	882,216
Series 2017-CD4, Class D, 3.30%, 5/10/2050 (b)	2,000,000	1,673,113
Series 2017-CD6, Class AM, 3.71%, 11/13/2050 (c)	1,362,417	1,301,976
Series 2017-CD6, Class B, 3.91%, 11/13/2050 (c)	1,750,000	1,637,355
Series 2018-CD7, Class C, 4.84%, 8/15/2051 (c)	2,080,000	1,892,321
Series 2019-CD8, Class E, 3.00%, 8/15/2057 (b)	3,800,000	1,965,895
CGMS Commercial Mortgage Trust Series 2017-B1, Class D, 3.00%, 8/15/2050 (b)	6,500,000	5,491,277
Citigroup Commercial Mortgage Trust
Series 2014-GC25, Class B, 4.34%, 10/10/2047 (c)	1,407,414	1,354,636
Series 2015-GC29, Class D, 3.11%, 4/10/2048 (b)	4,000,000	3,172,831
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2015-P1, Class D, 3.23%, 9/15/2048 (b)	860,000	787,829
Series 2016-GC36, Class C, 4.74%, 2/10/2049 (c)	1,500,000	1,207,661
Series 2016-P3, Class B, 4.27%, 4/15/2049 (c)	1,630,000	1,518,021
Series 2016-C3, Class D, 3.00%, 11/15/2049 (b)	1,500,000	1,098,262
Series 2016-P6, Class D, 3.25%, 12/10/2049 (b)	3,000,000	2,123,727
Series 2018-B2, Class AS, 4.18%, 3/10/2051 (c)	1,000,000	969,177
Series 2018-C5, Class XA, IO, 0.66%, 6/10/2051 (c)	1,459,090	28,439
Series 2018-C6, Class XA, IO, 0.76%, 11/10/2051 (c)	2,018,234	49,623
Series 2015-GC33, Class D, 3.17%, 9/10/2058	3,500,000	1,974,542
Series 2015-GC33, Class B, 4.57%, 9/10/2058 (c)	5,476,986	5,081,797
COMM Mortgage Trust
Series 2024-CBM, Class A1, 5.66%, 12/10/2041 (b) (c)	2,900,000	2,928,560
Series 2024-CBM, Class A2, 5.87%, 12/10/2041 (b) (c)	1,123,214	1,149,221
Series 2024-CBM, Class B, 6.51%, 12/10/2041 (b) (c)	1,224,000	1,264,850
Series 2018-COR3, Class B, 4.52%, 5/10/2051 (c)	800,000	695,525
Commercial Mortgage Trust
Series 2014-CR14, Class C, 3.77%, 2/10/2047 (c)	2,967,820	2,774,941
Series 2014-CR15, Class C, 3.97%, 2/10/2047 (c)	1,000,000	946,313
Series 2014-CR19, Class E, 4.01%, 8/10/2047 (b) (c)	2,500,000	2,229,250
Series 2014-UBS5, Class C, 4.66%, 9/10/2047 (c)	2,300,000	2,116,000
Series 2014-CR20, Class D, 3.22%, 11/10/2047 (b)	2,350,000	1,833,000
Series 2015-LC19, Class D, 2.87%, 2/10/2048 (b)	7,817,000	7,155,923
Series 2015-CR22, Class D, 4.05%, 3/10/2048 (b) (c)	500,000	377,467
Series 2015-LC23, Class E, 3.54%, 10/10/2048 (b) (c)	3,000,000	2,431,613
Series 2015-PC1, Class B, 4.30%, 7/10/2050 (c)	65,000	63,074
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	75

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
CSAIL Commercial Mortgage Trust
Series 2019-C16, Class XA, IO, 1.53%, 6/15/2052 (c)	59,352,982	3,175,669
Series 2020-C19, Class D, 2.50%, 3/15/2053 (b)	3,800,000	2,232,460
Series 2020-C19, Class E, 2.50%, 3/15/2053 (b)	2,000,000	603,773
Series 2020-C19, Class C, 3.64%, 3/15/2053 (c)	2,750,000	2,279,771
Series 2015-C2, Class C, 4.18%, 6/15/2057 (c)	4,250,000	3,914,833
DBJPM Mortgage Trust Series 2016-C3, Class B, 3.26%, 8/10/2049	400,000	378,907
ELM Trust Series 2024-ELM, Class C10, 6.40%, 6/10/2039 (b) (c)	1,885,000	1,905,161
FHLMC
Series 2023-MN7, Class M1, 7.95%, 9/25/2043 (b) (c)	791,457	799,838
Series 2023-MN7, Class M2, 10.05%, 9/25/2043 (b) (c)	2,348,000	2,564,886
Series 2023-MN7, Class B1, 13.20%, 9/25/2043 (b) (c)	1,750,000	2,043,024
Series 2024-MN8, Class M1, 7.20%, 5/25/2044 (b) (c)	2,290,692	2,315,944
Series 2024-MN8, Class M2, 8.60%, 5/25/2044 (b) (c)	2,500,000	2,594,827
Series 2024-MN8, Class B1, 11.70%, 5/25/2044 (b) (c)	2,900,000	3,246,673
Series 2025-MN10, Class M1, 6.37%, 2/25/2045 (b) (c)	3,800,000	3,803,322
Series 2025-MN10, Class M2, 7.17%, 2/25/2045 (b) (c)	1,500,000	1,502,432
Series 2025-MN10, Class B1, 9.27%, 2/25/2045 (b) (c)	180,000	181,345
FHLMC, Multi-Class Certificates
Series 2020-RR12, Class X, IO, 2.10%, 10/27/2027 (c)	2,000,000	83,489
Series 2020-RR06, Class AX, IO, 1.88%, 10/27/2028 (c)	2,000,000	94,089
Series 2020-RR14, Class X, IO, 2.13%, 3/27/2034 (c)	2,500,000	336,245
Series 2021-RR16, Class X, IO, 0.96%, 10/27/2034 (c)	5,600,000	381,555
Series 2023-RR21, Class X, IO, 3.28%, 4/27/2036 (c)	18,000,000	3,901,207
FHLMC, Multi-Family Structured Credit Risk
Series 2021-MN2, Class B1, 9.85%, 7/25/2041 (b) (c)	200,000	200,500
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2024-MN9, Class M1, 6.80%, 10/25/2044 (b) (c)	999,300	1,010,916
Series 2021-MN1, Class M1, 6.35%, 1/25/2051 (b) (c)	642,807	640,118
Series 2021-MN1, Class M2, 8.10%, 1/25/2051 (b) (c)	3,000,000	3,118,859
Series 2021-MN3, Class M2, 8.35%, 11/25/2051 (b) (c)	4,700,000	4,886,733
Series 2021-MN3, Class B1, 11.20%, 11/25/2051 (b) (c)	1,750,000	1,864,772
Series 2022-MN4, Class M2, 10.85%, 5/25/2052 (b) (c)	3,000,000	3,387,910
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K051, Class X1, IO, 0.48%, 9/25/2025 (c)	71,216,492	160,579
Series KC06, Class X1, IO, 0.88%, 6/25/2026 (c)	5,425,660	32,507
Series K737, Class X1, IO, 0.61%, 10/25/2026 (c)	44,268,505	384,357
Series K738, Class X1, IO, 1.49%, 1/25/2027 (c)	41,856,395	950,182
Series K064, Class X1, IO, 0.59%, 3/25/2027 (c)	10,175,553	104,681
Series KC05, Class X1, IO, 1.21%, 6/25/2027 (c)	43,167,991	767,134
Series K068, Class X1, IO, 0.41%, 8/25/2027 (c)	630,550	5,715
Series K740, Class X1, IO, 0.73%, 9/25/2027 (c)	17,805,562	283,616
Series K072, Class X1, IO, 0.36%, 12/25/2027 (c)	14,971,830	134,970
Series K742, Class X1, IO, 0.77%, 3/25/2028 (c)	2,737,530	39,098
Series K742, Class X3, IO, 2.59%, 4/25/2028 (c)	5,000,000	364,566
Series K743, Class X1, IO, 0.91%, 5/25/2028 (c)	25,291,485	643,661
Series K078, Class X1, IO, 0.08%, 6/25/2028 (c)	61,442,382	234,544
Series K745, Class X1, IO, 0.63%, 8/25/2028 (c)	15,074,923	276,008
Series K082, Class X1, IO, 0.01%, 9/25/2028 (c)	193,983,159	458,402
Series K083, Class X1, IO, 0.03%, 9/25/2028 (c)	130,437,860	363,596
Series K084, Class X3, IO, 2.24%, 11/25/2028 (c)	751,485	56,074
Series K514, Class X1, IO, 0.96%, 12/25/2028 (c)	11,795,108	396,601
SEE NOTES TO FINANCIAL STATEMENTS.

76	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series K088, Class X1, IO, 0.51%, 1/25/2029 (c)	13,679,987	243,192
Series K091, Class X1, IO, 0.56%, 3/25/2029 (c)	32,120,172	650,058
Series K519, Class AS, 4.80%, 3/25/2029 (c)	3,695,602	3,690,254
Series K749, Class XAM, IO, 0.22%, 4/25/2029 (c)	55,000,000	554,092
Series KW09, Class X1, IO, 0.78%, 5/25/2029 (c)	62,113,291	1,514,055
Series K094, Class X1, IO, 0.87%, 6/25/2029 (c)	21,185,583	680,034
Series K095, Class XAM, IO, 1.24%, 6/25/2029 (c)	1,614,000	78,547
Series K528, Class X1, IO, 1.01%, 7/25/2029 (c)	30,000,000	1,007,361
Series KG02, Class X1, IO, 1.02%, 8/25/2029 (c)	14,337,451	498,462
Series K100, Class X1, IO, 0.65%, 9/25/2029 (c)	54,198,451	1,374,093
Series K101, Class X1, IO, 0.83%, 10/25/2029 (c)	1,663,685	54,133
Series K101, Class X3, IO, 1.89%, 10/25/2029 (c)	20,000,000	1,531,294
Series K090, Class X3, IO, 2.31%, 10/25/2029 (c)	5,000,000	424,242
Series K103, Class X1, IO, 0.64%, 11/25/2029 (c)	25,995,806	666,413
Series K104, Class X1, IO, 1.11%, 1/25/2030 (c)	13,043,084	581,555
Series K106, Class X1, IO, 1.32%, 1/25/2030 (c)	6,576,177	356,879
Series K105, Class X1, IO, 1.52%, 1/25/2030 (c)	24,722,934	1,497,443
Series K107, Class X1, IO, 1.59%, 1/25/2030 (c)	45,029,606	2,889,199
Series K109, Class X1, IO, 1.57%, 4/25/2030 (c)	36,371,071	2,363,043
Series K110, Class X1, IO, 1.69%, 4/25/2030 (c)	43,157,027	2,881,047
Series K114, Class X1, IO, 1.11%, 6/25/2030 (c)	2,110,459	103,558
Series K115, Class X1, IO, 1.32%, 6/25/2030 (c)	7,906,991	454,503
Series K117, Class X1, IO, 1.22%, 8/25/2030 (c)	17,817,862	950,378
Series K119, Class X1, IO, 0.92%, 9/25/2030 (c)	7,293,095	301,504
Series K121, Class X1, IO, 1.02%, 10/25/2030 (c)	24,910,788	1,130,130
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series K120, Class X1, IO, 1.03%, 10/25/2030 (c)	40,842,614	1,865,503
Series K754, Class XAM, IO, 0.03%, 11/25/2030 (c)	116,738,000	612,104
Series K122, Class X1, IO, 0.87%, 11/25/2030 (c)	19,673,804	794,735
Series K124, Class X1, IO, 0.72%, 12/25/2030 (c)	99,665,964	3,401,151
Series K123, Class X1, IO, 0.77%, 12/25/2030 (c)	52,889,099	1,890,838
Series K126, Class X1, IO, 0.30%, 1/25/2031 (c)	91,403,583	1,351,338
Series K152, Class X1, IO, 0.95%, 1/25/2031 (c)	17,386,929	725,317
Series K128, Class X1, IO, 0.51%, 3/25/2031 (c)	126,462,643	3,144,355
Series K129, Class X3, IO, 3.16%, 5/25/2031 (c)	8,000,000	1,267,045
Series K130, Class X1, IO, 1.04%, 6/25/2031 (c)	6,173,820	326,822
Series K131, Class X1, IO, 0.73%, 7/25/2031 (c)	56,640,032	2,188,084
Series KG06, Class X1, IO, 0.53%, 10/25/2031 (c)	36,121,435	1,026,080
Series K136, Class X1, IO, 0.40%, 12/25/2031 (c)	63,002,559	1,217,436
Series K140, Class X1, IO, 0.29%, 1/25/2032 (c)	84,613,552	1,539,510
Series K-152, Class A1, 3.78%, 1/25/2032	1,179,993	1,150,505
Series K142, Class X1, IO, 0.30%, 3/25/2032 (c)	110,096,038	2,060,084
Series K144, Class X1, IO, 0.33%, 4/25/2032 (c)	4,089,700	88,526
Series K-161, Class A1, 5.08%, 7/25/2032	3,480,000	3,590,239
Series K-150, Class X1, IO, 0.31%, 9/25/2032 (c)	17,464,624	390,787
Series K-152, Class X1, IO, 0.15%, 11/25/2032 (c)	122,341,303	1,635,348
Series K-154, Class X1, IO, 0.35%, 1/25/2033 (c)	85,815,188	2,294,286
Series K-159, Class X1, IO, 0.12%, 7/25/2033 (c)	131,787,621	1,704,067
Series K-161, Class X3, IO, 5.48%, 11/25/2033 (c)	2,700,000	938,209
Series K-163, Class X3, IO, 5.69%, 4/25/2034 (c)	2,500,000	936,804
Series K-1514, Class X1, IO, 0.58%, 10/25/2034 (c)	1,184,567	48,509
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	77

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series K-1514, Class X3, IO, 2.77%, 10/25/2034 (c)	13,043,739	2,508,070
Series K-1512, Class X3, IO, 3.16%, 10/25/2034 (c)	2,500,000	551,978
Series K-1517, Class X1, IO, 1.32%, 7/25/2035 (c)	19,174,546	1,844,507
Series Q012, Class X, IO, 4.03%, 9/25/2035 (c)	387,719	59,730
Series K-1518, Class X1, IO, 0.86%, 10/25/2035 (c)	36,171,283	2,226,191
Series K-1519, Class X1, IO, 0.59%, 12/25/2035 (c)	13,396,085	590,264
Series K-1520, Class X1, IO, 0.47%, 2/25/2036 (c)	57,957,014	2,062,238
Series K-1513, Class X3, IO, 2.93%, 12/25/2037 (c)	4,500,000	920,956
Series K-1515, Class X3, IO, 3.68%, 3/25/2038 (c)	3,000,000	795,167
Series K-1516, Class X3, IO, 3.46%, 10/25/2038 (c)	1,000,000	253,681
Series K044, Class X3, IO, 2.14%, 1/25/2043 (c)	54,496,281	10,207
Series K067, Class X3, IO, 2.11%, 9/25/2044 (c)	15,000,000	716,205
Series K068, Class X3, IO, 2.06%, 10/25/2044 (c)	12,000,000	566,022
Series 2024-MN9, Class M2, 7.60%, 10/25/2044 (b) (c)	5,100,000	5,184,096
Series 2024-MN9, Class B1, 10.35%, 10/25/2044 (b) (c)	500,000	522,279
Series K060, Class X3, IO, 1.90%, 12/25/2044 (c)	11,949,868	349,806
Series K062, Class X3, IO, 2.08%, 1/25/2045 (c)	14,999,855	519,901
Series K063, Class X3, IO, 2.08%, 2/25/2045 (c)	11,342,000	426,686
Series K730, Class X3, IO, 3.31%, 2/25/2045 (c)	12,261,197	3,914
Series K065, Class X3, IO, 2.19%, 7/25/2045 (c)	8,509,531	392,654
Series K066, Class X3, IO, 2.16%, 8/25/2045 (c)	25,000,000	1,212,425
Series K071, Class X3, IO, 2.01%, 11/25/2045 (c)	8,700,000	436,008
Series K085, Class X3, IO, 2.31%, 12/25/2045 (c)	1,850,000	138,466
Series K097, Class X3, IO, 2.02%, 9/25/2046 (c)	3,000,000	232,275
Series K082, Class X3, IO, 2.21%, 10/25/2046 (c)	10,000,000	733,848
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series K083, Class X3, IO, 2.29%, 11/25/2046 (c)	621,062	46,863
Series K092, Class X3, IO, 2.25%, 5/25/2047 (c)	43,959,013	3,615,633
Series K737, Class X3, IO, 1.78%, 1/25/2048 (c)	11,779,376	344,998
Series K109, Class X3, IO, 3.38%, 5/25/2048 (c)	3,400,000	496,572
Series K119, Class X3, IO, 2.73%, 9/25/2048 (c)	5,000,000	642,887
Series K121, Class X3, IO, 2.77%, 11/25/2048 (c)	5,000,000	647,832
Series K126, Class X3, IO, 2.63%, 1/25/2049 (c)	12,950,000	1,660,032
Series K124, Class X3, IO, 2.62%, 2/25/2049 (c)	5,000,000	620,473
Series K125, Class X3, IO, 2.65%, 2/25/2049 (c)	16,750,000	2,150,893
Series K741, Class X3, IO, 2.45%, 3/25/2049 (c)	13,766,615	852,353
Series K127, Class X3, IO, 2.65%, 3/25/2049 (c)	4,000,000	506,518
Series K743, Class X3, IO, 2.95%, 6/25/2049 (c)	13,000,000	1,084,790
Series K147, Class X3, IO, 3.80%, 6/25/2050 (c)	6,400,000	1,371,432
Series K096, Class X3, IO, 2.04%, 8/25/2051 (c)	8,380,000	622,157
Series K148, Class X3, IO, 4.15%, 8/25/2054 (c)	17,000,000	4,076,750
Series Q014, Class X, IO, 2.78%, 10/25/2055 (c)	1,804,260	270,362
Series K-152, Class X3, IO, 4.33%, 11/25/2055 (c)	5,000,000	1,278,285
FHLMC, Multi-Family, Structured Pass-Through Certificates Series K-153, Class X1, IO, 0.44%, 12/25/2032 (c)	16,495,607	526,546
FNMA ACES
Series 2020-M3, Class X1, IO, 0.32%, 2/25/2030 (c)	3,340,475	40,242
Series 2022-M2, Class X2, IO, 0.20%, 1/25/2032 (c)	2,819,553	30,955
Series 2020-M31, Class AB, 0.50%, 10/25/2032	71,709	60,349
Series 2023-M8, Class A2, 4.47%, 3/25/2033 (c)	1,500,000	1,488,826
FREMF Series 20K-1517, Class C, PO, 8/25/2035 (b)	5,500,000	2,432,325
SEE NOTES TO FINANCIAL STATEMENTS.

78	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
FREMF Mortgage Trust
Series 2017-KF38, Class B, 6.94%, 9/25/2024 (b) (c)	828,828	827,994
Series 2018-KF45, Class B, 6.39%, 3/25/2025 (b) (c)	675,023	672,039
Series 2018-KC02, Class B, 4.09%, 7/25/2025 (b) (c)	25,000	24,664
Series 2018-KF53, Class B, 6.49%, 10/25/2025 (c)	24,588	24,315
Series 2019-KF60, Class B, 6.79%, 2/25/2026 (b) (c)	474,067	466,691
Series 2019-KF62, Class B, 6.49%, 4/25/2026 (b) (c)	5,296	5,121
Series 2019-K735, Class B, 4.02%, 5/25/2026 (b) (c)	150,000	148,082
Series 2019-KF72, Class B, 6.54%, 11/25/2026 (b) (c)	730,796	704,560
Series 2017-KF40, Class B, 7.14%, 11/25/2027 (b) (c)	943,700	894,808
Series 2018-KF43, Class B, 6.59%, 1/25/2028 (b) (c)	21,473	20,678
Series 2018-KF50, Class B, 6.34%, 7/25/2028 (b) (c)	3,383	3,238
Series 2018-K84, Class D, PO, 11/25/2028 (b)	3,500,000	2,519,558
Series 2018-KF54, Class B, 6.64%, 11/25/2028 (c)	442,364	415,010
Series 2019-KF59, Class B, 6.79%, 2/25/2029 (b) (c)	675,975	646,518
Series 2019-K92, Class X2A, IO, 0.10%, 4/25/2029 (b)	58,157,858	178,754
Series 2019-KW09, Class X2A, IO, 0.10%, 5/25/2029 (b)	18,741,352	52,388
Series 2019-KW09, Class C, PO, 6/25/2029 (b)	790,000	547,942
Series 2019-KW09, Class X2B, IO, 0.10%, 6/25/2029 (b)	10,000,000	33,273
Series 2019-K92, Class X2B, IO, 0.10%, 7/25/2029 (b)	12,014,516	41,418
Series 2019-KF67, Class C, 10.44%, 8/25/2029 (b) (c)	2,367,511	2,032,228
Series 2019-KC07, Class C, 3.63%, 10/25/2029 (b) (c)	2,400,000	1,940,539
Series 2020-KF76, Class B, 7.19%, 1/25/2030 (b) (c)	640,331	626,707
Series 2020-K107, Class D, 3.51%, 2/25/2030 (b) (c)	4,500,000	3,548,399
Series 2023-K752, Class D, PO, 8/25/2030 (b)	2,588,480	1,615,790
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2023-K752, Class X2B, IO, 0.10%, 8/25/2030 (b)	9,003,480	38,185
Series 2018-KW07, Class B, 4.08%, 10/25/2031 (b) (c)	300,000	264,583
Series 2022-KF132, Class CS, 10.72%, 2/25/2032 (b) (c)	2,933,256	2,716,962
Series 2019-KW10, Class C, PO, 10/25/2032 (b)	1,300,000	869,836
Series 2019-KW10, Class X2A, IO, 0.10%, 10/25/2032 (b)	14,233,856	47,520
Series 2019-KW10, Class X2B, IO, 0.10%, 10/25/2032 (b)	1,600,000	5,650
Series 2023-KF149, Class CS, 10.47%, 12/25/2032 (b) (c)	437,290	448,592
Series 2018-K155, Class X2A, IO, 0.10%, 4/25/2033 (b)	45,586,281	228,779
Series 2018-K155, Class C, PO, 5/25/2033 (b)	4,000,000	2,003,161
Series 2018-K155, Class X2B, IO, 0.10%, 5/25/2033 (b)	5,250,000	31,469
Series 19K-1511, Class C, PO, 4/25/2034 (b)	5,327,320	2,472,204
Series 19K-1513, Class X2A, IO, 0.10%, 8/25/2034 (b)	169,163,224	1,063,732
Series 19K-1514, Class C, 0.00%, 10/25/2034 (b)	6,000,000	2,753,206
Series 2015-K46, Class C, 3.71%, 4/25/2048 (b) (c)	100,000	99,667
Series 2017-K69, Class D, PO, 10/25/2049 (b)	3,000,000	2,372,107
Series 2017-K724, Class D, PO, 12/25/2049 (b)	18,076	17,828
Series 2017-K62, Class B, 3.88%, 1/25/2050 (b) (c)	415,000	407,972
Series 2019-K91, Class C, 4.26%, 4/25/2051 (b) (c)	250,000	239,219
Series 2018-K83, Class D, PO, 11/25/2051 (b)	3,400,000	2,451,564
Series 2019-K92, Class D, PO, 5/25/2052 (b)	4,900,000	3,458,287
Series 2020-K116, Class D, PO, 9/25/2052 (b)	4,500,000	2,696,637
Series 2020-K116, Class X2A, IO, 0.10%, 9/25/2052 (b)	59,098,643	224,226
Series 2020-K116, Class X2B, IO, 0.10%, 9/25/2052 (b)	12,768,420	52,471
Series 2020-K105, Class D, PO, 3/25/2053 (b)	4,000,000	2,484,020
Series 2020-K105, Class X2A, IO, 0.10%, 3/25/2053 (b)	51,764,878	186,597
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	79

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2020-K105, Class X2B, IO, 0.10%, 3/25/2053 (b)	12,000,000	47,942
Series 2020-K113, Class D, PO, 5/25/2053 (b)	4,300,000	2,691,058
Series 2020-K115, Class D, PO, 9/25/2053 (b)	6,000,000	3,975,608
Series 2020-K115, Class X2A, IO, 0.10%, 9/25/2053 (b)	64,273,649	265,077
Series 2020-K115, Class X2B, IO, 0.10%, 9/25/2053 (b)	14,600,000	63,209
Series 2020-K118, Class D, PO, 10/25/2053 (b)	7,000,000	4,454,367
Series 2020-K118, Class X2A, IO, 0.10%, 10/25/2053 (b)	76,675,643	318,925
Series 2020-K118, Class X2B, IO, 0.10%, 10/25/2053 (b)	15,633,000	68,201
Series 2020-K739, Class D, PO, 11/25/2053 (b)	7,000,000	5,519,037
Series 2020-K739, Class X2A, IO, 0.10%, 11/25/2053 (b)	70,584,245	131,216
Series 2020-K739, Class X2B, IO, 0.10%, 11/25/2053 (b)	17,500,000	37,371
Series 2020-K122, Class D, PO, 1/25/2054 (b)	4,000,000	2,363,209
Series 2020-K122, Class X2B, IO, 0.10%, 1/25/2054 (b)	10,972,469	48,030
Series K759, Class X3, IO, 5.26%, 2/25/2057 (c)	1,026,415	296,345
Series 2023-K752, Class X2A, IO, 0.10%, 9/25/2060 (b)	43,424,318	175,004
GNMA
Series 2014-88, Class AJ, 2.99%, 3/16/2055 (c)	811,667	717,113
Series 2015-33, IO, 0.24%, 2/16/2056 (c)	46,373,504	323,478
Series 2017-9, IO, 0.66%, 1/16/2057 (c)	22,170,215	838,921
Series 2023-127, IO, 0.41%, 7/16/2057 (c)	89,500,685	1,629,262
Series 2016-165, IO, 0.63%, 12/16/2057 (c)	4,858,127	155,495
Series 2017-70, IO, 0.37%, 2/16/2059 (c)	43,765,723	1,023,076
Series 2023-108, IO, 0.69%, 8/16/2059 (c)	11,962,534	454,544
Series 2018-85, IO, 0.55%, 7/16/2060 (c)	13,674,375	493,597
Series 2020-184, IO, 0.91%, 11/16/2060 (c)	3,086,334	205,693
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2021-17, IO, 1.05%, 1/16/2061 (c)	13,083,486	1,029,526
Series 2021-5, IO, 1.11%, 1/16/2061 (c)	11,426,562	904,660
Series 2019-76, IO, 0.88%, 3/16/2061 (c)	22,553,702	1,268,001
Series 2021-47, IO, 0.99%, 3/16/2061 (c)	25,817,693	1,764,575
Series 2021-82, Class TA, IF, IO, 3.64%, 4/16/2061 (c)	10,187,666	370,441
Series 2021-90, IO, 0.84%, 5/16/2061 (c)	16,977,084	1,026,628
Series 2019-53, Class IA, IO, 0.77%, 6/16/2061 (c)	2,077,703	104,774
Series 2021-108, IO, 0.97%, 6/16/2061 (c)	9,657,945	705,666
Series 2021-147, IO, 0.99%, 6/16/2061 (c)	7,572,378	556,755
Series 2021-169, IO, 1.11%, 6/16/2061 (c)	32,178,103	2,637,301
Series 2019-155, IO, 0.53%, 7/16/2061 (c)	5,404,824	219,206
Series 2024-195, IO, 0.60%, 7/16/2061 (c)	99,632,532	4,053,430
Series 2021-153, Class SA, IF, IO, 3.60%, 8/16/2061 (c)	6,553,326	259,547
Series 2022-113, IO, 0.40%, 9/16/2061 (c)	31,157,047	1,142,538
Series 2019-154, IO, 0.58%, 9/16/2061 (c)	7,106,150	285,034
Series 2021-218, IO, 0.96%, 10/16/2061 (c)	17,781,180	1,309,477
Series 2021-178, Class SA, IF, IO, 3.60%, 10/16/2061 (c)	942,663	44,944
Series 2020-28, IO, 0.82%, 11/16/2061 (c)	5,359,807	304,846
Series 2020-56, IO, 0.97%, 11/16/2061 (c)	7,207,389	476,221
Series 2025-38, IO, 0.64%, 1/16/2062 (a) (c)	48,000,000	1,987,500
Series 2019-130, IO, 0.68%, 1/16/2062 (c)	17,972,023	925,432
Series 2019-144, IO, 0.79%, 1/16/2062 (c)	13,427,218	775,102
Series 2020-2, IO, 0.59%, 3/16/2062 (c)	10,178,189	445,038
Series 2020-143, Class IB, IO, 0.87%, 3/16/2062 (c)	14,491,825	910,949
Series 2020-110, IO, 0.98%, 3/16/2062 (c)	18,576,377	1,274,707
SEE NOTES TO FINANCIAL STATEMENTS.

80	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2020-10, IO, 0.58%, 4/16/2062 (c)	10,340,954	429,166
Series 2020-23, IO, 0.66%, 4/16/2062 (c)	9,533,977	446,980
Series 2020-38, IO, 0.82%, 4/16/2062 (c)	14,684,349	873,563
Series 2020-89, Class IA, IO, 1.17%, 4/16/2062 (c)	17,008,288	1,278,928
Series 2020-69, Class IA, IO, 1.30%, 4/16/2062 (c)	24,334,908	2,007,085
Series 2020-120, IO, 0.77%, 5/16/2062 (c)	5,667,179	336,878
Series 2020-100, IO, 0.78%, 5/16/2062 (c)	5,580,739	335,943
Series 2020-118, IO, 0.88%, 6/16/2062 (c)	6,269,171	392,895
Series 2020-194, IO, 1.08%, 6/16/2062 (c)	8,205,301	593,992
Series 2020-169, IO, 0.85%, 7/16/2062 (c)	6,194,909	391,646
Series 2020-64, IO, 1.20%, 7/16/2062 (c)	3,529,133	301,204
Series 2020-161, IO, 1.05%, 8/16/2062 (c)	8,929,554	665,712
Series 2021-3, IO, 0.87%, 9/16/2062 (c)	14,231,303	912,430
Series 2020-6, IO, 0.70%, 10/16/2062 (c)	9,641,546	556,661
Series 2021-33, IO, 0.84%, 10/16/2062 (c)	52,602,103	3,380,516
Series 2021-71, IO, 0.86%, 10/16/2062 (c)	29,097,243	1,913,278
Series 2021-28, IO, 1.04%, 10/16/2062 (c)	13,472,566	1,017,842
Series 2021-11, IO, 1.02%, 12/16/2062 (c)	8,454,458	626,187
Series 2021-35, IO, 1.03%, 12/16/2062 (c)	3,133,214	237,219
Series 2021-11, Class IX, IO, 1.16%, 12/16/2062 (c)	26,039,729	2,015,199
Series 2021-40, IO, 0.82%, 2/16/2063 (c)	3,042,438	188,432
Series 2021-120, IO, 0.99%, 2/16/2063 (c)	6,228,072	474,301
Series 2021-62, Class SA, IF, IO, 3.37%, 2/16/2063 (c)	3,218,041	143,341
Series 2021-144, IO, 0.82%, 4/16/2063 (c)	71,605,614	4,430,554
Series 2021-106, IO, 0.86%, 4/16/2063 (c)	49,542,278	3,305,005
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2021-151, IO, 0.92%, 4/16/2063 (c)	7,833,417	551,482
Series 2021-168, IO, 0.80%, 5/16/2063 (c)	13,037,882	808,782
Series 2021-60, IO, 0.83%, 5/16/2063 (c)	2,195,132	135,407
Series 2021-126, IO, 0.85%, 5/16/2063 (c)	9,531,875	639,228
Series 2021-22, IO, 0.97%, 5/16/2063 (c)	7,639,133	533,458
Series 2021-10, IO, 0.99%, 5/16/2063 (c)	4,821,757	363,451
Series 2021-170, IO, 0.99%, 5/16/2063 (c)	11,766,558	884,433
Series 2024-32, IO, 0.71%, 6/16/2063 (c)	46,762,812	2,407,373
Series 2021-141, Class SA, IF, IO, 3.65%, 6/16/2063 (c)	1,684,367	57,996
Series 2021-133, IO, 0.88%, 7/16/2063 (c)	16,613,357	1,135,516
Series 2022-67, IO, 0.89%, 8/16/2063 (c)	18,487,360	1,372,335
Series 2021-61, IO, 1.04%, 8/16/2063 (c)	1,358,409	101,537
Series 2021-195, Class IX, IO, 1.20%, 8/16/2063 (c)	18,418,285	1,628,688
Series 2023-15, Class AB, 4.00%, 8/16/2063 (c)	730,818	698,580
Series 2023-179, IO, 0.61%, 9/16/2063 (c)	128,817,625	5,609,093
Series 2021-164, IO, 0.95%, 10/16/2063 (c)	28,217,399	2,043,544
Series 2021-110, IO, 0.87%, 11/16/2063 (c)	10,221,211	682,562
Series 2021-200, IO, 0.89%, 11/16/2063 (c)	1,939,000	134,674
Series 2021-180, IO, 0.91%, 11/16/2063 (c)	8,721,420	600,956
Series 2021-150, IO, 1.03%, 11/16/2063 (c)	8,271,146	644,292
Series 2021-185, IO, 1.10%, 11/16/2063 (c)	1,485,828	124,635
Series 2021-220, IO, 0.83%, 12/16/2063 (c)	10,887,186	680,363
Series 2022-106, IO, 0.69%, 2/16/2064 (c)	2,777,360	156,052
Series 2022-7, Class SA, IF, IO, 3.37%, 2/16/2064 (c)	6,950,640	293,734
Series 2022-4, IO, 0.86%, 3/16/2064 (c)	46,336,492	2,997,424
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	81

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2021-224, IO, 0.78%, 4/16/2064 (c)	1,903,535	122,717
Series 2022-149, IO, 0.46%, 6/16/2064 (c)	13,054,921	533,538
Series 2022-134, IO, 0.51%, 6/16/2064 (c)	2,896,018	123,807
Series 2022-165, IO, 0.59%, 6/16/2064 (c)	9,411,495	479,622
Series 2022-80, IO, 0.59%, 6/16/2064 (c)	1,143,507	51,574
Series 2022-62, IO, 0.62%, 6/16/2064 (c)	1,906,389	92,565
Series 2024-161, IO, 0.74%, 6/16/2064 (c)	24,833,262	1,410,201
Series 2022-52, IO, 0.77%, 6/16/2064 (c)	9,530,142	490,129
Series 2022-141, IO, 0.78%, 6/16/2064 (c)	2,919,141	192,313
Series 2022-210, IO, 0.70%, 7/16/2064 (c)	3,602,990	230,879
Series 2022-199, IO, 0.76%, 7/16/2064 (c)	3,896,714	237,152
Series 2023-15, IO, 0.92%, 8/16/2064 (c)	1,761,548	124,771
Series 2022-147, IO, 0.55%, 9/16/2064 (c)	24,272,004	1,171,449
Series 2022-214, IO, 0.57%, 9/16/2064 (c)	26,300,150	1,232,843
Series 2023-144, Class IB, IO, 0.75%, 12/16/2064 (c)	4,738,553	281,779
Series 2023-28, IO, 0.86%, 2/16/2065 (c)	7,799,389	536,738
Series 2022-166, IO, 0.79%, 4/16/2065 (c)	17,487,068	1,140,531
Series 2025-21, IO, 0.94%, 4/16/2065 (c)	63,000,000	4,301,719
Series 2023-26, IO, 0.97%, 4/16/2065 (c)	4,901,120	330,795
Series 2023-51, IO, 1.12%, 5/16/2065 (c)	11,453,079	917,944
Series 2024-17, IO, 1.06%, 6/16/2065 (c)	12,732,947	960,039
Series 2023-126, IO, 0.88%, 7/16/2065 (c)	8,070,650	567,303
Series 2023-46, IO, 1.15%, 7/16/2065 (c)	4,444,472	348,836
Series 2025-42, IO, 0.54%, 11/16/2065 (a) (c)	32,000,000	1,468,750
Series 2024-56, IO, 1.04%, 11/16/2065 (c)	7,460,583	566,522
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2024-138, Class IA, IO, 1.01%, 2/16/2066 (c)	19,411,535	1,843,226
Series 2024-31, IO, 1.21%, 2/16/2066 (c)	9,901,309	862,324
Series 2024-121, IO, 0.96%, 7/1/2066 (c)	1,701,705	175,670
Series 2024-90, IO, 0.80%, 7/16/2066 (c)	5,956,504	414,124
GS Mortgage Securities Corp. Trust Series 2023-SHIP, Class A, 4.32%, 9/10/2038 (b) (c)	1,000,000	991,953
GS Mortgage Securities Trust
Series 2015-GC34, Class B, 4.47%, 10/10/2048 (c)	1,000,000	836,115
Series 2016-GS2, Class D, 2.75%, 5/10/2049 (b)	750,000	685,364
Series 2015-GC30, Class C, 4.05%, 5/10/2050 (c)	1,000,000	894,858
Series 2019-GC40, Class E, 3.00%, 7/10/2052 (b)	800,000	516,949
Harvest Commercial Capital Loan Trust
Series 2024-1, Class A, 6.16%, 10/25/2056	3,739,272	3,863,485
Series 2025-1, Class A, 5.97%, 6/25/2057 (c)	5,000,000	5,079,675
ILPT Commercial Mortgage Trust
Series 2022-LPF2, Class A, 6.56%, 10/15/2039 (b) (c)	104,962	105,093
Series 2022-LPF2, Class E, 10.25%, 10/15/2039 (b) (c)	240,000	239,821
IRV Trust
Series 2025-200P, Class A, 5.29%, 3/14/2047 (b) (c)	14,700,000	14,842,314
Series 2025-200P, Class B, 5.44%, 3/14/2047 (b) (c)	5,350,000	5,357,110
Series 2025-200P, Class C, 5.73%, 3/14/2047 (b) (c)	3,300,000	3,309,274
Series 2025-200P, Class D, 6.17%, 3/14/2047 (b) (c)	1,000,000	1,010,065
J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3, Class B, 3.40%, 8/15/2049 (c)	4,000,000	3,682,202
JPMBB Commercial Mortgage Securities Trust
Series 2014-C26, Class D, 3.71%, 1/15/2048 (b) (c)	6,500,000	5,557,500
Series 2015-C30, Class B, 4.23%, 7/15/2048 (c)	4,000,000	3,652,524
SEE NOTES TO FINANCIAL STATEMENTS.

82	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2015-C30, Class C, 4.23%, 7/15/2048 (c)	5,150,000	3,935,789
Series 2015-C31, Class B, 4.64%, 8/15/2048 (c)	1,500,000	1,425,075
Series 2015-C28, Class D, 3.52%, 10/15/2048 (b) (c)	9,700,000	8,644,021
Series 2015-C33, Class C, 4.63%, 12/15/2048 (c)	150,000	140,456
Series 2016-C1, Class D1, 4.20%, 3/17/2049 (b) (c)	2,300,000	1,988,474
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP5, Class C, 3.74%, 3/15/2050 (c)	1,050,000	891,990
Series 2017-JP5, Class B, 4.08%, 3/15/2050 (c)	850,000	789,446
JPMDB Commercial Mortgage Securities Trust
Series 2016-C2, Class B, 3.99%, 6/15/2049 (c)	1,000,000	880,963
Series 2019-COR6, Class D, 2.50%, 11/13/2052 (b)	1,000,000	464,727
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C16, Class D, 5.05%, 12/15/2046 (b) (c)	1,102,673	1,033,072
Series 2015-JP1, Class C, 4.72%, 1/15/2049 (c)	4,750,000	4,290,846
Series 2016-JP2, Class A4, 2.82%, 8/15/2049	1,400,000	1,362,515
Series 2016-JP3, Class C, 3.42%, 8/15/2049 (c)	3,800,000	3,346,394
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C19, Class D, 3.25%, 12/15/2047 (b)	3,000,000	2,655,000
Series 2015-C26, Class D, 3.06%, 10/15/2048 (b)	4,500,000	3,913,708
Series 2016-C31, Class C, 4.25%, 11/15/2049 (c)	2,100,000	1,816,180
Series 2015-C23, Class B, 4.13%, 7/15/2050 (c)	900,000	882,436
Series 2015-C23, Class D, 4.13%, 7/15/2050 (b) (c)	2,200,000	2,123,845
Series 2017-C34, Class D, 2.70%, 11/15/2052 (b)	1,489,000	979,329
Series 2017-C34, Class C, 4.17%, 11/15/2052 (c)	595,000	503,734
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Morgan Stanley Capital I Trust
Series 2015-MS1, Class A4, 3.78%, 5/15/2048 (c)	545,000	542,807
Series 2016-UBS9, Class B, 4.58%, 3/15/2049 (c)	5,000,000	4,816,413
Series 2017-H1, Class D, 2.55%, 6/15/2050 (b)	3,771,000	2,939,170
Series 2020-L4, Class D, 2.50%, 2/15/2053 (b)	500,000	365,729
MRCD MARK Mortgage Trust Series 2019-PARK, Class E, 2.72%, 12/15/2036 (b)	400,000	287,160
MSC Trust Series 2021-ILP, Class A, 5.20%, 11/15/2036 (b) (c)	239,209	238,611
MSWF Commercial Mortgage Trust Series 2023-2, Class A5, 6.01%, 12/15/2056 (c)	10,750,000	11,556,011
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M10, 7.72%, 10/25/2049 (b) (c)	9,553,495	9,706,586
Series 2020-01, Class M10, 8.22%, 3/25/2050 (b) (c)	23,016,119	23,368,809
Series 2023-01, Class M7, 8.35%, 11/25/2053 (b) (c)	2,479,714	2,582,774
Series 2023-01, Class M10, 10.85%, 11/25/2053 (b) (c)	825,000	929,891
Series 2024-01, Class M7, 7.10%, 7/25/2054 (b) (c)	338,283	341,600
Series 2024-01, Class M10, 8.20%, 7/25/2054 (b) (c)	300,000	312,734
PRM5 Trust
Series 2025-PRM5, Class C, 4.67%, 3/10/2033 (b) (c)	1,590,000	1,570,246
Series 2025-PRM5, Class D, 5.25%, 3/10/2033 (b) (c)	1,530,000	1,510,940
ROCK Trust
Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (b)	5,486,012	5,565,735
Series 2024-CNTR, Class D, 7.11%, 11/13/2041 (b)	11,115,000	11,609,785
Series 2024-CNTR, Class E, 8.82%, 11/13/2041 (b)	11,600,000	12,324,143
SDR Commercial Mortgage Trust
Series 2024-DSNY, Class A, 5.70%, 5/15/2039 (b) (c)	2,125,000	2,125,664
Series 2024-DSNY, Class B, 6.05%, 5/15/2039 (b) (c)	4,575,000	4,573,570
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	83

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
SHR Trust Series 2024-LXRY, Class B, 6.76%, 10/15/2041 (b) (c)	2,000,000	2,014,996
SREIT Trust Series 2021-MFP, Class G, 7.40%, 11/15/2038 (b) (c)	1,793,164	1,793,976
TPG Trust Series 2024-WLSC, Class A, 6.44%, 11/15/2029 (b) (c)	2,000,000	2,002,499
UBS Commercial Mortgage Trust
Series 2017-C5, Class C, 4.49%, 11/15/2050 (c)	1,200,000	1,111,954
Series 2018-C10, Class D, 3.00%, 5/15/2051 (b)	1,000,000	789,839
Series 2018-C11, Class C, 4.88%, 6/15/2051 (c)	2,143,000	1,943,428
Velocity Commercial Capital Loan Trust
Series 2018-1, Class A, 3.59%, 4/25/2048 (b)	75,101	73,016
Series 2022-3, Class A, 5.22%, 6/25/2052 (b) (c)	220,122	211,667
Series 2022-4, Class A, 5.63%, 8/25/2052 (b) (c)	419,009	416,737
Wells Fargo Commercial Mortgage Trust
Series 2024-1CHI, Class A, 5.48%, 7/15/2035 (b) (c)	1,000,000	1,008,849
Series 2024-1CHI, Class B, 5.93%, 7/15/2035 (b) (c)	500,000	504,118
Series 2015-C29, Class D, 4.21%, 6/15/2048 (c)	5,107,000	4,780,696
Series 2016-C35, Class D, 3.14%, 7/15/2048 (b)	2,500,000	2,253,144
Series 2017-C38, Class D, 3.00%, 7/15/2050 (b)	3,000,000	2,317,941
Series 2017-C39, Class A5, 3.42%, 9/15/2050	4,330,000	4,162,377
Series 2018-C44, Class D, 3.00%, 5/15/2051 (b)	250,000	194,801
Series 2018-C44, Class A5, 4.21%, 5/15/2051	1,000,000	982,461
Series 2018-C44, Class AS, 4.46%, 5/15/2051	1,000,000	978,447
Series 2018-C45, Class D, 3.00%, 6/15/2051 (b)	2,750,000	2,309,605
Series 2018-C46, Class D, 3.00%, 8/15/2051 (b)	1,500,000	1,253,972
Series 2022-C62, Class C, 4.35%, 4/15/2055 (c)	100,000	85,193
Series 2024-5C1, Class A3, 5.93%, 7/15/2057	1,800,000	1,877,544
Series 2015-NXS2, Class B, 4.26%, 7/15/2058 (c)	3,500,000	3,329,599
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

WFRBS Commercial Mortgage Trust
Series 2014-C21, Class D, 3.50%, 8/15/2047 (b)	2,750,000	2,275,652
Series 2014-C21, Class C, 4.23%, 8/15/2047 (c)	2,150,000	2,039,726
Series 2014-C22, Class C, 3.62%, 9/15/2057 (c)	420,000	346,508
Series 2014-C22, Class B, 4.37%, 9/15/2057 (c)	100,000	91,002
Total Commercial Mortgage-Backed Securities (Cost $741,173,444)		754,013,465
Corporate Bonds — 18.2%
Aerospace & Defense — 0.2%
Bombardier, Inc. (Canada)
7.88%, 4/15/2027 (b)	309,000	310,395
8.75%, 11/15/2030 (b)	725,000	776,295
7.25%, 7/1/2031 (b)	331,000	338,709
7.00%, 6/1/2032 (b)	320,000	324,424
BWX Technologies, Inc. 4.13%, 6/30/2028 (b)	250,000	237,436
Goat Holdco LLC 6.75%, 2/1/2032 (b)	218,000	217,905
Spirit AeroSystems, Inc. 9.38%, 11/30/2029 (b)	697,000	748,635
TransDigm, Inc.
6.38%, 3/1/2029 (b)	2,859,000	2,896,677
6.63%, 3/1/2032 (b)	876,000	892,630
Triumph Group, Inc. 9.00%, 3/15/2028 (b)	189,000	199,459
		6,942,565
Automobile Components — 0.5%
Adient Global Holdings Ltd.
4.88%, 8/15/2026 (b)	1,400,000	1,400,000
7.00%, 4/15/2028 (b)	235,000	239,757
8.25%, 4/15/2031 (b)	200,000	205,759
7.50%, 2/15/2033 (b)	434,000	434,189
Allison Transmission, Inc.
4.75%, 10/1/2027 (b)	50,000	49,056
5.88%, 6/1/2029 (b)	950,000	948,805
3.75%, 1/30/2031 (b)	860,000	773,112
American Axle & Manufacturing, Inc.
6.50%, 4/1/2027	98,000	97,646
6.88%, 7/1/2028	660,000	655,333
5.00%, 10/1/2029	570,000	521,863
Clarios Global LP
6.25%, 5/15/2026 (b)	1,077,000	1,076,947
8.50%, 5/15/2027 (b)	1,715,000	1,721,560
SEE NOTES TO FINANCIAL STATEMENTS.

84	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Automobile Components — continued
6.75%, 5/15/2028 (b)	230,000	234,806
6.75%, 2/15/2030 (b)	277,000	283,407
Cooper-Standard Automotive, Inc. 13.50% (Cash), 3/31/2027 (b) (d)	719,853	757,575
Dana, Inc.
5.38%, 11/15/2027	255,000	254,531
5.63%, 6/15/2028	405,000	403,488
4.25%, 9/1/2030	200,000	188,997
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (b)	80,000	63,712
Goodyear Tire & Rubber Co. (The)
5.00%, 7/15/2029	2,924,000	2,779,501
5.25%, 7/15/2031	190,000	176,378
Icahn Enterprises LP 6.25%, 5/15/2026	513,000	511,849
IHO Verwaltungs GmbH (Germany)
7.75% (Cash), 11/15/2030 (b) (d)	576,000	580,092
8.00% (Cash), 11/15/2032 (b) (d)	200,000	202,054
ZF North America Capital, Inc. (Germany) 6.75%, 4/23/2030 (b)	738,000	725,747
		15,286,164
Banks — 1.1%
Banco Bilbao Vizcaya Argentaria SA (Spain) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.10%), 9.38%, 3/19/2029 (e) (f) (g) (h)	1,335,000	1,470,538
Banco del Estado de Chile (Chile) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 7.95%, 5/2/2029 (e) (f) (g) (h) (i)	400,000	418,000
Banco Mercantil del Norte SA (Mexico) (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 5.47%), 7.50%, 6/27/2029 (e) (f) (g) (h) (i)	700,000	687,050
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 9.63%, 11/21/2028 (e) (f) (g) (h)	800,000	884,007
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.45%), 5.54%, 3/14/2030 (h)	1,400,000	1,428,416
Bank of America Corp. (3-MONTH CME TERM SOFR + 1.32%), 3.56%, 4/23/2027 (h)	4,185,000	4,134,793
Bank of Nova Scotia (The) (Canada) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.39%), 8.63%, 10/27/2082 (e) (h)	600,000	632,661
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
BBVA Mexico SA Institucion de Banca Multiple Grupo Financiero BBVA Mexico (Mexico) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 5.13%, 1/18/2033 (e) (h) (i)	1,100,000	1,051,534
BNP Paribas SA (France)
(SOFR + 1.59%), 5.50%, 5/20/2030 (b) (h)	580,000	590,975
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.54%), 7.38%, 9/10/2034 (b) (e) (f) (g) (h)	650,000	656,748
BPCE SA (France)
(SOFR + 2.10%), 5.98%, 1/18/2027 (b) (h)	4,678,000	4,726,873
5.13%, 1/18/2028 (b)	725,000	733,097
Citigroup, Inc.
Series X, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026 (f) (g) (h)	100,000	97,616
Series CC, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.69%), 7.13%, 8/15/2029 (f) (g) (h)	3,990,000	4,074,057
Series EE, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.57%), 6.75%, 2/15/2030 (f) (g) (h)	1,580,000	1,581,635
HSBC Holdings plc (United Kingdom)
(SOFR + 3.35%), 7.39%, 11/3/2028 (h)	290,000	308,028
(SOFR + 1.46%), 5.55%, 3/4/2030 (h)	1,410,000	1,440,653
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.65%), 4.60%, 12/17/2030 (e) (f) (g) (h)	200,000	179,440
NatWest Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.75%), 8.13%, 11/10/2033 (e) (f) (g) (h)	1,710,000	1,820,733
Nordea Bank Abp (Finland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.11%), 6.63%, 3/26/2026 (b) (e) (f) (g) (h)	200,000	201,509
Santander UK Group Holdings plc (United Kingdom) (SOFR + 2.60%), 6.53%, 1/10/2029 (h)	720,000	750,065
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	85

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Societe Generale SA (France) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 6.45%, 1/12/2027 (b) (h)	315,000	319,104
TC Ziraat Bankasi A/S (Turkey) 7.25%, 2/4/2030 (b)	326,000	325,870
Toronto-Dominion Bank (The) (Canada) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.08%), 8.13%, 10/31/2082 (e) (h)	950,000	988,838
Wells Fargo & Co.
Series BB, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026 (f) (g) (h)	162,000	158,868
(SOFR + 1.07%), 5.71%, 4/22/2028 (h)	4,620,000	4,713,841
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 6.85%, 9/15/2029 (f) (g) (h)	370,000	382,143
		34,757,092
Biotechnology — 0.0% ^
Grifols SA (Spain) 4.75%, 10/15/2028 (b)	400,000	378,111
Broadline Retail — 0.0% ^
Nordstrom, Inc. 4.25%, 8/1/2031	145,000	129,037
Saks Global Enterprises LLC 11.00%, 12/15/2029 (b)	380,000	350,847
Shutterfly Finance LLC
8.50% (Blend (Cash 4.25% + PIK 4.25%)), 10/1/2027 (b) (d)	201,118	177,864
9.75%, 10/1/2027 (b)	22,913	23,028
Wayfair LLC 7.25%, 10/31/2029 (b)	230,000	233,591
		914,367
Building Products — 0.4%
Builders FirstSource, Inc.
5.00%, 3/1/2030 (b)	360,000	346,560
6.38%, 6/15/2032 (b)	1,110,000	1,129,776
6.38%, 3/1/2034 (b)	320,000	323,890
EMRLD Borrower LP 6.63%, 12/15/2030 (b)	2,299,000	2,325,834
Griffon Corp. 5.75%, 3/1/2028	85,000	84,225
JELD-WEN, Inc. 4.88%, 12/15/2027 (b)	200,000	188,554
Masterbrand, Inc. 7.00%, 7/15/2032 (b)	950,000	966,975
Miter Brands Acquisition Holdco, Inc. 6.75%, 4/1/2032 (b)	500,000	509,545
MIWD Holdco II LLC 5.50%, 2/1/2030 (b)	185,000	177,314
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Building Products — continued
Quikrete Holdings, Inc. 6.38%, 3/1/2032 (b)	1,196,000	1,213,354
Standard Industries, Inc.
4.75%, 1/15/2028 (b)	3,720,000	3,636,804
4.38%, 7/15/2030 (b)	605,000	565,234
		11,468,065
Capital Markets — 0.4%
Coinbase Global, Inc. 3.38%, 10/1/2028 (b)	65,000	59,596
Deutsche Bank AG (Germany) (SOFR + 1.70%), 5.00%, 9/11/2030 (h)	4,300,000	4,280,012
Goldman Sachs Group, Inc. (The)
Series R, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.22%), 7.56%, 8/10/2025 (f) (g) (h)	95,000	95,706
(SOFR + 1.08%), 5.80%, 8/10/2026 (h)	1,150,000	1,155,427
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 7.50%, 2/10/2029 (f) (g) (h)	390,000	413,216
Series X, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.81%), 7.50%, 5/10/2029 (f) (g) (h)	1,225,000	1,283,657
Series Y, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 2.40%), 6.13%, 11/10/2034 (f) (g) (h)	950,000	940,513
Nasdaq, Inc. 5.35%, 6/28/2028	1,022,000	1,046,955
State Street Corp. Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 6.70%, 3/15/2029 (f) (g) (h)	1,554,000	1,588,904
Turkiye Varlik Fonu Yonetimi A/S (Turkey) 8.25%, 2/14/2029 (i)	300,000	312,564
		11,176,550
Chemicals — 0.7%
Axalta Coating Systems LLC
4.75%, 6/15/2027 (b)	650,000	642,380
3.38%, 2/15/2029 (b)	1,775,000	1,638,784
Braskem Idesa SAPI (Mexico) 6.99%, 2/20/2032 (b)	3,000,000	2,318,190
Braskem Netherlands Finance BV (Brazil) 7.25%, 2/13/2033 (b)	800,000	744,240
Celanese US Holdings LLC 1.40%, 8/5/2026	240,000	227,440
SEE NOTES TO FINANCIAL STATEMENTS.

86	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Chemicals — continued
Chemours Co. (The)
5.75%, 11/15/2028 (b)	2,840,000	2,694,292
4.63%, 11/15/2029 (b)	110,000	97,735
Element Solutions, Inc. 3.88%, 9/1/2028 (b)	715,000	679,733
INEOS Finance plc (Luxembourg)
6.75%, 5/15/2028 (b)	500,000	505,159
7.50%, 4/15/2029 (b)	400,000	410,589
INEOS Quattro Finance 2 plc (United Kingdom) 9.63%, 3/15/2029 (b)	200,000	211,530
NOVA Chemicals Corp. (Canada)
5.25%, 6/1/2027 (b)	3,095,000	3,078,416
8.50%, 11/15/2028 (b)	260,000	275,780
4.25%, 5/15/2029 (b)	50,000	47,462
9.00%, 2/15/2030 (b)	311,000	335,893
OCP SA (Morocco)
5.13%, 6/23/2051 (i)	800,000	623,000
7.50%, 5/2/2054 (b)	900,000	925,875
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026	520,000	517,517
4.50%, 10/15/2029	2,635,000	2,480,256
4.00%, 4/1/2031	240,000	213,927
Trinseo Luxco Finance SPV Sarl 7.63% (Blend (Cash 5.13% + PIK 2.50%)), 5/3/2029 (b) (d)	187,000	139,133
WR Grace Holdings LLC
4.88%, 6/15/2027 (b)	1,740,000	1,696,133
5.63%, 8/15/2029 (b)	1,750,000	1,602,972
		22,106,436
Commercial Services & Supplies — 0.5%
ACCO Brands Corp. 4.25%, 3/15/2029 (b)	1,305,000	1,202,504
ADT Security Corp. (The)
4.13%, 8/1/2029 (b)	1,080,000	1,019,767
4.88%, 7/15/2032 (b)	180,000	169,777
Aramark Services, Inc. 5.00%, 2/1/2028 (b)	1,725,000	1,695,494
Brink's Co. (The) 4.63%, 10/15/2027 (b)	430,000	422,165
CoreCivic, Inc. 8.25%, 4/15/2029	635,000	673,159
Garda World Security Corp. (Canada)
4.63%, 2/15/2027 (b)	305,000	297,936
8.38%, 11/15/2032 (b)	262,000	269,305
GFL Environmental, Inc.
3.75%, 8/1/2025 (b)	1,155,000	1,150,222
5.13%, 12/15/2026 (b)	50,000	49,970
4.00%, 8/1/2028 (b)	1,335,000	1,266,409
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Commercial Services & Supplies — continued
4.38%, 8/15/2029 (b)	95,000	89,663
6.75%, 1/15/2031 (b)	1,223,000	1,268,300
Madison IAQ LLC
4.13%, 6/30/2028 (b)	2,585,000	2,470,028
5.88%, 6/30/2029 (b)	250,000	241,071
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (b)	845,000	848,779
3.38%, 8/31/2027 (b)	2,065,000	1,962,076
Raven Acquisition Holdings LLC 6.88%, 11/15/2031 (b)	421,000	416,256
Williams Scotsman, Inc. 7.38%, 10/1/2031 (b)	185,000	192,722
		15,705,603
Communications Equipment — 0.0% ^
Ciena Corp. 4.00%, 1/31/2030 (b)	150,000	139,340
CommScope LLC
8.25%, 3/1/2027 (b)	355,000	349,623
4.75%, 9/1/2029 (b)	825,000	742,111
		1,231,074
Construction & Engineering — 0.1%
Bioceanico Sovereign Certificate Ltd. (Paraguay) Zero Coupon, 6/5/2034 (i)	435,483	336,485
Dycom Industries, Inc. 4.50%, 4/15/2029 (b)	90,000	85,325
International Airport Finance SA (Ecuador) 12.00%, 3/15/2033 (i)	556,221	593,327
Mexico City Airport Trust (Mexico) 5.50%, 10/31/2046 (i)	400,000	327,375
Pike Corp. 8.63%, 1/31/2031 (b)	140,000	150,448
Weekley Homes LLC 4.88%, 9/15/2028 (b)	150,000	143,233
		1,636,193
Construction Materials — 0.0% ^
Knife River Corp. 7.75%, 5/1/2031 (b)	150,000	157,234
Consumer Finance — 0.6%
AerCap Ireland Capital DAC (Ireland)
6.10%, 1/15/2027	335,000	342,845
3.00%, 10/29/2028	810,000	760,756
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.72%), 6.95%, 3/10/2055 (h)	460,000	474,063
Avolon Holdings Funding Ltd. (Ireland)
4.38%, 5/1/2026 (b)	700,000	695,471
6.38%, 5/4/2028 (b)	365,000	378,256
5.75%, 3/1/2029 (b)	2,060,000	2,102,813
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	87

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Finance — continued
Ford Motor Credit Co. LLC
4.69%, 6/9/2025	200,000	199,760
5.13%, 6/16/2025	600,000	600,093
4.39%, 1/8/2026	600,000	595,973
6.95%, 6/10/2026	200,000	203,809
4.54%, 8/1/2026	200,000	198,099
4.27%, 1/9/2027	525,000	513,736
4.13%, 8/17/2027	3,505,000	3,385,170
6.80%, 11/7/2028	1,500,000	1,557,257
7.20%, 6/10/2030	700,000	736,383
6.05%, 3/5/2031	3,080,000	3,073,528
OneMain Finance Corp.
7.13%, 3/15/2026	1,190,000	1,213,593
3.88%, 9/15/2028	1,075,000	1,007,823
		18,039,428
Consumer Staples Distribution & Retail — 0.4%
Albertsons Cos., Inc.
4.63%, 1/15/2027 (b)	3,140,000	3,093,237
5.88%, 2/15/2028 (b)	1,710,000	1,709,728
3.50%, 3/15/2029 (b)	1,040,000	961,356
4.88%, 2/15/2030 (b)	555,000	535,753
Performance Food Group, Inc.
5.50%, 10/15/2027 (b)	1,810,000	1,801,899
4.25%, 8/1/2029 (b)	1,495,000	1,409,038
Rite Aid Corp.
8.00%, 10/18/2024 ‡	104,124	—
7.50%, 7/1/2025 ‡ (j)	248,000	—
8.00%, 11/15/2026 ‡ (j)	121,000	—
(3-MONTH CME TERM SOFR + 7.00%), 11.47% (PIK), 8/30/2031 ‡ (b) (d) (h)	37,486	14,632
Series A, 15.00% (PIK), 8/30/2031 ‡ (d)	107,976	21,757
Series B, 15.00% (PIK), 8/30/2031 ‡ (d)	50,664	—
US Foods, Inc.
6.88%, 9/15/2028 (b)	170,000	176,197
4.75%, 2/15/2029 (b)	1,354,000	1,309,797
4.63%, 6/1/2030 (b)	341,000	325,345
		11,358,739
Containers & Packaging — 0.4%
Ardagh Packaging Finance plc
4.13%, 8/15/2026 (b)	1,420,000	1,285,100
5.25%, 8/15/2027 (b)	1,225,000	625,607
Mauser Packaging Solutions Holding Co.
7.88%, 4/15/2027 (b)	3,010,000	3,055,645
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Containers & Packaging — continued
9.25%, 4/15/2027 (b)	240,000	243,575
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (b)	790,000	789,230
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (b)	3,650,000	3,658,117
TriMas Corp. 4.13%, 4/15/2029 (b)	65,000	60,848
Trivium Packaging Finance BV (Netherlands)
5.50%, 8/15/2026 (b) (k)	650,000	645,318
8.50%, 8/15/2027 (b) (k)	250,000	249,630
		10,613,070
Distributors — 0.0% ^
Ritchie Bros Holdings, Inc. (Canada) 6.75%, 3/15/2028 (b)	430,000	440,998
Diversified Consumer Services — 0.1%
Service Corp. International 3.38%, 8/15/2030	2,100,000	1,890,587
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (b)	439,000	454,150
		2,344,737
Diversified Telecommunication Services — 1.0%
Altice France SA (France)
8.13%, 2/1/2027 (b)	400,000	358,780
5.13%, 7/15/2029 (b)	250,000	193,951
5.50%, 10/15/2029 (b)	400,000	312,452
CCO Holdings LLC
5.38%, 6/1/2029 (b)	3,965,000	3,855,754
6.38%, 9/1/2029 (b)	1,415,000	1,420,499
4.75%, 3/1/2030 (b)	8,331,000	7,762,547
4.50%, 8/15/2030 (b)	6,002,000	5,492,184
4.25%, 2/1/2031 (b)	2,464,000	2,210,581
4.50%, 5/1/2032	160,000	140,980
Fibercop SpA (Italy) 6.00%, 9/30/2034 (b)	200,000	188,436
Frontier Communications Holdings LLC
5.88%, 10/15/2027 (b)	1,550,000	1,549,387
5.00%, 5/1/2028 (b)	1,265,000	1,251,788
Intelsat Jackson Holdings SA (Luxembourg) 6.50%, 3/15/2030 (b)	2,980,000	2,776,078
Level 3 Financing, Inc.
4.88%, 6/15/2029 (b)	545,000	471,425
11.00%, 11/15/2029 (b)	900,000	1,021,258
4.50%, 4/1/2030 (b)	338,888	279,583
Lumen Technologies, Inc.
4.13%, 4/15/2029 (b)	835,788	760,626
SEE NOTES TO FINANCIAL STATEMENTS.

88	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
4.13%, 4/15/2030 (b)	891,504	798,806
Telecom Italia Capital SA (Italy) 6.38%, 11/15/2033	43,000	42,675
		30,887,790
Electric Utilities — 0.7%
Centrais Eletricas Brasileiras SA (Brazil) 6.50%, 1/11/2035 (b)	890,000	866,192
Comision Federal de Electricidad (Mexico) 6.45%, 1/24/2035 (b)	366,000	350,518
Edison International Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.90%), 5.00%, 12/15/2026 (f) (g) (h)	4,390,000	4,014,838
Electricidad Firme de Mexico Holdings SA de CV (Mexico) 4.90%, 11/20/2026 (b)	400,000	403,000
Emera, Inc. (Canada) Series 16-A, (3-MONTH SOFR + 5.44%), 6.75%, 6/15/2076 (h)	930,000	937,433
Energuate Trust (Guatemala) 5.88%, 5/3/2027 (i)	200,000	197,880
EnfraGen Energia Sur SA (Colombia) 5.38%, 12/30/2030 (i)	600,000	524,400
Entergy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.67%), 7.13%, 12/1/2054 (h)	690,000	704,932
Eskom Holdings SOC Ltd. (South Africa) 8.45%, 8/10/2028 (i)	800,000	829,000
Instituto Costarricense de Electricidad (Costa Rica)
6.75%, 10/7/2031 (b)	200,000	203,562
6.38%, 5/15/2043 (i)	700,000	629,566
NextEra Energy Capital Holdings, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.36%), 6.70%, 9/1/2054 (h)	680,000	690,248
NRG Energy, Inc.
5.75%, 1/15/2028	3,500,000	3,508,624
5.25%, 6/15/2029 (b)	185,000	181,300
3.63%, 2/15/2031 (b)	730,000	651,484
6.00%, 2/1/2033 (b)	421,000	416,221
Tierra Mojada Luxembourg II SARL (Mexico) 5.75%, 12/1/2040 (i)	520,362	486,596
Trinidad Generation UnLtd (Trinidad And Tobago) 5.25%, 11/4/2027 (i)	200,000	195,000
Vistra Operations Co. LLC
5.13%, 5/13/2025 (b)	284,000	284,028
5.63%, 2/15/2027 (b)	1,020,000	1,020,163
5.00%, 7/31/2027 (b)	2,723,000	2,690,125
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Electric Utilities — continued
7.75%, 10/15/2031 (b)	200,000	211,170
6.88%, 4/15/2032 (b)	425,000	438,594
		20,434,874
Electrical Equipment — 0.0% ^
Regal Rexnord Corp. 6.40%, 4/15/2033	97,000	100,868
Electronic Equipment, Instruments & Components — 0.2%
Coherent Corp. 5.00%, 12/15/2029 (b)	1,912,000	1,844,847
Sensata Technologies, Inc.
3.75%, 2/15/2031 (b)	3,165,000	2,802,080
6.63%, 7/15/2032 (b)	400,000	406,779
		5,053,706
Energy Equipment & Services — 0.1%
Archrock Partners LP
6.88%, 4/1/2027 (b)	176,000	175,922
6.63%, 9/1/2032 (b)	339,000	343,165
Diamond Foreign Asset Co. 8.50%, 10/1/2030 (b)	300,000	311,112
Guara Norte SARL (Brazil) 5.20%, 6/15/2034 (i)	319,460	301,570
Nabors Industries, Inc. 7.38%, 5/15/2027 (b)	124,000	124,225
Precision Drilling Corp. (Canada)
7.13%, 1/15/2026 (b)	170,000	170,039
6.88%, 1/15/2029 (b)	225,000	224,618
Transocean, Inc.
8.25%, 5/15/2029 (b)	396,000	390,554
8.75%, 2/15/2030 (b)	256,000	267,222
Yinson Boronia Production BV (Brazil) 8.95%, 7/31/2042 (b)	1,417,387	1,506,896
		3,815,323
Entertainment — 0.3%
Cinemark USA, Inc. 7.00%, 8/1/2032 (b)	182,000	186,131
Live Nation Entertainment, Inc.
5.63%, 3/15/2026 (b)	175,000	174,858
6.50%, 5/15/2027 (b)	2,425,000	2,464,319
4.75%, 10/15/2027 (b)	3,960,000	3,868,553
3.75%, 1/15/2028 (b)	175,000	167,362
Warnermedia Holdings, Inc. 3.76%, 3/15/2027	720,000	702,817
WMG Acquisition Corp. 3.88%, 7/15/2030 (b)	172,000	159,059
		7,723,099
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	89

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Financial Services — 0.3%
Block, Inc.
3.50%, 6/1/2031	1,960,000	1,740,295
6.50%, 5/15/2032 (b)	1,016,000	1,036,681
Corebridge Financial, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.85%), 6.88%, 12/15/2052 (h)	500,000	514,042
Nationstar Mortgage Holdings, Inc. 5.50%, 8/15/2028 (b)	540,000	529,247
NCR Atleos Corp. 9.50%, 4/1/2029 (b)	1,184,000	1,292,512
Rocket Mortgage LLC
2.88%, 10/15/2026 (b)	375,000	359,734
3.63%, 3/1/2029 (b)	1,723,000	1,601,125
Shift4 Payments LLC 6.75%, 8/15/2032 (b)	967,000	985,443
		8,059,079
Food Products — 0.2%
Lamb Weston Holdings, Inc. 4.13%, 1/31/2030 (b)	2,460,000	2,293,541
Minerva Luxembourg SA (Brazil) 8.88%, 9/13/2033 (b)	500,000	525,445
Post Holdings, Inc.
5.50%, 12/15/2029 (b)	277,000	271,363
4.63%, 4/15/2030 (b)	2,975,000	2,789,899
6.25%, 2/15/2032 (b)	751,000	756,740
		6,636,988
Gas Utilities — 0.1%
AmeriGas Partners LP
5.88%, 8/20/2026	430,000	429,319
5.75%, 5/20/2027	770,000	742,963
9.38%, 6/1/2028 (b)	332,000	335,641
Superior Plus LP (Canada) 4.50%, 3/15/2029 (b)	150,000	139,142
		1,647,065
Ground Transportation — 0.4%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (b)	275,000	269,674
4.75%, 4/1/2028 (b)	1,875,000	1,764,705
8.00%, 2/15/2031 (b)	965,000	981,965
EquipmentShare.com, Inc.
9.00%, 5/15/2028 (b)	1,859,000	1,956,635
8.63%, 5/15/2032 (b)	135,000	142,915
First Student Bidco, Inc. 4.00%, 7/31/2029 (b)	180,000	168,684
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Ground Transportation — continued
Hertz Corp. (The)
4.63%, 12/1/2026 (b)	140,000	121,463
12.63%, 7/15/2029 (b)	1,119,000	1,179,457
5.00%, 12/1/2029 (b)	2,265,000	1,560,300
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (b)	105,000	98,885
RXO, Inc. 7.50%, 11/15/2027 (b)	350,000	359,187
Transnet SOC Ltd. 8.25%, 2/6/2028 (b)	1,200,000	1,223,628
Uber Technologies, Inc. 7.50%, 9/15/2027 (b)	1,007,000	1,013,400
XPO, Inc. 6.25%, 6/1/2028 (b)	425,000	429,888
		11,270,786
Health Care Equipment & Supplies — 0.3%
Avantor Funding, Inc. 4.63%, 7/15/2028 (b)	3,250,000	3,145,306
Hologic, Inc.
4.63%, 2/1/2028 (b)	185,000	181,227
3.25%, 2/15/2029 (b)	1,584,000	1,463,356
Medline Borrower LP
3.88%, 4/1/2029 (b)	3,120,000	2,924,727
6.25%, 4/1/2029 (b)	298,000	302,456
5.25%, 10/1/2029 (b)	1,345,000	1,303,856
		9,320,928
Health Care Providers & Services — 0.6%
180 Medical, Inc. (United Kingdom) 3.88%, 10/15/2029 (b)	200,000	186,013
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028 (b)	440,000	423,592
5.00%, 4/15/2029 (b)	185,000	172,622
Community Health Systems, Inc.
5.63%, 3/15/2027 (b)	805,000	776,271
6.00%, 1/15/2029 (b)	765,000	691,515
5.25%, 5/15/2030 (b)	310,000	262,760
4.75%, 2/15/2031 (b)	320,000	259,911
10.88%, 1/15/2032 (b)	380,000	388,729
DaVita, Inc.
4.63%, 6/1/2030 (b)	410,000	380,265
3.75%, 2/15/2031 (b)	1,675,000	1,469,537
Encompass Health Corp.
4.50%, 2/1/2028	1,565,000	1,528,608
4.75%, 2/1/2030	1,080,000	1,046,457
4.63%, 4/1/2031	430,000	404,723
Owens & Minor, Inc. 4.50%, 3/31/2029 (b)	764,000	670,513
SEE NOTES TO FINANCIAL STATEMENTS.

90	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Providers & Services — continued
Tenet Healthcare Corp.
6.25%, 2/1/2027	382,000	381,534
5.13%, 11/1/2027	4,345,000	4,294,450
4.63%, 6/15/2028	3,415,000	3,299,496
6.13%, 6/15/2030	478,000	478,969
6.75%, 5/15/2031	734,000	748,883
		17,864,848
Health Care Technology — 0.0% ^
IQVIA, Inc. 5.00%, 5/15/2027 (b)	1,150,000	1,139,044
Hotel & Resort REITs — 0.2%
RHP Hotel Properties LP
4.75%, 10/15/2027	3,475,000	3,402,137
7.25%, 7/15/2028 (b)	515,000	533,691
4.50%, 2/15/2029 (b)	190,000	181,969
6.50%, 4/1/2032 (b)	500,000	506,506
		4,624,303
Hotels, Restaurants & Leisure — 0.8%
1011778 BC ULC (Canada)
3.88%, 1/15/2028 (b)	1,525,000	1,462,185
4.00%, 10/15/2030 (b)	585,000	533,446
Boyne USA, Inc. 4.75%, 5/15/2029 (b)	375,000	358,623
Caesars Entertainment, Inc.
8.13%, 7/1/2027 (b)	152,000	153,460
4.63%, 10/15/2029 (b)	400,000	377,979
7.00%, 2/15/2030 (b)	1,365,000	1,406,081
6.50%, 2/15/2032 (b)	761,000	771,886
Carnival Corp.
7.63%, 3/1/2026 (b)	744,000	745,261
5.75%, 3/1/2027 (b)	805,000	807,058
6.00%, 5/1/2029 (b)	1,000,000	1,002,665
6.13%, 2/15/2033 (b)	1,891,000	1,904,384
Hilton Domestic Operating Co., Inc.
5.75%, 5/1/2028 (b)	260,000	260,079
3.75%, 5/1/2029 (b)	1,115,000	1,045,456
5.88%, 3/15/2033 (b)	639,000	640,472
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	1,490,000	1,478,327
MGM Resorts International
4.63%, 9/1/2026	270,000	268,027
5.50%, 4/15/2027	95,000	94,901
6.13%, 9/15/2029	494,000	496,884
6.50%, 4/15/2032	580,000	584,366
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Hotels, Restaurants & Leisure — continued
Royal Caribbean Cruises Ltd.
5.63%, 9/30/2031 (b)	695,000	691,164
6.25%, 3/15/2032 (b)	739,000	753,921
6.00%, 2/1/2033 (b)	560,000	566,309
Six Flags Entertainment Corp.
7.00%, 7/1/2025 (b)	7,000	7,005
5.50%, 4/15/2027 (b)	1,035,000	1,031,353
5.25%, 7/15/2029	770,000	746,851
6.63%, 5/1/2032 (b)	719,000	736,605
Station Casinos LLC 4.50%, 2/15/2028 (b)	1,080,000	1,043,372
Studio City Finance Ltd. (Macau)
6.50%, 1/15/2028 (i)	200,000	196,077
5.00%, 1/15/2029 (i)	200,000	183,000
Vail Resorts, Inc. 6.50%, 5/15/2032 (b)	518,000	529,027
Wynn Macau Ltd. (Macau) 5.63%, 8/26/2028 (i)	200,000	194,246
Wynn Resorts Finance LLC
5.13%, 10/1/2029 (b)	3,590,000	3,495,163
6.25%, 3/15/2033 (b)	371,000	370,172
		24,935,805
Household Durables — 0.2%
CD&R Smokey Buyer, Inc. 9.50%, 10/15/2029 (b)	813,000	798,772
Newell Brands, Inc.
5.70%, 4/1/2026 (k)	1,709,000	1,707,721
6.38%, 5/15/2030	485,000	483,453
6.63%, 5/15/2032	442,000	439,622
6.87%, 4/1/2036 (k)	250,000	249,361
Somnigroup International, Inc. 4.00%, 4/15/2029 (b)	3,305,000	3,080,831
		6,759,760
Household Products — 0.1%
Central Garden & Pet Co.
5.13%, 2/1/2028	610,000	600,782
4.13%, 10/15/2030	500,000	456,612
Energizer Holdings, Inc.
4.75%, 6/15/2028 (b)	977,000	941,637
4.38%, 3/31/2029 (b)	1,117,000	1,045,808
Spectrum Brands, Inc. 3.88%, 3/15/2031 (b)	129,000	110,141
		3,154,980
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corp. 4.63%, 2/1/2029 (b)	1,015,000	972,520
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	91

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Independent Power and Renewable Electricity Producers — continued
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple (Mexico) 7.25%, 1/31/2041 (b)	483,206	483,387
Saavi Energia Sarl (Mexico) 8.88%, 2/10/2035 (b)	1,063,000	1,071,185
Termocandelaria Power SA (Colombia) 7.75%, 9/17/2031 (b)	650,000	663,591
		3,190,683
Insurance — 0.0% ^
Prudential Financial, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.00%, 9/1/2052 (h)	690,000	689,780
Interactive Media & Services — 0.0% ^
Snap, Inc. 6.88%, 3/1/2033 (b)	203,000	205,533
Leisure Products — 0.0% ^
Amer Sports Co. (Finland) 6.75%, 2/16/2031 (b)	700,000	719,250
Machinery — 0.1%
ATS Corp. (Canada) 4.13%, 12/15/2028 (b)	150,000	140,699
Chart Industries, Inc. 7.50%, 1/1/2030 (b)	1,225,000	1,279,892
Esab Corp. 6.25%, 4/15/2029 (b)	330,000	335,284
Hillenbrand, Inc. 3.75%, 3/1/2031	150,000	133,521
Terex Corp.
5.00%, 5/15/2029 (b)	615,000	592,337
6.25%, 10/15/2032 (b)	400,000	397,436
Trinity Industries, Inc. 7.75%, 7/15/2028 (b)	150,000	156,638
Wabash National Corp. 4.50%, 10/15/2028 (b)	150,000	135,336
		3,171,143
Marine Transportation — 0.0% ^
MV24 Capital BV (Brazil) 6.75%, 6/1/2034 (i)	902,520	872,556
Media — 1.7%
Charter Communications Operating LLC
2.25%, 1/15/2029	1,545,000	1,387,579
6.10%, 6/1/2029	1,790,000	1,848,682
2.80%, 4/1/2031	2,500,000	2,166,145
6.65%, 2/1/2034	50,000	52,091
5.38%, 4/1/2038	100,000	91,429
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027 (b)	1,862,000	1,820,412
7.75%, 4/15/2028 (b)	597,000	554,405
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Media — continued
9.00%, 9/15/2028 (b)	2,107,000	2,219,000
CSC Holdings LLC
5.38%, 2/1/2028 (b)	300,000	257,498
6.50%, 2/1/2029 (b)	2,560,000	2,137,600
Directv Financing LLC 5.88%, 8/15/2027 (b)	1,500,000	1,476,409
DISH DBS Corp.
7.75%, 7/1/2026	1,835,000	1,636,938
5.25%, 12/1/2026 (b)	2,179,000	2,048,380
DISH Network Corp. 11.75%, 11/15/2027 (b)	3,408,000	3,596,024
EchoStar Corp.
10.75%, 11/30/2029	1,615,000	1,730,312
6.75% (PIK), 11/30/2030 (d)	665,000	611,390
GCI LLC 4.75%, 10/15/2028 (b)	453,000	429,045
Gray Media, Inc.
7.00%, 5/15/2027 (b)	600,000	588,387
10.50%, 7/15/2029 (b)	1,454,000	1,499,494
4.75%, 10/15/2030 (b)	1,449,000	853,665
5.38%, 11/15/2031 (b)	1,558,000	904,779
iHeartCommunications, Inc.
9.13%, 5/1/2029 (b)	1,088,000	922,080
7.75%, 8/15/2030 (b)	2,621,050	2,006,533
Lamar Media Corp. 4.88%, 1/15/2029	360,000	350,130
Midcontinent Communications 8.00%, 8/15/2032 (b)	418,000	427,866
News Corp.
3.88%, 5/15/2029 (b)	2,050,000	1,938,530
5.13%, 2/15/2032 (b)	190,000	183,687
Nexstar Media, Inc.
5.63%, 7/15/2027 (b)	3,365,000	3,328,638
4.75%, 11/1/2028 (b)	495,000	468,989
Outfront Media Capital LLC 4.25%, 1/15/2029 (b)	1,265,000	1,188,799
Sinclair Television Group, Inc. 8.13%, 2/15/2033 (b)	350,000	346,689
Sirius XM Radio LLC
5.00%, 8/1/2027 (b)	1,425,000	1,405,435
4.00%, 7/15/2028 (b)	2,470,000	2,320,132
5.50%, 7/1/2029 (b)	2,435,000	2,384,570
Stagwell Global LLC 5.63%, 8/15/2029 (b)	1,330,000	1,288,474
TEGNA, Inc. 5.00%, 9/15/2029	1,765,000	1,668,928
Univision Communications, Inc.
8.00%, 8/15/2028 (b)	2,230,000	2,265,234
SEE NOTES TO FINANCIAL STATEMENTS.

92	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Media — continued
7.38%, 6/30/2030 (b)	355,000	346,781
VZ Secured Financing BV (Netherlands) 5.00%, 1/15/2032 (b)	200,000	176,299
		50,927,458
Metals & Mining — 0.3%
Alcoa Nederland Holding BV
5.50%, 12/15/2027 (b)	200,000	198,577
6.13%, 5/15/2028 (b)	200,000	200,737
7.13%, 3/15/2031 (b)	965,000	1,004,898
ATI, Inc.
5.88%, 12/1/2027	375,000	375,024
4.88%, 10/1/2029	25,000	24,027
7.25%, 8/15/2030	185,000	192,352
Big River Steel LLC 6.63%, 1/31/2029 (b)	55,000	55,249
Cleveland-Cliffs, Inc.
5.88%, 6/1/2027	970,000	968,446
7.50%, 9/15/2031 (b)	264,000	268,044
7.00%, 3/15/2032 (b)	212,000	212,900
CSN Inova Ventures (Brazil) 6.75%, 1/28/2028 (i)	900,000	862,362
CSN Resources SA (Brazil) 4.63%, 6/10/2031 (b)	600,000	465,000
Novelis Corp.
4.75%, 1/30/2030 (b)	2,284,000	2,152,778
3.88%, 8/15/2031 (b)	521,000	458,354
Novelis, Inc. 6.88%, 1/30/2030 (b)	128,000	130,853
		7,569,601
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
ReadyCap Holdings LLC Series QIB, 9.38%, 3/1/2028 (b)	5,000,000	5,016,924
Multi-Utilities — 0.2%
Dominion Energy, Inc. Series A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.88%, 2/1/2055 (h)	2,880,000	2,984,570
NiSource, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.45%), 6.95%, 11/30/2054 (h)	1,590,000	1,624,578
		4,609,148
Oil, Gas & Consumable Fuels — 2.9%
AL Candelaria -spain- SA (Colombia)
7.50%, 12/15/2028 (i)	389,582	388,141
5.75%, 6/15/2033 (b)	500,000	427,500
Antero Midstream Partners LP
5.75%, 3/1/2027 (b)	735,000	734,452
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Oil, Gas & Consumable Fuels — continued
5.75%, 1/15/2028 (b)	2,515,000	2,516,351
5.38%, 6/15/2029 (b)	750,000	738,203
Antero Resources Corp.
8.38%, 7/15/2026 (b)	20,000	20,432
7.63%, 2/1/2029 (b)	434,000	445,888
5.38%, 3/1/2030 (b)	880,000	868,096
Ascent Resources Utica Holdings LLC
8.25%, 12/31/2028 (b)	880,000	900,845
6.63%, 10/15/2032 (b)	525,000	530,116
Bapco Energies BSC Closed (Bahrain) 7.50%, 10/25/2027 (i)	500,000	513,125
Baytex Energy Corp. (Canada)
8.50%, 4/30/2030 (b)	1,075,000	1,100,571
7.38%, 3/15/2032 (b)	330,000	322,609
Blue Racer Midstream LLC
7.00%, 7/15/2029 (b)	279,000	287,809
7.25%, 7/15/2032 (b)	297,000	310,453
BP Capital Markets plc (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030 (f) (g) (h)	3,595,000	3,451,945
Buckeye Partners LP
3.95%, 12/1/2026	1,497,000	1,455,688
4.13%, 12/1/2027	205,000	197,719
4.50%, 3/1/2028 (b)	245,000	237,786
6.75%, 2/1/2030 (b)	316,000	324,575
California Resources Corp. 7.13%, 2/1/2026 (b)	39,000	38,953
Chord Energy Corp. 6.38%, 6/1/2026 (b)	775,000	775,802
Civitas Resources, Inc.
8.38%, 7/1/2028 (b)	700,000	728,489
8.63%, 11/1/2030 (b)	1,360,000	1,431,284
8.75%, 7/1/2031 (b)	727,000	758,853
Columbia Pipelines Holding Co. LLC 6.04%, 8/15/2028 (b)	390,000	404,200
Comstock Resources, Inc.
6.75%, 3/1/2029 (b)	200,000	196,628
5.88%, 1/15/2030 (b)	2,360,000	2,248,034
Crescent Energy Finance LLC
9.25%, 2/15/2028 (b)	1,905,000	1,993,914
7.38%, 1/15/2033 (b)	340,000	333,425
DT Midstream, Inc. 4.13%, 6/15/2029 (b)	2,250,000	2,133,097
Ecopetrol SA (Colombia)
8.63%, 1/19/2029	140,000	149,660
4.63%, 11/2/2031	100,000	84,790
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	93

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
8.88%, 1/13/2033	1,180,000	1,232,451
8.38%, 1/19/2036	252,000	249,329
Enbridge, Inc. (Canada)
Series 20-A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 5.75%, 7/15/2080 (h)	2,030,000	1,979,025
Series NC5, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.79%), 8.25%, 1/15/2084 (h)	305,000	322,181
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (b)	1,225,000	1,255,200
Energy Transfer LP
5.63%, 5/1/2027 (b)	335,000	335,058
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.02%), 8.00%, 5/15/2054 (h)	1,870,000	1,988,350
EQM Midstream Partners LP
6.50%, 7/1/2027 (b)	1,215,000	1,246,188
7.50%, 6/1/2030 (b)	220,000	239,254
4.75%, 1/15/2031 (b)	415,000	400,627
Expand Energy Corp.
5.38%, 2/1/2029	565,000	563,826
6.75%, 4/15/2029 (b)	3,120,000	3,162,042
5.38%, 3/15/2030	695,000	690,855
Genesis Energy LP
8.00%, 1/15/2027	591,000	602,169
8.25%, 1/15/2029	147,000	151,598
7.88%, 5/15/2032	248,000	249,512
8.00%, 5/15/2033	168,000	169,686
Greenko Dutch BV (India) 3.85%, 3/29/2026 (i)	358,000	347,663
Greenko Wind Projects Mauritius Ltd. (India) 5.50%, 4/6/2025 (i)	200,000	199,454
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (b)	1,215,000	1,239,927
Hess Midstream Operations LP
5.63%, 2/15/2026 (b)	2,115,000	2,114,701
5.88%, 3/1/2028 (b)	157,000	158,139
5.13%, 6/15/2028 (b)	55,000	54,310
4.25%, 2/15/2030 (b)	570,000	537,710
Hilcorp Energy I LP 6.25%, 4/15/2032 (b)	429,000	410,187
Howard Midstream Energy Partners LLC 8.88%, 7/15/2028 (b)	585,000	617,273
Kinetik Holdings LP 5.88%, 6/15/2030 (b)	1,230,000	1,227,616
Matador Resources Co. 6.25%, 4/15/2033 (b)	992,000	974,694
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Oil, Gas & Consumable Fuels — continued
Medco Bell Pte. Ltd. (Indonesia) 6.38%, 1/30/2027 (i)	200,000	201,250
NGL Energy Operating LLC
8.13%, 2/15/2029 (b)	581,000	591,674
8.38%, 2/15/2032 (b)	404,000	410,438
NuStar Logistics LP
6.00%, 6/1/2026	190,000	191,064
5.63%, 4/28/2027	650,000	652,980
6.38%, 10/1/2030	720,000	735,388
Occidental Petroleum Corp. 5.38%, 1/1/2032	1,840,000	1,826,416
Permian Resources Operating LLC
5.88%, 7/1/2029 (b)	430,000	428,317
9.88%, 7/15/2031 (b)	1,506,000	1,658,793
6.25%, 2/1/2033 (b)	391,000	392,964
Peru LNG Srl (Peru) 5.38%, 3/22/2030 (i)	2,291,750	2,143,703
Petroleos del Peru SA (Peru)
4.75%, 6/19/2032 (i)	500,000	388,655
5.63%, 6/19/2047 (b)	600,000	393,900
Petroleos Mexicanos (Mexico)
4.50%, 1/23/2026	200,000	195,516
6.88%, 8/4/2026	250,000	249,375
6.49%, 1/23/2027	1,000,000	980,750
6.50%, 3/13/2027	700,000	685,720
5.35%, 2/12/2028	300,000	277,770
5.95%, 1/28/2031	630,000	534,807
6.70%, 2/16/2032	1,100,000	964,370
10.00%, 2/7/2033	2,450,000	2,547,143
6.38%, 1/23/2045	410,000	277,365
7.69%, 1/23/2050	6,100,000	4,607,940
6.95%, 1/28/2060	500,000	343,550
Range Resources Corp.
8.25%, 1/15/2029	1,378,000	1,418,849
4.75%, 2/15/2030 (b)	203,000	193,757
Rockies Express Pipeline LLC
3.60%, 5/15/2025 (b)	240,000	238,595
4.80%, 5/15/2030 (b)	150,000	141,418
SM Energy Co.
6.75%, 9/15/2026	545,000	545,229
6.63%, 1/15/2027	795,000	794,557
6.50%, 7/15/2028	185,000	185,424
6.75%, 8/1/2029 (b)	403,000	403,686
7.00%, 8/1/2032 (b)	339,000	339,150
South Bow USA Infrastructure Holdings LLC (Canada) 4.91%, 9/1/2027 (b)	595,000	595,491
SEE NOTES TO FINANCIAL STATEMENTS.

94	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Sunoco LP
7.00%, 5/1/2029 (b)	235,000	243,523
4.50%, 5/15/2029	860,000	822,856
4.50%, 4/30/2030	720,000	680,921
Tallgrass Energy Partners LP
6.00%, 3/1/2027 (b)	95,000	94,965
5.50%, 1/15/2028 (b)	970,000	952,073
6.00%, 12/31/2030 (b)	605,000	587,138
6.00%, 9/1/2031 (b)	190,000	183,442
Targa Resources Partners LP 6.50%, 7/15/2027	285,000	286,697
Transcanada Trust (Canada) (SOFR + 4.42%), 5.50%, 9/15/2079 (h)	100,000	96,474
Uzbekneftegaz JSC (Uzbekistan) 4.75%, 11/16/2028 (b)	400,000	358,750
Venture Global Calcasieu Pass LLC
4.13%, 8/15/2031 (b)	300,000	273,390
3.88%, 11/1/2033 (b)	325,000	282,522
Venture Global LNG, Inc.
8.13%, 6/1/2028 (b)	1,642,000	1,710,442
9.50%, 2/1/2029 (b)	450,000	496,936
7.00%, 1/15/2030 (b)	531,000	538,318
9.88%, 2/1/2032 (b)	1,835,000	2,006,905
Vital Energy, Inc.
9.75%, 10/15/2030	300,000	314,790
7.88%, 4/15/2032 (b)	66,000	63,632
		86,298,236
Passenger Airlines — 0.2%
American Airlines, Inc.
5.50%, 4/20/2026 (b)	2,022,917	2,020,808
5.75%, 4/20/2029 (b)	810,000	805,512
JetBlue Airways Corp. 9.88%, 9/20/2031 (b)	1,102,000	1,166,580
United Airlines, Inc. 4.38%, 4/15/2026 (b)	1,270,000	1,253,939
		5,246,839
Personal Care Products — 0.1%
Edgewell Personal Care Co. 5.50%, 6/1/2028 (b)	2,860,000	2,824,392
Prestige Brands, Inc. 5.13%, 1/15/2028 (b)	475,000	468,582
		3,292,974
Pharmaceuticals — 0.4%
Bausch Health Americas, Inc. 9.25%, 4/1/2026 (b)	1,065,000	1,059,675
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pharmaceuticals — continued
Bausch Health Cos., Inc.
5.50%, 11/1/2025 (b)	4,990,000	4,977,525
5.75%, 8/15/2027 (b)	2,215,000	2,107,019
5.00%, 2/15/2029 (b)	450,000	315,000
5.25%, 1/30/2030 (b)	70,000	45,197
Cheplapharm Arzneimittel GmbH (Germany) 5.50%, 1/15/2028 (b)	250,000	227,714
Elanco Animal Health, Inc. 6.65%, 8/28/2028 (k)	420,000	427,887
Endo Finance Holdings, Inc. 8.50%, 4/15/2031 (b)	274,000	293,664
Organon & Co.
4.13%, 4/30/2028 (b)	1,840,000	1,750,257
5.13%, 4/30/2031 (b)	1,700,000	1,549,083
		12,753,021
Professional Services — 0.0% ^
TriNet Group, Inc. 7.13%, 8/15/2031 (b)	150,000	153,558
Real Estate Management & Development — 0.0% ^
Anywhere Real Estate Group LLC
5.75%, 1/15/2029 (b)	268,000	220,485
5.25%, 4/15/2030 (b)	330,000	261,560
		482,045
Semiconductors & Semiconductor Equipment — 0.1%
Amkor Technology, Inc. 6.63%, 9/15/2027 (b)	365,000	365,603
Entegris, Inc.
4.38%, 4/15/2028 (b)	200,000	192,735
4.75%, 4/15/2029 (b)	790,000	763,467
5.95%, 6/15/2030 (b)	1,735,000	1,738,382
ON Semiconductor Corp. 3.88%, 9/1/2028 (b)	1,190,000	1,125,685
Synaptics, Inc. 4.00%, 6/15/2029 (b)	150,000	138,845
		4,324,717
Software — 0.3%
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (b)	1,250,000	1,212,797
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (b)	2,445,000	2,294,536
NCR Voyix Corp. 5.13%, 4/15/2029 (b)	1,349,000	1,296,649
RingCentral, Inc. 8.50%, 8/15/2030 (b)	545,000	575,032
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	95

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Software — continued
SS&C Technologies, Inc.
5.50%, 9/30/2027 (b)	2,865,000	2,852,749
6.50%, 6/1/2032 (b)	175,000	179,031
		8,410,794
Specialized REITs — 0.0% ^
Iron Mountain, Inc.
5.00%, 7/15/2028 (b)	155,000	151,760
5.25%, 7/15/2030 (b)	430,000	415,117
6.25%, 1/15/2033 (b)	73,000	73,421
		640,298
Specialty Retail — 0.3%
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	95,000	92,189
4.63%, 11/15/2029 (b)	1,170,000	1,114,928
4.75%, 3/1/2030	100,000	95,059
Bath & Body Works, Inc.
7.50%, 6/15/2029	145,000	148,842
6.75%, 7/1/2036	115,000	117,425
Escrow Rite Aid 0.00%, 12/31/2049 ‡ (j)	36,352	2,087
Gap, Inc. (The) 3.63%, 10/1/2029 (b)	840,000	767,506
Lithia Motors, Inc. 3.88%, 6/1/2029 (b)	1,415,000	1,310,853
Penske Automotive Group, Inc. 3.75%, 6/15/2029	349,000	324,850
PetSmart, Inc.
4.75%, 2/15/2028 (b)	2,140,000	2,031,967
7.75%, 2/15/2029 (b)	300,000	290,296
Sonic Automotive, Inc. 4.63%, 11/15/2029 (b)	2,488,000	2,342,123
Staples, Inc. 10.75%, 9/1/2029 (b)	1,690,000	1,613,973
		10,252,098
Technology Hardware, Storage & Peripherals — 0.1%
Diebold Nixdorf, Inc. 7.75%, 3/31/2030 (b)	166,000	173,093
Seagate HDD Cayman
4.09%, 6/1/2029	520,000	492,503
8.25%, 12/15/2029	425,000	455,310
8.50%, 7/15/2031	67,000	72,051
Xerox Holdings Corp.
5.50%, 8/15/2028 (b)	640,000	518,423
8.88%, 11/30/2029 (b)	443,000	365,565
		2,076,945
Textiles, Apparel & Luxury Goods — 0.0% ^
William Carter Co. (The) 5.63%, 3/15/2027 (b)	150,000	149,528
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Trading Companies & Distributors — 0.3%
Air Lease Corp. 5.85%, 12/15/2027	540,000	557,049
Herc Holdings, Inc. 5.50%, 7/15/2027 (b)	1,330,000	1,321,401
Imola Merger Corp. 4.75%, 5/15/2029 (b)	3,580,000	3,444,074
United Rentals North America, Inc.
4.88%, 1/15/2028	2,066,000	2,037,905
6.13%, 3/15/2034 (b)	500,000	505,646
WESCO Distribution, Inc.
7.25%, 6/15/2028 (b)	1,010,000	1,027,434
6.38%, 3/15/2029 (b)	698,000	710,081
6.63%, 3/15/2032 (b)	410,000	418,721
6.38%, 3/15/2033 (a) (b)	243,000	245,263
		10,267,574
Wireless Telecommunication Services — 0.0% ^
Altice France Holding SA 10.50%, 5/15/2027 (b)	400,000	124,948
Millicom International Cellular SA (Guatemala)
5.13%, 1/15/2028 (i)	180,000	174,510
4.50%, 4/27/2031 (b)	400,000	356,820
United States Cellular Corp. 6.70%, 12/15/2033	150,000	162,055
Vodafone Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 4.13%, 6/4/2081 (h)	100,000	89,889
		908,222
Total Corporate Bonds (Cost $540,432,321)		550,214,597
Asset-Backed Securities — 14.2%
Affirm Asset Securitization Trust
Series 2024-B, Class A, 4.62%, 9/15/2029 (b)	5,630,000	5,621,458
Series 2024-B, Class C, 5.06%, 9/15/2029 (b)	2,000,000	2,002,863
Series 2024-B, Class D, 5.50%, 9/15/2029 (b)	2,078,000	2,082,333
AGL CLO Ltd. (Cayman Islands) Series 2020-9A, Class BR, 6.29%, 4/20/2037 (b) (c)	2,000,000	2,018,556
Aimco CLO Ltd. (Cayman Islands) Series 2021-14A, Class B, 5.90%, 4/20/2034 (b) (c)	500,000	500,783
AIMCO CLO Ltd. (Cayman Islands) Series 2021-16A, Class BR, 5.95%, 7/17/2037 (b) (c)	1,808,000	1,812,674
SEE NOTES TO FINANCIAL STATEMENTS.

96	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Air Canada Pass-Through Trust (Canada) Series 2020-2, Class B, 9.00%, 10/1/2025 (b)	3,160	3,197
American Airlines Pass-Through Trust Series 2021-1, Class B, 3.95%, 7/11/2030	38,750	36,719
American Credit Acceptance Receivables Trust
Series 2022-2, Class E, 6.57%, 6/13/2028 (b)	190,000	190,395
Series 2022-3, Class E, 8.08%, 10/13/2028 (b)	2,000,000	2,046,663
Series 2022-4, Class C, 7.86%, 2/15/2029 (b)	38,591	38,738
Series 2023-1, Class D, 6.35%, 4/12/2029 (b)	395,000	401,402
Series 2023-3, Class D, 6.82%, 10/12/2029 (b)	1,800,000	1,853,926
Series 2024-2, Class D, 6.53%, 4/12/2030 (b)	1,330,000	1,373,512
Series 2024-1, Class D, 5.86%, 5/13/2030 (b)	3,515,000	3,574,035
Series 2024-3, Class D, 6.04%, 7/12/2030 (b)	1,050,000	1,075,588
Series 2023-4, Class D, 7.65%, 9/12/2030 (b)	2,400,000	2,513,033
Series 2024-4, Class D, 5.34%, 8/12/2031 (b)	1,515,000	1,531,625
Series 2023-4, Class E, 9.79%, 8/12/2031 (b)	2,000,000	2,129,785
AMSR Trust
Series 2020-SFR3, Class G, 4.99%, 9/17/2037 (b)	1,050,000	1,043,010
Series 2020-SFR5, Class F, 2.69%, 11/17/2037 (b)	1,500,000	1,469,806
Series 2022-SFR3, Class F, 4.00%, 10/17/2039 (b)	4,200,000	3,924,700
Apidos CLO (Cayman Islands)
Series 2018-29A, Class A2, 6.11%, 7/25/2030 (b) (c)	1,000,000	1,000,999
Series 2020-33A, Class BR, 6.16%, 10/24/2034 (b) (c)	3,460,000	3,469,197
Ares CLO Ltd. (Cayman Islands)
Series 2015-4A, Class A3RR, 5.70%, 10/15/2030 (b) (c)	4,500,000	4,497,750
Series 2015-4A, Class BRR, 6.05%, 10/15/2030 (b) (c)	1,416,667	1,414,896
ARES CLO Ltd. (Cayman Islands) Series 2018-47A, Class B, 6.01%, 4/15/2030 (b) (c)	250,000	250,107
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Avis Budget Rental Car Funding AESOP LLC
Series 2020-1A, Class C, 3.02%, 8/20/2026 (b)	461,000	458,084
Series 2023-1A, Class C, 6.23%, 4/20/2029 (b)	1,207,000	1,226,361
Series 2023-4A, Class A, 5.49%, 6/20/2029 (b)	800,000	820,502
Series 2023-4A, Class C, 7.24%, 6/20/2029 (b)	2,700,000	2,811,351
Series 2024-3A, Class B, 5.58%, 12/20/2030 (b)	403,000	410,863
Series 2024-3A, Class C, 6.11%, 12/20/2030 (b)	376,000	378,964
Bain Capital Credit CLO Ltd. Series 2022-3A, Class B, 6.30%, 7/17/2035 (b) (c)	3,000,000	3,004,338
Ballyrock CLO Ltd. (Cayman Islands)
Series 2020-2A, Class A2R, 6.10%, 10/20/2031 (b) (c)	3,500,000	3,505,075
Series 2021-17A, Class A2, 6.15%, 10/20/2034 (b) (c)	1,000,000	999,513
Series 2024-27A, Class A2, 6.46%, 10/25/2037 (b) (c)	2,000,000	2,000,868
Barings CLO Ltd. (Cayman Islands)
Series 2022-1A, Class B, 6.24%, 4/15/2035 (b) (c)	7,000,000	6,999,461
Series 2022-3A, Class A2R, 5.88%, 10/20/2037 (b) (c)	3,000,000	3,008,343
Bayview Opportunity Master Fund LLC
Series 2024-CAR1, Class C, 5.85%, 12/26/2031 (b) (c)	179,040	179,635
Series 2024-CAR1, Class D, 6.40%, 12/26/2031 (b) (c)	163,250	164,769
BlueMountain CLO Ltd. (Cayman Islands) Series 2019-26A, Class CR, 6.75%, 10/20/2034 (b) (c)	1,000,000	1,001,218
Bridgecrest Lending Auto Securitization Trust
Series 2024-1, Class D, 6.03%, 11/15/2029	1,400,000	1,429,376
Series 2024-3, Class D, 5.83%, 5/15/2030	2,360,000	2,402,949
Series 2024-4, Class D, 5.23%, 8/15/2030	3,400,000	3,413,309
Series 2025-1, Class D, 5.64%, 11/15/2030	2,212,000	2,237,920
British Airways Pass-Through Trust (United Kingdom) Series 2020-1, Class B, 8.38%, 11/15/2028 (b)	6,157	6,473
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	97

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
BSPRT Issuer Ltd.
Series 2021-FL7, Class D, 7.18%, 12/15/2038 (b) (c)	275,000	275,222
Series 2021-FL7, Class E, 7.83%, 12/15/2038 (b) (c)	265,000	265,193
Buckhorn Park CLO Ltd. (Cayman Islands)
Series 2019-1A, Class ARR, 5.36%, 7/18/2034 (b) (c)	2,800,000	2,799,182
Series 2019-1A, Class CRR, 6.14%, 7/18/2034 (b) (c)	3,250,000	3,261,755
Business Jet Securities LLC
Series 2024-1A, Class A, 6.20%, 5/15/2039 ‡ (b)	1,814,799	1,864,071
Series 2024-2A, Class C, 7.97%, 9/15/2039 ‡ (b)	887,173	887,292
Buttermilk Park CLO Ltd. (Cayman Islands)
Series 2018-1A, Class B1R, 5.90%, 10/15/2031 (b) (c)	327,065	327,333
Series 2018-1A, Class CR, 6.25%, 10/15/2031 (b) (c)	1,926,600	1,927,024
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands)
Series 2014-1A, Class A1R2, 5.53%, 4/17/2031 (b) (c)	301,608	301,689
Series 2012-3A, Class BR2, 6.75%, 1/14/2032 (b) (c)	1,000,000	1,000,198
Series 2015-4A, Class A2RR, 6.14%, 7/20/2032 (b) (c)	800,000	800,758
Series 2015-4A, Class BRR, 6.74%, 7/20/2032 (b) (c)	1,000,000	1,000,332
Carlyle US CLO Ltd. (Cayman Islands)
Series 2021-7A, Class A2, 6.21%, 10/15/2035 (b) (c)	6,000,000	6,004,824
Series 2018-4A, Class D2R, 9.00%, 10/17/2037 (b) (c)	1,000,000	1,016,787
CBAM Ltd. (Cayman Islands) Series 2018-5A, Class B2, 5.96%, 4/17/2031 (b) (c)	2,037,362	2,036,305
CIFC Funding Ltd. (Cayman Islands)
Series 2014-1A, Class BR2, 5.95%, 1/18/2031 (b) (c)	250,000	249,986
Series 2019-5A, Class A2RS, 6.31%, 1/15/2035 (b) (c)	9,000,000	9,017,442
Series 2022-2A, Class BR, 5.72%, 4/19/2035 (b) (c)	6,600,000	6,600,000
CoreVest American Finance Trust
Series 2019-1, Class E, 5.53%, 3/15/2052 (b) (c)	300,000	299,084
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2019-2, Class E, 5.14%, 6/15/2052 (b) (c)	350,000	321,869
Series 2019-3, Class E, 4.72%, 10/15/2052 (b) (c)	350,000	313,010
Credit Acceptance Auto Loan Trust
Series 2023-1A, Class A, 6.48%, 3/15/2033 (b)	700,000	706,560
Series 2022-3A, Class D, 9.00%, 4/18/2033 (b)	300,000	310,213
Series 2023-2A, Class A, 5.92%, 5/16/2033 (b)	900,000	906,522
Series 2023-3A, Class B, 7.09%, 10/17/2033 (b)	391,000	403,544
Series 2023-5A, Class A, 6.13%, 12/15/2033 (b)	2,250,000	2,290,801
Series 2023-5A, Class B, 6.71%, 2/15/2034 (b)	1,467,000	1,511,588
Series 2024-1A, Class A, 5.68%, 3/15/2034 (b)	805,000	815,899
Series 2024-1A, Class B, 6.03%, 5/15/2034 (b)	708,000	722,084
Series 2024-2A, Class A, 5.95%, 6/15/2034 (b)	1,486,000	1,518,568
Series 2024-1A, Class C, 6.71%, 7/17/2034 (b)	930,000	958,946
Series 2024-3A, Class A, 4.68%, 9/15/2034 (b)	1,955,000	1,957,144
Series 2024-3A, Class B, 4.85%, 11/15/2034 (b)	1,625,000	1,620,650
Series 2024-3A, Class C, 5.39%, 1/16/2035 (b)	1,000,000	1,006,519
DB Master Finance LLC Series 2021-1A, Class A23, 2.79%, 11/20/2051 (b)	290,250	253,404
Diversified ABS Phase LLC Series 2024-1A, Class A2, 7.67%, 5/30/2044 ‡ (b)	1,594,133	1,605,608
Domino's Pizza Master Issuer LLC Series 2015-1A, Class A2II, 4.47%, 10/25/2045 (b)	185,500	185,027
Drive Auto Receivables Trust
Series 2024-2, Class C, 4.67%, 5/17/2032	907,000	906,495
Series 2024-2, Class D, 4.94%, 5/17/2032	950,000	949,876
Driven Brands Funding LLC
Series 2019-1A, Class A2, 4.64%, 4/20/2049 (b)	247,659	246,333
Series 2021-1A, Class A2, 2.79%, 10/20/2051 (b)	1,888,184	1,738,958
SEE NOTES TO FINANCIAL STATEMENTS.

98	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2022-1A, Class A2, 7.39%, 10/20/2052 (b)	572,311	580,231
Dryden CLO Ltd. (Cayman Islands)
Series 2017-53A, Class C, 6.26%, 1/15/2031 (b) (c)	1,000,000	1,000,415
Series 2018-64A, Class A, 5.52%, 4/18/2031 (b) (c)	644,386	644,906
Series 2018-58A, Class B, 6.06%, 7/17/2031 (b) (c)	250,000	250,318
Series 2019-80A, Class BR, 6.05%, 1/17/2033 (b) (c)	1,000,000	1,002,232
Series 2019-68A, Class ARR, 5.40%, 7/15/2035 (b) (c)	2,005,000	2,009,409
Series 2019-68A, Class BRR, 5.85%, 7/15/2035 (b) (c)	1,700,000	1,700,622
DT Auto Owner Trust
Series 2021-4A, Class E, 3.34%, 7/17/2028 (b)	1,600,000	1,561,048
Series 2023-1A, Class C, 5.55%, 10/16/2028 (b)	525,000	527,758
Series 2022-1A, Class E, 5.53%, 3/15/2029 (b)	2,400,000	2,399,231
Series 2022-3A, Class E, 10.99%, 7/16/2029 (b)	3,000,000	3,205,614
Elmwood CLO Ltd. (Cayman Islands)
Series 2021-3A, Class BR, 6.04%, 4/20/2034 (b) (c)	1,537,000	1,539,350
Series 2021-3A, Class CR, 6.49%, 4/20/2034 (b) (c)	1,080,000	1,080,271
Series 2023-2A, Class C, 7.31%, 4/16/2036 (b) (c)	2,615,000	2,618,729
Series 2019-3A, Class BRR, 5.99%, 7/18/2037 (b) (c)	1,650,000	1,657,443
Series 2024-12RA, Class CR, 6.41%, 10/20/2037 (b) (c)	2,308,334	2,320,582
Exeter Automobile Receivables Trust
Series 2022-3A, Class D, 6.76%, 9/15/2028	400,000	407,200
Series 2021-3A, Class E, 3.04%, 12/15/2028 (b)	900,000	874,139
Series 2022-4A, Class D, 5.98%, 12/15/2028	168,000	170,059
Series 2022-6A, Class D, 8.03%, 4/6/2029	375,000	390,410
Series 2023-3A, Class D, 6.68%, 4/16/2029	954,000	981,139
Series 2023-1A, Class D, 6.69%, 6/15/2029	500,000	512,262
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2023-2A, Class D, 6.32%, 8/15/2029	500,000	512,801
Series 2022-1A, Class E, 5.02%, 10/15/2029 (b)	1,070,000	1,037,998
Series 2022-2A, Class E, 6.34%, 10/15/2029 (b)	3,007,000	2,952,659
Series 2023-1A, Class E, 12.07%, 9/16/2030 (b)	900,000	1,026,852
FirstKey Homes Trust
Series 2020-SFR1, Class F1, 3.64%, 8/17/2037 (b)	500,000	494,023
Series 2022-SFR3, Class F1, PO, 7/17/2038 ‡ (b)	1,900,000	1,727,816
Series 2022-SFR3, Class F2, PO, 7/17/2038 ‡ (b)	1,900,000	1,720,964
Series 2021-SFR2, Class F2, 3.16%, 9/17/2038 (b)	3,300,000	3,096,517
Series 2022-SFR1, Class F1, PO, 5/19/2039 ‡ (b)	2,700,000	2,310,800
Series 2022-SFR1, Class F2, PO, 5/19/2039 ‡ (b)	1,300,000	1,098,505
Series 2022-SFR2, Class F1, 4.50%, 7/17/2039 (b)	4,400,000	4,229,346
Series 2022-SFR2, Class F2, 4.50%, 7/17/2039 (b)	1,400,000	1,338,344
Series 2022-SFR2, Class G, 4.50%, 7/17/2039 (b)	2,300,000	2,162,939
Flagship Credit Auto Trust Series 2023-1, Class B, 5.05%, 1/18/2028 (b)	100,000	100,197
FMC GMSR Issuer Trust Series 2022-GT1, Class B, 7.17%, 4/25/2027 (b)	300,000	295,795
Foundation Finance Trust Series 2023-1A, Class D, 9.18%, 12/15/2043 (b)	361,762	383,970
FREED ABS Trust Series 2022-1FP, Class D, 3.35%, 3/19/2029 (b)	113,244	111,859
GLS Auto Receivables Issuer Trust
Series 2022-2A, Class D, 6.15%, 4/17/2028 (b)	420,000	425,698
Series 2023-1A, Class D, 7.01%, 1/16/2029 (b)	652,000	668,649
Series 2022-2A, Class E, 5.50%, 6/15/2029 (b)	2,500,000	2,491,572
Series 2024-2A, Class C, 6.03%, 2/15/2030 (b)	1,420,000	1,456,713
Series 2024-4A, Class D, 5.65%, 7/15/2030 (b)	2,465,000	2,499,190
GoldenTree Loan Opportunities XII Ltd. (Cayman Islands) Series 2016-12A, Class CR, 6.50%, 7/21/2030 (b) (c)	1,000,000	1,002,105
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	99

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Hertz Vehicle Financing LLC
Series 2022-4A, Class D, 6.56%, 9/25/2026 (b)	1,000,000	999,222
Series 2023-1A, Class A, 5.49%, 6/25/2027 (b)	400,000	402,946
Series 2023-1A, Class C, 6.91%, 6/25/2027 (b)	292,000	295,730
Series 2023-3A, Class A, 5.94%, 2/25/2028 (b)	595,000	605,888
Series 2022-2A, Class D, 5.16%, 6/26/2028 (b)	4,000,000	3,809,582
Series 2022-5A, Class D, 6.78%, 9/25/2028 (b)	2,000,000	1,961,475
Series 2023-2A, Class D, 9.40%, 9/25/2029 (b)	4,200,000	4,364,981
Series 2023-4A, Class D, 9.44%, 3/25/2030 (b)	1,500,000	1,562,643
HGI CRE CLO Ltd. (Cayman Islands) Series 2022-FL3, Class E, 8.64%, 4/20/2037 (b) (c)	195,500	194,256
Hilton Grand Vacations Trust Series 2022-1D, Class D, 6.79%, 6/20/2034 (b)	143,840	142,156
HINNT LLC Series 2022-A, Class D, 6.50%, 5/15/2041 (b)	304,113	297,932
Huntington Bank Auto Credit-Linked Notes Series 2024-2, Class B1, 5.44%, 10/20/2032 (b)	2,820,672	2,842,713
Jonah Energy ABS II LLC Series 2025-1A, Class B, 11.25%, 12/10/2040 ‡ (b)	5,300,000	5,300,000
Jonah Energy ABS LLC Series 2022-1, Class C, 12.66%, 8/10/2039 ‡ (b)	3,500,000	3,525,200
KKR CLO Ltd. (Cayman Islands)
Series 22A, Class B, 6.15%, 7/20/2031 (b) (c)	250,000	249,871
Series 40A, Class BR, 5.99%, 10/20/2034 (b) (c)	2,000,000	2,000,510
LCM Ltd. (Cayman Islands) Series 31A, Class AR, 5.57%, 7/20/2034 (b) (c)	6,000,000	6,007,488
LendingClub Loan Certificate Issuer Trust
Series 2022-NP1, Class CERT, 0.00%, 3/16/2037 ‡ (b)	50,000	228,868
Series 2022-P1, Class CERT, 0.00%, 3/16/2037 ‡ (b)	50,000	171,021
Series 2022-P2, Class CERT, 0.00%, 4/15/2037 ‡ (b)	50,000	190,325
Lendingpoint Asset Securitization Trust
Series 2022-A, Class D, 4.54%, 6/15/2029 (b)	1,694,974	1,038,180
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2022-B, Class A, 4.77%, 10/15/2029 (b)	7,788	7,783
Series 2022-C, Class C, 8.68%, 2/15/2030 (b)	100,000	94,122
Lendmark Funding Trust
Series 2024-1A, Class A, 5.53%, 6/21/2032 (b)	1,950,000	1,987,566
Series 2024-2A, Class A, 4.47%, 2/21/2034 (b)	915,000	907,929
Series 2024-2A, Class D, 5.69%, 2/21/2034 (b)	450,000	448,041
Series 2024-2A, Class E, 8.47%, 2/21/2034 (b)	800,000	797,907
Madison Park Funding Ltd. (Cayman Islands)
Series 2018-29A, Class BR, 6.09%, 10/18/2030 (b) (c)	2,800,000	2,803,839
Series 2014-14A, Class DRR, 7.50%, 10/22/2030 (b) (c)	700,000	698,775
Series 2017-23A, Class AR, 5.53%, 7/27/2031 (b) (c)	791,508	792,524
Series 2020-45A, Class BRR, 5.95%, 7/15/2034 (b) (c)	3,530,000	3,535,786
Series 2020-45A, Class CRR, 6.20%, 7/15/2034 (b) (c)	1,075,000	1,077,961
Series 2021-49A, Class B1R, 5.76%, 10/19/2034 (a) (b) (c)	8,050,000	8,050,000
Series 2021-52A, Class B, 6.15%, 1/22/2035 (b) (c)	4,500,000	4,506,268
Magnetite Ltd.
Series 2023-39A, Class BR, 5.85%, 1/25/2037 (b) (c)	1,200,000	1,203,755
Series 2016-17A, Class AR2, 5.79%, 4/20/2037 (b) (c)	2,300,000	2,316,192
Series 2016-17A, Class BR2, 6.24%, 4/20/2037 (b) (c)	2,208,000	2,223,871
Series 2024-40A, Class B1, 6.05%, 7/15/2037 (b) (c)	2,900,000	2,916,579
Mariner Finance issuance Trust
Series 2024-BA, Class A, 4.91%, 11/20/2038 (b)	2,000,000	2,014,678
Series 2024-BA, Class C, 5.73%, 11/20/2038 (b)	635,000	641,397
Mariner Finance Issuance Trust Series 2023-AA, Class E, 11.12%, 10/22/2035 (b)	500,000	520,999
Marlette Funding Trust
Series 2023-1A, Class B, 6.50%, 4/15/2033 (b)	334,837	336,197
SEE NOTES TO FINANCIAL STATEMENTS.

100	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2023-1A, Class C, 7.20%, 4/15/2033 (b)	350,000	355,729
Neuberger Berman CLO Ltd. (Cayman Islands) Series 2016-22A, Class BR2, 6.30%, 4/15/2038 (b) (c)	1,219,000	1,228,363
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands)
Series 2019-34A, Class BR, 6.04%, 1/20/2035 (b) (c)	3,300,000	3,307,016
Series 2021-42A, Class BR, 5.71%, 7/16/2036 (b) (c)	2,260,000	2,260,000
Series 2021-42A, Class CR, 6.16%, 7/16/2036 (b) (c)	4,400,000	4,400,000
Series 2020-38A, Class BR2, 5.71%, 10/20/2036 (b) (c)	4,700,000	4,700,000
Series 2020-38A, Class CR2, 6.19%, 10/20/2036 (b) (c)	2,500,000	2,500,000
New Residential Mortgage LLC Series 2020-FNT2, Class A, 5.44%, 7/25/2025 (b)	369,565	369,134
New Residential Mortgage Loan Trust
Series 2022-SFR1, Class E1, 3.55%, 2/17/2039 (b)	168,000	160,863
Series 2022-SFR1, Class F, 4.44%, 2/17/2039 (b)	2,850,000	2,722,325
Series 2022-SFR2, Class F, 4.00%, 9/4/2039 (b)	5,000,000	4,625,781
NRM FNT1 Excess LLC Series 2024-FNT1, Class A, 7.40%, 11/25/2031 (b)	10,291,785	10,449,366
NRZ Excess Spread-Collateralized Notes
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (b)	212,074	206,905
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (b)	114,662	111,719
Series 2021-FHT1, Class A, 3.10%, 7/25/2026 (b)	176,082	170,817
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (b)	62,278	60,147
OCP CLO Ltd. (Cayman Islands) Series 2022-25A, Class B1R, 6.04%, 7/20/2037 (b) (c)	1,400,000	1,408,103
Octagon Investment Partners Ltd. (Cayman Islands)
Series 2018-1A, Class C, 6.26%, 4/15/2031 (b) (c)	2,000,000	2,003,990
Series 2019-1A, Class BR, 6.15%, 10/25/2032 (b) (c)	2,509,000	2,511,828
Series 2019-1A, Class CR, 6.75%, 10/25/2032 (b) (c)	1,500,000	1,500,564
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2019-1A, Class BR, 6.15%, 4/15/2035 (b) (c)	1,000,000	1,001,948
Octagon Ltd. Series 2022-1A, Class B, 6.30%, 7/15/2037 (b) (c)	1,500,000	1,506,687
OnDeck Asset Securitization Trust LLC
Series 2023-1A, Class A, 7.00%, 8/19/2030 (b)	468,000	478,194
Series 2024-2A, Class A, 4.98%, 10/17/2031 (b)	600,000	594,570
Series 2024-2A, Class B, 5.42%, 10/17/2031 (b)	400,000	399,264
OneMain Direct Auto Receivables Trust Series 2025-1A, Class D, 6.10%, 7/14/2037 (b)	1,522,000	1,582,204
Oportun Funding Trust Series 2024-3, Class B, 5.48%, 8/15/2029 (b)	628,000	630,720
Oportun Issuance Trust Series 2022-2, Class D, 11.34%, 10/9/2029	863,000	873,209
Pagaya AI Debt Selection Trust Series 2021-3, Class C, 3.27%, 5/15/2029 (b)	564,760	512,950
Palmer Square Loan Funding Ltd. (Cayman Islands)
Series 2022-3A, Class BR, 6.30%, 4/15/2031 (b) (c)	1,858,000	1,859,776
Series 2024-3A, Class A2, 5.95%, 8/8/2032 (b) (c)	1,911,950	1,917,495
Series 2024-3A, Class B, 6.20%, 8/8/2032 (b) (c)	2,000,000	2,006,898
PMT Issuer Trust-FMSR Series 2021-FT1, Class A, 7.43%, 3/25/2026 (b) (c)	2,600,000	2,608,391
PNMAC GMSR ISSUER TRUST Series 2022-GT1, Class A, 8.60%, 5/25/2027 (b) (c)	343,000	347,234
Pret LLC Series 2025-NPL2, Class A1, 5.84%, 3/25/2055 (b) (k)	8,405,000	8,404,997
PRET LLC
Series 2024-NPL2, Class A1, 7.02%, 2/25/2054 (b) (k)	1,957,015	1,968,720
Series 2024-RN1, Class A1, 7.14%, 3/25/2054 (b) (k)	796,041	802,473
Series 2024-NPL3, Class A1, 7.52%, 4/27/2054 (b) (k)	2,502,578	2,534,058
Series 2024-NPL5, Class A1, 5.96%, 9/25/2054 (b) (k)	760,120	756,825
Series 2024-NPL9, Class A1, 5.85%, 12/25/2054 (b) (k)	2,117,067	2,122,904
Progress Residential Trust Series 2023-SFR1, Class E1, 6.15%, 3/17/2040 (b)	736,000	738,921
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	101

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
PRPM LLC Series 2021-11, Class A2, 7.58%, 11/25/2026 (b) (k)	1,022,963	1,018,783
Republic Finance Issuance Trust
Series 2021-A, Class D, 5.23%, 12/22/2031 (b)	800,000	774,880
Series 2024-A, Class A, 5.91%, 8/20/2032 (b)	2,563,000	2,601,378
Series 2024-B, Class A, 5.42%, 11/20/2037 (b)	3,631,000	3,693,824
RFT TRUST
Series 2024-2, Class A1, 7.11%, 9/27/2028 (b) (k)	2,979,674	2,949,907
Series 2024-2, Class A2, 8.81%, 9/27/2028 (b) (k)	2,979,674	2,951,108
RR Ltd. (Cayman Islands)
Series 2021-18A, Class A2, 6.16%, 10/15/2034 (b) (c)	1,000,000	1,001,666
Series 2020-12A, Class A2R3, 5.90%, 1/15/2036 (b) (c)	2,796,000	2,799,652
Santander Bank Auto Credit-Linked Notes
Series 2022-C, Class B, 6.45%, 12/15/2032 (b)	48,956	49,143
Series 2022-C, Class C, 6.99%, 12/15/2032 (b)	42,428	42,641
Series 2022-C, Class D, 8.20%, 12/15/2032 (b)	39,165	39,467
Series 2022-C, Class E, 11.37%, 12/15/2032 (b)	32,471	32,958
Santander Drive Auto Receivables Trust
Series 2021-3, Class D, 1.33%, 9/15/2027	877,384	867,715
Series 2024-1, Class B, 5.23%, 12/15/2028	2,200,000	2,216,798
Series 2023-4, Class B, 5.77%, 12/15/2028	428,000	434,542
Series 2024-1, Class C, 5.45%, 3/15/2030	1,000,000	1,015,072
Series 2023-5, Class C, 6.43%, 2/18/2031	1,904,000	1,986,435
Series 2023-6, Class C, 6.40%, 3/17/2031	3,171,000	3,292,572
Series 2022-7, Class C, 6.69%, 3/17/2031	174,000	178,773
Series 2024-3, Class D, 5.97%, 10/15/2031	1,906,000	1,964,073
Series 2024-4, Class D, 5.32%, 12/15/2031	1,958,000	1,982,162
Series 2024-5, Class D, 5.14%, 2/17/2032	1,247,000	1,257,778
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

SBA Small Business Investment Cos.
Series 2023-10A, Class 1, 5.17%, 3/10/2033	1,553,384	1,588,796
Series 2023-10B, Class 1, 5.69%, 9/10/2033	1,882,524	1,972,124
Series 2024-10A, Class 1, 5.04%, 3/10/2034	6,580,612	6,696,507
Series 2024-10B, Class 1, 4.38%, 9/10/2034	1,200,000	1,190,575
Shackleton CLO Ltd. (Cayman Islands) Series 2019-15A, Class BR, 6.11%, 1/15/2032 (b) (c)	2,000,000	2,002,338
Subway Funding LLC Series 2024-1A, Class A23, 6.51%, 7/30/2054 (b)	3,410,453	3,572,491
Symphony CLO Ltd. (Cayman Islands)
Series 2018-19A, Class B, 5.92%, 4/16/2031 (b) (c)	1,900,000	1,901,545
Series 2018-19A, Class C, 6.32%, 4/16/2031 (b) (c)	940,000	940,264
Series 2019-21A, Class CR2, 6.07%, 7/15/2032 (b) (c)	3,000,000	3,000,000
Series 2020-23A, Class CR2, 6.07%, 1/15/2034 (b) (c)	3,600,000	3,600,000
Theorem Funding Trust
Series 2022-2A, Class B, 9.27%, 12/15/2028 (b)	400,000	412,077
Series 2022-3A, Class A, 7.60%, 4/15/2029 (b)	32,848	33,073
Tricon Residential Trust Series 2022-SFR1, Class E2, 5.74%, 4/17/2039 (b)	101,000	100,412
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/7/2025	24,028	23,736
Series 2016-1, Class B, 3.65%, 1/7/2026	20,023	19,679
Upstart Pass-Through Trust
Series 2022-PT2, Class A, 18.75%, 2/20/2030 ‡ (b) (c)	157,810	157,810
Series 2022-PT3, Class A, HB, 20.48%, 4/20/2030 ‡ (b) (c)	106,636	106,579
Upstart Securitization Trust Series 2022-2, Class B, 6.10%, 5/20/2032 (b)	17,049	17,061
VistaJet Pass Through Trust Series 2021-1C, 9.50%, 8/15/2031 (b)	1,580,000	1,606,333
Voya CLO Ltd. (Cayman Islands) Series 2019-4A, Class BR, 6.31%, 1/15/2035 (b) (c)	2,000,000	2,003,762
SEE NOTES TO FINANCIAL STATEMENTS.

102	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Westlake Automobile Receivables Trust
Series 2023-1A, Class B, 5.41%, 1/18/2028 (b)	375,000	376,122
Series 2021-3A, Class F, 4.25%, 6/15/2028 (b)	2,000,000	1,925,762
Series 2023-1A, Class C, 5.74%, 8/15/2028 (b)	405,000	408,806
Series 2023-1A, Class D, 6.79%, 11/15/2028 (b)	437,000	450,121
Series 2023-3A, Class D, 6.47%, 3/15/2029 (b)	632,000	652,291
Series 2024-1A, Class D, 6.02%, 10/15/2029 (b)	576,000	589,030
Series 2024-3A, Class D, 5.21%, 4/15/2030 (b)	3,900,000	3,919,220
Total Asset-Backed Securities (Cost $427,969,052)		431,291,982
Collateralized Mortgage Obligations — 8.4%
Angel Oak Mortgage Trust I LLC
Series 2019-2, Class B2, 6.29%, 3/25/2049 (b) (c)	4,882,500	4,952,920
Series 2019-4, Class B2, 5.66%, 7/26/2049 (b) (c)	800,000	765,265
CHL Mortgage Pass-Through Trust Series 2006-OA5, Class 2A1, 4.83%, 4/25/2046 (c)	138,703	118,659
COLT Mortgage Loan Trust Series 2023-2, Class A1, 6.60%, 7/25/2068 (b) (k)	266,855	269,642
Connecticut Avenue Securities Trust
Series 2019-R04, Class 2B1, 9.72%, 6/25/2039 (b) (c)	595,690	625,659
Series 2019-R07, Class 1B1, 7.87%, 10/25/2039 (b) (c)	2,939,019	3,037,251
Series 2020-R01, Class 1B1, 7.72%, 1/25/2040 (b) (c)	1,500,000	1,552,341
Series 2021-R01, Class 1B1, 7.45%, 10/25/2041 (b) (c)	2,000,000	2,053,760
Series 2022-R01, Class 1M1, 5.35%, 12/25/2041 (b) (c)	1,039,136	1,038,492
Series 2021-R03, Class 1M2, 6.00%, 12/25/2041 (b) (c)	1,941,000	1,953,107
Series 2022-R03, Class 1B1, 10.60%, 3/25/2042 (b) (c)	1,000,000	1,097,281
Series 2022-R04, Class 1B2, 13.85%, 3/25/2042 (b) (c)	1,500,000	1,700,408
Series 2022-R06, Class 1M2, 8.20%, 5/25/2042 (b) (c)	1,100,000	1,162,216
Series 2022-R07, Class 1B2, 16.35%, 6/25/2042 (b) (c)	2,500,000	2,990,625
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2023-R01, Class 1M1, 6.75%, 12/25/2042 (b) (c)	2,139,732	2,202,067
Series 2023-R02, Class 1M1, 6.65%, 1/25/2043 (b) (c)	225,118	230,384
Series 2023-R02, Class 1M2, 7.70%, 1/25/2043 (b) (c)	550,000	582,172
Series 2023-R02, Class 1B1, 9.90%, 1/25/2043 (b) (c)	350,000	386,930
Series 2023-R04, Class 1M1, 6.65%, 5/25/2043 (b) (c)	832,153	851,044
Series 2023-R04, Class 1M2, 7.90%, 5/25/2043 (b) (c)	500,000	532,655
Series 2023-R04, Class 1B1, 9.70%, 5/25/2043 (b) (c)	2,600,000	2,877,733
Series 2023-R06, Class 1M2, 7.05%, 7/25/2043 (b) (c)	680,000	704,011
Series 2023-R07, Class 2M2, 7.60%, 9/25/2043 (b) (c)	16,000,000	16,839,043
Series 2023-R07, Class 2B1, 8.85%, 9/25/2043 (b) (c)	5,000,000	5,441,733
Series 2024-R01, Class 1M1, 5.40%, 1/25/2044 (b) (c)	5,400,062	5,403,464
Series 2024-R01, Class 1B1, 7.05%, 1/25/2044 (b) (c)	2,500,000	2,567,200
Series 2024-R02, Class 1M1, 5.45%, 2/25/2044 (b) (c)	400,154	400,606
Series 2024-R02, Class 1M2, 6.15%, 2/25/2044 (b) (c)	460,000	464,594
Series 2024-R04, Class 1M2, 6.00%, 5/25/2044 (b) (c)	1,296,000	1,304,456
Series 2024-R05, Class 2M2, 6.05%, 7/25/2044 (b) (c)	420,000	422,097
Deephaven Residential Mortgage Trust Series 2022-2, Class A1, 4.30%, 3/25/2067 (b) (c)	95,614	92,854
FHLMC STACR REMIC Trust
Series 2021-HQA1, Class B1, 7.35%, 8/25/2033 (b) (c)	3,400,000	3,779,071
Series 2021-DNA2, Class B1, 7.75%, 8/25/2033 (b) (c)	6,600,000	7,478,293
Series 2021-HQA1, Class B2, 9.35%, 8/25/2033 (b) (c)	3,170,267	3,622,537
Series 2021-DNA2, Class B2, 10.35%, 8/25/2033 (b) (c)	4,092,782	4,962,498
Series 2021-DNA3, Class B2, 10.60%, 10/25/2033 (b) (c)	5,800,000	7,199,755
Series 2021-HQA2, Class B2, 9.80%, 12/25/2033 (b) (c)	6,000,000	7,062,343
Series 2021-DNA5, Class B2, 9.85%, 1/25/2034 (b) (c)	3,230,000	3,810,972
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	103

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2021-HQA3, Class B2, 10.60%, 9/25/2041 (b) (c)	500,000	527,058
Series 2021-DNA7, Class B2, 12.15%, 11/25/2041 (b) (c)	1,500,000	1,624,549
Series 2022-DNA3, Class M1B, 7.25%, 4/25/2042 (b) (c)	500,000	518,980
Series 2022-DNA3, Class B1, 10.00%, 4/25/2042 (b) (c)	1,000,000	1,080,112
Series 2022-DNA4, Class M1B, 7.70%, 5/25/2042 (b) (c)	6,000,000	6,290,135
Series 2022-DNA4, Class M2, 9.60%, 5/25/2042 (b) (c)	550,000	595,086
Series 2022-DNA5, Class M2, 11.10%, 6/25/2042 (b) (c)	6,000,000	6,716,280
Series 2022-HQA3, Class M1B, 7.90%, 8/25/2042 (b) (c)	7,600,000	8,013,422
Series 2023-DNA1, Class M1A, 6.45%, 3/25/2043 (b) (c)	399,905	407,040
Series 2023-DNA2, Class M1A, 6.45%, 4/25/2043 (b) (c)	898,307	914,275
Series 2023-DNA2, Class B1, 11.95%, 4/25/2043 (b) (c)	1,000,000	1,147,810
Series 2023-HQA2, Class M1B, 7.70%, 6/25/2043 (b) (c)	1,200,000	1,261,876
Series 2024-DNA1, Class M2, 6.30%, 2/25/2044 (b) (c)	1,500,000	1,516,853
Series 2020-DNA6, Class B2, 10.00%, 12/25/2050 (b) (c)	1,937,000	2,231,728
Series 2021-DNA1, Class B2, 9.10%, 1/25/2051 (b) (c)	1,585,000	1,760,922
FHLMC STACR Trust Series 2018-DNA3, Class B1, 8.37%, 9/25/2048 (b) (c)	300,000	325,601
FHLMC STACR, Whole Loan
Series 2017-DNA2, Class B1, 9.62%, 10/25/2029 (c)	250,000	269,285
Series 2017-DNA3, Class B1, 8.92%, 3/25/2030 (c)	1,550,000	1,685,465
FHLMC, REMIC
Series 5164, Class J, 2.50%, 5/25/2049	1,198,477	1,051,292
Series 5387, Class KB, 6.00%, 3/25/2054	2,900,000	3,075,804
FNMA, Connecticut Avenue Securities
Series 2017-C02, Class 2B1, 9.97%, 9/25/2029 (c)	2,120,000	2,303,665
Series 2017-C03, Class 1B1, 9.32%, 10/25/2029 (c)	780,000	834,529
Series 2017-C05, Class 1B1, 8.07%, 1/25/2030 (c)	1,090,558	1,135,431
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2017-C06, Class 1B1, 8.62%, 2/25/2030 (c)	450,000	480,895
Series 2017-C07, Class 1B1, 8.47%, 5/25/2030 (c)	790,000	853,607
Series 2018-C01, Class 1B1, 8.02%, 7/25/2030 (c)	4,346,000	4,679,489
Series 2018-C03, Class 1B1, 8.22%, 10/25/2030 (c)	3,647,000	3,930,773
Series 2021-R02, Class 2M2, 6.35%, 11/25/2041 (b) (c)	5,000,000	5,060,840
Series 2021-R02, Class 2B1, 7.65%, 11/25/2041 (b) (c)	64,000	66,092
FNMA, REMIC
Series 2021-86, Class T, 2.50%, 9/25/2048	1,049,199	925,561
Series 2024-25, Class ZA, 6.00%, 9/25/2053	1,997,166	2,048,400
Series 2024-25, Class ZB, 5.50%, 3/25/2054	2,826,334	2,879,590
Series 2025-7, Class SE, IF, IO, 1.50%, 2/25/2055 (c)	6,265,906	469,246
GCAT Trust Series 2023-NQM3, Class A1, 6.89%, 8/25/2068 (b) (k)	3,860,673	3,920,284
GNMA
Series 2014-181, Class SL, IF, IO, 1.17%, 12/20/2044 (c)	426,121	40,049
Series 2021-78, Class IB, IO, 3.00%, 5/20/2051	841,689	132,278
Series 2021-107, Class XI, IO, 3.00%, 6/20/2051	1,244,845	190,392
Series 2021-142, Class XI, IO, 3.00%, 8/20/2051	132,562	20,854
Series 2021-188, Class IJ, IO, 3.00%, 10/20/2051	2,691,101	426,820
Series 2023-102, Class BG, 5.50%, 7/20/2053	310,000	314,012
Series 2024-30, Class SC, IF, IO, 2.10%, 2/20/2054 (c)	4,753,709	422,413
Series 2024-27, Class GB, 5.00%, 2/20/2054	250,000	241,547
Series 2024-110, Class SC, IF, IO, 1.65%, 7/20/2054 (c)	4,782,073	395,953
Series 2024-112, Class SA, IF, IO, 2.25%, 7/20/2054 (c)	5,241,111	399,639
Series 2024-110, Class AS, IF, IO, 2.30%, 7/20/2054 (c)	4,078,114	408,381
Series 2024-126, Class HS, IF, IO, 1.60%, 8/20/2054 (c)	4,533,757	311,903
SEE NOTES TO FINANCIAL STATEMENTS.

104	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2024-126, Class JS, IF, IO, 1.60%, 8/20/2054 (c)	19,376,069	1,150,937
Series 2024-127, Class SE, IF, IO, 1.65%, 8/20/2054 (c)	5,866,495	389,151
Series 2024-126, Class AS, IF, IO, 2.30%, 8/20/2054 (c)	4,869,290	374,394
Series 2024-128, Class SA, IF, IO, 2.30%, 8/20/2054 (c)	7,437,338	623,831
Series 2024-151, Class JS, IF, IO, 2.26%, 9/20/2054 (c)	4,827,275	481,259
Series 2024-159, Class AS, IF, IO, 1.75%, 10/20/2054 (c)	3,872,290	331,100
Series 2024-190, Class CS, IF, IO, 1.65%, 11/20/2054 (c)	5,159,741	411,309
Series 2025-1, Class SV, IF, IO, 1.55%, 1/20/2055 (c)	9,972,097	705,832
Series 2025-7, Class SG, IF, IO, 1.60%, 1/20/2055 (c)	7,976,465	578,716
Series 2025-7, Class QS, IF, IO, 2.10%, 1/20/2055 (c)	3,994,212	351,064
Series 2025-1, Class SL, IF, IO, 2.25%, 1/20/2055 (c)	4,591,025	425,834
Series 2025-7, Class SL, IF, IO, 2.25%, 1/20/2055 (c)	5,994,401	500,329
Series 2025-23, Class SL, IF, IO, 1.62%, 2/20/2055 (c)	12,000,000	753,750
Homeward Opportunities Fund Trust Series 2024-RTL1, Class A1, 7.12%, 7/25/2029 (b) (k)	3,780,000	3,813,161
LHOME Mortgage Trust
Series 2023-RTL1, Class A1, 7.87%, 1/25/2028 (b) (k)	1,160,000	1,162,375
Series 2023-RTL2, Class A1, 8.00%, 6/25/2028 (b) (k)	500,000	505,428
Series 2023-RTL3, Class A1, 8.00%, 8/25/2028 (b) (k)	1,550,000	1,572,486
Series 2024-RTL1, Class A1, 7.02%, 1/25/2029 (b) (k)	750,000	759,814
Series 2024-RTL2, Class A1, 7.13%, 3/25/2029 (b) (k)	1,600,000	1,625,381
Series 2024-RTL3, Class A1, 6.90%, 5/25/2029 (b) (k)	2,360,000	2,397,211
Series 2024-RTL4, Class A1, 5.92%, 7/25/2039 (b) (k)	2,516,000	2,535,859
Series 2024-RTL4, Class A2, 6.09%, 7/25/2039 (b) (k)	1,017,294	1,024,322
Series 2024-RTL5, Class A1, 5.32%, 9/25/2039 (b) (k)	1,263,000	1,261,898
Series 2025-RTL1, Class A1, 5.65%, 1/25/2040 (b) (k)	2,221,000	2,234,786
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

MFA Trust
Series 2024-RTL3, Class A1, 5.91%, 11/25/2039 (b) (k)	3,845,000	3,867,362
Series 2024-NPL1, Class A1, 6.33%, 9/25/2054 (k)	6,840,067	6,870,824
Series 2021-NQM1, Class A1, 1.15%, 4/25/2065 (b) (c)	95,813	89,073
New Residential Mortgage Loan Trust
Series 2018-3A, Class A1C, 3.00%, 5/25/2058 (b) (c)	221,508	204,444
Series 2019-NQM5, Class A1, 2.71%, 11/25/2059 (b) (c)	153,614	144,782
NYMT Loan Trust Series 2024-BPL3, Class A1, 5.27%, 9/25/2039 (b) (k)	700,000	696,681
OBX Trust
Series 2023-NQM3, Class A1, 5.95%, 2/25/2063 (b) (k)	474,924	476,908
Series 2023-NQM7, Class A1, 6.84%, 4/25/2063 (b) (k)	557,517	566,186
Series 2023-NQM6, Class A1, 6.52%, 7/25/2063 (b) (k)	271,583	274,473
PRET LLC
Series 2024-NPL7, Class A1, 5.93%, 10/25/2054 (b) (k)	2,318,316	2,329,311
Series 2024-NPL8, Class A1, 5.96%, 11/25/2054 ‡ (b) (k)	1,837,983	1,849,375
PRET Trust Series 2025-NPL1, Class A1, 6.06%, 2/25/2055 (b) (k)	15,777,709	15,843,125
PRPM LLC
Series 2020-6, Class A1, 6.36%, 11/25/2025 (b) (k)	506,645	508,130
Series 2024-1, Class A1, 6.96%, 2/25/2029 (b) (k)	1,004,914	1,012,011
Series 2024-2, Class A1, 7.03%, 3/25/2029 (b) (k)	784,378	791,176
Series 2024-5, Class A1, 5.69%, 9/25/2029 (b) (k)	874,885	875,254
Series 2024-7, Class A1, 5.87%, 11/25/2029 ‡ (b) (k)	1,861,765	1,873,228
Series 2024-8, Class A2, 8.84%, 12/25/2029 (b) (k)	2,000,000	2,014,532
RCO X Mortgage LLC Series 2025-1, Class A1, 5.87%, 1/25/2030 (b) (k)	4,432,279	4,449,988
STACR Trust Series 2018-HRP2, Class B1, 8.67%, 2/25/2047 (b) (c)	600,000	665,978
Starwood Mortgage Residential Trust Series 2020-INV1, Class B2, 4.26%, 11/25/2055 (b)	250,000	202,282
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	105

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Toorak Mortgage Trust Series 2024-2, Class A1, 6.33%, 10/25/2031 (b) (k)	2,800,000	2,800,905
VCAT LLC Series 2025-NPL3, Class A1, 5.89%, 2/25/2055 ‡ (a) (b) (k)	1,700,000	1,699,998
Verus Securitization Trust
Series 2023-1, Class A1, 5.85%, 12/25/2067 (b) (k)	642,895	643,824
Series 2023-2, Class A1, 6.19%, 3/25/2068 (b) (k)	463,626	466,032
Series 2023-4, Class A1, 5.81%, 5/25/2068 (b) (k)	632,257	634,324
VM Master Issuer LLC Series 2022-1, Class B, 6.88%, 5/24/2025 ‡ (b) (k)	474,466	470,963
Total Collateralized Mortgage Obligations (Cost $251,616,437)		254,733,750
Foreign Government Securities — 3.5%
Arab Republic of Egypt
7.50%, 1/31/2027 (i)	800,000	791,000
7.60%, 3/1/2029 (i)	2,400,000	2,325,552
8.63%, 2/4/2030 (b)	329,000	326,944
7.63%, 5/29/2032 (i)	600,000	530,460
9.45%, 2/4/2033 (b)	446,000	433,958
7.30%, 9/30/2033 (i)	200,000	170,654
8.50%, 1/31/2047 (i)	700,000	555,625
8.70%, 3/1/2049 (i)	700,000	562,128
8.88%, 5/29/2050 (i)	300,000	243,375
Benin Government Bond
7.96%, 2/13/2038 (b)	680,000	639,200
7.96%, 2/13/2038 (i)	950,000	893,000
Commonwealth of the Bahamas 6.00%, 11/21/2028 (i)	1,400,000	1,338,330
Democratic Socialist Republic of Sri Lanka
4.00%, 4/15/2028 (b)	701,168	654,540
3.10%, 1/15/2030 (b) (k)	186,462	165,811
3.35%, 3/15/2033 (b) (k)	365,742	293,466
3.60%, 6/15/2035 (b) (k)	1,346,960	932,642
3.60%, 5/15/2036 (b) (k)	171,396	139,109
3.60%, 2/15/2038 (b) (k)	342,936	281,808
Dominican Republic Government Bond
5.50%, 2/22/2029 (i)	350,000	343,656
7.05%, 2/3/2031 (b)	510,000	530,533
7.05%, 2/3/2031 (i)	500,000	520,130
6.00%, 2/22/2033 (b)	150,000	147,000
6.00%, 2/22/2033 (i)	500,000	490,000
6.95%, 3/15/2037 (b)	1,200,000	1,231,080
6.40%, 6/5/2049 (i)	2,050,000	1,958,139
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

7.15%, 2/24/2055 (b)	1,300,000	1,344,278
5.88%, 1/30/2060 (i)	1,450,000	1,278,262
Federal Republic of Nigeria
7.63%, 11/21/2025 (i)	600,000	603,564
6.50%, 11/28/2027 (i)	1,100,000	1,072,786
6.13%, 9/28/2028 (i)	2,000,000	1,869,380
7.14%, 2/23/2030 (i)	1,100,000	1,029,017
8.75%, 1/21/2031 (i)	1,000,000	993,440
7.88%, 2/16/2032 (i)	500,000	465,940
7.38%, 9/28/2033 (i)	400,000	353,412
10.38%, 12/9/2034 (b)	400,000	417,000
8.25%, 9/28/2051 (b)	200,000	167,500
8.25%, 9/28/2051 (i)	900,000	753,750
Federative Republic of Brazil 7.13%, 5/13/2054	800,000	773,480
Gabonese Republic 7.00%, 11/24/2031 (i)	1,400,000	1,127,438
Hashemite Kingdom of Jordan
4.95%, 7/7/2025 (i)	600,000	596,628
5.75%, 1/31/2027 (i)	1,000,000	985,938
7.75%, 1/15/2028 (i)	1,000,000	1,018,750
5.85%, 7/7/2030 (i)	1,100,000	1,021,856
7.38%, 10/10/2047 (i)	1,100,000	981,409
Islamic Republic of Pakistan
8.25%, 9/30/2025 (i)	400,000	399,560
6.00%, 4/8/2026 (b)	1,100,000	1,060,114
6.00%, 4/8/2026 (i)	900,000	867,366
6.88%, 12/5/2027 (i)	1,600,000	1,488,000
7.38%, 4/8/2031 (i)	1,500,000	1,309,312
8.88%, 4/8/2051 (i)	400,000	326,200
Istanbul Metropolitan Municipality 10.50%, 12/6/2028 (b)	1,067,000	1,155,028
Kingdom of Bahrain
7.38%, 5/14/2030 (i)	200,000	208,604
5.45%, 9/16/2032 (i)	200,000	186,500
7.50%, 9/20/2047 (i)	600,000	599,190
Kingdom of Morocco 6.50%, 9/8/2033 (i)	400,000	417,624
Republic of Angola
8.25%, 5/9/2028 (i)	2,000,000	1,900,560
8.00%, 11/26/2029 (i)	1,400,000	1,276,632
8.75%, 4/14/2032 (b)	600,000	535,440
8.75%, 4/14/2032 (i)	400,000	356,960
9.38%, 5/8/2048 (b)	400,000	329,500
9.13%, 11/26/2049 (i)	800,000	643,000
Republic of Armenia 3.60%, 2/2/2031 (i)	400,000	340,344
Republic of Colombia
3.00%, 1/30/2030	200,000	170,274
SEE NOTES TO FINANCIAL STATEMENTS.

106	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
3.13%, 4/15/2031	600,000	488,550
8.00%, 4/20/2033	500,000	520,315
8.00%, 11/14/2035	800,000	818,000
8.75%, 11/14/2053	1,279,000	1,318,393
Republic of Costa Rica
6.13%, 2/19/2031 (i)	200,000	203,126
6.55%, 4/3/2034 (b)	920,000	948,621
7.00%, 4/4/2044 (i)	400,000	410,690
7.30%, 11/13/2054 (b)	1,065,000	1,120,305
Republic of Cote d'Ivoire
6.38%, 3/3/2028 (i)	1,700,000	1,692,979
7.63%, 1/30/2033 (i)	1,000,000	979,130
6.13%, 6/15/2033 (i)	1,200,000	1,078,872
8.25%, 1/30/2037 (b)	3,600,000	3,496,500
Republic of Ecuador
6.90%, 7/31/2030 (i) (k)	1,700,000	1,121,660
5.50%, 7/31/2035 (i) (k)	1,389,403	747,985
5.00%, 7/31/2040 (i) (k)	3,150,000	1,543,374
Republic of El Salvador
8.63%, 2/28/2029 (i)	1,352,000	1,410,136
0.25%, 4/17/2030 (b)	1,290,000	25,800
9.25%, 4/17/2030 (b)	2,390,000	2,533,400
7.12%, 1/20/2050 (i)	350,000	297,721
9.50%, 7/15/2052 (i)	350,000	367,150
9.65%, 11/21/2054 (b)	2,357,000	2,503,134
Republic of Ghana
0.0%, 7/3/2026 (b)	352,800	329,134
5.00%, 7/3/2029 (b) (k)	732,400	650,261
0.0%, 1/3/2030 (b)	518,973	405,645
5.00%, 7/3/2035 (b) (k)	765,600	564,040
Republic of Guatemala
6.60%, 6/13/2036 (b)	700,000	707,000
6.55%, 2/6/2037 (b)	200,000	201,500
Republic of Honduras
6.25%, 1/19/2027 (i)	850,000	831,725
8.63%, 11/27/2034 (b)	750,000	739,080
Republic of Iraq 5.80%, 1/15/2028 (i)	1,031,250	1,011,914
Republic of Kenya
7.00%, 5/22/2027 (i)	700,000	699,125
7.25%, 2/28/2028 (i)	500,000	489,375
9.75%, 2/16/2031 (b)	1,235,000	1,248,894
8.00%, 5/22/2032 (i)	200,000	185,698
9.50%, 3/5/2036 (b)	1,927,000	1,863,409
Republic of Montenegro 7.25%, 3/12/2031 (b)	950,000	984,694
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Republic of Namibia 5.25%, 10/29/2025 (i)	200,000	197,396
Republic of Panama
6.40%, 2/14/2035	800,000	757,240
7.88%, 3/1/2057	600,000	599,178
Republic of Paraguay
6.10%, 8/11/2044 (i)	400,000	387,125
5.60%, 3/13/2048 (i)	1,000,000	899,500
5.40%, 3/30/2050 (b)	2,100,000	1,840,781
Republic of Rwanda 5.50%, 8/9/2031 (b)	1,000,000	775,000
Republic of Senegal
7.75%, 6/10/2031 (i)	2,000,000	1,747,500
6.25%, 5/23/2033 (i)	1,400,000	1,092,882
6.75%, 3/13/2048 (i)	2,900,000	1,935,750
Republic of Serbia 6.00%, 6/12/2034 (b)	800,000	801,000
Republic of South Africa
5.88%, 4/20/2032	200,000	190,000
7.10%, 11/19/2036 (b)	1,300,000	1,275,495
6.25%, 3/8/2041	100,000	87,000
5.75%, 9/30/2049	900,000	684,000
7.30%, 4/20/2052	200,000	182,000
7.95%, 11/19/2054 (b)	1,542,000	1,495,308
Republic of Turkiye (The)
9.38%, 3/14/2029	200,000	220,750
9.38%, 1/19/2033	200,000	226,750
7.63%, 5/15/2034	764,000	786,681
Republic of Uzbekistan 5.38%, 2/20/2029 (i)	200,000	191,688
Republic of Uzbekistan International Bond
7.85%, 10/12/2028 (b)	200,000	209,688
6.95%, 5/25/2032 (b)	500,000	501,720
Republic of Zambia 5.75%, 6/30/2033 (b) (k)	1,279,056	1,137,161
Romania Government Bond 7.50%, 2/10/2037 (b)	1,000,000	1,026,250
State of Mongolia
3.50%, 7/7/2027 (i)	200,000	186,745
8.65%, 1/19/2028 (b)	400,000	420,500
4.45%, 7/7/2031 (i)	200,000	173,500
Sultanate of Oman Government Bond
6.50%, 3/8/2047 (i)	400,000	408,940
6.75%, 1/17/2048 (i)	1,000,000	1,043,750
7.00%, 1/25/2051 (i)	1,300,000	1,395,472
Suriname Government International Bond 7.95%, 7/15/2033 (d) (i)	1,586,191	1,529,691
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	107

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Turkiye Ihracat Kredi Bankasi A/S 9.00%, 1/28/2027 (b)	400,000	419,772
Total Foreign Government Securities (Cost $105,571,109)		106,285,724
Loan Assignments — 0.8% (h) (l)
Automobile Components — 0.0% ^
Adient US LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.25%), 6.57%, 1/31/2031	635,898	633,870
Building Products — 0.1%
EMRLD Borrower LP, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.50%), 6.83%, 8/4/2031	870,072	867,740
MIWD Holdco II LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 3.00%), 7.32%, 3/28/2031	498,747	499,315
Quikrete Holdings, Inc., 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 2.25%), 6.56%, 2/10/2032 (m)	1,050,000	1,048,037
		2,415,092
Chemicals — 0.0% ^
W.R. Grace Holdings LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 7.58%, 9/22/2028 (m)	530,000	529,337
Commercial Services & Supplies — 0.0% ^
Madison IAQ LLC, 1st Lien Term Loan (6-MONTH CME TERM SOFR + 2.50%), 6.76%, 6/21/2028	498,708	497,995
Raven Acquisition Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 7.57%, 11/19/2031 (m)	399,557	397,631
		895,626
Diversified Consumer Services — 0.0% ^
Wand NewCo 3, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 7.07%, 1/30/2031 (m)	557,894	556,125
Electrical Equipment — 0.0% ^
Vertiv Group Corp., 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 1.75%), 6.06%, 3/2/2027	374,063	373,700
Electronic Equipment, Instruments & Components — 0.0% ^
LSF12 Crown US Commercial Bidco LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.25%), 8.56%, 12/2/2031	804,000	784,567
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Financial Services — 0.0% ^
Belron Finance US LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.75%), 7.05%, 10/16/2031	289,068	289,701
Boost Newco Borrower LLC, 1st Lien Term Loan B-1 (3-MONTH CME TERM SOFR + 2.50%), 6.29%, 1/31/2031 (m)	374,062	373,595
		663,296
Ground Transportation — 0.1%
Genesee & Wyoming, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 1.75%), 6.08%, 4/10/2031	1,332,713	1,326,889
Health Care Equipment & Supplies — 0.0% ^
Medline Borrower LP, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 6.57%, 10/23/2028 (m)	598,500	599,140
Health Care Providers & Services — 0.0% ^
PAREXEL International, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.82%, 11/15/2028 (m)	575,493	576,155
Insurance — 0.1%
HUB International Ltd., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.50%), 6.79%, 6/20/2030	1,116,249	1,116,952
IT Services — 0.1%
Ahead DB Holdings LLC, 1st Lien Term Loan B-3 (3-MONTH CME TERM SOFR + 3.00%), 7.30%, 2/3/2031	594,733	596,083
MH Sub I LLC, 1st Lien Term Loan B
(1-MONTH CME TERM SOFR + 4.25%), 8.82%, 5/3/2028 (m)	552,468	539,883
(1-MONTH CME TERM SOFR + 4.25%), 8.57%, 12/31/2031 (m)	201,502	193,190
		1,329,156
Leisure Products — 0.0% ^
Varsity Brands LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 8.07%, 8/26/2031	996,000	995,253
Machinery — 0.0% ^
SPX FLOW, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 7.32%, 4/5/2029	500,000	501,405
Terex Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 6.32%, 10/8/2031 (m)	450,000	451,314
		952,719
SEE NOTES TO FINANCIAL STATEMENTS.

108	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Loan Assignments — continued
Media — 0.0% ^
CSC Holdings LLC, 1st Lien Term Loan B-6 (1-MONTH CME TERM SOFR + 4.50%), 8.81%, 1/18/2028	494,949	485,669
Oil, Gas & Consumable Fuels — 0.0% ^
EPIC Crude Services LP, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 7.30%, 10/15/2031	370,000	370,992
Passenger Airlines — 0.0% ^
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.75%), 9.30%, 4/20/2028	382,353	390,096
Jetblue Airways Corp., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 5.50%), 9.85%, 8/13/2029	433,912	434,533
		824,629
Professional Services — 0.1%
First Advantage Holdings LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 3.25%), 7.57%, 10/31/2031	700,000	701,169
WEC US Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 6.56%, 1/27/2031 (m)	498,747	497,689
		1,198,858
Semiconductors & Semiconductor Equipment — 0.0% ^
Altar Bidco, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.10%), 7.25%, 2/1/2029	448,849	447,601
Software — 0.2%
AthenaHealth Group, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.32%, 2/15/2029	598,465	596,754
BCPE Pequod Buyer, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.50%), 7.79%, 11/25/2031	716,000	718,943
Central Parent LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 7.58%, 7/6/2029	448,875	409,710
Icon Parent, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 7.32%, 11/13/2031	675,000	673,029
Rocket Software, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.25%), 8.82%, 11/28/2028	595,994	597,484
UKG, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 7.30%, 2/10/2031	1,148,371	1,147,992
		4,143,912
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Specialty Retail — 0.1%
Petco Health & Wellness Co., Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 7.84%, 3/3/2028 (m)	665,000	612,425
PetSmart LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 8.17%, 2/11/2028	1,645,747	1,636,926
White Cap Supply Holdings LLC, 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 3.25%), 7.57%, 10/19/2029	374,063	372,746
		2,622,097
Total Loan Assignments (Cost $23,895,028)		23,841,635
Municipal Bonds — 0.4% (n)
California — 0.1%
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project Series 2025A, Rev., AMT, 9.50%, 1/1/2035 (a) (b) (c)	2,200,000	2,231,616
Nevada — 0.1%
State of Nevada Department of Business and Industry, Brightline West Passenger Rail Project Series 2025 A, Rev., AMT, 9.50%, 1/1/2033 (a) (b) (c)	3,000,000	3,016,501
New York — 0.2%
New York City Housing Development Corp., Multi-Family Mortgage, 8 Spruce Street Project
Series 2024 CL A, Rev., 5.46%, 12/15/2031	5,566,000	5,696,583
Series 2024 CL B, Rev., 6.03%, 12/15/2031	650,000	665,946
Total New York		6,362,529
Total Municipal Bonds (Cost $11,250,500)		11,610,646
Supranational — 0.0% ^
Banque Ouest Africaine de Developpement (Supranational), (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year), 8.20%, 2/13/2055 (b) (h) (Cost $800,338)	800,000	809,000
	SHARES
Common Stocks — 0.0% ^
Specialty Retail — 0.0% ^
Rite Aid ‡ * (j)(Cost $—)	364	—
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	109

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 1.5%
Investment Companies — 1.5%
JPMorgan Prime Money Market Fund Class IM Shares, 4.43% (o) (p) (Cost $44,640,631)	44,627,243	44,645,094
Total Investments — 100.0% (Cost $2,994,522,789)		3,028,294,163
Other Assets in Excess of Liabilities — 0.0% ^		174,418
NET ASSETS — 100.0%		3,028,468,581

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
AMT	Alternative Minimum Tax
CIFC	Commercial Industrial Finance Corp.
CME	Chicago Mercantile Exchange
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HB
High Coupon Bonds (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal.
The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of
February 28, 2025. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JSC	Joint Stock Company
PIK	Payment In Kind
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying
mortgages of these securities increase, the yield on these
securities increases.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 28, 2025.

(d)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(e)
Contingent Capital security (“CoCo”). CoCos are hybrid
debt securities that may be convertible into equity or
may be written down if a pre-specified trigger event
occurs. The total value of aggregate CoCo holdings at
February 28, 2025 is $8,991,058 or 0.30% of the
Fund’s net assets as of February 28, 2025.

(f)	Security is an interest bearing note with preferred security characteristics.
(g)
Security is perpetual and thus, does not have a
predetermined maturity date. The coupon rate for this
security is fixed for a period of time and may be
structured to adjust thereafter. The date shown, if
applicable, reflects the next call date. The coupon rate
shown is the rate in effect as of February 28, 2025.

(h)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2025.
(i)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(j)	Defaulted security.
(k)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of February 28, 2025.

(l)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
SEE NOTES TO FINANCIAL STATEMENTS.

110	February 28, 2025

(m)	All or a portion of this security is unsettled as of February 28, 2025. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(n)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(o)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(p)	The rate shown is the current yield as of February 28, 2025.
TBA Short Commitments

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
FNMA / FHLMC UMBS, Single Family, 30 Year
TBA, 4.00%, 3/25/2055 (a)	(62,600,000)	(58,679,548)
TBA, 5.00%, 3/25/2055 (a)	(66,450,000)	(65,365,487)
GNMA II, Single Family, 30 Year
TBA, 4.00%, 3/15/2055 (a)	(63,700,000)	(60,024,511)
TBA, 4.50%, 3/15/2055 (a)	(9,000,000)	(8,684,086)
TBA, 5.00%, 3/15/2055 (a)	(24,500,000)	(24,192,836)
TBA, 6.00%, 3/15/2055 (a)	(27,103,000)	(27,468,831)
TBA, 6.50%, 3/15/2055 (a)	(24,090,314)	(24,577,767)
(Proceeds received of $264,706,554)		(268,993,066)

Abbreviations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities

(a)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
Futures contracts outstanding as of February 28, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	623	06/18/2025	USD	69,299,016	451,363
U.S. Treasury Ultra Bond	9	06/18/2025	USD	1,123,594	13,238
U.S. Treasury 2 Year Note	481	06/30/2025	USD	99,567,000	183,663
U.S. Treasury 5 Year Note	3,393	06/30/2025	USD	366,470,506	1,740,906
					2,389,170
Short Contracts
U.S. Treasury 10 Year Note	(568)	06/18/2025	USD	(63,181,125)	(346,895)
U.S. Treasury 10 Year Ultra Note	(310)	06/18/2025	USD	(35,495,000)	(276,542)
U.S. Treasury Long Bond	(253)	06/18/2025	USD	(29,972,594)	(234,762)
U.S. Treasury Ultra Bond	(494)	06/18/2025	USD	(61,672,813)	(754,337)
					(1,612,536)
					776,634

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	111

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
Over-the-Counter ("OTC") Credit default swap contracts outstanding — buy protection (*) as of February 28, 2025:

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Morgan Stanley	6/20/2028	0.39	USD2,200,000	12,153	(57,992)	(45,839)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Morgan Stanley	6/20/2028	0.39	USD5,000,000	5,795	(109,976)	(104,181)
							17,948	(167,968)	(150,020)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
USD	United States Dollar
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of February 28, 2025:

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.43-V1	5.00	Quarterly	12/20/2029	3.09	USD 18,307,000	(1,255,536)	(326,016)	(1,581,552)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

SEE NOTES TO FINANCIAL STATEMENTS.

112	February 28, 2025

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar
Summary of total OTC swap contracts outstanding as of February 28, 2025:

	NET UPFRONT PAYMENTS (RECEIPTS) ($)	VALUE ($)
Liabilities
OTC Credit default swap contracts outstanding - buy protection	17,948	(150,020)
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	113

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 64.5%
Australia — 0.6%
APA Infrastructure Ltd. 2.00%, 7/15/2030 (a)	EUR150,000	146,423
Commonwealth Bank of Australia 2.69%, 3/11/2031 (b) (c)	1,250,000	1,092,702
Glencore Funding LLC
5.40%, 5/8/2028 (b)	450,000	458,009
6.38%, 10/6/2030 (b)	29,000	30,919
2.85%, 4/27/2031 (b)	450,000	397,641
2.63%, 9/23/2031 (b)	398,000	343,370
5.63%, 4/4/2034 (b)	933,000	946,179
		3,415,243
Austria — 0.3%
Benteler International AG 9.38%, 5/15/2028 (a)	EUR1,016,000	1,110,871
Lenzing AG (EUR Swap Annual 5 Year + 11.21%), 5.75%, 9/7/2025 (a) (d) (e) (f)	EUR600,000	616,731
		1,727,602
Belgium — 0.8%
Azelis Finance NV 5.75%, 3/15/2028 (a)	EUR1,200,000	1,285,276
KBC Group NV
(EURIBOR ICE Swap Rate 5 Year + 4.93%), 8.00%, 9/5/2028 (a) (c) (d) (e) (f)	EUR1,000,000	1,150,162
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 5.80%, 1/19/2029 (b) (f)	200,000	205,580
Ontex Group NV 3.50%, 7/15/2026 (a)	EUR1,100,000	1,141,213
Telenet Finance Luxembourg Notes SARL 3.50%, 3/1/2028 (a)	EUR800,000	823,457
		4,605,688
Brazil — 0.6%
Braskem Netherlands Finance BV 7.25%, 2/13/2033 (a)	350,000	325,605
Guara Norte SARL 5.20%, 6/15/2034 (b)	259,561	245,026
Klabin Austria GmbH 7.00%, 4/3/2049 (a)	200,000	203,120
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Brazil — continued
Suzano Austria GmbH
3.75%, 1/15/2031	48,000	43,440
7.00%, 3/16/2047 (a)	200,000	212,800
Vale Overseas Ltd.
6.13%, 6/12/2033	1,575,000	1,617,840
6.40%, 6/28/2054	700,000	702,030
		3,349,861
Canada — 0.9%
Bank of Nova Scotia (The)
2.45%, 2/2/2032	420,000	360,973
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 4.59%, 5/4/2037 (c) (f)	570,000	530,424
Canadian Pacific Railway Co. 3.50%, 5/1/2050	90,000	65,479
Emera US Finance LP 2.64%, 6/15/2031	3,272,000	2,841,523
Emera, Inc. Series 16-A, (3-MONTH SOFR + 5.44%), 6.75%, 6/15/2076 (f)	236,000	237,886
Enbridge, Inc.
Series NC5, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.79%), 8.25%, 1/15/2084 (f)	1,253,000	1,323,581
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.43%), 8.50%, 1/15/2084 (f)	123,000	136,333
Transcanada Trust Series 16-A, (3-MONTH SOFR + 4.64%), 5.88%, 8/15/2076 (f)	57,000	56,608
		5,552,807
Chile — 0.0% ^
Alfa Desarrollo SpA 4.55%, 9/27/2051 (b)	336,954	257,493
SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
China — 0.0% ^
CFAMC III Co. Ltd. 4.25%, 11/7/2027 (a)	200,000	195,402
Country Garden Holdings Co. Ltd. 3.13%, 10/22/2025 (a) (g)	530,000	50,350
		245,752
Colombia — 0.0% ^
AL Candelaria -spain- SA 5.75%, 6/15/2033 (b)	250,000	213,750
Denmark — 0.6%
Danske Bank A/S
(EURIBOR ICE Swap Rate 1 Year + 0.88%), 0.75%, 6/9/2029 (a) (f)	EUR500,000	484,867
(EURIBOR ICE Swap Rate 1 Year + 1.70%), 4.75%, 6/21/2030 (a) (f)	EUR1,800,000	1,999,353
Orsted A/S (EUR Swap Annual 5 Year + 2.62%), 5.25%, 12/8/3022 (a) (f)	EUR1,000,000	1,065,390
		3,549,610
France — 9.6%
Airbus SE
1.63%, 6/9/2030 (a)	EUR1,100,000	1,076,051
1.38%, 5/13/2031 (a)	EUR300,000	285,311
Alstom SA (EURIBOR ICE Swap Rate 5 Year + 2.93%), 5.87%, 5/29/2029 (a) (d) (e) (f)	EUR1,400,000	1,528,535
Altice France SA
5.88%, 2/1/2027 (a)	EUR1,350,000	1,234,134
3.38%, 1/15/2028 (a)	EUR2,100,000	1,710,071
4.13%, 1/15/2029 (a)	EUR300,000	244,996
Autoroutes du Sud de la France SA
1.13%, 4/20/2026 (a)	EUR800,000	816,447
3.25%, 1/19/2033 (a)	EUR600,000	625,268
AXA SA (EURIBOR 3 Month + 3.75%), 3.38%, 7/6/2047 (a) (f)	EUR600,000	626,529
Banijay Entertainment SAS 7.00%, 5/1/2029 (a)	EUR1,268,000	1,382,809
Bertrand Franchise Finance SAS 6.50%, 7/18/2030 (a)	EUR1,050,000	1,143,461
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

France — continued
BNP Paribas SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.35%), 8.50%, 8/14/2028 (b) (c) (d) (e) (f)	1,000,000	1,057,585
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.90%), 7.75%, 8/16/2029 (b) (c) (d) (e) (f)	200,000	207,572
(EURIBOR ICE Swap Rate 5 Year + 4.63%), 7.38%, 6/11/2030 (a) (c) (d) (e) (f)	EUR400,000	457,654
(SOFR + 1.62%), 5.79%, 1/13/2033 (b) (f)	730,000	748,593
(SOFR + 1.92%), 5.91%, 11/19/2035 (b) (f)	870,000	867,299
BPCE SA
(SOFR + 2.10%), 5.98%, 1/18/2027 (b) (f)	2,038,000	2,059,292
(EURIBOR 3 Month + 1.00%), 0.50%, 9/15/2027 (a) (f)	EUR400,000	401,367
4.38%, 7/13/2028 (a)	EUR900,000	975,583
(SOFR + 1.31%), 2.28%, 1/20/2032 (b) (f)	1,385,000	1,172,010
(SOFR + 1.73%), 3.12%, 10/19/2032 (b) (f)	250,000	214,425
(SOFR + 2.04%), 6.29%, 1/14/2036 (b) (f)	310,000	323,582
Cerba Healthcare SACA 3.50%, 5/31/2028 (a)	EUR939,000	871,923
Chrome Holdco SAS 5.00%, 5/31/2029 (a)	EUR520,000	379,618
Credit Agricole SA
(SOFR + 0.89%), 1.25%, 1/26/2027 (b) (f)	1,000,000	970,070
(U.K. Government Bonds 1 Year Note Generic Bid Yield + 2.60%), 5.75%, 11/29/2027 (a) (f)	GBP500,000	637,053
2.00%, 3/25/2029 (a)	EUR200,000	198,363
(SOFR + 1.86%), 6.32%, 10/3/2029 (b) (f)	1,545,000	1,618,457
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	115

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
France — continued
(USD SOFR ICE Swap Rate 5 Year + 3.60%), 6.70%, 9/23/2034 (b) (c) (d) (e) (f)	480,000	468,464
(SOFR + 1.74%), 5.86%, 1/9/2036 (b) (f)	250,000	256,591
Electricite de France SA
(EUR Swap Annual 5 Year + 2.86%), 2.63%, 12/1/2027 (a) (d) (e) (f)	EUR800,000	798,859
(EUR Swap Annual 5 Year + 4.86%), 7.50%, 9/6/2028 (a) (d) (e) (f)	EUR1,000,000	1,152,356
(EUR Swap Annual 5 Year + 3.97%), 3.38%, 6/15/2030 (a) (d) (e) (f)	EUR1,800,000	1,771,310
6.25%, 5/23/2033 (b)	500,000	530,515
Elis SA 1.63%, 4/3/2028 (a)	EUR1,200,000	1,192,958
ELO SACA 3.25%, 7/23/2027 (a)	EUR800,000	793,685
Eutelsat SA 1.50%, 10/13/2028 (a)	EUR300,000	222,161
Forvia SE
3.13%, 6/15/2026 (a)	EUR600,000	620,049
2.38%, 6/15/2027 (a)	EUR1,600,000	1,603,353
3.75%, 6/15/2028 (a)	EUR1,450,000	1,481,544
Iliad Holding SASU
5.63%, 10/15/2028 (a)	EUR450,000	477,511
6.88%, 4/15/2031 (a)	EUR380,000	425,584
iliad SA
5.38%, 6/14/2027 (a)	EUR600,000	647,157
1.88%, 2/11/2028 (a)	EUR1,000,000	993,517
5.63%, 2/15/2030 (a)	EUR1,900,000	2,118,984
Loxam SAS
2.88%, 4/15/2026 (a)	EUR300,000	310,614
4.50%, 2/15/2027 (a)	EUR288,000	301,827
Orange SA (EUR Swap Annual 5 Year + 2.10%), 1.75%, 7/15/2028 (a) (d) (e) (f)	EUR1,100,000	1,074,103
Paprec Holding SA
3.50%, 7/1/2028 (a)	EUR873,000	898,239
7.25%, 11/17/2029 (a)	EUR782,000	857,978
Picard Groupe SAS 6.38%, 7/1/2029 (a)	EUR500,000	542,599
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

France — continued
RCI Banque SA (EURIBOR ICE Swap Rate 5 Year + 2.75%), 5.50%, 10/9/2034 (a) (f)	EUR500,000	549,643
Renault SA
1.25%, 6/24/2025 (a)	EUR500,000	515,804
2.00%, 9/28/2026 (a)	EUR900,000	918,556
2.50%, 6/2/2027 (a)	EUR400,000	410,101
1.13%, 10/4/2027 (a)	EUR1,500,000	1,481,074
Rexel SA 2.13%, 6/15/2028 (a)	EUR1,500,000	1,500,055
Societe Generale SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.93%), 4.75%, 5/26/2026 (b) (c) (d) (e) (f)	400,000	390,834
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.45%), 10.00%, 11/14/2028 (b) (c) (d) (e) (f)	440,000	480,518
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.79%), 8.13%, 11/21/2029 (b) (c) (d) (e) (f)	1,050,000	1,060,031
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.51%), 5.38%, 11/18/2030 (b) (c) (d) (e) (f)	525,000	470,832
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 6.10%, 4/13/2033 (b) (f)	540,000	554,741
SPIE SA 2.63%, 6/18/2026 (a)	EUR600,000	619,371
TotalEnergies Capital International SA 3.13%, 5/29/2050	1,240,000	846,184
TotalEnergies Capital SA 5.28%, 9/10/2054	140,000	134,093
Valeo SE 5.38%, 5/28/2027 (a)	EUR1,100,000	1,184,041
SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
France — continued
Veolia Environnement SA
(EURIBOR ICE Swap Rate 5 Year + 2.15%), 1.63%, 6/1/2026 (a) (d) (e) (f)	EUR400,000	404,075
(EUR Swap Annual 5 Year + 2.82%), 5.99%, 11/22/2028 (a) (d) (e) (f)	EUR900,000	1,005,080
Vinci SA 1.75%, 9/26/2030 (a)	EUR100,000	97,564
Viridien 7.75%, 4/1/2027 (a)	EUR604,000	638,182
		56,634,795
Germany — 5.4%
Adler Pelzer Holding GmbH 9.50%, 4/1/2027 (a)	EUR808,000	832,798
Allianz SE (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 5.60%, 9/3/2054 (b) (f)	400,000	398,241
ASK Chemicals Deutschland Holding GmbH
10.00%, 11/15/2029 (b)	EUR382,000	407,236
10.00%, 11/15/2029 (a)	EUR200,000	213,213
Bayer AG (EUR Swap Annual 5 Year + 3.90%), 7.00%, 9/25/2083 (a) (f)	EUR2,200,000	2,449,302
Birkenstock Financing SARL 5.25%, 4/30/2029 (a)	EUR1,700,000	1,796,737
Cheplapharm Arzneimittel GmbH
3.50%, 2/11/2027 (a)	EUR600,000	600,619
4.38%, 1/15/2028 (a)	EUR1,000,000	966,421
7.50%, 5/15/2030 (a)	EUR300,000	292,972
Commerzbank AG
(EUR Swap Annual 5 Year + 4.35%), 4.00%, 12/5/2030 (a) (f)	EUR300,000	312,523
(EURIBOR ICE Swap Rate 5 Year + 5.13%), 7.88%, 10/9/2031 (a) (c) (d) (e) (f)	EUR800,000	933,632
(EURIBOR 3 Month + 1.25%), 4.00%, 7/16/2032 (a) (f)	EUR2,100,000	2,238,943
CT Investment GmbH
6.38%, 4/15/2030 (b)	EUR197,000	212,941
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Germany — continued
6.38%, 4/15/2030 (a)	EUR750,000	810,689
Deutsche Bank AG
(SOFR + 2.26%), 3.74%, 1/7/2033 (f)	450,000	394,929
(SOFR + 2.05%), 5.40%, 9/11/2035 (f)	1,160,000	1,137,143
Evonik Industries AG (EUR Swap Annual 5 Year + 1.84%), 1.38%, 9/2/2081 (a) (f)	EUR800,000	798,826
Fressnapf Holding SE 5.25%, 10/31/2031 (a)	EUR400,000	429,019
Heidelberg Materials Finance Luxembourg SA 4.88%, 11/21/2033 (a)	EUR1,250,000	1,433,363
IHO Verwaltungs GmbH
(8.75% (Cash), 5/15/2028 (a) (h) (i)	EUR963,169	1,053,597
7.00% (Cash), 11/15/2031 (a) (h)	EUR773,000	844,940
Nidda Healthcare Holding GmbH
7.50%, 8/21/2026 (a)	EUR792,715	844,263
7.00%, 2/21/2030 (a)	EUR600,000	656,657
Phoenix PIB Dutch Finance BV 4.88%, 7/10/2029 (a)	EUR1,100,000	1,192,719
ProGroup AG
5.13%, 4/15/2029 (a)	EUR510,000	527,065
5.38%, 4/15/2031 (a)	EUR400,000	410,822
Schaeffler AG 3.38%, 10/12/2028 (a)	EUR1,300,000	1,330,252
Techem Verwaltungsgesellschaft 674 mbH 6.00%, 7/30/2026 (a)	EUR1,098,997	1,141,926
Techem Verwaltungsgesellschaft 675 mbH 5.38%, 7/15/2029 (a)	EUR846,000	906,436
TK Elevator Midco GmbH 4.38%, 7/15/2027 (a)	EUR540,000	561,676
TUI Cruises GmbH
6.50%, 5/15/2026 (a)	EUR84,671	88,382
6.25%, 4/15/2029 (b)	EUR124,000	135,346
6.25%, 4/15/2029 (a)	EUR650,000	709,475
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	117

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Germany — continued
Volkswagen International Finance NV
(EUR Swap Annual 10 Year + 3.98%), 4.63%, 6/27/2028 (a) (d) (e) (f)	EUR300,000	309,649
3.25%, 11/18/2030 (a)	EUR600,000	615,595
Volkswagen Leasing GmbH 4.00%, 4/11/2031 (a)	EUR200,000	212,132
ZF Europe Finance BV
2.00%, 2/23/2026 (a)	EUR1,000,000	1,020,234
2.50%, 10/23/2027 (a)	EUR600,000	594,227
ZF Finance GmbH
2.25%, 5/3/2028 (a)	EUR1,000,000	964,569
3.75%, 9/21/2028 (a)	EUR1,000,000	1,000,634
		31,780,143
India — 0.1%
Greenko Dutch BV 3.85%, 3/29/2026 (b)	179,000	173,831
Greenko Power II Ltd. 4.30%, 12/13/2028 (b)	354,875	332,543
		506,374
Indonesia — 0.1%
Indonesia Asahan Aluminium PT 5.45%, 5/15/2030 (b)	200,000	202,476
Pertamina Persero PT 3.65%, 7/30/2029 (b)	400,000	380,875
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.13%, 5/15/2027 (a)	200,000	196,532
		779,883
Ireland — 1.9%
AerCap Ireland Capital DAC
6.10%, 1/15/2027	635,000	649,870
5.75%, 6/6/2028	342,000	351,612
4.63%, 9/10/2029	150,000	148,451
3.30%, 1/30/2032	1,258,000	1,118,160
AIB Group plc
(EUR Swap Annual 5 Year + 6.63%), 6.25%, 6/23/2025 (a) (c) (d) (e) (f)	EUR700,000	731,555
(EUR Swap Annual 1 Year + 1.95%), 4.63%, 7/23/2029 (a) (f)	EUR300,000	328,759
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Ireland — continued
Avolon Holdings Funding Ltd.
5.50%, 1/15/2026 (b)	315,000	316,210
4.38%, 5/1/2026 (b)	60,000	59,612
3.25%, 2/15/2027 (b)	505,000	488,345
6.38%, 5/4/2028 (b)	285,000	295,351
5.75%, 3/1/2029 (b)	2,030,000	2,072,189
5.75%, 11/15/2029 (b)	567,000	578,022
5.15%, 1/15/2030 (b)	920,000	911,996
Bank of Ireland Group plc (EUR Swap Annual 5 Year + 6.43%), 6.00%, 9/1/2025 (a) (c) (d) (e) (f)	EUR600,000	630,190
eircom Finance DAC
3.50%, 5/15/2026 (a)	EUR1,200,000	1,240,764
5.75%, 12/15/2029 (a)	EUR610,000	665,530
SMBC Aviation Capital Finance DAC 5.55%, 4/3/2034 (b)	575,000	582,597
		11,169,213
Italy — 5.9%
Agrifarma SpA 4.50%, 10/31/2028 (a)	EUR1,450,000	1,508,482
Autostrade per l'Italia SpA 5.13%, 6/14/2033 (a)	EUR1,650,000	1,869,816
Enel Finance International NV
1.63%, 7/12/2026 (b) (j)	1,010,000	970,720
3.50%, 4/6/2028 (b)	200,000	192,572
2.13%, 7/12/2028 (b) (j)	425,000	390,002
0.75%, 6/17/2030 (a) (j)	EUR200,000	184,957
0.88%, 1/17/2031 (a)	EUR493,000	454,157
2.50%, 7/12/2031 (b) (j)	536,000	459,633
5.00%, 6/15/2032 (b)	1,100,000	1,087,526
Enel SpA
Series 63.5, (EUR Swap Annual 5 Year + 2.58%), 3.38%, 8/24/2026 (a) (d) (e) (f)	EUR800,000	830,132
Series 9.5Y, (EUR Swap Annual 5 Year + 2.01%), 1.88%, 6/8/2030 (a) (d) (e) (f)	EUR300,000	277,438
Eni SpA 4.25%, 5/9/2029 (b)	250,000	245,657
Fibercop SpA
2.88%, 1/28/2026 (a)	EUR200,000	206,453
SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Italy — continued
3.63%, 5/25/2026 (a)	EUR400,000	416,316
2.38%, 10/12/2027 (a)	EUR500,000	503,348
6.88%, 2/15/2028 (a)	EUR1,584,000	1,766,156
1.63%, 1/18/2029	EUR802,000	762,133
7.75%, 1/24/2033	EUR430,000	533,042
Generali
2.43%, 7/14/2031 (a)	EUR200,000	196,490
(EURIBOR 3 Month + 5.35%), 5.50%, 10/27/2047 (a) (f)	EUR200,000	219,192
Guala Closures SpA 3.25%, 6/15/2028 (a)	EUR534,000	535,942
Infrastrutture Wireless Italiane SpA 1.63%, 10/21/2028 (a)	EUR800,000	794,332
Intesa Sanpaolo SpA
(EUR Swap Annual 5 Year + 7.19%), 7.75%, 1/11/2027 (a) (c) (d) (e) (f)	EUR276,000	304,203
5.25%, 1/13/2030 (a)	EUR1,595,000	1,820,898
(EURIBOR 3 Month + 1.48%), 3.85%, 9/16/2032 (a) (f)	EUR150,000	159,402
6.63%, 6/20/2033 (b)	1,220,000	1,310,601
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.75%), 4.95%, 6/1/2042 (b) (f)	680,000	563,052
Lottomatica Group SpA
7.13%, 6/1/2028 (a)	EUR1,337,000	1,446,159
5.38%, 6/1/2030 (a)	EUR491,000	532,802
Mundys SpA
1.88%, 7/13/2027 (a)	EUR450,000	453,970
1.88%, 2/12/2028 (a)	EUR1,300,000	1,297,635
4.75%, 1/24/2029 (a)	EUR1,100,000	1,192,575
Neopharmed Gentili SpA 7.13%, 4/8/2030 (a)	EUR1,228,000	1,338,158
Pro-Gest SpA 3.25%, 12/15/2024 (a) (g)	EUR477,000	149,261
Rekeep SpA 9.00%, 9/15/2029 (b)	EUR261,000	272,667
Rossini SARL 6.75%, 12/31/2029 (a)	EUR1,232,000	1,355,273
TeamSystem SpA 3.50%, 2/15/2028 (a)	EUR300,000	308,557
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Italy — continued
Telecom Italia Finance SA 7.75%, 1/24/2033	EUR100,000	129,212
Telecom Italia SpA
6.88%, 2/15/2028 (a)	EUR1,096,000	1,233,575
7.88%, 7/31/2028 (a)	EUR1,560,000	1,826,521
1.63%, 1/18/2029 (a)	EUR698,000	673,385
UniCredit SpA
(EUR Swap Annual 5 Year + 4.93%), 5.38%, 6/3/2025 (a) (c) (d) (e) (f)	EUR400,000	415,977
(EURIBOR ICE Swap Rate 5 Year + 7.33%), 7.50%, 6/3/2026 (a) (c) (d) (e) (f)	EUR400,000	433,094
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (b) (f)	200,000	193,088
(EURIBOR 3 Month + 0.85%), 0.93%, 1/18/2028 (a) (f)	EUR600,000	603,128
(EURIBOR 3 Month + 1.90%), 4.80%, 1/17/2029 (a) (f)	EUR1,100,000	1,203,473
(EUR Swap Annual 5 Year + 2.80%), 2.73%, 1/15/2032 (a) (f)	EUR200,000	205,080
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 3.13%, 6/3/2032 (b) (f)	410,000	365,788
4.20%, 6/11/2034 (a)	EUR600,000	648,704
		34,840,734
Japan — 0.6%
Mitsubishi UFJ Financial Group, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 2.34%, 1/19/2028 (f)	707,000	678,681
Rakuten Group, Inc. (EUR Swap Annual 5 Year + 4.49%), 4.25%, 4/22/2027 (a) (d) (e) (f)	EUR600,000	596,145
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	119

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Japan — continued
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/2028	1,110,000	1,124,863
1.00%, 7/9/2029	EUR363,000	349,217
5.30%, 7/5/2034	525,000	534,458
		3,283,364
Jersey — 0.1%
Waga Bondco Ltd. 8.50%, 6/15/2030 (b)	GBP220,000	277,526
Kazakhstan — 0.2%
KazMunayGas National Co. JSC
5.38%, 4/24/2030 (a)	600,000	591,264
5.75%, 4/19/2047 (a)	910,000	801,373
		1,392,637
Kuwait — 0.0% ^
MEGlobal Canada ULC 5.00%, 5/18/2025 (b)	200,000	199,696
Luxembourg — 1.7%
AccorInvest Group SA 6.38%, 10/15/2029 (a)	EUR1,205,000	1,319,752
Altice Financing SA 3.00%, 1/15/2028 (a)	EUR700,000	582,296
Altice France Holding SA
8.00%, 5/15/2027 (a)	EUR573,000	178,321
4.00%, 2/15/2028 (a)	EUR200,000	62,656
Herens Midco SARL 5.25%, 5/15/2029 (a)	EUR803,000	732,338
INEOS Finance plc
6.63%, 5/15/2028 (a)	EUR500,000	537,607
6.38%, 4/15/2029 (a)	EUR898,000	975,774
Kleopatra Holdings 2 SCA 6.50%, 9/1/2026 (a)	EUR500,000	417,689
Matterhorn Telecom SA 3.13%, 9/15/2026 (a)	EUR600,000	621,165
Monitchem HoldCo 3 SA 8.75%, 5/1/2028 (a)	EUR200,000	213,009
PLT VII Finance Sarl 6.00%, 6/15/2031 (a)	EUR1,277,000	1,388,738
SELP Finance SARL, REIT 0.88%, 5/27/2029 (a)	EUR1,400,000	1,329,847
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Luxembourg — continued
SES SA
(EURIBOR ICE Swap Rate 5 Year + 3.19%), 2.88%, 5/27/2026 (a) (d) (e) (f)	EUR1,600,000	1,570,548
0.88%, 11/4/2027 (a)	EUR130,000	125,968
(EURIBOR ICE Swap Rate 5 Year + 3.23%), 5.50%, 9/12/2054 (a) (f)	EUR100,000	92,349
		10,148,057
Malaysia — 0.1%
Petronas Capital Ltd. 3.40%, 4/28/2061 (b)	436,000	296,323
Mexico — 0.8%
BBVA Mexico SA Institucion de Banca Multiple Grupo Financiero BBVA Mexico (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 5.13%, 1/18/2033 (b) (c) (f)	200,000	191,188
Bimbo Bakeries USA, Inc. 5.38%, 1/9/2036 (b)	1,000,000	992,800
Cemex SAB de CV (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.53%), 5.13%, 6/8/2026 (b) (d) (e) (f)	488,000	484,340
Comision Federal de Electricidad 6.45%, 1/24/2035 (b)	366,000	350,518
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25%, 1/31/2041 (b)	925,647	925,994
Petroleos Mexicanos 6.50%, 1/23/2029	1,231,000	1,155,909
Saavi Energia Sarl 8.88%, 2/10/2035 (b)	605,000	609,659
Southern Copper Corp. 5.88%, 4/23/2045	140,000	137,582
		4,847,990
Morocco — 0.0% ^
OCP SA, 6.88%, 4/25/2044 (a)	200,000	196,750
SEE NOTES TO FINANCIAL STATEMENTS.

120	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Netherlands — 2.2%
ABN AMRO Bank NV
4.75%, 7/28/2025 (b)	200,000	199,666
(EUR Swap Annual 5 Year + 4.67%), 4.38%, 9/22/2025 (a) (c) (d) (e) (f)	EUR200,000	207,740
BE Semiconductor Industries NV 4.50%, 7/15/2031 (a)	EUR1,000,000	1,074,659
Cooperatieve Rabobank UA
(EUR Swap Annual 5 Year + 4.68%), 4.38%, 6/29/2027 (a) (c) (d) (e) (f)	EUR1,000,000	1,034,757
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 3.65%, 4/6/2028 (b) (f)	890,000	871,246
Flora Food Management BV 6.88%, 7/2/2029 (a)	EUR1,092,000	1,182,624
ING Groep NV
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.34%), 5.75%, 11/16/2026 (c) (d) (e) (f)	495,000	493,838
(USD SOFR ICE Swap Rate 5 Year + 4.36%), 8.00%, 5/16/2030 (a) (c) (d) (e) (f)	400,000	422,140
Q-Park Holding I BV
2.00%, 3/1/2027 (a)	EUR400,000	404,566
5.13%, 3/1/2029 (a)	EUR993,000	1,065,206
5.13%, 3/1/2029 (b)	EUR200,000	214,543
5.13%, 2/15/2030 (a)	EUR200,000	214,594
Sigma Holdco BV 5.75%, 5/15/2026 (a)	EUR81,972	84,758
Sunrise HoldCo IV BV 3.88%, 6/15/2029 (a)	EUR1,300,000	1,316,527
Trivium Packaging Finance BV 3.75%, 8/15/2026 (a) (j)	EUR620,000	640,088
VZ Vendor Financing II BV 2.88%, 1/15/2029 (a)	EUR1,000,000	953,740
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Netherlands — continued
Wolters Kluwer NV 3.75%, 4/3/2031 (a)	EUR500,000	539,489
Ziggo Bond Co. BV 3.38%, 2/28/2030 (a)	EUR2,130,000	1,960,981
		12,881,162
New Zealand — 0.1%
ANZ New Zealand Int'l Ltd. 2.55%, 2/13/2030 (b)	490,000	446,933
Norway — 0.5%
Aker BP ASA 6.00%, 6/13/2033 (b)	1,575,000	1,613,717
DNB Bank ASA (U.K. Government Bonds 1 Year Note Generic Bid Yield + 1.35%), 2.63%, 6/10/2026 (a) (f)	GBP1,000,000	1,250,762
		2,864,479
Portugal — 0.9%
EDP Finance BV 1.50%, 11/22/2027 (a)	EUR750,000	755,123
EDP SA
(EUR Swap Annual 5 Year + 1.84%), 1.70%, 7/20/2080 (a) (f)	EUR1,000,000	1,030,052
(EUR Swap Annual 5 Year + 2.38%), 1.88%, 8/2/2081 (a) (f)	EUR100,000	101,904
Series NC5., (EUR Swap Annual 5 Year + 1.89%), 1.50%, 3/14/2082 (a) (f)	EUR400,000	400,615
(EUR Swap Annual 5 Year + 3.18%), 5.94%, 4/23/2083 (a) (f)	EUR2,600,000	2,839,709
		5,127,403
South Africa — 0.3%
Anglo American Capital plc
4.00%, 9/11/2027 (b)	500,000	488,925
5.50%, 5/2/2033 (b)	1,170,000	1,178,880
		1,667,805
Spain — 4.9%
Abertis Infraestructuras Finance BV
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	121

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Spain — continued
(EUR Swap Annual 5 Year + 3.69%), 3.25%, 11/24/2025 (a) (d) (e) (f)	EUR300,000	310,116
(EUR Swap Annual 5 Year + 3.27%), 2.63%, 1/26/2027 (a) (d) (e) (f)	EUR1,600,000	1,629,652
Banco Bilbao Vizcaya Argentaria SA
Series 9, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.19%), 6.50%, 3/5/2025 (c) (d) (e) (f)	200,000	199,878
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.10%), 9.38%, 3/19/2029 (c) (d) (e) (f)	1,200,000	1,321,832
Banco de Sabadell SA
(EUR Swap Annual 5 Year + 5.17%), 5.00%, 5/19/2027 (a) (c) (d) (e) (f)	EUR200,000	207,473
(EUR Swap Annual 5 Year + 6.83%), 9.38%, 7/18/2028 (a) (c) (d) (e) (f)	EUR400,000	472,521
(EURIBOR ICE Swap Rate 1 Year + 1.25%), 3.50%, 5/27/2031 (a) (f)	EUR1,000,000	1,051,363
Banco Santander SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (f)	800,000	764,945
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 9.63%, 11/21/2028 (c) (d) (e) (f)	600,000	663,005
(EUR Swap Annual 5 Year + 4.43%), 7.00%, 11/20/2029 (a) (c) (d) (e) (f)	EUR400,000	447,617
4.88%, 10/18/2031 (a)	EUR500,000	567,027
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Spain — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.30%), 9.63%, 5/21/2033 (c) (d) (e) (f)	400,000	463,098
CaixaBank SA
1.13%, 3/27/2026 (a)	EUR1,000,000	1,022,297
(EUR Swap Annual 5 Year + 6.35%), 5.88%, 10/9/2027 (a) (c) (d) (e) (f)	EUR800,000	859,671
(EURIBOR 3 Month + 1.65%), 5.00%, 7/19/2029 (a) (f)	EUR700,000	775,215
(EURIBOR ICE Swap Rate 5 Year + 5.30%), 7.50%, 1/16/2030 (a) (c) (d) (e) (f)	EUR400,000	458,198
(EURIBOR 3 Month + 1.50%), 4.13%, 2/9/2032 (a) (f)	EUR900,000	977,728
(SOFR + 2.77%), 6.84%, 9/13/2034 (b) (f)	425,000	464,054
Cellnex Finance Co. SA 2.25%, 4/12/2026 (a)	EUR500,000	516,190
Cirsa Finance International Sarl 6.50%, 3/15/2029 (a)	EUR149,000	162,671
Cirsa Finance International SARL
7.88%, 7/31/2028 (a)	EUR900,000	985,776
6.50%, 3/15/2029 (a)	EUR600,000	655,052
eDreams ODIGEO SA 5.50%, 7/15/2027 (a)	EUR807,000	845,563
Grifols SA
2.25%, 11/15/2027 (a)	EUR765,000	772,075
3.88%, 10/15/2028 (a)	EUR500,000	491,380
Grupo Antolin-Irausa SA
3.50%, 4/30/2028 (a)	EUR550,000	403,472
10.38%, 1/30/2030 (a)	EUR198,000	164,534
Iberdrola International BV Series NC5, (EUR Swap Annual 5 Year + 2.32%), 1.87%, 1/28/2026 (a) (d) (e) (f)	EUR300,000	306,745
Kaixo Bondco Telecom SA 5.13%, 9/30/2029 (a)	EUR942,000	992,781
SEE NOTES TO FINANCIAL STATEMENTS.

122	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Spain — continued
Lorca Telecom Bondco SA
4.00%, 9/18/2027 (a)	EUR1,666,000	1,732,020
5.75%, 4/30/2029 (a)	EUR950,000	1,035,994
Naturgy Finance Iberia SA (EUR Swap Annual 5 Year + 2.44%), 2.37%, 11/23/2026 (a) (d) (e) (f)	EUR500,000	507,715
Repsol International Finance BV (EUR Swap Annual 10 Year + 4.20%), 4.50%, 3/25/2075 (a) (f)	EUR400,000	415,135
Telefonica Emisiones SA 4.67%, 3/6/2038	150,000	137,284
Telefonica Europe BV
(EUR Swap Annual 8 Year + 2.97%), 3.88%, 6/22/2026 (a) (d) (e) (f)	EUR900,000	938,537
(EUR Swap Annual 6 Year + 2.87%), 2.88%, 2/24/2028 (a) (d) (e) (f)	EUR1,200,000	1,209,803
(EUR Swap Annual 7 Year + 3.35%), 6.14%, 2/3/2030 (a) (d) (e) (f)	EUR3,200,000	3,585,082
(EURIBOR ICE Swap Rate 8 Year + 3.62%), 6.75%, 6/7/2031 (a) (d) (e) (f)	EUR400,000	465,095
		28,978,594
Sweden — 1.1%
Asmodee Group AB 5.75%, 12/15/2029 (b)	EUR104,000	113,279
Samhallsbyggnadsbolaget I Norden Holding AB 2.25%, 7/12/2027 (a)	EUR500,000	454,489
Svenska Handelsbanken AB (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.05%), 4.75%, 3/1/2031 (a) (c) (d) (e) (f)	1,000,000	911,250
Verisure Holding AB
3.88%, 7/15/2026 (a)	EUR475,000	492,249
3.25%, 2/15/2027 (a)	EUR1,100,000	1,131,498
5.50%, 5/15/2030 (b)	EUR450,000	486,447
5.50%, 5/15/2030 (a)	EUR579,000	625,895
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Sweden — continued
Verisure Midholding AB 5.25%, 2/15/2029 (a)	EUR1,450,000	1,518,221
Volvo Car AB 2.50%, 10/7/2027 (a)	EUR740,000	757,713
		6,491,041
Switzerland — 1.5%
Dufry One BV 2.00%, 2/15/2027 (a)	EUR1,575,000	1,595,023
Holcim Finance Luxembourg SA 0.50%, 4/23/2031 (a)	EUR900,000	797,502
Holcim Sterling Finance Netherlands BV 2.25%, 4/4/2034 (a)	GBP300,000	294,732
Swiss Re Finance Luxembourg SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (b) (f)	200,000	199,109
UBS Group AG
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 4.70%, 8/5/2027 (b) (f)	1,122,000	1,122,549
4.28%, 1/9/2028 (b)	550,000	545,072
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 9.25%, 11/13/2028 (b) (c) (d) (e) (f)	200,000	218,881
(EURIBOR ICE Swap Rate 1 Year + 4.95%), 7.75%, 3/1/2029 (a) (f)	EUR400,000	471,646
(SOFR + 3.73%), 4.19%, 4/1/2031 (b) (f)	974,000	939,047
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.10%, 2/11/2032 (b) (f)	280,000	238,548
(SOFR + 1.73%), 3.09%, 5/14/2032 (b) (f)	561,000	501,367
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	123

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Switzerland — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.75%, 2/11/2033 (b) (f)	430,000	369,391
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.76%), 9.25%, 11/13/2033 (b) (c) (d) (e) (f)	600,000	694,458
Zurich Insurance Co. Ltd. (EURIBOR 3 Month + 3.95%), 3.50%, 10/1/2046 (a) (f)	EUR700,000	731,577
		8,718,902
Taiwan — 0.3%
TSMC Arizona Corp. 4.25%, 4/22/2032	380,000	372,415
TSMC Global Ltd.
1.25%, 4/23/2026 (b)	700,000	674,695
2.25%, 4/23/2031 (b)	700,000	611,135
		1,658,245
United Kingdom — 9.1%
888 Acquisitions Ltd.
7.56%, 7/15/2027 (b)	EUR230,000	244,362
7.56%, 7/15/2027 (a)	EUR285,000	301,708
Amber Finco plc 6.63%, 7/15/2029 (a)	EUR1,315,000	1,444,257
AstraZeneca plc
0.38%, 6/3/2029 (a)	EUR700,000	659,411
4.00%, 9/18/2042	490,000	422,330
Barclays plc (SOFR + 2.22%), 6.49%, 9/13/2029 (f)	2,770,000	2,911,874
BAT Capital Corp.
6.34%, 8/2/2030	1,380,000	1,473,469
7.08%, 8/2/2043	1,005,000	1,113,329
Cadent Finance plc 0.63%, 3/19/2030 (a)	EUR800,000	733,083
Centrica plc 4.38%, 3/13/2029 (a)	GBP200,000	246,589
CPUK Finance Ltd. 4.50%, 8/28/2027 (a)	GBP500,000	604,540
EC Finance plc 3.00%, 10/15/2026 (a)	EUR899,000	919,755
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

United Kingdom — continued
Eversholt Funding plc 2.74%, 6/30/2040 (a)	GBP635,902	669,926
Gatwick Funding Ltd. 2.50%, 4/15/2030 (a)	GBP700,000	782,373
Heathrow Funding Ltd.
1.50%, 10/12/2025 (a)	EUR800,000	824,144
6.75%, 12/3/2026 (a)	GBP300,000	389,287
1.50%, 2/11/2030 (a)	EUR300,000	288,897
1.13%, 10/8/2030 (a)	EUR1,000,000	929,319
6.00%, 3/5/2032 (a)	GBP400,000	507,041
1.88%, 3/14/2034 (a)	EUR250,000	226,876
5.88%, 5/13/2041 (a)	GBP100,000	125,109
HSBC Holdings plc
(SOFR + 3.03%), 7.34%, 11/3/2026 (f)	720,000	732,674
5.75%, 12/20/2027 (a)	GBP200,000	256,093
(SOFR + 2.61%), 5.21%, 8/11/2028 (f)	380,000	383,745
(SOFR + 1.73%), 2.01%, 9/22/2028 (f)	3,260,000	3,041,961
(3-MONTH CME TERM SOFR + 1.87%), 3.97%, 5/22/2030 (f)	374,000	359,090
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.65%), 4.60%, 12/17/2030 (c) (d) (e) (f)	695,000	623,553
(SOFR + 1.41%), 2.87%, 11/22/2032 (f)	440,000	381,931
(SOFR + 1.90%), 5.87%, 11/18/2035 (f)	450,000	449,522
Iceland Bondco plc 10.88%, 12/15/2027 (a)	GBP420,000	566,037
INEOS Quattro Finance 2 plc
8.50%, 3/15/2029 (a)	EUR800,000	884,149
6.75%, 4/15/2030 (a)	EUR424,000	454,296
INEOS Styrolution Ludwigshafen GmbH 2.25%, 1/16/2027 (a)	EUR400,000	403,604
International Consolidated Airlines Group SA 2.75%, 3/25/2025 (a)	EUR100,000	103,723
Jaguar Land Rover Automotive plc
4.50%, 1/15/2026 (a)	EUR500,000	522,287
4.50%, 7/15/2028 (a)	EUR400,000	420,544
SEE NOTES TO FINANCIAL STATEMENTS.

124	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
United Kingdom — continued
Lloyds Banking Group plc
4.58%, 12/10/2025	200,000	199,418
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.48%), 5.99%, 8/7/2027 (f)	410,000	417,142
Mobico Group plc (U.K. Government Bonds 5 Year Note Generic Bid Yield + 4.14%), 4.25%, 11/26/2025 (a) (d) (e) (f)	GBP294,000	357,334
National Grid plc
2.18%, 6/30/2026 (a)	EUR900,000	928,751
0.25%, 9/1/2028 (a)	EUR800,000	760,643
NatWest Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.63%), 6.00%, 12/29/2025 (c) (d) (e) (f)	350,000	350,367
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.27%), 5.52%, 9/30/2028 (f)	1,385,000	1,410,581
(EURIBOR 3 Month + 0.89%), 0.67%, 9/14/2029 (a) (f)	EUR2,500,000	2,396,538
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.75%), 8.13%, 11/10/2033 (c) (d) (e) (f)	400,000	425,902
NGG Finance plc (EUR Swap Annual 5 Year + 2.53%), 2.13%, 9/5/2082 (a) (f)	EUR1,430,000	1,439,279
Nomad Foods Bondco plc 2.50%, 6/24/2028 (a)	EUR1,375,000	1,383,567
OEG Finance plc 7.25%, 9/27/2029 (a)	EUR659,000	717,794
Pinnacle Bidco plc 8.25%, 10/11/2028 (a)	EUR987,000	1,086,069
Punch Finance plc 6.13%, 6/30/2026 (a)	GBP838,000	1,051,959
RAC Bond Co. plc 5.25%, 11/4/2027 (a)	GBP1,169,000	1,427,770
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

United Kingdom — continued
RELX Finance BV 0.88%, 3/10/2032 (a)	EUR500,000	449,514
Santander UK Group Holdings plc
(SOFR + 2.75%), 6.83%, 11/21/2026 (f)	285,000	288,986
(SOFR + 0.99%), 1.67%, 6/14/2027 (f)	900,000	864,508
(SOFR + 2.60%), 6.53%, 1/10/2029 (f)	665,000	692,768
South Eastern Power Networks plc 5.63%, 9/30/2030 (a)	GBP400,000	521,187
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.45%), 7.77%, 11/16/2028 (b) (f)	2,170,000	2,324,895
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.85%), 4.64%, 4/1/2031 (b) (f)	1,350,000	1,328,184
Thames Water Utilities Finance plc 4.38%, 1/18/2031 (a)	EUR400,000	311,260
Virgin Media Finance plc 3.75%, 7/15/2030 (a)	EUR1,200,000	1,138,948
Vmed O2 UK Financing I plc
3.25%, 1/31/2031 (a)	EUR1,100,000	1,069,093
5.63%, 4/15/2032 (a)	EUR350,000	367,103
Vodafone Group plc
5.75%, 6/28/2054	1,000,000	979,381
(EUR Swap Annual 5 Year + 3.43%), 4.20%, 10/3/2078 (a) (f)	EUR900,000	955,083
(USD Swap Semi 5 Year + 4.87%), 7.00%, 4/4/2079 (f)	429,000	441,154
(EUR Swap Annual 5 Year + 3.48%), 3.00%, 8/27/2080 (a) (f)	EUR1,125,000	1,108,399
(EUR Swap Annual 5 Year + 3.49%), 6.50%, 8/30/2084 (a) (f)	EUR1,000,000	1,142,345
		53,736,810
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	125

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
United States — 13.3%
AbbVie, Inc.
5.05%, 3/15/2034	1,440,000	1,455,334
4.25%, 11/21/2049	897,000	762,446
Accenture Capital, Inc.
4.25%, 10/4/2031	170,000	166,358
4.50%, 10/4/2034	230,000	223,156
AES Corp. (The) 3.95%, 7/15/2030 (b)	42,000	39,528
American Express Co. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 3.55%, 9/15/2026 (d) (e) (f)	104,000	100,777
American Medical Systems Europe BV 1.63%, 3/8/2031	EUR100,000	96,247
Amgen, Inc. 5.75%, 3/2/2063	200,000	200,288
Ardagh Packaging Finance plc 2.13%, 8/15/2026 (a)	EUR1,700,000	1,606,766
AT&T, Inc.
3.50%, 9/15/2053	130,000	90,539
3.55%, 9/15/2055	99,000	68,650
Bank of America Corp.
(SOFR + 1.29%), 5.08%, 1/20/2027 (f)	210,000	210,880
(SOFR + 1.05%), 2.55%, 2/4/2028 (f)	175,000	168,420
(SOFR + 1.63%), 5.20%, 4/25/2029 (f)	500,000	507,058
(SOFR + 1.57%), 5.82%, 9/15/2029 (f)	1,080,000	1,117,906
Series N, (SOFR + 1.22%), 2.65%, 3/11/2032 (f)	560,000	493,386
(SOFR + 1.32%), 2.69%, 4/22/2032 (f)	249,000	219,089
(SOFR + 1.22%), 2.30%, 7/21/2032 (f)	470,000	401,517
(SOFR + 1.65%), 5.47%, 1/23/2035 (f)	312,000	317,288
(SOFR + 1.91%), 5.43%, 8/15/2035 (f)	795,000	785,008
(SOFR + 1.31%), 5.51%, 1/24/2036 (f)	460,000	470,040
Baxter International, Inc. 2.54%, 2/1/2032	605,000	519,515
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

United States — continued
Berkshire Hathaway Energy Co. 4.60%, 5/1/2053	47,000	40,008
Berry Global, Inc. 5.80%, 6/15/2031	760,000	788,943
Boeing Co. (The)
6.53%, 5/1/2034	45,000	48,206
5.81%, 5/1/2050	205,000	197,738
3.95%, 8/1/2059	377,000	261,482
BP Capital Markets America, Inc.
2.72%, 1/12/2032	881,000	772,265
4.81%, 2/13/2033	600,000	592,282
BP Capital Markets plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.04%), 4.38%, 6/22/2025 (d) (e) (f)	43,000	42,751
(EUR Swap Annual 5 Year + 3.52%), 3.25%, 3/22/2026 (a) (d) (e) (f)	EUR1,150,000	1,190,089
(EUR Swap Annual 5 Year + 3.78%), 3.63%, 3/22/2029 (a) (d) (e) (f)	EUR200,000	205,229
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030 (d) (e) (f)	94,000	90,259
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.15%), 6.45%, 12/1/2033 (d) (e) (f)	860,000	878,401
Bristol-Myers Squibb Co.
5.20%, 2/22/2034	1,930,000	1,967,200
5.55%, 2/22/2054	230,000	230,988
5.65%, 2/22/2064	155,000	155,498
Broadcom, Inc.
4.55%, 2/15/2032	180,000	176,198
3.47%, 4/15/2034 (b)	490,000	433,070
3.14%, 11/15/2035 (b)	1,495,000	1,246,303
CCO Holdings LLC 5.13%, 5/1/2027 (b)	140,000	138,071
Cencora, Inc. 2.70%, 3/15/2031	1,839,000	1,633,683
SEE NOTES TO FINANCIAL STATEMENTS.

126	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
United States — continued
CF Industries, Inc. 4.95%, 6/1/2043	224,000	201,412
Charter Communications Operating LLC
3.70%, 4/1/2051	308,000	199,326
3.90%, 6/1/2052	282,000	187,324
5.25%, 4/1/2053	165,000	136,800
Cheniere Energy Partners LP
5.95%, 6/30/2033	540,000	560,747
5.75%, 8/15/2034	1,715,000	1,755,491
Citibank NA 5.57%, 4/30/2034	250,000	258,649
Citigroup, Inc.
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.00%, 12/10/2025 (d) (e) (f)	160,000	157,072
Series X, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026 (d) (e) (f)	686,000	669,646
Series CC, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.69%), 7.13%, 8/15/2029 (d) (e) (f)	670,000	684,115
Series EE, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.57%), 6.75%, 2/15/2030 (d) (e) (f)	290,000	290,300
Series FF, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.73%), 6.95%, 2/15/2030 (d) (e) (f)	413,000	416,045
(SOFR + 1.34%), 4.54%, 9/19/2030 (f)	755,000	743,751
(SOFR + 1.17%), 2.56%, 5/1/2032 (f)	320,000	277,695
(SOFR + 1.18%), 2.52%, 11/3/2032 (f)	140,000	119,956
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

United States — continued
(SOFR + 2.06%), 5.83%, 2/13/2035 (f)	410,000	411,903
(SOFR + 1.45%), 5.45%, 6/11/2035 (f)	1,045,000	1,060,427
Columbia Pipelines Operating Co. LLC
5.93%, 8/15/2030 (b)	800,000	834,106
6.04%, 11/15/2033 (b)	200,000	208,900
Comcast Corp.
2.80%, 1/15/2051	130,000	80,068
5.35%, 5/15/2053	1,365,000	1,296,751
2.94%, 11/1/2056	290,000	174,619
Constellation Energy Generation LLC 5.60%, 6/15/2042	210,000	205,778
Crown Castle, Inc., REIT 4.80%, 9/1/2028	190,000	190,232
Diamondback Energy, Inc.
3.13%, 3/24/2031	277,000	250,951
5.75%, 4/18/2054	580,000	560,061
Dominion Energy, Inc.
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.51%), 7.00%, 6/1/2054 (f)	60,000	63,306
Series A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.88%, 2/1/2055 (f)	100,000	103,631
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.21%), 6.63%, 5/15/2055 (f)	300,000	302,806
Duke Energy Indiana LLC 5.40%, 4/1/2053	35,000	34,022
Duke Energy Ohio, Inc.
5.25%, 4/1/2033	45,000	45,853
5.65%, 4/1/2053	15,000	15,097
Duquesne Light Holdings, Inc. 2.78%, 1/7/2032 (b)	140,000	119,866
Edison International (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.86%), 8.13%, 6/15/2053 (f)	344,000	338,918
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	127

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
United States — continued
EMRLD Borrower LP 6.38%, 12/15/2030 (a)	EUR1,132,000	1,237,285
Energy Transfer LP (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.02%), 8.00%, 5/15/2054 (f)	490,000	521,012
Entergy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.67%), 7.13%, 12/1/2054 (f)	170,000	173,679
Entergy Texas, Inc. 1.75%, 3/15/2031	115,000	97,420
Enterprise Products Operating LLC 5.55%, 2/16/2055	310,000	307,523
Exelon Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.98%), 6.50%, 3/15/2055 (f)	120,000	120,231
Expand Energy Corp. 5.38%, 3/15/2030	380,000	377,734
Fells Point Funding Trust 3.05%, 1/31/2027 (b)	274,000	265,015
FirstEnergy Transmission LLC 2.87%, 9/15/2028 (b)	705,000	661,549
Ford Motor Credit Co. LLC
5.30%, 9/6/2029	200,000	195,891
3.63%, 6/17/2031	467,000	408,097
Foundry JV Holdco LLC 5.50%, 1/25/2031 (b)	260,000	264,737
Freeport-McMoRan, Inc.
4.13%, 3/1/2028	119,000	116,677
4.25%, 3/1/2030	159,000	153,311
4.63%, 8/1/2030	203,000	199,063
General Electric Co. 4.13%, 9/19/2035 (a)	EUR100,000	109,833
Gilead Sciences, Inc.
2.80%, 10/1/2050	310,000	199,392
5.55%, 10/15/2053	119,000	121,211
Global Payments, Inc. 2.90%, 11/15/2031	265,000	232,484
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

United States — continued
Goldman Sachs Group, Inc. (The)
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.97%), 3.80%, 5/10/2026 (d) (e) (f)	465,000	454,976
(SOFR + 0.91%), 1.95%, 10/21/2027 (f)	355,000	340,058
Series X, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.81%), 7.50%, 5/10/2029 (d) (e) (f)	815,000	854,025
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.85%, 2/10/2030 (d) (e) (f)	670,000	683,630
(SOFR + 1.14%), 4.69%, 10/23/2030 (f)	690,000	684,773
(SOFR + 1.08%), 5.21%, 1/28/2031 (f)	320,000	323,918
(SOFR + 1.28%), 2.62%, 4/22/2032 (f)	290,000	253,284
(SOFR + 1.25%), 2.38%, 7/21/2032 (f)	190,000	162,965
(SOFR + 1.26%), 2.65%, 10/21/2032 (f)	300,000	259,451
Series Y, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 2.40%), 6.13%, 11/10/2034 (d) (e) (f)	546,000	540,547
(SOFR + 1.55%), 5.33%, 7/23/2035 (f)	380,000	380,213
(SOFR + 1.42%), 5.02%, 10/23/2035 (f)	345,000	337,373
(SOFR + 1.38%), 5.54%, 1/28/2036 (f)	275,000	279,849
Gray Oak Pipeline LLC, 2.60%, 10/15/2025 (b)	50,000	49,248
HCA, Inc.
5.20%, 6/1/2028	170,000	172,070
2.38%, 7/15/2031	370,000	315,410
5.45%, 9/15/2034	70,000	69,761
SEE NOTES TO FINANCIAL STATEMENTS.

128	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
United States — continued
5.50%, 6/15/2047	91,000	85,221
5.25%, 6/15/2049	500,000	448,932
3.50%, 7/15/2051	150,000	101,060
4.63%, 3/15/2052	614,000	499,022
5.95%, 9/15/2054	495,000	485,785
6.20%, 3/1/2055	455,000	463,191
Healthpeak OP LLC, REIT 5.25%, 12/15/2032	367,000	372,147
Huntington Bancshares, Inc. (SOFRINDX + 1.87%), 5.71%, 2/2/2035 (f)	512,000	522,121
Hyundai Capital America
3.50%, 11/2/2026 (b)	555,000	544,516
3.50%, 11/2/2026 (a)	150,000	147,167
6.50%, 1/16/2029 (b)	110,000	116,201
International Game Technology plc 2.38%, 4/15/2028 (a)	EUR1,400,000	1,413,433
JBS USA Holding Lux SARL
6.75%, 3/15/2034	293,000	317,681
4.38%, 2/2/2052	120,000	94,229
7.25%, 11/15/2053	290,000	333,724
JBS USA LUX SARL 5.95%, 4/20/2035 (b)	165,000	170,272
KeyCorp (SOFRINDX + 2.42%), 6.40%, 3/6/2035 (f)	1,094,000	1,166,920
Kinder Morgan, Inc. 5.20%, 6/1/2033	230,000	228,578
Kroger Co. (The) 5.50%, 9/15/2054	655,000	636,359
M&T Bank Corp. (SOFR + 1.61%), 5.39%, 1/16/2036 (f)	950,000	943,739
Marriott International, Inc. 5.35%, 3/15/2035	220,000	220,303
Marvell Technology, Inc. 2.95%, 4/15/2031	320,000	286,771
Meta Platforms, Inc.
4.45%, 8/15/2052	148,000	128,181
5.40%, 8/15/2054	495,000	493,272
Metropolitan Life Global Funding I 3.30%, 3/21/2029 (b)	185,000	176,183
Morgan Stanley
(SOFR + 0.88%), 1.59%, 5/4/2027 (f)	690,000	666,213
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

United States — continued
(SOFR + 1.61%), 4.21%, 4/20/2028 (f)	315,000	312,033
(SOFR + 1.73%), 5.12%, 2/1/2029 (f)	455,000	460,872
(SOFR + 1.59%), 5.16%, 4/20/2029 (f)	575,000	582,284
(SOFR + 1.63%), 5.45%, 7/20/2029 (f)	870,000	890,280
(SOFR + 1.10%), 4.65%, 10/18/2030 (f)	760,000	752,828
(SOFR + 1.11%), 5.23%, 1/15/2031 (f)	600,000	609,253
(SOFR + 1.20%), 2.51%, 10/20/2032 (f)	173,000	148,817
(SOFR + 1.88%), 5.42%, 7/21/2034 (f)	290,000	295,043
(SOFR + 1.58%), 5.83%, 4/19/2035 (f)	300,000	312,639
(SOFR + 1.56%), 5.32%, 7/19/2035 (f)	460,000	461,778
(SOFR + 1.42%), 5.59%, 1/18/2036 (f)	325,000	333,096
(SOFR + 1.36%), 2.48%, 9/16/2036 (f)	140,000	116,445
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.95%, 1/19/2038 (f)	125,000	127,928
Netflix, Inc. 5.38%, 11/15/2029 (b)	357,000	368,451
NextEra Energy Capital Holdings, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.75%, 6/15/2054 (f)	220,000	225,498
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.36%), 6.70%, 9/1/2054 (f)	240,000	243,617
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 6.38%, 8/15/2055 (f)	115,000	115,390
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	129

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
United States — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.98%), 6.50%, 8/15/2055 (f)	85,000	86,081
NiSource, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.45%), 6.95%, 11/30/2054 (f)	116,000	118,523
Occidental Petroleum Corp.
5.20%, 8/1/2029	70,000	70,357
5.38%, 1/1/2032	65,000	64,520
OI European Group BV
6.25%, 5/15/2028 (a)	EUR380,000	408,204
5.25%, 6/1/2029 (b)	EUR261,000	276,197
Pacific Gas and Electric Co.
3.30%, 3/15/2027	366,000	354,998
6.15%, 1/15/2033	460,000	477,365
6.40%, 6/15/2033	360,000	380,150
PG&E Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.88%), 7.38%, 3/15/2055 (f)	747,000	738,271
PNC Financial Services Group, Inc. (The)
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.60%), 3.40%, 9/15/2026 (d) (e) (f)	611,000	579,941
(SOFR + 1.26%), 4.81%, 10/21/2032 (f)	260,000	257,828
(SOFR + 1.90%), 5.68%, 1/22/2035 (f)	110,000	113,444
PPL Capital Funding, Inc. 5.25%, 9/1/2034	45,000	44,954
Prudential Financial, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.40%), 6.50%, 3/15/2054 (f)	295,000	302,221
Regency Centers LP, REIT 2.95%, 9/15/2029	95,000	88,536
Roper Technologies, Inc. 2.95%, 9/15/2029	160,000	148,838
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

United States — continued
SCIL IV LLC 9.50%, 7/15/2028 (a)	EUR800,000	884,959
Sempra (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.79%), 6.88%, 10/1/2054 (f)	280,000	280,550
Southern Co. (The) Series 2025, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.07%), 6.38%, 3/15/2055 (f)	323,000	325,108
State Street Corp.
Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 6.70%, 3/15/2029 (d) (e) (f)	59,000	60,325
Series J, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 6.70%, 9/15/2029 (d) (e) (f)	270,000	276,064
Take-Two Interactive Software, Inc.
3.70%, 4/14/2027	210,000	206,112
5.60%, 6/12/2034	215,000	221,730
Texas Instruments, Inc.
5.00%, 3/14/2053	90,000	85,301
5.15%, 2/8/2054	225,000	217,792
Thermo Fisher Scientific, Inc. 0.88%, 10/1/2031	EUR100,000	90,837
TI Automotive Finance plc 3.75%, 4/15/2029 (a)	EUR650,000	675,575
T-Mobile USA, Inc. 2.63%, 2/15/2029	34,000	31,415
Truist Financial Corp.
(SOFR + 2.30%), 6.12%, 10/28/2033 (f)	95,000	100,719
(SOFR + 1.85%), 5.12%, 1/26/2034 (f)	410,000	405,775
(SOFR + 2.36%), 5.87%, 6/8/2034 (f)	336,000	348,936
(SOFR + 1.92%), 5.71%, 1/24/2035 (f)	75,000	77,135
SEE NOTES TO FINANCIAL STATEMENTS.

130	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
United States — continued
Uber Technologies, Inc. 5.35%, 9/15/2054	70,000	66,625
UGI International LLC 2.50%, 12/1/2029 (a)	EUR350,000	344,095
Union Electric Co. 3.90%, 4/1/2052	80,000	62,888
US Bancorp (SOFR + 1.86%), 5.68%, 1/23/2035 (f)	110,000	113,051
Ventas Realty LP, REIT 5.00%, 1/15/2035	325,000	317,936
Vistra Operations Co. LLC
6.00%, 4/15/2034 (b)	720,000	737,577
5.70%, 12/30/2034 (b)	150,000	150,732
Warnermedia Holdings, Inc.
4.30%, 1/17/2030	EUR226,000	239,408
4.28%, 3/15/2032	682,000	612,661
Wells Fargo & Co.
(SOFR + 1.74%), 5.57%, 7/25/2029 (f)	780,000	799,783
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 6.85%, 9/15/2029 (d) (e) (f)	645,000	666,169
(SOFR + 1.11%), 5.24%, 1/24/2031 (f)	475,000	482,781
(SOFR + 1.99%), 5.56%, 7/25/2034 (f)	500,000	510,114
(SOFR + 1.78%), 5.50%, 1/23/2035 (f)	390,000	396,402
(SOFR + 1.38%), 5.21%, 12/3/2035 (f)	467,000	465,760
Welltower OP LLC, REIT 2.80%, 6/1/2031	220,000	195,712
		78,366,107
Total Corporate Bonds (Cost $389,860,589)		380,208,772
Foreign Government Securities — 29.0%
Angola — 0.1%
Republic of Angola
8.00%, 11/26/2029 (a)	210,000	191,495
8.75%, 4/14/2032 (b)	273,000	243,625
		435,120
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Australia — 1.9%
Commonwealth of Australia
1.25%, 5/21/2032	AUD19,398,000	9,894,330
3.00%, 3/21/2047 (a)	AUD2,140,000	1,004,335
		10,898,665
Brazil — 3.3%
Notas do Tesouro Nacional 10.00%, 1/1/2027	BRL121,900,000	19,202,066
Canada — 4.9%
Canada Government Bond
3.50%, 8/1/2025	CAD11,190,000	7,759,560
4.50%, 11/1/2025	CAD7,400,000	5,174,399
4.00%, 8/1/2026	CAD22,838,000	16,087,708
		29,021,667
Colombia — 0.2%
Republic of Colombia
3.13%, 4/15/2031	992,000	807,736
7.50%, 2/2/2034	370,000	370,666
		1,178,402
Costa Rica — 0.2%
Republic of Costa Rica
6.13%, 2/19/2031 (a)	580,000	589,065
7.30%, 11/13/2054 (b)	791,000	832,077
		1,421,142
Czech Republic — 1.2%
Czech Republic
4.90%, 4/14/2034	CZK68,550,000	3,021,735
3.50%, 5/30/2035	CZK79,050,000	3,119,718
1.95%, 7/30/2037	CZK37,240,000	1,207,395
		7,348,848
Dominican Republic — 0.4%
Dominican Republic Government Bond
6.95%, 3/15/2037 (b)	1,357,000	1,392,146
5.30%, 1/21/2041 (b)	375,000	325,429
6.85%, 1/27/2045 (a)	660,000	663,795
		2,381,370
Egypt — 0.3%
Arab Republic of Egypt
8.63%, 2/4/2030 (b)	783,000	778,106
7.63%, 5/29/2032 (a)	1,270,000	1,122,807
		1,900,913
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	131

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
El Salvador — 0.1%
Republic of El Salvador 9.65%, 11/21/2054 (b)	659,000	699,858
Germany — 1.5%
Bundesobligation 2.10%, 4/12/2029 (a)	EUR2,500,000	2,595,709
Bundesrepublik Deutschland
1.70%, 8/15/2032 (a)	EUR2,370,000	2,371,429
2.30%, 2/15/2033 (a)	EUR1,090,000	1,133,198
Bundesschatzanweisungen 2.90%, 6/18/2026 (a)	EUR2,500,000	2,620,144
		8,720,480
Guatemala — 0.3%
Republic of Guatemala
6.05%, 8/6/2031 (b)	1,130,000	1,127,457
6.55%, 2/6/2037 (b)	525,000	528,938
		1,656,395
Hungary — 0.3%
Hungary Government Bond
5.50%, 3/26/2036 (b)	1,296,000	1,265,220
6.75%, 9/25/2052 (b)	664,000	710,480
		1,975,700
Indonesia — 1.2%
Republic of Indonesia
6.88%, 4/15/2029	IDR37,428,000,000	2,268,406
7.00%, 2/15/2033	IDR22,841,000,000	1,379,499
6.75%, 7/15/2035	IDR59,883,000,000	3,562,143
		7,210,048
Israel — 0.2%
State of Israel Government Bond 3.38%, 1/15/2050	1,360,000	918,000
Italy — 0.2%
Italian Republic Government Bond 2.88%, 10/17/2029	1,135,000	1,046,737
Ivory Coast — 0.4%
Republic of Cote d'Ivoire
6.38%, 3/3/2028 (a)	270,000	268,885
6.13%, 6/15/2033 (a)	1,010,000	908,051
6.88%, 10/17/2040 (b)	EUR1,220,000	1,110,930
		2,287,866
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Kenya — 0.3%
Republic of Kenya
7.25%, 2/28/2028 (b)	780,000	763,425
9.50%, 3/5/2036 (b)	723,000	699,141
		1,462,566
Lebanon — 0.0% ^
Lebanese Republic
6.65%, 4/22/2024 (a) (g)	227,000	42,903
6.65%, 11/3/2028 (a) (g)	226,000	42,714
		85,617
Mexico — 4.5%
Mex Bonos Desarr Fix Rt
8.50%, 2/28/2030	MXN245,500,000	11,576,566
7.75%, 5/29/2031	MXN118,020,000	5,318,336
7.50%, 5/26/2033	MXN87,370,000	3,782,640
8.00%, 5/24/2035	MXN72,630,000	3,187,236
United Mexican States
4.49%, 5/25/2032	EUR926,000	961,229
6.35%, 2/9/2035	325,000	326,950
7.38%, 5/13/2055	604,000	629,368
3.77%, 5/24/2061	942,000	561,903
3.75%, 4/19/2071	741,000	427,631
		26,771,859
New Zealand — 0.3%
New Zealand Government Bond
4.50%, 4/15/2027 (a)	NZD952,000	542,734
2.75%, 4/15/2037 (a)	NZD3,201,000	1,474,588
		2,017,322
Nigeria — 0.2%
Federal Republic of Nigeria
7.63%, 11/21/2025 (a)	300,000	301,782
7.38%, 9/28/2033 (b)	677,000	598,150
		899,932
Oman — 0.4%
Sultanate of Oman Government Bond
5.63%, 1/17/2028 (a)	300,000	302,812
6.25%, 1/25/2031 (a)	1,110,000	1,156,154
6.75%, 1/17/2048 (a)	600,000	626,250
		2,085,216
SEE NOTES TO FINANCIAL STATEMENTS.

132	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Paraguay — 0.2%
Republic of Paraguay
4.95%, 4/28/2031 (b)	550,000	536,608
5.60%, 3/13/2048 (a)	900,000	809,550
		1,346,158
Poland — 1.2%
Republic of Poland
6.00%, 10/25/2033	PLN2,179,000	549,620
2.00%, 8/25/2036	PLN24,496,151	5,360,008
5.50%, 3/18/2054	1,395,000	1,335,782
		7,245,410
Romania — 0.3%
Romania Government Bond
6.63%, 9/27/2029 (b)	EUR776,000	867,571
7.50%, 2/10/2037 (b)	660,000	677,325
7.63%, 1/17/2053 (b)	148,000	151,145
		1,696,041
Saudi Arabia — 0.3%
Kingdom of Saudi Arabia 5.00%, 1/18/2053 (b)	1,926,000	1,688,861
Senegal — 0.1%
Republic of Senegal 6.25%, 5/23/2033 (a)	660,000	515,216
South Africa — 1.0%
Republic of South Africa
4.30%, 10/12/2028	490,000	461,579
4.85%, 9/30/2029	990,000	931,649
9.00%, 1/31/2040	ZAR96,800,000	4,329,860
		5,723,088
Spain — 1.2%
Bonos and Obligaciones del Estado 1.60%, 4/30/2025 (a)	EUR7,070,000	7,323,797
Turkey — 1.5%
Istanbul Metropolitan Municipality
6.38%, 12/9/2025 (a)	420,000	419,160
10.50%, 12/6/2028 (a)	380,000	411,350
Republic of Turkiye (The)
HB, 36.00%, 8/12/2026	TRY173,351,253	4,784,594
9.88%, 1/15/2028	350,000	386,319
HB, 30.00%, 9/12/2029	TRY25,207,334	702,732
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Turkey—continued
7.63%, 5/15/2034	788,000	811,394
6.50%, 1/3/2035	1,084,000	1,027,426
		8,542,975
United Arab Emirates — 0.1%
United Arab Emirates Government Bond 4.00%, 7/28/2050 (b)	1,210,000	792,550
United Kingdom — 0.7%
United Kingdom of Great Britain and Northern Ireland 4.25%, 3/7/2036 (a)	GBP3,456,937	4,229,104
Total Foreign Government Securities (Cost $184,794,490)		170,728,989
Commercial Mortgage-Backed Securities — 0.6%
United States — 0.6%
BANK Series 2018-BN13, Class C, 4.55%, 8/15/2061 (i)	118,000	102,977
Benchmark Mortgage Trust Series 2019-B11, Class C, 3.75%, 5/15/2052 (i)	315,000	239,579
BHMS Series 2018-ATLS, Class A, 5.86%, 7/15/2035 (b) (i)	130,000	129,879
BX Commercial Mortgage Trust Series 2024-MF, Class B, 6.00%, 2/15/2039 (b) (i)	283,346	283,522
Cascade Funding Mortgage Trust Series 2021-FRR1, Class BK45, 0.81%, 3/31/2025 (b) (i)	1,000,000	994,064
CCUBS Commercial Mortgage Trust Series 2017-C1, Class C, 4.43%, 11/15/2050 (i)	28,000	25,900
CD Mortgage Trust Series 2016-CD2, Class C, 3.99%, 11/10/2049 (i)	21,000	12,216
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K739, Class X1, IO, 1.18%, 9/25/2027 (i)	2,043,228	44,784
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	133

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
United States — continued
Series K072, Class X3, IO, 2.14%, 12/25/2045 (i)	400,000	22,048
Series K089, Class X3, IO, 2.30%, 1/25/2046 (i)	850,000	67,544
Series K078, Class X3, IO, 2.21%, 6/25/2046 (i)	1,820,000	115,821
Series K088, Class X3, IO, 2.35%, 2/25/2047 (i)	880,000	70,841
FREMF Series 2018-KF46, Class B, 6.39%, 3/25/2028 (b) (i)	18,756	17,996
FREMF Mortgage Trust
Series 2017-KF38, Class B, 6.94%, 9/25/2024 (b) (i)	19,725	19,705
Series 2018-KF49, Class B, 6.34%, 6/25/2025 (b) (i)	133,319	132,320
GS Mortgage Securities Trust
Series 2012-GCJ9, Class D, 4.67%, 11/10/2045 (b) (i)	255,663	232,668
Series 2015-GC30, Class C, 4.05%, 5/10/2050 (i)	36,000	32,215
JPMBB Commercial Mortgage Securities Trust
Series 2015-C30, Class C, 4.23%, 7/15/2048 (i)	62,000	47,382
Series 2015-C31, Class C, 4.64%, 8/15/2048 (i)	23,000	18,401
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP4, Class C, 3.38%, 12/15/2049 (i)	28,000	23,456
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ, 5.45%, 9/15/2039 (i)	134,898	44,791
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24, Class C, 4.31%, 5/15/2048 (i)	36,000	34,425
Morgan Stanley Capital I Trust
Series 2005-HQ7, Class E, 5.44%, 11/14/2042 (i)	880	859
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

United States — continued
Series 2015-MS1, Class B, 4.02%, 5/15/2048 (i)	28,000	26,681
SDR Commercial Mortgage Trust Series 2024-DSNY, Class B, 6.05%, 5/15/2039 (b) (i)	378,000	377,882
UBS Commercial Mortgage Trust Series 2017-C7, Class B, 4.29%, 12/15/2050 (i)	106,000	100,572
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A, 4.05%, 10/26/2048 (b) (i)	50,009	48,658
Series 2019-1, Class M1, 3.94%, 3/25/2049 (b) (i)	61,339	56,569
Total Commercial Mortgage-Backed Securities (Cost $3,606,088)		3,323,755
Supranational — 0.3%
European Union, 3.00%, 3/4/2053 (a) (Cost $2,032,883)	EUR2,035,000	1,935,722
Collateralized Mortgage Obligations — 0.3%
United States — 0.3%
Alternative Loan Trust
Series 2004-25CB, Class A1, 6.00%, 12/25/2034	64,271	57,169
Series 2005-6CB, Class 1A6, 5.50%, 4/25/2035	44,798	38,342
Series 2007-2CB, Class 1A6, 5.75%, 3/25/2037	109,062	57,263
Chase Mortgage Finance Trust Series 2007-A1, Class 1A5, 6.68%, 2/25/2037 (i)	7,069	6,945
CHL Mortgage Pass-Through Trust Series 2007-16, Class A1, 6.50%, 10/25/2037	39,689	16,681
SEE NOTES TO FINANCIAL STATEMENTS.

134	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
United States — continued
Connecticut Avenue Securities Trust Series 2023-R02, Class 1M1, 6.65%, 1/25/2043 (b) (i)	257,278	263,296
FHLMC, REMIC
Series 4305, Class SK, IF, IO, 2.15%, 2/15/2044 (i)	322,301	44,011
Series 4689, Class SD, IF, IO, 1.70%, 6/15/2047 (i)	213,710	24,278
Series 5022, IO, 3.00%, 9/25/2050	333,434	56,849
Series 5023, Class MI, IO, 3.00%, 10/25/2050	585,639	99,086
Series 4839, Class WS, IF, IO, 1.65%, 8/15/2056 (i)	1,561,915	209,597
FNMA, REMIC
Series 2012-146, Class AI, IO, 3.00%, 1/25/2028	200,357	4,743
Series 2016-68, Class BI, IO, 3.00%, 10/25/2031	281,177	15,982
Series 2012-93, Class SE, IF, IO, 1.63%, 9/25/2042 (i)	63,129	6,805
Series 2012-124, Class UI, IO, 4.00%, 11/25/2042	64,115	11,453
Series 2015-40, Class LS, IF, IO, 1.70%, 6/25/2045 (i)	169,064	18,895
Series 2017-31, Class SG, IF, IO, 1.63%, 5/25/2047 (i)	564,634	62,718
Series 2017-39, Class ST, IF, IO, 1.63%, 5/25/2047 (i)	156,598	17,751
FNMA, STRIPS Series 409, Class 27, IO, 4.00%, 4/25/2027 (i)	14,466	202
GNMA Series 2015-H13, Class GI, IO, 1.52%, 4/20/2065 (i)	33,855	833
Merrill Lynch Mortgage Investors Trust Series 2004-C, Class A1, 4.99%, 7/25/2029 (i)	5,693	5,574
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

United States — continued
Structured Adjustable Rate Mortgage Loan Trust Series 2004-8, Class 3A, 6.06%, 7/25/2034 (i)	7,823	7,569
VM Master Issuer LLC Series 2022-1, Class A1, 6.16%, 5/24/2025 ‡ (b) (j)	896,272	894,531
Total Collateralized Mortgage Obligations (Cost $2,171,692)		1,920,573
Asset-Backed Securities — 0.3%
Cayman Islands — 0.1%
Dryden CLO Ltd. Series 2019-68A, Class ARR, 5.40%, 7/15/2035 (b) (i)	330,000	330,726
Galaxy CLO Ltd. Series 2013-15A, Class ARR, 5.53%, 10/15/2030 (b) (i)	43,244	43,278
		374,004
United States — 0.2%
Accelerated Assets LLC Series 2018-1, Class C, 6.65%, 12/2/2033 (b)	40,247	39,405
BMW Vehicle Lease Trust Series 2023-1, Class A3, 5.16%, 11/25/2025	2,920	2,922
Chase Funding Trust Series 2003-6, Class 1A7, 4.87%, 11/25/2034 (j)	48,643	47,585
Credit-Based Asset Servicing and Securitization LLC Series 2004-CB5, Class M1, 5.35%, 1/25/2034 (i)	60,460	64,211
Exeter Automobile Receivables Trust Series 2024-3A, Class D, 5.98%, 9/16/2030	300,000	308,308
Flagship Credit Auto Trust
Series 2023-1, Class A3, 5.01%, 8/16/2027 (b)	86,457	86,546
Series 2023-1, Class B, 5.05%, 1/18/2028 (b)	66,000	66,130
GM Financial Automobile Leasing Trust Series 2023-1, Class A3, 5.16%, 4/20/2026	43,082	43,135
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	135

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
United States — continued
JetBlue Pass-Through Trust Series 2019-1, Class A, 2.95%, 5/15/2028	38,417	35,216
Structured Asset Investment Loan Trust Series 2005-HE3, Class M1, 5.15%, 9/25/2035 (i)	854	852
US Auto Funding Series 2021-1A, Class C, 2.20%, 5/15/2026 (b)	468,334	442,938
		1,137,248
Total Asset-Backed Securities (Cost $1,533,814)		1,511,252
	SHARES
Common Stocks — 0.0% ^
United States — 0.0% ^
Windstream Holdings, Inc. ‡ *(Cost $—)	16	280
Short-Term Investments — 2.4%
Investment Companies — 2.4%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.32% (k) (l) (Cost $14,100,041)	14,100,041	14,100,041
Total Investments — 97.4% (Cost $598,099,597)		573,729,384
Other Assets in Excess of Liabilities — 2.6%		15,511,999
NET ASSETS — 100.0%		589,241,383

Percentages indicated are based on net assets.

Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
CZK	Czech Republic Koruna
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GBP	British Pound
GNMA	Government National Mortgage Association
HB
High Coupon Bonds (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal.
The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

ICE	Intercontinental Exchange
IDR	Indonesian Rupiah
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of
February 28, 2025. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JSC	Joint Stock Company
MXN	Mexican Peso
NZD	New Zealand Dollar
PLN	Polish Zloty
PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)
Contingent Capital security (“CoCo”). CoCos are hybrid
debt securities that may be convertible into equity or
may be written down if a pre-specified trigger event
occurs. The total value of aggregate CoCo holdings at
February 28, 2025 is $21,482,796 or 3.65% of the
Fund’s net assets as of February 28, 2025.

SEE NOTES TO FINANCIAL STATEMENTS.

136	J.P. Morgan Exchange-Traded Funds	February 28, 2025

(d)	Security is an interest bearing note with preferred security characteristics.
(e)
Security is perpetual and thus, does not have a
predetermined maturity date. The coupon rate for this
security is fixed for a period of time and may be
structured to adjust thereafter. The date shown, if
applicable, reflects the next call date. The coupon rate
shown is the rate in effect as of February 28, 2025.

(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2025.
(g)	Defaulted security.
(h)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(i)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 28, 2025.

(j)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of February 28, 2025.

(k)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of February 28, 2025.
Futures contracts outstanding as of February 28, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro-BTP	114	03/06/2025	EUR	14,260,720	(147,244)
Euro-Schatz	677	03/06/2025	EUR	75,116,505	124,793
Short-Term Euro-BTP	229	03/06/2025	EUR	25,574,972	38,161
Australia 10 Year Bond	156	03/17/2025	AUD	10,989,038	152,747
U.S. Treasury 10 Year Note	181	06/18/2025	USD	20,133,422	131,135
U.S. Treasury 10 Year Ultra Note	16	06/18/2025	USD	1,832,000	13,201
U.S. Treasury Long Bond	11	06/18/2025	USD	1,303,156	8,914
Long Gilt	183	06/26/2025	GBP	21,507,184	232,129
U.S. Treasury 2 Year Note	97	06/30/2025	USD	20,079,000	37,037
U.S. Treasury 5 Year Note	287	06/30/2025	USD	30,998,242	147,254
					738,127
Short Contracts
Euro-Bobl	(40)	03/06/2025	EUR	(4,895,877)	57,908
Euro-Bund	(152)	03/06/2025	EUR	(21,019,948)	38,793
Euro-Buxl 30 Year Bond	(13)	03/06/2025	EUR	(1,750,424)	(29,652)
Japan 10 Year Bond	(35)	03/13/2025	JPY	(32,485,468)	345,799
U.S. Treasury 10 Year Ultra Note	(58)	06/18/2025	USD	(6,641,000)	(51,613)
U.S. Treasury Long Bond	(7)	06/18/2025	USD	(829,281)	(6,492)
U.S. Treasury Ultra Bond	(132)	06/18/2025	USD	(16,479,375)	(201,564)
U.S. Treasury 2 Year Note	(7)	06/30/2025	USD	(1,449,000)	(2,748)
U.S. Treasury 5 Year Note	(188)	06/30/2025	USD	(20,305,469)	(100,204)
					50,227
					788,354

Abbreviations
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	137

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
Forward foreign currency exchange contracts outstanding as of February 28, 2025:

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
EUR	865,798	USD	895,125	Barclays Bank plc	3/5/2025	3,051
USD	2,708,219	EUR	2,603,963	BNP Paribas	3/5/2025	6,874
USD	204,460,826	EUR	196,700,659	HSBC Bank, NA	3/5/2025	404,096
CLP	573,294,974	USD	596,325	Goldman Sachs International**	3/25/2025	698
CNY	2,011,963	USD	277,716	Morgan Stanley**	3/25/2025	2,177
TRY	21,646,749	USD	579,301	BNP Paribas	3/25/2025	2,607
TRY	93,739,157	USD	2,508,904	Morgan Stanley	3/25/2025	10,993
USD	11,224,559	AUD	17,705,538	Morgan Stanley	3/25/2025	236,446
USD	19,902,247	BRL	114,673,968	Goldman Sachs International**	3/25/2025	522,550
USD	601,155	CAD	856,946	Morgan Stanley	3/25/2025	8,273
USD	46,311,474	CAD	65,479,144	TD Bank Financial Group	3/25/2025	1,009,405
USD	2,704,664	COP	11,115,724,681	Citibank, NA**	3/25/2025	36,356
USD	7,610,114	CZK	181,780,901	Goldman Sachs International	3/25/2025	90,487
USD	18,602,013	EUR	17,715,088	Barclays Bank plc	3/25/2025	205,374
USD	123,588	EUR	118,650	BNP Paribas	3/25/2025	373
USD	758,360	EUR	724,597	HSBC Bank, NA	3/25/2025	5,886
USD	4,433,536	GBP	3,522,295	BNP Paribas	3/25/2025	3,049
USD	8,601,470	HUF	3,293,954,477	Barclays Bank plc	3/25/2025	131,211
USD	7,736,851	IDR	125,483,992,815	Goldman Sachs International**	3/25/2025	163,140
USD	5,432,562	INR	473,243,011	Standard Chartered Bank**	3/25/2025	30,934
USD	12,053,305	MXN	247,066,519	Goldman Sachs International	3/25/2025	70,724
USD	6,882,065	MXN	140,405,564	HSBC Bank, NA	3/25/2025	72,478
USD	2,030,207	NZD	3,557,996	Morgan Stanley	3/25/2025	38,257
USD	5,290,667	PHP	305,439,603	Citibank, NA**	3/25/2025	26,183
USD	6,111,820	PLN	24,295,400	Goldman Sachs International	3/25/2025	110,549
USD	2,681,819	SGD	3,590,183	BNP Paribas	3/25/2025	22,480
USD	2,882,223	ZAR	53,276,080	Goldman Sachs International	3/25/2025	39,789
USD	212,381,670	EUR	203,804,144	Barclays Bank plc	4/3/2025	632,832
USD	9,724,015	GBP	7,715,305	HSBC Bank, NA	4/3/2025	19,581
Total unrealized appreciation						3,906,853
EUR	205,542,714	USD	213,884,436	Barclays Bank plc	3/5/2025	(654,981)
EUR	1,163,064	USD	1,213,864	HSBC Bank, NA	3/5/2025	(7,305)
GBP	7,715,305	USD	9,724,663	HSBC Bank, NA	3/5/2025	(19,603)
USD	8,574,157	EUR	8,266,954	BNP Paribas	3/5/2025	(1,960)
USD	273,240	GBP	220,000	BNP Paribas	3/5/2025	(3,497)
USD	8,923,173	GBP	7,185,192	Goldman Sachs International	3/5/2025	(115,059)
USD	385,136	GBP	310,114	Morgan Stanley	3/5/2025	(4,955)
CAD	12,148,145	USD	8,477,370	HSBC Bank, NA	3/25/2025	(72,616)
CLP	7,680,829,977	USD	8,172,009	HSBC Bank, NA**	3/25/2025	(173,277)
CZK	69,094,783	EUR	2,753,921	Goldman Sachs International	3/25/2025	(1,668)
EUR	215,966	USD	224,887	Citibank, NA	3/25/2025	(612)
EUR	5,724,596	USD	6,010,729	Morgan Stanley	3/25/2025	(65,892)
HUF	1,113,510,611	EUR	2,780,440	Barclays Bank plc	3/25/2025	(24,068)
KRW	4,221,751,754	USD	2,930,348	Goldman Sachs International**	3/25/2025	(37,772)
KRW	12,019,002,059	USD	8,361,917	Standard Chartered Bank**	3/25/2025	(126,978)
PHP	154,816,510	USD	2,679,185	Citibank, NA**	3/25/2025	(10,804)
SGD	3,854,933	USD	2,878,093	BNP Paribas	3/25/2025	(22,648)
TWD	357,599,325	USD	10,942,034	Citibank, NA**	3/25/2025	(83,150)
TWD	19,427,353	USD	592,655	Merrill Lynch International**	3/25/2025	(2,723)
ZAR	71,235,406	USD	3,864,243	Goldman Sachs International	3/25/2025	(63,627)
EUR	628,867	USD	660,086	Barclays Bank plc	4/3/2025	(6,704)
EUR	261,524	USD	274,112	BNP Paribas	4/3/2025	(2,393)
Total unrealized depreciation						(1,502,292)
Net unrealized appreciation						2,404,561

SEE NOTES TO FINANCIAL STATEMENTS.

138	J.P. Morgan Exchange-Traded Funds	February 28, 2025

Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chile Peso
CNY	China Yuan
COP	Columbian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	Korean Republic Won
MXN	Mexican Peso
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

**	Non-deliverable forward.
Centrally Cleared interest rate swap contracts outstanding as of February 28, 2025:

FLOATING RATE INDEX (a)	FIXED RATE %	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
6 month EURIBOR semi-annually	2.28 annually	Pay	12/18/2029	EUR25,200,000	—	66,041	66,041
1 day SOFR annually	3.62 annually	Receive	7/15/2036	USD14,714,000	—	178,671	178,671
1 day SOFR annually	3.95 annually	Pay	4/19/2029	USD41,810,000	(7,483)	256,630	249,147
					(7,483)	501,342	493,859
1 day SOFR annually	4.02 annually	Receive	4/19/2037	USD9,964,000	5,076	(165,368)	(160,292)
1 day CDI at termination	11.25 at termination	Pay	1/4/2027	BRL18,896,360	—	(209,396)	(209,396)
1 day CDI at termination	11.30 at termination	Pay	1/4/2027	BRL18,880,536	—	(205,197)	(205,197)
1 day SOFR annually	3.46 annually	Pay	7/15/2028	USD63,383,000	—	(159,415)	(159,415)
6 month EURIBOR semi-annually	2.16 annually	Pay	12/18/2026	EUR59,200,000	—	(83,974)	(83,974)
1 day SOFR annually	3.89 annually	Receive	11/15/2034	USD14,377,000	(2,363)	(158,696)	(161,059)
					2,713	(982,046)	(979,333)
					(4,770)	(480,704)	(485,474)

(a)	Value of floating rate index at February 28, 2025 was as follows:

FLOATING RATE INDEX	VALUE
1 day CDI	1.98%
1 day SOFR	4.39
6 month EURIBOR	2.36

Abbreviations
BRL	Brazilian Real
CDI	Certificate of interbank deposits
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	139

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — 89.7% (a)
Alabama — 2.0%
Black Belt Energy Gas District, Gas Project
Series 2023A, Rev., 5.25%, 10/1/2030 (b)	2,000,000	2,148,198
Series 2023B-2, Rev., LIQ : Royal Bank of Canada, 5.25%, 12/1/2030 (b)	1,010,000	1,088,312
Series 2024D, Rev., 5.00%, 11/1/2034 (b)	1,590,000	1,721,502
Black Belt Energy Gas District, Gas Project No. 8 Series 2022A, Rev., 4.00%, 12/1/2029 (b)	2,820,000	2,818,764
County of Jefferson sewer
Series 2024, Rev., 5.00%, 10/1/2038	2,000,000	2,208,313
Series 2024, Rev., 5.00%, 10/1/2039	2,000,000	2,204,262
Energy Southeast A Cooperative District Series 2023A-1, Rev., 5.50%, 1/1/2031 (b)	5,010,000	5,454,246
Lower Alabama Gas District (The), Gas Project Series 2016A, Rev., 5.00%, 9/1/2031	1,250,000	1,343,452
Mobile County Industrial Development Authority, Calvert LLC Project
Series 2024 A, Rev., AMT, 5.00%, 6/1/2054	6,000,000	6,092,114
Series 2024 B, Rev., AMT, 4.75%, 12/1/2054	2,500,000	2,469,156
Selma Industrial Development Board, International Paper Co. Projects
Series 2020A, Rev., 1.38%, 6/16/2025 (b)	400,000	397,096
Series 2019A, Rev., 3.45%, 10/1/2031 (b)	1,425,000	1,423,059
Southeast Alabama Gas Supply District (The), Project No. 2 Series 2024 B, Rev., 5.00%, 5/1/2032 (b)	1,500,000	1,609,041
Southeast Energy Authority A Cooperative District
Series 2025C, Rev., 5.00%, 2/1/2031 (b)	3,000,000	3,199,477
Series 2025 B, Rev., 5.25%, 1/1/2033 (b)	4,000,000	4,275,128
Southeast Energy Authority A Cooperative District Project No.06 Series 2023B, Rev., LIQ : Royal Bank of Canada, 5.00%, 6/1/2030 (b)	5,870,000	6,215,300
Southeast Energy Authority A Cooperative District, Project No. 2 Series 2021B, Rev., 4.00%, 12/1/2031 (b)	2,115,000	2,116,326
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Alabama — continued
Southeast Energy Authority A Cooperative District, Project No. 3 Series 2022A-1, Rev., 5.50%, 12/1/2029 (b)	1,000,000	1,072,625
University of Alabama (The), Huntsville General Fee Series 2018B-2, Rev., 5.00%, 9/1/2031	95,000	101,827
Total Alabama		47,958,198
Alaska — 0.5%
Alaska Housing Finance Corp., State Capital Project Series II 2024A, Rev., 5.00%, 12/1/2027	1,000,000	1,055,479
Alaska Industrial Development and Export Authority, Tanana Chiefs Conference Project
Series 2019 A, Rev., 5.00%, 10/1/2033	1,500,000	1,595,298
Series 2019 A, Rev., 4.00%, 10/1/2034	2,110,000	2,126,999
Series 2019 A, Rev., 4.00%, 10/1/2036	2,455,000	2,463,004
Municipality of Anchorage Series 2024 A, Rev., AMT, 5.50%, 2/1/2030	1,800,000	1,962,008
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-Backed Senior Capital Appreciation Series 2021 B-2, Class 2, Rev., Zero Coupon, 6/1/2066	14,500,000	2,117,023
Total Alaska		11,319,811
Arizona — 2.0%
Arizona Board of Regents Series 2020A, Rev., 5.00%, 7/1/2033	430,000	474,825
Arizona Board of Regents, State University
Series 2020A, Rev., 5.00%, 7/1/2030	105,000	116,663
Series 2024B, Rev., 5.00%, 7/1/2042	1,250,000	1,375,845
Series 2024, Rev., 5.00%, 8/1/2042	1,000,000	1,097,282
Arizona Industrial Development Authority, Academies of Math and Science Projects, Rev., 4.50%, 7/1/2033 (c)	510,000	515,355
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC
Series 2024 A, Rev., 5.00%, 11/1/2029	2,600,000	2,790,453
Series 2023A, Rev., 5.00%, 11/1/2030	1,505,000	1,648,863
Series 2024 A, Rev., 5.00%, 11/1/2040	1,090,000	1,196,808
Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project Series 2025 A2, Rev., 5.13%, 1/1/2059	250,000	236,386
Arizona Industrial Development Authority, KIPP Nashville Project
Series 2022A, Rev., 5.00%, 7/1/2028	225,000	232,952
Series 2022A, Rev., 5.00%, 7/1/2029	235,000	245,087
SEE NOTES TO FINANCIAL STATEMENTS.

140	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Arizona — continued
Arizona Industrial Development Authority, KIPP NYC Public Charter Schools Jerome Facility Project Series 2021 B, Rev., 4.00%, 7/1/2041	1,430,000	1,376,244
Arizona Industrial Development Authority, Macombs Facility Project Series 2021A, Rev., 4.00%, 7/1/2041	1,000,000	962,408
Arizona Industrial Development Authority, Multi-Family The Ranches At Gunsmoke Project, Rev., 5.00%, 11/1/2026 (b)	2,580,000	2,655,431
Arizona Industrial Development Authority, National Charter School Revolving Loan Fund
Series 2020A, Rev., 4.00%, 11/1/2038	200,000	201,094
Series 2023A, Rev., 5.00%, 11/1/2038	1,000,000	1,097,135
Series 2023A, Rev., 5.00%, 11/1/2040	1,950,000	2,115,068
Series 2023A, Rev., 5.25%, 11/1/2048	1,000,000	1,066,000
City of Glendale Water and Sewer, Senior Lien, Rev., 5.00%, 7/1/2040	475,000	534,716
City of Phoenix Civic Improvement Corp., Junior Lien, Airport System Series 2019A, Rev., 5.00%, 7/1/2044	2,000,000	2,089,448
City of Phoenix Civic Improvement Corp., Junior Lien, Wastewater System
Series 2023, Rev., 5.00%, 7/1/2041	2,000,000	2,214,306
Series 2023, Rev., 5.00%, 7/1/2043	4,000,000	4,382,347
City of Phoenix Civic Improvement Corp., Senior Lien, Airport System Series 2023, Rev., AMT, 5.00%, 7/1/2025	500,000	503,228
Glendale Union High School District No. 205, Arizona School Improvement Project of 2024 Series 2024A, GO, AGC, 5.00%, 7/1/2036	1,025,000	1,175,778
Industrial Development Authority of the County of Pima (The), La Posada at Pusch Ridge Project Series 2022B-3, Rev., 5.13%, 11/15/2029 (c)	750,000	752,155
Maricopa County Industrial Development Authority, Banner Health
Series 2023A-1, Rev., 5.00%, 5/15/2026 (b)	1,385,000	1,413,235
Series A, Rev., 4.00%, 1/1/2041	1,500,000	1,500,797
Maricopa County Industrial Development Authority, Honorhealth
Series 2024 D, Rev., 5.00%, 12/1/2043	1,500,000	1,622,567
Series 2024 D, Rev., 5.00%, 12/1/2044	1,355,000	1,457,246
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Arizona — continued
Maricopa County Industrial Development Authority, Valley Christian Schools Project Series 2023A, Rev., 6.00%, 7/1/2043 (c)	945,000	957,090
Maricopa County School District No. 3, Tempe Elementary, School Improvement, Project of 2016 Series 2017A, GO, 5.00%, 7/1/2027	30,000	31,605
Maricopa County Unified School District No. 60 Higley, COP, AGM, 5.00%, 6/1/2036	200,000	221,761
Pima County Unified School District No. 1 Tucson, Project of 2023
Series 2024 A, GO, AGM, 5.00%, 7/1/2025	1,100,000	1,107,924
Series 2024 A, GO, AGM, 5.00%, 7/1/2036	1,000,000	1,131,972
Series 2024 A, GO, AGM, 5.00%, 7/1/2038	1,750,000	1,963,058
Salt River Project Agricultural Improvement and Power District, Arizona Electric System Series 2023B, Rev., 5.25%, 1/1/2053	4,850,000	5,288,359
Salt Verde Financial Corp. Series 2007-1, Rev., 5.25%, 12/1/2026	100,000	103,041
Total Arizona		47,854,532
Arkansas — 0.1%
County of Pulaski, Arkansas Children's Hospital, Rev., 5.00%, 3/1/2037	500,000	556,708
University of Arkansas, Various Facilities Fayetteville Campus Series 2024 B, Rev., 5.00%, 11/1/2031	1,250,000	1,419,332
Total Arkansas		1,976,040
California — 5.9%
Alvord Unified School District, 2007 Election Series 2011B, GO, AGM, Zero Coupon, 8/1/2036	5,000,000	3,152,221
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Series 2024B, Rev., AMT, AGM, 4.38%, 7/1/2049	750,000	742,483
California Community Choice Financing Authority, Clean Energy Project
Series 2023B-1, Rev., 5.00%, 8/1/2029 (b)	2,565,000	2,722,588
Series 2023 G-1, Rev., 5.25%, 4/1/2030 (b)	3,910,000	4,155,894
Series 2021B-1, Rev., 4.00%, 8/1/2031 (b)	6,750,000	6,814,855
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	141

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
Series 2024 A, Rev., 5.00%, 4/1/2032 (b)	5,000,000	5,386,052
Series 2024E, Rev., 5.00%, 9/1/2032 (b)	3,000,000	3,256,645
Series 2024 H, Rev., 5.00%, 8/1/2033 (b)	5,870,000	6,467,577
California County Tobacco Securitization Agency Series 2006 A, Rev., Zero Coupon, 6/1/2046	7,500,000	2,062,529
California County Tobacco Securitization Agency, Golden Gate Tobacco Funding Corp. Series A, Rev., 5.00%, 6/1/2047	2,500,000	2,396,187
California County Tobacco Securitization Agency, Los Angeles County Securitization Corp. Series 2020 B-2, Rev., Zero Coupon, 6/1/2055	15,260,000	3,097,093
California County Tobacco Securitization Agency, Sonoma County Securitization Corp. Series 2020 B 2, Rev., Zero Coupon, 6/1/2055	1,000,000	226,553
California Health Facilities Financing Authority, Adventist Health System
Series 2024A, Rev., 5.00%, 12/1/2034	5,900,000	6,536,880
Series 2024A, Rev., 5.00%, 12/1/2037	3,350,000	3,671,315
Series 2024A, Rev., 5.00%, 12/1/2038	2,005,000	2,189,597
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project
Series 2020 A-4, Rev., AMT, 8.00%, 3/4/2025 (b) (c)	6,250,000	6,455,554
Series 2025A, Rev., AMT, 9.50%, 1/1/2035 (b) (c) (d)	4,000,000	4,057,484
California Infrastructure and Economic Development Bank, California Academy of Science Series 2024A, Rev., 3.25%, 8/1/2029	5,000,000	5,005,214
California Infrastructure and Economic Development Bank, Segerstrom Center for the Arts Series 2024, Rev., 5.00%, 1/1/2032	1,890,000	2,124,448
California Municipal Finance Authority, Community Health System Series 2021A, Rev., 5.00%, 2/1/2033	800,000	872,907
California Municipal Finance Authority, Eskaton Properties, Inc. Obligated Group
Series 2024, Rev., 5.00%, 11/15/2028	1,430,000	1,516,427
Series 2024, Rev., 5.00%, 11/15/2029	1,000,000	1,074,215
Series 2024, Rev., 5.00%, 11/15/2031	1,105,000	1,213,637
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

California — continued
California Municipal Finance Authority, Multi-Family Housing, View At San Bruno Series 2024 A-1, Rev., 5.00%, 7/1/2028 (b)	1,750,000	1,863,400
California Municipal Finance Authority, Waste Management, Inc. Project Series 2022A, Rev., AMT, 4.13%, 10/1/2025 (b)	1,500,000	1,502,102
California Pollution Control Financing Authority, Poseidon Resources Channelside LP Desalination Project, Rev., AMT, 5.00%, 7/1/2036 (c)	770,000	833,284
California Pollution Control Financing Authority, Solid Waste Disposal, Republic Services, Inc., Project Series 2017 A-1, Rev., AMT, 4.10%, 4/15/2025 (b) (c)	3,000,000	3,001,270
California Public Finance Authority, Senior Living The James Series 2024A, Rev., 6.38%, 6/1/2059 (c)	3,240,000	3,140,198
California School Finance Authority, Kipp SoCal Public Schools Series 2019A, Rev., 5.00%, 7/1/2039 (c)	825,000	857,075
California Statewide Communities Development Authority, John Muir Health Series 2024A, Rev., 5.00%, 12/1/2028	875,000	950,106
California Statewide Communities Development Authority, Loma Linda University Medical Center Series 2018 A, Rev., 5.25%, 12/1/2048 (c)	1,390,000	1,418,561
California Statewide Communities Development Authority, Southern California Edison Co. Series 2006C, Rev., 4.50%, 11/1/2033	2,350,000	2,396,358
City of Aliso Viejo, COP, 4.00%, 11/1/2028	175,000	183,469
City of Los Angeles Department of Airports, International Airport Subordinate Series 2021A, Rev., AMT, 5.00%, 5/15/2039	1,740,000	1,854,105
El Centro Financing Authority, Police Station Project Series 2023A, Rev., 5.00%, 10/1/2025	545,000	552,548
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement
Series 2018A-1, Rev., 5.00%, 6/1/2028 (e)	250,000	269,914
Series 2021B-2, Rev., Zero Coupon, 6/1/2066	41,200,000	4,840,501
Indio Finance Authority, City of Indio
Series 2022A, Rev., 5.00%, 11/1/2028	275,000	296,741
Series 2022A, Rev., 5.00%, 11/1/2029	325,000	356,559
Series 2022A, Rev., 5.00%, 11/1/2030	400,000	445,348
SEE NOTES TO FINANCIAL STATEMENTS.

142	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
Series 2022A, Rev., 5.00%, 11/1/2034	200,000	227,971
Los Angeles County Development Authority, West LA Building 156 and 157 Apartments Series 2023C, Rev., 3.75%, 12/1/2026 (b)	3,000,000	3,019,564
Los Angeles Department of Water and Power System
Series 2021 C, Rev., 4.00%, 7/1/2026	6,285,000	6,337,524
Series 2024 C, Rev., 5.00%, 7/1/2026	3,615,000	3,693,766
Series 2022D, Rev., 5.00%, 7/1/2030	680,000	746,674
Series 2017A, Rev., 4.00%, 7/1/2047	2,000,000	1,969,842
Los Angeles Department of Water and Power Water System Series 2020 C, Rev., 5.00%, 7/1/2032	1,000,000	1,092,481
Los Angeles Department of Water and Power, Power System Series 2022A, Rev., 5.00%, 7/1/2030	235,000	257,799
Los Angeles Unified School District, Dedicated Unlimited Ad Valorem Property Tax Series 2024A, GO, 5.00%, 7/1/2025	4,000,000	4,032,381
Ontario Public Financing Authority, Civic Center Improvements Series 2022A, Rev., AGM, 5.00%, 11/1/2033	140,000	161,332
Petaluma Public Financing Authority, Road Improvement Projects, Rev., 5.00%, 5/1/2026	150,000	154,206
Port of Los Angeles, Harbor Department Series 2024 A 1, Rev., AMT, 5.00%, 8/1/2032	2,000,000	2,211,054
Redding Joint Powers Financing Authority Series 2019A, Rev., 5.00%, 4/1/2026	150,000	153,470
River Islands Public Financing Authority, Facilities District No. 2003
Series 2022A-1, AGM, 5.00%, 9/1/2029	210,000	229,750
Series 2022A-1, AGM, 5.00%, 9/1/2030	330,000	368,929
San Diego County Regional Airport Authority
Series 2023B, Rev., AMT, 5.25%, 7/1/2038	2,000,000	2,238,733
Series 2023B, Rev., AMT, 5.00%, 7/1/2048	5,460,000	5,710,445
San Francisco City and County Airport Comm-San Francisco International Airport Series 2016B, Rev., AMT, 5.00%, 5/1/2046	1,200,000	1,203,974
San Joaquin Valley Clean Energy Authority Series 2025A, Rev., 5.50%, 7/1/2035 (b)	2,045,000	2,332,133
San Jose Evergreen Community College District Series C, GO, 4.00%, 9/1/2043	2,000,000	2,040,351
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

California — continued
Solano Irrigation District, Water, COP, 4.00%, 8/1/2031	285,000	297,275
South San Francisco Public Facilities Financing Authority, Community Civic Campus and Multiple Capital Projects Series 2021A, Rev., 4.00%, 6/1/2029	220,000	232,261
State of California, Various Purpose, GO, 5.00%, 11/1/2032	335,000	373,500
Tobacco Securitization Authority of Northern California, Sacramento County Tobacco Securitization Corp. Series 2021A, Class 1, Rev., 5.00%, 6/1/2032	110,000	118,385
Tobacco Securitization Authority of Southern California Series 2019 A, Class 1, Rev., 5.00%, 6/1/2048	3,000,000	3,067,545
Tracy Public Financing Authority, Legacy Fields Series 2022A, Rev., 5.00%, 11/1/2036	1,035,000	1,171,277
University of California Series 2018AZ, Rev., 4.00%, 5/15/2029	130,000	135,173
Vallecito Union School District Series A, GO, 5.00%, 8/1/2031	595,000	669,870
Yucaipa Valley Water District Financing Authority, Water and Sewer Series 2022A, Rev., 5.00%, 9/1/2034	500,000	575,226
Total California		144,782,785
Colorado — 1.7%
Adams County Housing Authority, Maiker Housing Partners Multifamily Housing, Overlook At Thornton Series 2023, Rev., 4.50%, 5/1/2026 (b)	3,300,000	3,302,994
Baseline Metropolitan District No. 1
Series 2024A, GO, AGC, 5.00%, 12/1/2025	300,000	303,928
Series 2024A, GO, AGC, 5.00%, 12/1/2026	500,000	515,029
Series 2024A, GO, AGC, 5.00%, 12/1/2027	1,000,000	1,048,335
Series 2024A, GO, AGC, 5.00%, 12/1/2028	580,000	616,910
Series 2024A, GO, AGC, 5.00%, 12/1/2031	1,000,000	1,100,330
City and County of Denver Series 2020B, GO, 5.00%, 8/1/2029	220,000	241,590
City and County of Denver, Airport System
Series 2018 A, Rev., AMT, 5.00%, 12/1/2028	2,845,000	3,008,137
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	143

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Colorado — continued
Series 2022A, Rev., AMT, 5.00%, 11/15/2032	1,000,000	1,097,511
Series 2018A, Rev., AMT, 5.00%, 12/1/2035	505,000	525,878
City of Colorado Springs Utilities System Series 2022B, Rev., 5.00%, 11/15/2047	2,010,000	2,154,481
City of Lone Tree, COP, 5.00%, 12/1/2041	1,475,000	1,610,982
Colorado Bridge and Tunnel Enterprise Series 2024 A, Rev., AGM, 5.25%, 12/1/2049	1,000,000	1,101,481
Colorado Health Facilities Authority, Adventist Health System Series 2024 A-1, Rev., 5.00%, 11/15/2029 (b)	1,650,000	1,784,906
Colorado Housing and Finance Authority, Single Family Mortgage Series 2023L, Class III, Rev., GNMA COLL, 5.75%, 11/1/2053	2,725,000	2,922,848
Colorado Springs School District No. 11 Facilities Corp.
COP, 5.00%, 12/15/2026	350,000	363,225
COP, 5.00%, 12/15/2037	550,000	617,187
COP, 5.00%, 12/15/2038	600,000	670,444
COP, 5.00%, 12/15/2040	1,050,000	1,159,828
COP, 5.00%, 12/15/2042	1,250,000	1,360,246
COP, 5.25%, 12/15/2048	2,250,000	2,441,981
County of Adams, COP, 4.00%, 12/1/2054	1,500,000	1,415,694
Denver City and County School District No. 1 Series 2025A, GO, 5.25%, 12/1/2035	4,240,000	5,058,743
Dominion Water and Sanitation District, Rev., 5.00%, 12/1/2027	500,000	507,285
San Miguel County School District R-1 Telluride Series 2024, GO, 5.00%, 12/1/2042	1,000,000	1,106,937
State of Colorado, Building Excellent Schools Today Series S, COP, 4.00%, 3/15/2037	1,000,000	1,025,696
University of Colorado, Enterprise System
Series 2017A-2, Rev., 5.00%, 6/1/2026 (e)	5,000	5,131
Series 2017A-2, Rev., 5.00%, 6/1/2026	35,000	35,997
Series 2024 A, Rev., 5.00%, 10/1/2030	5,000,000	5,590,608
Total Colorado		42,694,342
Connecticut — 1.2%
City of Meriden
Series 2023, GO, 4.00%, 6/15/2041	890,000	902,057
GO, 4.00%, 6/15/2043	1,080,000	1,085,321
City of New Haven, GO, AGC, 5.00%, 8/1/2033	3,000,000	3,417,851
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Connecticut — continued
City of Norwalk
Series 2023, GO, 4.00%, 8/15/2042	700,000	714,011
Series 2023, GO, 4.00%, 8/15/2043	500,000	508,389
Connecticut State Health and Educational Facilities Authority, Yale New Heaven Health Series 2024 B, Rev., 5.00%, 7/1/2029 (b)	6,000,000	6,461,863
Stamford Housing Authority, The Dogwoods Project, Rev., BAN, 11.00%, 12/1/2027 (c)	1,000,000	978,744
State of Connecticut Series A, GO, 5.00%, 4/15/2033	135,000	140,005
State of Connecticut Special Tax
Series 2023A, Rev., 5.00%, 7/1/2037	2,000,000	2,283,411
Series 2023A, Rev., 5.00%, 7/1/2038	1,000,000	1,135,427
Series 2021 A, Rev., 4.00%, 5/1/2039	1,305,000	1,333,869
State of Connecticut Special Tax, Transportation Infrastructure Purpose Series 2024 B, Rev., 5.00%, 7/1/2026	10,500,000	10,829,680
University of Connecticut Series 2017A, Rev., 5.00%, 1/15/2028	125,000	130,176
Total Connecticut		29,920,804
Delaware — 0.1%
Delaware State Economic Development Authority, St. Andrews School Project, Rev., 4.00%, 7/1/2041	1,190,000	1,190,652
District of Columbia — 1.1%
District of Columbia
Series 2023A, GO, 5.00%, 1/1/2036	2,620,000	2,983,942
Series 2024A, GO, 5.00%, 8/1/2049	2,065,000	2,223,466
District of Columbia Housing Finance Agency, Multi Family Housing 2911 Rhode Island Apartments Project Series 2025A, Rev., FHA, 5.00%, 3/1/2028	3,500,000	3,677,865
District of Columbia, Income Tax
Series 2019A, Rev., 5.00%, 3/1/2029	100,000	108,943
Series 2023 A, Rev., 5.00%, 5/1/2043	1,500,000	1,639,863
Series 2023 A, Rev., 5.25%, 5/1/2048	2,500,000	2,730,260
District of Columbia, Kipp DC Project, Rev., 4.00%, 7/1/2039	100,000	98,589
District of Columbia, Water and Sewer Authority, Public Utility, Senior Lien Series B, Rev., 5.00%, 10/1/2025	65,000	65,877
District of Columbia, Water and Sewer Authority, Public Utility, Subordinate Lien Series 2022C1, Rev., 4.00%, 10/1/2040	2,000,000	2,030,898
SEE NOTES TO FINANCIAL STATEMENTS.

144	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
District of Columbia — continued
Metropolitan Washington Airports Authority Aviation
Series 2010D, Rev., VRDO, LOC : TD Bank NA, 2.40%, 3/12/2025 (b)	5,000,000	5,000,000
Series 2023A, Rev., AMT, 5.00%, 10/1/2025	875,000	884,564
Series 2024A, Rev., AMT, 5.00%, 10/1/2026	1,270,000	1,306,573
Series 2021A, Rev., AMT, 5.00%, 10/1/2031	1,360,000	1,480,182
Series 2020A, Rev., AMT, 4.00%, 10/1/2035	1,750,000	1,759,931
Washington Metropolitan Area Transit Authority Dedicated, Sustainability Climate Transition Bonds Series 2023A, Rev., 5.00%, 7/15/2037	1,500,000	1,694,135
Total District of Columbia		27,685,088
Florida — 3.1%
Capital Trust Authority, IPS Enterprises, Inc., Projects
Series 2023 A, Rev., 5.13%, 6/15/2033 (c)	1,625,000	1,691,894
Series 2023 A, Rev., 6.00%, 6/15/2043 (c)	2,060,000	2,154,546
Central Florida Tourism Oversight District Series 2016A, GO, 5.00%, 6/1/2026	50,000	51,409
City of Jacksonville
Series 2024, Rev., 5.00%, 10/1/2026	1,690,000	1,749,922
Series 2024, Rev., 5.00%, 10/1/2028	1,400,000	1,505,553
Series 2024, Rev., 5.00%, 10/1/2029	1,305,000	1,427,438
Series 2024, Rev., 5.00%, 10/1/2030	1,500,000	1,665,666
Series 2024, Rev., 5.00%, 10/1/2031	3,350,000	3,771,418
City of Kissimmee, Sales Tax, Rev., 4.00%, 10/1/2025	170,000	171,093
City of Miami Series 2024A, Rev., 5.50%, 1/1/2049	1,500,000	1,673,553
Cobb County Kennestone Hospital Authority, Ave Maria University, Inc. Project Series 2023, Rev., 5.00%, 6/1/2027	1,930,000	1,960,691
County of Lee, Airport
Series 2021 B, Rev., AMT, 5.00%, 10/1/2031	1,840,000	1,987,997
Series 2021A, Rev., AMT, 5.00%, 10/1/2031	400,000	432,173
County of Miami-Dade Water and Sewer System Series 2024A, Rev., 5.25%, 10/1/2054	5,000,000	5,438,848
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Florida — continued
County of Miami-Dade, Jackson Health System Series 2015A, Rev., 5.00%, 6/1/2025	150,000	150,663
County of Palm Beach Series 2021 A, Rev., 4.00%, 12/1/2032	2,070,000	2,181,792
Florida Atlantic University Finance Corp., Student Housing Project Series 2019B, Rev., 5.00%, 7/1/2032	250,000	267,594
Florida Department of Children and Families, Evaluation Treatment Center Financing Corp. Project Series 2021B, COP, 5.00%, 10/1/2028	210,000	226,428
Florida Development Finance Corp., Brightline Florida Passenger Rail Project Series 2024, Rev., AMT, 5.50%, 7/1/2053	1,250,000	1,284,915
Florida Development Finance Corp., GFL Solid Waste Southeast LLC Project Series 2024A, Rev., AMT, 4.38%, 10/1/2031 (b) (c)	1,000,000	1,011,457
Florida Development Finance Corp., Idea Florida, Inc., Jacksonville IV Project, Rev., 5.25%, 6/15/2029 (c)	1,680,000	1,691,239
Florida Housing Finance Corp., Culmer Apartments Series 2023C, Rev., 5.00%, 12/1/2025 (b)	1,410,000	1,428,969
Florida Housing Finance Corp., Hampton Point Apartments Series 2023E, Rev., 5.00%, 5/1/2025 (b)	1,320,000	1,323,806
Florida Housing Finance Corp., Northside Transit Village III Series 2023B, Rev., GNMA COLL, 5.00%, 2/1/2026 (b)	1,000,000	1,016,681
Florida Municipal Loan Council, Village of Palmetto Bay Series 2021A, Rev., 4.00%, 10/1/2028	75,000	77,393
Florida State Board of Governors University of North Florida Dormitory
Series 2023A, Rev., 5.00%, 11/1/2041	2,205,000	2,409,645
Series 2023A, Rev., 5.00%, 11/1/2042	2,675,000	2,900,385
Florida State Board of Governors, University of Florida Mandatory Student Fee Series 2021A, Rev., AGM, 5.00%, 11/1/2028	100,000	107,404
JEA Electric System
Series 2024A- 3, Rev., AGC, 5.00%, 10/1/2036	2,250,000	2,595,544
Series 2024A- 3, Rev., AGC, 5.00%, 10/1/2037	4,450,000	5,129,504
JEA Water and Sewer System Series 2024A, Rev., 5.25%, 10/1/2049	5,000,000	5,461,584
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	145

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
Lee County School Board (The) Series 2023A, COP, 4.00%, 8/1/2048	1,500,000	1,419,298
Marion County School Board, COP, AGM, 5.25%, 6/1/2044	1,465,000	1,619,669
Miami-Dade County Housing Finance Authority, Running Brook Apartments Series 202, Rev., 3.55%, 1/1/2026 (b)	1,500,000	1,503,557
Middleton Community Development District A, City of Wildwood, Florida Special Assessment, 5.85%, 5/1/2037	245,000	263,427
Orange County Health Facilities Authority, Orlando Health Obligated Group
Series 2023A, Rev., 5.00%, 10/1/2036	750,000	844,762
Series 2025A, Rev., 5.25%, 10/1/2056	2,000,000	2,132,938
Orange County Health Facilities Authority, The Nemours Foundation Project Series 2009C-2, Rev., VRDO, LOC : TD Bank NA, 1.85%, 3/7/2025 (b)	1,015,000	1,015,000
Orlando Utilities Commission, Utility System
Series 2025A, Rev., 5.00%, 10/1/2033	1,000,000	1,157,458
Series 2025A, Rev., 5.00%, 10/1/2034	1,095,000	1,280,307
Series 2025A, Rev., 5.00%, 10/1/2035	1,660,000	1,938,106
Series 2025A, Rev., 5.00%, 10/1/2036	1,000,000	1,162,285
Series 2025A, Rev., 5.00%, 10/1/2045	1,400,000	1,525,018
Series 2025A, Rev., 5.00%, 10/1/2046	2,000,000	2,171,385
Palm Beach County Health Facilities Authority, Acts Retirement Life Communities, Inc., Obligated Group, Rev., 5.00%, 11/15/2032	240,000	245,321
Palm Beach County School District Series 2024A, COP, 5.00%, 8/1/2039	2,085,000	2,319,825
Polk County Housing Finance Authority, Episcopal Catholic Apartments Series 2023, Rev., 4.15%, 6/1/2026 (b)	750,000	759,049
State of Florida Board of Education, Public Education Capital Outlay Series 2017B, GO, 5.00%, 6/1/2031	75,000	78,573
State of Florida, State Board of Education, Lottery Series 2016A, Rev., 5.00%, 7/1/2026	75,000	77,395
Tampa Bay Water, Regional Water Supply Authority, Utility System Series 2016C, Rev., 5.00%, 10/1/2025	55,000	55,742
Tampa-Hillsborough County Expressway Authority Series 2017B, Rev., 5.00%, 7/1/2031	40,000	42,792
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Florida — continued
University of Florida, Department of Housing and Residence Education Housing System Series 2021A, Rev., 5.00%, 7/1/2026	125,000	128,518
Village Community Development District No. 15, 4.25%, 5/1/2028 (c)	350,000	353,406
Total Florida		77,041,035
Georgia — 3.4%
Atlanta Urban Residential Finance Authority, Multi-Family Housing North Block Series 2025, Rev., FHA, 3.40%, 2/1/2028 (b)	1,500,000	1,506,397
Augusta Development Authority, AU Health System, Inc. Project Series 2018, Rev., 4.00%, 7/1/2038	3,995,000	4,018,483
Bartow County Development Authority, Georgia Power Co. Plant Series 2009-1, Rev., 3.95%, 3/8/2028 (b)	2,000,000	2,051,334
City of Atlanta, Airport Passenger Facility Charge, Subordinate Lien Series 2019D, Rev., AMT, 4.00%, 7/1/2037	2,350,000	2,354,509
City of Atlanta, Georgia Airport Series 2019B, Rev., AMT, 5.00%, 7/1/2031	1,810,000	1,916,302
Columbia County Hospital Authority, Wellstart Health System Inc., Project Series 2023B, Rev., 5.00%, 4/1/2042	2,000,000	2,151,977
County of DeKalb, Water and Sewerage Series 2006B, Rev., 5.25%, 10/1/2026	25,000	26,014
Development Authority of Burke County (The), Georgia Power Co. Plant Vogtle Project Series 2013-1, Rev., 3.38%, 3/12/2027 (b)	1,015,000	1,020,208
Development Authority of Monroe County (The), Georgia Power Co. Plant Scherer Project Series 2009-2, Rev., 3.88%, 3/6/2026 (b)	1,415,000	1,426,451
Fayette County Development Authority, United States Soccer Federation, Inc. Project Series 2024, Rev., 5.00%, 10/1/2040	1,600,000	1,728,303
Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Inc., Project, Rev., RAN, 5.00%, 10/15/2030	1,500,000	1,655,031
George L Smith II Congress Center Authority, Convention Center Hotel First Series 2021A, Rev., 4.00%, 1/1/2054	2,050,000	1,835,471
Georgia Higher Education Facilities Authority, USG Real Estate Foundation II LLC Projects, Rev., 4.00%, 6/15/2038	1,425,000	1,431,716
SEE NOTES TO FINANCIAL STATEMENTS.

146	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Georgia — continued
Georgia Ports Authority Series 2022, Rev., 5.00%, 7/1/2047	1,155,000	1,238,020
Lawrenceville Housing Authority, Applewood Towers Project Series 2024B, Rev., 5.00%, 10/1/2027 (b)	1,615,000	1,685,615
Main Street Natural Gas, Inc., Gas Supply
Series 2022B, Rev., 5.00%, 6/1/2029 (b)	1,750,000	1,828,764
Series 2023B, Rev., 5.00%, 3/1/2030 (b)	4,785,000	5,078,608
Series 2023A, Rev., 5.00%, 6/1/2030 (b)	4,215,000	4,426,535
Series 2023C, Rev., 5.00%, 9/1/2030 (b)	2,500,000	2,653,021
Series 2023D, Rev., 5.00%, 12/1/2030 (b)	3,500,000	3,686,241
Series 2023E, Subseries E-1, Rev., 5.00%, 6/1/2031 (b)	4,230,000	4,516,655
Series 2024 A, Rev., 5.00%, 9/1/2031 (b)	3,000,000	3,214,919
Series 2024C, Rev., 5.00%, 12/1/2031 (b)	8,310,000	8,805,256
Series 2024B, Rev., 5.00%, 3/1/2032 (b)	3,000,000	3,229,892
Series 2025A, Rev., 5.00%, 6/1/2032 (b)	9,750,000	10,508,697
Series 2024E, Rev., 5.00%, 12/1/2032 (b)	5,000,000	5,334,755
Metropolitan Atlanta Rapid Transit Authority, Sales Tax
Series 2017D, Rev., 4.00%, 7/1/2028	35,000	35,884
Series 2023A, Rev., 5.00%, 7/1/2039	900,000	1,015,819
Municipal Electric Authority of Georgia Project Series 2024A, Rev., 5.00%, 1/1/2028	1,000,000	1,056,748
Rome Building Authority, Rome City School Project Series 2023, Rev., 5.00%, 3/1/2036	1,000,000	1,140,060
Walton County Water and Sewer Authority, Hard Labor Creek Reservoir Water Treatment Facility Project
Rev., 5.25%, 2/1/2034	100,000	115,467
Rev., 5.25%, 2/1/2035	135,000	155,399
Total Georgia		82,848,551
Guam — 0.1%
Guam Government Waterworks Authority Series 2024A, Rev., 5.00%, 7/1/2040	1,810,000	1,957,104
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Hawaii — 0.2%
City and County of Honolulu Series D, GO, 5.00%, 9/1/2032	45,000	47,142
State of Hawaii Series FK, GO, 5.00%, 5/1/2033	30,000	31,294
State of Hawaii Airports System
Series 2025C, Rev., AMT, 5.00%, 7/1/2044 (d)	3,000,000	3,160,559
Series 2025C, Rev., AMT, 5.00%, 7/1/2045 (d)	1,500,000	1,575,490
Total Hawaii		4,814,485
Idaho — 0.5%
Idaho Health Facilities Authority, St. Luke's Health System Project
Series 2021A, Rev., 5.00%, 3/1/2029	35,000	37,686
Series 2025 B, Rev., 5.00%, 3/1/2032 (b)	8,295,000	9,121,632
Series 2025 C, Rev., 5.00%, 3/1/2035 (b)	1,250,000	1,400,934
Idaho Housing and Finance Association, Transportation Expansion and Congestion Mitigation Fund Series 2022A, Rev., 5.00%, 8/15/2035	500,000	566,606
Idaho Housing and Finance Association, Transportation Expansion and Congestion, Sales Tax Series 2025 A, Rev., 5.00%, 8/15/2044 (d)	2,000,000	2,198,322
Total Idaho		13,325,180
Illinois — 3.3%
Champaign County Community Unit School District No. 4 Champaign, School Building, GO, 5.00%, 1/1/2027	45,000	45,795
Chicago Midway International Airport, Senior Lien
Series 2023A, Rev., AMT, 5.00%, 1/1/2029	1,175,000	1,241,475
Series 2023A, Rev., AMT, 5.00%, 1/1/2030	1,545,000	1,648,770
Series 2023 C, Rev., AMT, 5.00%, 1/1/2034	3,500,000	3,836,926
Series 2023 C, Rev., AMT, 5.00%, 1/1/2039	2,500,000	2,693,507
Series 2023A, Rev., AMT, 5.75%, 1/1/2048	1,335,000	1,451,600
Series 2023A, Rev., AMT, 5.50%, 1/1/2053	1,100,000	1,174,209
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	147

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Illinois — continued
Chicago O'Hare International Airport, Customer Facility Charge Senior Lien
Series 2023, Rev., 5.00%, 1/1/2036	1,265,000	1,416,192
Series 2023, Rev., 5.00%, 1/1/2037	825,000	920,694
Chicago O'Hare International Airport, General Airport, Senior Lien
Series 2024D, Rev., 5.00%, 1/1/2026	1,800,000	1,831,399
Series 2024D, Rev., 5.00%, 1/1/2031	2,000,000	2,218,817
Series 2020A, Rev., 5.00%, 1/1/2034	200,000	216,811
Series B, Rev., 5.00%, 1/1/2034	40,000	41,187
Series 2024 B, Rev., 5.00%, 1/1/2048	1,000,000	1,063,224
Series 2024 B, Rev., 5.50%, 1/1/2059	3,000,000	3,270,204
City of Chicago Waterworks, Second Lien Series 2001, Rev., AMBAC, 5.75%, 11/1/2030	5,500,000	5,907,147
City of Chicago, Waterworks, Second Lien Series 2023A, Rev., AGM, 5.25%, 11/1/2053	365,000	390,145
City of Decatur, GO, 5.00%, 3/1/2027	130,000	132,829
City of Highland Park, GO, 4.00%, 12/30/2028	35,000	36,418
Cook County School District No. 87 Berkeley, GO, AGM, 4.00%, 12/1/2030	35,000	36,566
County of Cook, Sales Tax, Rev., 5.00%, 11/15/2034	2,000,000	2,095,165
County of Lake, Sales Tax, GO, 4.00%, 11/30/2027	100,000	102,948
Illinois Finance Authority, Centerpointjoliet Terminal Series 2020, Rev., AMT, 4.13%, 12/31/2034 (b) (c)	2,750,000	2,762,482
Illinois Finance Authority, Clean Water Initiative Revolving Fund, Rev., 5.00%, 7/1/2032	35,000	36,201
Illinois Finance Authority, Lake Forest College
Series 2022A, Rev., 5.00%, 10/1/2029	320,000	335,073
Series 2022A, Rev., 5.00%, 10/1/2030	205,000	215,785
Series 2022A, Rev., 5.00%, 10/1/2031	235,000	248,168
Illinois Finance Authority, Uchicago Medicine Series 2022B-2, Rev., 5.00%, 8/15/2027 (b)	1,000,000	1,040,899
Illinois Finance Authority, University of Chicago Series 2015A, Rev., 5.00%, 10/1/2025 (e)	3,250,000	3,289,098
Illinois Housing Development Authority
Rev., FHA, 4.00%, 6/1/2025 (b)	2,815,000	2,819,388
Series 2024 A, Rev., GNMA / FNMA / FHLMC, 6.00%, 10/1/2054	955,000	1,036,619
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Illinois — continued
Illinois State Toll Highway Authority Series 2019A, Rev., 5.00%, 1/1/2036	250,000	268,939
Lake County Community Consolidated School District No. 3 Beach Park, GO, AGM, 4.00%, 2/1/2032	175,000	179,796
Sales Tax Securitization Corp., Second Lien Series 2020A, Rev., 4.00%, 1/1/2040	1,750,000	1,752,723
Sales Tax Securitization Corp., Senior Lien
Series 2023C, Rev., 5.00%, 1/1/2033	1,000,000	1,090,230
Series 2024A, Rev., 5.00%, 1/1/2035	1,500,000	1,717,714
Southern Illinois University, Housing and Auxiliary Facilities
Series 2022A, Rev., 5.00%, 4/1/2029	675,000	720,563
Series 2022A, Rev., 5.00%, 4/1/2030	800,000	865,254
Series 2022A, Rev., 5.00%, 4/1/2031	575,000	628,959
Series 2022A, Rev., 5.00%, 4/1/2032	510,000	563,359
State of Illinois
Series 2023D, GO, 5.00%, 7/1/2025	1,145,000	1,152,899
Series 2017D, GO, 5.00%, 11/1/2025	2,550,000	2,585,139
GO, 5.00%, 2/1/2026	1,000,000	1,018,942
Series 2017 A, GO, 5.00%, 12/1/2026	1,000,000	1,035,036
Series 2024B, GO, 5.00%, 5/1/2027	1,000,000	1,042,575
Series 2018 A, GO, 5.00%, 10/1/2027	2,590,000	2,718,799
Series 2022A, GO, 5.00%, 3/1/2029	500,000	535,820
Series 2018B, GO, 5.00%, 10/1/2029	2,000,000	2,127,259
GO, 4.00%, 6/1/2032	1,000,000	1,003,146
Series 2020B, GO, 4.00%, 10/1/2033	2,400,000	2,439,841
Series 2018A, GO, 5.00%, 10/1/2033	1,000,000	1,056,288
Series 2024B, GO, 5.00%, 5/1/2037	5,000,000	5,559,274
Series 2024B, GO, 5.00%, 5/1/2038	3,000,000	3,317,972
Series 2024 B, GO, 5.00%, 5/1/2040	1,800,000	1,966,943
Series 2023B, GO, 5.50%, 5/1/2047	375,000	400,438
University of Illinois, Auxiliary Facilities System Series 2021A, Rev., 5.00%, 4/1/2029	450,000	488,258
Village of Bolingbrook Series 2018A, GO, AGM, 5.00%, 1/1/2033	125,000	130,795
Village of Wilmette Series 2020B, GO, 5.00%, 12/1/2026	140,000	145,339
Will County School District No. 86 Joliet Series 2024, GO, 5.00%, 3/1/2043	1,000,000	1,054,644
Total Illinois		81,122,685
Indiana — 1.4%
City of Goshen, Multi-Family, Green Oaks of Goshen Project Series 2021A, Rev., 5.00%, 8/1/2041 (c)	250,000	220,562
SEE NOTES TO FINANCIAL STATEMENTS.

148	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Indiana — continued
City of Valparaiso, Green Oaks of Valparaiso Project, Rev., 5.38%, 12/1/2041 (c)	200,000	180,231
Fishers Redevelopment Authority, Lease Rental, Geist Park Improvement Project
Series 2024B, Rev., 5.00%, 7/15/2037	865,000	969,186
Series 2024B, Rev., 5.00%, 7/15/2038	910,000	1,015,700
Series 2024B, Rev., 5.00%, 7/15/2039	955,000	1,059,375
Franklin Township-Marion County Multiple School Building Corp., Valorem Property Tax First Mortgage
Series 2024, Rev., 5.00%, 7/15/2035	1,600,000	1,825,115
Series 2024, Rev., 5.00%, 7/15/2036	1,125,000	1,278,628
Series 2024, Rev., 5.00%, 7/15/2037	1,375,000	1,554,596
Series 2024, Rev., 5.00%, 7/15/2040	1,000,000	1,100,141
Greater Clark County School Building Corp. Series 2024A, Rev., 5.00%, 1/15/2027	800,000	832,365
Indiana Finance Authority Series 2016C, Rev., 5.00%, 12/1/2025	35,000	35,585
Indiana Finance Authority, CHF- Tippecanoe LLC- Student Housing Project Series 2023A, Rev., 5.00%, 6/1/2043	430,000	443,540
Indiana Finance Authority, CHF-Tippecanoe LLC-Student Housing Project
Series 2023A, Rev., 5.00%, 6/1/2038	400,000	423,642
Series 2023A, Rev., 5.00%, 6/1/2053	790,000	801,233
Indiana Finance Authority, Franciscan Alliance, Inc., Obligated Group Series 2017C, Rev., 4.00%, 11/1/2034	115,000	116,404
Indiana Finance Authority, Rose-Hulman Institute of Technology Project, Rev., 5.00%, 6/1/2030	435,000	469,196
Indiana Housing and Community Development Authority, Vita of New Whiteland Project, Rev., 6.75%, 1/1/2043	1,000,000	1,011,515
Indiana Municipal Power Agency, Power Supply System
Series 2025A, Rev., AGC, 5.00%, 1/1/2027	1,250,000	1,299,075
Series 2025A, Rev., AGC, 5.00%, 1/1/2028	1,000,000	1,059,591
Series 2025A, Rev., AGC, 5.00%, 1/1/2029	1,125,000	1,212,927
Series 2025A, Rev., AGC, 5.00%, 1/1/2030	690,000	756,242
Series 2025A, Rev., AGC, 5.00%, 1/1/2031	1,000,000	1,112,211
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Indiana — continued
Series 2025A, Rev., AGC, 5.00%, 1/1/2032	1,355,000	1,526,838
Indiana State University, Housing and Dining System, Rev., 5.00%, 4/1/2031	75,000	77,242
Indianapolis Local Public Improvement Bond Bank
Series 2024E, Rev., 5.00%, 2/1/2026	750,000	764,956
Series 2024E, Rev., 5.00%, 2/1/2029	1,700,000	1,827,570
Series 2021A, Rev., AGM, 4.00%, 6/1/2037	5,000,000	5,112,123
IPS Multi-School Building Corp., Ad Valorem Property Tax First Mortgage Series 2024, Rev., 5.00%, 7/15/2026	1,350,000	1,389,389
IPS Multi-School Building Corp., First Mortgage Series 2024, Rev., 5.00%, 7/15/2025	1,850,000	1,863,390
Perry Township Multi School Building Corp., Ad Valorem Property Tax First Mortgage, Rev., 5.00%, 7/15/2025	35,000	35,261
Vinton-Tecumseh School Building Corp., Ad Valorem Property Tax
Rev., 5.00%, 1/15/2030	1,125,000	1,227,357
Rev., 5.00%, 7/15/2030	1,150,000	1,263,491
Total Indiana		33,864,677
Iowa — 0.3%
Cedar Rapids Community School District Infrastructure Sales Services and Use Tax
Series 2023, Rev., AGM, 5.00%, 7/1/2035	1,045,000	1,144,714
Series 2023, Rev., AGM, 5.00%, 7/1/2036	1,060,000	1,157,429
Des Moines Independent Community School District, Sales Services and Use Tax, Rev., 5.00%, 6/1/2028	370,000	394,488
Iowa Finance Authority, State Revolving Fund, Rev., 5.00%, 8/1/2027	30,000	31,675
Iowa Great Lakes Sanitation District
GO, 5.00%, 6/1/2025	725,000	728,408
GO, 5.00%, 6/1/2026	1,145,000	1,173,698
Iowa Student Loan Liquidity Corp., Student Loan
Series 2023B, Rev., AMT, 5.00%, 12/1/2026	600,000	614,827
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	149

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Iowa — continued
Series 2023B, Rev., AMT, 5.00%, 12/1/2027	900,000	932,329
Iowa Tobacco Settlement Authority, Subordinate Senior Capital Appreciation Asset Backed Series 2021-B-2, Class 2, Rev., Zero Coupon, 6/1/2065	10,635,000	1,773,906
Total Iowa		7,951,474
Kansas — 0.2%
Kansas Development Finance Authority, AdventHealth Series 2021B, Rev., 5.00%, 11/15/2031 (b)	200,000	222,788
State of Kansas Department of Transportation Series 2024A, Rev., 5.00%, 9/1/2035	1,000,000	1,165,841
University of Kansas Hospital Authority, Health System, Rev., VRDO, LOC : US Bank NA, 1.60%, 3/3/2025 (b)	4,305,000	4,305,000
Total Kansas		5,693,629
Kentucky — 1.6%
County of Boone, Duke Energy Kentucky, Inc. Series 2008A, Rev., 3.70%, 8/1/2027	500,000	502,974
County of Knott, Solid Waste Water Project Series 2024, Rev., AMT, 4.00%, 4/1/2025 (b) (c)	10,500,000	10,502,999
Kentucky Economic Development Finance Authority, Baptist Healthcare System Obligated Group Series 2017B, Rev., 5.00%, 8/15/2029	165,000	172,816
Kentucky Public Energy Authority, Gas Supply
Series 2023 A-1, Rev., 5.25%, 2/1/2032 (b)	3,330,000	3,621,466
Series 2024B, Rev., 5.00%, 8/1/2032 (b)	16,000,000	17,223,502
Kentucky State Property and Building Commission, Project No. 131 Series A, Rev., 5.00%, 10/1/2028	1,000,000	1,077,557
Louisville and Jefferson County Metropolitan Government, Norton Healthcare, Inc. Series 2016A, Rev., 4.00%, 10/1/2036	65,000	64,611
University of Kentucky, General Receipts Series 2015A, Rev., 4.00%, 4/1/2038	5,000,000	5,000,317
University of Kentucky, Healthcare Cancer Center Parking Projects, Rev., 5.00%, 10/1/2029	415,000	452,279
Total Kentucky		38,618,521
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Louisiana — 1.2%
Louisiana Housing Corp., Single Family Mortgage Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.00%, 6/1/2055 (d)	2,000,000	2,209,161
Louisiana Local Government Environmental Facilities and Community Development Authority, Calcasieu Parish Projects, Rev., 5.00%, 12/1/2030	250,000	270,181
Parish of St. John the Baptist, Marathon Oil Corp., Project Series 2017A-1, Rev., 4.05%, 7/1/2026 (b)	7,500,000	7,578,013
State of Louisiana Series 2016-B, GO, 4.00%, 8/1/2026	30,000	30,576
State of Louisiana Gasoline and Fuels Tax Series A, Rev., 4.50%, 5/1/2025 (e)	5,000,000	5,013,353
State of Louisiana Gasoline and Fuels Tax, Second Lien Series 2023A-1, Rev., VRDO, LOC : TD Bank NA, 1.50%, 3/3/2025 (b)	15,000,000	15,000,000
Total Louisiana		30,101,284
Maine — 0.4%
Maine Health and Higher Educational Facilities Authority
Series 2024 A, Rev., AGC, 5.00%, 7/1/2028	1,135,000	1,212,207
Series 2023A, Rev., AGM, 5.00%, 7/1/2038	250,000	278,109
Series 2024 A, Rev., AGC, 5.00%, 7/1/2041	1,460,000	1,590,561
Series 2024 A, Rev., AGC, 5.00%, 7/1/2042	1,815,000	1,964,764
Series 2024 A, Rev., AGC, 5.00%, 7/1/2043	1,475,000	1,586,635
Series 2024 A, Rev., AGC, 5.00%, 7/1/2044	1,100,000	1,177,991
Maine Turnpike Authority, Rev., 4.00%, 7/1/2040	2,100,000	2,129,287
Total Maine		9,939,554
Maryland — 1.0%
County of Anne Arundel Series 2022, GO, 5.00%, 10/1/2035	2,565,000	2,901,177
County of Baltimore, Consolidated Public Improvement Series 2020, GO, 5.00%, 3/1/2025	4,000,000	4,000,000
County of St. Mary's, Public Improvement, GO, 4.00%, 7/15/2027	70,000	72,085
Maryland Community Development Administration, Multi- Family, Villages At Marley Station Series 2024 D-2, Rev., 3.30%, 1/1/2029	2,500,000	2,510,572
SEE NOTES TO FINANCIAL STATEMENTS.

150	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Maryland — continued
Maryland Health and Higher Educational Facilities Authority, Pooled Loan Program Series 1985B, Rev., VRDO, LOC : TD Bank NA, 2.35%, 3/12/2025 (b)	10,000,000	10,000,000
Maryland Stadium Authority, Build to Learn Series 2024, Rev., 5.25%, 6/1/2051	3,000,000	3,263,824
State of Maryland, Department of Transportation, Rev., 5.00%, 9/1/2026	75,000	77,632
State of Maryland, State and Local Facilities Loan of 2017 Series 2017A, GO, 5.00%, 8/1/2025	45,000	45,432
State of Maryland, State and Local Facilities Loan of 2022 Series 2022A, GO, 5.00%, 6/1/2033	1,000,000	1,142,110
Town of Ocean City Series 2023, GO, 4.00%, 1/15/2043	1,000,000	1,001,508
Total Maryland		25,014,340
Massachusetts — 0.8%
Commonwealth of Massachusetts, Consolidated Loan of 2016 Series 2016J, GO, 4.00%, 12/1/2039	2,505,000	2,506,624
Commonwealth of Massachusetts, Consolidated Loan of 2020 Series 2020 E, GO, 5.00%, 11/1/2050	3,210,000	3,348,708
Commonwealth of Massachusetts, Consolidated Loan of 2023 Series 2023 D, GO, 5.00%, 10/1/2051	13,000,000	13,812,662
Massachusetts Development Finance Agency, Boston Medical Center Issue Series 2023G, Rev., 5.00%, 7/1/2029	750,000	803,004
Massachusetts State College Building Authority Series 2017D, Rev., 5.00%, 5/1/2027	45,000	47,293
Total Massachusetts		20,518,291
Michigan — 1.0%
Berkley School District, Unlimited Tax
GO, Q-SBLF, 4.00%, 5/1/2033 (d)	210,000	223,272
GO, Q-SBLF, 4.00%, 5/1/2034 (d)	225,000	239,224
GO, Q-SBLF, 4.00%, 5/1/2035 (d)	580,000	614,386
Berrien Springs Public Schools, School Building and Site, Unlimited Tax, GO, Q-SBLF, 5.00%, 5/1/2030	100,000	108,755
City of Ann Arbor
Rev., 4.00%, 4/1/2042	1,515,000	1,518,787
Rev., 4.00%, 4/1/2045	1,705,000	1,667,201
City of Detroit, Unlimited Tax
Series 2023C, GO, 6.00%, 5/1/2043	1,200,000	1,343,722
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Michigan — continued
Series 2021A, GO, 5.00%, 4/1/2046	1,015,000	1,041,190
City of Holland
Series 2023, GO, 5.00%, 5/1/2041	1,070,000	1,171,436
Series 2023, GO, 5.00%, 5/1/2042	1,000,000	1,085,419
Detroit Downtown Development Authority, Catalyst Development Project Series 2024, Rev., 5.00%, 7/1/2048	2,750,000	2,879,632
Grand Traverse County Hospital Finance Authority, Munson Healthcare Obligated Group, Rev., 5.00%, 7/1/2026	175,000	179,372
Great Lakes Water Authority Sewage Disposal System, Second Lien
Series B, Rev., 5.00%, 7/1/2025	2,005,000	2,020,290
Series 2023A, Rev., 5.00%, 7/1/2038	1,000,000	1,135,344
Karegnondi Water Authority, Water Supply System Series 2024, Rev., 5.00%, 11/1/2042	1,920,000	2,118,216
Michigan Finance Authority Series 2024 A-1, Rev., 5.00%, 7/21/2025	1,000,000	1,007,598
Michigan Finance Authority, Trinity Health Credit Group
Series 2022B, Rev., 5.00%, 12/1/2028 (b)	1,000,000	1,061,077
Series 2013MI-5, Rev., 4.00%, 12/1/2040	1,295,000	1,277,322
Michigan Strategic Fund, Consumers Co. Project Series 2019, Rev., AMT, 3.35%, 10/1/2027 (b)	2,000,000	1,994,422
Michigan Strategic Fund, Graphic Packaging International, LLC Coated Recycled Board Machine Project, Rev., AMT, 4.00%, 10/1/2026 (b)	1,230,000	1,232,377
State of Michigan Trunk Line Series 2021A, Rev., 4.00%, 11/15/2036	395,000	410,699
Total Michigan		24,329,741
Minnesota — 0.7%
City of Center City, Health Care Facilities, Hazelden Betty Ford Foundation Project Series 2025, Rev., 5.00%, 11/1/2044	1,160,000	1,244,163
City of Lakeville Series 2024A, GO, 5.00%, 2/1/2034	1,455,000	1,635,061
City of Mankato Series 2022B, GO, 5.00%, 2/1/2027	150,000	156,044
City of Minneapolis, Health Care System, Fairview Health Services Series 2018A, Rev., 5.00%, 11/15/2033	180,000	187,902
City of Rogers, Sales Tax Series 2024 B, GO, 5.00%, 2/1/2034	1,135,000	1,311,898
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	151

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Minnesota — continued
County of Hennepin Series 2023 A, GO, 5.00%, 12/1/2034	2,000,000	2,331,206
Metropolitan Council, Minneapolis St. Paul Metropolitan Area Series 2023C, GO, 4.00%, 3/1/2041	2,800,000	2,854,172
Minnesota Housing Finance Agency Series 2023F, Rev., GNMA / FNMA / FHLMC, 5.75%, 7/1/2053	2,365,000	2,533,803
Minnesota Housing Finance Agency, Residential Housing Series 2024 O, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2055	2,000,000	2,250,265
Minnesota Municipal Gas Agency Subseries, 2022A, Rev., LIQ : Royal Bank of Canada, 4.00%, 6/1/2027	1,000,000	1,016,430
State of Minnesota Series 2021 A, GO, 4.00%, 9/1/2041	1,090,000	1,096,038
Total Minnesota		16,616,982
Mississippi — 0.0% ^
Mississippi Development Bank, Ranking County Project, Rev., 5.00%, 3/1/2026	205,000	209,720
Mississippi State University Educational Building Corp., New Facilities and Refinancing Project, Rev., 5.00%, 8/1/2025	35,000	35,318
State of Mississippi Series 2016B, GO, 5.00%, 12/1/2025	20,000	20,334
Total Mississippi		265,372
Missouri — 1.5%
City of Excelsior Springs Series 2020B, COP, 4.00%, 3/1/2030	115,000	119,419
City of Springfield Public Utility Series 2015, Rev., 4.00%, 8/1/2035	5,000,000	5,007,986
Curators of the University of Missouri (The) Series 2024, Rev., 5.00%, 11/1/2030	2,945,000	3,292,180
Health and Educational Facilities Authority of the State of Missouri Series 2021 C, Rev., 5.00%, 5/1/2028 (b)	2,335,000	2,467,875
Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Projects Series 2016A, Rev., 5.00%, 2/1/2036	1,000,000	1,006,763
Health and Educational Facilities Authority of the State of Missouri, Mercy Health Series 2018A, Rev., 5.00%, 6/1/2028	180,000	191,453
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Missouri — continued
Health and Educational Facilities Authority of the State of Missouri, SSM Health Care Obligated Group Series 2023 A, Rev., 5.00%, 6/1/2028 (b)	5,000,000	5,267,365
Health and Educational Facilities Authority of the State of Missouri, St. Luke's Episcopal-Presbyterian Hospitals Series 2015B, Rev., 5.00%, 12/1/2026	165,000	165,725
Health and Educational Facilities Authority of the State of Missouri, Wright Memorial Hospital, Rev., 5.00%, 9/1/2026	200,000	201,919
Kansas City Industrial Development Authority Series 2020 B, Rev., 5.00%, 3/1/2025	1,050,000	1,050,000
Kansas City Industrial Development Authority, Historic Northeast Redevelopment Plan Series 2024 A-1, Rev., 5.00%, 6/1/2046 (c)	1,000,000	1,000,282
Metropolitan St. Louis Sewer District, Wastewater System Improvement Series 2017A, Rev., 5.00%, 5/1/2027	45,000	47,263
Missouri Housing Development Commission, Single Family, First Place Homeownership Loan Program Series 2024 A, Rev., GNMA / FNMA / FHLMC, 5.75%, 5/1/2055	2,895,000	3,168,796
Missouri Joint Municipal Electric Utility Commission, Plum Point Project
Series 2024, Rev., 5.00%, 1/1/2029	1,350,000	1,446,281
Series 2024, Rev., 5.00%, 1/1/2031	3,100,000	3,412,543
Orchard Farm R-V School District, Missouri Direct Deposit Program Series 2024A, GO, 5.75%, 3/1/2041	5,325,000	6,298,949
Springfield School District No. R-12, GO, 4.00%, 3/1/2042	1,800,000	1,811,107
Total Missouri		35,955,906
Montana — 0.1%
Yellowstone and Carbon Counties School District No. 7-70 Laurel Series 2023, GO, 5.00%, 7/1/2039	1,675,000	1,852,982
Nebraska — 0.5%
Central Plains Energy Project, Gas Project No. 3 Series 2017A, Rev., 5.00%, 9/1/2030	320,000	341,117
Central Plains Energy Project, Gas Project No. 5 Series 2022-1, Rev., 5.00%, 10/1/2029 (b)	1,350,000	1,422,606
City of Lincoln, Electric System
Rev., 5.00%, 9/1/2026	85,000	87,829
SEE NOTES TO FINANCIAL STATEMENTS.

152	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Nebraska — continued
Rev., 5.00%, 9/1/2028	50,000	52,169
Nebraska Educational Health Cultural and Social Services Finance Authority, Immanuel Retirement Communities Obligated Group Series 2019 A, Rev., 4.00%, 1/1/2035	1,000,000	988,004
Omaha Public Power District Series 2022 A, Rev., 5.00%, 2/1/2047	1,270,000	1,352,190
Omaha Public Power District, Electric System
Series 2016A, Rev., 5.00%, 2/1/2026	40,000	40,856
Series 2016A, Rev., 5.00%, 2/1/2027	30,000	30,628
Series 2016A, Rev., 5.00%, 2/1/2028	1,075,000	1,095,959
Series 2024C, Rev., 5.00%, 2/1/2044	2,700,000	2,943,356
Public Power Generation Agency, Whelan Energy Center Unit 2
Series 2024A, Rev., 5.00%, 1/1/2028	1,430,000	1,515,528
Series 2024A, Rev., 5.00%, 1/1/2029	1,750,000	1,885,977
Total Nebraska		11,756,219
Nevada — 1.2%
City of North Las Vegas, Water and wastewater Reclamation System Limited Tax
Series 2024B, GO, 5.00%, 6/1/2032	1,000,000	1,126,607
Series 2024B, GO, 5.00%, 6/1/2037	1,870,000	2,128,438
Clark County School District, Limited Tax
Series 2018A, GO, 5.00%, 6/15/2032	95,000	100,937
Series 2018A, GO, 4.00%, 6/15/2035	90,000	91,650
Clark County Water Reclamation District Series 2023, GO, 5.00%, 7/1/2043	4,000,000	4,367,338
County of Clark Department of Aviation, Jet Aviation Fuel tax Series 2022A, Rev., AMT, 5.00%, 7/1/2026	500,000	511,704
County of Clark, Limited Tax Series 2018B, GO, 5.00%, 12/1/2027	120,000	127,502
County of Clark, Passenger Facility Charge, Las Vegas-McCarran International Airport Passenger Facility Series 2019E, Rev., 5.00%, 7/1/2033	155,000	166,898
Nye County School District Series 2023, GO, PSF-GTD, 5.00%, 5/1/2036	1,000,000	1,130,340
State of Nevada Department of Business and Industry, Brightline West Passenger Rail Project Series 2025 A, Rev., AMT, 9.50%, 1/1/2033 (b) (c) (d)	20,000,000	20,110,006
Truckee Meadows Water Authority, Rev., 5.00%, 7/1/2029	50,000	52,542
Total Nevada		29,913,962
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

New Hampshire — 0.3%
New Hampshire Business Finance Authority, Tamarron Project Series 2024, Rev., 5.25%, 12/1/2035 (c)	1,300,000	1,299,793
New Hampshire Business Finance Authority, University of Nevada Reno Project
Series 2023A, Rev., 5.00%, 12/1/2036	715,000	793,108
Series 2023A, Rev., 5.00%, 12/1/2037	860,000	949,410
Series 2023A, Rev., 5.00%, 12/1/2038	665,000	730,009
Series 2023A, Rev., 5.25%, 12/1/2039	790,000	871,419
Series 2023A, Rev., 5.25%, 6/1/2051	2,400,000	2,562,602
Series 2023A, Rev., 4.50%, 6/1/2053	1,075,000	1,078,062
Total New Hampshire		8,284,403
New Jersey — 2.1%
Burlington County Bridge Commission, Government Leasing Program Series 2024 D, Rev., RAN, 4.25%, 12/11/2025	5,000,000	5,045,670
Casino Reinvestment Development Authority, Inc., Luxury Tax
Series 2024A, Rev., AGC, 5.00%, 11/1/2025	1,000,000	1,013,816
Series 2024B, Rev., AGC, 5.00%, 11/1/2025	500,000	506,908
Series 2024A, Rev., AGC, 5.00%, 11/1/2026	1,800,000	1,861,825
Series 2024B, Rev., AGC, 5.00%, 11/1/2026	1,000,000	1,034,348
Series 2024A, Rev., AGC, 5.00%, 11/1/2028	700,000	748,331
Jersey City Municipal Utilities Authority Series 2024 B, Rev., GTD, 5.00%, 5/1/2025	2,400,000	2,406,891
New Jersey Economic Development Authority, School Facilities Construction Series 2024SSS, Rev., 5.00%, 6/15/2026	1,000,000	1,027,165
New Jersey Transportation Trust Fund Authority, Transportation Program
Series 2024 CC, Rev., 5.00%, 6/15/2036	1,000,000	1,147,290
Series 2024 AA, Rev., 5.25%, 6/15/2041	1,250,000	1,415,951
Series 2024 CC, Rev., 5.00%, 6/15/2045	2,250,000	2,429,491
Series 2024 CC, Rev., 4.13%, 6/15/2050	1,250,000	1,224,191
Series 2023 BB, Rev., 5.25%, 6/15/2050	3,500,000	3,770,374
Series 2024 CC, Rev., 5.25%, 6/15/2050	1,000,000	1,082,150
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	153

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Jersey — continued
New Jersey Transportation Trust Fund Authority, Transportation System
Series 2018A, Rev., 4.00%, 12/15/2031	250,000	257,270
Series 2018A, Rev., 5.00%, 12/15/2033	2,000,000	2,132,376
New Jersey Turnpike Authority Series 2022B, Rev., 5.00%, 1/1/2042	1,500,000	1,648,456
South Jersey Transportation Authority
Series 2025A, Rev., 4.00%, 11/1/2038	1,800,000	1,836,585
Series 2025A, Rev., 4.00%, 11/1/2039	1,700,000	1,732,905
Tobacco Settlement Financing Corp.
Series 2018 A, Rev., 5.00%, 6/1/2033	1,000,000	1,036,541
Series 2018 A, Rev., 5.00%, 6/1/2034	5,255,000	5,437,344
Series 2018 A, Rev., 5.00%, 6/1/2036	2,970,000	3,062,717
Series 2018A, Rev., 4.00%, 6/1/2037	1,415,000	1,398,715
Series 2018A, Rev., 5.00%, 6/1/2046	8,160,000	8,249,409
Total New Jersey		51,506,719
New Mexico — 0.5%
Albuquerque Municipal School District No. 12
Series 2024, GO, 5.00%, 8/1/2036	600,000	667,087
Series 2024, GO, 5.00%, 8/1/2037	1,000,000	1,109,841
City of Albuquerque Series 2015A, Rev., 5.00%, 7/1/2026	240,000	241,668
City of Farmington, San Juan Project
Series 2010 D, Rev., 3.90%, 6/1/2028 (b)	1,100,000	1,118,020
Series 2010 C, Rev., 3.88%, 6/1/2029 (b)	1,500,000	1,529,204
County of Santa Fe, Cresta Ranch Apartments Series 2024, Rev., 3.29%, 6/1/2028 (b)	8,000,000	8,021,170
New Mexico Finance Authority, State Transportation, Subordinate Lien Series 2018A, Rev., 5.00%, 6/15/2027	100,000	105,185
Total New Mexico		12,792,175
New York — 12.9%
Build NYC Resource Corp., Kipp NYC Public School Facilities - Canal West Project
Rev., 5.00%, 7/1/2033	585,000	631,166
Rev., 5.00%, 7/1/2034	205,000	220,049
Build NYC Resource Corp., Success Academy Charter School Project Series 2025, Rev., 4.00%, 9/1/2040	1,700,000	1,678,865
Build NYC Resource Corp., The Young Men's and Women's Hebrew Association Project Series 2024, Rev., 5.00%, 12/1/2027	2,500,000	2,639,355
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

New York — continued
Camden Central School District, GO, BAN, 4.50%, 6/26/2025	1,000,000	1,004,187
Chautauqua Tobacco Asset Securitization Corp. Series 2014, Rev., 5.00%, 6/1/2048	2,975,000	2,829,581
City of New York, Fiscal Year 2018
Series 2018E, GO, VRDO, LOC : TD Bank NA, 1.50%, 3/3/2025 (b)	4,400,000	4,400,000
Series B-4, GO, VRDO, LIQ : Barclays Bank plc, 1.50%, 3/3/2025 (b)	4,360,000	4,360,000
Series 2018F-1, GO, 5.00%, 4/1/2033	105,000	110,932
City of New York, Fiscal Year 2019 Series 2019E, GO, 5.00%, 8/1/2033	100,000	107,421
City of New York, Fiscal Year 2021
Series 2021A-1, GO, 5.00%, 8/1/2031	185,000	205,409
Series 2021-1, GO, 5.00%, 4/1/2033	235,000	261,734
Series 2021F, Subseries F-1, GO, 5.00%, 3/1/2037	1,000,000	1,097,212
City of New York, Fiscal Year 2022 Series 2022B,Subseries B-1, GO, 5.00%, 8/1/2033	1,650,000	1,873,035
City of New York, Fiscal Year 2023 Series 2023E, Subseries E-1, GO, 4.00%, 4/1/2050	1,290,000	1,233,807
City of New York, Fiscal Year 2024
Series 2024D, GO, 5.50%, 4/1/2046	2,350,000	2,620,230
Series 2024A, GO, 5.00%, 8/1/2048	1,150,000	1,220,694
City of Oneida, GO, BAN, 4.50%, 3/28/2025	12,400,000	12,414,746
Dryden Central School District, GO, BAN, 4.50%, 6/25/2025	7,600,000	7,632,505
Empire State Development Corp., State Personal Income Tax, General Purpose Series 2020A, Rev., 4.00%, 3/15/2045	500,000	489,111
Empire State Development Corp., State Sales Tax Series 2021A, Rev., 4.00%, 3/15/2046	2,500,000	2,437,903
Gloversville Enlarged School District, GO, BAN, 4.50%, 6/26/2025	1,000,000	1,004,380
Long Island Power Authority Series 2023E, Rev., 5.00%, 9/1/2048	3,890,000	4,173,577
Long Island Power Authority, Electric System
Series 2024B, Rev., 3.00%, 9/1/2029 (b)	7,000,000	6,875,876
Series 2024B, Rev., 3.00%, 9/1/2031 (b)	7,500,000	7,363,924
Malone Central School District, GO, BAN, 4.50%, 6/26/2025	10,000,000	10,042,188
SEE NOTES TO FINANCIAL STATEMENTS.

154	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Metropolitan Transportation Authority
Series 2015 E-1, Rev., VRDO, LOC : Barclays Bank plc, 1.35%, 3/3/2025 (b)	2,300,000	2,300,000
Series 2024B, Rev., 5.00%, 11/15/2041	2,000,000	2,188,139
Mount Markham Central School District, Unlimited Tax, GO, BAN, 4.50%, 6/25/2025	10,000,000	10,041,175
New York City Housing Development Corp., Multi-Family Mortgage, 8 Spruce Street Project
Series 2024 CL E, Rev., 4.38%, 12/15/2031	1,250,000	1,276,981
Series 2024 CL F, Rev., 5.25%, 12/15/2031	1,300,000	1,335,433
New York City Municipal Water Finance Authority, Second Generation, Fiscal Year 2015 Series 2015 GG, Rev., 5.00%, 6/15/2039	3,000,000	3,013,243
New York City Municipal Water Finance Authority, Second Generation, Fiscal Year 2024
Series 2024, Subseries BB-2, Rev., 5.25%, 6/15/2047	3,000,000	3,273,246
Series 2024, Subseries CC-1, Rev., 5.25%, 6/15/2054	1,500,000	1,625,623
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2011 Series DD-1, Rev., VRDO, LIQ : TD Bank NA, 1.50%, 3/3/2025 (b)	2,100,000	2,100,000
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2020 Series 2022FF, Rev., 4.00%, 6/15/2041	1,760,000	1,759,114
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2023
Series 2023CC, Rev., VRDO, LIQ : Barclays Bank plc, 1.35%, 3/3/2025 (b)	2,105,000	2,105,000
Series 2023, Subseries AA-3, Rev., 5.00%, 6/15/2047	725,000	772,606
Series 2023AA Subseries AA-1, Rev., 5.25%, 6/15/2052	3,000,000	3,229,047
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

New York — continued
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2024 Series 2024, Subseries AA-1, Rev., 5.25%, 6/15/2053	2,700,000	2,919,099
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2025 Series 2025AA, Subseries AA-1, Rev., 5.25%, 6/15/2053	5,535,000	6,025,641
New York City Transitional Finance Authority Building Aid, Subordinate Series 2019 S-2A, Rev., 5.00%, 7/15/2025 (e)	45,000	45,356
New York City Transitional Finance Authority Building Aid, Subordinate, Fiscal Year 2020 Series 2020S1, Subseries S-1B, Rev., 4.00%, 7/15/2042	1,500,000	1,499,374
New York City Transitional Finance Authority Future Tax Secured Series 2018 B-1, Rev., 4.00%, 8/1/2042	2,750,000	2,711,027
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2018 Series 2018S-4A, Rev., 5.00%, 7/15/2033	105,000	111,894
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014 Series D-3, Rev., VRDO, LIQ : Mizuho Bank Ltd., 1.50%, 3/3/2025 (b)	15,700,000	15,700,000
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2020 Series 2020A, Subseries A-2, Rev., 5.00%, 5/1/2039	265,000	281,579
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2021 Series 2021C, Subseries C-1, Rev., 4.00%, 5/1/2035	750,000	779,132
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2022 Series 2022B, Subseries B-1, Rev., 4.00%, 8/1/2045	8,370,000	8,207,399
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2023 Series 2023F, Subseries F-1, Rev., 4.00%, 2/1/2051	1,250,000	1,193,519
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2024
Series 2024C, Rev., 5.25%, 5/1/2048	2,000,000	2,166,208
Series 2024C, Rev., 5.00%, 5/1/2053	2,500,000	2,651,559
Series 2024F, Subseries F-1, Rev., 4.25%, 2/1/2054	1,000,000	986,381
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	155

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2025
Series 2025A, Subseries A-1, Rev., 5.00%, 11/1/2029	3,500,000	3,841,889
Series 2025C, Subseries C-1, Rev., 5.00%, 5/1/2048	5,590,000	5,979,878
Series 2025 D, Rev., 5.25%, 5/1/2048	6,075,000	6,618,745
New York City Transitional Finance Authority, Future Tax Secured, Subordinate, Fiscal Year 2025
Series 2025F, Subseries F-1, Rev., 5.00%, 11/1/2035	2,000,000	2,340,816
Series 2025E, Rev., 5.00%, 11/1/2045	5,000,000	5,407,888
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2022 Series 2022F, SubseriesF-1, Rev., 5.00%, 2/1/2036	525,000	583,518
New York Power Authority, Green Transmission Project
Series 2023 A, Rev., AGM, 5.00%, 11/15/2053	1,000,000	1,067,611
Series 2023 A, Rev., AGM, 5.13%, 11/15/2058	2,750,000	2,959,759
New York State Dormitory Authority
Series 2024A, Rev., AGM, 5.00%, 10/1/2025	2,500,000	2,534,467
Series 2024A, Rev., AGM, 5.00%, 10/1/2026	3,225,000	3,347,979
Series 2024 D, Rev., 5.00%, 10/1/2035	1,300,000	1,472,361
Series 2024A, Rev., AGM, 5.00%, 10/1/2037	1,825,000	2,064,202
New York State Dormitory Authority, Cornell University Series 2019D, Rev., 5.00%, 7/1/2033	135,000	158,560
New York State Dormitory Authority, Northwell Health Obligated Group Series 2019A, Rev., 5.00%, 5/1/2029	70,000	76,228
New York State Dormitory Authority, Pace University
Series 2024 A, Rev., 5.25%, 5/1/2032	620,000	695,735
Series 2024 A, Rev., 5.25%, 5/1/2036	1,380,000	1,565,576
Series 2024 A, Rev., 5.25%, 5/1/2041	460,000	508,438
Series 2024 A, Rev., 5.25%, 5/1/2042	550,000	603,699
New York State Dormitory Authority, Personal Income Tax
Series 2019D, Rev., 5.00%, 2/15/2034	2,000,000	2,189,724
Series 2021A, Rev., 4.00%, 3/15/2037	990,000	1,019,845
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

New York — continued
New York State Dormitory Authority, Sales Tax Series 2024A, Rev., AGM, 5.00%, 10/1/2027	3,600,000	3,818,073
New York State Dormitory Authority, State Personal Income Tax Series 2021 E, Rev., 4.00%, 3/15/2032 (e)	5,000	5,391
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2021 E, Rev., 4.00%, 3/15/2032 (e)	175,000	188,697
Series 2021 E, Rev., 4.00%, 3/15/2040	2,820,000	2,850,281
Series 2021 E, Rev., 4.00%, 3/15/2042	1,000,000	997,520
New York State Dormitory Authority, State Sales Tax Series 2024A, Rev., 5.00%, 3/15/2050	3,000,000	3,197,845
New York State Dormitory Authority, White Plains Hospital
Series 2024, Rev., 5.00%, 10/1/2030	1,000,000	1,067,339
Series 2024, Rev., 5.25%, 10/1/2049	1,000,000	1,042,568
New York State Energy Research and Development Authority Series 1997 A, Rev., 3.00%, 7/1/2025 (b)	7,540,000	7,538,226
New York State Environmental Facilities Corp., State Revolving Funds, Master Financing Program
Series 2025 A, Rev., 5.00%, 9/15/2035	240,000	284,054
Series 2025 A, Rev., 5.00%, 9/15/2036	410,000	482,332
Series 2025 A, Rev., 5.00%, 9/15/2037	465,000	543,681
Series 2025 A, Rev., 5.00%, 9/15/2038	520,000	604,797
Series 2025 A, Rev., 5.00%, 9/15/2050	2,000,000	2,164,636
Series 2025 A, Rev., 5.00%, 9/15/2054	9,485,000	10,236,221
New York State Housing Finance Agency, 160 Madison Avenue LLC Series 2013A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 1.45%, 3/3/2025 (b)	5,000,000	5,000,000
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Series 2018, Rev., AMT, 5.00%, 1/1/2030	5,400,000	5,589,575
Series 2018, Rev., AMT, 5.00%, 1/1/2031	1,570,000	1,623,717
Rev., AMT, 5.00%, 1/1/2034	3,000,000	3,089,889
Series 2023, Rev., AMT, 6.00%, 4/1/2035	3,000,000	3,368,548
SEE NOTES TO FINANCIAL STATEMENTS.

156	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Series 2023, Rev., AMT, 5.63%, 4/1/2040	3,000,000	3,215,147
New York Transportation Development Corp., JFK International Airport New Terminal One Project Series 2023, Rev., AMT, AGM, 5.00%, 6/30/2049	500,000	515,473
New York Transportation Development Corp., John F. Kennedy International Airport New Terminal One Project Series 2024, Rev., AMT, AGM, 5.25%, 6/30/2039	1,425,000	1,576,994
Northeastern Clinton Central School District, GO, BAN, 4.50%, 6/26/2025	1,000,000	1,004,541
Port Authority of New York and New Jersey, Consolidated
Series 214, Rev., AMT, 5.00%, 9/1/2036	1,975,000	2,071,593
Series 223, Rev., AMT, 4.00%, 7/15/2037	510,000	519,797
Series 244, Rev., 5.00%, 7/15/2040	1,000,000	1,145,238
Smithtown Central School District
GO, 4.00%, 6/1/2035	2,465,000	2,598,617
GO, 4.00%, 6/1/2036	2,125,000	2,223,093
GO, 4.00%, 6/1/2037	2,000,000	2,078,798
Stillwater Central School District, GO, BAN, 4.50%, 6/27/2025	3,000,000	3,012,870
Suffolk Regional Off-Track Betting Co. Series 2024, Rev., 5.75%, 12/1/2044	2,940,000	3,035,824
Syracuse Industrial Development Agency, Syracuse City School District Project Series 2020A, Rev., 4.00%, 5/1/2036	1,275,000	1,308,034
Thousand Islands Central School District, GO, BAN, 4.25%, 6/27/2025	1,500,000	1,504,651
Town of Stony Point, GO, 5.00%, 8/15/2027	75,000	78,945
Triborough Bridge and Tunnel Authority Sales Tax, TBTA Capital Lockbox Series 2023A, Rev., 4.13%, 5/15/2053	2,250,000	2,176,227
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels Series 2024B, Subseries B-1, Rev., 5.25%, 5/15/2054	3,000,000	3,268,553
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels, TBTA Capital Lockbox
Series 2025 A, Rev., 5.00%, 12/1/2045	1,500,000	1,618,714
Series 2025 A, Rev., 5.00%, 12/1/2046	2,000,000	2,150,106
Series 2025 A, Rev., 5.25%, 12/1/2054	2,000,000	2,162,625
Series 2025 A, Rev., AGC, 4.50%, 12/1/2056	1,000,000	993,375
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

New York — continued
Series 2025 A, Rev., 5.50%, 12/1/2059	1,500,000	1,652,473
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax Series 2022D-1A, Rev., 5.00%, 11/15/2037	1,000,000	1,132,114
TSASC, Inc. Series A, Rev., 5.00%, 6/1/2036	5,230,000	5,343,131
Westchester County Local Development Corp., Kendal on Hudson Project Series 2022B, Rev., 5.00%, 1/1/2032	240,000	255,821
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc., Project Series 2021 A, Rev., 5.00%, 7/1/2056 (c)	9,000,000	8,996,447
Yonkers Industrial Development Agency, New Community School Project, Rev., 5.00%, 5/1/2042	1,445,000	1,556,315
Total New York		315,151,486
North Carolina — 1.7%
City of Asheville Water System Series 2024, Rev., 5.00%, 8/1/2042	1,860,000	2,069,001
City of Charlotte, North Carolina Government Facilities
Series 2023B, COP, 5.00%, 6/1/2026	400,000	411,767
Series 2023B, COP, 5.00%, 6/1/2027	460,000	483,797
County of Cabarrus, Limited Obligation Series 2024B, Rev., 5.00%, 8/1/2042	1,250,000	1,390,457
County of Davidson, GO, 5.00%, 6/1/2027	35,000	36,834
Cumberland County Industrial Facilities and Pollution Control Financing Authority, Solid Waste Disposal Project Hero Series 2024, Rev., AMT, 3.75%, 11/1/2025 (b)	3,000,000	3,000,164
Fayetteville State University, Student Housing Project Series 2021, Rev., AGM, 5.00%, 4/1/2037	4,270,000	4,565,593
North Carolina Housing Finance Agency, Homeownership
Series 52-C, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 1.50%, 3/3/2025 (b)	3,400,000	3,400,000
Series 55-C, Rev., GNMA / FNMA / FHLMC, 3.20%, 1/15/2026 (b)	3,000,000	3,001,578
Series 53-A, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2055	2,740,000	2,997,585
Series 57-A, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2056	7,500,000	8,496,580
Town of Cary Series 2021, GO, 4.00%, 9/1/2032	5,510,000	5,856,211
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	157

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
North Carolina — continued
Town of Fuquay-Varina Combined Utilities
Series 2024B, Rev., 5.00%, 2/1/2035	1,175,000	1,355,094
Series 2024B, Rev., 5.00%, 2/1/2037	1,265,000	1,447,622
University of North Carolina, Hospital at Chapel Hill Series A, Rev., VRDO, LIQ : TD Bank NA, 1.45%, 3/3/2025 (b)	2,500,000	2,500,000
Total North Carolina		41,012,283
North Dakota — 0.2%
North Dakota Housing Finance Agency, Home Mortgage Finance Program
Series 2017H, Rev., VRDO, LIQ : Royal Bank of Canada, 2.25%, 3/12/2025 (b)	1,725,000	1,725,000
Series 2023A, Rev., 5.75%, 7/1/2053	2,080,000	2,218,982
North Dakota Public Finance Authority, State Revolving Fund Program Series 2024A, Rev., 5.00%, 10/1/2043	1,515,000	1,676,779
Total North Dakota		5,620,761
Ohio — 4.8%
Buckeye Tobacco Settlement Financing Authority
Series 2020A-2, Rev., 5.00%, 6/1/2030	5,000,000	5,327,001
Series 2020A-2, Rev., 5.00%, 6/1/2031	5,000,000	5,319,138
Series 2020A-2 CL 1, Rev., 4.00%, 6/1/2037	2,600,000	2,585,061
Series 2020A-2, Rev., 4.00%, 6/1/2038	3,750,000	3,700,421
Series 2020B-2, Rev., 5.00%, 6/1/2055	15,250,000	13,942,799
Series 2020B-3, Rev., Zero Coupon, 6/1/2057	15,825,000	1,689,377
Columbus Regional Airport Authority, John Glenn Columbus International Airport
Series 2025 A, Rev., AMT, 5.00%, 1/1/2035	3,000,000	3,326,757
Series 2025 A, Rev., AMT, 5.00%, 1/1/2036	5,000,000	5,515,084
Series 2025 A, Rev., AMT, 5.00%, 1/1/2037	8,200,000	9,003,553
Series 2025 A, Rev., AMT, 5.25%, 1/1/2044	1,000,000	1,076,561
Series 2025 A, Rev., AMT, 5.25%, 1/1/2045	1,750,000	1,878,490
Series 2025 B, Rev., 5.25%, 1/1/2050	1,000,000	1,090,090
County of Franklin, Ohio Hospital Facilities Series 2009A, Rev., VRDO, LIQ : Barclays Bank plc, 2.25%, 3/12/2025 (b)	5,000,000	5,000,000
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Ohio — continued
County of Summit, Various Purpose Improvement Series 2022, GO, 5.00%, 12/1/2031	100,000	113,336
County of Warren, Otterbein Homes Obligation Group Series 2024, Rev., 5.00%, 7/1/2049	1,800,000	1,852,834
Dublin City School District, Ohio School Facilities Unlimited Tax
Series 2024B, GO, 5.00%, 12/1/2043	1,470,000	1,611,176
Series 2024B, GO, 4.00%, 12/1/2048	1,050,000	1,034,885
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project Series 2023, Rev., 5.00%, 12/1/2028 (b) (c)	3,795,000	3,861,169
North Ridgeville City School District
Series 2024, GO, 5.25%, 12/1/2054	1,900,000	1,984,767
Series 2024, GO, 4.50%, 12/1/2061	1,500,000	1,497,220
Northeast Ohio Medical University Series 2022, Rev., 5.00%, 12/1/2035	1,000,000	1,084,026
Ohio Air Quality Development Authority, American Electric Power Co. Project Series 2005C, Rev., AMT, 3.70%, 4/1/2028	4,000,000	4,014,937
Ohio Air Quality Development Authority, Duke Energy Corp.
Series 2022B, Rev., 4.00%, 6/1/2027 (b)	2,000,000	2,024,090
Series 2022A, Rev., AMT, 4.25%, 6/1/2027 (b)	1,000,000	1,012,429
Ohio Higher Educational Facility Commission, Cleveland Clinic Health System Series 2008-B4, Rev., VRDO, LIQ : Barclays Bank plc, 1.45%, 3/3/2025 (b)	10,750,000	10,750,000
Ohio Higher Educational Facility Commission, Denison University 2017 Project Series 2017A, Rev., 5.00%, 11/1/2025	75,000	76,142
Ohio Housing Finance Agency, Mortgage- Backed Securities Program Series 2023 B, Rev., GNMA / FNMA / FHLMC COLL, 6.00%, 3/1/2055	1,970,000	2,159,143
Ohio State University (The), General Receipts Series 2023A-2, Rev., VRDO, 2.30%, 3/12/2025 (b)	10,000,000	10,000,000
Ohio Turnpike and Infrastructure Commission, Junior Lien Series 2018A, Rev., 5.00%, 2/15/2027	135,000	141,052
Ohio Water Development Authority
Series 2016B, Rev., 5.00%, 6/1/2026	30,000	30,901
Series 2023A, Rev., 5.00%, 12/1/2036	1,335,000	1,532,755
SEE NOTES TO FINANCIAL STATEMENTS.

158	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Ohio — continued
Ohio Water Development Authority, Drinking Water Assistance Series 2024 A, Rev., 5.00%, 12/1/2041	2,500,000	2,812,972
Ohio Water Development Authority, Water Pollution Control Loan Fund
Series 2017A, Rev., 5.00%, 12/1/2026	45,000	46,897
Series 2020 A, Rev., 5.00%, 12/1/2050	1,000,000	1,047,443
Port of Greater Cincinnati Development Authority, Duke Energy Convention Center Project
Series 2024B, Rev., 5.00%, 12/1/2037	1,000,000	1,123,562
Series 2024B, Rev., 5.00%, 12/1/2038	1,000,000	1,118,557
Series 2024B, Rev., 5.00%, 12/1/2039	565,000	627,386
Series 2024B, Rev., 5.00%, 12/1/2063	4,000,000	4,132,843
State of Ohio, Capital Facilities Lease Appropriation, Administrative Building Fund Projects, Tax Exempt Series 2018A, Rev., 5.00%, 10/1/2034	220,000	233,959
State of Ohio, Children's Hospital Medical Center of Akron Series 2024 B, Rev., 5.00%, 8/15/2032 (b)	1,500,000	1,661,742
State of Ohio, Common School Series 2021B, GO, 5.00%, 9/15/2031	210,000	238,005
State of Ohio, Natural Resources Series 2017V, GO, 5.00%, 10/1/2027	35,000	37,108
Total Ohio		117,315,668
Oklahoma — 1.6%
Oklahoma County Independent School District No. 89 Oklahoma City Series 2025A, GO, 4.00%, 7/1/2028	2,500,000	2,598,865
Oklahoma Development Finance Authority Health System, OU Medicine Project Series 2018 B, Rev., 5.25%, 8/15/2048	5,550,000	5,646,197
Oklahoma Housing Finance Agency, Home Ownership Loan Program Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.25%, 9/1/2056	4,000,000	4,531,310
Oklahoma Industries Authority, Oklahoma County Independent School District No. 89 Oklahoma City Series 2024, Rev., 5.00%, 4/1/2032	8,545,000	9,628,551
Oklahoma Water Resources Board, Clean Water Program Series 2024, Rev., 5.00%, 4/1/2042	1,800,000	1,988,848
Oklahoma Water Resources Board, State Loan Program
Series 2024 A, Rev., 5.00%, 10/1/2037	1,000,000	1,105,805
Series 2024B, Rev., 5.00%, 10/1/2037	1,200,000	1,326,966
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Oklahoma — continued
Series 2024B, Rev., 5.00%, 10/1/2039	1,000,000	1,097,219
Series 2023A, Rev., 4.00%, 10/1/2043	3,720,000	3,746,254
Series 2024B, Rev., 5.25%, 10/1/2044	2,100,000	2,274,874
Tulsa Airports Improvement Trust, American Airlines Group, Inc., Rev., AMT, 5.00%, 6/1/2025 (b)	1,725,000	1,730,269
University of Oklahoma (The)
Series 2024A, Rev., 5.00%, 7/1/2038	1,050,000	1,191,126
Series 2024A, Rev., 5.00%, 7/1/2041	1,045,000	1,155,898
Total Oklahoma		38,022,182
Oregon — 0.3%
Multnomah and Clackamas Counties School District No. 10JT Gresham-Barlow Series B, GO, Zero Coupon, 6/15/2035	8,500,000	5,487,225
Tri-County Metropolitan Transportation District of Oregon, Senior Lien Payroll Tax
Series 2018A, Rev., 5.00%, 9/1/2027 (e)	45,000	47,637
Series 2021A, Rev., 5.00%, 9/1/2035	1,060,000	1,182,317
Union County Hospital Facility Authority, Grande Ronde Hospital, Inc.
Series 2022, Rev., 5.00%, 7/1/2026	300,000	304,777
Series 2022, Rev., 5.00%, 7/1/2028	400,000	416,365
Total Oregon		7,438,321
Pennsylvania — 3.9%
Allegheny County Airport Authority, Pittsburgh International Airport
Series 2023A, Rev., AMT, AGM, 5.50%, 1/1/2048	1,500,000	1,617,747
Series 2023A, Rev., AMT, AGM, 5.50%, 1/1/2053	1,000,000	1,072,240
Allegheny County Higher Education Building Authority, Carnegie Mellon University Series 2008A, Rev., VRDO, LIQ : Bank of New York Mellon (The), 1.75%, 3/3/2025 (b)	6,000,000	6,000,000
Allegheny County Higher Education Building Authority, University Refunding Duquesne University Series 2024, Rev., 5.00%, 3/1/2043	3,500,000	3,751,923
Allegheny County Hospital Development Authority, Pittsburgh Medical Center
Series 2019 A, Rev., 5.00%, 7/15/2032	1,800,000	1,940,701
Series 2019A, Rev., 5.00%, 7/15/2033	4,000,000	4,300,776
Allegheny County Sanitary Authority, Sewer
Series 2024, Rev., 5.00%, 12/1/2027	1,250,000	1,325,076
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	159

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — continued
Series 2024, Rev., 5.00%, 12/1/2031	1,060,000	1,197,195
Bucks County Water and Sewer Authority
Series 2022A, Rev., AGM, 5.00%, 12/1/2032	115,000	129,631
Series 2022A, Rev., AGM, 5.00%, 12/1/2033	105,000	119,928
Series 2022A, Rev., AGM, 5.00%, 12/1/2036	380,000	429,183
City of Philadelphia, Airport System Series 2017B, Rev., AMT, 5.00%, 7/1/2035	2,000,000	2,051,379
Commonwealth Financing Authority, Tobacco Master Settlement Payment, Rev., 5.00%, 6/1/2035	225,000	236,457
Commonwealth of Pennsylvania Series 2024-1, GO, 4.00%, 8/15/2042	12,000,000	12,041,425
County of Delaware Series 2024, GO, 5.00%, 8/1/2040	650,000	716,837
County of Lehigh, Lehigh Valley Health Network Hospital Series 2016A, Rev., 4.00%, 7/1/2035	175,000	173,357
Delaware Valley Regional Finance Authority, Local Government Series 2022D, Rev., 4.00%, 3/1/2029	1,000,000	1,032,088
Geisinger Authority, Health System Series 2020B, Rev., 5.00%, 2/15/2027 (b)	455,000	467,344
Montgomery County Higher Education and Health Authority, Thomas Jefferson University
Rev., 5.00%, 9/1/2027	265,000	277,403
Series 2018A, Rev., 4.00%, 9/1/2038	135,000	134,455
Montgomery County Industrial Development Authority, Constellation Energy Generation Series 2023A, Rev., 4.10%, 4/3/2028 (b)	14,305,000	14,605,415
Pennsylvania Economic Development Financing Authority, Junior Guaranteed, Capitol Region Parking System Series 2024 B, Rev., GTD, 4.25%, 1/1/2050	1,475,000	1,435,355
Pennsylvania Economic Development Financing Authority, Senior Insured, Capitol Region Parking System Series 2024 A, Rev., AGM, 4.00%, 1/1/2042	1,250,000	1,222,191
Pennsylvania Economic Development Financing Authority, The Penndot Major Bridges, Rev., AMT, AGM, 5.00%, 12/31/2057	425,000	437,618
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pennsylvania — continued
Pennsylvania Economic Development Financing Authority, Waste Management, Inc. Project Series 2021A-2, Rev., 4.60%, 10/1/2026 (b)	5,000,000	5,043,133
Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University
Series 2024B-1, Rev., 5.25%, 11/1/2043	1,310,000	1,429,246
Series 2024B-2, Rev., 5.50%, 11/1/2054	2,000,000	2,172,950
Pennsylvania Housing Finance Agency, Single Family Mortgage
Series 2023-141A, Rev., 5.75%, 10/1/2053	5,620,000	5,991,345
Series 2024-145A, Rev., 6.00%, 10/1/2054	2,000,000	2,182,148
Pennsylvania Turnpike Commission
Series A-1, Rev., 5.00%, 12/1/2029	105,000	110,532
Series A-1, Rev., 5.00%, 12/1/2031	60,000	63,054
Series 2016B, Rev., 4.00%, 6/1/2033	575,000	579,353
Series 2022A, Rev., 5.00%, 12/1/2033	1,000,000	1,145,152
Series 2022B, Rev., 5.25%, 12/1/2041	1,000,000	1,117,496
Series 2023 A, Rev., 5.00%, 12/1/2048	3,075,000	3,322,787
Pennsylvania Turnpike Commission, Subordinate
Series 2024-1, Rev., 5.00%, 12/1/2029	1,200,000	1,316,123
Series 2023-1, Rev., 5.00%, 12/1/2036	750,000	852,873
Philadelphia Authority for Industrial Development, Holy Family University Project, Rev., 5.00%, 9/1/2027	610,000	629,946
Philadelphia Energy Authority (The), Philadelphia Street Lighting Project
Series 2023A, Rev., 5.00%, 11/1/2037	835,000	940,972
Series 2023A, Rev., 5.00%, 11/1/2038	850,000	952,388
Series 2023A, Rev., 5.00%, 11/1/2041	1,265,000	1,381,288
Philadelphia Gas Works Co., 1998 General Ordinance
Series 17B, Rev., 5.00%, 8/1/2031	2,250,000	2,507,853
Series 17 A, Rev., 5.00%, 8/1/2035	1,250,000	1,435,992
Redevelopment Authority of the City of Philadelphia, Service Agreement Series 2024 B, Rev., 5.00%, 9/1/2044	725,000	776,238
Swarthmore Borough Authority Series 2023, Rev., 5.00%, 9/15/2053	3,285,000	3,514,264
Township of Hampton
GO, 5.00%, 1/1/2035	150,000	166,867
SEE NOTES TO FINANCIAL STATEMENTS.

160	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — continued
GO, 4.00%, 1/1/2042	970,000	974,849
GO, 4.00%, 1/1/2047	700,000	672,132
Total Pennsylvania		95,994,705
Puerto Rico — 0.9%
Puerto Rico Sales Tax Financing Corp. Sales Tax (Puerto Rico)
Series A-1, Rev., Zero Coupon, 7/1/2029	2,641,000	2,273,616
Series B-2, Rev., 4.33%, 7/1/2040	10,000,000	9,998,146
Series A-1, Rev., Zero Coupon, 7/1/2046	9,500,000	3,179,275
Series A-1, Rev., Zero Coupon, 7/1/2051	4,770,000	1,179,536
Series A-2, Rev., 4.78%, 7/1/2058	6,000,000	5,929,540
Total Puerto Rico		22,560,113
Rhode Island — 0.7%
Rhode Island Health and Educational Building Corp., Brynt University Issue
Series 2024, Rev., 5.00%, 6/1/2037	2,255,000	2,536,633
Series 2024, Rev., 5.00%, 6/1/2038	1,650,000	1,845,476
Series 2024, Rev., 5.00%, 6/1/2040	2,000,000	2,199,981
Rhode Island Health and Educational Building Corp., Lifespan Obligated Group
Series 2024, Rev., 5.00%, 5/15/2036	960,000	1,057,672
Series 2024, Rev., 5.00%, 5/15/2038	1,150,000	1,255,926
Series 2024, Rev., 5.00%, 5/15/2042	1,000,000	1,061,044
Series 2024, Rev., 5.00%, 5/15/2043	1,000,000	1,054,448
Rhode Island Housing and Mortgage Finance Corp., Homeowenership Series 84-A, Rev., GNMA COLL, 5.00%, 4/1/2049	1,000,000	1,037,365
State of Rhode Island and Providence Plantations Consolidated Capital Development Loan Series 2018A, GO, 5.00%, 4/1/2029	75,000	80,033
Tobacco Settlement Financing Corp. Series B, Rev., 5.00%, 6/1/2050	5,000,000	5,002,899
Total Rhode Island		17,131,477
South Carolina — 1.1%
Charleston County Airport District, Rev., 5.00%, 7/1/2035	250,000	267,900
Charleston Educational Excellence Finance Corp., Installment Purchase, Charleston County School District, South Carolina Project
Series 2024, Rev., 5.00%, 12/1/2026	1,000,000	1,039,195
Series 2024, Rev., 5.00%, 12/1/2027	1,000,000	1,059,273
Series 2024, Rev., 5.00%, 12/1/2028	1,325,000	1,428,951
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

South Carolina — continued
County of Dorchester, Waterworks and Sewer System Series 2023, Rev., 4.25%, 10/1/2048	2,320,000	2,293,692
County Square Redevelopment Corp., Greenville South Carolina Project, Rev., 5.00%, 4/1/2030	1,300,000	1,437,487
Horry County School District Series 2015A, GO, SCSDE, 4.00%, 3/1/2028	5,000,000	5,002,634
Patriots Energy Group Financing Agency Series 2023 Subseries B-1, Rev., 5.25%, 3/1/2031 (b)	2,670,000	2,880,476
South Carolina Jobs-Economic Development Authority Series 2025, Rev., FHLMC COLL, 4.00%, 3/12/2025 (b) (d)	3,000,000	3,001,470
South Carolina Public Service Authority
Series 2025 B, Rev., 5.00%, 12/1/2044 (d)	1,250,000	1,348,907
Series 2025 A, Rev., 5.00%, 12/1/2045 (d)	2,000,000	2,144,772
Series 2025 A, Rev., 5.00%, 12/1/2046 (d)	1,000,000	1,067,764
Series 2025 B, Rev., 5.00%, 12/1/2046 (d)	2,500,000	2,669,409
Total South Carolina		25,641,930
South Dakota — 0.1%
South Dakota Housing Development Authority
Series 2024C, Rev., GNMA / FNMA / FHLMC, 6.25%, 11/1/2055	1,500,000	1,689,053
Series 2025 A, Rev., GNMA / FNMA / FHLMC, 6.50%, 11/1/2055	1,250,000	1,435,092
Total South Dakota		3,124,145
Tennessee — 1.6%
Chattanooga Health Educational and Housing Facility Board, CommonSpirit Health Series 2019A-1, Rev., 4.00%, 8/1/2037	1,200,000	1,198,866
City of Clarksville Water Sewer and Gas Series 2021A, Rev., 4.00%, 2/1/2041	3,950,000	3,973,015
City of Lenoir City, Electric System Series 2022, Rev., 5.00%, 6/1/2033	165,000	185,895
County of Coffee, Rural High School Series 2021A, GO, 5.00%, 6/1/2028	125,000	133,843
County of Sullivan, GO, 5.00%, 5/1/2026	30,000	30,799
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	161

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Tennessee — continued
Knox County Health Educational and Housing Facility Board, University of Tennessee Project
Series 2024A-1, Rev., 5.00%, 7/1/2037	435,000	479,396
Series 2024A-1, Rev., 5.00%, 7/1/2038	430,000	472,631
Series 2024A-1, Rev., 5.00%, 7/1/2039	500,000	543,358
Series 2024A-1, Rev., 5.25%, 7/1/2049	1,250,000	1,322,224
Memphis-Shelby County Airport Authority Series 2021A, Rev., AMT, 5.00%, 7/1/2045	1,000,000	1,031,973
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Belmont University
Rev., 5.00%, 5/1/2026	450,000	459,981
Series 2023, Rev., 5.00%, 5/1/2038	400,000	439,150
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Vanderbilt University Medical Center Series 2024A, Rev., 5.00%, 7/1/2029	7,630,000	8,265,133
Metropolitan Government of Nashville and Davidson County
GO, 5.00%, 7/1/2031	2,000,000	2,131,311
Series 2024 A, Rev., 5.25%, 5/15/2049	1,000,000	1,095,973
Metropolitan Nashville Airport Authority (The)
Series 2022B, Rev., AMT, 5.25%, 7/1/2047	630,000	662,651
Series 2022B, Rev., AMT, 5.00%, 7/1/2052	500,000	512,685
Shelby County Health Educational and Housing Facilities Board, Baptism Memorial Health Obligated Group
Series 2024B, Rev., 5.00%, 9/1/2029 (b)	2,950,000	3,128,381
Series 2024 A, Rev., 5.25%, 9/1/2034	2,960,000	3,319,707
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project
Series 2019A, Rev., 5.00%, 10/1/2029	125,000	109,131
Series 2019A, Rev., 5.50%, 10/1/2034	150,000	121,495
State of Tennessee Series 2023A, GO, 5.00%, 5/1/2038	5,000,000	5,714,487
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Tennessee — continued
Tennessee Energy Acquisition Corp., Commodity Project Series 2021A, Rev., 5.00%, 11/1/2031 (b)	1,520,000	1,609,942
Tennessee Energy Acquisition Corp., Gas Project Series 2023A-1, Rev., 5.00%, 5/1/2028 (b)	1,250,000	1,299,020
Total Tennessee		38,241,047
Texas — 11.5%
Aledo Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/15/2042	500,000	541,508
GO, PSF-GTD, 5.00%, 2/15/2043	700,000	754,527
GO, PSF-GTD, 5.00%, 2/15/2048	5,615,000	5,961,654
Arlington Higher Education Finance Corp., Lifeschool of Dallas
Series 2024, Rev., PSF-GTD, 5.00%, 8/15/2027	155,000	161,936
Series 2024, Rev., PSF-GTD, 5.00%, 8/15/2028	205,000	217,377
Series 2024, Rev., PSF-GTD, 5.00%, 8/15/2029	260,000	279,580
Series 2024, Rev., PSF-GTD, 5.00%, 8/15/2030	275,000	299,681
Series 2024, Rev., PSF-GTD, 5.00%, 8/15/2031	315,000	347,344
Series 2024, Rev., PSF-GTD, 5.00%, 8/15/2032	300,000	333,179
Series 2024, Rev., PSF-GTD, 5.00%, 8/15/2033	290,000	324,729
Series 2024, Rev., PSF-GTD, 5.00%, 8/15/2034	295,000	332,757
Series 2024, Rev., PSF-GTD, 5.00%, 8/15/2035	240,000	269,500
Series 2024, Rev., PSF-GTD, 5.00%, 8/15/2036	420,000	469,904
Arlington Higher Education Finance Corp., Trinity Basin Preparatory, Inc.
Rev., PSF-GTD, 5.00%, 8/15/2026	160,000	165,170
Rev., PSF-GTD, 5.00%, 8/15/2027	145,000	152,787
Rev., PSF-GTD, 5.00%, 8/15/2028	150,000	161,089
Rev., PSF-GTD, 5.00%, 8/15/2029	130,000	140,126
Rev., PSF-GTD, 5.00%, 8/15/2030	100,000	109,132
Austin Independent School District, Unlimited Tax, GO, PSF-GTD, 5.00%, 8/1/2026	2,000,000	2,065,395
SEE NOTES TO FINANCIAL STATEMENTS.

162	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Bell County Water Control and Improvement District No. 1
Series 2024, Rev., 5.00%, 7/10/2038	1,000,000	1,110,662
Series 2024, Rev., 5.00%, 7/10/2039	1,000,000	1,105,512
Board of Regents of the University of Texas System Series 2008B, Rev., VRDO, LIQ : University of Texas Investment Management Co. (The), 2.20%, 3/12/2025 (b)	5,225,000	5,225,000
Brushy Creek Regional Utility Authority, Inc., Brushy Creek Regional Water Treatment and Distribution Project, Rev., 5.00%, 8/1/2026	85,000	87,397
Cedar Hill Independent School District, Unlimited Tax
Series 2024, GO, PSF-GTD, 5.00%, 2/15/2036	1,900,000	2,187,065
Series 2024, GO, PSF-GTD, 5.00%, 2/15/2037	2,150,000	2,462,452
Series 2024, GO, PSF-GTD, 5.00%, 2/15/2038	1,765,000	2,012,610
Series 2024, GO, PSF-GTD, 4.00%, 2/15/2050	4,000,000	3,833,004
Central Texas Turnpike System, First Tier
Series 2024 B, Rev., 5.00%, 5/15/2030 (b)	1,500,000	1,605,761
Series 2024 A, Rev., 5.00%, 8/15/2032	1,000,000	1,134,748
Central Texas Turnpike System, Second Tier
Series 2024 C, Rev., 5.00%, 8/15/2032	5,000,000	5,663,028
Series 2024 C, Rev., 5.00%, 8/15/2034	4,500,000	5,178,790
City of Allen
Series 2024, GO, 5.00%, 8/15/2030	1,000,000	1,111,578
GO, 5.00%, 8/15/2044	1,200,000	1,302,573
City of Austin, Airport System
Rev., AMT, 5.00%, 11/15/2035	1,000,000	1,083,482
Series 2017B, Rev., AMT, 5.00%, 11/15/2046	1,000,000	1,005,785
City of Bryan Waterworks and Sewer Series 2025, Rev., 4.25%, 7/1/2045	2,750,000	2,763,420
City of Corpus Christi, Utility System Series 2022B, Rev., 5.00%, 7/15/2032	325,000	367,763
City of Dallas Housing Finance Corp., Rosemont At Ash Creek Apartments Series 2023, Rev., FHA, 5.00%, 12/1/2025 (b)	1,375,000	1,393,498
City of El Paso Water Sewer Series 2023, Rev., 5.25%, 3/1/2049	3,000,000	3,228,466
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
City of Fort Worth Water and Sewer System Series 2024, Rev., 4.25%, 2/15/2054	5,940,000	5,897,256
City of Garland Electric Utility System
Rev., AGC, 5.00%, 3/1/2026	1,000,000	1,021,755
Rev., AGC, 5.00%, 3/1/2031	1,000,000	1,110,616
Rev., 5.00%, 11/15/2036	1,000,000	1,151,607
City of Georgetown Series 2022, GO, 4.00%, 8/15/2041	2,410,000	2,422,447
City of Georgetown, Utilities System
Series 2023, Rev., 5.00%, 8/15/2025	520,000	525,092
Series 2023, Rev., 5.00%, 8/15/2038	1,375,000	1,517,225
City of Grand Prairie Series 2023, GO, 4.00%, 2/15/2037	600,000	619,044
City of Houston Airport System, United Airlines, Inc. Terminal Improvement Projects
Series 2020A, Rev., AMT, 5.00%, 7/1/2027	2,325,000	2,376,537
Series 2020 B-2, Rev., AMT, 5.00%, 7/15/2027	1,955,000	1,998,997
Series 2024B, Rev., AMT, 5.25%, 7/15/2034	1,300,000	1,398,082
City of Houston Airport System, United Airlines, Inc., Terminal Improvement Projects Series 2024B, Rev., AMT, 5.25%, 7/15/2033	8,000,000	8,569,700
City of Houston Combined Utility System, First Lien Series 2024 A, Rev., 5.25%, 11/15/2049	1,250,000	1,360,845
City of Houston, Combined Utility System, First Lien Series 2018D, Rev., 5.00%, 11/15/2030	45,000	48,331
City of Irving Waterworks and Sewer System
Series 2024, Rev., 5.00%, 8/15/2037	1,455,000	1,632,826
Series 2024, Rev., 5.00%, 8/15/2038	1,525,000	1,705,627
City of Mansfield, Combination Tax, GO, 5.00%, 2/15/2044	2,000,000	2,165,318
City of Round Rock, GO, 5.00%, 8/15/2026	1,180,000	1,217,104
City of San Antonio Series 2024, GO, 5.00%, 2/1/2027	1,000,000	1,043,943
City of San Antonio Electric and Gas Systems Series 2024 B, Rev., 5.00%, 2/1/2038	1,500,000	1,712,424
City of San Antonio, Electric and Gas Systems Series 2023B, Rev., 5.25%, 2/1/2041	1,560,000	1,745,423
City of San Marcos, Combination Tax, GO, 5.00%, 8/15/2031	170,000	177,790
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	163

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
City of Waco Series 2024, GO, 5.00%, 2/1/2026	1,900,000	1,938,444
City of Waco, Combination Tax Series 2024 A, GO, 5.00%, 2/1/2026	1,000,000	1,020,234
Clifton Higher Education Finance Corp., Idea Public Schools
Series 2024, Rev., PSF-GTD, 5.00%, 8/15/2026	600,000	618,348
Series 2024, Rev., PSF-GTD, 5.00%, 8/15/2027	1,000,000	1,050,546
Clifton Higher Education Finance Corp., Yes Prep Public School, Inc.
Series 2023, Rev., PSF-GTD, 5.00%, 4/1/2025	195,000	195,301
Series 2023, Rev., PSF-GTD, 5.00%, 4/1/2026	250,000	255,702
Series 2023, Rev., PSF-GTD, 5.00%, 4/1/2038	265,000	286,041
Collin County Community College District, GO, 4.00%, 8/15/2042	2,200,000	2,197,713
County of Fort Bend Toll Road, Senior Lien
Series 2024, Rev., AGM, 5.00%, 3/1/2035	1,000,000	1,135,557
Series 2024, Rev., AGM, 5.00%, 3/1/2036	1,000,000	1,131,597
Series 2024, Rev., AGM, 5.00%, 3/1/2042	1,000,000	1,089,593
County of Hays, Limited Tax, GO, 5.00%, 2/15/2026	20,000	20,426
County of Williamson, Limited Tax, GO, 5.00%, 2/15/2026	40,000	40,898
Crandall Independent School District, Unlimited Tax
Series 2023, GO, PSF-GTD, 5.00%, 2/1/2039	2,800,000	3,107,263
Series 2023, GO, PSF-GTD, 5.00%, 2/1/2041	5,100,000	5,568,120
Denton Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 5.00%, 8/15/2048	1,100,000	1,179,557
Garland Independent School District, Unlimited Tax, School Building Series 2023A, GO, PSF-GTD, 5.00%, 2/15/2040	1,000,000	1,107,645
Glen Rose Independent School District, Unlimited tax Series 2023, GO, PSF-GTD, 5.00%, 8/15/2035	1,000,000	1,095,632
Glen Rose Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 5.00%, 8/15/2036	1,000,000	1,090,266
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
Harris County-Houston Sports Authority, Senior Lien
Series 2024 A, Rev., AGC, 5.00%, 11/15/2025	3,750,000	3,805,314
Series 2024 A, Rev., AGC, 5.00%, 11/15/2026	3,500,000	3,626,847
Irion County Independent School District, Unlimited Tax
Series 2024, GO, PSF-GTD, 5.00%, 8/15/2042	1,075,000	1,172,161
Series 2024, GO, PSF-GTD, 5.00%, 8/15/2043	1,130,000	1,226,544
Series 2024, GO, PSF-GTD, 5.00%, 8/15/2044	1,185,000	1,281,588
Irving Independent School District Series 2023, GO, PSF-GTD, 5.00%, 2/15/2037	1,795,000	2,014,013
Jarrell Independent School District, Unlimited Tax
Series 2024, GO, PSF-GTD, 5.00%, 2/15/2036	1,000,000	1,138,491
Series 2024, GO, PSF-GTD, 5.00%, 2/15/2037	1,000,000	1,134,465
Series 2024, GO, PSF-GTD, 5.00%, 2/15/2039	1,000,000	1,126,471
Series 2024, GO, PSF-GTD, 5.00%, 2/15/2040	1,260,000	1,404,410
Series 2024, GO, PSF-GTD, 5.00%, 2/15/2041	1,250,000	1,378,734
Katy Independent School District, Unlimited Tax
Series 2024, GO, PSF-GTD, 5.00%, 2/15/2033	2,000,000	2,293,275
Series 2024, GO, PSF-GTD, 5.00%, 2/15/2034	1,200,000	1,390,216
Laredo Independent School District Series 2024, GO, PSF-GTD, 5.00%, 8/1/2025	1,750,000	1,766,961
Little Elm Independent School District Series 2024, GO, PSF-GTD, 4.00%, 8/15/2054	1,000,000	953,559
Lower Colorado River Authority
Series 2024, Rev., 5.00%, 5/15/2026	1,000,000	1,026,581
Series 2024, Rev., 5.00%, 5/15/2036	4,000,000	4,510,191
Lower Colorado River Authority, LCRA Transmission Services Corp. Project
Rev., 5.00%, 5/15/2035	155,000	163,805
Series 2024, Rev., AGM, 5.00%, 5/15/2045	3,855,000	4,137,178
Series 2024, Rev., AGM, 5.00%, 5/15/2049	1,170,000	1,240,689
SEE NOTES TO FINANCIAL STATEMENTS.

164	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Mabank Independent School District, Unlimited Tax
Series 2024, GO, PSF-GTD, 5.00%, 8/15/2025	2,775,000	2,801,926
Series 2024, GO, PSF-GTD, 5.00%, 8/15/2026	600,000	619,040
Series 2024, GO, PSF-GTD, 5.00%, 8/15/2027	550,000	579,804
Mansfield Independent School District, Unlimited Tax Series 2024, GO, PSF-GTD, 4.00%, 2/15/2054	1,000,000	951,238
Melissa Independent School District, Unlimited Tax
Series 2024, GO, PSF-GTD, 5.00%, 2/1/2027	350,000	363,917
Series 2024, GO, PSF-GTD, 5.00%, 2/1/2028	320,000	340,018
Series 2024, GO, PSF-GTD, 5.00%, 2/1/2029	250,000	270,353
Series 2024, GO, PSF-GTD, 5.00%, 2/1/2030	220,000	241,928
Series 2024, GO, PSF-GTD, 5.00%, 2/1/2031	250,000	279,036
Series 2023, GO, PSF-GTD, 5.00%, 2/1/2041	1,000,000	1,095,238
Midland Independent School District
Series 2024, GO, PSF-GTD, 5.00%, 2/15/2047	5,000,000	5,356,706
Series 2024, GO, PSF-GTD, 4.00%, 2/15/2054	3,000,000	2,863,284
Mission Economic Development Corp., Waste Management, Inc. Project Series 2020 A, Rev., AMT, VRDO, 3.75%, 6/2/2025 (b)	2,500,000	2,500,000
North Texas Tollway Authority, First Tier Series 2023 A, Rev., 5.00%, 1/1/2026	3,740,000	3,809,458
North Texas Tollway Authority, Second Tier Series 2024B, Rev., 5.00%, 1/1/2030	1,180,000	1,294,841
Northwest Independent School District, Unlimited Tax
Series 2023, GO, PSF-GTD, 5.00%, 2/15/2039	2,500,000	2,762,189
Series 2024 A, GO, PSF-GTD, 5.00%, 2/15/2039	1,940,000	2,169,113
Permanent University Fund - University of Texas System Series 2016 B, Rev., 4.00%, 7/1/2038	7,985,000	8,010,960
Plano Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/15/2029	2,250,000	2,445,310
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
GO, PSF-GTD, 5.00%, 2/15/2030	3,000,000	3,317,164
GO, PSF-GTD, 4.00%, 2/15/2043	2,000,000	1,998,228
GO, PSF-GTD, 4.00%, 2/15/2044	3,250,000	3,220,965
Prosper Independent School District, Unlimited Tax
Series 2024A, GO, PSF-GTD, 5.00%, 2/15/2040	1,000,000	1,126,027
Series 2024A, GO, PSF-GTD, 5.00%, 2/15/2041	1,300,000	1,447,865
San Antonio Education Facilities Corp., Trinity University Project Series 2024 A, Rev., 5.00%, 6/1/2034	1,250,000	1,425,493
Sheldon Independent School District, Unlimited Tax Series 2024, GO, PSF-GTD, 5.00%, 2/15/2046	1,000,000	1,074,608
Tarrant County College District Series 2022, GO, 5.00%, 8/15/2028	1,000,000	1,075,746
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott & White Health Project Series 2022F, Rev., 5.00%, 11/15/2030 (b)	2,215,000	2,414,758
Tarrant County Cultural Education Facilities Finance Corp., Christus Health
Series 2024B, Rev., 5.00%, 7/1/2025	935,000	940,852
Series 2024B, Rev., 5.00%, 7/1/2026	1,110,000	1,138,755
Series 2024B, Rev., 5.00%, 7/1/2027	2,360,000	2,468,300
Series 2024B, Rev., 5.00%, 7/1/2028	3,000,000	3,191,301
Series 2024B, Rev., 5.00%, 7/1/2029	2,485,000	2,684,505
Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System Series 2008A, Rev., VRDO, 2.35%, 3/12/2025 (b)	5,000,000	5,000,000
Tarrant Regional Water District Water Supply System Series 2022, Rev., 5.00%, 3/1/2048	4,930,000	5,224,403
Texas A&M University Series 2024A, Rev., 5.00%, 5/15/2040	6,000,000	6,781,394
Texas A&M University, Financing System Series 2017E, Rev., 5.00%, 5/15/2030	155,000	162,188
Texas Municipal Gas Acquisition and Supply Corp. IV Gas supply Series 2023B, Rev., 5.50%, 1/1/2034 (b)	6,135,000	6,838,724
Texas Municipal Gas Acquisition and Supply Corp. V Gas supply Series 2024, Rev., 5.00%, 1/1/2034 (b)	8,000,000	8,640,418
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	165

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Texas Private Activity Bond Surface Transportation Corp., North Tarrant Express Managed Lanes Project, Mobility Partners LLC Series 2019 A, Rev., 4.00%, 12/31/2039	1,130,000	1,112,805
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners Segments 3 LLC Project Series 2023, Rev., AMT, 5.25%, 12/31/2036	2,835,000	3,029,103
Texas Public Finance Authority, Texas Southern University
Series 2023, Rev., 5.00%, 5/1/2026	500,000	509,826
Series 2023, Rev., 5.00%, 5/1/2027	625,000	648,827
Texas State Affordable Housing Corp., Juniper Creek Apartments Project Series 2023, Rev., 3.75%, 7/1/2026 (b)	3,000,000	3,024,001
Texas Water Development Board
Series 2023 A, Rev., 5.00%, 10/15/2037	1,700,000	1,938,840
Series 2023 A, Rev., 5.00%, 10/15/2058	1,725,000	1,836,040
Texas Water Development Board, State Water Implementation Fund Master Trust Series 2022, Rev., 5.00%, 10/15/2047	1,515,000	1,616,702
Trinity River Authority of Texas, Livingston Regional Water Supply System Project
Series 2023, Rev., 5.00%, 8/1/2036	1,120,000	1,251,197
Series 2023, Rev., 5.00%, 8/1/2037	1,175,000	1,305,452
Trinity River Authority, Tarrant County Water Project
Series 2023, Rev., 5.00%, 2/1/2041	700,000	760,876
Series 2023, Rev., 5.00%, 2/1/2042	675,000	729,866
Trinity River Authority, Water Project, Rev., 5.00%, 2/1/2026	60,000	61,252
Waxahachie Independent School District Series 2024, GO, PSF-GTD, 5.00%, 2/15/2038	1,000,000	1,138,619
Weatherford Independent School District, Unlimited Tax Series 2024, GO, PSF-GTD, 5.00%, 2/15/2043	1,000,000	1,097,446
Weslaco Independent School District, Unlimited Tax
Series 2024, GO, PSF-GTD, 5.00%, 2/15/2037	800,000	909,569
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
Series 2024, GO, PSF-GTD, 5.00%, 2/15/2038	1,000,000	1,132,796
Series 2024, GO, PSF-GTD, 5.00%, 2/15/2041	1,000,000	1,109,437
Total Texas		281,427,041
Utah — 1.0%
City of Salt Lake City, Airport System
Series 2021A, Rev., AMT, 5.00%, 7/1/2029	2,350,000	2,507,430
Series 2023A, Rev., AMT, 5.25%, 7/1/2040	1,060,000	1,159,818
City of Salt Lake City, Sales and Excise Tax Series 2022A, Rev., 4.00%, 10/1/2030	155,000	163,595
Intermountain Power Agency, Utah Power Supply
Series 2023 A, Rev., 5.00%, 7/1/2033	1,465,000	1,634,698
Series 2023 A, Rev., 5.00%, 7/1/2036	1,190,000	1,314,731
Series 2024A, Rev., 5.00%, 7/1/2037	2,600,000	2,891,755
Series 2024A, Rev., 5.00%, 7/1/2039	1,610,000	1,778,628
Mida Mountain Village Public Infrastructure District, Utah Subordinate Tax Allocation Series 2024-1, Rev., 5.13%, 6/15/2054 (c)	2,000,000	1,997,088
Utah Housing Corp. Series 2024 I, Rev., GNMA / FNMA / FHLMC, 6.25%, 7/1/2055	2,000,000	2,258,271
Utah Housing Corp., Single Family Mortgage Series 2025 A, Rev., GNMA / FNMA / FHLMC, 6.50%, 7/1/2055	5,000,000	5,632,107
Utah Infrastructure Agency Series 2021, Rev., 4.00%, 10/15/2029	1,210,000	1,220,731
Utah Telecommunication Open Infrastructure Agency, Sales Tax and Telecommunications
Rev., 5.25%, 6/1/2034	325,000	371,065
Rev., 5.25%, 6/1/2035	580,000	659,968
Utah Transit Authority, Sales Tax Series 2023, Rev., 5.00%, 12/15/2041	1,235,000	1,374,299
Total Utah		24,964,184
Vermont — 0.0% ^
Vermont Municipal Bond Bank Series 2024 1, Rev., 5.00%, 12/1/2036	1,000,000	1,124,249
Virginia — 1.2%
City of Richmond, Public Improvement Series 2017B, GO, 5.00%, 7/15/2027	175,000	184,646
SEE NOTES TO FINANCIAL STATEMENTS.

166	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Virginia — continued
County of Spotsylvania Water and Sewer System Series 2024, Rev., 4.00%, 12/1/2046	1,150,000	1,127,390
County of Spotsylvania, Public Improvement, GO, 5.00%, 7/15/2029	85,000	91,360
Halifax County Industrial Development Authority, Virginia Electric and Power Series 2010A, Rev., 3.80%, 5/28/2027 (b)	2,465,000	2,496,280
Loudoun County Economic Development Authority, Howard Hughes Medical Institute Series E, Rev., VRDO, 2.35%, 3/12/2025 (b)	4,000,000	4,000,000
Northern Virginia Transportation Commission, Transforming Rail in Virginia Program, Rev., 5.00%, 6/1/2040	640,000	706,646
Virginia College Building Authority Educational Facilities, 21St Century College and Equipment Programs Series 2023A, Rev., 4.00%, 9/1/2040	1,385,000	1,402,982
Virginia Public Building Authority Series 2015A, Rev., 4.00%, 8/1/2031	5,000,000	5,018,407
Virginia Resources Authority, Virginia Pooled Financing Program Series 2024 A, Rev., 5.00%, 11/1/2040	2,100,000	2,400,049
Virginia Small Business Financing Authority
Series 2021, Rev., 4.00%, 12/1/2051	1,145,000	1,016,798
Series 2024 A, Rev., 5.50%, 12/1/2054	2,500,000	2,634,653
Virginia Small Business Financing Authority, Environmental Facilities Pure Salmon Virginia LLC Project, Rev., AMT, 4.00%, 11/20/2025 (b)	7,000,000	7,005,667
Virginia Small Business Financing Authority, Senior Lien, Elizabeth River Crossing Opco, LLC Project
Rev., AMT, 4.00%, 7/1/2032	250,000	251,732
Rev., AMT, 4.00%, 1/1/2036	2,000,000	1,987,940
Total Virginia		30,324,550
Washington — 3.0%
Auburn School District No. 408 of King and Pierce Counties, Unlimited Tax, GO, 4.00%, 12/1/2036	1,000,000	1,029,341
Central Puget Sound Regional Transit Authority, Sales and Use Tax Series 2021S-1, Rev., 4.00%, 11/1/2040	2,000,000	2,045,755
Chelan County Public Utility District No.1 Series 2008B, Rev., VRDO, LIQ : Barclays Bank plc, 2.25%, 3/12/2025 (b)	7,285,000	7,285,000
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Washington — continued
City of Seattle, Municipal Light and Power Series 2021 A, Rev., 4.00%, 7/1/2047	5,000,000	4,867,219
Clark County Public Utility District No. 1 Electric Series 2024, Rev., 5.00%, 1/1/2026	1,165,000	1,187,214
Clark County School District No. 101 La Center, Unlimited Tax, GO, 5.00%, 12/1/2029	50,000	53,504
County of King Sewer Series 2016A, Rev., 4.00%, 7/1/2038	5,000,000	5,014,166
County of King, Limited Tax Series 2023 B, GO, 5.00%, 12/1/2053	6,055,000	6,475,088
Energy Northwest Series 2024A, Rev., 5.00%, 7/1/2040	1,750,000	1,984,966
Energy Northwest, Columbia Generating Station Series 2021A, Rev., 4.00%, 7/1/2042	3,760,000	3,761,066
Energy Northwest, Project 1 Series 2017A, Rev., 5.00%, 7/1/2028	55,000	57,783
Fircrest Properties, State of Washington Dshs Project, Rev., 5.50%, 6/1/2049	5,000,000	5,472,353
King and Pierce Counties Valley Regional Fire Authority, Washington Unlimited Tax, GO, AGC, 5.00%, 12/1/2034	1,000,000	1,158,042
Mason County School District No. 309 Shelton, Unlimited Tax, GO, 5.00%, 12/1/2029	45,000	47,080
Pierce County School District No. 416 White River, Unlimited Tax, GO, 5.00%, 12/1/2025	50,000	50,855
State of Washington Motor Vehicle Fuel Tax Series R 2025 C, GO, 5.00%, 7/1/2032	4,000,000	4,566,804
State of Washington, State and Local Agency Real and Personal Property Series 2015-C, COP, 5.00%, 1/1/2029	55,000	55,885
State of Washington, Various Purpose
Series 2025C, GO, 5.00%, 2/1/2041	5,000,000	5,628,670
Series 2020C, GO, 5.00%, 2/1/2043	700,000	740,499
Series 2023B, GO, 5.00%, 2/1/2043	2,000,000	2,176,621
Series 2022A, GO, 5.00%, 8/1/2043	1,170,000	1,255,898
Three Rivers Regional Wastewater Authority Series 2024, Rev., 5.00%, 9/1/2037	1,275,000	1,452,090
Vancouver Housing Authority Series 2025, Rev., 4.25%, 2/1/2038	6,000,000	5,995,670
Washington Health Care Facilities Authority, Fred Hutchinson Cancer Research Center
Series 2025A, Rev., 5.00%, 3/1/2027	1,000,000	1,042,578
Series 2025A, Rev., 5.00%, 3/1/2028	750,000	795,567
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	167

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Washington — continued
Series 2025A, Rev., 5.00%, 3/1/2029	1,000,000	1,077,144
Series 2025A, Rev., 5.00%, 3/1/2030	1,000,000	1,092,500
Washington State Housing Finance Commission, Radford Court and Nordheim Court
Series 2024, Rev., 5.50%, 7/1/2049	2,000,000	2,149,029
Series 2024, Rev., 5.00%, 7/1/2054	2,500,000	2,577,943
Washington State Housing Finance Commission, Seattle Academy Of Arts and Science Project Series 2023, Rev., 5.63%, 7/1/2038 (c)	1,215,000	1,339,256
Total Washington		72,435,586
West Virginia — 0.1%
State of West Virginia Series 2019 A, GO, 5.00%, 12/1/2035	1,055,000	1,129,917
West Virginia Hospital Finance Authority, University Health System Series 2023 A, Rev., 5.00%, 6/1/2040	1,800,000	1,957,856
Total West Virginia		3,087,773
Wisconsin — 2.5%
City of Milwaukee, Promissory Notes Series 2023 N3, GO, AGM, 5.00%, 4/1/2032	1,655,000	1,864,627
City of Oshkosh, Sewer Series 2022E, Rev., 5.00%, 5/1/2027	550,000	576,476
City of Oshkosh, Water
Series 2022D, Rev., 5.00%, 1/1/2027	165,000	171,685
Series 2022D, Rev., 5.00%, 1/1/2028	180,000	191,169
Public Finance Authority, AFCO Airport Real Estate Group
Series 2023, Rev., AMT, 5.00%, 7/1/2025	265,000	265,931
Series 2023, Rev., AMT, 5.00%, 7/1/2026	450,000	456,911
Series 2023, Rev., AMT, 5.00%, 7/1/2027	790,000	810,644
Public Finance Authority, Astro Texas Land Projects Series 2024, Rev., 5.50%, 12/15/2028 (c)	2,100,000	2,103,016
Public Finance Authority, Celanese Corp. Series 2016C, Rev., AMT, 4.30%, 11/1/2030	1,850,000	1,851,159
Public Finance Authority, Eastern Michigan University Student Housing Project Series 2022A-1, Rev., 5.00%, 7/1/2032	500,000	553,437
Public Finance Authority, Kahala Nui Project
Rev., 5.00%, 11/15/2025	360,000	364,205
Rev., 5.00%, 11/15/2026	275,000	283,045
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Wisconsin — continued
Rev., 5.00%, 11/15/2027	290,000	302,897
Rev., 5.00%, 11/15/2028	380,000	402,015
Rev., 5.00%, 11/15/2029	300,000	321,184
Rev., 5.00%, 11/15/2030	240,000	259,584
Rev., 5.00%, 11/15/2031	440,000	480,223
Rev., 5.00%, 11/15/2032	460,000	505,220
Rev., 5.00%, 11/15/2034	680,000	751,748
Rev., 5.25%, 11/15/2061	1,000,000	1,051,766
Public Finance Authority, Senior Lien
Rev., AMT, 5.50%, 7/1/2044	2,745,000	2,917,349
Rev., AMT, 5.75%, 7/1/2049	10,000,000	10,757,054
State of Wisconsin
Series 2016-2, GO, 5.00%, 11/1/2026	50,000	51,307
Series 2015-1, GO, 5.00%, 5/1/2027	2,330,000	2,337,692
Series 2023B, GO, 5.00%, 5/1/2035	1,280,000	1,452,214
State of Wisconsin Environmental Improvement Fund Series 2018A, Rev., 5.00%, 6/1/2025	35,000	35,196
University of Wisconsin Hospitals and Clinics Series 2024B, Rev., 5.00%, 10/1/2031 (b)	2,000,000	2,206,756
Washington Health Care Facilities Authority, Fred Hutchinson Cancer Research Center
Series 2024A, Rev., 5.00%, 4/1/2028	1,530,000	1,625,703
Series 2024A, Rev., 5.00%, 4/1/2029	3,205,000	3,460,627
Series 2024A, Rev., 5.00%, 4/1/2030	3,365,000	3,688,759
Series 2024A, Rev., 5.00%, 4/1/2031	3,525,000	3,908,702
Series 2024A, Rev., 5.00%, 4/1/2032	1,860,000	2,075,492
Series 2024A, Rev., 5.00%, 4/1/2033	1,285,000	1,452,091
Series 2024A, Rev., 5.00%, 4/1/2034	1,200,000	1,368,607
Series 2024A, Rev., 5.00%, 4/1/2035	1,515,000	1,740,731
Wisconsin Health and Educational Facilities Authority Series 2016 A, Rev., 4.00%, 11/15/2046	1,600,000	1,466,016
Wisconsin Health and Educational Facilities Authority, Aspirus, Inc., Obligated Group
Rev., 5.25%, 8/15/2050 (d)	1,000,000	1,075,246
Rev., 4.38%, 8/15/2055 (d)	3,000,000	2,892,380
SEE NOTES TO FINANCIAL STATEMENTS.

168	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Wisconsin — continued
Wisconsin Health and Educational Facilities Authority, Forensic science and Protective Medicine Collaboration, Inc. Project Series 2024, Rev., 5.00%, 8/1/2027 (c)	1,000,000	1,019,178
Wisconsin Housing and Economic Development Authority Home Ownership Series 2024 A, Rev., GNMA / FNMA / FHLMC, 6.00%, 9/1/2054	990,000	1,074,914
Total Wisconsin		60,172,956
Wyoming — 0.6%
County of Campbell, Solid Waste Facilities, Basin Electric Power Co-operative, Dry Fork Station Facilities Series 2019A, Rev., 3.63%, 7/15/2039	13,305,000	12,258,895
Wyoming Community Development Authority Series 2024 1, Rev., 6.00%, 12/1/2054	2,495,000	2,724,307
Total Wyoming		14,983,202
Total Municipal Bonds (Cost $2,176,267,121)		2,197,241,182
	NO. OF CONTRACTS
Options Purchased — 0.0% ^
Put Options Purchased — 0.0% ^
U.S. Treasury 5 Year Note
3/7/2025 at USD 107.00, American Style
Notional Amount: USD 130,500,000
Counterparty: Exchange-Traded * (Cost $40,781)	1,305	19,575
	SHARES
Short-Term Investments — 11.5%
Investment Companies — 11.5%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.59% (f) (g) (Cost $282,306,565)	282,284,140	282,312,368
Total Investments — 101.2% (Cost $2,458,614,467)		2,479,573,125
Liabilities in Excess of Other Assets — (1.2)%		(28,711,793)
NET ASSETS — 100.0%		2,450,861,332

Percentages indicated are based on net assets.

Abbreviations
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COLL	Collateral
COP	Certificate of Participation
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RAN	Revenue Anticipation Note
Rev.	Revenue
SCSDE	South Carolina School District Enhancement
USD	United States Dollar
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 28, 2025.

(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(e)	Security is prerefunded or escrowed to maturity.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of February 28, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	169

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 30.2%
Aerospace & Defense — 0.2%
Bombardier, Inc. (Canada)
7.88%, 4/15/2027 (a)	16,000	16,072
6.00%, 2/15/2028 (a)	139,000	138,564
RTX Corp. 5.75%, 11/8/2026	850,000	866,455
Spirit AeroSystems, Inc. 9.38%, 11/30/2029 (a)	29,000	31,148
TransDigm, Inc. 6.38%, 3/1/2029 (a)	345,000	349,547
		1,401,786
Automobile Components — 0.2%
Adient Global Holdings Ltd.
4.88%, 8/15/2026 (a)	200,000	200,000
7.00%, 4/15/2028 (a)	50,000	51,012
Allison Transmission, Inc. 5.88%, 6/1/2029 (a)	89,000	88,888
American Axle & Manufacturing, Inc. 6.88%, 7/1/2028	124,000	123,123
Clarios Global LP
6.25%, 5/15/2026 (a)	59,000	58,997
6.75%, 5/15/2028 (a)	35,000	35,732
Dana, Inc.
5.38%, 11/15/2027	62,000	61,886
4.50%, 2/15/2032	23,000	21,411
Goodyear Tire & Rubber Co. (The) 5.25%, 4/30/2031	167,000	154,689
Icahn Enterprises LP 5.25%, 5/15/2027	160,000	155,537
ZF North America Capital, Inc. (Germany) 6.88%, 4/14/2028 (a)	175,000	176,765
		1,128,040
Automobiles — 0.9%
BMW US Capital LLC (Germany) 4.65%, 8/13/2029 (a)	955,000	951,188
Hyundai Capital America
1.80%, 10/15/2025 (a)	200,000	196,451
5.25%, 1/8/2027 (a)	965,000	974,702
4.55%, 9/26/2029 (a)	1,930,000	1,906,739
Mercedes-Benz Finance North America LLC (Germany) 5.10%, 11/15/2029 (a)	1,390,000	1,407,060
Volkswagen Group of America Finance LLC (Germany) 3.35%, 5/13/2025 (a)	200,000	199,443
		5,635,583
Banks — 13.5%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 1.54%, 6/16/2027 (a) (b)	400,000	384,510
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (a) (b)	500,000	512,559
AIB Group plc (Ireland) (SOFR + 2.33%), 6.61%, 9/13/2029 (a) (b)	1,750,000	1,852,636
ASB Bank Ltd. (New Zealand)
5.35%, 6/15/2026 (a)	1,000,000	1,012,595
5.40%, 11/29/2027 (a)	1,000,000	1,024,518
Banco Bilbao Vizcaya Argentaria SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 5.86%, 9/14/2026 (b)	800,000	804,635
5.38%, 3/13/2029	1,200,000	1,227,724
Banco Continental SAECA (Paraguay) 2.75%, 12/10/2025 (a)	550,000	535,013
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (b)	200,000	191,236
5.59%, 8/8/2028	800,000	822,995
6.61%, 11/7/2028	200,000	212,526
Bank of America Corp.
(SOFR + 1.33%), 3.38%, 4/2/2026 (b)	380,000	379,603
(SOFR + 0.96%), 1.73%, 7/22/2027 (b)	230,000	221,236
(SOFR + 1.34%), 5.93%, 9/15/2027 (b)	1,000,000	1,019,887
(SOFR + 1.05%), 2.55%, 2/4/2028 (b)	345,000	332,028
(SOFR + 2.04%), 4.95%, 7/22/2028 (b)	475,000	478,228
(SOFR + 1.99%), 6.20%, 11/10/2028 (b)	400,000	415,114
(SOFR + 1.63%), 5.20%, 4/25/2029 (b)	870,000	882,281
(SOFR + 1.57%), 5.82%, 9/15/2029 (b)	1,500,000	1,552,647
Bank of Ireland Group plc (Ireland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.25%, 9/16/2026 (a) (b)	335,000	337,622
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (a) (b)	245,000	234,881
(SOFR + 1.62%), 5.60%, 3/20/2030 (a) (b)	1,480,000	1,513,058
Bank of Montreal (Canada) (SOFR + 1.25%), 4.64%, 9/10/2030 (b) (c)	1,735,000	1,725,691
Bank of New Zealand (New Zealand) 5.08%, 1/30/2029 (a)	395,000	403,489
Bank of Nova Scotia (The) (Canada)
5.35%, 12/7/2026	720,000	730,982
(SOFR + 1.00%), 4.40%, 9/8/2028 (b)	995,000	989,277
Banque Federative du Credit Mutuel SA (France) 5.90%, 7/13/2026 (a)	500,000	508,578
SEE NOTES TO FINANCIAL STATEMENTS.

170	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Barclays plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 2.28%, 11/24/2027 (b)	820,000	787,225
(SOFR + 1.56%), 4.94%, 9/10/2030 (b)	970,000	965,721
BNP Paribas SA (France)
(SOFR + 2.07%), 2.22%, 6/9/2026 (a) (b)	795,000	789,428
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.34%, 6/12/2029 (a) (b)	500,000	508,843
(SOFR + 1.28%), 5.28%, 11/19/2030 (a) (b)	1,470,000	1,485,305
BPCE SA (France)
(SOFR + 1.52%), 1.65%, 10/6/2026 (a) (b)	750,000	736,847
(SOFR + 2.10%), 5.98%, 1/18/2027 (a) (b)	500,000	505,224
(SOFR + 1.98%), 6.61%, 10/19/2027 (a) (b)	1,525,000	1,567,873
CaixaBank SA (Spain)
(SOFR + 2.08%), 6.68%, 9/13/2027 (a) (b)	805,000	828,924
(SOFR + 2.70%), 6.21%, 1/18/2029 (a) (b)	1,500,000	1,553,931
(SOFRINDX + 1.78%), 5.67%, 3/15/2030 (a) (b)	702,000	719,602
Canadian Imperial Bank of Commerce (Canada)
5.26%, 4/8/2029	660,000	672,943
(SOFR + 1.34%), 4.63%, 9/11/2030 (b)	1,100,000	1,092,032
Citigroup, Inc.
(SOFR + 2.84%), 3.11%, 4/8/2026 (b)	200,000	199,655
(SOFR + 1.55%), 5.61%, 9/29/2026 (b)	1,750,000	1,759,852
(SOFR + 0.77%), 1.12%, 1/28/2027 (b)	85,000	82,339
(3-MONTH CME TERM SOFR + 1.82%), 3.89%, 1/10/2028 (b)	370,000	365,163
(SOFR + 1.28%), 3.07%, 2/24/2028 (b)	500,000	485,191
(SOFR + 0.87%), 4.79%, 3/4/2029 (b)	3,000,000	3,008,297
(SOFR + 1.36%), 5.17%, 2/13/2030 (b)	1,130,000	1,143,546
(SOFR + 1.34%), 4.54%, 9/19/2030 (b)	1,110,000	1,093,461
Cooperatieve Rabobank UA (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 3.65%, 4/6/2028 (a) (b)	535,000	523,727
Credit Agricole SA (France)
(SOFR + 1.68%), 1.91%, 6/16/2026 (a) (b)	765,000	758,818
(SOFR + 1.13%), 5.23%, 1/9/2029 (a) (b)	945,000	956,265
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.18%), 6.26%, 9/22/2026 (a) (b)	805,000	811,917
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (a) (b)	1,350,000	1,390,370
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 4.61%, 10/2/2030 (a) (b)	615,000	606,696
DNB Bank ASA (Norway) (SOFRINDX + 1.95%), 5.90%, 10/9/2026 (a) (b)	500,000	503,706
Federation des Caisses Desjardins du Quebec (Canada)
4.40%, 8/23/2025 (a)	200,000	199,794
5.70%, 3/14/2028 (a)	325,000	334,662
5.25%, 4/26/2029 (a)	710,000	723,182
HSBC Holdings plc (United Kingdom)
(SOFR + 1.57%), 5.89%, 8/14/2027 (b)	855,000	869,633
(SOFR + 1.97%), 6.16%, 3/9/2029 (b)	1,750,000	1,815,883
(SOFR + 1.46%), 5.55%, 3/4/2030 (b)	300,000	306,522
(SOFR + 1.29%), 5.29%, 11/19/2030 (b)	860,000	868,140
(SOFR + 1.29%), 5.13%, 3/3/2031 (b)	585,000	586,219
ING Groep NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.40%, 7/1/2026 (a) (b)	500,000	494,660
(SOFR + 1.01%), 1.73%, 4/1/2027 (b)	200,000	194,045
KBC Group NV (Belgium)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 5.80%, 1/19/2029 (a) (b)	1,030,000	1,058,738
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 4.93%, 10/16/2030 (a) (b)	1,000,000	999,441
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.48%), 5.99%, 8/7/2027 (b)	1,000,000	1,017,419
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 5.87%, 3/6/2029 (b)	755,000	778,176
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.13%), 3.84%, 4/17/2026 (b)	258,000	257,643
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (b)	512,000	491,446
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 2.34%, 1/19/2028 (b)	400,000	383,978
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	171

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.78%), 5.20%, 1/16/2031 (b)	1,410,000	1,432,649
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 2.65%, 5/22/2026 (b)	470,000	467,912
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.82%), 5.10%, 5/13/2031 (b)	1,425,000	1,441,445
Morgan Stanley Bank NA (SOFR + 0.87%), 5.50%, 5/26/2028 (b)	625,000	635,885
National Bank of Canada (Canada)
5.60%, 12/18/2028	1,620,000	1,672,695
4.50%, 10/10/2029	1,000,000	987,272
NatWest Group plc (United Kingdom)
4.80%, 4/5/2026	500,000	501,549
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 4.96%, 8/15/2030 (b)	1,000,000	1,000,933
NatWest Markets plc (United Kingdom)
5.42%, 5/17/2027 (a)	745,000	758,808
5.41%, 5/17/2029 (a)	805,000	825,469
Nordea Bank Abp (Finland) 1.50%, 9/30/2026 (a)	500,000	477,587
Santander UK Group Holdings plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (b)	655,000	645,303
(SOFRINDX + 1.52%), 5.69%, 4/15/2031 (b)	1,425,000	1,457,107
Skandinaviska Enskilda Banken AB (Sweden) 5.38%, 3/5/2029 (a)	940,000	962,889
Societe Generale SA (France) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (a) (b)	570,000	555,596
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 3.97%, 3/30/2026 (a) (b)	310,000	309,712
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.85%), 6.19%, 7/6/2027 (a) (b)	470,000	478,380
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.69%, 5/14/2028 (a) (b)	755,000	766,952
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.15%), 5.01%, 10/15/2030 (a) (b)	1,605,000	1,604,949
Sumitomo Mitsui Financial Group, Inc. (Japan) 5.52%, 1/13/2028	775,000	795,334
Sumitomo Mitsui Trust Bank Ltd. (Japan) 5.20%, 3/7/2029 (a)	820,000	835,701
Svenska Handelsbanken AB (Sweden) 5.50%, 6/15/2028 (a)	750,000	769,752
Toronto-Dominion Bank (The) (Canada) 4.78%, 12/17/2029	1,420,000	1,422,464
Wells Fargo & Co.
(SOFR + 1.51%), 3.53%, 3/24/2028 (b)	285,000	278,685
(SOFR + 1.07%), 5.71%, 4/22/2028 (b)	1,245,000	1,270,288
(SOFR + 1.98%), 4.81%, 7/25/2028 (b)	945,000	946,915
(SOFR + 1.74%), 5.57%, 7/25/2029 (b)	975,000	999,729
(SOFR + 1.79%), 6.30%, 10/23/2029 (b)	210,000	220,862
		82,110,853
Beverages — 0.0% ^
Primo Water Holdings, Inc. 6.25%, 4/1/2029 (a)	60,000	59,771
Biotechnology — 0.0% ^
Grifols SA (Spain) 4.75%, 10/15/2028 (a)	200,000	189,055
Broadline Retail — 0.0% ^
Nordstrom, Inc. 4.38%, 4/1/2030	44,000	40,376
Wayfair LLC 7.25%, 10/31/2029 (a)	105,000	106,639
		147,015
Building Products — 0.1%
Builders FirstSource, Inc. 4.25%, 2/1/2032 (a)	149,000	134,824
EMRLD Borrower LP 6.63%, 12/15/2030 (a)	140,000	141,634
Griffon Corp. 5.75%, 3/1/2028	125,000	123,860
JELD-WEN, Inc. 4.88%, 12/15/2027 (a)	79,000	74,479
Miter Brands Acquisition Holdco, Inc. 6.75%, 4/1/2032 (a)	80,000	81,527
Smyrna Ready Mix Concrete LLC 8.88%, 11/15/2031 (a)	70,000	75,175
Standard Industries, Inc. 4.75%, 1/15/2028 (a)	144,000	140,779
		772,278
Capital Markets — 3.1%
Bank of New York Mellon Corp. (The) (SOFR + 1.03%), 4.95%, 4/26/2027 (b)	380,000	382,135
Coinbase Global, Inc. 3.38%, 10/1/2028 (a)	75,000	68,765
SEE NOTES TO FINANCIAL STATEMENTS.

172	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
Deutsche Bank AG (Germany)
(SOFR + 1.87%), 2.13%, 11/24/2026 (b)	350,000	343,539
(SOFR + 2.52%), 7.15%, 7/13/2027 (b)	350,000	360,833
(SOFR + 1.22%), 2.31%, 11/16/2027 (b)	150,000	143,887
(SOFR + 2.51%), 6.82%, 11/20/2029 (b)	1,303,000	1,384,721
Goldman Sachs Group, Inc. (The)
(SOFR + 0.91%), 1.95%, 10/21/2027 (b)	423,000	405,196
(SOFR + 1.11%), 2.64%, 2/24/2028 (b)	390,000	375,294
(SOFR + 1.85%), 3.62%, 3/15/2028 (b)	720,000	705,594
(SOFR + 1.73%), 4.48%, 8/23/2028 (b)	1,000,000	996,319
(SOFR + 1.21%), 5.05%, 7/23/2030 (b)	1,090,000	1,097,551
(SOFR + 1.14%), 4.69%, 10/23/2030 (b)	895,000	888,220
Macquarie Bank Ltd. (Australia) 5.21%, 6/15/2026 (a)	1,000,000	1,010,704
Macquarie Group Ltd. (Australia)
(SOFR + 0.91%), 1.63%, 9/23/2027 (a) (b)	140,000	133,683
(SOFR + 2.13%), 4.10%, 6/21/2028 (a) (b)	380,000	374,751
Morgan Stanley
(SOFR + 0.72%), 0.99%, 12/10/2026 (b)	150,000	145,844
(SOFR + 0.86%), 1.51%, 7/20/2027 (b)	335,000	321,144
(SOFR + 1.00%), 2.48%, 1/21/2028 (b)	400,000	384,616
(SOFR + 2.24%), 6.30%, 10/18/2028 (b)	985,000	1,023,808
(SOFR + 1.59%), 5.16%, 4/20/2029 (b)	565,000	572,158
(SOFR + 1.63%), 5.45%, 7/20/2029 (b)	600,000	613,986
(SOFR + 1.26%), 5.66%, 4/18/2030 (b)	930,000	957,883
(SOFR + 1.10%), 4.65%, 10/18/2030 (b)	1,510,000	1,495,751
Nomura Holdings, Inc. (Japan) 1.85%, 7/16/2025	200,000	197,881
State Street Corp. (SOFR + 1.02%), 4.53%, 2/20/2029 (b)	370,000	370,044
UBS AG (Switzerland) 7.50%, 2/15/2028	270,000	291,807
UBS Group AG (Switzerland)
(SOFR + 3.34%), 6.37%, 7/15/2026 (a) (b)	405,000	407,457
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 5.71%, 1/12/2027 (a) (b)	297,000	299,672
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 4.70%, 8/5/2027 (a) (b)	410,000	410,201
(SOFR + 3.70%), 6.44%, 8/11/2028 (a) (b)	870,000	902,995
(USD SOFR ICE Swap Rate 1 Year + 1.34%), 5.62%, 9/13/2030 (a) (b)	1,585,000	1,631,071
		18,697,510
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Chemicals — 0.2%
Braskem Netherlands Finance BV (Brazil)
4.50%, 1/31/2030 (d)	200,000	170,380
8.00%, 10/15/2034 (a)	200,000	192,050
Chemours Co. (The) 5.75%, 11/15/2028 (a)	130,000	123,330
INEOS Finance plc (Luxembourg) 6.75%, 5/15/2028 (a)	200,000	202,064
NOVA Chemicals Corp. (Canada)
8.50%, 11/15/2028 (a)	50,000	53,035
4.25%, 5/15/2029 (a)	67,000	63,599
9.00%, 2/15/2030 (a)	45,000	48,602
Scotts Miracle-Gro Co. (The) 4.50%, 10/15/2029	173,000	162,840
WR Grace Holdings LLC
4.88%, 6/15/2027 (a)	64,000	62,386
5.63%, 8/15/2029 (a)	125,000	114,498
		1,192,784
Commercial Services & Supplies — 0.6%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	122,000	112,418
Allied Universal Holdco LLC 4.63%, 6/1/2028 (a)	200,000	190,219
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	59,000	57,991
Brink's Co. (The) 6.75%, 6/15/2032 (a)	75,000	76,835
Element Fleet Management Corp. (Canada)
3.85%, 6/15/2025 (a)	200,000	199,259
5.64%, 3/13/2027 (a)	1,845,000	1,877,553
Garda World Security Corp. (Canada) 4.63%, 2/15/2027 (a)	85,000	83,032
GFL Environmental, Inc.
4.00%, 8/1/2028 (a)	160,000	151,779
4.75%, 6/15/2029 (a)	71,000	68,250
Madison IAQ LLC 4.13%, 6/30/2028 (a)	186,000	177,727
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (a)	130,000	130,581
6.25%, 1/15/2028 (a)	145,000	145,246
Williams Scotsman, Inc.
4.63%, 8/15/2028 (a)	50,000	48,588
6.63%, 6/15/2029 (a)	55,000	56,026
		3,375,504
Communications Equipment — 0.0% ^
CommScope LLC 4.75%, 9/1/2029 (a)	73,000	65,666
Construction & Engineering — 0.1%
Bioceanico Sovereign Certificate Ltd. (Paraguay) Zero Coupon, 6/5/2034 (d)	158,357	122,358
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	44,000	41,715
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	173

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Construction & Engineering — continued
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	134,000	130,571
Kingston Airport Revenue Finance Ltd. (Jamaica) 6.75%, 12/15/2036 (a)	200,000	200,106
Weekley Homes LLC 4.88%, 9/15/2028 (a)	59,000	56,338
		551,088
Consumer Finance — 1.0%
AerCap Ireland Capital DAC (Ireland) 6.45%, 4/15/2027	695,000	717,279
Ally Financial, Inc. 5.75%, 11/20/2025	65,000	65,235
American Express Co.
(SOFR + 1.33%), 6.34%, 10/30/2026 (b)	910,000	920,312
(SOFRINDX + 1.09%), 5.53%, 4/25/2030 (b)	1,225,000	1,261,957
(SOFRINDX + 1.02%), 5.09%, 1/30/2031 (b)	785,000	794,773
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2026 (a)	875,000	878,360
5.75%, 3/1/2029 (a)	970,000	990,159
Capital One Financial Corp. (SOFR + 2.08%), 5.47%, 2/1/2029 (b)	345,000	351,621
OneMain Finance Corp.
7.13%, 3/15/2026	67,000	68,328
6.63%, 5/15/2029	140,000	142,701
5.38%, 11/15/2029	58,000	56,673
		6,247,398
Consumer Staples Distribution & Retail — 0.1%
Albertsons Cos., Inc.
4.63%, 1/15/2027 (a)	216,000	212,783
5.88%, 2/15/2028 (a)	125,000	124,980
3.50%, 3/15/2029 (a)	59,000	54,538
Rite Aid Corp.
8.00%, 10/18/2024 ‡	19,023	—
8.00%, 11/15/2026 ‡ (e)	66,000	—
(3-MONTH CME TERM SOFR + 7.00%), 11.47% (PIK), 8/30/2031 ‡ (a) (b) (f)	6,735	2,629
Series A, 15.00% (PIK), 8/30/2031 ‡ (f)	19,726	3,975
Series B, 15.00% (PIK), 8/30/2031 ‡ (f)	9,062	—
Walgreens Boots Alliance, Inc. 3.45%, 6/1/2026	125,000	122,189
		521,094
Containers & Packaging — 0.2%
Ardagh Packaging Finance plc 4.13%, 8/15/2026 (a)	200,000	181,000
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Containers & Packaging — continued
Graphic Packaging International LLC
1.51%, 4/15/2026 (a)	70,000	67,324
6.38%, 7/15/2032 (a)	80,000	81,160
Mauser Packaging Solutions Holding Co. 7.88%, 4/15/2027 (a)	173,000	175,623
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	152,000	151,852
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (a)	104,000	104,231
TriMas Corp. 4.13%, 4/15/2029 (a)	130,000	121,696
Trivium Packaging Finance BV (Netherlands) 5.50%, 8/15/2026 (a) (g)	200,000	198,559
		1,081,445
Diversified Consumer Services — 0.0% ^
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	135,000	139,659
Diversified Telecommunication Services — 0.3%
Altice Financing SA (Luxembourg) 5.00%, 1/15/2028 (a)	200,000	161,987
Altice France SA (France) 5.13%, 7/15/2029 (a)	200,000	155,161
CCO Holdings LLC
4.75%, 3/1/2030 (a)	552,000	514,335
4.50%, 8/15/2030 (a)	715,000	654,267
4.75%, 2/1/2032 (a)	13,000	11,680
Frontier Communications Holdings LLC 5.88%, 10/15/2027 (a)	77,000	76,970
Intelsat Jackson Holdings SA (Luxembourg) 6.50%, 3/15/2030 (a)	182,000	169,546
Lumen Technologies, Inc.
4.13%, 4/15/2029 (a)	91,408	83,188
4.13%, 4/15/2030 (a)	114,227	102,349
		1,929,483
Electric Utilities — 1.1%
Alliant Energy Finance LLC 5.40%, 6/6/2027 (a)	1,145,000	1,156,183
Enel Finance International NV (Italy) 4.63%, 6/15/2027 (a)	445,000	443,862
EnfraGen Energia Sur SA (Colombia) 5.38%, 12/30/2030 (d)	400,000	349,600
Exelon Corp. 5.15%, 3/15/2028	305,000	309,275
Fells Point Funding Trust 3.05%, 1/31/2027 (a)	2,535,000	2,451,870
FirstEnergy Pennsylvania Electric Co.
5.15%, 3/30/2026 (a)	225,000	225,844
5.20%, 4/1/2028 (a)	240,000	243,334
SEE NOTES TO FINANCIAL STATEMENTS.

174	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
FirstEnergy Transmission LLC 4.55%, 1/15/2030	325,000	322,082
Instituto Costarricense de Electricidad (Costa Rica) 6.75%, 10/7/2031 (a)	200,000	203,562
NextEra Energy Capital Holdings, Inc. 5.75%, 9/1/2025	445,000	447,083
NRG Energy, Inc.
3.38%, 2/15/2029 (a)	46,000	42,297
5.25%, 6/15/2029 (a)	232,000	227,360
PG&E Corp. 5.00%, 7/1/2028	145,000	141,253
Vistra Operations Co. LLC
5.00%, 7/31/2027 (a)	90,000	88,913
4.38%, 5/1/2029 (a)	27,000	25,772
7.75%, 10/15/2031 (a)	195,000	205,891
		6,884,181
Electrical Equipment — 0.0% ^
EnerSys 6.63%, 1/15/2032 (a)	95,000	97,785
Vertiv Group Corp. 4.13%, 11/15/2028 (a)	44,000	42,300
		140,085
Electronic Equipment, Instruments & Components — 0.0% ^
Coherent Corp. 5.00%, 12/15/2029 (a)	91,000	87,804
Energy Equipment & Services — 0.1%
Archrock Partners LP 6.25%, 4/1/2028 (a)	100,000	100,321
Diamond Foreign Asset Co. 8.50%, 10/1/2030 (a)	50,000	51,852
Nabors Industries, Inc. 7.38%, 5/15/2027 (a)	85,000	85,154
Noble Finance II LLC 8.00%, 4/15/2030 (a)	80,000	80,841
Precision Drilling Corp. (Canada) 7.13%, 1/15/2026 (a)	31,000	31,007
Transocean, Inc. 8.75%, 2/15/2030 (a)	80,000	83,507
USA Compression Partners LP 6.88%, 9/1/2027	75,000	75,399
Valaris Ltd. 8.38%, 4/30/2030 (a)	115,000	116,496
Yinson Boronia Production BV (Brazil) 8.95%, 7/31/2042 (a)	198,236	210,755
		835,332
Entertainment — 0.1%
Cinemark USA, Inc.
5.88%, 3/15/2026 (a)	31,000	30,976
5.25%, 7/15/2028 (a)	90,000	88,115
Live Nation Entertainment, Inc.
6.50%, 5/15/2027 (a)	135,000	137,189
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Entertainment — continued
4.75%, 10/15/2027 (a)	120,000	117,229
Take-Two Interactive Software, Inc. 5.00%, 3/28/2026	103,000	103,491
		477,000
Financial Services — 0.8%
Block, Inc. 3.50%, 6/1/2031	38,000	33,740
Boost Newco Borrower LLC 7.50%, 1/15/2031 (a)	200,000	209,202
Global Payments, Inc.
1.20%, 3/1/2026	415,000	400,631
4.95%, 8/15/2027	335,000	337,461
Nationstar Mortgage Holdings, Inc. 6.00%, 1/15/2027 (a)	157,000	156,710
Nationwide Building Society (United Kingdom)
(SOFR + 1.29%), 2.97%, 2/16/2028 (a) (b)	2,590,000	2,502,938
5.13%, 7/29/2029 (a)	1,000,000	1,011,871
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	120,000	130,998
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	57,000	54,680
3.63%, 3/1/2029 (a)	44,000	40,888
4.00%, 10/15/2033 (a)	5,000	4,323
		4,883,442
Food Products — 0.1%
Post Holdings, Inc. 4.63%, 4/15/2030 (a)	91,000	85,338
Viterra Finance BV (Netherlands)
2.00%, 4/21/2026 (a)	200,000	193,055
4.90%, 4/21/2027 (a)	570,000	568,640
		847,033
Gas Utilities — 0.0% ^
AmeriGas Partners LP
5.88%, 8/20/2026	99,000	98,843
9.38%, 6/1/2028 (a)	45,000	45,493
Superior Plus LP (Canada) 4.50%, 3/15/2029 (a)	70,000	64,933
		209,269
Ground Transportation — 0.1%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	144,000	141,211
4.75%, 4/1/2028 (a)	31,000	29,176
EquipmentShare.com, Inc. 9.00%, 5/15/2028 (a)	165,000	173,666
First Student Bidco, Inc. 4.00%, 7/31/2029 (a)	109,000	102,148
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	175

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Ground Transportation — continued
Hertz Corp. (The)
4.63%, 12/1/2026 (a)	153,000	132,741
12.63%, 7/15/2029 (a)	95,000	100,133
RXO, Inc. 7.50%, 11/15/2027 (a)	50,000	51,312
XPO, Inc.
6.25%, 6/1/2028 (a)	20,000	20,230
7.13%, 6/1/2031 (a)	45,000	46,604
		797,221
Health Care Equipment & Supplies — 0.1%
Medline Borrower LP
3.88%, 4/1/2029 (a)	195,000	182,796
6.25%, 4/1/2029 (a)	37,000	37,553
5.25%, 10/1/2029 (a)	90,000	87,247
		307,596
Health Care Providers & Services — 1.2%
Acadia Healthcare Co., Inc. 5.50%, 7/1/2028 (a)	126,000	121,301
AdaptHealth LLC 4.63%, 8/1/2029 (a)	54,000	50,124
Cardinal Health, Inc. 5.13%, 2/15/2029	1,595,000	1,618,009
Cencora, Inc. 4.85%, 12/15/2029	1,040,000	1,044,513
Community Health Systems, Inc.
5.63%, 3/15/2027 (a)	98,000	94,503
6.00%, 1/15/2029 (a)	132,000	119,320
4.75%, 2/15/2031 (a)	77,000	62,541
DaVita, Inc. 4.63%, 6/1/2030 (a)	148,000	137,266
Encompass Health Corp. 4.75%, 2/1/2030	136,000	131,776
HCA, Inc.
5.20%, 6/1/2028	520,000	526,331
5.25%, 3/1/2030	1,390,000	1,408,956
Owens & Minor, Inc. 4.50%, 3/31/2029 (a)	125,000	109,705
Quest Diagnostics, Inc. 4.63%, 12/15/2029	865,000	862,202
Star Parent, Inc. 9.00%, 10/1/2030 (a)	105,000	109,905
Tenet Healthcare Corp.
5.13%, 11/1/2027	59,000	58,314
4.25%, 6/1/2029	553,000	521,845
		6,976,611
Hotel & Resort REITs — 0.0% ^
RHP Hotel Properties LP
4.75%, 10/15/2027	67,000	65,595
4.50%, 2/15/2029 (a)	60,000	57,464
		123,059
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Hotels, Restaurants & Leisure — 0.5%
1011778 BC ULC (Canada) 3.88%, 1/15/2028 (a)	46,000	44,105
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	140,000	133,886
Caesars Entertainment, Inc.
4.63%, 10/15/2029 (a)	190,000	179,540
6.50%, 2/15/2032 (a)	45,000	45,644
Carnival Corp.
5.75%, 3/1/2027 (a)	45,000	45,115
6.00%, 5/1/2029 (a)	110,000	110,293
6.13%, 2/15/2033 (a)	130,000	130,920
Churchill Downs, Inc. 5.50%, 4/1/2027 (a)	125,000	124,433
Darden Restaurants, Inc. 4.55%, 10/15/2029	515,000	508,181
Hilton Domestic Operating Co., Inc.
4.88%, 1/15/2030	72,000	70,226
5.88%, 3/15/2033 (a)	105,000	105,242
Marriott Ownership Resorts, Inc. 4.75%, 1/15/2028	75,000	72,580
MGM Resorts International
4.75%, 10/15/2028	130,000	126,275
6.13%, 9/15/2029	80,000	80,467
6.50%, 4/15/2032	90,000	90,677
Royal Caribbean Cruises Ltd.
5.63%, 9/30/2031 (a)	80,000	79,558
6.25%, 3/15/2032 (a)	75,000	76,514
Six Flags Entertainment Corp.
7.00%, 7/1/2025 (a)	12,000	12,009
5.50%, 4/15/2027 (a)	56,000	55,803
5.25%, 7/15/2029	110,000	106,693
Station Casinos LLC 4.50%, 2/15/2028 (a)	164,000	158,438
Wynn Resorts Finance LLC 5.13%, 10/1/2029 (a)	365,000	355,358
		2,711,957
Household Durables — 0.1%
Newell Brands, Inc. 6.38%, 9/15/2027	235,000	237,609
Somnigroup International, Inc. 4.00%, 4/15/2029 (a)	140,000	130,504
		368,113
Household Products — 0.0% ^
Central Garden & Pet Co.
4.13%, 10/15/2030	59,000	53,880
4.13%, 4/30/2031 (a)	31,000	27,919
SEE NOTES TO FINANCIAL STATEMENTS.

176	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Household Products — continued
Energizer Holdings, Inc.
4.75%, 6/15/2028 (a)	101,000	97,344
4.38%, 3/31/2029 (a)	44,000	41,196
		220,339
Independent Power and Renewable Electricity Producers — 0.2%
Calpine Corp. 4.50%, 2/15/2028 (a)	85,000	83,139
Constellation Energy Generation LLC 5.60%, 3/1/2028	355,000	364,207
Saavi Energia Sarl (Mexico) 8.88%, 2/10/2035 (a)	200,000	201,540
Termocandelaria Power SA (Colombia) 7.75%, 9/17/2031 (a)	200,000	204,182
		853,068
Insurance — 1.7%
Alliant Holdings Intermediate LLC 6.75%, 4/15/2028 (a)	110,000	111,283
Athene Global Funding 5.62%, 5/8/2026 (a)	1,675,000	1,694,906
CNO Global Funding 5.88%, 6/4/2027 (a)	1,145,000	1,173,548
Corebridge Global Funding
5.90%, 9/19/2028 (a)	645,000	670,988
5.20%, 6/24/2029 (a)	1,000,000	1,017,815
F&G Global Funding 5.88%, 6/10/2027 (a)	1,170,000	1,193,821
HUB International Ltd. 7.25%, 6/15/2030 (a)	80,000	82,616
Jackson National Life Global Funding
3.88%, 6/11/2025 (a)	150,000	149,581
5.50%, 1/9/2026 (a)	575,000	579,356
5.35%, 1/13/2030 (a)	1,410,000	1,440,071
Met Tower Global Funding 5.40%, 6/20/2026 (a)	1,000,000	1,013,265
Principal Life Global Funding II 5.10%, 1/25/2029 (a)	1,115,000	1,132,702
		10,259,952
IT Services — 0.0% ^
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	120,000	118,598
Arches Buyer, Inc. 4.25%, 6/1/2028 (a)	49,000	45,953
		164,551
Leisure Products — 0.0% ^
Amer Sports Co. (Finland) 6.75%, 2/16/2031 (a)	80,000	82,200
Machinery — 0.1%
Chart Industries, Inc.
7.50%, 1/1/2030 (a)	57,000	59,554
9.50%, 1/1/2031 (a)	50,000	53,730
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Machinery — continued
Hillenbrand, Inc. 6.25%, 2/15/2029	85,000	86,119
Terex Corp. 5.00%, 5/15/2029 (a)	91,000	87,647
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	100,000	104,425
		391,475
Media — 0.6%
Charter Communications Operating LLC 6.15%, 11/10/2026	700,000	714,523
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027 (a)	259,000	253,215
7.75%, 4/15/2028 (a)	26,000	24,145
9.00%, 9/15/2028 (a)	52,000	54,764
CSC Holdings LLC
11.25%, 5/15/2028 (a)	200,000	194,676
6.50%, 2/1/2029 (a)	200,000	167,000
Directv Financing LLC 5.88%, 8/15/2027 (a)	89,000	87,600
DISH DBS Corp.
7.75%, 7/1/2026	76,000	67,797
5.25%, 12/1/2026 (a)	98,000	92,125
DISH Network Corp. 11.75%, 11/15/2027 (a)	314,000	331,324
Gray Media, Inc.
10.50%, 7/15/2029 (a) (c)	150,000	154,693
5.38%, 11/15/2031 (a) (c)	90,000	52,266
iHeartCommunications, Inc.
9.13%, 5/1/2029 (a)	95,000	80,513
10.88%, 5/1/2030 (a)	18,000	10,609
7.75%, 8/15/2030 (a) (c)	173,550	132,860
News Corp. 3.88%, 5/15/2029 (a)	46,000	43,499
Nexstar Media, Inc. 5.63%, 7/15/2027 (a)	147,000	145,412
Outfront Media Capital LLC 4.25%, 1/15/2029 (a)	95,000	89,277
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a)	36,000	25,475
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	18,000	14,577
Sinclair Television Group, Inc.
5.13%, 2/15/2027 (a)	140,000	130,204
4.38%, 12/31/2032 (a)	59,000	37,164
Sirius XM Radio LLC
5.00%, 8/1/2027 (a)	124,000	122,298
5.50%, 7/1/2029 (a)	190,000	186,065
4.13%, 7/1/2030 (a)	45,000	40,417
Stagwell Global LLC 5.63%, 8/15/2029 (a)	117,000	113,347
TEGNA, Inc.
4.63%, 3/15/2028	71,000	67,839
5.00%, 9/15/2029	67,000	63,353
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	177

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Media — continued
Univision Communications, Inc.
8.00%, 8/15/2028 (a)	140,000	142,212
7.38%, 6/30/2030 (a)	45,000	43,958
		3,683,207
Metals & Mining — 0.2%
Alcoa Nederland Holding BV 5.50%, 12/15/2027 (a)	250,000	248,222
ATI, Inc. 5.88%, 12/1/2027	108,000	108,007
Big River Steel LLC 6.63%, 1/31/2029 (a)	41,000	41,186
Carpenter Technology Corp. 6.38%, 7/15/2028	67,000	67,218
Cleveland-Cliffs, Inc.
5.88%, 6/1/2027	8,000	7,987
4.63%, 3/1/2029 (a)	118,000	110,031
Compass Minerals International, Inc. 6.75%, 12/1/2027 (a)	115,000	114,272
CSN Inova Ventures (Brazil) 6.75%, 1/28/2028 (d)	400,000	383,272
Novelis Corp. 4.75%, 1/30/2030 (a)	77,000	72,576
		1,152,771
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Arbor Realty SR, Inc. Series QIB, 9.00%, 10/15/2027 (a)	750,000	747,745
Starwood Property Trust, Inc. 7.25%, 4/1/2029 (a)	155,000	161,199
		908,944
Multi-Utilities — 0.3%
DTE Energy Co. 5.10%, 3/1/2029	1,455,000	1,472,217
Oil, Gas & Consumable Fuels — 1.2%
Antero Midstream Partners LP 5.38%, 6/15/2029 (a)	101,000	99,411
Antero Resources Corp. 5.38%, 3/1/2030 (a)	59,000	58,202
Ascent Resources Utica Holdings LLC 8.25%, 12/31/2028 (a)	105,000	107,487
Baytex Energy Corp. (Canada) 8.50%, 4/30/2030 (a)	165,000	168,925
Blue Racer Midstream LLC 7.00%, 7/15/2029 (a)	90,000	92,842
Buckeye Partners LP
4.13%, 12/1/2027	80,000	77,159
6.88%, 7/1/2029 (a)	65,000	66,668
California Resources Corp. 7.13%, 2/1/2026 (a)	43,000	42,948
Chord Energy Corp. 6.38%, 6/1/2026 (a)	106,000	106,110
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Oil, Gas & Consumable Fuels — continued
Civitas Resources, Inc.
8.38%, 7/1/2028 (a)	88,000	91,582
8.75%, 7/1/2031 (a)	105,000	109,601
Comstock Resources, Inc. 6.75%, 3/1/2029 (a)	147,000	144,521
Crescent Energy Finance LLC 9.25%, 2/15/2028 (a)	115,000	120,368
DT Midstream, Inc. 4.13%, 6/15/2029 (a)	170,000	161,167
Ecopetrol SA (Colombia)
8.63%, 1/19/2029	50,000	53,450
6.88%, 4/29/2030	100,000	99,660
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (a)	85,000	87,096
Energy Transfer LP 5.63%, 5/1/2027 (a)	565,000	565,098
Expand Energy Corp.
6.75%, 4/15/2029 (a)	167,000	169,250
5.38%, 3/15/2030	45,000	44,732
Genesis Energy LP
8.00%, 1/15/2027	23,000	23,435
7.75%, 2/1/2028	80,000	80,910
Gray Oak Pipeline LLC 2.60%, 10/15/2025 (a)	475,000	467,859
Greenko Dutch BV (India) 3.85%, 3/29/2026 (a)	179,000	173,831
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (a)	90,000	91,846
Hess Midstream Operations LP 5.88%, 3/1/2028 (a)	130,000	130,943
Hilcorp Energy I LP 5.75%, 2/1/2029 (a)	72,000	70,308
Kinetik Holdings LP 5.88%, 6/15/2030 (a)	120,000	119,767
Matador Resources Co. 6.50%, 4/15/2032 (a)	95,000	95,002
NGL Energy Operating LLC 8.13%, 2/15/2029 (a)	85,000	86,562
NuStar Logistics LP
5.63%, 4/28/2027	55,000	55,252
6.38%, 10/1/2030	95,000	97,030
Permian Resources Operating LLC 7.00%, 1/15/2032 (a)	210,000	215,750
Peru LNG Srl (Peru) 5.38%, 3/22/2030 (d)	183,340	171,496
Petroleos Mexicanos (Mexico)
4.50%, 1/23/2026	400,000	391,032
6.88%, 8/4/2026	280,000	279,300
6.49%, 1/23/2027	570,000	559,027
5.35%, 2/12/2028	300,000	277,770
6.84%, 1/23/2030	250,000	229,350
Range Resources Corp.
8.25%, 1/15/2029	54,000	55,601
4.75%, 2/15/2030 (a)	24,000	22,907
SEE NOTES TO FINANCIAL STATEMENTS.

178	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Rockies Express Pipeline LLC 4.95%, 7/15/2029 (a)	85,000	81,869
SM Energy Co. 6.63%, 1/15/2027	84,000	83,953
Sunoco LP 5.88%, 3/15/2028	149,000	148,982
Tallgrass Energy Partners LP
6.00%, 3/1/2027 (a)	44,000	43,984
6.00%, 12/31/2030 (a)	102,000	98,989
Venture Global Calcasieu Pass LLC 3.88%, 8/15/2029 (a)	105,000	97,895
Venture Global LNG, Inc.
8.13%, 6/1/2028 (a)	420,000	437,506
9.50%, 2/1/2029 (a)	115,000	126,995
Vital Energy, Inc. 9.75%, 10/15/2030	100,000	104,930
		7,386,358
Passenger Airlines — 0.1%
American Airlines, Inc.
5.50%, 4/20/2026 (a)	81,667	81,582
5.75%, 4/20/2029 (a)	251,750	250,355
JetBlue Airways Corp. 9.88%, 9/20/2031 (a)	65,000	68,809
United Airlines, Inc.
4.38%, 4/15/2026 (a)	47,000	46,406
4.63%, 4/15/2029 (a)	110,000	106,042
VistaJet Malta Finance plc (Switzerland) 9.50%, 6/1/2028 (a) (c)	150,000	149,982
		703,176
Personal Care Products — 0.0% ^
Edgewell Personal Care Co. 5.50%, 6/1/2028 (a)	108,000	106,656
Prestige Brands, Inc. 5.13%, 1/15/2028 (a)	54,000	53,270
		159,926
Pharmaceuticals — 0.1%
Bausch Health Americas, Inc. 9.25%, 4/1/2026 (a)	48,000	47,760
Bausch Health Cos., Inc.
5.50%, 11/1/2025 (a)	249,000	248,378
4.88%, 6/1/2028 (a)	202,000	175,235
Organon & Co. 4.13%, 4/30/2028 (a)	200,000	190,245
		661,618
Real Estate Management & Development — 0.0% ^
Anywhere Real Estate Group LLC 5.75%, 1/15/2029 (a)	134,000	110,243
Semiconductors & Semiconductor Equipment — 0.2%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	109,000	109,180
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Semiconductors & Semiconductor Equipment — continued
ams-OSRAM AG (Austria) 12.25%, 3/30/2029 (a) (c)	200,000	211,237
Entegris, Inc. 5.95%, 6/15/2030 (a)	90,000	90,175
Marvell Technology, Inc. 5.75%, 2/15/2029	670,000	692,898
Synaptics, Inc. 4.00%, 6/15/2029 (a)	35,000	32,397
		1,135,887
Software — 0.1%
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (a)	64,000	60,061
Elastic NV 4.13%, 7/15/2029 (a)	100,000	94,370
NCR Voyix Corp.
5.00%, 10/1/2028 (a)	132,000	128,007
5.13%, 4/15/2029 (a)	14,000	13,457
RingCentral, Inc. 8.50%, 8/15/2030 (a)	125,000	131,888
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	150,000	149,359
		577,142
Specialized REITs — 0.0% ^
Iron Mountain, Inc. 4.88%, 9/15/2027 (a)	92,000	90,530
Specialty Retail — 0.2%
Asbury Automotive Group, Inc. 4.50%, 3/1/2028	59,000	57,254
Bath & Body Works, Inc.
5.25%, 2/1/2028	41,000	40,809
7.50%, 6/15/2029	76,000	78,014
6.75%, 7/1/2036	23,000	23,485
Escrow Rite Aid 0.00%, 12/31/2049 ‡ (e)	6,532	375
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	85,000	77,664
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	64,000	60,951
Lithia Motors, Inc.
4.63%, 12/15/2027 (a)	31,000	30,217
4.38%, 1/15/2031 (a)	31,000	28,610
Penske Automotive Group, Inc. 3.75%, 6/15/2029	64,000	59,571
PetSmart, Inc. 4.75%, 2/15/2028 (a)	250,000	237,379
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a)	164,000	154,384
Staples, Inc.
10.75%, 9/1/2029 (a)	70,000	66,851
12.75%, 1/15/2030 (a)	74,684	54,053
		969,617
Technology Hardware, Storage & Peripherals — 0.0% ^
Seagate HDD Cayman
8.25%, 12/15/2029	18,000	19,284
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	179

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Technology Hardware, Storage & Peripherals — continued
8.50%, 7/15/2031	6,000	6,452
9.63%, 12/1/2032	44,000	49,914
Xerox Holdings Corp. 5.00%, 8/15/2025 (a)	110,000	109,341
		184,991
Trading Companies & Distributors — 0.1%
H&E Equipment Services, Inc. 3.88%, 12/15/2028 (a)	85,000	84,981
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	74,000	73,522
Imola Merger Corp. 4.75%, 5/15/2029 (a)	76,000	73,114
United Rentals North America, Inc.
4.88%, 1/15/2028	64,000	63,130
6.13%, 3/15/2034 (a)	105,000	106,186
		400,933
Wireless Telecommunication Services — 0.2%
Connect Finco SARL (United Kingdom) 9.00%, 9/15/2029 (a)	200,000	183,292
Hughes Satellite Systems Corp. 6.63%, 8/1/2026 (c)	182,000	147,277
T-Mobile USA, Inc.
3.50%, 4/15/2025	150,000	149,774
3.38%, 4/15/2029	600,000	568,146
		1,048,489
Total Corporate Bonds (Cost $182,020,446)		183,512,349
Asset-Backed Securities — 24.3%
Accelerated LLC Series 2021-1H, Class B, 1.90%, 10/20/2040 (a)	98,214	90,919
ACHV ABS TRUST Series 2023-4CP, Class B, 7.24%, 11/25/2030 (a)	17,862	17,896
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (a)	263,000	252,043
American Credit Acceptance Receivables Trust
Series 2022-1, Class D, 2.46%, 3/13/2028 (a)	672,054	669,415
Series 2022-3, Class D, 5.83%, 10/13/2028 (a)	478,731	481,024
Series 2023-1, Class D, 6.35%, 4/12/2029 (a)	375,000	381,078
Series 2024-4, Class D, 5.34%, 8/12/2031 (a)	668,000	675,330
AMSR Trust
Series 2021-SFR3, Class E1, 2.33%, 10/17/2038 (a)	300,000	284,652
Series 2021-SFR4, Class E1, 2.97%, 12/17/2038 (a)	400,000	383,774
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2022-SFR3, Class F, 4.00%, 10/17/2039 (a)	800,000	747,562
Series 2023-SFR2, Class B, 3.95%, 6/17/2040 (a)	1,500,000	1,456,859
Aqua Finance Trust Series 2021-A, Class B, 2.40%, 7/17/2046 (a)	313,000	273,714
AREIT Trust Series 2021-CRE5, Class C, 6.68%, 11/17/2038 (a) (h)	336,000	335,029
Ares CLO Ltd. (Cayman Islands) Series 2015-4A, Class A3RR, 5.70%, 10/15/2030 (a) (h)	1,355,000	1,354,323
Atlas Senior Loan Fund (Cayman Islands) Series 2019-13A, Class A1NR, 5.63%, 4/22/2031 (a) (h)	81,006	81,041
Avis Budget Rental Car Funding AESOP LLC
Series 2023-6A, Class C, 7.03%, 12/20/2029 (a)	400,000	416,019
Series 2024-3A, Class B, 5.58%, 12/20/2030 (a)	500,000	509,756
Ballyrock CLO Ltd. (Cayman Islands) Series 2018-1A, Class A2, 6.15%, 4/20/2031 (a) (h)	250,000	250,499
Bayview Opportunity Master Fund Trust Series 2024-SN1, Class D, 6.36%, 7/16/2029 (a)	1,000,000	1,024,098
BlueMountain CLO Ltd. (Cayman Islands) Series 2021-32A, Class BR, 5.84%, 10/15/2034 (a) (h)	1,500,000	1,500,000
BOF Funding Trust Series 2023-CAR3, Class C, 4.50%, 7/26/2032 (a)	228,688	226,653
Bridgecrest Lending Auto Securitization Trust
Series 2024-1, Class C, 5.65%, 4/16/2029	1,500,000	1,519,872
Series 2024-3, Class C, 5.70%, 7/16/2029	1,009,000	1,022,890
Series 2024-4, Class C, 4.83%, 8/15/2030	1,610,000	1,613,703
Series 2025-1, Class D, 5.64%, 11/15/2030	1,312,000	1,327,374
BSPRT Issuer Ltd. Series 2021-FL7, Class B, 6.48%, 12/15/2038 (a) (h)	475,000	475,361
Business Jet Securities LLC
Series 2022-1A, Class A, 4.46%, 6/15/2037 ‡ (a)	333,710	327,723
Series 2024-1A, Class B, 6.92%, 5/15/2039 ‡ (a)	882,255	905,890
Buttermilk Park CLO Ltd. (Cayman Islands) Series 2018-1A, Class B1R, 5.90%, 10/15/2031 (a) (h)	1,241,230	1,242,247
BXG Receivables Note Trust Series 2022-A, Class B, 4.61%, 9/28/2037 (a)	1,374,163	1,356,750
CarVal CLO Ltd. (Cayman Islands) Series 2019-1A, Class BR2, 5.84%, 4/20/2032 (a) (h)	889,000	889,882
SEE NOTES TO FINANCIAL STATEMENTS.

180	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Carvana Auto Receivables Trust
Series 2024-P2, Class A3, 5.33%, 7/10/2029	900,000	912,440
Series 2023-N3, Class C, 6.55%, 12/10/2029 (a)	1,600,000	1,637,615
Series 2023-N4, Class B, 6.46%, 2/11/2030 (a)	1,435,000	1,467,234
Series 2024-N1, Class C, 5.80%, 5/10/2030 (a)	1,250,000	1,275,836
Series 2024-P1, Class C, 5.57%, 7/10/2030 (a)	444,000	451,496
CFMT LLC Series 2024-HB13, Class M1, 3.00%, 5/25/2034 ‡ (a) (h)	674,000	636,445
Cherry Securitization Trust Series 2024-1A, Class A, 5.70%, 4/15/2032 (a)	808,000	815,165
CIFC Funding Ltd. (Cayman Islands) Series 2016-1A, Class BR3, 5.74%, 10/21/2031 (a) (h)	1,565,000	1,565,000
Columbia Cent CLO Ltd. (Cayman Islands) Series 2021-31A, Class BR, 5.90%, 4/20/2034 (a) (h)	1,750,000	1,752,182
Continental Finance Credit Card ABS Master Trust Series 2021-A, Class A, 2.55%, 12/17/2029 (a)	266,389	265,106
CPS Auto Receivables Trust
Series 2021-D, Class D, 2.31%, 12/15/2027 (a)	139,659	138,329
Series 2022-A, Class D, 2.84%, 4/16/2029 (a)	1,021,000	1,006,187
Series 2023-A, Class D, 6.44%, 4/16/2029 (a)	750,000	765,853
Series 2023-C, Class C, 6.27%, 10/15/2029 (a)	881,000	894,129
Series 2022-C, Class D, 6.45%, 4/15/2030 (a)	240,000	244,053
Series 2024-C, Class C, 5.76%, 10/15/2030 (a)	896,000	910,856
Credit Acceptance Auto Loan Trust
Series 2022-1A, Class C, 5.70%, 10/15/2032 (a)	467,000	468,941
Series 2023-5A, Class C, 7.30%, 4/17/2034 (a)	350,000	364,847
Series 2024-1A, Class C, 6.71%, 7/17/2034 (a)	600,000	618,675
Series 2024-2A, Class B, 6.11%, 8/15/2034 (a)	500,000	514,374
Series 2024-2A, Class C, 6.70%, 10/16/2034 (a)	500,000	519,991
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Dryden Senior Loan Fund (Cayman Islands) Series 2016-43A, Class B1R3, 5.79%, 4/20/2034 (a) (h)	2,000,000	2,001,484
DT Auto Owner Trust
Series 2021-1A, Class D, 1.16%, 11/16/2026 (a)	107,280	106,560
Series 2021-3A, Class D, 1.31%, 5/17/2027 (a)	609,452	595,388
Series 2023-3A, Class B, 6.07%, 3/15/2028 (a)	500,000	504,128
Series 2023-1A, Class C, 5.55%, 10/16/2028 (a)	300,000	301,576
Series 2023-1A, Class D, 6.44%, 11/15/2028 (a)	307,000	312,330
Series 2023-3A, Class C, 6.40%, 5/15/2029 (a)	1,606,000	1,633,022
Elara HGV Timeshare Issuer LLC
Series 2023-A, Class A, 6.16%, 2/25/2038 (a)	339,734	349,569
Series 2023-A, Class C, 7.30%, 2/25/2038 (a)	564,133	580,268
Equify ABS LLC Series 2023-1A, Class A, 7.20%, 9/15/2031 (a)	123,999	124,357
Exeter Automobile Receivables Trust
Series 2021-2A, Class D, 1.40%, 4/15/2027	133,816	130,891
Series 2022-5A, Class C, 6.51%, 12/15/2027	345,000	347,068
Series 2021-4A, Class D, 1.96%, 1/17/2028	418,070	411,206
Series 2023-3A, Class C, 6.21%, 6/15/2028	1,410,000	1,425,916
Series 2022-2A, Class D, 4.56%, 7/17/2028	800,000	797,142
Series 2022-5A, Class D, 7.40%, 2/15/2029	500,000	515,684
Series 2022-6A, Class D, 8.03%, 4/6/2029	500,000	520,547
Series 2023-4A, Class D, 6.95%, 12/17/2029	800,000	826,393
Series 2023-5A, Class D, 7.13%, 2/15/2030	700,000	734,173
FHF Trust
Series 2021-2A, Class A, 0.83%, 12/15/2026 (a)	15,900	15,832
Series 2023-1A, Class A2, 6.57%, 6/15/2028 (a)	117,660	119,062
FirstKey Homes Trust
Series 2021-SFR1, Class F2, 3.45%, 8/17/2038 (a)	500,000	480,219
Series 2021-SFR3, Class E1, 2.99%, 12/17/2038 (a)	500,000	475,492
Series 2022-SFR1, Class F1, PO, 5/19/2039 ‡ (a)	700,000	599,096
Series 2022-SFR1, Class F2, PO, 5/19/2039 ‡ (a)	350,000	295,751
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	181

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2022-SFR2, Class D, 4.50%, 7/17/2039 (a)	615,000	600,052
Series 2022-SFR2, Class F1, 4.50%, 7/17/2039 (a)	800,000	768,972
Series 2022-SFR2, Class F2, 4.50%, 7/17/2039 (a)	400,000	382,384
Flagship Credit Auto Trust
Series 2021-1, Class D, 1.27%, 3/15/2027 (a)	225,000	220,152
Series 2021-3, Class C, 1.46%, 9/15/2027 (a)	1,457,751	1,440,233
Series 2022-1, Class D, 3.64%, 3/15/2028 (a)	536,000	516,870
Series 2022-2, Class C, 5.30%, 4/17/2028 (a)	750,000	750,547
Series 2022-3, Class C, 4.99%, 7/17/2028 (a)	858,000	854,310
Series 2022-3, Class D, 6.00%, 7/17/2028 (a)	600,000	597,405
Series 2023-3, Class C, 6.01%, 7/16/2029 (a)	900,000	917,287
Foundation Finance Trust Series 2021-1A, Class A, 1.27%, 5/15/2041 (a)	50,779	47,458
FRTKL
Series 2021-SFR1, Class B, 1.72%, 9/17/2038 (a)	650,000	616,709
Series 2021-SFR1, Class D, 2.17%, 9/17/2038 (a)	238,000	226,117
Galaxy CLO Ltd. (Cayman Islands) Series 2018-26A, Class BR, 5.93%, 11/22/2031 (a) (h)	749,000	749,920
GLS Auto Receivables Issuer Trust
Series 2021-3A, Class D, 1.48%, 7/15/2027 (a)	177,529	174,338
Series 2020-4A, Class E, 3.51%, 10/15/2027 (a)	995,927	993,094
Series 2022-1A, Class D, 3.97%, 1/18/2028 (a)	750,000	744,972
Series 2023-3A, Class C, 6.01%, 5/15/2029 (a)	900,000	914,068
GLS Auto Select Receivables Trust
Series 2023-1A, Class A3, 5.96%, 10/16/2028 (a)	757,000	768,689
Series 2023-1A, Class B, 6.09%, 3/15/2029 (a)	722,000	740,082
Series 2024-3A, Class C, 5.92%, 8/15/2030 (a)	1,250,000	1,294,067
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Goldman Home Improvement Trust Issuer Trust Series 2021-GRN2, Class A, 1.15%, 6/25/2051 (a)	468,225	452,115
Hilton Grand Vacations Trust
Series 2023-1A, Class A, 5.72%, 1/25/2038 (a)	578,166	588,519
Series 2024-2A, Class C, 5.99%, 3/25/2038 (a)	759,846	772,378
Series 2024-3A, Class C, 5.71%, 8/27/2040 (a)	1,373,079	1,394,644
Home Partners of America Trust Series 2021-3, Class E1, 3.20%, 1/17/2041 (a)	452,138	408,443
Huntington Bank Auto Credit-Linked Notes Series 2024-2, Class B1, 5.44%, 10/20/2032 (a)	435,289	438,690
Invitation Homes Trust Series 2024-SFR1, Class B, 4.00%, 9/17/2041 (a)	2,000,000	1,916,305
KKR Static CLO Ltd. (Cayman Islands) Series 2022-1A, Class BR2, 5.74%, 7/20/2031 (a) (h)	1,151,563	1,152,540
LCM LP (Cayman Islands) Series 14A, Class AR, 5.59%, 7/20/2031 (a) (h)	128,030	128,081
LCM Ltd. (Cayman Islands)
Series 26A, Class A1, 5.62%, 1/20/2031 (a) (h)	53,137	53,157
Series 36A, Class BR, 5.82%, 1/15/2034 (a) (h)	1,604,167	1,604,167
LendingPoint Pass-Through Trust Series 2022-ST1, Class A, 2.50%, 3/15/2028 (a)	17,565	17,219
Lendmark Funding Trust
Series 2021-1A, Class A, 1.90%, 11/20/2031 (a)	950,000	901,932
Series 2023-1A, Class D, 8.69%, 5/20/2033 (a)	400,000	408,015
LP LMS Asset Securitization Trust Series 2023-1A, Class A, 8.18%, 10/17/2033 (a)	13,953	13,970
Madison Park Funding Ltd. (Cayman Islands) Series 2021-49A, Class B1R, 5.76%, 10/19/2034 (a) (h) (i)	1,000,000	1,000,000
Mariner Finance issuance Trust
Series 2024-BA, Class B, 5.33%, 11/20/2038 (a)	250,000	253,222
Series 2024-BA, Class C, 5.73%, 11/20/2038 (a)	244,000	246,458
Mariner Finance Issuance Trust
Series 2023-AA, Class A, 6.70%, 10/22/2035 (a)	750,000	762,388
Series 2021-AA, Class A, 1.86%, 3/20/2036 (a)	192,000	184,211
SEE NOTES TO FINANCIAL STATEMENTS.

182	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Merchants Fleet Funding LLC
Series 2023-1A, Class A, 7.21%, 5/20/2036 (a)	216,083	218,272
Series 2024-1A, Class B, 5.95%, 4/20/2037 (a)	1,000,000	1,014,237
Mercury Financial Credit Card Master Trust Series 2024-2A, Class A, 6.56%, 7/20/2029 (a)	1,281,000	1,300,327
Mission Lane Credit Card Master Trust Series 2023-A, Class A, 7.23%, 7/17/2028 (a)	200,000	200,817
MVW LLC
Series 2023-2A, Class C, 7.06%, 11/20/2040 (a)	405,861	417,791
Series 2021-1WA, Class A, 1.14%, 1/22/2041 (a)	54,105	50,939
Series 2021-1WA, Class B, 1.44%, 1/22/2041 (a)	23,221	21,833
Series 2024-1A, Class B, 5.51%, 2/20/2043 (a)	1,080,634	1,098,073
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands)
Series 2022-49A, Class BR, 5.85%, 7/25/2035 (a) (h)	434,000	434,077
Series 2021-42A, Class BR, 5.71%, 7/16/2036 (a) (h)	1,750,000	1,750,000
New Residential Mortgage Loan Trust
Series 2022-SFR1, Class B, 2.85%, 2/17/2039 (a)	650,000	622,990
Series 2022-SFR1, Class E1, 3.55%, 2/17/2039 (a)	520,000	497,908
NRM FNT1 Excess LLC Series 2024-FNT1, Class A, 7.40%, 11/25/2031 (a)	1,155,861	1,173,559
NRZ Excess Spread-Collateralized Notes Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (a)	58,891	57,456
OCP Aegis CLO Ltd. (Jersey) Series 2024-39A, Class A1, 5.72%, 1/16/2037 (a) (h)	1,500,000	1,503,315
Octane Receivables Trust Series 2023-1A, Class D, 7.76%, 3/20/2030 (a)	500,000	523,866
OnDeck Asset Securitization Trust LLC Series 2024-2A, Class A, 4.98%, 10/17/2031 (a)	1,500,000	1,486,424
Oportun Funding Trust Series 2024-3, Class B, 5.48%, 8/15/2029 (a)	2,092,000	2,101,062
Oportun Issuance Trust
Series 2021-B, Class A, 1.47%, 5/8/2031 (a)	1,554,532	1,515,294
Series 2021-B, Class B, 1.96%, 5/8/2031 (a)	310,906	303,246
Series 2022-A, Class B, 5.25%, 6/9/2031 (a)	600,000	600,070
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2025-A, Class B, 5.30%, 2/8/2033 (a)	800,000	801,929
Series 2025-A, Class C, 5.89%, 2/8/2033 (a)	500,000	501,455
Pagaya AI Debt Selection Trust Series 2021-HG1, Class A, 1.22%, 1/16/2029 (a)	10,794	10,696
Palmer Square Loan Funding Ltd. (Cayman Islands)
Series 2022-2A, Class A2, 6.20%, 10/15/2030 (a) (h)	1,380,000	1,381,432
Series 2024-3A, Class A2, 5.95%, 8/8/2032 (a) (h)	998,994	1,001,891
Series 2025-1A, Class A2, 0.00%, 2/15/2033 (a) (h) (i)	1,750,000	1,750,000
PowerPay Issuance Trust Series 2024-1A, Class A, 6.53%, 2/18/2039 (a)	616,488	631,416
PRET LLC
Series 2021-NPL3, Class A1, 4.87%, 7/25/2051 (a) (g)	831,029	830,595
Series 2021-RN4, Class A1, 5.49%, 10/25/2051 (a) (h)	309,080	309,149
Progress Residential Series 2021-SFR3, Class E1, 2.54%, 5/17/2026 (a)	200,000	195,282
Progress Residential Trust
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (a)	350,000	336,299
Series 2022-SFR3, Class D, 4.45%, 4/17/2039 (a)	562,000	553,583
Series 2024-SFR1, Class D, 3.75%, 2/17/2041 (a)	1,125,000	1,059,994
Series 2024-SFR2, Class B, 3.40%, 4/17/2041 (a) (h)	1,697,000	1,591,588
Series 2025-SFR1, Class D, 3.65%, 2/17/2042 (a) (g)	1,500,000	1,371,848
PRPM LLC
Series 2021-5, Class A1, 4.79%, 6/25/2026 (a) (g)	585,712	584,949
Series 2021-6, Class A1, 4.79%, 7/25/2026 (a) (g)	160,307	160,497
Series 2021-11, Class A1, 5.49%, 11/25/2026 (a) (g)	150,864	151,013
Purchasing Power Funding LLC Series 2024-A, Class B, 6.43%, 8/15/2028 (a)	1,250,000	1,266,435
Regional Management Issuance Trust Series 2024-1, Class A, 5.83%, 7/15/2036 (a)	1,500,000	1,540,750
Republic Finance Issuance Trust
Series 2021-A, Class A, 2.30%, 12/22/2031 (a)	336,423	332,328
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	183

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2024-A, Class A, 5.91%, 8/20/2032 (a)	1,304,000	1,323,526
Series 2024-B, Class A, 5.42%, 11/20/2037 (a)	1,513,000	1,539,178
RR Ltd. (Cayman Islands) Series 2020-12A, Class ABR3, 5.85%, 1/15/2036 (a) (h)	1,000,000	1,001,373
Santander Bank Auto Credit-Linked Notes Series 2024-A, Class C, 5.82%, 6/15/2032 (a)	1,000,000	1,011,902
Santander Drive Auto Receivables Trust
Series 2021-3, Class D, 1.33%, 9/15/2027	131,608	130,157
Series 2022-3, Class C, 4.49%, 8/15/2029	985,000	983,970
Series 2022-4, Class C, 5.00%, 11/15/2029	1,250,000	1,257,261
Series 2022-6, Class D, 5.69%, 2/18/2031	500,000	507,351
Series 2023-6, Class C, 6.40%, 3/17/2031	928,000	963,578
Series 2024-4, Class D, 5.32%, 12/15/2031	675,000	683,330
Series 2023-4, Class C, 6.04%, 12/15/2031	2,000,000	2,056,275
Series 2024-5, Class D, 5.14%, 2/17/2032	2,016,000	2,033,425
SBNA Auto Receivables Trust Series 2024-A, Class D, 6.04%, 4/15/2030 (a)	1,250,000	1,281,972
SCF Equipment Leasing LLC
Series 2021-1A, Class D, 1.93%, 9/20/2030 (a)	508,434	506,149
Series 2024-1A, Class B, 5.56%, 4/20/2032 (a)	1,083,000	1,112,896
Series 2024-1A, Class C, 5.82%, 9/20/2032 (a)	443,000	454,919
Sierra Timeshare Receivables Funding LLC
Series 2023-2A, Class A, 5.80%, 4/20/2040 (a)	533,867	544,785
Series 2024-2A, Class C, 5.83%, 6/20/2041 (a)	1,390,936	1,412,291
Series 2024-1A, Class B, 5.35%, 1/20/2043 (a)	614,458	619,485
Stream Innovations Issuer Trust Series 2024-2A, Class A, 5.21%, 2/15/2045 (a)	1,539,423	1,554,075
Symphony CLO Ltd. (Cayman Islands)
Series 2015-16A, Class B1RR, 6.00%, 10/15/2031 (a) (h)	680,000	680,607
Series 2018-20A, Class BR2, 5.86%, 1/16/2032 (a) (h)	1,430,000	1,431,328
Series 2019-21A, Class BR2, 5.67%, 7/15/2032 (a) (h)	2,000,000	2,000,000
THL Credit Wind River CLO Ltd. (Cayman Islands) Series 2019-3A, Class BR2, 5.85%, 4/15/2031 (a) (h)	1,333,334	1,334,445
Tricon Residential Trust
Series 2021-SFR1, Class E1, 2.79%, 7/17/2038 (a)	240,000	230,469
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2023-SFR1, Class B, 5.10%, 7/17/2040 (a)	800,000	803,360
Series 2024-SFR4, Class D, 5.35%, 11/17/2041 (a)	1,311,000	1,294,612
Upstart Pass-Through Trust
Series 2021-ST4, Class A, 2.00%, 7/20/2027 (a)	16,969	16,753
Series 2021-ST5, Class A, 2.00%, 7/20/2027 (a)	12,378	12,190
Series 2022-ST1, Class A, 2.60%, 3/20/2030 (a)	22,742	22,660
Upstart Securitization Trust Series 2022-4, Class A, 5.98%, 8/20/2032 (a)	49,912	49,969
US Auto Funding Trust Series 2022-1A, Class B, 5.13%, 12/15/2025 ‡ (a)	574,000	245,832
Venture CLO Ltd. (Cayman Islands) Series 2018-32A, Class A2A, 5.62%, 7/18/2031 (a) (h)	93,534	93,739
Veros Auto Receivables Trust Series 2023-1, Class C, 8.32%, 11/15/2028 (a)	1,250,000	1,293,105
VOLT CIII LLC Series 2021-CF1, Class A1, 4.99%, 8/25/2051 (a) (g)	156,687	156,623
VOLT CV LLC Series 2021-CF2, Class A1, 5.49%, 11/27/2051 (a) (g)	287,307	286,542
VOLT XCIX LLC Series 2021-NPL8, Class A1, 5.12%, 4/25/2051 (a) (g)	37,738	37,774
VOLT XCVI LLC Series 2021-NPL5, Class A1, 6.12%, 3/27/2051 (a) (g)	27,540	27,561
VOLT XCVII LLC Series 2021-NPL6, Class A1, 5.24%, 4/25/2051 (a) (g)	44,315	44,367
Westgate Resorts LLC Series 2024-1A, Class C, 7.06%, 1/20/2038 (a)	866,334	877,920
Westlake Automobile Receivables Trust
Series 2021-1A, Class D, 1.23%, 4/15/2026 (a)	21,433	21,402
Series 2021-3A, Class D, 2.12%, 1/15/2027 (a)	982,843	974,150
Series 2023-1A, Class D, 6.79%, 11/15/2028 (a)	500,000	515,013
Total Asset-Backed Securities (Cost $145,687,413)		147,218,468
U.S. Treasury Obligations — 16.7%
U.S. Treasury Notes
4.38%, 12/15/2026	650,000	653,961
4.13%, 1/31/2027	585,000	586,280
4.50%, 5/15/2027	7,525,000	7,605,541
4.38%, 7/15/2027	2,245,000	2,264,907
3.75%, 8/15/2027	8,680,000	8,633,548
SEE NOTES TO FINANCIAL STATEMENTS.

184	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — continued
3.38%, 9/15/2027	18,835,000	18,565,718
3.88%, 10/15/2027	6,155,000	6,139,613
4.13%, 11/15/2027	915,000	918,396
4.00%, 12/15/2027	22,725,000	22,744,529
4.25%, 1/15/2028	555,000	559,119
4.25%, 2/15/2028	28,185,000	28,407,397
4.00%, 2/29/2028	172,700	172,801
3.63%, 3/31/2028	340,000	336,560
4.25%, 2/28/2029	3,810,000	3,844,082
Total U.S. Treasury Obligations (Cost $101,205,867)		101,432,452
Collateralized Mortgage Obligations — 11.2%
Connecticut Avenue Securities Trust
Series 2022-R01, Class 1M2, 6.25%, 12/25/2041 (a) (h)	521,000	528,297
Series 2022-R02, Class 2M2, 7.35%, 1/25/2042 (a) (h)	225,000	231,329
FHLMC STACR REMIC Trust Series 2023-HQA3, Class M2, 7.70%, 11/25/2043 (a) (h)	725,000	766,238
FHLMC, REMIC
Series 2673, Class PE, 5.50%, 9/15/2033	67,623	69,345
Series 4754, Class VG, 4.00%, 12/15/2036	392,836	391,258
Series 3878, Class PL, 4.50%, 11/15/2040	269,974	269,530
Series 4376, Class A, 4.00%, 7/15/2041	512,287	508,915
Series 5182, Class D, 2.50%, 11/25/2043	11,799,270	10,892,617
Series 4583, Class UP, 3.00%, 7/15/2045	1,622,240	1,501,753
Series 4599, Class PA, 3.00%, 9/15/2045	1,630,015	1,527,066
Series 4718, Class DA, 3.00%, 2/15/2047	207,594	191,962
Series 5194, Class H, 2.50%, 10/25/2047	5,699,596	5,086,858
Series 5021, Class MI, IO, 3.00%, 10/25/2050	369,281	63,860
Series 5470, Class FG, 5.55%, 11/25/2054 (h)	1,301,625	1,299,470
Series 5472, Class FE, 5.70%, 11/25/2054 (h)	3,930,935	3,953,490
Series 5481, Class FA, 5.75%, 12/25/2054 (h)	3,054,839	3,078,971
Series 5481, Class FC, 5.85%, 12/25/2054 (h)	5,083,696	5,147,347
FNMA, REMIC
Series 2024-101, Class DV, 5.50%, 12/25/2035	771,205	791,816
Series 2025-4, Class PV, 5.50%, 1/25/2036	745,781	768,880
Series 2012-136, Class DL, 3.50%, 12/25/2042	186,168	178,576
Series 2024-20, Class MA, 5.00%, 11/25/2049	2,604,271	2,599,443
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2022-42, Class EA, 3.75%, 6/25/2052	1,775,687	1,703,302
Series 2022-43, Class P, 4.00%, 7/25/2052	432,525	418,493
Series 2024-67, Class FA, 5.52%, 9/25/2054 (h)	803,075	800,909
Series 2024-96, Class FA, 5.75%, 12/25/2054 (h)	2,059,890	2,075,669
GNMA
Series 2024-110, Class LC, 3.50%, 4/20/2048	4,377,825	4,169,496
Series 2021-9, Class MI, IO, 2.50%, 1/20/2051	201,164	29,964
Series 2025-4, Class LA, 3.00%, 7/20/2051	1,591,599	1,479,508
Series 2024-184, Class BG, 3.50%, 10/20/2051	4,846,491	4,609,752
Series 2025-1, Class GC, 3.50%, 10/20/2051	2,514,060	2,377,036
Series 2024-151, Class HB, 4.50%, 10/20/2052	5,931,375	5,787,233
Legacy Mortgage Asset Trust Series 2021-GS3, Class A1, 4.75%, 7/25/2061 (a) (g)	94,517	94,395
LHOME Mortgage Trust Series 2024-RTL1, Class A1, 7.02%, 1/25/2029 (a) (g)	1,225,000	1,241,029
MFA Trust
Series 2024-RTL3, Class A1, 5.91%, 11/25/2039 (a) (g)	1,220,000	1,227,095
Series 2024-NPL1, Class A1, 6.33%, 9/25/2054 (g)	673,349	676,377
New Residential Mortgage Loan Trust Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (a) (g)	255,000	257,842
NYMT Loan Trust Series 2021-SP1, Class A1, 4.67%, 8/25/2061 (a) (g)	214,241	212,992
PRPM LLC Series 2021-8, Class A1, 4.74%, 9/25/2026 (a) (h)	822,855	821,466
Roc Mortgage Trust Series 2025-RTL1, Class A1, 5.63%, 2/25/2040 ‡ (a) (g) (i)	185,000	185,192
Verus Securitization Trust Series 2021-2, Class M1, 2.19%, 2/25/2066 (a) (h)	144,000	117,513
Total Collateralized Mortgage Obligations (Cost $67,648,206)		68,132,284
Mortgage-Backed Securities — 9.7%
FHLMC Pool # 841368 ARM, 6.84%, 9/1/2047 (h)	961,767	990,183
FHLMC Gold Pools, 30 Year Pool # G08878, 4.50%, 5/1/2049	207,716	203,751
FHLMC UMBS, 10 Year Pool # RD5034, 2.00%, 9/1/2030	291,238	276,847
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	185

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
FHLMC UMBS, 15 Year
Pool # ZS6689, 2.50%, 4/1/2028	81,690	79,603
Pool # SB8184, 4.00%, 10/1/2037	575,723	561,223
Pool # SB8261, 5.50%, 10/1/2038	939,311	953,720
Pool # SB8308, 5.00%, 6/1/2039	673,134	676,906
FHLMC UMBS, 30 Year
Pool # ZT1703, 4.00%, 1/1/2049	710,942	677,469
Pool # SD8231, 4.50%, 7/1/2052	754,068	727,470
Pool # SD8343, 6.00%, 7/1/2053	7,414,252	7,567,192
Pool # SD7572, 6.50%, 5/1/2054	6,687,159	6,949,865
Pool # SD6636, 5.50%, 10/1/2054	3,528,440	3,557,591
FNMA Pool # BM4562 ARM, 7.18%, 5/1/2047 (h)	775,129	800,193
FNMA UMBS, 15 Year
Pool # FM1156, 2.50%, 4/1/2033	538,102	513,382
Pool # MA4361, 2.50%, 6/1/2036	286,705	265,950
Pool # FM7767, 2.00%, 7/1/2036	3,226,572	2,926,651
Pool # FS1563, 2.50%, 7/1/2036	401,743	372,649
Pool # FS1329, 2.00%, 2/1/2037	740,416	670,324
Pool # MA4944, 4.50%, 3/1/2038	2,057,920	2,042,001
Pool # MA5093, 5.00%, 7/1/2038	3,622,293	3,645,497
Pool # SB1289, 4.50%, 8/1/2039	11,214,413	11,123,749
FNMA UMBS, 20 Year
Pool # FM3933, 3.00%, 6/1/2037	1,252,052	1,178,309
Pool # FM3075, 3.50%, 11/1/2039	829,479	784,940
Pool # CA8310, 2.50%, 12/1/2040	215,167	190,115
Pool # MA4780, 4.50%, 10/1/2042	2,115,222	2,071,354
FNMA UMBS, 30 Year
Pool # FM2972, 4.00%, 12/1/2044	729,496	704,289
Pool # FS2237, 4.00%, 10/1/2046	1,710,122	1,648,594
Pool # BM1285, 4.50%, 5/1/2047	118,355	116,489
Pool # FS1847, 4.00%, 1/1/2049	216,921	206,683
Pool # FS0085, 4.00%, 11/1/2050	769,996	733,329
Pool # MA5039, 5.50%, 6/1/2053	2,698,854	2,709,037
GNMA II, 30 Year
Pool # MA8201, 4.50%, 8/20/2052	624,247	603,362
Pool # 787548, 5.50%, 9/20/2054	2,527,338	2,545,083
Total Mortgage-Backed Securities (Cost $59,194,561)		59,073,800
Commercial Mortgage-Backed Securities — 5.4%
Beast Mortgage Trust Series 2021-1818, Class B, 5.88%, 3/15/2036 (a) (h)	179,000	138,809
Benchmark Mortgage Trust Series 2024-V5, Class C, 6.97%, 1/10/2057 (h)	300,000	315,418
BMO Mortgage Trust Series 2024-5C3, Class C, 6.86%, 2/15/2057 (h)	300,000	313,994
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

BX Commercial Mortgage Trust
Series 2021-VOLT, Class D, 6.08%, 9/15/2036 (a) (h)	275,000	272,937
Series 2024-MF, Class B, 6.00%, 2/15/2039 (a) (h)	1,062,545	1,063,210
BX Trust
Series 2021-RISE, Class D, 6.18%, 11/15/2036 (a) (h)	304,318	302,799
Series 2022-LBA6, Class D, 6.31%, 1/15/2039 (a) (h)	525,000	524,294
Citigroup Commercial Mortgage Trust
Series 2015-GC29, Class C, 4.16%, 4/10/2048 (h)	400,000	379,483
Series 2015-GC31, Class C, 4.03%, 6/10/2048 (h)	250,000	125,406
Commercial Mortgage Trust
Series 2014-UBS5, Class C, 4.66%, 9/10/2047 (h)	2,200,000	2,024,000
Series 2014-CR20, Class C, 4.74%, 11/10/2047 (h)	50,677	48,714
Series 2015-CR26, Class B, 4.46%, 10/10/2048 (h)	200,000	196,162
Series 2015-PC1, Class B, 4.30%, 7/10/2050 (h)	200,000	194,073
CSAIL Commercial Mortgage Trust
Series 2015-C4, Class E, 3.55%, 11/15/2048 (h)	325,000	307,338
Series 2015-C2, Class C, 4.18%, 6/15/2057 (h)	700,000	644,796
ELM Trust
Series 2024-ELM, Class B10, 6.20%, 6/10/2039 (a) (h)	1,016,000	1,032,035
Series 2024-ELM, Class C10, 6.40%, 6/10/2039 (a) (h)	1,290,000	1,303,797
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K068, Class X1, IO, 0.41%, 8/25/2027 (h)	3,425,654	31,046
Series K110, Class X1, IO, 1.69%, 4/25/2030 (h)	14,103,604	941,518
Series K121, Class X1, IO, 1.02%, 10/25/2030 (h)	9,761,663	442,858
Series K120, Class X1, IO, 1.03%, 10/25/2030 (h)	9,829,348	448,959
Series K124, Class X1, IO, 0.72%, 12/25/2030 (h)	19,849,515	677,375
Series K123, Class X1, IO, 0.77%, 12/25/2030 (h)	27,680,276	989,598
SEE NOTES TO FINANCIAL STATEMENTS.

186	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series K128, Class X1, IO, 0.51%, 3/25/2031 (h)	29,640,786	736,986
Series K111, Class X3, IO, 3.18%, 4/25/2048 (h)	405,000	56,560
Series K110, Class X3, IO, 3.40%, 6/25/2048 (h)	380,000	53,704
Series K115, Class X3, IO, 2.96%, 9/25/2048 (h)	430,000	55,729
Series K125, Class X3, IO, 2.65%, 2/25/2049 (h)	460,000	59,069
FREMF Mortgage Trust
Series 2018-K732, Class C, 4.13%, 5/25/2025 (a) (h)	200,000	198,973
Series 2018-K82, Class X2A, IO, 0.10%, 9/25/2028 (a)	10,669,074	29,625
Series 2018-K82, Class D, PO, 10/25/2028 (a)	1,000,000	741,971
Series 2018-K82, Class X2B, IO, 0.10%, 10/25/2028 (a)	3,000,000	9,341
Series 2019-KC07, Class C, 3.63%, 10/25/2029 (a) (h)	600,000	485,135
Series 2016-K57, Class C, 3.92%, 8/25/2049 (a) (h)	185,000	181,212
Series 2016-K58, Class C, 3.74%, 9/25/2049 (a) (h)	110,000	107,646
Series 2017-K68, Class D, PO, 10/25/2049 (a)	1,000,000	803,928
Series 2018-K83, Class D, PO, 11/25/2051 (a)	1,400,000	1,009,468
Series 2020-K113, Class D, PO, 5/25/2053 (a)	1,000,000	625,827
Series 2020-K115, Class D, PO, 9/25/2053 (a)	1,200,000	795,122
Series 2020-K115, Class X2A, IO, 0.10%, 9/25/2053 (a)	12,854,730	53,015
Series 2020-K115, Class X2B, IO, 0.10%, 9/25/2053 (a)	2,900,000	12,555
Series 2020-K118, Class D, PO, 10/25/2053 (a)	1,100,000	699,972
Series 2020-K118, Class X2A, IO, 0.10%, 10/25/2053 (a)	12,049,030	50,117
Series 2020-K118, Class X2B, IO, 0.10%, 10/25/2053 (a)	2,457,000	10,719
Series 2020-K739, Class D, PO, 11/25/2053 (a)	1,000,000	788,434
Series 2020-K739, Class X2A, IO, 0.10%, 11/25/2053 (a)	10,216,141	18,992
Series 2020-K739, Class X2B, IO, 0.10%, 11/25/2053 (a)	3,000,000	6,407
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

GS Mortgage Securities Trust
Series 2016-GS2, Class B, 3.76%, 5/10/2049 (h)	100,000	97,667
Series 2017-GS5, Class D, 3.51%, 3/10/2050 (a) (h)	250,000	76,057
Independence Plaza Trust Series 2018-INDP, Class C, 4.16%, 7/10/2035 (a)	150,000	147,004
JPMBB Commercial Mortgage Securities Trust
Series 2015-C31, Class C, 4.64%, 8/15/2048 (h)	150,000	120,008
Series 2016-C1, Class D1, 4.20%, 3/17/2049 (a) (h)	400,000	345,822
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP5, Class C, 3.74%, 3/15/2050 (h)	800,000	679,612
Series 2017-JP5, Class D, 4.49%, 3/15/2050 (a) (h)	275,000	196,735
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C16, Class D, 5.05%, 12/15/2046 (a) (h)	147,023	137,743
Series 2015-JP1, Class C, 4.72%, 1/15/2049 (h)	1,000,000	903,336
Series 2016-JP3, Class C, 3.42%, 8/15/2049 (h)	1,000,000	880,630
Life Mortgage Trust Series 2021-BMR, Class C, 5.53%, 3/15/2038 (a) (h)	136,500	135,818
MHC Commercial Mortgage Trust Series 2021-MHC, Class D, 6.03%, 4/15/2038 (a) (h)	200,000	199,813
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C24, Class D, 3.26%, 5/15/2048 (a)	220,000	193,874
Series 2015-C25, Class B, 4.52%, 10/15/2048 (h)	500,000	487,350
ROCK Trust Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (a)	1,504,746	1,526,613
SDR Commercial Mortgage Trust
Series 2024-DSNY, Class A, 5.70%, 5/15/2039 (a) (h)	804,000	804,251
Series 2024-DSNY, Class B, 6.05%, 5/15/2039 (a) (h)	1,008,000	1,007,685
SG Commercial Mortgage Securities Trust Series 2016-C5, Class B, 3.93%, 10/10/2048	225,000	212,484
SMRT Series 2022-MINI, Class E, 7.01%, 1/15/2039 (a) (h)	350,000	341,687
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	187

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
STWD Mortgage Trust (Cayman Islands) Series 2021-LIH, Class B, 6.08%, 11/15/2036 (a) (h)	400,000	398,127
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS4, Class B, 4.22%, 12/15/2048 (h)	500,000	493,402
Series 2015-LC22, Class D, 4.54%, 9/15/2058 (h)	205,000	175,042
WFRBS Commercial Mortgage Trust
Series 2013-C11, Class C, 4.01%, 3/15/2045 (h)	117,000	110,786
Series 2014-C21, Class C, 4.23%, 8/15/2047 (h)	1,000,000	948,710
Series 2014-C22, Class C, 3.62%, 9/15/2057 (h)	725,000	598,139
Series 2014-C22, Class AS, 4.07%, 9/15/2057 (h)	948,590	902,128
Total Commercial Mortgage-Backed Securities (Cost $32,985,612)		32,429,649
Foreign Government Securities — 1.2%
Arab Republic of Egypt
7.50%, 1/31/2027 (d)	200,000	197,750
7.60%, 3/1/2029 (d)	600,000	581,388
Benin Government Bond 7.96%, 2/13/2038 (a)	200,000	188,000
Commonwealth of the Bahamas 6.00%, 11/21/2028 (d)	200,000	191,190
Dominican Republic Government Bond
4.50%, 1/30/2030 (a)	150,000	139,922
4.50%, 1/30/2030 (d)	150,000	139,922
7.05%, 2/3/2031 (d)	200,000	208,052
Federal Republic of Nigeria, 6.50%, 11/28/2027 (d)	600,000	585,156
Hashemite Kingdom of Jordan
4.95%, 7/7/2025 (d)	200,000	198,876
6.13%, 1/29/2026 (d)	400,000	398,250
7.75%, 1/15/2028 (d)	200,000	203,750
Islamic Republic of Pakistan
6.00%, 4/8/2026 (d)	400,000	385,496
7.38%, 4/8/2031 (a)	200,000	174,575
Istanbul Metropolitan Municipality 10.50%, 12/6/2028 (a)	200,000	216,500
Republic of Angola
9.50%, 11/12/2025 (d)	200,000	200,936
8.25%, 5/9/2028 (d)	200,000	190,056
Republic of Cote d'Ivoire
6.38%, 3/3/2028 (d)	400,000	398,348
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

5.75%, 12/31/2032 (d) (g)	47,695	45,291
7.63%, 1/30/2033 (a)	400,000	391,652
Republic of Ecuador 6.90%, 7/31/2030 (d) (g)	450,000	296,910
Republic of El Salvador
8.63%, 2/28/2029 (d)	270,000	281,610
9.25%, 4/17/2030 (d)	150,000	159,000
Republic of Honduras 8.63%, 11/27/2034 (a)	150,000	147,816
Republic of Iraq 5.80%, 1/15/2028 (d)	187,500	183,984
Republic of Kenya 9.50%, 3/5/2036 (a)	377,000	364,559
Republic of Senegal 6.25%, 5/23/2033 (d)	200,000	156,126
Republic of South Africa 7.10%, 11/19/2036 (a)	350,000	343,403
Suriname Government International Bond 7.95%, 7/15/2033 (d) (f)	203,000	195,769
Total Foreign Government Securities (Cost $7,152,319)		7,164,287
Municipal Bonds — 0.0% (h) (j) ^
California — 0.0% ^
California Housing Finance Agency Series 2021-1, Class X, Rev., 0.80%, 11/20/2035 (Cost $88,114)	2,067,752	92,172
	SHARES
Common Stocks — 0.0% ^
Specialty Retail — 0.0% ^
Rite Aid ‡ * (e)(Cost $—)	66	—
Short-Term Investments — 6.3%
Investment Companies — 5.8%
JPMorgan Prime Money Market Fund Class IM Shares, 4.43% (k) (l) (Cost $34,884,095)	34,874,263	34,888,213
Investment of Cash Collateral from Securities Loaned — 0.4%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (k) (l) (Cost $2,477,517)	2,477,517	2,477,517
SEE NOTES TO FINANCIAL STATEMENTS.

188	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — 0.1%
U.S. Treasury Bills, 4.25%, 7/24/2025 (m) (n) (Cost $799,381)	813,000	799,552
Total Short-Term Investments (Cost $38,160,993)		38,165,282
Total Investments — 105.0% (Cost $634,143,531)		637,220,743
Liabilities in Excess of Other Assets — (5.0)%		(30,193,957)
NET ASSETS — 100.0%		607,026,786

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of February 28, 2025.
CIFC	Commercial Industrial Finance Corp.
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PIK	Payment In Kind
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying
mortgages of these securities increase, the yield on these
securities increases.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2025.
(c)	The security or a portion of this security is on loan at February 28, 2025. The total value of securities on loan at February 28, 2025 is $2,365,646.
(d)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(e)	Defaulted security.
(f)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(g)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of February 28, 2025.

(h)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 28, 2025.

(i)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(j)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(k)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of February 28, 2025.
(m)	The rate shown is the effective yield as of February 28, 2025.
(n)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	189

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
Futures contracts outstanding as of February 28, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 2 Year Note	383	06/30/2025	USD	79,281,000	146,245
U.S. Treasury 5 Year Note	542	06/30/2025	USD	58,540,234	278,228
424,473
Short Contracts
U.S. Treasury 10 Year Note	(265)	06/18/2025	USD	(29,477,109)	(148,338)
U.S. Treasury 10 Year Ultra Note	(109)	06/18/2025	USD	(12,480,500)	(97,237)
U.S. Treasury Long Bond	(27)	06/18/2025	USD	(3,198,656)	(25,050)
U.S. Treasury Ultra Bond	(7)	06/18/2025	USD	(873,906)	(10,687)
(281,312)
143,161

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

190	J.P. Morgan Exchange-Traded Funds	February 28, 2025

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 55.2%
Aerospace & Defense — 0.3%
BAE Systems Holdings, Inc. (United Kingdom) 3.85%, 12/15/2025 (a)	10,275,000	10,212,739
L3Harris Technologies, Inc.
3.83%, 4/27/2025	65,880,000	65,749,167
3.85%, 12/15/2026	2,402,000	2,374,019
Raytheon Technologies Corp. 3.95%, 8/16/2025	778,000	775,578
RTX Corp. 5.75%, 11/8/2026	4,394,000	4,479,064
		83,590,567
Automobile Components — 0.0% ^
Magna International, Inc. (Canada) 4.15%, 10/1/2025	8,252,000	8,228,559
Automobiles — 2.8%
BMW US Capital LLC (Germany)
(SOFRINDX + 0.84%), 5.20%, 4/1/2025 (a) (b)	13,625,000	13,631,060
(SOFRINDX + 0.62%), 4.97%, 8/11/2025 (a) (b)	9,237,000	9,249,536
(SOFRINDX + 0.55%), 4.91%, 4/2/2026 (a) (b)	81,125,000	81,241,566
2.80%, 4/11/2026 (a)	2,000,000	1,965,804
1.25%, 8/12/2026 (a) (c)	20,155,000	19,263,436
General Motors Co. 6.13%, 10/1/2025	54,422,000	54,762,950
Hyundai Capital America
5.80%, 6/26/2025 (a)	24,390,000	24,459,332
6.00%, 7/11/2025 (a)	28,960,000	29,092,835
1.80%, 10/15/2025 (a)	3,192,000	3,135,364
(SOFR + 1.32%), 5.67%, 11/3/2025 (a) (b)	7,000,000	7,034,425
6.25%, 11/3/2025 (a)	10,641,000	10,744,939
5.50%, 3/30/2026 (a)	5,151,000	5,198,178
1.50%, 6/15/2026 (a)	8,713,000	8,377,494
5.45%, 6/24/2026 (a)	41,417,000	41,836,661
1.65%, 9/17/2026 (a)	3,451,000	3,299,073
5.95%, 9/21/2026 (a)	3,000,000	3,056,745
5.25%, 1/8/2027 (a)	43,739,000	44,178,757
4.30%, 9/24/2027 (a)	66,987,000	66,343,070
4.88%, 11/1/2027 (a)	32,000,000	32,110,433
Mercedes-Benz Finance North America LLC (Germany)
5.38%, 8/1/2025 (a)	15,710,000	15,763,426
5.38%, 11/26/2025 (a)	1,970,000	1,981,431
4.90%, 1/9/2026 (a)	85,449,000	85,743,188
1.45%, 3/2/2026 (a)	7,330,000	7,114,495
4.88%, 7/31/2026 (a)	114,280,000	114,920,302
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Automobiles — continued
Volkswagen Group of America Finance LLC (Germany)
3.35%, 5/13/2025 (a)	27,904,000	27,826,322
(SOFR + 0.93%), 5.30%, 9/12/2025 (a) (b)	119,020,000	119,263,240
5.80%, 9/12/2025 (a)	1,790,000	1,800,858
4.63%, 11/13/2025 (a)	5,708,000	5,704,969
1.25%, 11/24/2025 (a)	12,208,000	11,897,306
5.40%, 3/20/2026 (a)	2,000,000	2,009,006
4.90%, 8/14/2026 (a)	11,110,000	11,120,947
5.70%, 9/12/2026 (a)	2,000,000	2,025,613
6.00%, 11/16/2026 (a)	7,360,000	7,495,895
		873,648,656
Banks — 25.1%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (a) (b)	129,000,000	132,240,314
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.78%), 4.99%, 12/3/2028 (a) (b)	59,500,000	59,810,373
ANZ New Zealand Int'l Ltd. (New Zealand) 1.25%, 6/22/2026 (a)	3,555,000	3,415,724
Australia & New Zealand Banking Group Ltd. (Australia)
5.38%, 7/3/2025	72,769,000	72,983,257
(SOFR + 0.56%), 4.93%, 3/18/2026 (a) (b)	132,670,000	133,091,360
5.00%, 3/18/2026	2,000,000	2,013,920
Banco Bilbao Vizcaya Argentaria SA (Spain)
1.13%, 9/18/2025	56,000,000	54,964,122
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 5.86%, 9/14/2026 (b)	28,951,000	29,118,748
Banco Santander SA (Spain)
3.50%, 3/24/2025	15,000	14,990
2.75%, 5/28/2025	93,000	92,558
5.15%, 8/18/2025	134,000	134,170
1.85%, 3/25/2026 (c)	31,452,000	30,532,150
5.29%, 8/18/2027	25,000,000	25,304,049
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.53%, 11/7/2027 (b)	2,600,000	2,677,347
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 5.55%, 3/14/2028 (b)	32,600,000	33,068,460
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	191

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Bank of America Corp.
(SOFR + 1.33%), 3.38%, 4/2/2026 (b)	3,149,000	3,145,713
(SOFR + 1.75%), 4.83%, 7/22/2026 (b)	2,000,000	2,000,852
(SOFR + 1.01%), 1.20%, 10/24/2026 (b)	64,748,000	63,372,278
(SOFR + 1.29%), 5.08%, 1/20/2027 (b)	95,500,000	95,900,180
Series FIX, (SOFR + 0.83%), 4.98%, 1/24/2029 (b)	98,000,000	98,868,647
Bank of America NA
(SOFR + 0.78%), 5.13%, 8/18/2025 (b)	5,320,000	5,331,449
5.53%, 8/18/2026	3,000,000	3,048,961
Bank of Montreal (Canada)
3.70%, 6/7/2025	3,000,000	2,991,564
5.92%, 9/25/2025	1,435,000	1,445,701
5.30%, 6/5/2026	69,200,000	69,923,815
1.25%, 9/15/2026	1,937,000	1,847,392
(SOFR + 0.43%), 4.59%, 12/11/2026 (b)	157,095,000	157,261,486
5.27%, 12/11/2026	500,000	507,369
(SOFRINDX + 1.16%), 5.53%, 12/11/2026 (b)	60,331,000	60,952,557
Series f2f, (SOFR + 0.88%), 4.57%, 9/10/2027 (b)	77,330,000	77,350,245
Bank of New Zealand (New Zealand) 4.85%, 2/7/2028 (a)	65,500,000	66,277,490
Bank of Nova Scotia (The) (Canada)
3.45%, 4/11/2025	1,983,000	1,980,570
1.30%, 6/11/2025 (c)	22,760,000	22,547,094
5.45%, 6/12/2025	106,590,000	106,819,809
4.75%, 2/2/2026	68,362,000	68,500,243
1.05%, 3/2/2026	3,000,000	2,902,548
1.35%, 6/24/2026	8,577,000	8,249,289
1.30%, 9/15/2026	3,000,000	2,862,801
5.35%, 12/7/2026	5,696,000	5,782,883
(SOFR + 1.00%), 4.40%, 9/8/2028 (b)	67,856,000	67,465,704
Banque Federative du Credit Mutuel SA (France)
4.94%, 1/26/2026 (a)	85,390,000	85,730,489
5.90%, 7/13/2026 (a)	98,402,000	100,090,227
5.09%, 1/23/2027 (a)	19,989,000	20,140,060
Barclays plc (United Kingdom)
4.38%, 1/12/2026	45,994,000	45,860,808
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
(SOFR + 2.71%), 2.85%, 5/7/2026 (b)	77,269,000	77,008,159
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 5.30%, 8/9/2026 (b)	65,273,000	65,450,210
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.05%), 7.33%, 11/2/2026 (b)	24,091,000	24,489,463
(SOFR + 2.21%), 5.83%, 5/9/2027 (b)	68,223,000	69,087,707
(SOFR + 1.34%), 4.84%, 9/10/2028 (b)	34,613,000	34,609,311
BNP Paribas SA (France)
(SOFR + 2.07%), 2.22%, 6/9/2026 (a) (b)	1,000,000	992,991
(SOFR + 1.00%), 1.32%, 1/13/2027 (a) (b)	53,663,000	52,162,452
(SOFR + 0.91%), 1.68%, 6/30/2027 (a) (b)	9,603,000	9,240,525
BPCE SA (France)
(SOFR + 0.96%), 5.32%, 9/25/2025 (a) (b)	113,486,000	113,916,149
1.00%, 1/20/2026 (a)	500,000	485,083
5.10%, 1/26/2026 (a)	67,344,000	67,603,188
5.20%, 1/18/2027 (a) (c)	8,177,000	8,270,953
4.75%, 7/19/2027 (a)	6,330,000	6,364,552
Canadian Imperial Bank of Commerce (Canada)
(SOFRINDX + 0.94%), 5.31%, 4/7/2025 (b)	95,598,000	95,668,169
5.14%, 4/28/2025	88,414,000	88,490,197
3.95%, 8/4/2025	1,637,000	1,632,679
1.25%, 6/22/2026	3,000,000	2,880,113
5.93%, 10/2/2026	13,413,000	13,710,740
5.24%, 6/28/2027	20,794,000	21,114,097
(SOFR + 0.93%), 4.51%, 9/11/2027 (b)	73,048,000	72,984,097
(SOFR + 0.72%), 4.86%, 1/13/2028 (b)	107,829,000	108,257,592
Citibank NA
(SOFRINDX + 0.59%), 4.94%, 4/30/2026 (b)	19,329,000	19,387,003
4.93%, 8/6/2026	20,508,000	20,654,395
(SOFR + 0.71%), 4.88%, 11/19/2027 (b)	117,750,000	118,325,089
Citigroup, Inc.
3.70%, 1/12/2026	2,045,000	2,029,923
SEE NOTES TO FINANCIAL STATEMENTS.

192	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.53%), 3.29%, 3/17/2026 (b)	10,796,000	10,790,022
(SOFR + 2.84%), 3.11%, 4/8/2026 (b)	4,000,000	3,993,092
(3-MONTH CME TERM SOFR + 1.51%), 5.82%, 7/1/2026 (b)	23,987,000	24,079,593
(SOFR + 1.55%), 5.61%, 9/29/2026 (b)	41,284,000	41,516,424
3.20%, 10/21/2026	20,419,000	19,988,865
(SOFR + 0.77%), 1.12%, 1/28/2027 (b)	76,884,000	74,476,816
Commonwealth Bank of Australia (Australia)
(SOFR + 0.74%), 5.12%, 3/14/2025 (a) (b)	11,628,000	11,630,326
4.93%, 12/9/2025 (a)	42,188,000	42,303,540
5.32%, 3/13/2026	2,000,000	2,020,186
2.63%, 9/6/2026 (a) (c)	3,000,000	2,931,484
4.58%, 11/27/2026	44,001,000	44,241,066
Cooperatieve Rabobank UA (Netherlands)
3.38%, 5/21/2025	19,579,000	19,529,448
4.33%, 8/28/2026	2,000,000	2,002,010
5.50%, 10/5/2026	2,000,000	2,038,992
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%), 1.11%, 2/24/2027 (a) (b)	15,287,000	14,778,143
Credit Agricole SA (France)
(SOFR + 1.68%), 1.91%, 6/16/2026 (a) (b)	32,225,000	31,964,605
5.59%, 7/5/2026 (a)	66,257,000	67,238,597
(SOFR + 1.21%), 4.63%, 9/11/2028 (a) (b)	37,124,000	36,963,001
(SOFR + 1.13%), 5.23%, 1/9/2029 (a) (b)	73,500,000	74,376,171
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 1.62%, 9/11/2026 (a) (b)	20,005,000	19,698,041
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.18%), 6.26%, 9/22/2026 (a) (b)	29,407,000	29,659,698
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.95%), 5.43%, 3/1/2028 (a) (b)	6,000,000	6,098,475
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
DNB Bank ASA (Norway)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.13%, 9/16/2026 (a) (b)	9,184,000	9,020,414
(SOFRINDX + 1.95%), 5.90%, 10/9/2026 (a) (b)	42,180,000	42,492,613
Fifth Third Bancorp 2.55%, 5/5/2027	6,723,000	6,440,408
Fifth Third Bank, Inc. 3.95%, 7/28/2025	9,589,000	9,566,833
HSBC Holdings plc (United Kingdom)
(SOFR + 1.54%), 1.65%, 4/18/2026 (b)	98,562,000	98,158,450
(SOFR + 1.93%), 2.10%, 6/4/2026 (b)	20,123,000	19,989,807
(3-MONTH CME TERM SOFR + 1.61%), 4.29%, 9/12/2026 (b)	62,374,000	62,227,351
(SOFR + 1.04%), 5.13%, 11/19/2028 (b)	31,556,000	31,799,186
HSBC USA, Inc. 5.63%, 3/17/2025	1,560,000	1,560,410
Huntington Bancshares, Inc. 4.00%, 5/15/2025	6,840,000	6,827,523
ING Groep NV (Netherlands)
4.63%, 1/6/2026 (a)	52,629,000	52,668,389
(SOFR + 1.64%), 3.87%, 3/28/2026 (b)	41,446,000	41,411,449
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.40%, 7/1/2026 (a) (b)	6,799,000	6,726,382
(SOFR + 1.56%), 6.08%, 9/11/2027 (b)	55,500,000	56,670,920
KeyBank NA
3.30%, 6/1/2025	4,545,000	4,526,828
4.15%, 8/8/2025	39,320,000	39,222,827
4.70%, 1/26/2026	46,558,000	46,583,132
KeyCorp 4.15%, 10/29/2025	25,914,000	25,813,679
Lloyds Banking Group plc (United Kingdom)
4.45%, 5/8/2025	71,056,000	71,010,721
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.51%, 3/18/2026 (b)	10,600,000	10,595,046
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 4.72%, 8/11/2026 (b)	18,000,000	18,001,198
3.75%, 1/11/2027	1,905,000	1,876,579
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (b)	18,503,000	17,847,883
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	193

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.46%, 1/5/2028 (b)	68,732,000	69,623,883
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 5.09%, 11/26/2028 (b)	29,220,000	29,428,772
M&T Bank Corp. (SOFR + 0.93%), 4.83%, 1/16/2029 (b) (c)	39,078,000	39,142,782
Manufacturers & Traders Trust Co. 4.65%, 1/27/2026	30,021,000	30,004,662
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.78%, 3/2/2025	37,000,000	37,000,000
1.41%, 7/17/2025	38,127,000	37,678,805
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.13%), 3.84%, 4/17/2026 (b) (c)	12,537,000	12,519,657
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (b)	83,918,000	80,549,104
Mizuho Financial Group, Inc. (Japan)
3.48%, 4/12/2026 (a) (c)	14,215,000	14,063,688
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 2.65%, 5/22/2026 (b)	4,640,000	4,619,383
(3-MONTH CME TERM SOFR + 1.09%), 2.23%, 5/25/2026 (b)	20,718,000	20,608,327
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.55%, 7/9/2027 (b)	30,800,000	29,566,769
Morgan Stanley Bank NA
4.75%, 4/21/2026	2,000,000	2,007,284
5.88%, 10/30/2026	8,121,000	8,307,435
(SOFR + 1.08%), 4.95%, 1/14/2028 (b)	23,062,000	23,208,229
(SOFR + 0.93%), 4.97%, 7/14/2028 (b)	26,973,000	27,194,122
(SOFR + 0.91%), 5.02%, 1/12/2029 (b)	57,306,000	57,843,883
National Australia Bank Ltd. (Australia)
4.75%, 12/10/2025	27,294,000	27,368,575
(SOFR + 0.65%), 5.03%, 12/10/2025 (a) (b)	44,601,000	44,741,793
3.38%, 1/14/2026	2,000,000	1,984,448
(SOFR + 0.55%), 4.90%, 1/29/2026 (a) (b)	104,000,000	104,225,187
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
National Bank of Canada (Canada)
(SOFR + 0.56%), 4.70%, 3/5/2027 (b)	193,832,000	194,050,439
(SOFRINDX + 0.90%), 5.26%, 3/25/2027 (b)	120,076,000	120,375,120
(SOFR + 1.04%), 5.60%, 7/2/2027 (b)	27,761,000	28,114,729
NatWest Group plc (United Kingdom)
4.80%, 4/5/2026	12,245,000	12,282,941
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 5.85%, 3/2/2027 (b)	84,258,000	85,284,622
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.64%, 6/14/2027 (b)	3,500,000	3,369,500
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 5.58%, 3/1/2028 (b)	49,926,000	50,759,982
NatWest Markets plc (United Kingdom) 1.60%, 9/29/2026 (a)	7,131,000	6,815,752
PNC Bank NA (SOFR + 0.50%), 4.78%, 1/15/2027 (b)	144,871,000	145,154,730
PNC Financial Services Group, Inc. (The)
(SOFR + 1.32%), 5.81%, 6/12/2026 (b)	29,977,000	30,059,907
(SOFRINDX + 1.09%), 4.76%, 1/26/2027 (b)	106,313,000	106,402,083
Royal Bank of Canada (Canada)
3.38%, 4/14/2025	2,020,000	2,016,934
5.20%, 7/20/2026	2,000,000	2,023,405
(SOFRINDX + 0.46%), 4.81%, 8/3/2026 (b)	184,918,000	184,940,190
4.88%, 1/19/2027	17,063,000	17,210,033
(SOFR + 0.83%), 4.97%, 1/24/2029 (b)	98,000,000	98,934,712
Santander Holdings USA, Inc. 3.45%, 6/2/2025	11,857,000	11,813,678
Santander UK Group Holdings plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (b)	137,653,000	135,615,203
(SOFR + 2.75%), 6.83%, 11/21/2026 (b)	9,644,000	9,778,887
Skandinaviska Enskilda Banken AB (Sweden) 1.20%, 9/9/2026 (a)	3,000,000	2,862,502
SEE NOTES TO FINANCIAL STATEMENTS.

194	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Societe Generale SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (a) (b)	7,500,000	7,310,472
5.25%, 2/19/2027 (a)	82,217,000	82,724,048
(SOFR + 1.10%), 5.44%, 2/19/2027 (a) (b)	27,638,000	27,773,979
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (a) (b)	23,000,000	22,116,822
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.52%, 1/19/2028 (a) (b)	102,500,000	103,479,592
Standard Chartered Bank (United Kingdom) 4.85%, 12/3/2027	71,066,000	71,503,767
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 3.97%, 3/30/2026 (a) (b)	5,000,000	4,995,350
(SOFR + 1.74%), 6.11%, 3/30/2026 (a) (b)	10,609,000	10,619,198
4.05%, 4/12/2026 (a)	28,840,000	28,668,979
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 6.17%, 1/9/2027 (a) (b) (c)	27,420,000	27,736,427
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.46%, 1/14/2027 (a) (b)	14,000,000	13,619,760
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.85%), 6.19%, 7/6/2027 (a) (b)	48,000,000	48,855,840
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.55%, 1/21/2029 (a) (b)	33,333,000	33,872,495
Sumitomo Mitsui Financial Group, Inc. (Japan)
1.47%, 7/8/2025	1,005,000	994,211
0.95%, 1/12/2026	24,389,000	23,679,704
5.46%, 1/13/2026	52,209,000	52,636,160
2.63%, 7/14/2026	20,680,000	20,181,444
1.40%, 9/17/2026	13,000,000	12,411,350
3.01%, 10/19/2026	13,610,000	13,304,356
Sumitomo Mitsui Trust Bank Ltd. (Japan)
1.05%, 9/12/2025 (a)	2,000,000	1,963,609
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
5.65%, 3/9/2026 (a)	21,516,000	21,759,765
5.20%, 3/7/2027 (a)	14,607,000	14,804,150
4.45%, 9/10/2027 (a)	44,800,000	44,780,851
Svenska Handelsbanken AB (Sweden) 5.25%, 6/15/2026 (a) (c)	109,095,000	110,324,543
Toronto-Dominion Bank (The) (Canada)
3.77%, 6/6/2025	2,019,000	2,014,452
(SOFR + 0.48%), 4.84%, 10/10/2025 (b)	111,929,000	112,091,818
0.75%, 1/6/2026	2,525,000	2,446,218
5.10%, 1/9/2026	5,295,000	5,321,019
1.20%, 6/3/2026	9,406,000	9,042,992
5.53%, 7/17/2026	20,483,000	20,776,362
5.26%, 12/11/2026	845,000	856,759
4.57%, 12/17/2026	40,342,000	40,397,940
Truist Financial Corp.
4.00%, 5/1/2025	54,739,000	54,665,956
1.20%, 8/5/2025	6,524,000	6,429,401
(SOFR + 1.46%), 4.26%, 7/28/2026 (b) (c)	6,795,000	6,784,007
(SOFR + 1.63%), 5.90%, 10/28/2026 (b)	10,454,000	10,534,278
US Bancorp
Series V, 2.38%, 7/22/2026	2,000,000	1,947,093
(SOFR + 1.43%), 5.73%, 10/21/2026 (b)	46,229,000	46,533,718
US Bank NA (SOFR + 0.69%), 4.51%, 10/22/2027 (b)	93,759,000	93,644,726
Wells Fargo & Co.
(SOFR + 1.32%), 3.91%, 4/25/2026 (b)	25,500,000	25,468,387
(SOFR + 2.00%), 2.19%, 4/30/2026 (b)	10,656,000	10,612,879
(SOFR + 1.56%), 4.54%, 8/15/2026 (b)	3,500,000	3,497,311
Series W, (SOFR + 0.78%), 4.90%, 1/24/2028 (b)	61,652,000	61,962,963
Wells Fargo Bank NA
4.81%, 1/15/2026	71,583,000	71,818,914
(SOFR + 1.07%), 5.44%, 12/11/2026 (b)	12,194,000	12,340,574
Westpac Banking Corp. (Australia)
(SOFR + 0.55%), 4.90%, 1/29/2026 (a) (b)	103,539,000	103,745,147
5.20%, 4/16/2026	2,000,000	2,020,560
2.85%, 5/13/2026	2,000,000	1,966,876
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	195

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
1.15%, 6/3/2026	3,000,000	2,888,196
4.60%, 10/20/2026	40,646,000	40,879,773
Westpac New Zealand Ltd. (New Zealand)
5.13%, 2/26/2027 (a)	22,513,000	22,791,532
4.90%, 2/15/2028 (a)	30,500,000	30,855,078
		7,740,795,164
Beverages — 0.3%
Constellation Brands, Inc.
4.40%, 11/15/2025	188,000	187,712
3.70%, 12/6/2026	3,441,000	3,394,922
Diageo Capital plc (United Kingdom)
1.38%, 9/29/2025	687,000	674,855
5.20%, 10/24/2025	5,570,000	5,596,302
Keurig Dr. Pepper, Inc. 3.40%, 11/15/2025	9,380,000	9,311,229
Pernod Ricard SA (France) 3.25%, 6/8/2026 (a)	69,144,000	68,112,876
		87,277,896
Biotechnology — 1.0%
AbbVie, Inc.
3.80%, 3/15/2025	102,864,000	102,822,661
3.60%, 5/14/2025	64,075,000	63,919,814
2.95%, 11/21/2026	500,000	488,496
Amgen, Inc.
5.25%, 3/2/2025	92,163,000	92,163,000
3.13%, 5/1/2025	35,207,000	35,116,751
2.60%, 8/19/2026	4,631,000	4,512,097
Biogen, Inc. 4.05%, 9/15/2025	1,970,000	1,960,921
		300,983,740
Building Products — 0.1%
CRH SMW Finance DAC 5.13%, 1/9/2030	28,656,000	29,074,993
Johnson Controls International plc 3.90%, 2/14/2026	4,077,000	4,047,732
		33,122,725
Capital Markets — 4.0%
Bank of New York Mellon (The)
(SOFR + 0.45%), 4.82%, 3/13/2026 (b)	17,048,000	17,049,904
(SOFR + 1.07%), 5.15%, 5/22/2026 (b)	4,000,000	4,005,287
Bank of New York Mellon Corp. (The) (SOFR + 1.35%), 4.41%, 7/24/2026 (b)	14,494,000	14,480,047
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Capital Markets — continued
Charles Schwab Corp. (The) 5.88%, 8/24/2026	3,000,000	3,056,175
Goldman Sachs Bank USA
(SOFR + 0.77%), 5.14%, 3/18/2027 (b) (c)	75,019,000	75,181,407
(SOFR + 0.78%), 5.28%, 3/18/2027 (b)	16,451,000	16,565,945
(SOFR + 0.75%), 5.41%, 5/21/2027 (b)	34,893,000	35,272,837
Goldman Sachs Group, Inc. (The)
3.50%, 4/1/2025	71,218,000	71,145,556
3.75%, 2/25/2026	14,456,000	14,354,852
(SOFR + 1.07%), 5.41%, 8/10/2026 (b)	13,838,000	13,876,948
(SOFR + 0.79%), 1.09%, 12/9/2026 (b)	10,106,000	9,831,540
3.85%, 1/26/2027	39,500,000	39,049,190
(SOFR + 0.80%), 1.43%, 3/9/2027 (b)	20,000,000	19,370,384
Intercontinental Exchange, Inc. 3.65%, 5/23/2025	5,000,000	4,990,364
Jefferies Financial Group, Inc.
5.15%, 9/15/2025	102,708,000	102,708,216
5.00%, 2/10/2026	60,105,000	60,223,239
Macquarie Bank Ltd. (Australia) 5.39%, 12/7/2026 (a)	16,507,000	16,805,684
Macquarie Group Ltd. (Australia) (SOFR + 2.21%), 5.11%, 8/9/2026 (a) (b)	62,095,000	62,201,548
Morgan Stanley
(SOFR + 1.99%), 2.19%, 4/28/2026 (b)	4,068,000	4,052,132
(SOFR + 1.67%), 4.68%, 7/17/2026 (b)	5,197,000	5,195,788
(SOFR + 1.77%), 6.14%, 10/16/2026 (b)	4,355,000	4,396,607
(SOFR + 0.72%), 0.99%, 12/10/2026 (b)	78,614,000	76,436,000
(SOFR + 1.30%), 5.05%, 1/28/2027 (b)	48,718,000	48,918,633
Nomura Holdings, Inc. (Japan)
5.10%, 7/3/2025	17,252,000	17,266,574
1.85%, 7/16/2025	24,482,000	24,222,564
5.71%, 1/9/2026	2,000,000	2,016,828
State Street Bank & Trust Co. 4.59%, 11/25/2026	62,407,000	62,772,400
SEE NOTES TO FINANCIAL STATEMENTS.

196	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
State Street Corp.
(SOFR + 2.60%), 2.90%, 3/30/2026 (b)	5,163,000	5,155,601
(SOFR + 1.13%), 5.10%, 5/18/2026 (b)	20,434,000	20,458,433
5.27%, 8/3/2026	3,000,000	3,036,661
(SOFR + 1.02%), 4.53%, 2/20/2029 (b)	8,909,000	8,910,054
UBS AG (Switzerland)
(SOFR + 0.93%), 5.30%, 9/11/2025 (b)	70,430,000	70,708,198
5.80%, 9/11/2025	4,183,000	4,211,766
1.25%, 6/1/2026	2,000,000	1,924,610
1.25%, 8/7/2026	2,620,000	2,507,985
UBS Group AG (Switzerland)
3.75%, 3/26/2025	72,708,000	72,666,155
4.13%, 9/24/2025 (a)	2,936,000	2,927,557
4.13%, 4/15/2026 (a)	32,378,000	32,245,873
4.55%, 4/17/2026	3,199,000	3,201,039
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 4.49%, 5/12/2026 (a) (b)	46,226,000	46,205,592
(SOFR + 2.04%), 2.19%, 6/5/2026 (a) (b)	50,222,000	49,900,883
(SOFR + 3.34%), 6.37%, 7/15/2026 (a) (b)	22,000,000	22,133,467
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 5.71%, 1/12/2027 (a) (b)	17,000,000	17,152,916
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 1.36%, 1/30/2027 (a) (b)	18,708,000	18,170,056
(SOFRINDX + 0.98%), 1.31%, 2/2/2027 (a) (b)	20,114,000	19,508,468
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.49%, 8/10/2027 (a) (b)	5,000,000	4,780,326
		1,231,252,289
Chemicals — 0.3%
Chevron Phillips Chemical Co. LLC 3.40%, 12/1/2026 (a)	8,320,000	8,177,377
DuPont de Nemours, Inc. 4.49%, 11/15/2025	3,120,000	3,115,270
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Chemicals — continued
Eastman Chemical Co. 3.80%, 3/15/2025	1,043,000	1,041,785
Ecolab, Inc. 2.70%, 11/1/2026	2,172,000	2,116,959
EIDP, Inc. 4.50%, 5/15/2026	2,000,000	2,001,156
Nutrien Ltd. (Canada)
3.00%, 4/1/2025	26,346,000	26,288,546
5.95%, 11/7/2025	9,660,000	9,740,689
PPG Industries, Inc. 1.20%, 3/15/2026	770,000	743,901
Westlake Corp. 3.60%, 8/15/2026	48,192,000	47,538,285
		100,763,968
Commercial Services & Supplies — 0.5%
Element Fleet Management Corp. (Canada)
6.27%, 6/26/2026 (a)	74,601,000	76,026,698
5.64%, 3/13/2027 (a)	59,831,000	60,886,665
Republic Services, Inc. 0.88%, 11/15/2025	4,790,000	4,666,220
		141,579,583
Consumer Finance — 3.5%
AerCap Ireland Capital DAC (Ireland)
6.50%, 7/15/2025	41,419,000	41,608,650
4.45%, 10/1/2025	39,487,000	39,419,431
1.75%, 1/30/2026	30,544,000	29,780,406
2.45%, 10/29/2026	16,360,000	15,775,680
4.88%, 4/1/2028	66,211,000	66,484,599
American Express Co.
3.95%, 8/1/2025	61,374,000	61,213,341
4.90%, 2/13/2026	2,000,000	2,007,293
(SOFR + 1.00%), 4.99%, 5/1/2026 (b)	91,972,000	92,006,477
3.13%, 5/20/2026	2,976,000	2,932,492
(SOFR + 1.33%), 6.34%, 10/30/2026 (b)	1,300,000	1,314,731
(SOFR + 1.00%), 5.10%, 2/16/2028 (b)	13,100,000	13,246,884
(SOFR + 0.93%), 5.04%, 7/26/2028 (b)	27,600,000	27,906,406
American Honda Finance Corp.
Series A, 4.60%, 4/17/2025	17,885,000	17,881,263
(SOFRINDX + 0.78%), 5.13%, 4/23/2025 (b)	8,400,000	8,407,049
5.00%, 5/23/2025	134,270,000	134,332,623
(SOFR + 0.50%), 4.86%, 10/10/2025 (b)	64,803,000	64,854,417
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2026 (a)	3,698,000	3,712,200
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	197

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Finance — continued
2.13%, 2/21/2026 (a)	6,613,000	6,434,780
4.38%, 5/1/2026 (a)	7,854,000	7,803,185
2.53%, 11/18/2027 (a)	5,542,000	5,182,934
4.95%, 1/15/2028 (a)	48,876,000	48,695,647
Capital One Financial Corp.
4.25%, 4/30/2025	8,988,000	8,979,770
(SOFR + 1.29%), 2.64%, 3/3/2026 (b)	73,294,000	73,294,000
(SOFR + 2.16%), 4.99%, 7/24/2026 (b)	26,586,000	26,619,046
(SOFR + 0.86%), 1.88%, 11/2/2027 (b)	21,514,000	20,517,045
Caterpillar Financial Services Corp. 4.45%, 10/16/2026	36,349,000	36,473,743
General Motors Financial Co., Inc.
6.05%, 10/10/2025	15,081,000	15,188,792
1.25%, 1/8/2026	50,515,000	49,033,328
5.40%, 4/6/2026	3,000,000	3,017,633
1.50%, 6/10/2026	774,000	742,730
John Deere Capital Corp. (SOFR + 0.50%), 4.86%, 7/3/2025 (b) (c)	36,599,000	36,638,406
Toyota Motor Credit Corp.
(SOFR + 0.35%), 4.68%, 4/14/2025 (b)	27,940,000	27,943,150
(SOFR + 0.65%), 5.02%, 1/5/2026 (b)	68,000,000	68,182,053
(SOFR + 0.77%), 5.11%, 8/7/2026 (b)	33,926,000	34,158,529
		1,091,788,713
Consumer Staples Distribution & Retail — 0.2%
Dollar General Corp. 3.88%, 4/15/2027	19,000	18,697
Kroger Co. (The) 2.65%, 10/15/2026	7,172,000	6,962,607
Sysco Corp. 3.75%, 10/1/2025	61,866,000	61,555,406
		68,536,710
Containers & Packaging — 0.1%
Brambles USA, Inc. (Australia) 4.13%, 10/23/2025 (a)	400,000	398,031
Sonoco Products Co. 4.45%, 9/1/2026	20,337,000	20,275,266
		20,673,297
Diversified Telecommunication Services — 0.2%
AT&T, Inc.
3.88%, 1/15/2026	2,145,000	2,133,280
7.13%, 3/15/2026	9,695,000	9,904,881
1.70%, 3/25/2026	21,429,000	20,794,747
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Diversified Telecommunication Services — continued
2.95%, 7/15/2026	3,000,000	2,939,041
Deutsche Telekom International Finance BV (Germany) 3.60%, 1/19/2027 (a)	3,638,000	3,573,375
NBN Co. Ltd. (Australia) 4.00%, 10/1/2027 (a)	15,656,000	15,485,017
Telstra Corp. Ltd. (Australia) 3.13%, 4/7/2025 (a)	14,950,000	14,925,131
Verizon Communications, Inc. 0.85%, 11/20/2025	2,347,000	2,288,458
		72,043,930
Electric Utilities — 2.1%
American Electric Power Co., Inc. Series N, 1.00%, 11/1/2025	3,241,000	3,163,006
Arizona Public Service Co.
3.15%, 5/15/2025	3,076,000	3,064,558
2.55%, 9/15/2026	5,170,000	5,003,429
Duke Energy Corp.
0.90%, 9/15/2025	28,833,000	28,253,775
5.00%, 12/8/2025	1,004,000	1,006,874
2.65%, 9/1/2026	2,747,000	2,674,905
4.85%, 1/5/2027	76,842,000	77,399,951
Enel Finance International NV (Italy)
4.50%, 6/15/2025 (a) (d)	14,133,000	14,111,766
7.05%, 10/14/2025 (a) (d)	27,022,000	27,324,542
1.63%, 7/12/2026 (a) (d)	5,005,000	4,810,352
Entergy Corp.
0.90%, 9/15/2025	20,230,000	19,820,266
2.95%, 9/1/2026	2,699,000	2,636,214
Eversource Energy
3.35%, 3/15/2026	2,000,000	1,965,749
5.00%, 1/1/2027	12,766,000	12,853,679
Exelon Corp.
3.95%, 6/15/2025	56,891,000	56,721,218
3.40%, 4/15/2026	6,956,000	6,872,409
Georgia Power Co. (SOFRINDX + 0.75%), 5.10%, 5/8/2025 (b)	47,686,000	47,740,362
Interstate Power and Light Co. 3.40%, 8/15/2025	564,000	560,495
ITC Holdings Corp. 3.25%, 6/30/2026	1,165,000	1,143,576
NextEra Energy Capital Holdings, Inc.
6.05%, 3/1/2025	19,458,000	19,458,000
5.75%, 9/1/2025	86,783,000	87,189,296
4.95%, 1/29/2026	101,615,000	101,982,798
4.85%, 2/4/2028	48,322,000	48,752,819
SEE NOTES TO FINANCIAL STATEMENTS.

198	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
Pinnacle West Capital Corp. 1.30%, 6/15/2025	190,000	188,060
PPL Capital Funding, Inc. 3.10%, 5/15/2026	2,308,000	2,268,141
Southwestern Electric Power Co.
Series N, 1.65%, 3/15/2026	1,562,000	1,514,335
Series K, 2.75%, 10/1/2026	2,460,000	2,391,241
Virginia Power Fuel Securitization LLC Series A-1, 5.09%, 5/1/2027	38,795,413	39,054,108
Xcel Energy, Inc. 3.30%, 6/1/2025	14,518,000	14,454,033
		634,379,957
Electronic Equipment, Instruments & Components — 0.0% ^
Jabil, Inc. 1.70%, 4/15/2026	300,000	290,159
TD SYNNEX Corp. 1.75%, 8/9/2026	2,859,000	2,741,413
Tyco Electronics Group SA (Switzerland) 4.50%, 2/13/2026	2,000,000	2,000,432
		5,032,004
Energy Equipment & Services — 0.0% ^
Schlumberger Holdings Corp. 4.00%, 12/21/2025 (a)	5,937,000	5,910,847
Entertainment — 0.1%
Take-Two Interactive Software, Inc.
3.55%, 4/14/2025	16,897,000	16,870,411
5.00%, 3/28/2026	11,117,000	11,170,025
TWDC Enterprises 18 Corp. 1.85%, 7/30/2026	3,000,000	2,899,414
		30,939,850
Financial Services — 0.5%
Corebridge Financial, Inc. 3.50%, 4/4/2025	64,098,000	64,027,253
Fiserv, Inc.
3.85%, 6/1/2025	5,718,000	5,703,579
3.20%, 7/1/2026	24,446,000	24,009,936
LSEGA Financing plc (United Kingdom) 1.38%, 4/6/2026 (a)	9,889,000	9,560,686
National Rural Utilities Cooperative Finance Corp. (SOFR + 0.70%), 5.04%, 5/7/2025 (b)	38,872,000	38,907,768
Nationwide Building Society (United Kingdom) 1.50%, 10/13/2026 (a)	1,958,000	1,869,003
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Financial Services — continued
NTT Finance Corp. (Japan) 1.16%, 4/3/2026 (a)	1,776,000	1,714,769
Shell International Finance BV 2.88%, 5/10/2026	2,000,000	1,969,287
		147,762,281
Food Products — 0.3%
Bunge Ltd. Finance Corp. 1.63%, 8/17/2025	12,121,000	11,954,910
Conagra Brands, Inc.
4.60%, 11/1/2025	11,850,000	11,844,950
7.13%, 10/1/2026	3,000,000	3,115,552
Danone SA (France) 2.95%, 11/2/2026 (a)	10,041,000	9,792,181
General Mills, Inc.
4.00%, 4/17/2025	1,271,000	1,269,472
4.70%, 1/30/2027	9,335,000	9,378,252
McCormick & Co., Inc.
3.25%, 11/15/2025	3,282,000	3,247,260
0.90%, 2/15/2026	12,000,000	11,589,728
Mead Johnson Nutrition Co. (United Kingdom) 4.13%, 11/15/2025	14,292,000	14,244,448
Mondelez International Holdings Netherlands BV 4.25%, 9/15/2025 (a)	1,500,000	1,495,244
Mondelez International, Inc. 1.50%, 5/4/2025	2,043,000	2,031,453
The Campbell's Co.
3.95%, 3/15/2025	7,004,000	6,999,666
3.30%, 3/19/2025	1,695,000	1,693,745
Tyson Foods, Inc. 4.00%, 3/1/2026	4,004,000	3,981,849
		92,638,710
Ground Transportation — 0.5%
Canadian National Railway Co. (Canada) 2.75%, 3/1/2026	2,000,000	1,968,057
Canadian Pacific Railway Co. (Canada) 1.75%, 12/2/2026	2,279,000	2,174,560
CSX Corp. 3.35%, 11/1/2025	21,643,000	21,467,642
ERAC USA Finance LLC
3.80%, 11/1/2025 (a)	1,047,000	1,041,599
3.30%, 12/1/2026 (a)	8,535,000	8,358,345
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	8,050,000	7,993,715
Penske Truck Leasing Co. LP
3.95%, 3/10/2025 (a)	13,370,000	13,367,380
1.20%, 11/15/2025 (a)	200,000	195,048
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	199

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Ground Transportation — continued
5.75%, 5/24/2026 (a)	58,644,000	59,335,463
3.40%, 11/15/2026 (a)	14,293,000	13,998,674
5.35%, 1/12/2027 (a)	24,179,000	24,446,105
Union Pacific Corp. 3.75%, 7/15/2025	738,000	735,512
		155,082,100
Health Care Equipment & Supplies — 0.6%
Baxter International, Inc. 2.60%, 8/15/2026	7,547,000	7,344,140
Stryker Corp.
3.38%, 11/1/2025	4,676,000	4,639,536
4.55%, 2/10/2027	59,958,000	60,071,483
Zimmer Biomet Holdings, Inc.
3.05%, 1/15/2026	35,107,000	34,685,971
4.70%, 2/19/2027	81,123,000	81,356,729
		188,097,859
Health Care Providers & Services — 0.9%
Cardinal Health, Inc.
3.75%, 9/15/2025	76,962,000	76,654,755
4.70%, 11/15/2026	33,465,000	33,564,417
3.41%, 6/15/2027	39,784,000	38,795,672
Cencora, Inc. 4.63%, 12/15/2027	14,004,000	14,028,989
Cigna Group (The)
3.25%, 4/15/2025	9,639,000	9,621,216
4.50%, 2/25/2026	4,047,000	4,044,091
1.25%, 3/15/2026	2,663,000	2,574,514
CVS Health Corp.
3.88%, 7/20/2025	27,452,000	27,331,871
5.00%, 2/20/2026	5,792,000	5,805,480
Elevance Health, Inc.
5.35%, 10/15/2025	14,682,000	14,733,248
4.90%, 2/8/2026	13,878,000	13,878,310
1.50%, 3/15/2026	8,955,000	8,684,617
HCA, Inc. 5.00%, 3/1/2028	19,379,000	19,535,883
Humana, Inc. 4.50%, 4/1/2025	16,417,000	16,409,010
Laboratory Corp. of America Holdings 1.55%, 6/1/2026	1,809,000	1,744,507
		287,406,580
Health Care REITs — 0.0% ^
Alexandria Real Estate Equities, Inc.
3.45%, 4/30/2025	7,628,000	7,609,949
3.80%, 4/15/2026	4,760,000	4,719,779
		12,329,728
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Hotels, Restaurants & Leisure — 0.4%
Darden Restaurants, Inc.
3.85%, 5/1/2027	10,000,000	9,820,450
4.35%, 10/15/2027	31,860,000	31,640,658
Expedia Group, Inc. 5.00%, 2/15/2026	8,135,000	8,151,539
Marriott International, Inc.
Series EE, 5.75%, 5/1/2025	12,506,000	12,511,358
3.75%, 10/1/2025 (c)	3,909,000	3,889,954
5.45%, 9/15/2026	44,438,000	45,008,910
Starbucks Corp.
4.75%, 2/15/2026	21,251,000	21,303,949
2.45%, 6/15/2026	3,000,000	2,929,118
		135,255,936
Independent Power and Renewable Electricity Producers — 0.0% ^
AES Corp. (The) 1.38%, 1/15/2026	4,661,000	4,522,603
Southern Power Co. 4.15%, 12/1/2025	4,912,000	4,894,469
		9,417,072
Industrial Conglomerates — 0.0% ^
Honeywell International, Inc. 2.50%, 11/1/2026	2,000,000	1,941,767
Insurance — 5.1%
AEGON Funding Co. LLC (Netherlands) 5.50%, 4/16/2027 (a)	74,400,000	75,200,822
Athene Global Funding
1.45%, 1/8/2026 (a) (c)	535,000	521,214
5.68%, 2/23/2026 (a)	4,710,000	4,761,347
(SOFRINDX + 0.85%), 5.20%, 5/8/2026 (a) (b)	12,860,000	12,907,839
(SOFRINDX + 0.75%), 5.10%, 7/16/2026 (a) (b)	24,818,000	24,811,672
4.86%, 8/27/2026 (a)	225,572,000	226,158,837
4.95%, 1/7/2027 (a)	103,379,000	103,816,430
Brighthouse Financial Global Funding
1.55%, 5/24/2026 (a)	3,406,000	3,277,720
5.55%, 4/9/2027 (a)	62,662,000	63,487,514
CNA Financial Corp. 4.50%, 3/1/2026	6,750,000	6,737,199
CNO Global Funding
4.88%, 12/10/2027 (a)	34,597,000	34,644,223
4.95%, 9/9/2029 (a)	18,367,000	18,442,727
Corebridge Global Funding
5.35%, 6/24/2026 (a) (c)	111,306,000	112,478,960
5.75%, 7/2/2026 (a)	36,554,000	37,135,061
4.65%, 8/20/2027 (a)	98,494,000	98,763,368
Equitable Financial Life Global Funding
1.30%, 7/12/2026 (a)	2,471,000	2,370,603
SEE NOTES TO FINANCIAL STATEMENTS.

200	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Insurance — continued
4.88%, 11/19/2027 (a)	71,152,000	71,526,342
Guardian Life Global Funding 1.10%, 6/23/2025 (a)	1,871,000	1,850,293
Jackson National Life Global Funding
5.60%, 4/10/2026 (a)	74,449,000	75,197,701
5.55%, 7/2/2027 (a)	47,967,000	48,883,678
MassMutual Global Funding II 4.50%, 4/10/2026 (a)	2,000,000	2,005,181
Met Tower Global Funding 4.85%, 1/16/2027 (a)	20,592,000	20,743,034
New York Life Global Funding
(SOFRINDX + 0.58%), 4.93%, 1/16/2026 (a) (b)	134,932,000	135,211,872
5.45%, 9/18/2026 (a)	3,000,000	3,051,188
(SOFR + 0.67%), 5.03%, 4/2/2027 (a) (b)	10,017,000	10,053,581
4.40%, 12/13/2027 (a)	171,160,000	170,951,068
Pacific Life Global Funding II
(SOFRINDX + 0.86%), 5.24%, 6/16/2025 (a) (b)	7,205,000	7,217,217
1.20%, 6/24/2025 (a)	1,500,000	1,483,945
(SOFR + 0.48%), 4.83%, 2/4/2027 (a) (b)	44,739,000	44,785,528
Pricoa Global Funding I 5.55%, 8/28/2026 (a)	3,000,000	3,052,003
Principal Financial Group, Inc. 3.10%, 11/15/2026	1,500,000	1,463,037
Principal Life Global Funding II
1.25%, 6/23/2025 (a)	3,500,000	3,460,272
1.50%, 11/17/2026 (a)	3,052,000	2,903,322
5.00%, 1/16/2027 (a)	9,349,000	9,438,835
Protective Life Global Funding 4.99%, 1/12/2027 (a)	35,834,000	36,147,350
Reliance Standard Life Global Funding II
2.75%, 5/7/2025 (a)	72,080,000	71,777,285
5.24%, 2/2/2026 (a)	21,309,000	21,366,049
		1,568,084,317
IT Services — 0.1%
CGI, Inc. (Canada) 1.45%, 9/14/2026	19,338,000	18,469,087
Machinery — 0.7%
CNH Industrial Capital LLC
5.45%, 10/14/2025	25,570,000	25,684,111
1.88%, 1/15/2026	8,530,000	8,335,001
1.45%, 7/15/2026	1,650,000	1,583,067
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Machinery — continued
Daimler Truck Finance North America LLC (Germany)
3.50%, 4/7/2025 (a)	12,489,000	12,472,778
5.60%, 8/8/2025 (a)	17,943,000	17,996,733
5.15%, 1/16/2026 (a)	11,998,000	12,046,628
2.00%, 12/14/2026 (a)	17,100,000	16,354,456
5.00%, 1/15/2027 (a)	17,392,000	17,505,658
3.65%, 4/7/2027 (a)	1,450,000	1,421,137
4.95%, 1/13/2028 (a)	18,623,000	18,777,202
Dover Corp. 3.15%, 11/15/2025	190,000	187,931
Otis Worldwide Corp. 2.06%, 4/5/2025	59,859,000	59,701,435
Stanley Black & Decker, Inc. 3.40%, 3/1/2026	12,458,000	12,317,677
		204,383,814
Media — 0.0% ^
Cox Communications, Inc. 3.35%, 9/15/2026 (a)	2,515,000	2,467,762
Metals & Mining — 0.1%
Glencore Funding LLC (Australia) 1.63%, 9/1/2025 (a)	21,873,000	21,542,323
POSCO (South Korea) 4.38%, 8/4/2025 (a)	10,479,000	10,461,605
		32,003,928
Multi-Utilities — 0.4%
Dominion Energy, Inc. 3.90%, 10/1/2025	39,033,000	38,872,729
DTE Energy Co.
Series F, 1.05%, 6/1/2025	17,297,000	17,139,656
2.85%, 10/1/2026	5,215,000	5,084,524
WEC Energy Group, Inc.
5.00%, 9/27/2025	17,277,000	17,296,221
4.75%, 1/9/2026	35,196,000	35,223,911
		113,617,041
Oil, Gas & Consumable Fuels — 1.2%
BP Capital Markets America, Inc. 3.80%, 9/21/2025	792,000	788,659
ConocoPhillips Co. 2.40%, 3/7/2025	547,000	546,857
Energy Transfer LP 4.75%, 1/15/2026	59,866,000	59,847,348
Enterprise Products Operating LLC
5.05%, 1/10/2026	2,000,000	2,008,384
4.60%, 1/11/2027	56,064,000	56,287,154
Marathon Petroleum Corp. 4.70%, 5/1/2025	898,000	897,723
MPLX LP
4.88%, 6/1/2025	56,186,000	56,152,059
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	201

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
1.75%, 3/1/2026	13,305,000	12,927,303
ONEOK, Inc.
2.20%, 9/15/2025	22,871,000	22,552,107
5.00%, 3/1/2026	4,435,000	4,446,568
4.25%, 9/24/2027	65,850,000	65,214,698
Phillips 66 3.85%, 4/9/2025	392,000	391,608
Phillips 66 Co. 3.55%, 10/1/2026	5,290,000	5,212,644
Pioneer Natural Resources Co. 5.10%, 3/29/2026	29,294,000	29,514,243
Sabine Pass Liquefaction LLC
5.63%, 3/1/2025	400,000	400,000
5.88%, 6/30/2026	18,821,000	19,011,845
Spectra Energy Partners LP 3.50%, 3/15/2025	3,762,000	3,759,008
Williams Cos., Inc. (The) 4.00%, 9/15/2025	17,339,000	17,274,199
		357,232,407
Paper & Forest Products — 0.0% ^
Georgia-Pacific LLC
1.75%, 9/30/2025 (a)	1,949,000	1,918,215
0.95%, 5/15/2026 (a)	6,897,000	6,615,820
		8,534,035
Personal Care Products — 0.2%
Haleon UK Capital plc 3.13%, 3/24/2025	67,083,000	67,012,307
Pharmaceuticals — 0.1%
Astrazeneca Finance LLC (United Kingdom) 1.20%, 5/28/2026	2,000,000	1,928,140
Bayer US Finance II LLC (Germany) 4.25%, 12/15/2025 (a)	6,140,000	6,108,601
Bristol-Myers Squibb Co. (SOFR + 0.49%), 4.82%, 2/20/2026 (b)	18,646,000	18,707,137
EMD Finance LLC (Germany) 3.25%, 3/19/2025 (a)	3,730,000	3,727,435
Roche Holdings, Inc. 5.27%, 11/13/2026 (a)	500,000	508,043
Zoetis, Inc. 4.50%, 11/13/2025	183,000	182,808
		31,162,164
Retail REITs — 0.1%
Federal Realty OP LP 1.25%, 2/15/2026	31,593,000	30,583,949
Semiconductors & Semiconductor Equipment — 0.7%
Analog Devices, Inc. 3.50%, 12/5/2026	2,000,000	1,972,304
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Semiconductors & Semiconductor Equipment — continued
Broadcom, Inc.
3.15%, 11/15/2025	33,398,000	33,072,900
3.46%, 9/15/2026	40,286,000	39,694,599
4.80%, 4/15/2028	72,284,000	72,767,488
Microchip Technology, Inc. 4.25%, 9/1/2025	26,547,000	26,486,793
NXP BV (China)
2.70%, 5/1/2025	12,538,000	12,483,773
5.35%, 3/1/2026	7,377,000	7,403,705
3.88%, 6/18/2026	12,773,000	12,660,214
		206,541,776
Software — 0.7%
Oracle Corp.
2.50%, 4/1/2025	117,530,000	117,325,009
2.95%, 5/15/2025	1,768,000	1,761,768
5.80%, 11/10/2025	7,865,000	7,930,407
1.65%, 3/25/2026	8,137,000	7,893,851
2.65%, 7/15/2026	3,000,000	2,925,641
4.80%, 8/3/2028	58,807,000	59,316,935
Roper Technologies, Inc.
1.00%, 9/15/2025	2,505,000	2,456,683
3.85%, 12/15/2025	6,436,000	6,406,087
VMware LLC 1.40%, 8/15/2026	3,688,000	3,519,298
		209,535,679
Specialized REITs — 0.3%
American Tower Corp.
2.40%, 3/15/2025	25,650,000	25,602,628
1.30%, 9/15/2025	24,486,000	24,037,469
4.40%, 2/15/2026	9,307,000	9,282,221
1.60%, 4/15/2026	7,221,000	6,990,561
1.45%, 9/15/2026	1,280,000	1,221,630
Crown Castle, Inc.
4.45%, 2/15/2026	13,961,000	13,921,822
1.05%, 7/15/2026	4,807,000	4,573,500
		85,629,831
Specialty Retail — 0.6%
AutoZone, Inc.
3.25%, 4/15/2025	1,643,000	1,639,727
3.63%, 4/15/2025	534,000	533,184
3.13%, 4/21/2026	225,000	221,604
5.05%, 7/15/2026	9,700,000	9,776,285
Home Depot, Inc. (The)
5.10%, 12/24/2025	34,774,000	34,975,507
SEE NOTES TO FINANCIAL STATEMENTS.

202	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Specialty Retail — continued
5.15%, 6/25/2026	63,038,000	63,764,642
Lowe's Cos., Inc.
4.40%, 9/8/2025	13,747,000	13,735,229
3.38%, 9/15/2025	4,230,000	4,203,519
4.80%, 4/1/2026	47,901,000	48,090,188
O'Reilly Automotive, Inc. 5.75%, 11/20/2026	2,081,000	2,121,278
		179,061,163
Technology Hardware, Storage & Peripherals — 0.2%
Dell International LLC
6.02%, 6/15/2026	12,057,000	12,231,103
4.90%, 10/1/2026	6,911,000	6,941,913
Hewlett Packard Enterprise Co. 4.45%, 9/25/2026	58,198,000	58,123,964
		77,296,980
Tobacco — 0.5%
Altria Group, Inc.
2.35%, 5/6/2025	55,352,000	55,107,429
4.40%, 2/14/2026	7,006,000	6,989,385
BAT Capital Corp. (United Kingdom) 3.22%, 9/6/2026	12,000,000	11,755,538
Philip Morris International, Inc.
3.38%, 8/11/2025	5,314,000	5,289,918
5.00%, 11/17/2025	1,176,000	1,180,016
4.88%, 2/13/2026	26,859,000	26,943,064
2.75%, 2/25/2026	31,466,000	30,941,085
0.88%, 5/1/2026	6,632,000	6,368,292
Reynolds American, Inc. (United Kingdom) 4.45%, 6/12/2025	8,220,000	8,213,455
		152,788,182
Trading Companies & Distributors — 0.0% ^
TTX Co. 5.50%, 9/25/2026 (a)	5,705,000	5,790,667
Transportation Infrastructure — 0.0% ^
Sydney Airport Finance Co. Pty. Ltd. (Australia) 3.63%, 4/28/2026 (a)	7,970,000	7,883,559
Water Utilities — 0.0% ^
American Water Capital Corp. 3.40%, 3/1/2025	3,084,000	3,084,000
Wireless Telecommunication Services — 0.4%
T-Mobile USA, Inc.
3.50%, 4/15/2025	88,139,000	88,005,963
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Wireless Telecommunication Services — continued
2.25%, 2/15/2026	22,458,000	21,958,951
2.63%, 4/15/2026	6,757,000	6,620,919
		116,585,833
Total Corporate Bonds (Cost $16,977,894,758)		17,038,228,969
Asset-Backed Securities — 13.7%
Ally Auto Receivables Trust
Series 2024-1, Class A2, 5.32%, 1/15/2027	37,718,440	37,774,131
Series 2022-3, Class A3, 5.07%, 4/15/2027	3,101,707	3,108,953
Series 2022-2, Class A3, 4.76%, 5/17/2027	11,142,425	11,149,073
American Express Credit Account Master Trust
Series 2022-2, Class A, 3.39%, 5/15/2027	79,424,000	79,255,605
Series 2022-3, Class A, 3.75%, 8/15/2027	63,195,000	62,981,553
Series 2022-4, Class A, 4.95%, 10/15/2027	10,400,000	10,435,923
AmeriCredit Automobile Receivables Trust Series 2022-2, Class A3, 4.38%, 4/18/2028	1,691,938	1,690,938
Amur Equipment Finance Receivables LLC Series 2024-2A, Class A2, 5.19%, 7/21/2031 (a)	5,544,020	5,597,855
Apidos CLO (Cayman Islands)
Series 2016-24A, Class A1AL, 5.50%, 10/20/2030 (a) (e)	24,567,259	24,586,053
Series 2019-31A, Class A1R, 5.66%, 4/15/2031 (a) (e)	20,095,997	20,115,510
Series XXXA, Class A1AR, 5.37%, 10/18/2031 (a) (e)	12,182,509	12,203,110
Ares CLO Ltd. (Cayman Islands) Series 2015-4A, Class A1RR, 5.38%, 10/15/2030 (a) (e)	17,055,392	17,061,020
ARI Fleet Lease Trust Series 2023-A, Class A2, 5.41%, 2/17/2032 (a)	3,997,481	4,008,836
Atlas Senior Loan Fund Ltd. (Cayman Islands) Series 2021-18A, Class X, 5.40%, 1/18/2035 (a) (e)	533,333	533,288
BA Credit Card Trust
Series 2022-A1, Class A1, 3.53%, 11/15/2027	7,306,000	7,284,834
Series 2022-A2, Class A2, 5.00%, 4/15/2028	45,812,000	45,995,408
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	203

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Bain Capital Credit CLO (Cayman Islands) Series 2019-1A, Class X, 5.38%, 4/19/2034 (a) (e)	1,500,000	1,499,872
Bain Capital Credit CLO Ltd. (Cayman Islands) Series 2020-3A, Class X, 5.40%, 10/23/2034 (a) (e)	586,667	586,567
Ballyrock CLO Ltd. (Cayman Islands)
Series 2020-2A, Class A1R, 5.56%, 10/20/2031 (a) (e)	16,215,224	16,233,709
Series 2019-1A, Class A1R, 5.59%, 7/15/2032 (a) (e)	39,104,827	39,169,897
Bank of America Auto Trust Series 2023-2A, Class A2, 5.85%, 8/17/2026 (a)	22,921,898	22,979,345
Barings CLO Ltd. (Cayman Islands) Series 2018-4A, Class A1R, 5.45%, 10/15/2030 (a) (e)	68,173,784	68,195,667
BMW Vehicle Lease Trust
Series 2024-1, Class A2A, 5.10%, 7/27/2026	25,416,093	25,470,801
Series 2023-2, Class A3, 5.99%, 9/25/2026	14,126,534	14,217,849
Series 2024-1, Class A3, 4.98%, 3/25/2027	6,845,000	6,886,448
BMW Vehicle Owner Trust Series 2023-A, Class A2A, 5.72%, 4/27/2026	265,849	266,180
Buttermilk Park CLO Ltd. (Cayman Islands) Series 2018-1A, Class A1R, 5.38%, 10/15/2031 (a) (e)	25,863,998	25,897,673
Capital One Multi-Asset Execution Trust Series 2022-A2, Class A, 3.49%, 5/15/2027	70,585,000	70,462,606
Capital One Prime Auto Receivables Trust
Series 2021-1, Class A3, 0.77%, 9/15/2026	2,305,324	2,289,464
Series 2022-2, Class A3, 3.66%, 5/17/2027	2,684,326	2,671,148
Series 2024-1, Class A2A, 4.61%, 10/15/2027	10,047,000	10,051,888
Series 2022-2, Class A4, 3.69%, 12/15/2027	5,715,000	5,664,561
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands) Series 2015-1A, Class AR3, 5.53%, 7/20/2031 (a) (e)	3,468,461	3,475,557
CARLYLE US CLO Ltd. (Cayman Islands) Series 2018-2A, Class A1R, 5.45%, 10/15/2031 (a) (e)	7,715,978	7,725,307
CarVal CLO Ltd. (Cayman Islands)
Series 2018-1A, Class AR, 5.54%, 7/16/2031 (a) (e)	33,907,621	33,977,437
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2019-1A, Class AR2, 5.31%, 4/20/2032 (a) (e)	133,626,457	133,628,194
Series 2019-2A, Class AR2, 5.02%, 7/20/2032 (a) (e)	30,000,000	29,991,210
CCG Receivables Trust
Series 2024-1, Class A2, 4.99%, 3/15/2032 (a)	48,385,000	48,619,154
Series 2023-2, Class A2, 6.28%, 4/14/2032 (a)	8,684,979	8,820,230
Chesapeake Funding LLC (Canada) Series 2023-2A, Class A1, 6.16%, 10/15/2035 (a)	8,604,420	8,729,849
CIFC Funding Ltd. (Cayman Islands) Series 2016-1A, Class AR3, 5.29%, 10/21/2031 (a) (e)	98,800,000	98,800,000
Citibank Credit Card Issuance Trust Series 2023-A2, Class A2, 5.00%, 12/8/2027 (e)	65,328,000	65,426,417
CNH Equipment Trust
Series 2022-A, Class A3, 2.94%, 7/15/2027	3,129,686	3,100,773
Series 2024-A, Class A2, 5.19%, 7/15/2027	14,521,021	14,549,708
Dell Equipment Finance Trust
Series 2023-1, Class A3, 5.65%, 9/22/2028 (a)	6,079,081	6,103,713
Series 2023-2, Class A2, 5.84%, 1/22/2029 (a)	564,327	564,896
Series 2023-3, Class A2, 6.10%, 4/23/2029 (a)	8,818,671	8,841,081
Series 2024-1, Class A2, 5.58%, 3/22/2030 (a)	37,230,978	37,385,964
Series 2024-2, Class A2, 4.69%, 8/22/2030 (a)	46,470,000	46,570,240
Dewolf Park CLO Ltd. Series 2017-1A, Class AR, 5.48%, 10/15/2030 (a) (e)	26,614,815	26,642,628
Discover Card Execution Note Trust
Series 2022-A2, Class A, 3.32%, 5/15/2027	22,552,000	22,504,090
Series 2022-A3, Class A3, 3.56%, 7/15/2027	56,837,000	56,645,408
Series 2023-A1, Class A, 4.31%, 3/15/2028	107,878,000	107,910,180
DLLAD LLC Series 2024-1A, Class A2, 5.50%, 8/20/2027 (a)	23,056,669	23,192,899
Dryden CLO Ltd. (Cayman Islands)
Series 2018-58A, Class A1, 5.56%, 7/17/2031 (a) (e)	5,017,235	5,021,169
SEE NOTES TO FINANCIAL STATEMENTS.

204	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2019-72A, Class ARR, 5.42%, 5/15/2032 (a) (e)	21,500,009	21,544,148
Dryden Senior Loan Fund (Cayman Islands)
Series 2013-30A, Class AR, 5.40%, 11/15/2028 (a) (e)	951,323	952,109
Series 2013-26A, Class AR, 5.46%, 4/15/2029 (a) (e)	2,863,345	2,863,700
Series 2017-49A, Class AR, 5.50%, 7/18/2030 (a) (e)	758,651	759,405
Series 2015-41A, Class AR, 5.53%, 4/15/2031 (a) (e)	2,405,356	2,407,766
Enterprise Fleet Financing LLC
Series 2024-4, Class A2, 4.69%, 7/20/2027 (a)	16,196,000	16,246,473
Series 2022-4, Class A2, 5.76%, 10/22/2029 (a)	14,764,814	14,862,951
Series 2023-3, Class A2, 6.40%, 3/20/2030 (a)	37,088,658	37,750,642
Flatiron CLO Ltd. (Cayman Islands) Series 2018-1A, Class A, 5.51%, 4/17/2031 (a) (e)	3,135,894	3,139,224
Ford Credit Auto Lease Trust
Series 2024-A, Class A3, 5.06%, 5/15/2027	23,633,000	23,733,833
Series 2024-A, Class A4, 5.05%, 6/15/2027	1,601,000	1,613,523
Ford Credit Auto Owner Trust
Series 2023-C, Class A2A, 5.68%, 9/15/2026	9,886,992	9,913,219
Series 2024-C, Class A2A, 4.32%, 8/15/2027	80,176,000	80,093,395
Series 2024-D, Class A2A, 4.59%, 10/15/2027	78,516,000	78,576,913
Series 2023-B, Class A3, 5.23%, 5/15/2028	15,107,000	15,222,765
Series 2021-1, Class A, 1.37%, 10/17/2033 (a)	113,195,000	109,332,854
Series 2021-2, Class A, 1.53%, 5/15/2034 (a)	92,543,000	88,153,038
Galaxy CLO Ltd. (Cayman Islands)
Series 2013-15A, Class ARR, 5.53%, 10/15/2030 (a) (e)	5,548,845	5,553,245
Series 2015-20A, Class AR, 5.55%, 4/20/2031 (a) (e)	8,107,728	8,117,400
Series 2018-28A, Class A1, 5.66%, 7/15/2031 (a) (e)	6,865,684	6,866,350
Series 2018-26A, Class AR, 5.50%, 11/22/2031 (a) (e)	23,407,212	23,401,056
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2016-22A, Class XRR, 5.47%, 4/16/2034 (a) (e)	1,052,632	1,052,540
GM Financial Automobile Leasing Trust
Series 2024-2, Class A2A, 5.43%, 9/21/2026	58,918,106	59,190,862
Series 2023-3, Class A3, 5.38%, 11/20/2026	11,274,000	11,314,790
Series 2024-1, Class A3, 5.09%, 3/22/2027	11,255,000	11,315,292
GM Financial Consumer Automobile Receivables Trust
Series 2023-3, Class A2A, 5.74%, 9/16/2026	6,523,384	6,532,817
Series 2024-1, Class A2A, 5.12%, 2/16/2027	16,673,561	16,704,027
Series 2024-2, Class A2A, 5.33%, 3/16/2027	16,633,304	16,682,942
Series 2024-3, Class A2A, 5.35%, 6/16/2027	665,116	667,784
Series 2025-1, Class A2A, 4.44%, 1/18/2028	32,705,000	32,724,159
Series 2023-3, Class A3, 5.45%, 6/16/2028	8,462,000	8,537,077
Greenwood Park CLO Ltd.
Series 2018-1A, Class A2, 5.57%, 4/15/2031 (a) (e)	1,354,014	1,355,455
Series 2018-1A, Class A1, 5.59%, 4/15/2031 (a) (e)	811,954	812,495
Hyundai Auto Lease Securitization Trust
Series 2023-B, Class A3, 5.15%, 6/15/2026 (a)	8,226,002	8,238,142
Series 2023-C, Class A3, 5.80%, 12/15/2026 (a)	34,720,000	34,963,050
Series 2023-B, Class A4, 5.17%, 4/15/2027 (a)	18,472,000	18,530,455
Series 2024-B, Class A3, 5.41%, 5/17/2027 (a)	8,773,000	8,871,335
Hyundai Auto Receivables Trust
Series 2023-B, Class A2A, 5.77%, 5/15/2026	8,269,319	8,280,485
Series 2023-A, Class A3, 4.58%, 4/15/2027	41,146,587	41,166,490
Series 2024-A, Class A2A, 5.29%, 4/15/2027	17,385,128	17,440,851
Series 2021-A, Class A4, 0.62%, 5/17/2027	2,110,091	2,103,695
Series 2024-B, Class A2A, 5.15%, 6/15/2027	79,507,192	79,802,561
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	205

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2024-C, Class A2A, 4.53%, 9/15/2027	31,253,000	31,268,845
Series 2023-B, Class A3, 5.48%, 4/17/2028	30,208,000	30,473,181
ICG US CLO Ltd. (Cayman Islands) Series 2016-1A, Class XRR, 5.46%, 4/29/2034 (a) (e)	842,110	842,038
KKR CLO Ltd. (Cayman Islands)
Series 21, Class A, 5.56%, 4/15/2031 (a) (e)	5,544,272	5,552,051
Series 24, Class A1R, 5.63%, 4/20/2032 (a) (e)	11,785,807	11,820,717
KKR Financial CLO Ltd. (Cayman Islands) Series 2013-1A, Class A1R2, 5.40%, 4/15/2029 (a) (e)	9,031,338	9,028,673
KKR Static CLO Ltd. (Cayman Islands) Series 2022-1A, Class AR2, 5.27%, 7/20/2031 (a) (e)	34,815,723	34,815,723
Kubota Credit Owner Trust Series 2022-1A, Class A3, 2.67%, 10/15/2026 (a)	31,774,570	31,544,233
LCM LP (Cayman Islands) Series 14A, Class AR, 5.59%, 7/20/2031 (a) (e)	6,715,186	6,717,852
LCM Ltd. (Cayman Islands)
Series 24A, Class AR, 5.53%, 3/20/2030 (a) (e)	5,878,997	5,878,614
Series 25A, Class AR, 5.39%, 7/20/2030 (a) (e)	2,884,532	2,884,325
Series 26A, Class A1, 5.62%, 1/20/2031 (a) (e)	3,241,384	3,242,571
Series 29A, Class AR, 5.63%, 4/15/2031 (a) (e)	6,976,121	6,985,539
Series 37A, Class A1R, 5.36%, 4/15/2034 (a) (e)	16,715,000	16,715,000
Madison Park Funding Ltd. (Cayman Islands)
Series 2015-18A, Class ARR, 5.49%, 10/21/2030 (a) (e)	37,847,066	37,903,723
Series 2014-14A, Class AR3, 5.49%, 10/22/2030 (a) (e)	36,034,254	36,034,254
Series 13A, Class AR, 5.44%, 11/21/2030 (a) (e)	35,217,201	35,260,202
Series 2021-52A, Class X, 5.45%, 1/22/2035 (a) (e)	921,053	920,977
Magnetite Ltd. (Cayman Islands)
Series 2015-15A, Class AR, 5.57%, 7/25/2031 (a) (e)	1,321,652	1,323,179
Series 2015-12A, Class AR4, 5.45%, 10/15/2031 (a) (e)	6,655,046	6,659,239
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2020-25A, Class A, 5.76%, 1/25/2032 (a) (e)	17,950,770	17,993,726
Marble Point CLO Ltd. (Cayman Islands) Series 2019-1A, Class A1R2, 5.33%, 7/23/2032 (a) (e)	21,778,309	21,771,928
Mercedes-Benz Auto Lease Trust Series 2023-A, Class A3, 4.74%, 1/15/2027	1,846,031	1,847,789
Neuberger Berman CLO (Cayman Islands) Series 2013-15A, Class A1R2, 5.48%, 10/15/2029 (a) (e)	38,377,205	38,443,981
Neuberger Berman CLO Ltd. (Cayman Islands) Series 2013-14A, Class AR2, 5.59%, 1/28/2030 (a) (e)	5,773,808	5,777,469
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands) Series 2021-40A, Class A, 5.63%, 4/16/2033 (a) (e)	5,834,266	5,845,649
Newark BSL CLO Ltd. (Cayman Islands)
Series 2016-1A, Class A1R, 5.66%, 12/21/2029 (a) (e)	5,527,734	5,533,466
Series 2017-1A, Class A1R, 5.53%, 7/25/2030 (a) (e)	15,975,875	15,991,914
Nissan Auto Receivables Owner Trust Series 2022-B, Class A3, 4.46%, 5/17/2027	5,820,231	5,818,913
Octagon Investment Partners Ltd. (Cayman Islands)
Series 2013-1A, Class A1RR, 5.52%, 7/19/2030 (a) (e)	1,244,809	1,247,146
Series 2018-1A, Class A1A, 5.61%, 1/20/2031 (a) (e)	3,104,615	3,110,175
Palmer Square Loan Funding Ltd. (Cayman Islands)
Series 2021-4A, Class A1, 5.36%, 10/15/2029 (a) (e)	4,599,489	4,602,148
Series 2022-1A, Class A1, 5.35%, 4/15/2030 (a) (e)	10,069,400	10,071,243
Series 2022-3A, Class A1AR, 5.40%, 4/15/2031 (a) (e)	26,941,411	26,944,132
Series 2024-3A, Class A1, 5.38%, 8/8/2032 (a) (e)	45,033,578	45,028,399
Series 2024-1A, Class A1, 5.35%, 10/15/2032 (a) (e)	45,351,564	45,399,093
Series 2025-1A, Class A1, 0.00%, 2/15/2033 (a) (e) (f)	148,300,000	148,300,000
Porsche Financial Auto Securitization Trust Series 2023-1A, Class A3, 4.81%, 9/22/2028 (a)	2,971,877	2,978,989
SEE NOTES TO FINANCIAL STATEMENTS.

206	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Rad CLO Ltd. (Cayman Islands) Series 2020-7A, Class A1R, 5.65%, 4/17/2036 (a) (e)	22,750,000	22,812,312
Santander Drive Auto Receivables Trust
Series 2024-3, Class A2, 5.91%, 6/15/2027	15,222,523	15,277,390
Series 2023-2, Class A3, 5.21%, 7/15/2027	2,618,936	2,621,695
Series 2023-3, Class A3, 5.61%, 10/15/2027	10,836,217	10,867,329
SBNA Auto Lease Trust
Series 2024-C, Class A2, 4.94%, 11/20/2026 (a)	33,183,191	33,228,031
Series 2024-A, Class A3, 5.39%, 11/20/2026 (a)	52,405,000	52,617,125
Series 2024-B, Class A2, 5.67%, 11/20/2026 (a)	26,162,716	26,247,975
Series 2025-A, Class A2, 4.68%, 4/20/2027 (a)	50,000,000	50,073,295
Series 2023-A, Class A3, 6.51%, 4/20/2027 (a)	39,098,000	39,450,942
Series 2024-B, Class A3, 5.56%, 11/22/2027 (a)	30,000,000	30,375,636
SBNA Auto Receivables Trust Series 2024-A, Class A2, 5.70%, 3/15/2027 (a)	1,360,131	1,361,792
SCF Equipment Leasing LLC Series 2024-1A, Class A2, 5.88%, 11/20/2029 (a)	17,687,522	17,833,580
SCF Equipment Trust LLC Series 2025-1A, Class A2, 4.82%, 7/22/2030 (a)	11,540,000	11,563,827
Sound Point CLO II Ltd. (Cayman Islands) Series 2013-1A, Class A1R, 5.63%, 1/26/2031 (a) (e)	873,131	873,226
Symphony CLO Ltd. (Cayman Islands)
Series 2018-19A, Class A, 5.53%, 4/16/2031 (a) (e)	19,611,507	19,632,157
Series 2018-20A, Class AR2, 5.41%, 1/16/2032 (a) (e)	27,177,576	27,207,200
Series 2020-24A, Class AR, 5.49%, 1/23/2032 (a) (e)	37,837,128	37,911,932
TCI-Symphony CLO Ltd. (Cayman Islands) Series 2017-1A, Class AR, 5.49%, 7/15/2030 (a) (e)	9,424,084	9,444,478
Tesla Auto Lease Trust Series 2024-A, Class A2A, 5.37%, 6/22/2026 (a)	14,794,734	14,828,779
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

THL Credit Wind River CLO Ltd. (Cayman Islands)
Series 2014-2A, Class AR, 5.70%, 1/15/2031 (a) (e)	5,518,883	5,519,104
Series 2019-3A, Class AR2, 5.36%, 4/15/2031 (a) (e)	47,246,328	47,319,843
Toyota Auto Loan Extended Note Trust Series 2021-1A, Class A, 1.07%, 2/27/2034 (a)	65,371,000	63,243,213
Toyota Auto Receivables Owner Trust
Series 2024-C, Class A2A, 5.16%, 5/17/2027	847,105	849,995
Series 2023-B, Class A3, 4.71%, 2/15/2028	9,792,000	9,820,569
Toyota Lease Owner Trust Series 2024-A, Class A3, 5.25%, 4/20/2027 (a)	88,332,000	89,029,390
Verizon Master Trust
Series 2024-1, Class A1A, 5.00%, 12/20/2028	78,273,000	78,633,392
Series 2022-6, Class A, 3.67%, 1/22/2029	40,745,000	40,621,714
Volkswagen Auto Lease Trust Series 2023-A, Class A3, 5.81%, 10/20/2026	56,739,000	57,117,177
Volkswagen Auto Loan Enhanced Trust
Series 2023-1, Class A2A, 5.50%, 12/21/2026	16,758,254	16,788,784
Series 2023-2, Class A2A, 5.72%, 3/22/2027	52,865,627	53,116,670
Series 2024-1, Class A2A, 4.65%, 11/22/2027	42,287,000	42,372,183
Series 2023-1, Class A3, 5.02%, 6/20/2028	13,056,000	13,131,922
Voya CLO Ltd. (Cayman Islands) Series 2017-3A, Class XR, 5.40%, 4/20/2034 (a) (e)	952,381	952,300
Wheels Fleet Lease Funding LLC
Series 2024-1A, Class A2, 5.14%, 2/18/2039 (a) (e)	21,306,605	21,380,245
Series 2024-3A, Class A1, 4.80%, 9/19/2039 (a)	19,139,000	19,246,303
World Omni Auto Receivables Trust
Series 2024-A, Class A2A, 5.05%, 4/15/2027	38,815,198	38,875,750
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	207

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2022-C, Class A3, 3.66%, 10/15/2027	6,923,059	6,894,416
Series 2025-A, Class A2A, 4.49%, 4/17/2028	101,223,000	101,386,991
Total Asset-Backed Securities (Cost $4,234,246,798)		4,245,048,940
U.S. Treasury Obligations — 2.2%
U.S. Treasury Notes
4.63%, 9/15/2026	135,000,000	136,181,250
4.13%, 10/31/2026	270,000,000	270,421,875
4.13%, 9/30/2027	165,000,000	165,644,531
3.88%, 10/15/2027	100,000,000	99,750,000
Total U.S. Treasury Obligations (Cost $672,015,395)		671,997,656
Commercial Mortgage-Backed Securities — 0.0% ^
Wells Fargo Commercial Mortgage Trust Series 2018-C46, Class A2, 4.06%, 8/15/2051 (Cost $2,033,492)	1,970,076	1,927,662
Short-Term Investments — 30.9%
Certificates of Deposits — 8.5%
Banco Santander SA (Spain) , 4.64%, 11/21/2025	33,712,000	33,759,036
Bank of Nova Scotia (The) (Canada) (SOFR + 0.34%), 4.69%, 6/4/2025 (b)	226,610,000	226,691,842
Barclays Bank plc (United Kingdom) (SOFR + 0.40%), 4.75%, 12/9/2025 (b)	46,265,000	46,297,849
BNP Paribas SA (France)
(SOFR + 0.31%), 4.65%, 3/7/2025 (b)	27,002,000	27,003,124
(SOFR + 0.56%), 4.91%, 8/8/2025 (b)	38,432,000	38,496,611
4.56%, 2/12/2026	163,452,000	163,691,979
Canadian Imperial Bank of Commerce (Canada) (SOFR + 0.30%), 4.64%, 3/4/2025 (b)	2,295,000	2,295,056
Credit Agricole Corporate and Investment Bank (France)
(SOFR + 0.60%), 4.95%, 8/1/2025 (b)	30,536,000	30,595,983
4.40%, 10/7/2025	93,938,000	93,905,941
4.60%, 11/18/2025	46,140,000	46,193,395
Credit Industriel et Commercial (France)
5.60%, 4/29/2025	28,649,000	28,697,542
4.65%, 11/21/2025	45,394,000	45,462,962
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Certificates of Deposits — continued
DZ Bank AG (Germany) , 4.42%, 9/2/2025	287,436,000	287,436,000
Kookmin Bank (South Korea)
(SOFR + 0.52%), 4.87%, 4/23/2025 (b)	60,114,000	60,142,597
5.47%, 5/14/2025	34,806,000	34,868,062
(SOFR + 0.56%), 4.91%, 5/27/2025 (b)	54,892,000	54,937,325
(SOFR + 0.55%), 4.90%, 6/9/2025 (b)	61,378,000	61,432,502
Landesbank Baden-Wuerttemberg (Germany) , 4.66%, 11/28/2025	60,104,000	60,231,717
Landesbank Baden-Wurttemberg (Germany) , 5.02%, 7/29/2025	500,000	501,028
Lloyds Bank Corporate Markets plc (United Kingdom) (SOFR + 0.57%), 4.92%, 10/30/2025 (b)	11,750,000	11,777,533
Mitsubishi UFJ Trust & Banking Corp. (Japan) (SOFR + 0.39%), 4.74%, 4/3/2025 (b)	114,825,000	114,855,368
Mizuho Bank Ltd. (Japan)
4.60%, 11/20/2025	38,749,000	38,791,198
4.60%, 1/14/2026	35,490,000	35,549,528
(SOFR + 0.35%), 4.70%, 2/4/2026 (b)	54,447,000	54,475,183
Natixis SA (France) (SOFR + 0.59%), 4.94%, 8/8/2025 (b)	31,855,000	31,915,489
Nordea Bank Abp (Finland) (SOFR + 0.30%), 4.65%, 3/21/2025 (b)	107,263,000	107,277,051
Norinchukin Bank (The) (Japan) , 4.51%, 10/9/2025	143,906,000	143,899,511
Shinhan Bank (South Korea)
(SOFR + 0.55%), 4.90%, 6/9/2025 (b)	24,679,000	24,705,238
(SOFR + 0.55%), 4.90%, 6/13/2025 (b)	50,000,000	50,059,092
Skandinaviska Enskilda Banken AB (Sweden)
(SOFR + 0.30%), 4.63%, 3/7/2025 (b)	38,571,000	38,572,275
5.38%, 3/19/2025	87,423,000	87,459,516
Standard Chartered Bank (United Kingdom)
4.50%, 10/9/2025	68,590,000	68,574,907
4.68%, 11/12/2025	23,180,000	23,213,697
4.67%, 2/12/2026	28,718,000	28,799,232
Swedbank AB (Sweden) , 4.50%, 10/15/2025	57,933,000	57,952,683
SEE NOTES TO FINANCIAL STATEMENTS.

208	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Short-Term Investments — continued
Certificates of Deposits — continued
Toronto-Dominion Bank (The) (Canada)
5.33%, 3/18/2025	88,059,000	88,091,877
4.50%, 10/1/2025	242,168,000	242,180,874
Westpac Banking Corp. (Australia) , 5.40%, 4/9/2025	39,062,000	39,095,775
Total Certificates of Deposit (Cost $2,628,324,246)		2,629,886,578
Commercial Paper — 11.1%
American Honda Finance Corp. 4.71%, 7/16/2025	52,704,000	51,795,664
Australia & New Zealand Banking Group Ltd. (Australia) 4.59%, 11/25/2025 (a)	239,166,000	231,560,521
Bank of Montreal (Canada) 4.64%, 11/21/2025	44,403,000	43,004,773
BofA Securities, Inc. 5.56%, 5/29/2025	77,609,000	76,753,361
BPCE SA (France)
4.62%, 11/13/2025 (a)	27,114,000	26,284,655
4.57%, 2/11/2026 (a)	93,412,000	89,606,315
Canadian National Railway Co. (Canada) 4.49%, 3/31/2025 (a)	5,800,000	5,778,013
Charles Schwab Corp. (The) 4.60%, 7/22/2025 (a)	309,236,000	303,888,691
Cisco Systems, Inc. 4.55%, 6/2/2025 (a)	29,946,000	29,612,692
Citigroup Global Markets, Inc. 5.50%, 6/3/2025 (a)	45,025,000	44,504,863
Credit Industriel et Commercial (France) 4.57%, 2/11/2026 (a)	79,691,000	76,448,722
Danske Bank A/S (Denmark)
4.60%, 1/13/2026 (a)	55,845,000	53,732,507
4.56%, 2/6/2026 (a)	144,677,000	138,813,309
DNB Bank ASA (Norway)
5.49%, 5/29/2025 (a)	98,389,000	97,325,415
4.58%, 11/25/2025 (a)	111,581,000	108,064,525
Enel Finance America LLC (Italy) 4.58%, 3/14/2025 (a)	4,400,000	4,392,309
First Abu Dhabi Bank PJSC (United Arab Emirates)
4.60%, 11/13/2025 (a)	287,098,000	278,253,065
4.60%, 2/12/2026 (a)	75,034,000	71,949,727
0.00%, 2/27/2026 (a)	112,560,000	107,740,337
Glencore Funding LLC (Australia) 4.66%, 10/31/2025 (a)	189,249,000	183,465,055
Glencove Funding LLC (Australia) 4.60%, 3/26/2025 (a)	4,400,000	4,385,668
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Commercial Paper — continued
HSBC USA, Inc.
5.53%, 4/24/2025 (a)	43,216,000	42,921,421
5.92%, 5/20/2025 (a)	33,408,000	33,071,247
4.88%, 12/5/2025 (a)	17,000,000	16,412,889
4.84%, 2/4/2026 (a)	17,000,000	16,287,024
ING US Funding LLC (Netherlands) 4.49%, 10/7/2025 (a)	190,242,000	185,258,523
Lloyds Bank plc (United Kingdom) 4.61%, 3/28/2025	51,000,000	50,827,882
LVMH Moet Hennessy Louis Vuitton SE (France) 5.38%, 3/17/2025 (a)	35,209,000	35,137,174
Macquarie Bank Ltd. (Australia)
5.37%, 4/4/2025 (a)	69,803,000	69,504,964
4.62%, 11/20/2025 (a)	82,707,000	80,088,383
Mizuho Bank Ltd. (Japan) 4.62%, 11/18/2025 (a)	106,676,000	103,367,651
National Bank of Canada (Canada) 5.47%, 4/30/2025 (a)	29,000,000	28,786,246
NatWest Markets plc (United Kingdom)
Series G, 5.28%, 4/16/2025 (a)	32,993,000	32,807,164
4.60%, 11/18/2025 (a)	59,325,000	57,486,364
Penske Truck Leasing Co. LP 4.77%, 5/27/2025	25,000,000	24,715,874
Siemens Capital Co. LLC (Germany) 4.57%, 4/28/2025 (a)	88,400,000	87,781,324
Skandinaviska Enskilda Banken AB (Sweden)
4.97%, 3/3/2025 (a)	87,790,000	87,758,439
5.53%, 4/22/2025 (a)	30,000,000	29,807,990
5.53%, 4/23/2025 (a)	91,671,000	91,073,369
4.50%, 10/7/2025 (a)	39,072,000	38,044,222
Societe Generale SA (France) 5.54%, 5/29/2025 (a)	69,544,000	68,783,884
Standard Chartered Bank (United Kingdom) 4.60%, 1/14/2026 (a)	28,107,000	27,058,505
Sumitomo Mitsui Trust Bank Ltd. (Japan) 4.42%, 5/27/2025 (a)	5,000,000	4,946,405
Svenska Handelsbanken AB (Sweden)
4.59%, 11/18/2025 (a)	171,604,000	166,338,324
4.50%, 12/16/2025 (a)	21,280,000	20,561,156
Total Commercial Paper (Cost $3,423,255,425)		3,426,186,611
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	209

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	SHARES	VALUE($)
Investment Companies — 10.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.32% (g) (h) (Cost $3,163,005,924)	3,163,005,924	3,163,005,924
Investment of Cash Collateral from Securities Loaned — 0.3%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (g) (h) (Cost $76,209,770)	76,209,770	76,209,770
	PRINCIPAL AMOUNT($)
Repurchase Agreements — 0.8%
Wells Fargo Securities LLC, 5.14%, dated 2/28/2025, due 3/05/2025, repurchase price $240,171,333, collateralized by Collateralized Mortgage Obligations, 0.06% - 8.93%, due 9/25/2028 - 11/25/2068 and Corporate Notes & Bonds, 0.00% - 7.50%, due 3/5/2025 - 8/1/2046^^, with the value of $265,861,459. (Cost $240,000,000)	240,000,000	240,000,000
Total Short-Term Investments (Cost $9,530,795,365)		9,535,288,883
Total Investments — 102.0% (Cost $31,416,985,808)		31,492,492,110
Liabilities in Excess of Other Assets — (2.0)%		(615,090,935)
NET ASSETS — 100.0%		30,877,401,175

Percentages indicated are based on net assets.

Abbreviations
CIFC	Commercial Industrial Finance Corp.
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate

^	Amount rounds to less than 0.1% of net assets.
^^
Certain securities are perpetual and thus, do not have
predetermined maturity dates. The coupon rates for
these securities are fixed for a period of time and may
be structured to adjust thereafter. The coupon rates
shown are the rates in effect as of February 28,
2025.

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2025.
(c)	The security or a portion of this security is on loan at February 28, 2025. The total value of securities on loan at February 28, 2025 is $74,114,164.
(d)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of February 28, 2025.

(e)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 28, 2025.

(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of February 28, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

210	J.P. Morgan Exchange-Traded Funds	February 28, 2025

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — 89.7% (a)
Alabama — 1.7%
Alabama Federal Aid Highway Finance Authority
Series A, Rev., 5.00%, 9/1/2025 (b)	310,000	313,618
Series B, Rev., 5.00%, 9/1/2025 (b)	25,000	25,292
Series 2016 A, Rev., 5.00%, 9/1/2026 (b)	1,290,000	1,336,141
Series A, Rev., 5.00%, 9/1/2026 (b)	45,000	46,610
Series B, Rev., 5.00%, 9/1/2026 (b)	100,000	103,577
Series A, Rev., 5.00%, 9/1/2027 (b)	175,000	185,344
Alabama Public School and College Authority, Capital improvement
Series 2014B, Rev., 5.00%, 1/1/2026	310,000	310,970
Series 2014-B, Rev., 5.00%, 1/1/2027	45,000	45,080
Alabama Public School and College Authority, Capital Improvement Series 2020 A, Rev., 5.00%, 11/1/2025	135,000	137,070
Alabama Special Care Facilities Financing Authority-Birmingham, Childrens Hospital Health Care Facility Series 2015, Rev., 5.00%, 6/1/2029	85,000	85,354
Auburn University Series 2016A, Rev., 5.00%, 6/1/2025	550,000	553,014
Birmingham Airport Authority, Rev., 5.00%, 7/1/2026	20,000	20,587
Black Belt Energy Gas District, Gas Prepay Project No. 4 Series 2019A-1, Rev., 4.00%, 12/1/2025 (c)	25,000,000	25,124,035
Black Belt Energy Gas District, Gas Project No. 6 Series 2021B, Rev., 4.00%, 12/1/2026 (c)	60,000	60,411
Black Belt Energy Gas District, Gas Supply Series 2022D-2, Rev., LIQ : Royal Bank of Canada, (SOFR + 1.40%), 4.30%, 3/7/2025 (d)	25,575,000	25,839,617
City of Hoover, Warrants, GO, 2.00%, 3/1/2025	30,000	30,000
City of Huntsville, Warrants Series 2016D, GO, 5.00%, 5/1/2025	45,000	45,162
City of Huntsville, Warrants, Water Revenue Series 2015, Rev., 5.00%, 5/1/2025 (b)	1,400,000	1,404,851
County of Jefferson sewer Series 2024, Rev., 5.00%, 10/1/2026	1,020,000	1,050,527
County of Mobile, Warrants, GO, 5.00%, 8/1/2025 (b)	25,000	25,222
Industrial Development Board of The City of Mobile, Alabama Power Control, Barry Plant Project Series 2007A, Rev., 1.00%, 6/26/2025 (c)	100,000	99,206
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Alabama — continued
Montgomery Water Works and Sanitary Sewer Board Series 2019-A, Rev., 5.00%, 9/1/2025	35,000	35,369
Tuscaloosa City Board of Education Rev., 5.00%, 8/1/2026 (b)	555,000	573,105
University of Alabama (The) Series 2019 A, Rev., 5.00%, 7/1/2025	50,000	50,369
Total Alabama		57,500,531
Alaska — 1.1%
Alaska Housing Finance Corp., Home Mortgage Series 2007A, Rev., VRDO, LIQ : FHLB, 2.31%, 3/12/2025 (c)	28,900,000	28,900,000
Alaska Housing Finance Corp., State Capital Project
Series II 2015A, Rev., 5.00%, 6/1/2025 (b)	150,000	150,815
Series II 2015B, Rev., 5.00%, 6/1/2025 (b)	50,000	50,272
Series II 2021 A, Rev., 5.00%, 12/1/2026	910,000	942,826
Alaska Municipal Bond Bank Authority
Series 1, Rev., 5.00%, 12/1/2025	480,000	486,955
Series 3, Rev., 5.00%, 12/1/2026	55,000	56,889
Borough of Matanuska-Susitna, Goose Creek Correctional Center Project
Rev., 5.00%, 9/1/2025	480,000	485,426
Rev., 5.25%, 9/1/2026	210,000	212,539
Rev., 5.25%, 9/1/2027	1,845,000	1,865,013
Series 2015, Rev., 5.25%, 9/1/2028	3,235,000	3,269,454
Series 2015, Rev., 5.25%, 9/1/2029	1,165,000	1,177,408
Borough of North Slope Series 2022A, GO, 5.00%, 6/30/2028	75,000	80,418
Borough of North Slope, General Purpose
Series 2020A, GO, 5.00%, 6/30/2025	330,000	332,465
Series 2021 C, GO, 4.00%, 6/30/2026	120,000	122,209
Municipality of Anchorage
Series B, GO, 5.00%, 9/1/2025	90,000	90,937
Series D, GO, 5.00%, 9/1/2025	45,000	45,469
State of Alaska
Series 2016 B, GO, 5.00%, 8/1/2025	35,000	35,326
Series 2023A, GO, 5.00%, 8/1/2025	80,000	80,745
University of Alaska Series 2015T, Rev., 5.00%, 10/1/2025	500,000	505,235
Total Alaska		38,890,401
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	211

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Arizona — 2.8%
Arizona Board of Regents, State University
Series 2015B, Rev., 5.00%, 7/1/2025	125,000	125,927
Series 2016 A, Rev., 5.00%, 7/1/2025	180,000	181,334
Series 2015A, Rev., 5.00%, 7/1/2026	75,000	75,584
Series 2015B, Rev., 5.00%, 7/1/2026	45,000	45,350
Arizona Health Facilities Authority, Banner Health
Series 2015 B, Rev., (SIFMA Municipal Swap Index Yield + 0.25%), 2.50%, 3/12/2025 (b) (d)	1,500,000	1,498,691
Series 2015 B, Rev., (SIFMA Municipal Swap Index Yield + 0.25%), 2.50%, 3/13/2025 (b) (d)	300,000	299,044
Series 2015 B, Rev., (SIFMA Municipal Swap Index Yield + 0.25%), 2.50%, 3/13/2025 (d)	7,600,000	7,513,925
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC
Series 2022A, Rev., 4.00%, 11/1/2027	4,000,000	4,019,185
Series 2024 A, Rev., 5.00%, 11/1/2029	2,100,000	2,253,827
Arizona Sports and Tourism Authority, Senior Lien Multipurpose Stadium Facility Project Series 2022, Rev., 5.00%, 7/1/2026	30,000	30,843
Arizona Transportation Board, Rev., GAN, 5.00%, 7/1/2025	240,000	241,768
Arizona Transportation Board, Excise Tax, Maricopa County Regional Area Road Fund
Rev., 5.00%, 7/1/2025	145,000	146,068
Series 2014, Rev., 5.00%, 7/1/2025	45,000	45,171
Arizona Water Infrastructure Finance Authority Series 2024, Rev., 5.00%, 10/1/2027	5,520,000	5,852,504
City of Chandler Series 2016, GO, 5.00%, 7/1/2027	2,000,000	2,103,777
City of Glendale
Series 2015A, Rev., 5.00%, 7/1/2025	35,000	35,261
Series 2023, GO, 5.00%, 7/1/2025	25,000	25,187
City of Glendale Water and Sewer, Senior Lien Series 2015, Rev., 5.00%, 7/1/2026	325,000	327,377
City of Mesa Series 2021, GO, 5.00%, 7/1/2025	25,000	25,180
City of Mesa Utility System Series 2017, Rev., 4.00%, 7/1/2027	1,500,000	1,543,186
City of Peoria Water and Wastewater Series 2020A, Rev., 5.00%, 7/15/2025	275,000	277,286
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Arizona — continued
City of Phoenix Series 2016, GO, 4.00%, 7/1/2026	275,000	280,145
City of Phoenix Civic Improvement Corp.
Series 2020 A, Rev., 5.00%, 7/1/2025	435,000	438,306
Series A, Rev., 5.00%, 7/1/2025	205,000	206,558
Series B, Rev., 5.00%, 7/1/2025	25,000	25,190
Series 2020 A, Rev., 5.00%, 7/1/2026	25,000	25,792
Series B, Rev., 5.00%, 7/1/2026	230,000	237,286
Series 2015A, Rev., 5.00%, 7/1/2027	200,000	201,372
City of Tempe Series B, GO, 4.00%, 7/1/2025	75,000	75,320
City of Tucson Water System Series 2015, Rev., 5.00%, 7/1/2025	100,000	100,740
City of Yuma Municipal Property Corp., Senior Lien Series 2015, Rev., 5.00%, 7/1/2026	2,015,000	2,028,396
County of Navajo, Rev., 4.00%, 7/1/2025	20,000	20,071
County of Pima Sewer System
Rev., 5.00%, 7/1/2025 (b)	35,000	35,246
Rev., 5.00%, 7/1/2025	25,000	25,188
Rev., 5.00%, 7/1/2026	150,000	154,712
Maricopa County Industrial Development Authority, Banner Health
Series 2019 D, Rev., 5.00%, 5/15/2026 (c)	2,065,000	2,111,023
Series 2023A-1, Rev., 5.00%, 5/15/2026 (c)	5,340,000	5,448,862
Series 2023 A-2, Rev., 5.00%, 5/15/2028 (c)	375,000	397,132
Maricopa County Unified School District No. 4 Mesa
Series 2019A, GO, 5.00%, 7/1/2025	30,000	30,222
Series 2021 D, GO, 5.00%, 7/1/2025	20,000	20,148
Maricopa County Unified School District No. 4 Mesa, Project Of 2018 Series 2022 E, GO, 5.00%, 7/1/2025	40,000	40,296
Maricopa County Unified School District No. 60 Higley Series 2015, GO, AGM, 5.00%, 7/1/2025	75,000	75,528
Pima County Regional Transportation Authority Excise Tax Series 2017, Rev., 5.00%, 6/1/2026	75,000	77,133
RBC Municipal Products, Inc. Trust, Floater Certificates Series E-147, Rev., VRDO, LOC : Royal Bank of Canada, 1.89%, 3/6/2025 (c) (e)	11,000,000	11,000,000
SEE NOTES TO FINANCIAL STATEMENTS.

212	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Arizona — continued
Salt River Project Agricultural Improvement and Power District, Arizona Electric System Series 2015A, Rev., 5.00%, 6/1/2025	44,415,000	44,634,379
Scottsdale Municipal Property Corp. Series 2015, Rev., 5.00%, 7/1/2025 (b)	30,000	30,215
State of Arizona
COP, 5.00%, 9/1/2025 (b)	160,000	161,804
COP, 5.00%, 9/1/2025	95,000	96,040
Series 2019A, COP, 5.00%, 10/1/2025 (b)	850,000	861,501
State of Arizona Lottery
Rev., 5.00%, 7/1/2027 (b)	20,000	21,023
Rev., 5.00%, 7/1/2029 (b)	50,000	54,497
Total Arizona		95,580,600
Arkansas — 0.2%
City of Rogers Sales and Use Tax Series 2022, Rev., 5.00%, 11/1/2025	70,000	70,925
University of Arkansas, Various Facility UAMS Campus Rev., 5.00%, 3/1/2025	6,845,000	6,845,000
University of Central Arkansas, Student Fee Series 2020A, Rev., 5.00%, 11/1/2026	75,000	77,273
Total Arkansas		6,993,198
California — 1.7%
California Community College Financing Authority, West Valley Mission Community College District Series 2016C, Rev., 5.00%, 6/1/2026 (b)	25,000	25,743
California County Tobacco Securitization Agency, Gold Country Settlement Funding Corp. Series 2020A, Rev., 5.00%, 6/1/2026	1,090,000	1,110,697
California Health Facilities Financing Authority Series 2019 C, Rev., 5.00%, 10/1/2025 (b) (c)	140,000	141,991
California Health Facilities Financing Authority, St. Joseph Health System
Series 2013 A, Rev., 5.00%, 7/1/2025	105,000	105,092
Series 2019C, Rev., 5.00%, 10/1/2025 (c)	850,000	856,448
Series 2013A, Rev., 5.00%, 7/1/2026	80,000	80,112
California Infrastructure and Economic Development Bank, Colburn School (The), Rev., (SIFMA Municipal Swap Index Yield + 0.90%), 3.15%, 3/13/2025 (d)	28,500,000	28,472,361
California Municipal Finance Authority Series 2021A, Rev., AMT, 3.80%, 4/1/2025 (c)	3,700,000	3,700,026
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

California — continued
California Municipal Finance Authority, Waste Management, Inc. Project
Series 2024A, Rev., AMT, VRDO, 3.75%, 6/2/2025 (c)	1,500,000	1,500,000
Series 2017 A, Rev., AMT, 4.10%, 12/1/2025 (c)	1,500,000	1,504,263
California Pollution Control Financing Authority, Solid Waste Disposal, Republic Services, Inc., Project
Series 2017 A-1, Rev., AMT, 4.10%, 4/15/2025 (c) (e)	3,000,000	3,001,270
Rev., AMT, VRDO, 3.70%, 8/15/2025 (c) (e)	7,500,000	7,500,000
California Statewide Communities Development Authority, Adventist Health System/West Obligated Group Series 2007 A, Rev., 5.00%, 3/1/2027 (c)	775,000	795,540
City of Los Angeles, Wastewater System
Series 2013-A, Rev., 5.00%, 6/1/2025	75,000	75,088
Series 2013A, Rev., 5.00%, 6/1/2026	50,000	50,060
Series 2013A, Rev., 5.00%, 6/1/2027	75,000	75,037
City of Vernon, Electric System
Series 2021 A, Rev., 5.00%, 4/1/2025	500,000	500,728
Series 2021A, Rev., 5.00%, 10/1/2025	200,000	202,298
Series 2021 A, Rev., 5.00%, 4/1/2026	25,000	25,530
Colton Joint Unified School District, Election of 2008 Series 2010B, GO, AGM, 5.80%, 8/21/2026 (b)	25,000	26,163
Desert Community College District Series 2016, GO, 5.00%, 2/1/2026 (b)	50,000	51,154
El Dorado Irrigation District Series 2016C, Rev., 5.00%, 3/1/2026 (b)	40,000	41,011
Golden State Tobacco Securitization Corp. Series 2015A, Rev., 5.00%, 6/1/2025 (b)	25,000	25,147
Los Angeles Department of Water and Power System
Series 2020 A, Rev., 5.00%, 7/1/2026	800,000	817,431
Series 2022 E, Rev., 5.00%, 7/1/2026	1,000,000	1,021,789
Series 2016B, Rev., 5.00%, 7/1/2027	1,625,000	1,644,867
Series 2017B, Rev., 5.00%, 7/1/2030	800,000	825,270
Series 2024 C, Rev., 5.00%, 7/1/2030	625,000	685,636
Los Angeles Unified School District, Certificates of Participation Series 2024A, COP, 5.00%, 10/1/2028	20,000	21,635
Oxnard School District Series D, GO, AGM, 5.00%, 8/1/2025 (b) (c)	20,000	20,188
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	213

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
Sacramento Municipal Utility District, Electric Series 2019B, Rev., 5.00%, 10/15/2025 (c)	335,000	335,825
San Diego Association of Governments Series 2019 A, Rev., 5.00%, 11/15/2025 (b)	30,000	30,505
San Francisco City and County Airport Commission, San Francisco International Airport Series 2016A, Rev., 4.00%, 5/1/2025	25,000	25,057
Solano County Community College District, GO, 5.00%, 8/1/2025	680,000	685,981
Sonoma Valley Unified School District Series 2015A, GO, 5.00%, 8/1/2025 (b)	35,000	35,346
South San Francisco Unified School District, Measure J, Dedicated Unlimited Ad Valorem Property Tax Series 2016C, GO, 4.00%, 9/1/2037	500,000	503,150
Southern California Public Power Authority Series 2023-1, Rev., 5.00%, 7/1/2026	1,310,000	1,339,058
State of California, Various Purpose, GO, 5.00%, 10/1/2025	1,755,000	1,780,312
Tobacco Securitization Authority of Northern California Series 2021A CL 1, Class 1, Rev., 5.00%, 6/1/2030	400,000	429,867
Tobacco Securitization Authority of Southern California, San Diego County Tobacco Asset Securitization Corp. Series 2019A, Class 1, Rev., 5.00%, 6/1/2025	55,000	55,211
Tustin Unified School District, School Facilities Improvement Districts No. 2002-1 and 2008-1 Series 2008-1, GO, 5.00%, 8/1/2025	30,000	30,311
Total California		60,153,198
Colorado — 2.1%
Board of Governors of Colorado State University System
Series 2015A, Rev., 5.00%, 3/1/2025 (b)	4,080,000	4,080,000
Series E-1, Rev., 5.00%, 3/1/2025 (b)	195,000	195,000
City and County of Denver
Series 2024A, GO, 5.00%, 8/1/2026	1,055,000	1,090,239
Series 2024B, GO, 5.00%, 8/1/2026	955,000	986,899
City and County of Denver Pledged Excise Tax Series 2016 A, Rev., 5.00%, 8/1/2026	60,000	61,877
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Colorado — continued
City and County of Denver, Airport System
Series 2016 A, Rev., 5.00%, 11/15/2025	80,000	81,186
Series 2020A-2, Rev., 5.00%, 11/15/2025	80,000	81,186
Series 2023B, Rev., AMT, 5.00%, 11/15/2026	4,700,000	4,860,820
Series 2023B, Rev., AMT, 5.00%, 11/15/2027	2,000,000	2,088,698
City of Aurora
COP, 5.00%, 12/1/2025	40,000	40,669
Series 2016, Rev., 5.00%, 8/1/2026 (b)	255,000	263,318
COP, 5.00%, 12/1/2027	60,000	63,669
City of Aurora Water, First Lien Series 2016, Rev., 5.00%, 8/1/2025	225,000	227,097
City of Colorado Springs Utilities System
Series 2015A, Rev., 5.00%, 11/15/2025	350,000	355,742
Series 2020A, Rev., 5.00%, 11/15/2025	80,000	81,312
Series 2018A-1, Rev., 5.00%, 11/15/2026	35,000	36,379
Series 2020 C, Rev., 5.00%, 11/15/2027	20,000	21,231
Colorado Bridge Enterprise Series 2019A, Rev., 4.00%, 12/1/2026	75,000	76,530
Colorado Health Facilities Authority, Adventhealth Obligated Group
Series 2019B, Rev., 5.00%, 11/19/2026 (b) (c)	2,000,000	2,067,164
Series 2019B, Rev., 5.00%, 11/19/2026 (c)	1,540,000	1,590,860
Colorado Health Facilities Authority, Adventist Health System
Series 2018B, Rev., 5.00%, 11/20/2025 (c)	570,000	578,159
Series 2016C, Rev., 5.00%, 11/15/2026 (c)	1,505,000	1,554,381
Colorado Health Facilities Authority, Children's Hospital Colorado Project Series C, Rev., 5.00%, 12/1/2026	85,000	87,049
Colorado Health Facilities Authority, CommonSpirit Health
Series 2019 B-1, Rev., 5.00%, 8/1/2025 (c)	3,995,000	4,001,526
Series 2019A-1, Rev., 5.00%, 8/1/2025	300,000	302,455
Series 2019A-1, Rev., 5.00%, 8/1/2026	340,000	349,797
Series 2019B-2, Rev., 5.00%, 8/1/2026 (c)	1,195,000	1,214,091
Series 2019A-2, Rev., 5.00%, 8/1/2027	5,000,000	5,244,395
SEE NOTES TO FINANCIAL STATEMENTS.

214	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Colorado — continued
Colorado Health Facilities Authority, CommonSpirit Health Obligated Group Series 2022A, Rev., 5.00%, 11/1/2028	700,000	750,035
Colorado Health Facilities Authority, Intermountain Healthcare Series 2024D, Rev., VRDO, 1.45%, 3/3/2025 (c)	28,000,000	28,000,000
Colorado Health Facilities Authority, NCMC, Inc., Project
Rev., 4.00%, 5/15/2026 (b)	350,000	354,552
Series 2016, Rev., 4.00%, 5/15/2026 (b)	795,000	805,339
Series 2016, Rev., 5.00%, 5/15/2026 (b)	65,000	66,606
Colorado Health Facilities Authority, Parkview Medical center, Inc. Project, Rev., 4.00%, 9/1/2026 (b)	465,000	473,964
Colorado Health Facilities Authority, Sanford Health Series 2019A, Rev., 5.00%, 11/1/2029	190,000	206,111
Colorado Health Facilities Authority, The Evangelical Lutheran Good Samaritan Society Project
Series 2015A, Rev., 5.00%, 6/1/2025 (b)	250,000	251,203
Series 2017, Rev., 5.00%, 6/1/2027 (b)	35,000	36,612
Colorado Higher Education, Capital Construction, Lease Purchase Financing Program Series 2014A, COP, 5.00%, 11/1/2025	340,000	345,146
Colorado Springs School District No. 11 Facilities Corp.
COP, 5.00%, 12/15/2028	375,000	402,176
COP, 5.00%, 12/15/2029	350,000	380,371
County of Adams, COP, 5.00%, 12/1/2025	250,000	254,256
E-470 Public Highway Authority Series 2020 A, Rev., 5.00%, 9/1/2026	75,000	77,443
Garfield Pitkin and Eagle Counties School District No. Re-1 Roaring Fork Series 2016, GO, 5.00%, 12/15/2025 (b)	25,000	25,468
Platte River Power Authority
Series JJ, Rev., 5.00%, 6/1/2025	20,000	20,113
Series JJ, Rev., 4.00%, 6/1/2026	65,000	66,146
Regional Transportation District
COP, 5.00%, 6/1/2025	150,000	150,821
Series 2015 A, COP, 5.00%, 6/1/2026	205,000	206,037
Regional Transportation District, Denver Transit Partners
Series 2020A, Rev., 5.00%, 7/15/2025	205,000	206,162
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Colorado — continued
Series 2020A, Rev., 5.00%, 7/15/2026	950,000	970,935
State of Colorado
Series 2020A, COP, 5.00%, 9/1/2025	130,000	131,424
Series 2018 A, COP, 5.00%, 12/15/2025	20,000	20,365
Series 2018A, COP, 5.00%, 12/15/2026	25,000	26,011
Series 2018L, COP, 5.00%, 3/15/2027	145,000	151,391
Town of Castle Rock, Sales and Use Tax, Rev., 5.00%, 6/1/2025	25,000	25,129
University of Colorado
Series 2007A, Rev., NATL - RE, 5.00%, 6/1/2025	315,000	316,695
Series 2016 B-1, Rev., 5.00%, 6/1/2025	30,000	30,161
Series 2007A, Rev., NATL - RE, 5.00%, 6/1/2026	110,000	113,133
University of Colorado, Enterprise System
Series A, Rev., 5.00%, 6/1/2025 (b)	30,000	30,156
Series 2021C-3B, Rev., 2.00%, 10/15/2026 (c)	6,250,000	6,106,099
Series 2017A-2, Rev., 5.00%, 6/1/2028	55,000	59,032
Total Colorado		72,740,821
Connecticut — 0.1%
Connecticut State Health and Educational Facilities Authority, University System Issue Series L, Rev., 3.00%, 11/1/2026	120,000	119,976
Connecticut State Health and Educational Facilities Authority, Yale University Series 2017 C-1, Rev., 5.00%, 2/1/2028 (c)	60,000	64,027
State of Connecticut
Series 2018 B, GO, 5.00%, 4/15/2025	50,000	50,130
Series 2014C, GO, 5.00%, 6/15/2025	150,000	150,968
Series 2015 E, GO, 5.00%, 8/1/2025	120,000	121,138
Series 2016 D, GO, 5.00%, 8/15/2025	100,000	101,042
Series F, GO, 5.00%, 11/15/2025	25,000	25,408
Series 2016 A, GO, 4.00%, 3/15/2026	20,000	20,284
Series 2022E, GO, 5.00%, 11/15/2028	35,000	37,845
Series 2019 A, GO, 5.00%, 4/15/2029	500,000	544,695
State of Connecticut Special Tax
Series A, Rev., 5.00%, 8/1/2025	75,000	75,714
Series A, Rev., 5.00%, 9/1/2025	275,000	278,175
Series 2018 B, Rev., 5.00%, 10/1/2025	165,000	167,227
Series 2018 C, Rev., 5.00%, 10/1/2025	260,000	263,510
Series 2021D, Rev., 5.00%, 11/1/2025	250,000	253,867
Series 2021 A, Rev., 5.00%, 5/1/2026	600,000	616,468
Series 2022A, Rev., 5.00%, 7/1/2026	60,000	61,884
Series B, Rev., 5.00%, 8/1/2026	40,000	40,335
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	215

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Connecticut — continued
Series 2018 B, Rev., 5.00%, 10/1/2026	40,000	41,494
Series A, Rev., 5.00%, 9/1/2029	100,000	103,011
State of Connecticut, SIFMA Index Series 2013A, GO, (SIFMA Municipal Swap Index Yield + 0.99%), 2.85%, 3/12/2025 (d)	175,000	175,000
University of Connecticut Series 2015A, Rev., 5.00%, 2/15/2026	25,000	25,043
Total Connecticut		3,337,241
Delaware — 0.1%
County of New Castle Series 2015, GO, 5.00%, 10/1/2025 (b)	25,000	25,322
Delaware State Economic Development Authority, Delmarva Power and Light Co. Project Series 2020A, Rev., 1.05%, 7/1/2025 (c)	715,000	707,662
Delaware Transportation Authority Series 2016, Rev., 5.00%, 7/1/2026	1,010,000	1,042,114
State of Delaware
Series 2017, GO, 5.00%, 3/1/2025	225,000	225,000
Series 2023 B, GO, 5.00%, 8/1/2025	45,000	45,429
Series 2023A, GO, 5.00%, 5/1/2026	20,000	20,549
University of Delaware
Series 2015, Rev., 5.00%, 5/1/2025 (b)	125,000	125,433
Series 2019, Rev., 5.00%, 11/1/2025	100,000	101,543
Total Delaware		2,293,052
District of Columbia — 1.3%
District of Columbia
Series 2015A, GO, 5.00%, 6/1/2025	385,000	387,163
Series 2015A, GO, 5.00%, 6/1/2025 (b)	220,000	221,114
Series 2018 B, GO, 5.00%, 6/1/2025	290,000	291,629
Series D, GO, 5.00%, 6/1/2025	850,000	854,775
Series E, GO, 5.00%, 6/1/2025	30,000	30,168
Series 2019 A, GO, 5.00%, 10/15/2025	60,000	60,869
Series 2023 B, GO, 5.00%, 6/1/2026	25,000	25,739
Series D, GO, 5.00%, 6/1/2026	25,000	25,739
Series 2024C, GO, 5.00%, 12/1/2027	5,105,000	5,430,033
Series 2017D, GO, 5.00%, 6/1/2029	2,000,000	2,100,031
District of Columbia Housing Finance Agency, Multi Family Housing Edgewood Apartments Project Series 2023, Rev., FHA, 5.00%, 6/1/2026 (c)	6,275,000	6,354,516
District of Columbia Housing Finance Agency, Paxton Project Series 2022, Rev., 4.00%, 9/1/2025 (c)	4,550,000	4,554,041
District of Columbia Income Tax
Series 2019 C, Rev., 5.00%, 10/1/2025	350,000	354,744
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

District of Columbia — continued
Series 2022C, Rev., 5.00%, 12/1/2026	55,000	57,280
Series 2020 A, Rev., 5.00%, 3/1/2027	20,000	20,949
District of Columbia Water and Sewer Authority Series A, Rev., 5.00%, 10/1/2026	90,000	91,074
District of Columbia, Children's Hospital Obligated Group
Series 2015, Rev., 5.00%, 7/15/2025	210,000	211,617
Series 2015, Rev., 5.00%, 7/15/2027	230,000	234,030
Series 2015, Rev., 5.00%, 7/15/2028	265,000	269,442
Series 2015, Rev., 5.00%, 7/15/2029	100,000	101,631
District of Columbia, Federal Highway Series 2020, Rev., 5.00%, 12/1/2028	45,000	48,582
District of Columbia, National Public Radio, Inc. Issue Series 2016, Rev., 5.00%, 4/1/2026 (b)	25,000	25,609
Metropolitan Washington Airports Authority Aviation
Series 2010C-2, Rev., VRDO, LOC : TD Bank NA, 2.35%, 3/12/2025 (c)	20,100,000	20,100,000
Series 2019 B, Rev., 5.00%, 10/1/2026	30,000	31,080
Series 2021A, Rev., AMT, 5.00%, 10/1/2028	1,355,000	1,432,140
Metropolitan Washington Airports Authority Dulles Toll Road, Second Line Series 2009C, Rev., AGC, 6.50%, 10/1/2026 (b)	65,000	68,817
Washington Metropolitan Area Transit Authority
Series 2017B, Rev., 5.00%, 7/1/2025	70,000	70,499
Series 2018, Rev., 5.00%, 7/1/2025	25,000	25,178
Series 2018, Rev., 5.00%, 7/1/2026	20,000	20,596
Series A-1, Rev., 5.00%, 7/1/2026	280,000	288,346
Series A-1, Rev., 5.00%, 7/1/2027	100,000	105,009
Series 2017B, Rev., 5.00%, 7/1/2028	30,000	31,483
Series A-1, Rev., 5.00%, 7/1/2028	25,000	26,236
Washington Metropolitan Area Transit Authority Dedicated
Series 2020A, Rev., 5.00%, 7/15/2025	20,000	20,160
Series 2021 A, Rev., 5.00%, 7/15/2026	30,000	30,921
Total District of Columbia		44,001,240
Florida — 5.0%
Alachua County School Board Series 2020, COP, AGM, 5.00%, 7/1/2027	20,000	20,978
Brevard County School District Series C, COP, 5.00%, 7/1/2026	75,000	75,533
SEE NOTES TO FINANCIAL STATEMENTS.

216	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
Capital Trust Agency, Inc., Sustainability Bonds -The Marie, Rev., 4.00%, 6/15/2025 (e)	340,000	339,270
Central Florida Expressway Authority, Senior Lien
Series 2016B, Rev., 5.00%, 7/1/2025	170,000	171,196
Series 2016 B, Rev., 5.00%, 7/1/2026	95,000	97,794
Series 2019B, Rev., 5.00%, 7/1/2026	25,000	25,735
Series 2016 B, Rev., 5.00%, 7/1/2027	535,000	550,616
Series 2021, Rev., AGM, 5.00%, 7/1/2027	80,000	84,153
Series 2016 B, Rev., 5.00%, 7/1/2028	1,000,000	1,028,793
Series 2017, Rev., 5.00%, 7/1/2029	50,000	52,375
Series 2019 B, Rev., 5.00%, 7/1/2029	75,000	81,374
Central Florida Tourism Oversight District Series 2017A, GO, 5.00%, 6/1/2025	100,000	100,532
City of Gainesville Utilities System Series B, Rev., 5.00%, 10/1/2029	50,000	50,065
City of Gainesville, Utilities System Series 2017 A, Rev., 5.00%, 10/1/2028	1,000,000	1,054,521
City of Jacksonville
Series 2020 A, Rev., 5.00%, 10/1/2025	280,000	283,537
Series 2022A, Rev., 5.00%, 10/1/2025	75,000	75,947
Series 2023 A, Rev., 5.00%, 10/1/2025	100,000	101,263
Series 2024, Rev., 5.00%, 10/1/2025	720,000	729,095
Series B, Rev., 5.00%, 10/1/2025 (b)	130,000	131,601
Series 2015, Rev., 5.00%, 10/1/2026	20,000	20,233
Series A, Rev., 5.00%, 10/1/2026	25,000	25,886
City of Jacksonville, Health Care Facilities, Baptist Health Series 2019C, Rev., VRDO, 2.35%, 3/12/2025 (c)	18,600,000	18,600,000
City of Lakeland Department of Electric Utilities
Series 2016, Rev., 5.00%, 10/1/2025	25,000	25,313
Series 2010A, Rev., AGM, 5.25%, 10/1/2028	1,000,000	1,079,603
City of Lakeland, Department of Electric Utilities, Rev., 5.00%, 10/1/2026	310,000	316,935
City of Miami Beach Water and Sewer Series 2017, Rev., 5.00%, 9/1/2025	125,000	126,351
City of Orlando Series 2016 B, Rev., 5.00%, 10/1/2025	25,000	25,309
City of South Miami Health Facilities Authority, Inc., Baptist Health South Florida Obligated Group, Rev., 5.00%, 8/15/2028	45,000	47,102
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Florida — continued
City of Tallahassee, Energy System
Series 2020, Rev., 5.00%, 10/1/2025	130,000	131,695
Series 2020, Rev., 5.00%, 10/1/2027	85,000	90,035
Ciy of Jacksonville Sales Tax Series 2016, Rev., 5.00%, 10/1/2025	25,000	25,316
County of Broward, Airport System
Series Q-1, Rev., 5.00%, 10/1/2025	195,000	195,311
Series 2013C, Rev., 5.25%, 10/1/2026	100,000	100,183
County of Hillsborough, Community Investment Tax, Rev., 5.00%, 11/1/2025	160,000	162,401
County of Lee Series 2015, Rev., 5.00%, 10/1/2025	85,000	86,123
County of Lee Airport Series 2021 A, Rev., AMT, 5.00%, 10/1/2028	2,000,000	2,101,440
County of Manatee Series 2022, Rev., 5.00%, 10/1/2025	130,000	131,755
County of Miami-Dade
Series 2013-A, GO, 5.00%, 7/1/2025	85,000	85,612
Series 2016 A, GO, 5.00%, 7/1/2025	75,000	75,540
Series 2016 B, Rev., 5.00%, 4/1/2026	195,000	199,760
Series 2017A, Rev., 5.00%, 4/1/2026	40,000	40,976
Series 2016B, Rev., 5.00%, 4/1/2027	175,000	179,360
Series 2016 B, Rev., 5.00%, 4/1/2028	20,000	20,503
County of Miami-Dade, Aviation System
Series 2020 A, Rev., 5.00%, 10/1/2025	335,000	339,376
Series A, Rev., 5.00%, 10/1/2025	320,000	324,180
Series B, Rev., 5.00%, 10/1/2026	695,000	703,392
Series A, Rev., 5.00%, 10/1/2027	165,000	170,003
Series A, Rev., 5.00%, 10/1/2028	950,000	977,574
Series A, Rev., 5.00%, 10/1/2029	20,000	20,555
County of Miami-Dade, Building Better Communities Program
Series 2015B, GO, 5.00%, 7/1/2026	270,000	270,454
Series 2015-D, GO, 5.00%, 7/1/2026	45,000	46,353
Series 2015-D, GO, 5.00%, 7/1/2028	55,000	56,673
County of Miami-Dade, Transit System
Series 2015, Rev., 5.00%, 7/1/2025	80,000	80,468
Rev., 5.00%, 7/1/2026	225,000	226,406
County of Miami-Dade, Water and Sewer System
Series 2015, Rev., 5.00%, 10/1/2025	645,000	653,334
Series 2015, Rev., 5.00%, 10/1/2026	175,000	177,219
Series 2017 B, Rev., 5.00%, 10/1/2027	45,000	47,643
County of Seminole Water and Sewer Series 2015A, Rev., 5.00%, 10/1/2025	55,000	55,742
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	217

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
County of St. Lucie, Power and Light Co., Project, Rev., VRDO, 1.70%, 3/7/2025 (c)	35,750,000	35,750,000
Duval County Public Schools
Series 2022A, COP, AGM, 5.00%, 7/1/2025	400,000	402,880
Series 2022A, COP, AGM, 5.00%, 7/1/2026	365,000	375,880
Series 2015B, COP, 5.00%, 7/1/2027	20,000	20,137
Series 2022A, COP, AGM, 5.00%, 7/1/2028	55,000	58,707
Series 2022 A, COP, AGM, 5.00%, 7/1/2029	40,000	43,298
Escambia County School Board Series 2020A, COP, 5.00%, 2/1/2026	365,000	372,216
Florida Atlantic University Housing System Series 2016 A, Rev., 5.00%, 7/1/2028	1,070,000	1,094,914
Florida Department of Environmental Protection
Series 2016 A, Rev., 5.00%, 7/1/2025	100,000	100,737
Series 2017 A, Rev., 5.00%, 7/1/2025	130,000	130,957
Series 2015A, Rev., 5.00%, 7/1/2026	500,000	503,572
Series 2017 A, Rev., 5.00%, 7/1/2026	100,000	103,074
Series 2018A, Rev., 5.00%, 7/1/2026	220,000	226,762
Series 2019 B, Rev., 5.00%, 7/1/2026	195,000	200,993
Series 2016A, Rev., 5.00%, 7/1/2027	720,000	742,289
Series 2017 A, Rev., 5.00%, 7/1/2027	150,000	157,857
Series 2017A, Rev., 5.00%, 7/1/2028	175,000	187,371
Series 2018A, Rev., 5.00%, 7/1/2028	25,000	26,767
Florida Department of Management Services
Series 2015A, COP, 5.00%, 8/1/2025	260,000	262,326
Series 2017A, Rev., 5.00%, 9/1/2025	75,000	75,814
Series 2018A, COP, 5.00%, 11/1/2026	320,000	331,731
Series 2018 A, COP, 5.00%, 11/1/2027	880,000	930,445
Series 2018A, COP, 5.00%, 11/1/2028	20,000	21,531
Series 2018A, COP, 5.00%, 11/1/2029	50,000	54,743
Florida Gulf Coast University Financing Corp., Housing Project Series 2008A, Rev., VRDO, LOC : TD Bank NA, 2.35%, 3/12/2025 (c)	8,800,000	8,800,000
Florida Higher Educational Facilities Financial Authority, Rollins College Project Series 2012B, Rev., 3.13%, 12/1/2025	100,000	99,756
Florida Housing Finance Corp., Culmer Apartments Series 2023C, Rev., 5.00%, 12/1/2025 (c)	4,665,000	4,727,760
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Florida — continued
Florida Housing Finance Corp., Hampton Point Apartments Series 2023E, Rev., 5.00%, 5/1/2025 (c)	3,005,000	3,013,665
Florida Municipal Power Agency, All-Requirements Power Supply Project
Series 2015B, Rev., 5.00%, 10/1/2025	600,000	607,579
Series 2017A, Rev., 5.00%, 10/1/2025	340,000	344,295
Series 2015B, Rev., 5.00%, 10/1/2026	1,080,000	1,093,385
Series 2016A, Rev., 5.00%, 10/1/2026	680,000	703,790
Series 2017 A, Rev., 5.00%, 10/1/2026	75,000	77,624
Series 2016A, Rev., 5.00%, 10/1/2027	170,000	175,204
Series 2017 A, Rev., 5.00%, 10/1/2027	150,000	157,240
Series 2018A, Rev., 4.00%, 10/1/2028	115,000	117,818
Series 2015B, Rev., 5.00%, 10/1/2028	1,000,000	1,011,627
Series 2016A, Rev., 5.00%, 10/1/2028	2,240,000	2,308,572
Series 2016A, Rev., 5.00%, 10/1/2029	3,025,000	3,116,186
Fort Pierce Utilities Authority Series 2022A, Rev., AGM, 5.00%, 10/1/2027	175,000	184,025
FSU Financial Assistance, Inc. Series 2012C, Rev., 3.00%, 10/1/2025	100,000	99,889
Greater Orlando Aviation Authority Series 2017A, Rev., AMT, 5.00%, 10/1/2027 (b)	1,365,000	1,428,007
Halifax Hospital Medical Center Series 2015, Rev., 5.00%, 6/1/2025 (b)	300,000	301,593
Hillsborough County Aviation Authority, Tampa International Airport Series 2022A, Rev., AMT, 5.00%, 10/1/2027	3,000,000	3,132,067
Hillsborough County School Board, Master Lease Program, COP, 5.00%, 7/1/2029	3,100,000	3,312,710
JEA Electric System
Series 2017B, Rev., 5.00%, 10/1/2027	7,000,000	7,378,822
Series 2020 A, Rev., 5.00%, 10/1/2028	145,000	156,137
Series 2017B, Rev., 5.00%, 10/1/2029	75,000	79,009
JEA Water and Sewer System
Series 2008A-1, Rev., VRDO, LIQ : US Bank NA, 1.50%, 3/3/2025 (c)	12,100,000	12,100,000
Series 2017 A, Rev., 5.00%, 10/1/2025	25,000	25,348
Lee County School Board (The)
Series 2024 A, COP, 5.00%, 8/1/2025	40,000	40,388
Series 2014B, COP, 5.00%, 8/1/2026	25,000	25,038
Series 2019A, COP, 5.00%, 8/1/2026	215,000	222,178
Miami Beach Redevelopment Agency Series A, Rev., 5.00%, 2/1/2028	575,000	577,199
Miami-Dade County Educational Facilities Authority Series 2015A, Rev., 5.00%, 4/1/2025	1,000,000	1,001,577
SEE NOTES TO FINANCIAL STATEMENTS.

218	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
Miami-Dade County Expressway Authority, Toll System
Series 2014 A, Rev., 5.00%, 7/1/2027	375,000	378,004
Series 2014B, Rev., 5.00%, 7/1/2027	1,000,000	1,008,010
Series 2016A, Rev., 5.00%, 7/1/2028	120,000	123,059
Series 2014 A, Rev., 5.00%, 7/1/2029	150,000	151,052
Series 2016 A, Rev., 5.00%, 7/1/2029	25,000	25,611
Miami-Dade County Housing Finance Authority, Quail Roost Transit Village Series 2023, Rev., 5.00%, 9/1/2025 (c)	2,985,000	3,011,522
Miami-Dade County Housing Finance Authority, Santa Clara II Apartments Series 2023, Rev., 5.00%, 10/1/2025 (c)	5,225,000	5,279,273
Okaloosa County School Board Series 2022 A, COP, 5.00%, 10/1/2027	25,000	26,378
Orange County Convention Center
Series 2016 B, Rev., 5.00%, 10/1/2026	60,000	62,094
Series 2017, Rev., 5.00%, 10/1/2027	135,000	142,337
Series 2017, Rev., 5.00%, 10/1/2028	35,000	37,515
Orange County Health Facilities Authority, Orlando Health Obligated Group
Series 2019B, Rev., 5.00%, 10/1/2025	1,085,000	1,098,358
Series 2019B, Rev., 5.00%, 10/1/2026	100,000	103,411
Series 2023A, Rev., 5.00%, 10/1/2028	55,000	58,912
Series 2023A, Rev., 5.00%, 10/1/2029	55,000	59,812
Orange County School Board
Series 2015 C, COP, 5.00%, 8/1/2025 (b)	200,000	201,777
Series 2015C, COP, 5.00%, 8/1/2025 (b)	965,000	973,575
Series 2015D, COP, 5.00%, 8/1/2025	60,000	60,554
Series 2015D, COP, 5.00%, 8/1/2025 (b)	790,000	797,183
Series 2016C, COP, 5.00%, 8/1/2026 (b)	1,000,000	1,030,512
Series 2017B, COP, 5.00%, 8/1/2026	250,000	257,854
Series 2016B, COP, 5.00%, 8/1/2027	100,000	102,927
Orlando Utilities Commission
Series 2012A, Rev., 5.00%, 10/1/2025	310,000	314,023
Series 2018 A, Rev., 5.00%, 10/1/2025	435,000	440,645
Series 2020A, Rev., 5.00%, 10/1/2026	60,000	62,156
Series 2020A, Rev., 5.00%, 10/1/2027	50,000	53,000
Orlando Utilities Commission, Utility System Series 2013A, Rev., 5.00%, 10/1/2025	770,000	779,993
Palm Beach County School District
Series 2014B, COP, 5.00%, 8/1/2025	340,000	343,238
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Florida — continued
Series 2015B, COP, 5.00%, 8/1/2025	45,000	45,429
Series 2017B, COP, 5.00%, 8/1/2025	180,000	181,714
Series 2018 A, COP, 5.00%, 8/1/2025	280,000	282,666
Series 2018 B, COP, 5.00%, 8/1/2025	50,000	50,476
Series 2018 C, COP, 5.00%, 8/1/2025	50,000	50,476
Series 2015B, COP, 5.00%, 8/1/2027	50,000	50,378
Series 2015D, COP, 5.00%, 8/1/2027	115,000	115,870
Series 2015B, COP, 5.00%, 8/1/2028	30,000	30,221
Series 2018B, COP, 5.00%, 8/1/2028	115,000	123,545
Pasco County School Board
Series 2022A, COP, 5.00%, 8/1/2025	1,690,000	1,704,353
Series 2022A, COP, 5.00%, 8/1/2027	90,000	94,466
Polk County School District Series 2019, Rev., 5.00%, 10/1/2025	370,000	374,994
Sarasota County School Board, Florida Certificates of Participation Master Lease Program
Series 2022A, COP, 5.00%, 7/1/2026	35,000	36,039
Series 2023A, COP, 5.00%, 7/1/2029	20,000	21,751
School Board of Miami-Dade County (The), Florida Certificates of Participation
Series 2015A, COP, 5.00%, 5/1/2025 (b)	480,000	481,624
Series 2015A, COP, 5.00%, 5/1/2025	1,330,000	1,334,499
Series 2015A, COP, AGM, 5.00%, 5/1/2025	330,000	331,116
Series 2015B, COP, 5.00%, 5/1/2025	95,000	95,321
Series 2015C, COP, 5.00%, 5/1/2025	3,480,000	3,491,969
Series 2015D, COP, 5.00%, 5/1/2025	625,000	627,115
Series 2015D, COP, 5.00%, 2/1/2026	1,320,000	1,346,936
Series 2015A, COP, 5.00%, 7/1/2026	535,000	538,240
Series 2016 B, COP, 5.00%, 8/1/2026	25,000	25,792
Series 2015D, COP, 5.00%, 2/1/2027	2,400,000	2,443,692
Series 2016B, COP, 5.00%, 8/1/2027	95,000	97,761
Series 2015 D, COP, 5.00%, 2/1/2028	190,000	193,572
School District of Broward County, Florida Certificates of Participation
Series 2015A, COP, 5.00%, 7/1/2025	80,000	80,560
Series 2015B, COP, 5.00%, 7/1/2025	335,000	337,346
Series C, COP, 5.00%, 7/1/2025	45,000	45,315
Series A, COP, 5.00%, 7/1/2026	40,000	41,171
Series C, COP, 5.00%, 7/1/2026	20,000	20,586
Series 2015B, COP, 5.00%, 7/1/2027	150,000	150,990
Series A, COP, 5.00%, 7/1/2027	1,070,000	1,099,443
Series B, COP, 5.00%, 7/1/2027	375,000	385,319
Series 2015A, COP, 5.00%, 7/1/2028	570,000	573,237
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	219

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
Series 2015A, COP, AGM, 5.00%, 7/1/2028	495,000	498,235
Series A, COP, 5.00%, 7/1/2028	350,000	358,985
Series 2015A, COP, 5.00%, 7/1/2029	60,000	60,305
Series 2019A, COP, 5.00%, 7/1/2029	130,000	141,822
Series 2019B, COP, 5.00%, 7/1/2029	75,000	81,820
South Broward Hospital District, Memorial Healthcare System, Rev., 4.00%, 5/1/2026	215,000	217,705
South Florida Water Management District, COP, 5.00%, 10/1/2025	130,000	131,672
State of Florida Board of Education, Public Education Capital Outlay
Series 2016 E, GO, 5.00%, 6/1/2025	185,000	186,039
Series 2017 C, GO, 5.00%, 6/1/2025	45,000	45,253
Series 2023 A, GO, 5.00%, 6/1/2025	100,000	100,562
Series 2015A, GO, 5.00%, 6/1/2026	35,000	35,062
Series 2017B, GO, 5.00%, 6/1/2026	30,000	30,890
Series 2023A, GO, 5.00%, 6/1/2026	155,000	159,598
Series 2021 B, GO, 5.00%, 7/1/2026	50,000	51,543
State of Florida Department of Education
Series 2018A, Rev., 5.00%, 7/1/2025	1,000,000	1,006,358
Series 2018A, Rev., 5.00%, 7/1/2027	65,000	67,940
State of Florida Department of Transportation
Series 2019A, Rev., 5.00%, 7/1/2025	25,000	25,180
Series 2019A, Rev., 5.00%, 7/1/2026	40,000	41,203
Series 2019A, Rev., 5.00%, 7/1/2027	45,000	47,336
Series 2021 A, Rev., 5.00%, 7/1/2027	60,000	63,115
Series 2019A, Rev., 5.00%, 7/1/2028	25,000	26,784
State of Florida Department of Transportation Turnpike System
Series 2018 A, Rev., 5.00%, 7/1/2025	20,000	20,153
Series 2019 A, Rev., 5.00%, 7/1/2025	30,000	30,229
Series 2021B, Rev., 5.00%, 7/1/2025	400,000	403,052
Series 2016B, Rev., 2.50%, 7/1/2026	20,000	19,854
Series 2018 A, Rev., 5.00%, 7/1/2026	125,000	128,975
Series 2021B, Rev., 5.00%, 7/1/2026	25,000	25,795
Series 2024A, Rev., 6.00%, 7/1/2029	20,000	22,629
State of Florida Department of Transportation, Indirect Garvees Series 2019A, Rev., 5.00%, 7/1/2029	160,000	174,073
State of Florida Lottery
Series 2016 A, Rev., 5.00%, 7/1/2025	90,000	90,690
Series 2017 A, Rev., 5.00%, 7/1/2028	45,000	48,389
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Florida — continued
State of Florida, Department of Transportation Roght of Way Acquisition and Bridge Construction Series 2017A, GO, 5.00%, 7/1/2025	50,000	50,370
State of Florida, Public Education Capital Outlay
Series 2015 A, GO, 5.00%, 6/1/2025	210,000	210,681
Series 2015 F, GO, 5.00%, 6/1/2025	60,000	60,326
Series 2016 B, GO, 5.00%, 6/1/2025	475,000	477,668
Series 2017 C, GO, 5.00%, 6/1/2026	20,000	20,593
State of Florida, Right of Way Acquisition and Bridge Construction Series 2019 A, GO, 5.00%, 7/1/2026	40,000	41,235
State of Florida, State Board of Education, Lottery Series 2014A, Rev., 3.00%, 7/1/2025	70,000	70,000
Tampa Bay Water, Regional Water Supply Authority, Utility System Series 2016C, Rev., 5.00%, 10/1/2025	40,000	40,540
Tohopekaliga Water Authority, Utility System, Rev., 5.00%, 10/1/2025	180,000	182,388
Volusia County School Board, Master Lease Program Series 2021A, COP, 5.00%, 8/1/2025	150,000	151,354
Total Florida		171,223,149
Georgia — 0.3%
Albany-Dougherty Payroll Development Authority, Procter & Gamble Paper Products Series 1999, Rev., 5.20%, 5/15/2028	25,000	26,441
City of Atlanta Department of Aviation Series 2020A, Rev., 5.00%, 7/1/2025	35,000	35,260
City of Atlanta Water and Wastewater
Series 2015, Rev., 5.00%, 5/1/2025 (b)	65,000	65,225
Series 2015, Rev., 5.00%, 11/1/2025	95,000	95,347
Series 2004, Rev., AGM, 5.75%, 11/1/2025	20,000	20,403
Series 2017 A, Rev., 5.00%, 11/1/2027 (b)	60,000	63,561
Series 2018 C, Rev., 5.00%, 11/1/2027 (b)	30,000	31,781
Series 2004, Rev., AGM, 5.75%, 11/1/2027	1,350,000	1,457,161
City of Atlanta, Water and Wastewater, Rev., 5.00%, 11/1/2026	130,000	130,486
Cobb County Kennestone Hospital Authority, Wellstar Health System, Inc., Project Series 2020B, Rev., 5.00%, 4/1/2025	500,000	500,764
SEE NOTES TO FINANCIAL STATEMENTS.

220	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Georgia — continued
Columbus Medical Center Hospital Authority, Piedmont Healthcare Inc., Project Series 2019A, Rev., 5.00%, 7/1/2026 (c)	235,000	239,131
County of Carroll Series 2021, GO, 5.00%, 6/1/2026	135,000	138,837
County of DeKalb, Special Transportation, Parks and Greenspace and Libraries Tax, GO, 5.00%, 12/1/2025	40,000	40,687
County of DeKalb, Water and Sewerage Series 2006 B, Rev., 5.25%, 10/1/2025	20,000	20,294
Development Authority for Fulton County Series 2017B, Rev., 5.00%, 11/1/2025	100,000	101,543
Development Authority of Burke County (The), Georgia Power Co. Plant Vogtle Project Series 2012-2, Rev., 3.30%, 8/21/2029 (c)	3,250,000	3,256,287
Floyd County Hospital Authority, Floyd Medical Center Project, Rev., GTD, 5.00%, 7/1/2026 (b)	20,000	20,561
Georgia State Road and Tollway Authority Series 2020, Rev., 5.00%, 6/1/2026	60,000	61,765
Henry County School District
Series 2016, GO, 5.00%, 8/1/2025	50,000	50,478
Series 2016, GO, 4.00%, 8/1/2026 (b)	20,000	20,377
Metropolitan Atlanta Rapid Transit Authority Series 2023B, Rev., 5.00%, 7/1/2025	20,000	20,149
Metropolitan Atlanta Rapid Transit Authority, Sales Tax Series 2017 D, Rev., 4.00%, 7/1/2029	1,275,000	1,303,864
Municipal Electric Authority of Georgia Project Series 2016 A, Rev., 5.00%, 1/1/2026	265,000	269,404
Private Colleges and Universities Authority, Emory University
Series 2020 B, Rev., 5.00%, 9/1/2025	670,000	677,386
Series 2019 A, Rev., 5.00%, 9/1/2026	25,000	25,845
State of Georgia
Series 2020 A, GO, 5.00%, 8/1/2025	160,000	161,557
Series 2016 E, GO, 5.00%, 12/1/2025	65,000	66,159
Series 2018 A, GO, 5.00%, 7/1/2026	55,000	56,734
Series 2016A, GO, 5.00%, 2/1/2027	25,000	25,537
Walton County School District Series 2012, GO, 5.25%, 8/1/2025	50,000	50,496
Total Georgia		9,033,520
Hawaii — 0.0% ^
City and County Honolulu Wastewater System, First Resolution Series B, Rev., 4.00%, 7/1/2032	250,000	250,440
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Hawaii — continued
City and County of Honolulu
Series A, GO, 5.00%, 9/1/2025	25,000	25,290
Series A, GO, 5.00%, 10/1/2025	20,000	20,271
Series 2012C, GO, 3.00%, 11/1/2025	175,000	174,997
City and County of Honolulu, Rail Transit Project
Series 2019 A, GO, 5.00%, 9/1/2025	145,000	146,682
Series 2020 B, GO, 5.00%, 3/1/2026	25,000	25,591
Series 2021 E, GO, 5.00%, 3/1/2026	350,000	358,274
City and County of Honolulu, Wastewater System Series B, Rev., 5.00%, 7/1/2025	100,000	100,757
County of Maui Series 2018, GO, 5.00%, 9/1/2025	40,000	40,462
State of Hawaii
Series EY, GO, 5.00%, 10/1/2025	55,000	55,781
Series EZ, GO, 5.00%, 10/1/2025	85,000	86,206
Series FG, GO, 5.00%, 10/1/2025	25,000	25,355
Series FN, GO, 5.00%, 10/1/2025	25,000	25,355
Series FH, GO, 5.00%, 10/1/2026	35,000	36,307
Series ET, GO, 5.00%, 10/1/2028	25,000	25,316
Series 2016 FB, GO, 4.00%, 4/1/2029	125,000	126,411
Series EO, GO, 5.00%, 8/1/2029	40,000	40,063
State of Hawaii State Highway Fund Series B, Rev., 5.00%, 1/1/2028	35,000	36,009
Total Hawaii		1,599,567
Idaho — 0.1%
Ada and Canyon Counties Joint School District No. 2 Meridian Series 2015, GO, 5.00%, 8/15/2025 (b)	2,515,000	2,538,933
Idaho Health Facilities Authority, Trinity Health Series 2015ID, Rev., 5.50%, 12/1/2027	95,000	95,575
Idaho Housing and Finance Association, Federal Highway Trust
Series 2015A, Rev., 5.00%, 7/15/2025	245,000	247,036
Series 2015A, Rev., 5.00%, 7/15/2026	70,000	72,225
Idaho Housing and Finance Association, Single Family Mortgage Series 2009A, Class I, Rev., VRDO, 2.43%, 3/12/2025 (c)	565,000	565,000
Total Idaho		3,518,769
Illinois — 3.4%
Chicago O'Hare International Airport, General Airport, Senior Lien
Series 2020B, Rev., 5.00%, 1/1/2026	40,000	40,698
Series 2022D, Rev., 5.00%, 1/1/2026	215,000	218,750
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	221

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Illinois — continued
Series E, Rev., 5.00%, 1/1/2026	225,000	228,925
Series 2022D, Rev., 5.00%, 1/1/2027	30,000	31,164
Series A, Rev., 5.00%, 1/1/2027	70,000	72,716
Series C, Rev., 5.00%, 1/1/2027	310,000	315,491
Series C, Rev., 5.00%, 1/1/2028	750,000	762,815
Series C, Rev., 5.00%, 1/1/2028	60,000	62,234
Series E, Rev., 5.25%, 1/1/2028	125,000	130,207
Series C, Rev., 5.00%, 1/1/2029	180,000	183,019
City of Chicago Series 1999, GO, NATL - RE, Zero Coupon, 1/1/2027 (b)	3,900,000	3,691,490
City of Decatur
GO, 4.00%, 3/1/2025	195,000	195,000
GO, 4.00%, 3/1/2026	340,000	343,777
GO, 4.00%, 3/1/2027	200,000	204,366
City of Springfield Electric, Senior Lien Series 2015, Rev., 5.00%, 3/1/2025	630,000	630,000
City of Springfield, Electric System, Senior Lien
Rev., 5.00%, 3/1/2025	3,195,000	3,195,000
Series 2015, Rev., 5.00%, 3/1/2025	130,000	130,000
Cook Kane Lake and McHenry Counties Community College District No. 512, William Rainey Harper College Series 2017B, GO, 5.00%, 12/1/2027	375,000	396,503
County of Cook
Series 2021 A, GO, 5.00%, 11/15/2025	75,000	76,082
Series 2022 A, GO, 5.00%, 11/15/2025	370,000	375,340
Series 2021B, GO, 4.00%, 11/15/2026	120,000	122,280
Series 2016 A, GO, 5.00%, 11/15/2027	45,000	46,647
Series 2021A, GO, 5.00%, 11/15/2028	110,000	117,974
County of Will Series 2016, GO, 5.00%, 11/15/2025 (b)	120,000	121,918
Du Page Cook and Will Counties Community College District No. 502 Series 2023, GO, 5.00%, 6/1/2026	595,000	611,387
Illinois Development Finance Authority, Solid waste Management, Inc. Project, Rev., AMT, 4.25%, 11/3/2025 (c)	10,500,000	10,540,844
Illinois Finance Authority, Advocate Healthcare Series 2015, Rev., 5.00%, 5/1/2025 (b)	2,055,000	2,061,616
Illinois Finance Authority, Clean Water Initiative Revolving
Series 2016, Rev., 4.00%, 7/1/2025	20,000	20,082
Series 2019, Rev., 5.00%, 1/1/2026	285,000	290,408
Series 2020, Rev., 5.00%, 1/1/2026	40,000	40,759
Series 2020, Rev., 5.00%, 7/1/2026	75,000	77,295
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Illinois — continued
Series 2020, Rev., 5.00%, 1/1/2029	35,000	37,786
Illinois Finance Authority, Edward Elmhurst Healthcare Series 2017 A, Rev., 5.00%, 1/1/2027 (b)	410,000	426,958
Illinois Finance Authority, Northwestern Memorial Healthcare
Series 2017A, Rev., 5.00%, 7/15/2025	50,000	50,372
Series 2017A, Rev., 5.00%, 7/15/2028	20,000	21,190
Illinois Finance Authority, Northwestern University Series 2015, Rev., 5.00%, 12/1/2026	80,000	81,214
Illinois Finance Authority, Plymouth Place, Inc. Series 2015, Rev., 5.25%, 5/15/2025 (b)	2,575,000	2,586,578
Illinois Finance Authority, Presbyterian Homes Obligated Group Series 2021B, Rev., (SIFMA Municipal Swap Index Yield + 0.70%), 2.95%, 3/13/2025 (d)	5,790,000	5,736,186
Illinois Finance Authority, Presence Health Network
Series 2016 C, Rev., 4.00%, 2/15/2027 (b)	1,355,000	1,381,454
Series 2016 C, Rev., 5.00%, 2/15/2028	520,000	541,302
Illinois Finance Authority, Rush University Medical Center Obligated Group
Series 2015A, Rev., 5.00%, 11/15/2025	1,140,000	1,144,153
Series 2015A, Rev., 5.00%, 11/15/2027	185,000	185,679
Series 2015A, Rev., 5.00%, 11/15/2028	175,000	175,619
Illinois Finance Authority, State Clean Water Initiative
Series 2017, Rev., 5.00%, 7/1/2025	295,000	297,163
Series 2016, Rev., 4.00%, 7/1/2026	110,000	111,181
Series 2019, Rev., 5.00%, 7/1/2026	205,000	211,273
Series 2016, Rev., 5.00%, 1/1/2027	20,000	20,380
Series 2017, Rev., 5.00%, 7/1/2027	170,000	176,827
Series 2016, Rev., 5.00%, 1/1/2028	345,000	351,027
Illinois Finance Authority, Swedish Covenant Hospital
Series 2016A, Rev., 5.00%, 8/15/2026 (b)	380,000	391,364
Series 2016 A, Rev., 5.25%, 8/15/2026 (b)	1,060,000	1,095,437
Illinois Finance Authority, The Carle Foundation
Series 2021A, Rev., 5.00%, 8/15/2025	85,000	85,704
Series 2021A, Rev., 5.00%, 8/15/2027	210,000	220,067
Series 2021A, Rev., 5.00%, 8/15/2028	270,000	287,687
SEE NOTES TO FINANCIAL STATEMENTS.

222	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Illinois — continued
Illinois Finance Authority, Uchicago Medicine Series 2022B-2, Rev., 5.00%, 8/15/2027 (c)	3,000,000	3,122,697
Illinois Finance Authority, University of Chicago
Series 2015A, Rev., 5.00%, 10/1/2025 (b)	27,020,000	27,345,053
Series 2020 A, Rev., 5.00%, 4/1/2026	25,000	25,601
Illinois Housing Development Authority, Rev., FHA, 4.00%, 6/1/2025 (c)	2,935,000	2,939,575
Illinois Municipal Electric Agency, Power Supply System
Series 2015A, Rev., 5.00%, 2/1/2026	355,000	357,872
Series 2015A, Rev., 5.00%, 2/1/2028	25,000	25,188
Series 2015A, Rev., 5.00%, 2/1/2029	90,000	90,650
Illinois State Toll Highway Authority
Series 2018 A, Rev., 5.00%, 1/1/2026	60,000	61,114
Series 2019 B, Rev., 5.00%, 1/1/2026	180,000	183,341
Series 2018 A, Rev., 5.00%, 1/1/2028	180,000	191,068
Series 2019 B, Rev., 5.00%, 1/1/2028	20,000	21,230
Series 2019C, Rev., 5.00%, 1/1/2028	165,000	175,146
Series 2018 A, Rev., 5.00%, 1/1/2029	100,000	108,034
Series 2019 C, Rev., 5.00%, 1/1/2030	45,000	49,401
Kane McHenry Cook and De Kalb Counties Unit School District No. 300 Series 2015, GO, 4.00%, 5/1/2025	100,000	100,018
Northern Illinois Municipal Power Agency
Series 2016 A, Rev., 5.00%, 12/1/2026	45,000	46,646
Series 2016 A, Rev., 5.00%, 12/1/2029	50,000	51,705
Railsplitter Tobacco Settlement Authority
Rev., 5.00%, 6/1/2025 (b)	1,360,000	1,367,222
Series 2017, Rev., 5.00%, 6/1/2026 (b)	1,430,000	1,470,213
Regional Transportation Authority
Series 2017 A, Rev., 5.00%, 7/1/2025	275,000	276,906
Series 2003 A, Rev., NATL - RE, 5.50%, 7/1/2025	80,000	80,684
State of Illinois
Series 2021A, GO, 5.00%, 3/1/2025	85,000	85,000
Series 2021B, GO, 5.00%, 3/1/2025	50,000	50,000
Series 2022B, GO, 5.00%, 3/1/2025	1,520,000	1,520,000
Series 2018B, GO, 5.00%, 10/1/2025	35,000	35,422
Series 2020B, GO, 5.00%, 10/1/2025	40,000	40,483
Series 2020D, GO, 5.00%, 10/1/2025	75,000	75,905
Series 2017D, GO, 5.00%, 11/1/2025	4,050,000	4,105,809
Series 2017A, GO, 5.00%, 12/1/2025	250,000	253,874
GO, 5.00%, 2/1/2026	25,000	25,474
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Illinois — continued
Series 2021A, GO, 5.00%, 3/1/2026	150,000	153,101
Series 2022A, GO, 5.00%, 3/1/2026	20,000	20,413
Series 2016-6, GO, 5.00%, 6/1/2026	585,000	599,943
Series 2023D, GO, 5.00%, 7/1/2026	780,000	801,186
Series 2018B, GO, 5.00%, 10/1/2026	225,000	232,187
Series 2020B, GO, 5.00%, 10/1/2026	1,305,000	1,346,686
Series 2017D, GO, 5.00%, 11/1/2026	19,825,000	20,488,955
Series 2019 A, GO, 5.00%, 11/1/2026	80,000	82,679
Series 2016, GO, 5.00%, 2/1/2027	825,000	856,452
Series 2022A, GO, 5.00%, 3/1/2027	50,000	51,983
Series 2017D, GO, 5.00%, 11/1/2027	1,925,000	2,023,367
Series 2021 C, GO, 4.00%, 3/1/2028	175,000	179,872
Series 2022B, GO, 5.00%, 3/1/2028	50,000	52,828
Series 2023D, GO, 5.00%, 7/1/2028	75,000	79,631
Series 2020B, GO, 5.00%, 10/1/2028	175,000	186,471
Series 2017D, GO, 5.00%, 11/1/2028	510,000	535,118
Series 2021A, GO, 5.00%, 12/1/2028	50,000	53,399
Series 2018A, GO, 5.00%, 5/1/2029	125,000	132,142
Series 2021A, GO, 5.00%, 12/1/2029	65,000	70,366
State of Illinois, Sales Tax
Series 2013, Rev., 5.00%, 6/15/2026	1,865,000	1,867,440
Series 2021 A, Rev., 4.00%, 6/15/2028	20,000	20,521
Series 2021A, Rev., 4.00%, 6/15/2029	55,000	56,771
University of Illinois Series C, COP, 5.00%, 3/15/2025	1,250,000	1,250,676
Total Illinois		116,374,906
Indiana — 0.4%
Carmel Local Public Improvement Bond Bank Series 2021A, Rev., 4.00%, 7/15/2025	65,000	65,255
City of Indianapolis Department of Public Utilities Gas Utility, Second Lien
Series 2017 A, Rev., 5.00%, 8/15/2025	395,000	398,989
Series 2017 A, Rev., 5.00%, 8/15/2026	35,000	36,160
Series 2017 A, Rev., 5.00%, 8/15/2027	110,000	115,999
City of Indianapolis, Department of Public Utilities Water System
Series 2018 A, Rev., 5.00%, 10/1/2025	25,000	25,326
Series 2018A, Rev., 5.00%, 10/1/2026	25,000	25,902
City of Whiting, BP Products North America, Inc. Project Series 2019A, Rev., AMT, 5.00%, 6/5/2026 (c)	2,900,000	2,944,497
GCS School Building Corp. One, Unlimited Ad Valorem Property Tax First Mortgage, Rev., 5.00%, 1/15/2026	45,000	45,763
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	223

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Indiana — continued
Indiana Finance Authority
Series 2019 A, Rev., 5.00%, 2/1/2027	20,000	20,905
Series 2016 C, Rev., 5.00%, 6/1/2027	180,000	187,035
Indiana Finance Authority, Community Foundation Of Northern Indiana Obligated Group Series 2016, Rev., 5.00%, 9/1/2026	210,000	215,979
Indiana Finance Authority, CWA Authority Project
Series 2021-2, Rev., 5.00%, 10/1/2025	70,000	70,896
Series 2021-2, Rev., 5.00%, 10/1/2027	20,000	21,093
Indiana Finance Authority, Deaconess Health System
Series 2015A, Rev., 4.00%, 3/1/2025 (b)	135,000	135,000
Series 2016 A, Rev., 4.00%, 9/1/2026 (b)	1,065,000	1,085,530
Indiana Finance Authority, Franciscan Alliance, Inc., Obligated Group Series 2017 B, Rev., 5.00%, 11/1/2026	100,000	103,387
Indiana Finance Authority, Goshen Health Series 2019B, Rev., 2.10%, 11/1/2026 (c)	60,000	58,320
Indiana Finance Authority, Indiana University Health Obligated Group Series 2019B, Rev., 2.25%, 7/1/2025 (c)	3,775,000	3,755,527
Indiana Finance Authority, State Revolving Program
Series 2017 C, Rev., 5.00%, 2/1/2026	215,000	219,622
Series 2019 A, Rev., 5.00%, 2/1/2026	45,000	45,967
Series E, Rev., 5.00%, 2/1/2026	50,000	51,075
Series D, Rev., 5.00%, 8/1/2026 (b)	140,000	144,567
Indiana Health Facility Financing Authority, Ascension Health Credit Group Series 2005A-7, Rev., 4.00%, 10/1/2025	30,000	30,211
Indiana Municipal Power Agency, Power Supply System
Series 2016C, Rev., 5.00%, 1/1/2027	245,000	251,774
Series 2016C, Rev., 5.00%, 1/1/2028	975,000	1,002,773
Series 2016 C, Rev., 5.00%, 1/1/2029	80,000	82,279
Indiana University
Series 2015 A, Rev., 5.00%, 6/1/2026	100,000	100,529
Series 2016 A, Rev., 5.00%, 6/1/2028	20,000	20,574
Indianapolis Local Public Improvement Bond Bank Series 2021A, Rev., 5.00%, 6/1/2025	190,000	190,963
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Indiana — continued
Ivy Tech Community College of Indiana, Student Fee Series W, Rev., 5.00%, 7/1/2025	205,000	206,472
Penn High School Building Corp., Mishawaka St. Joseph County Indiana, Ad Valorem Property Tax Series 2024B, Rev., 5.00%, 7/15/2025	900,000	906,250
Purdue University
Series 2016 CC, Rev., 5.00%, 7/1/2026	30,000	30,908
Series EE, Rev., 5.00%, 7/1/2026	60,000	61,816
Winfield Building Corp., Indiana Lease Rental, Sewage Works Treatment Plant Project
Series 2020B, Rev., 4.00%, 7/15/2025	40,000	40,135
Series 2020A, Rev., 4.00%, 1/15/2026	110,000	110,931
Series 2020B, Rev., 4.00%, 1/15/2026	40,000	40,339
Total Indiana		12,848,748
Iowa — 1.9%
City of Shenandoah, Iowa Sewer Capital Loan Project, Rev., 4.00%, 6/30/2026	17,100,000	17,244,550
County of Polk Series 2024 A, GO, AMT, 5.00%, 6/1/2030	2,170,000	2,360,147
Iowa Finance Authority, Midwestern Disaster Area, Archer-Daniels-Midland Co. Project, Rev., VRDO, 2.30%, 3/12/2025 (c)	21,600,000	21,600,000
Iowa Finance Authority, State Revolving Series 2015, Rev., 5.00%, 8/1/2025	95,000	95,905
State of Iowa Board of Regents, University of Iowa, Hospitals and Clinics Series S, Rev., 5.00%, 9/1/2025	25,000	25,274
State of Iowa, Ijobs Program
Series 2016A, Rev., 5.00%, 6/1/2025	590,000	592,985
Series 2016A, Rev., 5.00%, 6/1/2027	20,000	20,557
University of Iowa (The), Parking System Series 2023, Rev., BAN, 3.50%, 7/1/2026	24,140,000	24,149,827
Total Iowa		66,089,245
Kansas — 0.5%
Butler County Unified School District No. 385 Andover
Series 2017, GO, 4.00%, 9/1/2025	50,000	50,286
Series 2017, GO, 4.00%, 9/1/2027	2,000,000	2,058,152
City of Derby Series 2024-1, GO, 4.00%, 12/1/2026	4,180,000	4,208,736
City of Wichita Water and Sewer Utility Series 2016 B, Rev., 5.00%, 10/1/2025	30,000	30,370
SEE NOTES TO FINANCIAL STATEMENTS.

224	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Kansas — continued
County of Johnson Series 2018 A, GO, 5.00%, 9/1/2025	65,000	65,728
Franklin County Unified School District No. 290 Ottawa Series A, GO, 4.00%, 9/1/2025 (b)	55,000	55,338
Johnson County Unified School District No. 512 Shawnee Mission Series 2015A, GO, 5.00%, 10/1/2025 (b)	20,000	20,246
Kansas Development Finance Authority Series 2020 B, Rev., 5.00%, 5/1/2028	35,000	37,462
Kansas Development Finance Authority, AdventHealth Series 2021 B, Rev., 5.00%, 11/15/2028 (c)	7,185,000	7,669,431
Rice County Unified School District No. 376 Sterling Series 2015, GO, AGM, 4.00%, 9/1/2025 (b)	1,200,000	1,206,794
Seward County Unified School District No. 480 Liberal Series 2017-B, GO, 5.00%, 9/1/2025 (b)	25,000	25,282
State of Kansas Department of Transportation
Series 2015B, Rev., 5.00%, 9/1/2025	155,000	156,774
Series 2018 A, Rev., 5.00%, 9/1/2025	50,000	50,572
Series 2015B, Rev., 5.00%, 9/1/2026	30,000	30,338
Series 2018 A, Rev., 5.00%, 9/1/2026	30,000	31,053
Series 2018 A, Rev., 5.00%, 9/1/2027	20,000	21,150
Series 2015B, Rev., 5.00%, 9/1/2029	75,000	75,773
Total Kansas		15,793,485
Kentucky — 1.1%
County of Knott, Solid Waste Water Project Series 2024, Rev., AMT, 4.00%, 4/1/2025 (c) (e)	24,795,000	24,802,081
County of Trimble Series 2023 A, Rev., AMT, 4.70%, 6/1/2027 (c)	1,000,000	1,014,620
Kentucky Asset Liability Commission, Federal Highway Trust Fund
Series 2015A, Rev., 5.00%, 9/1/2025	245,000	247,708
Series 2023A, Rev., 5.00%, 9/1/2025	905,000	915,001
Series 2015A, Rev., 5.00%, 9/1/2026	285,000	288,097
Series 2015 A, Rev., 5.00%, 9/1/2027	90,000	90,866
Kentucky Bond Development Corp. Series 2019, Rev., 5.00%, 9/1/2025	1,960,000	1,979,632
Kentucky Economic Development Finance Authority, CommonSpirit Health Obligated Group Series 2019A-1, Rev., 5.00%, 8/1/2025	685,000	690,605
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Kentucky — continued
Kentucky Economic Development Finance Authority, Norton Healthcare, Inc. Series 2000B, Rev., NATL-RE, Zero Coupon, 10/1/2028	245,000	211,300
Kentucky Housing Corp., Multi Family Housing Beecher Terrace Phase IV Project, Rev., 5.00%, 9/1/2026 (c)	100,000	101,839
Kentucky Infrastructure Authority Series 2016 A, Rev., 5.00%, 2/1/2027	75,000	76,569
Kentucky Public Energy Authority, Gas Supply Series 2020A, Rev., 4.00%, 6/1/2026 (c)	710,000	714,457
Kentucky State Property and Building Commission, Project No. 108
Series B, Rev., 5.00%, 8/1/2026	45,000	46,483
Series A, Rev., 5.00%, 8/1/2028	75,000	75,616
Kentucky State Property and Building Commission, Project No. 112
Series B, Rev., 5.00%, 11/1/2025	125,000	126,909
Series B, Rev., 5.00%, 11/1/2026	265,000	275,285
Series B, Rev., 5.00%, 11/1/2027	480,000	496,302
Series B, Rev., 5.00%, 11/1/2028	95,000	98,148
Kentucky State Property and Building Commission, Project No. 115, Rev., 5.00%, 4/1/2028	1,415,000	1,479,455
Kentucky State Property and Building Commission, Project No. 122 Series A, Rev., 5.00%, 11/1/2027	50,000	52,907
Kentucky State Property and Building Commission, Project No. 130 Series 2024 B, Rev., 5.00%, 11/1/2025	175,000	177,672
Kentucky State Property and Building Commission, Project No. 131 Series A, Rev., 5.00%, 10/1/2027	1,350,000	1,425,511
Kentucky Turnpike Authority, Revitalization Projects
Series B, Rev., 5.00%, 7/1/2025	390,000	392,873
Series 2016 A, Rev., 5.00%, 7/1/2026	55,000	56,690
Series B, Rev., 5.00%, 7/1/2026	115,000	118,535
Series B, Rev., 4.00%, 7/1/2027	205,000	209,793
Series 2016A, Rev., 5.00%, 7/1/2027	620,000	636,216
Series B, Rev., 5.00%, 7/1/2027	30,000	31,586
Louisville and Jefferson County Metropolitan Government, Norton Healthcare, Inc.
Series 2016 A, Rev., 5.00%, 10/1/2026	25,000	25,736
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	225

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Kentucky — continued
Series 2016A, Rev., 5.00%, 10/1/2027	25,000	25,722
Scott County School District Finance Corp., Rev., 5.00%, 6/1/2025	20,000	20,095
Total Kentucky		36,904,309
Louisiana — 2.9%
Louisiana Local Government Environmental Facilities and Community Development Authority Series 2017, Rev., 5.00%, 10/1/2026	200,000	206,509
Louisiana Public Facilities Authority, Elementus Minerals, LLC Project Series 2023, Rev., 5.00%, 11/1/2025 (c) (e)	14,010,000	14,114,512
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project Series 2002B, Rev., 5.50%, 5/15/2026 (b)	35,000	35,759
Louisiana Public Facilities Authority, Tulane University of Louisiana Project Series 2016A, Rev., 5.00%, 12/15/2026	70,000	72,550
Parish of St. John the Baptist, Marathon Oil Corp., Project Series 2017 C, Rev., 3.30%, 7/3/2028 (c)	1,000,000	1,002,466
State of Louisiana
Series 2016 A, GO, 5.00%, 9/1/2025	25,000	25,285
Series 2016 D, GO, 5.00%, 9/1/2025	50,000	50,570
Series 2019A, Rev., 5.00%, 9/1/2025	35,000	35,399
Series 2024 E, GO, 5.00%, 9/1/2028	2,400,000	2,584,000
Series 2024 E, GO, 5.00%, 9/1/2029	1,000,000	1,095,026
State of Louisiana Gasoline and Fuels Tax Series A, Rev., 4.50%, 5/1/2025 (b)	45,500,000	45,621,512
State of Louisiana Gasoline and Fuels Tax, First Lien Series A, Rev., 4.00%, 5/1/2025 (b)	80,000	80,150
State of Louisiana Gasoline and Fuels Tax, Second Lien Series 2023 A-2, Rev., VRDO, LOC : TD Bank NA, 1.45%, 3/3/2025 (c)	34,000,000	34,000,000
Total Louisiana		98,923,738
Maine — 0.3%
Maine Health and Higher Educational Facilities Authority Series 2020A, Rev., 5.00%, 7/1/2026	35,000	35,865
Maine Municipal Bond Bank, Transportation Infrastructure Transcap Program Series 2021 A, Rev., 5.00%, 9/1/2025 (b)	175,000	176,887
Maine School Administrative District No. 51
GO, 4.00%, 8/1/2025	50,000	50,232
Series 2025A, GO, BAN, 4.50%, 12/30/2025	9,600,000	9,727,452
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Maine — continued
Maine Turnpike Authority Series 2015, Rev., 5.00%, 7/1/2025	190,000	191,487
State of Maine Series 2017 B, GO, 5.00%, 6/1/2026	25,000	25,714
University of Maine System
Rev., 5.00%, 3/1/2025	55,000	55,000
Series 2022, Rev., 5.00%, 3/1/2026	40,000	40,860
Total Maine		10,303,497
Maryland — 0.0% ^
City of Baltimore, Consolidated Public Improvement Series 2017 B, GO, 5.00%, 10/15/2025	40,000	40,572
County of Anne Arundel Series 2020, GO, 5.00%, 10/1/2025	55,000	55,749
County of Baltimore
COP, 5.00%, 3/1/2025	35,000	35,000
Series 2015, GO, 5.00%, 8/1/2025	20,000	20,191
County of Montgomery Series 2017 B, GO, 5.00%, 6/1/2026	20,000	20,588
County of Montgomery, Public Facilities Projects Series 2020 A, COP, 5.00%, 10/1/2025	25,000	25,338
County of Prince George's Series 2023A, GO, 5.00%, 8/1/2025	125,000	126,175
County of Prince George's, Consolidated Public Improvement Series 2020 A, GO, 5.00%, 7/15/2025	20,000	20,167
Maryland Health and Higher Educational Facilities Authority, Lifebridge Health Issue, Rev., 5.00%, 7/1/2025	45,000	45,262
Maryland Health and Higher Educational Facilities Authority, Medstar Health, Inc. Series 2015, Rev., 5.00%, 8/15/2028	50,000	50,148
Maryland State Transportation Authority
Series 2020, Rev., 5.00%, 7/1/2025	220,000	221,642
Series 2024 A, Rev., 5.00%, 7/1/2025	100,000	100,746
State of Maryland
Series 2017, GO, 5.00%, 3/15/2025	80,000	80,060
Series 2015B, GO, 4.00%, 8/1/2025	20,000	20,111
Series 2018 A, GO, 5.00%, 3/15/2026	85,000	87,095
Series 2A, GO, 5.00%, 8/1/2026	40,000	41,347
Series 2016, GO, 4.00%, 6/1/2028	25,000	25,007
State of Maryland Department of Transportation Series 2019, Rev., 5.00%, 10/1/2026	25,000	25,926
SEE NOTES TO FINANCIAL STATEMENTS.

226	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Maryland — continued
State of Maryland Department of Transportation, Second Issue, Rev., 5.00%, 6/1/2025	65,000	65,070
State of Maryland, State and Local Facilities Loan of 2017 Series 2017A, GO, 5.00%, 8/1/2025	20,000	20,192
Washington Suburban Sanitary Commission
Series 2017-2, Rev., GTD, 5.00%, 6/1/2025	140,000	140,821
Series 2018, Rev., GTD, 5.00%, 6/1/2025	25,000	25,147
Total Maryland		1,292,354
Massachusetts — 4.0%
Acton and Boxborough Regional School District, GO, BAN, 4.50%, 7/10/2025	3,100,000	3,115,139
Brockton Area Transit Authority, Rev., RAN, 4.50%, 7/25/2025	3,700,000	3,717,675
City of Boston Series 2015B, GO, 5.00%, 4/1/2025	50,000	50,090
City of Pittsfield, GO, BAN, 4.50%, 2/20/2026	4,714,249	4,787,196
City of Woburn, Municipal Purpose Loan, GO, 2.63%, 11/15/2025	100,000	99,672
Commonwealth of Massachusetts
Series 2019 A, GO, 5.00%, 7/1/2025	20,000	20,151
Series A, GO, 5.00%, 7/1/2025	35,000	35,266
Series C, GO, 5.00%, 8/1/2025	30,000	30,286
Series 2018C, GO, 5.00%, 9/1/2025	545,000	551,292
Series C, GO, 5.00%, 10/1/2025	100,000	101,350
Series 2021 B, GO, 5.00%, 11/1/2025	20,000	20,309
Series 2016A, GO, 5.00%, 7/1/2026	85,000	87,669
Series 2016B, GO, 5.00%, 7/1/2026	230,000	237,222
Series 2021A, GO, 5.00%, 9/1/2029	3,000,000	3,305,094
Commonwealth of Massachusetts, Consolidated Loan of 2019 Series 2019 G, GO, 5.00%, 9/1/2025	50,000	50,577
Greater Attleboro-Taunton Regional Transit Authority, Rev., RAN, GTD, 4.00%, 8/15/2025	730,000	732,313
Massachusetts Bay Transportation Authority Assessment Series 2016A, Rev., 5.00%, 7/1/2025	35,000	35,267
Massachusetts Bay Transportation Authority Sales Tax
Series 2005 A, Rev., 5.00%, 7/1/2025	75,000	75,572
Series A, Rev., 5.00%, 7/1/2025 (b)	35,000	35,251
Series B, Rev., 5.00%, 7/1/2025 (b)	150,000	151,078
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Massachusetts — continued
Massachusetts Bay Transportation Authority, Sales Tax Series 2021, Rev., BAN, 4.00%, 5/1/2025	13,070,000	13,094,523
Massachusetts Clean Water Trust (The)
Series 2006, Rev., 5.00%, 8/1/2025	20,000	20,193
Series 23 B, Rev., 5.00%, 2/1/2026	50,000	51,079
Massachusetts Development Finance Agency, Caregroup
Series 2015 H-1, Rev., 5.00%, 7/1/2025 (b)	165,000	166,077
Series 2015 H-1, Rev., 5.00%, 7/1/2025	20,000	20,127
Massachusetts Development Finance Agency, Children's Hospital Corp Obligated Group Series 2024 U-2, Rev., VRDO, LOC : TD Bank NA, 1.40%, 3/3/2025 (c)	40,000,000	40,000,000
Massachusetts Development Finance Agency, Partners Healthcare System Issue
Series 2019T-1, Rev., (SIFMA Municipal Swap Index Yield + 0.60%), 2.85%, 3/13/2025 (d) (e)	1,075,000	1,074,507
Series O-2, Rev., 5.00%, 7/1/2025 (b)	245,000	246,720
Series 2016Q, Rev., 5.00%, 7/1/2027	45,000	46,347
Series 2016Q, Rev., 5.00%, 7/1/2028	75,000	77,150
Massachusetts Health and Educational Facilities Authority, Massachusetts Institute of Technology Series M, Rev., 5.25%, 7/1/2025	45,000	45,403
Massachusetts School Building Authority, Dedicated Sales Tax
Series 2015C, Rev., 5.00%, 8/15/2025	45,000	45,471
Series 2015C, Rev., 5.00%, 8/15/2025 (b)	35,000	35,372
Series 2016A, Rev., 5.00%, 11/15/2025 (b)	110,000	111,836
Series 2018A, Rev., 5.00%, 2/15/2028	30,000	30,046
Massachusetts State College Building Authority Series 2016A, Rev., 4.00%, 5/1/2025	20,000	20,044
Merrimack Valley Regional Transit Authority, Rev., RAN, 4.50%, 6/20/2025	7,200,000	7,227,225
Pioneer Valley Transit Authority, Rev., RAN, GTD, 4.50%, 7/11/2025	18,400,000	18,476,204
Southeastern Regional Transit Authority, Rev., RAN, 4.25%, 8/15/2025	3,900,000	3,919,986
Spencer East Brookfield Regional School District, GO, BAN, 4.50%, 5/22/2025	4,950,000	4,967,461
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	227

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Massachusetts — continued
Town of Middleton, Municipal Purpose Loan, GO, 2.50%, 8/15/2025	40,000	39,854
Town of Nantucket Series A, GO, BAN, 4.50%, 7/25/2025	10,745,000	10,819,313
Town of Northbridge, GO, BAN, 4.50%, 6/20/2025	8,700,000	8,745,114
Town of Wilbraham, GO, BAN, 4.25%, 3/12/2025	3,700,000	3,701,277
University of Massachusetts Building Authority Series 2015-1, Rev., 5.00%, 11/1/2025 (b)	85,000	86,340
Worcester Regional Transit Authority, Rev., RAN, GTD, 4.50%, 6/20/2025	6,500,000	6,525,965
Total Massachusetts		136,832,103
Michigan — 2.9%
City of Grand Rapids Sanitary Sewer System Series 2010, Rev., 5.00%, 1/1/2026	20,000	20,383
City of Lathrup Village, Limited Tax, GO, 5.00%, 10/1/2025	45,000	45,563
Grand Valley State University Series 2016A, Rev., 5.00%, 12/1/2027	1,625,000	1,655,366
Great Lakes Water Authority Water Supply System, Second Lien Series 2018 A, Rev., 5.00%, 7/1/2026	45,000	46,377
Great Lakes Water Authority Water Supply System, Senior Lien
Series C, Rev., 5.00%, 7/1/2025	20,000	20,153
Series C, Rev., 5.00%, 7/1/2026	25,000	25,795
Series C, Rev., 5.00%, 7/1/2028	25,000	25,684
Series C, Rev., 5.00%, 7/1/2029	50,000	51,313
Kent Hospital Finance Authority, Mary Free Bed Rehabilitation Hospital Series 2021A, Rev., 5.00%, 4/1/2025	565,000	565,541
L'Anse Creuse Public Schools
GO, Q-SBLF, 5.00%, 5/1/2025 (b)	140,000	140,515
Series 2015, GO, Q-SBLF, 5.00%, 5/1/2025 (b)	600,000	602,206
Linden Community School District, School Building and Site, Unlimited Tax Series 2021I, GO, Q-SBLF, 4.00%, 5/1/2025	30,000	30,050
Michigan Finance Authority Series 2018B, Rev., 5.00%, 10/1/2025	50,000	50,689
Michigan Finance Authority, Beaumont Spectrum Series 2022 A, Rev., 5.00%, 4/15/2027	50,000	52,265
Michigan Finance Authority, Clean Water Revolving Fund Series 2016 B, Rev., 5.00%, 10/1/2025	225,000	228,102
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Michigan — continued
Michigan Finance Authority, Detroit School District Series 2015A, Rev., Q-SBLF, 5.00%, 5/1/2025	1,500,000	1,504,374
Michigan Finance Authority, Henry Ford Health System
Series 2016, Rev., 5.00%, 11/15/2025	265,000	268,835
Series 2016, Rev., 5.00%, 11/15/2026	100,000	102,951
Rev., 5.00%, 11/15/2027	575,000	594,893
Series 2016, Rev., 5.00%, 11/15/2028	25,000	25,850
Series 2016, Rev., 5.00%, 11/15/2029	20,000	20,676
Michigan Finance Authority, Hospital Trinity Health Credit Group
Series 2015MI, Rev., 5.50%, 12/1/2026	710,000	714,045
Series 2017A-MI, Rev., 5.00%, 12/1/2027	60,000	63,359
Series 2015MI, Rev., 5.50%, 12/1/2027	2,000,000	2,012,114
Michigan Finance Authority, Trinity Health Credit Group
Series 2017A-MI, Rev., 5.00%, 12/1/2026	45,000	46,658
Series 2017MI, Rev., 5.00%, 12/1/2027	20,000	20,923
Series 2019MI-1, Rev., 5.00%, 12/1/2028	20,000	21,480
Series 2015MI, Rev., 5.50%, 12/1/2028	20,000	20,120
Michigan State Building Authority
Series 2020 I, Rev., 5.00%, 4/15/2028	45,000	48,026
Series 2016 I, Rev., 5.00%, 10/15/2030	1,380,000	1,423,300
Michigan State Building Authority, Facilities Program
Series 2023-I, Rev., VRDO, 2.35%, 3/12/2025 (c)	20,000,000	20,000,000
Series 2015 I, Rev., 5.00%, 10/15/2025 (b)	1,695,000	1,717,261
Series 2023 II, Rev., 5.00%, 10/15/2026	25,000	25,924
Series 2015 I, Rev., 5.00%, 4/15/2029	20,000	20,247
Michigan State Building Authority, Multi Modal Program Series III, Rev., VRDO, 2.35%, 3/12/2025 (c)	8,635,000	8,635,000
Michigan State Hospital Finance Authority, Ascension Health Credit Group Series 1999B-4, Rev., 5.00%, 5/15/2025 (b)	800,000	803,041
Michigan State Hospital Finance Authority, Trinity Health Credit Group Series 2008C, Rev., 5.00%, 12/1/2025	30,000	30,478
Michigan State Housing Development Authority, Rental Housing
Series 2024A, Rev., 3.63%, 10/1/2029	11,250,000	11,248,491
SEE NOTES TO FINANCIAL STATEMENTS.

228	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Michigan — continued
Series 2024A, Rev., 3.70%, 4/1/2030	13,000,000	13,055,910
Michigan State University Series 2015A, Rev., 5.00%, 8/15/2028	25,000	25,229
Michigan Strategic Fund, Consumers Co. Project Series 2019, Rev., AMT, 3.35%, 10/1/2027 (c)	1,700,000	1,695,259
Midland Public Schools, Michigan 2015 School Building & Building Unlimited Tax Series 2015-I, GO, Q-SBLF, 5.00%, 5/1/2025 (b)	210,000	210,745
RIB Floater Trust Various States Series 2022-046, Rev., VRDO, LOC : Barclays Bank plc, 1.40%, 3/3/2025 (c) (e)	30,000,000	30,000,000
State of Michigan
Series 2016, Rev., GAN, 5.00%, 3/15/2025	410,000	410,292
Series 2016, Rev., GAN, 5.00%, 3/15/2026	55,000	56,293
State of Michigan Trunk Line Series 2021 A, Rev., 5.00%, 11/15/2025	25,000	25,405
State of Michigan, Environmental Program Series 2015A, GO, 5.00%, 12/1/2025	50,000	50,873
Wayne County Airport Authority Series C, Rev., 5.00%, 12/1/2026	210,000	217,919
Total Michigan		98,675,973
Minnesota — 0.7%
City of Minneapolis and The Housing and Redevelopment Authority of City of St. Paul, Allina Health System Series 2017 A, Rev., 5.00%, 11/15/2028	35,000	36,509
City of St. Cloud, Centracare Health System
Series 2016A, Rev., 5.00%, 5/1/2026	280,000	286,404
Series 2016A, Rev., 5.00%, 5/1/2029	55,000	56,236
County of Hennepin Sales Tax Series 2017 A, Rev., 5.00%, 12/15/2025	55,000	56,102
Duluth Independent School District No. 709
Series 2016A, COP, 4.00%, 2/1/2027	50,000	50,420
Series 2016A, COP, 4.00%, 2/1/2028	2,750,000	2,775,952
Series 2019B, COP, 5.00%, 2/1/2028	395,000	417,036
Housing And Redevelopment Authority of The City of St. Paul Minnesota, Healtheast care System Series 2015A, Rev., 5.00%, 11/15/2025 (b)	1,345,000	1,364,621
Minneapolis-St. Paul Metropolitan Airports Commission
Series A, Rev., 4.00%, 1/1/2026	60,000	60,643
Series A, Rev., 5.00%, 1/1/2026	25,000	25,471
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Minnesota — continued
Minnesota Higher Education Facilities Authority, Carleton College Series 2017, Rev., 5.00%, 3/1/2025	25,000	25,000
Minnesota Municipal Gas Agency Series 2022B, Rev., LIQ : Royal Bank of Canada, (SOFR + 1.00%), 3.90%, 3/7/2025 (d)	15,000,000	14,987,357
Minnesota Public Facilities Authority State Revolving Fund
Series 2016 A, Rev., 5.00%, 3/1/2025	540,000	540,000
Series 2023A, Rev., 5.00%, 3/1/2025	1,300,000	1,300,000
North St Paul-Maplewood-Oakdale Independent School District No. 622 Series 2021 A, GO, 4.00%, 2/1/2029	255,000	264,783
State of Minnesota
Series 2020 A, GO, 5.00%, 8/1/2025	45,000	45,434
Series 2017 A, GO, 5.00%, 10/1/2025	35,000	35,479
University of Minnesota
Series 2019B, Rev., 5.00%, 10/1/2025	25,000	25,335
Series 2017B, Rev., 5.00%, 12/1/2025	175,000	178,036
Series 2015 A, Rev., 5.00%, 8/1/2026	80,000	80,756
Total Minnesota		22,611,574
Mississippi — 0.3%
Mississippi Business Finance Corp., Waste Management, Inc., Project, Rev., 0.70%, 9/1/2026 (c)	1,250,000	1,192,810
Mississippi Development Bank, Department of Corrections Walnut Grove Correctional Facility Refunding Bonds Project Series A, Rev., 5.00%, 8/1/2026	35,000	35,945
Mississippi Development Bank, Desoto County Mississippi Highway Project
Series 2024 A, Rev., 5.00%, 1/1/2028	2,000,000	2,117,443
Series 2024 A, Rev., 5.00%, 1/1/2029	2,000,000	2,156,989
Mississippi Development Bank, Harrison County Series 2013A, Rev., 5.00%, 1/1/2026	2,190,000	2,228,121
Mississippi Development Bank, Rankin County School District Project, Rev., 5.00%, 6/1/2025	35,000	35,183
Rankin County School District, Limited Tax, GO, 5.00%, 8/1/2025	25,000	25,222
State of Mississippi
Series 2020 B, GO, 5.00%, 9/1/2025	115,000	116,271
Series 2015A, GO, 4.00%, 10/1/2025 (b)	200,000	201,498
Series 2015A, GO, 5.00%, 10/1/2025 (b)	990,000	1,003,052
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	229

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Mississippi — continued
Series 2015 F, GO, 4.00%, 11/1/2025 (b)	160,000	161,482
Series 2015F, GO, 5.00%, 11/1/2025 (b)	70,000	71,104
Series 2018A, GO, 5.00%, 11/1/2026 (b)	35,000	36,344
Series 2016 B, GO, 5.00%, 12/1/2026 (b)	45,000	46,815
Total Mississippi		9,428,279
Missouri — 1.5%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Combined Lien Mass Sales Tax Series 2019, Rev., 5.00%, 10/1/2026	90,000	93,062
Cape Girardeau School District No. 63, GO, 4.00%, 3/1/2025	25,000	25,000
City of Kansas City
Series 2021A, Rev., 5.00%, 4/1/2025	25,000	25,039
Series 2017C, Rev., 5.00%, 9/1/2027	60,000	63,074
Series 2018 A, GO, 5.00%, 2/1/2028	50,000	53,218
City of Kansas City Sanitary Sewer System Series 2016 A, Rev., 5.00%, 1/1/2028	30,000	30,052
City of Kansas City, Downtown Arena Project Series E, Rev., 5.00%, 4/1/2028	30,000	30,048
City of Kansas City, Missouri Special Obligation Series A, Rev., 5.00%, 10/1/2029	450,000	455,483
City of Kansas City, Missouri Special Obligation Refunding and Improvement, Main Streetcar Extension Project Series 2022C, Rev., 5.00%, 9/1/2025	210,000	212,216
City of St. Louis Airport Series 2005, Rev., NATL - RE, 5.50%, 7/1/2027	75,000	79,580
Columbia School District Series 2015, GO, 4.00%, 3/1/2025	600,000	600,000
County of Dunklin, Rev., 3.00%, 12/1/2026	400,000	399,910
Curators of the University of Missouri (The)
Series 2024, Rev., 5.00%, 11/1/2027	4,000,000	4,238,843
Series 2024, Rev., 5.00%, 11/1/2028	1,500,000	1,620,304
Health and Educational Facilities Authority of the State of Missouri Series 2021 C, Rev., 5.00%, 5/1/2028 (c)	18,210,000	19,246,256
Health and Educational Facilities Authority of the State of Missouri, BJC Health System Series 2021B, Rev., 4.00%, 5/1/2026 (c)	6,115,000	6,190,283
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Missouri — continued
Health and Educational Facilities Authority of the State of Missouri, Children's Mercy Hospital Obligated Group, Rev., 5.00%, 5/15/2025	635,000	637,383
Health and Educational Facilities Authority of the State of Missouri, Mercy Health
Series 2018A, Rev., 5.00%, 6/1/2027	25,000	26,136
Series 2018A, Rev., 5.00%, 6/1/2029	205,000	219,849
Health and Educational Facilities Authority of the State of Missouri, SSM Health Care Obligated Group
Series 2022A, Rev., 5.00%, 6/1/2026	175,000	179,680
Series 2023 A, Rev., 5.00%, 6/1/2028 (c)	750,000	790,105
Health and Educational Facilities Authority of the State of Missouri, St. Louis University, Rev., 5.00%, 11/15/2028	220,000	225,734
Health and Educational Facilities Authority of the State of Missouri, St. Luke's Health System, Inc., Rev., 5.00%, 11/15/2029	30,000	30,767
Joplin Schools, Missouri Direct Deposit Program, GO, 4.00%, 3/1/2025	100,000	100,000
Metropolitan St Louis Sewer District Series 2015 B, Rev., 5.00%, 5/1/2045	3,395,000	3,405,097
Metropolitan St. Louis Sewer District, Wastewater System Improvement
Series 2017 A, Rev., 5.00%, 5/1/2025	35,000	35,124
Series 2015B, Rev., 5.00%, 5/1/2033	1,000,000	1,002,974
Missouri Development Finance Board, Procter & Gamble Co. Project Series 1999, Rev., 5.20%, 3/15/2029	75,000	80,048
Missouri Highway and Transportation Commission, First Lien Series A, Rev., 5.00%, 5/1/2026	75,000	77,032
Missouri Joint Municipal Electric Utility Commission, Iatan Project 2
Series 2023, Rev., 5.00%, 1/1/2028	20,000	21,185
Series 2023, Rev., 5.00%, 1/1/2029	200,000	215,390
Missouri Joint Municipal Electric Utility Commission, Prairie State Project Series 2015A, Rev., 5.00%, 6/1/2028	330,000	331,657
Missouri Public Utilities Commission, Rev., 4.00%, 5/1/2026	9,750,000	9,831,817
SEE NOTES TO FINANCIAL STATEMENTS.

230	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Missouri — continued
Missouri State Environmental Improvement and Energy Resources Authority Series 2015 B, Rev., 5.00%, 7/1/2025	25,000	25,188
St. Louis County Library District, COP, 4.00%, 4/1/2027	2,010,000	2,010,906
Total Missouri		52,608,440
Nebraska — 0.5%
City of Lincoln Electric System
Series 2015A, Rev., 5.00%, 9/1/2025 (b)	170,000	171,875
Series 2018, Rev., 5.00%, 9/1/2025	150,000	151,627
Series 2016, Rev., 5.00%, 9/1/2026	55,000	56,831
Series 2020 A, Rev., 5.00%, 9/1/2026	75,000	77,496
Series 2020 A, Rev., 5.00%, 9/1/2027	115,000	121,318
City of Lincoln, Electric System
Rev., 5.00%, 9/1/2026	20,000	20,666
Rev., 5.00%, 9/1/2028	25,000	26,085
City of Omaha, Sanitary Sewerage System Series 2020A, Rev., 4.00%, 4/1/2025	120,000	120,119
County of Douglas, Creighton University Projects Series 2021B, Rev., (SIFMA Municipal Swap Index Yield + 0.53%), 2.78%, 3/13/2025 (d)	10,770,000	10,665,824
Douglas County Hospital Authority No. 2, Children's Obligated Group Series 2020B, Rev., 5.00%, 11/15/2025 (c)	2,100,000	2,115,946
Nebraska Public Power District
Series 2016A, Rev., 5.00%, 1/1/2026	185,000	188,496
Series B, Rev., 5.00%, 1/1/2026	20,000	20,378
Series C, Rev., 5.00%, 1/1/2026	50,000	50,945
Series 2016A, Rev., 5.00%, 1/1/2027	35,000	35,607
Series C, Rev., 5.00%, 1/1/2028	20,000	20,351
Series 2023 A, Rev., 5.00%, 7/1/2028	330,000	351,054
Omaha Public Power District Series 2022B, Rev., 5.00%, 2/1/2028	20,000	21,281
Omaha School District Series 2016, GO, 5.00%, 12/15/2028	2,700,000	2,800,704
Scotts Bluff County School District No. 32 Series 2015, GO, 5.00%, 12/1/2025 (b)	60,000	61,041
University of Nebraska, Lincoln Student Fees and Facilities Series 2015A, Rev., 5.00%, 7/1/2025 (b)	50,000	50,359
Total Nebraska		17,128,003
Nevada — 0.4%
Clark County School District, Limited Tax
Series 2015C, GO, 5.00%, 6/15/2025	410,000	412,447
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Nevada — continued
Series 2016A, GO, 5.00%, 6/15/2025	360,000	362,149
Series 2015 C, GO, 5.00%, 6/15/2026	115,000	116,873
Series 2016B, GO, 5.00%, 6/15/2026	150,000	154,246
Series 2017A, GO, 5.00%, 6/15/2026	500,000	514,153
Series 2021C, GO, 5.00%, 6/15/2026	55,000	56,557
Series 2015C, GO, 5.00%, 6/15/2028	335,000	339,788
Series 2017C, GO, 5.00%, 6/15/2028	300,000	317,598
Series 2019 A, GO, AGM, 5.00%, 6/15/2029	25,000	26,191
Clark County School District, Limited Tax, Various Purpose Series 2016F, GO, 3.00%, 6/15/2026	100,000	100,007
Clark County Water Reclamation District, Limited Tax Series 2016, GO, 5.00%, 7/1/2025	30,000	30,208
County of Clark
Series 2018 A, GO, 5.00%, 6/1/2025	285,000	286,538
Rev., 5.00%, 7/1/2026	50,000	51,518
Series 2016B, GO, 5.00%, 11/1/2026	85,000	88,244
Series 2018, GO, 5.00%, 12/1/2026	1,525,000	1,586,125
County of Clark Passenger Facility Charge Series 2022B, Rev., 5.00%, 7/1/2026	140,000	144,126
County of Clark Passenger Facility Charge, Las Vegas Harry Reid International Airport Facility Series 2022B, Rev., 5.00%, 7/1/2025	680,000	684,794
County of Clark, Department of Aviation, Nevada Airport System, Subordinate Lien Series 2019D, Rev., 5.00%, 7/1/2025	40,000	40,282
County of Clark, Department of Aviation, Nevada Airport System, Subordinate Lien, McCarran International Airport Series 2019A, Rev., 5.00%, 7/1/2026	70,000	72,063
County of Clark, Indexed Fuel and Subordinate Motor Vehicle Tax Series 2019, Rev., 5.00%, 7/1/2026	25,000	25,759
County of Clark, Motor Vehicle Fuel Tax Series 2020 C, Rev., 5.00%, 7/1/2026	45,000	46,366
County of Clark, Passenger Facility Charge, Las Vegas-McCarran International Airport Passenger Facility Series 2019E, Rev., 5.00%, 7/1/2026	120,000	123,536
County of Clark, Stadium Improvement, Limited Tax Series 2018 A, GO, 5.00%, 6/1/2029	135,000	144,310
County of Clark, Transportation Improvement, Limited Tax Series 2018B, GO, 5.00%, 12/1/2025	35,000	35,593
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	231

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Nevada — continued
Las Vegas Valley Water District
Series 2021 B, GO, 5.00%, 6/1/2025	125,000	125,696
Series 2018 B, GO, 5.00%, 6/1/2026	360,000	370,595
Series 2016B, GO, 5.00%, 6/1/2027	20,000	20,560
Nevada System of Higher Education Series 2023, Rev., 5.00%, 7/1/2025	20,000	20,147
State of Nevada Department of Business and Industry, Republic Services, Inc. Project Series 2001, Rev., AMT, 4.13%, 6/2/2025 (c) (e)	5,000,000	5,004,651
State of Nevada, Capital Improvement and Cultural Affairs
Series 2015B, GO, 5.00%, 5/1/2025	20,000	20,068
Series 2020 A, GO, 5.00%, 5/1/2027	50,000	52,536
Truckee Meadows Water Authority
Series 2017, Rev., 5.00%, 7/1/2026	150,000	154,592
Rev., 5.00%, 7/1/2027	1,000,000	1,051,194
Washoe County School District Series 2015A, GO, 5.00%, 6/1/2025	25,000	25,136
Total Nevada		12,604,646
New Hampshire — 0.1%
New Hampshire Health and Education Facilities Authority Act
Series 2016, Rev., 5.00%, 1/1/2026 (b)	45,000	45,745
Series 2015A, Rev., 3.30%, 8/3/2027 (c)	3,000,000	3,017,668
Series 2015B, Rev., 3.30%, 8/3/2027 (c)	1,000,000	1,005,889
New Hampshire Municipal Bond Bank Series 2016 E, Rev., 5.00%, 8/15/2025	150,000	151,563
State of New Hampshire Series 2014A, GO, 5.00%, 3/1/2025	25,000	25,000
Total New Hampshire		4,245,865
New Jersey — 9.2%
Bergen County Improvement Authority (The), Guaranteed Government Pooled Project, Rev., GTD, 4.50%, 5/28/2025	11,900,000	11,949,573
Borough of Avalon, GO, BAN, 4.50%, 2/4/2026	13,988,000	14,192,913
Borough of Bloomingdale, GO, BAN, 4.50%, 2/12/2026	3,638,000	3,688,212
Borough of Carlstadt, GO, BAN, 4.50%, 5/2/2025	11,778,000	11,807,489
Borough of Demarest, GO, BAN, 4.50%, 3/11/2026 (f)	8,080,000	8,201,089
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

New Jersey — continued
Borough of East Rutherford, GO, BAN, 4.25%, 4/4/2025	13,040,000	13,055,585
Borough of Emerson, GO, BAN, 4.50%, 7/25/2025	3,243,000	3,257,580
Borough of Fanwood Series 20250 A, GO, BAN, 4.00%, 2/26/2026	5,907,690	5,970,857
Borough of Flemington Series 2025A, GO, BAN, 4.50%, 1/26/2026	7,079,000	7,178,143
Borough of Middlesex Series 2024 A, GO, BAN, 5.00%, 5/8/2025	4,754,000	4,770,591
Borough of Mountain Lakes, GO, BAN, 4.25%, 10/10/2025	3,146,760	3,171,247
Borough of North Haledon, GO, BAN, 4.50%, 6/24/2025	4,400,000	4,418,377
Borough of North Plainfield, GO, BAN, 4.25%, 11/25/2025	5,644,105	5,690,904
Borough of Point Pleasant Beach, General Capital Notes Water and Sewer Utility, GO, BAN, 4.00%, 11/7/2025	6,343,000	6,389,966
Borough of Ramsey, GO, BAN, 4.00%, 2/27/2026	7,700,000	7,782,552
Borough of Seaside Park, GO, BAN, 4.25%, 4/11/2025	2,877,000	2,881,003
Borough of South Plainfield Series 2024A, GO, BAN, 4.25%, 4/10/2025	3,743,300	3,748,409
Borough of Upper Saddle River, GO, BAN, 4.25%, 3/21/2025	6,076,000	6,078,563
Borough of Woodland Park, GO, BAN, 4.50%, 5/1/2025	7,290,000	7,308,635
Brick Township Municipal Utilities Authority (The) Series 2016 B, Rev., GTD, 5.00%, 12/1/2025	200,000	203,373
Burlington County Bridge Commission, Government Leasing Program
Series 2024A, Rev., 4.25%, 4/8/2025	5,100,000	5,107,354
Series 2024 D, Rev., RAN, 4.25%, 12/11/2025	5,700,000	5,752,063
Camden County Improvement Authority (The), City Hall Project, Rev., GTD, 5.00%, 12/1/2025	30,000	30,502
City of Hoboken Series 2024 A, GO, BAN, 4.00%, 3/12/2025	350,000	350,095
City of Long Branch Series 2020A, GO, 5.00%, 9/15/2025	30,000	30,355
City of Ocean City, General Improvement, GO, 4.00%, 9/15/2025	40,000	40,292
County of Essex Series 2017, GO, 5.00%, 8/1/2025	25,000	25,238
SEE NOTES TO FINANCIAL STATEMENTS.

232	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Jersey — continued
County of Hudson Series B, GO, 4.00%, 7/1/2025	40,000	40,165
Essex County Improvement Authority, Family Court Building Project, Rev., GTD, 5.00%, 6/18/2025	11,900,000	11,974,595
Hudson County Improvement Authority, Courthouse Project
Rev., 4.00%, 10/1/2025	120,000	120,799
Series 2020, Rev., 5.00%, 10/1/2026	95,000	98,368
Series 2020, Rev., 5.00%, 10/1/2027	30,000	31,716
Jersey City Municipal Utilities Authority Series 2024 B, Rev., GTD, 5.00%, 5/1/2025	2,400,000	2,406,890
Jersey City Municipal Utilities Authority, Water Project Series 2024E, Rev., GTD, 4.75%, 5/1/2025	3,700,000	3,709,886
Monmouth County Improvement Authority (The)
Series 2019 B, Rev., GTD, 5.00%, 12/1/2025	30,000	30,528
Rev., GTD, 4.00%, 3/13/2026 (f)	24,500,000	24,791,525
New Jersey Building Authority Series 2016A, Rev., 5.00%, 6/15/2026 (b)	40,000	41,134
New Jersey Economic Development Authority Series A, Rev., 4.00%, 11/1/2027	25,000	25,783
New Jersey Economic Development Authority, Biomedical Research Facilities Series 2016A, Rev., 5.00%, 7/15/2028	1,075,000	1,100,573
New Jersey Economic Development Authority, RWJ Barnabas Health Series 1997A, Rev., NATL-RE, Zero Coupon, 7/1/2026 (b)	1,980,000	1,901,859
New Jersey Economic Development Authority, School Facilities Construction
Series 2014PP, Rev., AGM - CR, 5.00%, 6/15/2025	3,500,000	3,503,974
Series WW, Rev., 5.00%, 6/15/2025 (b)	180,000	181,156
Series XX, Rev., 5.25%, 6/15/2025 (b)	55,000	55,392
Series 2005N-1, Rev., AGM, 5.50%, 9/1/2025	195,000	197,698
Series 2023RRR, Rev., 5.00%, 3/1/2026	40,000	40,840
Series 2024SSS, Rev., 5.00%, 6/15/2026	2,730,000	2,804,161
Series 2019 GGG, Rev., 5.25%, 9/1/2026 (e)	3,500,000	3,626,675
Series XX, Rev., 4.38%, 6/15/2027	25,000	25,070
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

New Jersey — continued
Series 2024SSS, Rev., 5.00%, 6/15/2027	1,600,000	1,678,426
Series 2023RRR, Rev., 5.00%, 3/1/2028	65,000	69,175
Series WW, Rev., 5.25%, 6/15/2028	50,000	50,282
New Jersey Educational Facilities Authority, College of New Jersey Series 2015G, Rev., 5.00%, 7/1/2025 (b)	465,000	467,958
New Jersey Educational Facilities Authority, Princeton University Series 2015D, Rev., 5.00%, 7/1/2025	45,000	45,344
New Jersey Health Care Facilities Financing Authority, AHS Hospital Corp. Series 2016, Rev., 5.00%, 7/1/2025	385,000	387,740
New Jersey Health Care Facilities Financing Authority, Barnabas Health Obligated Group
Series 2019B-2, Rev., 5.00%, 7/1/2025 (c)	235,000	236,453
Series 2019B-3, Rev., 5.00%, 7/1/2026 (c)	800,000	820,582
New Jersey Health Care Facilities Financing Authority, Hackensack Meridian Health Obligated Group Series 2017A, Rev., 5.00%, 7/1/2025	20,000	20,144
New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group
Series 2016A, Rev., 5.00%, 7/1/2026	55,000	56,577
Series 2016 A, Rev., 5.00%, 7/1/2029	140,000	143,713
New Jersey Health Care Facilities Financing Authority, Valley Health System Obligated, Rev., 5.00%, 7/1/2026	50,000	51,421
New Jersey Health Care Facilities Financing Authority, Virtua Health Obligated Group
Rev., 5.00%, 7/1/2025	245,000	245,946
Rev., 5.00%, 7/1/2026	1,125,000	1,129,328
Series 2013, Rev., 5.00%, 7/1/2027	190,000	191,175
New Jersey Transportation Trust Fund Authority Series 2019 BB, Rev., 5.00%, 12/15/2028 (b)	155,000	168,307
New Jersey Transportation Trust Fund Authority, Capital Appreciation Series 2010A, Rev., Zero Coupon, 12/15/2028	400,000	354,231
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Series A-1, Rev., 5.00%, 6/15/2027	65,000	66,714
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	233

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Jersey — continued
New Jersey Transportation Trust Fund Authority, Transportation Program Series 2023AA, Rev., 5.00%, 6/15/2025	2,000,000	2,011,489
New Jersey Transportation Trust Fund Authority, Transportation System
Series 2021 A, Rev., 5.00%, 6/15/2026	100,000	102,716
Series 2018 A, Rev., 5.00%, 12/15/2026	25,000	25,971
Series 2019 A, Rev., 5.00%, 12/15/2026	150,000	155,825
Series 2018 A, Rev., 5.00%, 12/15/2027	70,000	74,209
Series 2019 A, Rev., 5.00%, 12/15/2027	30,000	31,804
Series 2021 A, Rev., 5.00%, 6/15/2028	25,000	26,752
Series 2021 A, Rev., 5.00%, 6/15/2029	25,000	27,214
New Jersey Turnpike Authority
Series 2005 D-2, Rev., AGM, 5.25%, 1/1/2026	12,445,000	12,717,801
Series 2005 D-3, Rev., AGM, 5.25%, 1/1/2026	1,070,000	1,093,455
Series 2014A, Rev., 5.00%, 1/1/2027	825,000	826,462
Series 2017E, Rev., 5.00%, 1/1/2029	40,000	42,418
Series 2024 A, Rev., 5.00%, 1/1/2030	2,235,000	2,456,976
Penns Grove-Carneys Point Regional School District, GO, GAN, 5.00%, 7/2/2025	6,478,000	6,512,782
State of New Jersey
GO, 5.00%, 6/1/2025 (b)	170,000	170,882
GO, 5.00%, 6/1/2025	80,000	80,436
GO, 5.00%, 6/1/2027	20,000	21,021
State of New Jersey, COVID-19 Emergency Bonds
Series 2020 A, GO, 5.00%, 6/1/2025	500,000	502,722
Series 2020A, GO, 5.00%, 6/1/2026	400,000	411,518
Series 2020 A, GO, 5.00%, 6/1/2028	365,000	391,292
Series 2020 A, GO, 5.00%, 6/1/2029	50,000	54,575
State of New Jersey, Various Purpose GO, 5.00%, 6/1/2025 (b)	120,000	120,622
Tobacco Settlement Financing Corp.
Series 2018A, Rev., 5.00%, 6/1/2026	310,000	315,526
Series 2018 A, Rev., 5.00%, 6/1/2027	720,000	742,938
Town of Dover, General Improvement Water Utility, GO, BAN, 4.50%, 1/21/2026	17,039,000	17,290,070
Town of Guttenberg, GO, BAN, 4.25%, 10/16/2025	8,250,767	8,315,785
Township of Brick, GO, BAN, 4.25%, 3/19/2025	6,781,800	6,785,721
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

New Jersey — continued
Township of Colts Neck, GO, 4.00%, 11/15/2025	40,000	40,353
Township of Edison, Water Utility Series 2024 B, GO, BAN, 4.00%, 11/6/2025	12,200,000	12,298,198
Township of Harrison, GO, 4.00%, 8/1/2025	50,000	50,243
Township of Little Egg Harbor Series 2025A, GO, BAN, 4.25%, 1/20/2026	3,508,000	3,544,042
Township of Little Falls, General Improvement, GO, 4.00%, 8/15/2025	30,000	30,154
Township of Middle, General Improvement Sewer Utility, GO, BAN, 4.25%, 9/3/2025	7,770,000	7,814,073
Township of Ocean, GO, BAN, 4.50%, 5/28/2025	4,200,000	4,214,224
Township of Raritan, GO, BAN, 4.50%, 4/24/2025	3,383,000	3,389,414
Township of Readington, GO, BAN, 4.25%, 9/30/2025	3,002,000	3,024,264
Township of Washington, GO, 4.00%, 3/1/2025	30,000	30,000
Township of Weehawken Series 2024 A, GO, BAN, 5.00%, 8/15/2025	6,244,500	6,280,074
Township of West Deptford, GO, 3.00%, 9/1/2026	100,000	100,010
Township of Woodbridge, GO, BAN, 4.00%, 10/10/2025	9,977,000	10,049,121
Total New Jersey		318,146,415
New Mexico — 0.1%
Albuquerque Bernalillo County Water Utility Authority, Senior Lien Joint Water and Sewer System
Series 2015, Rev., 5.00%, 7/1/2025	45,000	45,324
Series 2017, Rev., 5.00%, 7/1/2026	150,000	154,513
Rev., 5.00%, 7/1/2027	1,000,000	1,051,194
New Mexico Finance Authority, State Transportation, Subordinate Lien
Series 2018 A, Rev., 5.00%, 6/15/2025	35,000	35,223
Series 2020 A, Rev., 5.00%, 6/15/2025	40,000	40,264
Series 2021 A, Rev., 5.00%, 6/15/2025	450,000	452,865
Series 2018 A, Rev., 5.00%, 6/15/2026	150,000	154,474
Series 2021 A, Rev., 5.00%, 6/15/2026	230,000	236,861
New Mexico Hospital Equipment Loan Council, Presbyterian Health Care Services Series 2015A, Rev., 4.13%, 8/1/2025 (b)	500,000	502,362
SEE NOTES TO FINANCIAL STATEMENTS.

234	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Mexico — continued
New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services Series 2015A, Rev., 5.00%, 8/1/2025 (b)	135,000	136,116
Santa Fe Public School District Series 2022A, GO, 5.00%, 8/1/2025	75,000	75,674
State of New Mexico
Series 2019, GO, 5.00%, 3/1/2025	50,000	50,000
Series 2023, GO, 5.00%, 3/1/2025	160,000	160,000
Series B, GO, 5.00%, 3/1/2025	20,000	20,000
Series 2023, GO, 5.00%, 3/1/2026	395,000	404,294
State of New Mexico Severance Tax Permanent Fund
Series 2015 A, Rev., 5.00%, 7/1/2025	25,000	25,186
Series 2016 D, Rev., 5.00%, 7/1/2025	25,000	25,186
Series 2017 A, Rev., 5.00%, 7/1/2025	125,000	125,929
Series 2018A, Rev., 5.00%, 7/1/2025	120,000	120,892
Series 2022A, Rev., 5.00%, 7/1/2025	50,000	50,372
Series 2017 A, Rev., 5.00%, 7/1/2026	20,000	20,620
Series 2020A, Rev., 5.00%, 7/1/2026	300,000	309,300
State of New Mexico, Capital Projects
GO, 5.00%, 3/1/2025	110,000	110,000
Series A, GO, 5.00%, 3/1/2026	25,000	25,588
University of New Mexico (The) Series 2016 A, Rev., 5.00%, 6/1/2025	510,000	512,669
Total New Mexico		4,844,906
New York — 20.2%
Avon Central School District, GO, BAN, 4.50%, 6/27/2025	4,350,000	4,366,821
Build NYC Resource Corp., The Young Men's and Women's Hebrew Association Project Series 2024, Rev., 5.00%, 12/1/2027	8,040,000	8,488,166
Build NYC Resource Corp., YMCA of Greater New York Project Series 2015, Rev., 4.00%, 8/1/2025 (b)	1,915,000	1,924,333
California Health Facilities Financing Authority, Catholic Healthcare West Series 2015 HH, Rev., 5.00%, 6/15/2027	1,050,000	1,056,403
Camden Central School District, GO, BAN, 4.50%, 6/26/2025	25,126,854	25,232,050
Candor Central School District, GO, BAN, 4.50%, 7/25/2025	3,000,000	3,015,654
Charlotte Valley Central School District, GO, BAN, 4.50%, 6/27/2025	4,500,000	4,518,570
City of Auburn, GO, BAN, 4.25%, 8/14/2025	15,216,888	15,298,486
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

New York — continued
City of Hudson, GO, BAN, 4.50%, 6/20/2025	4,522,397	4,539,905
City of Jamestown Series 2024A, GO, BAN, 5.00%, 5/16/2025	2,700,000	2,708,610
City of Long Beach Series 2024 B, GO, BAN, 4.25%, 9/26/2025	12,782,164	12,849,653
City of New York, Fiscal Year 2004 Series A-2, GO, 5.00%, 8/1/2025	35,000	35,338
City of New York, Fiscal Year 2008 Series 2008 L-6, GO, 5.00%, 4/1/2028	30,000	32,090
City of New York, Fiscal Year 2013 Series A, GO, 5.00%, 8/1/2027	75,000	75,682
City of New York, Fiscal Year 2014 Series 2014I-1, GO, 5.00%, 3/1/2026	5,000	5,014
City of New York, Fiscal Year 2016
Series C, GO, 5.00%, 8/1/2025	20,000	20,193
Series E, GO, 5.00%, 8/1/2025	250,000	252,413
Series E, GO, 5.00%, 8/1/2026	35,000	36,184
Series C, GO, 5.00%, 8/1/2027	170,000	173,429
City of New York, Fiscal Year 2017
Series C, GO, 5.00%, 8/1/2025	475,000	479,584
Series 2017 A, GO, 5.00%, 8/1/2027	40,000	41,239
Series 2017 A, GO, 5.00%, 8/1/2029	130,000	133,806
City of New York, Fiscal Year 2018
Series 2018F-1, GO, 4.00%, 4/1/2025	30,000	30,030
Series 2018 C, GO, 5.00%, 8/1/2025	670,000	676,466
City of New York, Fiscal Year 2019
Series 2019 E, GO, 5.00%, 8/1/2025	20,000	20,193
Series A, GO, 5.00%, 8/1/2025	100,000	100,965
City of New York, Fiscal Year 2020
Series 2020 C-1, GO, 5.00%, 8/1/2025	40,000	40,386
Series 2020 C-1, GO, 5.00%, 8/1/2028	30,000	32,295
City of New York, Fiscal Year 2021
Series 2021 Subseries A-1, GO, 5.00%, 8/1/2025	50,000	50,483
Series 2021 C, GO, 5.00%, 8/1/2026	35,000	36,184
City of New York, Fiscal Year 2022
Series 2022D, Subseries D-1, GO, 5.00%, 5/1/2025	75,000	75,277
Series 2022C, GO, 5.00%, 8/1/2026	50,000	51,691
City of New York, Fiscal Year 2023 Series 2023 Subseries A-1, GO, 5.00%, 9/1/2025	25,000	25,292
City of New York, Fiscal Year 2024 Series 2024E, GO, 5.00%, 8/1/2029	1,280,000	1,402,406
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	235

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
City of New York, Fiscal Year 2025
Series 2015 F F-1, GO, 5.00%, 6/1/2026	20,000	20,099
Series 2025C, Subseries C-1, GO, 5.00%, 9/1/2026	25,000	25,896
City of New York, Tax-Exempt Series 2015C, GO, 5.00%, 8/1/2025	30,000	30,050
City of Newburgh Series 2024A, GO, BAN, 4.25%, 8/8/2025	5,400,000	5,402,136
City of Troy
GO, BAN, 4.50%, 7/25/2025	4,591,812	4,615,587
GO, BAN, 4.50%, 1/30/2026	4,402,981	4,464,276
City of Utica, GO, BAN, 4.50%, 1/23/2026	19,578,012	19,818,295
Cohoes City School District, GO, BAN, 4.50%, 6/26/2025	7,235,000	7,264,825
County of Nassau Series 2016 B, GO, 5.00%, 10/1/2028	25,000	25,921
Cuba-Rushford Central School District, GO, BAN, 4.50%, 6/27/2025	3,000,000	3,012,482
East Aurora Union Free School District, GO, BAN, 4.50%, 6/18/2025	6,068,451	6,093,866
Eastport-South Manor Central School District, GO, BAN, 4.50%, 5/22/2025	30,000,000	30,109,203
Edwards-Knox Central School District Series 2024 B, GO, BAN, 4.50%, 7/2/2025	5,050,000	5,069,549
Eldred Central School District, GO, BAN, 4.50%, 6/18/2025	6,665,000	6,692,913
Ellenville Central School District, GO, BAN, 4.50%, 6/20/2025	7,960,000	7,997,377
Empire State Development Corp., State Personal Income Tax
Series 2015 A, Rev., 5.00%, 3/15/2025 (b)	115,000	115,088
Series 2016A, Rev., 5.00%, 3/15/2025 (b)	1,115,000	1,115,850
Series 2017 A, Rev., 5.00%, 3/15/2025 (b)	325,000	325,248
Series 2015 A, Rev., 5.00%, 9/15/2025 (b)	85,000	86,083
Series 2016 A, Rev., 5.00%, 3/15/2026 (b)	110,000	112,807
Series 2017C, Rev., 5.00%, 3/15/2026	30,000	30,764
Empire State Development Corp., State Sales Tax Series 2021 A, Rev., 5.00%, 3/15/2025 (b)	65,000	65,047
Evans-Brant Central School District Series 2014 B, GO, BAN, 4.50%, 6/17/2025	21,400,000	21,502,134
Gloversville Enlarged School District, GO, BAN, 4.50%, 6/26/2025	26,215,000	26,329,816
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

New York — continued
Hamilton Central School District, GO, BAN, 4.50%, 7/3/2025	13,219,872	13,280,514
Highland Central School District, GO, BAN, 4.50%, 6/27/2025	9,701,288	9,741,647
Hornell City School District, GO, BAN, 4.50%, 6/27/2025	3,600,000	3,614,626
Iroquois Central School District, GO, 5.00%, 6/15/2025	25,000	25,162
Jasper-Troupsberg Central School District, GO, BAN, 4.50%, 6/27/2025	3,000,000	3,010,561
Lancaster Central School District, GO, BAN, 4.50%, 6/6/2025	5,900,000	5,925,956
Lansingburgh Central School District at Troy, GO, BAN, 4.50%, 7/11/2025	9,617,658	9,669,715
Long Island Power Authority, Electric System
Series 2020B, Rev., 0.85%, 9/1/2025 (c)	125,000	123,364
Rev., 1.00%, 9/1/2025	315,000	310,830
Rev., 5.00%, 9/1/2025 (b)	125,000	126,416
Lyons Central School District, GO, BAN, 4.50%, 6/27/2025	8,900,000	8,937,304
Madison Central School District, GO, BAN, 4.50%, 6/20/2025	3,300,000	3,314,286
Malone Central School District, GO, BAN, 4.50%, 6/26/2025	8,880,000	8,917,463
Medina Central School District, GO, BAN, 4.50%, 7/16/2025	12,500,000	12,567,072
Metropolitan Transportation Authority Series A-1, Rev., 5.00%, 11/15/2025	20,000	20,086
Metropolitan Transportation Authority Dedicated Tax Fund
Series 2016A, Rev., 5.00%, 11/15/2025	50,000	50,844
Series B-1, Rev., 5.00%, 11/15/2025	25,000	25,422
Series B-2, Rev., 5.00%, 11/15/2025	50,000	50,840
Mount Markham Central School District, Unlimited Tax, GO, BAN, 4.50%, 6/25/2025	7,000,000	7,028,822
Nassau County Sewer and Storm Water Finance Authority Series A, Rev., 5.00%, 10/1/2025	1,000,000	1,000,386
New York City Health and Hospitals Corp., Health System Series 2008C, Rev., VRDO, LOC : TD Bank NA, 2.35%, 3/12/2025 (c)	24,300,000	24,300,000
New York City Industrial Development Agency, Queens Baseball Stadium Project
Series 2021A, Rev., AGM, 5.00%, 1/1/2027	500,000	518,180
SEE NOTES TO FINANCIAL STATEMENTS.

236	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Series 2021A, Rev., AGM, 5.00%, 1/1/2028	1,250,000	1,319,215
New York City Municipal Water Finance Authority, Second Generation, Fiscal Year 2015 Series 2015 HH, Rev., 5.00%, 6/15/2025	25,000	25,172
New York City Municipal Water Finance Authority, Second Generation, Fiscal Year 2020 Series 2020 CC-1, Rev., 5.00%, 6/15/2026	60,000	61,928
New York City Municipal Water Finance Authority, Second Generation, Fiscal Year 2022 Series 2022, Subseries BB-2, Rev., 5.00%, 6/15/2027	815,000	829,143
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal year 2021 Series 2021, Subseries EE2, Rev., VRDO, LIQ : State Street Bank & Trust Co., 1.60%, 3/3/2025 (c)	65,000,000	65,000,000
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2023 Series 2023, Subseries B-1, Rev., VRDO, LIQ : Mizuho Bank Ltd., 1.50%, 3/3/2025 (c)	20,000,000	20,000,000
New York City Transitional Finance Authority Building Aid
Series 2015 S-2, Rev., 5.00%, 7/15/2025	25,000	25,225
Series 2015 Series S-1, Rev., 5.00%, 7/15/2025	35,000	35,062
Series 2019 S-3A, Rev., 5.00%, 7/15/2025	65,000	65,586
Series 2019 S-3A, Rev., 5.00%, 7/15/2026	95,000	98,266
Series 2015 Series S-1, Rev., 5.00%, 7/15/2027	205,000	205,458
Series 2016 S-1, Rev., 5.00%, 7/15/2027	420,000	428,024
New York City Transitional Finance Authority Building Aid, Subordinate Series 2016 S-1, Rev., 5.00%, 7/15/2028	30,000	30,547
New York City Transitional Finance Authority Future Tax Secured
Series 2015C, Rev., 5.00%, 5/1/2025	80,000	80,272
Series 2016 A-1, Rev., 5.00%, 8/1/2025	45,000	45,436
Series 2018 -1, Rev., 5.00%, 11/1/2025	195,000	198,068
Series 2019 C-1, Rev., 5.00%, 11/1/2025	75,000	76,180
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

New York — continued
Series 2024D, Subseries D-1, Rev., 5.00%, 11/1/2025	20,000	20,315
Series C, Rev., 5.00%, 11/1/2025	40,000	40,629
Series 2023, Subseries F-1, Rev., 5.00%, 2/1/2026	50,000	51,093
Series 2022D, Subseries D-1, Rev., 5.00%, 11/1/2026	20,000	20,799
Series 2022C, Subseries C-1, Rev., 5.00%, 2/1/2027	35,000	36,611
Series B1, Rev., 5.00%, 11/1/2028	3,325,000	3,372,453
New York City Transitional Finance Authority Future Tax Secured, Fiscal Year 2016 Series 2016 A-1, Rev., 5.00%, 8/1/2026	180,000	181,657
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2018 Series S-2, Rev., 5.00%, 7/15/2028	35,000	36,946
New York City Transitional Finance Authority, Future Tax Secured Series C, Rev., 5.00%, 11/1/2027	30,000	31,438
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014 Series D-3, Rev., VRDO, LIQ : Mizuho Bank Ltd., 1.50%, 3/3/2025 (c)	20,000,000	20,000,000
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2018 Series 2018 -1, Rev., 5.00%, 11/1/2026	20,000	20,799
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2021 Series 2021-1, Rev., 5.00%, 11/1/2025	40,000	40,629
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2023 Series 2023, Subseries E-1, Rev., 5.00%, 11/1/2028	20,000	21,576
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2025
Series 2025C, Subseries C-1, Rev., 5.00%, 5/1/2027	4,800,000	5,034,489
Series 2025C, Subseries C-1, Rev., 5.00%, 5/1/2028	5,000,000	5,345,743
Series 2025C, Subseries C-1, Rev., 5.00%, 5/1/2029	2,695,000	2,932,868
New York City Transitional Finance Authority, Future Tax Secured, Subordinate, Fiscal Year 2019
Series B-1, Rev., 5.00%, 8/1/2025 (b)	5,000	5,045
Series B-1, Rev., 5.00%, 8/1/2025	15,000	15,145
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	237

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
New York City Transitional Finance Authority, Future Tax Secured, Subordinate, Fiscal Year 2025
Series 2025F, Subseries F-1, Rev., 5.00%, 11/1/2029	2,630,000	2,886,906
Series 2025F, Subseries F-1, Rev., 5.00%, 11/1/2030	2,600,000	2,896,578
New York State Dormitory Authority
Series 2016 A, Rev., 5.00%, 7/1/2025	250,000	251,949
Series 2019 A, Rev., 5.00%, 10/1/2025	265,000	268,699
Series 2023 A, Rev., AGM, 5.00%, 10/1/2025	350,000	354,825
Series 2024A, Rev., AGM, 5.00%, 10/1/2025	2,650,000	2,686,535
Series 2024A, Rev., AGM, 5.00%, 10/1/2026	1,500,000	1,557,200
Series 2023D, Rev., AGM, 5.00%, 10/1/2027	25,000	26,514
Series 2018 1, Rev., 5.00%, 1/15/2028	110,000	117,363
Series 2016 A, Rev., 5.00%, 7/1/2029	30,000	30,877
New York State Dormitory Authority, Columbia University Series B, Rev., 5.00%, 10/1/2025	20,000	20,290
New York State Dormitory Authority, Cornell University
Series 2016 A, Rev., 5.00%, 7/1/2026	50,000	51,623
Series 2020A, Rev., 5.00%, 7/1/2026	40,000	41,298
New York State Dormitory Authority, Icahn School of Medicine at Mount Sinai
Series 2015A, Rev., 5.00%, 7/1/2025	270,000	271,370
Series 2015A, Rev., 5.00%, 7/1/2028	25,000	25,073
Series 2015A, Rev., 5.00%, 7/1/2029	40,000	40,114
New York State Dormitory Authority, New York University
Series 2015 B, Rev., 5.00%, 7/1/2025 (b)	25,000	25,185
Series 2019A, Rev., 5.00%, 7/1/2025	40,000	40,301
Series 2016 A, Rev., 5.00%, 7/1/2026	35,000	36,122
New York State Dormitory Authority, Northwell Health Obligated Group Series 2015A, Rev., 5.00%, 5/1/2025	750,000	752,488
New York State Dormitory Authority, Sales Tax Series 2024A, Rev., AGM, 5.00%, 10/1/2027	1,550,000	1,643,892
New York State Dormitory Authority, School Districts Financing Program
Series 2015D, Rev., 5.00%, 10/1/2025	50,000	50,689
Series 2017G, Rev., 5.00%, 10/1/2025	105,000	106,466
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

New York — continued
Series 2018 A, Rev., 5.00%, 10/1/2025	40,000	40,558
Series B, Rev., 5.00%, 10/1/2025	50,000	50,698
Series H, Rev., 5.00%, 10/1/2025	10,000	10,017
Series 2018 A, Rev., 5.00%, 10/1/2026	25,000	25,965
New York State Dormitory Authority, State Personal Income Tax
Series 2015A, Rev., 5.00%, 3/15/2025 (b)	420,000	420,317
Series 2022 A, Rev., 5.00%, 3/15/2025 (b)	25,000	25,019
Series 2005 B, Rev., AMBAC, 5.50%, 3/15/2026	75,000	77,291
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2015A, Rev., 5.00%, 3/15/2025 (b)	40,000	40,030
Series 2018A, Rev., 5.00%, 3/15/2026 (b)	20,000	20,479
New York State Dormitory Authority, State Sales Tax
Series 2015A, Rev., 5.00%, 3/15/2025 (b)	125,000	125,094
Series 2016 A, Rev., 5.00%, 9/15/2026 (b)	50,000	51,780
Series 2016 A, Rev., 5.00%, 3/15/2028	30,000	30,955
New York State Environmental Facilities Corp. Series 2024A, Rev., 5.00%, 6/15/2025	35,000	35,238
New York State Environmental Facilities Corp., State Revolving Funds, Master Financing Program Series 2015 D, Rev., 5.00%, 9/15/2026	50,000	50,079
New York State Housing Finance Agency, Historic Front Street Series 2003A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 1.86%, 3/7/2025 (c)	22,000,000	22,000,000
New York State Housing Finance Agency, State Personal Income Tax Series 2024 A-2, Rev., 3.35%, 6/15/2029 (c)	3,000,000	3,004,874
New York State Thruway Authority Series 2021A-1, Rev., 5.00%, 3/15/2026	20,000	20,510
New York State Thruway Authority, State Personal Income Tax, Transportation Series 2021A-1, Rev., 5.00%, 3/15/2025 (b)	50,000	50,039
North Collins Central School District Series 2024 A, GO, BAN, 4.50%, 6/26/2025	3,200,000	3,214,633
SEE NOTES TO FINANCIAL STATEMENTS.

238	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
North Rose-Wolcott Central School District, GO, BAN, 4.50%, 7/25/2025	5,063,303	5,089,723
Northeastern Clinton Central School District, GO, BAN, 4.50%, 6/26/2025	24,948,845	25,062,130
Otego-Unadilla Central School District, GO, BAN, 4.50%, 7/17/2025	11,995,000	12,054,387
Port Authority of New York and New Jersey, Consolidated
Series 189, Rev., 5.00%, 5/1/2025	145,000	145,534
Series 194, Rev., 5.00%, 10/15/2025	50,000	50,734
Rev., 5.00%, 11/15/2025	25,000	25,415
Series 175, Rev., 5.00%, 12/1/2025	100,000	100,161
Series 183, Rev., 5.00%, 12/15/2025	20,000	20,032
Series 246, Rev., AMT, 5.00%, 9/1/2026	11,500,000	11,812,165
Series 175, Rev., 4.00%, 12/1/2026	215,000	215,232
Series 243, Rev., 5.00%, 12/1/2026	20,000	20,866
Romulus Central School District, GO, BAN, 4.50%, 7/24/2025	4,400,000	4,421,384
Sidney Central School District, GO, BAN, 4.50%, 7/24/2025	4,400,000	4,422,791
Stillwater Central School District, GO, BAN, 4.50%, 6/27/2025	2,000,000	2,008,580
Sullivan West Central School District, GO, BAN, 4.25%, 6/26/2025	4,600,000	4,615,967
Three Village Central School District Brookhaven and Smithtown, GO, 5.00%, 5/15/2025	30,000	30,128
Town of Batavia, GO, BAN, 4.00%, 3/5/2025	340,000	340,022
Town of Cornwall Series 2024B, GO, BAN, 4.50%, 5/1/2025	4,232,500	4,239,885
Town of Cortlandt, GO, BAN, 4.25%, 10/3/2025	3,600,000	3,625,818
Town of Grand Island, GO, BAN, 4.25%, 10/3/2025	16,465,845	16,607,193
Town of Hempstead Series 2018 A, GO, 5.00%, 6/15/2025	20,000	20,143
Town of Milton, GO, BAN, 4.50%, 7/25/2025	6,600,000	6,632,580
Town of Newburgh, GO, BAN, 4.50%, 1/30/2026	3,800,000	3,854,614
Town of Wawarsing
GO, RAN, 4.25%, 3/13/2025	3,200,000	3,200,705
GO, BAN, 4.50%, 7/24/2025	5,700,000	5,726,792
Triborough Bridge and Tunnel Authority
Series 2016A, Rev., 5.00%, 11/15/2025	115,000	117,039
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

New York — continued
Series 2023 B-2, Rev., 5.00%, 11/15/2026	25,000	26,087
Series 2023A, Rev., 5.00%, 11/15/2026	25,000	26,014
Series B, Rev., 5.00%, 11/15/2026	75,000	78,260
Series 2024B, Rev., BAN, 5.00%, 3/15/2027	1,950,000	2,041,865
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2017C-1, Rev., 5.00%, 11/15/2025	20,000	20,355
Series 2023 A, Rev., 5.00%, 11/15/2026	25,000	26,087
Village of Farmingdale Series 2024 B, GO, BAN, 4.25%, 9/25/2025	7,800,000	7,858,175
Village of Freeport Series 2024 E, GO, BAN, 4.25%, 11/13/2025	5,015,000	5,061,199
Village of Highland Falls, GO, BAN, 4.25%, 9/26/2025	5,600,000	5,641,977
Village of Johnson City Series 2024 C, GO, BAN, 4.25%, 9/26/2025	17,250,878	17,336,094
Wayne Central School District, GO, BAN, 4.50%, 6/27/2025	3,100,000	3,112,196
Yorkshire-Pioneer Central School District, GO, BAN, 4.50%, 7/9/2025	20,150,700	20,259,488
Total New York		695,865,666
North Carolina — 0.8%
Cape Fear Public Utility Authority, Water and Sewer System Series 2016, Rev., 5.00%, 8/1/2025	125,000	126,195
Charlotte-Mecklenburg Hospital Authority (The), Atrium Health Care System Series 2021C, Rev., 5.00%, 12/1/2028 (c)	1,220,000	1,305,341
City of Charlotte Series 2024, GO, 5.00%, 7/1/2025	225,000	226,709
City of Charlotte Airport Series C, Rev., 5.00%, 7/1/2025	50,000	50,357
City of Charlotte Water and Sewer System Series 2020, Rev., 5.00%, 7/1/2026	50,000	51,583
City of Durham, Rev., 5.00%, 10/1/2026	50,000	51,749
City of Raleigh Combined Enterprise System Series 2016 A, Rev., 5.00%, 3/1/2027	1,475,000	1,544,403
County of Harnett Series 2020, Rev., 5.00%, 12/1/2027	50,000	53,032
County of New Hanover, New Hanover Regional Medical Center
Series 2017, Rev., 5.00%, 10/1/2025 (b)	100,000	101,261
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	239

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
North Carolina — continued
Series 2017, Rev., 5.00%, 10/1/2027 (b)	75,000	79,225
County of Wake
Series 2016 A, GO, 5.00%, 3/1/2025	65,000	65,000
Series 2021, Rev., 5.00%, 3/1/2026	80,000	81,882
Series 2020 A, GO, 5.00%, 4/1/2026	45,000	46,147
County of Wake, Hospital System, Rev., NATL - RE, 5.13%, 10/1/2026 (b)	55,000	56,055
Cumberland County Industrial Facilities and Pollution Control Financing Authority, Solid Waste Disposal Project Hero Series 2024, Rev., AMT, 3.75%, 11/1/2025 (c)	6,000,000	6,000,328
North Carolina Capital Facilities Finance Agency, Duke University Project Series 2015B, Rev., 5.00%, 10/1/2025 (b)	2,020,000	2,046,048
North Carolina Housing Finance Agency, Homeownership Series 55-C, Rev., GNMA / FNMA / FHLMC, 3.20%, 1/15/2026 (c)	4,435,000	4,437,333
North Carolina Medical Care Commission, Caromont Health Series 2021B, Rev., 5.00%, 2/1/2026 (c)	2,165,000	2,201,544
North Carolina Medical Care Commission, Duke University Health System Series 2016 A, Rev., 5.00%, 6/1/2025	160,000	160,810
North Carolina Municipal Power Agency No. 1
Series A, Rev., 5.00%, 1/1/2026	355,000	361,678
Series 2016 A, Rev., 5.00%, 1/1/2027	45,000	46,167
Series 2016 A, Rev., 5.00%, 1/1/2028	230,000	235,864
Series 2016 A, Rev., 5.00%, 1/1/2029	870,000	891,863
North Carolina State University at Raleigh Series 2018, Rev., 5.00%, 10/1/2025	25,000	25,322
North Carolina Turnpike Authority, Triangle Expressway System, Senior Lien
Series 2017, Rev., AGM, 5.00%, 1/1/2026	50,000	50,883
Series 2017, Rev., AGM, 5.00%, 1/1/2028	500,000	517,877
Raleigh Durham Airport Authority
Series 2020A, Rev., AMT, 5.00%, 5/1/2025	1,500,000	1,504,655
Series 2020B, Rev., 5.00%, 5/1/2025	20,000	20,073
State of North Carolina
Series 2015, Rev., 5.00%, 3/1/2025	105,000	105,000
Series 2021, Rev., 5.00%, 3/1/2025	1,700,000	1,700,000
Series 2022A, Rev., 5.00%, 5/1/2025	435,000	436,553
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

North Carolina — continued
Series 2015, Rev., 5.00%, 3/1/2026	3,000,000	3,005,133
State of North Carolina, Limited Obligation Series 2013A, Rev., 2.25%, 5/1/2026	10,000	9,901
Total North Carolina		27,595,971
North Dakota — 0.1%
Minot Public School District No. 1, GO, 4.00%, 8/1/2025	25,000	25,121
North Dakota Housing Finance Agency, Home Mortgage Finance Program Series 2020B, Rev., 1.05%, 7/1/2026	125,000	119,970
West Fargo Public School District No. 6 Series 2017, GO, 4.00%, 8/1/2027	2,375,000	2,442,936
Total North Dakota		2,588,027
Ohio — 3.6%
Akron Bath Copley Joint Township Hospital District, Children's Hospital Medical Center of Akron
Series 2022A, Rev., 5.00%, 11/15/2026	465,000	481,381
Series 2022A, Rev., 5.00%, 11/15/2027	470,000	495,663
American Municipal Power, Inc., AMP Fremont Energy Center Project
Series 2017A, Rev., 5.00%, 2/15/2026	25,000	25,490
Series 2017A, Rev., 5.00%, 2/15/2027	25,000	26,033
Series 2017A, Rev., 5.00%, 2/15/2028	70,000	74,377
American Municipal Power, Inc., City of Wapakoneta Project, Rev., BAN, 4.50%, 6/19/2025	1,000,000	1,003,413
Big Walnut Local School District, Unlimited Tax Series 2015, GO, 5.00%, 6/1/2025 (b)	670,000	673,558
City of Cincinnati, Unlimited Tax Various Purpose
Series 2016A, GO, 4.00%, 12/1/2025	725,000	732,355
Series 2017A, GO, 5.00%, 12/1/2025	25,000	25,437
City of Cleveland Series 2015, GO, 5.00%, 12/1/2025	90,000	91,505
City of Columbus Series 2016 A, GO, 4.00%, 8/15/2026	90,000	90,489
City of Columbus, Unlimited Tax Series 2024-1, GO, 5.00%, 2/15/2030	3,445,000	3,811,247
City of Hamilton, Limited Tax Various Purpose, GO, BAN, 4.00%, 12/17/2025	2,520,000	2,539,309
City of Huber Heights, GO, BAN, OH MARKET ACCESS PROG, 4.50%, 7/10/2025	3,100,000	3,114,970
City of New Albany, GO, BAN, 4.00%, 9/10/2025	4,000,000	4,018,973
SEE NOTES TO FINANCIAL STATEMENTS.

240	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Ohio — continued
City of Strongsville, Street Improvement, GO, BAN, 4.75%, 6/5/2025	1,300,000	1,304,856
Cleveland Department of Public Utilities Division of Water Series 2020 FF, Rev., 5.00%, 1/1/2026	80,000	81,558
County of Allen Hospital Facilities
Series 2017A, Rev., 5.00%, 8/1/2025	115,000	115,998
Series 2017 A, Rev., 5.00%, 8/1/2027	815,000	855,808
County of Allen, Hospital Facilities, Bon Secours Mercy Health, Inc. Series 2017 A, Rev., 5.00%, 8/1/2026	20,000	20,610
County of Cuyahoga, Convention Hotel Project
COP, 5.00%, 12/1/2025	7,490,000	7,596,867
COP, 5.00%, 12/1/2026	5,750,000	5,950,456
County of Hamilton Sales Tax Series 2016 A, Rev., 5.00%, 12/1/2029	460,000	477,197
County of Hamilton, Sales Tax
Series 2016A, Rev., 5.00%, 12/1/2025	40,000	40,701
Series 2016A, Rev., 5.00%, 12/1/2026	670,000	697,777
County of Hamilton, Trihealth, Inc. Group Project Series 2020 A, Rev., 5.00%, 8/15/2027	25,000	26,180
County of Lake, GO, 4.00%, 9/24/2025	4,000,000	4,020,658
County of Lorain Series 2024B, GO, BAN, 4.38%, 5/1/2025	2,600,000	2,604,762
County of Mahoning, Limited Tax Various Tax, GO, 4.00%, 10/14/2025	5,400,000	5,427,463
County of Montgomery, Dayton Children's Hospital Series 2021, Rev., 5.00%, 8/1/2026	305,000	313,233
County of Muskingum, Limited Tax, GO, 4.00%, 12/17/2025	12,000,000	12,096,799
County of Wayne, Limited Tax, GO, 3.50%, 12/18/2025	17,000,000	17,065,373
Cuyahoga Metropolitan Housing Authority, Carver Park Phase III Project, Rev., FHA, 4.00%, 6/1/2025 (c)	7,638,000	7,645,787
Cuyahoga Metropolitan Housing Authority, Wade Park Apartments, Rev., FHA, 4.75%, 12/1/2025 (c)	4,590,000	4,641,351
Kings Local School District, Unlimited Tax, GO, BAN, 4.50%, 7/16/2025	2,600,000	2,614,446
Miami University
Series 2017, Rev., 5.00%, 9/1/2025	90,000	91,037
Series 2017, Rev., 5.00%, 9/1/2026	25,000	25,845
Miamisburg City School District Series 2016, GO, 5.00%, 12/1/2025 (b)	390,000	396,507
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Ohio — continued
Monroe Local School District, GO, BAN, 3.88%, 12/4/2025	3,000,000	3,021,073
Ohio Air Quality Development Authority, American Electric Power Co. Project Series 2014D, Rev., 3.20%, 5/1/2026	3,000,000	2,992,550
Ohio Higher Educational Facility Commission, Case Western Reserve University Project Series 2021B, Rev., (SIFMA Municipal Swap Index Yield + 0.23%), 2.48%, 3/13/2025 (d)	5,500,000	5,436,924
Ohio Housing Finance Agency, Riverview San Macro LLC Series 2023, Rev., FHA, 5.00%, 8/1/2025 (c)	3,916,000	3,945,234
Ohio State University (The)
Series 2020 A, Rev., 5.00%, 12/1/2026	35,000	36,435
Series 2020 A, Rev., 5.00%, 12/1/2027	100,000	106,064
Ohio Turnpike and Infrastructure Commission Series 2017A, Rev., 5.00%, 2/15/2026	50,000	51,099
Ohio Water Development Authority
Series 2019A, Rev., 5.00%, 6/1/2026	180,000	185,407
Series 2019A, Rev., 5.00%, 12/1/2026	30,000	31,265
Ohio Water Development Authority Water Pollution Control Loan Fund
Series 2019A, Rev., 5.00%, 6/1/2025	75,000	75,427
Series 2015B, Rev., 5.00%, 12/1/2025 (b)	25,000	25,399
Series 2015 A, Rev., 5.00%, 6/1/2026	55,000	56,652
State of Ohio
Series A, Rev., 4.00%, 4/1/2025	1,750,000	1,751,487
Series 2015C, GO, 5.00%, 5/1/2025 (b)	70,000	70,248
Series 2017 A, GO, 5.00%, 5/1/2025 (b)	600,000	602,128
Series S, GO, 5.00%, 5/1/2025	30,000	30,111
Series 2016A, GO, 5.00%, 8/1/2025	25,000	25,241
Series 2018-1, Rev., 5.00%, 12/15/2025	25,000	25,458
Series U, GO, 5.00%, 5/1/2026	70,000	71,946
State of Ohio, Capital Facilities Lease Appropriation Series 2017A, Rev., 5.00%, 12/1/2025	50,000	50,869
State of Ohio, Capital Facilities Lease Appropriation Mental Health Facilities Improvement Fund Projects Series 2018A, Rev., 5.00%, 6/1/2025	25,000	25,139
State of Ohio, Cleveland Clinic Health System Series 2019F, Rev., VRDO, LIQ : US Bank NA, 1.45%, 3/3/2025 (c)	10,000,000	10,000,000
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	241

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Ohio — continued
State of Ohio, Common School
Series 2013A, GO, 5.00%, 9/15/2025	40,000	40,505
Series 2017B, GO, 5.00%, 9/15/2025	450,000	455,678
State of Ohio, Full Faith and Credit Highway User Receipt
Series X, GO, 5.00%, 5/1/2025	25,000	25,092
Series V, GO, 5.00%, 5/1/2026	100,000	102,780
State of Ohio, Infrastructure Improvement
Series 2024A, GO, 5.00%, 3/1/2025	100,000	100,000
Series 2023A, GO, 4.00%, 9/1/2025	100,000	100,681
Series 2016A, GO, 5.00%, 9/1/2025	25,000	25,292
Series 2017B, GO, 5.00%, 9/1/2025	30,000	30,351
Series 2020 B, GO, 5.00%, 8/1/2026	40,000	41,352
Series 2021 B, GO, 5.00%, 2/1/2027	20,000	20,917
State of Ohio, Lease Appropriation Adult Correctional Building Fund Projects Series 2017B, Rev., 5.00%, 10/1/2025	30,000	30,403
State of Ohio, Major New State Infrastructure Project
Series 2024-1, Rev., 5.00%, 12/15/2028	1,175,000	1,273,249
Series 2024-1, Rev., 5.00%, 12/15/2029	1,500,000	1,653,974
State of Ohio, Mental Health Facilities Improvement Fund Projects
Series 2020 A, Rev., 5.00%, 2/1/2026	60,000	61,284
Series 2018A, Rev., 5.00%, 6/1/2026	100,000	102,929
Series 2018A, Rev., 5.00%, 6/1/2028	75,000	80,397
State of Ohio, New Infrastructure Project
Series 2019-1, Rev., 5.00%, 12/15/2025	20,000	20,366
Series 2022-1, Rev., 5.00%, 12/15/2025	25,000	25,458
State of Ohio, State Infrastructure Project
Series 2016-1, Rev., 5.00%, 12/15/2025	50,000	50,916
Series 2018-1, Rev., 5.00%, 12/15/2026	20,000	20,841
Series 2021-1A, Rev., 5.00%, 12/15/2026	20,000	20,841
State of Ohio, University Hospitals Health System, Inc. Series 2016A, Rev., 5.00%, 1/15/2027	95,000	96,492
State of Ohio, Voting System Acquisition Project, COP, 5.00%, 9/1/2025	65,000	65,645
Total Ohio		124,377,068
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Oklahoma — 1.3%
Canadian County Educational Facilities Authority, Mustang Public Schools Project
Series 2017, Rev., 4.00%, 9/1/2025	105,000	105,488
Series 2017, Rev., 5.00%, 9/1/2027	1,045,000	1,072,655
Canadian County Independent School District No. 69 Mustang
Series 2024 C, GO, 4.00%, 6/1/2026	2,565,000	2,596,306
Series 2023, GO, 4.00%, 6/1/2027	3,530,000	3,601,314
City of Oklahoma City Series 2016, GO, 5.00%, 3/1/2027	1,125,000	1,174,112
Cleveland County Educational Facilities Authority, Norman Public Schools Project
Rev., 5.00%, 6/1/2025	240,000	241,087
Series 2023A, Rev., 5.00%, 6/1/2028	1,700,000	1,804,490
Grand River Dam Authority
Series 2014A, Rev., 5.00%, 6/1/2025	135,000	135,626
Series 2016 A, Rev., 5.00%, 6/1/2025	485,000	487,447
Series 2014A, Rev., 5.00%, 6/1/2026	310,000	311,393
Series 2016A, Rev., 5.00%, 6/1/2026	145,000	148,886
Series 2016 A, Rev., 5.00%, 6/1/2027	145,000	150,465
Series 2016 A, Rev., 5.00%, 6/1/2028	55,000	57,035
Oklahoma Capitol Improvement Authority, Capitol Repair Project Series 2017 B, Rev., 5.00%, 1/1/2026	35,000	35,658
Oklahoma Capitol Improvement Authority, Oklahoma Department of Transportation Project Series 2020 A, Rev., 5.00%, 7/1/2025	130,000	130,945
Oklahoma City Water Utilities Trust Series 2016, Rev., 5.00%, 7/1/2026 (b)	20,000	20,613
Oklahoma Development Finance Authority, Health System, Integris Obligated Group Series 2020C, Rev., VRDO, 2.30%, 3/12/2025 (c)	14,110,000	14,110,000
Oklahoma Municipal Power Authority, Power Supply System Series 2021A, Rev., AGM, 5.00%, 1/1/2027	20,000	20,782
Oklahoma State University
Series 2020 A, Rev., 5.00%, 9/1/2025	870,000	879,677
Series 2020 A, Rev., 5.00%, 9/1/2027	760,000	798,399
Oklahoma Turnpike Authority, Turnpike System, Second Senior
Series 2017 D, Rev., 5.00%, 1/1/2026	80,000	81,518
Series 2020 A, Rev., 5.00%, 1/1/2026	20,000	20,380
Series 2017 D, Rev., 5.00%, 1/1/2028	20,000	21,237
SEE NOTES TO FINANCIAL STATEMENTS.

242	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Oklahoma — continued
Tulsa County Independent School District No. 1 Tulsa
Series 2025A, GO, 4.00%, 4/1/2028 (f)	4,325,000	4,469,644
Series 2025A, GO, 3.50%, 4/1/2029 (f)	5,230,000	5,324,165
Series 2025A, GO, 4.00%, 4/1/2030 (f)	5,225,000	5,482,414
Tulsa County Industrial Authority Educational Facilities Lease, Broken Arrow Public Schools Project, Rev., 5.00%, 9/1/2025	35,000	35,058
Tulsa County Industrial Authority, Broken Arrow Public School Project Series 2019 A, Rev., 5.00%, 9/1/2027	170,000	179,138
Total Oklahoma		43,495,932
Oregon — 0.1%
City of Eugene Electric Utility System Series 2016 A, Rev., 5.00%, 8/1/2025	205,000	206,852
City of Portland Sewer System
Series 2015A, Rev., 5.00%, 6/1/2025	110,000	110,591
Series 2019 A, Rev., 5.00%, 3/1/2026	25,000	25,569
City of Portland Sewer System, Second Lien Series 2014B, Rev., 5.00%, 3/7/2025	50,000	50,011
City of Portland Sewer System, Senior Lien Series 2020A, Rev., 5.00%, 3/1/2026	50,000	51,137
City of Salem Water and Sewer Series 2017, Rev., 5.00%, 6/1/2025	165,000	165,895
Metro, Oregon Convention Center Hotel Project, Rev., 5.00%, 6/15/2025	20,000	20,124
Multnomah County School District No. 1 Portland
Series 2015B, GO, 5.00%, 6/15/2025	50,000	50,326
Series 2020, GO, 5.00%, 6/15/2025	285,000	286,856
Salem-Keizer School District No. 24J Series 2018, GO, 5.00%, 6/15/2025	50,000	50,317
State of Oregon Series L, GO, 5.00%, 8/1/2025	25,000	25,241
State of Oregon Department of Transportation Series A, Rev., 5.00%, 11/15/2025	30,000	30,500
State of Oregon, Article XI-M, XI-N and XI-P State Grant Program Series 2019 D, GO, 5.00%, 6/1/2026	50,000	51,490
State of Oregon, Article XI-Q State Project Series 2023 A, GO, 5.00%, 5/1/2026	25,000	25,695
Tri-County Metropolitan Transportation District of Oregon
Series 2017A, Rev., 5.00%, 10/1/2025	505,000	511,091
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Oregon — continued
Series 2017 A, Rev., 5.00%, 10/1/2027	60,000	63,201
Series 2018 A, Rev., 5.00%, 10/1/2028	100,000	106,273
Total Oregon		1,831,169
Pennsylvania — 4.7%
Allegheny County Higher Education Building Authority, University Refunding Duquesne University Series 2016, Rev., 5.00%, 3/1/2027	70,000	71,285
Allegheny County Hospital Development Authority, Allegheny Health Network Obligated Group Series 2018A, Rev., 5.00%, 4/1/2025	135,000	135,170
Allegheny County Hospital Development Authority, Pittsburgh Medical Center
Series 2019 A, Rev., 5.00%, 7/15/2025	50,000	50,367
Series 2019 A, Rev., 5.00%, 7/15/2026	110,000	113,098
Allegheny County Sanitary Authority, Sewer Series 2016, Rev., AGM, 5.00%, 12/1/2025	60,000	61,025
Berks County Industrial Development Authority, The Highlands at Wyomissing Series 2018, Rev., 5.00%, 5/15/2025 (b)	4,105,000	4,202,631
Bethel Park School District, GO, 5.00%, 8/1/2025	35,000	35,315
Central Dauphin School District Series 2016, GO, 5.00%, 2/1/2026	25,000	25,413
Centre County Hospital Authority, Mount Nittany Medical Center Project Series A, Rev., 5.00%, 11/15/2025 (b)	850,000	862,103
Chambersburg Area School District Series A, GO, 5.00%, 3/1/2025	150,000	150,000
Chester County Health and Education Facilities Authority, Main Line Health System Series 2020A, Rev., 5.00%, 9/1/2026	50,000	51,527
City of Philadelphia
Series 2015A, GO, 5.00%, 8/1/2025	25,000	25,220
Series 2019 A, GO, 5.00%, 8/1/2025	300,000	302,634
Series 2021 A, GO, 5.00%, 5/1/2026	50,000	51,233
Series 2017 A, GO, 5.00%, 8/1/2026	85,000	87,551
Series 2019B, GO, 5.00%, 2/1/2028	150,000	158,875
Series 2021A, GO, 5.00%, 5/1/2028	90,000	95,736
Series 2015A, GO, 5.00%, 8/1/2029	235,000	236,843
City of Philadelphia Water and Wastewater
Series 2016, Rev., 5.00%, 10/1/2025	105,000	106,296
Series 2019 A, GO, 5.00%, 8/1/2026	195,000	200,852
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	243

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — continued
Commonwealth Financing Authority
Series B-1, Rev., AGM, 5.00%, 6/1/2025	50,000	50,266
Series 2019B, Rev., 5.00%, 6/1/2027	155,000	162,561
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Rev., 5.00%, 6/1/2025	400,000	401,970
Rev., 5.00%, 6/1/2026	140,000	143,649
Rev., 5.00%, 6/1/2027	170,000	177,885
Rev., 5.00%, 6/1/2028	2,620,000	2,789,394
Rev., 5.00%, 6/1/2029	115,000	122,228
Commonwealth of Pennsylvania
Series 2015, GO, 5.00%, 8/15/2025	740,000	747,577
Series 2016, GO, AGM-CR, 5.00%, 9/15/2025	155,000	156,873
Series 1, GO, 5.00%, 3/15/2026	20,000	20,036
Series 2015, GO, AGM, 5.00%, 8/15/2026	610,000	615,746
Series 1ST, GO, 5.00%, 9/15/2026	20,000	20,711
Series 2018A, COP, 5.00%, 7/1/2027	50,000	52,456
Series 2016, GO, 5.00%, 9/15/2027	500,000	517,336
Series 2018A, COP, 5.00%, 7/1/2028	420,000	444,753
Council Rock School District Series 2019A, GO, 4.00%, 11/15/2025	35,000	35,282
County of Allegheny Series C-75, GO, 5.00%, 11/1/2027	290,000	300,408
County of Bucks
Series 2017, GO, 5.00%, 6/1/2025	20,000	20,114
Series 2017, GO, 5.00%, 6/1/2026	40,000	41,177
Delaware County Authority, Cabrini University Rev., 5.00%, 7/1/2027 (b)	2,800,000	2,923,850
Delaware County Industrial Development Authority, United Parcel Service Project, Rev., VRDO, 1.50%, 3/3/2025 (c)	40,000,000	40,000,000
Delaware River Joint Toll Bridge Commission Series 2019B, Rev., 5.00%, 7/1/2025	50,000	50,353
East Stroudsburg Area School District Series AA, GO, 5.00%, 9/1/2025	520,000	525,593
Easton Area School District Series 2020A, GO, 4.00%, 4/1/2025	420,000	420,382
Garnet Valley School District Series 2017, GO, 4.00%, 4/1/2027	135,000	135,135
Geisinger Authority, Health System
Series 2020B, Rev., 5.00%, 2/15/2027 (c)	10,720,000	11,010,827
Series 2020 C, Rev., 5.00%, 4/1/2030 (c)	2,490,000	2,683,515
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pennsylvania — continued
General Authority of Southcentral Pennsylvania, Wellspan Health Obligated Group Series 2019E, Rev., VRDO, LIQ : US Bank NA, 1.55%, 3/3/2025 (c)	10,000,000	10,000,000
Methacton School District, GO, 4.00%, 9/15/2025	75,000	75,468
Monroeville Finance Authority, University of Pittsburg Medical Center, Rev., 5.00%, 2/15/2026	160,000	163,129
Montour School District Series A, GO, AGM, 5.00%, 10/1/2025 (b)	65,000	65,819
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal, Republic Services, Inc., Project Series 2010 B, Rev., 3.60%, 4/1/2025 (c)	1,500,000	1,500,372
Pennsylvania Economic Development Financing Authority, University of Pittsburgh Medical Center
Rev., 5.00%, 3/15/2026	255,000	260,431
Series 2017A, Rev., 5.00%, 11/15/2026	25,000	25,877
Series 2016, Rev., 5.00%, 3/15/2027	20,000	20,610
Pennsylvania Higher Educational Facilities Authority
Series AQ, Rev., 5.00%, 6/15/2025 (b)	15,000	15,077
Series AT-1, Rev., 5.00%, 6/15/2025 (b)	25,000	25,129
Series AT-1, Rev., 5.00%, 6/15/2025	120,000	120,759
Series A, Rev., 5.00%, 10/1/2025 (b)	100,000	101,290
Pennsylvania Higher Educational Facilities Authority, State System Higher Education
Series AQ, Rev., 5.00%, 6/15/2025 (b)	5,000	5,026
Series AQ, Rev., 5.00%, 6/15/2025	205,000	206,296
Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University
Series 2015A, Rev., 5.00%, 3/1/2025	2,180,000	2,180,000
Series 2015A, Rev., 5.25%, 3/1/2025	1,000,000	1,000,000
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System
Series 2016 C, Rev., 5.00%, 8/15/2025	20,000	20,191
Series A, Rev., 5.00%, 10/1/2025 (b)	100,000	101,290
Series 2015, Rev., 5.00%, 8/15/2026	40,000	40,376
Series 2019, Rev., 5.00%, 8/15/2028	30,000	32,179
Pennsylvania Higher Educational Facilities Authority, University Of Pennsylvania Health System Series 2016 A, Rev., 5.00%, 8/15/2027	75,000	77,027
Pennsylvania State University (The) Series B, Rev., 5.25%, 8/15/2025	100,000	101,155
SEE NOTES TO FINANCIAL STATEMENTS.

244	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — continued
Pennsylvania Turnpike Commission
Rev., VRDO, LOC : TD Bank NA, 2.35%, 3/12/2025 (c)	38,000,000	38,000,000
Series A-1, Rev., 5.00%, 12/1/2025	750,000	754,051
Series A-2, Rev., 5.00%, 12/1/2025	70,000	71,155
Series B-2, Rev., 5.00%, 6/1/2026	275,000	282,578
Series A-1, Rev., 5.00%, 12/1/2026	205,000	206,132
Series 2016, Rev., 5.00%, 6/1/2027	60,000	60,934
Series 2016B, Rev., 5.00%, 6/1/2027	20,000	20,520
Series 2016A-1, Rev., 5.00%, 12/1/2027	105,000	107,603
Series 2016A-3, Rev., 5.00%, 12/1/2027	145,000	150,287
Series B-2, Rev., 5.00%, 6/1/2028	30,000	31,453
Series 2016 A-1, Rev., 5.00%, 12/1/2028	50,000	51,220
Series 2021A, Rev., 5.00%, 12/1/2028	40,000	43,255
Series 2016, Rev., 5.00%, 6/1/2029	40,000	40,551
Rev., 5.00%, 12/1/2029	45,000	48,503
Series 2017, Rev., 5.00%, 12/1/2029	465,000	490,158
Series 2017-2, Rev., 5.00%, 12/1/2029	25,000	26,427
Pennsylvania Turnpike Commission Oil Franchise Tax
Series A, Rev., 5.00%, 12/1/2027	125,000	129,315
Series B, Rev., 5.00%, 12/1/2028	20,000	20,724
Series A, Rev., 5.00%, 12/1/2029	500,000	516,722
Series B, Rev., 5.00%, 12/1/2029	20,000	20,716
Pennsylvania Turnpike Commission Registration Fee Series 2005A, Rev., AGM, 5.25%, 7/15/2027	20,000	21,130
Pennsylvania Turnpike Commission, Motor License Fund, Enhanced, Subordinate Series 2017, Rev., 5.00%, 12/1/2028	170,000	179,342
Peters Township School District Washington County, GO, 5.00%, 1/15/2026	20,000	20,367
Philadelphia Authority for Industrial Development
Series B-2, Rev., VRDO, LOC : TD Bank NA, 2.35%, 3/12/2025 (c)	19,500,000	19,500,000
Series 2016, Rev., 5.00%, 4/1/2025	475,000	475,768
Series 2019, Rev., 5.00%, 10/1/2025	1,000,000	1,011,192
Series 2019, Rev., 5.00%, 10/1/2026	205,000	211,369
Series 2019, Rev., 5.00%, 10/1/2027	275,000	289,034
Series 2019, Rev., 5.00%, 10/1/2028	50,000	53,433
Series 2019, Rev., 5.00%, 10/1/2029	400,000	434,106
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pennsylvania — continued
Philadelphia Authority for Industrial Development, Culture and Commercial Corridor Program Series 2016 A, Rev., 5.00%, 12/1/2026	5,125,000	5,202,986
Philadelphia Gas Works Co., 1998 General Ordinance
Series 13TH, Rev., 5.00%, 8/1/2025	20,000	20,163
Series 14TH, Rev., 5.00%, 10/1/2026	175,000	180,629
Series 14TH, Rev., 5.00%, 10/1/2028	190,000	196,014
Series 14TH, Rev., 5.00%, 10/1/2029	120,000	123,761
Redevelopment Authority of the City of Philadelphia Series A, Rev., 5.00%, 4/15/2025	1,000,000	1,002,250
Redevelopment Authority of the City of Philadelphia, Neighborhood Preservation Initiative Series 2023 C, Rev., 5.00%, 4/15/2025	1,450,000	1,453,335
School District of Philadelphia (The)
Series F, GO, 5.00%, 9/1/2025	1,135,000	1,146,704
Series F, GO, 5.00%, 9/1/2026	350,000	361,083
Series F, GO, 5.00%, 9/1/2027	50,000	51,371
Series F, GO, 5.00%, 9/1/2028	50,000	51,334
Series F, GO, 5.00%, 9/1/2029	30,000	30,765
Seneca Valley School District Series 2015C, GO, 5.00%, 3/1/2028	85,000	85,134
Southeastern Pennsylvania Transportation Authority
Rev., 5.00%, 3/1/2025	45,000	45,000
Series 2017, Rev., 5.00%, 3/1/2026	110,000	112,588
Series 2020, Rev., 5.00%, 6/1/2026	240,000	246,881
Series 2020, Rev., 5.00%, 6/1/2028	30,000	31,947
Southeastern Pennsylvania Transportation Authority, Capital Grant Receipts Series 2017, Rev., 5.00%, 6/1/2026	70,000	72,007
State Public School Building Authority, The School District of the City of Harrisburg Project Series 2016A, Rev., AGM, 4.00%, 12/1/2026 (b)	15,000	15,338
Total Pennsylvania		161,428,087
Rhode Island — 0.1%
City of Pawtucket Series 2024-2, GO, BAN, 4.50%, 10/24/2025	2,900,000	2,919,614
Rhode Island Commerce Corp., Department of Transportation
Series 2016 B, Rev., 5.00%, 6/15/2025	195,000	196,113
Series 2020 A, Rev., 5.00%, 5/15/2026	25,000	25,628
Series 2016 B, Rev., 5.00%, 6/15/2026	410,000	421,024
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	245

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Rhode Island — continued
Series 2016B, Rev., 5.00%, 6/15/2027	435,000	446,684
Series 2016B, Rev., 5.00%, 6/15/2028	160,000	164,134
Series 2016 B, Rev., 5.00%, 6/15/2029	1,015,000	1,040,192
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund Series 2016A, Rev., 5.00%, 10/1/2025 (b)	20,000	20,264
State of Rhode Island Series 2019 E, GO, 5.00%, 1/15/2026	20,000	20,408
Total Rhode Island		5,254,061
South Carolina — 1.1%
City of Columbia Waterworks and Sewer System Series 2016 B, Rev., 5.00%, 2/1/2026	500,000	510,612
County Square Redevelopment Corp., Greenville South Carolina Project, Rev., 5.00%, 4/1/2030	8,700,000	9,620,105
Greenville County School District Series 2023, Rev., 5.00%, 12/1/2025	1,325,000	1,347,250
Lexington County Health Services District, Inc., Lexmed Obligated Group Series 2017, Rev., 5.00%, 11/1/2027	25,000	26,288
Parker Sewer and Fire Subdistrict, South Carolina Sewer System, Rev., 4.00%, 4/1/2027 (b)	240,000	245,716
Piedmont Municipal Power Agency Series 2015A, Rev., 5.00%, 1/1/2026	1,700,000	1,702,282
SCAGO Educational Facilities Corp. for Pickens School District
Series 2015, Rev., 5.00%, 12/1/2025	1,190,000	1,195,428
Rev., 5.00%, 12/1/2027	85,000	85,348
Series 2015, Rev., 5.00%, 12/1/2028	385,000	386,350
South Carolina Jobs-Economic Development Authority, Bon Secours Mercy Health, Inc. Series 2020B, Rev., 5.00%, 10/1/2025 (c)	990,000	1,000,232
South Carolina Jobs-Economic Development Authority, Enerra South Carolina Project Series 2024, Rev., AMT, 3.70%, 12/1/2026 (c) (e)	4,000,000	3,991,686
South Carolina Ports Authority
Series 2015, Rev., AMT, 5.00%, 7/1/2025 (b)	4,990,000	5,020,922
Series 2015, Rev., AMT, 5.25%, 7/1/2025 (b)	10,275,000	10,346,963
South Carolina Public Service Authority
Series A, Rev., 5.00%, 6/2/2025	75,000	75,378
Series 2016A, Rev., 5.00%, 12/1/2027	25,000	25,567
Series 2016A, Rev., 5.00%, 12/1/2029	250,000	255,477
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

South Carolina — continued
South Carolina Public Service Authority, Santee Cooper
Series A, Rev., 5.00%, 6/2/2025	1,495,000	1,502,714
Series 2022A, Rev., 5.00%, 12/1/2026	465,000	481,971
South Carolina Transportation Infrastructure Bank Series 2021 B, Rev., 5.00%, 10/1/2025	100,000	101,327
University of South Carolina, Higher Education Facilities, Rev., 5.00%, 5/1/2025	70,000	70,255
Total South Carolina		37,991,871
South Dakota — 0.0% ^
Sioux Falls School District No. 49-5 Series 2018A, GO, 4.00%, 8/17/2026 (b)	20,000	20,389
Tennessee — 0.4%
City of Chattanooga, GO, 3.13%, 10/1/2025	140,000	140,017
City of Chattanooga Electric
Series A, Rev., 5.00%, 9/1/2025	20,000	20,221
Series A, Rev., 4.00%, 9/1/2029	2,705,000	2,713,431
City of Memphis Electric System Series 2016, Rev., 5.00%, 12/1/2029	2,165,000	2,235,148
City of Memphis Gas System Series 2016, Rev., 5.00%, 12/1/2029	2,185,000	2,256,926
County of Wilson, GO, 4.00%, 4/1/2025	750,000	750,580
Health Educational and Housing Facility Board of the City of Memphis (The), Arbors Hickory Ridge Project Series 2012, Rev., 6.25%, 1/1/2029 (b)	1,500,000	1,687,737
Johnson City Health and Educational Facilities Board, Ballad Health Series 2023A, Rev., 5.00%, 7/1/2025	755,000	759,179
Memphis-Shelby County Industrial Development Board
Series 2017B, Rev., 5.00%, 11/1/2025	55,000	55,770
Series 2017B, Rev., 5.00%, 11/1/2026	45,000	46,679
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Northview Project Series 2023B, Rev., 3.60%, 2/1/2028 (c)	1,500,000	1,511,756
Metropolitan Government of Nashville and Davidson County
Series 2017B, Rev., 5.00%, 5/15/2025	65,000	65,298
Series 2017, GO, 5.00%, 7/1/2025	45,000	45,343
Series 2021A, GO, 5.00%, 7/1/2025	35,000	35,267
GO, 4.75%, 7/1/2026	30,000	30,856
Series 2016, GO, 5.00%, 1/1/2027	30,000	30,908
SEE NOTES TO FINANCIAL STATEMENTS.

246	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Tennessee — continued
State of Tennessee
Series A, GO, 5.00%, 8/1/2025 (b)	650,000	656,312
Series B, GO, 5.00%, 8/1/2025	30,000	30,287
Tennessee Energy Acquisition Corp., Commodity Project
Series 2021A, Rev., 5.00%, 11/1/2025	350,000	353,677
Series 2021A, Rev., 5.00%, 11/1/2026	500,000	512,639
Tennessee State School Bond Authority, Higher Educational Facilities Second Program
Series 2015B, Rev., 5.00%, 11/1/2025 (b)	25,000	25,361
Series A, Rev., 5.00%, 11/1/2025	50,000	50,765
Series 2015B, Rev., 5.00%, 11/1/2026	30,000	30,420
Total Tennessee		14,044,577
Texas — 6.7%
Alamo Community College District, Limited Tax Series 2017, GO, 5.00%, 8/15/2025	100,000	101,047
Alamo Community College District, Maintenance Tax, GO, 5.00%, 2/15/2026	200,000	204,492
Arlington Housing Finance Corp., Multi Family Housing 6900 Matlock Road Series 2023, Rev., 4.50%, 4/1/2027 (c)	65,000	65,859
Austin Community College District Public Facility Corp., Round Rock Campus Series 2015, Rev., 5.00%, 8/1/2026	70,000	70,573
Austin Independent School District, Unlimited Tax Series A, GO, PSF-GTD, 4.00%, 8/1/2025 (b)	1,905,000	1,914,596
Board of Regents of the University of Texas System
Series 2016 J, Rev., 5.00%, 8/15/2025	215,000	217,196
Series 2016 D, Rev., 5.00%, 8/15/2026	40,000	41,341
Series 2019 A, Rev., 5.00%, 8/15/2028	65,000	70,014
Series 2020 C, Rev., 5.00%, 8/15/2028	25,000	26,928
Central Texas Regional Mobility Authority, Senior Lien Series A, Rev., 5.00%, 7/1/2025 (b)	165,000	166,218
Central Texas Regional Mobility Authority, Subordinate Lien Series 2021C, Rev., BAN, 5.00%, 1/1/2027	170,000	172,810
City of Austin
GO, 5.00%, 9/1/2025	50,000	50,577
Series 2020, GO, 5.00%, 9/1/2025	85,000	85,982
City of Austin Electric Utility
Series 2020A, Rev., 5.00%, 11/15/2025	25,000	25,396
Series 2015A, Rev., 5.00%, 11/15/2026	70,000	71,134
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
Series 2015A, Rev., 5.00%, 11/15/2027	155,000	157,252
City of Austin Water and Wastewater System
Series 2015A, Rev., 5.00%, 11/15/2025	320,000	325,093
Series 2021, Rev., 5.00%, 11/15/2025	20,000	20,318
Series 2024, Rev., 5.00%, 11/15/2027	50,000	53,038
Series 2024, Rev., 5.00%, 11/15/2028	1,500,000	1,619,682
City of Austin, Airport System Series 2017A, Rev., 5.00%, 11/15/2027	255,000	263,472
City of Brownsville, Utilities System
Rev., AGM, 5.00%, 9/1/2025	1,265,000	1,278,674
Series 2013A, Rev., 5.00%, 9/1/2025	200,000	200,319
City of Conroe Series 2019A, GO, 5.00%, 3/1/2025	35,000	35,000
City of Copperas Cove, GO, 4.00%, 8/15/2025	25,000	25,123
City of Dallas
Series 2023A, GO, 5.00%, 2/15/2026	345,000	352,388
Series 2023A, GO, 5.00%, 2/15/2027	60,000	62,644
Series 2023A, GO, 5.00%, 2/15/2029	20,000	21,668
City of Dallas Waterworks and Sewer System
Series 2015A, Rev., 5.00%, 10/1/2025	65,000	65,878
Series 2020 C, Rev., 5.00%, 10/1/2025	125,000	126,688
Series 2015A, Rev., 5.00%, 10/1/2027	2,260,000	2,282,495
Series 2015A, Rev., 5.00%, 10/1/2028	30,000	30,288
City of Denton, Utility System
Series 2017, Rev., 5.00%, 12/1/2027	115,000	119,070
Series 2017, Rev., 5.00%, 12/1/2029	35,000	36,179
City of El Paso
Series 2015, GO, 5.00%, 8/15/2025	50,000	50,499
Series 2020 A, GO, 5.00%, 8/15/2029	20,000	21,804
City of El Paso Municipal Drainage Utility System Series 2017, Rev., 5.00%, 3/1/2025	1,125,000	1,125,000
City of Fort Worth
Series 2016, GO, 5.00%, 3/1/2025	420,000	420,000
Series 2024, GO, 5.00%, 3/1/2025	1,490,000	1,490,000
GO, 5.00%, 3/1/2027	240,000	250,725
City of Garland Electric Utility System
Series 2016 A, Rev., 5.00%, 3/1/2025	370,000	370,000
Series 2016B, Rev., 5.00%, 3/1/2025	415,000	415,000
City of Granbury Series 2016A, GO, 4.00%, 8/15/2025	35,000	35,191
City of Houston
Series 2016 A, GO, 5.00%, 3/1/2025	240,000	240,000
Series 2016 A, GO, 5.00%, 3/1/2026	80,000	81,820
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	247

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Series 2016 A, GO, 5.00%, 3/1/2027	380,000	388,203
Series 2016 A, GO, 5.00%, 3/1/2028	595,000	607,867
Series 2019 A, GO, 5.00%, 3/1/2028	65,000	69,163
Series 2021 A, GO, 5.00%, 3/1/2028	20,000	21,281
City of Houston Airport System, Subordinate Lien
Series 2018 B, Rev., 5.00%, 7/1/2026	225,000	231,512
Series 2018 B, Rev., 5.00%, 7/1/2027	25,000	26,270
City of Houston Combined Utility System
Series 1998 A, Rev., AGM, Zero Coupon, 12/1/2025 (b)	7,510,000	7,342,140
Series 2017 B, Rev., 5.00%, 11/15/2027	85,000	90,027
City of Houston, Airport System, Subordinate Lien
Series 2018 B, Rev., 5.00%, 7/1/2025	175,000	176,211
Series 2018D, Rev., 5.00%, 7/1/2025	35,000	35,242
Series 2018D, Rev., 5.00%, 7/1/2026	200,000	205,788
Series 2020B, Rev., 5.00%, 7/1/2026	100,000	102,894
Series 2020B, Rev., 5.00%, 7/1/2027	50,000	52,540
Series 2023B, Rev., AGM, 5.00%, 7/1/2028	35,000	37,477
City of Houston, Combined Utility System, First Lien
Series 2024 A, Rev., 5.00%, 11/15/2025	25,000	25,396
Series 2024 A, Rev., 5.00%, 11/15/2026	1,000,000	1,038,890
Series 2017 B, Rev., 5.00%, 11/15/2028	45,000	47,473
Series 2016 B, Rev., 5.00%, 11/15/2029	2,130,000	2,205,933
City of Houston, Public Improvement Series 2021A, GO, 5.00%, 3/1/2026	295,000	301,710
City of Kenedy, Combination Tax, GO, 4.00%, 5/1/2025	25,000	25,043
City of Lubbock
Series 2016, GO, 5.00%, 2/15/2026	130,000	132,759
Series 2018, GO, 5.00%, 2/15/2026	450,000	459,552
City of Lubbock, Electric Light and Power System Series 2021, Rev., 5.00%, 4/15/2028	35,000	37,257
City of McKinney, GO, 5.00%, 8/15/2025	25,000	25,248
City of Midland Series 2018A, GO, 5.00%, 3/1/2025	70,000	70,000
City of Midland, Certificates of Obligation, GO, 5.00%, 3/1/2025	40,000	40,000
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
City of Missouri City, Combination Tax, Certificates of Obligation Series 2018B, GO, 4.00%, 6/15/2025	25,000	25,084
City of Rockwall Series 2016, GO, 5.00%, 8/1/2025	150,000	151,349
City of Round Rock Series 2019, GO, 5.00%, 8/15/2025	310,000	313,078
City of Rowlett Series 2019, GO, 5.00%, 2/15/2026	30,000	30,645
City of San Antonio
GO, 5.00%, 8/1/2025	30,000	30,277
Series 2018, GO, 5.00%, 8/1/2025	20,000	20,185
Series 2016, GO, 5.00%, 2/1/2028	105,000	108,227
City of San Antonio Electric and Gas Systems, Rev., 5.00%, 2/1/2030	2,000,000	2,058,185
City of San Antonio, Combination Tax, GO, 5.00%, 2/1/2028	1,000,000	1,065,541
City of San Antonio, Drainage Utility System, Rev., 5.00%, 2/1/2027	50,000	50,092
City of San Antonio, Electric and Gas Systems
Series 2015, Rev., 5.00%, 2/1/2026	420,000	428,727
Series 2016, Rev., 5.00%, 2/1/2028	1,135,000	1,170,006
Series 2024D, Rev., 5.00%, 2/1/2029	1,500,000	1,621,085
City of San Antonio, General Improvement Series 2019, GO, 5.00%, 8/1/2029	40,000	43,805
City of Weatherford, GO, 4.00%, 3/1/2025	30,000	30,000
Collin County Community College District
Series 2018, GO, 5.00%, 8/15/2025	195,000	196,948
Series 2020A, GO, 5.00%, 8/15/2025	90,000	90,899
Series 2018, GO, 5.00%, 8/15/2026	75,000	77,460
Series 2020A, GO, 5.00%, 8/15/2028	50,000	53,787
Colorado River Municipal Water District
Series 2017, Rev., 5.00%, 1/1/2027	50,000	51,982
Series 2017, Rev., 5.00%, 1/1/2029	20,000	21,124
County of Bastrop, Combination Tax, GO, 5.00%, 8/1/2026	500,000	515,505
County of Bexar
Series 2017, GO, 5.00%, 6/15/2026 (b)	210,000	215,953
Series A, GO, 5.00%, 6/15/2026 (b)	20,000	20,567
County of Bexar, Limited Tax
Series 2016, GO, 4.00%, 6/15/2025 (b)	25,000	25,084
Series 2017, GO, 5.00%, 6/15/2026 (b)	270,000	277,654
Series 2017, GO, 5.00%, 6/15/2027	25,000	25,702
County of Dallas, GO, 5.00%, 8/15/2025	45,000	45,451
SEE NOTES TO FINANCIAL STATEMENTS.

248	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
County of Denton, Permanent Improvement, GO, 5.00%, 7/15/2027	20,000	20,598
County of Fort Bend Series B, GO, 5.00%, 3/1/2026	20,000	20,421
County of Fort Bend, Unlimited Tax
Series B, GO, 5.00%, 3/1/2025	60,000	60,000
Series A, GO, 5.00%, 3/1/2026	20,000	20,421
Series B, GO, 5.00%, 3/1/2028	25,000	25,552
County of Harris
Series 2015 A, GO, 5.00%, 10/1/2025	80,000	81,080
Series 2017 A, GO, 5.00%, 10/1/2025	80,000	81,080
Series 2015 A, GO, 5.00%, 10/1/2026	80,000	81,061
County of Harris Toll Road
Series 2022A, Rev., 5.00%, 8/15/2025	210,000	212,123
Series 2023A, Rev., 5.00%, 8/15/2025	190,000	191,921
County of Harris Toll Road, First Lien Series 2021, Rev., 5.00%, 8/15/2026	35,000	36,161
County of Harris, Senior Lien
Series 2015 B, Rev., 5.00%, 8/15/2025	25,000	25,256
Series 2016 A, Rev., 5.00%, 8/15/2025	210,000	212,151
Series 2015 B, Rev., 5.00%, 8/15/2026	60,000	60,579
Series 2015 B, Rev., 5.00%, 8/15/2027	90,000	90,868
Series 2016 A, Rev., 5.00%, 8/15/2027	310,000	320,171
County of Harris, Toll Road, Senior Lien Series 2016A, Rev., 5.00%, 8/15/2028	40,000	41,255
County of Hays Series 2017, GO, 5.00%, 2/15/2028	115,000	119,936
County of Montgomery Series 2014A, GO, 5.00%, 3/1/2027	1,410,000	1,410,494
County of Travis
Series 2019A, GO, 5.00%, 3/1/2025	100,000	100,000
Series 2019 A, GO, 5.00%, 3/1/2026	70,000	71,627
Crowley Independent School District, Unlimited Tax
Series A, GO, PSF-GTD, 5.00%, 8/1/2025 (b)	920,000	928,365
Series B, GO, PSF-GTD, 5.00%, 8/1/2025 (b)	35,000	35,318
Cypress-Fairbanks Independent School District, Unlimited Tax, GO, PSF-GTD, 5.00%, 2/15/2029	11,000,000	11,967,771
Dallas Area Rapid Transit, Sales Tax, Senior Lien
Series 2016A, Rev., 5.00%, 12/1/2025 (b)	515,000	523,593
Series 2019, Rev., 5.00%, 12/1/2025	260,000	264,484
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
Dallas County Park Cities Municipal Utility District, Rev., 4.00%, 8/1/2025	25,000	25,117
Dallas County Utility and Reclamation District, Unlimited Tax Series 2016, GO, 5.00%, 2/15/2028	475,000	501,126
Dallas Fort Worth International Airport
Series 2020 A, Rev., 5.00%, 11/1/2025	150,000	152,225
Series 2020B, Rev., 5.00%, 11/1/2025	30,000	30,445
Series 2021 B, Rev., 5.00%, 11/1/2025	45,000	45,668
Series 2020 A, Rev., 5.00%, 11/1/2026	30,000	31,132
Series 2023B, Rev., 5.00%, 11/1/2026	1,600,000	1,660,362
Series 2022B, Rev., 5.00%, 11/1/2027	35,000	37,055
Series 2023B, Rev., 5.00%, 11/1/2027	1,500,000	1,588,051
Series 2020 A, Rev., 5.00%, 11/1/2028	75,000	80,884
Series 2020 B, Rev., 5.00%, 11/1/2028	75,000	80,884
Series 2023B, Rev., 5.00%, 11/1/2028	1,025,000	1,105,409
DeSoto Independent School District Series 2013, GO, PSF-GTD, Zero Coupon, 8/15/2025	500,000	492,510
Deutsche Intermediate Tax-Free Fund Series 2017 B, Rev., 5.00%, 11/15/2025	255,000	259,040
Deutsche Intermediate Tax-Free Fund, First Lien Series 2015D, Rev., 5.00%, 11/15/2026	25,000	25,388
El Paso Housing Finance Corp., Columbia Housing Partners LP, Rev., 4.50%, 3/1/2025 (c)	4,330,000	4,330,128
El Paso Independent School District Series 2015A, GO, PSF-GTD, 5.00%, 8/15/2025 (b)	1,085,000	1,095,569
Frisco Independent School District, Unlimited Tax
Series 2016A, GO, PSF-GTD, 5.00%, 8/15/2025	2,500,000	2,525,045
Series 2017, GO, PSF-GTD, 4.00%, 8/15/2028	5,000,000	5,110,812
Harris County Cultural Education Facilities Finance Corp., Children's Hospital Series 2015-1, Rev., 5.00%, 10/1/2026	1,850,000	1,871,165
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System
Series 2019B-3, Rev., 5.00%, 12/1/2026 (c)	1,795,000	1,854,509
Series 2020C-3, Rev., 5.00%, 12/1/2026 (c)	1,050,000	1,084,810
Series 2019 A, Rev., 5.00%, 12/1/2029	90,000	98,291
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	249

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Harris County Cultural Education Facilities Finance Corp., Texas Childrens Hospital Series 2015-1, Rev., 5.00%, 10/1/2025	40,000	40,506
Harris County Cultural Education Facilities Finance Corp., Texas Children's Hospital
Series 2019 A, Rev., 5.00%, 10/1/2025	220,000	222,785
Series 2015-1, Rev., 5.00%, 10/1/2029	40,000	40,469
Harris County Cultural Education Facilities Finance Corp., Texas Medical Center Series 2019 A, Rev., 5.00%, 5/15/2025	300,000	301,126
Harris County Health Facilities Development Corp., Sisters of Charity of the Incarnate Word Series 1997B, Rev., 5.75%, 7/1/2027 (b)	4,620,000	4,778,408
Houston Community College System, Rev., 5.00%, 4/15/2027	1,370,000	1,401,189
Hurst-Euless-Bedford Independent School District Series 2017 A, GO, 5.00%, 8/15/2025	65,000	65,651
Keller Independent School District, Unlimited Tax Series A, GO, PSF-GTD, 5.00%, 8/15/2025	65,000	65,651
Lewisville Independent School District, Unlimited Tax
Series 2020, GO, PSF-GTD, 5.00%, 8/15/2025	50,000	50,512
Series 2023, GO, PSF-GTD, 5.00%, 8/15/2026	925,000	956,090
Series 2016 A, GO, PSF-GTD, 4.00%, 8/15/2027	100,000	100,465
Lower Colorado River Authority, LCRA Transmission services Corp. Project Series 2023, Rev., AGM, 5.00%, 5/15/2028	80,000	85,508
Lower Colorado River Authority, LCRA Transmission Services Corp. Project
Rev., 5.00%, 3/24/2025	1,225,000	1,226,519
Series 2018, Rev., 5.00%, 3/24/2025	805,000	805,998
Rev., 5.00%, 5/15/2025	2,315,000	2,324,561
Series 2019A, Rev., 5.00%, 5/15/2026	175,000	179,652
Series 2022, Rev., 5.00%, 5/15/2026	80,000	82,126
Series 2020, Rev., 5.00%, 5/15/2027	20,000	20,962
Series 2022, Rev., 5.00%, 5/15/2027	20,000	20,962
Series 2019, Rev., 5.00%, 5/15/2028	185,000	197,562
Series 2022, Rev., 5.00%, 5/15/2028	50,000	53,395
Series 2021, Rev., 5.00%, 5/15/2029	20,000	21,703
Series 2023, Rev., AGM, 5.00%, 5/15/2029	100,000	108,682
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
Magnolia Independent School District, Unlimited Tax Schoolhouse Series 2016, GO, PSF-GTD, 5.00%, 8/15/2025 (b)	70,000	70,698
McKinney Independent School District, Unlimited Tax Series 2022, GO, PSF-GTD, 5.00%, 2/15/2026	185,000	189,155
Metropolitan Transit Authority of Harris County Sales and Use Tax
Series 2017B, Rev., 5.00%, 11/1/2025	3,040,000	3,085,431
Series A, Rev., 5.00%, 11/1/2025	235,000	238,512
Series 2018, Rev., 5.00%, 11/1/2026	550,000	570,900
Series A, Rev., 5.00%, 11/1/2026	100,000	103,800
Rev., 5.00%, 11/1/2029	1,000,000	1,075,943
Mission Economic Development Corp., Republic Services, Inc., Project Series 2020A, Rev., AMT, 3.70%, 5/1/2025 (c)	5,000,000	4,999,765
New Hope Cultural Education Facilities Finance Corp., Student Housing CHF Collegiate Housing Stephenville Tarleton State University Project Series A, Rev., 5.00%, 4/1/2025 (b)	5,280,000	5,288,324
New Hope Cultural Education Facilities Finance Corp., Student Housing Texas A&M University
Series 2017A, Rev., 5.00%, 4/1/2025 (b)	1,105,000	1,106,611
Series 2017A, Rev., 5.00%, 4/1/2027 (b)	25,000	26,045
North Harris County Regional Water Authority, Senior Lien
Series 2016, Rev., 5.00%, 12/15/2027	70,000	72,612
Series 2016, Rev., 5.00%, 12/15/2028	695,000	720,419
Series 2016, Rev., 5.00%, 12/15/2029	35,000	36,260
North Texas Municipal Water District Water System
Series 2016, Rev., 5.00%, 9/1/2025	465,000	470,026
Series 2015, Rev., 5.00%, 9/1/2027	250,000	252,530
Series 2021 A, Rev., 5.00%, 9/1/2029	25,000	27,296
North Texas Tollway Authority Series 2016 A, Rev., 5.00%, 1/1/2028	1,535,000	1,561,753
North Texas Tollway Authority, First Tier
Series 2020A, Rev., 5.00%, 1/1/2026	125,000	127,321
Series 2022A, Rev., 5.00%, 1/1/2026	100,000	101,857
Series 2019 A, Rev., 5.00%, 1/1/2028	25,000	26,579
Series A, Rev., 5.00%, 1/1/2028	55,000	55,959
Series 2024A, Rev., 5.00%, 1/1/2029	4,635,000	5,019,664
SEE NOTES TO FINANCIAL STATEMENTS.

250	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
North Texas Tollway Authority, Second Tier
Series B, Rev., 5.00%, 1/1/2026	260,000	260,432
Series 2019 B, Rev., 5.00%, 1/1/2027	235,000	244,701
Series B, Rev., 5.00%, 1/1/2027	100,000	101,818
Series 2019 B, Rev., 5.00%, 1/1/2028	50,000	53,047
Series B, Rev., 5.00%, 1/1/2028	3,265,000	3,316,835
Series 2019 B, Rev., 5.00%, 1/1/2029	385,000	415,786
Series B, Rev., 5.00%, 1/1/2029	6,260,000	6,358,074
Series 2024B, Rev., 5.00%, 1/1/2030	2,000,000	2,194,645
Northwest Independent School District, Unlimited Tax Series 2016A, GO, PSF-GTD, 5.00%, 2/15/2026 (b)	600,000	612,570
Nueces River Authority Series 2015, Rev., 5.00%, 7/15/2027	20,000	20,150
Pasadena Independent School District Series 2023B, GO, 5.00%, 2/15/2027	1,550,000	1,618,613
Permanent University Fund - Texas A&M University System
Series 2009A, Rev., 5.00%, 7/1/2025	20,000	20,152
Series 2009A, Rev., 5.00%, 7/1/2026	70,000	70,522
Series 2009A, Rev., 5.25%, 7/1/2028	50,000	50,418
Permanent University Fund - University of Texas System Series 2016 A, Rev., 5.00%, 7/1/2025	100,000	100,754
Plano Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/15/2027	5,500,000	5,746,669
GO, PSF-GTD, 5.00%, 2/15/2028	9,000,000	9,601,682
GO, PSF-GTD, 5.00%, 2/15/2029	2,700,000	2,934,372
Red River Education Finance Corp., Christian University Project Series 2016A, Rev., 5.00%, 3/15/2025	50,000	50,035
Robstown Independent School District, Unlimited Tax Series 2016, GO, PSF-GTD, 4.00%, 2/15/2026	305,000	305,239
Round Rock Independent School District
Series 2019 A, GO, PSF-GTD, 5.00%, 8/1/2025	60,000	60,559
Series 2016, GO, PSF-GTD, 5.00%, 8/1/2027	30,000	30,886
San Antonio Public Facilities Corp., Convention Center Facility Project Series 2022, Rev., 5.00%, 9/15/2028	50,000	53,258
San Antonio Water System, Junior Lien
Series 2016 A, Rev., 5.00%, 5/15/2026	55,000	56,488
Series 2016C, Rev., 5.00%, 5/15/2026	100,000	102,706
Series 2020 A, Rev., 5.00%, 5/15/2026	35,000	35,947
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
Series 2020 A, Rev., 5.00%, 5/15/2028	25,000	26,737
Series 2021 A, Rev., 5.00%, 5/15/2028	40,000	42,780
San Antonio Water System, Subordinate Lien Series 2024A, Rev., VRDO, LIQ : Truist Bank, 1.75%, 3/3/2025 (c)	15,000,000	15,000,000
San Elizario Independent School District, Unlimited Tax Series 2015, GO, PSF-GTD, 5.00%, 5/1/2025 (b)	310,000	311,049
Spring Independent School District, Unlimited Tax
Series 2024 B, GO, 5.00%, 8/15/2025	525,000	530,354
Series 2017 A, GO, 5.00%, 8/15/2028	40,000	41,166
Series 2024 B, GO, 5.00%, 8/15/2029	500,000	543,348
State of Texas, Public Finance Authority
Series 2018A, GO, 5.00%, 10/1/2025	50,000	50,675
Series A, GO, 5.00%, 10/1/2025	50,000	50,675
Series A, GO, 5.00%, 10/1/2026	35,000	36,285
Series 2017A, GO, 5.00%, 10/1/2027	2,070,000	2,191,558
State of Texas, Transportation Commission Mobility Fund
Series 2024, GO, 5.00%, 10/1/2027	3,525,000	3,732,806
Series 2015-A, GO, 5.00%, 10/1/2028	1,300,000	1,315,556
Series 2024, GO, 5.00%, 10/1/2028	5,140,000	5,547,356
Series 2015-A, GO, 5.00%, 10/1/2029	20,000	20,236
State of Texas, Veterans
Series 2015A, GO, VRDO, LIQ : State Street Bank & Trust Co., 1.90%, 3/7/2025 (c)	14,830,000	14,830,000
Series 2013A, GO, VRDO, LIQ : State Street Bank & Trust Co., 2.45%, 3/12/2025 (c)	9,295,000	9,295,000
Tarrant County College District
Series 2020, GO, 5.00%, 8/15/2025	35,000	35,359
Series 2022, GO, 5.00%, 8/15/2025	25,000	25,256
Tarrant Regional, Water Control and Improvement District, Water System, Rev., 5.00%, 3/1/2025	1,050,000	1,050,000
Texas A&M University Series 2016 C, Rev., 5.00%, 5/15/2025	60,000	60,274
Texas A&M University, Financing System
Series 2017E, Rev., 5.00%, 5/15/2025	85,000	85,388
Series 2017C, Rev., 5.00%, 5/15/2028	80,000	83,875
Texas Department of Housing and Community Affairs, North Grand Villas Series 2023, Rev., FHA, 5.00%, 8/1/2025 (c)	1,444,000	1,456,561
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	251

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Texas Department of Transportation State Highway Fund, First Tier
Series 2016-A, Rev., 5.00%, 10/1/2025	100,000	101,344
Series 2016B, Rev., 0.56%, 4/1/2026	10,135,000	9,760,304
Texas Home Collaborative, 1518 Apartments Series 2023, Rev., 5.00%, 10/1/2026 (c)	4,025,000	4,101,140
Texas Municipal Gas Acquisition and Supply Corp. IV Gas supply Series 2023A, Rev., 5.50%, 1/1/2030 (c)	3,775,000	4,043,538
Texas State Technical College Series 2022 A, Rev., AGM, 5.00%, 8/1/2028	135,000	144,532
Texas State University System
Series 2017A, Rev., 5.00%, 3/15/2025	515,000	515,365
Series 2019A, Rev., 5.00%, 3/15/2025	220,000	220,156
Series A, Rev., 5.00%, 3/15/2025	95,000	95,067
Series A, Rev., 5.00%, 3/15/2026	180,000	180,300
Texas Transportation Commission Series 2024, GO, 5.00%, 4/1/2026	90,000	92,255
Texas Water Development Board
Series 2017 A, Rev., 5.00%, 10/15/2025	115,000	116,644
Series A, Rev., 5.00%, 4/15/2027	115,000	116,538
Series A, Rev., 5.00%, 10/15/2027	20,000	20,267
Texas Water Development Board, State Revolving Fund
Series 2020, Rev., 5.00%, 8/1/2025	225,000	227,124
Series 2018, Rev., 5.00%, 8/1/2028	30,000	31,480
Series 2019, Rev., 5.00%, 8/1/2028	25,000	26,874
Texas Water Development Board, State Water Implementation Fund
Series 2018 B, Rev., 5.00%, 10/15/2025	25,000	25,357
Series 2020, Rev., 5.00%, 10/15/2025	75,000	76,072
Series 2016, Rev., 5.00%, 4/15/2026	55,000	56,440
Series A, Rev., 5.00%, 4/15/2026	70,000	70,983
Series A, Rev., 5.00%, 10/15/2026	25,000	25,347
Series 2018 B, Rev., 5.00%, 10/15/2027	295,000	312,482
Series 2023 A, Rev., 5.00%, 10/15/2029	40,000	43,924
Trinity River Authority Central Regional Wastewater System
Series 2017, Rev., 5.00%, 8/1/2027	2,000,000	2,105,403
Series 2021, Rev., 5.00%, 8/1/2028	70,000	75,009
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
Trinity River Authority, Central Regional Wastewater System Series 2017, Rev., 5.00%, 8/1/2029	190,000	199,702
University of Houston
Series 2016A, Rev., 4.00%, 2/15/2027	75,000	75,069
Series 2017 C, Rev., 5.00%, 2/15/2028	25,000	25,494
Series 2020 A, Rev., 5.00%, 2/15/2028	30,000	31,825
University of North Texas System, Financing System Series 2017A, Rev., 5.00%, 4/15/2025	50,000	50,125
University of North Texas, Financing System Series 2020A, Rev., 5.00%, 4/15/2025	500,000	501,248
Via Metropolitan Transit, Rev., 5.00%, 7/15/2026	45,000	46,375
Ysleta Independent School District Series 2016, GO, PSF-GTD, 5.00%, 8/15/2025 (b)	820,000	827,988
Total Texas		232,006,025
Utah — 0.1%
Central Utah Water Conservancy District Series 2017 B, Rev., 5.00%, 10/1/2025	50,000	50,664
County of Utah, IHC Health Services, Inc. Series 2020B-2, Rev., 5.00%, 8/1/2026 (c)	560,000	570,849
Intermountain Power Agency, Utah Power Supply Series 2023 A, Rev., 5.00%, 7/1/2030	130,000	142,003
University of Utah (The)
Series 2017 A, Rev., 5.00%, 8/1/2025	100,000	100,958
Series 2017 B1, Rev., 5.00%, 8/1/2025	25,000	25,239
Utah Associated Municipal Power Systems, Horse Butte Wind Project Series 2017A, Rev., 5.00%, 9/1/2026	825,000	849,901
Utah State Building Ownership Authority, Master Lease Program Series 2012A, Rev., 3.00%, 5/15/2025	35,000	34,974
Utah Telecommunication Open Infrastructure Agency
Series 2022, Rev., 5.00%, 6/1/2025	50,000	50,229
Series 2022, Rev., 5.00%, 6/1/2026	20,000	20,477
Utah Transit Authority, Sales Tax
Series 2015 A, Rev., 4.00%, 6/15/2025 (b)	55,000	55,193
Series 2015 A, Rev., 5.00%, 6/15/2025 (b)	410,000	412,586
Series 2015 A, Rev., 5.00%, 6/15/2025	75,000	75,486
Total Utah		2,388,559
SEE NOTES TO FINANCIAL STATEMENTS.

252	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Vermont — 0.0% ^
State of Vermont Series 2024B, GO, 5.00%, 8/15/2025	945,000	954,888
Virginia — 0.6%
Alexandria Redevelopment and Housing Authority, Multi-Family Housing 431 S Columbus State Block 4 Series 2024, Rev., 3.40%, 12/1/2025 (c)	2,500,000	2,501,176
City of Alexandria Series 2017 C, GO, 5.00%, 7/1/2025	80,000	80,589
City of Portsmouth Series 2017A, GO, 5.00%, 7/15/2025	25,000	25,211
City of Portsmouth, Tax Exempt Series 2015A, GO, 5.00%, 8/1/2025	20,000	20,190
City of Richmond
Series 2017 B, GO, 5.00%, 7/15/2025	25,000	25,215
Series 2017 D, GO, 5.00%, 3/1/2027	45,000	47,108
City of Richmond Public Utility Series 2016 A, Rev., 5.00%, 1/15/2026	450,000	459,344
City of Virginia Beach Series 2017A, GO, 5.00%, 4/1/2026	25,000	25,651
Commonwealth of Virginia Series 2024B, GO, 5.00%, 6/1/2025	35,000	35,196
County of Fairfax
Series 2015C, GO, 5.00%, 10/1/2025	220,000	222,970
Series 2016A, GO, 5.00%, 4/1/2026 (b)	30,000	30,773
County of Henrico Water and Sewer Series 2016, Rev., 5.00%, 5/1/2026	25,000	25,695
Embrey Mill Community Development Authority, 5.60%, 3/1/2025 (b)	1,500,000	1,500,000
Fairfax County Economic Development Authority, Silver Line Phase I Project, Rev., 5.00%, 4/1/2027	20,000	20,511
Hampton Roads Sanitation District
Series 2024 A, Rev., 5.00%, 11/1/2025	2,140,000	2,173,099
Series 2016 A, Rev., 5.00%, 8/1/2026 (b)	30,000	30,958
Hampton Roads Sanitation District, Subordinate Wastewater Series 2016A, Rev., 5.00%, 8/1/2026 (b)	55,000	56,755
Hampton Roads Transportation Accountability Commission, Transportation Fund, Senior Lien Series 2021A, Rev., BAN, 5.00%, 7/1/2026 (b)	5,820,000	5,990,830
Loudoun County Economic Development Authority Series 2020A, Rev., 5.00%, 12/1/2025	75,000	76,237
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Virginia — continued
Louisa Industrial Development Authority, Electric and Power Co. Project Series 2008B, Rev., 0.75%, 9/2/2025 (c)	100,000	98,028
Upper Occoquan Sewage Authority Series 2014, Rev., 5.00%, 7/1/2025 (b)	400,000	402,940
Virginia College Building Authority Educational Facilities, 21St Century College and Equipment Programs
Series 2017 E, Rev., 5.00%, 2/1/2026	165,000	168,524
Series 2019 B, Rev., 5.00%, 2/1/2026	45,000	45,961
Series 2019 C, Rev., 5.00%, 2/1/2026	30,000	30,641
Series 2023 A, Rev., 5.00%, 2/1/2026	35,000	35,747
Series 2017 E, Rev., 5.00%, 2/1/2027	45,000	47,023
Series 2020 A, Rev., 5.00%, 2/1/2028	20,000	21,311
Series 2017 E, Rev., 5.00%, 2/1/2029	250,000	265,870
Virginia Commonwealth Transportation Board, Capital Projects Series 2017A, Rev., 5.00%, 5/15/2025	40,000	40,173
Virginia Commonwealth Transportation Board, Federal Highway Transportation, Rev., GAN, 5.00%, 3/15/2028	70,000	72,399
Virginia Commonwealth Transportation Board, Federal Transportation
Rev., GAN, 5.00%, 3/15/2025	30,000	30,021
Series 2017, Rev., GAN, 5.00%, 9/15/2025	30,000	30,358
Rev., GAN, 5.00%, 3/15/2026	30,000	30,702
Rev., GAN, 5.00%, 9/15/2028	1,345,000	1,420,268
Virginia Commonwealth University Series 2020 A, Rev., 5.00%, 11/1/2026	55,000	56,939
Virginia Commonwealth University Health System Authority Series B, Rev., 5.00%, 7/1/2025	45,000	45,296
Virginia Public Building Authority
Series 2015B, Rev., 5.00%, 8/1/2025	25,000	25,238
Series 2019A, Rev., 5.00%, 8/1/2025	70,000	70,667
Series 2024B, Rev., 5.00%, 8/1/2025	40,000	40,381
Series B, Rev., 5.00%, 8/1/2025	190,000	191,809
Series 2017A, Rev., 5.00%, 8/1/2027	50,000	52,758
Virginia Public School Authority, Prince William County
Series 2016, Rev., 5.00%, 8/1/2025	75,000	75,730
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	253

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Virginia — continued
Series 2019 A, Rev., 5.00%, 10/1/2025	20,000	20,276
Virginia Small Business Financing Authority, Environmental Facilities Pure Salmon Virginia LLC Project, Rev., AMT, 4.00%, 11/20/2025 (c)	4,650,000	4,653,765
Total Virginia		21,320,333
Washington — 1.7%
Central Puget Sound Regional Transit Authority
Series 2015S-1, Rev., 5.00%, 11/1/2025 (b)	115,000	116,813
Series 2015S-1, Rev., 5.00%, 11/1/2025	185,000	187,899
Central Puget Sound Regional Transit Authority, Sales and Use Tax Series 2015S-1, Rev., 5.00%, 11/1/2025 (b)	120,000	121,892
Central Washington University, Rev., 4.00%, 5/1/2026	270,000	270,070
City of Kent, Limited Tax Series 2016, GO, 5.00%, 12/1/2025	35,000	35,598
City of Seattle
Series 2015A, GO, 5.00%, 6/1/2025	70,000	70,399
Series 2020A, GO, 5.00%, 8/1/2025	25,000	25,243
City of Seattle Municipal Light and Power
Series 2015A, Rev., 5.00%, 5/1/2025	60,000	60,223
Series 2017 C, Rev., 5.00%, 9/1/2025	105,000	106,239
Series 2018 A, Rev., 5.00%, 1/1/2026	70,000	71,369
Series 2016B, Rev., 5.00%, 4/1/2026	145,000	148,713
Series 2020 A, Rev., 5.00%, 7/1/2026	85,000	87,681
City of Seattle Water System
Series 2022, Rev., 5.00%, 9/1/2025	75,000	75,885
Series 2015, Rev., 5.00%, 5/1/2026	75,000	75,273
Clark County Public Utility District No. 1 Electric Series 2024, Rev., 5.00%, 1/1/2029	675,000	729,486
Clark County School District No. 114 Evergreen Series 2019, GO, 5.00%, 12/1/2025	65,000	66,097
County of King
Series 2017, GO, 5.00%, 7/1/2026	100,000	103,168
Series 2016 B, Rev., 5.00%, 7/1/2027	20,000	20,595
County of King Sewer
Series 2015A, Rev., 4.00%, 3/21/2025	2,135,000	2,136,162
Series 2018 B, Rev., 5.00%, 7/1/2025	55,000	55,418
County of King, Sewer, Junior Lien Series 2020B, Rev., 0.88%, 1/1/2026 (c)	60,000	58,549
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Washington — continued
County of Kitsap Series 2015, GO, 5.00%, 6/1/2025	100,000	100,547
Energy Northwest
Series 2015-A, Rev., 5.00%, 7/1/2025	40,000	40,309
Series 2015C, Rev., 5.00%, 7/1/2025	115,000	115,889
Energy Northwest, Bonneville Power Administrative Series 2016-A, Rev., 5.00%, 7/1/2025	560,000	564,328
Energy Northwest, Project 1
Series 2017-A, Rev., 5.00%, 7/1/2026	50,000	51,610
Series 2024 B, Rev., 5.00%, 7/1/2026	3,600,000	3,715,901
Series 2015-A, Rev., 5.00%, 7/1/2027	30,000	30,200
Series 2024 B, Rev., 5.00%, 7/1/2027	1,500,000	1,580,266
Energy Northwest, Project 3 Electric
Series 2018C, Rev., 5.00%, 7/1/2025	225,000	226,739
Series 2018 C, Rev., 5.00%, 7/1/2026	355,000	366,429
Franklin County School District No. 1 Pasco, Unlimited Tax Series 2015, GO, 5.00%, 12/1/2025	5,015,000	5,020,538
FYI Properties, State of Washington District Project Series 2019, Rev., 5.00%, 6/1/2026	300,000	307,379
Grant County Public Utility District No. 2 Electric Series 2023 U, Rev., 4.00%, 1/1/2026	3,630,000	3,661,062
King County School District No. 403 Renton, Unlimited Tax Series 2017, GO, 4.00%, 12/1/2025	35,000	35,329
King County School District No. 411 Issaquah, Unlimited Tax Series 2022, GO, 5.00%, 12/1/2025	110,000	111,913
Pierce County School District No. 10 Tacoma, Unlimited Tax Series 2015, GO, 5.00%, 12/1/2025 (b)	285,000	289,650
Port of Seattle, Intermediate Lien
Series 2022A, Rev., 5.00%, 8/1/2025	140,000	141,301
Series 2016, Rev., 5.00%, 2/1/2026	130,000	132,729
Series 2022A, Rev., 5.00%, 8/1/2026	225,000	232,336
Series 2016, Rev., 5.00%, 2/1/2027	30,000	30,613
Series A, Rev., 5.00%, 5/1/2027	100,000	104,773
Rev., 5.00%, 2/1/2028	80,000	81,452
Series 2022A, Rev., 5.00%, 8/1/2028	70,000	75,106
Series 2016, Rev., 5.00%, 2/1/2029	30,000	30,545
Series 2022A, Rev., 5.00%, 8/1/2029	90,000	98,209
Public Utility District No. 1 of Lewis County, Cowlitz Falls Hydroelec Project Series 2013, Rev., 5.25%, 10/1/2028	2,290,000	2,292,699
SEE NOTES TO FINANCIAL STATEMENTS.

254	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Washington — continued
State of Washington
Series 2020 D, COP, 5.00%, 7/1/2025	50,000	50,375
Series 2022 B, COP, 5.00%, 7/1/2025	120,000	120,900
Series 2023C, COP, 5.00%, 1/1/2026	25,000	25,485
Series 2019D, COP, 5.00%, 7/1/2026	100,000	103,127
State of Washington Motor Vehicle Fuel Tax Series R-2016C, GO, 5.00%, 7/1/2025	50,000	50,376
State of Washington, Various Purpose
Series R-2022C, GO, 5.00%, 7/1/2025	30,000	30,226
Series 2017A, GO, 5.00%, 8/1/2025	70,000	70,667
Series 2020A, GO, 5.00%, 8/1/2025	70,000	70,667
Series R-2017 C, GO, 5.00%, 8/1/2025	50,000	50,476
Series R-2018 D, GO, 5.00%, 8/1/2025	55,000	55,524
Series R-2018C, GO, 5.00%, 8/1/2025	155,000	156,476
Series 2019 C, GO, 5.00%, 2/1/2026	150,000	153,225
Series 2020A, GO, 5.00%, 8/1/2026	25,000	25,835
Series R-2022C, GO, 4.00%, 7/1/2027	15,025,000	15,481,607
Series 2024 A, GO, 5.00%, 8/1/2028	1,010,000	1,087,057
Series 2016 B, GO, 5.00%, 7/1/2029	5,920,000	6,022,064
University of Washington
Series 2020C, Rev., 5.00%, 4/1/2026 (b)	5,000	5,124
Series 2020C, Rev., 5.00%, 4/1/2026	20,000	20,506
Washington Health Care Facilities Authority, Fred Hutchinson Cancer Research Center Series 2015, Rev., 5.00%, 7/1/2025 (b)	75,000	75,502
Washington Health Care Facilities Authority, Multicare Health System Series B, Rev., 5.00%, 8/15/2026	560,000	564,532
Washington Health Care Facilities Authority, Providence Health and Services
Series 2012A, Rev., 5.00%, 10/1/2025	25,000	25,018
Series 2012A, Rev., 5.00%, 10/1/2026	1,030,000	1,030,758
Washington Health Care Facilities Authority, Seattle Cancer Care Alliance
Rev., 5.00%, 3/1/2025	500,000	500,000
Series 2014, Rev., 5.00%, 3/1/2025 (b)	500,000	500,000
Washington State Housing Finance Commission, Herons Key Senior Living Series A, Rev., 7.00%, 7/1/2025 (b) (e)	7,630,000	7,716,152
Total Washington		58,052,303
West Virginia — 0.0% ^
State of West Virginia Series 2015A, GO, 5.00%, 6/1/2025	130,000	130,714
West Virginia Commissioner of Highways
Series 2017A, Rev., 5.00%, 9/1/2027	140,000	147,422
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

West Virginia — continued
Series 2017A, Rev., 5.00%, 9/1/2028	180,000	189,354
West Virginia Economic Development Authority, Correctional Juvenile and Public Safety Facilities Series 2012A, Rev., 5.00%, 6/1/2025	805,000	806,623
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Appalachian Power Co. Amos Project Series 2010A, Rev., 0.63%, 12/15/2025 (c)	100,000	97,614
West Virginia Hospital Finance Authority, West Virginia University Health System Obligation Series 2016A, Rev., 5.00%, 6/1/2025	345,000	346,550
Total West Virginia		1,718,277
Wisconsin — 1.5%
City of De Pere Series 2013A, GO, 3.38%, 12/1/2026	310,000	310,040
City of Watertown, Rev., 4.00%, 10/1/2025	1,225,000	1,225,556
County of Juneau, GO, 4.00%, 3/1/2025	5,150,000	5,150,000
Lake Mills Area School District, GO, 5.00%, 3/1/2026 (f)	1,475,000	1,505,573
Public Finance Authority, Celanese Corp. Series A-2, Rev., AMT, 3.70%, 5/1/2025 (c)	7,000,000	6,999,671
State of Wisconsin
Series 2016A, GO, 5.00%, 5/1/2025 (b)	2,990,000	3,000,605
Series 2019 A, Rev., 5.00%, 5/1/2025 (b)	185,000	185,656
Series 2016-1, GO, 5.00%, 11/1/2025	50,000	50,173
Series 2016-2, GO, 5.00%, 11/1/2025	290,000	294,428
Series 2017-2, GO, 5.00%, 11/1/2025	25,000	25,382
Series 2017 B, Rev., 5.00%, 5/1/2026 (b)	20,000	20,536
Series 2024 1, GO, 5.00%, 5/1/2026	30,000	30,813
Series 2016A, GO, 5.00%, 5/1/2027	50,000	50,177
State of Wisconsin Environmental Improvement Fund
Series 2017 A, Rev., 5.00%, 6/1/2025	75,000	75,398
Series 2017 A, Rev., 5.00%, 6/1/2025 (b)	145,000	145,770
Series 2018A, Rev., 5.00%, 6/1/2025	580,000	583,244
State of Wisconsin, Annual Appropriation Series 2017 B, Rev., 5.00%, 5/1/2026 (b)	100,000	102,682
Wisconsin Department of Transportation
Series 2017 2, Rev., 5.00%, 7/1/2025	150,000	151,134
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	255

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Wisconsin — continued
Series 2015- 1, Rev., 5.00%, 7/1/2026	65,000	65,486
Series 2017 1, Rev., 5.00%, 7/1/2027	40,000	42,178
Wisconsin Health and Educational Facilities Authority, Advocate Aurora Health Credit Group
Series 2018B-2, Rev., 5.00%, 6/24/2026 (c)	1,680,000	1,720,190
Series 2018C1, Rev., 5.00%, 7/29/2026 (c)	1,150,000	1,179,105
Wisconsin Health and Educational Facilities Authority, Ascension Health Credit Group
Series 2016 A, Rev., 5.00%, 11/15/2027	50,000	51,281
Series 2016 A, Rev., 5.00%, 11/15/2029	400,000	409,763
Wisconsin Health and Educational Facilities Authority, Ascension Senior Credit Group
Series 2016 A, Rev., 4.00%, 5/15/2026 (b)	4,840,000	4,911,547
Series 2016A, Rev., 5.00%, 11/15/2026	2,050,000	2,101,069
Series 2016A, Rev., 5.00%, 11/15/2028	130,000	133,253
Wisconsin Health and Educational Facilities Authority, Froedtert Health, Inc., Obligated Group Series 2021B, Rev., VRDO, LIQ : US Bank NA, 1.70%, 3/3/2025 (c)	20,000,000	20,000,000
Wisconsin Health and Educational Facilities Authority, Hospital Sisters Services, Inc., Obligated Group Series 2014A, Rev., 5.00%, 11/15/2026	300,000	300,410
Wisconsin Health and Educational Facilities Authority, Mercy Alliance, Inc., Rev., 5.00%, 6/1/2026	160,000	160,166
Wisconsin Health and Educational Facilities Authority, Milwaukee Regional Medical Center Thermal Services, Inc. Series 2018, Rev., 5.00%, 4/1/2028	65,000	68,849
Wisconsin Health and Educational Facilities Authority, The Monroe Clinic, Inc.
Rev., 3.00%, 8/15/2025 (b)	25,000	24,963
Rev., 4.00%, 8/15/2025 (b)	780,000	782,395
Wisconsin Health and Educational Facilities Authority, Unity Point Health Series 2014A, Rev., 5.00%, 12/1/2025	825,000	825,710
Total Wisconsin		52,683,203
Total Municipal Bonds (Cost $3,081,357,777)		3,086,138,179
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 10.6%
Investment Companies — 10.6%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.59% (g) (h) (Cost $366,498,416)	366,469,951	366,506,598
Total Investments — 100.3% (Cost $3,447,856,193)		3,452,644,777
Liabilities in Excess of Other Assets — (0.3)%		(12,024,444)
NET ASSETS — 100.0%		3,440,620,333

Percentages indicated are based on net assets.

Abbreviations
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COP	Certificate of Participation
CR	Custodial Receipts
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RAN	Revenue Anticipation Note
RE	Reinsured
Rev.	Revenue
SIFMA	The Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Security is prerefunded or escrowed to maturity.
(c)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 28, 2025.

SEE NOTES TO FINANCIAL STATEMENTS.

256	J.P. Morgan Exchange-Traded Funds	February 28, 2025

(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2025.
(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of February 28, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	257

STATEMENTS OF ASSETS AND LIABILITIES
AS OF February 28, 2025

	JPMorgan Active Bond ETF	JPMorgan Core Plus Bond ETF	JPMorgan Income ETF	JPMorgan International Bond Opportunities ETF
ASSETS:
Investments in non-affiliates, at value	$1,511,518,857	$5,350,377,469	$2,983,649,069	$559,629,343
Investments in affiliates, at value	80,993,753	784,655,919	44,645,094	14,100,041
Restricted cash for delayed delivery securities	—	—	2,850,000	—
Cash	415,224	2,874,805	263,945	—
Foreign currency, at value	—	480	341	579,541
Deposits at broker for futures contracts	1,698,000	17,401,000	7,919,000	3,115,730
Deposits at broker for centrally cleared swaps	—	—	1,026,000	1,584,000
Receivables:
Due from custodian	1,527,284	—	5,536,155	—
Investment securities sold	—	7,743,991	3,470,274	45,913
Investment securities sold — delayed delivery securities	4,321,931	30,692,188	264,706,554	—
Fund shares sold	2,680,026	23,601,738	56,790,804	—
Interest from non-affiliates	8,047,003	34,559,011	21,483,819	8,199,271
Dividends from affiliates	9,589	92,897	5,420	1,669
Tax reclaims	—	—	—	16,528
Variation margin on futures contracts	377,970	4,751,637	409,129	380,772
Variation margin on centrally cleared swaps	—	—	24,637	107,791
Unrealized appreciation on forward foreign currency exchange contracts	—	17,171	—	3,906,853
Unrealized appreciation on unfunded commitments	—	—	5	—
Total Assets	1,611,589,637	6,256,768,306	3,392,780,246	591,667,452
LIABILITIES:
Payables:
Due to custodian	—	—	—	3,975
TBA short commitments, at value	—	—	268,993,066	—
Investment securities purchased	8,579,876	12,933,770	20,951,801	702,720
Investment securities purchased — delayed delivery securities	76,266,079	441,300,733	73,382,020	—
Unrealized depreciation on forward foreign currency exchange contracts	—	11,195	—	1,502,292
Outstanding OTC swap contracts, at value	—	—	150,020	—
Accrued liabilities:
Management fees (See Note 3.A.)	260,182	1,527,128	834,758	217,082
Total Liabilities	85,106,137	455,772,826	364,311,665	2,426,069
Net Assets	$1,526,483,500	$5,800,995,480	$3,028,468,581	$589,241,383
SEE NOTES TO FINANCIAL STATEMENTS.

258	J.P. Morgan Exchange-Traded Funds	February 28, 2025

	JPMorgan Active Bond ETF	JPMorgan Core Plus Bond ETF	JPMorgan Income ETF	JPMorgan International Bond Opportunities ETF
NET ASSETS:
Paid-in-Capital	$1,503,962,983	$5,763,253,527	$3,008,857,366	$609,910,447
Total distributable earnings (loss)	22,520,517	37,741,953	19,611,215	(20,669,064)
Total Net Assets	$1,526,483,500	$5,800,995,480	$3,028,468,581	$589,241,383
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	28,550,000	123,200,000	65,850,000	12,300,000
Net asset value, per share	$53.47	$47.09	$45.99	$47.91
Cost of investments in non-affiliates	$1,492,332,599	$5,299,225,201	$2,949,882,158	$583,999,556
Cost of investments in affiliates	80,993,753	784,655,919	44,640,631	14,100,041
Cost of foreign currency	—	481	337	584,993
Proceeds from short TBAs	—	—	264,706,554	—
Net upfront receipts on centrally cleared swaps	—	—	(1,255,536)	(4,770)
Net upfront payments on OTC swap contracts	—	—	17,948	—
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	259

STATEMENTS OF ASSETS AND LIABILITIES
AS OF February 28, 2025 (continued)

	JPMorgan Municipal ETF	JPMorgan Short Duration Core Plus ETF	JPMorgan Ultra-Short Income ETF	JPMorgan Ultra-Short Municipal Income ETF
ASSETS:
Investments in non-affiliates, at value	$2,197,241,182	$599,855,013	$28,013,276,416	$3,086,138,179
Investments in affiliates, at value	282,312,368	34,888,213	3,163,005,924	366,506,598
Investments of cash collateral received from securities loaned, at value (See Note 2.G.)	—	2,477,517	76,209,770	—
Repurchase agreements, at value	—	—	240,000,000	—
Options purchased, at value	19,575	—	—	—
Cash	—	17,286	7,428,108	—
Foreign currency, at value	—	70	—	—
Receivables:
Due from custodian	—	—	16,304,736	—
Investment securities sold	178,701	18,898	—	—
Investment securities sold — delayed delivery securities	5,378,450	—	—	—
Fund shares sold	2,535,784	1,416,409	192,492,708	4,943
Interest from non-affiliates	23,285,950	4,400,927	233,763,077	40,280,813
Dividends from affiliates	514,297	4,235	374,475	618,427
Securities lending income (See Note 2.G.)	—	315	17,722	—
Variation margin on futures contracts	—	93,685	—	—
Total Assets	2,511,466,307	643,172,568	31,942,872,936	3,493,548,960
LIABILITIES:
Payables:
Due to custodian	50,521	—	—	1,449,459
Investment securities purchased	7,348,849	30,587,204	836,958,979	1,356,560
Investment securities purchased — delayed delivery securities	52,905,917	2,934,998	148,300,000	49,699,767
Collateral received on securities loaned (See Note 2.G.)	—	2,477,517	76,209,770	—
Accrued liabilities:
Management fees (See Note 3.A.)	299,688	146,063	4,003,012	422,841
Total Liabilities	60,604,975	36,145,782	1,065,471,761	52,928,627
Net Assets	$2,450,861,332	$607,026,786	$30,877,401,175	$3,440,620,333
NET ASSETS:
Paid-in-Capital	$2,434,726,123	$611,903,942	$30,786,916,421	$3,450,122,883
Total distributable earnings (loss)	16,135,209	(4,877,156)	90,484,754	(9,502,550)
Total Net Assets	$2,450,861,332	$607,026,786	$30,877,401,175	$3,440,620,333
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	48,350,000	12,870,000	609,850,000	67,600,000
Net asset value, per share	$50.69	$47.17	$50.63	$50.90
Cost of investments in non-affiliates	$2,176,267,121	$596,781,919	$27,937,770,114	$3,081,357,777
Cost of investments in affiliates	282,306,565	34,884,095	3,163,005,924	366,498,416
Cost of repurchase agreements	—	—	240,000,000	—
Cost of options purchased	40,781	—	—	—
Cost of foreign currency	—	71	—	—
Investment securities on loan, at value (See Note 2.G.)	—	2,365,646	74,114,164	—
Cost of investment of cash collateral (See Note 2.G.)	—	2,477,517	76,209,770	—
SEE NOTES TO FINANCIAL STATEMENTS.

260	J.P. Morgan Exchange-Traded Funds	February 28, 2025

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED February 28, 2025

	JPMorgan Active Bond ETF	JPMorgan Core Plus Bond ETF	JPMorgan Income ETF	JPMorgan International Bond Opportunities ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$30,161,145	$196,958,516	$119,102,094	$24,381,054
Interest income from affiliates	2,292	38,320	14,552	7,786
Dividend income from non-affiliates	—	104,114	229,309	—
Dividend income from affiliates	2,166,815	24,746,470	3,766,657	568,067
Foreign taxes withheld (net)	—	3,236	—	(64,049)
Total investment income	32,330,252	221,850,656	123,112,612	24,892,858
EXPENSES:
Management fees (See Note 3.A.)	1,561,483	15,128,945	7,412,441	2,371,527
Interest expense to non-affiliates	—	58,425	1,140	7,454
Interest expense to affiliates	1,042	42,715	16,976	2,818
Total expenses	1,562,525	15,230,085	7,430,557	2,381,799
Less fees waived	—	(587,514)	(145,110)	—
Net expenses	1,562,525	14,642,571	7,285,447	2,381,799
Net investment income (loss)	30,767,727	207,208,085	115,827,165	22,511,059
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(2,356,112)	(2,708,209)	3,680,680	(5,675,377)(a)
Investments in affiliates	—	—	(9,639)	—
Futures contracts	(150,141)	(7,729,311)	(2,641,710)	(1,550,081)
Foreign currency transactions	—	(32,329)	(1)	(2,661,837)
Forward foreign currency exchange contracts	—	226,393	(1,347,307)	19,966,440
Swaps	—	84,551	(3,806,006)	(264,950)
Net realized gain (loss)	(2,506,253)	(10,158,905)	(4,123,983)	9,814,195
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	14,702,581	66,702,958	27,343,815	(7,023,499)
Investments in affiliates	—	—	4,447	—
Futures contracts	262,975	1,236,026	827,278	1,036,771
Foreign currency translations	—	(566)	5	(65,852)
Forward foreign currency exchange contracts	—	(11,606)	159,914	2,492,834
Swaps	—	(125,493)	884,637	(87,773)
Unfunded commitments	—	—	5	—
Change in net unrealized appreciation/depreciation	14,965,556	67,801,319	29,220,101	(3,647,519)
Net realized/unrealized gains (losses)	12,459,303	57,642,414	25,096,118	6,166,676
Change in net assets resulting from operations	$43,227,030	$264,850,499	$140,923,283	$28,677,735

(a)
Net of foreign capital gains tax of $13,184.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	261

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED February 28, 2025 (continued)

	JPMorgan Municipal ETF	JPMorgan Short Duration Core Plus ETF	JPMorgan Ultra-Short Income ETF	JPMorgan Ultra-Short Municipal Income ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$59,090,873	$24,643,881	$1,265,932,985	$90,556,843
Interest income from affiliates	—	5,237	28,078	—
Dividend income from affiliates	4,495,885	755,067	79,370,889	6,720,526
Income from securities lending (net) (See Note 2.G.)	—	1,873	98,354	—
Total investment income	63,586,758	25,406,058	1,345,430,306	97,277,369
EXPENSES:
Management fees (See Note 3.A.)	2,868,845	1,596,498	44,271,211	4,801,522
Interest expense to non-affiliates	4,138	1,615	8	—
Interest expense to affiliates	3,108	2,333	15,250	11,671
Total expenses	2,876,091	1,600,446	44,286,469	4,813,193
Net investment income (loss)	60,710,667	23,805,612	1,301,143,837	92,464,176
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(3,308,377)	365,738	15,336,344	(1,034,558)
Investments in affiliates	2,119	512	—	(3,757)
Options purchased	(181,891)	—	—	—
Futures contracts	1,679,698	(236,069)	11,187,052	—
Foreign currency transactions	—	(1)	—	—
Options written	136,422	—	—	—
Swaps	—	34,077	—	—
Net realized gain (loss)	(1,672,029)	164,257	26,523,396	(1,038,315)
Distribution of capital gains received from investment company affiliates	138	—	—	259
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	1,906,572	8,174,012	80,947,149	6,534,508
Investments in affiliates	1,240	2,977	—	(3,015)
Options purchased	(21,206)	—	—	—
Futures contracts	(21,815)	154,800	61,893	—
Foreign currency translations	—	(1)	—	—
Swaps	—	(22,642)	—	—
Change in net unrealized appreciation/depreciation	1,864,791	8,309,146	81,009,042	6,531,493
Net realized/unrealized gains (losses)	192,900	8,473,403	107,532,438	5,493,437
Change in net assets resulting from operations	$60,903,567	$32,279,015	$1,408,676,275	$97,957,613
SEE NOTES TO FINANCIAL STATEMENTS.

262	J.P. Morgan Exchange-Traded Funds	February 28, 2025

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

	JPMorgan Active Bond ETF		JPMorgan Core Plus Bond ETF
	Year Ended February 28, 2025	Period Ended February 29, 2024 (a)	Year Ended February 28, 2025	Year Ended February 29, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$30,767,727	$2,978,272	$207,208,085	$76,636,905
Net realized gain (loss)	(2,506,253)	309,974	(10,158,905)	(21,631,586)
Change in net unrealized appreciation/depreciation	14,965,556	4,542,961	67,801,319	29,798,569
Change in net assets resulting from operations	43,227,030	7,831,207	264,850,499	84,803,888
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(26,337,390)	(2,200,330)	(194,864,689)	(67,705,618)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	1,314,217,439	189,745,544	3,100,913,177	1,850,324,642
NET ASSETS:
Change in net assets	1,331,107,079	195,376,421	3,170,898,987	1,867,422,912
Beginning of period	195,376,421	—	2,630,096,493	762,673,581
End of period	$1,526,483,500	$195,376,421	$5,800,995,480	$2,630,096,493
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$1,314,217,439	$189,745,544	$3,100,913,177	$1,850,324,642
Total change in net assets resulting from capital transactions	$1,314,217,439	$189,745,544	$3,100,913,177	$1,850,324,642
SHARE TRANSACTIONS:
Issued	24,800,000	3,750,000	66,300,000	40,400,000
Net increase in shares from share transactions	24,800,000	3,750,000	66,300,000	40,400,000

(a)
Commencement of operations was October 11, 2023.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	263

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

	JPMorgan Income ETF		JPMorgan International Bond Opportunities ETF
	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2025	Year Ended February 29, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$115,827,165	$40,696,917	$22,511,059	$15,984,124
Net realized gain (loss)	(4,123,983)	(12,534,107)	9,814,195	(9,460,126)
Change in net unrealized appreciation/depreciation	29,220,101	15,079,407	(3,647,519)	14,118,547
Change in net assets resulting from operations	140,923,283	43,242,217	28,677,735	20,642,545
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(109,577,913)	(36,944,460)	(21,976,453)	(15,982,342)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	1,925,139,449	716,775,115	166,893,648	126,478,814
NET ASSETS:
Change in net assets	1,956,484,819	723,072,872	173,594,930	131,139,017
Beginning of period	1,071,983,762	348,910,890	415,646,453	284,507,436
End of period	$3,028,468,581	$1,071,983,762	$589,241,383	$415,646,453
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$1,925,139,449	$716,775,115	$166,893,648	$126,478,814
Total change in net assets resulting from capital transactions	$1,925,139,449	$716,775,115	$166,893,648	$126,478,814
SHARE TRANSACTIONS:
Issued	42,120,000	15,960,000	3,500,000	2,700,000
Net increase in shares from share transactions	42,120,000	15,960,000	3,500,000	2,700,000
SEE NOTES TO FINANCIAL STATEMENTS.

264	J.P. Morgan Exchange-Traded Funds	February 28, 2025

	JPMorgan Municipal ETF		JPMorgan Short Duration Core Plus ETF
	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2025	Year Ended February 29, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$60,710,667	$24,200,237	$23,805,612	$11,509,716
Net realized gain (loss)	(1,672,029)	(5,646,974)	164,257	(2,571,595)
Distributions of capital gains received from investment company affiliates	138	—	—	—
Change in net unrealized appreciation/depreciation	1,864,791	24,455,748	8,309,146	4,621,203
Change in net assets resulting from operations	60,903,567	43,009,011	32,279,015	13,559,324
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(57,246,579)	(21,710,674)	(23,026,874)	(10,842,777)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	1,225,716,954	792,046,510	187,216,795	217,419,306
NET ASSETS:
Change in net assets	1,229,373,942	813,344,847	196,468,936	220,135,853
Beginning of period	1,221,487,390	408,142,543	410,557,850	190,421,997
End of period	$2,450,861,332	$1,221,487,390	$607,026,786	$410,557,850
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$1,230,716,443	$801,786,305	$243,034,228	$217,419,306
Cost of shares redeemed	(4,999,489)	(9,739,795)	(55,817,433)	—
Total change in net assets resulting from capital transactions	$1,225,716,954	$792,046,510	$187,216,795	$217,419,306
SHARE TRANSACTIONS:
Issued	24,400,000	16,050,000	5,190,000	4,720,000
Redeemed	(100,000)	(200,000)	(1,190,000)	—
Net increase in shares from share transactions	24,300,000	15,850,000	4,000,000	4,720,000
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	265

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

	JPMorgan Ultra-Short Income ETF		JPMorgan Ultra-Short Municipal Income ETF
	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2025	Year Ended February 29, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$1,301,143,837	$1,163,077,850	$92,464,176	$82,321,503
Net realized gain (loss)	26,523,396	(105,093,759)	(1,038,315)	(4,860,493)
Distributions of capital gains received from investment company affiliates	—	—	259	—
Change in net unrealized appreciation/depreciation	81,009,042	136,089,931	6,531,493	12,205,909
Change in net assets resulting from operations	1,408,676,275	1,194,074,022	97,957,613	89,666,919
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(1,286,564,436)	(1,144,625,684)	(91,562,599)	(80,461,934)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	8,240,780,308	(2,679,440,077)	797,608,400	106,950,433
NET ASSETS:
Change in net assets	8,362,892,147	(2,629,991,739)	804,003,414	116,155,418
Beginning of period	22,514,509,028	25,144,500,767	2,636,616,919	2,520,461,501
End of period	$30,877,401,175	$22,514,509,028	$3,440,620,333	$2,636,616,919
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$10,195,346,172	$2,934,297,175	$896,572,971	$478,569,416
Cost of shares redeemed	(1,954,565,864)	(5,613,737,252)	(98,964,571)	(371,618,983)
Total change in net assets resulting from capital transactions	$8,240,780,308	$(2,679,440,077)	$797,608,400	$106,950,433
SHARE TRANSACTIONS:
Issued	202,000,000	58,450,000	17,650,000	9,450,000
Redeemed	(38,750,000)	(111,900,000)	(1,950,000)	(7,350,000)
Net increase (decrease) in shares from share transactions	163,250,000	(53,450,000)	15,700,000	2,100,000
SEE NOTES TO FINANCIAL STATEMENTS.

266	J.P. Morgan Exchange-Traded Funds	February 28, 2025

THIS PAGE IS INTENTIONALLY LEFT BLANK

267

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Active Bond ETF
Year Ended February 28, 2025	$52.10	$2.57	$1.19	$3.76	$(2.37)	$(0.02)	$(2.39)
October 11, 2023 (e) through February 29, 2024	49.87	1.01	1.95	2.96	(0.73)	—	(0.73)
JPMorgan Core Plus Bond ETF
Year Ended February 28, 2025	46.22	2.45	0.79	3.24	(2.37)	—	(2.37)
Year Ended February 29, 2024	46.22	2.27	(0.21)	2.06	(2.06)	—	(2.06)
Year Ended February 28, 2023	52.24	1.68	(6.23)	(4.55)	(1.47)	—	(1.47)
Year Ended February 28, 2022	54.31	1.09	(1.96)	(0.87)	(1.09)	(0.11)	(1.20)
Year Ended February 28, 2021	54.17	0.97	0.70 (f)	1.67	(0.88)	(0.65)	(1.53)
JPMorgan Income ETF
Year Ended February 28, 2025	45.17	2.81	0.78	3.59	(2.77)	—	(2.77)
Year Ended February 29, 2024	44.90	2.84	0.06	2.90	(2.63)	—	(2.63)
Year Ended February 28, 2023	48.89	2.36	(4.24)	(1.88)	(2.10)	(0.01)	(2.11)
October 28, 2021 through February 28, 2022	50.00	0.58	(1.24)	(0.66)	(0.45)	—	(0.45)
JPMorgan International Bond Opportunities ETF
Year Ended February 28, 2025	47.23	2.24	0.64	2.88	(2.20)	—	(2.20)
Year Ended February 29, 2024	46.64	2.12	0.62	2.74	(2.15)	—	(2.15)
Year Ended February 28, 2023	48.96	1.57	(2.48)	(0.91)	(1.41)	—	(1.41)
Year Ended February 28, 2022	51.04	1.16	(1.92)	(0.76)	(1.32)	—	(1.32)
Year Ended February 28, 2021	49.98	1.45	1.00 (f)	2.45	(1.39)	—	(1.39)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Commencement of operations.
(f)
Calculation of the net realized and unrealized gains (losses) per share does not correlate with the Fund’s net realized and unrealized gains (losses) presented in the Statements of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund’s investments.

(g)
Since the shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of secondary market trading, the net asset value is used as a proxy for the secondary market trading price to calculate the market returns.

SEE NOTES TO FINANCIAL STATEMENTS.

268	J.P. Morgan Exchange-Traded Funds	February 28, 2025

		Ratios/Supplemental data
					Ratios to average net assets (a)
Net asset value, end of period	Market price, end of period	Total return(c)(d)	Market price total return(c)	Net assets, end of period	Net expenses	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$53.47	$53.63	7.42%	7.43%	$1,526,483,500	0.25%	4.87%	0.25%	89%
52.10	52.24	5.95	6.23	195,376,421	0.29	5.06	0.29	78

47.09	47.23	7.21	7.24	5,800,995,480	0.37	5.27	0.39	111
46.22	46.34	4.58	4.65	2,630,096,493	0.39	4.94	0.39	57
46.22	46.30	(8.76)	(8.84)	762,673,581	0.39	3.55	0.39	36
52.24	52.37	(1.66)	(1.73)	276,853,932	0.40	2.02	0.40	81
54.31	54.48	3.08	2.87	146,648,110	0.36	1.76	0.36	272

45.99	46.18	8.22	8.15	3,028,468,581	0.39	6.19	0.40	120
45.17	45.37	6.67	6.27	1,071,983,762	0.40	6.33	0.40	162
44.90	45.25	(3.84)	(3.52)	348,910,890	0.40	5.17	0.40	216
48.89	49.09	(1.34)	(0.94)(g)	137,861,001	0.39	3.47	0.39	13

47.91	48.26	6.26	6.29	589,241,383	0.50	4.72	0.50	38
47.23	47.55	6.08	6.31	415,646,453	0.50	4.56	0.50	25
46.64	46.84	(1.81)	(1.43)	284,507,436	0.50	3.39	0.50	71
48.96	48.98	(1.56)	(2.10)	323,118,565	0.50	2.28	0.50	52
51.04	51.34	5.02	5.95	250,097,283	0.50	2.90	0.50	136
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	269

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Municipal ETF
Year Ended February 28, 2025	$50.79	$1.80	$(0.16)	$1.64	$(1.74)	$—	$(1.74)
Year Ended February 29, 2024	49.77	1.77	0.89	2.66	(1.64)	—	(1.64)
Year Ended February 28, 2023	52.97	1.37	(3.44)	(2.07)	(1.13)	—	(1.13)
Year Ended February 28, 2022	54.37	0.85	(1.18)	(0.33)	(0.85)	(0.22)	(1.07)
Year Ended February 28, 2021	55.15	1.00	(0.71)	0.29	(0.94)	(0.13)	(1.07)
JPMorgan Short Duration Core Plus ETF
Year Ended February 28, 2025	46.29	2.27	0.84	3.11	(2.23)	—	(2.23)
Year Ended February 29, 2024	45.88	2.01	0.35	2.36	(1.95)	—	(1.95)
Year Ended February 28, 2023	48.60	1.31	(2.78)	(1.47)	(1.25)	—	(1.25)
March 1, 2021 (e) through February 28, 2022	50.00	0.62	(1.42)	(0.80)	(0.59)	(0.01)	(0.60)
JPMorgan Ultra-Short Income ETF
Year Ended February 28, 2025	50.41	2.56	0.23	2.79	(2.57)	—	(2.57)
Year Ended February 29, 2024	50.28	2.49	0.10	2.59	(2.46)	—	(2.46)
Year Ended February 28, 2023	50.35	1.17	(0.18)	0.99	(0.97)	(0.09)	(1.06)
Year Ended February 28, 2022	50.78	0.28	(0.35)	(0.07)	(0.32)	(0.04)	(0.36)
Year Ended February 28, 2021	50.51	0.58	0.28	0.86	(0.59)	—(g )	(0.59)
JPMorgan Ultra-Short Municipal Income ETF
Year Ended February 28, 2025	50.80	1.66	0.10	1.76	(1.66)	—	(1.66)
Year Ended February 29, 2024	50.61	1.63	0.16	1.79	(1.60)	—	(1.60)
Year Ended February 28, 2023	50.76	0.70	(0.19)	0.51	(0.66)	—	(0.66)
Year Ended February 28, 2022	51.01	0.13	(0.25)	(0.12)	(0.13)	—	(0.13)
Year Ended February 28, 2021	50.53	0.32	0.52	0.84	(0.36)	—	(0.36)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Commencement of operations.
(f)
Since the shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of secondary market trading, the net asset value is used as a proxy for the secondary market trading price to calculate the market returns.

(g)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

270	J.P. Morgan Exchange-Traded Funds	February 28, 2025

		Ratios/Supplemental data
					Ratios to average net assets (a)
Net asset value, end of period	Market price, end of period	Total return(c)(d)	Market price total return(c)	Net assets, end of period	Net expenses	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$50.69	$50.78	3.31%	3.39%	$2,450,861,332	0.17%	3.56%	0.17%	39%
50.79	50.84	5.46	5.48	1,221,487,390	0.17	3.54	0.17	27
49.77	49.81	(3.89)	(3.88)	408,142,543	0.16	2.74	0.16	33
52.97	53.01	(0.66)	(0.55)	100,642,548	0.18	1.56	0.18	48
54.37	54.35	0.54	0.67	76,120,305	0.23	1.84	0.23	56

47.17	47.26	6.89	7.02	607,026,786	0.33	4.87	0.33	60
46.29	46.32	5.28	5.41	410,557,850	0.33	4.39	0.33	48
45.88	45.85	(3.03)	(3.11)	190,421,997	0.32	2.82	0.32	199
48.60	48.61	(1.63)	(1.61)(f)	192,461,679	0.32	1.26	0.32	175

50.63	50.66	5.69	5.69	30,877,401,175	0.17	5.07	0.17	66
50.41	50.44	5.29	5.31	22,514,509,028	0.17	4.97	0.17	77
50.28	50.30	2.01	2.00	25,144,500,767	0.17	2.34	0.17	57
50.35	50.37	(0.14)	(0.12)	18,686,174,480	0.18	0.56	0.18	70
50.78	50.79	1.72	1.67	16,144,037,713	0.17	1.14	0.17	94

50.90	50.92	3.53	3.56	3,440,620,333	0.17	3.27	0.17	53
50.80	50.81	3.59	3.67	2,636,616,919	0.17	3.23	0.17	76
50.61	50.58	1.01	0.97	2,520,461,501	0.17	1.39	0.17	94
50.76	50.75	(0.23)	(0.29)	3,116,619,866	0.17	0.26	0.17	50
51.01	51.03	1.66	1.64	1,410,311,158	0.16	0.63	0.16	67
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	271

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025
1. Organization
J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) was formed on February 25, 2010, and is governed by a Declaration of Trust as amended and restated February 19, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The following are 8 separate funds of the Trust (each, a "Fund" and collectively, the "Funds") covered by this report:
Diversification Classification
JPMorgan Active Bond ETF	Diversified
JPMorgan Core Plus Bond ETF	Diversified
JPMorgan Income ETF	Diversified
JPMorgan International Bond Opportunities ETF	Diversified
JPMorgan Municipal ETF	Diversified
JPMorgan Short Duration Core Plus ETF	Diversified
JPMorgan Ultra-Short Income ETF	Diversified
JPMorgan Ultra-Short Municipal Income ETF	Diversified
The investment objective of JPMorgan Active Bond ETF (“Active Bond ETF”) is to seek to deliver total return from a portfolio of investment grade intermediate- and long-term bonds.
The investment objective of JPMorgan Core Plus Bond ETF (“Core Plus Bond ETF”) is to seek a high level of current income by investing primarily in a diversified portfolio of high-, medium- and low-grade debt securities.
The investment objective of JPMorgan Income ETF (“Income ETF”) is to seek to provide income with a secondary objective of capital appreciation.
The investment objective of JPMorgan International Bond Opportunities ETF (“International Bond Opportunities ETF”) is to seek to provide total return.
The investment objective of JPMorgan Municipal ETF (“Municipal ETF”) is to seek to provide monthly dividends, which are excluded from gross income, and to protect the value of your investment by investing primarily in municipal obligations. For purposes of the Fund’s investment objective, “gross income” means gross income for federal income tax purposes. Exclusion from gross income for federal income tax purposes may not mean exclusion from the federal alternative minimum tax.
The investment objective of JPMorgan Short Duration Core Plus ETF (“Short Duration Core Plus ETF”) is to seek total return, consistent with preservation of capital.
The investment objective of JPMorgan Ultra-Short Income ETF (“Ultra-Short Income ETF”) is to seek to provide current income while seeking to maintain a low volatility of principal.
The investment objective of JPMorgan Ultra-Short Municipal Income ETF (“Ultra-Short Municipal Income ETF”) is to seek to provide as high a level of current income exempt from federal income tax as is consistent with relative stability of principal. Exclusion from gross income for federal income tax purposes may not mean exclusion from the federal alternative minimum tax.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
Shares of each Fund are listed and traded at market price on an exchange as follows:
Listing Exchange
Active Bond ETF	New York Stock Exchange LLC
Core Plus Bond ETF	Cboe BZX Exchange, Inc.
Income ETF	NYSE Arca, Inc.
International Bond Opportunities ETF	Cboe BZX Exchange, Inc.
Municipal ETF	Cboe BZX Exchange, Inc.
Short Duration Core Plus ETF	NYSE Arca, Inc.
Ultra-Short Income ETF	NYSE Arca, Inc.
Ultra-Short Municipal Income ETF	Cboe BZX Exchange, Inc.
Market prices for the Funds’ shares may be different from their net asset value (“NAV”).

272

The Funds issue and redeem their shares on a continuous basis, through JPMorgan Distribution Services, Inc. (the “Distributor” or “JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, at NAV in large blocks of shares, referred to as “Creation Units”. Creation Units are issued and redeemed in exchange for a basket of securities and/or cash. Shares are generally traded in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Only individuals or institutions that have entered into an authorized participant agreement with the Distributor may do business directly with the Funds (each, an “Authorized Participant”).
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission ("SEC") Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Funds' investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the NAVs of the Funds are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts and options are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by Active Bond ETF, Core Plus Bond ETF, Income ETF and Short Duration Core Plus ETF at February 28, 2025.

273

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025 (continued)
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
Active Bond ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$224,614,749	$40,204,972	$264,819,721
Collateralized Mortgage Obligations	—	113,178,984	12,025,803	125,204,787
Commercial Mortgage-Backed Securities	—	104,005,381	4,530,464	108,535,845
Corporate Bonds	—	230,141,849	—	230,141,849
Foreign Government Securities	—	2,477,510	—	2,477,510
Mortgage-Backed Securities	—	346,844,861	6,350,657	353,195,518
U.S. Treasury Obligations	—	427,143,627	—	427,143,627
Short-Term Investments
Investment Companies	80,993,753	—	—	80,993,753
Total Investments in Securities	$80,993,753	$1,448,406,961	$63,111,896	$1,592,512,610
Appreciation in Other Financial Instruments
Futures Contracts	$512,527	$—	$—	$512,527
Depreciation in Other Financial Instruments
Futures Contracts	$(190,268)	$—	$—	$(190,268)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$322,259	$—	$—	$322,259

Core Plus Bond ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$633,671,808	$120,556,903	$754,228,711
Collateralized Mortgage Obligations	—	272,126,418	31,683,260	303,809,678
Commercial Mortgage-Backed Securities	—	396,975,755	54,627,016	451,602,771
Common Stocks
Broadline Retail	—	—	26	26
Diversified Telecommunication Services	—	—	280	280
Health Care Providers & Services	—	—	221	221
Oil, Gas & Consumable Fuels	18,293	—	—	18,293
Specialty Retail	—	—	— (a)	— (a)
Wireless Telecommunication Services	—	—	9,517	9,517
Total Common Stocks	18,293	—	10,044	28,337

274

Core Plus Bond ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Corporate Bonds
Aerospace & Defense	$—	$25,442,038	$8,400	$25,450,438
Automobile Components	—	10,205,665	—	10,205,665
Automobiles	—	7,489,609	—	7,489,609
Banks	—	437,108,205	—	437,108,205
Beverages	—	3,326,187	—	3,326,187
Biotechnology	—	35,078,622	—	35,078,622
Broadline Retail	—	2,323,692	—	2,323,692
Building Products	—	15,132,836	—	15,132,836
Capital Markets	—	137,089,821	—	137,089,821
Chemicals	—	16,547,438	—	16,547,438
Commercial Services & Supplies	—	12,086,140	—	12,086,140
Communications Equipment	—	236,879	—	236,879
Construction & Engineering	—	7,677,504	—	7,677,504
Construction Materials	—	1,284,081	—	1,284,081
Consumer Finance	—	37,078,892	—	37,078,892
Consumer Staples Distribution & Retail	—	7,596,737	9,723	7,606,460
Containers & Packaging	—	14,918,143	—	14,918,143
Distributors	—	2,816,253	—	2,816,253
Diversified Consumer Services	—	2,187,610	—	2,187,610
Diversified REITs	—	1,203,285	—	1,203,285
Diversified Telecommunication Services	—	40,607,156	—	40,607,156
Electric Utilities	—	139,703,409	—	139,703,409
Electrical Equipment	—	2,357,313	—	2,357,313
Electronic Equipment, Instruments & Components	—	3,557,877	—	3,557,877
Energy Equipment & Services	—	6,907,053	—	6,907,053
Entertainment	—	11,979,533	—	11,979,533
Financial Services	—	14,255,954	—	14,255,954
Food Products	—	10,550,099	—	10,550,099
Gas Utilities	—	3,423,508	—	3,423,508
Ground Transportation	—	18,599,963	—	18,599,963
Health Care Equipment & Supplies	—	11,374,163	—	11,374,163
Health Care Providers & Services	—	50,379,395	—	50,379,395
Health Care REITs	—	3,170,825	—	3,170,825
Health Care Technology	—	720,797	—	720,797
Hotel & Resort REITs	—	2,435,845	—	2,435,845
Hotels, Restaurants & Leisure	—	37,035,222	—	37,035,222
Household Durables	—	5,690,486	—	5,690,486
Household Products	—	1,747,907	—	1,747,907
Independent Power and Renewable Electricity Producers	—	9,507,509	—	9,507,509
Industrial Conglomerates	—	626,832	—	626,832
Industrial REITs	—	1,909,391	—	1,909,391
Insurance	—	19,405,929	—	19,405,929
Interactive Media & Services	—	4,265,615	—	4,265,615
IT Services	—	1,606,526	—	1,606,526
Leisure Products	—	1,022,363	—	1,022,363
Life Sciences Tools & Services	—	909,646	—	909,646
Machinery	—	7,647,643	—	7,647,643

275

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025 (continued)
Core Plus Bond ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Marine Transportation	$—	$436,278	$—	$436,278
Media	—	55,584,402	—	55,584,402
Metals & Mining	—	21,623,610	—	21,623,610
Mortgage Real Estate Investment Trusts (REITs)	—	24,542,234	—	24,542,234
Multi-Utilities	—	23,525,336	—	23,525,336
Office REITs	—	91,468	—	91,468
Oil, Gas & Consumable Fuels	—	214,747,205	—	214,747,205
Passenger Airlines	—	6,370,092	—	6,370,092
Personal Care Products	—	2,230,891	—	2,230,891
Pharmaceuticals	—	27,035,089	—	27,035,089
Real Estate Management & Development	—	196,516	—	196,516
Residential REITs	—	3,685,845	—	3,685,845
Retail REITs	—	2,868,351	—	2,868,351
Semiconductors & Semiconductor Equipment	—	20,686,310	—	20,686,310
Software	—	14,303,389	—	14,303,389
Specialized REITs	—	8,357,580	—	8,357,580
Specialty Retail	—	19,123,051	551	19,123,602
Technology Hardware, Storage & Peripherals	—	4,739,405	—	4,739,405
Textiles, Apparel & Luxury Goods	—	204,355	—	204,355
Tobacco	—	39,809,479	—	39,809,479
Trading Companies & Distributors	—	8,902,778	—	8,902,778
Water Utilities	—	914,507	—	914,507
Wireless Telecommunication Services	—	14,686,381	—	14,686,381
Total Corporate Bonds	—	1,702,892,148	18,674	1,702,910,822
Foreign Government Securities	—	54,148,871	—	54,148,871
Loan Assignments	—	77,883,974	—	77,883,974
Mortgage-Backed Securities	—	1,489,104,445	10,082,813	1,499,187,258
Municipal Bonds	—	45,718	—	45,718
Preferred Stocks	—	—	3,757	3,757
U.S. Treasury Obligations	—	506,527,572	—	506,527,572
Warrants	—	—	— (a)	— (a)
Short-Term Investments
Investment Companies	784,655,919	—	—	784,655,919
Total Investments in Securities	$784,674,212	$5,133,376,709	$216,982,467	$6,135,033,388
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$17,171	$—	$17,171
Futures Contracts	5,134,214	—	—	5,134,214
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(11,195)	$—	$(11,195)
Futures Contracts	(289,032)	—	—	(289,032)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$4,845,182	$5,976	$—	$4,851,158

(a)	Value is zero.

276

Income ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$410,397,123	$20,894,859	$431,291,982
Collateralized Mortgage Obligations	—	248,840,186	5,893,564	254,733,750
Commercial Mortgage-Backed Securities	—	752,144,917	1,868,548	754,013,465
Common Stocks	—	—	— (a)	— (a)
Corporate Bonds
Aerospace & Defense	—	6,942,565	—	6,942,565
Automobile Components	—	15,286,164	—	15,286,164
Banks	—	34,757,092	—	34,757,092
Biotechnology	—	378,111	—	378,111
Broadline Retail	—	914,367	—	914,367
Building Products	—	11,468,065	—	11,468,065
Capital Markets	—	11,176,550	—	11,176,550
Chemicals	—	22,106,436	—	22,106,436
Commercial Services & Supplies	—	15,705,603	—	15,705,603
Communications Equipment	—	1,231,074	—	1,231,074
Construction & Engineering	—	1,636,193	—	1,636,193
Construction Materials	—	157,234	—	157,234
Consumer Finance	—	18,039,428	—	18,039,428
Consumer Staples Distribution & Retail	—	11,322,350	36,389	11,358,739
Containers & Packaging	—	10,613,070	—	10,613,070
Distributors	—	440,998	—	440,998
Diversified Consumer Services	—	2,344,737	—	2,344,737
Diversified Telecommunication Services	—	30,887,790	—	30,887,790
Electric Utilities	—	20,434,874	—	20,434,874
Electrical Equipment	—	100,868	—	100,868
Electronic Equipment, Instruments & Components	—	5,053,706	—	5,053,706
Energy Equipment & Services	—	3,815,323	—	3,815,323
Entertainment	—	7,723,099	—	7,723,099
Financial Services	—	8,059,079	—	8,059,079
Food Products	—	6,636,988	—	6,636,988
Gas Utilities	—	1,647,065	—	1,647,065
Ground Transportation	—	11,270,786	—	11,270,786
Health Care Equipment & Supplies	—	9,320,928	—	9,320,928
Health Care Providers & Services	—	17,864,848	—	17,864,848
Health Care Technology	—	1,139,044	—	1,139,044
Hotel & Resort REITs	—	4,624,303	—	4,624,303
Hotels, Restaurants & Leisure	—	24,935,805	—	24,935,805
Household Durables	—	6,759,760	—	6,759,760
Household Products	—	3,154,980	—	3,154,980
Independent Power and Renewable Electricity Producers	—	3,190,683	—	3,190,683
Insurance	—	689,780	—	689,780
Interactive Media & Services	—	205,533	—	205,533
Leisure Products	—	719,250	—	719,250
Machinery	—	3,171,143	—	3,171,143
Marine Transportation	—	872,556	—	872,556
Media	—	50,927,458	—	50,927,458
Metals & Mining	—	7,569,601	—	7,569,601

277

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025 (continued)
Income ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Mortgage Real Estate Investment Trusts (REITs)	$—	$5,016,924	$—	$5,016,924
Multi-Utilities	—	4,609,148	—	4,609,148
Oil, Gas & Consumable Fuels	—	86,298,236	—	86,298,236
Passenger Airlines	—	5,246,839	—	5,246,839
Personal Care Products	—	3,292,974	—	3,292,974
Pharmaceuticals	—	12,753,021	—	12,753,021
Professional Services	—	153,558	—	153,558
Real Estate Management & Development	—	482,045	—	482,045
Semiconductors & Semiconductor Equipment	—	4,324,717	—	4,324,717
Software	—	8,410,794	—	8,410,794
Specialized REITs	—	640,298	—	640,298
Specialty Retail	—	10,250,011	2,087	10,252,098
Technology Hardware, Storage & Peripherals	—	2,076,945	—	2,076,945
Textiles, Apparel & Luxury Goods	—	149,528	—	149,528
Trading Companies & Distributors	—	10,267,574	—	10,267,574
Wireless Telecommunication Services	—	908,222	—	908,222
Total Corporate Bonds	—	550,176,121	38,476	550,214,597
Foreign Government Securities	—	106,285,724	—	106,285,724
Loan Assignments	—	23,841,635	—	23,841,635
Mortgage-Backed Securities	—	845,948,270	4,900,000	850,848,270
Municipal Bonds	—	11,610,646	—	11,610,646
Supranational	—	809,000	—	809,000
Short-Term Investments
Investment Companies	44,645,094	—	—	44,645,094
Total Investments in Securities	$44,645,094	$2,950,053,622	$33,595,447	$3,028,294,163
Liabilities
TBA Short Commitment	$—	$(268,993,066)	$—	$(268,993,066)
Total Liabilities in Securities Sold Short	$—	$(268,993,066)	$—	$(268,993,066)
Appreciation in Other Financial Instruments
Futures Contracts	$2,389,170	$—	$—	$2,389,170
Depreciation in Other Financial Instruments
Futures Contracts	$(1,612,536)	$—	$—	$(1,612,536)
Swaps	—	(493,984)	—	(493,984)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$776,634	$(493,984)	$—	$282,650

(a)	Value is zero.

International Bond Opportunities ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$1,511,252	$—	$1,511,252
Collateralized Mortgage Obligations
United States	—	1,026,042	894,531	1,920,573
Commercial Mortgage-Backed Securities	—	3,323,755	—	3,323,755

278

International Bond Opportunities ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Common Stocks	$—	$—	$280	$280
Corporate Bonds	—	380,208,772	—	380,208,772
Foreign Government Securities	—	170,728,989	—	170,728,989
Supranational	—	1,935,722	—	1,935,722
Short-Term Investments
Investment Companies	14,100,041	—	—	14,100,041
Total Investments in Securities	$14,100,041	$558,734,532	$894,811	$573,729,384
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$3,906,853	$—	$3,906,853
Futures Contracts	1,175,124	152,747	—	1,327,871
Swaps	—	501,342	—	501,342
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(1,502,292)	$—	$(1,502,292)
Futures Contracts	(539,517)	—	—	(539,517)
Swaps	—	(982,046)	—	(982,046)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$635,607	$2,076,604	$—	$2,712,211

Municipal ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$2,197,241,182	$—	$2,197,241,182
Options Purchased
Put Options Purchased	19,575	—	—	19,575
Short-Term Investments
Investment Companies	282,312,368	—	—	282,312,368
Total Investments in Securities	$282,331,943	$2,197,241,182	$—	$2,479,573,125

Short Duration Core Plus ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$144,207,731	$3,010,737	$147,218,468
Collateralized Mortgage Obligations	—	67,947,092	185,192	68,132,284
Commercial Mortgage-Backed Securities	—	32,429,649	—	32,429,649
Common Stocks	—	—	—	—
Corporate Bonds
Aerospace & Defense	—	1,401,786	—	1,401,786
Automobile Components	—	1,128,040	—	1,128,040
Automobiles	—	5,635,583	—	5,635,583
Banks	—	82,110,853	—	82,110,853
Beverages	—	59,771	—	59,771
Biotechnology	—	189,055	—	189,055
Broadline Retail	—	147,015	—	147,015

279

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025 (continued)
Short Duration Core Plus ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Building Products	$—	$772,278	$—	$772,278
Capital Markets	—	18,697,510	—	18,697,510
Chemicals	—	1,192,784	—	1,192,784
Commercial Services & Supplies	—	3,375,504	—	3,375,504
Communications Equipment	—	65,666	—	65,666
Construction & Engineering	—	551,088	—	551,088
Consumer Finance	—	6,247,398	—	6,247,398
Consumer Staples Distribution & Retail	—	514,490	6,604	521,094
Containers & Packaging	—	1,081,445	—	1,081,445
Diversified Consumer Services	—	139,659	—	139,659
Diversified Telecommunication Services	—	1,929,483	—	1,929,483
Electric Utilities	—	6,884,181	—	6,884,181
Electrical Equipment	—	140,085	—	140,085
Electronic Equipment, Instruments & Components	—	87,804	—	87,804
Energy Equipment & Services	—	835,332	—	835,332
Entertainment	—	477,000	—	477,000
Financial Services	—	4,883,442	—	4,883,442
Food Products	—	847,033	—	847,033
Gas Utilities	—	209,269	—	209,269
Ground Transportation	—	797,221	—	797,221
Health Care Equipment & Supplies	—	307,596	—	307,596
Health Care Providers & Services	—	6,976,611	—	6,976,611
Hotel & Resort REITs	—	123,059	—	123,059
Hotels, Restaurants & Leisure	—	2,711,957	—	2,711,957
Household Durables	—	368,113	—	368,113
Household Products	—	220,339	—	220,339
Independent Power and Renewable Electricity Producers	—	853,068	—	853,068
Insurance	—	10,259,952	—	10,259,952
IT Services	—	164,551	—	164,551
Leisure Products	—	82,200	—	82,200
Machinery	—	391,475	—	391,475
Media	—	3,683,207	—	3,683,207
Metals & Mining	—	1,152,771	—	1,152,771
Mortgage Real Estate Investment Trusts (REITs)	—	908,944	—	908,944
Multi-Utilities	—	1,472,217	—	1,472,217
Oil, Gas & Consumable Fuels	—	7,386,358	—	7,386,358
Passenger Airlines	—	703,176	—	703,176
Personal Care Products	—	159,926	—	159,926
Pharmaceuticals	—	661,618	—	661,618
Real Estate Management & Development	—	110,243	—	110,243
Semiconductors & Semiconductor Equipment	—	1,135,887	—	1,135,887
Software	—	577,142	—	577,142
Specialized REITs	—	90,530	—	90,530
Specialty Retail	—	969,242	375	969,617
Technology Hardware, Storage & Peripherals	—	184,991	—	184,991
Trading Companies & Distributors	—	400,933	—	400,933
Wireless Telecommunication Services	—	1,048,489	—	1,048,489
Total Corporate Bonds	—	183,505,370	6,979	183,512,349

280

Short Duration Core Plus ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Foreign Government Securities	$—	$7,164,287	$—	$7,164,287
Mortgage-Backed Securities	—	59,073,800	—	59,073,800
Municipal Bonds	—	92,172	—	92,172
U.S. Treasury Obligations	—	101,432,452	—	101,432,452
Short-Term Investments
Investment Companies	34,888,213	—	—	34,888,213
Investment of Cash Collateral from Securities Loaned	2,477,517	—	—	2,477,517
U.S. Treasury Obligations	—	799,552	—	799,552
Total Short-Term Investments	37,365,730	799,552	—	38,165,282
Total Investments in Securities	$37,365,730	$596,652,105	$3,202,908	$637,220,743
Appreciation in Other Financial Instruments
Futures Contracts	$424,473	$—	$—	$424,473
Depreciation in Other Financial Instruments
Futures Contracts	$(281,312)	$—	$—	$(281,312)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$143,161	$—	$—	$143,161

Ultra-Short Income ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$4,245,048,940	$—	$4,245,048,940
Commercial Mortgage-Backed Securities	—	1,927,662	—	1,927,662
Corporate Bonds	—	17,038,228,969	—	17,038,228,969
U.S. Treasury Obligations	—	671,997,656	—	671,997,656
Short-Term Investments
Certificates of Deposits	—	2,629,886,578	—	2,629,886,578
Commercial Paper	—	3,426,186,611	—	3,426,186,611
Investment Companies	3,163,005,924	—	—	3,163,005,924
Investment of Cash Collateral from Securities Loaned	76,209,770	—	—	76,209,770
Repurchase Agreements	—	240,000,000	—	240,000,000
Total Short-Term Investments	3,239,215,694	6,296,073,189	—	9,535,288,883
Total Investments in Securities	$3,239,215,694	$28,253,276,416	$—	$31,492,492,110

Ultra-Short Municipal Income ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$3,086,138,179	$—	$3,086,138,179
Short-Term Investments
Investment Companies	366,506,598	—	—	366,506,598
Total Investments in Securities	$366,506,598	$3,086,138,179	$—	$3,452,644,777

281

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025 (continued)
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
Active Bond ETF	Balance as of February 29, 2024	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2025
Investments in Securities:
Asset-Backed Securities	$5,123,870	$—	$339,160	$19,875	$36,336,307	$(2,594,234)	$979,994	$—	$40,204,972
Collateralized Mortgage Obligations	—	—	74,938	14,118	11,936,747	—	—	—	12,025,803
Commercial Mortgage-Backed Securities	2,094,670	—	236,153	16,278	2,533,311	(349,948)	—	—	4,530,464
Mortgage-Backed Securities	—	—	86,907	—	6,263,750	—	—	—	6,350,657
Total	$7,218,540	$—	$737,158	$50,271	$57,070,115	$(2,944,182)	$979,994	$—	$63,111,896

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at February 28, 2025, which were valued using significant unobservable inputs (level 3) amounted to $745,358. This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
There were no significant transfers into or out of level 3 for the year ended February 28, 2025.
Core Plus Bond ETF	Balance as of February 29, 2024	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of February 28, 2025
Investments in Securities:
Asset-Backed Securities	$29,054,096	$—	$299,202	$328,667	$93,549,137	$(12,244,693)	$5,270,494	$(700,000)	$5,000,000	$120,556,903
Collateralized Mortgage Obligations	7,210,998	—	644,163	40,977	31,002,315	(2,215,193)	—	—	(5,000,000)	31,683,260
Commercial Mortgage-Backed Securities	26,328,313	—	2,059,011	247,953	33,826,739	(3,653,308)	—	(4,181,692)	—	54,627,016
Common Stocks	7,883	30	2,244	—	—	(113)	—	—	—	10,044
Corporate Bonds	650,000	(230,971)	267,678	2,026	30,998	(705,768)	4,711	—	—	18,674
Mortgage-Backed Securities	—	—	—	—	10,082,813	—	—	—	—	10,082,813
Preferred Stocks	1,620	—	2,137	—	—	—	—	—	—	3,757
Warrants	1,034	—	(1,034)	—	—	—	—	—	—	— (b)
Total	$63,253,944	$(230,941)	$3,273,401	$619,623	$168,492,002	$(18,819,075)	$5,275,205	$(4,881,692)	$—	$216,982,467

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Collateralized Mortgage Obligations and Asset-Backed Securities.
(b)	Value is zero.

282

The changes in net unrealized appreciation (depreciation) attributable to securities owned at February 28, 2025, which were valued using significant unobservable inputs (level 3) amounted to $3,250,740. This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
There were no significant transfers into or out of level 3 for the year ended February 28, 2025.
Income ETF	Balance as of February 29, 2024	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of February 28, 2025
Investments in Securities:
Asset-Backed Securities	$1,913,052	$—	$109,067	$48,218	$19,975,136	$(1,150,614)	$—	$(2,495,093)	$2,495,093	$20,894,859
Collateralized Mortgage Obligations	4,085,919	—	70,318	2	5,619,968	(245,784)	—	(1,141,766)	(2,495,093)	5,893,564
Commercial Mortgage-Backed Securities	1,605,426	—	222,954	40,168	—	—	—	—	—	1,868,548
Common Stocks	—	—	—	—	— (b)	—	—	—	—	— (b)
Corporate Bonds	2,031,325	(475,160)	497,641	13,820	680,709	(2,709,859)	—	—	—	38,476
Mortgage-Backed Securities	—	—	—	—	4,900,000	—	—	—	—	4,900,000
Total	$9,635,722	$(475,160)	$899,980	$102,208	$31,175,813	$(4,106,257)	$—	$(3,636,859)	$—	$33,595,447

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Collateralized Mortgage Obligations and Asset-Backed Securities.
(b)	Value is zero.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at February 28, 2025, which were valued using significant unobservable inputs (level 3) amounted to $186,974. This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
There were no significant transfers into or out of level 3 for the year ended February 28, 2025.
Short Duration Core Plus ETF	Balance as of February 29, 2024	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2025
Investments in Securities:
Asset-Backed Securities	$904,226	$—	$85,784	$14,940	$3,114,824	$(1,008,888)	$221,805	$(321,954)	$3,010,737
Collateralized Mortgage Obligations	—	—	194	—	184,998	—	—	—	185,192
Common Stocks	—	—	—	—	— (a)	—	—	—	— (a)
Corporate Bonds	140,400	(58,199)	57,089	544	21,988	(154,843)	—	—	6,979
Total	$1,044,626	$(58,199)	$143,067	$15,484	$3,321,810	$(1,163,731)	$221,805	$(321,954)	$3,202,908

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Value is zero.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at February 28, 2025, which were valued using significant unobservable inputs (level 3) amounted to $65,830. This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
There were no significant transfers into or out of level 3 for the year ended February 28, 2025.

283

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025 (continued)
The significant unobservable inputs used in the fair value measurement of the Funds' investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Active
Bond ETF
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at February 28, 2025	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$29,171,892	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 30.00% (6.77%)
			Yield (Discount Rate of Cash Flows)	5.47% - 8.78% (6.37%)
Asset-Backed Securities	29,171,892
	5,213,778	Discounted Cash Flow	Constant Prepayment Rate	90.00% - 100.00% (93.10%)
			Yield (Discount Rate of Cash Flows)	5.67% - 6.23% (5.79%)
Collateralized Mortgage Obligations	5,213,778
Total	$34,385,670

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At February 28, 2025, the value of these investments was $28,726,226. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
Core Plus
Bond ETF
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at February 28, 2025	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$32,581,980	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 49.00% (0.48%)
			Constant Default Rate	0.00% - 30.00% (12.03%)
			Yield (Discount Rate of Cash Flows)	5.89% - 21.99% (7.06%)

Asset-Backed Securities	32,581,980
	1,494,375	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	7.81% (7.81%)

Collateralized Mortgage Obligations	1,494,375
	10,274	Terms of Restructuring	Expected Recovery	0.00% - 41.90% (29.70%)

Corporate Bonds	10,274
Total	$34,086,629

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At February 28, 2025, the value of these investments was $182,895,838. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

284

Income ETF
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at February 28, 2025	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$2,857,942	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 15.00% (0.56%)
			Constant Default Rate	0.00% - 12.00% (0.45%)
			Yield (Discount Rate of Cash Flows)	5.48% - 8.12% (6.37%)

Asset-Backed Securities	2,857,942
	3,722,603	Discounted Cash Flow	Constant Prepayment Rate	18.00% - 19.00% (18.50%)
			Yield (Discount Rate of Cash Flows)	5.57% - 5.67% (5.62%)

Collateralized Mortgage Obligations	3,722,603
	38,476	Term of Restructuring	Expected Recovery	0.00% - 41.90% (29.76%)

Corporate Bonds	38,476
Total	$6,619,021

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At February 28, 2025, the value of these investments was $26,976,426. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
Short
Duration
Core Plus
ETF
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at February 28, 2025	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$2,115,889	Discounted Cash Flow	Constant Default Rate	0.00% - 49.00% (5.69%)
			Constant Prepayment Rate	0.00% - 90.00% (27.12%)
			Yield (Discount Rate of Cash Flows)	5.27% - 16.66% (7.15%)
Asset-Backed Securities	2,115,889
	6,979	Term of Restructuring	Expected Recovery	0.00% - 41.90% (29.71%)

Corporate Bonds	6,979
Total	$2,122,868

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At February 28, 2025, the value of these investments was $1,080,040. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of February 28, 2025, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.

285

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025 (continued)
C. Repurchase Agreements— Ultra-Short Income ETF may enter into repurchase agreement transactions that meet the credit guidelines of JPMIM. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. The Fund requires that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Fund to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. Repurchase agreement collateral may be held in segregated accounts maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan.
The Fund's repurchase agreements are not subject to master netting arrangements.
D. Loan Assignments— Core Plus Bond ETF and Income ETF invested in debt instruments that are interests in amounts owed to lenders or lending syndicates (a “Lender”) by corporate, governmental or other borrowers (a “Borrower”). A loan is often administered by a bank or other financial institution (the “Agent”) that acts as Agent for all holders. The Agent administers the terms of the loan, as specified in the loan agreement. The invested in loan assignments of all or a portion of the loans. When a Fund purchases a loan assignment, the Fund has direct rights against the Borrower on a loan. In addition, it is unclear whether loans, loan assignments and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. Also, because JPMIM may wish to invest in publicly traded securities of a Borrower, it may not have access to material non-public information regarding the Borrower to which other investors have access. Although certain loans are secured by collateral, a Fund could experience delays or limitations in realizing the value on such collateral or have its interest subordinated to other indebtedness of the Borrower.
Loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments which were liquid when purchased, may become illiquid and difficult to value. In addition, the settlement period for loans is uncertain as there is no standardized settlement schedule applicable to such investments. Therefore, the Fund may not receive the proceeds from a sale of such investments for a period after the sale.
Certain loan assignments are also subject to the risks associated with high yield securities described under Note 8.
E. Unfunded Commitments— Income ETF entered into commitments to buy and sell investments including commitments to buy loan assignments to settle on future dates as part of its normal investment activities. Unfunded commitments may include revolving loan facilities which may obligate the Fund to provide cash to the borrower on demand. Unfunded commitments are generally traded and priced as part of a related loan assignment (Note 2.D.). The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation/depreciation from unfunded commitments is reported on the Statements of Assets and Liabilities. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. The Fund may receive an ongoing commitment fee based on the undrawn portion of the underlying loan facility, which is recorded as a component of Interest income from non-affiliates on the Statements of Operations.
At February 28, 2025, Income ETF had the following loan commitments outstanding in which all or a portion of the commitments were unfunded, and which could be extended at the options of the borrower:
				Unfunded Commitment		Funded Commitment		Total Commitment
Security Description	Maturity Date	Commitment Fee Rate	Rate if Funded	Par Amount	Value	Par Amount	Value	Par Amount	Value
Income ETF
Raven Acquisition Holdings LLC, 1st Lien Delayed Draw Term Loan B	11/19/2031	3.250%	7.570%	$28,540	$28,402	$—	$—	$28,540	$28,402
F. When-Issued Securities, Delayed Delivery Securities and Forward Commitments— The Funds purchased when-issued securities, including To-Be-Announced securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.
The Funds may be required to post or receive collateral for delayed delivery securities in the form of cash or securities under a Master Securities Forward Transaction Agreement with the counterparties (each, an “MSFTA”). The collateral requirements are generally calculated by netting the

286

mark-to-market amount for a Fund's transactions under the MSFTA and comparing that amount to the value of the collateral pledged by a Fund and the counterparty. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by a Fund is held in a segregated account at the Fund's custodian bank and is included on the Statements of Assets and Liabilities as Restricted cash. Collateral received by a Fund is held in a separate segregated account maintained by JPMCB. These amounts are not reflected on the Fund's Statements of Assets and Liabilities.
Active Bond ETF, Core Plus Bond ETF, Income ETF, Municipal ETF, Short Duration Core Plus ETF, Ultra-Short Income ETF and Ultra-Short Municipal Income ETF had when-issued securities, delayed delivery securities or forward commitments outstanding as of February 28, 2025, which are shown as a Receivable for Investment securities sold — delayed delivery securities and/or a Payable for Investment securities purchased — delayed delivery securities, respectively, on the Statements of Assets and Liabilities. The values of these securities held at February 28, 2025 are detailed on the SOIs, if any.
The Funds' delayed delivery securities collateral requirements and collateral posted or received by counterparty as of February 28, 2025 are as follows:
Fund		Counterparty	Collateral amount
Active Bond ETF	Collateral Received	Wells Fargo Securities LLC	$(940,000)
Core Plus Bond ETF	Collateral Received	Bank of America NA	(710,000)
	Collateral Received	Goldman Sachs & Co. LLC	(1,380,000)
	Collateral Received	Morgan Stanley	(400,000)
	Collateral Received	Wells Fargo Securities LLC	(3,880,000)
Income ETF	Collateral Posted	Barclays Bank plc	1,320,000
	Collateral Received	Citigroup Global Markets, Inc.	(20,000)
	Collateral Posted	Goldman Sachs & Co. LLC	520,000
	Collateral Posted	Morgan Stanley	630,000
	Collateral Posted	Wells Fargo Securities LLC	380,000
G. Securities Lending — The Funds, except International Bond Opportunities ETF, are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.

287

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025 (continued)
The following table presents for each lending Fund, the value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Funds as of February 28, 2025.
	Investment Securities on Loan, at value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
Short Duration Core Plus ETF	$2,365,646	$(2,365,646)	$—
Ultra-Short Income ETF	74,114,164	(74,114,164)	—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
JPMIM voluntarily waived management fees charged to the Funds to reduce the impact of the cash collateral investment in the JPMorgan U.S. Government Money Market Fund from 0.13% to 0.06%. For the year ended February 28, 2025, JPMIM waived fees associated with the Funds' investment in the JPMorgan U.S. Government Money Market Fund as follows:
Short Duration Core Plus ETF	$42
Ultra-Short Income ETF	897
The above waiver is included in the determination of earnings on cash collateral investment and in the calculation of Citibank’s compensation and is included on the Statements of Operations as Income from securities lending (net).
Active Bond ETF, Core Plus Bond ETF, Income ETF, International Bond Opportunities ETF, Municipal ETF and Ultra-Short Municipal Income ETF did not lend out any securities during the year ended February 28, 2025.
H. Investment Transactions with Affiliates— The Funds invested in Underlying Funds advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
Active Bond ETF
For the year ended February 28, 2025
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2025	Shares at February 28, 2025	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.32% (a) (b)	$20,630,652	$462,508,564	$402,145,463	$—	$—	$80,993,753	80,993,753	$2,166,815	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2025.

288

Core Plus Bond ETF
For the year ended February 28, 2025
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2025	Shares at February 28, 2025	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.32% (a) (b)	$304,836,673	$1,960,945,869	$1,481,126,623	$—	$—	$784,655,919	784,655,919	$24,746,470	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2025.

Income ETF
For the year ended February 28, 2025
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2025	Shares at February 28, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.43% (a) (b)	$1,443,336	$1,585,144,567	$1,541,937,617	$(9,639)	$4,447	$44,645,094	44,627,243	$3,766,657	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2025.

International Bond Opportunities ETF
For the year ended February 28, 2025
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2025	Shares at February 28, 2025	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.32% (a) (b)	$12,140,460	$228,973,166	$227,013,585	$—	$—	$14,100,041	14,100,041	$568,067	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2025.

289

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025 (continued)
Municipal ETF
For the year ended February 28, 2025
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2025	Shares at February 28, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.59% (a) (b)	$178,363,148	$1,248,421,397	$1,144,475,536	$2,119	$1,240	$282,312,368	282,284,140	$4,495,885	$138

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2025.

Short Duration Core Plus ETF
For the year ended February 28, 2025
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2025	Shares at February 28, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.43% (a) (b)	$25,964,962	$327,523,116	$318,603,354	$512	$2,977	$34,888,213	34,874,263	$755,067	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (a) (b)	—	4,371,344	1,893,827	—	—	2,477,517	2,477,517	10,877 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.32% (a) (b)	—	1,578,240	1,578,240	—	—	—	—	687 *	—
Total	$25,964,962	$333,472,700	$322,075,421	$512	$2,977	$37,365,730		$766,631	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Ultra-Short Income ETF
For the year ended February 28, 2025
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2025	Shares at February 28, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (a) (b)	$27,711,282	$301,667,020	$253,166,091	$(2,441)*	$—	$76,209,770	76,209,770	$1,221,705 *	$—

290

Ultra-Short Income ETF (continued)
For the year ended February 28, 2025
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2025	Shares at February 28, 2025	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.32% (a) (b)	$4,046,410	$34,101,270	$38,147,680	$—	$—	$—	—	$63,341 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.32% (a) (b)	1,101,895,063	18,291,854,395	16,230,743,534	—	—	3,163,005,924	3,163,005,924	79,370,889	—
Total	$1,133,652,755	$18,627,622,685	$16,522,057,305	$(2,441)	$—	$3,239,215,694		$80,655,935	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Ultra-Short Municipal Income ETF
For the year ended February 28, 2025
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2025	Shares at February 28, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.59% (a) (b)	$187,008,251	$2,174,807,381	$1,995,302,262	$(3,757)	$(3,015)	$366,506,598	366,469,951	$6,720,526	$259

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2025.
I. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.
The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations.

291

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025 (continued)
Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at year end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.
J. Derivatives—The Funds used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with their respective investment strategy. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Funds may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing the Funds to close out their position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds' risk of loss associated with these instruments may exceed their value, as recorded on the Statements of Assets and Liabilities.
The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds' ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds' net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark-to-market gains to the Funds.
Notes J(1) — J(4) below describe the various derivatives used by the Funds.
(1) Options— Municipal ETF purchased and sold (“wrote”) put and call options on various instruments including options on indices to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller.
Options Purchased— Premiums paid by the Fund for options purchased are included on the Statements of Assets and Liabilities as Options purchased. The option is adjusted daily to reflect the current market value of the option and the change is recorded as Change in net unrealized appreciation/depreciation on options purchased on the Statements of Operations. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or will offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.
Options Written— Premiums received by the Fund for options written are included on the Statements of Assets and Liabilities as a liability. The amount of the liability is adjusted daily to reflect the current market value of the option written and the change in market value is recorded as Change in net unrealized appreciation/depreciation on options written on the Statements of Operations. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.
The Fund pledges collateral to the counterparty in the form of securities for options written. Securities designated as collateral are denoted on the SOI.
Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subject the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.
The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

292

The Fund’s exchange-traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions). The Fund’s over-the-counter (“OTC”) options are subject to master netting agreements.
(2) Futures Contracts— The Funds used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Funds also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Funds to interest rate risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(3) Forward Foreign Currency Exchange Contracts— Core Plus Bond ETF, Income ETF and International Bond Opportunities ETF are exposed to foreign currency risks associated with some or all of their portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Funds also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Funds also record a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Funds' forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).
The Funds may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.
(4) Swaps— Core Plus Bond ETF, Income ETF, International Bond Opportunities ETF and Short Duration Core Plus ETF engaged in various swap transactions to manage credit and interest rate (e.g., duration, yield curve) risks within their respective portfolios. The Funds also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between a fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Funds are recorded as assets or liabilities, respectively, on the Statements of Assets and Liabilities and are amortized over the term of the swap. The value of an OTC swap agreement is recorded as either an asset or a liability on the Statements of Assets and Liabilities at the beginning of the measurement period. Upon entering into a centrally cleared swap, a Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Portfolio Investments, while cash deposited, which is considered restricted, is reported as Deposits at broker for centrally cleared swaps on the Statements of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statements of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as Change in net unrealized appreciation/depreciation on swaps on the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

293

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025 (continued)
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Funds’ OTC swap contracts are subject to master netting arrangements.
Credit Default Swaps
Core Plus Bond ETF, Income ETF, International Bond Opportunities ETF and Short Duration Core Plus ETF entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Funds, as protection sellers, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected on the Statements of Assets and Liabilities. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.
Interest Rate Swaps
International Bond Opportunities ETF entered into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate, while the other is typically based on a fixed interest rate.
(5) Summary of Derivatives Information—The following tables present the value of derivatives held as of February 28, 2025, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities:
	Active Bond ETF	Core Plus Bond ETF	Income ETF	International Bond Opportunities ETF	Municipal ETF	Short Duration Core Plus ETF
Foreign Exchange Rate Risk Exposure:
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$—	$17,171	$—	$3,906,853	$—	$—
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	—	(11,195)	—	(1,502,292)	—	—
Interest Rate Risk Exposure:
Unrealized Appreciation on Futures Contracts *	512,527	5,134,214	2,389,170	1,327,871	—	424,473
Swaps at Value (Assets) **	—	—	—	493,859	—	—
Purchased Options at Market Value	—	—	—	—	19,575	—
Unrealized Depreciation on Futures Contracts *	(190,268)	(289,032)	(1,612,536)	(539,517)	—	(281,312)
Swaps at Value (Liabilities) **	—	—	—	(979,333)	—	—
Credit Risk Exposure:
Swaps at Value (Liabilities) **	—	—	(1,731,572)	—	—	—

294

	Active Bond ETF	Core Plus Bond ETF	Income ETF	International Bond Opportunities ETF	Municipal ETF	Short Duration Core Plus ETF
Net Fair Value of Derivative Contracts:
Unrealized Appreciation (Depreciation) on Futures Contracts *	$322,259	$4,845,182	$776,634	$788,354	$—	$143,161
Swaps at Value **	—	—	(1,731,572)	(485,474)	—	—
Unrealized Appreciation (Depreciation) on Forward Foreign Currency Exchange Contracts	—	5,976	—	2,404,561	—	—
Purchased Options at Market Value	—	—	—	—	19,575	—

*	Includes cumulative appreciation/(depreciation) on futures contracts, if any, as reported on the SOIs. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
**	Includes the fair value of centrally cleared swap contracts as reported on the SOIs. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
The following table presents the Fund's gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or posted by the Fund as of February 28, 2025:
International Bond Opportunities ETF
Counterparty	Gross Amount of Derivative Assets Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities(a)	Derivatives Available for Offset	Collateral Received	Net Amount Due From Counterparty (Not less than zero)
Barclays Bank plc	$972,468	$(685,753)	$—	$286,715
BNP Paribas	35,383	(30,498)	—	4,885
Citibank, NA	62,539	(62,539)	—	—
Goldman Sachs International	997,937	(218,126)	(450,000)(b)	329,811
HSBC Bank, NA	502,041	(272,801)	—	229,240
Morgan Stanley	296,146	(70,847)	—	225,299
Standard Chartered Bank	30,934	(30,934)	—	—
TD Bank Financial Group	1,009,405	—	—	1,009,405
	$3,906,853	$(1,371,498)	$(450,000)	$2,085,355

Counterparty	Gross Amount of Derivative Liabilities Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities(a)	Derivatives Available for Offset	Collateral Posted	Net Amount Due to Counterparty (Not less than zero)
Barclays Bank plc	$685,753	$(685,753)	$—	$—
BNP Paribas	30,498	(30,498)	—	—
Citibank, NA	94,566	(62,539)	—	32,027
Goldman Sachs International	218,126	(218,126)	—	—
HSBC Bank, NA	272,801	(272,801)	—	—
Merrill Lynch International	2,723	—	—	2,723
Morgan Stanley	70,847	(70,847)	—	—
Standard Chartered Bank	126,978	(30,934)	—	96,044
	$1,502,292	$(1,371,498)	$—	130,794

(a)	For financial reporting purposes the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.
(b)	Collateral received or posted is limited to the net derivative asset or net derivative liability amounts.

295

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025 (continued)
The following tables present the effect of derivatives on the Statements of Operations for the year ended February 28, 2025, by primary underlying risk exposure:
	Active Bond ETF	Core Plus Bond ETF	Income ETF	International Bond Opportunities ETF	Municipal ETF
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Foreign Exchange Rate Risk Exposure:
Forward Foreign Currency Exchange Contracts	$—	$226,393	$(1,347,307)	$19,966,440	$—
Interest Rate Risk Exposure:
Futures Contracts	(150,141)	(7,729,311)	(2,641,710)	(1,550,081)	1,679,698
Swap Contracts	—	—	—	7,353	—
Purchased Options	—	—	—	—	(181,891)
Written Options	—	—	—	—	136,422
Credit Exposure Risk:
Swap Contracts	—	84,551	(3,806,006)	(272,303)	—
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Foreign Exchange Rate Risk Exposure:
Forward Foreign Currency Exchange Contracts	$—	$(11,606)	$159,914	$2,492,834	$—
Interest Rate Risk Exposure:
Futures Contracts	262,975	1,236,026	827,278	1,036,771	(21,815)
Swap Contracts	—	—	—	(337,702)	—
Purchased Options	—	—	—	—	(21,206)
Credit Exposure Risk:
Swap Contracts	—	(125,493)	884,637	249,929	—

	Short Duration Core Plus ETF	Ultra-Short Income ETF
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Interest Rate Risk Exposure:
Futures Contracts	$(236,069)	$11,187,052
Credit Exposure Risk:
Swap Contracts	34,077	—
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Interest Rate Risk Exposure:
Futures Contracts	$154,800	$61,893
Credit Exposure Risk:
Swap Contracts	(22,642)	—

296

Derivatives Volume
The table below discloses the volume of the Funds' options, futures contracts, forward foreign currency exchange contracts and swaps activity during the year ended February 28, 2025. Please refer to the tables in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity (amounts in thousands, except number of contracts):
	Active Bond ETF	Core Plus Bond ETF	Income ETF	International Bond Opportunities ETF
Futures Contracts:
Average Notional Balance Long	$52,674,748	$618,312,460	$486,460,750	$135,184,782
Average Notional Balance Short	(5,361,633)	(20,394,743)	(156,874,676)	(84,351,499)
Ending Notional Balance Long	88,945,687	918,522,077	536,460,116	221,794,239
Ending Notional Balance Short	(25,436,117)	(37,098,000)	(190,321,532)	(105,855,842)
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	—	(2,567,058)	(4,854,624)	(139,477,233)
Average Settlement Value Sold	—	9,511,887	—	450,325,188
Ending Settlement Value Purchased	—	(3,697,075)	—	(291,495,286)
Ending Settlement Value Sold	—	7,394,562	—	619,405,133
Interest Rate-Related Swaps:
Average Notional Balance - Pays Fixed Rate	—	—	—	46,512,462
Average Notional Balance - Receives Fixed Rate	—	—	—	179,689,543
Ending Notional Balance - Pays Fixed Rate	—	—	—	39,055,000
Ending Notional Balance - Receives Fixed Rate	—	—	—	199,161,635
Credit Default Swaps:
Average Notional Balance - Buy Protection	—	3,234,615	61,978,462	284,256
Average Notional Balance - Sell Protection	—	1,403,846	17,084,615	—
Ending Notional Balance - Buy Protection	—	—	25,507,000	—

	Municipal ETF	Short Duration Core Plus ETF	Ultra-Short Income ETF
Futures Contracts:
Average Notional Balance Long	$127,682,885	$90,382,607	$—
Average Notional Balance Short	(63,119,008)	(30,749,576)	(197,667,281)
Ending Notional Balance Long	—	137,821,234	—
Ending Notional Balance Short	—	(46,030,171)	—
Exchange-Traded Options:
Average Number of Contracts Purchased	323	—	—
Average Number of Contracts Written	(223)	—	—
Ending Number of Contracts Purchased	1,305	—	—
Credit Default Swaps:
Average Notional Balance - Sell Protection	—	538,462	—
The Funds may be required to post or receive collateral based on the net value of the Funds’ outstanding non-deliverable forward foreign currency exchange contracts and/or OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Funds is held in a segregated account at the Funds’ custodian bank. For certain counterparties cash collateral posted by the Funds is invested in an affiliated money market fund (See Note 3.E), otherwise the cash collateral is included on the Statements of Assets and Liabilities as Restricted cash for OTC derivatives. Collateral received by the Funds is held in a separate segregated account maintained by JPMCB, an affiliate of the Funds.

297

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025 (continued)
International Bond Opportunities ETF’s derivative contracts collateral requirements and collateral posted or received by counterparty as of February 28, 2025 are as follows:
Fund		Fund Counterparty	Value of contracts	Collateral amount
International Bond Opportunities ETF	Collateral Received	Goldman Sachs International	$779,811	$(450,000)
The Funds' derivatives contracts held at February 28, 2025 are not accounted for as hedging instruments under GAAP.
K. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.
Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend.
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
L. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of February 28, 2025, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.
M. Foreign Taxes—The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. When a capital gains tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
N. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared monthly and paid at least monthly. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
The following amounts were reclassified within the capital accounts:
	Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
Active Bond ETF	$—	$43,536	$(43,536)
Core Plus Bond ETF	—	307,994	(307,994)
Income ETF	—	160,625	(160,625)
International Bond Opportunities ETF	—	13,760,774	(13,760,774)
Municipal ETF	—	(10,499)	10,499
Short Duration Core Plus ETF	—	98,107	(98,107)
Ultra-Short Income ETF	—	528,789	(528,789)
Ultra-Short Municipal Income ETF	—	(133,323)	133,323
The reclassifications for the Funds relate primarily to foreign currency gains or losses and tax adjustments on certain investments.

298

O. Segment Reporting — The Funds adopted FASB Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The adoption of this new standard impacted financial statement disclosures only and did not affect the Funds' financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Funds and the Funds' chief executive officer and chief financial officer act as the Funds' CODM. Each Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
P. Recent Accounting Pronouncement — In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09 (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.
3. Fees and Other Transactions with Affiliates
A. Management Fee—JPMIM manages the investments of each Fund pursuant to a Management Agreement. For such services, JPMIM is paid a fee which is accrued daily and paid no more frequently than monthly based on each Fund's respective average daily net assets at the following rate:

Active Bond ETF	0.25%[1]
Core Plus Bond ETF	0.40
Income ETF	0.40
International Bond Opportunities ETF	0.50
Municipal ETF	0.18
Short Duration Core Plus ETF	0.33
Ultra-Short Income ETF	0.18
Ultra-Short Municipal Income ETF	0.18

1	Prior to July 1, 2024, the investment management fee was 0.30%.
Under each Management Agreement, JPMIM is responsible for substantially all expenses of each Fund, (including expenses of the Trust relating to each Fund), except for the management fees, payments under the Funds' 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the Adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of each Fund’s business. Additionally, each Fund is responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with each Fund’s securities lending program, if applicable. For the avoidance of doubt, the Adviser’s payment of such expenses may be accomplished through a Fund’s payment of such expenses and a corresponding reduction in the fee payable to the Adviser, provided, however, that if the amount of expenses paid by a Fund exceeds the fee payable to the Adviser, the Adviser will reimburse that Fund for such amount.
B. Administration Fee— JPMIM provides administration services to the Funds. Pursuant to each Management Agreement, JPMIM is compensated as described in Note 3.A.
JPMCB serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the management fees payable to the Administrator.
C. Custodian, Accounting and Transfer Agent Fees— JPMCB provides custody, accounting and transfer agency services to the Funds. For performing these services, JPMIM pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses.
Additionally, Authorized Participants generally pay transaction fees associated with the creation and redemption of Fund shares. These fees are paid to JPMIM to offset certain custodian charges that are covered by each Management Agreement.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.
D. Distribution Services— The Distributor or its agent distributes Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of each Fund. JPMDS receives no fees for their distribution services under the distribution agreement with the Trust (the “Distribution Agreement”). Although the Trust does not pay any fees under the Distribution Agreement, JPMIM pays JPMDS for certain distribution related services.

299

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025 (continued)
E. Waivers and Reimbursements— — Effective July 1, 2024, the Adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, costs of shareholder meetings, and extraordinary expenses) exceed the percentage of the following Funds' respective average daily net assets as shown in the table below:
Core Plus Bond ETF	0.38%
Income ETF	0.39
The expense limitation agreements were in effect for the period July 1, 2024 through February 28, 2025 and the contractual percentages in the table above are in place until at least June 30, 2025 at which time it will be determined whether such waivers will be renewed or revised.
For the period July 1, 2024 through February 28, 2025, the Funds' service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
Contractual Waivers
Management Fees
Core Plus Bond ETF	$587,514
Income ETF	145,110
Additionally, the Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser,Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund’s investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/ or reimbursed expenses in future years.
F. Other— Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers receive no compensation from the Funds for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. The fees associated with the office of the Chief Compliance Officer are paid for by JPMIM as described in Note 3.A.
During the year ended February 28, 2025, the Funds purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The SEC has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the year ended February 28, 2025, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Active Bond ETF	$1,297,217,322	$379,882,184	$566,805,790	$186,383,671
Core Plus Bond ETF	6,502,800,988	3,974,301,289	403,193,270	172,935,244
Income ETF	4,141,534,036	2,279,945,684	—	—
International Bond Opportunities ETF	343,659,058	167,256,402	—	4,555,088
Municipal ETF	1,765,933,470	615,940,054	—	3,958,047
Short Duration Core Plus ETF	288,498,514	122,716,711	185,535,862	161,941,301
Ultra-Short Income ETF	16,618,236,280	10,540,621,463	726,362,930	581,750,313
Ultra-Short Municipal Income ETF	1,988,654,817	1,314,542,800	—	—

300

5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at February 28, 2025 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Active Bond ETF	$1,574,004,674	$23,706,543	$4,876,348	$18,830,195
Core Plus Bond ETF	6,089,859,897	89,464,219	39,439,570	50,024,649
Income ETF	2,731,220,197	43,738,392	16,612,430	27,125,962
International Bond Opportunities ETF	579,851,320	15,169,129	18,583,624	(3,414,495)
Municipal ETF	2,458,696,406	24,161,259	3,284,540	20,876,719
Short Duration Core Plus ETF	634,616,342	6,657,633	3,910,071	2,747,562
Ultra-Short Income ETF	31,419,005,761	81,460,459	7,974,110	73,486,349
Ultra-Short Municipal Income ETF	3,447,706,971	7,164,704	2,226,898	4,937,806
The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to tax adjustments on certain derivatives and investments.
The tax character of distributions paid during the year ended February 28, 2025 was as follows:
	Ordinary Income*	Net Long-Term Capital Gains	Tax Exempt Income	Total Distributions Paid
Active Bond ETF	$26,298,742	$38,648	$—	$26,337,390
Core Plus Bond ETF	194,864,689	—	—	194,864,689
Income ETF	109,577,913	—	—	109,577,913
International Bond Opportunities ETF	21,976,453	—	—	21,976,453
Municipal ETF	133,652	—	57,112,927	57,246,579
Short Duration Core Plus ETF	23,026,874	—	—	23,026,874
Ultra-Short Income ETF	1,286,564,436	—	—	1,286,564,436
Ultra-Short Municipal Income ETF	312,541	—	91,250,058	91,562,599

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
The tax character of distributions paid during the year ended February 29, 2024 was as follows:
	Ordinary Income*	Tax Exempt Income	Total Distributions Paid
Active Bond ETF**	$2,200,330	$—	$2,200,330
Core Plus Bond ETF	67,705,618	—	67,705,618
Income ETF	36,944,460	—	36,944,460
International Bond Opportunities ETF	15,982,342	—	15,982,342
Municipal ETF	222,741	21,487,933	21,710,674
Short Duration Core Plus ETF	10,842,777	—	10,842,777
Ultra-Short Income ETF	1,144,625,684	—	1,144,625,684
Ultra-Short Municipal Income ETF	329,708	80,132,226	80,461,934

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
**
The Fund has an expected tax year end of September 30. The cost of investment securities and components of net assets on a tax basis presented have been estimated as of February 29, 2024, the Fund’s fiscal year end. The actual cost of investment securities and components of net assets on a tax basis will be different as of the Fund’s tax year end. The Fund’s required distributions will be determined by the net investment income and net realized gain or loss for the expected tax year end of September 30.

301

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025 (continued)
As of February 28, 2025, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:
	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain (Tax Basis Capital Loss Carryover)	Current Distributable Tax Exempt Income	Unrealized Appreciation (Depreciation)
Active Bond ETF	$5,752,561	$(67,312)	$—	$18,820,571
Core Plus Bond ETF	23,730,709	(35,073,227)	—	49,662,183
Income ETF	13,656,041	(20,391,611)	—	27,125,971
International Bond Opportunities ETF	2,480,088	(18,966,519)	—	(3,498,120)
Municipal ETF	20,343	(10,179,968)	6,862,235	20,876,719
Short Duration Core Plus ETF	2,378,709	(9,914,936)	—	2,747,562
Ultra-Short Income ETF	112,687,732	(95,316,760)	—	73,181,672
Ultra-Short Municipal Income ETF	752	(22,204,188)	8,373,444	4,937,806

The cumulative timing differences primarily consist of tax adjustments on certain derivatives and investments and foreign currency gains or losses.
As of February 28, 2025, the following Funds had net capital loss carryforwards, which are available to offset future realized gains as follows:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
Active Bond ETF	$—	$67,312
Core Plus Bond ETF	8,617,385	26,455,842
Income ETF	8,929,567	11,462,044
International Bond Opportunities ETF	2,909,681	16,056,838
Municipal ETF	5,745,504	4,434,464
Short Duration Core Plus ETF	3,666,114	6,248,822
Ultra-Short Income ETF	26,627,402	68,689,358
Ultra-Short Municipal Income ETF	10,537,560	11,666,628
Net capital losses (gains) and specified ordinary losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended February 28, 2025, the following Funds deferred to March 1, 2025 the following net capital losses (gains) and/or specified ordinary losses of:
	Net Capital Losses (Gains)		Specified Ordinary Losses
	Short-Term	Long-Term
Active Bond ETF	$2,237,985	$(261,899)	$—
Core Plus Bond ETF	1,765,803	(1,212,094)	—
Income ETF	1,117,083	(338,063)	1
International Bond Opportunities ETF	(356,751)	1,021,173	—
Municipal ETF	1,912,339	(490,308)	—
Short Duration Core Plus ETF	5,180	62,149	1
Ultra-Short Municipal Income ETF	44,970	539,117	—

302

During the year ended February 28, 2025, the following Funds utilized capital loss carryforwards as follows:
	Capital Loss Utilized
	Short-Term	Long-Term
Income ETF	$331,316	$—
International Bond Opportunities ETF	4,258	—
Short Duration Core Plus ETF	1,006,810	—
Ultra-Short Income ETF	21,567,451	1,374,648
6. Capital Share Transactions
The Trust issues and redeems shares of the Funds only in Creation Units through the Distributor at NAV. Capital shares transactions detail can be found in the Statements of Changes in Net Assets.
Shares of the Funds may only be purchased or redeemed by Authorized Participants. Such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Funds' shares outstanding and act as executing or clearing broker for investment transactions on behalf of the Funds. An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”); or (2) a DTC Participant; which, in either case, must have executed an agreement with the Distributor.
Creation Units of a Fund may be created in advance of receipt by the Trust of all or a portion of the applicable basket of fixed income securities and other instruments (“Deposit Instruments”) and cash as described in the Funds’ registration statement. In these instances, the initial Deposit Instruments and cash must be deposited in an amount equal to the sum of the cash amount, plus at least 105%, for the Funds, of the market value of undelivered Deposit Instruments. A transaction fee may be imposed to offset transfer and other transaction costs associated with the purchase or redemption of Creation Units.
Authorized Participants transacting in Creation Units for cash may also pay a variable fee to compensate the relevant fund for market impact expenses relating to investing in portfolio securities. Such variable fees, if any, are included in “Proceeds from shares issued” in the Statements of Changes in Net Assets.
7. Borrowings
Effective November 1, 2022, the Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund, during the year ended February 28, 2025.
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 28, 2025.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the year ended February 28, 2025.
Effective August 8, 2023, the Trust, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), has entered into an existing joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. Although the Trust was effectively part of the Credit Facility as of August 8, 2023, it was not eligible to draw on the Credit Facility, and did not incur costs associated with being a part of the Credit Facility up through May 30, 2024.
This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.

303

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025 (continued)
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater of the federal funds effective rate or the one-month Adjusted Secured Overnight Financing Rate (SOFR).
The Funds did not utilize the Credit Facility during the period March 1, 2024 through February 28, 2025.
Effective May 31, 2024, the Funds, excluding Core Plus Bond ETF, Income ETF, International Bond Opportunities ETF and Ultra-Short Income ETF, are no longer part of the Credit Facility.
8. Risks, Concentrations and Indemnifications
The Funds are subject to risks associated with securities with contractual cash flows including asset-backed and mortgage-related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
International Bond Opportunities ETF’s investments in sovereign and corporate debt obligations within emerging market countries may be subject to potentially higher risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic instability in these markets may have disruptive effects on the market prices of the Fund’s investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.
The Funds are subject to interest rate risk. Investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Funds may invest in variable and floating rate loans and other variable and floating rate securities. Although these investments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Funds may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to accurately predict the pace at which central banks or monetary authorities may change interest rates or the timing, frequency, or magnitude of such changes, and the evaluation of macro-economic and other conditions could cause a change in approach in the future. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments.
The Funds are subject to credit risk. The Funds' investments are subject to the risk that an issuer and/or a counterparty will not make payments when due or default completely. Prices of the Funds' investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Funds' securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Core Plus Bond ETF, Income ETF, International Bond Opportunities ETF and Short Duration Core Plus ETF invest in high yield securities that are not rated or rated below investment grade (commonly known as “junk bonds”). These securities are considered to be high risk investments. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims. The market price of these securities can change suddenly and unexpectedly. As a result, the Funds are intended for investors who are able and willing to assume a high degree of risk.
International Bond Opportunities ETF may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of foreign countries or regions, which may vary throughout the period. Such concentrations may subject the Fund to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.
Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Funds to sell or otherwise close a derivatives position could expose the Funds to losses.
The Funds are also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds.

304

Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in shares trading significantly above (at a premium) or below (at a discount) to the NAV or to the intraday value of the Funds’ holdings. During such periods, investors may incur significant losses if shares are sold.
The Funds may not track the return of their underlying index for a number of reasons and therefore may not achieve their investment objective. For example, the Funds incur a number of operating expenses not applicable to their underlying index, and incur costs in buying and selling securities, especially when rebalancing the Funds’ securities holdings to reflect changes in the composition of the underlying index. In addition, each Fund’s return may differ from the return of its underlying index as a result of, among other things, pricing differences and the inability to purchase certain securities included in the underlying index due to regulatory or other restrictions. To the extent of the previously outlined items, each Fund’s return may differ from the return of the underlying index.
The Funds, excluding Municipal ETF and Ultra-Short Municipal Income ETF, invest in foreign issuers and foreign securities (including depositary receipts) that are subject to additional risks, including political and economic risks, unstable governments, civil conflicts and war, greater volatility, decreased market liquidity, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” a Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely.
Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Underlying Index or in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.
As of February 28, 2025, the following Fund had non-U.S. country allocations representing greater than 10% of total investments (excluding investment of cash collateral from securities loaned) as follows:
International Bond Opportunities ETF
United Kingdom	10.1%

305

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of J.P. Morgan Exchange-Traded Fund Trust and Shareholders of each of the eight funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of each of the funds listed in the table below (eight of the funds constituting J.P. Morgan Exchange-Traded Fund Trust, hereafter collectively referred to as the "Funds") as of February 28, 2025, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of February 28, 2025, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Fund
JPMorgan Active Bond ETF (1)
JPMorgan Core Plus Bond ETF (2)
JPMorgan Income ETF (2)
JPMorgan International Bond Opportunities ETF (2)
JPMorgan Municipal ETF (2)
JPMorgan Short Duration Core Plus ETF (2)
JPMorgan Ultra-Short Income ETF (2)
JPMorgan Ultra-Short Municipal Income ETF (2)

(1)
Statement of operations for the year ended February 28, 2025, and statement of changes in net assets for the year ended February 28, 2025 and the period October 11, 2023 (commencement of operations) through February 29, 2024

(2)	Statement of operations for the year ended February 28, 2025 and statement of changes in net assets for the years ended February 28, 2025 and February 29, 2024
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodian, transfer agents, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 29, 2025
We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

306

TAX LETTER
(Unaudited)
Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds' income and distributions for the taxable year ended February 28, 2025. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2025. The information necessary to complete your income tax returns for the calendar year ending December 31, 2025 will be provided under separate cover.
Long Term Capital Gain
Each Fund listed below distributed the following amount, or maximum allowable amount, of long-term capital gain dividends for the fiscal year ended February 28, 2025:
Long-Term Capital Gain Distribution
JPMorgan Active Bond ETF	$38,648
Qualified Interest Income (QII) and Short-Term Capital Gain
Each Fund listed below paid the following amount, or maximum allowable amount, of ordinary distributions treated as qualified interest income and short-term capital gains for the fiscal year ended February 28, 2025:
Qualified Interest Income
JPMorgan Active Bond ETF	$24,687,235
JPMorgan Core Plus Bond ETF	174,960,784
JPMorgan Income ETF	88,289,290
JPMorgan International Bond Opportunities ETF	3,327,209
JPMorgan Short Duration Core Plus ETF	17,574,813
JPMorgan Ultra-Short Income ETF	633,705,894
Tax Exempt Income
Each Fund listed below had the following amount, or maximum allowable amount, of dividends paid from investment income that are exempt from federal income tax for the fiscal year ended February 28, 2025:
Exempt Distributions Paid
JPMorgan Municipal ETF	$57,112,927
JPMorgan Ultra-Short Municipal Income ETF	91,250,058
Treasury Income
Each Fund listed below had the following percentage, or maximum allowable percentage, of income earned from direct U.S. Treasury Obligations for the fiscal year ended February 28, 2025:
Income from U.S. Treasury Obligations
JPMorgan Active Bond ETF	22.0%
JPMorgan Core Plus Bond ETF	6.8
JPMorgan International Bond Opportunities ETF	0.7
JPMorgan Municipal ETF	0.1
JPMorgan Short Duration Core Plus ETF	13.6
JPMorgan Ultra-Short Income ETF	1.4

February 28, 2025	J.P. Morgan Exchange-Traded Funds	307

J.P. Morgan Exchange-Traded Funds are distributed by JPMorgan Distribution Services, Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact J.P. Morgan Exchange-Traded Funds at 1-844-457-6383 (844-4JPM ETF) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risks as well as charges and expenses of the fund before investing. The prospectus contains this and other information about the fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2025. All rights reserved. February 2025.
AN-FIETF-225

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statements of Operations within the Funds' Financial Statements.
Statement Regarding Basis for Approval of Management Agreements
Not applicable.

Annual Financial Statements
J.P. Morgan Exchange-Traded Funds
February 28, 2025
Fund	Ticker	Listing Exchange
JPMorgan BetaBuilders MSCI US REIT ETF	BBRE	Cboe BZX Exchange, Inc.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets.
Prospective investors should refer to the Fund's prospectus for a discussion of the Fund's investment objectives, strategies and risks. Call J.P. Morgan Exchange-Traded Funds at (844) 457-6383 for a prospectus containing more complete information about the Fund, including management fees and other expenses. Please read it carefully before investing.
Shares are bought and sold throughout the day on an exchange at market price (not at net asset value) through a brokerage account, and are not individually subscribed and redeemed from the Fund. Shares may only be subscribed and redeemed directly from the Fund by Authorized Participants, in large creation/redemption units. Brokerage commissions will reduce returns.

JPMorgan BetaBuilders MSCI US REIT ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.4%
Apartments — 17.8%
American Homes 4 Rent, Class A, REIT	269,413	9,970,975
Apartment Investment and Management Co., Class A, REIT	153,266	1,387,057
AvalonBay Communities, Inc., REIT	116,833	26,425,288
Camden Property Trust, REIT	85,820	10,646,829
Centerspace, REIT	16,262	1,076,382
Elme Communities, REIT	87,550	1,522,494
Equity LifeStyle Properties, Inc., REIT	149,821	10,274,724
Equity Residential, REIT	293,994	21,805,535
Essex Property Trust, Inc., REIT	54,419	16,955,328
Independence Realty Trust, Inc., REIT	197,938	4,315,048
Invitation Homes, Inc., REIT	513,170	17,452,912
Mid-America Apartment Communities, Inc., REIT	97,088	16,322,435
NexPoint Residential Trust, Inc., REIT	25,012	1,064,261
Sun Communities, Inc., REIT	104,377	14,210,928
UDR, Inc., REIT	275,020	12,425,404
		165,855,600
Diversified — 17.9%
Alexander & Baldwin, Inc., REIT	73,196	1,325,580
American Assets Trust, Inc., REIT	52,972	1,189,751
Armada Hoffler Properties, Inc., REIT	89,569	822,243
Broadstone Net Lease, Inc., REIT	158,164	2,665,063
Digital Realty Trust, Inc., REIT	247,844	38,742,974
EPR Properties, REIT	67,337	3,573,575
Equinix, Inc., REIT	67,990	61,505,114
Farmland Partners, Inc., REIT (a)	63,460	744,386
Gaming and Leisure Properties, Inc., REIT	217,911	10,928,237
Gladstone Commercial Corp., REIT	48,371	785,061
Global Net Lease, Inc., REIT	193,668	1,549,344
InvenTrust Properties Corp., REIT	70,985	2,113,933
One Liberty Properties, Inc., REIT	23,417	622,190
Safehold, Inc., REIT	50,970	951,100
UMH Properties, Inc., REIT	57,233	1,083,421
Veris Residential, Inc., REIT	78,766	1,333,508
VICI Properties, Inc., REIT	804,525	26,139,017
WP Carey, Inc., REIT	176,300	11,320,223
		167,394,720
Health Care — 15.2%
Alexandria Real Estate Equities, Inc., REIT	131,277	13,424,386
American Healthcare REIT, Inc., REIT	75,000	2,234,250
CareTrust REIT, Inc., REIT	98,212	2,540,745
Community Healthcare Trust, Inc., REIT	31,453	589,429
Diversified Healthcare Trust, REIT	183,285	518,697
Global Medical REIT, Inc., REIT	80,450	707,960
INVESTMENTS	SHARES	VALUE($)

Health Care — continued
Healthcare Realty Trust, Inc., REIT	328,921	5,634,417
Healthpeak Properties, Inc., REIT	586,160	11,992,813
LTC Properties, Inc., REIT	40,396	1,409,417
Medical Properties Trust, Inc., REIT (a)	546,547	3,224,627
National Health Investors, Inc., REIT	39,478	2,829,388
Omega Healthcare Investors, Inc., REIT	200,243	7,376,952
Sabra Health Care REIT, Inc., REIT	205,879	3,419,650
Sila Realty Trust, Inc., REIT	12,177	309,539
Universal Health Realty Income Trust, REIT	16,823	671,574
Ventas, Inc., REIT	334,773	23,159,596
Welltower, Inc., REIT	404,596	62,109,532
		142,152,972
Hotels — 3.1%
Apple Hospitality REIT, Inc., REIT	195,219	2,891,194
DiamondRock Hospitality Co., REIT	200,636	1,651,234
Host Hotels & Resorts, Inc., REIT	605,478	9,766,360
Park Hotels & Resorts, Inc., REIT	203,497	2,498,943
Pebblebrook Hotel Trust, REIT	126,929	1,567,573
RLJ Lodging Trust, REIT	158,174	1,464,691
Ryman Hospitality Properties, Inc., REIT	45,617	4,511,065
Summit Hotel Properties, Inc., REIT	125,033	808,964
Sunstone Hotel Investors, Inc., REIT	196,010	2,054,185
Xenia Hotels & Resorts, Inc., REIT	110,843	1,489,730
		28,703,939
Industrial — 13.2%
Americold Realty Trust, Inc., REIT	233,314	5,349,890
EastGroup Properties, Inc., REIT	37,445	6,846,818
First Industrial Realty Trust, Inc., REIT	113,817	6,496,674
Innovative Industrial Properties, Inc., REIT	26,103	1,878,111
LXP Industrial Trust, REIT	255,604	2,290,212
Plymouth Industrial REIT, Inc., REIT	48,765	845,585
Prologis, Inc., REIT	666,881	82,639,893
Rexford Industrial Realty, Inc., REIT	157,417	6,504,471
STAG Industrial, Inc., REIT	155,087	5,580,030
Terreno Realty Corp., REIT	66,692	4,523,052
		122,954,736
Office — 4.4%
Brandywine Realty Trust, REIT	191,024	964,671
BXP, Inc., REIT	126,586	8,978,745
COPT Defense Properties, REIT	101,376	2,740,193
Cousins Properties, Inc., REIT	133,777	4,057,456
Douglas Emmett, Inc., REIT	159,848	2,765,370
Easterly Government Properties, Inc., REIT	92,177	1,038,835
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	1

JPMorgan BetaBuilders MSCI US REIT ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Office — continued
Empire State Realty Trust, Inc., Class A, REIT	138,627	1,285,072
Highwoods Properties, Inc., REIT	95,544	2,783,197
Hudson Pacific Properties, Inc., REIT	183,436	601,670
JBG SMITH Properties, REIT	100,313	1,538,802
Kilroy Realty Corp., REIT	93,626	3,342,448
Paramount Group, Inc., REIT	196,013	884,019
Piedmont Office Realty Trust, Inc., Class A, REIT	131,289	996,484
SL Green Realty Corp., REIT	57,585	3,716,536
Vornado Realty Trust, REIT	141,917	5,966,191
		41,659,689
Regional Malls — 5.2%
CBL & Associates Properties, Inc., REIT	18,917	589,832
Macerich Co. (The), REIT	218,238	3,937,014
Simon Property Group, Inc., REIT	220,678	41,065,969
Tanger, Inc., REIT (a)	93,952	3,330,598
		48,923,413
Shopping Centers — 6.0%
Acadia Realty Trust, REIT	89,788	2,070,511
Alexander's, Inc., REIT	3,108	666,169
Brixmor Property Group, Inc., REIT	257,431	7,197,771
Curbline Properties Corp., REIT	88,909	2,189,829
Federal Realty Investment Trust, REIT	62,695	6,609,307
Kimco Realty Corp., REIT	566,553	12,520,821
Kite Realty Group Trust, REIT	191,463	4,390,246
NETSTREIT Corp., REIT	61,050	913,308
Phillips Edison & Co., Inc., REIT	103,487	3,849,716
Regency Centers Corp., REIT	141,474	10,851,056
Saul Centers, Inc., REIT	18,273	684,324
SITE Centers Corp., REIT	53,464	749,031
Urban Edge Properties, REIT	109,279	2,251,147
Whitestone, REIT	57,405	781,856
		55,725,092
Single Tenant — 6.2%
Agree Realty Corp., REIT	76,656	5,657,213
Essential Properties Realty Trust, Inc., REIT	125,651	4,111,301
Four Corners Property Trust, Inc., REIT	78,203	2,248,336
Getty Realty Corp., REIT (a)	40,576	1,274,086
NNN REIT, Inc., REIT	153,814	6,529,404
Realty Income Corp., REIT	661,624	37,732,417
		57,552,757
INVESTMENTS	SHARES	VALUE($)

Storage — 10.4%
CubeSmart, REIT	191,245	7,894,594
Extra Space Storage, Inc., REIT	175,387	26,757,041
Iron Mountain, Inc., REIT	242,994	22,639,751
National Storage Affiliates Trust, REIT	77,632	2,998,148
Public Storage, REIT	122,694	37,252,352
		97,541,886
Total Common Stocks (Cost $969,714,107)		928,464,804
Short-Term Investments — 1.4%
Investment Companies — 0.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.32% (b) (c) (Cost $4,960,676)	4,960,676	4,960,676
Investment of Cash Collateral from Securities Loaned — 0.9%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (b) (c) (Cost $7,996,508)	7,996,508	7,996,508
Total Short-Term Investments (Cost $12,957,184)		12,957,184
Total Investments — 100.8% (Cost $982,671,291)		941,421,988
Liabilities in Excess of Other Assets — (0.8)%		(7,915,529)
NET ASSETS — 100.0%		933,506,459

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

(a)	The security or a portion of this security is on loan at February 28, 2025. The total value of securities on loan at February 28, 2025 is $8,024,008.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of February 28, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Exchange-Traded Funds	February 28, 2025

Futures contracts outstanding as of February 28, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
DJ US Real Estate Index	126	03/21/2025	USD	4,750,200	269,060

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	3

STATEMENT OF ASSETS AND LIABILITIES
AS OF February 28, 2025

JPMorgan BetaBuilders MSCI US REIT ETF
ASSETS:
Investments in non-affiliates, at value	$928,464,804
Investments in affiliates, at value	4,960,676
Investments of cash collateral received from securities loaned, at value (See Note 2.B.)	7,996,508
Cash	19,892
Deposits at broker for futures contracts	538,000
Receivables:
Investment securities sold	7,722,244
Fund shares sold	112
Dividends from non-affiliates	802,199
Dividends from affiliates	587
Securities lending income (See Note 2.B.)	3,706
Variation margin on futures contracts	43,167
Other assets	84,905
Total Assets	950,636,800
LIABILITIES:
Payables:
Investment securities purchased	8,316,904
Collateral received on securities loaned (See Note 2.B.)	7,996,508
Fund shares redeemed	740,837
Accrued liabilities:
Management fees (See Note 3.A.)	76,092
Total Liabilities	17,130,341
Net Assets	$933,506,459
NET ASSETS:
Paid-in-Capital	$1,046,233,540
Total distributable earnings (loss)	(112,727,081)
Total Net Assets	$933,506,459
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	9,525,000
Net asset value, per share	$98.01
Cost of investments in non-affiliates	$969,714,107
Cost of investments in affiliates	4,960,676
Investment securities on loan, at value (See Note 2.B.)	8,024,008
Cost of investment of cash collateral (See Note 2.B.)	7,996,508
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Exchange-Traded Funds	February 28, 2025

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED February 28, 2025

JPMorgan BetaBuilders MSCI US REIT ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$22,542
Interest income from affiliates	219
Dividend income from non-affiliates	27,543,625
Dividend income from affiliates	230,064
Income from securities lending (net) (See Note 2.B.)	59,194
Other	84,905
Total investment income	27,940,549
EXPENSES:
Management fees (See Note 3.A.)	959,795
Total expenses	959,795
Net investment income (loss)	26,980,754
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(7,901,835)
In-kind redemptions of investments in non-affiliates (See Note 4)	27,979,378
Futures contracts	485,043
Net realized gain (loss)	20,562,586
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	80,095,352
Investments in affiliates	1,700
Futures contracts	225,209
Change in net unrealized appreciation/depreciation	80,322,261
Net realized/unrealized gains (losses)	100,884,847
Change in net assets resulting from operations	$127,865,601
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	5

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

	JPMorgan BetaBuilders MSCI US REIT ETF
	Year Ended February 28, 2025	Year Ended February 29, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$26,980,754	$26,708,687
Net realized gain (loss)	20,562,586	5,989,185
Change in net unrealized appreciation/depreciation	80,322,261	20,180,988
Change in net assets resulting from operations	127,865,601	52,878,860
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(27,912,142)	(29,628,917)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	28,196,103	40,742,629
NET ASSETS:
Change in net assets	128,149,562	63,992,572
Beginning of period	805,356,897	741,364,325
End of period	$933,506,459	$805,356,897
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$222,731,624	$197,506,477
Cost of shares redeemed	(194,535,521)	(156,763,848)
Total change in net assets resulting from capital transactions	$28,196,103	$40,742,629
SHARE TRANSACTIONS:
Issued	2,350,000	2,450,000
Redeemed	(2,050,000)	(1,850,000)
Net increase in shares from share transactions	300,000	600,000
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Exchange-Traded Funds	February 28, 2025

THIS PAGE IS INTENTIONALLY LEFT BLANK

7

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan BetaBuilders MSCI US REIT ETF
Year Ended February 28, 2025	$87.30	$2.86	$10.83	$13.69	$(2.98)
Year Ended February 29, 2024	85.96	2.94	1.69	4.63	(3.29)
Year Ended February 28, 2023	99.98	2.75	(14.63)	(11.88)	(2.14)
Year Ended February 28, 2022	82.46	1.93	17.48	19.41	(1.89)
Year Ended February 28, 2021	82.62	2.07	0.28 (c)	2.35	(2.51)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)
Calculation of the net realized and unrealized gains (losses) per share does not correlate with the Fund’s net realized and unrealized gains (losses) presented in the Statement of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund’s investments.

SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Exchange-Traded Funds	February 28, 2025

		Ratios/Supplemental data
					Ratios to average net assets
Net asset value, end of period	Market price, end of period	Total return(b)	Market price total return	Net assets, end of period	Net expenses	Net investment income (loss)	Portfolio turnover rate

$98.01	$97.92	15.96%	15.97%	$933,506,459	0.11%	3.07%	8%
87.30	87.21	5.61	5.46	805,356,897	0.11	3.54	4
85.96	85.99	(11.84)	(11.85)	741,364,325	0.11	3.03	8
99.98	100.02	23.55	23.45	1,357,276,384	0.11	1.96	5
82.46	82.56	3.37	3.36	944,122,915	0.11	2.82	7
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	9

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025
1. Organization
J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) was formed on February 25, 2010, and is governed by a Declaration of Trust as amended and restated February 19, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. JPMorgan BetaBuilders MSCI US REIT ETF (the “Fund”) is a separate diversified series of the Trust covered in this report.
The investment objective of the Fund is to seek investment results that closely correspond, before fees and expenses, to the performance of the MSCI US REIT Custom Capped Index.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Fund.
Shares of the Fund are listed and traded at market price on the Cboe BZX Exchange, Inc. Market prices for the Fund’s shares may be different from its net asset value (“NAV”). The Fund issues and redeems its shares on a continuous basis, through JPMorgan Distribution Services, Inc. (the “Distributor” or “JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, at NAV in large blocks of shares, referred to as “Creation Units". Creation Units are issued and redeemed in exchange for a basket of securities and/or cash. Shares are generally traded in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Only individuals or institutions that have entered into an authorized participant agreement with the Distributor may do business directly with the Fund (each, an “Authorized Participant”).
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission (“SEC”) Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the NAV of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).

10	J.P. Morgan Exchange-Traded Funds	February 28, 2025

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$941,421,988	$—	$—	$941,421,988
Appreciation in Other Financial Instruments
Futures Contracts (a)	$269,060	$—	$—	$269,060

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Securities Lending — The Fund is authorized to engage in securities lending in order to generate additional income. The Fund is able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Fund, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Fund retains the interest earned on cash collateral investments but is required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Fund). Upon termination of a loan, the Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Fund or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statement of Operations as Income from securities lending (net). The Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statement of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statement of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statement of Assets and Liabilities and details of collateral investments are disclosed on the SOI.
The Fund bears the risk of loss associated with the collateral investments and is not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security. Upon termination of a loan, the Fund may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
The following table presents the Fund's value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Fund as of February 28, 2025.
Investment Securities on Loan, at value, Presented on the Statement of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
$8,024,008	$(7,996,508)**	$27,500

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
**	Subsequent to February 28, 2025, additional collateral was received from borrowers.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	11

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025 (continued)
JPMIM voluntarily waived management fees charged to the Fund to reduce the impact of the cash collateral investment in the JPMorgan U.S. Government Money Market Fund from 0.13% to 0.06%. For the year ended February 28, 2025, JPMIM waived fees associated with the Fund's investment in the JPMorgan U.S. Government Money Market Fund. The amount of this waiver was $918.
The above waiver is included in the determination of earnings on cash collateral investment and in the calculation of Citibank’s compensation and is included on the Statement of Operations as Income from securities lending (net).
C. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. For the purposes of the financial statements, the Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the year ended February 28, 2025
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2025	Shares at February 28, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (a) (b)	$17,005,199	$31,718,086	$40,722,577	$(5,900)*	$1,700	$7,996,508	7,996,508	$521,870 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.32% (a) (b)	2,746,649	21,056,666	23,803,315	—	—	—	—	69,655 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.32% (a) (b)	1,720,296	66,939,860	63,699,480	—	—	4,960,676	4,960,676	230,064	—
Total	$21,472,144	$119,714,612	$128,225,372	$(5,900)	$1,700	$12,957,184		$821,589	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2025.
*	Amount is included on the Statement of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).
D. Futures Contracts— The Fund used index futures contracts to gain or reduce exposure to the stock market, or maintain liquidity or minimize transaction costs. The Fund also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statement of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statement of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOI, while cash deposited, which is considered restricted, is recorded on the Statement of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statement of Assets and Liabilities.
The use of futures contracts exposes the Fund to equity price risk. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

12	J.P. Morgan Exchange-Traded Funds	February 28, 2025

The table below discloses the volume of the Fund's futures contracts activity during the year ended February 28, 2025:

Futures Contracts:
Average Notional Balance Long	$5,238,211
Ending Notional Balance Long	4,750,200
E. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Dividend income is recorded on the ex-dividend date or when the Fund first learns of the dividend.
To the extent such information is publicly available, the Fund records distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of the components of distributions (and consequently its net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
F. Federal Income Taxes— The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund's tax positions for all open tax years and has determined that as of February 28, 2025, no liability for Federal income tax is required in the Fund's financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
G. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least quarterly. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
The following amounts were reclassified within the capital accounts:
Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
$25,324,518	$(17,890)	$(25,306,628)
The reclassifications for the Fund relate primarily to redemptions in-kind.
H. Segment Reporting — The Fund adopted FASB Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The adoption of this new standard impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Fund and the Fund's chief executive officer and chief financial officer act as the Fund's CODM. The Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
I. Recent Accounting Pronouncement — In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09 (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.
3. Fees and Other Transactions with Affiliates
A. Management Fee— JPMIM manages the investments of the Fund pursuant to the Management Agreement. For such services, JPMIM is paid a fee, which is accrued daily and paid no more frequently than monthly at an annual rate of 0.11% of the Fund's average daily net assets.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	13

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025 (continued)
Under the Management Agreement, JPMIM is responsible for substantially all expenses of the Fund, (including expenses of the Trust relating to the Fund), except for the management fee, payments under the Fund's 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the Adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. Additionally, the Fund is responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with the Fund’s securities lending program, if applicable. For the avoidance of doubt, the Adviser’s payment of such expenses may be accomplished through the Fund’s payment of such expenses and a corresponding reduction in the fee payable to the Adviser, provided, however, that if the amount of expenses paid by the Fund exceeds the fee payable to the Adviser, the Adviser will reimburse the Fund for such amount.
B. Administration Fee— JPMIM provides administration services to the Fund. Pursuant to the Management Agreement for the Fund, JPMIM is compensated as described in Note 3.A.
JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Fund's sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the management fees payable to JPMIM.
C. Custodian, Accounting and Transfer Agent Fees— JPMCB provides custody, accounting and transfer agency services to the Fund. For performing these services, JPMIM pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses.
Additionally, Authorized Participants generally pay transaction fees associated with the creation and redemption of Fund shares. These fees are paid to JPMIM to offset certain custodian charges that are covered by the Management Agreement.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statement of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statement of Operations.
D. Distribution Services— The Distributor or its agent distributes Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Fund. JPMDS receives no fees for their distribution services under the distribution agreement with the Trust (the “Distribution Agreement”). Although the Trust does not pay any fees under the Distribution Agreement, JPMIM pays JPMDS for certain distribution related services.
E. Waivers and Reimbursements— The Fund may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The fees for the affiliated money market funds, except for investments of securities lending cash collateral, are covered under the Management Agreement as described in Note 3.A.
F. Other— Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers receive no compensation from the Fund for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Fund pursuant to Rule 38a-1 under the 1940 Act. The fees associated with the office of the Chief Compliance Officer are paid for by JPMIM as described in Note 3.A.
The SEC has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the year ended February 28, 2025, purchases and sales of investments (excluding short-term investments) were as follows:
Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
$73,131,677	$66,004,433
During the year ended February 28, 2025, there were no purchases or sales of U.S. Government securities.
For the year ended February 28, 2025, in-kind transactions associated with creations and redemptions were as follows:
In-Kind Purchases	In-Kind Sales
$214,701,163	$187,837,792
During the year ended February 28, 2025, the Fund delivered portfolio securities for the redemption of Fund shares (in-kind redemptions). Cash and portfolio securities were transferred for redemptions at fair value. For financial reporting purposes, the Fund recorded net realized gains and losses in connection with each in-kind redemption transaction.

14	J.P. Morgan Exchange-Traded Funds	February 28, 2025

5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at February 28, 2025 were as follows:
Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$990,060,625	$67,328,371	$115,697,948	$(48,369,577)
The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to wash sale loss deferrals.
The tax character of distributions paid during the year ended February 28, 2025 was as follows:
Ordinary Income*	Total Distributions Paid
$27,912,142	$27,912,142

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
The tax character of distributions paid during the year ended February 29, 2024 was as follows:
Ordinary Income*	Total Distributions Paid
$29,628,917	$29,628,917

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
As of February 28, 2025, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:
Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
$3,421,616	$(63,068,259)	$(48,369,577)

The cumulative timing differences primarily consist of wash sale loss deferrals.
As of February 28, 2025, the Fund had net capital loss carryforwards, which are available to offset future realized gains as follows:
Capital Loss Carryforward Character
Short-Term	Long-Term
$33,344,730	$29,723,529
Net capital losses (gains) incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended February 28, 2025, the Fund deferred to March 1, 2025 the following net capital losses (gains) of:
Net Capital Losses (Gains)
Short-Term	Long-Term
$(717,394)	$5,386,810

February 28, 2025	J.P. Morgan Exchange-Traded Funds	15

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025 (continued)
During the year ended February 28, 2025, the Fund utilized capital loss carryforwards as follows:
Capital Loss Utilized
Short-Term
$612,523
6. Capital Share Transactions
The Trust issues and redeems shares of the Fund only in Creation Units through the Distributor at NAV. Capital shares transactions detail can be found in the Statements of Changes in Net Assets.
Shares of the Fund may only be purchased or redeemed by Authorized Participants. Such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Fund's shares outstanding and act as executing or clearing broker for investment transactions on behalf of the Fund. An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”); or (2) a DTC Participant; which, in either case, must have executed an agreement with the Distributor.
7. Borrowings
Effective November 1, 2022, the Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because the Fund and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Fund had no borrowings outstanding from another fund, or loans outstanding to another fund, during the year ended February 28, 2025.
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 28, 2025.
The Fund had no borrowings outstanding from the unsecured, uncommitted credit facility during the year ended February 28, 2025.
Effective August 8, 2023, the Trust, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), has entered into an existing joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. Although the Trust was effectively part of the Credit Facility as of August 8, 2023, it was not eligible to draw on the Credit Facility, and did not incur costs associated with being a part of the Credit Facility up through May 30, 2024.
This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater of the federal funds effective rate or the one-month Adjusted Secured Overnight Financing Rate (SOFR).
The Fund did not utilize the Credit Facility during the period March 1, 2024 through May 30, 2024.
Effective May 31, 2024, the Fund is no longer part of the Credit Facility.
8. Risks, Concentrations and Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

16	J.P. Morgan Exchange-Traded Funds	February 28, 2025

As of February 28, 2025, JPMorgan SmartRetirement Funds and JPMorgan SmartRetirement Blend Funds, which are affiliated funds of funds, each owned in the aggregate, shares representing more than 10% of the net assets of the Fund as follows:
JPMorgan SmartRetirement Funds	JPMorgan SmartRetirement Blend Funds
10.1%	29.3%
Significant shareholder transactions by these shareholders may impact the Fund's performance and liquidity.
Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accordingly.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in shares trading significantly above (at a premium) or below (at a discount) to the NAV or to the intraday value of the Fund’s holdings. During such periods, investors may incur significant losses if shares are sold.
The Fund may not track the return of its underlying index for a number of reasons and therefore may not achieve its investment objective. For example, the Fund incurs a number of operating expenses not applicable to its underlying index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the underlying index. In addition, the Fund’s return may differ from the return of its underlying index as a result of, among other things, pricing differences and the inability to purchase certain securities included in the underlying index due to regulatory or other restrictions. To the extent of the previously outlined items, the Fund’s return may differ from the return of the underlying index.
Because the Fund invests in Real Estate Investment Trusts (“REITs”), the Fund may be subject to certain risks similar to those associated with direct investments in real estate. REITs may be affected by changes in the value of their underlying properties and by defaults by tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareholders, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Underlying Index or in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	17

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of J.P. Morgan Exchange-Traded Fund Trust and Shareholders of JPMorgan BetaBuilders MSCI US REIT ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of JPMorgan BetaBuilders MSCI US REIT ETF (one of the funds constituting J.P. Morgan Exchange-Traded Fund Trust, referred to hereafter as the “Fund”) as of February 28, 2025, the related statement of operations for the year ended February 28, 2025, the statement of changes in net assets for each of the two years in the period ended February 28, 2025, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2025 and the financial highlights for each of the five years in the period ended February 28, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
New York, New York
April 29, 2025
We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

18	J.P. Morgan Exchange-Traded Funds	February 28, 2025

TAX LETTER
(Unaudited)
Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Fund's income and distributions for the taxable year ended February 28, 2025. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2025. The information necessary to complete your income tax returns for the calendar year ending December 31, 2025 will be provided under separate cover.
Section 199A Income
The Fund had the following amount, or maximum allowable amount, of ordinary income distributions treated as section 199A dividends for the fiscal year ended February 28, 2025.
Qualified Business Income
JPMorgan BetaBuilders MSCI US REIT ETF	$25,208,966

February 28, 2025	J.P. Morgan Exchange-Traded Funds	19

J.P. Morgan Exchange-Traded Funds are distributed by JPMorgan Distribution Services, Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact J.P. Morgan Exchange-Traded Funds at 1-844-457-6383 (844-4JPM ETF) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risks as well as charges and expenses of the fund before investing. The prospectus contains this and other information about the fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2025. All rights reserved. February 2025.
AN-RETF-225

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund's Financial Statements.
Statement Regarding Basis for Approval of Management Agreement
Not applicable.

Annual Financial Statements
J.P. Morgan Exchange-Traded Funds
February 28, 2025
Fund	Ticker	Listing Exchange
JPMorgan Inflation Managed Bond ETF	JCPI	Cboe BZX Exchange, Inc.
JPMorgan Realty Income ETF	JPRE	NYSE Arca, Inc.

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Exchange-Traded Funds at (844) 457-6383 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.
Shares are bought and sold throughout the day on an exchange at market price (not at net asset value) through a brokerage account, and are not individually subscribed and redeemed from a Fund. Shares may only be subscribed and redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — 33.6%
U.S. Treasury Inflation Linked Notes
0.13%, 4/15/2026 (a)	17,889,284	17,709,357
0.13%, 7/15/2026	16,238,368	16,102,771
U.S. Treasury Notes
0.75%, 3/31/2026	81,020,000	78,171,640
4.88%, 10/31/2028 (a)	65,790,000	67,732,861
4.63%, 2/15/2035	45,760,000	47,340,150
Total U.S. Treasury Obligations (Cost $225,872,174)		227,056,779
Corporate Bonds — 28.6%
Aerospace & Defense — 0.8%
BAE Systems plc (United Kingdom) 3.40%, 4/15/2030 (b)	400,000	374,853
Boeing Co. (The)
2.75%, 2/1/2026	782,000	767,186
3.10%, 5/1/2026	931,000	914,258
6.39%, 5/1/2031	414,000	441,079
6.53%, 5/1/2034	88,000	94,270
L3Harris Technologies, Inc. 3.85%, 12/15/2026	425,000	420,049
Leidos, Inc. 2.30%, 2/15/2031	767,000	660,638
RTX Corp. 5.75%, 1/15/2029	1,600,000	1,664,761
		5,337,094
Automobiles — 0.4%
Hyundai Capital America
3.00%, 2/10/2027 (b)	903,000	874,308
2.38%, 10/15/2027 (b)	919,000	866,285
1.80%, 1/10/2028 (b)	100,000	92,159
Stellantis Finance US, Inc. 2.69%, 9/15/2031 (b)	678,000	571,565
		2,404,317
Banks — 8.8%
ABN AMRO Bank NV (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (b) (c)	900,000	829,450
AIB Group plc (Ireland)
(SOFR + 2.33%), 6.61%, 9/13/2029 (b) (c)	264,000	279,483
(SOFR + 1.91%), 5.87%, 3/28/2035 (b) (c)	200,000	205,467
Australia & New Zealand Banking Group Ltd. (Australia) 4.40%, 5/19/2026 (b) (d)	1,550,000	1,545,228
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (c)	200,000	191,236
2.75%, 12/3/2030	1,600,000	1,397,371
Bank of America Corp.
(SOFR + 1.15%), 1.32%, 6/19/2026 (c)	21,000	20,792
Series N, (SOFR + 0.91%), 1.66%, 3/11/2027 (c)	178,000	172,833
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
(3-MONTH CME TERM SOFR + 1.84%), 3.82%, 1/20/2028 (c)	937,000	923,740
(SOFR + 1.63%), 5.20%, 4/25/2029 (c)	1,947,000	1,974,485
(SOFR + 1.53%), 1.90%, 7/23/2031 (c)	2,827,000	2,430,534
(SOFR + 1.65%), 5.47%, 1/23/2035 (c)	1,707,000	1,735,933
Bank of Ireland Group plc (Ireland) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (b) (c)	1,725,000	1,653,754
Bank of Montreal (Canada)
2.65%, 3/8/2027	40,000	38,719
(SOFR + 1.25%), 4.64%, 9/10/2030 (c)	422,000	419,736
Banque Federative du Credit Mutuel SA (France) 5.54%, 1/22/2030 (b)	850,000	874,144
Barclays plc (United Kingdom)
(SOFR + 1.88%), 6.50%, 9/13/2027 (c)	899,000	921,862
(SOFR + 1.74%), 5.69%, 3/12/2030 (c)	400,000	410,015
(SOFR + 1.23%), 5.37%, 2/25/2031 (c)	360,000	364,190
(SOFR + 2.98%), 6.22%, 5/9/2034 (c)	300,000	315,823
BNP Paribas SA (France)
(SOFR + 2.07%), 2.22%, 6/9/2026 (b) (c)	500,000	496,496
(SOFR + 1.23%), 2.59%, 1/20/2028 (b) (c)	300,000	288,401
(SOFR + 1.28%), 5.28%, 11/19/2030 (b) (c)	750,000	757,809
(SOFR + 1.62%), 5.79%, 1/13/2033 (b) (c)	450,000	461,461
BPCE SA (France)
(SOFR + 1.09%), 2.05%, 10/19/2027 (b) (c)	2,214,000	2,117,353
(SOFR + 1.31%), 2.28%, 1/20/2032 (b) (c)	1,194,000	1,010,383
Citibank NA 5.80%, 9/29/2028	1,200,000	1,249,836
Citigroup, Inc.
(SOFR + 0.77%), 1.12%, 1/28/2027 (c)	1,056,000	1,022,937
4.45%, 9/29/2027	472,000	469,012
(3-MONTH CME TERM SOFR + 1.82%), 3.89%, 1/10/2028 (c)	90,000	88,823
(SOFR + 1.17%), 2.56%, 5/1/2032 (c)	1,300,000	1,128,135
(SOFR + 1.35%), 3.06%, 1/25/2033 (c)	450,000	395,271
Cooperatieve Rabobank UA (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.98%, 12/15/2027 (b) (c)	750,000	716,000
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.56%, 2/28/2029 (b) (c)	250,000	256,024
Credit Agricole SA (France)
(SOFR + 1.68%), 1.91%, 6/16/2026 (b) (c)	1,500,000	1,487,879
(SOFR + 1.13%), 5.23%, 1/9/2029 (b) (c)	423,000	428,042
(SOFR + 1.69%), 5.34%, 1/10/2030 (b) (c)	377,000	383,068
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	1

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (b) (c)	407,000	419,171
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.93%), 5.02%, 3/4/2031 (b) (c)	320,000	320,581
Discover Bank 3.45%, 7/27/2026	447,000	439,268
DNB Bank ASA (Norway) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.61%, 3/30/2028 (b) (c)	1,000,000	940,503
Fifth Third Bancorp
3.95%, 3/14/2028	600,000	588,657
(SOFR + 1.84%), 5.63%, 1/29/2032 (c)	66,000	67,962
Fifth Third Bank NA 2.25%, 2/1/2027	250,000	240,230
HSBC Holdings plc (United Kingdom)
(3-MONTH CME TERM SOFR + 1.61%), 4.29%, 9/12/2026 (c)	1,250,000	1,247,061
(SOFR + 1.73%), 2.01%, 9/22/2028 (c)	300,000	279,935
(3-MONTH CME TERM SOFR + 1.87%), 3.97%, 5/22/2030 (c)	1,040,000	998,540
(SOFR + 2.39%), 2.85%, 6/4/2031 (c)	1,141,000	1,023,562
Huntington Bancshares, Inc. (SOFR + 1.28%), 5.27%, 1/15/2031 (c)	500,000	506,567
ING Groep NV (Netherlands) (SOFR + 1.01%), 1.73%, 4/1/2027 (c)	880,000	853,797
KeyBank NA 3.30%, 6/1/2025	250,000	249,000
KeyCorp (SOFRINDX + 1.23%), 5.12%, 4/4/2031 (c)	326,000	327,617
Lloyds Banking Group plc (United Kingdom) 3.75%, 1/11/2027	469,000	462,003
Mitsubishi UFJ Financial Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 2.34%, 1/19/2028 (c)	600,000	575,966
Mizuho Financial Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.12%), 5.38%, 5/26/2030 (c)	1,950,000	1,990,358
National Bank of Canada (Canada) 5.60%, 12/18/2028	400,000	413,011
NatWest Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.64%, 6/14/2027 (c)	286,000	275,336
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.78%, 3/1/2035 (c)	320,000	328,994
PNC Financial Services Group, Inc. (The)
(SOFRINDX + 1.09%), 4.76%, 1/26/2027 (c)	573,000	573,480
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
(SOFR + 1.34%), 5.30%, 1/21/2028 (c)	340,000	344,658
(SOFR + 1.07%), 5.22%, 1/29/2031 (c)	350,000	356,186
Santander UK Group Holdings plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (c)	1,200,000	1,182,235
(SOFR + 2.75%), 6.83%, 11/21/2026 (c)	200,000	202,797
(SOFR + 2.60%), 6.53%, 1/10/2029 (c)	750,000	781,318
Societe Generale SA (France)
4.25%, 4/14/2025 (b)	400,000	399,648
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (b) (c)	3,337,000	3,208,862
Standard Chartered plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.45%), 5.91%, 5/14/2035 (b) (c)	630,000	648,163
Sumitomo Mitsui Financial Group, Inc. (Japan) 1.90%, 9/17/2028	1,500,000	1,368,157
Toronto-Dominion Bank (The) (Canada) 1.15%, 6/12/2025	40,000	39,619
Truist Bank 3.30%, 5/15/2026	1,000,000	985,282
Truist Financial Corp.
(SOFR + 2.45%), 7.16%, 10/30/2029 (c)	275,000	296,173
(SOFR + 1.62%), 5.44%, 1/24/2030 (c)	500,000	509,902
UniCredit SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (b) (c)	835,000	806,144
(USD ICE Swap Rate 5 Year + 3.70%), 5.86%, 6/19/2032 (b) (c)	600,000	603,147
US Bancorp
(SOFR + 1.56%), 5.38%, 1/23/2030 (c)	125,000	127,593
(SOFR + 1.86%), 5.68%, 1/23/2035 (c)	127,000	130,522
(SOFR + 1.41%), 5.42%, 2/12/2036 (c)	500,000	506,008
Wachovia Corp. 7.57%, 8/1/2026 (e)	366,000	380,697
Wells Fargo & Co.
(SOFR + 2.10%), 2.39%, 6/2/2028 (c)	700,000	666,181
(SOFR + 1.50%), 5.20%, 1/23/2030 (c)	3,056,000	3,099,260
(3-MONTH CME TERM SOFR + 1.43%), 2.88%, 10/30/2030 (c)	637,000	585,237
		59,811,113
Biotechnology — 0.3%
AbbVie, Inc.
3.20%, 11/21/2029	1,000,000	941,835
5.05%, 3/15/2034	245,000	247,609
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Biotechnology — continued
Amgen, Inc. 5.25%, 3/2/2030	200,000	204,533
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	481,000	409,775
		1,803,752
Broadline Retail — 0.0% ^
eBay, Inc. 2.60%, 5/10/2031	50,000	44,096
Capital Markets — 2.3%
Brookfield Finance, Inc. (Canada) 4.25%, 6/2/2026	362,000	360,946
Deutsche Bank AG (Germany)
(SOFR + 2.52%), 7.15%, 7/13/2027 (c)	190,000	195,881
(SOFR + 1.32%), 2.55%, 1/7/2028 (c)	1,450,000	1,394,309
(SOFR + 1.72%), 3.04%, 5/28/2032 (c)	1,126,000	990,349
Goldman Sachs Group, Inc. (The)
4.25%, 10/21/2025	237,000	236,193
3.50%, 11/16/2026	1,985,000	1,953,099
(SOFR + 1.09%), 1.99%, 1/27/2032 (c)	512,000	434,491
(SOFR + 1.28%), 2.62%, 4/22/2032 (c)	2,050,000	1,790,458
Macquarie Group Ltd. (Australia)
(3-MONTH SOFR + 1.75%), 5.03%, 1/15/2030 (b) (c)	200,000	201,352
(SOFR + 2.30%), 6.26%, 12/7/2034 (b) (c)	300,000	322,037
Morgan Stanley
(SOFR + 1.99%), 2.19%, 4/28/2026 (c)	40,000	39,844
4.35%, 9/8/2026	1,163,000	1,159,001
(SOFR + 1.45%), 5.17%, 1/16/2030 (c)	3,340,000	3,385,212
(SOFR + 1.02%), 1.93%, 4/28/2032 (c)	110,000	92,382
Nasdaq, Inc. 5.55%, 2/15/2034	121,000	125,397
Nomura Holdings, Inc. (Japan)
2.33%, 1/22/2027	1,000,000	958,047
2.68%, 7/16/2030	753,000	672,046
UBS Group AG (Switzerland)
(SOFR + 2.04%), 2.19%, 6/5/2026 (b) (c)	250,000	248,401
(SOFRINDX + 0.98%), 1.31%, 2/2/2027 (b) (c)	900,000	872,905
		15,432,350
Chemicals — 0.2%
Albemarle Corp. 5.05%, 6/1/2032	540,000	524,467
RPM International, Inc. 2.95%, 1/15/2032	438,000	386,360
Westlake Corp. 3.60%, 8/15/2026	400,000	394,574
		1,305,401
Construction & Engineering — 0.1%
Quanta Services, Inc.
2.35%, 1/15/2032	446,000	376,437
5.25%, 8/9/2034	188,000	186,583
		563,020
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Construction Materials — 0.0% ^
Martin Marietta Materials, Inc. Series CB, 2.50%, 3/15/2030	40,000	35,968
Consumer Finance — 2.0%
AerCap Ireland Capital DAC (Ireland)
2.45%, 10/29/2026	1,554,000	1,498,497
3.00%, 10/29/2028	1,835,000	1,723,440
Aircastle Ltd. 5.25%, 3/15/2030 (b)	160,000	160,712
American Express Co.
(SOFR + 1.33%), 6.34%, 10/30/2026 (c)	490,000	495,552
(SOFR + 0.93%), 5.04%, 7/26/2028 (c)	125,000	126,388
(SOFRINDX + 1.02%), 5.09%, 1/30/2031 (c)	155,000	156,930
Avolon Holdings Funding Ltd. (Ireland)
2.13%, 2/21/2026 (b)	692,000	673,351
4.25%, 4/15/2026 (b)	832,000	825,477
4.38%, 5/1/2026 (b)	1,063,000	1,056,122
2.53%, 11/18/2027 (b)	4,543,000	4,248,659
Capital One Financial Corp.
(SOFR + 1.56%), 5.46%, 7/26/2030 (c)	500,000	509,721
(SOFR + 1.27%), 2.62%, 11/2/2032 (c)	709,000	605,914
General Motors Financial Co., Inc. 2.35%, 1/8/2031	940,000	800,289
Macquarie Airfinance Holdings Ltd. (United Kingdom)
6.40%, 3/26/2029 (b)	37,000	38,324
6.50%, 3/26/2031 (b)	600,000	626,756
Mitsubishi HC Finance America LLC (Japan) 5.81%, 9/12/2028 (b)	200,000	206,657
		13,752,789
Consumer Staples Distribution & Retail — 0.0% ^
Kroger Co. (The) 5.00%, 9/15/2034	285,000	281,101
Containers & Packaging — 0.1%
Graphic Packaging International LLC 1.51%, 4/15/2026 (b)	453,000	435,679
Smurfit Westrock Financing DAC (Ireland) 5.42%, 1/15/2035 (b)	237,000	240,562
Sonoco Products Co. 5.00%, 9/1/2034	108,000	104,677
WRKCo, Inc. 4.90%, 3/15/2029	150,000	150,679
		931,597
Diversified REITs — 0.3%
Safehold GL Holdings LLC 2.80%, 6/15/2031	682,000	599,098
Simon Property Group LP 2.45%, 9/13/2029	200,000	182,895
WP Carey, Inc.
2.40%, 2/1/2031	800,000	694,134
2.25%, 4/1/2033	893,000	720,655
		2,196,782
Diversified Telecommunication Services — 0.6%
AT&T, Inc. 1.65%, 2/1/2028	1,081,000	996,608
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	3

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
NBN Co. Ltd. (Australia) 2.63%, 5/5/2031 (b)	1,100,000	980,497
Sprint Capital Corp. 6.88%, 11/15/2028	155,000	165,790
Verizon Communications, Inc.
1.68%, 10/30/2030	1,070,000	909,011
4.78%, 2/15/2035 (b)	770,000	751,874
		3,803,780
Electric Utilities — 2.5%
Alabama Power Co. 5.85%, 11/15/2033	500,000	527,807
American Electric Power Co., Inc. 5.63%, 3/1/2033	100,000	102,763
Atlantic City Electric Co. 4.00%, 10/15/2028	20,000	19,667
Baltimore Gas and Electric Co. 5.30%, 6/1/2034	450,000	457,686
CenterPoint Energy Houston Electric LLC Series AA, 3.00%, 2/1/2027	310,000	301,674
Cleveland Electric Illuminating Co. (The)
3.50%, 4/1/2028 (b)	386,000	371,301
4.55%, 11/15/2030 (b)	290,000	283,020
Connecticut Light and Power Co. (The) Series A, 3.20%, 3/15/2027	20,000	19,519
DTE Electric Co. 3.38%, 3/1/2025	100,000	100,000
Duke Energy Carolinas LLC 6.45%, 10/15/2032	50,000	54,919
Duke Energy Corp. 5.45%, 6/15/2034	550,000	560,622
Duke Energy Indiana LLC 5.25%, 3/1/2034	550,000	559,217
Duke Energy Ohio, Inc. 5.25%, 4/1/2033	73,000	74,384
Duquesne Light Holdings, Inc.
2.53%, 10/1/2030 (b)	421,000	371,082
2.78%, 1/7/2032 (b)	554,000	474,328
Edison International 5.25%, 11/15/2028	750,000	731,775
Entergy Louisiana LLC 1.60%, 12/15/2030	100,000	84,216
Evergy, Inc. 2.90%, 9/15/2029	418,000	385,891
Fells Point Funding Trust 3.05%, 1/31/2027 (b)	864,000	835,667
FirstEnergy Pennsylvania Electric Co. 3.25%, 3/15/2028 (b)	256,000	246,425
Florida Power & Light Co. 5.30%, 6/15/2034	1,000,000	1,025,127
Fortis, Inc. (Canada) 3.06%, 10/4/2026	821,000	801,011
Georgia Power Co. 4.85%, 3/15/2031	550,000	552,188
Interstate Power and Light Co.
4.10%, 9/26/2028	30,000	29,526
4.95%, 9/30/2034	142,000	139,620
ITC Holdings Corp. 2.95%, 5/14/2030 (b)	251,000	228,802
Kentucky Utilities Co. 3.30%, 10/1/2025	200,000	198,327
NextEra Energy Capital Holdings, Inc.
2.25%, 6/1/2030	200,000	176,109
5.30%, 3/15/2032	600,000	608,632
Niagara Mohawk Power Corp. 1.96%, 6/27/2030 (b)	500,000	434,475
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Electric Utilities — continued
NRG Energy, Inc. 2.45%, 12/2/2027 (b)	805,000	754,302
Pacific Gas and Electric Co.
2.95%, 3/1/2026	458,000	449,770
4.55%, 7/1/2030	1,278,999	1,237,334
5.70%, 3/1/2035	571,000	578,211
PG&E Wildfire Recovery Funding LLC Series A-2, 4.26%, 6/1/2036	848,000	802,587
Potomac Electric Power Co. 5.20%, 3/15/2034	172,000	173,774
Public Service Co. of Oklahoma 5.20%, 1/15/2035	123,000	121,614
SCE Recovery Funding LLC Series A-2, 1.94%, 5/15/2038	285,000	216,602
Southern Co. (The) 5.70%, 3/15/2034	207,000	214,407
Southwestern Electric Power Co. Series M, 4.10%, 9/15/2028	810,000	795,988
Tampa Electric Co. 4.90%, 3/1/2029	274,000	276,657
Virginia Electric and Power Co. Series A, 3.50%, 3/15/2027	210,000	206,262
Vistra Operations Co. LLC 5.70%, 12/30/2034 (b)	140,000	140,684
Wisconsin Electric Power Co. 3.10%, 6/1/2025	400,000	398,557
		17,122,529
Electrical Equipment — 0.0% ^
Eaton Corp. 3.10%, 9/15/2027	50,000	48,513
Energy Equipment & Services — 0.0% ^
Halliburton Co. 2.92%, 3/1/2030	200,000	183,958
Schlumberger Holdings Corp. 3.90%, 5/17/2028 (b)	39,000	38,240
		222,198
Entertainment — 0.0% ^
Take-Two Interactive Software, Inc. 5.60%, 6/12/2034	314,000	323,828
Financial Services — 0.6%
Corebridge Financial, Inc. 3.65%, 4/5/2027	300,000	294,378
Fiserv, Inc. 5.35%, 3/15/2031	850,000	872,860
Global Payments, Inc.
2.15%, 1/15/2027	901,000	860,236
3.20%, 8/15/2029	200,000	186,473
LSEGA Financing plc (United Kingdom) 2.00%, 4/6/2028 (b)	890,000	822,911
Nationwide Building Society (United Kingdom)
4.85%, 7/27/2027 (b)	300,000	302,338
5.13%, 7/29/2029 (b)	445,000	450,282
		3,789,478
Food Products — 0.3%
Bimbo Bakeries USA, Inc. (Mexico) 6.05%, 1/15/2029 (b)	500,000	517,705
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Food Products — continued
Bunge Ltd. Finance Corp. 4.20%, 9/17/2029	550,000	540,089
General Mills, Inc. 4.95%, 3/29/2033	151,000	150,173
J M Smucker Co. (The) 6.20%, 11/15/2033	264,000	282,629
Mead Johnson Nutrition Co. (United Kingdom) 4.13%, 11/15/2025	89,000	88,704
The Campbell's Co. 5.40%, 3/21/2034	164,000	166,755
		1,746,055
Gas Utilities — 0.0% ^
ONE Gas, Inc. 2.00%, 5/15/2030	248,000	217,968
Ground Transportation — 0.4%
Canadian Pacific Railway Co. (Canada) 2.05%, 3/5/2030	200,000	177,524
Penske Truck Leasing Co. LP
5.75%, 5/24/2026 (b)	219,000	221,582
5.55%, 5/1/2028 (b)	1,218,000	1,245,458
Triton Container International Ltd. (Bermuda) 2.05%, 4/15/2026 (b)	637,000	615,119
Uber Technologies, Inc. 4.80%, 9/15/2034	134,000	130,638
		2,390,321
Health Care Equipment & Supplies — 0.1%
Zimmer Biomet Holdings, Inc. 5.50%, 2/19/2035	579,000	593,149
Health Care Providers & Services — 0.6%
Cencora, Inc. 5.15%, 2/15/2035	151,000	150,884
CommonSpirit Health
3.35%, 10/1/2029	455,000	429,156
2.78%, 10/1/2030	171,000	153,376
CVS Health Corp. 1.88%, 2/28/2031	581,000	483,685
HCA, Inc.
4.13%, 6/15/2029	764,000	741,333
3.50%, 9/1/2030	500,000	464,809
2.38%, 7/15/2031	700,000	596,721
Humana, Inc. 3.95%, 3/15/2027	292,000	287,947
Quest Diagnostics, Inc.
3.45%, 6/1/2026	300,000	296,556
2.95%, 6/30/2030	93,000	85,325
2.80%, 6/30/2031	287,000	255,461
		3,945,253
Health Care REITs — 0.7%
Alexandria Real Estate Equities, Inc. 3.38%, 8/15/2031	883,000	808,490
DOC DR LLC 2.63%, 11/1/2031	409,000	354,160
Healthcare Realty Holdings LP
3.10%, 2/15/2030	469,000	429,173
2.00%, 3/15/2031	429,000	361,353
Healthpeak OP LLC 2.13%, 12/1/2028	470,000	429,517
Sabra Health Care LP 3.20%, 12/1/2031	1,040,000	914,720
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Health Care REITs — continued
Ventas Realty LP
4.13%, 1/15/2026	45,000	44,753
3.25%, 10/15/2026	529,000	517,791
Welltower OP LLC 2.75%, 1/15/2032	904,000	787,949
		4,647,906
Hotels, Restaurants & Leisure — 0.2%
Expedia Group, Inc. 3.25%, 2/15/2030	1,255,000	1,170,406
Industrial REITs — 0.1%
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (b)	163,000	157,710
Prologis LP 4.75%, 6/15/2033	707,000	696,967
		854,677
Insurance — 0.8%
Aon North America, Inc. 5.45%, 3/1/2034	800,000	818,350
Athene Global Funding 2.72%, 1/7/2029 (b)	1,054,000	972,006
CNO Global Funding
1.75%, 10/7/2026 (b)	681,000	650,259
2.65%, 1/6/2029 (b)	200,000	184,762
F&G Global Funding 2.30%, 4/11/2027 (b)	1,004,000	952,113
Five Corners Funding Trust II 2.85%, 5/15/2030 (b)	400,000	364,124
Guardian Life Global Funding 0.88%, 12/10/2025 (b)	512,000	498,635
Manulife Financial Corp. (Canada) 4.15%, 3/4/2026	389,000	387,744
Principal Financial Group, Inc.
3.10%, 11/15/2026	20,000	19,507
3.70%, 5/15/2029	30,000	28,911
Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (b)	650,000	657,537
		5,533,948
Interactive Media & Services — 0.1%
Meta Platforms, Inc. 4.55%, 8/15/2031	500,000	501,177
Leisure Products — 0.1%
Hasbro, Inc. 3.90%, 11/19/2029	592,000	564,920
Media — 0.3%
Charter Communications Operating LLC 4.91%, 7/23/2025	372,000	371,488
Comcast Corp. 4.15%, 10/15/2028	1,444,000	1,425,544
Time Warner Cable Enterprises LLC 8.38%, 7/15/2033	346,000	398,153
		2,195,185
Metals & Mining — 0.2%
Glencore Funding LLC (Australia)
2.50%, 9/1/2030 (b)	260,000	229,672
2.85%, 4/27/2031 (b)	650,000	574,370
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	5

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Metals & Mining — continued
Steel Dynamics, Inc.
1.65%, 10/15/2027	324,000	301,106
5.38%, 8/15/2034	100,000	101,378
		1,206,526
Multi-Utilities — 0.6%
Ameren Corp. 5.00%, 1/15/2029	650,000	655,903
CenterPoint Energy, Inc. 1.45%, 6/1/2026	288,000	277,505
CMS Energy Corp. 2.95%, 2/15/2027	170,000	164,926
Consolidated Edison Co. of New York, Inc. 3.80%, 5/15/2028	10,000	9,775
Consumers Energy Co. 4.63%, 5/15/2033	300,000	294,882
DTE Energy Co. 5.20%, 4/1/2030	700,000	709,925
NiSource, Inc. 5.25%, 3/30/2028	366,000	371,564
PG&E Energy Recovery Funding LLC Series A-2, 2.28%, 1/15/2036	225,000	182,283
Public Service Enterprise Group, Inc. 1.60%, 8/15/2030	300,000	254,833
Puget Energy, Inc. 2.38%, 6/15/2028	234,000	217,260
Sempra 3.70%, 4/1/2029	800,000	765,360
		3,904,216
Office REITs — 0.2%
COPT Defense Properties LP 2.00%, 1/15/2029	457,000	407,264
Kilroy Realty LP 2.65%, 11/15/2033	1,092,000	853,750
		1,261,014
Oil, Gas & Consumable Fuels — 1.8%
APA Infrastructure Ltd. (Australia)
4.25%, 7/15/2027 (b)	624,000	619,011
5.13%, 9/16/2034 (b)	240,000	236,714
BP Capital Markets America, Inc. 2.72%, 1/12/2032	100,000	87,658
Cameron LNG LLC 2.90%, 7/15/2031 (b)	146,000	129,572
Cheniere Energy, Inc. 5.65%, 4/15/2034	300,000	305,135
Columbia Pipelines Holding Co. LLC
5.10%, 10/1/2031 (b)	190,000	189,252
5.68%, 1/15/2034 (b)	84,000	84,562
Coterra Energy, Inc. 3.90%, 5/15/2027	724,000	711,730
Enbridge, Inc. (Canada) 5.70%, 3/8/2033	799,000	822,072
Energy Transfer LP
5.95%, 12/1/2025	446,000	448,096
5.25%, 7/1/2029	162,000	164,449
5.70%, 4/1/2035 (f)	1,100,000	1,119,016
Eni SpA (Italy) 4.25%, 5/9/2029 (b)	650,000	638,707
Enterprise Products Operating LLC 3.95%, 2/15/2027	392,000	389,117
Flex Intermediate Holdco LLC 3.36%, 6/30/2031 (b)	1,530,000	1,337,817
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Oil, Gas & Consumable Fuels — continued
Gray Oak Pipeline LLC
2.60%, 10/15/2025 (b)	312,000	307,309
3.45%, 10/15/2027 (b)	637,000	611,724
MPLX LP
4.13%, 3/1/2027	458,000	453,602
4.25%, 12/1/2027	118,000	116,776
2.65%, 8/15/2030	300,000	267,391
5.00%, 3/1/2033	350,000	343,617
NGPL PipeCo LLC 3.25%, 7/15/2031 (b)	471,000	413,893
Occidental Petroleum Corp. 5.38%, 1/1/2032	117,000	116,136
ONEOK, Inc. 4.75%, 10/15/2031	414,000	407,284
Ovintiv, Inc. 5.38%, 1/1/2026	420,000	420,759
Plains All American Pipeline LP 3.55%, 12/15/2029	300,000	283,616
Sabine Pass Liquefaction LLC 4.50%, 5/15/2030	550,000	541,897
Suncor Energy, Inc. (Canada) 5.95%, 12/1/2034	216,000	224,355
Targa Resources Partners LP 4.00%, 1/15/2032	253,000	234,071
Williams Cos., Inc. (The) 5.60%, 3/15/2035	375,000	384,511
		12,409,849
Pharmaceuticals — 0.2%
Bristol-Myers Squibb Co.
3.40%, 7/26/2029	30,000	28,702
5.20%, 2/22/2034	787,000	802,169
Takeda Pharmaceutical Co. Ltd. (Japan) 2.05%, 3/31/2030	600,000	528,945
		1,359,816
Real Estate Management & Development — 0.1%
Mitsui Fudosan Co. Ltd. (Japan) 3.65%, 7/20/2027 (b)	519,000	508,095
Ontario Teachers' Cadillac Fairview Properties Trust (Canada) 3.88%, 3/20/2027 (b)	325,000	319,339
		827,434
Residential REITs — 0.4%
Essex Portfolio LP 1.65%, 1/15/2031	679,000	568,280
Mid-America Apartments LP 1.70%, 2/15/2031	487,000	411,494
UDR, Inc.
3.50%, 1/15/2028	100,000	96,797
3.20%, 1/15/2030	260,000	241,962
2.10%, 8/1/2032	266,000	217,302
2.10%, 6/15/2033	1,150,000	911,650
		2,447,485
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Retail REITs — 0.4%
Brixmor Operating Partnership LP
2.25%, 4/1/2028	186,000	172,504
2.50%, 8/16/2031	440,000	378,659
NNN REIT, Inc.
3.60%, 12/15/2026	247,000	243,633
4.30%, 10/15/2028	870,000	859,550
Realty Income Corp. 4.13%, 10/15/2026	200,000	198,887
Regency Centers LP
2.95%, 9/15/2029	300,000	279,588
3.70%, 6/15/2030	350,000	332,092
		2,464,913
Semiconductors & Semiconductor Equipment — 0.4%
Broadcom, Inc.
4.11%, 9/15/2028	792,000	780,829
5.05%, 7/12/2029	304,000	308,206
5.15%, 11/15/2031	108,000	109,862
3.14%, 11/15/2035 (b)	200,000	166,729
KLA Corp.
4.65%, 7/15/2032	62,000	61,799
4.70%, 2/1/2034	112,000	110,568
Marvell Technology, Inc. 2.95%, 4/15/2031	422,000	378,180
NXP BV (China) 2.50%, 5/11/2031	1,058,000	914,599
		2,830,772
Software — 0.2%
Cadence Design Systems, Inc. 4.70%, 9/10/2034	124,000	121,001
Oracle Corp.
2.65%, 7/15/2026	60,000	58,513
4.50%, 5/6/2028	295,000	295,046
2.88%, 3/25/2031	502,000	449,529
6.50%, 4/15/2038	50,000	54,500
Roper Technologies, Inc. 1.40%, 9/15/2027	200,000	184,797
Workday, Inc. 3.50%, 4/1/2027	300,000	293,914
		1,457,300
Specialized REITs — 0.6%
American Tower Corp. 1.45%, 9/15/2026	1,678,000	1,601,481
Crown Castle, Inc. 4.45%, 2/15/2026	578,000	576,378
Equinix, Inc. 2.90%, 11/18/2026	605,000	588,958
Extra Space Storage LP
2.20%, 10/15/2030	1,010,000	879,300
2.35%, 3/15/2032	467,000	391,892
		4,038,009
Specialty Retail — 0.2%
AutoZone, Inc. 1.65%, 1/15/2031	565,000	475,308
O'Reilly Automotive, Inc.
5.75%, 11/20/2026	195,000	198,774
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Specialty Retail — continued
3.60%, 9/1/2027	203,000	198,474
1.75%, 3/15/2031	200,000	167,988
		1,040,544
Technology Hardware, Storage & Peripherals — 0.0% ^
Hewlett Packard Enterprise Co. 5.00%, 10/15/2034	84,000	82,668
Tobacco — 0.2%
Altria Group, Inc. 2.45%, 2/4/2032	832,000	701,250
BAT Capital Corp. (United Kingdom) 2.26%, 3/25/2028	816,000	760,486
		1,461,736
Trading Companies & Distributors — 0.1%
Air Lease Corp. 3.63%, 4/1/2027	757,000	738,737
Water Utilities — 0.1%
American Water Capital Corp. 5.25%, 3/1/2035	800,000	808,695
Wireless Telecommunication Services — 0.2%
T-Mobile USA, Inc.
4.95%, 3/15/2028	440,000	443,845
3.88%, 4/15/2030	1,184,000	1,133,829
		1,577,674
Total Corporate Bonds (Cost $197,027,655)		193,488,059
Mortgage-Backed Securities — 16.2%
FHLMC Gold Pools, 20 Year
Pool # C91030, 5.50%, 5/1/2027	10,197	10,262
Pool # C91802, 3.50%, 1/1/2035	1,596,010	1,539,270
FHLMC Gold Pools, 30 Year
Pool # A15232, 5.00%, 10/1/2033	81,014	81,967
Pool # A57681, 6.00%, 12/1/2036	526	551
Pool # G06493, 4.50%, 5/1/2041	341,812	339,938
FHLMC Gold Pools, Other
Pool # WN1157, 1.80%, 11/1/2028	1,000,000	915,999
Pool # U90690, 3.50%, 6/1/2042	341,660	319,016
FHLMC UMBS, 30 Year
Pool # ZM6956, 4.50%, 6/1/2048	697,650	684,924
Pool # QC3244, 3.00%, 6/1/2051	2,336,969	2,055,979
Pool # RA7937, 5.00%, 9/1/2052	3,300,262	3,260,100
Pool # SD8324, 5.50%, 5/1/2053	1,711,329	1,717,521
Pool # SD3518, 5.50%, 7/1/2053	1,778,905	1,787,907
Pool # SD3900, 5.50%, 8/1/2053	1,497,828	1,504,015
Pool # QI4131, 5.50%, 4/1/2054	2,320,158	2,327,270
Pool # SD5568, 5.50%, 5/1/2054	2,770,673	2,779,484
Pool # QJ5547, 5.50%, 9/1/2054	2,581,001	2,595,327
Pool # QJ7687, 5.50%, 11/1/2054	2,341,724	2,348,209
Pool # RJ2914, 5.50%, 11/1/2054	3,469,262	3,491,362
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	7

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
FNMA UMBS, 20 Year
Pool # MA1138, 3.50%, 8/1/2032	246,982	239,715
Pool # AP9584, 3.00%, 10/1/2032	1,111,437	1,068,245
FNMA UMBS, 30 Year
Pool # AL0045, 6.00%, 12/1/2032	101,067	104,661
Pool # 735503, 6.00%, 4/1/2035	29,443	30,549
Pool # 888460, 6.50%, 10/1/2036	192,723	202,685
Pool # 888890, 6.50%, 10/1/2037	4,323	4,547
Pool # 949320, 7.00%, 10/1/2037	18,534	19,426
Pool # 995149, 6.50%, 10/1/2038	10,168	10,530
Pool # 994410, 7.00%, 11/1/2038	114,515	120,027
Pool # AD9151, 5.00%, 8/1/2040	179,948	182,382
Pool # AE0681, 4.50%, 12/1/2040	409,324	406,669
Pool # BM3500, 4.00%, 9/1/2047	681,556	661,322
Pool # BM3499, 4.00%, 12/1/2047	861,301	820,747
Pool # BE8354, 4.00%, 3/1/2048	406,256	386,663
Pool # CB1878, 3.00%, 10/1/2051	2,389,098	2,097,101
Pool # FM9776, 3.00%, 11/1/2051	2,092,120	1,836,460
Pool # FS7749, 3.00%, 2/1/2052	1,035,823	914,759
Pool # CB3378, 4.00%, 4/1/2052	1,779,101	1,671,227
Pool # FS6323, 3.50%, 5/1/2052	2,526,786	2,309,564
Pool # CB3629, 4.00%, 5/1/2052	4,199,574	3,945,393
Pool # FS9551, 5.50%, 9/1/2053	1,446,839	1,457,481
Pool # DA4015, 6.00%, 10/1/2053	587,513	601,961
Pool # FS6668, 5.50%, 12/1/2053	1,198,660	1,205,158
Pool # CB8151, 5.50%, 3/1/2054	2,314,714	2,323,214
Pool # DB2385, 5.50%, 6/1/2054	3,461,958	3,468,602
Pool # DB3630, 5.50%, 6/1/2054	2,956,123	2,984,639
Pool # BU5025, 5.50%, 9/1/2054	1,933,089	1,942,177
Pool # FS9262, 5.50%, 10/1/2054	1,949,794	1,957,152
Pool # DB1954, 5.00%, 11/1/2054	2,492,097	2,453,007
FNMA, Other
Pool # AN1247, 2.64%, 6/1/2026	1,576,000	1,538,439
Pool # AN6732, 2.83%, 5/1/2027	1,152,350	1,116,631
Pool # AN7338, 3.06%, 11/1/2027	926,612	898,120
Pool # AN7943, 3.10%, 1/1/2028	2,320,298	2,244,015
Pool # BS8224, 4.10%, 5/1/2028	3,775,000	3,755,492
Pool # AN9486, 3.57%, 6/1/2028	3,623,863	3,531,800
Pool # AN2069, 2.35%, 8/1/2028	1,344,586	1,263,634
Pool # BL0907, 3.88%, 12/1/2028	700,000	684,521
Pool # BM4162, 3.12%, 10/1/2029 (g)	124,082	118,865
Pool # BL4333, 2.52%, 11/1/2029	1,106,752	1,022,883
Pool # BS8252, 4.36%, 4/1/2030	3,495,000	3,487,799
Pool # BZ2889, 4.37%, 1/1/2032	2,497,545	2,482,721
Pool # BM7037, 1.76%, 3/1/2032 (g)	997,691	836,567
Pool # BS5117, 2.58%, 3/1/2032	2,393,690	2,127,312
Pool # BS8503, 4.62%, 5/1/2033	1,000,000	1,005,921
Pool # BS2933, 1.82%, 9/1/2033	3,400,000	2,751,997
Pool # MA1125, 4.00%, 7/1/2042	446,534	430,501
Pool # MA1437, 3.50%, 5/1/2043	633,391	589,864
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # MA1463, 3.50%, 6/1/2043	616,831	574,439
Pool # BF0669, 4.00%, 6/1/2052	1,799,942	1,704,217
Pool # BF0230, 5.50%, 1/1/2058	2,837,893	2,932,259
Pool # BM7238, 3.00%, 4/1/2059	2,119,026	1,836,210
Pool # BM6734, 4.00%, 8/1/2059	3,248,646	3,054,786
Pool # BF0497, 3.00%, 7/1/2060	1,603,705	1,363,768
Pool # BF0546, 2.50%, 7/1/2061	764,521	621,722
Pool # BF0617, 2.50%, 3/1/2062	1,937,961	1,575,973
Pool # BF0736, 4.00%, 6/1/2063	2,273,033	2,115,478
GNMA II, 30 Year
Pool # 4245, 6.00%, 9/20/2038	52,908	56,379
Pool # BA7567, 4.50%, 5/20/2048	620,369	598,308
Pool # BI0416, 4.50%, 11/20/2048	67,558	65,817
Pool # BM9692, 4.50%, 7/20/2049	222,927	216,214
Total Mortgage-Backed Securities (Cost $111,782,269)		109,787,816
Asset-Backed Securities — 9.5%
Air Canada Pass-Through Trust (Canada)
Series 2013-1, Class A, 4.13%, 5/15/2025 (b)	239,107	238,704
Series 2017-1, Class AA, 3.30%, 1/15/2030 (b)	329,597	308,747
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (b)	1,966,000	1,884,096
American Airlines Pass-Through Trust
Series 2016-3, Class AA, 3.00%, 10/15/2028	68,532	64,866
Series 2021-1, Class B, 3.95%, 7/11/2030	862,575	817,355
American Credit Acceptance Receivables Trust Series 2023-1, Class C, 5.59%, 4/12/2029 (b)	589,705	591,285
AmeriCredit Automobile Receivables Trust Series 2024-1, Class B, 5.38%, 6/18/2029	1,020,000	1,037,382
AMSR Trust
Series 2020-SFR4, Class A, 1.36%, 11/17/2037 (b)	1,619,988	1,589,190
Series 2020-SFR5, Class A, 1.38%, 11/17/2037 (b)	237,955	233,079
Amur Equipment Finance Receivables LLC Series 2022-1A, Class A2, 1.64%, 10/20/2027 (b)	136,507	135,899
Avis Budget Rental Car Funding AESOP LLC
Series 2020-1A, Class A, 2.33%, 8/20/2026 (b)	710,000	705,699
Series 2024-2A, Class A, 5.13%, 10/20/2028 (b)	467,000	472,427
Business Jet Securities LLC
Series 2022-1A, Class A, 4.46%, 6/15/2037 ‡ (b)	684,534	672,252
Series 2024-2A, Class A, 5.36%, 9/15/2039 ‡ (b)	826,251	825,244
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
CarMax Auto Owner Trust Series 2023-4, Class A3, 6.00%, 7/17/2028	241,000	245,334
Carvana Auto Receivables Trust
Series 2021-P3, Class A3, 0.70%, 11/10/2026	141,369	140,685
Series 2023-N1, Class A, 6.36%, 4/12/2027 (b)	71,824	71,932
Series 2022-P3, Class A3, 4.61%, 11/10/2027	141,203	141,212
Series 2021-P4, Class A4, 1.64%, 12/10/2027	2,700,000	2,622,319
Series 2024-P4, Class A3, 4.64%, 1/10/2030	276,000	277,330
CoreVest American Finance Trust
Series 2019-3, Class A, 2.71%, 10/15/2052 (b)	32,401	32,035
Series 2022-1, Class A, 4.74%, 6/17/2055 (b) (g)	398,232	399,813
CPS Auto Receivables Trust
Series 2023-A, Class C, 5.54%, 4/16/2029 (b)	651,000	653,022
Series 2024-D, Class C, 4.76%, 1/15/2031 (b)	235,000	235,083
Credit Acceptance Auto Loan Trust
Series 2023-1A, Class B, 7.02%, 5/16/2033 (b)	2,100,000	2,151,497
Series 2024-1A, Class A, 5.68%, 3/15/2034 (b)	797,000	807,791
Series 2024-2A, Class A, 5.95%, 6/15/2034 (b)	1,000,000	1,021,917
Series 2024-3A, Class A, 4.68%, 9/15/2034 (b)	1,066,000	1,067,169
Drive Auto Receivables Trust
Series 2024-2, Class A3, 4.50%, 9/15/2028	345,000	345,168
Series 2024-2, Class C, 4.67%, 5/17/2032	376,000	375,791
DT Auto Owner Trust
Series 2021-4A, Class D, 1.99%, 9/15/2027 (b)	760,000	743,450
Series 2023-1A, Class C, 5.55%, 10/16/2028 (b)	1,798,000	1,807,445
Series 2023-2A, Class B, 5.41%, 2/15/2029 (b)	752,202	753,593
Exeter Automobile Receivables Trust
Series 2022-5A, Class B, 5.97%, 3/15/2027	16,079	16,092
Series 2023-5A, Class A3, 6.32%, 3/15/2027	172,929	173,229
Series 2022-4A, Class C, 4.92%, 12/15/2028	658,605	659,040
Series 2023-1A, Class D, 6.69%, 6/15/2029	243,000	248,959
Series 2024-3A, Class C, 5.70%, 7/16/2029	284,000	288,809
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

FHF Trust Series 2023-1A, Class A2, 6.57%, 6/15/2028 (b)	258,771	261,854
FirstKey Homes Trust
Series 2020-SFR2, Class A, 1.27%, 10/19/2037 (b)	984,717	964,875
Series 2021-SFR1, Class E1, 2.39%, 8/17/2038 (b)	600,000	575,149
Series 2021-SFR2, Class D, 2.06%, 9/17/2038 (b)	2,900,000	2,772,355
Flagship Credit Auto Trust
Series 2023-2, Class A2, 5.76%, 4/15/2027 (b)	154,406	154,599
Series 2023-1, Class C, 5.43%, 5/15/2029 (b)	1,800,000	1,810,675
FRTKL Series 2021-SFR1, Class A, 1.57%, 9/17/2038 (b)	2,118,000	2,019,048
GLS Auto Select Receivables Trust Series 2025-1A, Class A2, 4.71%, 4/15/2030 (b)	375,000	376,505
GM Financial Automobile Leasing Trust Series 2024-2, Class A3, 5.39%, 7/20/2027	480,000	485,649
HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048 ‡ (b)	97,360	88,139
Hertz Vehicle Financing LLC Series 2022-1A, Class A, 1.99%, 6/25/2026 (b)	614,667	611,593
Home Partners of America Trust Series 2022-1, Class D, 4.73%, 4/17/2039 (b)	1,145,939	1,122,550
Hyundai Auto Lease Securitization Trust Series 2025-A, Class A3, 4.83%, 1/18/2028 (b)	497,000	501,343
Kubota Credit Owner Trust Series 2023-1A, Class A3, 5.02%, 6/15/2027 (b)	1,063,000	1,068,054
Lendmark Funding Trust Series 2022-1A, Class A, 5.12%, 7/20/2032 (b)	177,000	177,363
LP LMS Asset Securitization Trust Series 2023-1A, Class A, 8.18%, 10/17/2033 (b)	27,906	27,939
MVW LLC
Series 2021-2A, Class A, 1.43%, 5/20/2039 (b)	397,526	375,216
Series 2021-1WA, Class A, 1.14%, 1/22/2041 (b)	74,772	70,396
Series 2024-1A, Class A, 5.32%, 2/20/2043 (b)	656,099	666,570
Nissan Auto Lease Trust Series 2025-A, Class A3, 4.75%, 3/15/2028	1,145,000	1,154,727
OneMain Direct Auto Receivables Trust Series 2023-1A, Class A, 5.41%, 11/14/2029 (b)	2,334,000	2,361,832
Oportun Issuance Trust Series 2025-A, Class B, 5.30%, 2/8/2033 (b)	259,000	259,625
Prestige Auto Receivables Trust Series 2024-2A, Class B, 4.56%, 2/15/2029 (b)	88,000	87,808
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	9

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Progress Residential Trust
Series 2021-SFR2, Class E1, 2.55%, 4/19/2038 (b)	350,000	344,337
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (b)	1,144,000	1,099,217
Series 2021-SFR11, Class A, 2.28%, 1/17/2039 (b)	1,974,415	1,831,178
Series 2023-SFR1, Class A, 4.30%, 3/17/2040 (b)	1,252,224	1,237,714
Series 2021-SFR9, Class E1, 2.81%, 11/17/2040 (b)	1,048,000	964,073
Series 2025-SFR1, Class A, 3.40%, 2/17/2042 (b) (e)	1,101,700	1,036,899
Santander Drive Auto Receivables Trust
Series 2022-5, Class B, 4.43%, 3/15/2027	84,705	84,717
Series 2023-1, Class B, 4.98%, 2/15/2028	318,143	318,523
Series 2024-4, Class B, 4.93%, 9/17/2029	583,000	587,385
Series 2023-5, Class B, 6.16%, 12/17/2029	740,000	757,498
Series 2024-2, Class C, 5.84%, 6/17/2030	298,000	305,770
Series 2024-3, Class C, 5.64%, 8/15/2030	1,108,000	1,134,084
Series 2025-1, Class C, 5.04%, 3/17/2031	476,000	480,889
SCF Equipment Leasing LLC
Series 2022-2A, Class A3, 6.50%, 10/21/2030 (b)	556,185	559,966
Series 2024-1A, Class A3, 5.52%, 1/20/2032 (b)	263,000	268,872
Sierra Timeshare Receivables Funding LLC Series 2022-2A, Class A, 4.73%, 6/20/2040 (b)	43,616	43,498
Southern California Edison Co., 5.45%, 3/1/2035	1,000,000	993,807
SpringCastle America Funding LLC Series 2020-AA, Class A, 1.97%, 9/25/2037 (b)	126,847	118,135
Tesla Auto Lease Trust Series 2024-A, Class A3, 5.30%, 6/21/2027 (b)	313,000	315,193
Toyota Auto Receivables Owner Trust Series 2021-C, Class A4, 0.72%, 1/15/2027	795,542	783,886
United Airlines Pass-Through Trust
Series 2016-1, Class AA, 3.10%, 7/7/2028	642,324	612,454
Series 2016-2, Class AA, 2.88%, 10/7/2028	685,669	643,961
Series 2018-1, Class AA, 3.50%, 3/1/2030	429,943	409,017
Series 2018-1, Class A, 3.70%, 3/1/2030	719,066	683,062
US Auto Funding Trust Series 2022-1A, Class A, 3.98%, 4/15/2025 (b)	56,610	56,085
Volkswagen Auto Lease Trust Series 2024-A, Class A3, 5.21%, 6/21/2027	465,000	469,736
VOLT C LLC Series 2021-NPL9, Class A1, 4.99%, 5/25/2051 (b) (e)	220,991	220,659
VOLT CI LLC Series 2021-NP10, Class A1, 4.99%, 5/25/2051 (b) (e)	294,874	294,891
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

VOLT CV LLC Series 2021-CF2, Class A1, 5.49%, 11/27/2051 (b) (e)	563,121	561,623
VOLT XCIII LLC Series 2021-NPL2, Class A1, 5.89%, 2/27/2051 (b) (e)	167,830	167,891
VOLT XCIV LLC Series 2021-NPL3, Class A1, 6.24%, 2/27/2051 (b) (e)	288,659	288,700
VOLT XCIX LLC Series 2021-NPL8, Class A1, 5.12%, 4/25/2051 (b) (e)	177,077	177,248
VOLT XCVI LLC Series 2021-NPL5, Class A1, 6.12%, 3/27/2051 (b) (e)	285,869	286,091
VOLT XCVII LLC Series 2021-NPL6, Class A1, 5.24%, 4/25/2051 (b) (e)	436,911	437,425
Westgate Resorts LLC
Series 2022-1A, Class A, 1.79%, 8/20/2036 (b)	337,084	331,641
Series 2024-1A, Class B, 6.56%, 1/20/2038 (b)	780,115	790,080
Westlake Automobile Receivables Trust
Series 2021-3A, Class D, 2.12%, 1/15/2027 (b)	792,171	785,165
Series 2023-1A, Class A3, 5.21%, 1/18/2028 (b)	229,939	230,187
Series 2023-1A, Class C, 5.74%, 8/15/2028 (b)	180,000	181,692
World Omni Auto Receivables Trust
Series 2021-C, Class A3, 0.44%, 8/17/2026	46,210	46,064
Series 2023-D, Class A3, 5.79%, 2/15/2029	275,000	279,375
Total Asset-Backed Securities (Cost $64,456,566)		64,067,492
Collateralized Mortgage Obligations — 5.3%
CHL Mortgage Pass-Through Trust Series 2004-8, Class 2A1, 4.50%, 6/25/2019 ‡	414	207
Citigroup Mortgage Loan Trust Series 2004-HYB4, Class WA, 6.98%, 12/25/2034 (g)	4,424	4,350
Citigroup Mortgage Loan Trust, Inc. Series 2003-1, Class 3A4, 5.25%, 9/25/2033	3,436	3,340
FHLMC Seasoned Credit Risk Transfer Trust
Series 2018-1, Class M60C, 3.50%, 5/25/2057	1,207,492	1,107,316
Series 2017-4, Class M60C, 3.50%, 6/25/2057	1,206,952	1,104,515
Series 2017-4, Class MT, 3.50%, 6/25/2057	316,511	285,351
Series 2018-2, Class M55D, 4.00%, 11/25/2057	1,258,722	1,182,145
Series 2019-3, Class M55D, 4.00%, 10/25/2058	283,237	265,504
Series 2020-1, Class M55G, 3.00%, 8/25/2059	2,897,226	2,605,069
FHLMC, REMIC
Series 2989, Class TG, 5.00%, 6/15/2025	552	551
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2988, Class TY, 5.50%, 6/15/2025	202	202
Series 3816, Class HA, 3.50%, 11/15/2025	82,146	81,765
Series 3087, Class KX, 5.50%, 12/15/2025	1,614	1,613
Series 3787, Class AY, 3.50%, 1/15/2026	41,941	41,663
Series 3794, Class LB, 3.50%, 1/15/2026	29,695	29,490
Series 3102, Class CE, 5.50%, 1/15/2026	12,587	12,578
Series 3123, Class HT, 5.00%, 3/15/2026	1,979	1,975
Series 3121, Class JD, 5.50%, 3/15/2026	1,525	1,524
Series 3150, Class EQ, 5.00%, 5/15/2026	5,979	5,968
Series 3898, Class KH, 3.50%, 6/15/2026	48,664	48,298
Series 3911, Class B, 3.50%, 8/15/2026	65,491	64,871
Series 3959, Class PB, 3.00%, 11/15/2026	483,392	477,360
Series 3337, Class MD, 5.50%, 6/15/2027	7,008	7,025
Series 2110, Class PG, 6.00%, 1/15/2029	22,384	22,479
Series 3563, Class LB, 4.00%, 8/15/2029	3,400	3,361
Series 3653, Class B, 4.50%, 4/15/2030	37,391	37,412
Series 3824, Class EY, 3.50%, 3/15/2031	105,606	103,597
Series 2525, Class AM, 4.50%, 4/15/2032	236,504	236,102
Series 2441, Class GF, 6.50%, 4/15/2032	7,670	7,986
Series 2436, Class MC, 7.00%, 4/15/2032	3,298	3,364
Series 2760, Class KT, 4.50%, 9/15/2032	28,279	28,192
Series 2505, Class D, 5.50%, 9/15/2032	33,958	34,661
Series 2544, Class KE, 5.50%, 12/15/2032	21,819	22,338
Series 2557, Class HL, 5.30%, 1/15/2033	56,924	57,109
Series 2575, Class PE, 5.50%, 2/15/2033	18,036	18,483
Series 2586, Class WG, 4.00%, 3/15/2033	67,864	66,650
Series 2596, Class QD, 4.00%, 3/15/2033	60,574	58,589
Series 2621, Class QH, 5.00%, 5/15/2033	73,658	74,628
Series 2624, Class QH, 5.00%, 6/15/2033	85,808	86,942
Series 2648, Class BK, 5.00%, 7/15/2033	7,848	7,968
Series 4238, Class UY, 3.00%, 8/15/2033	1,700,390	1,628,946
Series 2673, Class PE, 5.50%, 9/15/2033	137,537	141,041
Series 2696, Class DG, 5.50%, 10/15/2033	127,328	131,179
Series 2725, Class TA, 4.50%, 12/15/2033	234,139	233,655
Series 2733, Class ME, 5.00%, 1/15/2034	116,762	118,335
Series 2768, Class PK, 5.00%, 3/15/2034	126,234	128,353
Series 2934, Class KG, 5.00%, 2/15/2035	96,448	98,141
Series 2960, Class JH, 5.50%, 4/15/2035	263,066	270,619
Series 3082, Class PW, 5.50%, 12/15/2035	19,086	19,655
Series 3084, Class BH, 5.50%, 12/15/2035	391,146	405,900
Series 3098, Class KG, 5.50%, 1/15/2036	437,541	454,394
Series 3136, Class CO, PO, 4/15/2036	5,924	5,149
Series 3145, Class AJ, 5.50%, 4/15/2036	16,566	17,210
Series 3819, Class ZQ, 6.00%, 4/15/2036	288,062	302,480
Series 3200, PO, 8/15/2036	31,235	26,259
Series 3270, Class AT, 5.50%, 1/15/2037	10,805	11,127
Series 3272, Class PA, 6.00%, 2/15/2037	3,005	3,167
Series 3348, Class HT, 6.00%, 7/15/2037	26,342	27,576
Series 3501, Class A, 4.50%, 1/15/2039	83,277	80,730
Series 3508, Class PK, 4.00%, 2/15/2039	1,563	1,488
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 3513, Class A, 4.50%, 2/15/2039	6,939	6,804
Series 3653, Class HJ, 5.00%, 4/15/2040	305,873	311,731
Series 3677, Class KB, 4.50%, 5/15/2040	550,264	548,502
Series 3677, Class PB, 4.50%, 5/15/2040	259,924	259,502
Series 3715, Class PC, 4.50%, 8/15/2040	92,867	92,476
Series 3955, Class HB, 3.00%, 12/15/2040	32,794	32,381
Series 3828, Class PU, 4.50%, 3/15/2041	36,550	35,882
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (g)	108,439	109,132
Series 3956, Class EB, 3.25%, 11/15/2041	622,218	575,376
Series 3963, Class JB, 4.50%, 11/15/2041	868,111	863,418
Series 4026, Class MQ, 4.00%, 4/15/2042	33,733	32,353
Series 4616, Class HP, 3.00%, 9/15/2046	822,493	737,681
Series 3688, Class GT, 7.51%, 11/15/2046 (g)	13,641	14,519
FHLMC, STRIPS Series 262, Class 35, 3.50%, 7/15/2042	371,153	348,262
FNMA, REMIC
Series 2010-49, Class KB, 4.00%, 5/25/2025	1,297	1,293
Series 1997-57, Class PN, 5.00%, 9/18/2027	17,922	17,806
Series 2009-39, Class LB, 4.50%, 6/25/2029	27,327	27,150
Series 2009-96, Class DB, 4.00%, 11/25/2029	28,789	28,557
Series 2010-28, Class DE, 5.00%, 4/25/2030	91,159	91,999
Series 2001-63, Class TC, 6.00%, 12/25/2031	21,901	22,572
Series 2001-81, Class HE, 6.50%, 1/25/2032	55,562	57,744
Series 2002-75, Class GB, 5.50%, 11/25/2032	18,101	17,975
Series 2011-39, Class ZA, 6.00%, 11/25/2032	237,737	246,033
Series 2002-85, Class PE, 5.50%, 12/25/2032	19,093	19,523
Series 2003-21, Class OU, 5.50%, 3/25/2033	15,852	16,294
Series 2003-26, Class EB, 3.50%, 4/25/2033	403,244	392,112
Series 2003-23, Class CH, 5.00%, 4/25/2033	15,650	15,830
Series 2003-63, Class YB, 5.00%, 7/25/2033	53,008	53,485
Series 2003-69, Class N, 5.00%, 7/25/2033	96,559	97,125
Series 2003-80, Class QG, 5.00%, 8/25/2033	122,428	123,578
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	11

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2003-85, Class QD, 5.50%, 9/25/2033	55,369	56,674
Series 2003-94, Class CE, 5.00%, 10/25/2033	3,486	3,467
Series 2005-5, Class CK, 5.00%, 1/25/2035	61,748	61,035
Series 2005-29, Class WC, 4.75%, 4/25/2035	107,168	105,716
Series 2005-48, Class TD, 5.50%, 6/25/2035	133,694	138,383
Series 2005-53, Class MJ, 5.50%, 6/25/2035	130,542	135,009
Series 2005-58, Class EP, 5.50%, 7/25/2035	6,854	6,883
Series 2005-68, Class BE, 5.25%, 8/25/2035	118,345	119,978
Series 2005-68, Class PG, 5.50%, 8/25/2035	46,195	47,032
Series 2005-102, Class PG, 5.00%, 11/25/2035	179,936	182,530
Series 2005-110, Class GL, 5.50%, 12/25/2035	230,998	239,473
Series 2006-49, Class PA, 6.00%, 6/25/2036	25,198	26,306
Series 2009-19, Class PW, 4.50%, 10/25/2036	141,508	140,810
Series 2006-114, Class HE, 5.50%, 12/25/2036	176,267	180,887
Series 2007-33, Class HE, 5.50%, 4/25/2037	13,272	13,801
Series 2007-65, Class KI, IF, IO, 2.15%, 7/25/2037 (g)	3,264	331
Series 2007-71, Class KP, 5.50%, 7/25/2037	9,086	8,968
Series 2007-71, Class GB, 6.00%, 7/25/2037	103,954	109,357
Series 2009-86, Class OT, PO, 10/25/2037	18,306	15,424
Series 2008-72, Class BX, 5.50%, 8/25/2038	8,648	8,872
Series 2008-74, Class B, 5.50%, 9/25/2038	4,289	4,432
Series 2009-37, Class KI, IF, IO, 1.53%, 6/25/2039 (g)	2,542	160
Series 2009-86, Class IP, IO, 5.50%, 10/25/2039	6,006	1,032
Series 2009-92, Class AD, 6.00%, 11/25/2039	99,617	99,852
Series 2009-112, Class ST, IF, IO, 1.78%, 1/25/2040 (g)	42,129	4,144
Series 2010-22, Class PE, 5.00%, 3/25/2040	901,385	917,376
Series 2010-35, Class SB, IF, IO, 1.95%, 4/25/2040 (g)	14,851	912
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2010-37, Class CY, 5.00%, 4/25/2040	524,556	532,080
Series 2010-54, Class EA, 4.50%, 6/25/2040	12,454	12,373
Series 2010-64, Class DM, 5.00%, 6/25/2040	1,811	1,821
Series 2010-71, Class HJ, 5.50%, 7/25/2040	58,241	60,328
Series 2010-123, Class BP, 4.50%, 11/25/2040	1,315,860	1,309,367
Series 2011-41, Class KL, 4.00%, 5/25/2041	789,315	762,851
Series 2011-50, Class LP, 4.00%, 6/25/2041	311,346	295,858
Series 2012-137, Class CF, 4.77%, 8/25/2041 (g)	42,957	42,853
Series 2012-103, Class DA, 3.50%, 10/25/2041	4,142	4,117
Series 2012-14, Class DE, 3.50%, 3/25/2042	493,619	462,863
Series 2012-139, Class JA, 3.50%, 12/25/2042	244,863	231,132
Series 2013-104, Class CY, 5.00%, 10/25/2043	2,250,000	2,171,250
Series 2019-65, Class PA, 2.50%, 5/25/2048	175,024	158,029
Series 2009-96, Class CB, 4.00%, 11/25/2049	12,865	11,906
Series 2019-7, Class CA, 3.50%, 11/25/2057	2,079,906	1,990,356
FNMA, STRIPS Series 314, Class 1, PO, 7/25/2031	16,888	14,869
GNMA
Series 2003-29, Class PD, 5.50%, 4/16/2033	110,766	110,571
Series 2003-65, Class AP, 5.50%, 8/20/2033	37,177	37,342
Series 2003-77, Class TK, 5.00%, 9/16/2033	154,984	154,652
Series 2004-16, Class GC, 5.50%, 2/20/2034	399,939	404,879
Series 2004-54, Class BG, 5.50%, 7/20/2034	8,531	8,664
Series 2004-93, Class PD, 5.00%, 11/16/2034	231,710	231,194
Series 2004-101, Class BE, 5.00%, 11/20/2034	202,415	202,106
Series 2005-11, Class PL, 5.00%, 2/20/2035	97,982	98,248
Series 2005-26, Class XY, 5.50%, 3/20/2035	367,447	373,615
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2005-33, Class AY, 5.50%, 4/16/2035	90,886	91,327
Series 2005-49, Class B, 5.50%, 6/20/2035	32,335	32,910
Series 2005-51, Class DC, 5.00%, 7/20/2035	78,033	78,493
Series 2005-56, Class BD, 5.00%, 7/20/2035	12,067	12,134
Series 2006-7, Class ND, 5.50%, 8/20/2035	11,943	12,150
Series 2007-37, Class LB, 5.50%, 6/16/2037	94,710	96,603
Series 2007-79, Class BL, 5.75%, 8/20/2037	71,702	71,937
Series 2009-106, Class ST, IF, IO, 1.57%, 2/20/2038 (g)	65,438	2,284
Series 2008-7, Class PQ, 5.00%, 2/20/2038	210,741	210,573
Series 2008-9, Class PW, 5.25%, 2/20/2038	223,472	224,633
Series 2008-23, Class YA, 5.25%, 3/20/2038	51,354	51,749
Series 2008-35, Class NF, 5.00%, 4/20/2038	52,228	51,966
Series 2008-34, Class PG, 5.25%, 4/20/2038	60,238	60,472
Series 2008-33, Class PB, 5.50%, 4/20/2038	178,904	181,462
Series 2008-38, Class BG, 5.00%, 5/16/2038	285,966	286,410
Series 2008-43, Class NB, 5.50%, 5/20/2038	90,866	91,550
Series 2008-56, Class PX, 5.50%, 6/20/2038	176,320	175,684
Series 2008-58, Class PE, 5.50%, 7/16/2038	454,181	463,265
Series 2008-62, Class SA, IF, IO, 1.72%, 7/20/2038 (g)	1,246	1
Series 2008-76, Class US, IF, IO, 1.47%, 9/20/2038 (g)	39,567	1,241
Series 2011-97, Class WA, 6.10%, 11/20/2038 (g)	307,735	316,998
Series 2008-95, Class DS, IF, IO, 2.87%, 12/20/2038 (g)	36,597	808
Series 2009-14, Class AG, 4.50%, 3/20/2039	63,156	62,370
Series 2009-72, Class SM, IF, IO, 1.82%, 8/16/2039 (g)	81,682	5,940
Series 2009-61, Class AP, 4.00%, 8/20/2039	6,148	6,004
Series 2010-130, Class BD, 4.00%, 12/20/2039	208,060	204,354
Series 2010-157, Class OP, PO, 12/20/2040	62,570	53,127
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2014-H11, Class VA, 4.94%, 6/20/2064 (g)	664,597	665,848
Series 2015-H20, Class FA, 4.91%, 8/20/2065 (g)	855,205	854,488
Series 2015-H26, Class FG, 4.96%, 10/20/2065 (g)	618,273	618,037
GSR Mortgage Loan Trust Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	32,127	32,058
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A3, 7.12%, 11/25/2033 (g)	42,370	41,371
Series 2007-A1, Class 5A5, 6.41%, 7/25/2035 (g)	12,266	12,427
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1, 6.87%, 4/21/2034 (g)	23,399	22,724
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1, 5.07%, 10/25/2028 (g)	17,138	16,200
Series 2004-B, Class A1, 4.93%, 5/25/2029 (g)	25,654	24,907
Morgan Stanley Mortgage Loan Trust Series 2004-3, Class 4A, 5.63%, 4/25/2034 (g)	13,898	13,356
PHH Mortgage Trust Series 2008-CIM2, Class 5A1, 6.00%, 7/25/2038	7,082	7,520
Seasoned Loans Structured Transaction Series 2018-2, Class A1, 3.50%, 11/25/2028	325,800	315,633
Sequoia Mortgage Trust Series 2004-11, Class A1, 5.03%, 12/20/2034 (g)	73,477	66,600
Thornburg Mortgage Securities Trust Series 2004-4, Class 3A, 5.21%, 12/25/2044 (g)	72,161	68,979
Vendee Mortgage Trust Series 2003-2, Class Z, 5.00%, 5/15/2033	200,568	200,933
WaMu Mortgage Pass-Through Certificates Trust Series 2003-AR11, Class A6, 6.72%, 10/25/2033 (g)	49,024	46,381
Total Collateralized Mortgage Obligations (Cost $38,164,988)		35,671,115
Commercial Mortgage-Backed Securities — 5.2%
20 Times Square Trust Series 2018-20TS, Class A, 3.10%, 5/15/2035 (b) (g)	598,457	553,759
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (b)	1,500,000	1,446,898
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KL3L, Class ALNZ, 3.46%, 4/25/2025 (g)	2,000,000	1,992,388
Series KLU2, Class A7, 2.23%, 9/25/2025 (g)	334,333	329,521
Series K737, Class AM, 2.10%, 10/25/2026	3,110,000	2,994,426
Series K072, Class A2, 3.44%, 12/25/2027	473,000	462,373
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	13

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series K083, Class A2, 4.05%, 9/25/2028 (g)	594,000	588,877
Series KJ44, Class A2, 4.61%, 2/25/2033	1,900,000	1,906,704
Series K145, Class AM, 2.58%, 6/25/2055	880,000	774,452
FNMA ACES
Series 2015-M10, Class A2, 3.09%, 4/25/2027 (g)	756,694	740,312
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (g)	1,091,171	1,064,231
Series 2017-M12, Class A2, 3.06%, 6/25/2027 (g)	2,441,501	2,378,165
Series 2017-M13, Class A2, 2.93%, 9/25/2027 (g)	316,612	306,104
Series 2018-M2, Class A2, 2.91%, 1/25/2028 (g)	2,998,703	2,893,783
Series 2018-M4, Class A2, 3.06%, 3/25/2028 (g)	1,719,684	1,659,661
Series 2018-M9, Class APT2, 3.10%, 4/25/2028 (g)	2,344,387	2,266,267
Series 2018-M14, Class A2, 3.58%, 8/25/2028 (g)	376,184	367,614
Series 2017-M5, Class A2, 2.99%, 4/25/2029 (g)	1,978,507	1,884,017
Series 2018-M3, Class A2, 3.06%, 2/25/2030 (g)	1,054,719	1,000,832
Series 2020-M50, Class A2, 1.20%, 10/25/2030	357,144	334,419
Series 2020-M50, Class X1, IO, 1.82%, 10/25/2030 (g)	5,417,295	253,149
Series 2021-M11, Class A2, 1.46%, 3/25/2031 (g)	1,517,000	1,275,651
Series 2022-M1G, Class A2, 1.53%, 9/25/2031 (g)	5,000,000	4,218,681
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	4,542	4,498
Series 2021-M3, Class X1, IO, 1.91%, 11/25/2033 (g)	317,647	22,453
FREMF Mortgage Trust Series 2015-K44, Class B, 3.28%, 1/25/2048 (b) (g)	222,203	221,493
Morgan Stanley Capital I Trust Series 2021-PLZA, Class A, 2.57%, 11/9/2043 (b)	1,958,000	1,658,999
MRCD MARK Mortgage Trust Series 2019-PARK, Class A, 2.72%, 12/15/2036 (b)	300,000	268,500
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (b)	1,770,000	1,526,830
Total Commercial Mortgage-Backed Securities (Cost $37,021,484)		35,395,057
Foreign Government Securities — 0.3%
Republic of Colombia 7.38%, 9/18/2037	300,000	291,150
United Mexican States
4.13%, 1/21/2026	332,000	331,313
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

6.00%, 5/13/2030	500,000	509,500
2.66%, 5/24/2031	1,200,000	1,008,600
Total Foreign Government Securities (Cost $2,333,684)		2,140,563
	SHARES
Short-Term Investments — 1.6%
Investment Companies — 1.6%
JPMorgan Prime Money Market Fund Class IM Shares, 4.43% (h) (i) (Cost $10,428,876)	10,426,384	10,430,555
Total Investments — 100.3% (Cost $687,087,696)		678,037,436
Liabilities in Excess of Other Assets — (0.3)%		(1,909,816)
NET ASSETS — 100.0%		676,127,620

Percentages indicated are based on net assets.

Abbreviations
ACES	Alternative Credit Enhancement Securities
CME	Chicago Mercantile Exchange
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of
February 28, 2025. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying
mortgages of these securities increase, the yield on these
securities increases.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Exchange-Traded Funds	February 28, 2025

STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	All or a portion of this security is deposited with the broker as initial margin for futures contracts or centrally cleared swaps.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2025.
(d)
Contingent Capital security (“CoCo”). CoCos are hybrid
debt securities that may be convertible into equity or
may be written down if a pre-specified trigger event
occurs. The total value of aggregate CoCo holdings at
February 28, 2025 is $1,545,228 or 0.23% of the
Fund’s net assets as of February 28, 2025.

(e)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of February 28, 2025.

(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 28, 2025.

(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of February 28, 2025.
Futures contracts outstanding as of February 28, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	952	06/18/2025	USD	105,895,125	691,555
U.S. Treasury 10 Year Ultra Note	351	06/18/2025	USD	40,189,500	289,724
U.S. Treasury 5 Year Note	535	06/30/2025	USD	57,784,179	276,390
					1,257,669
Short Contracts
U.S. Treasury Long Bond	(50)	06/18/2025	USD	(5,923,438)	(46,396)
U.S. Treasury Ultra Bond	(47)	06/18/2025	USD	(5,867,656)	(70,932)
U.S. Treasury 2 Year Note	(93)	06/30/2025	USD	(19,251,000)	(36,509)
					(153,837)
					1,103,832

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	15

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
Centrally Cleared Inflation-linked swap contracts outstanding as of February 28, 2025 :

FLOATING RATE INDEX(a)	FIXED RATE %	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) $	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CPI-U at termination	2.26% at termination	Receive	9/10/2034	USD1,538,000	—	33,205	33,205
CPI-U at termination	2.28% at termination	Receive	9/9/2034	USD15,144,000	(20,703)	317,753	297,050
CPI-U at termination	2.31% at termination	Receive	8/7/2034	USD58,392,000	(16,648)	954,998	938,350
CPI-U at termination	2.31% at termination	Receive	8/7/2034	USD12,889,000	13,712	210,948	224,660
CPI-U at termination	2.41% at termination	Receive	10/2/2034	USD7,474,000	—	68,085	68,085
CPI-U at termination	2.45% at termination	Receive	12/3/2034	USD3,639,000	—	21,189	21,189
CPI-U at termination	2.49% at termination	Receive	11/4/2027	USD62,022,000	(35,693)	428,278	392,585
CPI-U at termination	2.49% at termination	Receive	10/28/2034	USD22,232,000	(5,794)	58,662	52,868
CPI-U at termination	2.50% at termination	Receive	11/5/2027	USD43,501,000	—	257,360	257,360
CPI-U at termination	2.50% at termination	Receive	11/7/2034	USD1,989,000	—	3,556	3,556
CPI-U at termination	2.56% at termination	Receive	1/31/2030	USD5,542,000	—	4,255	4,255
CPI-U at termination	2.63% at termination	Receive	3/3/2028	USD30,665,000	34,431	(28,825)	5,606
CPI-U at termination	2.65% at termination	Receive	2/10/2028	USD59,075,000	4,007	12,907	16,914
CPI-U at termination	2.66% at termination	Receive	1/31/2026	USD20,572,000	—	60,047	60,047
CPI-U at termination	2.74% at termination	Receive	3/3/2027	USD44,805,000	27,946	(21,014)	6,932
					1,258	2,381,404	2,382,662
CPI-U at termination	2.51% at termination	Receive	2/28/2035	USD46,170,000	—	(19,769)	(19,769)
CPI-U at termination	2.56% at termination	Receive	1/31/2035	USD8,658,000	—	(36,539)	(36,539)
CPI-U at termination	2.59% at termination	Receive	2/4/2035	USD15,673,000	—	(98,003)	(98,003)
CPI-U at termination	2.60% at termination	Receive	2/6/2030	USD134,335,000	(116,460)	(12,571)	(129,031)
CPI-U at termination	2.67% at termination	Receive	2/6/2028	USD28,366,000	—	(4,366)	(4,366)
					(116,460)	(171,248)	(287,708)
					(115,202)	2,210,156	2,094,954

Abbreviations
CPI-U	Consumer Price Index for All Urban Consumers
USD	United States Dollar

(a)	Value of floating rate index at February 28, 2025 was as follows:

FLOATING RATE INDEX	VALUE
CPI-U	3.19%
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of February 28, 2025:

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.IG.43-V1	1.00	Quarterly	12/20/2029	0.50	USD 91,490,000	(1,898,032)	(292,843)	(2,190,875)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Exchange-Traded Funds	February 28, 2025

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar
Centrally Cleared interest rate swap contracts outstanding as of February 28, 2025:

FLOATING RATE INDEX (a)	FIXED RATE %	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
1 day SOFR annually	3.88 annually	Receive	8/15/2034	USD21,469,000	4,337	(194,035)	(189,698)
1 day SOFR annually	4.10 annually	Receive	2/15/2035	USD13,505,000	—	(370,801)	(370,801)
					4,337	(564,836)	(560,499)

Abbreviations
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

(a)	Value of floating rate index at February 28, 2025 was as follows:

FLOATING RATE INDEX	VALUE
1 day SOFR	4.39%
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	17

JPMorgan Realty Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.1%
Apartments — 14.1%
American Homes 4 Rent, Class A, REIT	344,147	12,736,881
Camden Property Trust, REIT	116,385	14,438,723
Equity LifeStyle Properties, Inc., REIT	121,856	8,356,885
Essex Property Trust, Inc., REIT	30,398	9,471,105
UDR, Inc., REIT	310,069	14,008,917
		59,012,511
Diversified — 33.0%
American Tower Corp., REIT	196,221	40,346,962
Digital Realty Trust, Inc., REIT	105,179	16,441,581
Equinix, Inc., REIT	37,452	33,879,828
Outfront Media, Inc., REIT	265,334	4,935,212
SBA Communications Corp., REIT	65,771	14,331,501
VICI Properties, Inc., REIT	430,792	13,996,432
Weyerhaeuser Co., REIT	182,865	5,504,237
WP Carey, Inc., REIT	136,779	8,782,580
		138,218,333
Health Care — 19.3%
Alexandria Real Estate Equities, Inc., REIT	160,265	16,388,699
Healthpeak Properties, Inc., REIT	165,154	3,379,051
Ventas, Inc., REIT	348,053	24,078,306
Welltower, Inc., REIT	242,135	37,170,144
		81,016,200
Hotels — 3.2%
Host Hotels & Resorts, Inc., REIT	627,991	10,129,495
Pebblebrook Hotel Trust, REIT	270,681	3,342,910
		13,472,405
Industrial — 10.9%
Americold Realty Trust, Inc., REIT	374,928	8,597,099
EastGroup Properties, Inc., REIT	69,977	12,795,294
Prologis, Inc., REIT	194,044	24,045,933
		45,438,326
Office — 5.7%
BXP, Inc., REIT	62,233	4,414,187
INVESTMENTS	SHARES	VALUE($)

Office — continued
COPT Defense Properties, REIT	264,279	7,143,461
Cousins Properties, Inc., REIT	255,817	7,758,930
Hudson Pacific Properties, Inc., REIT	1,319,596	4,328,275
		23,644,853
Shopping Centers — 4.6%
Federal Realty Investment Trust, REIT	130,405	13,747,295
Kite Realty Group Trust, REIT	239,440	5,490,359
		19,237,654
Storage — 7.3%
CubeSmart, REIT	161,758	6,677,370
Extra Space Storage, Inc., REIT	156,739	23,912,102
		30,589,472
Total Common Stocks (Cost $356,493,057)		410,629,754
Short-Term Investments — 2.3%
Investment Companies — 2.3%
JPMorgan Prime Money Market Fund Class IM Shares, 4.43% (a) (b) (Cost $9,707,705)	9,705,285	9,709,167
Total Investments — 100.4% (Cost $366,200,762)		420,338,921
Liabilities in Excess of Other Assets — (0.4)%		(1,534,668)
NET ASSETS — 100.0%		418,804,253

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

18	Realty Income ETF	February 28, 2025

STATEMENTS OF ASSETS AND LIABILITIES
AS OF February 28, 2025

	JPMorgan Inflation Managed Bond ETF	JPMorgan Realty Income ETF
ASSETS:
Investments in non-affiliates, at value	$667,606,881	$410,629,754
Investments in affiliates, at value	10,430,555	9,709,167
Cash	56,418	—
Deposits at broker for centrally cleared swaps	40,000	—
Receivables:
Investment securities sold	5,027,799	2,520,206
Interest from non-affiliates	4,112,837	—
Dividends from non-affiliates	—	347,890
Dividends from affiliates	1,266	1,179
Variation margin on futures contracts	940,719	—
Other assets	—	61,732
Total Assets	688,216,475	423,269,928
LIABILITIES:
Payables:
Due to custodian	—	2,461
Investment securities purchased	1,195,076	3,507,784
Investment securities purchased — delayed delivery securities	1,098,592	—
Fund shares redeemed	9,556,232	693,487
Variation margin on centrally cleared swaps	13,082	—
Accrued liabilities:
Investment advisory fees	67,580	123,163
Administration fees	38,662	23,654
Printing and mailing costs	38,316	50,367
Custodian and accounting fees	24,041	5,544
Trustees’ and Chief Compliance Officer’s fees	44	29
Other	57,230	59,186
Total Liabilities	12,088,855	4,465,675
Net Assets	$676,127,620	$418,804,253
NET ASSETS:
Paid-in-Capital	$743,512,992	$404,008,709
Total distributable earnings (loss)	(67,385,372)	14,795,544
Total Net Assets	$676,127,620	$418,804,253
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	14,143,210	8,447,859
Net asset value, per share	$47.81	$49.58
Cost of investments in non-affiliates	$676,658,820	$356,493,057
Cost of investments in affiliates	10,428,876	9,707,705
Net upfront receipts on centrally cleared swaps	(2,008,897)	—
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	19

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED February 28, 2025

	JPMorgan Inflation Managed Bond ETF	JPMorgan Realty Income ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$27,846,616	$—
Interest income from affiliates	668	50
Dividend income from non-affiliates	—	10,135,006
Dividend income from affiliates	1,452,190	425,425
Income from securities lending (net) (See Note 2.D.)	—	436
Other	—	140,406
Total investment income	29,299,474	10,701,323
EXPENSES:
Investment advisory fees	1,850,954	2,201,685
Administration fees	495,794	275,210
Custodian and accounting fees	102,836	17,971
Interest expense to non-affiliates	6,478	—
Interest expense to affiliates	3,319	—
Professional fees	97,183	67,315
Trustees’ and Chief Compliance Officer’s fees	27,122	26,370
Registration and filing fees	7,711	7,453
Other	10,360	8,083
Total expenses	2,601,757	2,604,087
Less fees waived	(32,251)	(9,775)
Less expense reimbursements	(939,230)	(768,147)
Net expenses	1,630,276	1,826,165
Net investment income (loss)	27,669,198	8,875,158
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	185,669	7,138,503
Investments in affiliates	(15,269)	(235)
In-kind redemptions of investments in non-affiliates (See Note 4)	—	12,773,448
Futures contracts	(296,401)	—
Swaps	369,245	—
Net realized gain (loss)	243,244	19,911,716
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	15,190,339	29,149,061
Investments in affiliates	1,654	714
Futures contracts	973,597	—
Swaps	2,526,578	—
Change in net unrealized appreciation/depreciation	18,692,168	29,149,775
Net realized/unrealized gains (losses)	18,935,412	49,061,491
Change in net assets resulting from operations	$46,604,610	$57,936,649
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Exchange-Traded Funds	February 28, 2025

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

	JPMorgan Inflation Managed Bond ETF		JPMorgan Realty Income ETF
	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2025	Year Ended February 29, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$27,669,198	$20,455,183	$8,875,158	$10,311,490
Net realized gain (loss)	243,244	(24,677,555)	19,911,716	14,743,926
Change in net unrealized appreciation/depreciation	18,692,168	31,022,196	29,149,775	(10,239,567)
Change in net assets resulting from operations	46,604,610	26,799,824	57,936,649	14,815,849
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(26,879,361)	(20,130,287)	(8,131,929)	(13,660,855)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(4,547,838)	(250,326,185)	40,921,260	(182,630,956)
NET ASSETS:
Change in net assets	15,177,411	(243,656,648)	90,725,980	(181,475,962)
Beginning of period	660,950,209	904,606,857	328,078,273	509,554,235
End of period	$676,127,620	$660,950,209	$418,804,253	$328,078,273
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$42,299,161	$227,217,150	$88,400,458	$30,379,220
Cost of shares redeemed	(46,846,999)	(477,543,335)	(47,479,198)	(213,010,176)
Total change in net assets resulting from capital transactions	$(4,547,838)	$(250,326,185)	$40,921,260	$(182,630,956)
SHARE TRANSACTIONS:
Issued	900,000	4,900,000	1,900,000	725,000
Redeemed	(1,000,000)	(10,200,000)	(975,000)	(5,000,000)
Net increase (decrease) in shares from share transactions	(100,000)	(5,300,000)	925,000	(4,275,000)
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	21

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance(a)
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Inflation Managed Bond ETF (f)
Year Ended February 28, 2025	$46.40	$1.97	$1.36	$3.33	$(1.92)	$—	$(1.92)
Year Ended February 29, 2024	46.29	1.74	0.01	1.75	(1.64)	—	(1.64)
Year Ended February 28, 2023	51.43	1.63	(5.05)	(3.42)	(1.58)	(0.14)	(1.72)
Year Ended February 28, 2022	50.58	1.27	0.85	2.12	(1.27)	—	(1.27)
Year Ended February 28, 2021	49.26	0.94	1.32	2.26	(0.94)	—	(0.94)
JPMorgan Realty Income ETF (g)
Year Ended February 28, 2025	43.61	1.13	5.89	7.02	(1.05)	—	(1.05)
Year Ended February 29, 2024	43.19	1.16	0.73	1.89	(1.47)	—	(1.47)
Year Ended February 28, 2023	62.71	0.98 (h)	(9.14)	(8.16)	(0.76)	(10.60)	(11.36)
Year Ended February 28, 2022	54.76	0.64	13.05	13.69	(0.80)	(4.94)	(5.74)
Year Ended February 28, 2021	54.40	0.84	1.89	2.73	(0.72)	(1.65)	(2.37)

(a)
Per Share amounts reflect the conversion of the JPMorgan Inflation Managed Bond Fund into the JPMorgan Inflation Managed Bond ETF as of the close of business on April 8, 2022 and the conversion of the JPMorgan Realty Income Fund into the JPMorgan Realty Income ETF as of the close of business on May 20,
2022.

(b)	Calculated based upon average shares outstanding.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)
JPMorgan Inflation Managed Bond ETF acquired all of the assets and liabilities of the JPMorgan Inflation Managed Bond Fund (“Predecessor Fund”) in a
reorganization that occurred as of the close of business on April 8, 2022. Market price returns are calculated using the official closing price of the JPMorgan
Inflation Managed Bond ETF on the listing exchange as of the time that the JPMorgan Inflation Managed Bond ETF's net asset value ("NAV") is calculated. Prior to the JPMorgan Inflation Managed Bond ETF's listing on April, 11, 2022, the net asset value ("NAV") performance of the Class R6 Shares of the Predecessor Fund are
used as proxy market price returns.

(e)
JPMorgan Realty Income ETF acquired all of the assets and liabilities of the JPMorgan Realty Income Fund (“Predecessor Fund”) in a reorganization that occurred as of the close of business on May 20, 2022. Market price returns are calculated using the official closing price of the JPMorgan Realty Income ETF on the listing exchange as of the time that the JPMorgan Realty Income ETF's net asset value ("NAV") is calculated. Prior to the JPMorgan Realty Income ETF's listing on May 23,
2022, the net asset value ("NAV") performance of the Class R6 Shares of the Predecessor Fund are used as proxy market price returns.

(f)
JPMorgan Inflation Managed Bond ETF (the “Fund”) acquired all of the assets and liabilities of the JPMorgan Inflation Managed Bond Fund (“Predecessor Fund”) in
a reorganization that occurred as of the close of business on April 8, 2022. Performance and financial history of the Predecessor Fund’s Class R6 Shares have been adopted by the Fund and will be used going forward. As a result, the financial highlight information reflects that of the Predecessor Fund’s Class R6 Shares for the period March 1, 2020 up through the reorganization.

(g)
JPMorgan Realty Income ETF (the “Fund”) acquired all of the assets and liabilities of the JPMorgan Realty Income Fund (“Predecessor Fund”) in a reorganization that occurred as of the close of business on May 20, 2022. Performance and financial history of the Predecessor Fund’s Class R6 Shares have been adopted by the
Fund and will be used going forward. As a result, the financial highlight information reflects that of the Predecessor Fund’s Class R6 Shares for the period March
1, 2020 up through the reorganization.

(h)
Reflects special dividends paid out during the period by several of the Fund’s holdings. Had the Fund not received the special dividends, the net investment income (loss) per share would have been $0.81 and the net investment income (loss) ratio would have been 1.59%,

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Exchange-Traded Funds	February 28, 2025

		Ratios/Supplemental data
					Ratios to average net assets
Net asset value, end of period	Market price, end of period	Total return(c)	Market price total return(d)(e)	Net assets, end of period	Net expenses	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$47.81	$48.05	7.34%	7.71%	$676,127,620	0.25%	4.19%	0.39%	110%
46.40	46.47	3.86	3.86	660,950,209	0.25	3.75	0.40	60
46.29	46.36	(6.73)	(6.59)	904,606,857	0.26	3.38	0.41	107
51.43	51.43	4.23	4.23	897,545,065	0.34	2.49	0.39	159
50.58	50.58	4.70	4.70	1,172,320,983	0.34	1.93	0.38	89

49.58	49.60	16.27	16.45	418,804,253	0.50	2.42	0.71	77
43.61	43.56	4.54	4.28	328,078,273	0.50	2.78	0.72	96
43.19	43.25	(13.43)	(13.31)	509,554,235	0.55	1.93 (h)	0.72	84
62.71	62.71	24.69	24.69	1,450,453,154	0.68	0.98	0.70	59
54.76	54.76	5.38	5.38	1,663,701,422	0.68	1.67	0.70	90
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	23

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025
1. Organization
J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) was formed on February 25, 2010, and is governed by a Declaration of Trust as amended and restated February 19, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The following are 2 separate funds of the Trust (each, a "Fund" and collectively, the "Funds") covered by this report:
Diversification Classification
JPMorgan Inflation Managed Bond ETF	Diversified
JPMorgan Realty Income ETF	Non-Diversified
Pursuant to an Agreement and Plan of Reorganization and Liquidation previously approved by the Board of Trustees (the “Board”) of the applicable mutual fund trust, the following mutual funds (each, an “Acquired Fund” and collectively the “Acquired Funds”) were each reorganized into a newly created exchange-traded fund (each, a “Reorganization”) as of the close of business on the dates noted below (each, a “Closing Date”):
Acquired Fund	Fund	Closing Date
JPMorgan Inflation Managed Bond Fund	JPMorgan Inflation Managed Bond ETF	April 8, 2022
JPMorgan Realty Income Fund	JPMorgan Realty Income ETF	May 20, 2022
Following its Reorganization, each Acquired Fund’s performance (Class R6 Shares) and financial history were adopted by the new Fund. In connection with each Reorganization, each shareholder of an Acquired Fund (except as noted below) received shares of the surviving Fund equal in value to the number of shares of the Acquired Fund they owned on the Closing Date, including a cash payment in lieu of fractional shares of the Fund, which cash payment might have been taxable. Shareholders of an Acquired Fund who did not hold their shares through a brokerage account that could accept shares of the Fund on the Closing Date had their Acquired Funds shares liquidated, and such shareholders received cash equal in value to their Acquired Funds shares, which cash payment might have been taxable. Shareholders of an Acquired Fund who held their shares through a fund direct individual retirement account and did not take action prior to the applicable Reorganization had their Acquired Fund shares exchanged for Morgan Shares of the JPMorgan U.S. Government Money Market Fund equal in value to their Acquired Fund shares. Each Fund has the same investment adviser, investment objective and fundamental investment policies and substantially similar investment strategies as its Acquired Fund. Effective as of the close of business on its Closing Date, each Acquired Fund ceased operations in connection with the consummation of its Reorganization.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
Costs incurred by the Funds and the Acquired Funds associated with each Reorganization (including the legal costs associated with each Reorganization) were borne by the Adviser by waiving fees or reimbursing expenses to offset the costs incurred by each Fund or Acquired Fund associated with each Reorganization, including any brokerage fees and expenses incurred by the Fund or Acquired Fund related to the disposition and acquisition of assets as part of each Reorganization. Brokerage fees and expenses related to the disposition and acquisition of assets (including any disposition to raise cash to pay redemption proceeds) that were incurred in the ordinary course of business were borne by the Funds and the Acquired Funds. The management fee of each Fund is the same as the management fee of the corresponding Acquired Fund. The total annual fund operating expenses of each Fund is expected to be lower than the net expenses of each share class of the Acquired Fund after taking into consideration the expense limitation agreement the Adviser has entered into with the Funds for a term ending June 30, 2025. Each Reorganization did not result in the material change to the Acquired Funds' portfolio holdings. There are no material differences in accounting policies of the Acquired Funds as compared to those of the Funds. Each Fund did not purchase or sell securities following its Reorganization for purposes of realigning its investment portfolio. Accordingly, each Reorganization of an Acquired Fund did not affect the corresponding Fund’s portfolio turnover ratios for the year ended February 28, 2023.
The investment objective of JPMorgan Inflation Managed Bond ETF ("Inflation Managed Bond ETF") is to seek to maximize inflation protected total return.
The investment objective of JPMorgan Realty Income ETF ("Realty Income ETF") is to seek to provide high total investment return through a combination of capital appreciation and current income.
Shares of each Fund are listed and traded at market price on an exchange as follows:
Listing Exchange
Inflation Managed Bond ETF	Cboe BZX Exchange, Inc.
Realty Income ETF	NYSE Arca, Inc.
Market prices for the Funds’ shares may be different from their net asset value (“NAV”).

24	J.P. Morgan Exchange-Traded Funds	February 28, 2025

The Funds issue and redeem their shares on a continuous basis, through JPMorgan Distribution Services, Inc. (the “Distributor” or “JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, at NAV in large blocks of shares, referred to as “Creation Units”. Creation Units are issued and redeemed in exchange for a basket of securities and/or cash. Shares are generally traded in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Only individuals or institutions that have entered into an authorized participant agreement with the Distributor may do business directly with the Funds (each, an “Authorized Participant”).
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Board, which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission (“SEC”) Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Funds' investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Boards. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the NAV of the Funds are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Swaps are valued utilizing market quotations from approved Pricing Services.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	25

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025 (continued)
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
Inflation Managed Bond ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$62,481,857	$1,585,635	$64,067,492
Collateralized Mortgage Obligations	—	35,670,908	207	35,671,115
Commercial Mortgage-Backed Securities	—	35,395,057	—	35,395,057
Corporate Bonds	—	193,488,059	—	193,488,059
Foreign Government Securities	—	2,140,563	—	2,140,563
Mortgage-Backed Securities	—	109,787,816	—	109,787,816
U.S. Treasury Obligations	—	227,056,779	—	227,056,779
Short-Term Investments
Investment Companies	10,430,555	—	—	10,430,555
Total Investments in Securities	$10,430,555	$666,021,039	$1,585,842	$678,037,436
Appreciation in Other Financial Instruments
Futures Contracts	$1,257,669	$—	$—	$1,257,669
Swaps	—	2,431,243	—	2,431,243
Depreciation in Other Financial Instruments
Futures Contracts	$(153,837)	$—	$—	$(153,837)
Swaps	—	(1,078,766)	—	(1,078,766)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$1,103,832	$1,352,477	$—	$2,456,309

Realty Income ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$420,338,921	$—	$—	$420,338,921

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of February 28, 2025, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.

26	J.P. Morgan Exchange-Traded Funds	February 28, 2025

C. When-Issued Securities, Delayed Delivery Securities and Forward Commitments— Inflation Managed Bond ETF purchased when-issued securities, including To-Be-Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.
Inflation Managed Bond ETF had when-issued securities, delayed delivery securities or forward commitments outstanding as of February 28, 2025, which are shown as a Receivable for Investment securities sold — delayed delivery securities and/or a Payable for Investment securities purchased — delayed delivery securities, respectively, on the Statement of Assets and Liabilities. The values of these securities held at February 28, 2025 are detailed on the SOI, if any.
D. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
JPMIM voluntarily waived management fees charged to the Fund to reduce the impact of the cash collateral investment in the JPMorgan U.S. Government Money Market Fund from 0.13% to 0.06%. For the year ended February 28, 2025, JPMIM waived fees associated with the Fund's investment in the JPMorgan U.S. Government Money Market Fund as follows:
Realty Income ETF	$10
The above waiver is included in the determination of earnings on cash collateral investment and in the calculation of Citibank’s compensation and is included on the Statements of Operations as Income from securities lending (net).
Inflation Managed Bond ETF did not lend out any securities during the year ended February 28, 2025. Realty Income ETF did not have any securities out on loan at February 28, 2025.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	27

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025 (continued)
E. Investment Transactions with Affiliates— The Funds invested in Underlying Funds advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
Inflation Managed Bond ETF
For the year ended February 28, 2025
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2025	Shares at February 28, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.43% (a) (b)	$100,751,178	$142,612,644	$232,919,652	$(15,269)	$1,654	$10,430,555	10,426,384	$1,452,190	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2025.

Realty Income ETF
For the year ended February 28, 2025
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2025	Shares at February 28, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.43% (a) (b)	$11,028,308	$50,883,903	$52,203,523	$(235)	$714	$9,709,167	9,705,285	$425,425	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (a) (b)	—	6,281,626	6,281,626	—	—	—	—	4,082 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.32% (a) (b)	—	2,457,400	2,457,400	—	—	—	—	462 *	—
Total	$11,028,308	$59,622,929	$60,942,549	$(235)	$714	$9,709,167		$429,969	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).
F. Derivatives—Inflation Managed Bond ETF used derivative instruments including futures contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Funds may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing the Funds to close out their position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds' risk of loss associated with these instruments may exceed their value, as recorded on the Statements of Assets and Liabilities.
The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds' ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds' net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a

28	J.P. Morgan Exchange-Traded Funds	February 28, 2025

counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark-to-market gains to the Funds.
Notes F(1) — F(3) below describe the various derivatives used by the Funds.
(1) Futures Contracts— Inflation Managed Bond ETF used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOI, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Fund to interest rate risk. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2) Swaps— Inflation Managed Bond ETF engaged in various swap transactions including total return basket swaps, to manage total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between a fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, on the Statements of Assets and Liabilities and are amortized over the term of the swap. The value of an OTC swap agreement is recorded as either an asset or a liability on the Statements of Assets and Liabilities at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Portfolio Investments, while cash deposited, which is considered restricted, is reported as Deposits at broker for centrally cleared swaps on the Statements of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statements of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as Change in net unrealized appreciation/depreciation on swaps on the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as restricted cash. Collateral received by the Fund is held in a separate segregated account maintained by JPMorgan Chase Bank, N.A, an affiliate of the Fund.
The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over-the-counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and (iv) documentation risk relating to disagreement over contract terms.
The Fund’s OTC swap contracts are subject to master netting arrangements.
Credit Default Swaps

February 28, 2025	J.P. Morgan Exchange-Traded Funds	29

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025 (continued)
Inflation Managed Bond ETF entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Fund, as protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected on the Statements of Assets and Liabilities. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.
Inflation-Linked Swaps
Inflation Managed Bond ETF used inflation-linked swaps to provide inflation protection within its portfolio. These are agreements between counterparties to exchange interest payments based on interest rates over the life of the swap. One cash flow stream will typically be a floating rate payment based upon the Consumer Price Index upon while the other is a pre-determined fixed interest rate. The use of swaps exposes the Fund to interest rate risk.
(3) Summary of Derivatives Information—The following table presents the value of derivatives held as of February 28, 2025, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities:
Inflation Managed Bond ETF
Interest Rate Risk Exposure:
Unrealized Appreciation on Futures Contracts *	$1,257,669
Swaps at Value (Assets) **	2,382,662
Unrealized Depreciation on Futures Contracts *	(153,837)
Swaps at Value (Liabilities) **	(848,207)
Credit Risk Exposure:
Swaps at Value (Liabilities) **	(2,190,875)
Net Fair Value of Derivative Contracts:
Unrealized Appreciation (Depreciation) on Futures Contracts *	1,103,832
Swaps at Value **	(656,420)

*	Includes cumulative appreciation/(depreciation) on futures contracts, if any, as reported on the SOIs. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
**	Includes the fair value of centrally cleared swap contracts as reported on the SOIs. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

30	J.P. Morgan Exchange-Traded Funds	February 28, 2025

The following table presents the effect of derivatives on the Statements of Operations for the year ended February 28, 2025, by primary underlying risk exposure:
Inflation Managed Bond ETF
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Interest Rate Risk Exposure:
Futures Contracts	$(296,401)
Swap Contracts	2,008,804
Credit Exposure Risk:
Swap Contracts	(1,639,559)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Interest Rate Risk Exposure:
Futures Contracts	$973,597
Swap Contracts	2,057,034
Credit Exposure Risk:
Swap Contracts	469,544
Derivatives Volume
The table below discloses the volume of the Fund’s futures contracts and swaps activity during the year ended February 28, 2025. Please refer to the tables in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity:
Inflation Managed Bond ETF
Futures Contracts:
Average Notional Balance Long	$200,920,261
Average Notional Balance Short	(71,486,398)
Ending Notional Balance Long	203,868,804
Ending Notional Balance Short	(31,042,094)
Interest Rate-Related Swaps (Inflation-Linked Swaps):
Average Notional Balance - Pays Fixed Rate	524,221,811
Average Notional Balance - Receives Fixed Rate	64,767,538
Ending Notional Balance - Pays Fixed Rate	657,655,000
Credit Default Swaps:
Average Notional Balance - Buy Protection	92,778,000
Ending Notional Balance - Buy Protection	91,490,000
G. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts. Dividend income and distributions of net investment income and realized capital gains from the Underlying Funds, if any, are recorded on the ex-dividend date or when a Fund first learns of the dividend.
Inflation Managed Bond ETF invests in treasury inflation protected securities ("TIPS"). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as increases or decreases to interest income on the Statements of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	31

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025 (continued)
H. Allocation of Income and Expenses— Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trust are allocated among the applicable funds.
I. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of February 28, 2025, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
J. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least monthly for Inflation Managed Bond ETF and at least quarterly for Realty Income ETF. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
The following amounts were reclassified within the capital accounts:
	Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
Inflation Managed Bond ETF	$—	$67,954	$(67,954)
Realty Income ETF	11,606,037	(7,346)	(11,598,691)
The reclassifications for the Funds relate primarily to redemptions in-kind and tax adjustments on certain investments.
K. Segment Reporting — The Funds adopted FASB Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The adoption of this new standard impacted financial statement disclosures only and did not affect the financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Funds and the chief executive officer and chief financial officer act as the CODM. Each Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
L. Recent Accounting Pronouncement — In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09 (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee— Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate based on each Fund’s respective average daily net assets. The annual rate for each Fund is as follows:

Inflation Managed Bond ETF	0.28%
Realty Income ETF	0.60
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.E.

32	J.P. Morgan Exchange-Traded Funds	February 28, 2025

B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund's respective average daily net assets, plus 0.050% of each Fund's respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund's respective average daily net assets between $20 billion and $25 billion, plus 0.010% of each Fund's respective average daily net assets in excess of $25 billion. For the year ended February 28, 2025, the effective rate was 0.075% of each Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.E.
JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the administration fees payable to JPMIM.
C. Distribution Fees— The Distributor or its agent distributes Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of each Fund. JPMDS receives no fees for their distribution services under the distribution agreement with the Trust (the “Distribution Agreement”). Although the Trust does not pay any fees under the Distribution Agreement, JPMIM pays JPMDS for certain distribution related services.
D. Custodian, Accounting and Transfer Agent Fees— JPMCB provides portfolio custody, accounting and transfer agency services (effective as of the Closing Date) to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations. The amounts paid directly to JPMCB by the Funds for transfer agency services are included in Transfer agency fees on the Statements of Operations.
Additionally, Authorized Participants generally pay transaction fees associated with the creation and redemption of Fund shares. These fees are used to offset certain custodian charges incurred by the Funds for these transactions.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.
E. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS had contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.25% of Inflation Managed Bond ETF's average daily net assets and 0.50% of Realty Income ETF's average daily net assets.
The expense limitation agreements were in effect for the year ended February 28, 2025 and the contractual expense limitations are in place until at least June 30, 2025.
For the year ended February 28, 2025, the Funds' service providers waived fees and/or reimbursed expenses for the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

Contractual Reimbursements
Inflation Managed Bond ETF	$939,230
Realty Income ETF	768,147
Additionally, the Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund’s investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/ or reimbursed expenses in future years.
The amounts of these waivers resulting from investments in these money market funds for the year ended February 28, 2025 were as follows:

Inflation Managed Bond ETF	$32,251
Realty Income ETF	9,775
F. Other— Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	33

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025 (continued)
The Board designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. The Funds, along with certain other affiliated funds, make reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
During the year ended February 28, 2025, the Funds purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The SEC has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the year ended February 28, 2025, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Inflation Managed Bond ETF	$362,342,579	$450,270,211	$352,386,023	$269,502,397
Realty Income ETF	284,573,834	277,493,261	—	—
For the year ended February 28, 2025, in-kind transactions associated with creations and redemptions were as follows:
	In-Kind Purchases	In-Kind Sales
Realty Income ETF	$82,726,617	$44,515,927
During the year ended February 28, 2025, the Funds delivered portfolio securities for the redemption of Fund shares (in-kind redemptions). Cash and portfolio securities were transferred for redemptions at fair value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each in-kind redemption transaction.
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at February 28, 2025 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Inflation Managed Bond ETF	$686,533,864	$7,268,043	$15,317,059	$(8,049,016)
Realty Income ETF	373,523,366	52,354,865	5,539,310	46,815,555
The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to tax adjustments on certain derivatives and wash sale loss deferrals.
The tax character of distributions paid during the year ended February 28, 2025 was as follows:
	Ordinary Income*	Total Distributions Paid
Inflation Managed Bond ETF	$26,879,361	$26,879,361
Realty Income ETF	8,131,929	8,131,929

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

34	J.P. Morgan Exchange-Traded Funds	February 28, 2025

The tax character of distributions paid during the year ended February 29, 2024 was as follows:
	Ordinary Income*	Total Distributions Paid
Inflation Managed Bond ETF	$20,130,287	$20,130,287
Realty Income ETF	13,660,855	13,660,855

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
As of February 28, 2025, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:
	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
Inflation Managed Bond ETF	$1,798,737	$(60,589,216)	$(8,532,899)
Realty Income ETF	1,747,033	(33,532,265)	46,815,555

The cumulative timing differences primarily consist of tax adjustments on certain derivatives, straddle loss deferral and wash sale loss deferrals.
As of February 28, 2025, the following Funds had net capital loss carryforwards, which are available to offset future realized gains:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
Inflation Managed Bond ETF	$1,666,286	$58,922,930
Realty Income ETF	23,362,387	10,169,878
Net capital losses (gains) incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended February 28, 2025, the Funds deferred to March 1, 2025 the following net capital losses (gains) of:
Net Capital Losses (Gains)
Short-Term
Realty Income ETF	$169,249
During the year ended February 28, 2025, the following Funds utilized capital loss carryforwards as follows:
Capital Loss Utilized
Short-Term
Inflation Managed Bond ETF	$1,849,598
Realty Income ETF	9,504,555
6. Capital Share Transactions
The Trust issues and redeems shares of the Funds only in Creation Units through the Distributor at NAV. Capital shares transactions detail can be found in the Statements of Changes in Net Assets.
Shares of the Funds may only be purchased or redeemed by Authorized Participants. Such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Funds' shares outstanding and act as executing or clearing broker for investment transactions on behalf of the Funds. An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”); or (2) a DTC Participant; which, in either case, must have executed an agreement with the Distributor.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	35

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025 (continued)
Creation Units of a Fund may be created in advance of receipt by the Trust of all or a portion of the applicable basket of equity securities and other instruments (“Deposit Instruments”) and cash as described in the Funds’ registration statement. In these instances, the initial Deposit Instruments and cash must be deposited in an amount equal to the sum of the cash amount, plus at least 105% for the Funds, of the market value of undelivered Deposit Instruments. A transaction fee may be imposed to offset transfer and other transaction costs associated with the purchase or redemption of Creation Units.
Authorized Participants transacting in Creation Units for cash may also pay a variable fee to compensate the relevant fund for market impact expenses relating to investing in portfolio securities. Such variable fees, if any, are included in “Proceeds from shares issued” in the Statements of Changes in Net Assets.
7. Borrowings
Effective November 1, 2022, the Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund, during the year ended February 28, 2025.
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 28, 2025.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the year ended February 28, 2025.
Effective August 8, 2023, the Trust, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), has entered into an existing joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. Although the Trust was effectively part of the Credit Facility as of August 8, 2023, it was not eligible to draw on the Credit Facility, and did not incur costs associated with being a part of the Credit Facility up through May 30, 2024.
This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater of the federal funds effective rate or the one-month Adjusted Secured Overnight Financing Rate (SOFR).
The Funds did not utilize the Credit Facility during the period March 1, 2024 through May 30, 2024.
Effective May 31, 2024, the Funds are no longer part of the Credit Facility.
8. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

36	J.P. Morgan Exchange-Traded Funds	February 28, 2025

As of February 28, 2025, JPMorgan SmartRetirement Funds and JPMorgan SmartRetirement Blend Funds, which are affiliated funds of funds, each owned in the aggregate, shares representing more than 10% of the net assets of the Funds as follows:
	JPMorgan SmartRetirement Funds	JPMorgan SmartRetirement Blend Funds
Inflation Managed Bond ETF	41.9%	30.5%
Realty Income ETF	68.5	—
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in shares trading significantly above (at a premium) or below (at a discount) to the NAV or to the intraday value of the Funds’ holdings. During such periods, investors may incur significant losses if shares are sold.
Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Funds to sell or otherwise close a derivatives position could expose the Funds to losses and could make derivatives more difficult for the Funds to value accurately.
Inflation Managed Bond ETF invests in Inflation-linked debt securities which are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decline when real interest rates increase.
Unlike conventional bonds, the principal and interest payments of inflation protected securities such as TIPS are adjusted periodically to a specified rate of inflation (e.g., CPI-U). There can be no assurance that the inflation index used will accurately measure the actual rate of inflation. These securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index.
Inflation Managed Bond ETF is subject to interest rate risk. Investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate loans and other variable and floating rate securities. Although these investments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to accurately predict the pace at which central banks or monetary authorities may change interest rates or the timing, frequency, or magnitude of such changes, and the evaluation of macro-economic and other conditions could cause a change in approach in the future. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments.
Inflation Managed Bond ETF is subject to credit risk. The Fund's investments are subject to the risk that an issuer and/or a counterparty will not make payments when due or default completely. Prices of the Fund's investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund's securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
The Funds are also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds.
Because Realty Income ETF invests in Real Estate Investment Trusts (“REITs”), the Fund may be subject to certain risks similar to those associated with direct investments in real estate. REITs may be affected by changes in the value of their underlying properties and by defaults by tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareholders, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time.
Realty Income ETF invests in companies with relatively small market capitalizations. Investments in companies with relatively small market capitalizations may involve greater risk than is usually associated with stocks of larger companies. These securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with larger capitalizations.
Since Realty Income ETF is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s shares being more sensitive to economic results of those issuing the securities.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Underlying Index or in a

February 28, 2025	J.P. Morgan Exchange-Traded Funds	37

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025 (continued)
Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.

38	J.P. Morgan Exchange-Traded Funds	February 28, 2025

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Boards of Trustees of J.P. Morgan Exchange-Traded Fund Trust and Shareholders of JPMorgan Inflation Managed Bond ETF and JPMorgan Realty Income ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of JPMorgan Inflation Managed Bond ETF and JPMorgan Realty Income ETF (two of the funds constituting J.P. Morgan Exchange-Traded Fund Trust, hereafter collectively referred to as the "Funds") as of February 28, 2025, the related statements of operations for the year ended February 28, 2025, the statements of changes in net assets for each of the two years in the period ended February 28, 2025, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2025 and each of the financial highlights for each of the five years in the period ended February 28, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
New York, New York
April 29, 2025
We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	39

TAX LETTER
(Unaudited)
(Dollar values in thousands)
Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds' income and distributions for the taxable year ended February 28, 2025. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2025. The information necessary to complete your income tax returns for the calendar year ending December 31, 2025 will be provided under separate cover.
Qualified Interest Income (QII) and Short-Term Capital Gain
The Fund listed below paid the following amount, or maximum allowable amount, of ordinary distributions treated as qualified interest income and short-term capital gains for the fiscal year ended February 28, 2025:
Qualified Interest Income
JPMorgan Inflation Managed Bond ETF	$23,849,348
Section 199A Income
The Fund listed below had the following amount, or maximum allowable amount, of ordinary income distributions treated as 199A dividends for the fiscal year ended February 28, 2025.
Qualified Business Income
JPMorgan Realty Income ETF	$7,898,125
Treasury Income
The Fund listed below had the following percentage, or maximum allowable percentage, of income earned from direct U.S. Treasury Obligations for the fiscal year ended February 28, 2025:
Income from U.S. Treasury Obligations
JPMorgan Inflation Managed Bond ETF	32.6%

40	J.P. Morgan Exchange-Traded Funds	February 28, 2025

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J.P. Morgan Exchange-Traded Funds are distributed by JPMorgan Distribution Services, Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact J.P. Morgan Exchange-Traded Funds at 1-844-457-6383 (844-4JPM ETF) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risks as well as charges and expenses of the fund before investing. The prospectus contains this and other information about the fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2025. All rights reserved. February 2025.
AN-CONVETF1-225

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statements of Operations within the Funds' Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreements
Not applicable.

Annual Financial Statements
J.P. Morgan Exchange-Traded Funds
February 28, 2025
Fund	Ticker	Listing Exchange
JPMorgan BetaBuilders U.S. Aggregate Bond ETF	BBAG	NYSE Arca, Inc.
JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF	BBSB	Cboe BZX Exchange, Inc.
JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF	BBLB	Cboe BZX Exchange, Inc.
JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF	BBIB	Cboe BZX Exchange, Inc.
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF	BBHY	Cboe BZX Exchange, Inc.
JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF	BBCB	NYSE Arca, Inc.
JPMorgan USD Emerging Markets Sovereign Bond ETF	JPMB	NYSE Arca, Inc.

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Exchange-Traded Funds at (844) 457-6383 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.
Shares are bought and sold throughout the day on an exchange at market price (not at net asset value) through a brokerage account, and are not individually subscribed and redeemed from a Fund. Shares may only be subscribed and redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — 44.2%
U.S. Treasury Bonds
6.13%, 11/15/2027	2,134,000	2,247,702
6.13%, 8/15/2029	2,022,000	2,192,922
5.38%, 2/15/2031	3,169,000	3,380,184
5.00%, 5/15/2037	3,961,000	4,252,505
4.38%, 2/15/2038	3,471,000	3,506,795
4.50%, 5/15/2038	3,396,000	3,474,002
3.50%, 2/15/2039	2,667,000	2,440,722
4.25%, 5/15/2039	4,235,000	4,189,341
4.50%, 8/15/2039	1,981,000	2,009,786
4.38%, 11/15/2039	1,111,000	1,111,174
4.63%, 2/15/2040	2,382,000	2,444,900
4.38%, 5/15/2040	4,146,000	4,138,874
3.88%, 8/15/2040	3,570,000	3,358,589
1.38%, 11/15/2040	400	262
1.88%, 2/15/2041	5,620,000	3,971,759
2.25%, 5/15/2041	5,223,000	3,896,848
2.00%, 11/15/2041	3,437,000	2,429,529
2.38%, 2/15/2042	5,443,000	4,070,343
3.13%, 2/15/2042	1,436,000	1,205,343
3.00%, 5/15/2042	756,000	620,629
3.38%, 8/15/2042	3,664,000	3,165,925
3.13%, 2/15/2043	436,000	360,586
3.88%, 2/15/2043	6,043,000	5,575,612
2.88%, 5/15/2043	402,000	319,150
3.88%, 5/15/2043	5,927,000	5,454,692
3.63%, 8/15/2043	744,000	659,021
4.38%, 8/15/2043	609,000	598,438
3.75%, 11/15/2043	817,000	735,683
4.75%, 11/15/2043	1,369,000	1,410,070
4.50%, 2/15/2044	963,000	959,690
4.63%, 5/15/2044	1,438,000	1,455,076
4.13%, 8/15/2044	5,180,000	4,899,956
3.00%, 11/15/2044	182,000	144,889
4.63%, 11/15/2044	591,000	597,464
2.50%, 2/15/2045	3,355,000	2,446,005
2.88%, 8/15/2045	4,042,000	3,131,918
2.50%, 5/15/2046	2,587,000	1,855,364
2.25%, 8/15/2046	351,000	238,899
3.00%, 5/15/2047	4,546,000	3,533,094
3.38%, 11/15/2048	743,000	610,421
3.00%, 2/15/2049	3,900,000	2,989,594
2.88%, 5/15/2049	3,024,000	2,259,495
2.25%, 8/15/2049	2,622,000	1,717,000
2.38%, 11/15/2049	5,903,000	3,962,389
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

2.00%, 2/15/2050	5,122,000	3,150,030
1.25%, 5/15/2050	5,363,000	2,707,477
1.38%, 8/15/2050	810,000	420,188
1.63%, 11/15/2050	8,797,000	4,872,713
1.88%, 2/15/2051	6,335,000	3,738,640
2.38%, 5/15/2051	3,983,000	2,649,317
2.00%, 8/15/2051	5,199,000	3,150,269
1.88%, 11/15/2051	3,252,000	1,905,469
2.25%, 2/15/2052	5,374,000	3,451,955
2.88%, 5/15/2052	5,639,000	4,166,692
3.00%, 8/15/2052	3,964,000	3,002,730
4.00%, 11/15/2052	859,000	787,193
3.63%, 2/15/2053	7,192,000	6,161,521
3.63%, 5/15/2053	6,668,000	5,716,768
4.13%, 8/15/2053	6,493,000	6,088,202
4.63%, 5/15/2054	796,000	813,039
4.25%, 8/15/2054	68,000	65,365
4.50%, 11/15/2054	1,487,000	1,491,415
4.63%, 2/15/2055	737,000	755,310
U.S. Treasury Notes
0.38%, 1/31/2026	8,328,000	8,045,954
1.63%, 2/15/2026	584,000	570,153
0.50%, 2/28/2026	15,178,000	14,642,620
0.75%, 3/31/2026	7,091,000	6,841,707
2.25%, 3/31/2026	5,025,000	4,927,052
0.75%, 4/30/2026	2,098,000	2,018,915
2.38%, 4/30/2026	97,000	95,121
3.63%, 5/15/2026	4,211,000	4,188,300
0.75%, 5/31/2026	7,034,000	6,751,816
0.88%, 6/30/2026	6,256,000	6,000,628
4.50%, 7/15/2026	524,000	527,091
0.63%, 7/31/2026	5,886,000	5,611,933
1.50%, 8/15/2026	3,478,000	3,354,368
0.75%, 8/31/2026	142,000	135,283
1.38%, 8/31/2026	1,018,000	979,069
3.75%, 8/31/2026	2,577,000	2,566,028
0.88%, 9/30/2026	2,826,000	2,690,882
1.13%, 10/31/2026	9,361,000	8,928,054
1.63%, 10/31/2026	4,426,000	4,257,086
4.13%, 10/31/2026	2,436,000	2,439,997
2.00%, 11/15/2026	3,808,000	3,682,306
4.63%, 11/15/2026	6,073,000	6,132,307
1.25%, 11/30/2026	6,343,000	6,050,132
1.63%, 11/30/2026	4,300,000	4,128,504
4.25%, 11/30/2026	94,000	94,367
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	1

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — continued
1.25%, 12/31/2026	4,166,000	3,965,511
1.75%, 12/31/2026	4,330,000	4,159,845
4.25%, 12/31/2026	24,000	24,101
1.50%, 1/31/2027	4,082,000	3,895,440
4.13%, 1/31/2027	2,328,000	2,333,093
2.25%, 2/15/2027	4,606,000	4,455,585
4.13%, 2/15/2027	6,434,000	6,449,331
1.13%, 2/28/2027	4,518,000	4,271,981
1.88%, 2/28/2027	4,614,000	4,427,998
0.63%, 3/31/2027	1,459,000	1,361,999
2.50%, 3/31/2027	889,000	862,955
0.50%, 4/30/2027	4,989,000	4,631,585
2.75%, 4/30/2027	3,896,000	3,797,078
2.38%, 5/15/2027	2,403,000	2,321,523
4.50%, 5/15/2027	1,804,000	1,823,308
0.50%, 5/31/2027	828,000	766,482
2.63%, 5/31/2027	4,534,000	4,402,231
0.50%, 6/30/2027	1,409,000	1,300,903
3.25%, 6/30/2027	4,366,000	4,297,440
0.38%, 7/31/2027	3,264,000	2,995,230
2.75%, 7/31/2027	4,252,000	4,132,413
2.25%, 8/15/2027	3,603,000	3,458,599
3.75%, 8/15/2027	1,602,000	1,593,489
0.50%, 8/31/2027	5,101,000	4,682,957
3.13%, 8/31/2027	2,496,000	2,445,300
0.38%, 9/30/2027	5,495,000	5,014,617
0.50%, 10/31/2027	3,105,000	2,834,283
2.25%, 11/15/2027	5,538,000	5,294,415
4.13%, 11/15/2027	648,000	650,430
0.63%, 11/30/2027	5,971,000	5,455,068
3.88%, 11/30/2027	2,919,000	2,911,018
4.00%, 12/15/2027	1,992,000	1,993,712
0.63%, 12/31/2027	5,213,000	4,749,532
3.88%, 12/31/2027	2,013,000	2,007,968
4.25%, 1/15/2028	623,000	627,673
0.75%, 1/31/2028	6,590,000	6,010,801
3.50%, 1/31/2028	3,378,000	3,334,192
2.75%, 2/15/2028	1,633,000	1,578,014
1.13%, 2/29/2028	6,589,000	6,063,424
4.00%, 2/29/2028	4,309,000	4,311,693
1.25%, 3/31/2028	5,136,000	4,733,947
3.63%, 3/31/2028	3,211,000	3,178,639
1.25%, 4/30/2028	2,311,000	2,124,856
3.50%, 4/30/2028	5,466,000	5,387,426
2.88%, 5/15/2028	4,155,000	4,017,690
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

1.25%, 5/31/2028	2,519,000	2,310,789
3.63%, 5/31/2028	5,954,000	5,889,343
4.00%, 6/30/2028	1,629,000	1,629,891
1.00%, 7/31/2028	934,000	845,781
2.88%, 8/15/2028	4,074,000	3,928,864
1.13%, 8/31/2028	6,076,000	5,512,546
1.25%, 9/30/2028	396,000	360,113
4.63%, 9/30/2028	6,109,000	6,235,475
1.38%, 10/31/2028	4,923,000	4,488,007
4.88%, 10/31/2028	5,191,000	5,344,297
3.13%, 11/15/2028	1,921,000	1,863,670
4.38%, 11/30/2028	5,940,000	6,016,106
3.75%, 12/31/2028	6,662,000	6,602,146
4.00%, 1/31/2029	5,995,000	5,994,063
2.63%, 2/15/2029	1,368,000	1,299,493
4.25%, 2/28/2029	1,630,000	1,644,517
2.38%, 3/31/2029	531,000	498,559
2.88%, 4/30/2029	4,299,000	4,113,942
2.75%, 5/31/2029	4,576,000	4,352,563
4.50%, 5/31/2029	1,852,000	1,887,448
3.25%, 6/30/2029	3,009,000	2,917,790
2.63%, 7/31/2029	4,780,000	4,514,112
3.13%, 8/31/2029	4,405,000	4,244,286
3.88%, 9/30/2029	4,866,000	4,837,108
4.00%, 10/31/2029	4,564,000	4,559,365
3.88%, 11/30/2029	4,212,000	4,186,004
4.13%, 11/30/2029	239,000	240,251
3.88%, 12/31/2029	3,178,000	3,157,393
3.50%, 1/31/2030	4,455,000	4,351,978
1.50%, 2/15/2030	4,426,000	3,926,692
4.00%, 2/28/2030	4,153,000	4,151,702
3.63%, 3/31/2030	5,451,000	5,349,645
3.50%, 4/30/2030	5,423,000	5,287,849
0.63%, 5/15/2030	2,374,000	1,996,386
3.75%, 5/31/2030	4,775,000	4,710,090
3.75%, 6/30/2030	4,793,000	4,726,722
4.00%, 7/31/2030	3,583,000	3,575,442
0.63%, 8/15/2030	6,202,000	5,169,948
4.13%, 8/31/2030	3,940,000	3,953,544
4.63%, 9/30/2030	2,577,000	2,649,679
4.88%, 10/31/2030	1,322,000	1,376,119
4.38%, 11/30/2030	2,624,000	2,665,820
3.75%, 12/31/2030	5,059,000	4,976,791
4.00%, 1/31/2031	3,702,000	3,688,985
4.25%, 2/28/2031	2,192,000	2,212,721
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — continued
4.13%, 3/31/2031	1,920,000	1,924,950
4.63%, 4/30/2031	5,828,000	6,000,563
1.63%, 5/15/2031	9,064,000	7,853,814
4.63%, 5/31/2031	4,271,000	4,397,462
4.13%, 7/31/2031	1,033,000	1,035,179
1.25%, 8/15/2031	8,848,000	7,431,629
3.75%, 8/31/2031	6,021,000	5,903,873
3.63%, 9/30/2031	4,422,000	4,303,159
1.38%, 11/15/2031	7,030,000	5,912,889
4.13%, 11/30/2031	832,000	833,170
4.50%, 12/31/2031	1,498,000	1,533,578
4.38%, 1/31/2032	459,000	466,530
1.88%, 2/15/2032	9,129,000	7,900,864
2.88%, 5/15/2032	5,324,000	4,913,886
2.75%, 8/15/2032	6,649,000	6,066,174
3.50%, 2/15/2033	9,275,000	8,875,016
3.38%, 5/15/2033	8,097,000	7,663,051
3.88%, 8/15/2033	2,426,000	2,376,722
4.50%, 11/15/2033	638,000	653,252
4.00%, 2/15/2034	2,229,000	2,198,700
4.38%, 5/15/2034	4,791,000	4,858,373
3.88%, 8/15/2034	4,208,000	4,104,115
4.25%, 11/15/2034	4,116,000	4,132,078
Total U.S. Treasury Obligations (Cost $708,275,812)		681,495,443
Mortgage-Backed Securities — 24.7%
FHLMC Gold Pools, 15 Year
Pool # J15449, 4.00%, 5/1/2026	11,273	11,227
Pool # G14781, 3.50%, 3/1/2027	6,103	6,032
Pool # G15201, 4.00%, 5/1/2027	163	162
Pool # J20129, 2.50%, 8/1/2027	23,288	22,818
Pool # G15438, 4.00%, 9/1/2027	865	860
Pool # G15602, 2.50%, 11/1/2027	14,610	14,333
Pool # E09028, 2.00%, 3/1/2028	34,802	33,739
Pool # J23362, 2.00%, 4/1/2028	33,621	32,568
Pool # G18466, 2.00%, 5/1/2028	4,956	4,797
Pool # G18465, 2.50%, 5/1/2028	8,956	8,732
Pool # G15601, 2.50%, 1/1/2029	18,657	18,188
Pool # G14957, 3.50%, 1/1/2029	44,019	43,420
Pool # G16570, 4.00%, 7/1/2029	115	114
Pool # G18540, 2.50%, 2/1/2030	14,693	14,143
Pool # G18556, 2.50%, 6/1/2030	20,009	19,215
Pool # V60840, 3.00%, 6/1/2030	4,905	4,774
Pool # G16622, 3.00%, 11/1/2030	20,953	20,347
Pool # G16019, 3.50%, 12/1/2030	2,940	2,925
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # J36524, 3.00%, 3/1/2032	75,308	72,477
Pool # J36660, 3.00%, 3/1/2032	23,052	22,235
Pool # G16568, 2.50%, 4/1/2033	1,988	1,879
FHLMC Gold Pools, 30 Year
Pool # V81680, 4.50%, 12/1/2034	56,324	55,785
Pool # A30892, 5.00%, 1/1/2035	33,604	33,997
Pool # A39210, 5.50%, 10/1/2035	15,576	16,052
Pool # V83754, 5.50%, 1/1/2036	22,758	23,197
Pool # A82255, 5.50%, 9/1/2036	90,730	93,011
Pool # G03381, 5.50%, 9/1/2037	14,776	15,216
Pool # A89760, 4.50%, 12/1/2039	14,933	14,876
Pool # A92197, 5.00%, 5/1/2040	42,937	43,538
Pool # G06856, 6.00%, 5/1/2040	3,034	3,180
Pool # A93359, 4.00%, 8/1/2040	629	613
Pool # G06222, 4.00%, 1/1/2041	159,449	154,503
Pool # Q03516, 4.50%, 9/1/2041	17,990	17,884
Pool # Q04088, 3.50%, 10/1/2041	15,578	14,622
Pool # Q04688, 4.00%, 11/1/2041	2,345	2,269
Pool # G08477, 3.50%, 2/1/2042	4	4
Pool # Q06771, 3.00%, 3/1/2042	31,027	28,427
Pool # C03858, 3.50%, 4/1/2042	79,873	74,976
Pool # Q08646, 3.50%, 6/1/2042	15,932	14,955
Pool # G60737, 4.50%, 8/1/2042	1,840	1,833
Pool # Q11220, 3.50%, 9/1/2042	68,696	64,484
Pool # Q13477, 3.00%, 12/1/2042	2,035	1,842
Pool # Q14321, 3.00%, 12/1/2042	23,160	20,966
Pool # C04420, 3.00%, 1/1/2043	133,531	121,083
Pool # Q14694, 3.00%, 1/1/2043	2,333	2,112
Pool # G61723, 3.50%, 1/1/2043	51,300	48,158
Pool # C09031, 2.50%, 2/1/2043	73,307	63,874
Pool # V80026, 3.00%, 4/1/2043	41,256	37,347
Pool # Q17374, 4.00%, 4/1/2043	2,549	2,465
Pool # Z40090, 4.50%, 9/1/2044	21,847	21,583
Pool # G61617, 4.50%, 1/1/2045	15,479	15,426
Pool # G08651, 4.00%, 6/1/2045	76,290	72,804
Pool # G08653, 3.00%, 7/1/2045	37,824	33,854
Pool # Q35223, 4.00%, 8/1/2045	8,953	8,441
Pool # G60238, 3.50%, 10/1/2045	530,364	494,202
Pool # G60506, 3.50%, 4/1/2046	30,771	28,591
Pool # G08710, 3.00%, 6/1/2046	25,875	23,103
Pool # Q41024, 3.00%, 6/1/2046	444,480	397,741
Pool # G08724, 2.50%, 9/1/2046	9,857	8,453
Pool # G61070, 3.00%, 9/1/2046	381,591	345,420
Pool # G61730, 3.00%, 9/1/2046	101,522	91,911
Pool # G61235, 4.50%, 9/1/2046	16,665	16,457
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	3

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # G08736, 2.50%, 12/1/2046	10,473	8,981
Pool # Q45872, 3.00%, 1/1/2047	256,677	228,148
Pool # G08747, 3.00%, 2/1/2047	133,386	118,561
Pool # G61623, 3.00%, 4/1/2047	19,707	17,613
Pool # G60985, 3.00%, 5/1/2047	72,617	64,968
Pool # G60996, 3.50%, 5/1/2047	5,875	5,432
Pool # Q47884, 4.00%, 5/1/2047	13,765	13,133
Pool # V83233, 4.00%, 6/1/2047	73,520	70,144
Pool # G08775, 4.00%, 8/1/2047	24,740	23,520
Pool # Q50152, 4.00%, 8/1/2047	58,300	55,623
Pool # Q51268, 3.50%, 10/1/2047	39,895	36,710
Pool # G08787, 3.00%, 11/1/2047	239,957	212,428
Pool # G61681, 3.00%, 12/1/2047	5,490	4,861
Pool # Q52866, 3.00%, 12/1/2047	18,594	16,757
Pool # G08793, 4.00%, 12/1/2047	23,078	22,018
Pool # Q53751, 3.50%, 1/1/2048	66,588	61,256
Pool # G08812, 3.00%, 4/1/2048	8,323	7,369
Pool # G61866, 4.00%, 6/1/2048	17,907	17,307
Pool # G08842, 4.00%, 10/1/2048	9,593	9,144
Pool # G61885, 4.50%, 11/1/2048	21,356	20,970
Pool # G08862, 4.00%, 2/1/2049	15,532	14,803
Pool # Q61487, 4.00%, 2/1/2049	29,146	27,796
FHLMC UMBS, 15 Year
Pool # ZA2587, 4.00%, 9/1/2025	153	153
Pool # ZK2723, 3.50%, 11/1/2025	1,623	1,612
Pool # ZK3540, 3.00%, 9/1/2026	13,751	13,582
Pool # ZS8460, 3.00%, 4/1/2027	5,508	5,424
Pool # SB0031, 3.50%, 10/1/2027	3,204	3,184
Pool # ZS6674, 2.50%, 4/1/2028	546	532
Pool # ZS7140, 2.00%, 1/1/2029	92,235	88,943
Pool # ZS7751, 3.00%, 1/1/2029	40,511	39,726
Pool # SB0071, 2.50%, 5/1/2030	10,172	9,947
Pool # ZS7331, 3.00%, 12/1/2030	14,400	13,963
Pool # ZS7888, 2.50%, 10/1/2032	2,032	1,925
Pool # ZK9070, 3.00%, 11/1/2032	427,231	410,638
Pool # SB0256, 4.00%, 11/1/2033	625	622
Pool # SB0077, 3.50%, 10/1/2034	28,542	27,794
Pool # SB0302, 3.00%, 4/1/2035	339,800	325,371
Pool # QN2407, 2.00%, 6/1/2035	91,736	83,055
Pool # SB8500, 2.50%, 7/1/2035	265,407	246,178
Pool # RC1712, 1.50%, 12/1/2035	859,094	759,010
Pool # SB8090, 2.50%, 2/1/2036	708,877	658,449
Pool # QN6095, 2.00%, 5/1/2036	111,773	101,105
Pool # QN6718, 2.00%, 6/1/2036	243,595	220,148
Pool # QN8347, 1.50%, 10/1/2036	283,511	249,235
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # SB8127, 1.50%, 11/1/2036	282,408	248,611
Pool # SB8131, 1.50%, 12/1/2036	570,861	501,835
Pool # SB8136, 1.50%, 1/1/2037	362,182	318,163
Pool # SB8140, 1.50%, 2/1/2037	440,193	386,923
Pool # SB8141, 2.00%, 2/1/2037	1,421,074	1,283,019
FHLMC UMBS, 20 Year
Pool # ZA2277, 3.00%, 9/1/2032	48,805	46,688
Pool # ZJ9491, 3.50%, 12/1/2032	10,692	10,407
Pool # ZS9164, 3.00%, 9/1/2033	2,098	2,003
Pool # SC0107, 3.50%, 11/1/2034	3,847	3,739
Pool # ZA2463, 3.50%, 6/1/2037	23,300	22,319
Pool # RB5026, 2.50%, 11/1/2039	29,827	26,524
Pool # QK0157, 2.50%, 1/1/2040	14,521	12,931
Pool # RB5032, 2.50%, 2/1/2040	24,228	21,723
Pool # RB5037, 2.50%, 3/1/2040	2,449	2,195
Pool # RB5043, 2.50%, 4/1/2040	33,493	30,006
Pool # RB5048, 2.50%, 5/1/2040	71,163	63,738
Pool # SC0131, 1.50%, 3/1/2041	172,875	144,179
Pool # SC0134, 1.50%, 3/1/2041	176,518	147,162
Pool # RB5145, 2.00%, 2/1/2042	1,352,195	1,155,130
Pool # RB5154, 2.50%, 4/1/2042	806,150	707,134
FHLMC UMBS, 30 Year
Pool # ZI3765, 5.50%, 11/1/2035	21,022	21,637
Pool # ZS2546, 5.00%, 2/1/2039	12,877	13,041
Pool # ZJ0449, 4.00%, 9/1/2040	17,104	16,553
Pool # ZL3548, 3.50%, 8/1/2042	51,869	48,628
Pool # ZA4209, 3.00%, 4/1/2043	631,238	569,963
Pool # ZS3712, 3.50%, 4/1/2043	124,032	116,278
Pool # ZS4077, 3.50%, 1/1/2044	17,040	15,975
Pool # ZS4592, 4.00%, 11/1/2044	114,508	109,282
Pool # ZS4609, 3.00%, 4/1/2045	31,429	28,159
Pool # ZS9618, 3.50%, 3/1/2046	366,465	340,716
Pool # SD0146, 3.00%, 11/1/2046	103,656	92,452
Pool # ZM2209, 3.50%, 12/1/2046	263,485	242,702
Pool # SD0388, 3.50%, 6/1/2047	367,213	342,213
Pool # ZS4729, 3.00%, 8/1/2047	250,963	222,183
Pool # ZM4635, 4.00%, 11/1/2047	345,745	328,602
Pool # SD0225, 3.00%, 12/1/2047	472,163	420,921
Pool # ZT0534, 3.50%, 12/1/2047	240,940	223,574
Pool # ZS4750, 3.00%, 1/1/2048	19,949	17,638
Pool # SI2002, 4.00%, 3/1/2048	396,208	377,555
Pool # ZM7669, 3.50%, 8/1/2048	62,957	57,377
Pool # ZN4476, 3.50%, 12/1/2048	218,169	200,385
Pool # ZA6286, 4.00%, 2/1/2049	106,185	101,098
Pool # ZT1776, 3.50%, 3/1/2049	18,693	17,151
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # ZN5087, 4.00%, 4/1/2049	82,045	77,858
Pool # ZT1864, 4.00%, 4/1/2049	2,489	2,368
Pool # ZT1951, 3.50%, 5/1/2049	6,048	5,529
Pool # ZT1952, 4.00%, 5/1/2049	39,902	37,932
Pool # QA4907, 3.00%, 6/1/2049	98,519	87,701
Pool # ZT2086, 3.50%, 6/1/2049	33,456	30,679
Pool # SD7502, 3.50%, 7/1/2049	97,689	89,646
Pool # SD8001, 3.50%, 7/1/2049	11,849	10,845
Pool # SD7501, 4.00%, 7/1/2049	60,572	57,670
Pool # QA1997, 3.00%, 8/1/2049	15,327	13,549
Pool # RA1202, 3.50%, 8/1/2049	327,753	300,697
Pool # SD8005, 3.50%, 8/1/2049	42,330	38,816
Pool # SD8006, 4.00%, 8/1/2049	24,502	23,272
Pool # SD8023, 2.50%, 11/1/2049	7,148	6,058
Pool # QA4509, 3.00%, 11/1/2049	295,732	261,301
Pool # SD8025, 3.50%, 11/1/2049	125,306	114,944
Pool # SD8029, 2.50%, 12/1/2049	134,893	114,292
Pool # RA1878, 3.50%, 12/1/2049	1,861	1,707
Pool # SD8037, 2.50%, 1/1/2050	358,674	303,483
Pool # QA7416, 3.00%, 2/1/2050	318,895	281,665
Pool # QA7554, 3.00%, 2/1/2050	800,694	712,633
Pool # RA2116, 3.00%, 2/1/2050	477,144	422,007
Pool # SD0303, 2.50%, 4/1/2050	591,826	501,440
Pool # QA9653, 3.50%, 5/1/2050	30,842	28,292
Pool # SD8080, 2.00%, 6/1/2050	55,000	44,457
Pool # QB1691, 2.00%, 7/1/2050	730,482	590,343
Pool # RA3727, 2.00%, 10/1/2050	1,657,318	1,344,859
Pool # SD8104, 1.50%, 11/1/2050	1,109,962	845,952
Pool # RA4197, 2.50%, 12/1/2050	468,255	395,961
Pool # RA4349, 2.50%, 1/1/2051	296,925	252,312
Pool # QB8583, 1.50%, 2/1/2051	1,116,863	851,654
Pool # SD8140, 2.00%, 4/1/2051	350,181	281,853
Pool # SD8142, 3.00%, 4/1/2051	895,098	789,465
Pool # SD8145, 1.50%, 5/1/2051	945,765	720,001
Pool # RA5287, 2.00%, 5/1/2051	8,174	6,624
Pool # QC2565, 2.00%, 6/1/2051	1,586,700	1,277,757
Pool # QC3259, 2.00%, 6/1/2051	309,060	247,400
Pool # SD8158, 3.50%, 6/1/2051	250,229	228,514
Pool # QC5125, 2.00%, 8/1/2051	234,277	188,588
Pool # QC6057, 2.50%, 8/1/2051	226,987	190,959
Pool # SD8163, 3.50%, 8/1/2051	95,626	87,336
Pool # RA5832, 2.50%, 9/1/2051	627,185	531,461
Pool # SD8168, 3.00%, 9/1/2051	205,087	179,764
Pool # SD0688, 2.50%, 10/1/2051	3,860,889	3,261,449
Pool # SD8173, 2.50%, 10/1/2051	991,985	829,607
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # QC8788, 3.00%, 10/1/2051	1,556,095	1,359,914
Pool # QD3500, 2.50%, 12/1/2051	1,546,267	1,303,857
Pool # RA6694, 2.00%, 1/1/2052	422,066	338,633
Pool # SD0963, 3.50%, 1/1/2052	892,243	812,266
Pool # RA6816, 2.00%, 2/1/2052	220,318	176,357
Pool # SD0897, 2.00%, 2/1/2052	860,822	697,741
Pool # SD8193, 2.00%, 2/1/2052	7,356,263	5,904,353
Pool # SD8199, 2.00%, 3/1/2052	19,562,046	15,670,852
Pool # SD8204, 2.00%, 4/1/2052	1,723,163	1,381,560
Pool # QD9578, 2.50%, 4/1/2052	1,356,002	1,138,506
Pool # QD9765, 2.50%, 4/1/2052	1,343,189	1,126,692
Pool # SD8205, 2.50%, 4/1/2052	463,263	388,453
Pool # SD0945, 3.50%, 4/1/2052	954,084	866,889
Pool # SD1461, 3.00%, 5/1/2052	864,983	761,373
Pool # SD8214, 3.50%, 5/1/2052	1,002,116	910,678
Pool # SD1840, 3.00%, 6/1/2052	417,188	366,477
Pool # RA7357, 4.50%, 7/1/2052	1,687,531	1,629,692
Pool # SD1406, 2.00%, 8/1/2052	437,633	350,671
Pool # RA8112, 4.50%, 10/1/2052	1,693,961	1,636,378
Pool # SD2381, 5.50%, 3/1/2053	7,915,242	7,993,062
Pool # SD2572, 5.50%, 3/1/2053	868,605	878,606
Pool # SD2580, 6.00%, 3/1/2053	810,613	828,994
Pool # RA8736, 6.50%, 3/1/2053	677,293	701,258
Pool # SD8322, 4.50%, 5/1/2053	89,661	86,526
Pool # RA9469, 6.50%, 7/1/2053	377,748	391,115
Pool # SD8373, 6.00%, 11/1/2053	1,669,109	1,704,737
Pool # SD8397, 6.50%, 1/1/2054	2,614,344	2,699,661
Pool # SD4605, 7.00%, 1/1/2054	354,666	371,739
FNMA / FHLMC UMBS, Single Family, 30 Year
TBA, 4.00%, 3/25/2055 (a)	4,719,000	4,423,463
TBA, 5.00%, 3/25/2055 (a)	8,296,000	8,160,603
FNMA UMBS, 15 Year
Pool # AL9580, 4.00%, 3/1/2025	11	11
Pool # 932724, 4.00%, 4/1/2025	91	90
Pool # AE0939, 3.50%, 2/1/2026	4,845	4,816
Pool # FM2968, 4.00%, 5/1/2026	1,309	1,302
Pool # AJ6632, 3.00%, 11/1/2026	12,663	12,528
Pool # AJ9357, 3.50%, 1/1/2027	22,943	22,712
Pool # AK4047, 3.00%, 2/1/2027	4,839	4,771
Pool # AL4586, 4.00%, 2/1/2027	4,919	4,891
Pool # AO0527, 3.00%, 5/1/2027	5,726	5,630
Pool # AO4400, 2.50%, 7/1/2027	18,492	18,042
Pool # AL8138, 4.00%, 9/1/2027	2,264	2,255
Pool # AB6811, 2.50%, 10/1/2027	5,243	5,122
Pool # AQ9442, 2.00%, 12/1/2027	11,593	11,245
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	5

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # AB8447, 2.50%, 2/1/2028	10,091	9,846
Pool # AR4180, 2.50%, 2/1/2028	4,411	4,303
Pool # AL3802, 3.00%, 2/1/2028	23,094	22,741
Pool # AB8787, 2.00%, 3/1/2028	31,190	30,203
Pool # AP6059, 2.00%, 6/1/2028	4,385	4,230
Pool # BM5381, 3.00%, 6/1/2028	28,653	28,167
Pool # BM1892, 2.50%, 9/1/2028	8,401	8,217
Pool # AS0761, 3.00%, 10/1/2028	13,329	13,030
Pool # AU6961, 3.00%, 10/1/2028	24,641	24,099
Pool # AL6132, 4.50%, 3/1/2029	598	597
Pool # FM1105, 2.50%, 6/1/2029	18,670	18,212
Pool # AS3345, 2.00%, 7/1/2029	8,073	7,730
Pool # MA2061, 3.00%, 10/1/2029	37,087	36,120
Pool # FM1465, 3.00%, 5/1/2030	48,282	47,255
Pool # 890666, 2.00%, 6/1/2030	13,827	13,292
Pool # MA2684, 3.00%, 7/1/2031	73,510	71,062
Pool # AL9418, 3.50%, 8/1/2031	21,710	21,342
Pool # BD5647, 2.00%, 11/1/2031	11,617	10,918
Pool # 890776, 3.50%, 11/1/2031	12,240	12,051
Pool # BM5490, 3.50%, 11/1/2031	7,963	7,847
Pool # AS8708, 2.50%, 2/1/2032	2,172	2,066
Pool # BM4993, 3.50%, 3/1/2032	11,575	11,418
Pool # BM4741, 3.00%, 4/1/2032	5,284	5,165
Pool # FM1645, 3.00%, 4/1/2032	69,809	68,109
Pool # MA3124, 2.50%, 9/1/2032	23,956	22,754
Pool # FM3099, 3.50%, 9/1/2032	8,944	8,870
Pool # CA0775, 2.50%, 11/1/2032	17,826	16,756
Pool # MA3188, 3.00%, 11/1/2032	13,037	12,539
Pool # BH7081, 2.50%, 12/1/2032	25,543	24,176
Pool # BH8720, 3.50%, 12/1/2032	22,803	22,085
Pool # FM1161, 2.50%, 1/1/2033	23,493	22,400
Pool # FM1691, 2.50%, 1/1/2033	8,725	8,393
Pool # CA9078, 3.00%, 9/1/2033	251,614	243,947
Pool # FM1123, 4.00%, 9/1/2033	1,395	1,380
Pool # FM2153, 4.00%, 11/1/2033	3,246	3,228
Pool # BD9105, 4.00%, 1/1/2034	26,082	25,528
Pool # BM5306, 4.00%, 1/1/2034	3,516	3,475
Pool # FM1733, 3.50%, 5/1/2034	426,050	414,966
Pool # FM6946, 3.00%, 7/1/2034	3,450	3,335
Pool # BO1822, 3.50%, 7/1/2034	50,058	48,472
Pool # MA3764, 2.50%, 9/1/2034	6,083	5,688
Pool # MA3910, 2.00%, 1/1/2035	20,186	18,349
Pool # FM3569, 3.00%, 1/1/2035	72,931	70,483
Pool # FM7941, 2.50%, 2/1/2035	232,725	222,094
Pool # FM2708, 3.00%, 3/1/2035	31,795	30,863
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # MA4075, 2.50%, 7/1/2035	304,957	283,270
Pool # CA7497, 2.50%, 10/1/2035	911,761	846,919
Pool # BP7572, 2.50%, 11/1/2035	604,215	559,596
Pool # FM5396, 2.00%, 12/1/2035	576,401	523,898
Pool # BR3349, 1.50%, 1/1/2036	1,074,068	949,567
Pool # BR1309, 2.00%, 1/1/2036	411,846	372,342
Pool # FM5537, 2.00%, 1/1/2036	461,667	417,962
Pool # FM5797, 2.00%, 1/1/2036	442,765	400,898
Pool # FM5367, 1.50%, 2/1/2036	348,523	307,049
Pool # CB0305, 1.50%, 5/1/2036	701,165	617,724
Pool # FM7843, 1.50%, 6/1/2036	66,571	58,648
Pool # MA4430, 1.00%, 8/1/2036	140,447	120,559
Pool # BT0273, 1.50%, 9/1/2036	342,018	301,215
Pool # MA4417, 1.50%, 9/1/2036	276,221	242,657
Pool # MA4418, 2.00%, 9/1/2036	130,724	118,141
Pool # MA4441, 1.50%, 10/1/2036	388,729	341,493
Pool # BT9452, 1.50%, 11/1/2036	140,587	123,579
Pool # FM9247, 2.00%, 11/1/2036	280,374	253,136
Pool # MA4497, 2.00%, 12/1/2036	1,943,189	1,756,126
Pool # BV7189, 2.00%, 3/1/2037	706,371	638,077
Pool # MA4581, 1.50%, 4/1/2037	752,833	661,260
Pool # MA4582, 2.00%, 4/1/2037	965,689	871,874
Pool # FS3117, 2.50%, 5/1/2037	1,500,238	1,394,566
Pool # FS4274, 3.00%, 5/1/2037	1,539,987	1,461,946
Pool # MA4604, 3.00%, 5/1/2037	699,349	661,878
Pool # FS4059, 1.50%, 8/1/2037	2,023,952	1,779,049
Pool # FS4794, 2.00%, 8/1/2037	73,209	66,097
Pool # FS4756, 2.50%, 8/1/2037	1,620,049	1,502,419
FNMA UMBS, 20 Year
Pool # AE6799, 4.50%, 11/1/2030	1,217	1,211
Pool # MA0885, 3.50%, 10/1/2031	17,975	17,518
Pool # AB4853, 3.00%, 4/1/2032	18,644	17,874
Pool # MA1058, 3.00%, 5/1/2032	8,251	7,909
Pool # MA1165, 3.00%, 9/1/2032	47,187	44,931
Pool # MA2079, 4.00%, 11/1/2034	9,798	9,647
Pool # AL7654, 3.00%, 9/1/2035	44,580	41,942
Pool # MA2472, 3.00%, 12/1/2035	9,100	8,513
Pool # FM1133, 4.00%, 6/1/2036	21,372	21,047
Pool # BM3089, 4.00%, 8/1/2037	381,414	372,785
Pool # MA3099, 4.00%, 8/1/2037	1,611	1,579
Pool # BM5330, 2.50%, 12/1/2037	29,890	27,283
Pool # FM3204, 4.00%, 10/1/2038	24,723	24,106
Pool # MA4072, 2.50%, 7/1/2040	118,891	106,345
Pool # MA4128, 2.00%, 9/1/2040	1,133,710	981,624
Pool # MA4204, 2.00%, 12/1/2040	708,043	612,637
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # CA9019, 2.00%, 2/1/2041	299,759	259,264
Pool # MA4310, 1.50%, 4/1/2041	656,844	547,704
Pool # MA4422, 2.00%, 9/1/2041	331,104	285,163
Pool # FS0316, 1.50%, 11/1/2041	560,832	469,298
Pool # MA4474, 2.00%, 11/1/2041	422,601	362,000
Pool # MA4519, 1.50%, 1/1/2042	441,313	364,209
Pool # MA4521, 2.50%, 1/1/2042	453,107	396,194
Pool # MA4587, 2.50%, 4/1/2042	376,351	330,243
FNMA UMBS, 30 Year
Pool # 254447, 6.00%, 9/1/2032	14,964	15,465
Pool # 711215, 5.50%, 6/1/2033	14,469	14,500
Pool # AA1005, 5.00%, 12/1/2033	9,773	9,822
Pool # 725232, 5.00%, 3/1/2034	6,962	6,989
Pool # 725228, 6.00%, 3/1/2034	35,876	36,989
Pool # 790003, 6.00%, 8/1/2034	11,546	11,948
Pool # 735503, 6.00%, 4/1/2035	26,155	27,138
Pool # 190360, 5.00%, 8/1/2035	19,803	20,006
Pool # 904601, 6.00%, 11/1/2036	28,869	30,229
Pool # 888538, 5.50%, 1/1/2037	15,112	15,554
Pool # AB0284, 6.00%, 2/1/2037	27,909	29,223
Pool # AL2627, 5.00%, 7/1/2037	12,522	12,553
Pool # 956965, 6.50%, 12/1/2037	10,885	11,300
Pool # BH7907, 6.50%, 12/1/2037	15,723	16,539
Pool # 961793, 5.00%, 3/1/2038	54,096	54,785
Pool # 985661, 5.50%, 6/1/2038	11,776	12,049
Pool # AU7519, 3.50%, 9/1/2038	8,733	8,187
Pool # AC2638, 5.00%, 10/1/2039	102,061	103,362
Pool # AL0100, 6.00%, 10/1/2039	38,369	40,171
Pool # AC4886, 5.00%, 11/1/2039	18,669	18,907
Pool # 190399, 5.50%, 11/1/2039	61,032	62,371
Pool # AB1143, 4.50%, 6/1/2040	60,153	59,856
Pool # AD6938, 4.50%, 6/1/2040	93,251	92,761
Pool # AD5479, 5.00%, 6/1/2040	18,720	18,958
Pool # AB1259, 5.00%, 7/1/2040	20,557	20,819
Pool # AB1292, 5.00%, 8/1/2040	12,784	12,957
Pool # AL5437, 5.00%, 8/1/2040	65,653	66,328
Pool # AB1421, 5.00%, 9/1/2040	30,068	30,451
Pool # AE4142, 5.00%, 9/1/2040	29,234	29,358
Pool # AE3857, 5.00%, 10/1/2040	355,164	359,695
Pool # AE8289, 4.00%, 12/1/2040	71,682	69,389
Pool # MA0622, 3.50%, 1/1/2041	25,139	23,569
Pool # AH2312, 5.00%, 1/1/2041	63,576	64,387
Pool # AE0828, 3.50%, 2/1/2041	13,818	12,955
Pool # AH3804, 4.00%, 2/1/2041	15,759	15,254
Pool # MA0639, 4.00%, 2/1/2041	24,915	24,112
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # AB2676, 3.50%, 4/1/2041	79,448	74,485
Pool # AL0241, 4.00%, 4/1/2041	50,667	49,035
Pool # AI1887, 4.50%, 5/1/2041	217,888	216,517
Pool # BM3118, 6.00%, 7/1/2041	61,556	64,448
Pool # AJ2293, 4.00%, 9/1/2041	14,392	13,929
Pool # AL0933, 5.00%, 10/1/2041	63,053	63,857
Pool # AW8154, 3.50%, 1/1/2042	16,956	15,897
Pool # AX5318, 4.50%, 1/1/2042	52,480	52,123
Pool # BD4480, 4.50%, 1/1/2042	287,394	285,190
Pool # AL1998, 4.00%, 3/1/2042	79,552	76,991
Pool # AO4134, 3.50%, 6/1/2042	9,690	9,085
Pool # AP4258, 3.00%, 8/1/2042	73,731	66,662
Pool # AB6632, 3.50%, 10/1/2042	100,308	94,040
Pool # AB6633, 3.50%, 10/1/2042	17,943	16,822
Pool # AL3344, 4.50%, 10/1/2042	108,720	107,939
Pool # AB6828, 3.50%, 11/1/2042	1,400	1,313
Pool # AL3182, 3.50%, 12/1/2042	15,216	14,265
Pool # AQ9316, 2.50%, 1/1/2043	45,013	39,226
Pool # AB7580, 3.00%, 1/1/2043	107,374	97,079
Pool # AQ1104, 3.00%, 1/1/2043	15,901	14,337
Pool # AR0168, 3.00%, 2/1/2043	40,591	36,699
Pool # AB7964, 3.50%, 2/1/2043	1,873	1,756
Pool # AR2271, 3.50%, 2/1/2043	243,166	227,963
Pool # BM4751, 3.50%, 3/1/2043	25,751	24,231
Pool # AB8742, 4.00%, 3/1/2043	10,931	10,570
Pool # AR6770, 4.00%, 3/1/2043	12,915	12,473
Pool # AT2015, 3.00%, 4/1/2043	28,415	25,690
Pool # AT2016, 3.00%, 4/1/2043	421,632	381,199
Pool # AB9194, 3.50%, 5/1/2043	96,586	90,547
Pool # FM4462, 3.50%, 5/1/2043	605,145	567,366
Pool # AU1629, 3.00%, 7/1/2043	65,196	58,945
Pool # BM3785, 3.50%, 7/1/2043	100,966	94,662
Pool # AS0241, 4.00%, 8/1/2043	682,537	654,855
Pool # BM3704, 3.00%, 9/1/2043	28,506	25,775
Pool # AT2612, 3.50%, 9/1/2043	63,119	59,173
Pool # AU4256, 3.50%, 9/1/2043	19,883	18,560
Pool # AU4283, 3.50%, 9/1/2043	14,879	13,949
Pool # AL4062, 4.00%, 9/1/2043	22,379	21,604
Pool # BM4635, 2.50%, 10/1/2043	130,757	113,782
Pool # AS1121, 4.00%, 11/1/2043	24,659	23,742
Pool # AV0022, 4.00%, 11/1/2043	383,707	369,759
Pool # AL7696, 3.00%, 12/1/2043	45,653	41,274
Pool # AV6103, 4.00%, 1/1/2044	139,046	133,532
Pool # BC1737, 4.00%, 1/1/2044	46,832	45,790
Pool # BM5365, 4.00%, 3/1/2044	54,883	53,129
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	7

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # FM1744, 3.50%, 5/1/2044	25,040	23,476
Pool # AS2700, 4.00%, 6/1/2044	32,267	30,987
Pool # AW6233, 4.50%, 6/1/2044	311,757	307,768
Pool # AS2947, 4.00%, 7/1/2044	32,228	30,924
Pool # AL9072, 5.00%, 7/1/2044	54,944	55,574
Pool # AL9569, 5.00%, 8/1/2044	76,348	77,666
Pool # AX0152, 4.50%, 9/1/2044	20,001	19,647
Pool # BM4620, 3.00%, 10/1/2044	71,278	64,450
Pool # AS3867, 4.00%, 11/1/2044	8,340	7,962
Pool # FM1746, 3.50%, 1/1/2045	75,623	70,899
Pool # FM0015, 4.00%, 2/1/2045	80,284	77,583
Pool # MA2193, 4.50%, 2/1/2045	5,904	5,817
Pool # FM3414, 4.00%, 3/1/2045	510,867	487,368
Pool # BM3398, 3.50%, 4/1/2045	11,842	11,102
Pool # CA2709, 4.00%, 9/1/2045	1,096,083	1,058,987
Pool # AS5851, 4.50%, 9/1/2045	8,551	8,416
Pool # AS6184, 3.50%, 11/1/2045	107,101	99,979
Pool # BA0315, 3.50%, 11/1/2045	388,956	360,062
Pool # FM1869, 4.00%, 11/1/2045	53,600	51,222
Pool # BM4833, 3.00%, 12/1/2045	461,223	413,775
Pool # FM1708, 3.00%, 12/1/2045	32,137	29,057
Pool # BC0066, 3.50%, 12/1/2045	25,732	23,761
Pool # FM3413, 4.00%, 1/1/2046	63,420	60,824
Pool # FM2323, 4.00%, 2/1/2046	32,372	31,331
Pool # AL9128, 4.50%, 2/1/2046	15,374	15,222
Pool # AS6811, 3.00%, 3/1/2046	22,510	20,099
Pool # BM4834, 3.00%, 3/1/2046	23,431	21,186
Pool # FM1782, 4.00%, 3/1/2046	10,289	9,906
Pool # FM2195, 4.00%, 3/1/2046	23,720	22,950
Pool # AS7003, 3.00%, 4/1/2046	29,040	25,903
Pool # AS7198, 4.50%, 5/1/2046	84,319	82,990
Pool # BD0166, 2.50%, 6/1/2046	86,845	74,375
Pool # BM5168, 2.50%, 6/1/2046	20,787	18,080
Pool # BC6105, 3.50%, 6/1/2046	611,756	563,263
Pool # AS7660, 2.50%, 8/1/2046	185,738	159,085
Pool # MA2730, 2.50%, 8/1/2046	27,001	23,129
Pool # FM3810, 3.00%, 10/1/2046	84,778	76,553
Pool # AL9385, 3.00%, 11/1/2046	41,888	37,312
Pool # MA2806, 3.00%, 11/1/2046	129,925	115,591
Pool # BM3288, 3.50%, 12/1/2046	17,624	16,395
Pool # BM4990, 2.50%, 1/1/2047	9,972	8,648
Pool # FM2807, 3.00%, 1/1/2047	66,832	60,049
Pool # 890856, 3.50%, 1/1/2047	108,536	100,379
Pool # FM3374, 3.50%, 1/1/2047	119,617	112,151
Pool # FM0041, 3.00%, 2/1/2047	523,407	466,293
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # BM5955, 4.00%, 2/1/2047	27,636	26,427
Pool # BM5270, 4.50%, 2/1/2047	13,130	13,048
Pool # BM4350, 3.00%, 3/1/2047	632,186	569,183
Pool # MA2920, 3.00%, 3/1/2047	6,531	5,802
Pool # FM3107, 3.50%, 3/1/2047	2,514	2,332
Pool # AS9313, 4.00%, 3/1/2047	13,293	12,673
Pool # FM4735, 3.00%, 4/1/2047	137,500	121,856
Pool # FM6073, 4.00%, 4/1/2047	952,326	907,647
Pool # AS9480, 4.50%, 4/1/2047	19,562	19,242
Pool # FM1772, 4.50%, 5/1/2047	12,168	12,089
Pool # BD0667, 4.50%, 6/1/2047	353,672	345,145
Pool # AS9937, 3.00%, 7/1/2047	512,400	454,557
Pool # AS9946, 3.50%, 7/1/2047	36,005	33,249
Pool # BM1568, 3.50%, 7/1/2047	53,188	49,868
Pool # BH7375, 3.50%, 8/1/2047	40,184	37,002
Pool # CA0148, 4.50%, 8/1/2047	8,624	8,438
Pool # CA0850, 3.00%, 9/1/2047	30,170	26,674
Pool # MA3147, 3.00%, 10/1/2047	33,557	29,668
Pool # BM2003, 4.00%, 10/1/2047	128,530	122,476
Pool # BH9392, 3.50%, 11/1/2047	11,216	10,282
Pool # CA0681, 3.50%, 11/1/2047	179,547	167,571
Pool # MA3182, 3.50%, 11/1/2047	839,181	771,221
Pool # FM0028, 3.00%, 12/1/2047	38,136	34,370
Pool # MA3209, 3.00%, 12/1/2047	232,642	205,685
Pool # FM1420, 3.50%, 12/1/2047	171,271	159,400
Pool # CA4015, 3.00%, 1/1/2048	7,934	7,010
Pool # BJ6154, 3.50%, 1/1/2048	140,202	129,342
Pool # MA3238, 3.50%, 1/1/2048	40,622	37,323
Pool # BJ5910, 3.50%, 2/1/2048	181,732	170,384
Pool # MA3305, 3.50%, 3/1/2048	645,626	593,077
Pool # FM3494, 2.50%, 4/1/2048	9,469	8,112
Pool # CA2687, 3.00%, 5/1/2048	18,188	16,252
Pool # BM4054, 4.00%, 5/1/2048	77,108	73,855
Pool # BM4757, 3.50%, 7/1/2048	31,895	29,574
Pool # FM3438, 3.00%, 8/1/2048	572,300	509,788
Pool # BM2007, 4.00%, 9/1/2048	3,512	3,347
Pool # CA2368, 4.00%, 9/1/2048	22,665	21,584
Pool # MA3472, 5.00%, 9/1/2048	6,950	6,973
Pool # CA4655, 3.50%, 10/1/2048	78,062	72,080
Pool # MA3495, 4.00%, 10/1/2048	22,748	21,658
Pool # CA2432, 4.50%, 10/1/2048	42,047	41,245
Pool # FM7895, 3.50%, 11/1/2048	221,356	205,207
Pool # FM1248, 4.50%, 11/1/2048	13,364	13,120
Pool # CA2797, 4.50%, 12/1/2048	79,011	77,521
Pool # FM0030, 3.00%, 2/1/2049	42,386	37,732
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # FM6237, 3.50%, 4/1/2049	467,931	432,482
Pool # MA3637, 3.50%, 4/1/2049	14,177	13,003
Pool # MA3638, 4.00%, 4/1/2049	13,639	12,965
Pool # BN5418, 4.50%, 4/1/2049	14,706	14,437
Pool # MA3663, 3.50%, 5/1/2049	819,450	749,245
Pool # MA3664, 4.00%, 5/1/2049	6,719	6,385
Pool # FM4074, 4.50%, 5/1/2049	228,274	223,879
Pool # CA4358, 3.50%, 7/1/2049	14,013	12,850
Pool # MA3692, 3.50%, 7/1/2049	828,176	758,699
Pool # FM1672, 4.50%, 7/1/2049	701,885	696,404
Pool # MA3745, 3.50%, 8/1/2049	66,997	61,436
Pool # MA3746, 4.00%, 8/1/2049	9,867	9,369
Pool # FM1385, 5.00%, 8/1/2049	284,345	286,804
Pool # BO4012, 3.00%, 9/1/2049	99,571	86,960
Pool # FM1449, 3.50%, 9/1/2049	119,032	109,152
Pool # FM4430, 3.50%, 9/1/2049	242,120	222,157
Pool # FM3572, 4.50%, 9/1/2049	62,866	61,708
Pool # MA3803, 3.50%, 10/1/2049	32,201	29,528
Pool # MA3833, 2.50%, 11/1/2049	783,753	664,055
Pool # BK0350, 3.00%, 11/1/2049	697,179	617,394
Pool # MA3834, 3.00%, 11/1/2049	431,952	381,662
Pool # FM2363, 3.00%, 1/1/2050	1,337,650	1,190,528
Pool # MA3905, 3.00%, 1/1/2050	730,071	644,921
Pool # CA5021, 3.50%, 1/1/2050	29,988	27,499
Pool # FM5922, 3.50%, 1/1/2050	300,103	275,150
Pool # MA3906, 3.50%, 1/1/2050	30,196	27,690
Pool # MA3937, 3.00%, 2/1/2050	856,081	756,135
Pool # FM2733, 2.50%, 3/1/2050	86,095	72,969
Pool # FM4372, 3.50%, 3/1/2050	409,911	376,298
Pool # BP2403, 3.50%, 4/1/2050	243,183	222,713
Pool # BP5001, 2.50%, 5/1/2050	487,857	412,714
Pool # FM3257, 3.00%, 5/1/2050	201,467	180,151
Pool # BK2753, 2.50%, 7/1/2050	808,582	683,627
Pool # FS2252, 3.00%, 7/1/2050	791,555	704,028
Pool # BP6626, 2.00%, 8/1/2050	2,078,904	1,677,262
Pool # MA4100, 2.00%, 8/1/2050	967,218	781,364
Pool # BP9500, 2.50%, 8/1/2050	77,959	65,891
Pool # BQ0723, 3.50%, 8/1/2050	1,132,911	1,038,893
Pool # FM5750, 4.00%, 8/1/2050	271,733	257,080
Pool # BK3044, 2.50%, 9/1/2050	686,791	580,299
Pool # BP6702, 2.50%, 9/1/2050	503,115	425,911
Pool # FM8260, 4.00%, 9/1/2050	454,571	433,221
Pool # MA4159, 2.50%, 10/1/2050	504,422	423,449
Pool # CA7603, 2.50%, 11/1/2050	272,975	230,833
Pool # MA4183, 2.50%, 11/1/2050	2,255,911	1,898,371
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # CA8005, 1.50%, 12/1/2050	151,156	115,333
Pool # CA8222, 1.50%, 12/1/2050	260,675	198,876
Pool # MA4209, 1.50%, 12/1/2050	1,151,917	877,892
Pool # BQ5160, 2.00%, 12/1/2050	2,332,535	1,881,418
Pool # FM5849, 2.00%, 12/1/2050	818,585	655,907
Pool # MA4208, 2.00%, 12/1/2050	413,713	334,024
Pool # FM5597, 2.00%, 1/1/2051	203,858	163,314
Pool # FM6241, 2.00%, 1/1/2051	3,226,688	2,600,963
Pool # FM5854, 2.50%, 1/1/2051	151,776	128,928
Pool # MA4254, 1.50%, 2/1/2051	308,662	235,025
Pool # CA9190, 2.00%, 2/1/2051	157,537	126,624
Pool # FM6126, 2.00%, 2/1/2051	183,377	146,907
Pool # BR3515, 2.50%, 2/1/2051	146,293	123,409
Pool # FM6244, 2.00%, 3/1/2051	751,117	606,813
Pool # MA4281, 2.00%, 3/1/2051	228,920	184,529
Pool # FM6523, 2.50%, 3/1/2051	249,106	210,515
Pool # FM6764, 2.50%, 3/1/2051	760,776	636,267
Pool # FM6537, 2.00%, 4/1/2051	2,476,403	2,018,881
Pool # MA4306, 2.50%, 4/1/2051	219,185	184,580
Pool # FM7099, 3.00%, 4/1/2051	668,789	594,827
Pool # MA4343, 1.50%, 5/1/2051	360,280	274,674
Pool # FM7066, 2.50%, 5/1/2051	664,084	560,626
Pool # MA4326, 2.50%, 5/1/2051	1,478,850	1,239,902
Pool # MA4354, 1.50%, 6/1/2051	461,497	351,308
Pool # CB0727, 2.50%, 6/1/2051	1,246,585	1,048,983
Pool # FM7418, 2.50%, 6/1/2051	764,349	649,602
Pool # MA4356, 2.50%, 6/1/2051	3,931,021	3,307,918
Pool # MA4377, 1.50%, 7/1/2051	162,916	123,968
Pool # FM8194, 2.00%, 7/1/2051	334,467	267,740
Pool # CB1027, 2.50%, 7/1/2051	236,250	198,104
Pool # MA4379, 2.50%, 7/1/2051	3,559,573	2,994,600
Pool # CB1150, 3.00%, 7/1/2051	438,373	382,311
Pool # MA4380, 3.00%, 7/1/2051	185,383	162,926
Pool # FM8278, 3.50%, 7/1/2051	311,114	284,181
Pool # BR2236, 2.50%, 8/1/2051	230,714	192,948
Pool # BR2237, 2.50%, 8/1/2051	451,535	379,773
Pool # BR2258, 2.50%, 8/1/2051	155,055	130,445
Pool # CB1276, 2.50%, 8/1/2051	669,168	562,540
Pool # MA4399, 2.50%, 8/1/2051	2,125,446	1,787,653
Pool # MA4401, 3.50%, 8/1/2051	105,023	95,995
Pool # BT0240, 2.00%, 9/1/2051	162,157	130,408
Pool # FM8730, 2.00%, 9/1/2051	878,247	703,022
Pool # MA4413, 2.00%, 9/1/2051	686,132	551,399
Pool # MA4414, 2.50%, 9/1/2051	1,931,255	1,623,922
Pool # CB1917, 3.00%, 10/1/2051	1,758,816	1,546,010
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	9

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # CB2364, 2.00%, 12/1/2051	4,288,228	3,442,816
Pool # FM9868, 2.50%, 12/1/2051	466,003	393,899
Pool # FM9870, 2.50%, 12/1/2051	480,883	406,118
Pool # MA4493, 2.50%, 12/1/2051	794,283	665,252
Pool # MA4512, 2.50%, 1/1/2052	847,813	711,426
Pool # MA4513, 3.00%, 1/1/2052	2,098,798	1,841,730
Pool # CB2773, 2.00%, 2/1/2052	1,737,837	1,395,170
Pool # MA4548, 2.50%, 2/1/2052	1,475,703	1,238,292
Pool # BV4248, 2.00%, 3/1/2052	839,313	682,258
Pool # CB3040, 2.00%, 3/1/2052	4,441,649	3,562,018
Pool # MA4577, 2.00%, 4/1/2052	1,394,903	1,118,361
Pool # FS1538, 3.00%, 4/1/2052	419,871	369,668
Pool # MA4579, 3.00%, 4/1/2052	937,943	819,117
Pool # MA4599, 3.00%, 5/1/2052	443,962	387,497
Pool # CB3608, 3.50%, 5/1/2052	171,796	156,131
Pool # MA4600, 3.50%, 5/1/2052	1,964,933	1,783,884
Pool # MA4622, 2.00%, 6/1/2052	4,400,137	3,527,391
Pool # MA4624, 3.00%, 6/1/2052	10,674,641	9,303,569
Pool # CB4209, 3.50%, 7/1/2052	884,944	803,813
Pool # MA4654, 3.50%, 7/1/2052	429,863	390,640
Pool # MA4699, 3.50%, 8/1/2052	1,799,172	1,633,663
Pool # MA4700, 4.00%, 8/1/2052	2,633,754	2,474,194
Pool # MA4701, 4.50%, 8/1/2052	867,437	837,797
Pool # FS2619, 5.00%, 8/1/2052	847,660	837,476
Pool # FS3392, 4.00%, 9/1/2052	823,369	774,765
Pool # MA4732, 4.00%, 9/1/2052	437,967	411,411
Pool # MA4761, 5.00%, 9/1/2052	841,353	831,114
Pool # MA4783, 4.00%, 10/1/2052	883,827	830,190
Pool # MA4803, 3.50%, 11/1/2052	911,137	826,998
Pool # MA4805, 4.50%, 11/1/2052	8,662	8,364
Pool # MA4838, 3.50%, 12/1/2052	1,800,374	1,635,539
Pool # MA4839, 4.00%, 12/1/2052	1,253,268	1,175,716
Pool # MA4840, 4.50%, 12/1/2052	873,359	843,611
Pool # FS3455, 5.00%, 12/1/2052	812,069	807,298
Pool # MA4866, 4.00%, 1/1/2053	880,297	825,600
Pool # MA4868, 5.00%, 1/1/2053	694,390	685,653
Pool # MA4869, 5.50%, 1/1/2053	1,261,696	1,272,497
Pool # MA4933, 3.50%, 2/1/2053	1,177,200	1,068,384
Pool # MA4918, 5.00%, 2/1/2053	1,713,589	1,690,959
Pool # CB5600, 5.50%, 2/1/2053	851,455	860,628
Pool # MA4919, 5.50%, 2/1/2053	1,659,938	1,670,670
Pool # MA4920, 6.00%, 2/1/2053	2,060,697	2,104,250
Pool # MA4962, 4.00%, 3/1/2053	1,817,109	1,704,575
Pool # BX7958, 5.00%, 3/1/2053	974,181	962,522
Pool # CB5906, 5.50%, 3/1/2053	261,092	262,527
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # MA4943, 6.50%, 3/1/2053	788,899	817,294
Pool # MA4964, 7.00%, 3/1/2053	307,571	322,568
Pool # MA4979, 5.50%, 4/1/2053	837,055	843,361
Pool # MA5038, 5.00%, 6/1/2053	1,780,833	1,756,579
Pool # MA5071, 5.00%, 7/1/2053	1,799,012	1,774,139
Pool # MA5072, 5.50%, 7/1/2053	865,962	869,096
Pool # MA5138, 5.50%, 9/1/2053	874,294	877,052
Pool # DA4550, 6.50%, 11/1/2053	1,836,094	1,900,796
Pool # MA5192, 6.50%, 11/1/2053	732,838	756,753
Pool # MA5217, 6.50%, 12/1/2053	271,108	279,638
Pool # FS6772, 7.00%, 1/1/2054	370,089	389,715
Pool # MA5499, 6.50%, 10/1/2054	1,399,616	1,445,936
FNMA/FHLMC UMBS, Single Family, 15 Year TBA, 3.00%, 3/25/2040 (a)	2,906,000	2,749,453
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 2.00%, 3/25/2055 (a)	11,285,000	9,025,813
TBA, 4.50%, 3/25/2055 (a)	3,818,000	3,679,739
TBA, 5.50%, 3/25/2055 (a)	12,793,000	12,808,950
GNMA I, 30 Year
Pool # 704155, 5.50%, 1/15/2039	12,372	12,623
Pool # 726769, 5.00%, 9/15/2039	11,439	11,611
Pool # 754439, 3.50%, 12/15/2041	75,227	71,052
Pool # 711674, 3.00%, 9/15/2042	38,274	34,942
Pool # 783748, 3.50%, 4/15/2043	52,713	49,617
Pool # 784660, 4.00%, 4/15/2043	4,419	4,273
Pool # AC2224, 3.50%, 6/15/2043	35,977	33,846
Pool # 785088, 3.50%, 7/15/2043	41,600	39,086
Pool # AJ4151, 4.00%, 9/15/2044	165,318	159,114
Pool # AL9314, 3.00%, 3/15/2045	31,564	28,346
Pool # 784664, 4.00%, 4/15/2045	16,823	16,268
Pool # AO0544, 3.00%, 8/15/2045	19,392	17,414
Pool # 784429, 3.00%, 8/15/2046	62,918	57,412
GNMA II, 15 Year
Pool # MA0513, 2.50%, 11/20/2027	21,939	21,459
Pool # MA4625, 3.50%, 8/20/2032	13,863	13,555
Pool # MA6906, 2.50%, 10/20/2035	269,616	252,181
GNMA II, 30 Year
Pool # 711773, 3.50%, 6/20/2033	38,525	37,077
Pool # 3459, 5.50%, 10/20/2033	32,254	32,993
Pool # AQ5932, 3.50%, 1/20/2036	61,042	58,192
Pool # 4222, 6.00%, 8/20/2038	6,589	6,896
Pool # 709148, 4.50%, 2/20/2039	25,842	25,131
Pool # 4446, 4.50%, 5/20/2039	2,089	2,071
Pool # 4467, 4.00%, 6/20/2039	9,728	9,337
Pool # 4468, 4.50%, 6/20/2039	1,830	1,814
Pool # 4494, 4.00%, 7/20/2039	10,554	10,206
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # 4495, 4.50%, 7/20/2039	7,941	7,874
Pool # 4519, 4.50%, 8/20/2039	2,976	2,951
Pool # 4558, 4.50%, 10/20/2039	2,512	2,490
Pool # 4576, 4.00%, 11/20/2039	4,883	4,683
Pool # 4598, 4.50%, 12/20/2039	5,044	4,997
Pool # 4617, 4.50%, 1/20/2040	2,710	2,684
Pool # 4656, 4.00%, 3/20/2040	7,790	7,529
Pool # 4677, 4.00%, 4/20/2040	20,683	19,991
Pool # 4678, 4.50%, 4/20/2040	947	937
Pool # 4695, 4.00%, 5/20/2040	2,305	2,228
Pool # 4712, 4.00%, 6/20/2040	3,596	3,476
Pool # 4800, 4.00%, 9/20/2040	3,751	3,625
Pool # 737727, 4.00%, 12/20/2040	31,750	30,609
Pool # 4945, 4.00%, 2/20/2041	8,081	7,811
Pool # 759342, 4.50%, 2/20/2041	175,047	171,060
Pool # 4950, 5.50%, 2/20/2041	13,588	13,969
Pool # 4976, 3.50%, 3/20/2041	9,998	9,413
Pool # 4977, 4.00%, 3/20/2041	15,118	14,612
Pool # 5016, 4.00%, 4/20/2041	5,738	5,546
Pool # 5054, 4.00%, 5/20/2041	9,041	8,738
Pool # 5114, 4.00%, 7/20/2041	1,197	1,157
Pool # 779497, 3.50%, 10/20/2041	7,068	6,519
Pool # 5233, 4.00%, 11/20/2041	1,471	1,421
Pool # 5258, 3.50%, 12/20/2041	89,279	84,138
Pool # 5259, 4.00%, 12/20/2041	5,664	5,475
Pool # 5279, 3.50%, 1/20/2042	16,705	15,732
Pool # 5330, 3.00%, 3/20/2042	11,445	10,443
Pool # 754406, 3.50%, 5/20/2042	46,991	43,495
Pool # 796468, 4.00%, 9/20/2042	14,396	13,878
Pool # AA6040, 3.00%, 1/20/2043	81,375	72,476
Pool # AD1584, 3.00%, 1/20/2043	101,247	89,677
Pool # AD2125, 3.50%, 1/20/2043	62,954	59,240
Pool # AA6054, 3.00%, 2/20/2043	148,662	135,151
Pool # AD1744, 3.00%, 2/20/2043	12,599	11,442
Pool # 783755, 3.00%, 4/20/2043	99,338	90,370
Pool # 783976, 3.50%, 4/20/2043	16,346	15,086
Pool # MA1284, 3.00%, 9/20/2043	13,336	12,108
Pool # 785065, 3.50%, 10/20/2043	174,699	159,464
Pool # MA1376, 4.00%, 10/20/2043	77,803	75,069
Pool # AI7106, 4.00%, 6/20/2044	28,113	26,963
Pool # 784026, 3.50%, 12/20/2044	156,495	148,340
Pool # MA2678, 3.50%, 3/20/2045	103,422	96,437
Pool # MA2679, 4.00%, 3/20/2045	35,958	34,621
Pool # MA2753, 3.00%, 4/20/2045	52,635	47,608
Pool # 626942, 3.00%, 5/20/2045	125,198	111,462
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # MA2829, 5.00%, 5/20/2045	19,342	19,615
Pool # 784800, 3.00%, 6/20/2045	27,270	24,757
Pool # AM9881, 3.00%, 6/20/2045	13,847	12,333
Pool # AO9442, 3.50%, 12/20/2045	14,894	13,795
Pool # 784119, 3.00%, 2/20/2046	117,425	106,104
Pool # MA3458, 5.50%, 2/20/2046	24,004	24,675
Pool # MA3735, 3.00%, 6/20/2046	214,004	193,260
Pool # AT7138, 3.50%, 6/20/2046	228,263	210,826
Pool # MA3935, 2.50%, 9/20/2046	57,194	49,935
Pool # 784768, 3.00%, 9/20/2046	60,813	55,030
Pool # AT8215, 3.00%, 9/20/2046	18,180	16,120
Pool # MA4002, 2.50%, 10/20/2046	313,348	273,580
Pool # AW0199, 3.00%, 10/20/2046	47,039	41,707
Pool # MA4072, 5.00%, 11/20/2046	19,537	19,813
Pool # MA4125, 2.50%, 12/20/2046	284,923	248,762
Pool # MA4126, 3.00%, 12/20/2046	42,965	38,745
Pool # MA4260, 2.50%, 2/20/2047	49,684	43,380
Pool # AZ3119, 3.50%, 3/20/2047	28,516	26,182
Pool # AZ7084, 3.50%, 4/20/2047	25,610	25,428
Pool # MA4511, 4.00%, 6/20/2047	130,800	124,911
Pool # BA5041, 5.00%, 6/20/2047	91,892	91,990
Pool # MA4584, 2.50%, 7/20/2047	68,638	59,930
Pool # MA4718, 3.00%, 9/20/2047	5,875	5,291
Pool # BC2742, 3.50%, 11/20/2047	609,000	556,847
Pool # MA4837, 3.50%, 11/20/2047	6,492,264	6,020,388
Pool # BD6940, 3.50%, 12/20/2047	119	107
Pool # MA5019, 3.50%, 2/20/2048	179,372	166,297
Pool # 785033, 3.50%, 5/20/2048	166,945	159,097
Pool # MA5329, 3.50%, 7/20/2048	6,315	5,841
Pool # MA5468, 5.00%, 9/20/2048	4,849	4,855
Pool # MA5527, 3.50%, 10/20/2048	23,585	21,853
Pool # MA5595, 4.00%, 11/20/2048	29,347	27,892
Pool # BJ6759, 4.50%, 11/20/2048	226,456	220,086
Pool # MA5651, 4.00%, 12/20/2048	140,325	133,365
Pool # MA5709, 3.50%, 1/20/2049	67,335	62,473
Pool # BI6473, 4.00%, 1/20/2049	678,379	651,012
Pool # MA5711, 4.50%, 1/20/2049	3,949,015	3,852,566
Pool # MA5983, 2.50%, 6/20/2049	104,908	91,584
Pool # MA5985, 3.50%, 6/20/2049	34,327	31,619
Pool # MA6220, 4.00%, 10/20/2049	147,848	139,685
Pool # BR4627, 3.00%, 11/20/2049	416,623	369,442
Pool # MA6283, 3.00%, 11/20/2049	421,535	377,264
Pool # 785067, 3.50%, 12/20/2049	340,774	305,754
Pool # MA6478, 5.00%, 2/20/2050	19,076	19,148
Pool # MA6542, 3.50%, 3/20/2050	190,459	175,491
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	11

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BV1348, 2.50%, 6/20/2050	43,415	36,117
Pool # MA6818, 2.00%, 8/20/2050	1,113,644	916,254
Pool # BY8818, 2.00%, 10/20/2050	432,844	351,346
Pool # 785401, 2.50%, 10/20/2050	640,334	543,822
Pool # MA6994, 2.00%, 11/20/2050	1,223,309	1,005,129
Pool # BY8832, 2.50%, 11/20/2050	366,723	309,114
Pool # MA7051, 2.00%, 12/20/2050	1,895,737	1,557,623
Pool # CA4485, 2.50%, 12/20/2050	450,831	379,453
Pool # MA7052, 2.50%, 12/20/2050	768,695	659,938
Pool # MA7055, 4.00%, 12/20/2050	187,435	178,151
Pool # MA7135, 2.00%, 1/20/2051	2,165,148	1,778,981
Pool # MA7192, 2.00%, 2/20/2051	1,251,620	1,029,063
Pool # MA7254, 2.00%, 3/20/2051	936,327	769,652
Pool # 785449, 3.00%, 4/20/2051	246,954	220,704
Pool # MA7417, 2.00%, 6/20/2051	2,579,116	2,119,484
Pool # MA7418, 2.50%, 6/20/2051	1,394,669	1,196,646
Pool # MA7420, 3.50%, 6/20/2051	344,433	317,865
Pool # MA7473, 3.00%, 7/20/2051	417,176	371,305
Pool # MA7588, 2.00%, 9/20/2051	896,262	736,527
Pool # MA7589, 2.50%, 9/20/2051	855,977	733,850
Pool # MA7590, 3.00%, 9/20/2051	3,953,294	3,518,356
Pool # MA7705, 2.50%, 11/20/2051	9,785,246	8,389,100
Pool # MA7766, 2.00%, 12/20/2051	1,958,471	1,609,407
Pool # MA7826, 2.00%, 1/20/2052	988,289	812,001
Pool # 785945, 3.00%, 2/20/2052	810,155	716,477
Pool # 786017, 3.00%, 3/20/2052	819,743	733,358
Pool # MA7986, 2.00%, 4/20/2052	980,871	805,898
Pool # MA7988, 3.00%, 4/20/2052	2,405,049	2,140,418
Pool # MA8043, 3.00%, 5/20/2052	2,085,896	1,856,381
Pool # MA8147, 2.50%, 7/20/2052	2,306,971	1,977,914
Pool # MA8267, 4.00%, 9/20/2052	1,022,589	965,398
Pool # MA8269, 5.00%, 9/20/2052	531,310	525,890
Pool # MA8270, 5.50%, 9/20/2052	744,356	749,722
Pool # MA8346, 4.00%, 10/20/2052	1,856,404	1,751,360
Pool # MA8492, 6.00%, 12/20/2052	972,096	986,441
Pool # MA8493, 6.50%, 12/20/2052	196,337	201,026
Pool # MA8573, 7.00%, 1/20/2053	395,398	408,112
Pool # MA8800, 5.00%, 4/20/2053	2,172,376	2,148,854
Pool # 786633, 6.00%, 4/20/2053	1,671,384	1,703,633
Pool # MA8947, 5.00%, 6/20/2053	1,802,302	1,785,926
Pool # MA9015, 4.50%, 7/20/2053	1,774,993	1,715,980
Pool # MA9018, 6.00%, 7/20/2053	546,690	557,317
Pool # MA9019, 6.50%, 7/20/2053	432,125	442,186
Pool # MA9105, 5.00%, 8/20/2053	1,823,858	1,803,735
Pool # MA9173, 6.50%, 9/20/2053	616,542	630,518
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # MA9365, 7.00%, 12/20/2053	1,012,430	1,043,197
Pool # MA9907, 6.00%, 9/20/2054	5,417,947	5,496,086
GNMA II, Single Family, 30 Year TBA, 6.00%, 3/15/2055 (a)	11,886,000	12,046,435
Total Mortgage-Backed Securities (Cost $404,236,850)		381,631,759
Corporate Bonds — 24.2%
Aerospace & Defense — 0.6%
Boeing Co. (The)
3.10%, 5/1/2026	159,000	156,148
3.25%, 3/1/2028	1,923,000	1,833,422
3.60%, 5/1/2034	637,000	548,896
3.55%, 3/1/2038	438,000	343,306
3.75%, 2/1/2050	33,000	23,384
3.83%, 3/1/2059	110,000	73,473
3.95%, 8/1/2059	96,000	66,544
GE Capital Funding LLC 4.55%, 5/15/2032	278,000	272,088
General Dynamics Corp.
1.15%, 6/1/2026	205,000	197,429
4.25%, 4/1/2040	25,000	22,348
2.85%, 6/1/2041	10,000	7,321
L3Harris Technologies, Inc. 4.85%, 4/27/2035	70,000	67,616
Leidos, Inc. 4.38%, 5/15/2030	454,000	440,225
Lockheed Martin Corp. 3.60%, 3/1/2035	2,816,000	2,518,050
Northrop Grumman Corp.
4.40%, 5/1/2030	30,000	29,614
4.70%, 3/15/2033	150,000	147,548
5.25%, 5/1/2050	272,000	260,745
5.20%, 6/1/2054	21,000	20,053
Precision Castparts Corp. 4.38%, 6/15/2045	33,000	29,167
RTX Corp.
5.00%, 2/27/2026	188,000	188,601
2.38%, 3/15/2032	350,000	297,304
3.03%, 3/15/2052	796,000	519,262
Textron, Inc. 3.65%, 3/15/2027	845,000	827,914
		8,890,458
Air Freight & Logistics — 0.1%
CH Robinson Worldwide, Inc. 4.20%, 4/15/2028	113,000	111,272
FedEx Corp.
3.88%, 8/1/2042	204,000	160,346
4.55%, 4/1/2046 (b)	86,000	72,925
4.05%, 2/15/2048	286,000	220,352
5.25%, 5/15/2050 (b)	100,000	92,723
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Air Freight & Logistics — continued
GXO Logistics, Inc. 1.65%, 7/15/2026	100,000	95,938
United Parcel Service, Inc.
4.45%, 4/1/2030	127,000	126,845
6.20%, 1/15/2038	136,000	149,001
4.88%, 11/15/2040	120,000	115,547
3.63%, 10/1/2042	589,000	471,575
3.75%, 11/15/2047	60,000	47,010
3.40%, 9/1/2049	595,000	431,760
5.60%, 5/22/2064	100,000	100,648
		2,195,942
Automobile Components — 0.0% ^
Aptiv Swiss Holdings Ltd.
3.10%, 12/1/2051	590,000	362,224
4.15%, 5/1/2052	130,000	95,908
BorgWarner, Inc. 2.65%, 7/1/2027	10,000	9,555
Lear Corp. 5.25%, 5/15/2049 (c)	85,000	75,155
Magna International, Inc. (Canada) 5.98%, 3/21/2026	11,000	11,000
		553,842
Automobiles — 0.1%
General Motors Co.
5.40%, 10/15/2029	330,000	333,055
5.00%, 4/1/2035	654,000	617,132
5.15%, 4/1/2038	380,000	352,879
Mercedes-Benz Finance North America LLC (Germany) 8.50%, 1/18/2031	152,000	179,791
Toyota Motor Corp. (Japan) 2.76%, 7/2/2029	170,000	159,442
		1,642,299
Banks — 3.7%
Australia & New Zealand Banking Group Ltd. (Australia) 3.92%, 9/30/2027	260,000	257,463
Banco Santander SA (Spain)
5.57%, 1/17/2030	200,000	204,983
2.75%, 12/3/2030	400,000	349,465
6.92%, 8/8/2033	400,000	430,442
Bank of America Corp.
3.50%, 4/19/2026	635,000	628,033
4.25%, 10/22/2026	183,000	182,182
(SOFR + 1.05%), 2.55%, 2/4/2028 (d)	1,158,000	1,113,773
(SOFR + 1.99%), 6.20%, 11/10/2028 (d)	55,000	57,072
(3-MONTH CME TERM SOFR + 1.30%), 3.42%, 12/20/2028 (d)	310,000	299,404
(SOFR + 1.06%), 2.09%, 6/14/2029 (d)	1,821,000	1,676,900
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
(3-MONTH CME TERM SOFR + 1.57%), 4.27%, 7/23/2029 (d)	50,000	49,299
(3-MONTH CME TERM SOFR + 1.47%), 3.97%, 2/7/2030 (d)	193,000	187,312
(3-MONTH CME TERM SOFR + 1.25%), 2.50%, 2/13/2031 (d)	25,000	22,383
Series N, (SOFR + 1.22%), 2.65%, 3/11/2032 (d)	1,808,000	1,594,206
(SOFR + 1.33%), 2.97%, 2/4/2033 (d)	365,000	320,175
(SOFR + 1.84%), 5.87%, 9/15/2034 (d)	104,000	108,915
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.20%), 2.48%, 9/21/2036 (d)	1,338,000	1,114,731
7.75%, 5/14/2038	130,000	155,158
(SOFR + 1.58%), 3.31%, 4/22/2042 (d)	295,000	226,777
5.00%, 1/21/2044	1,988,000	1,905,246
(3-MONTH CME TERM SOFR + 1.45%), 3.95%, 1/23/2049 (d)	77,000	61,778
(SOFR + 1.56%), 2.97%, 7/21/2052 (d)	98,000	64,453
Bank of Montreal (Canada)
5.20%, 2/1/2028	150,000	152,625
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.40%), 3.09%, 1/10/2037 (d) (e)	593,000	504,391
Bank of Nova Scotia (The) (Canada)
5.25%, 6/12/2028	99,000	101,131
4.85%, 2/1/2030	200,000	200,946
2.45%, 2/2/2032	224,000	192,194
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 4.59%, 5/4/2037 (d) (e)	130,000	120,855
Barclays plc (United Kingdom)
4.84%, 5/9/2028	1,801,000	1,793,399
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.00%), 5.75%, 8/9/2033 (d)	754,000	771,040
(SOFR + 1.91%), 5.34%, 9/10/2035 (d)	250,000	246,291
BPCE SA (France) 3.38%, 12/2/2026	260,000	255,357
Canadian Imperial Bank of Commerce (Canada) (SOFR + 0.93%), 4.51%, 9/11/2027 (d)	247,000	246,729
Citigroup, Inc.
4.30%, 11/20/2026	114,000	113,476
4.13%, 7/25/2028	1,185,000	1,164,394
(3-MONTH CME TERM SOFR + 1.60%), 3.98%, 3/20/2030 (d)	808,000	781,698
(SOFR + 1.42%), 2.98%, 11/5/2030 (d)	841,000	772,026
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	13

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(SOFR + 3.91%), 4.41%, 3/31/2031 (d)	1,159,000	1,129,602
(SOFR + 2.11%), 2.57%, 6/3/2031 (d)	1,812,000	1,612,205
6.63%, 6/15/2032	292,000	315,929
(SOFR + 1.18%), 2.52%, 11/3/2032 (d)	170,000	145,594
(SOFR + 1.35%), 3.06%, 1/25/2033 (d)	101,000	88,666
(SOFR + 1.94%), 3.79%, 3/17/2033 (d)	25,000	22,944
(SOFR + 2.09%), 4.91%, 5/24/2033 (d)	250,000	245,683
6.00%, 10/31/2033	220,000	230,026
(SOFR + 2.34%), 6.27%, 11/17/2033 (d)	1,510,000	1,610,140
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.28%), 5.59%, 11/19/2034 (d)	110,000	110,478
(SOFR + 2.06%), 5.83%, 2/13/2035 (d)	100,000	100,346
(SOFR + 1.83%), 6.02%, 1/24/2036 (d)	214,000	217,634
5.88%, 1/30/2042	110,000	114,662
Citizens Financial Group, Inc.
(SOFR + 1.91%), 5.72%, 7/23/2032 (d)	50,000	51,114
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.75%), 5.64%, 5/21/2037 (d)	100,000	98,856
Commonwealth Bank of Australia (Australia) 5.32%, 3/13/2026	260,000	262,659
Fifth Third Bancorp
(SOFR + 0.69%), 1.71%, 11/1/2027 (d)	295,000	281,197
8.25%, 3/1/2038	229,000	280,321
Goldman Sachs Capital I 6.35%, 2/15/2034	100,000	106,314
HSBC Bank USA NA 7.00%, 1/15/2039	255,000	289,405
HSBC Holdings plc (United Kingdom)
(SOFR + 1.10%), 2.25%, 11/22/2027 (d)	280,000	268,898
(SOFR + 1.97%), 6.16%, 3/9/2029 (d)	1,147,000	1,189,321
(3-MONTH CME TERM SOFR + 1.80%), 4.58%, 6/19/2029 (d)	452,000	447,780
(SOFR + 2.39%), 2.85%, 6/4/2031 (d)	2,003,000	1,796,109
(SOFR + 1.95%), 2.36%, 8/18/2031 (d)	463,000	402,093
(SOFR + 1.56%), 5.45%, 3/3/2036 (d)	1,077,000	1,074,846
6.50%, 5/2/2036	1,046,000	1,104,675
6.10%, 1/14/2042 (c)	59,000	63,686
Huntington Bancshares, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.17%), 2.49%, 8/15/2036 (d)	387,000	320,447
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.70%), 6.14%, 11/18/2039 (d)	110,000	112,162
ING Groep NV (Netherlands)
3.95%, 3/29/2027	500,000	494,286
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
(SOFR + 1.01%), 1.73%, 4/1/2027 (d)	563,000	546,081
KeyBank NA 3.40%, 5/20/2026	260,000	255,903
Korea Development Bank (The) (South Korea) 1.00%, 9/9/2026	251,000	238,763
Kreditanstalt fuer Wiederaufbau (Germany)
5.00%, 3/16/2026	27,000	27,233
3.63%, 4/1/2026	99,000	98,462
3.88%, 6/15/2028	40,000	39,788
Zero Coupon, 4/18/2036	1,185,000	727,589
Landwirtschaftliche Rentenbank (Germany) 0.88%, 9/3/2030	100,000	84,047
Lloyds Banking Group plc (United Kingdom) 4.34%, 1/9/2048	538,000	431,733
M&T Bank Corp. (SOFR + 1.85%), 5.05%, 1/27/2034 (d)	1,003,000	981,763
Mitsubishi UFJ Financial Group, Inc. (Japan) 3.75%, 7/18/2039	1,242,000	1,073,583
Mizuho Financial Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 2.26%, 7/9/2032 (d)	2,820,000	2,406,073
Morgan Stanley Bank NA (SOFR + 0.68%), 4.45%, 10/15/2027 (d)	260,000	259,330
National Bank of Canada (Canada) (SOFR + 1.04%), 5.60%, 7/2/2027 (d)	260,000	263,399
Oesterreichische Kontrollbank AG (Austria)
0.38%, 9/17/2025	25,000	24,466
0.50%, 2/2/2026	555,000	536,439
4.75%, 5/21/2027	553,000	560,008
4.13%, 1/18/2029	593,000	592,412
3.75%, 9/5/2029	169,000	166,455
4.50%, 1/24/2030	120,000	121,867
PNC Financial Services Group, Inc. (The) (SOFR + 1.93%), 5.07%, 1/24/2034 (d)	330,000	328,479
Royal Bank of Canada (Canada)
1.40%, 11/2/2026	903,000	860,692
6.00%, 11/1/2027	402,000	416,952
(SOFR + 1.03%), 5.15%, 2/4/2031 (d)	120,000	121,662
Santander Holdings USA, Inc. (SOFR + 2.70%), 6.57%, 6/12/2029 (d)	100,000	104,367
Sumitomo Mitsui Financial Group, Inc. (Japan) 0.95%, 1/12/2026	1,485,000	1,441,602
Toronto-Dominion Bank (The) (Canada)
0.75%, 1/6/2026	777,000	752,611
1.20%, 6/3/2026	97,000	93,226
4.11%, 6/8/2027	260,000	257,758
3.20%, 3/10/2032	18,000	16,108
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.50%), 5.15%, 9/10/2034 (d) (e)	104,000	102,655
US Bancorp
(SOFR + 2.11%), 4.97%, 7/22/2033 (d)	50,000	48,803
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 0.95%), 2.49%, 11/3/2036 (d)	811,000	672,462
Wachovia Corp. 5.50%, 8/1/2035	116,000	118,292
Wells Fargo & Co.
3.00%, 4/22/2026	419,000	412,298
3.00%, 10/23/2026	50,000	48,811
4.30%, 7/22/2027	1,607,000	1,597,406
(3-MONTH CME TERM SOFR + 1.57%), 3.58%, 5/22/2028 (d)	134,000	130,783
(SOFR + 2.10%), 2.39%, 6/2/2028 (d)	1,961,000	1,866,441
4.15%, 1/24/2029	10,000	9,834
(3-MONTH CME TERM SOFR + 1.43%), 2.88%, 10/30/2030 (d)	2,545,000	2,337,994
(3-MONTH CME TERM SOFR + 1.26%), 2.57%, 2/11/2031 (d)	100,000	89,947
(SOFR + 1.50%), 3.35%, 3/2/2033 (d)	25,000	22,419
(SOFR + 1.99%), 5.56%, 7/25/2034 (d)	117,000	119,258
(SOFR + 1.38%), 5.21%, 12/3/2035 (d)	50,000	49,855
(SOFR + 2.53%), 3.07%, 4/30/2041 (d)	278,000	210,576
3.90%, 5/1/2045	523,000	419,248
Westpac Banking Corp. (Australia)
1.95%, 11/20/2028	1,118,000	1,025,841
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 4.11%, 7/24/2034 (d) (e)	551,000	528,600
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.75%), 2.67%, 11/15/2035 (d) (e)	212,000	184,620
Zions Bancorp NA 3.25%, 10/29/2029	267,000	241,276
		57,081,050
Beverages — 0.4%
Anheuser-Busch Cos. LLC (Belgium) 4.70%, 2/1/2036	89,000	86,295
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
3.50%, 6/1/2030	98,000	93,156
4.90%, 1/23/2031	330,000	335,326
5.00%, 6/15/2034	309,000	311,182
5.55%, 1/23/2049	50,000	50,867
Coca-Cola Co. (The)
1.50%, 3/5/2028	140,000	129,353
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Beverages — continued
1.00%, 3/15/2028	114,000	103,739
3.45%, 3/25/2030	490,000	469,332
1.65%, 6/1/2030	1,084,000	941,071
2.60%, 6/1/2050	1,707,000	1,074,893
Coca-Cola Femsa SAB de CV (Mexico) 1.85%, 9/1/2032	391,000	317,220
Constellation Brands, Inc. 3.60%, 2/15/2028	554,000	537,832
Diageo Capital plc (United Kingdom) 2.00%, 4/29/2030	210,000	185,036
Keurig Dr Pepper, Inc. 4.50%, 4/15/2052	25,000	21,274
Keurig Dr. Pepper, Inc.
3.95%, 4/15/2029	901,000	877,639
3.80%, 5/1/2050	155,000	118,453
PepsiCo, Inc.
7.00%, 3/1/2029	233,000	255,505
2.75%, 3/19/2030	100,000	92,257
1.63%, 5/1/2030	294,000	255,407
		6,255,837
Biotechnology — 0.6%
AbbVie, Inc.
2.95%, 11/21/2026	450,000	439,745
4.05%, 11/21/2039	479,000	424,510
4.63%, 10/1/2042	198,000	183,548
4.85%, 6/15/2044	749,000	703,994
4.45%, 5/14/2046	21,000	18,547
4.25%, 11/21/2049	1,219,000	1,033,438
5.40%, 3/15/2054	500,000	503,526
Amgen, Inc.
2.60%, 8/19/2026	10,000	9,742
3.20%, 11/2/2027	1,090,000	1,054,856
2.30%, 2/25/2031	1,200,000	1,045,054
4.20%, 3/1/2033	50,000	47,383
3.15%, 2/21/2040	111,000	85,782
4.95%, 10/1/2041	26,000	24,341
5.15%, 11/15/2041	800,000	764,699
4.40%, 5/1/2045	269,000	231,396
4.56%, 6/15/2048	200,000	172,742
4.66%, 6/15/2051	230,000	200,591
3.00%, 1/15/2052	392,000	259,067
5.75%, 3/2/2063	215,000	215,469
Gilead Sciences, Inc.
2.95%, 3/1/2027	510,000	495,982
4.60%, 9/1/2035	420,000	406,844
4.00%, 9/1/2036	851,000	771,615
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	15

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Biotechnology — continued
4.75%, 3/1/2046	15,000	13,706
4.15%, 3/1/2047	110,000	91,941
Regeneron Pharmaceuticals, Inc. 2.80%, 9/15/2050	11,000	6,669
		9,205,187
Broadline Retail — 0.3%
Alibaba Group Holding Ltd. (China)
3.15%, 2/9/2051	260,000	177,722
3.25%, 2/9/2061	1,409,000	922,037
Amazon.com, Inc.
3.30%, 4/13/2027	250,000	245,521
3.15%, 8/22/2027	1,557,000	1,517,596
1.65%, 5/12/2028	678,000	626,255
4.05%, 8/22/2047	1,351,000	1,139,655
2.70%, 6/3/2060	568,000	338,569
eBay, Inc. 4.00%, 7/15/2042	382,000	312,799
		5,280,154
Building Products — 0.2%
Carlisle Cos., Inc. 2.20%, 3/1/2032	117,000	97,655
Carrier Global Corp.
2.49%, 2/15/2027	621,000	597,771
3.58%, 4/5/2050	14,000	10,427
Fortune Brands Innovations, Inc. 4.00%, 3/25/2032	28,000	26,221
Johnson Controls International plc
1.75%, 9/15/2030	257,000	220,209
2.00%, 9/16/2031	174,000	146,697
4.50%, 2/15/2047	344,000	296,558
4.95%, 7/2/2064 (f)	766,000	676,453
Masco Corp. 3.13%, 2/15/2051	129,000	84,812
Owens Corning
3.88%, 6/1/2030	146,000	139,362
4.30%, 7/15/2047	108,000	89,174
		2,385,339
Capital Markets — 2.2%
Affiliated Managers Group, Inc. 5.50%, 8/20/2034	100,000	99,346
Ares Capital Corp. 2.15%, 7/15/2026	497,000	479,431
Bank of New York Mellon Corp. (The) Series J, (SOFR + 1.61%), 4.97%, 4/26/2034 (d)	2,913,000	2,903,163
Blackstone Private Credit Fund 3.25%, 3/15/2027	914,000	881,223
Blue Owl Technology Finance Corp. 2.50%, 1/15/2027	36,000	34,121
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Capital Markets — continued
Brookfield Finance, Inc. (Canada) 4.35%, 4/15/2030	110,000	107,418
Cboe Global Markets, Inc. 1.63%, 12/15/2030	11,000	9,310
Charles Schwab Corp. (The)
3.45%, 2/13/2026	48,000	47,540
3.20%, 3/2/2027	700,000	684,386
3.20%, 1/25/2028	124,000	119,868
2.00%, 3/20/2028	25,000	23,259
CI Financial Corp. (Canada) 3.20%, 12/17/2030	1,042,000	907,225
CME Group, Inc. 4.15%, 6/15/2048	144,000	123,347
Deutsche Bank AG (Germany)
(SOFR + 1.87%), 2.13%, 11/24/2026 (d)	945,000	927,738
(SOFR + 1.22%), 2.31%, 11/16/2027 (d)	260,000	249,388
(SOFR + 2.51%), 6.82%, 11/20/2029 (d)	416,000	441,823
(SOFR + 2.76%), 3.73%, 1/14/2032 (d)	260,000	233,488
(SOFR + 3.65%), 7.08%, 2/10/2034 (d)	894,000	942,948
FS KKR Capital Corp.
2.63%, 1/15/2027	460,000	439,373
3.13%, 10/12/2028	145,000	132,951
Goldman Sachs Group, Inc. (The)
(SOFR + 0.80%), 1.43%, 3/9/2027 (d)	50,000	48,424
(SOFR + 1.11%), 2.64%, 2/24/2028 (d)	2,362,000	2,272,130
(3-MONTH CME TERM SOFR + 1.42%), 3.81%, 4/23/2029 (d)	12,000	11,681
(3-MONTH CME TERM SOFR + 1.56%), 4.22%, 5/1/2029 (d)	28,000	27,609
2.60%, 2/7/2030	258,000	233,221
3.80%, 3/15/2030	200,000	191,328
(SOFR + 1.25%), 2.38%, 7/21/2032 (d)	2,346,000	2,009,024
6.13%, 2/15/2033	532,000	575,743
(SOFR + 1.41%), 3.10%, 2/24/2033 (d)	814,000	717,521
6.75%, 10/1/2037	149,000	163,139
(SOFR + 1.63%), 3.44%, 2/24/2043 (d)	335,000	258,066
4.80%, 7/8/2044	289,000	261,829
5.15%, 5/22/2045	21,000	19,688
4.75%, 10/21/2045	120,000	108,658
Golub Capital BDC, Inc. 2.05%, 2/15/2027	127,000	119,618
Jefferies Financial Group, Inc. 4.15%, 1/23/2030	202,000	194,001
Moody's Corp. 4.25%, 2/1/2029	516,000	512,681
Morgan Stanley
(SOFR + 0.88%), 1.59%, 5/4/2027 (d)	543,000	524,297
(SOFR + 0.86%), 1.51%, 7/20/2027 (d)	2,432,000	2,330,423
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
(SOFR + 1.00%), 2.48%, 1/21/2028 (d)	367,000	352,829
3.59%, 7/22/2028 (g)	1,117,000	1,085,730
(3-MONTH CME TERM SOFR + 1.40%), 3.77%, 1/24/2029 (d)	318,000	310,262
(SOFR + 1.10%), 4.65%, 10/18/2030 (d)	59,000	58,481
(SOFR + 1.14%), 2.70%, 1/22/2031 (d)	1,273,000	1,152,277
(SOFR + 1.03%), 1.79%, 2/13/2032 (d)	125,000	104,519
(SOFR + 1.02%), 1.93%, 4/28/2032 (d)	1,838,000	1,540,020
(SOFR + 1.88%), 5.42%, 7/21/2034 (d)	1,061,000	1,077,937
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.95%, 1/19/2038 (d)	15,000	15,302
3.97%, 7/22/2038 (g)	120,000	104,615
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.80%), 5.94%, 2/7/2039 (d)	10,000	10,178
(SOFR + 1.49%), 3.22%, 4/22/2042 (d)	429,000	326,725
4.30%, 1/27/2045	695,000	596,233
Morgan Stanley Direct Lending Fund 6.15%, 5/17/2029	85,000	86,445
Nasdaq, Inc.
3.85%, 6/30/2026	433,000	429,639
2.50%, 12/21/2040	120,000	83,082
6.10%, 6/28/2063	904,000	940,960
Nomura Holdings, Inc. (Japan) 2.71%, 1/22/2029	730,000	674,772
Northern Trust Corp.
3.15%, 5/3/2029	77,000	73,242
(3-MONTH SOFR + 1.13%), 3.38%, 5/8/2032 (d)	279,000	269,540
Oaktree Specialty Lending Corp. 2.70%, 1/15/2027	300,000	285,197
Raymond James Financial, Inc. 4.95%, 7/15/2046	205,000	187,969
Sixth Street Specialty Lending, Inc. 2.50%, 8/1/2026	176,000	170,410
State Street Corp. (SOFR + 1.57%), 4.82%, 1/26/2034 (d)	824,000	812,774
Stifel Financial Corp. 4.00%, 5/15/2030	110,000	105,274
TPG Operating Group II LP 5.88%, 3/5/2034	167,000	172,719
UBS AG (Switzerland)
1.25%, 6/1/2026	344,000	330,996
1.25%, 8/7/2026	1,799,000	1,720,737
		33,445,291
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Chemicals — 0.2%
Air Products and Chemicals, Inc. 4.80%, 3/3/2033	50,000	49,985
Albemarle Corp.
5.45%, 12/1/2044	100,000	91,746
5.65%, 6/1/2052 (c)	100,000	86,468
CF Industries, Inc.
4.95%, 6/1/2043	300,000	269,612
5.38%, 3/15/2044	113,000	106,596
Dow Chemical Co. (The)
2.10%, 11/15/2030	438,000	378,972
6.30%, 3/15/2033	50,000	54,009
5.25%, 11/15/2041	480,000	453,082
4.63%, 10/1/2044	10,000	8,650
DuPont de Nemours, Inc. 4.73%, 11/15/2028	10,000	10,066
Eastman Chemical Co. 5.75%, 3/8/2033	88,000	91,145
EIDP, Inc. 4.80%, 5/15/2033	418,000	412,745
FMC Corp.
3.45%, 10/1/2029	340,000	313,066
4.50%, 10/1/2049	110,000	84,231
Huntsman International LLC 4.50%, 5/1/2029	112,000	107,982
LYB International Finance III LLC 1.25%, 10/1/2025	45,000	44,061
Nutrien Ltd. (Canada) 4.20%, 4/1/2029	151,000	148,010
Rohm and Haas Co. 7.85%, 7/15/2029	190,000	211,143
Sherwin-Williams Co. (The)
4.00%, 12/15/2042	134,000	110,213
4.50%, 6/1/2047	492,000	426,985
Westlake Corp. 5.00%, 8/15/2046	191,000	171,725
		3,630,492
Commercial Services & Supplies — 0.2%
Cintas Corp. No. 2 3.70%, 4/1/2027	412,000	406,218
RELX Capital, Inc. (United Kingdom)
3.00%, 5/22/2030	178,000	164,141
4.75%, 5/20/2032	97,000	96,491
Republic Services, Inc. 2.38%, 3/15/2033	922,000	765,664
Waste Connections, Inc.
4.20%, 1/15/2033	303,000	287,277
2.95%, 1/15/2052	346,000	224,238
Waste Management, Inc.
4.63%, 2/15/2033	30,000	29,677
2.50%, 11/15/2050	765,000	462,637
		2,436,343
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	17

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Communications Equipment — 0.1%
Cisco Systems, Inc.
2.95%, 2/28/2026	928,000	915,801
5.90%, 2/15/2039	12,000	12,954
Motorola Solutions, Inc. 5.60%, 6/1/2032	30,000	30,994
		959,749
Construction & Engineering — 0.0% ^
Quanta Services, Inc. 3.05%, 10/1/2041	120,000	85,216
Construction Materials — 0.0% ^
Vulcan Materials Co.
3.50%, 6/1/2030	289,000	272,316
4.70%, 3/1/2048	96,000	85,600
		357,916
Consumer Finance — 0.9%
AerCap Ireland Capital DAC (Ireland)
3.65%, 7/21/2027	230,000	224,146
3.30%, 1/30/2032	1,351,000	1,196,924
3.40%, 10/29/2033	151,000	131,151
Ally Financial, Inc. 2.20%, 11/2/2028	315,000	286,063
American Express Co.
4.90%, 2/13/2026	135,000	135,511
1.65%, 11/4/2026	1,809,000	1,727,728
(SOFRINDX + 0.75%), 5.65%, 4/23/2027 (d)	85,000	86,030
(SOFR + 0.97%), 5.39%, 7/28/2027 (d)	180,000	182,144
(SOFR + 1.00%), 5.10%, 2/16/2028 (d)	100,000	101,073
(SOFR + 0.93%), 5.04%, 7/26/2028 (d)	255,000	257,702
(SOFR + 1.93%), 5.63%, 7/28/2034 (d)	260,000	265,261
American Honda Finance Corp.
2.00%, 3/24/2028	243,000	225,575
2.25%, 1/12/2029	36,000	32,983
Capital One Financial Corp.
3.75%, 7/28/2026	1,732,000	1,709,894
(SOFR + 0.86%), 1.88%, 11/2/2027 (d)	260,000	247,842
3.80%, 1/31/2028	737,000	720,745
(SOFR + 2.08%), 5.47%, 2/1/2029 (d)	51,000	51,902
(SOFR + 1.79%), 3.27%, 3/1/2030 (d)	122,000	114,397
(SOFR + 2.60%), 5.82%, 2/1/2034 (d)	17,000	17,370
Caterpillar Financial Services Corp. 0.90%, 3/2/2026	1,100,000	1,063,955
Ford Motor Credit Co. LLC
6.80%, 5/12/2028	500,000	516,713
7.35%, 3/6/2030	400,000	424,284
7.20%, 6/10/2030	200,000	209,994
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Consumer Finance — continued
General Motors Financial Co., Inc.
5.25%, 3/1/2026	150,000	150,460
1.50%, 6/10/2026	372,000	356,891
2.40%, 10/15/2028	1,448,000	1,325,011
3.10%, 1/12/2032	96,000	83,035
John Deere Capital Corp.
4.75%, 1/20/2028	970,000	982,902
3.35%, 4/18/2029	322,000	309,553
Synchrony Financial 5.15%, 3/19/2029	11,000	10,960
Toyota Motor Credit Corp.
5.40%, 11/20/2026	80,000	81,423
1.15%, 8/13/2027	513,000	476,204
3.05%, 1/11/2028	474,000	458,112
4.55%, 5/17/2030	30,000	29,950
		14,193,888
Consumer Staples Distribution & Retail — 0.3%
Costco Wholesale Corp. 3.00%, 5/18/2027	108,000	105,355
Dollar General Corp.
4.15%, 11/1/2025	10,000	9,941
5.00%, 11/1/2032	50,000	49,040
Kroger Co. (The)
5.40%, 7/15/2040	294,000	292,988
3.95%, 1/15/2050	244,000	189,821
5.65%, 9/15/2064	99,000	96,521
Target Corp.
2.50%, 4/15/2026	300,000	294,535
2.95%, 1/15/2052	1,887,000	1,238,686
Walmart, Inc.
1.05%, 9/17/2026	1,595,000	1,520,133
1.50%, 9/22/2028	10,000	9,109
4.15%, 9/9/2032	71,000	69,500
4.10%, 4/15/2033	173,000	168,060
2.65%, 9/22/2051	25,000	16,054
4.50%, 9/9/2052	142,000	128,170
		4,187,913
Containers & Packaging — 0.2%
Avery Dennison Corp. 4.88%, 12/6/2028	152,000	152,952
Berry Global, Inc. 1.57%, 1/15/2026	977,000	950,914
International Paper Co.
4.80%, 6/15/2044	124,000	111,644
5.15%, 5/15/2046	195,000	181,787
Packaging Corp. of America 3.05%, 10/1/2051	143,000	94,064
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Containers & Packaging — continued
WestRock MWV LLC 7.95%, 2/15/2031	166,000	190,312
WRKCo, Inc. 3.00%, 6/15/2033	697,000	600,112
		2,281,785
Diversified Consumer Services — 0.1%
Case Western Reserve University Series 22-C, 5.41%, 6/1/2122	56,000	54,602
George Washington University (The)
4.87%, 9/15/2045	120,000	114,491
Series 2018, 4.13%, 9/15/2048	93,000	78,851
Georgetown University (The) Series A, 5.22%, 10/1/2118	34,000	31,329
Thomas Jefferson University 3.85%, 11/1/2057	321,000	236,334
Trustees of the University of Pennsylvania (The) 3.61%, 2/15/2119	496,000	339,778
University of Miami Series 2022, 4.06%, 4/1/2052	609,000	503,070
		1,358,455
Diversified REITs — 0.0% ^
GLP Capital LP
5.38%, 4/15/2026	120,000	120,394
5.75%, 6/1/2028	120,000	122,325
Simon Property Group LP
1.38%, 1/15/2027	131,000	123,860
3.38%, 6/15/2027	76,000	74,344
VICI Properties LP 4.75%, 2/15/2028	50,000	50,088
		491,011
Diversified Telecommunication Services — 0.5%
AT&T, Inc.
3.88%, 1/15/2026	30,000	29,820
1.70%, 3/25/2026	129,000	125,156
2.30%, 6/1/2027	100,000	95,185
4.30%, 2/15/2030	221,000	216,983
4.50%, 5/15/2035	628,000	593,741
4.90%, 8/15/2037	143,000	137,390
5.35%, 9/1/2040	607,000	597,530
3.50%, 6/1/2041	16,000	12,556
5.55%, 8/15/2041	13,000	12,977
3.10%, 2/1/2043	26,000	18,972
4.50%, 3/9/2048	15,000	12,692
3.55%, 9/15/2055	150,000	103,974
3.80%, 12/1/2057	161,000	115,673
3.85%, 6/1/2060	804,000	574,177
3.50%, 2/1/2061	100,000	66,375
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Diversified Telecommunication Services — continued
Deutsche Telekom International Finance BV (Germany) 9.25%, 6/1/2032	136,000	169,806
Orange SA (France) 5.38%, 1/13/2042	209,000	204,897
Telefonica Emisiones SA (Spain)
4.10%, 3/8/2027	162,000	160,472
7.05%, 6/20/2036	29,000	32,463
4.67%, 3/6/2038	1,702,000	1,555,062
TELUS Corp. (Canada) 3.40%, 5/13/2032 (c)	1,057,000	954,017
Verizon Communications, Inc.
3.88%, 2/8/2029	56,000	54,582
1.75%, 1/20/2031	1,004,000	847,075
2.36%, 3/15/2032	204,000	172,828
2.85%, 9/3/2041	138,000	99,093
2.88%, 11/20/2050	30,000	19,188
3.55%, 3/22/2051	600,000	440,700
5.01%, 8/21/2054	27,000	24,743
3.00%, 11/20/2060	329,000	200,469
		7,648,596
Electric Utilities — 1.6%
Alabama Power Co.
5.85%, 11/15/2033	101,000	106,598
Series B, 3.70%, 12/1/2047	72,000	54,855
3.45%, 10/1/2049	400,000	289,133
3.13%, 7/15/2051	310,000	209,189
American Electric Power Co., Inc.
2.30%, 3/1/2030	448,000	396,586
5.63%, 3/1/2033	62,000	63,568
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.75%), 7.05%, 12/15/2054 (d)	10,000	10,261
Baltimore Gas and Electric Co. 3.75%, 8/15/2047	100,000	76,995
CenterPoint Energy Houston Electric LLC
Series ai., 4.45%, 10/1/2032	50,000	48,568
Series K2, 6.95%, 3/15/2033	15,000	16,849
Commonwealth Edison Co.
3.65%, 6/15/2046	240,000	183,680
Series 127, 3.20%, 11/15/2049	110,000	75,145
Series 131, 2.75%, 9/1/2051	110,000	68,584
Connecticut Light and Power Co. (The) 5.25%, 1/15/2053	304,000	295,317
Dominion Energy South Carolina, Inc. 5.10%, 6/1/2065	865,000	777,434
DTE Electric Co.
Series A, 1.90%, 4/1/2028	97,000	89,910
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	19

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
Series A, 4.00%, 4/1/2043	110,000	92,102
4.30%, 7/1/2044	83,000	71,854
3.75%, 8/15/2047	420,000	328,718
3.95%, 3/1/2049	240,000	193,466
Duke Energy Carolinas LLC
2.45%, 2/1/2030	41,000	37,142
6.45%, 10/15/2032	30,000	32,832
4.00%, 9/30/2042	100,000	83,089
3.75%, 6/1/2045	835,000	658,372
3.70%, 12/1/2047	747,000	571,947
3.95%, 3/15/2048	57,000	45,072
Duke Energy Florida LLC
6.40%, 6/15/2038	2,144,000	2,371,118
3.00%, 12/15/2051	50,000	32,630
Duke Energy Indiana LLC 2.75%, 4/1/2050	247,000	155,981
Duke Energy Ohio, Inc. 2.13%, 6/1/2030	101,000	88,682
Duke Energy Progress LLC
5.25%, 3/15/2033	50,000	50,903
4.10%, 5/15/2042	395,000	332,634
4.15%, 12/1/2044	100,000	83,390
Edison International
5.75%, 6/15/2027 (c)	404,000	404,756
5.25%, 11/15/2028	1,662,000	1,621,587
Entergy Arkansas LLC 3.35%, 6/15/2052	307,000	212,527
Entergy Corp. 2.80%, 6/15/2030	10,000	9,052
Entergy Louisiana LLC 4.95%, 1/15/2045	800,000	727,947
Eversource Energy 4.60%, 7/1/2027	10,000	9,980
Exelon Corp. 4.70%, 4/15/2050	990,000	846,756
Florida Power & Light Co.
4.80%, 5/15/2033	30,000	29,759
3.70%, 12/1/2047	1,277,000	992,722
Georgia Power Co.
4.95%, 5/17/2033	476,000	473,149
Series A, 3.25%, 3/15/2051	10,000	6,918
Hydro-Quebec (Canada) 8.50%, 12/1/2029	50,000	58,392
Interstate Power and Light Co. 3.10%, 11/30/2051	15,000	9,872
IPALCO Enterprises, Inc. 4.25%, 5/1/2030	144,000	137,656
MidAmerican Energy Co. 5.35%, 1/15/2034	200,000	205,468
Nevada Power Co.
Series CC, 3.70%, 5/1/2029	100,000	96,796
Series EE, 3.13%, 8/1/2050	1,242,000	821,277
NextEra Energy Capital Holdings, Inc.
1.88%, 1/15/2027	895,000	852,814
4.90%, 2/28/2028	49,000	49,447
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Electric Utilities — continued
1.90%, 6/15/2028	991,000	910,334
5.00%, 2/28/2030	30,000	30,393
2.25%, 6/1/2030	25,000	22,008
5.00%, 7/15/2032	50,000	49,994
Northern States Power Co. 4.50%, 6/1/2052	500,000	430,204
NSTAR Electric Co. 3.95%, 4/1/2030	15,000	14,539
Oklahoma Gas and Electric Co.
5.40%, 1/15/2033	30,000	30,823
4.15%, 4/1/2047	1,565,000	1,271,162
Pacific Gas and Electric Co.
2.10%, 8/1/2027	300,000	280,091
3.30%, 12/1/2027	123,000	117,214
3.00%, 6/15/2028	471,000	442,176
2.50%, 2/1/2031	611,000	525,573
5.80%, 5/15/2034	111,000	112,998
4.45%, 4/15/2042	100,000	83,879
3.75%, 8/15/2042 (f)	99,000	75,583
6.75%, 1/15/2053	104,000	112,164
PacifiCorp
5.10%, 2/15/2029	439,000	445,341
3.30%, 3/15/2051	350,000	233,488
PG&E Wildfire Recovery Funding LLC Series A-4, 4.45%, 12/1/2047	250,000	221,782
Potomac Electric Power Co. 4.15%, 3/15/2043	515,000	437,646
PPL Electric Utilities Corp. 6.25%, 5/15/2039	82,000	91,452
Public Service Co. of Colorado
Series 17, 6.25%, 9/1/2037	50,000	54,360
Series 34, 3.20%, 3/1/2050	454,000	308,408
5.25%, 4/1/2053	116,000	109,448
Public Service Co. of New Hampshire 5.35%, 10/1/2033	200,000	204,328
Public Service Electric and Gas Co. 0.95%, 3/15/2026	442,000	427,225
SCE Recovery Funding LLC Series A-2, 2.94%, 11/15/2042	266,000	218,039
Southern California Edison Co.
Series C, 3.60%, 2/1/2045	120,000	87,943
Series E, 5.45%, 6/1/2052	69,000	63,842
Southern Co. (The)
Series A, 3.70%, 4/30/2030	417,000	396,422
5.70%, 10/15/2032	30,000	31,247
Southwestern Electric Power Co. Series K, 2.75%, 10/1/2026	10,000	9,711
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
Union Electric Co.
3.25%, 10/1/2049	211,000	148,396
5.13%, 3/15/2055	82,000	77,008
Virginia Electric & Power Co. 4.00%, 1/15/2043	167,000	137,577
Virginia Electric and Power Co.
Series A, 3.80%, 4/1/2028	258,000	252,799
Series B, 3.80%, 9/15/2047	944,000	729,163
2.45%, 12/15/2050	58,000	33,407
Wisconsin Electric Power Co. 4.30%, 10/15/2048	129,000	110,047
Xcel Energy, Inc.
3.40%, 6/1/2030	245,000	228,056
4.60%, 6/1/2032	30,000	29,052
		25,154,801
Electrical Equipment — 0.0% ^
Eaton Corp. 4.15%, 11/2/2042	11,000	9,545
Regal Rexnord Corp. 6.05%, 4/15/2028	50,000	51,131
		60,676
Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp.
2.80%, 2/15/2030	155,000	142,381
2.20%, 9/15/2031	50,000	42,886
Arrow Electronics, Inc. 2.95%, 2/15/2032	96,000	82,851
CDW LLC 5.55%, 8/22/2034	340,000	339,604
Keysight Technologies, Inc. 3.00%, 10/30/2029	30,000	27,736
Trimble, Inc. 6.10%, 3/15/2033	1,137,000	1,199,911
Tyco Electronics Group SA (Switzerland) 4.63%, 2/1/2030	90,000	89,886
Vontier Corp.
2.40%, 4/1/2028	100,000	92,507
2.95%, 4/1/2031	100,000	87,192
		2,104,954
Energy Equipment & Services — 0.1%
Halliburton Co. 4.85%, 11/15/2035	448,000	434,047
Helmerich & Payne, Inc. 2.90%, 9/29/2031	53,000	45,178
NOV, Inc. 3.60%, 12/1/2029	75,000	70,799
Patterson-UTI Energy, Inc. 7.15%, 10/1/2033	200,000	211,929
		761,953
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Entertainment — 0.2%
Electronic Arts, Inc.
4.80%, 3/1/2026	197,000	197,192
1.85%, 2/15/2031	11,000	9,345
Netflix, Inc.
4.38%, 11/15/2026	475,000	475,244
5.88%, 11/15/2028	30,000	31,381
Tencent Music Entertainment Group (China) 2.00%, 9/3/2030	314,000	272,149
TWDC Enterprises 18 Corp.
1.85%, 7/30/2026	660,000	638,098
7.00%, 3/1/2032	15,000	17,044
3.00%, 7/30/2046	802,000	560,645
Walt Disney Co. (The)
2.20%, 1/13/2028	29,000	27,394
3.80%, 3/22/2030	125,000	120,849
3.60%, 1/13/2051	1,189,000	896,409
Warnermedia Holdings, Inc. 5.39%, 3/15/2062	378,000	288,514
		3,534,264
Financial Services — 0.4%
Apollo Global Management, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.17%), 6.00%, 12/15/2054 (d)	340,000	330,782
Berkshire Hathaway, Inc. 3.13%, 3/15/2026	436,000	430,985
Equitable Holdings, Inc. 4.35%, 4/20/2028	477,000	471,427
Fiserv, Inc. 5.60%, 3/2/2033	165,000	170,035
Global Payments, Inc.
1.20%, 3/1/2026	701,000	675,758
2.90%, 5/15/2030	200,000	181,150
Mastercard, Inc.
3.30%, 3/26/2027	10,000	9,813
4.85%, 3/9/2033	35,000	35,203
National Rural Utilities Cooperative Finance Corp. 4.80%, 3/15/2028	20,000	20,174
ORIX Corp. (Japan)
3.70%, 7/18/2027	235,000	230,406
5.00%, 9/13/2027	120,000	121,272
4.65%, 9/10/2029	87,000	86,869
PayPal Holdings, Inc. 5.05%, 6/1/2052	100,000	93,864
Shell International Finance BV
2.88%, 5/10/2026	119,000	117,096
6.38%, 12/15/2038	782,000	875,260
3.00%, 11/26/2051	954,000	629,449
Synchrony Bank 5.63%, 8/23/2027	350,000	354,768
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	21

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Financial Services — continued
Visa, Inc.
0.75%, 8/15/2027	845,000	779,327
4.15%, 12/14/2035	616,000	584,016
Voya Financial, Inc. 5.70%, 7/15/2043	242,000	240,182
		6,437,836
Food Products — 0.4%
Conagra Brands, Inc.
5.30%, 11/1/2038	247,000	237,547
5.40%, 11/1/2048	100,000	93,084
J M Smucker Co. (The) 3.38%, 12/15/2027	319,000	310,128
JBS USA Holding Lux SARL
5.13%, 2/1/2028	123,000	124,270
3.00%, 2/2/2029	610,000	569,229
5.50%, 1/15/2030	10,000	10,110
3.75%, 12/1/2031	26,000	23,631
Kellanova 4.30%, 5/15/2028	340,000	337,966
Kraft Heinz Foods Co.
5.00%, 7/15/2035	112,000	110,800
4.63%, 10/1/2039	260,000	236,849
6.50%, 2/9/2040	488,000	531,823
McCormick & Co., Inc. 4.20%, 8/15/2047	391,000	327,843
Tyson Foods, Inc.
3.55%, 6/2/2027	174,000	170,025
4.35%, 3/1/2029	155,000	152,426
4.88%, 8/15/2034	1,410,000	1,372,335
5.15%, 8/15/2044	191,000	179,150
Unilever Capital Corp. (United Kingdom)
2.90%, 5/5/2027	657,000	638,398
4.63%, 8/12/2034	317,000	311,814
		5,737,428
Gas Utilities — 0.1%
Atmos Energy Corp.
2.63%, 9/15/2029	100,000	92,454
5.90%, 11/15/2033	100,000	106,061
5.50%, 6/15/2041	238,000	244,421
4.15%, 1/15/2043	141,000	120,991
4.13%, 3/15/2049	122,000	98,681
5.75%, 10/15/2052	100,000	102,900
Piedmont Natural Gas Co., Inc. 5.10%, 2/15/2035	300,000	297,351
Southern California Gas Co. Series VV, 4.30%, 1/15/2049	339,000	277,229
		1,340,088
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Ground Transportation — 0.4%
Burlington Northern Santa Fe LLC 6.15%, 5/1/2037	20,000	21,959
Canadian Pacific Railway Co. (Canada)
1.75%, 12/2/2026	690,000	657,924
3.00%, 12/2/2041	240,000	176,087
6.13%, 9/15/2115	246,000	261,416
CSX Corp.
4.75%, 5/30/2042	586,000	545,734
4.30%, 3/1/2048	24,000	20,423
Norfolk Southern Corp.
4.45%, 3/1/2033	105,000	101,826
4.45%, 6/15/2045	57,000	49,725
3.40%, 11/1/2049	114,000	81,970
3.70%, 3/15/2053	1,164,000	863,087
4.10%, 5/15/2121	633,000	457,327
Union Pacific Corp.
3.38%, 2/1/2035	607,000	538,497
2.89%, 4/6/2036	1,898,000	1,568,974
2.95%, 3/10/2052	505,000	330,317
3.84%, 3/20/2060	166,000	123,186
4.10%, 9/15/2067	166,000	126,273
		5,924,725
Health Care Equipment & Supplies — 0.2%
Abbott Laboratories 6.15%, 11/30/2037	326,000	363,832
Baxter International, Inc.
2.60%, 8/15/2026	100,000	97,213
2.27%, 12/1/2028	264,000	242,156
Becton Dickinson & Co. 4.30%, 8/22/2032	40,000	38,328
Boston Scientific Corp. 4.55%, 3/1/2039	50,000	47,102
DENTSPLY SIRONA, Inc. 3.25%, 6/1/2030	1,374,000	1,233,815
Medtronic, Inc. 4.38%, 3/15/2035	442,000	427,432
Solventum Corp. 6.00%, 5/15/2064	284,000	288,377
Stryker Corp. 4.55%, 2/10/2027	100,000	100,201
		2,838,456
Health Care Providers & Services — 1.1%
Beth Israel Lahey Health, Inc. Series L, 3.08%, 7/1/2051	100,000	65,630
Cencora, Inc. 2.70%, 3/15/2031	824,000	731,102
Centene Corp.
3.00%, 10/15/2030	23,000	20,150
2.50%, 3/1/2031	100,000	84,457
2.63%, 8/1/2031	120,000	101,120
Cigna Group (The)
3.40%, 3/1/2027	10,000	9,793
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Providers & Services — continued
3.40%, 3/15/2051	216,000	146,984
CommonSpirit Health
4.35%, 11/1/2042	25,000	21,489
6.46%, 11/1/2052	68,000	75,403
CVS Health Corp.
5.00%, 2/20/2026	170,000	170,373
3.00%, 8/15/2026	180,000	175,978
1.30%, 8/21/2027	75,000	68,923
4.30%, 3/25/2028	1,000,000	984,875
3.25%, 8/15/2029	14,000	13,059
1.75%, 8/21/2030	918,000	775,284
2.13%, 9/15/2031	257,000	213,544
4.78%, 3/25/2038	30,000	27,213
6.13%, 9/15/2039	154,000	157,952
4.13%, 4/1/2040	405,000	331,529
5.05%, 3/25/2048	993,000	861,036
Elevance Health, Inc.
1.50%, 3/15/2026	34,000	32,968
3.65%, 12/1/2027 (c)	15,000	14,686
5.50%, 10/15/2032	1,036,000	1,067,247
4.75%, 2/15/2033	227,000	222,222
4.38%, 12/1/2047	110,000	91,377
3.70%, 9/15/2049	1,112,000	815,142
HCA, Inc.
3.13%, 3/15/2027	1,726,000	1,673,707
3.50%, 9/1/2030	500,000	464,279
Humana, Inc.
1.35%, 2/3/2027	187,000	175,620
5.88%, 3/1/2033	220,000	225,605
4.80%, 3/15/2047	990,000	844,639
5.50%, 3/15/2053	16,000	14,716
Indiana University Health, Inc. Obligated Group 3.97%, 11/1/2048	129,000	106,241
Laboratory Corp. of America Holdings 4.70%, 2/1/2045	202,000	178,562
McKesson Corp.
1.30%, 8/15/2026	437,000	418,227
5.10%, 7/15/2033	478,000	485,204
McLaren Health Care Corp. Series A, 4.39%, 5/15/2048	100,000	87,474
Memorial Sloan-Kettering Cancer Center
5.00%, 7/1/2042	47,000	45,981
4.13%, 7/1/2052	110,000	92,108
Methodist Hospital (The) Series 20A, 2.71%, 12/1/2050	166,000	106,417
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Health Care Providers & Services — continued
Mount Sinai Hospital (The) Series 2019, 3.74%, 7/1/2049	100,000	67,402
Novant Health, Inc. 2.64%, 11/1/2036	122,000	97,378
Providence St Joseph Health Obligated Group 5.40%, 10/1/2033	260,000	265,163
Providence St. Joseph Health Obligated Group Series A, 3.93%, 10/1/2048	99,000	76,494
Quest Diagnostics, Inc. 2.95%, 6/30/2030	16,000	14,660
UMass Memorial Health Care Obligated Group 5.36%, 7/1/2052	198,000	189,151
UnitedHealth Group, Inc.
1.15%, 5/15/2026	70,000	67,386
3.38%, 4/15/2027	20,000	19,603
4.25%, 1/15/2029	30,000	29,665
4.50%, 4/15/2033	328,000	317,014
5.80%, 3/15/2036	147,000	155,229
6.50%, 6/15/2037	260,000	289,476
3.25%, 5/15/2051	2,258,000	1,539,739
4.75%, 5/15/2052	544,000	476,202
3.13%, 5/15/2060	1,277,000	784,493
5.20%, 4/15/2063	25,000	22,957
		16,610,328
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc.
4.90%, 12/15/2030	500,000	500,612
3.55%, 3/15/2052	10,000	7,033
Healthcare Realty Holdings LP 3.50%, 8/1/2026	59,000	58,070
Healthpeak OP LLC 6.75%, 2/1/2041	107,000	119,419
National Health Investors, Inc. 3.00%, 2/1/2031	110,000	96,206
Sabra Health Care LP
5.13%, 8/15/2026	100,000	100,326
3.90%, 10/15/2029	130,000	123,757
3.20%, 12/1/2031	55,000	48,289
Ventas Realty LP
4.00%, 3/1/2028	268,000	263,227
5.70%, 9/30/2043	46,000	46,154
Welltower OP LLC 3.10%, 1/15/2030	100,000	92,796
		1,455,889
Hotels, Restaurants & Leisure — 0.3%
Booking Holdings, Inc.
3.55%, 3/15/2028	168,000	163,910
4.63%, 4/13/2030	650,000	651,794
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	23

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
Expedia Group, Inc.
5.00%, 2/15/2026	517,000	518,039
3.25%, 2/15/2030	561,000	523,580
2.95%, 3/15/2031	329,000	295,682
Las Vegas Sands Corp.
5.90%, 6/1/2027	72,000	73,345
3.90%, 8/8/2029	11,000	10,385
Marriott International, Inc. Series GG, 3.50%, 10/15/2032	10,000	8,967
McDonald's Corp.
4.60%, 9/9/2032	30,000	29,798
4.70%, 12/9/2035	36,000	35,043
4.60%, 5/26/2045	277,000	246,894
Sands China Ltd. (Macau)
5.12%, 8/8/2025 (f)	200,000	199,905
2.85%, 3/8/2029 (f)	1,090,000	988,036
Starbucks Corp.
2.00%, 3/12/2027	62,000	59,104
2.55%, 11/15/2030	143,000	127,726
3.00%, 2/14/2032	813,000	725,625
		4,657,833
Household Durables — 0.1%
Leggett & Platt, Inc.
4.40%, 3/15/2029	179,000	170,916
3.50%, 11/15/2051	100,000	62,989
Lennar Corp. 4.75%, 11/29/2027	150,000	150,262
NVR, Inc. 3.00%, 5/15/2030	282,000	256,698
PulteGroup, Inc. 7.88%, 6/15/2032	85,000	98,101
Whirlpool Corp.
2.40%, 5/15/2031	100,000	83,992
4.70%, 5/14/2032	90,000	84,770
		907,728
Household Products — 0.1%
Church & Dwight Co., Inc. 5.60%, 11/15/2032	250,000	261,034
Clorox Co. (The) 4.40%, 5/1/2029 (c)	219,000	217,655
Kimberly-Clark Corp. 6.63%, 8/1/2037	336,000	388,322
Procter & Gamble Co. (The) 4.05%, 1/26/2033 (c)	428,000	416,721
		1,283,732
Independent Power and Renewable Electricity Producers — 0.0% ^
Constellation Energy Generation LLC
5.80%, 3/1/2033	200,000	207,184
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Independent Power and Renewable Electricity Producers — continued
5.75%, 10/1/2041	90,000	89,427
5.60%, 6/15/2042	57,000	55,784
Southern Power Co. 5.25%, 7/15/2043	260,000	245,583
		597,978
Industrial Conglomerates — 0.1%
3M Co.
2.38%, 8/26/2029	141,000	128,581
3.25%, 8/26/2049	30,000	21,137
Honeywell International, Inc.
4.25%, 1/15/2029	100,000	99,277
1.95%, 6/1/2030	330,000	290,420
5.00%, 2/15/2033	426,000	429,209
4.50%, 1/15/2034	404,000	391,065
		1,359,689
Industrial REITs — 0.0% ^
Prologis LP
4.88%, 6/15/2028	50,000	50,535
4.38%, 2/1/2029	18,000	17,893
1.75%, 7/1/2030	61,000	52,473
		120,901
Insurance — 0.7%
Aflac, Inc. 3.60%, 4/1/2030	250,000	238,484
Allstate Corp. (The)
3.28%, 12/15/2026	488,000	477,958
5.95%, 4/1/2036	120,000	129,474
4.50%, 6/15/2043	55,000	48,134
(3-MONTH SOFR + 2.12%), 6.50%, 5/15/2057 (d)	72,000	72,532
American International Group, Inc.
3.88%, 1/15/2035	640,000	581,966
4.75%, 4/1/2048	349,000	315,914
Aon Global Ltd. 4.60%, 6/14/2044	260,000	228,213
Arthur J Gallagher & Co. 2.40%, 11/9/2031	223,000	190,644
Athene Holding Ltd. 3.50%, 1/15/2031	242,000	224,010
Berkshire Hathaway Finance Corp.
2.88%, 3/15/2032	341,000	307,321
2.50%, 1/15/2051	425,000	255,114
Brighthouse Financial, Inc. 5.63%, 5/15/2030 (c)	300,000	310,717
Brown & Brown, Inc. 4.50%, 3/15/2029	253,000	250,333
Chubb INA Holdings LLC 3.05%, 12/15/2061	358,000	225,137
CNA Financial Corp.
3.90%, 5/1/2029	25,000	24,228
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Insurance — continued
5.50%, 6/15/2033	126,000	128,747
Everest Reinsurance Holdings, Inc. 4.87%, 6/1/2044	31,000	27,763
Lincoln National Corp.
3.05%, 1/15/2030 (c)	1,423,000	1,310,144
3.40%, 1/15/2031	244,000	224,249
Loews Corp. 3.75%, 4/1/2026	63,000	62,577
Marsh & McLennan Cos., Inc.
4.38%, 3/15/2029	101,000	100,318
2.25%, 11/15/2030	1,525,000	1,340,781
4.20%, 3/1/2048	25,000	20,957
MetLife, Inc.
6.38%, 6/15/2034	740,000	813,072
5.70%, 6/15/2035	697,000	733,708
4.88%, 11/13/2043	186,000	173,589
4.05%, 3/1/2045	172,000	142,520
4.60%, 5/13/2046	298,000	266,385
Progressive Corp. (The) 4.00%, 3/1/2029	44,000	43,231
Prudential Financial, Inc.
4.60%, 5/15/2044	31,000	27,941
3.94%, 12/7/2049	781,000	611,698
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.40%), 6.50%, 3/15/2054 (d)	32,000	32,853
RenaissanceRe Holdings Ltd. (Bermuda) 3.60%, 4/15/2029	399,000	380,048
Travelers Cos., Inc. (The) 3.05%, 6/8/2051	21,000	14,207
		10,334,967
Interactive Media & Services — 0.2%
Alphabet, Inc.
0.80%, 8/15/2027	1,220,000	1,125,025
2.25%, 8/15/2060	1,495,000	847,548
Baidu, Inc. (China) 1.72%, 4/9/2026	551,000	534,557
Meta Platforms, Inc.
3.50%, 8/15/2027	175,000	172,210
4.80%, 5/15/2030	24,000	24,480
3.85%, 8/15/2032	56,000	52,975
4.45%, 8/15/2052	307,000	266,735
Weibo Corp. (China) 3.38%, 7/8/2030	346,000	320,414
		3,343,944
IT Services — 0.2%
International Business Machines Corp.
4.50%, 2/6/2026	450,000	450,216
3.45%, 2/19/2026	250,000	247,603
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

IT Services — continued
5.88%, 11/29/2032	1,233,000	1,316,894
4.75%, 2/6/2033	284,000	281,471
4.00%, 6/20/2042	97,000	80,887
3.43%, 2/9/2052	432,000	303,985
		2,681,056
Leisure Products — 0.1%
Brunswick Corp.
2.40%, 8/18/2031	40,000	33,267
4.40%, 9/15/2032	637,000	589,294
5.10%, 4/1/2052	210,000	163,492
Hasbro, Inc. 3.90%, 11/19/2029	10,000	9,536
Mattel, Inc. 5.45%, 11/1/2041	610,000	571,368
		1,366,957
Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc.
1.75%, 10/15/2028 (c)	1,626,000	1,482,879
5.40%, 8/10/2043	147,000	148,691
		1,631,570
Machinery — 0.1%
Caterpillar, Inc.
4.30%, 5/15/2044	50,000	44,145
4.75%, 5/15/2064	100,000	88,949
Cummins, Inc. 2.60%, 9/1/2050	674,000	414,751
Fortive Corp. 4.30%, 6/15/2046	17,000	14,231
Illinois Tool Works, Inc. 4.88%, 9/15/2041	128,000	123,461
Parker-Hannifin Corp. 4.25%, 9/15/2027	201,000	200,078
Snap-on, Inc. 3.10%, 5/1/2050	216,000	148,844
Westinghouse Air Brake Technologies Corp. 3.45%, 11/15/2026	300,000	294,692
		1,329,151
Media — 0.7%
Charter Communications Operating LLC
2.25%, 1/15/2029	647,000	580,752
2.80%, 4/1/2031	1,210,000	1,045,730
6.48%, 10/23/2045	164,000	158,894
3.70%, 4/1/2051	995,000	642,026
3.90%, 6/1/2052	84,000	55,743
6.83%, 10/23/2055	202,000	201,250
3.85%, 4/1/2061	415,000	257,694
4.40%, 12/1/2061	106,000	72,515
3.95%, 6/30/2062	89,000	56,004
5.50%, 4/1/2063	881,000	722,027
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	25

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Media — continued
Comcast Corp.
3.15%, 3/1/2026	493,000	486,706
2.35%, 1/15/2027	100,000	96,367
3.30%, 2/1/2027	37,000	36,288
3.55%, 5/1/2028	25,000	24,308
2.65%, 2/1/2030	25,000	22,777
1.95%, 1/15/2031	100,000	85,597
4.25%, 1/15/2033	100,000	94,968
4.80%, 5/15/2033	514,000	506,668
3.20%, 7/15/2036	1,313,000	1,087,640
3.25%, 11/1/2039	1,435,000	1,119,919
2.80%, 1/15/2051	350,000	215,186
2.45%, 8/15/2052	1,470,000	826,199
4.05%, 11/1/2052	50,000	38,569
Discovery Communications LLC
4.90%, 3/11/2026	150,000	149,793
3.95%, 3/20/2028	300,000	288,977
4.00%, 9/15/2055	33,000	21,637
Fox Corp. 4.71%, 1/25/2029	1,112,000	1,109,180
Grupo Televisa SAB (Mexico) 5.00%, 5/13/2045	260,000	195,291
Paramount Global
4.00%, 1/15/2026	241,000	238,913
4.20%, 5/19/2032	731,000	659,736
Time Warner Cable LLC 4.50%, 9/15/2042	195,000	150,247
		11,247,601
Metals & Mining — 0.3%
ArcelorMittal SA (Luxembourg)
6.55%, 11/29/2027	100,000	104,568
4.25%, 7/16/2029	20,000	19,627
BHP Billiton Finance USA Ltd. (Australia) 4.75%, 2/28/2028	150,000	151,372
Freeport-McMoRan, Inc.
4.38%, 8/1/2028	83,000	81,686
5.40%, 11/14/2034	272,000	274,656
5.45%, 3/15/2043	589,000	562,529
Newmont Corp.
2.25%, 10/1/2030	220,000	193,564
2.60%, 7/15/2032	25,000	21,596
4.88%, 3/15/2042	1,952,000	1,835,357
Rio Tinto Alcan, Inc. (Canada)
7.25%, 3/15/2031	191,000	214,163
6.13%, 12/15/2033	160,000	171,634
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Metals & Mining — continued
Rio Tinto Finance USA plc (Australia)
5.00%, 3/9/2033	50,000	50,445
4.75%, 3/22/2042	274,000	255,405
Yamana Gold, Inc. (Canada) 2.63%, 8/15/2031	82,000	70,406
		4,007,008
Multi-Utilities — 0.6%
Ameren Corp. 1.75%, 3/15/2028	2,146,000	1,972,206
Avista Corp. 4.00%, 4/1/2052	27,000	20,606
Berkshire Hathaway Energy Co.
3.25%, 4/15/2028	701,000	675,293
5.95%, 5/15/2037	122,000	128,627
3.80%, 7/15/2048	712,000	546,180
2.85%, 5/15/2051	477,000	297,526
Black Hills Corp. 5.95%, 3/15/2028	975,000	1,010,182
CenterPoint Energy, Inc. 2.95%, 3/1/2030	30,000	27,387
CMS Energy Corp. 4.88%, 3/1/2044	18,000	16,379
Consolidated Edison Co. of New York, Inc. 3.70%, 11/15/2059	1,561,000	1,107,201
Consumers Energy Co.
4.63%, 5/15/2033	200,000	196,591
2.50%, 5/1/2060	882,000	493,976
Dominion Energy, Inc.
Series C, 3.38%, 4/1/2030	140,000	130,595
Series A, 4.35%, 8/15/2032	204,000	194,601
Series C, 4.05%, 9/15/2042	40,000	32,357
4.70%, 12/1/2044	49,000	42,700
DTE Energy Co. 2.95%, 3/1/2030	85,000	77,796
NiSource, Inc.
3.60%, 5/1/2030	10,000	9,476
5.40%, 6/30/2033	50,000	50,582
5.25%, 2/15/2043	283,000	270,578
4.38%, 5/15/2047	120,000	100,625
PG&E Energy Recovery Funding LLC Series A-1, 1.46%, 7/15/2031	336,344	304,434
Public Service Enterprise Group, Inc.
1.60%, 8/15/2030	15,000	12,725
6.13%, 10/15/2033	240,000	253,936
Puget Sound Energy, Inc. 5.80%, 3/15/2040	56,000	57,525
Sempra
3.40%, 2/1/2028	128,000	123,482
5.50%, 8/1/2033	30,000	30,159
3.80%, 2/1/2038	565,000	467,109
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Multi-Utilities — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.87%), 4.13%, 4/1/2052 (d)	9,000	8,527
Southern Co. Gas Capital Corp.
5.15%, 9/15/2032	850,000	853,341
4.95%, 9/15/2034	130,000	127,177
5.88%, 3/15/2041	250,000	256,041
4.40%, 5/30/2047	62,000	51,686
		9,947,606
Office REITs — 0.2%
Boston Properties LP
3.65%, 2/1/2026	50,000	49,398
2.75%, 10/1/2026	266,000	257,557
2.90%, 3/15/2030	110,000	99,003
3.25%, 1/30/2031	863,000	773,712
2.55%, 4/1/2032	560,000	462,750
COPT Defense Properties LP 2.00%, 1/15/2029	266,000	237,087
Highwoods Realty LP 2.60%, 2/1/2031	219,000	186,971
Kilroy Realty LP 2.50%, 11/15/2032	599,000	473,143
		2,539,621
Oil, Gas & Consumable Fuels — 1.5%
APA Corp. 5.35%, 7/1/2049 (b)	19,000	16,062
Boardwalk Pipelines LP 4.80%, 5/3/2029	183,000	183,473
BP Capital Markets America, Inc.
3.12%, 5/4/2026	100,000	98,602
2.72%, 1/12/2032	473,000	414,642
3.00%, 2/24/2050	370,000	244,282
BP Capital Markets plc 3.28%, 9/19/2027	30,000	29,173
Canadian Natural Resources Ltd. (Canada) 6.25%, 3/15/2038	202,000	211,329
Cenovus Energy, Inc. (Canada)
2.65%, 1/15/2032	228,000	192,777
5.25%, 6/15/2037	342,000	328,455
Chevron Corp. 2.24%, 5/11/2030	178,000	159,295
Continental Resources, Inc. 4.38%, 1/15/2028	123,000	121,195
Devon Energy Corp.
4.50%, 1/15/2030	59,000	57,782
7.95%, 4/15/2032	30,000	34,420
5.00%, 6/15/2045	100,000	86,358
Diamondback Energy, Inc.
3.13%, 3/24/2031	38,000	34,410
4.40%, 3/24/2051	100,000	79,912
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Oil, Gas & Consumable Fuels — continued
6.25%, 3/15/2053	110,000	113,005
Enbridge, Inc. (Canada)
2.50%, 8/1/2033	988,000	809,416
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.97%), 7.20%, 6/27/2054 (d)	208,000	214,922
Energy Transfer LP
5.50%, 6/1/2027	150,000	152,289
4.95%, 6/15/2028	279,000	280,815
5.25%, 4/15/2029	1,000,000	1,014,636
5.75%, 2/15/2033	64,000	65,883
4.90%, 3/15/2035	269,000	258,031
5.35%, 5/15/2045	916,000	844,488
5.40%, 10/1/2047	26,000	23,939
6.25%, 4/15/2049	440,000	449,418
5.00%, 5/15/2050	358,000	310,734
EnLink Midstream Partners LP 5.45%, 6/1/2047	57,000	52,983
Enterprise Products Operating LLC
3.13%, 7/31/2029	606,000	571,992
4.95%, 2/15/2035	360,000	357,100
4.45%, 2/15/2043	701,000	613,295
3.95%, 1/31/2060	90,000	67,014
EQT Corp. 7.00%, 2/1/2030 (f)	144,000	155,539
Equinor ASA (Norway) 3.63%, 9/10/2028	308,000	300,444
Expand Energy Corp. 5.70%, 1/15/2035	100,000	100,932
Exxon Mobil Corp.
3.48%, 3/19/2030	970,000	928,866
4.11%, 3/1/2046	657,000	548,296
3.45%, 4/15/2051	129,000	93,718
Hess Corp. 7.30%, 8/15/2031	287,000	324,983
Kinder Morgan, Inc.
1.75%, 11/15/2026	36,000	34,368
4.80%, 2/1/2033	1,936,000	1,877,648
5.55%, 6/1/2045	217,000	207,610
5.20%, 3/1/2048	593,000	539,052
3.60%, 2/15/2051	260,000	182,014
Marathon Petroleum Corp. 6.50%, 3/1/2041	190,000	201,559
MPLX LP
5.20%, 3/1/2047	340,000	306,420
4.70%, 4/15/2048	270,000	226,116
4.90%, 4/15/2058	549,000	457,820
Occidental Petroleum Corp.
5.20%, 8/1/2029	26,000	26,141
6.45%, 9/15/2036	99,000	103,652
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	27

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
4.20%, 3/15/2048	250,000	184,784
ONEOK Partners LP 6.65%, 10/1/2036	42,000	45,493
ONEOK, Inc.
4.55%, 7/15/2028	550,000	547,336
3.40%, 9/1/2029	55,000	51,880
5.15%, 10/15/2043	260,000	239,123
Ovintiv, Inc.
5.65%, 5/15/2028	497,000	509,512
6.25%, 7/15/2033	28,000	29,178
Phillips 66 2.15%, 12/15/2030	259,000	224,216
Phillips 66 Co. 3.75%, 3/1/2028	934,000	912,841
Pioneer Natural Resources Co. 1.13%, 1/15/2026	455,000	441,848
Sabine Pass Liquefaction LLC 4.20%, 3/15/2028	150,000	148,073
Shell Finance US, Inc. 2.38%, 11/7/2029	347,000	316,920
Targa Resources Corp. 6.25%, 7/1/2052	240,000	246,467
Targa Resources Partners LP
6.88%, 1/15/2029	1,198,000	1,226,670
4.00%, 1/15/2032	175,000	161,738
TC PipeLines LP 3.90%, 5/25/2027	120,000	118,074
TotalEnergies Capital SA (France)
4.72%, 9/10/2034	107,000	105,109
5.43%, 9/10/2064	183,000	174,734
Transcontinental Gas Pipe Line Co. LLC 4.45%, 8/1/2042	172,000	148,202
Valero Energy Corp.
3.40%, 9/15/2026	448,000	440,330
2.80%, 12/1/2031	285,000	249,041
3.65%, 12/1/2051	103,000	71,640
4.00%, 6/1/2052	130,000	96,546
Western Midstream Operating LP 5.30%, 3/1/2048	624,000	549,420
Williams Cos., Inc. (The)
3.75%, 6/15/2027	987,000	967,996
5.65%, 3/15/2033	75,000	77,093
5.75%, 6/24/2044	50,000	49,888
4.90%, 1/15/2045	133,000	119,453
		23,560,910
Paper & Forest Products — 0.0% ^
Suzano Austria GmbH (Brazil) 6.00%, 1/15/2029	364,000	371,689
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Passenger Airlines — 0.0% ^
Delta Air Lines, Inc. 4.38%, 4/19/2028	107,000	105,227
Southwest Airlines Co. 5.13%, 6/15/2027	82,000	82,751
		187,978
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The)
4.38%, 5/15/2028	275,000	274,039
2.60%, 4/15/2030	120,000	108,339
1.95%, 3/15/2031	120,000	101,895
5.00%, 2/14/2034	120,000	119,714
6.00%, 5/15/2037	80,000	84,576
4.38%, 6/15/2045	120,000	100,672
3.13%, 12/1/2049	98,000	64,815
Kenvue, Inc.
5.00%, 3/22/2030	330,000	335,875
4.90%, 3/22/2033	330,000	330,799
		1,520,724
Pharmaceuticals — 0.6%
Astrazeneca Finance LLC (United Kingdom) 1.75%, 5/28/2028	2,185,000	2,013,547
Bristol-Myers Squibb Co.
3.20%, 6/15/2026	35,000	34,532
3.40%, 7/26/2029	30,000	28,676
5.50%, 2/22/2044	500,000	504,449
4.25%, 10/26/2049	1,019,000	848,514
2.55%, 11/13/2050	476,000	285,661
5.55%, 2/22/2054	500,000	502,035
3.90%, 3/15/2062	41,000	30,373
Eli Lilly & Co.
3.10%, 5/15/2027	115,000	112,366
4.70%, 2/27/2033	150,000	150,222
Johnson & Johnson 3.40%, 1/15/2038	62,000	53,213
Merck & Co., Inc.
0.75%, 2/24/2026	140,000	135,215
3.40%, 3/7/2029	668,000	644,064
1.45%, 6/24/2030	1,100,000	941,340
3.60%, 9/15/2042	68,000	54,752
3.70%, 2/10/2045	120,000	96,165
2.90%, 12/10/2061	279,000	166,984
Pfizer Investment Enterprises Pte. Ltd. 4.75%, 5/19/2033	30,000	29,700
Pfizer, Inc.
3.00%, 12/15/2026	109,000	106,637
3.60%, 9/15/2028	685,000	670,643
3.45%, 3/15/2029 (c)	145,000	139,911
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Pharmaceuticals — continued
4.00%, 12/15/2036 (c)	308,000	282,185
Pharmacia LLC 6.60%, 12/1/2028 (f)	350,000	374,812
Royalty Pharma plc 1.75%, 9/2/2027	397,000	369,769
Takeda Pharmaceutical Co. Ltd. (Japan)
2.05%, 3/31/2030	494,000	435,576
3.38%, 7/9/2060	250,000	165,286
Viatris, Inc. 2.30%, 6/22/2027	134,000	126,362
Wyeth LLC 5.95%, 4/1/2037	557,000	594,067
Zoetis, Inc. 5.60%, 11/16/2032	20,000	20,975
		9,918,031
Professional Services — 0.1%
Broadridge Financial Solutions, Inc. 2.90%, 12/1/2029	44,000	40,484
Concentrix Corp. 6.60%, 8/2/2028 (c)	115,000	120,061
Equifax, Inc. 2.35%, 9/15/2031	577,000	493,853
Jacobs Engineering Group, Inc.
6.35%, 8/18/2028	110,000	115,417
5.90%, 3/1/2033	120,000	123,747
Thomson Reuters Corp. (Canada) 3.35%, 5/15/2026	295,000	291,032
		1,184,594
Residential REITs — 0.2%
American Homes 4 Rent LP 4.90%, 2/15/2029	224,000	224,849
AvalonBay Communities, Inc.
2.95%, 5/11/2026	11,000	10,811
1.90%, 12/1/2028	990,000	900,849
2.30%, 3/1/2030	173,000	155,127
Camden Property Trust 4.10%, 10/15/2028	154,000	151,455
ERP Operating LP 4.15%, 12/1/2028	427,000	420,994
Essex Portfolio LP 3.00%, 1/15/2030	110,000	101,097
Mid-America Apartments LP 1.10%, 9/15/2026	402,000	382,041
Sun Communities Operating LP 4.20%, 4/15/2032	30,000	28,081
Tanger Properties LP 3.13%, 9/1/2026	97,000	94,676
UDR, Inc. 3.10%, 11/1/2034	1,337,000	1,124,147
		3,594,127
Retail REITs — 0.1%
Brixmor Operating Partnership LP 4.05%, 7/1/2030	486,000	465,798
Kimco Realty OP LLC 4.60%, 2/1/2033	288,000	279,537
NNN REIT, Inc.
3.50%, 10/15/2027	88,000	85,667
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Retail REITs — continued
3.00%, 4/15/2052	160,000	100,622
Realty Income Corp.
4.00%, 7/15/2029	50,000	48,569
3.40%, 1/15/2030	37,000	34,737
3.25%, 1/15/2031	337,000	310,113
		1,325,043
Semiconductors & Semiconductor Equipment — 0.5%
Analog Devices, Inc. 2.95%, 10/1/2051	58,000	38,390
Broadcom, Inc.
4.11%, 9/15/2028	46,000	45,303
4.30%, 11/15/2032	47,000	45,030
4.93%, 5/15/2037 (b)	1,026,000	995,901
Intel Corp.
2.45%, 11/15/2029	378,000	339,449
2.00%, 8/12/2031	819,000	683,812
4.60%, 3/25/2040	84,000	73,356
2.80%, 8/12/2041	933,000	624,595
4.25%, 12/15/2042	1,244,000	995,323
3.05%, 8/12/2051	438,000	266,369
3.10%, 2/15/2060	681,000	387,008
3.20%, 8/12/2061	68,000	39,577
KLA Corp.
4.95%, 7/15/2052	100,000	93,488
5.25%, 7/15/2062	68,000	65,370
Micron Technology, Inc. 6.75%, 11/1/2029	200,000	214,680
NVIDIA Corp. 2.85%, 4/1/2030	180,000	167,326
NXP BV (China)
4.30%, 6/18/2029	30,000	29,362
2.65%, 2/15/2032	102,000	87,533
3.25%, 5/11/2041	177,000	132,887
Texas Instruments, Inc.
2.90%, 11/3/2027	912,000	881,071
4.10%, 8/16/2052	50,000	41,008
TSMC Arizona Corp. (Taiwan) 1.75%, 10/25/2026	970,000	928,128
		7,174,966
Software — 0.5%
Adobe, Inc. 2.15%, 2/1/2027	465,000	447,484
Microsoft Corp.
3.40%, 6/15/2027	490,000	482,801
3.50%, 2/12/2035	63,000	58,381
4.00%, 2/12/2055	1,111,000	926,741
Oracle Corp.
3.25%, 11/15/2027	400,000	387,040
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	29

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Software — continued
4.00%, 11/15/2047	753,000	585,433
3.60%, 4/1/2050	1,966,000	1,400,356
3.95%, 3/25/2051	1,829,000	1,377,147
Salesforce, Inc. 1.95%, 7/15/2031	1,845,000	1,583,275
VMware LLC
1.40%, 8/15/2026	58,000	55,337
1.80%, 8/15/2028	24,000	21,831
2.20%, 8/15/2031	90,000	76,631
Workday, Inc. 3.70%, 4/1/2029	245,000	235,969
		7,638,426
Specialized REITs — 0.1%
American Tower Corp.
1.45%, 9/15/2026	35,000	33,401
3.38%, 10/15/2026	131,000	128,597
2.75%, 1/15/2027	130,000	125,723
3.65%, 3/15/2027	30,000	29,441
3.55%, 7/15/2027	33,000	32,206
5.50%, 3/15/2028	45,000	46,028
2.10%, 6/15/2030	537,000	468,067
Crown Castle, Inc.
3.80%, 2/15/2028	20,000	19,508
4.80%, 9/1/2028	30,000	30,005
2.25%, 1/15/2031	314,000	269,764
3.25%, 1/15/2051	702,000	471,448
CubeSmart LP 2.50%, 2/15/2032	92,000	78,258
Equinix, Inc. 3.90%, 4/15/2032	145,000	135,799
Public Storage Operating Co.
0.88%, 2/15/2026	84,000	81,279
5.10%, 8/1/2033	152,000	153,882
		2,103,406
Specialty Retail — 0.3%
AutoNation, Inc. 4.75%, 6/1/2030	150,000	147,504
AutoZone, Inc. 4.00%, 4/15/2030	334,000	321,915
Dick's Sporting Goods, Inc. 4.10%, 1/15/2052	155,000	115,541
Home Depot, Inc. (The)
2.13%, 9/15/2026	587,000	568,643
2.80%, 9/14/2027	1,000,000	964,687
1.50%, 9/15/2028	25,000	22,692
3.13%, 12/15/2049	142,000	98,487
3.50%, 9/15/2056	1,023,000	732,581
Lowe's Cos., Inc.
2.50%, 4/15/2026	500,000	489,521
1.70%, 10/15/2030	345,000	293,894
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Specialty Retail — continued
5.00%, 4/15/2033	220,000	220,348
5.15%, 7/1/2033	30,000	30,338
4.38%, 9/15/2045	202,000	172,531
4.05%, 5/3/2047	191,000	153,035
O'Reilly Automotive, Inc. 3.90%, 6/1/2029	307,000	298,030
TJX Cos., Inc. (The) 1.15%, 5/15/2028	111,000	100,460
		4,730,207
Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc.
0.70%, 2/8/2026	1,261,000	1,219,870
2.05%, 9/11/2026	26,000	25,181
2.20%, 9/11/2029	518,000	473,624
4.15%, 5/10/2030	66,000	66,132
4.30%, 5/10/2033	20,000	19,913
4.50%, 2/23/2036	261,000	260,156
4.38%, 5/13/2045	1,893,000	1,709,460
2.55%, 8/20/2060	25,000	14,968
Dell International LLC
4.90%, 10/1/2026	160,000	160,691
5.25%, 2/1/2028	150,000	152,924
3.38%, 12/15/2041	496,000	375,026
Hewlett Packard Enterprise Co. 1.75%, 4/1/2026	27,000	26,213
HP, Inc. 5.50%, 1/15/2033	150,000	153,087
Western Digital Corp.
2.85%, 2/1/2029	206,000	187,777
3.10%, 2/1/2032	50,000	42,764
		4,887,786
Textiles, Apparel & Luxury Goods — 0.0% ^
NIKE, Inc. 2.38%, 11/1/2026	20,000	19,424
Tapestry, Inc. 4.13%, 7/15/2027	288,000	283,791
		303,215
Tobacco — 0.3%
Altria Group, Inc.
5.38%, 1/31/2044	658,000	635,026
3.70%, 2/4/2051	110,000	77,251
BAT Capital Corp. (United Kingdom)
3.46%, 9/6/2029	83,000	78,552
6.42%, 8/2/2033	181,000	194,362
4.39%, 8/15/2037	2,691,000	2,383,207
Philip Morris International, Inc.
0.88%, 5/1/2026	90,000	86,430
3.38%, 8/15/2029	40,000	38,020
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Tobacco — continued
3.88%, 8/21/2042	250,000	204,123
4.88%, 11/15/2043	449,000	413,424
		4,110,395
Trading Companies & Distributors — 0.0% ^
Air Lease Corp.
3.75%, 6/1/2026	42,000	41,536
3.25%, 10/1/2029	25,000	23,377
2.88%, 1/15/2032	250,000	217,494
GATX Corp. 4.90%, 3/15/2033	190,000	187,648
		470,055
Water Utilities — 0.1%
American Water Capital Corp.
3.45%, 6/1/2029	595,000	567,905
2.80%, 5/1/2030	110,000	100,412
4.45%, 6/1/2032	100,000	96,810
6.59%, 10/15/2037	120,000	135,097
4.30%, 12/1/2042	167,000	145,900
3.75%, 9/1/2047	110,000	84,484
4.15%, 6/1/2049	50,000	40,498
3.45%, 5/1/2050	50,000	35,883
Essential Utilities, Inc.
4.80%, 8/15/2027	120,000	120,635
2.40%, 5/1/2031	110,000	95,781
5.38%, 1/15/2034	40,000	40,382
4.28%, 5/1/2049	181,000	145,883
3.35%, 4/15/2050	166,000	113,318
		1,722,988
Wireless Telecommunication Services — 0.3%
America Movil SAB de CV (Mexico) 3.63%, 4/22/2029	302,000	289,006
Rogers Communications, Inc. (Canada)
2.90%, 11/15/2026	222,000	215,739
5.00%, 3/15/2044	269,000	243,104
4.35%, 5/1/2049	25,000	19,889
T-Mobile USA, Inc.
1.50%, 2/15/2026	25,000	24,270
2.40%, 3/15/2029	226,000	206,827
4.38%, 4/15/2040	1,500,000	1,333,621
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Wireless Telecommunication Services — continued
3.00%, 2/15/2041	2,232,000	1,643,683
Vodafone Group plc (United Kingdom) 5.88%, 6/28/2064	117,000	114,381
		4,090,520
Total Corporate Bonds (Cost $373,954,879)		372,780,563
Foreign Government Securities — 1.7%
Canada Government Bond
3.75%, 4/26/2028	250,000	248,088
4.63%, 4/30/2029	200,000	204,260
Export Development Canada
4.38%, 6/29/2026	525,000	526,451
3.88%, 2/14/2028	265,000	263,569
Hong Kong Government International Bond 1.75%, 11/24/2031 (h)	1,536,000	1,317,458
Hungary Government Bond 7.63%, 3/29/2041	298,000	346,108
Italian Republic Government Bond
2.88%, 10/17/2029	452,000	417,692
3.88%, 5/6/2051	80,000	56,624
Japan Bank for International Cooperation
2.75%, 1/21/2026	201,000	198,160
2.38%, 4/20/2026	250,000	244,634
2.25%, 11/4/2026	760,000	735,476
2.75%, 11/16/2027	60,000	57,745
1.88%, 4/15/2031	65,000	56,303
Japan International Cooperation Agency
2.13%, 10/20/2026	656,000	633,228
2.75%, 4/27/2027	65,000	62,849
3.38%, 6/12/2028	876,000	850,987
Oriental Republic of Uruguay
4.38%, 10/27/2027	207,000	206,231
5.75%, 10/28/2034	330,000	342,502
Province of Alberta
3.30%, 3/15/2028	956,000	931,979
4.50%, 6/26/2029	160,000	161,484
Province of British Columbia
2.25%, 6/2/2026	35,000	34,163
0.90%, 7/20/2026	610,000	583,286
4.20%, 7/6/2033	659,000	643,178
4.75%, 6/12/2034	524,000	529,352
Province of Ontario
2.50%, 4/27/2026	691,000	677,541
2.30%, 6/15/2026	565,000	551,505
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	31

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
3.10%, 5/19/2027	456,000	445,383
1.05%, 5/21/2027	47,000	43,887
3.70%, 9/17/2029	400,000	390,597
2.00%, 10/2/2029	411,000	372,599
1.13%, 10/7/2030	393,000	331,225
Province of Quebec 2.75%, 4/12/2027	262,000	254,207
Republic of Chile
2.45%, 1/31/2031	998,000	871,899
2.55%, 1/27/2032	349,000	299,915
2.55%, 7/27/2033	541,000	447,397
4.95%, 1/5/2036	250,000	242,608
3.25%, 9/21/2071	1,103,000	681,147
Republic of Indonesia
5.65%, 1/11/2053	55,000	55,815
4.45%, 4/15/2070	654,000	539,333
Republic of Korea 2.50%, 6/19/2029	652,000	608,565
Republic of Panama
8.88%, 9/30/2027	221,000	238,036
3.16%, 1/23/2030	200,000	172,797
6.40%, 2/14/2035	400,000	378,795
6.70%, 1/26/2036	129,000	124,643
8.00%, 3/1/2038	355,000	371,430
4.50%, 4/16/2050	200,000	131,161
4.30%, 4/29/2053	690,000	435,017
Republic of Peru
3.00%, 1/15/2034	105,000	86,973
5.38%, 2/8/2035	165,000	162,443
3.30%, 3/11/2041	60,000	44,949
2.78%, 12/1/2060	287,000	160,864
Republic of Philippines
5.17%, 10/13/2027	90,000	91,283
9.50%, 2/2/2030	304,000	365,410
5.00%, 7/17/2033	80,000	79,595
4.75%, 3/5/2035	685,000	662,707
3.70%, 3/1/2041	200,000	162,608
2.95%, 5/5/2045	200,000	137,932
2.65%, 12/10/2045	841,000	546,330
Republic of Poland
5.50%, 11/16/2027	50,000	51,144
5.75%, 11/16/2032	18,000	18,797
5.50%, 4/4/2053	81,000	78,249
State of Israel Government Bond 3.38%, 1/15/2050	743,000	503,115
Svensk Exportkredit AB
2.25%, 3/22/2027	214,000	205,861
4.13%, 6/14/2028	809,000	808,755
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

4.88%, 10/4/2030	362,000	372,819
United Mexican States
3.25%, 4/16/2030	505,000	454,145
2.66%, 5/24/2031	598,000	502,903
4.75%, 4/27/2032	307,000	286,236
3.50%, 2/12/2034	881,000	725,539
6.35%, 2/9/2035	500,000	503,775
4.28%, 8/14/2041	833,000	638,447
6.34%, 5/4/2053	60,000	55,704
3.77%, 5/24/2061	937,000	562,784
Total Foreign Government Securities (Cost $26,809,261)		26,586,676
Commercial Mortgage-Backed Securities — 1.7%
BANK
Series 2017-BNK4, Class ASB, 3.42%, 5/15/2050	11,233	11,094
Series 2019-BN16, Class A4, 4.01%, 2/15/2052	60,000	58,247
Series 2019-BN21, Class A5, 2.85%, 10/17/2052	60,000	54,892
Series 2019-BN23, Class A3, 2.92%, 12/15/2052	142,000	129,944
Series 2018-BN10, Class A5, 3.69%, 2/15/2061	20,000	19,403
Series 2019-BN19, Class A3, 3.18%, 8/15/2061	100,000	92,533
Series 2018-BN13, Class C, 4.55%, 8/15/2061 (g)	500,000	416,875
Series 2019-BN22, Class A4, 2.98%, 11/15/2062	260,000	238,885
Series 2020-BN26, Class A4, 2.40%, 3/15/2063	500,000	442,954
Series 2021-BN36, Class A5, 2.47%, 9/15/2064	500,000	433,447
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3, Class A4, 3.57%, 2/15/2050	20,000	19,531
BBCMS Mortgage Trust Series 2018-C2, Class A5, 4.31%, 12/15/2051	40,000	39,347
Benchmark Mortgage Trust
Series 2018-B1, Class A5, 3.67%, 1/15/2051 (g)	50,000	48,492
Series 2018-B2, Class B, 4.30%, 2/15/2051 (g)	20,000	18,296
Series 2018-B5, Class A4, 4.21%, 7/15/2051	110,000	107,472
Series 2018-B6, Class A2, 4.20%, 10/10/2051	28,836	28,472
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2018-B8, Class A5, 4.23%, 1/15/2052	40,000	38,830
Series 2019-B11, Class A2, 3.41%, 5/15/2052	21,573	21,212
Series 2021-B31, Class A5, 2.67%, 12/15/2054	600,000	520,036
Cantor Commercial Real Estate Lending Series 2019-CF2, Class AS, 3.12%, 11/15/2052	75,000	68,174
CD Mortgage Trust
Series 2017-CD6, Class ASB, 3.33%, 11/13/2050	10,459	10,289
Series 2017-CD6, Class AM, 3.71%, 11/13/2050 (g)	30,000	28,842
Series 2018-CD7, Class A3, 4.01%, 8/15/2051	386,878	377,776
CFCRE Commercial Mortgage Trust
Series 2017-C8, Class A4, 3.57%, 6/15/2050	30,000	29,023
Series 2016-C7, Class ASB, 3.64%, 12/10/2054	6,561	6,496
Citigroup Commercial Mortgage Trust
Series 2015-GC29, Class C, 4.16%, 4/10/2048 (g)	40,000	38,109
Series 2016-C1, Class AAB, 3.00%, 5/10/2049	16,525	16,400
Series 2019-GC43, Class A4, 3.04%, 11/10/2052	1,000,000	901,208
Commercial Mortgage Trust
Series 2014-UBS5, Class AM, 4.19%, 9/10/2047 (g)	22,156	21,952
Series 2015-LC21, Class AM, 4.04%, 7/10/2048 (g)	30,000	29,833
Series 2015-CR25, Class A4, 3.76%, 8/10/2048	30,000	29,824
Series 2015-PC1, Class A5, 3.90%, 7/10/2050	216,681	216,216
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4, 3.72%, 8/15/2048	30,000	29,811
Series 2016-C5, Class A5, 3.76%, 11/15/2048	27,000	26,780
DBGS Mortgage Trust Series 2018-C1, Class A4, 4.47%, 10/15/2051	20,000	19,437
DBJPM Mortgage Trust Series 2017-C6, Class A5, 3.33%, 6/10/2050	20,000	19,291
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K051, Class A2, 3.31%, 9/25/2025	38,014	37,732
Series K735, Class A2, 2.86%, 5/25/2026	48,081	47,279
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series K057, Class A2, 2.57%, 7/25/2026	63,000	61,649
Series K063, Class A1, 3.05%, 8/25/2026	13,980	13,804
Series K059, Class A2, 3.12%, 9/25/2026 (g)	1,000,000	981,827
Series K062, Class A2, 3.41%, 12/25/2026	1,000,000	983,733
Series K064, Class A2, 3.22%, 3/25/2027	1,000,000	979,543
Series K072, Class A2, 3.44%, 12/25/2027	400,000	390,871
Series K084, Class A2, 3.78%, 10/25/2028 (g)	500,000	490,409
Series K087, Class A2, 3.77%, 12/25/2028	1,000,000	981,149
Series K091, Class A2, 3.51%, 3/25/2029	1,000,000	970,111
Series K097, Class A2, 2.51%, 7/25/2029	2,000,000	1,855,788
Series K096, Class A2, 2.52%, 7/25/2029	295,000	274,192
Series K100, Class A2, 2.67%, 9/25/2029	400,000	372,675
Series K102, Class A2, 2.54%, 10/25/2029	400,000	370,328
Series K113, Class A2, 1.34%, 6/25/2030	700,000	602,314
Series K158, Class A1, 3.90%, 7/25/2030	1,018,108	1,005,840
Series K117, Class A2, 1.41%, 8/25/2030	1,265,000	1,084,371
Series K123, Class A2, 1.62%, 12/25/2030	500,000	430,110
Series K125, Class A2, 1.85%, 1/25/2031	10,000	8,686
Series K127, Class A2, 2.11%, 1/25/2031	600,000	528,746
Series K-1512, Class A2, 2.99%, 5/25/2031	75,000	69,123
Series K155, Class A3, 3.75%, 4/25/2033	545,000	516,182
Series K157, Class A2, 3.99%, 5/25/2033 (g)	250,000	244,665
Series K156, Class A3, 3.70%, 6/25/2033 (g)	91,000	85,809
Series K-1512, Class A3, 3.06%, 4/25/2034	150,000	133,095
FNMA ACES
Series 2017-M7, Class A2, 2.96%, 2/25/2027 (g)	266,809	260,086
Series 2017-M14, Class A2, 2.81%, 11/25/2027 (g)	7,312	7,042
Series 2018-M10, Class A2, 3.35%, 7/25/2028 (g)	39,179	38,137
Series 2018-M14, Class A2, 3.58%, 8/25/2028 (g)	423,207	413,708
Series 2019-M1, Class A2, 3.54%, 9/25/2028 (g)	70,825	69,167
Series 2019-M22, Class A2, 2.52%, 8/25/2029	573,781	534,515
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	33

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2021-M2S, Class A2, 1.81%, 10/25/2031 (g)	700,000	596,738
GS Mortgage Securities Trust
Series 2014-GC24, Class AS, 4.16%, 9/10/2047 (g)	170,000	163,312
Series 2015-GC30, Class A4, 3.38%, 5/10/2050	18,939	18,864
Series 2018-GS9, Class A4, 3.99%, 3/10/2051 (g)	200,000	195,385
JPMBB Commercial Mortgage Securities Trust
Series 2013-C12, Class C, 3.98%, 7/15/2045 (g)	10,925	10,497
Series 2015-C29, Class B, 4.12%, 5/15/2048 (g)	40,000	39,218
Series 2015-C31, Class A3, 3.80%, 8/15/2048	518,449	514,844
JPMCC Commercial Mortgage Securities Trust Series 2017-JP5, Class A5, 3.72%, 3/15/2050	600,000	587,213
JPMDB Commercial Mortgage Securities Trust
Series 2016-C2, Class B, 3.99%, 6/15/2049 (g)	20,000	17,624
Series 2017-C5, Class B, 4.01%, 3/15/2050 (g)	20,000	17,158
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C22, Class AS, 3.56%, 4/15/2048	40,000	39,274
Series 2015-C25, Class ASB, 3.38%, 10/15/2048	3,410	3,395
Series 2015-C25, Class A5, 3.64%, 10/15/2048	40,000	39,684
Series 2016-C31, Class A5, 3.10%, 11/15/2049	450,000	434,041
Series 2016-C32, Class A4, 3.72%, 12/15/2049	295,000	288,559
Morgan Stanley Capital I Trust
Series 2016-UB12, Class A3, 3.34%, 12/15/2049	509,304	492,627
Series 2017-H1, Class C, 4.28%, 6/15/2050 (g)	25,000	23,171
Series 2019-L2, Class A4, 4.07%, 3/15/2052	50,000	48,471
Series 2019-L3, Class A4, 3.13%, 11/15/2052	100,000	92,845
UBS Commercial Mortgage Trust
Series 2017-C2, Class A4, 3.49%, 8/15/2050	700,000	682,759
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2017-C4, Class ASB, 3.37%, 10/15/2050	19,567	19,301
Series 2017-C5, Class AS, 3.78%, 11/15/2050 (g)	70,000	66,644
Series 2017-C7, Class AS, 4.06%, 12/15/2050 (g)	50,000	48,416
Wells Fargo Commercial Mortgage Trust
Series 2015-C28, Class A4, 3.54%, 5/15/2048	20,000	19,934
Series 2015-C29, Class A4, 3.64%, 6/15/2048	114,608	114,033
Series 2017-C38, Class A5, 3.45%, 7/15/2050	500,000	484,765
Series 2018-C45, Class A3, 3.92%, 6/15/2051	35,928	34,928
Series 2019-C51, Class A3, 3.06%, 6/15/2052	471,462	433,784
Series 2019-C52, Class A5, 2.89%, 8/15/2052	500,000	459,616
Series 2019-C53, Class A4, 3.04%, 10/15/2052	125,000	115,545
Series 2020-C55, Class A5, 2.73%, 2/15/2053	10,000	9,063
Total Commercial Mortgage-Backed Securities (Cost $26,766,298)		25,563,817
Supranational — 1.1%
African Development Bank (Supranational) 4.38%, 11/3/2027	84,000	84,686
Asian Development Bank (Supranational)
0.50%, 2/4/2026	134,000	129,562
1.00%, 4/14/2026	875,000	845,431
2.00%, 4/24/2026	13,000	12,693
1.25%, 6/9/2028	1,018,000	931,375
4.50%, 8/25/2028	10,000	10,138
3.13%, 4/27/2032	321,000	299,882
4.00%, 1/12/2033	50,000	49,167
Asian Infrastructure Investment Bank (The) (Supranational)
4.00%, 1/18/2028	28,000	27,973
4.25%, 3/13/2034	50,000	49,812
European Bank for Reconstruction & Development (Supranational) 4.25%, 3/13/2034	171,000	170,179
European Investment Bank (Supranational)
0.38%, 3/26/2026	1,704,000	1,637,462
2.13%, 4/13/2026	11,000	10,769
3.88%, 3/15/2028	35,000	34,846
1.63%, 10/9/2029	320,000	287,391
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Supranational — continued
3.75%, 11/15/2029	742,000	730,941
3.75%, 2/14/2033	448,000	434,036
Inter-American Development Bank (Supranational)
1.50%, 1/13/2027	222,000	211,827
4.38%, 2/1/2027	919,000	923,920
0.63%, 9/16/2027	261,000	239,716
4.00%, 1/12/2028	338,000	337,570
4.50%, 9/13/2033	200,000	202,818
Inter-American Investment Corp. (Supranational) 4.13%, 2/15/2028	1,739,000	1,739,148
International Bank for Reconstruction & Development (Supranational)
2.50%, 11/22/2027	537,000	515,992
3.50%, 7/12/2028	373,000	366,391
1.13%, 9/13/2028	2,630,000	2,378,054
3.88%, 10/16/2029	130,000	128,775
1.75%, 10/23/2029	664,000	598,859
3.88%, 2/14/2030	1,490,000	1,474,186
0.88%, 5/14/2030	199,000	169,072
1.63%, 11/3/2031	1,386,000	1,179,318
3.88%, 8/28/2034	12,000	11,583
International Finance Corp. (Supranational) 2.13%, 4/7/2026	5,000	4,892
Nordic Investment Bank (Supranational) 2.63%, 4/4/2025	55,000	54,913
Total Supranational (Cost $16,306,303)		16,283,377
U.S. Government Agency Securities — 0.9%
FFCB Funding Corp.
0.75%, 12/16/2026	100,000	94,047
0.69%, 2/2/2027	245,000	229,104
1.30%, 3/30/2027	820,000	772,408
0.79%, 6/21/2027	110,000	101,648
0.84%, 2/2/2028	50,000	45,346
1.12%, 9/1/2028	35,000	31,425
1.23%, 9/10/2029	35,000	30,577
1.68%, 4/29/2030	55,000	48,082
1.23%, 7/29/2030	194,000	164,645
1.15%, 8/12/2030	93,000	78,790
1.24%, 9/3/2030	129,000	109,204
1.32%, 9/9/2030	373,000	317,043
1.24%, 12/23/2030	120,000	100,556
1.38%, 1/14/2031	135,000	113,741
1.30%, 2/3/2031	125,000	104,845
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

2.23%, 3/12/2035	12,000	9,589
1.69%, 8/20/2035	11,000	8,232
FHLB
4.00%, 10/9/2026	760,000	759,722
0.92%, 2/26/2027	150,000	140,539
4.75%, 4/9/2027	2,880,000	2,922,728
3.25%, 6/9/2028	280,000	273,310
FHLMC
0.90%, 10/13/2027	65,000	59,613
4.14%, 12/14/2029 (i)	1,494,000	1,227,737
6.75%, 3/15/2031	80,000	91,042
6.25%, 7/15/2032	435,000	492,222
FNMA
1.88%, 9/24/2026	314,000	303,894
0.75%, 10/8/2027	1,092,000	1,005,873
6.25%, 5/15/2029	1,421,000	1,542,639
Israel Government AID Bond (Israel) 5.50%, 9/18/2033	436,000	465,123
Tennessee Valley Authority
4.70%, 7/15/2033	1,315,000	1,343,040
4.25%, 9/15/2065	785,000	673,248
Total U.S. Government Agency Securities (Cost $13,750,444)		13,660,012
Municipal Bonds — 0.4% (j)
Arizona — 0.0% ^
City of Tucson, Taxable Series 2021A, COP, AGM, 2.86%, 7/1/2047	865,000	642,692
California — 0.2%
Bay Area Toll Authority, Toll Bridge
Series 2010S-1, Rev., 6.92%, 4/1/2040	20,000	22,547
Series 2009F-2, Rev., 6.26%, 4/1/2049	100,000	109,404
California State University, Systemwide Series 2021B, Rev., 2.72%, 11/1/2052	1,070,000	710,012
East Bay Municipal Utility District, Water System Series 2010B, Rev., 5.87%, 6/1/2040	155,000	165,088
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Series 2021B, Rev., 3.29%, 6/1/2042	455,000	354,877
Regents of the University of California, Medical Center Pooled
Series 2010H, Rev., 6.55%, 5/15/2048	40,000	44,213
Series 2020N, Rev., 3.71%, 5/15/2120	140,000	94,339
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	35

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
State of California, Various Purpose
GO, 7.50%, 4/1/2034	135,000	156,753
GO, 7.55%, 4/1/2039	1,400,000	1,699,104
Total California		3,356,337
Connecticut — 0.0% ^
State of Connecticut Series A, GO, 5.85%, 3/15/2032	75,000	79,757
Florida — 0.0% ^
State Board of Administration Finance Corp. Series 2020A, Rev., 2.15%, 7/1/2030	147,000	130,042
Georgia — 0.0% ^
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 and 4 Project Series 2010A, Rev., 7.06%, 4/1/2057	48,000	54,408
Illinois — 0.0% ^
Chicago O'Hare International Airport, General Airport, Senior Lien Series 2018C, Rev., 4.47%, 1/1/2049	25,000	22,494
Metropolitan Water Reclamation District of Greater Chicago, GO, 5.72%, 12/1/2038	55,000	57,200
Sales Tax Securitization Corp. Series 2019A, Rev., 4.64%, 1/1/2040	55,000	53,341
State of Illinois, GO, 5.10%, 6/1/2033	385,882	386,393
Total Illinois		519,428
Nebraska — 0.0% ^
University of Nebraska Facilities Corp., University System Facilities Series 2019A, Rev., 3.04%, 10/1/2049	50,000	36,350
New Jersey — 0.0% ^
New Jersey Economic Development Authority, Pension Funding Series 1997A, Rev., NATL - RE, 7.43%, 2/15/2029	35,000	37,042
New Jersey Turnpike Authority Series 2009F, Rev., 7.41%, 1/1/2040	250,000	299,838
Total New Jersey		336,880
New York — 0.0% ^
Port Authority of New York and New Jersey, Consolidated Series 192, Rev., 4.81%, 10/15/2065	120,000	111,684
Ohio — 0.0% ^
American Municipal Power, Inc., Combined Hydroelectric Projects Series 2010A, Rev., 7.83%, 2/15/2041	25,000	30,180
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Texas — 0.1%
Dallas Area Rapid Transit, Sales Tax, Senior Lien Series 2021A, Rev., 2.61%, 12/1/2048	100,000	68,494
Grand Parkway Transportation Corp., System Toll Series 2020B, Rev., 3.24%, 10/1/2052	100,000	70,905
Permanent University Fund - Texas A&M University System Series 2017B, Rev., 3.66%, 7/1/2047	325,000	276,506
State of Texas, Transportation Commission Highway Improvement Series 2010A, GO, 4.68%, 4/1/2040	45,000	43,367
State of Texas, Transportation Commission Mobility Fund Series 2009A, GO, 5.52%, 4/1/2039	120,000	123,572
Texas Private Activity Bond Surface Transportation Corp., North Tarrant Express Managed Lanes Project, Mobility Partners LLC Series 2019B, Rev., 3.92%, 12/31/2049	300,000	247,187
Total Texas		830,031
Virginia — 0.1%
University of Virginia Series 2020, Rev., 2.26%, 9/1/2050	1,120,000	665,205
Total Municipal Bonds (Cost $8,016,417)		6,792,994
Asset-Backed Securities — 0.4%
American Airlines Pass-Through Trust Series 2017-1, Class AA, 3.65%, 2/15/2029	59,040	56,191
American Express Credit Account Master Trust
Series 2022-2, Class A, 3.39%, 5/15/2027	800,000	798,198
Series 2022-3, Class A, 3.75%, 8/15/2027	200,000	199,318
Capital One Multi-Asset Execution Trust
Series 2022-A2, Class A, 3.49%, 5/15/2027	750,000	748,452
Series 2019-A3, Class A3, 2.06%, 8/15/2028	400,000	387,345
CarMax Auto Owner Trust Series 2022-1, Class A4, 1.70%, 8/16/2027	365,000	354,740
Citibank Credit Card Issuance Trust Series 2018-A7, Class A7, 3.96%, 10/13/2030	100,000	98,697
Discover Card Execution Note Trust Series 2022-A3, Class A3, 3.56%, 7/15/2027	750,000	747,288
Federal Express Corp. Pass-Through Trust Series 2020-1, Class AA, 1.88%, 2/20/2034	7,594	6,353
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Ford Credit Floorplan Master Owner Trust
Series 2020-2, Class A, 1.06%, 9/15/2027	600,000	588,894
Series 2018-4, Class A, 4.06%, 11/15/2030	600,000	592,529
Toyota Auto Receivables Owner Trust Series 2022-B, Class A3, 2.93%, 9/15/2026	188,335	187,290
United Airlines Pass-Through Trust
Series 2016-2, Class AA, 2.88%, 10/7/2028	41,927	39,238
Series 2018-1, Class AA, 3.50%, 3/1/2030	127,797	120,829
Series 2024-1, Class AA, 5.45%, 2/15/2037	77,321	77,657
Verizon Master Trust Series 2022-4, Class A, 3.40%, 11/20/2028	1,000,000	997,532
Total Asset-Backed Securities (Cost $5,947,187)		6,000,551
	SHARES
Short-Term Investments — 3.7%
Investment Companies — 3.6%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.32% (k) (l) (Cost $55,052,585)	55,052,585	55,052,585
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (k) (l) (Cost $2,350,866)	2,350,866	2,350,866
Total Short-Term Investments (Cost $57,403,451)		57,403,451
Total Investments — 103.0% (Cost $1,641,466,902)		1,588,198,643
Liabilities in Excess of Other Assets — (3.0)%		(46,392,539)
NET ASSETS — 100.0%		1,541,806,104

Percentages indicated are based on net assets.

Abbreviations
ACES	Alternative Credit Enhancement Securities
AGM	Insured by Assured Guaranty Municipal Corp.
CME	Chicago Mercantile Exchange
COP	Certificate of Participation
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
NATL	Insured by National Public Finance Guarantee Corp.
RE	Reinsured
REIT	Real Estate Investment Trust
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities

^	Amount rounds to less than 0.1% of net assets.
(a)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	The security or a portion of this security is on loan at February 28, 2025. The total value of securities on loan at February 28, 2025 is $2,284,077.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2025.
(e)
Contingent Capital security (“CoCo”). CoCos are hybrid
debt securities that may be convertible into equity or
may be written down if a pre-specified trigger event
occurs. The total value of aggregate CoCo holdings at
February 28, 2025 is $1,441,121 or 0.09% of the
Fund’s net assets as of February 28, 2025.

(f)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of February 28, 2025.

(g)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 28, 2025.

(h)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(i)	The rate shown is the effective yield as of February 28, 2025.
(j)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	37

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
(k)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of February 28, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan Exchange-Traded Funds	February 28, 2025

JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — 99.3%
U.S. Treasury Notes
4.63%, 3/15/2026	188,000	188,909
0.75%, 3/31/2026	299,000	288,488
2.25%, 3/31/2026	113,000	110,802
4.50%, 3/31/2026	276,000	277,078
3.75%, 4/15/2026	179,000	178,308
0.75%, 4/30/2026	240,000	230,944
2.38%, 4/30/2026	92,000	90,218
4.88%, 4/30/2026	321,000	323,746
1.63%, 5/15/2026	238,000	231,185
3.63%, 5/15/2026	172,000	171,073
0.75%, 5/31/2026	263,000	252,480
2.13%, 5/31/2026	109,000	106,437
4.88%, 5/31/2026	315,000	317,978
4.13%, 6/15/2026	179,000	179,154
0.88%, 6/30/2026	244,000	234,040
1.88%, 6/30/2026	108,000	104,979
4.63%, 6/30/2026	321,000	323,295
4.50%, 7/15/2026	179,000	180,063
0.63%, 7/31/2026	298,000	284,136
1.88%, 7/31/2026	107,000	103,836
4.38%, 7/31/2026	315,000	316,390
1.50%, 8/15/2026	249,000	240,168
4.38%, 8/15/2026	191,000	191,888
0.75%, 8/31/2026	265,000	252,464
1.38%, 8/31/2026	150,000	144,281
3.75%, 8/31/2026	359,000	357,443
4.63%, 9/15/2026	186,000	187,628
0.88%, 9/30/2026	258,000	245,654
1.63%, 9/30/2026	100,000	96,387
3.50%, 9/30/2026	322,000	319,396
4.63%, 10/15/2026	228,000	230,093
1.13%, 10/31/2026	242,000	230,817
1.63%, 10/31/2026	139,000	133,695
4.13%, 10/31/2026	322,000	322,503
2.00%, 11/15/2026	242,000	234,003
4.63%, 11/15/2026	229,000	231,227
1.25%, 11/30/2026	244,000	232,744
1.63%, 11/30/2026	93,000	89,295
4.25%, 11/30/2026	322,000	323,233
4.38%, 12/15/2026	237,000	238,444
1.25%, 12/31/2026	259,000	246,526
1.75%, 12/31/2026	138,000	132,582
4.25%, 12/31/2026	322,000	323,333
4.00%, 1/15/2027	243,000	242,972
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

1.50%, 1/31/2027	347,000	331,141
4.13%, 1/31/2027	322,000	322,704
2.25%, 2/15/2027	195,000	188,632
4.13%, 2/15/2027	243,000	243,570
1.13%, 2/28/2027	76,000	71,870
1.88%, 2/28/2027	245,000	235,133
4.13%, 2/28/2027	267,000	267,709
4.25%, 3/15/2027	254,000	255,260
0.63%, 3/31/2027	101,000	94,281
2.50%, 3/31/2027	277,000	268,917
4.50%, 4/15/2027	262,000	264,671
0.50%, 4/30/2027	145,000	134,629
2.75%, 4/30/2027	241,000	234,871
2.38%, 5/15/2027	249,000	240,557
4.50%, 5/15/2027	242,000	244,590
0.50%, 5/31/2027	114,000	105,539
2.63%, 5/31/2027	229,000	222,345
4.63%, 6/15/2027	262,000	265,684
0.50%, 6/30/2027	172,000	158,825
3.25%, 6/30/2027	226,000	222,442
4.38%, 7/15/2027	272,000	274,412
0.38%, 7/31/2027	176,000	161,549
2.75%, 7/31/2027	226,000	219,661
2.25%, 8/15/2027	179,000	171,847
3.75%, 8/15/2027	262,000	260,598
0.50%, 8/31/2027	171,000	156,993
3.13%, 8/31/2027	182,000	178,332
3.38%, 9/15/2027	273,000	269,097
0.38%, 9/30/2027	221,000	201,697
4.13%, 9/30/2027	223,000	223,871
3.88%, 10/15/2027	273,000	272,317
0.50%, 10/31/2027	196,000	178,927
4.13%, 10/31/2027	183,000	183,686
2.25%, 11/15/2027	189,000	180,724
4.13%, 11/15/2027	270,000	271,002
0.63%, 11/30/2027	226,000	206,481
3.88%, 11/30/2027	183,000	182,507
4.00%, 12/15/2027	249,000	249,214
0.63%, 12/31/2027	270,000	245,985
3.88%, 12/31/2027	184,000	183,540
4.25%, 1/15/2028	262,000	263,945
0.75%, 1/31/2028	336,000	306,456
3.50%, 1/31/2028	248,000	244,774
2.75%, 2/15/2028	253,000	244,461
4.25%, 2/15/2028	217,000	218,712
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	39

JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — continued
1.13%, 2/29/2028	339,000	311,999
4.00%, 2/29/2028	147,000	147,086
Total U.S. Treasury Obligations (Cost $20,034,728)		20,123,558
	SHARES
Short-Term Investments — 0.2%
Investment Companies — 0.2%
JPMorgan Prime Money Market Fund Class IM Shares, 4.43% (a) (b) (Cost $39,386)	39,372	39,388
Total Investments — 99.5% (Cost $20,074,114)		20,162,946
Other Assets in Excess of Liabilities — 0.5%		100,697
NET ASSETS — 100.0%		20,263,643

Percentages indicated are based on net assets.

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan Exchange-Traded Funds	February 28, 2025

JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — 99.3%
U.S. Treasury Bonds
3.00%, 5/15/2045	81,000	64,249
2.88%, 8/15/2045	105,000	81,396
3.00%, 11/15/2045	70,000	55,281
2.50%, 2/15/2046	128,000	92,140
2.50%, 5/15/2046	146,000	104,732
2.25%, 8/15/2046	182,000	123,895
2.88%, 11/15/2046	81,000	61,914
3.00%, 2/15/2047	160,000	124,756
3.00%, 5/15/2047	123,000	95,690
2.75%, 8/15/2047	180,000	133,320
2.75%, 11/15/2047	181,000	133,784
3.00%, 2/15/2048	207,000	159,875
3.13%, 5/15/2048	219,000	172,634
3.00%, 8/15/2048	243,000	186,873
3.38%, 11/15/2048	247,000	202,994
3.00%, 2/15/2049	261,000	200,134
2.88%, 5/15/2049	253,000	189,088
2.25%, 8/15/2049	239,000	156,526
2.38%, 11/15/2049	226,000	151,747
2.00%, 2/15/2050	284,000	174,738
1.25%, 5/15/2050	331,000	167,116
1.38%, 8/15/2050	371,000	192,456
1.63%, 11/15/2050	367,000	203,284
1.88%, 2/15/2051	400,000	236,078
2.38%, 5/15/2051	410,000	272,794
2.00%, 8/15/2051	399,000	241,831
1.88%, 11/15/2051	381,000	223,257
2.25%, 2/15/2052	346,000	222,332
2.88%, 5/15/2052	329,000	243,152
3.00%, 8/15/2052	311,000	235,728
4.00%, 11/15/2052	313,000	286,896
3.63%, 2/15/2053	308,000	263,966
3.63%, 5/15/2053	313,000	268,422
4.13%, 8/15/2053	347,000	325,407
4.75%, 11/15/2053	366,000	380,426
4.25%, 2/15/2054	381,000	365,477
4.63%, 5/15/2054	380,000	388,090
4.25%, 8/15/2054	380,000	365,156
4.50%, 11/15/2054	371,000	371,985
4.63%, 2/15/2055	130,000	133,230
Total U.S. Treasury Obligations (Cost $8,414,770)		8,052,849
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 0.1%
Investment Companies — 0.1%
JPMorgan Prime Money Market Fund Class IM Shares, 4.43% (a) (b) (Cost $8,573)	8,570	8,574
Total Investments — 99.4% (Cost $8,423,343)		8,061,423
Other Assets in Excess of Liabilities — 0.6%		47,300
NET ASSETS — 100.0%		8,108,723

Percentages indicated are based on net assets.

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	41

JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — 99.3%
U.S. Treasury Notes
3.63%, 3/31/2028	277,000	274,198
1.25%, 4/30/2028	205,000	188,520
3.50%, 4/30/2028	149,000	146,864
2.88%, 5/15/2028	88,000	85,102
1.25%, 5/31/2028	195,000	178,913
3.63%, 5/31/2028	158,000	156,284
1.25%, 6/30/2028	341,000	312,148
4.00%, 6/30/2028	208,000	208,122
1.00%, 7/31/2028	200,000	181,117
4.13%, 7/31/2028	204,000	204,948
2.88%, 8/15/2028	19,000	18,324
1.13%, 8/31/2028	257,000	233,177
4.38%, 8/31/2028	147,000	148,820
1.25%, 9/30/2028	136,000	123,691
4.63%, 9/30/2028	376,000	383,828
1.38%, 10/31/2028	342,000	311,821
4.88%, 10/31/2028	236,000	242,969
3.13%, 11/15/2028	339,000	328,936
1.50%, 11/30/2028	382,000	349,187
4.38%, 11/30/2028	68,000	68,879
1.38%, 12/31/2028	433,000	392,964
3.75%, 12/31/2028	329,000	326,057
1.75%, 1/31/2029	52,000	47,799
4.00%, 1/31/2029	265,000	264,979
2.63%, 2/15/2029	149,000	141,550
4.25%, 2/28/2029	26,000	26,233
2.38%, 3/31/2029	120,000	112,688
4.13%, 3/31/2029	36,000	36,158
2.88%, 4/30/2029	208,000	199,063
4.63%, 4/30/2029	257,000	263,033
2.38%, 5/15/2029	147,000	137,824
2.75%, 5/31/2029	191,000	181,696
4.50%, 5/31/2029	456,000	464,692
3.25%, 6/30/2029	88,000	85,346
4.25%, 6/30/2029	458,000	462,312
2.63%, 7/31/2029	4,000	3,778
4.00%, 7/31/2029	457,000	456,893
1.63%, 8/15/2029	194,000	175,525
3.13%, 8/31/2029	185,000	178,287
3.63%, 8/31/2029	461,000	453,869
3.50%, 9/30/2029	463,000	453,161
3.88%, 9/30/2029	155,000	154,092
4.00%, 10/31/2029	35,000	34,970
4.13%, 10/31/2029	55,000	55,258
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

1.75%, 11/15/2029	196,000	177,372
3.88%, 11/30/2029	2,000	1,988
4.13%, 11/30/2029	45,000	45,232
3.88%, 12/31/2029	11,000	10,930
4.38%, 12/31/2029	47,000	47,734
3.50%, 1/31/2030	9,000	8,792
4.25%, 1/31/2030	45,000	45,471
1.50%, 2/15/2030	191,000	169,498
4.00%, 2/28/2030	247,000	246,961
3.63%, 3/31/2030	208,000	204,133
3.50%, 4/30/2030	153,000	149,193
0.63%, 5/15/2030	529,000	444,897
3.75%, 5/31/2030	263,000	259,435
3.75%, 6/30/2030	68,000	67,065
4.00%, 7/31/2030	334,000	333,335
0.63%, 8/15/2030	324,000	270,097
4.13%, 8/31/2030	200,000	200,680
4.63%, 9/30/2030	140,000	143,970
4.88%, 10/31/2030	207,000	215,523
0.88%, 11/15/2030	348,000	292,184
4.38%, 11/30/2030	159,000	161,528
3.75%, 12/31/2030	269,000	264,629
4.00%, 1/31/2031	359,000	357,640
1.13%, 2/15/2031	491,000	415,950
4.63%, 4/30/2031	1,000	1,030
1.63%, 5/15/2031	354,000	306,722
4.63%, 5/31/2031	18,000	18,533
4.25%, 6/30/2031	364,000	367,299
4.13%, 7/31/2031	364,000	364,725
1.25%, 8/15/2031	411,000	345,224
3.75%, 8/31/2031	370,000	362,773
3.63%, 9/30/2031	372,000	361,988
1.38%, 11/15/2031	470,000	395,277
1.88%, 2/15/2032	425,000	367,841
2.88%, 5/15/2032	321,000	296,323
2.75%, 8/15/2032	328,000	299,262
4.13%, 11/15/2032	344,000	344,067
3.50%, 2/15/2033	233,000	222,979
3.38%, 5/15/2033	312,000	295,303
3.88%, 8/15/2033	380,000	372,266
4.50%, 11/15/2033	616,000	630,702
4.00%, 2/15/2034	239,000	235,742
4.38%, 5/15/2034	640,000	649,050
SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — continued
3.88%, 8/15/2034	638,000	622,249
4.25%, 11/15/2034	338,000	339,320
Total U.S. Treasury Obligations (Cost $20,998,125)		20,986,987
	SHARES
Short-Term Investments — 0.4%
Investment Companies — 0.4%
JPMorgan Prime Money Market Fund Class IM Shares, 4.43% (a) (b) (Cost $88,301)	88,275	88,310
Total Investments — 99.7% (Cost $21,086,426)		21,075,297
Other Assets in Excess of Liabilities — 0.3%		68,504
NET ASSETS — 100.0%		21,143,801

Percentages indicated are based on net assets.

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	43

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 98.2%
Aerospace & Defense — 2.0%
AAR Escrow Issuer LLC 6.75%, 3/15/2029 (a)	379,000	387,299
Bombardier, Inc. (Canada)
6.00%, 2/15/2028 (a)	1,486,000	1,481,332
7.50%, 2/1/2029 (a)	543,000	561,684
7.25%, 7/1/2031 (a)	1,274,000	1,303,671
7.00%, 6/1/2032 (a)	122,000	123,687
BWX Technologies, Inc.
4.13%, 6/30/2028 (a)	402,000	381,798
4.13%, 4/15/2029 (a)	140,000	131,253
Goat Holdco LLC 6.75%, 2/1/2032 (a)	517,000	516,775
Moog, Inc. 4.25%, 12/15/2027 (a)	345,000	332,150
Spirit AeroSystems, Inc.
4.60%, 6/15/2028	287,000	277,359
9.38%, 11/30/2029 (a)	577,000	619,745
9.75%, 11/15/2030 (a)	1,227,000	1,358,430
TransDigm, Inc.
5.50%, 11/15/2027	1,126,000	1,115,011
6.75%, 8/15/2028 (a)	1,837,000	1,868,469
4.63%, 1/15/2029	1,673,000	1,590,221
6.38%, 3/1/2029 (a)	1,364,000	1,381,975
4.88%, 5/1/2029	1,091,000	1,042,353
6.88%, 12/15/2030 (a)	2,687,000	2,757,112
7.13%, 12/1/2031 (a)	417,000	429,987
6.63%, 3/1/2032 (a)	117,000	119,221
6.00%, 1/15/2033 (a)	297,000	294,044
Triumph Group, Inc. 9.00%, 3/15/2028 (a)	709,000	748,235
		18,821,811
Air Freight & Logistics — 0.1%
Cargo Aircraft Management, Inc. 4.75%, 2/1/2028 (a)	378,000	377,295
Rand Parent LLC 8.50%, 2/15/2030 (a)	589,000	605,119
		982,414
Automobile Components — 2.1%
Adient Global Holdings Ltd.
7.00%, 4/15/2028 (a)	261,000	266,284
8.25%, 4/15/2031 (a)	995,000	1,023,653
Allison Transmission, Inc.
4.75%, 10/1/2027 (a)	143,000	140,299
5.88%, 6/1/2029 (a)	1,014,000	1,012,724
3.75%, 1/30/2031 (a)	90,000	80,907
American Axle & Manufacturing, Inc.
6.50%, 4/1/2027	652,000	649,646
5.00%, 10/1/2029	356,000	325,935
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Automobile Components — continued
Clarios Global LP
6.25%, 5/15/2026 (a)	53,000	52,997
8.50%, 5/15/2027 (a)	462,000	463,767
6.75%, 5/15/2028 (a)	1,736,000	1,772,279
6.75%, 2/15/2030 (a)	91,000	93,105
Cooper-Standard Automotive, Inc.
13.50% (Cash), 3/31/2027 (a) (b)	289,000	304,144
5.63% (Cash), 5/15/2027 (a) (b)	442,000	381,194
Dana, Inc.
5.38%, 11/15/2027	155,000	154,715
5.63%, 6/15/2028	596,000	593,775
4.25%, 9/1/2030	293,000	276,881
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a)	445,000	354,396
Garrett Motion Holdings, Inc. 7.75%, 5/31/2032 (a)	92,000	93,774
Goodyear Tire & Rubber Co. (The)
5.00%, 5/31/2026	1,192,000	1,186,812
5.00%, 7/15/2029	831,000	789,934
5.25%, 7/15/2031	377,000	349,973
5.63%, 4/30/2033	330,000	303,894
Icahn Enterprises LP
6.25%, 5/15/2026	15,000	14,966
5.25%, 5/15/2027	1,015,000	986,689
9.75%, 1/15/2029	851,000	867,539
4.38%, 2/1/2029	10,000	8,600
10.00%, 11/15/2029 (a)	157,000	159,563
9.00%, 6/15/2030	1,178,000	1,157,464
IHO Verwaltungs GmbH (Germany)
6.37% (Cash), 5/15/2029 (a) (b)	204,000	201,585
7.75% (Cash), 11/15/2030 (a) (b)	575,000	579,085
8.00% (Cash), 11/15/2032 (a) (b)	225,000	227,311
JB Poindexter & Co., Inc. 8.75%, 12/15/2031 (a)	393,000	411,023
Patrick Industries, Inc. 4.75%, 5/1/2029 (a)	605,000	577,032
Phinia, Inc. 6.75%, 4/15/2029 (a)	674,000	690,468
Real Hero Merger Sub 2, Inc. 6.25%, 2/1/2029 (a)	426,000	363,580
Tenneco, Inc. 8.00%, 11/17/2028 (a)	1,308,000	1,299,401
ZF North America Capital, Inc. (Germany)
6.88%, 4/14/2028 (a)	873,000	881,803
6.75%, 4/23/2030 (a)	956,000	940,127
		20,037,324
SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Automobiles — 1.0%
Aston Martin Capital Holdings Ltd. (Jersey) 10.00%, 3/31/2029 (a)	888,000	861,091
Jaguar Land Rover Automotive plc (United Kingdom) 5.88%, 1/15/2028 (a)	1,057,000	1,053,472
Mclaren Finance plc (United Kingdom) 7.50%, 8/1/2026 (a)	422,000	422,000
Nissan Motor Acceptance Co. LLC
2.00%, 3/9/2026 (a)	523,000	505,727
2.75%, 3/9/2028 (a)	699,000	649,298
2.45%, 9/15/2028 (a)	1,258,000	1,141,239
Nissan Motor Co. Ltd. (Japan)
4.35%, 9/17/2027 (a)	1,236,000	1,214,935
4.81%, 9/17/2030 (a)	2,369,000	2,279,572
PM General Purchaser LLC 9.50%, 10/1/2028 (a)	455,000	443,120
Thor Industries, Inc. 4.00%, 10/15/2029 (a)	344,000	317,635
Winnebago Industries, Inc. 6.25%, 7/15/2028 (a)	120,000	119,819
		9,007,908
Banks — 0.5%
Intesa Sanpaolo SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.60%), 4.20%, 6/1/2032 (a) (c)	768,000	696,117
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.75%), 4.95%, 6/1/2042 (a) (c)	256,000	211,972
Popular, Inc. (Puerto Rico) 7.25%, 3/13/2028	278,000	288,622
Standard Chartered plc (United Kingdom) (3-MONTH SOFR + 1.46%), 7.01%, 7/30/2037 (a) (c) (d) (e)	500,000	527,210
Texas Capital Bancshares, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.15%), 4.00%, 5/6/2031 (c)	236,000	227,607
UniCredit SpA (Italy)
(USD ICE Swap Rate 5 Year + 3.70%), 5.86%, 6/19/2032 (a) (c)	625,000	628,278
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 5.46%, 6/30/2035 (a) (c)	2,036,000	1,998,431
Valley National Bancorp (3-MONTH CME TERM SOFR + 2.36%), 3.00%, 6/15/2031 (c)	232,000	213,658
		4,791,895
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Beverages — 0.1%
Primo Water Holdings, Inc.
6.25%, 4/1/2029 (a)	478,000	476,175
4.38%, 4/30/2029 (a)	6,000	5,741
		481,916
Biotechnology — 0.1%
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	308,000	247,302
Grifols SA (Spain) 4.75%, 10/15/2028 (a)	539,000	509,504
		756,806
Broadline Retail — 1.5%
ANGI Group LLC 3.88%, 8/15/2028 (a)	407,000	373,281
Getty Images, Inc. 9.75%, 3/1/2027 (a)	204,000	204,488
Go Daddy Operating Co. LLC
5.25%, 12/1/2027 (a)	282,000	279,712
3.50%, 3/1/2029 (a)	671,000	621,888
GrubHub Holdings, Inc. 5.50%, 7/1/2027 (a)	347,000	322,849
Kohl's Corp.
4.62%, 5/1/2031 (f)	69,000	53,803
5.55%, 7/17/2045	616,000	376,825
Liberty Interactive LLC
8.50%, 7/15/2029	230,000	113,410
8.25%, 2/1/2030	331,000	157,117
Macy's Retail Holdings LLC
5.88%, 4/1/2029 (a)	316,000	308,961
5.88%, 3/15/2030 (a)	494,000	479,016
6.13%, 3/15/2032 (a)	122,000	116,377
4.50%, 12/15/2034	54,000	44,935
4.30%, 2/15/2043	427,000	289,927
Match Group Holdings II LLC
5.00%, 12/15/2027 (a)	423,000	416,154
4.63%, 6/1/2028 (a)	849,000	822,202
4.13%, 8/1/2030 (a)	283,000	255,989
Millennium Escrow Corp. 6.63%, 8/1/2026 (a)	561,000	418,048
Nordstrom, Inc.
4.38%, 4/1/2030	972,000	891,939
4.25%, 8/1/2031	153,000	136,157
5.00%, 1/15/2044	643,000	490,203
QVC, Inc.
6.88%, 4/15/2029 (a)	102,000	83,008
5.45%, 8/15/2034	972,000	566,676
5.95%, 3/15/2043	25,000	13,622
Rakuten Group, Inc. (Japan)
11.25%, 2/15/2027 (a)	1,115,000	1,222,218
9.75%, 4/15/2029 (a)	1,641,000	1,801,923
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	45

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Broadline Retail — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.25%), 8.13%, 12/15/2029 (a) (c) (d) (e)	1,185,000	1,196,854
Saks Global Enterprises LLC 11.00%, 12/15/2029 (a)	998,000	921,434
Shutterfly LLC 8.50%, 10/1/2026 (a)	259,000	103,600
Wayfair LLC 7.25%, 10/31/2029 (a)	565,000	573,823
		13,656,439
Building Products — 2.1%
ACProducts Holdings, Inc. 6.38%, 5/15/2029 (a)	390,000	247,650
Advanced Drainage Systems, Inc. 5.00%, 9/30/2027 (a)	588,000	580,503
AmeriTex HoldCo Intermediate LLC 10.25%, 10/15/2028 (a)	346,000	367,966
Builders FirstSource, Inc.
5.00%, 3/1/2030 (a)	466,000	448,603
4.25%, 2/1/2032 (a)	748,000	676,834
6.38%, 6/15/2032 (a)	1,210,000	1,231,557
Camelot Return Merger Sub, Inc. 8.75%, 8/1/2028 (a)	575,000	545,102
Cornerstone Building Brands, Inc.
6.13%, 1/15/2029 (a)	251,000	194,032
9.50%, 8/15/2029 (a)	248,000	236,231
CP Atlas Buyer, Inc. 7.00%, 12/1/2028 (a)	415,000	363,539
EMRLD Borrower LP
6.63%, 12/15/2030 (a)	2,193,000	2,218,597
6.75%, 7/15/2031 (a)	77,000	78,659
Griffon Corp. 5.75%, 3/1/2028	721,000	714,426
JELD-WEN, Inc.
4.88%, 12/15/2027 (a)	25,000	23,569
7.00%, 9/1/2032 (a)	559,000	503,100
Masterbrand, Inc. 7.00%, 7/15/2032 (a)	462,000	470,255
Miter Brands Acquisition Holdco, Inc. 6.75%, 4/1/2032 (a)	288,000	293,498
MIWD Holdco II LLC 5.50%, 2/1/2030 (a)	562,000	538,652
New Enterprise Stone & Lime Co., Inc. 5.25%, 7/15/2028 (a)	400,000	391,878
Oscar AcquisitionCo LLC 9.50%, 4/15/2030 (a)	463,000	452,366
Quikrete Holdings, Inc.
6.38%, 3/1/2032 (a)	2,736,000	2,775,699
6.75%, 3/1/2033 (a)	499,000	506,600
Smyrna Ready Mix Concrete LLC 8.88%, 11/15/2031 (a)	1,599,000	1,717,201
Standard Building Solutions, Inc. 6.50%, 8/15/2032 (a)	234,000	236,988
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Building Products — continued
Standard Industries, Inc.
5.00%, 2/15/2027 (a)	615,000	609,210
4.75%, 1/15/2028 (a)	857,000	837,834
4.38%, 7/15/2030 (a)	1,884,000	1,760,166
3.38%, 1/15/2031 (a)	249,000	218,586
Wilsonart LLC 11.00%, 8/15/2032 (a)	452,000	434,619
		19,673,920
Capital Markets — 1.1%
Acadian Asset Management, Inc. 4.80%, 7/27/2026	133,000	131,086
AG TTMT Escrow Issuer LLC 8.63%, 9/30/2027 (a)	949,000	981,437
Aretec Group, Inc. 7.50%, 4/1/2029 (a)	794,000	794,927
Clue Opco LLC 9.50%, 10/15/2031 (a)	478,000	492,821
Coinbase Global, Inc.
3.38%, 10/1/2028 (a)	602,000	551,956
3.63%, 10/1/2031 (a)	630,000	546,187
Compass Group Diversified Holdings LLC
5.25%, 4/15/2029 (a)	830,000	804,057
5.00%, 1/15/2032 (a)	36,000	33,419
Dresdner Funding Trust I 8.15%, 6/30/2031 (a)	736,000	810,664
Focus Financial Partners LLC 6.75%, 9/15/2031 (a)	702,000	707,828
Hightower Holding LLC 9.13%, 1/31/2030 (a)	620,000	651,672
Jane Street Group
4.50%, 11/15/2029 (a)	673,000	636,796
7.13%, 4/30/2031 (a)	1,336,000	1,386,097
6.13%, 11/1/2032 (a)	263,000	264,040
Prospect Capital Corp. 3.36%, 11/15/2026	556,000	524,823
StoneX Group, Inc. 7.88%, 3/1/2031 (a)	435,000	458,939
VFH Parent LLC 7.50%, 6/15/2031 (a)	351,000	362,773
		10,139,522
Chemicals — 3.4%
Ashland, Inc. 3.38%, 9/1/2031 (a)	504,000	438,716
ASP Unifrax Holdings, Inc. 7.10% (Blend (Cash 5.85% + PIK 1.25%)), 9/30/2029 (a) (b)	372,000	216,845
Avient Corp.
7.13%, 8/1/2030 (a)	888,000	915,031
6.25%, 11/1/2031 (a)	39,000	39,110
Axalta Coating Systems Dutch Holding B BV 7.25%, 2/15/2031 (a)	362,000	377,014
Axalta Coating Systems LLC
4.75%, 6/15/2027 (a)	536,000	529,716
SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Chemicals — continued
3.38%, 2/15/2029 (a)	314,000	289,903
Celanese US Holdings LLC
6.58%, 7/15/2029 (f)	398,000	413,731
6.80%, 11/15/2030 (f)	1,548,000	1,633,180
6.63%, 7/15/2032 (f)	1,565,000	1,632,576
6.95%, 11/15/2033 (f)	818,000	874,692
Cerdia Finanz GmbH (Germany) 9.38%, 10/3/2031 (a)	596,000	624,638
Chemours Co. (The)
5.38%, 5/15/2027	659,000	648,338
5.75%, 11/15/2028 (a)	1,046,000	992,334
8.00%, 1/15/2033 (a)	98,000	96,603
Consolidated Energy Finance SA (Switzerland) 12.00%, 2/15/2031 (a)	720,000	732,702
CVR Partners LP 6.13%, 6/15/2028 (a)	357,000	350,601
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	559,000	531,428
FXI Holdings, Inc. 12.25%, 11/15/2026 (a)	861,000	831,747
GPD Cos., Inc. 10.13%, 4/1/2026 (a)	313,000	290,604
HB Fuller Co. 4.25%, 10/15/2028	343,000	326,956
Herens Holdco SARL (Luxembourg) 4.75%, 5/15/2028 (a)	273,000	249,451
Illuminate Buyer LLC 9.00%, 7/1/2028 (a)	370,000	374,398
INEOS Finance plc (Luxembourg)
6.75%, 5/15/2028 (a)	350,000	353,611
7.50%, 4/15/2029 (a)	360,000	369,531
INEOS Quattro Finance 2 plc (United Kingdom) 9.63%, 3/15/2029 (a)	416,000	439,983
Ingevity Corp. 3.88%, 11/1/2028 (a)	390,000	366,314
Innophos Holdings, Inc. 11.50%, 6/15/2029 (a)	163,000	172,780
LSB Industries, Inc. 6.25%, 10/15/2028 (a)	407,000	399,441
LSF11 A5 HoldCo LLC 6.63%, 10/15/2029 (a)	234,000	241,041
Mativ Holdings, Inc. 8.00%, 10/1/2029 (a)	333,000	308,414
Methanex Corp. (Canada)
5.13%, 10/15/2027	74,000	72,849
5.25%, 12/15/2029	80,000	78,094
5.65%, 12/1/2044	65,000	56,503
Methanex US Operations, Inc. 6.25%, 3/15/2032 (a)	1,342,000	1,344,832
Minerals Technologies, Inc. 5.00%, 7/1/2028 (a)	75,000	72,589
NOVA Chemicals Corp. (Canada)
8.50%, 11/15/2028 (a)	918,000	973,715
4.25%, 5/15/2029 (a)	134,000	127,198
7.00%, 12/1/2031 (a)	984,000	1,018,476
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Chemicals — continued
Nufarm Australia Ltd. (Australia) 5.00%, 1/27/2030 (a)	237,000	221,337
OCI NV (Netherlands) 6.70%, 3/16/2033 (a)	342,000	360,952
Olin Corp. 5.13%, 9/15/2027	1,156,000	1,154,456
Olympus Water US Holding Corp.
4.25%, 10/1/2028 (a)	962,000	906,185
9.75%, 11/15/2028 (a)	1,243,000	1,308,241
7.25%, 6/15/2031 (a)	566,000	575,792
Rain Carbon, Inc. 12.25%, 9/1/2029 (a)	312,000	330,915
SCIH Salt Holdings, Inc.
4.88%, 5/1/2028 (a)	628,000	605,242
6.63%, 5/1/2029 (a)	646,000	640,001
SCIL IV LLC 5.38%, 11/1/2026 (a)	604,000	598,547
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026	142,000	141,322
4.50%, 10/15/2029	59,000	55,535
4.38%, 2/1/2032	885,000	791,858
SK Invictus Intermediate II SARL 5.00%, 10/30/2029 (a)	461,000	433,076
SNF Group SACA (France)
3.13%, 3/15/2027 (a)	200,000	190,810
3.38%, 3/15/2030 (a)	321,000	282,878
Trinseo Luxco Finance SPV Sarl 7.63% (Blend (Cash 5.13% + PIK 2.50%)), 5/3/2029 (a) (b)	463,050	344,522
Tronox, Inc. 4.63%, 3/15/2029 (a)	763,000	682,799
Vibrantz Technologies, Inc. 9.00%, 2/15/2030 (a)	598,000	539,432
WR Grace Holdings LLC
4.88%, 6/15/2027 (a)	243,000	236,874
5.63%, 8/15/2029 (a)	477,000	436,924
7.38%, 3/1/2031 (a)	821,000	836,709
		31,480,092
Commercial Services & Supplies — 3.0%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	399,000	367,662
ADT Security Corp. (The)
4.13%, 8/1/2029 (a)	229,000	216,228
4.88%, 7/15/2032 (a)	968,000	913,026
Allied Universal Holdco LLC
9.75%, 7/15/2027 (a)	928,000	934,061
4.63%, 6/1/2028 (a)	1,593,000	1,515,097
6.00%, 6/1/2029 (a)	636,000	602,415
7.88%, 2/15/2031 (a)	1,346,000	1,388,050
APi Group DE, Inc.
4.13%, 7/15/2029 (a)	225,000	209,355
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	47

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Commercial Services & Supplies — continued
4.75%, 10/15/2029 (a)	180,000	170,801
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	901,000	885,588
Brink's Co. (The)
4.63%, 10/15/2027 (a)	270,000	265,080
6.50%, 6/15/2029 (a)	688,000	704,667
Cimpress plc (Ireland) 7.38%, 9/15/2032 (a)	410,000	395,450
Clean Harbors, Inc.
4.88%, 7/15/2027 (a)	5,000	4,949
6.38%, 2/1/2031 (a)	892,000	904,445
CoreCivic, Inc. 8.25%, 4/15/2029	378,000	400,715
Deluxe Corp. 8.00%, 6/1/2029 (a)	543,000	516,410
Enviri Corp. 5.75%, 7/31/2027 (a)	332,000	321,890
Garda World Security Corp. (Canada)
4.63%, 2/15/2027 (a)	120,000	117,221
7.75%, 2/15/2028 (a)	460,000	474,275
6.00%, 6/1/2029 (a)	615,000	593,627
8.25%, 8/1/2032 (a)	863,000	885,732
8.38%, 11/15/2032 (a)	6,000	6,167
GEO Group, Inc. (The)
8.63%, 4/15/2029	36,000	38,110
10.25%, 4/15/2031	853,000	934,598
GFL Environmental, Inc.
5.13%, 12/15/2026 (a)	45,000	44,973
3.50%, 9/1/2028 (a)	401,000	377,241
4.75%, 6/15/2029 (a)	658,000	632,514
6.75%, 1/15/2031 (a)	1,419,000	1,471,560
Madison IAQ LLC
4.13%, 6/30/2028 (a)	321,000	306,723
5.88%, 6/30/2029 (a)	853,000	822,533
Matthews International Corp. 8.63%, 10/1/2027 (a)	251,000	263,148
OT Midco Ltd. (United Kingdom) 10.00%, 2/15/2030 (a)	432,000	400,914
Pitney Bowes, Inc. 6.88%, 3/15/2027 (a)	526,000	527,673
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (a)	1,584,000	1,591,084
6.25%, 1/15/2028 (a)	1,006,000	1,007,707
Raven Acquisition Holdings LLC 6.88%, 11/15/2031 (a)	879,000	869,095
Reworld Holding Corp. 5.00%, 9/1/2030	779,000	727,160
RR Donnelley & Sons Co.
9.50%, 8/1/2029 (a)	984,000	1,008,985
10.88%, 8/1/2029 (a)	74,000	75,987
Steelcase, Inc. 5.13%, 1/18/2029	359,000	347,946
Veritiv Operating Co. 10.50%, 11/30/2030 (a)	692,000	752,544
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Commercial Services & Supplies — continued
VM Consolidated, Inc. 5.50%, 4/15/2029 (a)	241,000	235,578
WASH Multifamily Acquisition, Inc. 5.75%, 4/15/2026 (a)	583,000	581,444
Waste Pro USA, Inc. 7.00%, 2/1/2033 (a)	556,000	562,948
Williams Scotsman, Inc.
4.63%, 8/15/2028 (a)	35,000	34,011
6.63%, 6/15/2029 (a)	181,000	184,376
7.38%, 10/1/2031 (a)	812,000	845,891
Wrangler Holdco Corp. (Canada) 6.63%, 4/1/2032 (a)	637,000	652,241
		28,089,895
Communications Equipment — 0.4%
Ciena Corp. 4.00%, 1/31/2030 (a)	280,000	260,102
CommScope LLC
8.25%, 3/1/2027 (a)	623,000	613,563
4.75%, 9/1/2029 (a)	1,621,000	1,458,135
CommScope Technologies LLC 5.00%, 3/15/2027 (a)	374,000	352,365
Viasat, Inc.
5.63%, 4/15/2027 (a)	828,000	799,894
6.50%, 7/15/2028 (a)	129,000	111,595
7.50%, 5/30/2031 (a)	99,000	74,185
Viavi Solutions, Inc. 3.75%, 10/1/2029 (a)	252,000	230,978
		3,900,817
Construction & Engineering — 0.7%
AECOM 5.13%, 3/15/2027	697,000	695,932
Arcosa, Inc.
4.38%, 4/15/2029 (a)	437,000	413,456
6.88%, 8/15/2032 (a)	271,000	277,425
Artera Services LLC 8.50%, 2/15/2031 (a)	410,000	410,380
ATP Tower Holdings LLC (Chile) 4.05%, 4/27/2026 (a)	277,000	271,391
Brand Industrial Services, Inc. 10.38%, 8/1/2030 (a)	964,000	981,802
Brundage-Bone Concrete Pumping Holdings, Inc. 7.50%, 2/1/2032 (a)	569,000	578,007
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	332,000	314,756
Fluor Corp. 4.25%, 9/15/2028	377,000	360,809
Global Infrastructure Solutions, Inc.
5.63%, 6/1/2029 (a)	472,000	459,921
7.50%, 4/15/2032 (a)	55,000	55,031
Great Lakes Dredge & Dock Corp. 5.25%, 6/1/2029 (a)	277,000	254,037
HTA Group Ltd. (Tanzania, United Republic of) 7.50%, 6/4/2029 (a)	213,000	216,061
SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Construction & Engineering — continued
Pike Corp.
5.50%, 9/1/2028 (a)	629,000	615,413
8.63%, 1/31/2031 (a)	137,000	147,225
Railworks Holdings LP 8.25%, 11/15/2028 (a)	221,000	223,491
Tutor Perini Corp. 11.88%, 4/30/2029 (a)	455,000	502,278
Weekley Homes LLC 4.88%, 9/15/2028 (a)	205,000	195,752
		6,973,167
Construction Materials — 0.0% ^
Knife River Corp. 7.75%, 5/1/2031 (a)	248,000	259,961
Consumer Finance — 2.2%
Ally Financial, Inc.
6.70%, 2/14/2033	315,000	325,493
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.45%), 6.65%, 1/17/2040 (c)	394,000	391,471
Azorra Finance Ltd. 7.75%, 4/15/2030 (a)	382,000	387,184
Bread Financial Holdings, Inc. 9.75%, 3/15/2029 (a)	608,000	653,883
Cobra AcquisitionCo LLC 6.38%, 11/1/2029 (a)	128,000	112,897
Credit Acceptance Corp. 9.25%, 12/15/2028 (a)	690,000	736,429
Encore Capital Group, Inc.
9.25%, 4/1/2029 (a)	553,000	588,636
8.50%, 5/15/2030 (a)	210,000	220,990
Enova International, Inc. 11.25%, 12/15/2028 (a)	654,000	710,492
FirstCash, Inc.
4.63%, 9/1/2028 (a)	525,000	507,383
5.63%, 1/1/2030 (a)	454,000	445,467
6.88%, 3/1/2032 (a)	100,000	102,195
GGAM Finance Ltd. (Ireland)
7.75%, 5/15/2026 (a)	137,000	138,949
8.00%, 2/15/2027 (a)	1,581,000	1,635,322
8.00%, 6/15/2028 (a)	25,000	26,413
Global Aircraft Leasing Co. Ltd. (Cayman Islands) 8.75%, 9/1/2027 (a)	740,000	759,906
goeasy Ltd. (Canada)
9.25%, 12/1/2028 (a)	171,000	182,259
7.63%, 7/1/2029 (a)	1,094,000	1,135,090
LFS Topco LLC 5.88%, 10/15/2026 (a)	135,000	133,978
Navient Corp.
6.75%, 6/15/2026	33,000	33,405
4.88%, 3/15/2028	1,198,000	1,160,725
5.50%, 3/15/2029	561,000	539,960
9.38%, 7/25/2030	156,000	170,180
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Consumer Finance — continued
11.50%, 3/15/2031	72,000	81,726
5.63%, 8/1/2033	997,000	890,208
OneMain Finance Corp.
7.13%, 3/15/2026	284,000	289,630
3.50%, 1/15/2027	1,054,000	1,016,919
6.63%, 1/15/2028	222,000	226,002
3.88%, 9/15/2028	827,000	775,320
9.00%, 1/15/2029	1,398,000	1,476,306
5.38%, 11/15/2029	1,347,000	1,316,175
7.88%, 3/15/2030	351,000	369,105
4.00%, 9/15/2030	839,000	754,893
PRA Group, Inc.
5.00%, 10/1/2029 (a)	318,000	296,691
8.88%, 1/31/2030 (a)	576,000	606,352
PROG Holdings, Inc. 6.00%, 11/15/2029 (a)	475,000	453,240
SLM Corp. 3.13%, 11/2/2026	345,000	332,285
Synchrony Financial 7.25%, 2/2/2033	524,000	556,198
		20,539,757
Consumer Staples Distribution & Retail — 1.4%
Albertsons Cos., Inc.
3.25%, 3/15/2026 (a)	808,000	792,731
7.50%, 3/15/2026 (a)	45,000	45,065
5.88%, 2/15/2028 (a)	2,029,000	2,028,677
4.88%, 2/15/2030 (a)	1,712,000	1,652,628
C&S Group Enterprises LLC 5.00%, 12/15/2028 (a)	212,000	177,874
Ingles Markets, Inc. 4.00%, 6/15/2031 (a)	217,000	196,328
KeHE Distributors LLC 9.00%, 2/15/2029 (a)	703,000	731,089
Performance Food Group, Inc.
5.50%, 10/15/2027 (a)	57,000	56,745
4.25%, 8/1/2029 (a)	2,114,000	1,992,445
6.13%, 9/15/2032 (a)	12,000	12,061
Rite Aid Corp.
8.00%, 10/18/2024 ‡	78,094	—
8.00%, 11/15/2026 ‡ (g)	279,000	—
(3-MONTH CME TERM SOFR + 7.00%), 11.47% (PIK), 8/30/2031 ‡ (a) (b) (c)	28,293	11,044
Series A, 15.00% (PIK), 8/30/2031 ‡ (b)	80,983	16,318
Series B, 15.00% (PIK), 8/30/2031 ‡ (b)	38,307	—
Safeway, Inc. 7.25%, 2/1/2031	159,000	165,888
United Natural Foods, Inc. 6.75%, 10/15/2028 (a)	350,000	347,414
US Foods, Inc.
6.88%, 9/15/2028 (a)	470,000	487,133
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	49

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Staples Distribution & Retail — continued
4.75%, 2/15/2029 (a)	1,486,000	1,437,487
4.63%, 6/1/2030 (a)	9,000	8,587
5.75%, 4/15/2033 (a)	42,000	41,301
Walgreens Boots Alliance, Inc.
3.45%, 6/1/2026	478,000	467,250
8.13%, 8/15/2029	256,000	258,008
3.20%, 4/15/2030	1,060,000	898,415
4.50%, 11/18/2034	919,000	759,526
4.65%, 6/1/2046	214,000	148,969
4.10%, 4/15/2050	354,000	250,837
		12,983,820
Containers & Packaging — 2.4%
ARD Finance SA (Luxembourg) 6.50% (Cash), 6/30/2027 (a) (b)	504,653	32,802
Ardagh Metal Packaging Finance USA LLC 4.00%, 9/1/2029 (a)	1,584,000	1,383,079
Ardagh Packaging Finance plc
4.13%, 8/15/2026 (a)	297,000	268,785
5.25%, 8/15/2027 (a)	2,158,000	1,102,091
Ball Corp.
4.88%, 3/15/2026	119,000	118,671
6.88%, 3/15/2028	1,676,000	1,718,790
6.00%, 6/15/2029	487,000	495,169
2.88%, 8/15/2030	391,000	343,011
Berry Global, Inc. 5.63%, 7/15/2027 (a)	340,000	339,930
Clydesdale Acquisition Holdings, Inc.
6.63%, 4/15/2029 (a)	1,288,000	1,300,956
6.88%, 1/15/2030 (a)	77,000	78,441
8.75%, 4/15/2030 (a)	69,000	70,049
Crown Americas LLC
4.75%, 2/1/2026	738,000	732,382
5.25%, 4/1/2030	555,000	546,088
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	357,000	354,672
Graphic Packaging International LLC
3.50%, 3/15/2028 (a)	365,000	346,420
3.75%, 2/1/2030 (a)	86,000	79,145
6.38%, 7/15/2032 (a)	883,000	895,798
Intelligent Packaging Ltd. Finco, Inc. (Canada) 6.00%, 9/15/2028 (a)	538,000	535,897
LABL, Inc.
10.50%, 7/15/2027 (a)	162,000	156,872
9.50%, 11/1/2028 (a)	146,000	140,210
8.25%, 11/1/2029 (a)	347,000	295,384
8.63%, 10/1/2031 (a)	1,362,000	1,230,905
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Containers & Packaging — continued
Mauser Packaging Solutions Holding Co.
7.88%, 4/15/2027 (a)	1,978,000	2,007,995
9.25%, 4/15/2027 (a)	798,000	809,886
Owens-Brockway Glass Container, Inc.
6.63%, 5/13/2027 (a)	923,000	922,100
7.25%, 5/15/2031 (a)	129,000	126,827
7.38%, 6/1/2032 (a)	320,000	309,480
Pactiv Evergreen Group Issuer LLC 4.38%, 10/15/2028 (a)	987,000	991,943
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (a)	60,000	60,133
Sealed Air Corp.
6.13%, 2/1/2028 (a)	396,000	399,612
6.50%, 7/15/2032 (a)	511,000	523,713
6.88%, 7/15/2033 (a)	1,041,000	1,103,995
Silgan Holdings, Inc. 4.13%, 2/1/2028	371,000	357,814
Trident TPI Holdings, Inc. 12.75%, 12/31/2028 (a)	434,000	475,286
TriMas Corp. 4.13%, 4/15/2029 (a)	271,000	253,689
Trivium Packaging Finance BV (Netherlands) 5.50%, 8/15/2026 (a) (f)	1,230,000	1,221,140
		22,129,160
Distributors — 0.5%
American Builders & Contractors Supply Co., Inc.
4.00%, 1/15/2028 (a)	643,000	613,780
3.88%, 11/15/2029 (a)	121,000	111,339
BCPE Empire Holdings, Inc. 7.63%, 5/1/2027 (a)	448,000	446,655
Dealer Tire LLC 8.00%, 2/1/2028 (a)	350,000	345,453
Gates Corp. 6.88%, 7/1/2029 (a)	339,000	347,857
Resideo Funding, Inc. 6.50%, 7/15/2032 (a)	615,000	620,297
Ritchie Bros Holdings, Inc. (Canada)
6.75%, 3/15/2028 (a)	431,000	442,024
7.75%, 3/15/2031 (a)	514,000	540,907
Velocity Vehicle Group LLC 8.00%, 6/1/2029 (a)	342,000	357,082
Windsor Holdings III LLC 8.50%, 6/15/2030 (a)	559,000	591,181
		4,416,575
Diversified Consumer Services — 0.7%
Adtalem Global Education, Inc. 5.50%, 3/1/2028 (a)	277,000	274,867
Belron UK Finance plc (United Kingdom) 5.75%, 10/15/2029 (a)	749,000	747,966
Carriage Services, Inc. 4.25%, 5/15/2029 (a)	285,000	263,508
SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Diversified Consumer Services — continued
Champions Financing, Inc. 8.75%, 2/15/2029 (a)	420,000	388,315
Graham Holdings Co. 5.75%, 6/1/2026 (a)	276,000	275,395
Mavis Tire Express Services Topco Corp. 6.50%, 5/15/2029 (a)	560,000	545,931
Service Corp. International
4.63%, 12/15/2027	577,000	566,007
3.38%, 8/15/2030	1,650,000	1,485,462
4.00%, 5/15/2031	50,000	45,465
5.75%, 10/15/2032	364,000	361,118
Signal Parent, Inc. 6.13%, 4/1/2029 (a)	162,000	103,660
Sotheby's 7.38%, 10/15/2027 (a)	731,000	724,498
StoneMor, Inc. 8.50%, 5/15/2029 (a)	279,000	255,321
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	874,000	904,162
WW International, Inc. 4.50%, 4/15/2029 (a)	369,000	85,418
		7,027,093
Diversified REITs — 0.5%
Global Net Lease, Inc. 3.75%, 12/15/2027 (a)	382,000	361,212
Iron Mountain Information Management Services, Inc. 5.00%, 7/15/2032 (a)	248,000	232,550
Necessity Retail REIT, Inc. 4.50%, 9/30/2028 (a)	364,000	346,393
Uniti Group LP
10.50%, 2/15/2028 (a)	2,883,000	3,078,278
4.75%, 4/15/2028 (a)	131,000	125,731
6.50%, 2/15/2029 (a)	236,000	219,289
6.00%, 1/15/2030 (a)	148,000	133,100
Vornado Realty LP
2.15%, 6/1/2026	193,000	185,071
3.40%, 6/1/2031	336,000	287,609
		4,969,233
Diversified Telecommunication Services — 5.5%
Altice Financing SA (Luxembourg)
9.63%, 7/15/2027 (a)	211,000	192,682
5.00%, 1/15/2028 (a)	2,112,000	1,710,581
5.75%, 8/15/2029 (a)	200,000	156,886
Altice France SA (France)
8.13%, 2/1/2027 (a)	941,000	844,029
5.50%, 1/15/2028 (a)	1,716,000	1,381,192
5.13%, 1/15/2029 (a)	305,000	236,648
5.13%, 7/15/2029 (a)	1,000,000	775,803
5.50%, 10/15/2029 (a)	1,515,000	1,183,411
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Diversified Telecommunication Services — continued
Bell Telephone Co. of Canada or Bell Canada (Canada)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.88%, 9/15/2055 (c)	597,000	598,992
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.36%), 7.00%, 9/15/2055 (c)	464,000	465,791
British Telecommunications plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.99%), 4.25%, 11/23/2081 (a) (c)	330,000	321,201
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.49%), 4.88%, 11/23/2081 (a) (c)	416,000	383,585
CCO Holdings LLC
5.13%, 5/1/2027 (a)	966,000	952,690
5.00%, 2/1/2028 (a)	92,000	89,736
5.38%, 6/1/2029 (a)	2,617,000	2,544,895
6.38%, 9/1/2029 (a)	1,092,000	1,096,244
4.75%, 3/1/2030 (a)	3,115,000	2,902,453
4.50%, 8/15/2030 (a)	1,952,000	1,786,195
4.25%, 2/1/2031 (a)	1,765,000	1,583,472
7.38%, 3/1/2031 (a)	2,324,000	2,391,656
4.75%, 2/1/2032 (a)	2,036,000	1,829,316
4.50%, 5/1/2032	936,000	824,733
4.50%, 6/1/2033 (a)	1,262,000	1,090,976
4.25%, 1/15/2034 (a)	142,000	119,034
Consolidated Communications, Inc.
5.00%, 10/1/2028 (a)	195,000	186,111
6.50%, 10/1/2028 (a)	606,000	590,041
Embarq LLC 8.00%, 6/1/2036	935,000	456,215
Fibercop SpA (Italy)
6.00%, 9/30/2034 (a)	387,000	364,624
7.72%, 6/4/2038 (a)	895,000	923,117
Frontier Communications Holdings LLC
5.88%, 10/15/2027 (a)	371,000	370,853
6.75%, 5/1/2029 (a)	1,725,000	1,747,225
6.00%, 1/15/2030 (a)	1,106,000	1,110,094
8.75%, 5/15/2030 (a)	579,000	612,110
8.63%, 3/15/2031 (a)	1,382,000	1,476,389
Iliad Holding SASU (France)
7.00%, 10/15/2028 (a)	1,694,000	1,723,835
8.50%, 4/15/2031 (a)	200,000	213,032
Intelsat Jackson Holdings SA (Luxembourg) 6.50%, 3/15/2030 (a)	2,051,000	1,910,650
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	51

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
Level 3 Financing, Inc.
10.50%, 4/15/2029 (a)	317,000	355,040
11.00%, 11/15/2029 (a)	262,000	297,300
10.50%, 5/15/2030 (a)	493,000	536,754
3.88%, 10/15/2030 (a)	490,000	383,538
10.75%, 12/15/2030 (a)	1,674,000	1,874,957
4.00%, 4/15/2031 (a)	1,249,000	971,097
10.00%, 10/15/2032 (a)	366,520	367,067
Lumen Technologies, Inc.
4.13%, 4/15/2030 (a)	364,000	326,151
Series P, 7.60%, 9/15/2039	744,000	597,358
Series U, 7.65%, 3/15/2042	289,000	237,259
Telecom Italia Capital SA (Italy)
6.00%, 9/30/2034	199,000	190,888
7.72%, 6/4/2038	1,162,000	1,202,811
Telesat Canada (Canada)
5.63%, 12/6/2026 (a)	777,000	477,022
4.88%, 6/1/2027 (a)	52,000	30,428
Virgin Media Secured Finance plc (United Kingdom)
5.50%, 5/15/2029 (a)	2,505,000	2,397,508
4.50%, 8/15/2030 (a)	434,000	386,039
Windstream Escrow LLC 7.75%, 8/15/2028 ‡	1,353	17
Windstream Services LLC 8.25%, 10/1/2031 (a)	1,537,000	1,588,912
Zayo Group Holdings, Inc. 4.00%, 3/1/2027 (a)	1,733,000	1,634,844
		51,001,487
Electric Utilities — 1.7%
Alpha Generation LLC 6.75%, 10/15/2032 (a)	699,000	708,938
California Buyer Ltd. (United Kingdom) 6.38%, 2/15/2032 (a)	338,000	335,157
Edison International
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.86%), 8.13%, 6/15/2053 (c)	573,000	564,534
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.66%), 7.88%, 6/15/2054 (c)	76,000	74,072
Emera, Inc. (Canada) Series 16-A, (3-MONTH SOFR + 5.44%), 6.75%, 6/15/2076 (c)	1,164,000	1,173,303
Leeward Renewable Energy Operations LLC 4.25%, 7/1/2029 (a)	170,000	154,628
Long Ridge Energy LLC 8.75%, 2/15/2032 (a)	126,000	126,485
NRG Energy, Inc.
5.75%, 1/15/2028	455,000	456,121
3.38%, 2/15/2029 (a)	6,000	5,517
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Electric Utilities — continued
5.25%, 6/15/2029 (a)	1,686,000	1,652,279
5.75%, 7/15/2029 (a)	1,471,000	1,452,418
3.63%, 2/15/2031 (a)	54,000	48,192
3.88%, 2/15/2032 (a)	503,000	448,234
6.25%, 11/1/2034 (a)	94,000	94,327
Pattern Energy Operations LP 4.50%, 8/15/2028 (a)	433,000	410,304
PG&E Corp.
5.25%, 7/1/2030	851,000	816,883
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.88%), 7.38%, 3/15/2055 (c)	1,526,000	1,508,168
Vistra Operations Co. LLC
5.50%, 9/1/2026 (a)	645,000	644,844
5.63%, 2/15/2027 (a)	179,000	179,029
4.38%, 5/1/2029 (a)	855,000	816,099
7.75%, 10/15/2031 (a)	1,702,000	1,797,057
6.88%, 4/15/2032 (a)	1,455,000	1,501,540
XPLR Infrastructure Operating Partners LP
4.50%, 9/15/2027 (a)	342,000	326,743
7.25%, 1/15/2029 (a)	916,000	909,879
		16,204,751
Electrical Equipment — 0.3%
Atkore, Inc. 4.25%, 6/1/2031 (a)	280,000	248,712
EnerSys 6.63%, 1/15/2032 (a)	383,000	394,229
Sensata Technologies BV
4.00%, 4/15/2029 (a)	775,000	720,596
5.88%, 9/1/2030 (a)	1,072,000	1,057,812
Vertiv Group Corp. 4.13%, 11/15/2028 (a)	589,000	566,245
		2,987,594
Electronic Equipment, Instruments & Components — 0.2%
Coherent Corp. 5.00%, 12/15/2029 (a)	686,000	661,907
Crane NXT Co. 4.20%, 3/15/2048	243,000	155,240
Insight Enterprises, Inc. 6.63%, 5/15/2032 (a)	347,000	353,176
Sensata Technologies, Inc.
4.38%, 2/15/2030 (a)	357,000	332,715
3.75%, 2/15/2031 (a)	15,000	13,280
TTM Technologies, Inc. 4.00%, 3/1/2029 (a)	350,000	327,879
Zebra Technologies Corp. 6.50%, 6/1/2032 (a)	393,000	399,500
		2,243,697
Energy Equipment & Services — 1.8%
Archrock Partners LP
6.25%, 4/1/2028 (a)	1,150,000	1,153,687
SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Energy Equipment & Services — continued
6.63%, 9/1/2032 (a)	112,000	113,376
Borr IHC Ltd. (Mexico) 10.38%, 11/15/2030 (a)	1,340,602	1,326,780
Bristow Group, Inc. 6.88%, 3/1/2028 (a)	272,000	272,841
Diamond Foreign Asset Co. 8.50%, 10/1/2030 (a)	359,000	372,298
Enerflex Ltd. (Canada) 9.00%, 10/15/2027 (a)	388,000	403,541
Global Marine, Inc. 7.00%, 6/1/2028	126,000	118,755
Helix Energy Solutions Group, Inc. 9.75%, 3/1/2029 (a)	187,000	200,128
Kodiak Gas Services LLC 7.25%, 2/15/2029 (a)	524,000	540,928
Nabors Industries Ltd. 7.50%, 1/15/2028 (a)	116,000	110,137
Nabors Industries, Inc.
7.38%, 5/15/2027 (a)	721,000	722,306
8.88%, 8/15/2031 (a)	749,000	674,249
Nine Energy Service, Inc. 13.00%, 2/1/2028	210,000	149,363
Noble Finance II LLC 8.00%, 4/15/2030 (a)	949,000	958,979
Oceaneering International, Inc. 6.00%, 2/1/2028	210,000	208,113
Precision Drilling Corp. (Canada) 6.88%, 1/15/2029 (a)	324,000	323,449
Seadrill Finance Ltd. (Norway) 8.38%, 8/1/2030 (a)	599,000	612,294
Solaris Midstream Holdings LLC 7.63%, 4/1/2026 (a)	255,000	254,899
Star Holding LLC 8.75%, 8/1/2031 (a)	249,000	240,402
TGS ASA (Norway) 8.50%, 1/15/2030 (a)	369,000	384,322
Transocean Poseidon Ltd. 6.88%, 2/1/2027 (a)	334,950	334,295
Transocean Titan Financing Ltd. 8.38%, 2/1/2028 (a)	139,333	142,343
Transocean, Inc.
8.00%, 2/1/2027 (a)	736,000	735,684
8.25%, 5/15/2029 (a)	648,000	639,089
8.75%, 2/15/2030 (a)	891,250	930,317
7.50%, 4/15/2031	674,000	593,402
6.80%, 3/15/2038	428,000	335,660
USA Compression Partners LP 6.88%, 9/1/2027	1,268,000	1,274,752
Valaris Ltd. 8.38%, 4/30/2030 (a)	758,000	767,863
Vallourec SACA (France) 7.50%, 4/15/2032 (a)	691,000	722,121
Viridien (France) 8.75%, 4/1/2027 (a)	286,000	291,894
Weatherford International Ltd. 8.63%, 4/30/2030 (a)	1,118,000	1,154,317
		17,062,584
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Entertainment — 0.6%
Allen Media LLC 10.50%, 2/15/2028 (a)	80,000	31,200
AMC Entertainment Holdings, Inc.
10.00% (Cash), 6/15/2026 (a) (b)	273,000	273,317
7.50%, 2/15/2029 (a)	921,000	778,246
Banijay Entertainment SAS (France) 8.13%, 5/1/2029 (a)	389,000	405,349
Cinemark USA, Inc.
5.25%, 7/15/2028 (a)	50,000	48,953
7.00%, 8/1/2032 (a)	807,000	825,318
Lions Gate Capital Holdings 1, Inc. 5.50%, 4/15/2029 (a)	179,000	163,940
Lions Gate Capital Holdings LLC 5.50%, 4/15/2029 (a)	285,000	239,549
Live Nation Entertainment, Inc.
5.63%, 3/15/2026 (a)	13,000	12,989
6.50%, 5/15/2027 (a)	215,000	218,486
4.75%, 10/15/2027 (a)	1,669,000	1,630,458
3.75%, 1/15/2028 (a)	191,000	182,664
Odeon Finco plc (United Kingdom) 12.75%, 11/1/2027 (a)	305,000	321,893
ROBLOX Corp. 3.88%, 5/1/2030 (a)	688,000	633,005
		5,765,367
Financial Services — 2.8%
Armor Holdco, Inc. 8.50%, 11/15/2029 (a)	264,000	263,918
Benteler International AG (Austria) 10.50%, 5/15/2028 (a)	488,000	517,236
Block, Inc.
2.75%, 6/1/2026	837,000	811,810
3.50%, 6/1/2031	152,000	134,962
6.50%, 5/15/2032 (a)	1,717,000	1,751,950
Boost Newco Borrower LLC 7.50%, 1/15/2031 (a)	1,470,000	1,537,633
Burford Capital Global Finance LLC 9.25%, 7/1/2031 (a)	1,073,000	1,154,595
Freedom Mortgage Corp.
7.63%, 5/1/2026 (a)	1,281,000	1,283,278
6.63%, 1/15/2027 (a)	64,000	63,905
12.00%, 10/1/2028 (a)	80,000	86,891
12.25%, 10/1/2030 (a)	1,147,000	1,284,359
Freedom Mortgage Holdings LLC
9.25%, 2/1/2029 (a)	166,000	173,281
9.13%, 5/15/2031 (a)	96,000	99,744
8.38%, 4/1/2032 (a)	373,000	373,000
Jefferies Finance LLC
5.00%, 8/15/2028 (a)	976,000	932,288
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	53

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Financial Services — continued
6.63%, 10/15/2031 (a)	200,000	199,704
Jefferson Capital Holdings LLC
6.00%, 8/15/2026 (a)	217,000	216,571
9.50%, 2/15/2029 (a)	264,000	282,076
LD Holdings Group LLC 6.13%, 4/1/2028 (a)	589,000	512,968
Midcap Financial Issuer Trust 6.50%, 5/1/2028 (a)	917,000	905,020
Mobius Merger Sub, Inc. 9.00%, 6/1/2030 (a)	326,000	314,645
Nationstar Mortgage Holdings, Inc.
5.00%, 2/1/2026 (a)	8,000	7,951
6.00%, 1/15/2027 (a)	483,000	482,107
5.50%, 8/15/2028 (a)	1,433,000	1,404,464
6.50%, 8/1/2029 (a)	31,000	31,208
5.75%, 11/15/2031 (a)	615,000	598,897
7.13%, 2/1/2032 (a)	854,000	879,876
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	941,000	1,027,242
Oxford Finance LLC 6.38%, 2/1/2027 (a)	140,000	140,095
Paysafe Finance plc 4.00%, 6/15/2029 (a)	240,000	227,022
PennyMac Financial Services, Inc.
7.88%, 12/15/2029 (a)	1,208,000	1,264,867
7.13%, 11/15/2030 (a)	133,000	135,771
5.75%, 9/15/2031 (a)	370,000	355,143
6.88%, 2/15/2033 (a)	84,000	84,019
PHH Escrow Issuer LLC 9.88%, 11/1/2029 (a)	394,000	382,398
Planet Financial Group LLC 10.50%, 12/15/2029 (a)	348,000	361,013
Provident Funding Associates LP 9.75%, 9/15/2029 (a)	271,000	281,365
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	967,000	927,634
3.88%, 3/1/2031 (a)	234,000	209,839
4.00%, 10/15/2033 (a)	1,616,000	1,397,360
Shift4 Payments LLC 6.75%, 8/15/2032 (a)	1,097,000	1,117,922
Stena International SA (Sweden) 7.25%, 1/15/2031 (a)	770,000	782,607
United Wholesale Mortgage LLC
5.75%, 6/15/2027 (a)	538,000	532,881
5.50%, 4/15/2029 (a)	300,000	291,082
UWM Holdings LLC 6.63%, 2/1/2030 (a)	559,000	563,702
		26,386,299
Food Products — 1.4%
B&G Foods, Inc.
5.25%, 9/15/2027	933,000	875,757
8.00%, 9/15/2028 (a)	49,000	50,070
Chobani LLC 7.63%, 7/1/2029 (a)	1,081,000	1,128,369
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Food Products — continued
Darling Ingredients, Inc.
5.25%, 4/15/2027 (a)	1,033,000	1,027,770
6.00%, 6/15/2030 (a)	46,000	46,114
Fiesta Purchaser, Inc.
7.88%, 3/1/2031 (a)	91,000	93,941
9.63%, 9/15/2032 (a)	573,000	604,456
Lamb Weston Holdings, Inc.
4.13%, 1/31/2030 (a)	1,318,000	1,228,816
4.38%, 1/31/2032 (a)	262,000	240,547
Pilgrim's Pride Corp.
4.25%, 4/15/2031	1,418,000	1,335,008
3.50%, 3/1/2032	37,000	32,709
6.25%, 7/1/2033	703,000	733,362
6.88%, 5/15/2034	126,000	136,879
Post Holdings, Inc.
5.50%, 12/15/2029 (a)	1,563,000	1,531,195
4.63%, 4/15/2030 (a)	1,871,000	1,754,589
4.50%, 9/15/2031 (a)	777,000	709,322
6.25%, 2/15/2032 (a)	100,000	100,764
6.25%, 10/15/2034 (a)	178,000	176,984
Simmons Foods, Inc. 4.63%, 3/1/2029 (a)	611,000	569,772
TreeHouse Foods, Inc. 4.00%, 9/1/2028	347,000	318,274
Viking Baked Goods Acquisition Corp. 8.63%, 11/1/2031 (a)	629,000	612,492
		13,307,190
Gas Utilities — 0.4%
AltaGas Ltd. (Canada) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.57%), 7.20%, 10/15/2054 (a) (c)	601,000	601,549
AmeriGas Partners LP
5.88%, 8/20/2026	617,000	616,022
5.75%, 5/20/2027	57,000	54,999
9.38%, 6/1/2028 (a)	476,000	481,220
Ferrellgas LP
5.38%, 4/1/2026 (a)	944,000	940,502
5.88%, 4/1/2029 (a)	88,000	82,209
Suburban Propane Partners LP 5.00%, 6/1/2031 (a)	789,000	723,919
Superior Plus LP (Canada) 4.50%, 3/15/2029 (a)	416,000	385,886
		3,886,306
Ground Transportation — 1.1%
Albion Financing 1 SARL (Luxembourg) 6.13%, 10/15/2026 (a)	815,000	816,545
SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Ground Transportation — continued
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	809,000	793,332
5.38%, 3/1/2029 (a)	1,043,000	971,924
8.25%, 1/15/2030 (a)	225,000	229,117
8.00%, 2/15/2031 (a)	90,000	91,582
Brightline East LLC 11.00%, 1/31/2030 (a)	863,000	789,373
Carriage Purchaser, Inc. 7.88%, 10/15/2029 (a)	204,000	189,981
Dcli Bidco LLC 7.75%, 11/15/2029 (a)	350,000	365,400
EquipmentShare.com, Inc.
9.00%, 5/15/2028 (a)	549,000	577,834
8.63%, 5/15/2032 (a)	498,000	527,197
8.00%, 3/15/2033 (a)	413,000	428,114
First Student Bidco, Inc. 4.00%, 7/31/2029 (a)	408,000	382,351
Genesee & Wyoming, Inc. 6.25%, 4/15/2032 (a)	481,000	484,939
Hertz Corp. (The)
4.63%, 12/1/2026 (a)	571,000	495,395
12.63%, 7/15/2029 (a)	827,000	871,681
5.00%, 12/1/2029 (a)	430,000	296,216
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	704,000	663,002
Watco Cos. LLC 7.13%, 8/1/2032 (a)	481,000	495,254
XPO CNW, Inc. 6.70%, 5/1/2034	185,000	190,652
XPO, Inc.
7.13%, 6/1/2031 (a)	455,000	471,215
7.13%, 2/1/2032 (a)	260,000	269,974
		10,401,078
Health Care Equipment & Supplies — 1.2%
Avantor Funding, Inc.
4.63%, 7/15/2028 (a)	1,399,000	1,353,933
3.88%, 11/1/2029 (a)	218,000	202,028
Bausch + Lomb Corp. 8.38%, 10/1/2028 (a)	979,000	1,020,607
Embecta Corp. 5.00%, 2/15/2030 (a)	406,000	374,264
Hologic, Inc. 3.25%, 2/15/2029 (a)	927,000	856,396
Medline Borrower LP
3.88%, 4/1/2029 (a)	4,183,000	3,921,197
5.25%, 10/1/2029 (a)	1,930,000	1,870,960
Neogen Food Safety Corp. 8.63%, 7/20/2030 (a)	135,000	143,396
Sotera Health Holdings LLC 7.38%, 6/1/2031 (a)	520,000	534,888
Teleflex, Inc.
4.63%, 11/15/2027	521,000	510,950
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Health Care Equipment & Supplies — continued
4.25%, 6/1/2028 (a)	143,000	137,076
Varex Imaging Corp. 7.88%, 10/15/2027 (a)	301,000	308,883
		11,234,578
Health Care Providers & Services — 4.1%
180 Medical, Inc. (United Kingdom) 3.88%, 10/15/2029 (a)	328,000	305,062
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028 (a)	592,000	569,923
5.00%, 4/15/2029 (a)	51,000	47,588
AdaptHealth LLC
6.13%, 8/1/2028 (a)	879,000	874,567
5.13%, 3/1/2030 (a)	60,000	55,791
AHP Health Partners, Inc. 5.75%, 7/15/2029 (a)	214,000	203,230
Community Health Systems, Inc.
5.63%, 3/15/2027 (a)	1,110,000	1,070,387
8.00%, 12/15/2027 (a)	179,000	177,854
6.00%, 1/15/2029 (a)	1,283,000	1,159,757
6.88%, 4/15/2029 (a)	807,000	562,883
6.13%, 4/1/2030 (a)	960,000	626,274
5.25%, 5/15/2030 (a)	466,000	394,987
4.75%, 2/15/2031 (a)	1,518,000	1,232,955
10.88%, 1/15/2032 (a)	1,499,000	1,533,432
Concentra Escrow Issuer Corp. 6.88%, 7/15/2032 (a)	428,000	443,919
CVS Health Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.52%), 6.75%, 12/10/2054 (c)	1,253,000	1,252,926
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.89%), 7.00%, 3/10/2055 (c)	811,000	818,327
DaVita, Inc.
4.63%, 6/1/2030 (a)	2,065,000	1,915,236
3.75%, 2/15/2031 (a)	1,501,000	1,316,881
6.88%, 9/1/2032 (a)	190,000	193,009
Encompass Health Corp.
4.50%, 2/1/2028	1,046,000	1,021,677
4.75%, 2/1/2030	71,000	68,795
4.63%, 4/1/2031	236,000	222,127
Global Medical Response, Inc. 10.00% (Blend (Cash 9.25% + PIK 0.75%)), 10/31/2028 (a) (b)	400,468	399,450
HAH Group Holding Co. LLC 9.75%, 10/1/2031 (a)	544,000	524,221
HealthEquity, Inc. 4.50%, 10/1/2029 (a)	407,000	386,319
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	55

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Providers & Services — continued
Heartland Dental LLC 10.50%, 4/30/2028 (a)	475,000	505,429
Kedrion SpA (Italy) 6.50%, 9/1/2029 (a)	621,000	589,943
LifePoint Health, Inc.
5.38%, 1/15/2029 (a)	1,427,000	1,273,563
11.00%, 10/15/2030 (a)	74,000	81,432
8.38%, 2/15/2032 (a)	732,000	741,292
10.00%, 6/1/2032 (a)	565,000	552,072
ModivCare, Inc. 5.00%, 10/1/2029 (a)	522,000	189,329
Molina Healthcare, Inc.
4.38%, 6/15/2028 (a)	805,000	771,012
3.88%, 11/15/2030 (a)	964,000	867,984
3.88%, 5/15/2032 (a)	263,000	231,008
6.25%, 1/15/2033 (a)	81,000	80,047
Option Care Health, Inc. 4.38%, 10/31/2029 (a)	350,000	328,579
Owens & Minor, Inc. 6.63%, 4/1/2030 (a)	767,000	706,729
Pediatrix Medical Group, Inc. 5.38%, 2/15/2030 (a)	309,000	299,124
Prime Healthcare Services, Inc. 9.38%, 9/1/2029 (a)	1,065,000	1,008,439
Radiology Partners, Inc.
7.78% (Blend (Cash 4.28% + PIK 3.50%)), 1/31/2029 (a) (b)	942,988	931,305
9.78% (PIK), 2/15/2030 (a) (b)	8,753	8,227
Select Medical Corp. 6.25%, 12/1/2032 (a)	358,000	356,200
Star Parent, Inc. 9.00%, 10/1/2030 (a)	699,000	731,651
Surgery Center Holdings, Inc. 7.25%, 4/15/2032 (a)	559,000	559,162
Tenet Healthcare Corp.
5.13%, 11/1/2027	627,000	619,705
4.63%, 6/15/2028	1,376,000	1,329,460
6.13%, 10/1/2028	1,888,000	1,886,847
4.25%, 6/1/2029	936,000	883,268
6.75%, 5/15/2031	2,515,000	2,565,994
6.88%, 11/15/2031	1,268,000	1,302,000
Toledo Hospital (The)
Series B, 5.33%, 11/15/2028	264,000	257,738
6.02%, 11/15/2048	361,000	326,705
US Acute Care Solutions LLC 9.75%, 5/15/2029 (a)	699,000	714,551
		38,076,372
Health Care REITs — 0.4%
CTR Partnership LP 3.88%, 6/30/2028 (a)	271,000	256,577
Diversified Healthcare Trust
4.75%, 2/15/2028	615,000	548,260
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Health Care REITs — continued
4.38%, 3/1/2031	185,000	147,130
MPT Operating Partnership LP
5.00%, 10/15/2027	1,010,000	908,961
4.63%, 8/1/2029	117,000	90,785
3.50%, 3/15/2031	2,191,000	1,502,396
		3,454,109
Health Care Technology — 0.2%
IQVIA, Inc.
5.00%, 10/15/2026 (a)	317,000	315,112
6.50%, 5/15/2030 (a)	1,420,000	1,455,366
		1,770,478
Hotel & Resort REITs — 0.9%
Park Intermediate Holdings LLC
5.88%, 10/1/2028 (a)	278,000	275,923
4.88%, 5/15/2029 (a)	709,000	678,028
7.00%, 2/1/2030 (a)	400,000	408,566
Pebblebrook Hotel LP 6.38%, 10/15/2029 (a)	322,000	323,100
RHP Hotel Properties LP
4.75%, 10/15/2027	1,079,000	1,056,376
4.50%, 2/15/2029 (a)	502,000	480,780
6.50%, 4/1/2032 (a)	283,000	286,683
RLJ Lodging Trust LP
3.75%, 7/1/2026 (a)	367,000	360,234
4.00%, 9/15/2029 (a)	307,000	281,867
Service Properties Trust
5.50%, 12/15/2027	979,000	953,546
3.95%, 1/15/2028	6,000	5,370
8.38%, 6/15/2029	214,000	216,389
8.63%, 11/15/2031 (a)	1,484,000	1,589,570
8.88%, 6/15/2032	667,000	661,940
XHR LP 4.88%, 6/1/2029 (a)	634,000	603,964
		8,182,336
Hotels, Restaurants & Leisure — 7.4%
1011778 BC ULC (Canada)
3.88%, 1/15/2028 (a)	1,834,000	1,758,457
4.38%, 1/15/2028 (a)	1,067,000	1,031,640
3.50%, 2/15/2029 (a)	251,000	234,068
6.13%, 6/15/2029 (a)	208,000	211,505
4.00%, 10/15/2030 (a)	1,859,000	1,695,172
Acushnet Co. 7.38%, 10/15/2028 (a)	243,000	253,612
Affinity Interactive 6.88%, 12/15/2027 (a)	488,000	401,922
Bloomin' Brands, Inc. 5.13%, 4/15/2029 (a)	203,000	186,881
Boyd Gaming Corp. 4.75%, 6/15/2031 (a)	1,382,000	1,302,109
SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	454,000	434,173
Brinker International, Inc. 8.25%, 7/15/2030 (a)	243,000	259,645
Caesars Entertainment, Inc.
8.13%, 7/1/2027 (a)	39,000	39,375
4.63%, 10/15/2029 (a)	1,808,000	1,708,465
7.00%, 2/15/2030 (a)	1,574,000	1,621,372
6.50%, 2/15/2032 (a)	917,000	930,117
Carnival Corp.
7.63%, 3/1/2026 (a)	7,000	7,012
5.75%, 3/1/2027 (a)	1,547,000	1,550,954
6.00%, 5/1/2029 (a)	2,069,000	2,074,514
5.75%, 3/15/2030 (a)	833,000	835,807
CEC Entertainment LLC 6.75%, 5/1/2026 (a)	432,000	431,266
Churchill Downs, Inc.
5.50%, 4/1/2027 (a)	388,000	386,239
4.75%, 1/15/2028 (a)	165,000	161,196
5.75%, 4/1/2030 (a)	1,658,000	1,638,534
6.75%, 5/1/2031 (a)	43,000	43,842
Empire Resorts, Inc. 7.75%, 11/1/2026 (a)	236,000	226,661
Everi Holdings, Inc. 5.00%, 7/15/2029 (a)	275,000	276,139
Fertitta Entertainment LLC
4.63%, 1/15/2029 (a)	1,337,000	1,264,194
6.75%, 1/15/2030 (a)	213,000	198,062
Full House Resorts, Inc. 8.25%, 2/15/2028 (a)	323,000	325,229
Genting New York LLC 7.25%, 10/1/2029 (a)	424,000	437,962
Great Canadian Gaming Corp. (Canada) 8.75%, 11/15/2029 (a)	352,000	370,749
Hilton Domestic Operating Co., Inc.
3.75%, 5/1/2029 (a)	599,000	561,640
4.88%, 1/15/2030	1,635,000	1,594,708
3.63%, 2/15/2032 (a)	1,323,000	1,172,102
5.88%, 3/15/2033 (a)	308,000	308,710
Hilton Grand Vacations Borrower LLC
5.00%, 6/1/2029 (a)	596,000	568,485
4.88%, 7/1/2031 (a)	912,000	832,437
6.63%, 1/15/2032 (a)	197,000	199,232
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	1,300,000	1,289,815
International Game Technology plc
4.13%, 4/15/2026 (a)	1,078,000	1,068,878
5.25%, 1/15/2029 (a)	435,000	428,299
Jacobs Entertainment, Inc. 6.75%, 2/15/2029 (a)	329,000	322,155
KFC Holding Co. 4.75%, 6/1/2027 (a)	40,000	39,587
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Hotels, Restaurants & Leisure — continued
Life Time, Inc. 6.00%, 11/15/2031 (a)	655,000	657,421
Light & Wonder International, Inc.
7.00%, 5/15/2028 (a)	1,197,000	1,200,017
7.25%, 11/15/2029 (a)	93,000	95,762
Lindblad Expeditions Holdings, Inc. 9.00%, 5/15/2028 (a)	426,000	444,825
MajorDrive Holdings IV LLC 6.38%, 6/1/2029 (a)	367,000	300,145
Marriott Ownership Resorts, Inc. 4.75%, 1/15/2028	561,000	542,900
Merlin Entertainments Group US Holdings, Inc. (United Kingdom) 7.38%, 2/15/2031 (a)	450,000	442,990
MGM Resorts International
4.63%, 9/1/2026	634,000	629,366
5.50%, 4/15/2027	397,000	396,587
4.75%, 10/15/2028	582,000	565,324
6.13%, 9/15/2029	278,000	279,623
6.50%, 4/15/2032	504,000	507,794
Midwest Gaming Borrower LLC 4.88%, 5/1/2029 (a)	517,000	493,849
Motion Bondco DAC (United Kingdom) 6.63%, 11/15/2027 (a)	454,000	444,984
NCL Corp. Ltd.
5.88%, 3/15/2026 (a)	251,000	251,076
5.88%, 2/15/2027 (a)	1,608,000	1,612,023
8.13%, 1/15/2029 (a)	667,000	707,546
7.75%, 2/15/2029 (a)	211,000	224,452
6.25%, 3/1/2030 (a)	55,000	55,255
6.75%, 2/1/2032 (a)	680,000	695,107
NCL Finance Ltd. 6.13%, 3/15/2028 (a)	8,000	8,073
Ontario Gaming GTA LP (Canada) 8.00%, 8/1/2030 (a)	273,000	282,286
Papa John's International, Inc. 3.88%, 9/15/2029 (a)	273,000	257,877
Penn Entertainment, Inc. 4.13%, 7/1/2029 (a)	553,000	502,751
Premier Entertainment Sub LLC
5.63%, 9/1/2029 (a)	333,000	244,938
5.88%, 9/1/2031 (a)	723,000	470,022
Raising Cane's Restaurants LLC 9.38%, 5/1/2029 (a)	390,000	416,407
Resorts World Las Vegas LLC
4.63%, 4/16/2029 (a)	200,000	180,520
4.63%, 4/6/2031 (a)	1,100,000	950,152
Rivers Enterprise Borrower LLC 6.63%, 2/1/2033 (a)	406,000	405,504
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	57

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
Royal Caribbean Cruises Ltd.
4.25%, 7/1/2026 (a)	80,000	78,986
5.50%, 8/31/2026 (a)	1,456,000	1,467,026
5.38%, 7/15/2027 (a)	1,649,000	1,651,907
7.50%, 10/15/2027	302,000	316,812
5.50%, 4/1/2028 (a)	400,000	401,887
5.63%, 9/30/2031 (a)	1,671,000	1,661,777
6.25%, 3/15/2032 (a)	495,000	504,995
6.00%, 2/1/2033 (a)	721,000	729,123
Sabre GLBL, Inc. 8.63%, 6/1/2027 (a)	1,049,000	1,078,623
Scientific Games Holdings LP 6.63%, 3/1/2030 (a)	540,000	531,083
SeaWorld Parks & Entertainment, Inc. 5.25%, 8/15/2029 (a)	478,000	463,280
Six Flags Entertainment Corp.
5.38%, 4/15/2027	183,000	181,431
5.50%, 4/15/2027 (a)	321,000	319,869
5.25%, 7/15/2029	628,000	609,120
7.25%, 5/15/2031 (a)	587,000	605,214
6.63%, 5/1/2032 (a)	930,000	952,771
Speedway Motorsports LLC 4.88%, 11/1/2027 (a)	86,000	83,203
Station Casinos LLC
4.50%, 2/15/2028 (a)	471,000	455,026
6.63%, 3/15/2032 (a)	657,000	662,956
TKC Holdings, Inc.
6.88%, 5/15/2028 (a)	236,000	236,625
10.50%, 5/15/2029 (a)	500,000	510,898
Travel + Leisure Co.
6.63%, 7/31/2026 (a)	1,079,000	1,093,782
6.00%, 4/1/2027 (f)	332,000	335,077
Vail Resorts, Inc. 6.50%, 5/15/2032 (a)	489,000	499,410
Viking Cruises Ltd.
5.88%, 9/15/2027 (a)	295,000	294,655
7.00%, 2/15/2029 (a)	624,000	630,676
VOC Escrow Ltd. 5.00%, 2/15/2028 (a)	1,246,000	1,222,427
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/2028 (a)	347,000	334,213
Wynn Las Vegas LLC 5.25%, 5/15/2027 (a)	630,000	624,924
Wynn Resorts Finance LLC
5.13%, 10/1/2029 (a)	446,000	434,218
7.13%, 2/15/2031 (a)	1,117,000	1,175,631
6.25%, 3/15/2033 (a)	188,000	187,580
Yum! Brands, Inc.
4.75%, 1/15/2030 (a)	1,246,000	1,206,781
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Hotels, Restaurants & Leisure — continued
3.63%, 3/15/2031	704,000	637,892
4.63%, 1/31/2032	207,000	194,673
5.38%, 4/1/2032	1,482,000	1,458,691
		68,781,739
Household Durables — 1.6%
Adams Homes, Inc. 9.25%, 10/15/2028 (a)	356,000	370,240
Ashton Woods USA LLC
6.63%, 1/15/2028 (a)	305,000	305,653
4.63%, 4/1/2030 (a)	378,000	350,662
Beazer Homes USA, Inc.
5.88%, 10/15/2027	444,000	443,157
7.25%, 10/15/2029	214,000	217,187
Brookfield Residential Properties, Inc. (Canada)
6.25%, 9/15/2027 (a)	242,000	241,475
5.00%, 6/15/2029 (a)	80,000	73,869
4.88%, 2/15/2030 (a)	717,000	651,366
CD&R Smokey Buyer, Inc. 9.50%, 10/15/2029 (a)	514,000	505,005
Century Communities, Inc.
6.75%, 6/1/2027	90,000	89,943
3.88%, 8/15/2029 (a)	625,000	569,879
Dream Finders Homes, Inc. 8.25%, 8/15/2028 (a)	186,000	195,483
Empire Communities Corp. (Canada) 9.75%, 5/1/2029 (a)	332,000	346,274
Installed Building Products, Inc. 5.75%, 2/1/2028 (a)	198,000	195,703
K. Hovnanian Enterprises, Inc. 11.75%, 9/30/2029 (a)	277,000	301,930
KB Home
6.88%, 6/15/2027	446,000	457,571
7.25%, 7/15/2030	258,000	267,936
4.00%, 6/15/2031	258,000	235,330
Landsea Homes Corp. 8.88%, 4/1/2029 (a)	186,000	185,052
LGI Homes, Inc.
8.75%, 12/15/2028 (a)	347,000	366,667
4.00%, 7/15/2029 (a)	151,000	136,805
7.00%, 11/15/2032 (a)	254,000	251,965
M/I Homes, Inc. 4.95%, 2/1/2028	446,000	436,936
Mattamy Group Corp. (Canada) 4.63%, 3/1/2030 (a)	768,000	716,694
New Home Co., Inc. (The) 9.25%, 10/1/2029 (a)	260,000	270,509
Newell Brands, Inc.
5.70%, 4/1/2026 (f)	48,000	47,964
SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Household Durables — continued
6.38%, 9/15/2027	1,173,000	1,186,024
6.63%, 9/15/2029	439,000	447,278
6.38%, 5/15/2030	144,000	143,541
6.63%, 5/15/2032	1,128,000	1,121,931
6.87%, 4/1/2036 (f)	60,000	59,847
7.00%, 4/1/2046 (f)	62,000	56,049
Shea Homes LP 4.75%, 2/15/2028	537,000	521,548
Somnigroup International, Inc. 4.00%, 4/15/2029 (a)	1,108,000	1,032,847
SWF Holdings I Corp. 6.50%, 10/1/2029 (a)	305,000	172,325
Taylor Morrison Communities, Inc. 5.13%, 8/1/2030 (a)	1,087,000	1,056,003
TopBuild Corp. 4.13%, 2/15/2032 (a)	626,000	565,272
Tri Pointe Homes, Inc. 5.70%, 6/15/2028	444,000	441,236
		15,035,156
Household Products — 0.3%
Central Garden & Pet Co.
4.13%, 10/15/2030	544,000	496,794
4.13%, 4/30/2031 (a)	302,000	271,989
Energizer Holdings, Inc.
6.50%, 12/31/2027 (a)	64,000	64,808
4.75%, 6/15/2028 (a)	1,031,000	993,682
4.38%, 3/31/2029 (a)	64,000	59,921
Kronos Acquisition Holdings, Inc. (Canada)
8.25%, 6/30/2031 (a)	80,000	75,092
10.75%, 6/30/2032 (a)	609,000	520,682
		2,482,968
Independent Power and Renewable Electricity Producers — 1.0%
AES Corp. (The)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.20%), 7.60%, 1/15/2055 (c)	1,159,000	1,182,609
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.89%), 6.95%, 7/15/2055 (c)	128,000	124,092
Atlantica Sustainable Infrastructure plc (Spain) 4.13%, 6/15/2028 (a)	443,000	417,840
Calpine Corp.
4.50%, 2/15/2028 (a)	1,770,000	1,731,235
5.13%, 3/15/2028 (a)	729,000	718,150
3.75%, 3/1/2031 (a)	1,044,000	954,084
Clearway Energy Operating LLC
4.75%, 3/15/2028 (a)	1,076,000	1,045,077
3.75%, 2/15/2031 (a)	303,000	269,715
Lightning Power LLC 7.25%, 8/15/2032 (a)	1,112,000	1,155,618
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Independent Power and Renewable Electricity Producers — continued
Talen Energy Supply LLC 8.63%, 6/1/2030 (a)	875,000	935,563
TransAlta Corp. (Canada)
7.75%, 11/15/2029	62,000	64,608
6.50%, 3/15/2040	413,000	400,267
		8,998,858
Insurance — 2.6%
Acrisure LLC
8.25%, 2/1/2029 (a)	1,213,000	1,257,743
4.25%, 2/15/2029 (a)	696,000	658,874
6.00%, 8/1/2029 (a)	108,000	104,918
7.50%, 11/6/2030 (a)	522,000	538,876
Alliant Holdings Intermediate LLC
6.75%, 10/15/2027 (a)	5,000	4,986
6.75%, 4/15/2028 (a)	1,180,000	1,193,761
5.88%, 11/1/2029 (a)	551,000	534,454
7.00%, 1/15/2031 (a)	1,309,000	1,334,368
6.50%, 10/1/2031 (a)	1,558,000	1,561,654
7.38%, 10/1/2032 (a)	86,000	87,776
AmWINS Group, Inc.
6.38%, 2/15/2029 (a)	766,000	774,681
4.88%, 6/30/2029 (a)	264,000	251,533
APH Somerset Investor 2 LLC 7.88%, 11/1/2029 (a)	580,000	583,234
Ardonagh Finco Ltd. (United Kingdom) 7.75%, 2/15/2031 (a)	516,000	531,553
Ardonagh Group Finance Ltd. (United Kingdom) 8.88%, 2/15/2032 (a)	1,170,000	1,215,406
Assurant, Inc. (3-MONTH SOFR + 4.14%), 7.00%, 3/27/2048 (c)	261,000	266,519
AssuredPartners, Inc. 7.50%, 2/15/2032 (a)	722,000	780,408
Baldwin Insurance Group Holdings LLC 7.13%, 5/15/2031 (a)	453,000	463,217
BroadStreet Partners, Inc. 5.88%, 4/15/2029 (a)	492,000	481,083
Constellation Insurance, Inc. 6.80%, 1/24/2030 (a) (f)	463,000	459,857
Global Atlantic Fin Co.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.80%), 4.70%, 10/15/2051 (a) (c)	321,000	312,012
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.61%), 7.95%, 10/15/2054 (a) (c)	579,000	607,336
Howden UK Refinance plc (United Kingdom)
7.25%, 2/15/2031 (a)	674,000	686,235
8.13%, 2/15/2032 (a)	367,000	376,122
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	59

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Insurance — continued
HUB International Ltd.
5.63%, 12/1/2029 (a)	18,000	17,621
7.25%, 6/15/2030 (a)	2,964,000	3,060,920
7.38%, 1/31/2032 (a)	873,000	895,945
Jones Deslauriers Insurance Management, Inc. (Canada)
8.50%, 3/15/2030 (a)	417,000	444,003
10.50%, 12/15/2030 (a)	393,000	425,301
Liberty Mutual Group, Inc.
7.80%, 3/15/2037 (a)	48,000	54,061
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.32%), 4.13%, 12/15/2051 (a) (c)	387,000	370,164
4.30%, 2/1/2061 (a)	911,000	585,855
Panther Escrow Issuer LLC 7.13%, 6/1/2031 (a)	2,033,000	2,092,103
Ryan Specialty LLC
4.38%, 2/1/2030 (a)	307,000	290,839
5.88%, 8/1/2032 (a)	778,000	773,329
USI, Inc. 7.50%, 1/15/2032 (a)	430,000	449,679
Wilton RE Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.27%), 6.00%, 10/22/2030 (a) (c) (d) (e)	275,000	274,670
		24,801,096
Interactive Media & Services — 0.2%
Cars.com, Inc. 6.38%, 11/1/2028 (a)	283,000	281,427
Snap, Inc. 6.88%, 3/1/2033 (a)	557,000	563,950
Ziff Davis, Inc. 4.63%, 10/15/2030 (a)	322,000	297,164
ZipRecruiter, Inc. 5.00%, 1/15/2030 (a)	443,000	401,085
		1,543,626
IT Services — 0.8%
Acuris Finance US, Inc. 9.00%, 8/1/2029 (a)	644,000	639,170
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	280,000	276,727
Arches Buyer, Inc. 6.13%, 12/1/2028 (a)	1,037,000	944,099
ASGN, Inc. 4.63%, 5/15/2028 (a)	432,000	414,230
Cablevision Lightpath LLC 5.63%, 9/15/2028 (a)	593,000	547,320
Cogent Communications Group LLC 7.00%, 6/15/2027 (a)	861,000	868,089
Conduent Business Services LLC 6.00%, 11/1/2029 (a)	358,000	346,712
Fortress Intermediate 3, Inc. 7.50%, 6/1/2031 (a)	495,000	512,328
ION Trading Technologies Sarl (Luxembourg) 9.50%, 5/30/2029 (a)	757,000	780,933
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

IT Services — continued
ION Trading Technologies SARL (Luxembourg) 5.75%, 5/15/2028 (a)	215,000	203,251
Newfold Digital Holdings Group, Inc. 11.75%, 10/15/2028 (a)	580,000	456,431
Twilio, Inc.
3.63%, 3/15/2029	211,000	196,869
3.88%, 3/15/2031	485,000	442,345
Unisys Corp. 6.88%, 11/1/2027 (a)	339,000	332,902
Virtusa Corp. 7.13%, 12/15/2028 (a)	219,000	215,100
		7,176,506
Leisure Products — 0.1%
Amer Sports Co. (Finland) 6.75%, 2/16/2031 (a)	541,000	555,878
Life Sciences Tools & Services — 0.1%
Charles River Laboratories International, Inc.
4.25%, 5/1/2028 (a)	22,000	21,140
4.00%, 3/15/2031 (a)	1,047,000	947,661
Fortrea Holdings, Inc. 7.50%, 7/1/2030 (a)	399,000	400,617
		1,369,418
Machinery — 1.0%
Amsted Industries, Inc.
5.63%, 7/1/2027 (a)	162,000	162,073
4.63%, 5/15/2030 (a)	369,000	345,844
ATS Corp. (Canada) 4.13%, 12/15/2028 (a)	249,000	233,561
Calderys Financing LLC (France) 11.25%, 6/1/2028 (a)	200,000	213,295
Chart Industries, Inc.
7.50%, 1/1/2030 (a)	1,225,000	1,279,892
9.50%, 1/1/2031 (a)	116,000	124,654
Enpro, Inc. 5.75%, 10/15/2026	240,000	239,990
Esab Corp. 6.25%, 4/15/2029 (a)	494,000	501,910
GrafTech Finance, Inc. 4.63%, 12/23/2029 (a)	37,000	25,538
GrafTech Global Enterprises, Inc. 9.88%, 12/23/2029 (a)	139,000	113,980
Hillenbrand, Inc.
6.25%, 2/15/2029	608,000	616,007
3.75%, 3/1/2031	216,000	192,271
Husky Injection Molding Systems Ltd. (Canada) 9.00%, 2/15/2029 (a)	699,000	735,812
Manitowoc Co., Inc. (The) 9.25%, 10/1/2031 (a)	187,000	196,350
Maxim Crane Works Holdings Capital LLC 11.50%, 9/1/2028 (a)	342,000	360,007
Mueller Water Products, Inc. 4.00%, 6/15/2029 (a)	316,000	297,055
SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Machinery — continued
Park-Ohio Industries, Inc. 6.63%, 4/15/2027	233,000	230,495
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (a)	347,000	329,837
SPX FLOW, Inc. 8.75%, 4/1/2030 (a)	333,000	346,869
Terex Corp.
5.00%, 5/15/2029 (a)	104,000	100,168
6.25%, 10/15/2032 (a)	829,000	823,685
Titan International, Inc. 7.00%, 4/30/2028	222,000	220,078
TK Elevator US Newco, Inc. (Germany) 5.25%, 7/15/2027 (a)	1,026,000	1,015,773
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	416,000	434,408
Wabash National Corp. 4.50%, 10/15/2028 (a)	280,000	252,627
Werner FinCo. LP 11.50%, 6/15/2028 (a)	66,000	72,686
		9,464,865
Media — 7.0%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028 (a)	449,000	425,232
AMC Networks, Inc.
10.25%, 1/15/2029 (a)	147,000	155,820
4.25%, 2/15/2029	1,284,000	999,505
Cable One, Inc. 4.00%, 11/15/2030 (a)	509,000	413,839
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027 (a)	1,743,000	1,704,070
7.75%, 4/15/2028 (a)	1,196,000	1,110,668
7.88%, 4/1/2030 (a)	517,000	527,916
CMG Media Corp. 8.88%, 6/18/2029 (a)	370,000	309,024
CSC Holdings LLC
5.50%, 4/15/2027 (a)	675,000	626,421
5.38%, 2/1/2028 (a)	1,386,000	1,189,641
7.50%, 4/1/2028 (a)	200,000	148,645
11.25%, 5/15/2028 (a)	922,000	897,458
6.50%, 2/1/2029 (a)	1,109,000	926,015
5.75%, 1/15/2030 (a)	843,000	484,725
4.13%, 12/1/2030 (a)	2,894,000	2,127,098
4.63%, 12/1/2030 (a)	1,483,000	787,212
3.38%, 2/15/2031 (a)	1,746,000	1,241,321
4.50%, 11/15/2031 (a)	2,298,000	1,684,136
Directv Financing LLC
5.88%, 8/15/2027 (a)	2,612,000	2,570,921
8.88%, 2/1/2030 (a)	496,000	483,971
10.00%, 2/15/2031 (a)	581,000	570,247
DISH DBS Corp.
7.75%, 7/1/2026	2,396,000	2,137,387
5.25%, 12/1/2026 (a)	2,336,000	2,195,968
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Media — continued
7.38%, 7/1/2028	1,891,000	1,401,788
5.75%, 12/1/2028 (a)	196,000	173,861
DISH Network Corp. 11.75%, 11/15/2027 (a)	2,136,000	2,253,846
EchoStar Corp.
10.75%, 11/30/2029	2,961,000	3,172,418
6.75% (PIK), 11/30/2030 (b)	2,578,000	2,370,171
GCI LLC 4.75%, 10/15/2028 (a)	413,000	391,161
Gray Media, Inc.
7.00%, 5/15/2027 (a)	819,000	803,149
10.50%, 7/15/2029 (a)	280,000	288,761
4.75%, 10/15/2030 (a)	1,589,000	936,144
5.38%, 11/15/2031 (a)	7,000	4,065
iHeartCommunications, Inc.
9.13%, 5/1/2029 (a)	412,846	349,887
10.88%, 5/1/2030 (a)	1,186,291	699,176
Lamar Media Corp.
3.75%, 2/15/2028	1,048,000	1,002,829
4.88%, 1/15/2029	61,000	59,328
4.00%, 2/15/2030	150,000	139,432
3.63%, 1/15/2031	195,000	175,355
LCPR Senior Secured Financing DAC (Puerto Rico)
6.75%, 10/15/2027 (a)	1,097,000	935,108
5.13%, 7/15/2029 (a)	205,000	154,742
McGraw-Hill Education, Inc.
5.75%, 8/1/2028 (a)	1,229,000	1,205,350
8.00%, 8/1/2029 (a)	369,000	370,675
Midcontinent Communications 8.00%, 8/15/2032 (a)	441,000	451,408
Neptune Bidco US, Inc. 9.29%, 4/15/2029 (a)	1,823,000	1,632,926
Nexstar Media, Inc.
5.63%, 7/15/2027 (a)	1,185,000	1,172,195
4.75%, 11/1/2028 (a)	660,000	625,319
Outfront Media Capital LLC
5.00%, 8/15/2027 (a)	217,000	212,634
4.25%, 1/15/2029 (a)	419,000	393,760
4.63%, 3/15/2030 (a)	296,000	276,860
7.38%, 2/15/2031 (a)	507,000	532,611
Paramount Global
(3-MONTH SOFR + 3.90%), 6.25%, 2/28/2057 (c)	6,000	5,773
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.00%), 6.38%, 3/30/2062 (c)	1,108,000	1,076,522
Radiate Holdco LLC
4.50%, 9/15/2026 (a)	470,000	408,286
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	61

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Media — continued
6.50%, 9/15/2028 (a)	637,000	444,748
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a)	846,000	598,668
Sinclair Television Group, Inc.
5.50%, 3/1/2030 (a)	340,000	238,000
4.38%, 12/31/2032 (a)	745,000	469,268
8.13%, 2/15/2033 (a)	438,000	433,856
Sirius XM Radio LLC
3.13%, 9/1/2026 (a)	1,094,000	1,058,169
5.00%, 8/1/2027 (a)	1,234,000	1,217,057
4.00%, 7/15/2028 (a)	1,275,000	1,197,639
5.50%, 7/1/2029 (a)	1,535,000	1,503,209
4.13%, 7/1/2030 (a)	653,000	586,488
Stagwell Global LLC 5.63%, 8/15/2029 (a)	758,000	734,333
Sunrise FinCo. I BV (Netherlands) 4.88%, 7/15/2031 (a)	1,275,000	1,189,938
TEGNA, Inc.
4.75%, 3/15/2026 (a)	1,198,000	1,189,514
5.00%, 9/15/2029	577,000	545,593
Univision Communications, Inc.
6.63%, 6/1/2027 (a)	416,000	416,856
8.00%, 8/15/2028 (a)	1,807,000	1,835,551
4.50%, 5/1/2029 (a)	347,000	313,109
7.38%, 6/30/2030 (a)	806,000	787,340
8.50%, 7/31/2031 (a)	844,000	841,397
Urban One, Inc. 7.38%, 2/1/2028 (a)	492,000	248,699
VZ Secured Financing BV (Netherlands) 5.00%, 1/15/2032 (a)	1,153,000	1,016,362
Ziggo BV (Netherlands) 4.88%, 1/15/2030 (a)	891,000	820,261
		65,078,835
Metals & Mining — 2.4%
Alcoa Nederland Holding BV
6.13%, 5/15/2028 (a)	527,000	528,942
4.13%, 3/31/2029 (a)	776,000	729,960
7.13%, 3/15/2031 (a)	337,000	350,933
Algoma Steel, Inc. (Canada) 9.13%, 4/15/2029 (a)	241,000	238,590
Arsenal AIC Parent LLC
8.00%, 10/1/2030 (a)	792,000	825,342
11.50%, 10/1/2031 (a)	42,000	46,953
ATI, Inc.
7.25%, 8/15/2030	901,000	936,804
5.13%, 10/1/2031	125,000	118,561
Baffinland Iron Mines Corp. (Canada) 8.75%, 7/15/2026 (a)	402,000	377,885
Big River Steel LLC 6.63%, 1/31/2029 (a)	548,000	550,480
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Metals & Mining — continued
Carpenter Technology Corp. 6.38%, 7/15/2028	487,000	488,584
Cleveland-Cliffs, Inc.
5.88%, 6/1/2027	312,000	311,500
4.63%, 3/1/2029 (a)	295,000	275,078
6.88%, 11/1/2029 (a)	341,000	342,769
6.75%, 4/15/2030 (a)	1,907,000	1,908,936
7.38%, 5/1/2033 (a)	809,000	812,318
Coeur Mining, Inc. 5.13%, 2/15/2029 (a)	60,000	57,925
Commercial Metals Co.
3.88%, 2/15/2031	309,000	279,404
4.38%, 3/15/2032	384,000	350,024
Compass Minerals International, Inc. 6.75%, 12/1/2027 (a)	394,000	391,508
Constellium SE
5.63%, 6/15/2028 (a)	322,000	318,904
3.75%, 4/15/2029 (a)	519,000	477,892
Eldorado Gold Corp. (Turkey) 6.25%, 9/1/2029 (a)	345,000	340,422
FMG Resources August 2006 Pty. Ltd. (Australia)
5.88%, 4/15/2030 (a)	1,470,000	1,463,942
4.38%, 4/1/2031 (a)	95,000	87,162
6.13%, 4/15/2032 (a)	797,000	797,677
Hecla Mining Co. 7.25%, 2/15/2028	369,000	373,269
Hudbay Minerals, Inc. (Canada)
4.50%, 4/1/2026 (a)	630,000	623,051
6.13%, 4/1/2029 (a)	155,000	154,800
IAMGOLD Corp. (Burkina Faso) 5.75%, 10/15/2028 (a)	305,000	300,044
Infrabuild Australia Pty. Ltd. (Australia) 14.50%, 11/15/2028 (a)	376,000	369,990
Kaiser Aluminum Corp.
4.63%, 3/1/2028 (a)	127,000	122,552
4.50%, 6/1/2031 (a)	690,000	627,876
Mineral Resources Ltd. (Australia)
8.13%, 5/1/2027 (a)	104,000	104,024
8.00%, 11/1/2027 (a)	39,000	39,416
9.25%, 10/1/2028 (a)	675,000	698,428
8.50%, 5/1/2030 (a)	1,267,000	1,280,548
New Gold, Inc. (Canada) 7.50%, 7/15/2027 (a)	254,000	256,222
Novelis Corp.
3.25%, 11/15/2026 (a)	439,000	425,886
4.75%, 1/30/2030 (a)	2,105,000	1,984,063
3.88%, 8/15/2031 (a)	112,000	98,533
Perenti Finance Pty. Ltd. (Australia) 7.50%, 4/26/2029 (a)	249,000	259,017
SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Metals & Mining — continued
SunCoke Energy, Inc. 4.88%, 6/30/2029 (a)	345,000	320,718
Taseko Mines Ltd. (Canada) 8.25%, 5/1/2030 (a)	350,000	363,192
TMS International Corp. 6.25%, 4/15/2029 (a)	427,000	404,229
United States Steel Corp.
6.88%, 3/1/2029	247,000	250,159
6.65%, 6/1/2037	263,000	262,848
		22,727,360
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/2029 (a)	400,000	372,399
Blackstone Mortgage Trust, Inc. 3.75%, 1/15/2027 (a)	603,000	579,640
Ladder Capital Finance Holdings LLLP
4.25%, 2/1/2027 (a)	952,000	926,482
4.75%, 6/15/2029 (a)	72,000	69,466
7.00%, 7/15/2031 (a)	202,000	209,653
Rithm Capital Corp. 8.00%, 4/1/2029 (a)	516,000	523,784
Starwood Property Trust, Inc.
3.63%, 7/15/2026 (a)	1,111,000	1,081,131
4.38%, 1/15/2027 (a)	318,000	310,477
6.00%, 4/15/2030 (a)	149,000	147,919
6.50%, 7/1/2030 (a)	109,000	110,584
		4,331,535
Multi-Utilities — 0.0% ^
Algonquin Power & Utilities Corp. (Canada) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.25%), 4.75%, 1/18/2082 (c)	495,000	474,178
Office REITs — 0.3%
Brandywine Operating Partnership LP
3.95%, 11/15/2027	1,068,000	1,021,473
4.55%, 10/1/2029	49,000	44,935
Hudson Pacific Properties LP
3.95%, 11/1/2027	21,000	18,913
5.95%, 2/15/2028	592,000	524,565
4.65%, 4/1/2029	507,000	396,060
Office Properties Income Trust 9.00%, 9/30/2029 (a)	879,000	742,755
		2,748,701
Oil, Gas & Consumable Fuels — 9.2%
Aethon United BR LP 7.50%, 10/1/2029 (a)	516,000	531,952
Alliance Resource Operating Partners LP 8.63%, 6/15/2029 (a)	276,000	292,725
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Oil, Gas & Consumable Fuels — continued
Antero Midstream Partners LP
5.75%, 1/15/2028 (a)	1,519,000	1,519,816
5.38%, 6/15/2029 (a)	93,000	91,537
6.63%, 2/1/2032 (a)	285,000	291,154
Ascent Resources Utica Holdings LLC
5.88%, 6/30/2029 (a)	368,000	363,498
6.63%, 10/15/2032 (a)	1,104,000	1,114,759
Baytex Energy Corp. (Canada)
8.50%, 4/30/2030 (a)	773,000	791,387
7.38%, 3/15/2032 (a)	148,000	144,685
Blue Racer Midstream LLC
6.63%, 7/15/2026 (a)	794,000	793,342
7.00%, 7/15/2029 (a)	61,000	62,926
7.25%, 7/15/2032 (a)	39,000	40,767
Buckeye Partners LP
3.95%, 12/1/2026	297,000	288,804
4.13%, 12/1/2027	479,000	461,988
4.50%, 3/1/2028 (a)	764,000	741,505
6.88%, 7/1/2029 (a)	5,000	5,128
5.85%, 11/15/2043	311,000	279,442
5.60%, 10/15/2044	473,000	404,295
California Resources Corp.
7.13%, 2/1/2026 (a)	5,000	4,994
8.25%, 6/15/2029 (a)	624,000	641,886
Calumet Specialty Products Partners LP 9.75%, 7/15/2028 (a)	458,000	439,399
Chord Energy Corp. 6.38%, 6/1/2026 (a)	272,000	272,282
Civitas Resources, Inc.
5.00%, 10/15/2026 (a)	161,000	159,761
8.63%, 11/1/2030 (a)	1,413,000	1,487,062
8.75%, 7/1/2031 (a)	1,179,000	1,230,657
CNX Midstream Partners LP 4.75%, 4/15/2030 (a)	335,000	312,108
CNX Resources Corp.
6.00%, 1/15/2029 (a)	669,000	663,876
7.38%, 1/15/2031 (a)	290,000	297,958
7.25%, 3/1/2032 (a)	167,000	171,054
Comstock Resources, Inc.
6.75%, 3/1/2029 (a)	226,000	222,035
5.88%, 1/15/2030 (a)	1,672,000	1,592,675
Coronado Finance Pty. Ltd. (Australia) 9.25%, 10/1/2029 (a)	280,000	283,345
CQP Holdco LP
5.50%, 6/15/2031 (a)	1,216,000	1,178,368
7.50%, 12/15/2033 (a)	285,000	303,581
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	63

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Crescent Energy Finance LLC
9.25%, 2/15/2028 (a)	724,000	757,792
7.63%, 4/1/2032 (a)	312,000	312,111
7.38%, 1/15/2033 (a)	1,098,000	1,076,767
CVR Energy, Inc.
5.75%, 2/15/2028 (a)	604,000	573,092
8.50%, 1/15/2029 (a)	77,000	75,949
Delek Logistics Partners LP
7.13%, 6/1/2028 (a)	450,000	456,321
8.63%, 3/15/2029 (a)	600,000	628,970
DT Midstream, Inc.
4.13%, 6/15/2029 (a)	892,000	845,655
4.38%, 6/15/2031 (a)	551,000	511,776
Encino Acquisition Partners Holdings LLC
8.50%, 5/1/2028 (a)	588,000	602,496
8.75%, 5/1/2031 (a)	248,000	266,490
Energean plc (Israel) 6.50%, 4/30/2027 (a)	372,000	370,140
Energy Transfer LP
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.02%), 8.00%, 5/15/2054 (c)	71,000	75,494
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.83%), 7.13%, 10/1/2054 (c)	751,000	771,389
EQM Midstream Partners LP
7.50%, 6/1/2027 (a)	504,000	516,596
6.50%, 7/1/2027 (a)	94,000	96,413
4.50%, 1/15/2029 (a)	1,111,000	1,082,098
4.75%, 1/15/2031 (a)	1,466,000	1,415,226
FTAI Infra Escrow Holdings LLC 10.50%, 6/1/2027 (a)	416,000	437,932
Genesis Energy LP
8.00%, 1/15/2027	215,000	219,063
7.75%, 2/1/2028	181,000	183,058
8.25%, 1/15/2029	152,000	156,754
8.88%, 4/15/2030	473,000	491,149
7.88%, 5/15/2032	1,290,000	1,297,864
8.00%, 5/15/2033	45,000	45,452
Global Partners LP 8.25%, 1/15/2032 (a)	811,000	844,840
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (a)	128,000	130,626
Harvest Midstream I LP
7.50%, 9/1/2028 (a)	722,000	737,309
7.50%, 5/15/2032 (a)	157,000	164,560
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Oil, Gas & Consumable Fuels — continued
Hess Midstream Operations LP
5.63%, 2/15/2026 (a)	330,000	329,953
5.13%, 6/15/2028 (a)	1,001,000	988,434
6.50%, 6/1/2029 (a)	388,000	396,271
5.50%, 10/15/2030 (a)	393,000	388,111
Hilcorp Energy I LP
6.25%, 11/1/2028 (a)	981,000	979,634
6.00%, 2/1/2031 (a)	114,000	108,300
6.25%, 4/15/2032 (a)	1,228,000	1,174,148
8.38%, 11/1/2033 (a)	430,000	449,329
7.25%, 2/15/2035 (a)	588,000	578,110
Howard Midstream Energy Partners LLC
8.88%, 7/15/2028 (a)	435,000	458,998
7.38%, 7/15/2032 (a)	368,000	383,446
Ithaca Energy North Sea plc (United Kingdom) 8.13%, 10/15/2029 (a)	669,000	690,278
ITT Holdings LLC 6.50%, 8/1/2029 (a)	840,000	800,304
Karoon USA Finance, Inc. (Brazil) 10.50%, 5/14/2029 (a)	299,000	308,832
Kimmeridge Texas Gas LLC 8.50%, 2/15/2030 (a)	79,000	80,634
Kinetik Holdings LP 6.63%, 12/15/2028 (a)	1,255,000	1,283,864
Kraken Oil & Gas Partners LLC 7.63%, 8/15/2029 (a)	368,000	360,755
Magnolia Oil & Gas Operating LLC 6.88%, 12/1/2032 (a)	257,000	259,131
Martin Midstream Partners LP 11.50%, 2/15/2028 (a)	485,000	526,161
Matador Resources Co.
6.88%, 4/15/2028 (a)	1,043,000	1,065,323
6.50%, 4/15/2032 (a)	20,000	20,000
6.25%, 4/15/2033 (a)	387,000	380,249
MEG Energy Corp. (Canada) 5.88%, 2/1/2029 (a)	420,000	414,759
Moss Creek Resources Holdings, Inc. 8.25%, 9/1/2031 (a)	524,000	526,634
Murphy Oil Corp.
6.00%, 10/1/2032	513,000	497,577
5.87%, 12/1/2042 (f)	181,000	156,517
New Fortress Energy, Inc.
6.50%, 9/30/2026 (a)	1,101,000	1,037,332
8.75%, 3/15/2029 (a)	153,000	130,745
NFE Financing LLC 12.00%, 11/15/2029 (a)	1,004,000	992,154
NGL Energy Operating LLC
8.13%, 2/15/2029 (a)	207,000	210,803
8.38%, 2/15/2032 (a)	1,331,000	1,352,210
SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Northern Oil & Gas, Inc. 8.13%, 3/1/2028 (a)	966,000	980,287
Northriver Midstream Finance LP (Canada) 6.75%, 7/15/2032 (a)	400,000	408,308
NuStar Logistics LP
6.00%, 6/1/2026	1,129,000	1,135,321
5.63%, 4/28/2027	35,000	35,160
Parkland Corp. (Canada)
4.50%, 10/1/2029 (a)	75,000	71,034
4.63%, 5/1/2030 (a)	1,558,000	1,462,473
6.63%, 8/15/2032 (a)	220,000	221,917
PBF Holding Co. LLC
6.00%, 2/15/2028	327,000	315,969
7.88%, 9/15/2030 (a)	592,000	567,263
Permian Resources Operating LLC
8.00%, 4/15/2027 (a)	204,000	209,057
5.88%, 7/1/2029 (a)	1,254,000	1,249,091
7.00%, 1/15/2032 (a)	999,000	1,026,353
Prairie Acquiror LP 9.00%, 8/1/2029 (a)	284,000	294,327
Range Resources Corp.
8.25%, 1/15/2029	446,000	459,221
4.75%, 2/15/2030 (a)	314,000	299,703
Rockies Express Pipeline LLC
4.80%, 5/15/2030 (a)	227,000	214,012
6.88%, 4/15/2040 (a)	874,000	861,877
Sitio Royalties Operating Partnership LP 7.88%, 11/1/2028 (a)	497,000	520,659
SM Energy Co.
6.50%, 7/15/2028	1,031,000	1,033,366
7.00%, 8/1/2032 (a)	829,000	829,368
South Bow Canadian Infrastructure Holdings Ltd. (Canada)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.67%), 7.50%, 3/1/2055 (a) (c)	571,000	588,380
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.95%), 7.63%, 3/1/2055 (a) (c)	169,000	173,694
Strathcona Resources Ltd. (Canada) 6.88%, 8/1/2026 (a)	350,000	351,248
Summit Midstream Holdings LLC 8.63%, 10/31/2029 (a)	561,000	589,406
Sunnova Energy Corp.
5.88%, 9/1/2026 (a)	70,000	52,760
11.75%, 10/1/2028 (a)	596,000	339,720
Sunoco LP
6.00%, 4/15/2027	895,000	896,187
5.88%, 3/15/2028	226,000	225,972
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Oil, Gas & Consumable Fuels — continued
7.00%, 5/1/2029 (a)	10,000	10,363
4.50%, 5/15/2029	1,297,000	1,240,982
4.50%, 4/30/2030	771,000	729,153
7.25%, 5/1/2032 (a)	64,000	66,785
Tallgrass Energy Partners LP
6.00%, 3/1/2027 (a)	1,211,000	1,210,557
5.50%, 1/15/2028 (a)	66,000	64,780
7.38%, 2/15/2029 (a)	321,000	328,076
6.00%, 12/31/2030 (a)	354,000	343,549
6.00%, 9/1/2031 (a)	188,000	181,511
Talos Production, Inc.
9.00%, 2/1/2029 (a)	744,000	769,379
9.38%, 2/1/2031 (a)	98,000	100,843
Teine Energy Ltd. (Canada) 6.88%, 4/15/2029 (a)	130,000	126,166
TerraForm Power Operating LLC 5.00%, 1/31/2028 (a)	928,000	897,582
TGNR Intermediate Holdings LLC 5.50%, 10/15/2029 (a)	461,000	439,143
Topaz Solar Farms LLC 5.75%, 9/30/2039 (a)	137,460	132,540
Venture Global Calcasieu Pass LLC
3.88%, 8/15/2029 (a)	1,283,000	1,196,184
6.25%, 1/15/2030 (a)	864,000	884,064
4.13%, 8/15/2031 (a)	953,000	868,469
3.88%, 11/1/2033 (a)	99,000	86,061
Venture Global LNG, Inc.
8.13%, 6/1/2028 (a)	918,000	956,264
9.50%, 2/1/2029 (a)	2,683,000	2,962,842
8.38%, 6/1/2031 (a)	2,644,000	2,755,159
9.88%, 2/1/2032 (a)	1,146,000	1,253,359
Vermilion Energy, Inc. (Canada)
6.88%, 5/1/2030 (a)	254,000	251,723
7.25%, 2/15/2033 (a)	204,000	198,405
Viper Energy, Inc.
5.38%, 11/1/2027 (a)	234,000	232,370
7.38%, 11/1/2031 (a)	333,000	349,139
Vital Energy, Inc.
7.75%, 7/31/2029 (a)	653,000	648,120
9.75%, 10/15/2030	411,000	431,262
W&T Offshore, Inc. 10.75%, 2/1/2029 (a)	220,000	221,383
Wildfire Intermediate Holdings LLC 7.50%, 10/15/2029 (a)	474,000	470,482
		85,771,957
Paper & Forest Products — 0.3%
Clearwater Paper Corp. 4.75%, 8/15/2028 (a)	191,000	179,295
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	65

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Paper & Forest Products — continued
Domtar Corp. 6.75%, 10/1/2028 (a)	911,000	845,063
Louisiana-Pacific Corp. 3.63%, 3/15/2029 (a)	241,000	225,739
Magnera Corp.
4.75%, 11/15/2029 (a)	137,000	124,583
7.25%, 11/15/2031 (a)	751,000	754,372
Mercer International, Inc. (Germany)
12.88%, 10/1/2028 (a)	608,000	663,806
5.13%, 2/1/2029	192,000	174,212
		2,967,070
Passenger Airlines — 1.2%
Air Canada (Canada) 3.88%, 8/15/2026 (a)	826,000	808,540
Allegiant Travel Co. 7.25%, 8/15/2027 (a)	358,000	361,679
American Airlines, Inc.
5.50%, 4/20/2026 (a)	1,156,671	1,155,465
5.75%, 4/20/2029 (a)	1,586,009	1,577,222
8.50%, 5/15/2029 (a)	1,486,000	1,565,859
JetBlue Airways Corp. 9.88%, 9/20/2031 (a)	1,398,000	1,479,927
OneSky Flight LLC 8.88%, 12/15/2029 (a)	359,000	372,679
United Airlines, Inc.
4.38%, 4/15/2026 (a)	1,095,000	1,081,152
4.63%, 4/15/2029 (a)	1,709,000	1,647,507
VistaJet Malta Finance plc (Switzerland)
7.88%, 5/1/2027 (a)	162,000	160,256
6.38%, 2/1/2030 (a)	1,298,000	1,171,194
		11,381,480
Personal Care Products — 0.4%
BellRing Brands, Inc. 7.00%, 3/15/2030 (a)	582,000	603,448
Edgewell Personal Care Co.
5.50%, 6/1/2028 (a)	85,000	83,942
4.13%, 4/1/2029 (a)	813,000	757,173
Perrigo Finance Unlimited Co.
4.90%, 6/15/2030 (f)	1,076,000	1,026,788
Series USD, 6.13%, 9/30/2032	172,000	172,000
Prestige Brands, Inc. 3.75%, 4/1/2031 (a)	791,000	712,686
		3,356,037
Pharmaceuticals — 1.4%
Bausch Health Americas, Inc.
9.25%, 4/1/2026 (a)	133,000	132,335
8.50%, 1/31/2027 (a)	834,000	808,459
Bausch Health Cos., Inc.
6.13%, 2/1/2027 (a)	280,000	269,850
5.75%, 8/15/2027 (a)	1,354,000	1,287,992
5.00%, 1/30/2028 (a)	469,000	369,337
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pharmaceuticals — continued
4.88%, 6/1/2028 (a)	288,000	249,840
11.00%, 9/30/2028 (a)	1,126,000	1,140,075
5.25%, 1/30/2030 (a)	443,000	286,032
14.00%, 10/15/2030 (a)	998,000	977,741
5.25%, 2/15/2031 (a)	700,000	432,740
Cheplapharm Arzneimittel GmbH (Germany) 5.50%, 1/15/2028 (a)	447,000	407,153
Elanco Animal Health, Inc. 6.65%, 8/28/2028 (f)	566,000	576,629
Endo Finance Holdings, Inc. 8.50%, 4/15/2031 (a)	740,000	793,108
HLF Financing Sarl LLC 12.25%, 4/15/2029 (a)	193,000	207,751
HLF Financing SARL LLC 4.88%, 6/1/2029 (a)	898,000	690,685
Jazz Securities DAC 4.38%, 1/15/2029 (a)	1,180,000	1,131,623
Mallinckrodt International Finance SA 14.75%, 11/14/2028 (a)	362,000	382,010
Organon & Co.
4.13%, 4/30/2028 (a)	1,259,000	1,197,594
5.13%, 4/30/2031 (a)	783,000	713,489
6.75%, 5/15/2034 (a)	324,000	328,542
7.88%, 5/15/2034 (a)	1,092,000	1,120,415
		13,503,400
Professional Services — 0.4%
Amentum Holdings, Inc. 7.25%, 8/1/2032 (a)	741,000	756,328
AMN Healthcare, Inc. 4.63%, 10/1/2027 (a)	548,000	529,324
CoreLogic, Inc. 4.50%, 5/1/2028 (a)	497,000	470,409
Dun & Bradstreet Corp. (The) 5.00%, 12/15/2029 (a)	414,000	404,570
KBR, Inc. 4.75%, 9/30/2028 (a)	149,000	142,847
Korn Ferry 4.63%, 12/15/2027 (a)	253,000	246,747
Science Applications International Corp. 4.88%, 4/1/2028 (a)	185,000	178,528
TriNet Group, Inc.
3.50%, 3/1/2029 (a)	65,000	59,610
7.13%, 8/15/2031 (a)	509,000	521,074
VT Topco, Inc. 8.50%, 8/15/2030 (a)	357,000	379,803
		3,689,240
Real Estate Management & Development — 0.7%
Anywhere Real Estate Group LLC
5.75%, 1/15/2029 (a)	509,000	418,758
7.00%, 4/15/2030 (a)	627,000	579,060
Cushman & Wakefield US Borrower LLC
6.75%, 5/15/2028 (a)	699,000	705,895
8.88%, 9/1/2031 (a)	55,000	59,141
SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Real Estate Management & Development — continued
Five Point Operating Co. LP 10.50%, 1/15/2028 (a) (f)	372,132	379,994
Forestar Group, Inc.
3.85%, 5/15/2026 (a)	153,000	150,795
5.00%, 3/1/2028 (a)	307,000	300,052
Greystar Real Estate Partners LLC 7.75%, 9/1/2030 (a)	278,000	292,458
Howard Hughes Corp. (The)
5.38%, 8/1/2028 (a)	1,378,000	1,339,872
4.38%, 2/1/2031 (a)	18,000	16,049
Hunt Cos., Inc. 5.25%, 4/15/2029 (a)	387,000	372,485
Kennedy-Wilson, Inc.
4.75%, 3/1/2029	767,000	718,326
4.75%, 2/1/2030	414,000	378,659
5.00%, 3/1/2031	138,000	124,988
Newmark Group, Inc. 7.50%, 1/12/2029	246,000	261,109
		6,097,641
Retail REITs — 0.1%
Brookfield Property REIT, Inc.
5.75%, 5/15/2026 (a)	152,000	151,509
4.50%, 4/1/2027 (a)	917,000	883,505
		1,035,014
Semiconductors & Semiconductor Equipment — 0.4%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	341,000	341,564
ams-OSRAM AG (Austria) 12.25%, 3/30/2029 (a)	345,000	364,383
Entegris, Inc.
4.75%, 4/15/2029 (a)	2,213,000	2,138,675
5.95%, 6/15/2030 (a)	87,000	87,169
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	460,000	435,139
Synaptics, Inc. 4.00%, 6/15/2029 (a)	280,000	259,178
		3,626,108
Software — 2.8%
ACI Worldwide, Inc. 5.75%, 8/15/2026 (a)	254,000	254,028
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a)	1,682,000	1,631,940
Camelot Finance SA 4.50%, 11/1/2026 (a)	473,000	465,063
Capstone Borrower, Inc. 8.00%, 6/15/2030 (a)	350,000	366,667
Central Parent, Inc. 7.25%, 6/15/2029 (a)	1,055,000	978,718
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (a)	1,246,000	1,169,322
Cloud Software Group, Inc.
6.50%, 3/31/2029 (a)	3,399,000	3,343,366
9.00%, 9/30/2029 (a)	3,117,000	3,185,652
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Software — continued
8.25%, 6/30/2032 (a)	234,000	242,638
Consensus Cloud Solutions, Inc. 6.50%, 10/15/2028 (a)	242,000	242,727
Crowdstrike Holdings, Inc. 3.00%, 2/15/2029	524,000	483,578
Dye & Durham Ltd. (Canada) 8.63%, 4/15/2029 (a)	356,000	372,508
Elastic NV 4.13%, 7/15/2029 (a)	402,000	379,369
Ellucian Holdings, Inc. 6.50%, 12/1/2029 (a)	442,000	444,790
Fair Isaac Corp.
5.25%, 5/15/2026 (a)	83,000	83,089
4.00%, 6/15/2028 (a)	837,000	801,123
Gen Digital, Inc.
6.75%, 9/30/2027 (a)	1,054,000	1,073,174
6.25%, 4/1/2033 (a)	145,000	145,178
GoTo Group, Inc. 5.50%, 5/1/2028 (a)	755,000	339,750
Helios Software Holdings, Inc.
4.63%, 5/1/2028 (a)	408,000	372,349
8.75%, 5/1/2029 (a)	288,000	290,442
McAfee Corp. 7.38%, 2/15/2030 (a)	1,412,000	1,375,812
NCR Voyix Corp. 5.00%, 10/1/2028 (a)	734,000	711,795
Open Text Corp. (Canada)
3.88%, 2/15/2028 (a)	1,433,000	1,357,096
3.88%, 12/1/2029 (a)	26,000	23,907
Open Text Holdings, Inc. (Canada) 4.13%, 12/1/2031 (a)	765,000	685,424
PTC, Inc. 4.00%, 2/15/2028 (a)	350,000	337,238
Rackspace Finance LLC 3.50%, 5/15/2028 (a)	153,000	84,057
RingCentral, Inc. 8.50%, 8/15/2030 (a)	322,000	339,744
Rocket Software, Inc. 6.50%, 2/15/2029 (a)	1,028,000	989,378
SS&C Technologies, Inc.
5.50%, 9/30/2027 (a)	1,318,000	1,312,364
6.50%, 6/1/2032 (a)	561,000	573,922
UKG, Inc. 6.88%, 2/1/2031 (a)	1,747,000	1,793,018
ZoomInfo Technologies LLC 3.88%, 2/1/2029 (a)	455,000	421,527
		26,670,753
Specialized REITs — 0.8%
Iron Mountain, Inc.
4.88%, 9/15/2027 (a)	275,000	270,605
5.00%, 7/15/2028 (a)	1,226,000	1,200,371
4.88%, 9/15/2029 (a)	628,000	604,971
5.25%, 7/15/2030 (a)	2,166,000	2,091,030
4.50%, 2/15/2031 (a)	771,000	715,193
5.63%, 7/15/2032 (a)	1,070,000	1,038,722
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	67

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Specialized REITs — continued
SBA Communications Corp.
3.88%, 2/15/2027	930,000	905,617
3.13%, 2/1/2029	1,107,000	1,014,738
		7,841,247
Specialty Retail — 2.9%
Academy Ltd. 6.00%, 11/15/2027 (a)	269,000	268,722
Advance Auto Parts, Inc.
5.90%, 3/9/2026	394,000	395,541
1.75%, 10/1/2027	50,000	45,013
5.95%, 3/9/2028	602,000	606,275
3.90%, 4/15/2030	108,000	95,897
Arko Corp. 5.13%, 11/15/2029 (a)	315,000	284,479
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	80,000	77,632
4.63%, 11/15/2029 (a)	1,246,000	1,187,351
5.00%, 2/15/2032 (a)	240,000	223,918
Bath & Body Works, Inc.
6.69%, 1/15/2027	99,000	101,136
5.25%, 2/1/2028	15,000	14,930
6.63%, 10/1/2030 (a)	809,000	826,042
6.88%, 11/1/2035	455,000	471,715
6.75%, 7/1/2036	1,171,000	1,195,689
Carvana Co.
12.00% (PIK), 12/1/2028 (a) (b)	97,000	100,022
13.00% (PIK), 6/1/2030 (a) (b)	1,057,800	1,117,565
14.00% (PIK), 6/1/2031 (a) (b)	1,824,857	2,064,358
Cougar JV Subsidiary LLC 8.00%, 5/15/2032 (a)	602,000	637,296
eG Global Finance plc (United Kingdom) 12.00%, 11/30/2028 (a)	810,000	908,503
Escrow Rite Aid 0.00%, 12/31/2049 ‡ (g)	27,437	1,575
Evergreen Acqco 1 LP 9.75%, 4/26/2028 (a)	229,000	240,302
Foot Locker, Inc. 4.00%, 10/1/2029 (a)	272,000	233,497
Gap, Inc. (The)
3.63%, 10/1/2029 (a)	712,000	650,553
3.88%, 10/1/2031 (a)	320,000	281,839
Global Auto Holdings Ltd. (United Kingdom)
8.38%, 1/15/2029 (a)	365,000	349,429
8.75%, 1/15/2032 (a)	794,000	735,623
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	900,000	857,116
GYP Holdings III Corp. 4.63%, 5/1/2029 (a)	298,000	283,978
Ken Garff Automotive LLC 4.88%, 9/15/2028 (a)	303,000	291,794
LBM Acquisition LLC 6.25%, 1/15/2029 (a)	724,000	666,360
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Specialty Retail — continued
LCM Investments Holdings II LLC
4.88%, 5/1/2029 (a)	768,000	731,833
8.25%, 8/1/2031 (a)	531,000	560,408
Lithia Motors, Inc. 3.88%, 6/1/2029 (a)	1,238,000	1,146,881
Michaels Cos., Inc. (The)
5.25%, 5/1/2028 (a)	1,107,000	830,509
7.88%, 5/1/2029 (a)	75,000	45,780
Murphy Oil USA, Inc. 3.75%, 2/15/2031 (a)	973,000	870,256
Park River Holdings, Inc.
5.63%, 2/1/2029 (a)	264,000	225,588
6.75%, 8/1/2029 (a)	245,000	211,967
Penske Automotive Group, Inc. 3.75%, 6/15/2029	407,000	378,836
PetSmart, Inc.
4.75%, 2/15/2028 (a)	896,000	850,767
7.75%, 2/15/2029 (a)	884,000	855,406
Sally Holdings LLC 6.75%, 3/1/2032	533,000	540,896
Sonic Automotive, Inc.
4.63%, 11/15/2029 (a)	234,000	220,280
4.88%, 11/15/2031 (a)	541,000	501,795
Specialty Building Products Holdings LLC 7.75%, 10/15/2029 (a)	395,000	403,702
Staples, Inc.
10.75%, 9/1/2029 (a)	1,573,000	1,502,236
12.75%, 1/15/2030 (a)	859,520	622,085
Upbound Group, Inc. 6.38%, 2/15/2029 (a)	305,000	298,270
Valvoline, Inc. 3.63%, 6/15/2031 (a)	435,000	380,941
Victoria's Secret & Co. 4.63%, 7/15/2029 (a)	460,000	418,588
Victra Holdings LLC 8.75%, 9/15/2029 (a)	306,000	325,188
White Cap Buyer LLC 6.88%, 10/15/2028 (a)	443,000	442,593
		27,578,955
Technology Hardware, Storage & Peripherals — 0.5%
Diebold Nixdorf, Inc. 7.75%, 3/31/2030 (a)	658,000	686,114
Seagate HDD Cayman
4.88%, 6/1/2027	114,000	112,564
4.09%, 6/1/2029	1,394,000	1,320,285
4.13%, 1/15/2031	508,000	461,523
8.50%, 7/15/2031	258,000	277,452
9.63%, 12/1/2032	356,000	403,849
Xerox Corp. 6.75%, 12/15/2039	426,000	268,663
Xerox Holdings Corp. 8.88%, 11/30/2029 (a)	852,000	703,073
		4,233,523
SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Textiles, Apparel & Luxury Goods — 0.5%
Champ Acquisition Corp. 8.38%, 12/1/2031 (a)	350,000	367,659
Crocs, Inc.
4.25%, 3/15/2029 (a)	345,000	323,399
4.13%, 8/15/2031 (a)	106,000	94,510
Hanesbrands, Inc.
4.88%, 5/15/2026 (a)	727,000	726,416
9.00%, 2/15/2031 (a)	365,000	388,721
Kontoor Brands, Inc. 4.13%, 11/15/2029 (a)	272,000	251,949
Levi Strauss & Co. 3.50%, 3/1/2031 (a)	350,000	312,100
S&S Holdings LLC 8.38%, 10/1/2031 (a)	420,000	418,663
Under Armour, Inc. 3.25%, 6/15/2026	414,000	402,195
VF Corp.
2.95%, 4/23/2030	103,000	89,872
6.00%, 10/15/2033	405,000	398,035
6.45%, 11/1/2037	657,000	650,662
William Carter Co. (The) 5.63%, 3/15/2027 (a)	343,000	341,921
Wolverine World Wide, Inc. 4.00%, 8/15/2029 (a)	445,000	384,185
		5,150,287
Trading Companies & Distributors — 1.6%
Alta Equipment Group, Inc. 9.00%, 6/1/2029 (a)	350,000	324,874
Beacon Roofing Supply, Inc.
4.13%, 5/15/2029 (a)	118,000	114,886
6.50%, 8/1/2030 (a)	756,000	777,594
BlueLinx Holdings, Inc. 6.00%, 11/15/2029 (a)	232,000	224,656
Boise Cascade Co. 4.88%, 7/1/2030 (a)	325,000	308,262
Fortress Transportation and Infrastructure Investors LLC
5.50%, 5/1/2028 (a)	644,000	635,291
7.88%, 12/1/2030 (a)	517,000	544,547
7.00%, 5/1/2031 (a)	793,000	812,409
7.00%, 6/15/2032 (a)	371,000	379,642
5.88%, 4/15/2033 (a)	50,000	48,522
Foundation Building Materials, Inc. 6.00%, 3/1/2029 (a)	301,000	266,369
H&E Equipment Services, Inc. 3.88%, 12/15/2028 (a)	861,000	860,812
Herc Holdings, Inc.
5.50%, 7/15/2027 (a)	1,090,000	1,082,953
6.63%, 6/15/2029 (a)	275,000	278,887
Imola Merger Corp. 4.75%, 5/15/2029 (a)	1,461,000	1,405,528
United Rentals North America, Inc.
4.88%, 1/15/2028	2,096,000	2,067,497
5.25%, 1/15/2030	1,647,000	1,628,594
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Trading Companies & Distributors — continued
3.75%, 1/15/2032	244,000	218,215
6.13%, 3/15/2034 (a)	1,030,000	1,041,631
WESCO Distribution, Inc.
7.25%, 6/15/2028 (a)	189,000	192,262
6.38%, 3/15/2029 (a)	323,000	328,591
6.63%, 3/15/2032 (a)	1,561,000	1,594,202
		15,136,224
Wireless Telecommunication Services — 1.3%
Altice France Holding SA (Luxembourg)
10.50%, 5/15/2027 (a)	895,000	279,572
6.00%, 2/15/2028 (a)	1,069,000	328,775
Connect Finco SARL (United Kingdom) 9.00%, 9/15/2029 (a)	1,342,000	1,229,892
Hughes Satellite Systems Corp.
5.25%, 8/1/2026	377,000	350,810
6.63%, 8/1/2026	621,000	502,523
Millicom International Cellular SA (Guatemala)
4.50%, 4/27/2031 (a)	324,000	289,024
7.38%, 4/2/2032 (a)	1,191,000	1,211,545
Rogers Communications, Inc. (Canada)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.62%), 7.13%, 4/15/2055 (c)	1,382,000	1,390,122
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.59%), 5.25%, 3/15/2082 (a) (c)	524,000	512,227
United States Cellular Corp. 6.70%, 12/15/2033	355,000	383,530
Vmed O2 UK Financing I plc (United Kingdom)
4.75%, 7/15/2031 (a)	360,000	315,566
7.75%, 4/15/2032 (a)	1,394,000	1,414,322
Vodafone Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.45%), 3.25%, 6/4/2081 (c)	1,151,000	1,113,057
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 4.13%, 6/4/2081 (c)	884,000	794,613
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.07%), 5.13%, 6/4/2081 (c)	1,336,000	1,031,729
Zegona Finance plc (United Kingdom) 8.63%, 7/15/2029 (a)	622,000	660,875
		11,808,182
Total Corporate Bonds (Cost $918,054,526)		918,501,588
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	69

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — 0.0% ^
Pharmaceuticals — 0.0% ^
Mallinckrodt plc ‡ *	739	71,429
Software — 0.0% ^
Cwt Travel Group, Inc. ‡ *	1,455	5,820
Specialty Retail — 0.0% ^
Rite Aid ‡ * (g)	275	—
Total Common Stocks (Cost $65,231)		77,249
Short-Term Investments — 0.6%
Investment Companies — 0.6%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.32% (h) (i) (Cost $6,152,103)	6,152,103	6,152,103
Total Investments — 98.8% (Cost $924,271,860)		924,730,940
Other Assets in Excess of Liabilities — 1.2%		10,775,175
NET ASSETS — 100.0%		935,506,115

Percentages indicated are based on net assets.

Abbreviations
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
PIK	Payment In Kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2025.
(d)	Security is an interest bearing note with preferred security characteristics.
(e)
Security is perpetual and thus, does not have a
predetermined maturity date. The coupon rate for this
security is fixed for a period of time and may be
structured to adjust thereafter. The date shown, if
applicable, reflects the next call date. The coupon rate
shown is the rate in effect as of February 28, 2025.

(f)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of February 28, 2025.

(g)	Defaulted security.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of February 28, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. Morgan Exchange-Traded Funds	February 28, 2025

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 98.1%
Aerospace & Defense — 2.6%
Boeing Co. (The)
3.60%, 5/1/2034	230,000	198,189
3.25%, 2/1/2035	2,000	1,641
3.38%, 6/15/2046	38,000	25,751
5.81%, 5/1/2050	29,000	28,012
GE Capital Funding LLC 4.55%, 5/15/2032	50,000	48,937
General Dynamics Corp.
4.25%, 4/1/2040	53,000	47,378
2.85%, 6/1/2041	2,000	1,464
3.60%, 11/15/2042	34,000	27,669
4.25%, 4/1/2050	12,000	10,138
Huntington Ingalls Industries, Inc. 4.20%, 5/1/2030	102,000	97,815
L3Harris Technologies, Inc. 4.40%, 6/15/2028	150,000	148,726
Lockheed Martin Corp.
4.50%, 5/15/2036	27,000	25,829
5.72%, 6/1/2040 (a)	85,000	89,458
4.15%, 6/15/2053	48,000	39,381
5.90%, 11/15/2063	32,000	33,907
Northrop Grumman Corp.
3.25%, 1/15/2028	90,000	86,868
3.85%, 4/15/2045	44,000	35,317
4.03%, 10/15/2047	41,000	33,233
RTX Corp.
3.13%, 5/4/2027	53,000	51,458
4.13%, 11/16/2028	34,000	33,497
4.45%, 11/16/2038	40,000	36,704
Textron, Inc. 3.38%, 3/1/2028	35,000	33,725
		1,135,097
Air Freight & Logistics — 0.3%
GXO Logistics, Inc. 2.65%, 7/15/2031	28,000	24,192
United Parcel Service, Inc.
2.40%, 11/15/2026	5,000	4,848
4.25%, 3/15/2049	98,000	82,219
5.30%, 4/1/2050	18,000	17,582
		128,841
Automobile Components — 0.1%
Aptiv Swiss Holdings Ltd. 4.40%, 10/1/2046	32,000	24,969
BorgWarner, Inc. 4.38%, 3/15/2045	9,000	7,461
Lear Corp. 3.50%, 5/30/2030	28,000	26,021
		58,451
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Automobiles — 1.0%
Ford Motor Co.
4.35%, 12/8/2026	145,000	142,460
6.63%, 10/1/2028	1,000	1,046
7.45%, 7/16/2031	18,000	19,378
6.10%, 8/19/2032	28,000	27,688
4.75%, 1/15/2043	49,000	38,104
General Motors Co.
6.13%, 10/1/2025	27,000	27,160
5.00%, 4/1/2035	15,000	14,155
5.40%, 4/1/2048	10,000	8,871
5.95%, 4/1/2049	64,000	60,923
Honda Motor Co. Ltd. (Japan) 2.97%, 3/10/2032	30,000	26,561
Toyota Motor Corp. (Japan)
1.34%, 3/25/2026	22,000	21,317
3.67%, 7/20/2028	39,000	38,407
5.12%, 7/13/2033	2,000	2,054
		428,124
Banks — 16.0%
Banco Santander SA (Spain) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 4.18%, 3/24/2028 (b)	200,000	197,665
Bank of America Corp.
3.50%, 4/19/2026	35,000	34,616
4.25%, 10/22/2026	16,000	15,929
(SOFR + 1.29%), 5.08%, 1/20/2027 (b)	14,000	14,056
Series N, (SOFR + 0.91%), 1.66%, 3/11/2027 (b)	82,000	79,573
(3-MONTH CME TERM SOFR + 1.32%), 3.56%, 4/23/2027 (b)	47,000	46,445
(SOFR + 1.34%), 5.93%, 9/15/2027 (b)	2,000	2,039
Series L, 4.18%, 11/25/2027	161,000	159,278
(SOFR + 1.05%), 2.55%, 2/4/2028 (b)	258,000	248,146
(3-MONTH CME TERM SOFR + 1.30%), 3.42%, 12/20/2028 (b)	22,000	21,248
(3-MONTH CME TERM SOFR + 1.44%), 3.19%, 7/23/2030 (b)	75,000	70,163
(3-MONTH CME TERM SOFR + 1.25%), 2.50%, 2/13/2031 (b)	187,000	167,427
(SOFR + 1.32%), 2.69%, 4/22/2032 (b)	237,000	208,546
(SOFR + 1.22%), 2.30%, 7/21/2032 (b)	13,000	11,083
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.20%), 2.48%, 9/21/2036 (b)	45,000	37,491
(3-MONTH CME TERM SOFR + 3.41%), 4.08%, 3/20/2051 (b)	33,000	26,649
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	71

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Bank of Montreal (Canada)
(SOFR + 0.60%), 0.95%, 1/22/2027 (b)	46,000	44,554
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.40%), 3.09%, 1/10/2037 (b) (c)	48,000	40,828
Bank of Nova Scotia (The) (Canada)
4.85%, 2/1/2030	45,000	45,213
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 4.59%, 5/4/2037 (b) (c)	45,000	41,834
Barclays plc (United Kingdom) 4.38%, 1/12/2026	200,000	199,506
Canadian Imperial Bank of Commerce (Canada) 6.09%, 10/3/2033	48,000	51,151
Citibank NA 5.86%, 9/29/2025	250,000	251,652
Citigroup, Inc.
3.20%, 10/21/2026	24,000	23,491
(SOFR + 0.77%), 1.46%, 6/9/2027 (b)	29,000	27,856
4.45%, 9/29/2027	5,000	4,965
6.63%, 1/15/2028	5,000	5,291
(SOFR + 1.89%), 4.66%, 5/24/2028 (b)	50,000	49,976
(SOFR + 1.42%), 2.98%, 11/5/2030 (b)	179,000	164,319
(SOFR + 1.15%), 2.67%, 1/29/2031 (b)	137,000	123,495
(SOFR + 3.91%), 4.41%, 3/31/2031 (b)	179,000	174,460
(SOFR + 1.18%), 2.52%, 11/3/2032 (b)	7,000	5,995
(3-MONTH CME TERM SOFR + 1.43%), 3.88%, 1/24/2039 (b)	4,000	3,424
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.73%), 5.41%, 9/19/2039 (b)	22,000	21,273
4.75%, 5/18/2046	30,000	26,372
Citizens Financial Group, Inc.
2.64%, 9/30/2032	36,000	29,918
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.75%), 5.64%, 5/21/2037 (b)	13,000	12,851
Comerica, Inc. 4.00%, 2/1/2029	50,000	48,049
Cooperatieve Rabobank UA (Netherlands) 5.25%, 5/24/2041	147,000	147,171
Fifth Third Bancorp
(SOFRINDX + 2.19%), 6.36%, 10/27/2028 (b)	116,000	120,700
(SOFRINDX + 2.13%), 4.77%, 7/28/2030 (b)	9,000	8,955
8.25%, 3/1/2038	35,000	42,844
HSBC Holdings plc (United Kingdom)
(SOFR + 1.29%), 2.21%, 8/17/2029 (b)	200,000	183,086
(SOFR + 2.87%), 5.40%, 8/11/2033 (b)	271,000	273,938
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
6.80%, 6/1/2038	149,000	160,074
6.10%, 1/14/2042	21,000	22,668
Huntington Bancshares, Inc.
(SOFR + 2.02%), 6.21%, 8/21/2029 (b)	31,000	32,326
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.17%), 2.49%, 8/15/2036 (b)	48,000	39,745
KeyCorp (SOFRINDX + 2.06%), 4.79%, 6/1/2033 (b)	6,000	5,771
Lloyds Banking Group plc (United Kingdom) 4.55%, 8/16/2028	200,000	198,754
M&T Bank Corp. (SOFR + 1.61%), 5.39%, 1/16/2036 (b)	40,000	39,686
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.96%, 3/2/2028	50,000	49,269
3.74%, 3/7/2029	128,000	124,258
4.15%, 3/7/2039	104,000	96,346
Mizuho Financial Group, Inc. (Japan) 4.02%, 3/5/2028	200,000	196,932
PNC Financial Services Group, Inc. (The)
3.15%, 5/19/2027	57,000	55,392
3.45%, 4/23/2029	225,000	215,367
Regions Financial Corp. 7.38%, 12/10/2037	68,000	77,501
Royal Bank of Canada (Canada)
5.00%, 2/1/2033	128,000	128,518
5.00%, 5/2/2033	105,000	105,351
5.15%, 2/1/2034	17,000	17,191
Santander Holdings USA, Inc.
4.40%, 7/13/2027	93,000	92,133
(SOFR + 1.25%), 2.49%, 1/6/2028 (b)	6,000	5,738
(SOFR + 2.36%), 6.50%, 3/9/2029 (b)	53,000	55,069
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.78%, 3/9/2026	75,000	74,535
3.35%, 10/18/2027	5,000	4,861
3.54%, 1/17/2028	93,000	90,648
3.94%, 7/19/2028	5,000	4,910
4.31%, 10/16/2028	12,000	11,904
5.84%, 7/9/2044 (c)	5,000	5,201
Toronto-Dominion Bank (The) (Canada)
2.00%, 9/10/2031	61,000	51,867
3.20%, 3/10/2032	24,000	21,478
4.46%, 6/8/2032	24,000	23,207
Truist Financial Corp.
1.13%, 8/3/2027	30,000	27,700
(SOFR + 1.44%), 4.87%, 1/26/2029 (b)	26,000	26,106
SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(SOFR + 0.86%), 1.89%, 6/7/2029 (b)	7,000	6,392
(SOFR + 2.36%), 5.87%, 6/8/2034 (b)	50,000	51,895
US Bancorp
Series V, 2.38%, 7/22/2026	1,000	973
(SOFR + 1.88%), 6.79%, 10/26/2027 (b)	24,000	24,806
(SOFR + 1.66%), 4.55%, 7/22/2028 (b)	5,000	4,986
(SOFR + 2.02%), 5.78%, 6/12/2029 (b)	28,000	28,870
(SOFR + 1.02%), 2.68%, 1/27/2033 (b)	82,000	70,549
(SOFR + 2.11%), 4.97%, 7/22/2033 (b)	55,000	53,683
(SOFR + 1.60%), 4.84%, 2/1/2034 (b)	21,000	20,461
(SOFR + 2.26%), 5.84%, 6/12/2034 (b)	39,000	40,488
(SOFR + 1.86%), 5.68%, 1/23/2035 (b)	16,000	16,442
Wells Fargo & Co.
(SOFR + 1.98%), 4.81%, 7/25/2028 (b)	1,000	1,002
(SOFR + 1.74%), 5.57%, 7/25/2029 (b)	28,000	28,685
(3-MONTH CME TERM SOFR + 1.43%), 2.88%, 10/30/2030 (b)	18,000	16,536
(SOFR + 1.50%), 3.35%, 3/2/2033 (b)	62,000	55,598
(SOFR + 2.10%), 4.90%, 7/25/2033 (b)	22,000	21,659
(SOFR + 2.02%), 5.39%, 4/24/2034 (b)	32,000	32,335
(SOFR + 1.99%), 5.56%, 7/25/2034 (b)	82,000	83,583
(SOFR + 2.06%), 6.49%, 10/23/2034 (b)	217,000	235,125
5.38%, 2/7/2035	87,000	88,842
5.95%, 12/15/2036	52,000	53,402
(SOFR + 2.53%), 3.07%, 4/30/2041 (b)	39,000	29,541
5.38%, 11/2/2043	162,000	155,788
5.61%, 1/15/2044	104,000	102,712
4.75%, 12/7/2046	10,000	8,703
(SOFR + 2.13%), 4.61%, 4/25/2053 (b)	4,000	3,476
Westpac Banking Corp. (Australia)
2.85%, 5/13/2026	2,000	1,967
5.54%, 11/17/2028	6,000	6,233
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 4.11%, 7/24/2034 (b) (c)	27,000	25,902
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.53%), 3.02%, 11/18/2036 (b) (c)	42,000	36,545
4.42%, 7/24/2039 (c)	58,000	52,991
2.96%, 11/16/2040 (c)	2,000	1,486
		6,935,683
Beverages — 1.6%
Anheuser-Busch Cos. LLC (Belgium)
4.70%, 2/1/2036	45,000	43,632
4.90%, 2/1/2046	124,000	116,052
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Beverages — continued
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
5.45%, 1/23/2039	1,000	1,024
5.80%, 1/23/2059	34,000	35,766
Coca-Cola Co. (The)
1.00%, 3/15/2028	34,000	30,940
2.25%, 1/5/2032	18,000	15,657
4.65%, 8/14/2034	3,000	2,977
2.75%, 6/1/2060	2,000	1,223
Constellation Brands, Inc.
3.15%, 8/1/2029	66,000	61,581
2.25%, 8/1/2031	2,000	1,696
Diageo Investment Corp. (United Kingdom) 7.45%, 4/15/2035	1,000	1,188
Keurig Dr. Pepper, Inc.
3.80%, 5/1/2050	20,000	15,284
3.35%, 3/15/2051	90,000	62,411
Molson Coors Beverage Co. 4.20%, 7/15/2046	28,000	23,026
PepsiCo, Inc.
4.55%, 2/13/2026	2,000	2,004
2.85%, 2/24/2026	2,000	1,972
2.75%, 3/19/2030	18,000	16,606
4.45%, 2/15/2033	90,000	90,078
3.50%, 3/19/2040	9,000	7,477
4.88%, 11/1/2040	49,000	47,826
4.25%, 10/22/2044	127,000	111,644
		690,064
Biotechnology — 2.1%
AbbVie, Inc.
2.95%, 11/21/2026	236,000	230,622
4.30%, 5/14/2036	86,000	80,775
Amgen, Inc.
2.45%, 2/21/2030	75,000	67,572
2.00%, 1/15/2032	68,000	56,739
4.20%, 3/1/2033	24,000	22,744
5.25%, 3/2/2033	15,000	15,227
3.15%, 2/21/2040	6,000	4,637
5.65%, 6/15/2042	41,000	41,560
5.60%, 3/2/2043	10,000	10,075
2.77%, 9/1/2053	8,000	4,864
4.40%, 2/22/2062	133,000	107,729
Biogen, Inc. 3.15%, 5/1/2050	125,000	80,775
Gilead Sciences, Inc.
3.65%, 3/1/2026	151,000	149,824
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	73

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Biotechnology — continued
1.20%, 10/1/2027	11,000	10,130
4.15%, 3/1/2047	35,000	29,254
		912,527
Broadline Retail — 0.9%
Amazon.com, Inc.
1.00%, 5/12/2026	62,000	59,750
1.50%, 6/3/2030	3,000	2,593
4.80%, 12/5/2034	95,000	95,997
3.88%, 8/22/2037	140,000	126,542
4.10%, 4/13/2062	51,000	41,300
eBay, Inc. 4.00%, 7/15/2042	59,000	48,312
		374,494
Building Products — 0.2%
Carrier Global Corp.
2.70%, 2/15/2031	34,000	30,206
3.58%, 4/5/2050	6,000	4,469
Masco Corp. 2.00%, 10/1/2030	51,000	43,895
		78,570
Capital Markets — 7.9%
Ares Capital Corp. 3.20%, 11/15/2031	22,000	19,265
Bain Capital Specialty Finance, Inc. 2.95%, 3/10/2026	6,000	5,866
Bank of New York Mellon Corp. (The)
3.40%, 1/29/2028	56,000	54,568
3.00%, 10/30/2028	4,000	3,786
(SOFR + 1.76%), 4.60%, 7/26/2030 (b)	1,000	998
1.65%, 1/28/2031	1,000	849
(SOFR + 1.42%), 5.19%, 3/14/2035 (b)	33,000	33,296
(SOFR + 1.77%), 5.61%, 7/21/2039 (b)	56,000	57,197
Blackrock, Inc.
1.90%, 1/28/2031	169,000	145,501
4.75%, 5/25/2033	27,000	26,946
Blackstone Private Credit Fund 6.00%, 11/22/2034 (d)	4,000	3,938
Blue Owl Capital Corp.
3.13%, 4/13/2027	61,000	58,258
2.88%, 6/11/2028	53,000	48,850
Blue Owl Credit Income Corp. 6.65%, 3/15/2031	29,000	30,014
Brookfield Finance I UK plc (Canada) 2.34%, 1/30/2032	74,000	62,692
Brookfield Finance, Inc. (Canada) 4.85%, 3/29/2029	35,000	35,130
Cboe Global Markets, Inc. 1.63%, 12/15/2030	7,000	5,925
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Capital Markets — continued
Charles Schwab Corp. (The)
1.95%, 12/1/2031	3,000	2,508
(SOFR + 2.50%), 5.85%, 5/19/2034 (b)	5,000	5,230
CI Financial Corp. (Canada)
3.20%, 12/17/2030	57,000	49,627
4.10%, 6/15/2051	2,000	1,441
Credit Suisse USA LLC (Switzerland) 7.13%, 7/15/2032	15,000	16,901
Deutsche Bank AG (Germany) (SOFR + 1.87%), 2.13%, 11/24/2026 (b)	151,000	148,242
Franklin Resources, Inc. 2.95%, 8/12/2051	3,000	1,945
FS KKR Capital Corp.
2.63%, 1/15/2027	3,000	2,865
3.25%, 7/15/2027	22,000	21,038
Goldman Sachs Group, Inc. (The)
(SOFR + 0.80%), 1.43%, 3/9/2027 (b)	6,000	5,811
(SOFR + 0.82%), 1.54%, 9/10/2027 (b)	22,000	20,991
(SOFR + 1.85%), 3.62%, 3/15/2028 (b)	125,000	122,437
(SOFR + 1.73%), 4.48%, 8/23/2028 (b)	60,000	59,711
(3-MONTH CME TERM SOFR + 1.56%), 4.22%, 5/1/2029 (b)	100,000	98,602
3.80%, 3/15/2030	363,000	347,261
(SOFR + 1.25%), 2.38%, 7/21/2032 (b)	18,000	15,414
6.13%, 2/15/2033	9,000	9,740
(SOFR + 1.95%), 6.56%, 10/24/2034 (b)	38,000	41,591
(SOFR + 1.55%), 5.85%, 4/25/2035 (b)	79,000	82,090
6.75%, 10/1/2037	52,000	56,934
(3-MONTH CME TERM SOFR + 1.63%), 4.02%, 10/31/2038 (b)	32,000	27,794
(SOFR + 1.51%), 3.21%, 4/22/2042 (b)	2,000	1,502
(SOFR + 1.63%), 3.44%, 2/24/2043 (b)	1,000	770
5.15%, 5/22/2045	14,000	13,125
Golub Capital BDC, Inc. 2.05%, 2/15/2027	7,000	6,593
Intercontinental Exchange, Inc.
4.25%, 9/21/2048	75,000	63,642
5.20%, 6/15/2062	63,000	60,042
Moody's Corp. 3.75%, 2/25/2052	11,000	8,429
Morgan Stanley
3.63%, 1/20/2027	86,000	84,895
3.95%, 4/23/2027	118,000	116,421
(SOFR + 0.88%), 1.59%, 5/4/2027 (b)	88,000	84,969
(SOFR + 0.86%), 1.51%, 7/20/2027 (b)	34,000	32,580
(SOFR + 1.61%), 4.21%, 4/20/2028 (b)	10,000	9,904
(3-MONTH CME TERM SOFR + 1.40%), 3.77%, 1/24/2029 (b)	255,000	248,795
SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
(SOFR + 3.12%), 3.62%, 4/1/2031 (b)	61,000	57,586
(SOFR + 1.03%), 1.79%, 2/13/2032 (b)	5,000	4,181
7.25%, 4/1/2032	82,000	93,642
(SOFR + 1.18%), 2.24%, 7/21/2032 (b)	45,000	38,238
(SOFR + 1.20%), 2.51%, 10/20/2032 (b)	1,000	860
(SOFR + 1.29%), 2.94%, 1/21/2033 (b)	15,000	13,152
(SOFR + 1.36%), 2.48%, 9/16/2036 (b)	52,000	43,202
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.95%, 1/19/2038 (b)	10,000	10,202
3.97%, 7/22/2038 (e)	153,000	133,384
(SOFR + 1.71%), 5.52%, 11/19/2055 (b)	68,000	67,908
Nasdaq, Inc. 6.10%, 6/28/2063	2,000	2,082
New Mountain Finance Corp.
6.20%, 10/15/2027	63,000	63,707
6.88%, 2/1/2029	5,000	5,137
Nomura Holdings, Inc. (Japan) 2.33%, 1/22/2027	200,000	191,428
Northern Trust Corp.
3.15%, 5/3/2029	2,000	1,902
6.13%, 11/2/2032	57,000	61,339
Prospect Capital Corp. 3.44%, 10/15/2028	18,000	16,055
S&P Global, Inc.
3.70%, 3/1/2052	68,000	52,491
2.30%, 8/15/2060	4,000	2,077
State Street Corp.
(SOFR + 1.72%), 5.82%, 11/4/2028 (b)	31,000	32,037
(SOFR + 1.00%), 2.62%, 2/7/2033 (b)	41,000	35,582
(SOFR + 1.49%), 3.03%, 11/1/2034 (b)	70,000	64,081
		3,453,192
Chemicals — 1.2%
Albemarle Corp.
4.65%, 6/1/2027	89,000	88,371
5.05%, 6/1/2032	35,000	33,945
Celanese US Holdings LLC 6.58%, 7/15/2029 (a)	25,000	25,960
Dow Chemical Co. (The) 6.90%, 5/15/2053	27,000	30,193
Eastman Chemical Co. 4.65%, 10/15/2044	37,000	32,207
Ecolab, Inc.
2.13%, 2/1/2032	3,000	2,548
2.75%, 8/18/2055	31,000	19,107
FMC Corp. 4.50%, 10/1/2049	18,000	13,783
International Flavors & Fragrances, Inc. 4.45%, 9/26/2028	90,000	88,917
Linde, Inc. 1.10%, 8/10/2030	5,000	4,218
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Chemicals — continued
Nutrien Ltd. (Canada) 5.88%, 12/1/2036	8,000	8,341
RPM International, Inc. 3.75%, 3/15/2027	14,000	13,755
Sherwin-Williams Co. (The) 2.95%, 8/15/2029	167,000	155,621
		516,966
Commercial Services & Supplies — 0.5%
Cintas Corp. No. 2 4.00%, 5/1/2032	5,000	4,759
Republic Services, Inc. 6.20%, 3/1/2040	53,000	57,833
Rockefeller Foundation (The) Series 2020, 2.49%, 10/1/2050	3,000	1,878
Veralto Corp. 5.50%, 9/18/2026	2,000	2,027
Waste Connections, Inc. 2.60%, 2/1/2030	151,000	137,378
Waste Management, Inc.
1.15%, 3/15/2028	6,000	5,461
4.15%, 4/15/2032	2,000	1,927
2.95%, 6/1/2041	3,000	2,263
2.50%, 11/15/2050	23,000	13,909
		227,435
Communications Equipment — 0.5%
Cisco Systems, Inc.
2.95%, 2/28/2026	25,000	24,672
2.50%, 9/20/2026	98,000	95,563
5.90%, 2/15/2039	91,000	98,231
Nokia OYJ (Finland) 6.63%, 5/15/2039	17,000	17,617
		236,083
Construction & Engineering — 0.2%
Quanta Services, Inc.
2.90%, 10/1/2030	48,000	43,224
2.35%, 1/15/2032	53,000	44,703
		87,927
Construction Materials — 0.0% ^
Martin Marietta Materials, Inc.
4.25%, 12/15/2047	2,000	1,684
5.50%, 12/1/2054	10,000	9,739
		11,423
Consumer Finance — 2.6%
AerCap Ireland Capital DAC (Ireland) 1.75%, 1/30/2026	150,000	146,287
Ally Financial, Inc. 4.75%, 6/9/2027	90,000	89,841
American Express Co.
4.90%, 2/13/2026	8,000	8,030
1.65%, 11/4/2026	5,000	4,775
5.85%, 11/5/2027	13,000	13,448
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	75

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Finance — continued
(SOFRINDX + 1.28%), 5.28%, 7/27/2029 (b)	20,000	20,444
(SOFRINDX + 1.32%), 5.44%, 1/30/2036 (b)	15,000	15,298
Capital One Financial Corp.
3.75%, 7/28/2026	164,000	161,907
(SOFR + 2.64%), 6.31%, 6/8/2029 (b)	65,000	67,718
(SOFR + 2.60%), 5.25%, 7/26/2030 (b)	40,000	40,457
Caterpillar Financial Services Corp. 1.10%, 9/14/2027	34,000	31,504
Discover Financial Services (SOFRINDX + 3.37%), 7.96%, 11/2/2034 (b)	62,000	71,867
General Motors Financial Co., Inc. 3.60%, 6/21/2030	106,000	97,848
John Deere Capital Corp.
3.40%, 9/11/2025	22,000	21,853
0.70%, 1/15/2026	21,000	20,350
4.90%, 3/7/2031	60,000	60,837
2.00%, 6/17/2031	6,000	5,156
Synchrony Financial
3.95%, 12/1/2027	55,000	53,624
2.88%, 10/28/2031	7,000	5,969
Toyota Motor Credit Corp.
3.65%, 8/18/2025	78,000	77,696
1.90%, 4/6/2028	41,000	38,110
1.65%, 1/10/2031	114,000	96,638
		1,149,657
Consumer Staples Distribution & Retail — 1.2%
Costco Wholesale Corp. 1.75%, 4/20/2032	87,000	72,432
Dollar General Corp. 5.50%, 11/1/2052	28,000	25,854
Kroger Co. (The) 5.40%, 1/15/2049	37,000	35,928
Sysco Corp.
2.45%, 12/14/2031	17,000	14,636
6.60%, 4/1/2050	38,000	42,304
Target Corp.
3.38%, 4/15/2029	191,000	183,429
4.00%, 7/1/2042	2,000	1,720
Walmart, Inc.
4.00%, 4/15/2026	20,000	19,981
5.88%, 4/5/2027	8,000	8,317
7.55%, 2/15/2030	11,000	12,600
5.25%, 9/1/2035	82,000	86,421
		503,622
Containers & Packaging — 0.4%
International Paper Co. 6.00%, 11/15/2041	99,000	103,351
Packaging Corp. of America 3.05%, 10/1/2051	34,000	22,365
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Containers & Packaging — continued
Sonoco Products Co. 5.75%, 11/1/2040	14,000	14,080
WRKCo, Inc.
4.90%, 3/15/2029	10,000	10,040
3.00%, 6/15/2033	54,000	46,493
		196,329
Diversified Consumer Services — 0.2%
California Institute of Technology 3.65%, 9/1/2119	8,000	5,335
Duke University
Series 2020, 2.68%, 10/1/2044	10,000	7,367
Series 2020, 2.83%, 10/1/2055	8,000	5,214
George Washington University (The) 4.87%, 9/15/2045	32,000	30,531
Johns Hopkins University Series 2013, 4.08%, 7/1/2053	11,000	9,301
Northwestern University Series 2020, 2.64%, 12/1/2050	13,000	8,173
President and Fellows of Harvard College 3.30%, 7/15/2056	7,000	5,015
Thomas Jefferson University 3.85%, 11/1/2057	16,000	11,780
Trustees of the University of Pennsylvania (The) Series 2020, 2.40%, 10/1/2050	6,000	3,674
Washington University (The) 4.35%, 4/15/2122	15,000	12,017
		98,407
Diversified REITs — 0.9%
American Assets Trust LP 3.38%, 2/1/2031	24,000	21,275
GLP Capital LP
5.38%, 4/15/2026	48,000	48,158
5.63%, 9/15/2034	11,000	10,981
Safehold GL Holdings LLC 2.85%, 1/15/2032	15,000	12,952
Simon Property Group LP
1.75%, 2/1/2028	7,000	6,501
2.20%, 2/1/2031	85,000	73,801
2.65%, 2/1/2032	129,000	111,904
Store Capital LLC 4.50%, 3/15/2028	37,000	36,356
VICI Properties LP
4.95%, 2/15/2030	39,000	38,811
5.63%, 5/15/2052	15,000	14,261
		375,000
Diversified Telecommunication Services — 2.1%
AT&T, Inc.
3.80%, 2/15/2027	31,000	30,598
2.55%, 12/1/2033	99,000	81,523
6.38%, 3/1/2041	12,000	12,950
SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
4.50%, 3/9/2048	90,000	76,149
3.55%, 9/15/2055	193,000	133,780
3.65%, 9/15/2059	30,000	20,751
3.50%, 2/1/2061	72,000	47,790
Bell Canada (The) (Canada) Series US-5, 2.15%, 2/15/2032	55,000	45,808
Telefonica Emisiones SA (Spain) 7.05%, 6/20/2036	86,000	96,269
Verizon Communications, Inc.
2.10%, 3/22/2028	19,000	17,699
4.02%, 12/3/2029	10,000	9,735
1.50%, 9/18/2030	135,000	114,267
2.36%, 3/15/2032	41,000	34,735
6.40%, 9/15/2033	20,000	21,947
3.40%, 3/22/2041	152,000	118,911
4.75%, 11/1/2041	22,000	20,276
3.00%, 11/20/2060	5,000	3,047
3.70%, 3/22/2061	23,000	16,318
		902,553
Electric Utilities — 6.4%
AEP Texas, Inc. 3.45%, 5/15/2051	79,000	54,289
AEP Transmission Co. LLC
4.25%, 9/15/2048	141,000	116,182
Series M, 3.65%, 4/1/2050	128,000	95,703
Alabama Power Co.
3.94%, 9/1/2032	42,000	39,597
Series A, 4.30%, 7/15/2048	46,000	38,682
Arizona Public Service Co.
2.20%, 12/15/2031	4,000	3,368
3.50%, 12/1/2049	46,000	32,260
CenterPoint Energy Houston Electric LLC Series AJ, 4.85%, 10/1/2052	9,000	8,127
Commonwealth Edison Co. 4.00%, 3/1/2049	5,000	3,958
Connecticut Light and Power Co. (The) Series A, 4.15%, 6/1/2045	29,000	24,319
Dominion Energy South Carolina, Inc. 5.10%, 6/1/2065	19,000	17,077
DTE Electric Co.
Series A, 1.90%, 4/1/2028	29,000	26,880
Series C, 2.63%, 3/1/2031	41,000	36,594
Series B, 3.25%, 4/1/2051	128,000	90,507
Duke Energy Carolinas LLC
3.70%, 12/1/2047	36,000	27,564
3.95%, 3/15/2048	14,000	11,070
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Electric Utilities — continued
Duke Energy Corp.
2.65%, 9/1/2026	10,000	9,733
3.75%, 9/1/2046	176,000	132,910
3.95%, 8/15/2047	27,000	20,605
3.50%, 6/15/2051	8,000	5,554
Duke Energy Ohio, Inc. 4.30%, 2/1/2049	18,000	14,795
Duke Energy Progress LLC 2.90%, 8/15/2051	4,000	2,569
Edison International 5.75%, 6/15/2027	26,000	26,049
Emera US Finance LP (Canada) 4.75%, 6/15/2046	18,000	15,353
Enel Chile SA (Chile) 4.88%, 6/12/2028	3,000	2,981
Entergy Corp. 0.90%, 9/15/2025	48,000	47,022
Entergy Louisiana LLC
4.00%, 3/15/2033	3,000	2,803
4.20%, 9/1/2048	49,000	39,801
Evergy, Inc. 2.90%, 9/15/2029	88,000	81,153
Eversource Energy
4.75%, 5/15/2026	45,000	45,058
Series M, 3.30%, 1/15/2028	2,000	1,928
Series R, 1.65%, 8/15/2030	106,000	89,667
3.38%, 3/1/2032	12,000	10,703
5.13%, 5/15/2033	8,000	7,914
Exelon Corp.
2.75%, 3/15/2027	64,000	61,663
4.95%, 6/15/2035	11,000	10,605
Florida Power & Light Co.
5.69%, 3/1/2040	64,000	66,906
3.95%, 3/1/2048	31,000	24,948
Georgia Power Co. Series B, 3.70%, 1/30/2050	39,000	29,470
Johnsonville Aeroderivative Combustion Turbine Generation LLC 5.08%, 10/1/2054	45,000	44,513
MidAmerican Energy Co. 4.25%, 5/1/2046	98,000	82,866
Mississippi Power Co. Series 12-A, 4.25%, 3/15/2042	18,000	15,420
NextEra Energy Capital Holdings, Inc.
1.90%, 6/15/2028	217,000	199,337
5.25%, 2/28/2053	22,000	20,627
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.75%, 6/15/2054 (b)	29,000	29,818
(3-MONTH SOFR + 2.41%), 4.80%, 12/1/2077 (b)	33,000	31,866
Northern States Power Co. 6.25%, 6/1/2036	30,000	33,404
Oncor Electric Delivery Co. LLC
3.80%, 9/30/2047	50,000	38,778
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	77

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
4.10%, 11/15/2048	26,000	20,948
3.10%, 9/15/2049	5,000	3,359
Pacific Gas and Electric Co.
5.45%, 6/15/2027	4,000	4,041
2.10%, 8/1/2027	26,000	24,275
3.00%, 6/15/2028	25,000	23,470
2.50%, 2/1/2031	10,000	8,602
3.25%, 6/1/2031	127,000	113,631
4.50%, 7/1/2040	47,000	40,716
3.30%, 8/1/2040	2,000	1,495
4.45%, 4/15/2042	15,000	12,582
4.95%, 7/1/2050	3,000	2,584
6.75%, 1/15/2053	28,000	30,198
PacifiCorp
7.70%, 11/15/2031	29,000	33,460
5.45%, 2/15/2034	3,000	3,025
6.00%, 1/15/2039	11,000	11,385
4.15%, 2/15/2050	18,000	14,138
3.30%, 3/15/2051	86,000	57,371
PECO Energy Co. 5.95%, 10/1/2036	5,000	5,393
PPL Electric Utilities Corp. 5.00%, 5/15/2033	48,000	48,381
Public Service Co. of Colorado
1.88%, 6/15/2031	53,000	44,554
Series 17, 6.25%, 9/1/2037	16,000	17,395
4.05%, 9/15/2049	19,000	15,044
Public Service Electric and Gas Co.
3.10%, 3/15/2032	5,000	4,507
3.15%, 1/1/2050	63,000	43,617
Southern California Edison Co.
Series 20C, 1.20%, 2/1/2026	26,000	25,118
Series D, 4.70%, 6/1/2027	27,000	26,877
6.00%, 1/15/2034	1,000	1,035
Southern Co. (The) Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.73%), 4.00%, 1/15/2051 (b)	145,000	143,051
Union Electric Co. 5.45%, 3/15/2053	5,000	4,913
Virginia Electric and Power Co.
Series C, 4.00%, 11/15/2046	20,000	16,066
4.60%, 12/1/2048	112,000	97,556
		2,771,783
Electrical Equipment — 0.5%
Eaton Corp. 3.92%, 9/15/2047	27,000	21,944
Regal Rexnord Corp.
6.05%, 4/15/2028	50,000	51,131
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Electrical Equipment — continued
6.40%, 4/15/2033	76,000	78,895
Rockwell Automation, Inc.
4.20%, 3/1/2049	30,000	25,563
2.80%, 8/15/2061	83,000	49,869
		227,402
Electronic Equipment, Instruments & Components — 0.3%
Corning, Inc.
4.75%, 3/15/2042	116,000	105,723
5.45%, 11/15/2079	16,000	15,039
Vontier Corp. 2.95%, 4/1/2031	22,000	19,182
		139,944
Energy Equipment & Services — 0.1%
Baker Hughes Holdings LLC 3.34%, 12/15/2027	9,000	8,762
Halliburton Co. 4.85%, 11/15/2035	10,000	9,688
Helmerich & Payne, Inc. 2.90%, 9/29/2031	11,000	9,377
		27,827
Entertainment — 0.8%
NBCUniversal Media LLC 5.95%, 4/1/2041	25,000	26,036
Take-Two Interactive Software, Inc. 4.00%, 4/14/2032	3,000	2,826
TWDC Enterprises 18 Corp. 7.00%, 3/1/2032	66,000	74,995
Walt Disney Co. (The)
2.65%, 1/13/2031	143,000	128,404
3.50%, 5/13/2040	113,000	93,069
Warnermedia Holdings, Inc. 5.39%, 3/15/2062	20,000	15,265
		340,595
Financial Services — 1.6%
Apollo Global Management, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.17%), 6.00%, 12/15/2054 (b)	2,000	1,946
Berkshire Hathaway, Inc. 3.13%, 3/15/2026	89,000	87,976
Corebridge Financial, Inc.
4.40%, 4/5/2052	5,000	4,142
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.85%), 6.88%, 12/15/2052 (b)	15,000	15,426
Equitable Holdings, Inc.
4.35%, 4/20/2028	75,000	74,124
5.00%, 4/20/2048	11,000	10,122
Fidelity National Information Services, Inc.
5.10%, 7/15/2032	10,000	10,053
3.10%, 3/1/2041	124,000	91,790
SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Financial Services — continued
Fiserv, Inc.
2.25%, 6/1/2027	38,000	36,201
4.40%, 7/1/2049	10,000	8,379
Mastercard, Inc.
2.00%, 11/18/2031	2,000	1,704
4.85%, 3/9/2033	30,000	30,174
3.85%, 3/26/2050	75,000	60,264
National Rural Utilities Cooperative Finance Corp.
1.65%, 6/15/2031	2,000	1,662
(3-MONTH SOFR + 3.63%), 5.25%, 4/20/2046 (b)	46,000	45,403
ORIX Corp. (Japan) 5.20%, 9/13/2032	28,000	28,455
PayPal Holdings, Inc.
5.50%, 6/1/2054	43,000	42,886
5.25%, 6/1/2062	10,000	9,320
Shell International Finance BV
3.88%, 11/13/2028	10,000	9,820
3.00%, 11/26/2051	1,000	660
Visa, Inc. 0.75%, 8/15/2027	115,000	106,062
Voya Financial, Inc. (3-MONTH SOFR + 2.08%), 4.70%, 1/23/2048 (b)	19,000	18,066
		694,635
Food Products — 1.5%
Archer-Daniels-Midland Co. 3.75%, 9/15/2047	122,000	95,065
Bunge Ltd. Finance Corp. 2.75%, 5/14/2031	60,000	53,319
Conagra Brands, Inc. 5.40%, 11/1/2048	7,000	6,516
General Mills, Inc. 2.25%, 10/14/2031	6,000	5,121
Hormel Foods Corp. 3.05%, 6/3/2051	100,000	67,442
Kellanova 3.40%, 11/15/2027	20,000	19,444
Kraft Heinz Foods Co. 3.00%, 6/1/2026	111,000	108,873
Mondelez International, Inc. 1.88%, 10/15/2032	39,000	32,069
Pilgrim's Pride Corp.
6.25%, 7/1/2033	51,000	53,233
6.88%, 5/15/2034	26,000	28,349
Tyson Foods, Inc.
3.55%, 6/2/2027	142,000	138,756
5.10%, 9/28/2048	25,000	22,992
		631,179
Gas Utilities — 0.6%
Atmos Energy Corp.
5.50%, 6/15/2041	16,000	16,432
4.13%, 3/15/2049	32,000	25,884
5.75%, 10/15/2052	10,000	10,290
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Gas Utilities — continued
CenterPoint Energy Resources Corp. 4.10%, 9/1/2047	6,000	4,926
National Fuel Gas Co. 3.95%, 9/15/2027	15,000	14,677
Piedmont Natural Gas Co., Inc. 5.05%, 5/15/2052	8,000	7,167
Southern California Gas Co.
5.05%, 9/1/2034	22,000	21,789
5.13%, 11/15/2040	67,000	64,833
Series VV, 4.30%, 1/15/2049	58,000	47,431
Southwest Gas Corp.
4.05%, 3/15/2032	2,000	1,876
3.18%, 8/15/2051	3,000	1,968
Spire Missouri, Inc. 4.80%, 2/15/2033	6,000	5,979
Washington Gas Light Co.
Series K, 3.80%, 9/15/2046	14,000	10,877
3.65%, 9/15/2049	22,000	16,355
		250,484
Ground Transportation — 1.4%
Burlington Northern Santa Fe LLC
3.25%, 6/15/2027	55,000	53,760
4.45%, 1/15/2053	78,000	67,709
Canadian Pacific Railway Co. (Canada)
1.75%, 12/2/2026	77,000	73,421
2.45%, 12/2/2031	24,000	20,860
4.30%, 5/15/2043	7,000	6,065
CSX Corp.
3.95%, 5/1/2050	141,000	113,203
4.65%, 3/1/2068	44,000	37,388
Norfolk Southern Corp.
4.15%, 2/28/2048	68,000	56,169
3.70%, 3/15/2053	9,000	6,673
5.10%, 8/1/2118	38,000	34,024
4.10%, 5/15/2121	5,000	3,612
Ryder System, Inc.
2.85%, 3/1/2027	55,000	53,133
5.30%, 3/15/2027	2,000	2,027
Union Pacific Corp.
4.50%, 9/10/2048	17,000	14,904
3.88%, 2/1/2055	82,000	63,224
		606,172
Health Care Equipment & Supplies — 0.9%
Abbott Laboratories
1.15%, 1/30/2028	132,000	121,460
4.75%, 4/15/2043	11,000	10,582
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	79

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Equipment & Supplies — continued
Baxter International, Inc. 1.73%, 4/1/2031	3,000	2,505
Becton Dickinson & Co.
4.87%, 2/8/2029	1,000	1,006
2.82%, 5/20/2030	35,000	31,870
4.30%, 8/22/2032	12,000	11,498
Boston Scientific Corp.
4.55%, 3/1/2039	7,000	6,594
4.70%, 3/1/2049	33,000	30,064
DENTSPLY SIRONA, Inc. 3.25%, 6/1/2030	3,000	2,694
DH Europe Finance II SARL 2.60%, 11/15/2029	59,000	54,158
Koninklijke Philips NV (Netherlands) 5.00%, 3/15/2042	22,000	20,458
Medtronic, Inc.
4.38%, 3/15/2035	58,000	56,088
4.63%, 3/15/2045	10,000	9,140
Stryker Corp. 3.50%, 3/15/2026	36,000	35,640
Zimmer Biomet Holdings, Inc. 2.60%, 11/24/2031	11,000	9,585
		403,342
Health Care Providers & Services — 3.6%
Ascension Health
3.95%, 11/15/2046	53,000	44,511
4.85%, 11/15/2053	1,000	933
Cardinal Health, Inc. 3.41%, 6/15/2027	22,000	21,453
Centene Corp. 3.00%, 10/15/2030	28,000	24,531
Cigna Group (The)
2.40%, 3/15/2030	99,000	88,627
4.80%, 8/15/2038	64,000	59,996
CommonSpirit Health
6.07%, 11/1/2027	113,000	116,873
6.46%, 11/1/2052	29,000	32,157
CVS Health Corp.
1.30%, 8/21/2027	9,000	8,271
3.75%, 4/1/2030	117,000	110,374
6.13%, 9/15/2039	11,000	11,282
5.05%, 3/25/2048	79,000	68,501
5.63%, 2/21/2053	140,000	129,856
6.00%, 6/1/2063	5,000	4,794
Elevance Health, Inc.
2.25%, 5/15/2030	38,000	33,677
4.55%, 5/15/2052	62,000	52,001
6.10%, 10/15/2052	10,000	10,384
Hackensack Meridian Health, Inc. 4.50%, 7/1/2057	12,000	10,388
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Health Care Providers & Services — continued
HCA, Inc.
4.13%, 6/15/2029	11,000	10,672
5.50%, 6/1/2033	17,000	17,153
5.60%, 4/1/2034	36,000	36,304
5.13%, 6/15/2039	24,000	22,511
5.25%, 6/15/2049	22,000	19,824
3.50%, 7/15/2051	4,000	2,694
4.63%, 3/15/2052	15,000	12,253
6.10%, 4/1/2064	2,000	1,963
Humana, Inc.
2.15%, 2/3/2032	4,000	3,277
4.80%, 3/15/2047	26,000	22,182
Mass General Brigham, Inc. Series 2020, 3.34%, 7/1/2060	45,000	30,807
Memorial Sloan-Kettering Cancer Center 5.00%, 7/1/2042	5,000	4,892
Mount Sinai Hospital (The) Series 2020, 3.39%, 7/1/2050	6,000	3,696
MultiCare Health System 2.80%, 8/15/2050	7,000	4,288
New York and Presbyterian Hospital (The) Series 2019, 3.95%, 8/1/2119	33,000	23,832
Novant Health, Inc. 2.64%, 11/1/2036	20,000	15,964
Providence St Joseph Health Obligated Group 5.40%, 10/1/2033	5,000	5,099
Providence St. Joseph Health Obligated Group Series A, 3.93%, 10/1/2048	40,000	30,907
Quest Diagnostics, Inc. 2.80%, 6/30/2031	115,000	102,231
SSM Health Care Corp. Series A, 3.82%, 6/1/2027	76,000	74,863
UnitedHealth Group, Inc.
3.88%, 12/15/2028	50,000	48,915
2.30%, 5/15/2031	6,000	5,215
4.20%, 5/15/2032	2,000	1,916
5.80%, 3/15/2036	12,000	12,672
6.63%, 11/15/2037	32,000	36,019
3.50%, 8/15/2039	146,000	119,335
2.75%, 5/15/2040	23,000	16,696
4.63%, 11/15/2041	65,000	58,748
6.05%, 2/15/2063	8,000	8,334
		1,581,871
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.
1.88%, 2/1/2033	6,000	4,731
2.95%, 3/15/2034	52,000	43,667
Healthpeak OP LLC 2.88%, 1/15/2031	63,000	56,367
SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care REITs — continued
Ventas Realty LP 4.38%, 2/1/2045	3,000	2,535
Welltower OP LLC 4.95%, 9/1/2048	26,000	24,429
		131,729
Hotels, Restaurants & Leisure — 0.8%
Choice Hotels International, Inc. 3.70%, 1/15/2031	49,000	45,018
Expedia Group, Inc.
4.63%, 8/1/2027	5,000	5,000
3.25%, 2/15/2030	60,000	55,998
Hyatt Hotels Corp. 4.38%, 9/15/2028	3,000	2,957
Las Vegas Sands Corp. 3.90%, 8/8/2029	50,000	47,203
McDonald's Corp.
2.13%, 3/1/2030	50,000	44,500
4.60%, 9/9/2032	9,000	8,939
3.63%, 5/1/2043	81,000	64,014
5.15%, 9/9/2052	35,000	33,054
Starbucks Corp.
4.50%, 11/15/2048	28,000	24,018
3.35%, 3/12/2050	31,000	21,490
		352,191
Household Durables — 1.0%
DR Horton, Inc. 1.40%, 10/15/2027	103,000	95,093
Leggett & Platt, Inc. 3.50%, 11/15/2051	19,000	11,968
Lennar Corp. 4.75%, 11/29/2027	118,000	118,206
Mohawk Industries, Inc. 3.63%, 5/15/2030	123,000	115,974
Whirlpool Corp.
4.70%, 5/14/2032	30,000	28,257
5.50%, 3/1/2033	12,000	11,800
4.60%, 5/15/2050	55,000	42,240
		423,538
Household Products — 0.6%
Colgate-Palmolive Co.
4.80%, 3/2/2026	12,000	12,061
4.60%, 3/1/2028	2,000	2,031
4.00%, 8/15/2045	25,000	21,458
Kimberly-Clark Corp.
1.05%, 9/15/2027	21,000	19,357
6.63%, 8/1/2037	107,000	123,662
Procter & Gamble Co. (The)
2.85%, 8/11/2027	62,000	60,118
2.30%, 2/1/2032	2,000	1,757
3.50%, 10/25/2047	6,000	4,794
		245,238
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Industrial Conglomerates — 0.4%
3M Co. 3.38%, 3/1/2029	131,000	125,699
Honeywell International, Inc. 5.70%, 3/15/2036	43,000	45,749
		171,448
Industrial REITs — 0.1%
Prologis LP
2.25%, 1/15/2032	10,000	8,522
3.00%, 4/15/2050	36,000	24,006
		32,528
Insurance — 3.2%
ACE Capital Trust II 9.70%, 4/1/2030	10,000	11,775
Aflac, Inc. 3.60%, 4/1/2030	100,000	95,394
Allstate Corp. (The)
5.25%, 3/30/2033	99,000	100,412
(3-MONTH SOFR + 2.12%), 6.50%, 5/15/2057 (b)	10,000	10,074
American International Group, Inc.
3.88%, 1/15/2035	34,000	30,917
Series A-9, (3-MONTH SOFR + 2.87%), 5.75%, 4/1/2048 (b)	57,000	56,303
Aon Corp. 4.50%, 12/15/2028	9,000	8,971
Arch Capital Group Ltd. 3.64%, 6/30/2050	64,000	47,142
Arch Capital Group US, Inc. 5.14%, 11/1/2043	2,000	1,884
Assured Guaranty US Holdings, Inc. 6.13%, 9/15/2028	42,000	44,033
Athene Holding Ltd. 3.45%, 5/15/2052	56,000	37,132
Berkshire Hathaway Finance Corp.
5.75%, 1/15/2040	22,000	23,728
2.85%, 10/15/2050	101,000	65,518
3.85%, 3/15/2052	10,000	7,752
Chubb INA Holdings LLC
6.70%, 5/15/2036	11,000	12,490
3.05%, 12/15/2061	34,000	21,382
Cincinnati Financial Corp. 6.13%, 11/1/2034	21,000	22,268
CNO Financial Group, Inc. 6.45%, 6/15/2034	5,000	5,289
Everest Reinsurance Holdings, Inc. 3.13%, 10/15/2052	3,000	1,896
Fairfax Financial Holdings Ltd. (Canada)
4.85%, 4/17/2028	50,000	50,054
6.00%, 12/7/2033	28,000	29,334
6.35%, 3/22/2054	21,000	21,937
Hartford Insurance Group, Inc. (The) 2.90%, 9/15/2051	110,000	71,587
Marsh & McLennan Cos., Inc. 4.20%, 3/1/2048	16,000	13,412
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	81

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Insurance — continued
MetLife, Inc.
10.75%, 8/1/2039	11,000	14,863
5.25%, 1/15/2054	26,000	25,225
Principal Financial Group, Inc. 3.70%, 5/15/2029	90,000	86,671
Progressive Corp. (The) 4.13%, 4/15/2047	40,000	33,205
Prudential Financial, Inc.
(3-MONTH SOFR + 2.67%), 5.70%, 9/15/2048 (b)	47,000	46,899
3.94%, 12/7/2049	41,000	32,112
3.70%, 3/13/2051	41,000	30,851
Prudential Funding Asia plc (Hong Kong) 3.63%, 3/24/2032	26,000	24,036
Selective Insurance Group, Inc. 5.38%, 3/1/2049	18,000	16,835
Transatlantic Holdings, Inc. 8.00%, 11/30/2039	52,000	65,129
Travelers Cos., Inc. (The)
4.05%, 3/7/2048	13,000	10,735
4.10%, 3/4/2049	15,000	12,375
Travelers Property Casualty Corp. 6.38%, 3/15/2033	109,000	121,233
W R Berkley Corp. 3.15%, 9/30/2061	70,000	43,281
Willis North America, Inc. 3.88%, 9/15/2049	33,000	24,986
		1,379,120
Interactive Media & Services — 0.5%
Alphabet, Inc. 2.25%, 8/15/2060	117,000	66,330
Meta Platforms, Inc.
3.50%, 8/15/2027	22,000	21,649
4.80%, 5/15/2030	56,000	57,119
4.65%, 8/15/2062	86,000	75,162
		220,260
IT Services — 0.2%
International Business Machines Corp.
6.50%, 1/15/2028	35,000	36,939
5.88%, 11/29/2032	22,000	23,497
7.13%, 12/1/2096	14,000	17,675
Kyndryl Holdings, Inc. 4.10%, 10/15/2041	27,000	21,628
		99,739
Leisure Products — 0.2%
Brunswick Corp.
5.85%, 3/18/2029	50,000	51,224
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Leisure Products — continued
5.10%, 4/1/2052	34,000	26,470
Hasbro, Inc. 3.90%, 11/19/2029	15,000	14,304
		91,998
Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc. 2.30%, 3/12/2031	58,000	50,352
Revvity, Inc. 2.25%, 9/15/2031	23,000	19,415
		69,767
Machinery — 0.6%
Caterpillar, Inc.
6.05%, 8/15/2036	21,000	23,114
4.75%, 5/15/2064	22,000	19,569
Cummins, Inc. 5.15%, 2/20/2034	44,000	44,833
Deere & Co. 3.75%, 4/15/2050	3,000	2,382
Illinois Tool Works, Inc. 2.65%, 11/15/2026	139,000	135,727
Otis Worldwide Corp. 3.36%, 2/15/2050	5,000	3,522
Snap-on, Inc. 4.10%, 3/1/2048	6,000	4,987
Xylem, Inc. 1.95%, 1/30/2028	15,000	14,016
		248,150
Media — 2.4%
Charter Communications Operating LLC
2.80%, 4/1/2031	50,000	43,212
2.30%, 2/1/2032	49,000	39,630
6.65%, 2/1/2034	41,000	42,667
3.50%, 6/1/2041	30,000	21,128
5.38%, 5/1/2047	21,000	17,727
3.85%, 4/1/2061	55,000	34,152
4.40%, 12/1/2061	28,000	19,155
5.50%, 4/1/2063	52,000	42,617
Comcast Corp.
7.05%, 3/15/2033	81,000	91,749
6.55%, 7/1/2039	37,000	40,946
3.25%, 11/1/2039	66,000	51,508
3.75%, 4/1/2040	57,000	47,282
4.00%, 11/1/2049	196,000	152,416
2.89%, 11/1/2051	11,000	6,857
Discovery Communications LLC
3.95%, 3/20/2028	104,000	100,179
3.63%, 5/15/2030	10,000	9,076
4.65%, 5/15/2050	108,000	80,366
4.00%, 9/15/2055	15,000	9,835
Fox Corp. 5.58%, 1/25/2049	10,000	9,551
Grupo Televisa SAB (Mexico) 8.50%, 3/11/2032	2,000	2,218
SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Media — continued
Paramount Global
4.95%, 1/15/2031	5,000	4,812
4.20%, 5/19/2032	156,000	140,792
5.50%, 5/15/2033	10,000	9,698
5.25%, 4/1/2044	13,000	10,773
Time Warner Cable LLC 5.88%, 11/15/2040	19,000	17,577
		1,045,923
Metals & Mining — 0.6%
ArcelorMittal SA (Luxembourg) 6.75%, 3/1/2041 (a)	56,000	59,836
BHP Billiton Finance USA Ltd. (Australia)
5.25%, 9/8/2026	36,000	36,456
5.10%, 9/8/2028	2,000	2,037
5.25%, 9/8/2033	2,000	2,038
Kinross Gold Corp. (Canada) 4.50%, 7/15/2027	38,000	37,777
Rio Tinto Finance USA Ltd. (Australia) 2.75%, 11/2/2051	4,000	2,506
Rio Tinto Finance USA plc (Australia) 5.13%, 3/9/2053	18,000	17,115
Southern Copper Corp. (Mexico)
5.25%, 11/8/2042	16,000	14,857
5.88%, 4/23/2045	53,000	52,147
Vale Overseas Ltd. (Brazil)
3.75%, 7/8/2030	31,000	28,837
6.88%, 11/10/2039	25,000	27,763
		281,369
Multi-Utilities — 2.0%
Ameren Corp. 3.50%, 1/15/2031	30,000	27,859
Berkshire Hathaway Energy Co.
6.13%, 4/1/2036	50,000	53,390
5.95%, 5/15/2037	43,000	45,336
Black Hills Corp. 6.15%, 5/15/2034	24,000	25,315
CMS Energy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.12%), 4.75%, 6/1/2050 (b)	5,000	4,732
Consolidated Edison Co. of New York, Inc.
2.40%, 6/15/2031	11,000	9,655
Series 20B, 3.95%, 4/1/2050	76,000	60,186
3.20%, 12/1/2051	64,000	43,076
3.70%, 11/15/2059	51,000	36,174
Consumers Energy Co.
4.63%, 5/15/2033	85,000	83,551
3.95%, 7/15/2047	81,000	65,864
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Multi-Utilities — continued
Dominion Energy, Inc.
Series A, 1.45%, 4/15/2026	43,000	41,560
Series C, 2.25%, 8/15/2031	2,000	1,694
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.21%), 6.63%, 5/15/2055 (b)	13,000	13,151
National Grid plc (United Kingdom) 5.81%, 6/12/2033	41,000	42,321
NiSource, Inc.
3.49%, 5/15/2027	22,000	21,511
3.60%, 5/1/2030	11,000	10,424
5.00%, 6/15/2052	13,000	11,841
Public Service Enterprise Group, Inc. 2.45%, 11/15/2031	49,000	42,035
San Diego Gas & Electric Co.
2.95%, 8/15/2051	46,000	29,575
3.70%, 3/15/2052	1,000	736
Sempra 3.40%, 2/1/2028	39,000	37,623
Southern Co. Gas Capital Corp. 4.40%, 5/30/2047	10,000	8,336
WEC Energy Group, Inc.
1.38%, 10/15/2027	22,000	20,277
4.75%, 1/15/2028	1,000	1,005
2.20%, 12/15/2028	125,000	114,526
		851,753
Office REITs — 0.7%
Boston Properties LP
2.75%, 10/1/2026	130,000	125,874
2.55%, 4/1/2032	44,000	36,359
COPT Defense Properties LP 2.75%, 4/15/2031	89,000	76,675
Kilroy Realty LP
4.25%, 8/15/2029	5,000	4,762
2.50%, 11/15/2032	29,000	22,907
2.65%, 11/15/2033	25,000	19,501
Piedmont Operating Partnership LP
9.25%, 7/20/2028	12,000	13,259
3.15%, 8/15/2030	5,000	4,360
		303,697
Oil, Gas & Consumable Fuels — 6.8%
Boardwalk Pipelines LP 3.60%, 9/1/2032	45,000	40,284
BP Capital Markets America, Inc.
3.02%, 1/16/2027	4,000	3,902
4.23%, 11/6/2028	49,000	48,501
2.72%, 1/12/2032	19,000	16,656
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	83

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
3.06%, 6/17/2041	1,000	748
3.00%, 3/17/2052	47,000	30,571
3.38%, 2/8/2061	97,000	63,882
BP Capital Markets plc 3.28%, 9/19/2027	37,000	35,980
Canadian Natural Resources Ltd. (Canada) 6.50%, 2/15/2037	17,000	17,985
Cenovus Energy, Inc. (Canada)
4.25%, 4/15/2027	10,000	9,904
2.65%, 1/15/2032	41,000	34,666
Cheniere Energy, Inc. 4.63%, 10/15/2028	100,000	98,802
Chevron Corp. 2.95%, 5/16/2026	77,000	75,790
Chevron USA, Inc. 1.02%, 8/12/2027	83,000	76,864
ConocoPhillips Co.
4.03%, 3/15/2062	73,000	54,564
5.70%, 9/15/2063	30,000	29,645
Devon Energy Corp.
5.20%, 9/15/2034	52,000	50,536
5.60%, 7/15/2041	25,000	23,731
5.00%, 6/15/2045	10,000	8,636
Diamondback Energy, Inc.
3.25%, 12/1/2026	74,000	72,399
3.50%, 12/1/2029	4,000	3,780
5.90%, 4/18/2064	42,000	40,485
Enbridge Energy Partners LP Series B, 7.50%, 4/15/2038	23,000	26,561
Enbridge, Inc. (Canada) 2.50%, 8/1/2033	251,000	205,631
Energy Transfer LP
3.90%, 7/15/2026	71,000	70,291
4.95%, 5/15/2028	49,000	49,356
3.75%, 5/15/2030	27,000	25,537
6.10%, 2/15/2042	45,000	45,678
5.40%, 10/1/2047	96,000	88,390
Enterprise Products Operating LLC
4.85%, 8/15/2042	43,000	39,842
4.90%, 5/15/2046	2,000	1,830
3.95%, 1/31/2060	35,000	26,061
Series E, (3-MONTH CME TERM SOFR + 3.29%), 5.25%, 8/16/2077 (b)	35,000	34,496
(3-MONTH CME TERM SOFR + 2.83%), 5.38%, 2/15/2078 (b)	7,000	6,892
EOG Resources, Inc. 4.95%, 4/15/2050	55,000	50,273
EQT Corp. 7.00%, 2/1/2030 (a)	48,000	51,846
Exxon Mobil Corp.
2.44%, 8/16/2029	66,000	61,214
4.23%, 3/19/2040	141,000	126,528
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Oil, Gas & Consumable Fuels — continued
3.10%, 8/16/2049	44,000	30,329
3.45%, 4/15/2051	2,000	1,453
Hess Corp.
4.30%, 4/1/2027	50,000	49,663
7.88%, 10/1/2029	10,000	11,248
5.80%, 4/1/2047	45,000	46,357
MPLX LP
4.25%, 12/1/2027	42,000	41,524
5.20%, 12/1/2047	9,000	8,132
4.95%, 3/14/2052	84,000	72,196
4.90%, 4/15/2058	16,000	13,343
Occidental Petroleum Corp.
5.00%, 8/1/2027	45,000	45,204
4.40%, 4/15/2046	21,000	16,224
ONEOK, Inc.
4.95%, 7/13/2047	81,000	70,754
5.20%, 7/15/2048	70,000	63,313
Phillips 66 4.88%, 11/15/2044	10,000	8,795
Phillips 66 Co.
3.75%, 3/1/2028	2,000	1,955
5.50%, 3/15/2055	6,000	5,575
Sabine Pass Liquefaction LLC 4.20%, 3/15/2028	59,000	58,242
Suncor Energy, Inc. (Canada) 3.75%, 3/4/2051	34,000	24,486
Targa Resources Corp.
5.20%, 7/1/2027	27,000	27,283
6.50%, 2/15/2053	15,000	15,872
Targa Resources Partners LP 4.88%, 2/1/2031	25,000	24,531
TC PipeLines LP 3.90%, 5/25/2027	31,000	30,503
Tennessee Gas Pipeline Co. LLC 7.00%, 10/15/2028	56,000	59,902
TotalEnergies Capital International SA (France)
2.83%, 1/10/2030	151,000	140,139
3.39%, 6/29/2060	64,000	42,510
TransCanada PipeLines Ltd. (Canada)
4.63%, 3/1/2034	1,000	951
6.20%, 10/15/2037	11,000	11,526
6.10%, 6/1/2040	55,000	57,085
Transcontinental Gas Pipe Line Co. LLC 4.60%, 3/15/2048	150,000	129,457
Valero Energy Corp.
2.15%, 9/15/2027	17,000	16,005
2.80%, 12/1/2031	7,000	6,117
Western Midstream Operating LP
4.50%, 3/1/2028	42,000	41,604
5.30%, 3/1/2048	2,000	1,761
SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
5.25%, 2/1/2050 (a)	35,000	30,838
Williams Cos., Inc. (The)
5.40%, 3/2/2026	5,000	5,039
4.65%, 8/15/2032	2,000	1,937
5.80%, 11/15/2043	14,000	14,026
		2,974,616
Paper & Forest Products — 0.1%
Suzano Austria GmbH (Brazil) 3.75%, 1/15/2031	65,000	58,955
Personal Care Products — 0.7%
Estee Lauder Cos., Inc. (The)
3.15%, 3/15/2027	105,000	102,492
4.65%, 5/15/2033	43,000	41,879
Kenvue, Inc.
4.90%, 3/22/2033	118,000	118,286
5.10%, 3/22/2043	45,000	44,106
		306,763
Pharmaceuticals — 3.0%
AstraZeneca plc (United Kingdom)
6.45%, 9/15/2037	24,000	26,957
4.38%, 11/16/2045	68,000	59,950
3.00%, 5/28/2051	51,000	34,732
Bristol-Myers Squibb Co.
1.13%, 11/13/2027	117,000	107,784
1.45%, 11/13/2030	13,000	10,993
5.90%, 11/15/2033	66,000	70,513
4.35%, 11/15/2047	13,000	11,095
3.90%, 3/15/2062	10,000	7,408
Eli Lilly & Co.
3.38%, 3/15/2029	90,000	86,836
2.25%, 5/15/2050	131,000	76,741
4.15%, 3/15/2059	33,000	26,989
2.50%, 9/15/2060	43,000	24,182
GlaxoSmithKline Capital, Inc. (United Kingdom) 6.38%, 5/15/2038	26,000	28,949
Johnson & Johnson
0.95%, 9/1/2027	32,000	29,607
4.38%, 12/5/2033	27,000	26,748
5.95%, 8/15/2037	62,000	68,352
3.40%, 1/15/2038	116,000	99,560
Merck & Co., Inc.
0.75%, 2/24/2026	2,000	1,932
6.50%, 12/1/2033 (a)	8,000	8,983
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pharmaceuticals — continued
3.60%, 9/15/2042	85,000	68,440
2.90%, 12/10/2061	133,000	79,602
Merck Sharp & Dohme Corp. 5.95%, 12/1/2028	30,000	31,642
Novartis Capital Corp. 4.20%, 9/18/2034	3,000	2,862
Pfizer Investment Enterprises Pte. Ltd. 5.34%, 5/19/2063	31,000	29,579
Pfizer, Inc.
2.75%, 6/3/2026	59,000	57,946
4.00%, 12/15/2036	5,000	4,581
Royalty Pharma plc
1.75%, 9/2/2027	41,000	38,188
3.55%, 9/2/2050	29,000	20,071
3.35%, 9/2/2051	2,000	1,324
Viatris, Inc. 2.30%, 6/22/2027	3,000	2,829
Wyeth LLC
6.50%, 2/1/2034	11,000	12,203
6.00%, 2/15/2036	91,000	98,208
Zoetis, Inc. 3.00%, 9/12/2027	41,000	39,574
		1,295,360
Professional Services — 0.6%
Concentrix Corp. 6.85%, 8/2/2033	25,000	25,991
Equifax, Inc. 2.35%, 9/15/2031	151,000	129,241
Jacobs Engineering Group, Inc. 5.90%, 3/1/2033	41,000	42,280
Thomson Reuters Corp. (Canada) 5.85%, 4/15/2040	67,000	69,848
		267,360
Residential REITs — 0.4%
American Homes 4 Rent LP 3.38%, 7/15/2051	10,000	6,827
AvalonBay Communities, Inc. 2.05%, 1/15/2032	23,000	19,515
Camden Property Trust 2.80%, 5/15/2030	60,000	54,783
Essex Portfolio LP
3.63%, 5/1/2027	52,000	50,969
1.70%, 3/1/2028	29,000	26,588
UDR, Inc.
3.00%, 8/15/2031	11,000	9,820
2.10%, 6/15/2033	3,000	2,379
		170,881
Retail REITs — 0.3%
Brixmor Operating Partnership LP 4.05%, 7/1/2030	60,000	57,506
Kimco Realty OP LLC 2.25%, 12/1/2031	10,000	8,520
Realty Income Corp.
3.40%, 1/15/2028	5,000	4,855
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	85

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Retail REITs — continued
3.20%, 2/15/2031	29,000	26,509
1.80%, 3/15/2033	24,000	18,859
4.65%, 3/15/2047	10,000	8,907
		125,156
Semiconductors & Semiconductor Equipment — 2.1%
Analog Devices, Inc. 3.50%, 12/5/2026	5,000	4,924
Broadcom, Inc.
1.95%, 2/15/2028 (d)	183,000	170,168
2.45%, 2/15/2031 (d)	2,000	1,755
4.15%, 4/15/2032 (d)	2,000	1,903
4.30%, 11/15/2032	2,000	1,916
2.60%, 2/15/2033 (d)	30,000	25,317
4.93%, 5/15/2037 (d)	138,000	133,952
Intel Corp.
3.90%, 3/25/2030	4,000	3,814
4.25%, 12/15/2042	98,000	78,410
5.63%, 2/10/2043	10,000	9,582
4.90%, 7/29/2045	39,000	33,523
KLA Corp. 4.10%, 3/15/2029	86,000	84,667
Micron Technology, Inc. 5.88%, 9/15/2033	48,000	50,151
NVIDIA Corp. 2.00%, 6/15/2031	123,000	106,613
NXP BV (China) 3.25%, 5/11/2041	42,000	31,533
QUALCOMM, Inc.
3.25%, 5/20/2027	161,000	157,690
1.65%, 5/20/2032	3,000	2,434
Texas Instruments, Inc.
1.75%, 5/4/2030	23,000	20,100
5.00%, 3/14/2053	5,000	4,727
		923,179
Software — 2.3%
Adobe, Inc. 2.15%, 2/1/2027	71,000	68,325
Intuit, Inc. 1.35%, 7/15/2027	102,000	95,318
Microsoft Corp.
4.10%, 2/6/2037	146,000	139,009
5.20%, 6/1/2039	77,000	81,086
Oracle Corp.
2.65%, 7/15/2026	27,000	26,321
2.30%, 3/25/2028	30,000	28,096
6.25%, 11/9/2032	5,000	5,354
4.30%, 7/8/2034	2,000	1,870
3.85%, 7/15/2036	242,000	210,599
6.50%, 4/15/2038	15,000	16,351
3.60%, 4/1/2050	27,000	19,232
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Software — continued
3.95%, 3/25/2051	73,000	54,965
3.85%, 4/1/2060	4,000	2,814
4.10%, 3/25/2061	85,000	62,313
Roper Technologies, Inc. 1.40%, 9/15/2027	150,000	138,565
Salesforce, Inc. 3.70%, 4/11/2028	43,000	42,287
		992,505
Specialized REITs — 1.4%
American Tower Corp.
1.50%, 1/31/2028	21,000	19,263
2.10%, 6/15/2030	245,000	213,550
Crown Castle, Inc.
1.05%, 7/15/2026	26,000	24,733
3.65%, 9/1/2027	33,000	32,160
3.10%, 11/15/2029	12,000	11,081
5.20%, 2/15/2049	32,000	29,456
Equinix, Inc. 3.20%, 11/18/2029	128,000	119,374
Extra Space Storage LP
3.88%, 12/15/2027	17,000	16,677
2.35%, 3/15/2032	64,000	53,590
Public Storage Operating Co.
1.50%, 11/9/2026	9,000	8,579
2.25%, 11/9/2031	45,000	38,607
Weyerhaeuser Co. 4.00%, 3/9/2052	46,000	35,296
		602,366
Specialty Retail — 1.3%
Home Depot, Inc. (The)
2.70%, 4/15/2030	236,000	215,732
5.88%, 12/16/2036	20,000	21,465
4.20%, 4/1/2043	46,000	39,863
2.75%, 9/15/2051	11,000	6,944
Lowe's Cos., Inc.
3.10%, 5/3/2027	82,000	79,682
4.05%, 5/3/2047	66,000	52,881
4.45%, 4/1/2062	45,000	36,037
5.85%, 4/1/2063	24,000	24,166
O'Reilly Automotive, Inc.
3.60%, 9/1/2027	2,000	1,955
4.35%, 6/1/2028	44,000	43,670
4.20%, 4/1/2030	19,000	18,531
1.75%, 3/15/2031	3,000	2,514
Ross Stores, Inc. 0.88%, 4/15/2026	16,000	15,374
		558,814
SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Technology Hardware, Storage & Peripherals — 1.6%
Apple, Inc.
2.90%, 9/12/2027	27,000	26,171
3.00%, 11/13/2027	18,000	17,505
1.20%, 2/8/2028	9,000	8,280
4.15%, 5/10/2030	63,000	63,126
4.50%, 2/23/2036	43,000	42,861
4.65%, 2/23/2046	153,000	143,099
2.55%, 8/20/2060	28,000	16,764
4.10%, 8/8/2062	14,000	11,396
Dell International LLC
6.02%, 6/15/2026	56,000	56,803
5.30%, 10/1/2029	40,000	40,766
8.10%, 7/15/2036	46,000	55,492
HP, Inc. 4.00%, 4/15/2029	164,000	159,300
Western Digital Corp.
2.85%, 2/1/2029	43,000	39,196
3.10%, 2/1/2032	12,000	10,263
		691,022
Textiles, Apparel & Luxury Goods — 0.2%
NIKE, Inc.
2.38%, 11/1/2026	16,000	15,539
3.63%, 5/1/2043	62,000	50,277
3.88%, 11/1/2045	20,000	16,380
		82,196
Tobacco — 1.3%
Altria Group, Inc.
2.45%, 2/4/2032	15,000	12,640
5.95%, 2/14/2049	46,000	46,044
4.45%, 5/6/2050	5,000	3,981
4.00%, 2/4/2061	70,000	50,214
BAT Capital Corp. (United Kingdom)
4.70%, 4/2/2027	64,000	64,066
4.39%, 8/15/2037	3,000	2,657
5.28%, 4/2/2050	69,000	62,226
7.08%, 8/2/2053	6,000	6,770
Philip Morris International, Inc.
4.88%, 2/15/2028	115,000	116,313
5.13%, 2/15/2030	106,000	107,928
5.75%, 11/17/2032	54,000	56,624
6.38%, 5/16/2038	8,000	8,836
4.38%, 11/15/2041	26,000	22,733
		561,032
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Trading Companies & Distributors — 0.4%
Air Lease Corp.
5.30%, 2/1/2028	17,000	17,295
3.13%, 12/1/2030	40,000	36,278
2.88%, 1/15/2032	43,000	37,409
GATX Corp.
3.50%, 6/1/2032	1,000	903
4.90%, 3/15/2033	41,000	40,492
5.45%, 9/15/2033	7,000	7,133
6.05%, 3/15/2034	37,000	39,155
		178,665
Water Utilities — 0.2%
American Water Capital Corp.
4.45%, 6/1/2032	7,000	6,777
6.59%, 10/15/2037	3,000	3,377
4.30%, 12/1/2042	3,000	2,621
4.00%, 12/1/2046	32,000	25,510
4.20%, 9/1/2048	11,000	9,017
Essential Utilities, Inc. 5.30%, 5/1/2052	36,000	33,757
		81,059
Wireless Telecommunication Services — 1.4%
Rogers Communications, Inc. (Canada) 5.45%, 10/1/2043	94,000	89,952
T-Mobile USA, Inc.
3.75%, 4/15/2027	122,000	120,052
3.88%, 4/15/2030	141,000	135,011
3.50%, 4/15/2031	218,000	201,674
Vodafone Group plc (United Kingdom) 5.13%, 6/19/2059	70,000	61,561
		608,250
Total Corporate Bonds (Cost $43,072,011)		42,602,306
Asset-Backed Securities — 0.2%
United Airlines Pass-Through Trust
Series 2020-1, Class A, 5.88%, 10/15/2027	15,770	15,997
Series 2018-1, Class AA, 3.50%, 3/1/2030	68,709	64,963
Total Asset-Backed Securities (Cost $80,639)		80,960
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	87

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 0.3%
Investment Companies — 0.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.32% (f) (g) (Cost $138,616)	138,616	138,616
Total Investments — 98.6% (Cost $43,291,266)		42,821,882
Other Assets in Excess of Liabilities — 1.4%		604,528
NET ASSETS — 100.0%		43,426,410

Percentages indicated are based on net assets.

Abbreviations
CME	Chicago Mercantile Exchange
OYJ	Public Limited Company
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate

^	Amount rounds to less than 0.1% of net assets.
(a)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of February 28, 2025.

(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2025.
(c)
Contingent Capital security (“CoCo”). CoCos are hybrid
debt securities that may be convertible into equity or
may be written down if a pre-specified trigger event
occurs. The total value of aggregate CoCo holdings at
February 28, 2025 is $204,787 or 0.47% of the
Fund’s net assets as of February 28, 2025.

(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 28, 2025.

(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of February 28, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. Morgan Exchange-Traded Funds	February 28, 2025

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — 85.7%
Azerbaijan — 0.1%
Republic of Azerbaijan 3.50%, 9/1/2032 (a)	231,000	202,010
Bahrain — 4.1%
Kingdom of Bahrain
7.00%, 10/12/2028 (a)	1,493,000	1,541,179
6.75%, 9/20/2029 (a)	1,600,000	1,633,008
5.63%, 9/30/2031 (a)	968,000	919,600
5.45%, 9/16/2032 (a)	1,400,000	1,305,500
5.25%, 1/25/2033 (a)	218,000	198,681
5.63%, 5/18/2034 (a)	462,000	427,599
7.50%, 2/12/2036 (a)	600,000	630,690
6.00%, 9/19/2044 (a)	260,000	222,138
		6,878,395
Brazil — 5.5%
Federative Republic of Brazil
6.00%, 4/7/2026 (b)	606,000	611,757
4.63%, 1/13/2028	400,000	392,000
4.50%, 5/30/2029	1,330,000	1,277,465
6.25%, 3/18/2031	700,000	707,980
3.75%, 9/12/2031	394,000	347,311
6.13%, 1/22/2032	700,000	697,270
6.00%, 10/20/2033	2,230,000	2,161,427
5.00%, 1/27/2045	543,000	414,852
5.63%, 2/21/2047	2,000,000	1,634,000
4.75%, 1/14/2050	936,000	660,816
7.13%, 5/13/2054	335,000	323,895
		9,228,773
Chile — 1.8%
Republic of Chile
3.24%, 2/6/2028	1,054,000	1,007,281
2.55%, 7/27/2033	667,000	551,209
4.95%, 1/5/2036	408,000	394,740
3.10%, 5/7/2041	200,000	148,376
3.25%, 9/21/2071	1,450,000	888,850
		2,990,456
China — 0.9%
Export-Import Bank of China (The) 2.88%, 4/26/2026 (a)	1,000,000	985,340
People's Republic of China
2.63%, 11/2/2027 (a)	200,000	194,658
3.50%, 10/19/2028 (a)	276,000	272,873
		1,452,871
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Colombia — 4.4%
Republic of Colombia
3.00%, 1/30/2030	1,361,000	1,158,715
3.25%, 4/22/2032	1,300,000	1,020,435
8.00%, 11/14/2035	200,000	204,500
7.75%, 11/7/2036	400,000	397,168
7.38%, 9/18/2037	1,100,000	1,067,550
6.13%, 1/18/2041	1,603,000	1,335,860
5.00%, 6/15/2045	1,104,000	768,384
5.20%, 5/15/2049	719,000	498,037
8.75%, 11/14/2053	224,000	230,899
8.38%, 11/7/2054	600,000	592,365
		7,273,913
Costa Rica — 1.6%
Republic of Costa Rica
6.13%, 2/19/2031 (a)	883,000	896,801
7.00%, 4/4/2044 (a)	843,000	865,529
7.16%, 3/12/2045 (a)	614,000	641,821
7.30%, 11/13/2054 (a)	215,000	226,165
		2,630,316
Dominican Republic — 4.5%
Dominican Republic Government Bond
5.95%, 1/25/2027 (a)	107,000	107,636
6.00%, 7/19/2028 (a)	834,000	839,371
4.50%, 1/30/2030 (a)	3,481,000	3,247,120
5.30%, 1/21/2041 (a)	1,047,000	908,597
6.40%, 6/5/2049 (c)	2,074,000	1,981,064
5.88%, 1/30/2060 (a)	534,000	470,753
		7,554,541
Egypt — 2.0%
Arab Republic of Egypt
7.50%, 1/31/2027 (a)	200,000	197,750
5.80%, 9/30/2027 (a)	293,000	276,337
7.05%, 1/15/2032 (a)	1,324,000	1,148,980
7.63%, 5/29/2032 (a)	400,000	353,640
8.50%, 1/31/2047 (a)	658,000	522,288
8.70%, 3/1/2049 (a)	631,000	506,718
8.88%, 5/29/2050 (a)	400,000	324,500
		3,330,213
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	89

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Guatemala — 0.5%
Republic of Guatemala
6.60%, 6/13/2036 (a)	326,000	329,260
6.13%, 6/1/2050 (a)	644,000	586,845
		916,105
Hungary — 2.0%
Hungary Government Bond
5.25%, 6/16/2029 (a)	522,000	520,695
6.25%, 9/22/2032 (a)	700,000	728,441
5.50%, 3/26/2036 (a)	1,222,000	1,192,977
6.75%, 9/25/2052 (a)	444,000	475,080
Magyar Export-Import Bank Zrt. 6.13%, 12/4/2027 (a)	337,000	343,110
		3,260,303
India — 0.6%
Export-Import Bank of India
3.88%, 2/1/2028 (a)	200,000	195,100
2.25%, 1/13/2031 (a)	913,000	787,134
		982,234
Indonesia — 3.1%
Perusahaan Penerbit SBSN Indonesia III
4.55%, 3/29/2026 (a)	200,000	200,300
4.15%, 3/29/2027 (a)	319,000	316,209
2.80%, 6/23/2030 (a)	881,000	796,450
2.55%, 6/9/2031 (a)	287,000	249,331
5.20%, 7/2/2034 (a)	200,000	199,778
Republic of Indonesia
4.65%, 9/20/2032	480,000	466,200
4.85%, 1/11/2033	1,151,000	1,129,131
7.75%, 1/17/2038 (a)	929,000	1,132,219
4.20%, 10/15/2050	833,000	690,407
		5,180,025
Iraq — 0.3%
Republic of Iraq 5.80%, 1/15/2028 (a)	459,375	450,762
Ivory Coast — 0.9%
Republic of Cote d'Ivoire 8.25%, 1/30/2037 (a)	1,480,000	1,437,450
Jamaica — 1.0%
Jamaica Government Bond
6.75%, 4/28/2028	316,000	322,952
7.88%, 7/28/2045	1,227,000	1,430,302
		1,753,254
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Jordan — 1.3%
Hashemite Kingdom of Jordan
5.75%, 1/31/2027 (a)	595,000	586,633
7.50%, 1/13/2029 (a)	638,000	642,185
5.85%, 7/7/2030 (a)	709,000	658,633
7.38%, 10/10/2047 (a)	359,000	320,296
		2,207,747
Kazakhstan — 0.3%
Republic of Kazakhstan
4.71%, 4/9/2035 (a)	200,000	193,938
6.50%, 7/21/2045 (a)	234,000	257,400
		451,338
Kenya — 1.2%
Republic of Kenya
7.25%, 2/28/2028 (a)	200,000	195,750
8.00%, 5/22/2032 (a)	1,371,000	1,272,960
9.50%, 3/5/2036 (c)	200,000	193,400
8.25%, 2/28/2048 (a)	400,000	334,875
		1,996,985
Kuwait — 0.2%
State of Kuwait 3.50%, 3/20/2027 (a)	400,000	391,624
Latvia — 0.1%
Latvia Government Bond 5.13%, 7/30/2034 (a)	200,000	197,102
Malaysia — 0.1%
Malaysia Sukuk Global Bhd. 3.18%, 4/27/2026 (a)	252,000	248,762
Mexico — 4.5%
United Mexican States
3.75%, 1/11/2028	1,870,000	1,807,168
2.66%, 5/24/2031	382,000	321,071
4.75%, 4/27/2032	200,000	186,210
6.35%, 2/9/2035	493,000	495,958
6.00%, 5/7/2036	500,000	485,250
6.88%, 5/13/2037	400,000	411,240
6.05%, 1/11/2040	266,000	252,527
4.75%, 3/8/2044	1,306,000	1,025,863
4.60%, 1/23/2046	900,000	678,825
4.40%, 2/12/2052	1,326,000	938,980
7.38%, 5/13/2055	200,000	208,400
3.75%, 4/19/2071	1,338,000	772,160
		7,583,652
SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Morocco — 1.0%
Kingdom of Morocco
3.00%, 12/15/2032 (a)	1,361,000	1,133,454
6.50%, 9/8/2033 (a)	215,000	224,473
4.00%, 12/15/2050 (a)	400,000	275,500
		1,633,427
Nigeria — 3.1%
Federal Republic of Nigeria
6.13%, 9/28/2028 (a)	800,000	747,752
8.38%, 3/24/2029 (a)	600,000	597,816
7.14%, 2/23/2030 (a)	400,000	374,188
8.75%, 1/21/2031 (a)	579,000	575,202
7.38%, 9/28/2033 (a)	1,190,000	1,051,400
10.38%, 12/9/2034 (a)	600,000	625,500
7.70%, 2/23/2038 (a)	400,000	338,152
7.63%, 11/28/2047 (a)	400,000	318,846
8.25%, 9/28/2051 (a)	600,000	502,500
		5,131,356
Oman — 4.6%
Oman Sovereign Sukuk SAOC 4.88%, 6/15/2030 (a)	598,000	593,144
Sultanate of Oman Government Bond
4.75%, 6/15/2026 (a)	1,500,000	1,496,775
6.75%, 10/28/2027 (a)	435,000	451,330
6.00%, 8/1/2029 (a)	1,029,000	1,053,799
6.25%, 1/25/2031 (a)	992,000	1,033,247
7.38%, 10/28/2032 (a)	618,000	688,081
6.50%, 3/8/2047 (a)	239,000	244,342
6.75%, 1/17/2048 (a)	1,118,000	1,166,913
7.00%, 1/25/2051 (a)	937,000	1,005,813
		7,733,444
Pakistan — 1.2%
Islamic Republic of Pakistan
6.88%, 12/5/2027 (a)	1,833,000	1,704,690
7.38%, 4/8/2031 (a)	321,000	280,193
		1,984,883
Panama — 2.2%
Republic of Panama
3.16%, 1/23/2030	200,000	172,500
2.25%, 9/29/2032	449,000	328,084
6.40%, 2/14/2035	200,000	189,310
6.70%, 1/26/2036	1,708,000	1,645,658
6.88%, 1/31/2036	316,000	307,026
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Panama—continued
3.87%, 7/23/2060	620,000	343,759
4.50%, 1/19/2063	1,061,000	660,143
		3,646,480
Paraguay — 0.7%
Republic of Paraguay
6.10%, 8/11/2044 (a)	1,043,000	1,009,428
5.40%, 3/30/2050 (a)	200,000	175,313
		1,184,741
Peru — 2.0%
Republic of Peru
2.78%, 1/23/2031	1,573,000	1,373,779
1.86%, 12/1/2032	119,000	92,374
8.75%, 11/21/2033	108,000	130,745
3.00%, 1/15/2034	198,000	163,494
6.55%, 3/14/2037	172,000	183,748
3.30%, 3/11/2041	717,000	536,630
2.78%, 12/1/2060	989,000	551,986
3.23%, 7/28/2121 (b)	619,000	340,125
		3,372,881
Philippines — 2.6%
Republic of Philippines
3.00%, 2/1/2028	333,000	317,391
3.75%, 1/14/2029	958,000	922,927
6.38%, 1/15/2032	200,000	214,934
5.00%, 1/13/2037	1,608,000	1,569,810
3.70%, 3/1/2041	1,000,000	808,750
3.70%, 2/2/2042	688,000	552,980
		4,386,792
Poland — 2.0%
Republic of Poland
3.25%, 4/6/2026	770,000	760,260
4.88%, 10/4/2033	1,138,000	1,116,662
5.13%, 9/18/2034	100,000	99,049
5.50%, 4/4/2053	1,358,000	1,306,355
		3,282,326
Qatar — 2.3%
State of Qatar
4.00%, 3/14/2029 (a)	1,800,000	1,769,625
4.63%, 6/2/2046 (a)	395,000	360,931
4.82%, 3/14/2049 (a)	865,000	804,182
4.40%, 4/16/2050 (a)	944,000	821,280
		3,756,018
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	91

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Romania — 2.3%
Romania Government Bond
3.00%, 2/27/2027 (a)	1,740,000	1,669,269
6.38%, 1/30/2034 (a)	400,000	388,752
5.75%, 3/24/2035 (c)	550,000	501,187
6.13%, 1/22/2044 (a) (b)	800,000	705,836
4.00%, 2/14/2051 (a)	400,000	255,500
7.63%, 1/17/2053 (a)	250,000	255,313
		3,775,857
Saudi Arabia — 4.0%
Kingdom of Saudi Arabia
2.50%, 2/3/2027 (a)	1,857,000	1,781,559
3.63%, 3/4/2028 (a)	754,000	730,909
4.38%, 4/16/2029 (a)	261,000	257,167
2.25%, 2/2/2033 (a)	2,201,000	1,799,318
4.50%, 10/26/2046 (a)	229,000	192,002
5.25%, 1/16/2050 (a)	1,484,000	1,373,164
3.45%, 2/2/2061 (a)	502,000	320,966
KSA Sukuk Ltd. 2.25%, 5/17/2031 (a)	205,000	175,595
		6,630,680
Serbia — 0.8%
Republic of Serbia 6.50%, 9/26/2033 (a)	1,318,000	1,374,015
South Africa — 3.5%
Republic of South Africa
4.85%, 9/30/2029	2,955,000	2,780,832
7.10%, 11/19/2036 (c)	600,000	588,690
5.65%, 9/27/2047	400,000	304,000
5.75%, 9/30/2049	1,438,000	1,092,880
7.30%, 4/20/2052	828,000	753,480
7.95%, 11/19/2054 (a)	400,000	387,888
		5,907,770
Trinidad And Tobago — 0.3%
Republic of Trinidad and Tobago 4.50%, 8/4/2026 (a)	468,000	458,935
Turkey — 7.6%
Hazine Mustesarligi Varlik Kiralama A/S
7.25%, 2/24/2027 (a)	1,476,000	1,507,719
8.51%, 1/14/2029 (a)	559,000	596,733
Republic of Turkiye (The)
4.25%, 4/14/2026 (b)	400,000	394,875
4.88%, 10/9/2026	265,000	262,184
8.60%, 9/24/2027	400,000	427,375
5.13%, 2/17/2028	2,499,000	2,441,992
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Turkey—continued
6.13%, 10/24/2028	741,000	741,232
7.63%, 4/26/2029	227,000	236,368
5.95%, 1/15/2031	1,897,000	1,813,418
9.38%, 1/19/2033 (b)	372,000	421,755
6.50%, 9/20/2033	201,000	192,834
6.88%, 3/17/2036	1,574,000	1,528,747
5.75%, 5/11/2047	2,767,000	2,154,774
		12,720,006
United Arab Emirates — 2.4%
Finance Department Government of Sharjah 6.13%, 3/6/2036 (a)	290,000	286,737
Sharjah Sukuk Program Ltd. 3.23%, 10/23/2029 (a)	356,000	323,195
United Arab Emirates Government Bond
3.13%, 10/11/2027 (a)	1,082,000	1,049,075
1.63%, 6/2/2028 (a)	431,000	393,960
2.00%, 10/19/2031 (a)	200,000	171,375
3.13%, 9/30/2049 (a)	542,000	373,812
3.88%, 4/16/2050 (a)	368,000	290,146
3.90%, 9/9/2050 (a)	330,000	240,797
4.95%, 7/7/2052 (a)	567,000	534,397
2.70%, 9/2/2070 (a)	502,000	280,402
		3,943,896
Uruguay — 1.6%
Oriental Republic of Uruguay
4.38%, 1/23/2031	1,134,000	1,110,328
5.10%, 6/18/2050	1,084,000	1,013,540
4.98%, 4/20/2055	582,000	525,621
		2,649,489
Zambia — 0.5%
Republic of Zambia
5.75%, 6/30/2033 (a) (d)	536,404	476,897
0.50%, 12/31/2053 (a)	548,000	342,329
		819,226
Total Foreign Government Securities (Cost $143,955,084)		142,991,053
Corporate Bonds — 12.3%
Azerbaijan — 0.6%
Southern Gas Corridor CJSC 6.88%, 3/24/2026 (a)	918,000	927,611
SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. Morgan Exchange-Traded Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Chile — 0.8%
Corp. Nacional del Cobre de Chile
3.00%, 9/30/2029 (a)	701,000	636,596
3.70%, 1/30/2050 (a)	884,000	607,750
Empresa de Transporte de Pasajeros Metro SA 4.70%, 5/7/2050 (a)	200,000	167,500
		1,411,846
China — 1.1%
CNAC HK Finbridge Co. Ltd. 5.13%, 3/14/2028 (a)	600,000	604,926
Sinopec Group Overseas Development 2012 Ltd. 4.88%, 5/17/2042 (a)	370,000	371,546
Sinopec Group Overseas Development 2018 Ltd. 2.70%, 5/13/2030 (a)	472,000	438,889
State Grid Overseas Investment BVI Ltd. 3.50%, 5/4/2027 (a)	465,000	457,830
		1,873,191
Hong Kong — 0.2%
China Life Insurance Overseas Co. Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.23%), 5.35%, 8/15/2033 (a) (e)	329,000	335,360
Hungary — 0.2%
MFB Magyar Fejlesztesi Bank Zrt. 6.50%, 6/29/2028 (a)	282,000	290,460
Indonesia — 0.6%
Pertamina Persero PT 4.18%, 1/21/2050 (a)	535,000	417,568
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.13%, 5/15/2027 (a)	300,000	294,798
5.25%, 10/24/2042 (a)	379,000	345,261
		1,057,627
Malaysia — 1.0%
Petronas Capital Ltd.
2.48%, 1/28/2032 (a)	766,000	652,789
3.40%, 4/28/2061 (a)	1,556,000	1,057,520
		1,710,309
Mexico — 3.4%
Comision Federal de Electricidad 6.45%, 1/24/2035 (c)	200,000	191,540
Mexico City Airport Trust 5.50%, 7/31/2047 (a)	200,000	163,340
Petroleos Mexicanos
8.75%, 6/2/2029	2,032,000	2,043,989
6.70%, 2/16/2032	1,201,000	1,052,917
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Mexico — continued
10.00%, 2/7/2033	250,000	259,912
6.63%, 6/15/2035	176,000	140,383
6.50%, 6/2/2041	1,500,000	1,065,825
7.69%, 1/23/2050	882,000	666,263
		5,584,169
Oman — 0.3%
EDO Sukuk Ltd. 5.88%, 9/21/2033 (c)	493,000	498,921
Panama — 0.1%
Aeropuerto Internacional de Tocumen SA 5.13%, 8/11/2061 (a)	200,000	147,000
Peru — 0.2%
Petroleos del Peru SA 5.63%, 6/19/2047 (a)	563,000	369,609
Poland — 0.7%
Bank Gospodarstwa Krajowego
5.38%, 5/22/2033 (a)	658,000	654,605
5.75%, 7/9/2034 (c)	200,000	202,880
6.25%, 7/9/2054 (c)	262,000	265,089
		1,122,574
Qatar — 0.6%
QatarEnergy
2.25%, 7/12/2031 (a)	310,000	266,408
3.13%, 7/12/2041 (a)	880,000	659,278
		925,686
Saudi Arabia — 0.7%
Gaci First Investment Co.
5.00%, 1/29/2029 (a)	237,000	236,611
4.88%, 2/14/2035 (a)	371,000	356,276
5.13%, 2/14/2053 (a)	278,000	241,860
Suci Second Investment Co. 6.25%, 10/25/2033 (a)	367,000	395,098
		1,229,845
South Africa — 0.4%
Eskom Holdings SOC Ltd. 6.35%, 8/10/2028 (a)	217,000	216,052
Transnet SOC Ltd. 8.25%, 2/6/2028 (a)	400,000	407,876
		623,928
Turkey — 0.1%
TVF Varlik Kiralama A/S 6.95%, 1/23/2030 (a)	200,000	201,626
United Arab Emirates — 1.3%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/2/2047 (a)	210,000	188,607
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	93

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
United Arab Emirates — continued
Abu Dhabi Developmental Holding Co. PJSC 5.50%, 5/8/2034 (a)	362,000	374,558
Adnoc Murban Rsc Ltd. 5.13%, 9/11/2054 (c)	294,000	272,317
DP World Crescent Ltd. 4.85%, 9/26/2028 (a)	200,000	198,504
DP World Ltd. 6.85%, 7/2/2037 (a)	390,000	427,834
MDGH GMTN RSC Ltd.
2.88%, 11/7/2029 (a)	664,000	609,984
3.40%, 6/7/2051 (a)	218,000	153,620
		2,225,424
Total Corporate Bonds (Cost $20,508,819)		20,535,186
	SHARES
Short-Term Investments — 1.2%
Investment Companies — 0.4%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.32% (f) (g) (Cost $695,282)	695,282	695,282
Investment of Cash Collateral from Securities Loaned — 0.8%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (f) (g)(Cost $1,292,706)	1,292,706	1,292,706
Total Short-Term Investments (Cost $1,987,988)		1,987,988
Total Investments — 99.2% (Cost $166,451,891)		165,514,227
Other Assets in Excess of Liabilities — 0.8%		1,367,368
NET ASSETS — 100.0%		166,881,595

Percentages indicated are based on net assets.

Abbreviations
CJSC	Closed Joint Stock Company
GMTN	Global Medium Term Note
PJSC	Public Joint Stock Company
PT	Limited liability company

(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at February 28, 2025. The total value of securities on loan at February 28, 2025 is $1,250,446.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future
contingent upon a predetermined trigger. The interest rate shown is the current rate as of February 28, 2025.

(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2025.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of February 28, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. Morgan Exchange-Traded Funds	February 28, 2025

STATEMENTS OF ASSETS AND LIABILITIES
AS OF February 28, 2025

	JPMorgan BetaBuilders U.S. Aggregate Bond ETF	JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF	JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF	JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF
ASSETS:
Investments in non-affiliates, at value	$1,530,795,192	$20,123,558	$8,052,849	$20,986,987
Investments in affiliates, at value	55,052,585	39,388	8,574	88,310
Investments of cash collateral received from securities loaned, at value (See Note 2.D.)	2,350,866	—	—	—
Cash	168,108	54	26	121
Foreign currency, at value	34	—	—	—
Segregated cash balance with Authorized Participant for deposit securities	—	—	11,953	—
Receivables:
Investment securities sold	8,308,204	1,225,962	140,053	654,517
Investment securities sold — delayed delivery securities	2,831,620	—	—	—
Fund shares sold	502,668	—	—	—
Interest from non-affiliates	9,419,026	131,479	52,370	130,173
Dividends from affiliates	6,518	5	1	11
Securities lending income (See Note 2.D.)	1,551	—	—	—
Total Assets	1,609,436,372	21,520,446	8,265,826	21,860,119
LIABILITIES:
Payables:
Investment securities purchased	10,285,237	1,256,285	144,970	715,752
Investment securities purchased — delayed delivery securities	54,966,955	—	—	—
Collateral received on securities loaned (See Note 2.D.)	2,350,866	—	—	—
Collateral upon return of deposit securities	—	—	11,953	—
Accrued liabilities:
Management fees (See Note 3.A.)	27,210	518	180	566
Total Liabilities	67,630,268	1,256,803	157,103	716,318
Net Assets	$1,541,806,104	$20,263,643	$8,108,723	$21,143,801
NET ASSETS:
Paid-in-Capital	$1,681,098,247	$20,189,379	$9,248,487	$21,145,917
Total distributable earnings (loss)	(139,292,143)	74,264	(1,139,764)	(2,116)
Total Net Assets	$1,541,806,104	$20,263,643	$8,108,723	$21,143,801
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	33,323,203	205,000	92,500	215,000
Net asset value, per share	$46.27	$98.85	$87.66	$98.34
Cost of investments in non-affiliates	$1,584,063,451	$20,034,728	$8,414,770	$20,998,125
Cost of investments in affiliates	55,052,585	39,386	8,573	88,301
Cost of foreign currency	34	—	—	—
Investment securities on loan, at value (See Note 2.D.)	2,284,077	—	—	—
Cost of investment of cash collateral (See Note 2.D.)	2,350,866	—	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	95

STATEMENTS OF ASSETS AND LIABILITIES
AS OF February 28, 2025 (continued)

	JPMorgan BetaBuilders USD High Yield Corporate Bond ETF	JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF	JPMorgan USD Emerging Markets Sovereign Bond ETF
ASSETS:
Investments in non-affiliates, at value	$918,578,837	$42,683,266	$163,526,239
Investments in affiliates, at value	6,152,103	138,616	695,282
Investments of cash collateral received from securities loaned, at value (See Note 2.D.)	—	—	1,292,706
Cash	8,870	332	—
Foreign currency, at value	—	—	5,200
Segregated cash balance with Authorized Participant for deposit securities	77,997	—	4,071,027
Receivables:
Due from custodian	—	—	18,539
Investment securities sold	20,257,517	537,367	12,778,803
Interest from non-affiliates	15,656,949	522,452	2,393,734
Dividends from affiliates	728	16	82
Securities lending income (See Note 2.D.)	—	—	421
Total Assets	960,733,001	43,882,049	184,782,033
LIABILITIES:
Payables:
Due to Authorized Participant	—	—	1,239,130
Investment securities purchased	25,103,420	454,533	11,245,623
Collateral received on securities loaned (See Note 2.D.)	—	—	1,292,706
Collateral upon return of deposit securities	77,997	—	4,071,027
Accrued liabilities:
Management fees (See Note 3.A.)	45,469	1,106	51,952
Total Liabilities	25,226,886	455,639	17,900,438
Net Assets	$935,506,115	$43,426,410	$166,881,595
NET ASSETS:
Paid-in-Capital	$992,884,065	$47,154,479	$184,648,561
Total distributable earnings (loss)	(57,377,950)	(3,728,069)	(17,766,966)
Total Net Assets	$935,506,115	$43,426,410	$166,881,595
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	20,025,000	950,000	4,300,000
Net asset value, per share	$46.72	$45.71	$38.81
Cost of investments in non-affiliates	$918,119,757	$43,152,650	$164,463,903
Cost of investments in affiliates	6,152,103	138,616	695,282
Cost of foreign currency	—	—	5,382
Investment securities on loan, at value (See Note 2.D.)	—	—	1,250,446
Cost of investment of cash collateral (See Note 2.D.)	—	—	1,292,706
SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. Morgan Exchange-Traded Funds	February 28, 2025

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED February 28, 2025

	JPMorgan BetaBuilders U.S. Aggregate Bond ETF	JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF	JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF	JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$60,464,214	$199,112	$760,673	$384,230
Interest income from affiliates	2,158	—	—	—
Dividend income from affiliates	3,156,815	316	1,321	745
Income from securities lending (net) (See Note 2.D.)	16,415	—	—	—
Total investment income	63,639,602	199,428	761,994	384,975
EXPENSES:
Management fees (See Note 3.A.)	375,251	2,496	11,270	5,296
Interest expense to affiliates	9,289	—	—	—
Total expenses	384,540	2,496	11,270	5,296
Net investment income (loss)	63,255,062	196,932	750,724	379,679
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(9,499,582)	7,005	(356,440)	(23,593)
Investments in affiliates	—	1	36	(6)
In-kind redemptions of investments in non-affiliates (See Note 4)	(12,033,405)	9,458	(734,081)	21,386
Foreign currency transactions	2	—	—	—
Net realized gain (loss)	(21,532,985)	16,464	(1,090,485)	(2,213)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	41,662,446	80,909	1,875,335	89,040
Investments in affiliates	500	1	(2)	8
Foreign currency translations	(3)	—	—	—
Change in net unrealized appreciation/depreciation	41,662,943	80,910	1,875,333	89,048
Net realized/unrealized gains (losses)	20,129,958	97,374	784,848	86,835
Change in net assets resulting from operations	$83,385,020	$294,306	$1,535,572	$466,514
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	97

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED February 28, 2025 (continued)

	JPMorgan BetaBuilders USD High Yield Corporate Bond ETF	JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF	JPMorgan USD Emerging Markets Sovereign Bond ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$79,369,327	$2,324,913	$36,437,724
Interest income from affiliates	1,433	18	50,026
Dividend income from affiliates	311,223	10,972	129,181
Income from securities lending (net) (See Note 2.D.)	—	—	11,847
Total investment income	79,681,983	2,335,903	36,628,778
EXPENSES:
Management fees (See Note 3.A.)	1,420,324	35,847	2,187,832
Interest expense to affiliates	2,909	—	314
Total expenses	1,423,233	35,847	2,188,146
Net investment income (loss)	78,258,750	2,300,056	34,440,632
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(3,980,005)	(88,615)	(41,138)
In-kind redemptions of investments in non-affiliates (See Note 4)	22,393,090	(36,970)	(286,837)
Foreign currency transactions	(3)	—	(26)
Net realized gain (loss)	18,413,082	(125,585)	(328,001)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	8,258,441	856,304	(4,120,096)
Investments in affiliates	—	—	700
Foreign currency translations	2	—	(207)
Change in net unrealized appreciation/depreciation	8,258,443	856,304	(4,119,603)
Net realized/unrealized gains (losses)	26,671,525	730,719	(4,447,604)
Change in net assets resulting from operations	$104,930,275	$3,030,775	$29,993,028
SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. Morgan Exchange-Traded Funds	February 28, 2025

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

	JPMorgan BetaBuilders U.S. Aggregate Bond ETF		JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF
	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2025	Period Ended February 29, 2024 (a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$63,255,062	$72,467,036	$196,932	$201,109
Net realized gain (loss)	(21,532,985)	(56,361,692)	16,464	(90,407)
Change in net unrealized appreciation/depreciation	41,662,943	29,915,386	80,910	7,922
Change in net assets resulting from operations	83,385,020	46,020,730	294,306	118,624
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(63,890,911)	(70,295,004)	(155,861)	(187,616)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(125,547,879)	360,033,171	15,702,524	4,491,666
NET ASSETS:
Change in net assets	(106,053,770)	335,758,897	15,840,969	4,422,674
Beginning of period	1,647,859,874	1,312,100,977	4,422,674	—
End of period	$1,541,806,104	$1,647,859,874	$20,263,643	$4,422,674
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$498,012,687	$1,267,186,630	$19,130,513	$24,365,924
Cost of shares redeemed	(623,560,566)	(907,153,459)	(3,427,989)	(19,874,258)
Total change in net assets resulting from capital transactions	$(125,547,879)	$360,033,171	$15,702,524	$4,491,666
SHARE TRANSACTIONS:
Issued	10,825,000	27,350,000	195,000	247,500
Redeemed	(13,625,000)	(19,800,000)	(35,000)	(202,500)
Net increase (decrease) in shares from share transactions	(2,800,000)	7,550,000	160,000	45,000

(a)
Commencement of operations was April 19, 2023.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	99

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

	JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF		JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF
	Year Ended February 28, 2025	Period Ended February 29, 2024 (a)	Year Ended February 28, 2025	Period Ended February 29, 2024 (a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$750,724	$1,691,286	$379,679	$197,539
Net realized gain (loss)	(1,090,485)	(2,126,478)	(2,213)	(24,680)
Change in net unrealized appreciation/depreciation	1,875,333	(2,237,253)	89,048	(100,177)
Change in net assets resulting from operations	1,535,572	(2,672,445)	466,514	72,682
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(885,410)	(1,535,292)	(345,268)	(174,907)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(23,766,861)	35,433,159	12,543,270	8,581,510
NET ASSETS:
Change in net assets	(23,116,699)	31,225,422	12,664,516	8,479,285
Beginning of period	31,225,422	—	8,479,285	—
End of period	$8,108,723	$31,225,422	$21,143,801	$8,479,285
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$8,632,263	$67,463,018	$16,923,604	$8,581,602
Cost of shares redeemed	(32,399,124)	(32,029,859)	(4,380,334)	(92)
Total change in net assets resulting from capital transactions	$(23,766,861)	$35,433,159	$12,543,270	$8,581,510
SHARE TRANSACTIONS:
Issued	97,500	705,000	172,500	87,500
Redeemed	(352,500)	(357,500)	(45,000)	—
Net increase (decrease) in shares from share transactions	(255,000)	347,500	127,500	87,500

(a)
Commencement of operations was April 19, 2023.
SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. Morgan Exchange-Traded Funds	February 28, 2025

	JPMorgan BetaBuilders USD High Yield Corporate Bond ETF		JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2025	Year Ended February 29, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$78,258,750	$29,392,274	$2,300,056	$2,543,496
Net realized gain (loss)	18,413,082	(10,707,705)	(125,585)	(1,893,906)
Change in net unrealized appreciation/depreciation	8,258,443	23,578,851	856,304	3,032,096
Change in net assets resulting from operations	104,930,275	42,263,420	3,030,775	3,681,686
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(77,449,751)	(27,562,688)	(2,367,088)	(2,485,282)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	107,746,407	448,099,146	(4,656,005)	1,519,568
NET ASSETS:
Change in net assets	135,226,931	462,799,878	(3,992,318)	2,715,972
Beginning of period	800,279,184	337,479,306	47,418,728	44,702,756
End of period	$935,506,115	$800,279,184	$43,426,410	$47,418,728
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$1,731,938,508	$581,385,583	$5,625,271	$60,153,501
Cost of shares redeemed	(1,624,192,101)	(133,286,437)	(10,281,276)	(58,633,933)
Total change in net assets resulting from capital transactions	$107,746,407	$448,099,146	$(4,656,005)	$1,519,568
SHARE TRANSACTIONS:
Issued	37,525,000	12,875,000	125,000	1,350,000
Redeemed	(34,975,000)	(3,000,000)	(225,000)	(1,300,000)
Net increase (decrease) in shares from share transactions	2,550,000	9,875,000	(100,000)	50,000
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	101

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

	JPMorgan USD Emerging Markets Sovereign Bond ETF
	Year Ended February 28, 2025	Year Ended February 29, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$34,440,632	$29,323,631
Net realized gain (loss)	(328,001)	(13,507,494)
Change in net unrealized appreciation/depreciation	(4,119,603)	12,878,908
Change in net assets resulting from operations	29,993,028	28,695,045
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(36,696,867)	(27,334,059)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(484,109,207)	428,749,290
NET ASSETS:
Change in net assets	(490,813,046)	430,110,276
Beginning of period	657,694,641	227,584,365
End of period	$166,881,595	$657,694,641
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$70,409,162	$714,431,871
Cost of shares redeemed	(554,518,369)	(285,682,581)
Total change in net assets resulting from capital transactions	$(484,109,207)	$428,749,290
SHARE TRANSACTIONS:
Issued	1,800,000	18,600,000
Redeemed	(14,400,000)	(7,600,000)
Net increase (decrease) in shares from share transactions	(12,600,000)	11,000,000
SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. Morgan Exchange-Traded Funds	February 28, 2025

THIS PAGE IS INTENTIONALLY LEFT BLANK

103

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions	Net asset value, end of period
JPMorgan BetaBuilders U.S. Aggregate Bond ETF
Year Ended February 28, 2025	$45.62	$1.90	$0.66	$2.56	$(1.91)	$—	$(1.91)	$46.27
Year Ended February 29, 2024	45.92	1.79	(0.36)	1.43	(1.73)	—	(1.73)	45.62
Year Ended February 28, 2023	52.13	1.13	(6.27)	(5.14)	(1.07)	—	(1.07)	45.92
Year Ended February 28, 2022 (e)	54.39	0.71	(2.19)	(1.48)	(0.72)	(0.06)	(0.78)	52.13
Year Ended February 28, 2021 (e)	54.86	0.89	(0.32)	0.57	(0.85)	(0.19)	(1.04)	54.39
JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF
Year Ended February 28, 2025	98.28	4.34	0.68	5.02	(4.45)	—	(4.45)	98.85
April 19, 2023 (f) through February 29, 2024	99.50	3.93	(1.30)	2.63	(3.85)	—	(3.85)	98.28
JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF
Year Ended February 28, 2025	89.86	3.94	(1.81)	2.13	(4.33)	—	(4.33)	87.66
April 19, 2023 (f) through February 29, 2024	99.50	3.43	(10.06)	(6.63)	(3.01)	—	(3.01)	89.86
JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF
Year Ended February 28, 2025	96.91	3.83	1.20	5.03	(3.60)	—	(3.60)	98.34
April 19, 2023 (f) through February 29, 2024	99.50	3.32	(2.93)	0.39	(2.98)	—	(2.98)	96.91

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Per share amounts reflects a 1:2 reverse stock split that occurred on April 12, 2021.
(f)	Commencement of operations.
SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. Morgan Exchange-Traded Funds	February 28, 2025

	Ratios/Supplemental data
				Ratios to average net assets (a)
Market price, end of period	Total return(c)(d)	Market price total return(c)	Net assets, end of period	Net expenses	Net investment income (loss)	Portfolio turnover rate(c)

$46.29	5.75%	5.77%	$1,541,806,104	0.03%	4.15%	102%
45.63	3.19	3.21	1,647,859,874	0.02	3.93	138
45.92	(9.91)	(9.93)	1,312,100,977	0.06	2.39	107
52.14	(2.76)	(2.69)	1,024,267,076	0.07	1.32	78
54.36	1.04	0.85	826,789,330	0.07	1.60	64

98.89	5.25	5.23	20,263,643	0.06	4.42	68
98.33	2.71	2.76	4,422,674	0.07	4.61	419

87.36	2.46	2.12	8,108,723	0.07	4.45	25
89.85	(6.66)	(6.67)	31,225,422	0.07	4.38	29

98.31	5.32	5.24	21,143,801	0.06	3.94	43
96.95	0.43	0.47	8,479,285	0.07	3.97	31
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	105

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
Year Ended February 28, 2025	$45.80	$3.37	$0.88	$4.25	$(3.33)	$—	$(3.33)
Year Ended February 29, 2024	44.41	3.16	1.23	4.39	(3.00)	—	(3.00)
Year Ended February 28, 2023	49.61	2.26	(4.84)	(2.58)	(2.62)	—	(2.62)
Year Ended February 28, 2022	51.64	1.97	(1.79)	0.18	(2.21)	—	(2.21)
Year Ended February 28, 2021	50.31	2.12	1.31 (c)	3.43	(2.07)	(0.03)	(2.10)
JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
Year Ended February 28, 2025	45.16	2.27	0.59	2.86	(2.31)	—	(2.31)
Year Ended February 29, 2024	44.70	2.14	0.34	2.48	(2.02)	—	(2.02)
Year Ended February 28, 2023	51.48	1.55	(6.80)	(5.25)	(1.53)	—	(1.53)
Year Ended February 28, 2022	55.33	1.38	(3.34)	(1.96)	(1.40)	(0.49)	(1.89)
Year Ended February 28, 2021	56.27	1.58	(0.31)	1.27	(1.46)	(0.75)	(2.21)
JPMorgan USD Emerging Markets Sovereign Bond ETF
Year Ended February 28, 2025	38.92	2.39	0.15	2.54	(2.65)	—	(2.65)
Year Ended February 29, 2024	38.57	2.40	0.30 (c)	2.70	(2.35)	—	(2.35)
Year Ended February 28, 2023	43.42	2.20	(5.07)	(2.87)	(1.98)	—	(1.98)
Year Ended February 28, 2022	49.27	2.03	(5.81)	(3.78)	(2.07)	—	(2.07)
Year Ended February 28, 2021	50.95	2.17	(1.83)	0.34	(2.02)	—	(2.02)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)
Calculation of the net realized and unrealized gains (losses) per share does not correlate with the Fund’s net realized and unrealized gains (losses) presented in the Statements of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund’s investments.

SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. Morgan Exchange-Traded Funds	February 28, 2025

		Ratios/Supplemental data
					Ratios to average net assets
Net asset value, end of period	Market price, end of period	Total return(b)	Market price total return	Net assets, end of period	Net expenses	Net investment income (loss)	Portfolio turnover rate

$46.72	$46.85	9.64%	9.74%	$935,506,115	0.13%	7.28%	46%
45.80	45.88	10.34	10.43	800,279,184	0.15	7.09	16
44.41	44.44	(5.16)	(5.20)	337,479,306	0.23	4.93	39
49.61	49.65	0.26	0.40	1,453,558,764	0.24	3.83	46
51.64	51.61	7.16	6.43	1,559,634,055	0.23	4.18	50

45.71	45.76	6.52	6.66	43,426,410	0.08	5.01	15
45.16	45.15	5.70	5.58	47,418,728	0.09	4.77	13
44.70	44.74	(10.25)	(10.32)	44,702,756	0.14	3.36	35
51.48	51.56	(3.70)	(3.83)	51,478,693	0.14	2.51	36
55.33	55.48	2.24	2.09	55,332,638	0.14	2.81	41

38.81	39.03	6.75	7.26	166,881,595	0.39	6.13	22
38.92	38.95	7.26	6.59	657,694,641	0.39	6.29	26
38.57	38.83	(6.59)	(7.36)	227,584,365	0.39	5.63	34
43.42	44.06	(8.06)	(6.78)	69,475,995	0.39	4.17	38
49.27	49.30	0.85	0.50	83,750,663	0.39	4.50	59
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	107

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025
1. Organization
J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) was formed on February 25, 2010, and is governed by a Declaration of Trust as amended and restated February 19, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The following are 7 separate funds of the Trust (each, a "Fund" and collectively, the "Funds") covered by this report:
Diversification Classification
JPMorgan BetaBuilders U.S. Aggregate Bond ETF	Diversified
JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF	Diversified
JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF	Diversified
JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF	Diversified
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF	Diversified
JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF	Diversified
JPMorgan USD Emerging Markets Sovereign Bond ETF	Non-Diversified
The investment objective of JPMorgan BetaBuilders U.S. Aggregate Bond ETF (“BetaBuilders U.S. Aggregate Bond ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the Bloomberg U.S. Aggregate Index.
The investment objective of JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF (“BetaBuilders U.S. Treasury Bond 1-3 Year ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the ICE U.S. Treasury 1-3 Year Bond Index.
The investment objective of JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF (“BetaBuilders U.S. Treasury Bond 20+ Year ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the ICE U.S. Treasury 20+ Year Bond Index.
The investment objective of JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF (“BetaBuilders U.S. Treasury Bond 3-10 Year ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the ICE U.S. Treasury 3-10 Year Bond Index.
The investment objective of JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (“BetaBuilders USD High Yield Corporate Bond ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the ICE BofA US High Yield Total Return Index.
The investment objective of JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF (“BetaBuilders USD Investment Grade Corporate Bond ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the Bloomberg U.S. Corporate Bond Index.
The investment objective of JPMorgan USD Emerging Markets Sovereign Bond ETF (“USD Emerging Markets Sovereign Bond ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the JPMorgan Emerging Markets Risk-Aware Bond Index.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
Shares of each Fund are listed and traded at market price on an exchange as follows:
Listing Exchange
BetaBuilders U.S. Aggregate Bond ETF	NYSE Arca, Inc.
BetaBuilders U.S. Treasury Bond 1-3 Year ETF	Cboe BZX Exchange, Inc.
BetaBuilders U.S. Treasury Bond 20+ Year ETF	Cboe BZX Exchange, Inc.
BetaBuilders U.S. Treasury Bond 3-10 Year ETF	Cboe BZX Exchange, Inc.
BetaBuilders USD High Yield Corporate Bond ETF	Cboe BZX Exchange, Inc.
BetaBuilders USD Investment Grade Corporate Bond ETF	NYSE Arca, Inc.
USD Emerging Markets Sovereign Bond ETF	NYSE Arca, Inc.
Market prices for the Funds’ shares may be different from their net asset value (“NAV”).
The Funds issue and redeem their shares on a continuous basis, through JPMorgan Distribution Services, Inc. (the “Distributor” or “JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, at NAV in large blocks of shares, referred to as “Creation Units”. Creation Units are issued and redeemed in exchange for a basket of securities and/or cash. Shares are generally traded in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Only individuals or institutions that have entered into an authorized participant agreement with the Distributor may do business directly with the Funds (each, an “Authorized Participant”).

108	J.P. Morgan Exchange-Traded Funds	February 28, 2025

2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission (“SEC”) Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Funds' investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the NAV of the Funds are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	109

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025 (continued)
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
BetaBuilders U.S. Aggregate Bond ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$6,000,551	$—	$6,000,551
Commercial Mortgage-Backed Securities	—	25,563,817	—	25,563,817
Corporate Bonds	—	372,780,563	—	372,780,563
Foreign Government Securities	—	26,586,676	—	26,586,676
Mortgage-Backed Securities	—	381,631,759	—	381,631,759
Municipal Bonds	—	6,792,994	—	6,792,994
Supranational	—	16,283,377	—	16,283,377
U.S. Government Agency Securities	—	13,660,012	—	13,660,012
U.S. Treasury Obligations	—	681,495,443	—	681,495,443
Short-Term Investments
Investment Companies	55,052,585	—	—	55,052,585
Investment of Cash Collateral from Securities Loaned	2,350,866	—	—	2,350,866
Total Short-Term Investments	57,403,451	—	—	57,403,451
Total Investments in Securities	$57,403,451	$1,530,795,192	$—	$1,588,198,643

BetaBuilders U.S. Treasury Bond 1-3 Year ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
U.S. Treasury Obligations	$—	$20,123,558	$—	$20,123,558
Short-Term Investments
Investment Companies	39,388	—	—	39,388
Total Investments in Securities	$39,388	$20,123,558	$—	$20,162,946

BetaBuilders U.S. Treasury Bond 20+ Year ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
U.S. Treasury Obligations	$—	$8,052,849	$—	$8,052,849
Short-Term Investments
Investment Companies	8,574	—	—	8,574
Total Investments in Securities	$8,574	$8,052,849	$—	$8,061,423

BetaBuilders U.S. Treasury Bond 3-10 Year ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
U.S. Treasury Obligations	$—	$20,986,987	$—	$20,986,987
Short-Term Investments
Investment Companies	88,310	—	—	88,310
Total Investments in Securities	$88,310	$20,986,987	$—	$21,075,297

110	J.P. Morgan Exchange-Traded Funds	February 28, 2025

BetaBuilders USD High Yield Corporate Bond ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$—	$—	$77,249	$77,249
Corporate Bonds
Aerospace & Defense	—	18,821,811	—	18,821,811
Air Freight & Logistics	—	982,414	—	982,414
Automobile Components	—	20,037,324	—	20,037,324
Automobiles	—	9,007,908	—	9,007,908
Banks	—	4,791,895	—	4,791,895
Beverages	—	481,916	—	481,916
Biotechnology	—	756,806	—	756,806
Broadline Retail	—	13,656,439	—	13,656,439
Building Products	—	19,673,920	—	19,673,920
Capital Markets	—	10,139,522	—	10,139,522
Chemicals	—	31,480,092	—	31,480,092
Commercial Services & Supplies	—	28,089,895	—	28,089,895
Communications Equipment	—	3,900,817	—	3,900,817
Construction & Engineering	—	6,973,167	—	6,973,167
Construction Materials	—	259,961	—	259,961
Consumer Finance	—	20,539,757	—	20,539,757
Consumer Staples Distribution & Retail	—	12,956,458	27,362	12,983,820
Containers & Packaging	—	22,129,160	—	22,129,160
Distributors	—	4,416,575	—	4,416,575
Diversified Consumer Services	—	7,027,093	—	7,027,093
Diversified REITs	—	4,969,233	—	4,969,233
Diversified Telecommunication Services	—	51,001,470	17	51,001,487
Electric Utilities	—	16,204,751	—	16,204,751
Electrical Equipment	—	2,987,594	—	2,987,594
Electronic Equipment, Instruments & Components	—	2,243,697	—	2,243,697
Energy Equipment & Services	—	17,062,584	—	17,062,584
Entertainment	—	5,765,367	—	5,765,367
Financial Services	—	26,386,299	—	26,386,299
Food Products	—	13,307,190	—	13,307,190
Gas Utilities	—	3,886,306	—	3,886,306
Ground Transportation	—	10,401,078	—	10,401,078
Health Care Equipment & Supplies	—	11,234,578	—	11,234,578
Health Care Providers & Services	—	38,076,372	—	38,076,372
Health Care REITs	—	3,454,109	—	3,454,109
Health Care Technology	—	1,770,478	—	1,770,478
Hotel & Resort REITs	—	8,182,336	—	8,182,336
Hotels, Restaurants & Leisure	—	68,781,739	—	68,781,739
Household Durables	—	15,035,156	—	15,035,156
Household Products	—	2,482,968	—	2,482,968
Independent Power and Renewable Electricity Producers	—	8,998,858	—	8,998,858
Insurance	—	24,801,096	—	24,801,096
Interactive Media & Services	—	1,543,626	—	1,543,626
IT Services	—	7,176,506	—	7,176,506
Leisure Products	—	555,878	—	555,878
Life Sciences Tools & Services	—	1,369,418	—	1,369,418
Machinery	—	9,464,865	—	9,464,865

February 28, 2025	J.P. Morgan Exchange-Traded Funds	111

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025 (continued)
BetaBuilders USD High Yield Corporate Bond ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Media	$—	$65,078,835	$—	$65,078,835
Metals & Mining	—	22,727,360	—	22,727,360
Mortgage Real Estate Investment Trusts (REITs)	—	4,331,535	—	4,331,535
Multi-Utilities	—	474,178	—	474,178
Office REITs	—	2,748,701	—	2,748,701
Oil, Gas & Consumable Fuels	—	85,771,957	—	85,771,957
Paper & Forest Products	—	2,967,070	—	2,967,070
Passenger Airlines	—	11,381,480	—	11,381,480
Personal Care Products	—	3,356,037	—	3,356,037
Pharmaceuticals	—	13,503,400	—	13,503,400
Professional Services	—	3,689,240	—	3,689,240
Real Estate Management & Development	—	6,097,641	—	6,097,641
Retail REITs	—	1,035,014	—	1,035,014
Semiconductors & Semiconductor Equipment	—	3,626,108	—	3,626,108
Software	—	26,670,753	—	26,670,753
Specialized REITs	—	7,841,247	—	7,841,247
Specialty Retail	—	27,577,380	1,575	27,578,955
Technology Hardware, Storage & Peripherals	—	4,233,523	—	4,233,523
Textiles, Apparel & Luxury Goods	—	5,150,287	—	5,150,287
Trading Companies & Distributors	—	15,136,224	—	15,136,224
Wireless Telecommunication Services	—	11,808,182	—	11,808,182
Total Corporate Bonds	—	918,472,634	28,954	918,501,588
Short-Term Investments
Investment Companies	6,152,103	—	—	6,152,103
Total Investments in Securities	$6,152,103	$918,472,634	$106,203	$924,730,940

BetaBuilders USD Investment Grade Corporate Bond ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$80,960	$—	$80,960
Corporate Bonds	—	42,602,306	—	42,602,306
Short-Term Investments
Investment Companies	138,616	—	—	138,616
Total Investments in Securities	$138,616	$42,683,266	$—	$42,821,882

USD Emerging Markets Sovereign Bond ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Corporate Bonds	$—	$20,535,186	$—	$20,535,186
Foreign Government Securities	—	142,991,053	—	142,991,053
Short-Term Investments
Investment Companies	695,282	—	—	695,282

112	J.P. Morgan Exchange-Traded Funds	February 28, 2025

USD Emerging Markets Sovereign Bond ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investment of Cash Collateral from Securities Loaned	$1,292,706	$—	$—	$1,292,706
Total Short-Term Investments	1,987,988	—	—	1,987,988
Total Investments in Securities	$1,987,988	$163,526,239	$—	$165,514,227
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of February 28, 2025, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C. When-Issued Securities, Delayed Delivery Securities and Forward Commitments— BetaBuilders U.S. Aggregate Bond ETF purchased when-issued securities, including To-Be-Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Fund may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.
The Fund may be required to post or receive collateral for delayed delivery securities in the form of cash or securities under a Master Securities Forward Transaction Agreement with the counterparties (each, an “MSFTA”). The collateral requirements are generally calculated by netting the mark-to-market amount for the Fund's transactions under the MSFTA and comparing that amount to the value of the collateral pledged by the Fund and the counterparty. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank and is included on the Statements of Assets and Liabilities as Restricted cash. Collateral received by the Fund is held in a separate segregated account maintained by JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan. These amounts are not reflected on the Fund's Statements of Assets and Liabilities and are disclosed in the table below.
BetaBuilders U.S. Aggregate Bond ETF had when-issued securities, delayed delivery securities or forward commitments outstanding as of February 28, 2025, which are shown as a Receivable for Investment securities sold — delayed delivery securities and/or a Payable for Investment securities purchased — delayed delivery securities, respectively, on the Statements of Assets and Liabilities. The values of these securities held at February 28, 2025 are detailed on the SOIs, if any.
The Fund's delayed delivery securities collateral requirements and collateral posted or received by counterparty as of February 28, 2025 are as follows:
Fund		Counterparty	Collateral amount
BetaBuilders U.S. Aggregate Bond ETF	Collateral Received	Goldman Sachs & Co. LLC	$(300,000)
D. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	113

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025 (continued)
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
The following table presents for each lending Fund, the value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Funds as of February 28, 2025.
	Investment Securities on Loan, at value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
BetaBuilders U.S. Aggregate Bond ETF	$2,284,077	$(2,284,077)	$—
USD Emerging Markets Sovereign Bond ETF	1,250,446	(1,250,446)	—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
JPMIM voluntarily waived management fees charged to the Funds to reduce the impact of the cash collateral investment in the JPMorgan U.S. Government Money Market Fund from 0.13% to 0.06%. For the year ended February 28, 2025, JPMIM waived fees associated with the Funds' investment in the JPMorgan U.S. Government Money Market Fund as follows:
BetaBuilders U.S. Aggregate Bond ETF	$467
USD Emerging Markets Sovereign Bond ETF	496
The above waiver is included in the determination of earnings on cash collateral investment and in the calculation of Citibank’s compensation and is included on the Statements of Operations as Income from securities lending (net).
BetaBuilders U.S. Treasury Bond 1-3 Year ETF, BetaBuilders U.S. Treasury Bond 20+ Year ETF, BetaBuilders U.S. Treasury Bond 3-10 Year ETF, BetaBuilders USD High Yield Corporate Bond ETF and BetaBuilders USD Investment Grade Corporate Bond ETF did not lend out any securities during the year ended February 28, 2025.

114	J.P. Morgan Exchange-Traded Funds	February 28, 2025

E. Investment Transactions with Affiliates— The Funds invested in Underlying Funds advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
BetaBuilders U.S. Aggregate Bond ETF
For the year ended February 28, 2025
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2025	Shares at February 28, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (a) (b)	$4,994,144	$21,589,135	$24,231,315	$(1,598)*	$500	$2,350,866	2,350,866	$172,766 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.32% (a) (b)	2,800,792	14,198,676	16,999,468	—	—	—	—	35,934 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.32% (a) (b)	87,934,755	299,967,723	332,849,893	—	—	55,052,585	55,052,585	3,156,815	—
Total	$95,729,691	$335,755,534	$374,080,676	$(1,598)	$500	$57,403,451		$3,365,515	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

BetaBuilders U.S. Treasury Bond 1-3 Year ETF
For the year ended February 28, 2025
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2025	Shares at February 28, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.43% (a) (b)	$12,560	$317,026	$290,200	$1	$1	$39,388	39,372	$316	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2025.

BetaBuilders U.S. Treasury Bond 20+ Year ETF
For the year ended February 28, 2025
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2025	Shares at February 28, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.43% (a) (b)	$10,827	$2,109,197	$2,111,484	$36	$(2)	$8,574	8,570	$1,321	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2025.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	115

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025 (continued)
BetaBuilders U.S. Treasury Bond 3-10 Year ETF
For the year ended February 28, 2025
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2025	Shares at February 28, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.43% (a) (b)	$15,759	$872,163	$799,614	$(6)	$8	$88,310	88,275	$745	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2025.

BetaBuilders USD High Yield Corporate Bond ETF
For the year ended February 28, 2025
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2025	Shares at February 28, 2025	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.32% (a) (b)	$7,787,177	$166,709,006	$168,344,080	$—	$—	$6,152,103	6,152,103	$311,223	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2025.

BetaBuilders USD Investment Grade Corporate Bond ETF
For the year ended February 28, 2025
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2025	Shares at February 28, 2025	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.32% (a) (b)	$56,033	$3,688,308	$3,605,725	$—	$—	$138,616	138,616	$10,972	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2025.

USD Emerging Markets Sovereign Bond ETF
For the year ended February 28, 2025
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2025	Shares at February 28, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (a) (b)	$7,001,400	$31,419,855	$37,127,549	$(1,700)*	$700	$1,292,706	1,292,706	$161,519 *	$—

116	J.P. Morgan Exchange-Traded Funds	February 28, 2025

USD Emerging Markets Sovereign Bond ETF (continued)
For the year ended February 28, 2025
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2025	Shares at February 28, 2025	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.32% (a) (b)	$896,718	$18,771,795	$19,668,513	$—	$—	$—	—	$39,307 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.32% (a) (b)	3,914,092	45,672,614	48,891,424	—	—	695,282	695,282	129,181	—
Total	$11,812,210	$95,864,264	$105,687,486	$(1,700)	$700	$1,987,988		$330,007	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).
F. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.
The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at year end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.
G. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.
Dividend income, net of foreign taxes withheld, if any, and distributions of net investment income and realized capital gains from the Underlying Funds, if any, are recorded on the ex-dividend date or when a Fund first learns of the dividend.
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
H. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of February 28, 2025, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	117

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025 (continued)
I. Foreign Taxes—The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. When a capital gains tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
J. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least monthly. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
The following amounts were reclassified within the capital accounts:
	Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
BetaBuilders U.S. Aggregate Bond ETF	$(12,584,535)	$14,661	$12,569,874
BetaBuilders U.S. Treasury Bond 1-3 Year ETF	(4,811)	—	4,811
BetaBuilders U.S. Treasury Bond 20+ Year ETF	(831,232)	—	831,232
BetaBuilders U.S. Treasury Bond 3-10 Year ETF	21,137	—	(21,137)
BetaBuilders USD High Yield Corporate Bond ETF	21,854,663	1,372,925	(23,227,588)
BetaBuilders USD Investment Grade Corporate Bond ETF	(36,970)	4,193	32,777
USD Emerging Markets Sovereign Bond ETF	(636,264)	8,062	628,202
The reclassifications for the Funds relate primarily to redemptions in-kind and tax adjustments on certain investments.
K. Segment Reporting — The Funds adopted FASB Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The adoption of this new standard impacted financial statement disclosures only and did not affect the Funds' financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Funds and the Funds' chief executive officer and chief financial officer act as the Funds' CODM. Each Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
L. Recent Accounting Pronouncement — In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09 (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.
3. Fees and Other Transactions with Affiliates
A. Management Fee—JPMIM manages the investments of each Fund pursuant to a Management Agreement. For such services, JPMIM is paid a fee which is accrued daily and paid no more frequently than monthly based on each Fund's respective average daily net assets at the following rate:

BetaBuilders U.S. Aggregate Bond ETF	0.03%
BetaBuilders U.S. Treasury Bond 1-3 Year ETF	0.04 [1]
BetaBuilders U.S. Treasury Bond 20+ Year ETF	0.04 [1]
BetaBuilders U.S. Treasury Bond 3-10 Year ETF	0.04 [1]
BetaBuilders USD High Yield Corporate Bond ETF	0.07 [2]
BetaBuilders USD Investment Grade Corporate Bond ETF	0.04 [3]

118	J.P. Morgan Exchange-Traded Funds	February 28, 2025

USD Emerging Markets Sovereign Bond ETF	0.39%

1	Prior to December 1, 2024, the investment management fee was accrued daily and paid monthly at an annual rate of 0.07% of the Fund's average daily net assets.
2	Prior to December 1, 2024, the investment management fee was accrued daily and paid monthly at an annual rate of 0.15% of the Fund's average daily net assets.
3	Prior to December 1, 2024, the investment management fee was accrued daily and paid monthly at an annual rate of 0.09% of the Fund's average daily net assets.
Under each Management Agreement, JPMIM is responsible for substantially all expenses of each Fund, (including expenses of the Trust relating to each Fund), except for the management fees, payments under the Funds' 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the Adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of each Fund’s business. Additionally, each Fund is responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with each Fund’s securities lending program, if applicable. For the avoidance of doubt, the Adviser’s payment of such expenses may be accomplished through a Fund’s payment of such expenses and a corresponding reduction in the fee payable to the Adviser, provided, however, that if the amount of expenses paid by a Fund exceeds the fee payable to the Adviser, the Adviser will reimburse that Fund for such amount.
B. Administration Fee— JPMIM provides administration services to the Funds. Pursuant to each Management Agreement, JPMIM is compensated as described in Note 3.A.
JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the management fees payable to JPMIM.
C. Custodian, Accounting and Transfer Agent Fees— JPMCB provides custody, accounting and transfer agency services to the Funds. For performing these services, JPMIM pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses.
Additionally, Authorized Participants generally pay transaction fees associated with the creation and redemption of Fund shares. These fees are paid to JPMIM to offset certain custodian charges that are covered by each Management Agreement.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.
D. Distribution Services— The Distributor or its agent distributes Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of each Fund. JPMDS receives no fees for their distribution services under the distribution agreement with the Trust (the “Distribution Agreement”). Although the Trust does not pay any fees under the Distribution Agreement, JPMIM pays JPMDS for certain distribution related services.
E. Waivers and Reimbursements— The Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The fees for the affiliated money market funds, except for investments of securities lending cash collateral, are covered under each Management Agreement as described in Note 3.A.
F. Other— Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers receive no compensation from the Funds for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. The fees associated with the office of the Chief Compliance Officer are paid for by JPMIM as described in Note 3.A.
The SEC has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the year ended February 28, 2025, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
BetaBuilders U.S. Aggregate Bond ETF	$1,384,403,555	$1,459,392,144	$170,120,206	$140,520,444
BetaBuilders U.S. Treasury Bond 1-3 Year ETF	—	—	10,685,694	3,484,526

February 28, 2025	J.P. Morgan Exchange-Traded Funds	119

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025 (continued)
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
BetaBuilders U.S. Treasury Bond 20+ Year ETF	$—	$—	$5,169,162	$4,258,441
BetaBuilders U.S. Treasury Bond 3-10 Year ETF	—	—	10,515,400	4,396,643
BetaBuilders USD High Yield Corporate Bond ETF	478,957,206	492,385,404	—	—
BetaBuilders USD Investment Grade Corporate Bond ETF	6,695,965	7,608,022	—	—
USD Emerging Markets Sovereign Bond ETF	119,274,130	125,385,844	—	—
For the year ended February 28, 2025, in-kind transactions associated with creations and redemptions were as follows:
	In-Kind Purchases	In-Kind Sales
BetaBuilders U.S. Aggregate Bond ETF	$385,605,349	$482,030,489
BetaBuilders U.S. Treasury Bond 1-3 Year ETF	11,889,813	3,432,457
BetaBuilders U.S. Treasury Bond 20+ Year ETF	7,285,155	31,927,633
BetaBuilders U.S. Treasury Bond 3-10 Year ETF	10,580,050	4,285,479
BetaBuilders USD High Yield Corporate Bond ETF	1,706,902,557	1,594,109,032
BetaBuilders USD Investment Grade Corporate Bond ETF	6,040,006	10,046,232
USD Emerging Markets Sovereign Bond ETF	68,955,087	543,710,279
During the year ended February 28, 2025, the Funds delivered portfolio securities for the redemption of Fund shares (in-kind redemptions). Cash and portfolio securities were transferred for redemptions at fair value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each in-kind redemption transaction.
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at February 28, 2025 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BetaBuilders U.S. Aggregate Bond ETF	$1,641,986,797	$9,779,237	$63,567,391	$(53,788,154)
BetaBuilders U.S. Treasury Bond 1-3 Year ETF	20,078,180	84,786	20	84,766
BetaBuilders U.S. Treasury Bond 20+ Year ETF	8,471,846	8,662	419,085	(410,423)
BetaBuilders U.S. Treasury Bond 3-10 Year ETF	21,088,340	58,874	71,917	(13,043)
BetaBuilders USD High Yield Corporate Bond ETF	925,285,984	9,834,930	10,389,974	(555,044)
BetaBuilders USD Investment Grade Corporate Bond ETF	43,304,296	634,482	1,116,896	(482,414)
USD Emerging Markets Sovereign Bond ETF	166,565,554	2,202,026	3,253,353	(1,051,327)
The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to tax adjustments on certain investments and wash sale loss deferrals.

120	J.P. Morgan Exchange-Traded Funds	February 28, 2025

The tax character of distributions paid during the year ended February 28, 2025 was as follows:
	Ordinary Income*	Total Distributions Paid
BetaBuilders U.S. Aggregate Bond ETF	$63,890,911	$63,890,911
BetaBuilders U.S. Treasury Bond 1-3 Year ETF	155,861	155,861
BetaBuilders U.S. Treasury Bond 20+ Year ETF	885,410	885,410
BetaBuilders U.S. Treasury Bond 3-10 Year ETF	345,268	345,268
BetaBuilders USD High Yield Corporate Bond ETF	77,449,751	77,449,751
BetaBuilders USD Investment Grade Corporate Bond ETF	2,367,088	2,367,088
USD Emerging Markets Sovereign Bond ETF	36,696,867	36,696,867

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
The tax character of distributions paid during the year ended February 29, 2024 was as follows:
	Ordinary Income*	Total Distributions Paid
BetaBuilders U.S. Aggregate Bond ETF	$70,295,004	$70,295,004
BetaBuilders U.S. Treasury Bond 1-3 Year ETF	187,616	187,616
BetaBuilders U.S. Treasury Bond 20+ Year ETF	1,535,292	1,535,292
BetaBuilders U.S. Treasury Bond 3-10 Year ETF	174,907	174,907
BetaBuilders USD High Yield Corporate Bond ETF	27,562,688	27,562,688
BetaBuilders USD Investment Grade Corporate Bond ETF	2,485,282	2,485,282
USD Emerging Markets Sovereign Bond ETF	27,334,059	27,334,059

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
As of February 28, 2025, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:
	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
BetaBuilders U.S. Aggregate Bond ETF	$5,120,904	$(88,035,909)	$(53,788,154)
BetaBuilders U.S. Treasury Bond 1-3 Year ETF	66,268	(65,065)	84,766
BetaBuilders U.S. Treasury Bond 20+ Year ETF	33,042	(724,302)	(410,423)
BetaBuilders U.S. Treasury Bond 3-10 Year ETF	68,749	(33,494)	(13,043)
BetaBuilders USD High Yield Corporate Bond ETF	5,712,042	(61,543,134)	(555,044)
BetaBuilders USD Investment Grade Corporate Bond ETF	184,449	(3,390,786)	(482,414)
USD Emerging Markets Sovereign Bond ETF	899,277	(17,369,183)	(1,051,509)

The cumulative timing differences primarily consist of tax adjustments on certain investments, trustee deferred compensation and wash sale loss deferrals.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	121

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025 (continued)
As of February 28, 2025, the following Funds had net capital loss carryforwards, which are available to offset future realized gains as follows:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
BetaBuilders U.S. Aggregate Bond ETF	$41,084,775	$46,951,134
BetaBuilders U.S. Treasury Bond 1-3 Year ETF	63,169	1,896
BetaBuilders U.S. Treasury Bond 20+ Year ETF	639,479	84,823
BetaBuilders U.S. Treasury Bond 3-10 Year ETF	27,955	5,539
BetaBuilders USD High Yield Corporate Bond ETF	16,101,285	45,441,849
BetaBuilders USD Investment Grade Corporate Bond ETF	643,171	2,747,615
USD Emerging Markets Sovereign Bond ETF	8,303,126	9,066,057
Net capital losses (gains) and specified ordinary losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended February 28, 2025, the following Funds deferred to March 1, 2025 the following net capital losses (gains) and/or specified ordinary losses of:
	Net Capital Losses (Gains)		Specified Ordinary Losses
	Short-Term	Long-Term
BetaBuilders U.S. Aggregate Bond ETF	$1,132,461	$1,432,933	$—
BetaBuilders U.S. Treasury Bond 20+ Year ETF	(70)	26,418	—
BetaBuilders U.S. Treasury Bond 3-10 Year ETF	8,803	3,819	—
BetaBuilders USD High Yield Corporate Bond ETF	(914,777)	1,884,588	—
BetaBuilders USD Investment Grade Corporate Bond ETF	(3,891)	22,569	—
USD Emerging Markets Sovereign Bond ETF	88,293	135,979	4
During the year ended February 28, 2025, the following Funds utilized capital loss carryforwards as follows:
Capital Loss Utilized
Short-Term
BetaBuilders U.S. Aggregate Bond ETF	$4,738,597
BetaBuilders U.S. Treasury Bond 1-3 Year ETF	2,376
BetaBuilders USD High Yield Corporate Bond ETF	610,839
BetaBuilders USD Investment Grade Corporate Bond ETF	30,561
USD Emerging Markets Sovereign Bond ETF	1,027,093
6. Capital Share Transactions
The Trust issues and redeems shares of the Funds only in Creation Units through the Distributor at NAV. Capital shares transactions detail can be found in the Statements of Changes in Net Assets.
Shares of the Funds may only be purchased or redeemed by Authorized Participants. Such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the shares outstanding and act as executing or clearing broker for investment transactions on behalf of the Funds. An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”); or (2) a DTC Participant; which, in either case, must have executed an agreement with the Distributor.
Creation Units of a Fund may be created in advance of receipt by the Trust of all or a portion of the applicable basket of fixed income securities and other instruments (“Deposit Instruments”) and cash as described in the Funds’ registration statement. In these instances, the initial Deposit Instruments and cash must be deposited in an amount equal to the sum of the cash amount, plus at least 105%, for the Funds, of the market value of undelivered Deposit Instruments. A transaction fee may be imposed to offset transfer and other transaction costs associated with the purchase or redemption of Creation Units.
Authorized Participants transacting in Creation Units for cash may also pay a variable fee to compensate the relevant fund for market impact expenses relating to investing in portfolio securities. Such variable fees, if any, are included in “Proceeds from shares issued” in the Statements of Changes in Net Assets.

122	J.P. Morgan Exchange-Traded Funds	February 28, 2025

7. Borrowings
Effective November 1, 2022, the Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund, during the year ended February 28, 2025.
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 28, 2025.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the year ended February 28, 2025.
Effective August 8, 2023, the Trust, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), has entered into an existing joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. Although the Trust was effectively part of the Credit Facility as of August 8, 2023, it was not eligible to draw on the Credit Facility, and did not incur costs associated with being a part of the Credit Facility up through May 30, 2024.
This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater of the federal funds effective rate or the one-month Adjusted Secured Overnight Financing Rate (SOFR).
The Funds did not utilize the Credit Facility during the period March 1, 2024 through May 30, 2024.
Effective May 31, 2024, the Funds are no longer part of the Credit Facility.
8. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.
As of February 28, 2025, JPMorgan SmartRetirement Funds and JPMorgan SmartRetirement Blend Funds, which are affiliated funds of funds, each owned in the aggregate, shares representing more than 10% of the net assets of the Funds as follows:
	JPMorgan SmartRetirement Funds	JPMorgan SmartRetirement Blend Funds
BetaBuilders U.S. Aggregate Bond ETF	— %	27.0%
BetaBuilders USD High Yield Corporate Bond ETF	20.1	14.7
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
USD Emerging Markets Sovereign Bond ETF’s investments in sovereign and corporate debt obligations within emerging market countries may be subject to potentially higher risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic instability in these markets may have disruptive effects on the market prices of the Fund’s investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	123

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025 (continued)
BetaBuilders USD High Yield Corporate Bond ETF and USD Emerging Markets Sovereign Bond ETF invest in high yield securities that are not rated or rated below investment grade (commonly known as “junk bonds”). These securities are considered to be high risk investments. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims. The market price of these securities can change suddenly and unexpectedly. As a result, the Funds are intended for investors who are able and willing to assume a high degree of risk.
The Funds are also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in shares trading significantly above (at a premium) or below (at a discount) to the NAV or to the intraday value of the Funds’ holdings. During such periods, investors may incur significant losses if shares are sold.
The Funds are subject to interest rate risk. Investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Funds may invest in variable and floating rate loans and other variable and floating rate securities. Although these investments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Funds may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to accurately predict the pace at which central banks or monetary authorities may change interest rates or the timing, frequency, or magnitude of such changes, and the evaluation of macro-economic and other conditions could cause a change in approach in the future. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments.
The Funds are subject to credit risk. The Funds' investments are subject to the risk that an issuer and/or a counterparty will not make payments when due or default completely. Prices of the Funds' investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Funds' securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
The Funds may not track the return of their underlying index for a number of reasons and therefore may not achieve their investment objective. For example, the Funds incur a number of operating expenses not applicable to their underlying index, and incur costs in buying and selling securities, especially when rebalancing the Funds’ securities holdings to reflect changes in the composition of the underlying index. In addition, each Fund’s return may differ from the return of its underlying index as a result of, among other things, pricing differences and the inability to purchase certain securities included in the underlying index due to regulatory or other restrictions. To the extent of the previously outlined items, each Fund’s return may differ from the return of the underlying index.
The Funds invest in foreign issuers and foreign securities (including depositary receipts) that are subject to additional risks, including political and economic risks, unstable governments, civil conflicts and war, greater volatility, decreased market liquidity, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” a Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely.
Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.
USD Emerging Markets Sovereign Bond ETF may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of foreign countries or regions, which may vary throughout the period. Such concentrations may subject this Fund to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.
BetaBuilders U.S. Aggregate Bond ETF and BetaBuilders USD Investment Grade Corporate Bond ETF invest in contingent convertible securities (“CoCos”) and are subject to additional risks from such investments. CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event such as a decline in capital ratio below a prescribed threshold occurs. If such a trigger event occurs, the Funds may lose the principal amount invested on a permanent or temporary basis or the CoCo may be converted to equity. Even though the Funds do not invest in common stock as a principal investment strategy, the Funds will be subject to increased equity market risk in the event that such securities are converted to equity. In addition to being subject to a possible write-down upon the occurrence of a trigger event, CoCos may also be subject to a permanent write-down or conversion into equity (in whole or in part), if the applicable bank regulator or other public administrative authority having responsibility for managing the orderly dissolution of an institution has determined that the issuer is not viable. Coupon payments

124	J.P. Morgan Exchange-Traded Funds	February 28, 2025

on CoCos may be discretionary and may be cancelled by the issuer. Holders of CoCos may suffer a loss of capital when comparable equity holders do not. As CoCos may be perpetual or have long-dated maturities, they may face greater interest rate sensitivity and may be subject to greater fluctuations in value than securities with shorter maturity dates. Such securities also may be subject to prepayment risk due to optional or mandatory redemption provisions.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Underlying Index or in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.
9. Subsequent Events
Subsequent to February 28, 2025, BetaBuilders U.S. Aggregate Bond ETF, USD Emerging Markets Sovereign Bond ETF and BetaBuilders USD High Yield Corporate Bond ETF had net redemptions of $343,878,201, $111,786,789 and $440,110,518, respectively, which represented 22%, 67% and 47%, respectively, of the Funds’ net assets as of February 28, 2025.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	125

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of J.P. Morgan Exchange-Traded Fund Trust and Shareholders of each of the seven funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of each of the funds listed in the table below (seven of the funds constituting J.P. Morgan Exchange-Traded Fund Trust, hereafter collectively referred to as the “Funds”) as of February 28, 2025, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of February 28, 2025, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Fund
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (1)
JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF (2)
JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF (2)
JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF (2)
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (1)
JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF (1)
JPMorgan USD Emerging Markets Sovereign Bond ETF (1)

(1)	Statement of operations for the year ended February 28, 2025 and statement of changes in net assets for the years ended February 28, 2025 and February 29, 2024
(2)
Statement of operations for the year ended February 28, 2025 and statement of changes in net assets for the year ended February 28, 2025 and the period April 19, 2023 (commencement of operations) through February 29, 2024

Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
New York, New York
April 29, 2025
We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

126

TAX LETTER
(Unaudited)
Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds' income and distributions for the taxable year ended February 28, 2025. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2025. The information necessary to complete your income tax returns for the calendar year ending December 31, 2025 will be provided under separate cover.
Qualified Interest Income (QII) and Short-Term Capital Gain
Each Fund listed below paid the following amount, or maximum allowable amount, of ordinary distributions treated as qualified interest income and short-term capital gains for the fiscal year ended February 28, 2025:
Qualified Interest Income
JPMorgan BetaBuilders U.S. Aggregate Bond ETF	$58,840,272
JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF	151,575
JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF	885,410
JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF	340,942
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF	62,790,165
JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF	2,025,510
Treasury Income
Each Fund listed below had the following percentage, or maximum allowable percentage, of income earned from direct U.S. Treasury Obligations for the fiscal year ended February 28, 2025:
Income from U.S. Treasury Obligations
JPMorgan BetaBuilders U.S. Aggregate Bond ETF	36.9%
JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF	95.9
JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF	98.5
JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF	98.3

February 28, 2025	J.P. Morgan Exchange-Traded Funds	127

J.P. Morgan Exchange-Traded Funds are distributed by JPMorgan Distribution Services, Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact J.P. Morgan Exchange-Traded Funds at 1-844-457-6383 (844-4JPM ETF) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risks as well as charges and expenses of the fund before investing. The prospectus contains this and other information about the fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2025. All rights reserved. February 2025.
AN-FIETF-225

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statements of Operations within the Funds' Financial Statements.
Statement Regarding Basis for Approval of Management Agreements
Not applicable.

Annual Financial Statements
J.P. Morgan Exchange-Traded Funds
February 28, 2025
Fund	Ticker	Listing Exchange
JPMorgan High Yield Municipal ETF	JMHI	NYSE Arca, Inc.
JPMorgan Limited Duration Bond ETF	JPLD	Cboe BZX Exchange, Inc.
JPMorgan Sustainable Municipal Income ETF	JMSI	NYSE Arca, Inc.

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Exchange-Traded Funds at (844) 457-6383 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.
Shares are bought and sold throughout the day on an exchange at market price (not at net asset value) through a brokerage account, and are not individually subscribed and redeemed from a Fund. Shares may only be subscribed and redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

JPMorgan High Yield Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — 89.7%
Alabama — 4.6%
Black Belt Energy Gas District, Gas Project
Series 2023D-1, Rev., 5.50%, 2/1/2029 (a) (b)	2,030,000	2,161,673
Series 2021A, Rev., 4.00%, 12/1/2031 (a) (b)	3,000,000	3,044,465
Series 2024 B, Rev., 5.00%, 9/1/2032 (b)	1,000,000	1,065,151
Series 2024D, Rev., 5.00%, 11/1/2034 (a) (b)	1,000,000	1,082,706
County of Jefferson sewer Series 2024, Rev., 5.50%, 10/1/2053 (a)	1,000,000	1,083,292
Mobile County Industrial Development Authority, Calvert LLC Project Series 2024 A, Rev., AMT, 5.00%, 6/1/2054 (a)	1,000,000	1,015,352
Total Alabama		9,452,639
Alaska — 0.3%
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-Backed Senior Capital Appreciation Series 2021 B-2, Class 2, Rev., Zero Coupon, 6/1/2066 (a)	3,500,000	511,005
Arizona — 1.3%
Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project Series 2025 A2, Rev., 5.13%, 1/1/2059 (a)	1,500,000	1,418,317
Arizona Industrial Development Authority, KIPP NYC Public Charter Schools Jerome Facility Project Series 2021 B, Rev., 4.00%, 7/1/2041 (a)	1,000,000	962,408
Maricopa County Industrial Development Authority, Ottawa University, Rev., 5.13%, 10/1/2030 (a) (c)	210,000	205,066
Total Arizona		2,585,791
Arkansas — 0.5%
Arkansas Development Finance Authority, Industrial Development , Hybar Steel Project Series 2023B, Rev., AMT, 7.38%, 7/1/2048 (a) (c)	1,000,000	1,111,361
California — 8.8%
California Community Choice Financing Authority, Clean Energy Project Series 2023B-1, Rev., 5.00%, 8/1/2029 (a) (b)	1,280,000	1,358,641
California County Tobacco Securitization Agency, Los Angeles County Securitization Corp. Series 2020 B-2, Rev., Zero Coupon, 6/1/2055 (a)	4,500,000	913,298
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

California — continued
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project
Series 2020 A-4, Rev., AMT, 8.00%, 3/4/2025 (a) (b) (c)	1,750,000	1,807,555
Series 2025A, Rev., AMT, 9.50%, 1/1/2035 (b) (c) (d)	4,000,000	4,057,484
California Municipal Finance Authority, Linxs Apartments Project, Senior Lien Series 2018 A, Rev., AMT, 5.00%, 12/31/2047 (a)	1,000,000	1,005,906
California Pollution Control Financing Authority, Solid Waste Disposal, Republic Services, Inc., Project Series 2017 A-1, Rev., AMT, 4.10%, 4/15/2025 (a) (b) (c)	1,000,000	1,000,423
California Public Finance Authority, Senior Living The James Series 2024A, Rev., 6.38%, 6/1/2059 (a) (c)	1,000,000	969,197
California School Facilities Financing Authority, Capital Appreciation, Azusa Unified School District Series 2009A, Rev., AGM, Zero Coupon, 8/1/2030 (a)	200,000	168,108
California Statewide Communities Development Authority, Loma Linda University Medical Center Series 2016 A, Rev., 5.25%, 12/1/2056 (a) (c)	2,000,000	2,012,829
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Series 2021B-2, Rev., Zero Coupon, 6/1/2066 (a)	25,000,000	2,937,197
San Francisco City and County Airport Comm-San Francisco International Airport Series 2016B, Rev., AMT, 5.00%, 5/1/2046	2,000,000	2,006,623
Total California		18,237,261
Colorado — 3.4%
Bradburn Metropolitan District No. 2, Limited Tax
Series 2018A, GO, 5.00%, 12/1/2038 (a)	500,000	506,848
Series 2018B, GO, 7.25%, 12/15/2047 (a)	500,000	500,467
Canyon Pines Metropolitan District Special Improvement District No. 1 Series 2021A-2, 3.75%, 12/1/2040 (a)	1,042,040	865,740
Colorado Housing and Finance Authority, Single Family Mortgage Series 2023L, Class III, Rev., GNMA COLL, 5.75%, 11/1/2053 (a)	905,000	970,707
Dominion Water and Sanitation District, Rev., 5.25%, 12/1/2032 (a)	515,000	533,766
Raindance Metropolitan District No. 1, Non-Potable Water System, Rev., 5.00%, 12/1/2040 (a)	748,000	749,378

1

JPMorgan High Yield Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Colorado — continued
Rocky Mountain Rail Park Metropolitan District, Limited Tax Series 2021A, GO, 5.00%, 12/1/2041 (a) (c)	1,250,000	1,211,634
St. Vrain Lakes Metropolitan District No. 4 Limited tax Series 2024 A, GO, 0.00%, 9/20/2054 (a) (c)	500,000	366,510
Third Creek Metropolitan District No. 1, Limited Tax
Series 2022A-1, GO, 4.50%, 12/1/2037 (a)	825,000	743,085
Series 2022A-1, GO, 4.75%, 12/1/2051 (a)	760,000	618,368
Total Colorado		7,066,503
Connecticut — 0.7%
Stamford Housing Authority, The Dogwoods Project, Rev., BAN, 11.00%, 12/1/2027 (a) (c)	1,500,000	1,468,116
Delaware — 0.5%
Delaware State Economic Development Authority, Delmarva Power and Light Co. Project Series 2020A, Rev., 1.05%, 7/1/2025 (a) (b)	1,000,000	989,737
Florida — 3.2%
Capital Projects Finance Authority, Student Housing, Program Unionwest Properties LLC Project
Series 2024 A-1, Rev., 5.00%, 6/1/2049 (a) (c)	1,000,000	998,411
Series 2024B, Rev., 0.00%, 6/1/2062 (a) (c)	7,000,000	1,029,691
Florida Development Finance Corp., Brightline Florida Passenger Rail Project Series 2024, Rev., AMT, 5.50%, 7/1/2053 (a)	500,000	513,966
Florida Development Finance Corp., GFL Solid Waste Southeast LLC Project Series 2024A, Rev., AMT, 4.38%, 10/1/2031 (a) (b) (c)	1,000,000	1,011,457
Florida Development Finance Corp., Idea Florida, Inc., Jacksonville IV Project, Rev., 5.25%, 6/15/2029 (a) (c)	650,000	654,348
Martin County Health Facilities Authority, Cleveland Clinic Health System Obligated Group Series 2019A, Rev., 4.00%, 1/1/2046 (a)	1,500,000	1,433,613
Palm Beach County Health Facilities Authority, Jupiter Medical Center Series 2022, Rev., 5.00%, 11/1/2052 (a)	1,000,000	1,014,687
Total Florida		6,656,173
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Georgia — 5.3%
Columbia County Hospital Authority, Wellstart Health System Inc., Project Series 2023A, Rev., AGM, 5.00%, 4/1/2048 (a)	1,000,000	1,057,662
Fayette County Development Authority, United States Soccer Federation, Inc. Project Series 2024, Rev., 5.00%, 10/1/2043 (a)	1,200,000	1,267,565
George L Smith II Congress Center Authority, Convention Center Hotel First Series 2021A, Rev., 4.00%, 1/1/2054	1,000,000	895,352
Main Street Natural Gas, Inc., Gas Supply
Series 2023A, Rev., 5.00%, 6/1/2030 (a) (b)	1,925,000	2,021,608
Series 2025A, Rev., 5.00%, 6/1/2032 (a) (b)	2,000,000	2,155,630
Series 2024E, Rev., 5.00%, 12/1/2032 (b)	1,000,000	1,066,951
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 and 4 Project Series 2019B, Rev., 5.00%, 1/1/2059 (a)	2,500,000	2,517,025
Total Georgia		10,981,793
Illinois — 2.4%
City of Chicago Waterworks, Second Lien Series 2001, Rev., AMBAC, 5.75%, 11/1/2030 (a)	1,000,000	1,074,027
Illinois Finance Authority, Centerpointjoliet Terminal Series 2020, Rev., AMT, 4.13%, 12/31/2034 (a) (b) (c)	1,000,000	1,004,539
State of Illinois
Series 2019C, GO, 4.00%, 11/1/2042 (a)	1,500,000	1,421,212
Series 2023B, GO, 5.50%, 5/1/2047	1,435,000	1,532,345
Total Illinois		5,032,123
Indiana — 2.2%
City of Goshen, Multi-Family, Green Oaks of Goshen Project Series 2021A, Rev., 5.00%, 8/1/2041 (a) (c)	1,000,000	882,246
City of Valparaiso, Green Oaks of Valparaiso Project, Rev., 5.38%, 12/1/2041 (a) (c)	1,550,000	1,396,790
Indiana Housing and Community Development Authority, Vita of Marion Project Series 2021A, Rev., 5.25%, 4/1/2041 (a) (c)	1,250,000	1,118,751
Indianapolis Local Public Improvement Bond Bank Series 2023F-1, Rev., 5.25%, 3/1/2067 (a)	1,000,000	1,063,411
Total Indiana		4,461,198
Iowa — 0.3%
Iowa Tobacco Settlement Authority, Subordinate Senior Capital Appreciation Asset Backed Series 2021-B-2, Class 2, Rev., Zero Coupon, 6/1/2065 (a)	4,000,000	667,195

2

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Kentucky — 1.1%
County of Carroll, Kentucky Environmental Facilities Series 2008A, Rev., AMT, 2.00%, 2/1/2032 (a)	1,475,000	1,264,953
Kentucky Public Energy Authority, Gas Supply Series 2024B, Rev., 5.00%, 8/1/2032 (a) (b)	1,000,000	1,076,469
Total Kentucky		2,341,422
Louisiana — 1.5%
Louisiana Public Facilities Authority, Lincoln Preparatory School Project Series 2021 A, Rev., 5.25%, 6/1/2060 (a) (c)	1,145,000	958,100
Louisiana Public Facilities Authority, Mentorship Steam Academy Project
Series 2021A, Rev., 5.00%, 6/1/2051 (a) (c)	700,000	606,346
Series 2021A, Rev., 5.00%, 6/1/2056 (a) (c)	740,000	630,129
Parish of St. John the Baptist, Marathon Oil Corp., Project Series 2017A-1, Rev., 4.05%, 7/1/2026 (a) (b)	1,000,000	1,010,402
Total Louisiana		3,204,977
Maryland — 0.5%
Maryland Health and Higher Educational Facilities Authority, University of Maryland Medical System Series 2008D, Rev., VRDO, LOC : TD Bank NA, 1.50%, 3/3/2025 (a) (b)	1,000,000	1,000,000
Massachusetts — 0.5%
Commonwealth of Massachusetts, Consolidated Loan of 2016 Series 2016J, GO, 4.00%, 12/1/2039	1,000,000	1,000,648
Michigan — 2.9%
City of Detroit, Unlimited Tax Series 2020, GO, 5.50%, 4/1/2050 (a)	2,460,000	2,564,345
Michigan Strategic Fund, Graphic Packaging International, LLC Coated Recycled Board Machine Project, Rev., AMT, 4.00%, 10/1/2026 (a) (b)	1,000,000	1,001,933
State of Michigan Trunk Line Series 2020 B, Rev., 4.00%, 11/15/2045 (a)	2,550,000	2,515,080
Total Michigan		6,081,358
Minnesota — 0.5%
City of Minneapolis, Health Care System, Fairview Health Services Series 2018A, Rev., 5.00%, 11/15/2049 (a)	1,000,000	1,006,821
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Missouri — 0.4%
Kansas City Industrial Development Authority, Historic Northeast Redevelopment Plan Series 2024 A-1, Rev., 5.00%, 6/1/2046 (a) (c)	875,000	875,247
Montana — 0.4%
County of Gallatin, Bozeman Fiber Project Series 2021A, Rev., 4.00%, 10/15/2036 (a) (c)	1,000,000	808,505
Nebraska — 0.5%
Central Plains Energy Project, Gas Project No. 4 Series 2023 A-1, Rev., 5.00%, 11/1/2029 (a) (b)	1,000,000	1,050,001
New Hampshire — 0.1%
New Hampshire Business Finance Authority, Tamarron Project Series 2024, Rev., 5.25%, 12/1/2035 (a) (c)	150,000	149,976
New Jersey — 3.4%
Jersey City Municipal Utilities Authority Series 2024 B, Rev., GTD, 5.00%, 5/1/2025 (a)	1,000,000	1,002,871
New Jersey Economic Development Authority Series 2020, Rev., 5.00%, 1/1/2040 (a) (c) (e)	3,000,000	1,990,932
New Jersey Economic Development Authority, Black Horse EHT Urban Renewal LLC Project Series 2019A, Rev., 5.00%, 10/1/2039 (a) (c) (e)	2,000,000	1,589,783
Tobacco Settlement Financing Corp.
Series 2018A, Rev., 5.00%, 6/1/2046	1,500,000	1,516,436
Series 2018B, Rev., 5.00%, 6/1/2046 (a)	935,000	944,675
Total New Jersey		7,044,697
New Mexico — 0.5%
City of Farmington, San Juan Project Series 2010 E, Rev., 3.88%, 6/1/2029 (a) (b)	1,020,000	1,039,859
New York — 13.6%
Buffalo and Fort Erie Public Bridge Authority Series 2017, Rev., 5.00%, 1/1/2047 (a)	1,000,000	1,013,584
Build NYC Resource Corp., The Young Men's and Women's Hebrew Association Project Series 2024, Rev., 5.00%, 12/1/2027 (a)	2,000,000	2,111,484
City of New York, Fiscal Year 2023 Series 2023A, Subseries A-3, GO, VRDO, LIQ : Bank of Montreal, 1.50%, 3/3/2025 (a) (b)	3,800,000	3,800,000
Long Island Power Authority, Electric System Series 2024B, Rev., 3.00%, 9/1/2031 (a) (b)	1,000,000	981,857
Medina Central School District, GO, BAN, 4.50%, 7/16/2025 (a)	1,700,000	1,709,122

3

JPMorgan High Yield Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
New York City Housing Development Corp., Multi-Family Mortgage, 8 Spruce Street Project Series 2024 CL F, Class F, Rev., 5.25%, 12/15/2031 (a)	1,900,000	1,951,787
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019 Series 2019C-4, Rev., VRDO, LIQ : Barclays Bank plc, 1.50%, 3/3/2025 (a) (b)	1,300,000	1,300,000
New York Counties Tobacco Trust Series 2016 A-2B, Rev., 5.00%, 6/1/2051 (a)	1,500,000	1,361,736
New York State Dormitory Authority, Pace University Series 2024 A, Rev., 5.25%, 5/1/2044 (a)	590,000	640,806
New York State Energy Research and Development Authority Series 1997 A, Rev., 3.00%, 7/1/2025 (b)	2,000,000	1,999,529
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Rev., AMT, 5.00%, 1/1/2028 (a)	500,000	519,740
Rev., AMT, 5.00%, 1/1/2034 (a)	375,000	386,236
Series 2023, Rev., AMT, 6.00%, 4/1/2035 (a)	1,000,000	1,122,849
Rev., AMT, 4.38%, 10/1/2045 (a)	1,500,000	1,463,003
Series 2016 A, Rev., AMT, 5.00%, 7/1/2046 (a)	2,000,000	1,999,961
New York Transportation Development Corp., JFK International Airport New Terminal One Project Series 2024 B, Rev., AMT, AGC, 0.00%, 12/31/2054 (a)	1,000,000	650,438
Suffolk Regional Off-Track Betting Co. Series 2024, Rev., 5.75%, 12/1/2044 (a)	1,000,000	1,032,593
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels, TBTA Capital Lockbox Series 2025 A, Rev., 5.50%, 12/1/2059 (a)	1,000,000	1,101,649
TSASC, Inc. Series B, Rev., 5.00%, 6/1/2048 (a)	2,100,000	1,989,350
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc., Project Series 2021 A, Rev., 5.00%, 7/1/2056 (c)	1,000,000	999,605
Total New York		28,135,329
North Carolina — 0.5%
North Carolina Housing Finance Agency, Homeownership Series 55-C, Rev., GNMA / FNMA / FHLMC, 3.20%, 1/15/2026 (a) (b)	1,000,000	1,000,526
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

North Dakota — 0.5%
North Dakota Housing Finance Agency, Home Mortgage Finance Program Series 2024 C, Rev., 5.00%, 7/1/2042 (a)	1,000,000	1,076,457
Ohio — 3.7%
Buckeye Tobacco Settlement Financing Authority
Series 2020A-2, Rev., 4.00%, 6/1/2039 (a)	1,155,000	1,129,141
Series 2020B-2, Rev., 5.00%, 6/1/2055 (a)	2,000,000	1,828,564
Series 2020B-3, Rev., Zero Coupon, 6/1/2057 (a)	10,000,000	1,067,537
County of Montgomery, Ohio Health care Facilities Solvita Project Series 2024, Rev., 5.00%, 9/1/2033 (a)	1,000,000	1,101,107
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project Series 2023, Rev., 5.00%, 12/1/2028 (a) (b) (c)	1,515,000	1,541,415
Port of Greater Cincinnati Development Authority, Duke Energy Convention Center Project Series 2024B, Rev., 5.00%, 12/1/2063 (a)	1,000,000	1,033,211
Total Ohio		7,700,975
Oklahoma — 1.3%
Oklahoma Development Finance Authority, Health System, OU Medicine Project Series 2018B, Rev., 5.50%, 8/15/2057 (a)	1,600,000	1,635,885
Oklahoma Housing Finance Agency, Home Ownership Loan Program Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.25%, 9/1/2056 (a)	1,000,000	1,132,827
Total Oklahoma		2,768,712
Oregon — 0.3%
Multnomah and Clackamas Counties School District No. 10JT Gresham-Barlow Series B, GO, Zero Coupon, 6/15/2035 (a)	1,000,000	645,556
Pennsylvania — 2.2%
Commonwealth of Pennsylvania Series 2024-1, GO, 4.00%, 8/15/2043 (a)	1,200,000	1,201,307
Montgomery County Industrial Development Authority, Constellation Energy Generation Series 2023A, Rev., 4.10%, 4/3/2028 (a) (b)	1,250,000	1,276,251

4

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — continued
Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University Series 2024B-2, Rev., 5.50%, 11/1/2054 (a)	1,000,000	1,086,475
Pennsylvania Housing Finance Agency, Single Family Mortgage Series 2024-145A, Rev., 6.00%, 10/1/2054 (a)	1,000,000	1,091,074
Total Pennsylvania		4,655,107
Puerto Rico — 2.8%
Puerto Rico Sales Tax Financing Corp. Sales Tax (Puerto Rico)
Series A-1, Rev., Zero Coupon, 7/1/2046 (a)	8,230,000	2,754,256
Series A-2, Rev., 4.78%, 7/1/2058 (a)	3,100,000	3,063,596
Total Puerto Rico		5,817,852
Rhode Island — 0.5%
Tobacco Settlement Financing Corp. Series B, Rev., 5.00%, 6/1/2050 (a)	1,000,000	1,000,580
South Carolina — 0.5%
South Carolina Public Service Authority Series 2025 A, Rev., 5.25%, 12/1/2050 (d)	1,000,000	1,076,565
Tennessee — 1.9%
Shelby County Health Educational and Housing Facilities Board Retirement Facility The Farm At Bailey Station Series 2019A, Rev., 5.50%, 10/1/2039 (a)	3,000,000	2,259,680
Shelby County Health Educational and Housing Facilities Board, Madrone Memphis Student Housing I, LLC- University of Memphis Project Series 2024 A-1, Rev., 5.25%, 6/1/2056 (a) (c)	1,000,000	1,013,509
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project Series 2019A, Rev., 5.75%, 10/1/2059 (a)	1,000,000	694,015
Total Tennessee		3,967,204
Texas — 3.4%
Central Texas Turnpike System, First Tier Series 2024 B, Rev., 5.00%, 5/15/2030 (a) (b)	1,000,000	1,070,507
City of Houston Airport System, United Airlines, Inc. Terminal Improvement Projects Series 2020A, Rev., AMT, 5.00%, 7/1/2027 (a)	1,000,000	1,022,167
City of Houston Airport System, United Airlines, Inc., Terminal Improvement Projects Series 2024B, Rev., AMT, 5.25%, 7/15/2033 (a)	1,000,000	1,071,212
New Hope Cultural Education Facilities Finance Corp., Legacy Midtown Park Project Series 2018A, Rev., 5.50%, 7/1/2054 (a)	1,000,000	756,006
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
Plano Independent School District, Unlimited Tax, GO, PSF-GTD, 4.00%, 2/15/2045 (a)	1,000,000	984,867
Tarrant County Cultural Education Facilities Finance Corp., Cook Children's Medical Center Series 2020, Rev., 4.00%, 12/1/2045 (a)	1,070,000	1,018,769
Texas Municipal Gas Acquisition and Supply Corp. V Gas supply Series 2024, Rev., 5.00%, 1/1/2034 (a) (b)	1,000,000	1,080,052
Total Texas		7,003,580
Utah — 2.2%
Intermountain Power Agency, Utah Power Supply Series 2023 A, Rev., 5.00%, 7/1/2037 (a)	1,000,000	1,100,355
Mida Mountain Village Public Infrastructure District, Mountain Village Assessment Area Series 2020B, 6.25%, 8/1/2030 (a) (c)	1,000,000	971,564
Mida Mountain Village Public Infrastructure District, Utah Subordinate Tax Allocation Series 2024-2, Rev., 6.00%, 6/15/2054 (a) (c)	1,000,000	1,046,213
Utah Charter School Finance Authority, Wallace Stegner Academy Series 2022A, Rev., 5.63%, 6/15/2042 (a) (c)	400,000	407,937
Utah Housing Corp. Series 2024 I, Rev., GNMA / FNMA / FHLMC, 6.25%, 7/1/2055 (a)	1,000,000	1,129,136
Total Utah		4,655,205
Virginia — 2.1%
Fredericksburg Economic Development Authority, Stadium Project
Series 2021A, Rev., 7.00%, 11/15/2026 (a) (c)	370,000	364,830
Series 2019B, Rev., 6.63%, 9/1/2029 (a) (b) (c)	1,255,000	1,168,417
Series 2019B, Rev., 7.50%, 9/1/2044 (a) (b) (c)	1,000,000	778,615
Halifax County Industrial Development Authority, Virginia Electric and Power Series 2010A, Rev., 3.80%, 5/28/2027 (a) (b)	1,000,000	1,012,690
Virginia Small Business Financing Authority Series 2024 A, Rev., 5.50%, 12/1/2054 (a)	1,000,000	1,053,861
Total Virginia		4,378,413
Washington — 2.4%
Vancouver Housing Authority Series 2025, Rev., 4.25%, 2/1/2038	2,000,000	1,998,557
Washington State Housing Finance Commission, Radford Court and Nordheim Court
Series 2024, Rev., 5.50%, 7/1/2049 (a)	1,000,000	1,074,515

5

JPMorgan High Yield Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Washington — continued
Series 2024, Rev., 5.00%, 7/1/2054 (a)	1,000,000	1,031,177
Washington State Housing Finance Commission, Seattle Academy Of Arts and Science Project Series 2023, Rev., 6.38%, 7/1/2063 (a) (c)	800,000	877,650
Total Washington		4,981,899
Wisconsin — 6.0%
Public Finance Authority, Astro Texas Land Projects Series 2024, Rev., 5.50%, 12/15/2028 (a) (c)	800,000	801,149
Public Finance Authority, Celanese Corp. Series 2016C, Rev., AMT, 4.30%, 11/1/2030	1,000,000	1,000,626
Public Finance Authority, Kahala Nui Project, Rev., 5.25%, 11/15/2061 (a)	1,000,000	1,051,766
Public Finance Authority, Presbyterian Villages of Michigan Obligated Group Series 2020A, Rev., 4.00%, 11/15/2042 (a) (c)	3,955,000	2,981,686
Public Finance Authority, Ripple Ranch, LLC Obligate Series 2021A, Rev., 5.25%, 12/1/2051 (a) (c)	800,000	529,933
Public Finance Authority, Senior Lien, Rev., AMT, 5.75%, 7/1/2049 (a)	1,000,000	1,075,706
Wisconsin Health and Educational Facilities Authority Series 2016 A, Rev., 4.00%, 11/15/2046	1,000,000	916,260
Wisconsin Health and Educational Facilities Authority, Ascension Senior Credit Group Series 2016 A, Rev., 5.00%, 11/15/2035 (a)	1,000,000	1,019,036
Wisconsin Health and Educational Facilities Authority, Aspirus, Inc., Obligated Group, Rev., 5.25%, 8/15/2050 (d)	1,000,000	1,075,246
Wisconsin Health and Educational Facilities Authority, Forensic science and Protective Medicine Collaboration, Inc. Project Series 2024, Rev., 5.00%, 8/1/2027 (a) (c)	1,000,000	1,019,178
Wisconsin Housing and Economic Development Authority Home Ownership Series 2024 A, Rev., GNMA / FNMA / FHLMC, 6.00%, 9/1/2054 (a)	990,000	1,074,914
Total Wisconsin		12,545,500
Total Municipal Bonds (Cost $185,296,239)		186,233,866
INVESTMENTS	NO. OF CONTRACTS	VALUE($)
Options Purchased — 0.0% ^
Put Options Purchased — 0.0% ^
U.S. Treasury 5 Year Note
3/7/2025 at USD 107.00, American Style
Notional Amount: USD 22,200,000
Counterparty: Exchange-Traded * (Cost $6,938)	222	3,330
	SHARES
Short-Term Investments — 13.5%
Investment Companies — 13.5%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.59% (f) (g) (Cost $28,047,603)	28,045,692	28,048,497
Total Investments — 103.2% (Cost $213,350,780)		214,285,693
Liabilities in Excess of Other Assets — (3.2)%		(6,551,427)
NET ASSETS — 100.0%		207,734,266

Percentages indicated are based on net assets.

Abbreviations
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COLL	Collateral
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
PSF-GTD	Permanent School Fund Guaranteed
Rev.	Revenue
USD	United States Dollar
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 28, 2025.

6

(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(e)	Defaulted security.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of February 28, 2025.

7

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — 38.2%
Affirm Asset Securitization Trust Series 2024-X2, Class A, 5.22%, 12/17/2029 (a)	817,839	819,005
Amortizing Residential Collateral Trust Series 2002-BC9, Class M1, 6.08%, 12/25/2032 (b)	1,021,643	972,129
AMSR Trust
Series 2020-SFR3, Class A, 1.36%, 9/17/2037 (a)	7,104,240	6,986,612
Series 2021-SFR2, Class A, 1.53%, 8/17/2038 (a)	3,999,080	3,839,579
Series 2024-SFR1, Class A, 4.29%, 7/17/2041 (a) (c)	7,810,000	7,673,099
Apidos CLO (Cayman Islands)
Series 2019-31A, Class A1R, 5.66%, 4/15/2031 (a) (b)	3,060,304	3,063,276
Series 2016-25A, Class A1R3, 5.47%, 1/20/2037 (a) (b)	3,355,000	3,359,898
Auxilior Term Funding LLC Series 2023-1A, Class A2, 6.18%, 12/15/2028 (a)	663,339	670,647
BA Credit Card Trust Series 2024-A1, Class A, 4.93%, 5/15/2029	4,500,000	4,564,665
Ballyrock CLO Ltd. (Cayman Islands)
Series 2020-2A, Class A1R, 5.56%, 10/20/2031 (a) (b)	2,510,245	2,513,107
Series 2019-1A, Class A1R, 5.59%, 7/15/2032 (a) (b)	5,866,090	5,875,851
Bear Stearns Asset-Backed Securities I Trust Series 2005-HE1, Class M2, 5.68%, 1/25/2035 (b)	247,102	251,818
Bear Stearns Asset-Backed Securities Trust Series 2003-SD1, Class A, 5.33%, 12/25/2033 (b)	369,867	378,722
Benefit Street Partners CLO Ltd. (Cayman Islands) Series 2018-14A, Class AR, 5.66%, 10/20/2037 (a) (b)	5,000,000	5,035,195
BRE Grand Islander Timeshare Issuer LLC Series 2019-A, Class A, 3.28%, 9/26/2033 (a)	734,318	721,906
BSPRT Issuer Ltd. Series 2022-FL8, Class A, 5.84%, 2/15/2037 (a) (b)	2,245,913	2,246,243
Business Jet Securities LLC
Series 2022-1A, Class A, 4.46%, 6/15/2037 ‡ (a)	5,704,447	5,602,099
Series 2024-1A, Class A, 6.20%, 5/15/2039 ‡ (a)	1,138,110	1,169,009
Series 2024-2A, Class A, 5.36%, 9/15/2039 ‡ (a)	5,904,530	5,897,338
BXG Receivables Note Trust Series 2018-A, Class A, 3.77%, 2/2/2034 (a)	478,995	476,191
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

BXMT Ltd. (Cayman Islands) Series 2020-FL3, Class A, 6.33%, 11/15/2037 (a) (b)	3,641,701	3,636,016
Carlyle US CLO Ltd. (Cayman Islands) Series 2021-1A, Class A1BR, 5.90%, 1/15/2040 (a) (b)	5,000,000	5,014,220
Carmax Auto Owner Trust
Series 2022-2, Class A3, 3.49%, 2/16/2027	1,562,895	1,556,460
Series 2025-1, Class A3, 4.84%, 1/15/2030	3,235,000	3,272,656
Carvana Auto Receivables Trust
Series 2020-P1, Class A4, 0.61%, 10/8/2026	72,064	72,006
Series 2023-N4, Class A, 6.42%, 1/10/2028 (a)	1,993,191	2,007,758
Series 2024-P2, Class A3, 5.33%, 7/10/2029	2,250,000	2,281,099
Series 2024-P3, Class A3, 4.26%, 10/10/2029	5,000,000	4,987,201
Series 2024-P4, Class A3, 4.64%, 1/10/2030	1,835,000	1,843,841
Series 2024-P3, Class A4, 4.31%, 9/10/2030	4,350,000	4,318,564
Centex Home Equity Loan Trust Series 2002-A, Class MV1, 5.28%, 1/25/2032 (b)	68,034	72,557
CF Hippolyta Issuer LLC Series 2020-1, Class A1, 1.69%, 7/15/2060 (a)	2,307,094	2,271,441
Clarus Capital Funding LLC Series 2024-1A, Class A2, 4.71%, 8/20/2032 (a)	2,442,993	2,446,111
CNH Equipment Trust Series 2024-C, Class A4, 4.12%, 3/15/2032	3,585,000	3,555,904
Consumer Portfolio Services Auto Trust Series 2025-A, Class A, 4.77%, 10/16/2028 (a)	3,394,470	3,397,066
CoreVest American Finance Trust
Series 2020-2, Class A, 3.38%, 5/15/2052 (a)	338,951	337,337
Series 2020-4, Class A, 1.17%, 12/15/2052 (a)	2,274,735	2,228,188
Countrywide Asset-Backed Certificates
Series 2003-BC2, Class 2A1, 5.03%, 6/25/2033 (b)	124,591	123,616
Series 2004-S1, Class M2, 5.58%, 2/25/2035 (c)	8,677	8,629
CPS Auto Receivables Trust Series 2024-D, Class A, 4.91%, 6/15/2028 (a)	1,117,771	1,119,906
Credit Acceptance Auto Loan Trust
Series 2023-3A, Class A, 6.39%, 8/15/2033 (a)	2,375,000	2,413,005

8

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2024-3A, Class A, 4.68%, 9/15/2034 (a)	11,845,000	11,857,993
Diamond Resorts Owner Trust Series 2021-1A, Class A, 1.51%, 11/21/2033 (a)	298,944	293,726
DLLAA LLC Series 2025-1A, Class A2, 4.70%, 10/20/2027 (a)	3,000,000	3,009,633
Drive Auto Receivables Trust Series 2024-2, Class A3, 4.50%, 9/15/2028	3,460,000	3,461,684
Dryden Senior Loan Fund (Cayman Islands) Series 2016-43A, Class AR3, 5.36%, 4/20/2034 (a) (b)	5,000,000	5,015,170
Elmwood CLO Ltd. (Cayman Islands) Series 2021-5A, Class AR, 5.66%, 10/15/2037 (a) (b)	5,200,000	5,226,790
Enterprise Fleet Financing LLC Series 2022-1, Class A2, 3.03%, 1/20/2028 (a)	234,785	234,327
Exeter Automobile Receivables Trust
Series 2024-3A, Class A2, 5.82%, 2/15/2027	1,381,851	1,385,086
Series 2024-5A, Class A3, 4.45%, 3/15/2028	1,750,000	1,749,050
Series 2023-4A, Class C, 6.51%, 8/15/2028	2,500,000	2,542,679
Series 2024-4A, Class A3, 5.28%, 8/15/2030	3,000,000	3,016,468
First Franklin Mortgage Loan Trust
Series 2002-FF1, Class M1, 5.48%, 4/25/2032 (b)	38,999	42,832
Series 2002-FF4, Class M1, 6.01%, 2/25/2033 (b)	578,174	499,051
Series 2003-FFH1, Class M2, 7.06%, 9/25/2033 (b)	227,842	205,473
Series 2004-FF8, Class M4, 6.04%, 10/25/2034 (b)	209,013	139,319
FirstKey Homes Trust
Series 2021-SFR1, Class A, 1.54%, 8/17/2038 (a)	6,612,958	6,341,211
Series 2022-SFRA, Class A, 3.10%, 3/17/2039 (a)	1,961,491	1,903,875
Foundation Finance Trust
Series 2024-1A, Class A, 5.50%, 12/15/2049 (a)	1,825,779	1,860,009
Series 2024-2A, Class A, 4.60%, 3/15/2050 (a)	4,399,646	4,381,316
FS Rialto (Cayman Islands) Series 2021-FL3, Class A, 5.68%, 11/16/2036 (a) (b)	3,387,233	3,388,615
Galaxy CLO Ltd. (Cayman Islands) Series 2013-15A, Class ARR, 5.53%, 10/15/2030 (a) (b)	341,456	341,727
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Generate CLO Ltd. (Cayman Islands) Series 6A, Class AR2, 5.69%, 10/22/2037 (a) (b)	5,000,000	5,024,760
GLS Auto Receivables Issuer Trust Series 2025-1A, Class B, 4.98%, 7/16/2029 (a)	15,300,000	15,400,786
GLS Auto Select Receivables Trust Series 2024-4A, Class A2, 4.43%, 12/17/2029 (a)	1,310,000	1,308,687
GM Financial Automobile Leasing Trust
Series 2024-3, Class A3, 4.21%, 10/20/2027	1,250,000	1,245,765
Series 2024-3, Class A4, 4.22%, 10/20/2028	1,250,000	1,245,435
GMF Floorplan Owner Revolving Trust Series 2024-4A, Class A2, 4.89%, 11/15/2029 (a) (b)	3,000,000	3,001,135
Goodgreen (Cayman Islands)
Series 2018-1A, Class A, 3.93%, 10/15/2053 ‡ (a) (b)	1,710,550	1,576,570
Series 2019-1A, Class A, 3.86%, 10/15/2054 ‡ (a)	1,217,674	1,112,201
Goodgreen Trust Series 2017-2A, Class A, 3.26%, 10/15/2053 ‡ (a)	1,062,817	966,825
GreenPoint Mortgage Funding Trust Series 2005-HE3, Class A, 4.61%, 9/15/2030 (b)	3,549	3,517
Harley-Davidson Motorcycle Trust Series 2024-B, Class A4, 4.28%, 4/15/2032	2,850,000	2,841,611
HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048 ‡ (a)	669,298	605,911
Hilton Grand Vacations Trust
Series 2018-AA, Class A, 3.54%, 2/25/2032 (a)	192,330	191,722
Series 2022-2A, Class A, 4.30%, 1/25/2037 (a)	1,180,081	1,170,311
Series 2020-AA, Class A, 2.74%, 2/25/2039 (a)	504,581	490,139
Hyundai Auto Lease Securitization Trust Series 2025-A, Class A2A, 4.60%, 6/15/2027 (a)	6,500,000	6,514,484
John Deere Owner Trust Series 2024-C, Class A3, 4.06%, 6/15/2029	6,000,000	5,964,773
LCM Ltd. (Cayman Islands)
Series 29A, Class AR, 5.63%, 4/15/2031 (a) (b)	3,488,060	3,492,769
Series 36A, Class A1R, 5.39%, 1/15/2034 (a) (b)	3,902,000	3,902,000
Lendingpoint Asset Securitization Trust Series 2022-B, Class A, 4.77%, 10/15/2029 (a)	168,085	167,978

9

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Lendmark Funding Trust Series 2022-1A, Class A, 5.12%, 7/20/2032 (a)	3,000,000	3,006,157
LP LMS Asset Securitization Trust Series 2023-1A, Class A, 8.18%, 10/17/2033 (a)	111,622	111,758
M&T Equipment Notes Series 2024-1A, Class A2, 4.99%, 8/18/2031 (a)	4,000,000	4,016,848
Mariner Finance Issuance Trust
Series 2021-AA, Class A, 1.86%, 3/20/2036 (a)	3,000,000	2,878,304
Series 2024-AA, Class A, 5.13%, 9/22/2036 (a)	5,000,000	5,062,333
Mercedes-Benz Auto Lease Trust Series 2024-B, Class A4, 4.22%, 6/17/2030	1,915,000	1,910,619
MF1 Ltd. (Cayman Islands)
Series 2021-FL7, Class A, 5.51%, 10/16/2036 (a) (b)	2,189,620	2,188,690
Series 2022-FL8, Class A, 5.66%, 2/19/2037 (a) (b)	4,169,494	4,172,667
MVW LLC
Series 2024-2A, Class A, 4.43%, 3/20/2042 (a)	2,571,148	2,544,306
Series 2024-1A, Class A, 5.32%, 2/20/2043 (a)	1,810,061	1,838,948
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands) Series 2021-42A, Class AR, 5.26%, 7/16/2035 (a) (b)	5,000,000	5,000,000
New Century Home Equity Loan Trust Series 2003-5, Class AII, 1.07%, 11/25/2033 (b)	94,477	55,980
OCP CLO Ltd. (Cayman Islands)
Series 2015-9A, Class AR3, 5.42%, 1/15/2037 (a) (b)	5,000,000	5,000,000
Series 2023-26A, Class AR, 0.00%, 4/17/2037 (a) (b) (d)	5,000,000	5,000,000
Series 2018-15A, Class BR, 5.89%, 1/20/2038 (a) (b)	2,850,000	2,853,568
OneMain Financial Issuance Trust Series 2021-1A, Class A1, 1.55%, 6/16/2036 (a)	5,000,000	4,732,934
Oportun Funding Trust Series 2025-1, Class A, 4.96%, 8/16/2032 (a)	1,540,000	1,540,524
Oportun Issuance Trust
Series 2022-A, Class A, 5.05%, 6/9/2031 (a)	1,976,455	1,975,981
Series 2025-A, Class A, 5.01%, 2/8/2033 (a)	3,440,000	3,446,519
Pagaya AI Technology in Housing Trust Series 2023-1, Class A, 3.60%, 10/25/2040 (a)	3,500,000	3,322,964
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Palmer Square Loan Funding Ltd. (Cayman Islands)
Series 2021-3A, Class A1, 5.35%, 7/20/2029 (a) (b)	156,878	156,898
Series 2021-4A, Class A1, 5.36%, 10/15/2029 (a) (b)	754,015	754,450
Series 2022-2A, Class A1, 5.57%, 10/15/2030 (a) (b)	1,501,933	1,503,186
Series 2024-1A, Class A1, 5.35%, 10/15/2032 (a) (b)	4,599,550	4,604,370
Series 2024-2A, Class A2, 5.90%, 1/15/2033 (a) (b)	5,000,000	5,001,615
Series 2025-1A, Class A2, 0.00%, 2/15/2033 (a) (b) (d)	4,800,000	4,800,000
PEAC Solutions Receivables LLC Series 2024-2A, Class A2, 4.74%, 4/20/2027 (a)	1,750,000	1,751,813
Porsche Innovative Lease Owner Trust
Series 2024-2A, Class A3, 4.35%, 10/20/2027 (a)	2,405,000	2,405,073
Series 2024-2A, Class A4, 4.26%, 9/20/2030 (a)	2,835,000	2,828,194
Prestige Auto Receivables Trust Series 2024-2A, Class A2, 4.72%, 2/15/2028 (a)	3,500,000	3,500,644
Progress Residential Series 2021-SFR4, Class A, 1.56%, 5/17/2038 (a)	4,693,543	4,581,039
Progress Residential Trust
Series 2021-SFR8, Class A, 1.51%, 10/17/2038 (a)	4,423,099	4,242,955
Series 2023-SFR1, Class A, 4.30%, 3/17/2040 (a)	3,392,478	3,353,170
Series 2024-SFR1, Class A, 3.35%, 2/17/2041 (a)	5,471,247	5,224,335
Series 2024-SFR2, Class A, 3.30%, 4/17/2041 (a)	7,900,929	7,470,608
Series 2024-SFR4, Class A, 3.10%, 7/17/2041 (a)	6,900,000	6,479,977
RASC Trust Series 2003-KS4, Class MI2, 5.12%, 6/25/2033 (c)	522,587	413,785
Reach ABS Trust Series 2025-1A, Class A, 4.96%, 8/16/2032 (a)	946,063	947,275
Santander Consumer Auto Receivables Trust Series 2021-AA, Class B, 0.71%, 8/17/2026 (a)	402,629	402,010
SBNA Auto Lease Trust
Series 2024-C, Class A3, 4.56%, 2/22/2028 (a)	1,000,000	1,001,276
Series 2025-A, Class A3, 4.83%, 4/20/2028 (a)	2,000,000	2,010,223

10

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
SCF Equipment Leasing LLC
Series 2022-2A, Class A3, 6.50%, 10/21/2030 (a)	1,843,535	1,856,068
Series 2024-1A, Class A3, 5.52%, 1/20/2032 (a)	1,175,000	1,201,234
SCF Equipment Trust LLC Series 2025-1A, Class A2, 4.82%, 7/22/2030 (a)	3,000,000	3,006,194
Sierra Timeshare Receivables Funding LLC Series 2020-2A, Class A, 1.33%, 7/20/2037 (a)	284,028	281,067
SoFi Consumer Loan Program Trust Series 2025-1, Class A, 4.80%, 2/27/2034 (a)	4,000,000	4,003,888
SoFi Professional Loan Program Trust
Series 2021-B, Class AFX, 1.14%, 2/15/2047 (a)	2,353,573	2,055,702
Series 2018-B, Class A2FX, 3.34%, 8/25/2047 (a)	254,625	252,830
STAR Trust Series 2025-SFR5, Class A, 5.76%, 2/17/2042 (a) (b)	1,000,000	1,003,215
Tesla Auto Lease Trust
Series 2024-A, Class B, 5.55%, 5/22/2028 (a)	3,000,000	3,021,856
Series 2024-B, Class A4, 4.88%, 6/20/2028 (a)	6,500,000	6,534,128
Toyota Lease Owner Trust Series 2024-B, Class A3, 4.21%, 9/20/2027 (a)	6,000,000	5,977,883
Tricon American Homes Series 2020-SFR1, Class A, 1.50%, 7/17/2038 (a)	5,953,272	5,753,152
Tricon American Homes Trust Series 2019-SFR1, Class A, 2.75%, 3/17/2038 (a)	3,242,365	3,195,754
Tricon Residential Trust
Series 2024-SFR2, Class A, 4.75%, 6/17/2040 (a)	1,648,974	1,647,424
Series 2024-SFR1, Class A, 4.65%, 4/17/2041 (a)	1,390,000	1,382,842
Series 2025-SFR1, Class A, 5.40%, 3/17/2042 (a) (b) (d)	2,725,000	2,724,928
Upstart Securitization Trust Series 2022-4, Class A, 5.98%, 8/20/2032 (a)	373,484	373,915
US Auto Funding Trust Series 2022-1A, Class A, 3.98%, 4/15/2025 (a)	353,811	350,532
Verdant Receivables LLC Series 2023-1A, Class A2, 6.24%, 1/13/2031 (a)	1,964,979	2,000,660
VOLT C LLC Series 2021-NPL9, Class A1, 4.99%, 5/25/2051 (a) (c)	883,731	882,406
VOLT XCII LLC Series 2021-NPL1, Class A1, 5.89%, 2/27/2051 (a) (c)	166,265	166,325
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

VOLT XCIII LLC Series 2021-NPL2, Class A1, 5.89%, 2/27/2051 (a) (c)	1,008,307	1,008,673
VOLT XCIV LLC Series 2021-NPL3, Class A1, 6.24%, 2/27/2051 (a) (c)	1,063,480	1,063,631
VOLT XCIX LLC Series 2021-NPL8, Class A1, 5.12%, 4/25/2051 (a) (c)	377,378	377,741
VOLT XCV LLC Series 2021-NPL4, Class A1, 6.24%, 3/27/2051 (a) (c)	702,690	703,091
VOLT XCVI LLC Series 2021-NPL5, Class A1, 6.12%, 3/27/2051 (a) (c)	752,923	753,508
VOLT XCVII LLC Series 2021-NPL6, Class A1, 5.24%, 4/25/2051 (a) (c)	1,248,316	1,249,786
Volvo Financial Equipment LLC Series 2024-1A, Class A3, 4.29%, 10/16/2028 (a)	3,000,000	2,994,328
Westlake Automobile Receivables Trust
Series 2023-3A, Class A3, 5.82%, 5/17/2027 (a)	4,000,000	4,023,386
Series 2024-3A, Class B, 4.72%, 11/15/2029 (a)	7,480,000	7,492,728
Wingspire Equipment Finance LLC Series 2024-1A, Class A2, 4.99%, 9/20/2032 (a)	4,000,000	4,010,266
World Omni Auto Receivables Trust Series 2024-A, Class A4, 4.84%, 10/15/2029	2,890,000	2,915,745
Total Asset-Backed Securities (Cost $421,041,501)		420,560,265
Collateralized Mortgage Obligations — 29.0%
Alternative Loan Trust
Series 2004-J4, Class 1A6, 5.36%, 6/25/2034 (c)	167	165
Series 2004-33, Class 3A3, 4.74%, 12/25/2034 (b)	92,067	87,325
Banc of America Funding Trust Series 2006-1, Class 2A1, 5.50%, 1/25/2036	76,282	65,806
Banc of America Mortgage Trust Series 2004-D, Class 2A2, 6.41%, 5/25/2034 (b)	56,688	54,731
Bear Stearns Asset-Backed Securities I Trust Series 2004-AC6, Class M1, 5.44%, 11/25/2034 (b)	67,760	21,972
CFMT LLC Series 2024-HB15, Class A, 4.00%, 8/25/2034 ‡ (a) (b)	1,608,947	1,589,298
Connecticut Avenue Securities
Series 2025-R01, Class 1A1, 5.30%, 1/25/2045 (a) (b)	3,475,759	3,479,026
Series 2025-R01, Class 1M1, 5.45%, 1/25/2045 (a) (b)	2,911,750	2,913,580

11

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Connecticut Avenue Securities Trust
Series 2021-R03, Class 1M1, 5.20%, 12/25/2041 (a) (b)	1,700,427	1,698,320
Series 2022-R01, Class 1M1, 5.35%, 12/25/2041 (a) (b)	1,143,050	1,142,341
Series 2022-R06, Class 1M1, 7.10%, 5/25/2042 (a) (b)	2,102,417	2,155,629
Series 2022-R07, Class 1M1, 7.30%, 6/25/2042 (a) (b)	3,086,000	3,185,057
Series 2022-R08, Class 1M1, 6.90%, 7/25/2042 (a) (b)	1,299,546	1,335,742
Series 2024-R01, Class 1M1, 5.40%, 1/25/2044 (a) (b)	1,811,413	1,812,555
Series 2024-R02, Class 1M1, 5.45%, 2/25/2044 (a) (b)	2,157,496	2,159,932
Series 2024-R05, Class 2A1, 5.35%, 7/25/2044 (a) (b)	7,255,354	7,259,911
Series 2024-R05, Class 2M1, 5.35%, 7/25/2044 (a) (b)	829,957	830,345
Series 2024-R06, Class 1A1, 5.50%, 9/25/2044 (a) (b)	5,155,787	5,168,661
Credit Suisse First Boston Mortgage Securities Corp. (Switzerland) Series 2004-5, Class 4A1, 6.00%, 9/25/2034	200,770	199,998
CSFB Mortgage-Backed Pass-Through Certificates Series 2003-AR24, Class 2A4, 7.40%, 10/25/2033 (b)	98,507	97,557
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1, Class 2A1, 3.40%, 2/25/2020 (b)	18,431	17,842
FHLMC Seasoned Credit Risk Transfer Trust Series 2020-1, Class M55G, 3.00%, 8/25/2059	6,277,322	5,644,315
FHLMC Stacr Remic Trust
Series 2025-HQA1, Class A1, 5.29%, 2/25/2045 (a) (b)	10,000,000	10,003,910
Series 2025-HQA1, Class M1, 5.49%, 2/25/2045 (a) (b)	6,000,000	6,004,686
FHLMC STACR REMIC Trust Series 2024-HQA2, Class A1, 5.60%, 8/25/2044 (a) (b)	9,500,000	9,559,405
FHLMC, REMIC
Series 1974, Class ZA, 7.00%, 7/15/2027	3,864	3,875
Series 3737, Class DG, 5.00%, 10/15/2030	12,664	12,642
Series 4120, Class KI, IO, 3.00%, 10/15/2032	492,830	25,721
Series 4187, Class CA, 2.00%, 4/15/2033	8,770,074	8,157,534
Series 5000, Class CB, 1.25%, 1/25/2035	3,403,174	3,023,148
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 3300, Class FA, 4.75%, 8/15/2035 (b)	85,383	84,639
Series 3085, Class VS, IF, 10.91%, 12/15/2035 (b)	81,034	94,824
Series 4867, Class WF, 5.05%, 4/15/2037 (b)	5,698,309	5,629,961
Series 4350, Class AF, 5.00%, 12/15/2037 (b)	1,532,809	1,491,341
Series 4350, Class FK, 5.00%, 6/15/2038 (b)	1,720,049	1,674,206
Series 4515, Class FA, 5.02%, 8/15/2038 (b)	792,233	781,331
Series 4350, Class KF, 5.00%, 1/15/2039 (b)	282,233	274,574
Series 4448, Class TF, 4.97%, 5/15/2040 (b)	1,534,720	1,513,734
Series 4480, Class FM, 5.00%, 6/15/2040 (b)	2,370,069	2,304,621
Series 4457, Class KF, 5.00%, 10/15/2040 (b)	2,780,715	2,740,347
Series 4611, Class BF, 4.85%, 6/15/2041 (b)	8,028,489	7,989,307
Series 4363, Class FA, 5.02%, 9/15/2041 (b)	1,356,025	1,334,651
Series 4413, Class WF, 5.00%, 10/15/2041 (b)	1,003,692	977,472
Series 4559, Class AF, 5.15%, 3/15/2042 (b)	844,655	844,332
Series 4074, Class FE, 4.85%, 7/15/2042 (b)	1,121,449	1,110,376
Series 4150, Class F, 4.82%, 1/15/2043 (b)	3,155,124	3,097,415
Series 4161, Class YF, 4.82%, 2/15/2043 (b)	2,310,450	2,268,827
Series 4281, Class FB, 5.00%, 12/15/2043 (b)	1,532,450	1,517,932
Series 4606, Class FL, 4.95%, 12/15/2044 (b)	3,175,702	3,136,462
Series 4594, Class GN, 2.50%, 2/15/2045	1,467,724	1,353,193
Series 4935, Class KP, 2.50%, 12/25/2049	3,200,216	2,822,774
Series 5072, Class QC, 1.00%, 10/25/2050	4,904,806	3,872,300
Series 5270, Class FH, 5.30%, 6/25/2052 (b)	3,298,822	3,254,272
Series 5460, Class AF, 5.40%, 10/25/2054 (b)	9,625,017	9,633,675

12

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
FHLMC, STRIPS
Series 343, Class F4, 5.00%, 10/15/2037 (b)	1,444,625	1,425,988
Series 328, Class S4, IF, IO, 1.80%, 2/15/2038 (b)	2,553,898	140,196
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-51, Class 1A, PO, 9/25/2042	37,546	31,048
Series T-54, Class 4A, 4.27%, 2/25/2043 (b)	623,006	594,365
First Horizon Mortgage Pass-Through Trust Series 2004-AR6, Class 2A1, 4.95%, 12/25/2034 (b)	73,823	72,021
Flagstar Mortgage Trust Series 2019-2, Class A2, 3.50%, 12/25/2049 (a) (b)	1,225,081	1,101,678
FNMA Trust, Whole Loan Series 2004-W2, Class 4A, 4.81%, 2/25/2044 (b)	76,112	74,883
FNMA, Grantor Trust, Whole Loan
Series 2002-T6, Class A4, 5.34%, 3/25/2041 (b)	313,229	303,431
Series 2001-T8, Class A1, 7.50%, 7/25/2041	101,582	102,968
FNMA, REMIC
Series 2013-43, Class YH, 2.50%, 5/25/2033	522,287	496,309
Series 2004-17, Class BF, 4.82%, 1/25/2034 (b)	40,422	40,404
Series 2006-3, Class SB, IF, IO, 2.23%, 7/25/2035 (b)	12,354	41
Series 2006-16, Class HZ, 5.50%, 3/25/2036	93,658	97,019
Series 2006-124, Class FC, 4.82%, 1/25/2037 (b)	443,546	439,193
Series 2007-76, Class ZG, 6.00%, 8/25/2037	114,307	116,183
Series 2014-23, Class FA, 4.95%, 10/25/2039 (b)	6,497,447	6,406,848
Series 2010-64, Class FC, 4.97%, 6/25/2040 (b)	5,435,900	5,439,852
Series 2012-38, Class PA, 2.00%, 9/25/2041	656,831	612,014
Series 2012-93, Class ME, 2.50%, 1/25/2042	827,227	777,954
Series 2012-13, Class FA, 5.05%, 2/25/2042 (b)	4,044,333	4,014,048
Series 2012-31, Class FB, 5.02%, 4/25/2042 (b)	3,436,722	3,406,790
Series 2013-23, Class KJ, 2.25%, 5/25/2042	1,285,004	1,185,032
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2012-119, Class FB, 4.82%, 11/25/2042 (b)	2,290,713	2,244,986
Series 2012-139, Class JA, 3.50%, 12/25/2042	1,697,718	1,602,518
Series 2013-6, Class FL, 4.87%, 2/25/2043 (b)	545,076	536,314
Series 2014-49, Class AF, 4.97%, 8/25/2044 (b)	84,251	82,222
Series 2014-58, Class FG, 4.82%, 9/25/2044 (b)	3,856,718	3,826,179
Series 2015-28, Class CI, IO, 4.00%, 5/25/2045	8,159,205	1,531,248
Series 2015-42, Class BF, 4.96%, 6/25/2045 (b)	1,829,571	1,810,057
Series 2016-25, Class LA, 3.00%, 7/25/2045	5,745,020	5,389,923
Series 2016-33, Class JA, 3.00%, 7/25/2045	1,948,160	1,832,000
Series 2015-91, Class AF, 5.02%, 12/25/2045 (b)	1,921,725	1,956,870
Series 2016-19, Class OP, PO, 4/25/2046	910,693	681,072
Series 2016-58, Class SA, IO, 2.05%, 8/25/2046 (b)	5,063,954	360,696
Series 2017-108, Class PA, 3.00%, 6/25/2047	1,306,952	1,201,064
Series 2017-104, Class LA, 3.00%, 11/25/2047	916,277	833,639
Series 2019-38, Class PC, 3.00%, 2/25/2048	2,030,297	1,902,199
Series 2018-7, Class CI, IO, 4.00%, 2/25/2048	9,245,796	1,766,604
Series 2019-77, Class FP, 5.02%, 1/25/2050 (b)	8,611,901	8,444,352
Series 2024-92, Class HB, 5.00%, 12/25/2051	6,394,797	6,406,698
Series 2019-41, Class GF, 4.97%, 3/25/2053 (b)	10,018,691	9,937,388
Series 2014-66, Class WF, 5.00%, 10/25/2054 (b)	799,265	807,811
Series 2019-74, Class BF, 5.02%, 12/25/2059 (b)	4,071,883	4,008,823
FNMA, REMIC Trust, Whole Loan
Series 2003-W4, Class 5A, 4.26%, 10/25/2042 (b)	286,480	282,707
Series 2003-W15, Class 3A, 4.94%, 12/25/2042 (b)	315,179	305,374
Series 2003-W1, Class 2A, 5.21%, 12/25/2042 (b)	95,293	94,892

13

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2009-W1, Class A, 6.00%, 12/25/2049	89,103	91,763
FNMA, STRIPS Series 400, Class 1, PO, 11/25/2039	874,946	675,752
GNMA
Series 2011-158, Class EB, 4.00%, 12/20/2026	826,574	822,391
Series 2010-166, Class GP, 3.00%, 4/20/2039	12,050	12,018
Series 2012-61, Class FM, 4.83%, 5/16/2042 (b)	3,064,397	3,048,778
Series 2016-12, Class PA, 2.50%, 6/20/2045	4,192,675	3,890,061
Series 2023-24, Class FD, 5.05%, 2/20/2053 (b)	12,148,801	12,044,562
Series 2024-159, Class PA, 4.50%, 10/20/2054	4,954,851	4,807,766
Series 2012-H21, Class FA, 4.94%, 7/20/2062 (b)	425,883	425,206
Series 2012-H29, Class FA, 4.96%, 10/20/2062 (b)	326,492	326,319
Series 2013-H16, Class FA, 4.98%, 7/20/2063 (b)	1,014,576	1,014,269
Series 2014-H07, Class FC, 5.04%, 5/20/2064 (b)	6,353,878	6,357,408
Series 2014-H11, Class JA, 4.94%, 6/20/2064 (b)	1,143,373	1,142,145
Series 2014-H17, Class FM, 5.12%, 8/20/2064 (b)	3,928,405	3,924,496
Series 2015-H03, Class FD, 5.08%, 1/20/2065 (b)	2,552,596	2,548,276
Series 2015-H04, Class FL, 5.11%, 2/20/2065 (b)	3,077,489	3,074,613
Series 2015-H12, Class FJ, 4.87%, 5/20/2065 (b)	1,577,155	1,574,852
Series 2015-H14, Class FB, 4.87%, 5/20/2065 (b)	1,469,312	1,466,742
Series 2015-H12, Class FA, 4.92%, 5/20/2065 (b)	2,182,738	2,181,149
Series 2015-H15, Class FB, 5.04%, 6/20/2065 (b)	3,238,677	3,232,108
Series 2015-H19, Class FN, 4.88%, 7/20/2065 (b)	3,556,513	3,551,808
Series 2015-H23, Class TA, 4.91%, 9/20/2065 (b)	5,821,987	5,816,509
GSAA Trust Series 2004-CW1, Class 1A1, 5.50%, 4/1/2034	332,272	319,819
GSR Mortgage Loan Trust Series 2004-10F, Class 7A1, 5.50%, 9/25/2034	50,467	49,874
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Impac CMB Trust
Series 2004-6, Class 1A2, 5.21%, 10/25/2034 (b)	16,873	16,818
Series 2005-5, Class A1, 5.07%, 8/25/2035 (b)	248,787	233,508
IndyMac INDA Mortgage Loan Trust Series 2007-AR1, Class 1A1, 4.07%, 3/25/2037 (b)	189,437	145,351
JPMorgan Mortgage Trust Series 2003-A1, Class 1A1, 5.58%, 10/25/2033 (b)	10,261	9,728
LHOME Mortgage Trust
Series 2024-RTL4, Class A1, 5.92%, 7/25/2039 (a) (c)	3,000,000	3,023,679
Series 2025-RTL1, Class A1, 5.65%, 1/25/2040 (a) (c)	1,240,000	1,247,697
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 6.87%, 4/21/2034 (b)	41,962	40,752
Series 2004-13, Class 3A7B, 6.16%, 11/21/2034 (b)	140,784	133,498
MASTR Seasoned Securitization Trust Series 2003-1, Class 3A2, 4.83%, 2/25/2033 (b)	31,160	30,182
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
Series 2002-TBC1, Class B1, 5.43%, 9/15/2030 (b)	829	669
Series 2001-TBC1, Class B1, 5.31%, 11/15/2031 (b)	37,510	35,273
Merrill Lynch Mortgage Investors Trust
Series 2004-D, Class A1, 5.09%, 9/25/2029 (b)	10,654	10,789
Series 2004-1, Class 2A3, 5.63%, 12/25/2034 (b)	48,932	44,371
Metlife Securitization Trust
Series 2017-1A, Class A, 3.00%, 4/25/2055 (a) (b)	451,205	429,043
Series 2018-1A, Class A, 3.75%, 3/25/2057 (a) (b)	1,487,203	1,434,650
Morgan Stanley Dean Witter Capital I, Inc. Trust
Series 2003-HYB1, Class A4, 5.60%, 3/25/2033 (b)	30,559	26,738
Series 2003-HYB1, Class B1, 5.60%, 3/25/2033 (b)	23,522	11,754
Morgan Stanley Mortgage Loan Trust
Series 2004-3, Class 4A, 5.63%, 4/25/2034 (b)	463,263	445,185

14

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2004-5AR, Class 3A3, 5.60%, 7/25/2034 (b)	55,422	54,368
Series 2004-5AR, Class 3A5, 5.60%, 7/25/2034 (b)	312,324	309,454
Series 2004-11AR, Class 1A2A, 4.74%, 1/25/2035 (b)	143,829	135,072
MRFC Mortgage Pass-Through Trust Series 2002-TBC2, Class B1, 5.28%, 8/15/2032 (b)	21,278	21,209
NAAC Reperforming Loan REMIC Trust Certificates Series 2004-R3, Class AF, 4.88%, 2/25/2035 (a) (b)	451,898	365,361
New Residential Mortgage Loan Trust
Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (a) (c)	3,960,000	3,939,731
Series 2018-4A, Class A1S, 5.18%, 1/25/2048 (a) (b)	841,962	822,952
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2003-A3, Class A1, 5.50%, 8/25/2033 (c)	111,049	111,626
NYMT Loan Trust Series 2024-BPL3, Class A1, 5.27%, 9/25/2039 (a) (c)	1,055,000	1,049,998
OBX Trust Series 2024-NQM15, Class A1, 5.32%, 10/25/2064 (a) (c)	2,778,616	2,776,648
PRET Trust Series 2024-RPL2, Class A1, 4.07%, 6/25/2064 (a) (b)	1,886,980	1,789,018
Prime Mortgage Trust Series 2005-2, Class 2A1, 5.70%, 10/25/2032 (b)	148,223	148,363
PRPM LLC Series 2020-6, Class A1, 6.36%, 11/25/2025 (a) (c)	1,490,132	1,494,500
RFMSI Trust
Series 2005-SA2, Class 2A2, 6.34%, 6/25/2035 (b)	264,798	253,439
Series 2006-SA4, Class 2A1, 5.69%, 11/25/2036 (b)	122,995	101,526
Roc Mortgage Trust Series 2025-RTL1, Class A1, 5.63%, 2/25/2040 ‡ (a) (c) (d)	1,000,000	1,001,036
Seasoned Loans Structured Transaction Trust Series 2024-2, Class VF, 5.60%, 10/25/2034 (a) (b)	8,820,839	8,856,457
Sequoia Mortgage Trust
Series 11, Class A, 5.33%, 12/20/2032 (b)	5,693	5,007
Series 2003-3, Class A2, 5.41%, 7/20/2033 (b)	28,341	25,701
Series 2004-11, Class A2, 5.50%, 12/20/2034 (b)	210,671	186,197
Structured Asset Mortgage Investments II Trust Series 2004-AR1, Class 1A1, 5.13%, 3/19/2034 (b)	20,799	19,513
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Structured Asset Mortgage Investments Trust Series 2002-AR2, Class A3, 5.18%, 7/19/2032 (b)	92,091	66,943
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-24A, Class 2A, 6.11%, 7/25/2033 (b)	223,935	216,632
Series 2003-40A, Class 4A, 6.62%, 1/25/2034 (b)	50,759	48,142
Thornburg Mortgage Securities Trust Series 2004-4, Class 5A, 2.51%, 12/25/2044 (b)	1,161,830	1,033,297
Towd Point Mortgage Trust Series 2018-4, Class A1, 3.00%, 6/25/2058 (a) (b)	2,509,959	2,357,933
WaMu Mortgage Pass-Through Certificates Trust
Series 2004-AR3, Class A1, 5.68%, 6/25/2034 (b)	197,116	181,813
Series 2004-AR11, Class A, 6.95%, 10/25/2034 (b)	96,127	93,553
Total Collateralized Mortgage Obligations (Cost $324,046,520)		319,421,354
Mortgage-Backed Securities — 13.4%
FHLMC Gold Pools, Other Pool # U49009, 3.00%, 8/1/2028	486,266	476,507
FHLMC UMBS, 30 Year
Pool # RA2459, 4.00%, 4/1/2050	4,553,814	4,320,674
Pool # RA2904, 3.00%, 6/1/2050	4,157,914	3,670,966
Pool # RA2970, 2.50%, 7/1/2050	4,864,118	4,104,488
Pool # SD1787, 5.00%, 10/1/2052	3,011,805	3,034,356
Pool # SD8277, 5.50%, 12/1/2052	4,140,522	4,174,901
Pool # QF9638, 5.00%, 3/1/2053	7,682,915	7,599,476
Pool # SD5658, 5.50%, 6/1/2054	5,429,103	5,474,758
Pool # RJ1658, 6.00%, 6/1/2054	5,637,798	5,757,039
Pool # SD6799, 6.00%, 10/1/2054	13,107,862	13,420,975
FNMA UMBS, 20 Year
Pool # MA1338, 3.00%, 2/1/2033	661,620	628,693
Pool # MA1401, 3.00%, 4/1/2033	260,021	247,952
Pool # MA1490, 3.00%, 7/1/2033	867,988	826,059
FNMA UMBS, 30 Year
Pool # 995724, 6.00%, 4/1/2039	119,140	124,746
Pool # AD0588, 5.00%, 12/1/2039	556,328	563,421
Pool # AD9721, 5.50%, 8/1/2040	160,966	162,553
Pool # BM3048, 4.00%, 10/1/2042	2,691,307	2,601,848
Pool # AS4592, 4.00%, 2/1/2045	4,832,546	4,605,058
Pool # BM5560, 4.00%, 1/1/2046	3,002,960	2,899,150
Pool # CA0411, 4.00%, 9/1/2047	2,971,722	2,860,040

15

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # CA2489, 4.50%, 10/1/2048	516,309	506,137
Pool # BP7345, 3.00%, 6/1/2050	5,908,258	5,212,731
Pool # BQ7436, 3.00%, 9/1/2051	3,676,042	3,216,184
Pool # BQ7454, 3.00%, 12/1/2051	5,486,564	4,809,159
Pool # FS2898, 4.50%, 9/1/2052	4,811,698	4,647,457
Pool # CB4630, 5.50%, 9/1/2052	6,885,606	6,976,998
Pool # FS3051, 5.00%, 10/1/2052	3,131,543	3,155,632
Pool # CB4839, 5.50%, 10/1/2052	3,216,705	3,241,698
Pool # CB5027, 5.50%, 11/1/2052	6,351,500	6,396,713
Pool # CB8709, 6.00%, 6/1/2054	5,170,483	5,265,453
Pool # BU5096, 6.00%, 9/1/2054	4,745,660	4,860,245
Pool # CB9991, 6.00%, 2/1/2055	14,974,014	15,373,302
FNMA, Other
Pool # BK7908, 4.00%, 11/1/2048	252,944	236,997
Pool # BF0769, 4.50%, 9/1/2063	4,837,887	4,677,199
GNMA II, 30 Year Pool # CG5224, 3.50%, 8/20/2051	8,429,695	7,634,192
GNMA II, Other Pool # 787496, 6.00%, 7/20/2064	3,813,202	3,854,207
Total Mortgage-Backed Securities (Cost $154,671,328)		147,617,964
Commercial Mortgage-Backed Securities — 7.5%
20 Times Square Trust Series 2018-20TS, Class A, 3.10%, 5/15/2035 (a) (b)	1,694,940	1,568,350
BANK Series 2021-BN35, Class A2, 1.87%, 6/15/2064	2,650,000	2,454,720
Bayview Commercial Asset Trust
Series 2005-2A, Class A2, 4.96%, 8/25/2035 (a) (b)	311,558	301,378
Series 2005-2A, Class M1, 5.08%, 8/25/2035 (a) (b)	62,225	59,859
Series 2007-3, Class A2, 4.87%, 7/25/2037 (a) (b)	287,623	270,341
BBCMS Mortgage Trust Series 2020-C7, Class A2, 2.02%, 4/15/2053	938,801	892,415
BBCMS Trust Series 2015-VFM, Class A1, 2.47%, 3/10/2036 (a)	360,656	354,137
BHMS Series 2018-ATLS, Class A, 5.86%, 7/15/2035 (a) (b)	6,000,000	5,994,415
BX
Series 2021-MFM1, Class A, 5.13%, 1/15/2034 (a) (b)	1,523,987	1,520,653
Series 2024-PALM, Class A, 5.85%, 6/15/2037 (a) (b)	4,326,923	4,330,980
BX Trust
Series 2021-BXMF, Class A, 5.06%, 10/15/2026 (a) (b)	6,464,208	6,431,887
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2021-LBA, Class AJV, 5.23%, 2/15/2036 (a) (b)	6,500,000	6,491,875
COMM Mortgage Trust Series 2024-CBM, Class A1, 5.66%, 12/10/2041 (a) (b)	7,000,000	7,068,939
FHLMC, Multi-Family Structured Credit Risk Series 2021-MN1, Class M1, 6.35%, 1/25/2051 (a) (b)	129,860	129,317
FHLMC, Multi-Family Structured Pass-Through Certificates
Series Q007, Class APT2, 7.40%, 10/25/2047 (b)	790,788	789,255
Series Q013, Class APT1, 3.92%, 5/25/2050 (b)	1,798,472	1,794,161
FREMF Mortgage Trust
Series 2017-K68, Class B, 3.84%, 10/25/2049 (a) (b)	2,000,000	1,951,937
Series 2017-K64, Class B, 4.00%, 5/25/2050 (a) (b)	5,000,000	4,917,704
ILPT Commercial Mortgage Trust Series 2022-LPF2, Class A, 6.56%, 10/15/2039 (a) (b)	3,000,000	3,003,747
OAKST Commercial Mortgage Trust Series 2023-NLP, Class A, 6.09%, 3/15/2040 (a) (b)	2,000,000	2,033,554
One Bryant Park Trust Series 2019-OBP, Class A, 2.52%, 9/15/2054 (a)	5,000,000	4,465,652
ONE Mortgage Trust Series 2021-PARK, Class A, 5.13%, 3/15/2036 (a) (b)	7,000,000	6,917,078
ROCK Trust Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (a)	2,380,000	2,414,586
SDR Commercial Mortgage Trust Series 2024-DSNY, Class A, 5.70%, 5/15/2039 (a) (b)	5,000,000	5,001,563
SMR Mortgage Trust Series 2022-IND, Class A, 5.96%, 2/15/2039 (a) (b)	7,325,417	7,252,975
STWD Mortgage Trust (Cayman Islands) Series 2021-LIH, Class B, 6.08%, 11/15/2036 (a) (b)	2,300,000	2,289,233
Wells Fargo Commercial Mortgage Trust Series 2021-SAVE, Class A, 5.68%, 2/15/2040 (a) (b)	1,371,219	1,375,058
Total Commercial Mortgage-Backed Securities (Cost $82,984,357)		82,075,769
Corporate Bonds — 5.7%
Banks — 3.4%
Bank of America Corp. (SOFR + 0.83%), 5.18%, 1/24/2029 (e)	5,000,000	5,007,500
BNP Paribas SA (France) (SOFR + 1.00%), 1.32%, 1/13/2027 (a) (e)	6,470,000	6,289,083

16

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Huntington National Bank (The) (SOFR + 0.72%), 5.05%, 4/12/2028 (e)	4,000,000	4,004,372
Morgan Stanley Bank NA (SOFR + 0.90%), 5.26%, 1/12/2029 (e)	5,000,000	5,026,250
Standard Chartered plc (United Kingdom) (SOFR + 1.24%), 5.60%, 1/21/2029 (a) (e)	5,000,000	5,034,800
Sumitomo Mitsui Financial Group, Inc. (Japan) 0.95%, 1/12/2026	2,900,000	2,815,661
Truist Financial Corp. 1.20%, 8/5/2025	4,000,000	3,941,999
Wells Fargo & Co. (SOFR + 0.78%), 5.13%, 1/24/2028 (e)	5,000,000	5,007,050
		37,126,715
Capital Markets — 0.9%
Deutsche Bank AG (Germany) (SOFR + 1.21%), 5.57%, 1/10/2029 (e)	5,000,000	5,012,373
Goldman Sachs Group, Inc. (The) (SOFR + 1.08%), 5.44%, 1/28/2031 (e)	5,000,000	5,040,344
		10,052,717
Diversified Telecommunication Services — 0.4%
AT&T, Inc. 1.65%, 2/1/2028	4,335,000	3,996,573
Independent Power and Renewable Electricity Producers — 0.1%
Southern Power Co. 0.90%, 1/15/2026	1,780,000	1,722,135
Insurance — 0.5%
Protective Life Global Funding 1.17%, 7/15/2025 (a)	5,190,000	5,122,555
Machinery — 0.4%
Daimler Truck Finance North America LLC (Germany) (SOFR + 0.84%), 5.22%, 1/13/2028 (a) (e)	5,000,000	5,008,061
Total Corporate Bonds (Cost $63,671,646)		63,028,756
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 7.1%
Investment Companies — 7.1%
JPMorgan Prime Money Market Fund Class IM Shares, 4.43% (f) (g) (Cost $78,473,586)	78,456,359	78,487,741
Total Investments — 100.9% (Cost $1,124,888,938)		1,111,191,849
Liabilities in Excess of Other Assets — (0.9)%		(9,632,312)
NET ASSETS — 100.0%		1,101,559,537

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
CLO	Collateralized Loan Obligations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of
February 28, 2025. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying
mortgages of these securities increase, the yield on these
securities increases.

REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities

‡	Value determined using significant unobservable inputs.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.

17

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
(b)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and
prepayments on the underlying pool of assets. The interest rate shown is the current rate as of February 28, 2025.

(c)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future
contingent upon a predetermined trigger. The interest rate shown is the current rate as of February 28, 2025.

(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2025.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of February 28, 2025.

18

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — 87.8%
Arizona — 4.2%
Arizona Board of Regents, Stimulus Plan For Economic and Educational Development Series 2024, Rev., 5.00%, 8/1/2043 (a)	1,060,000	1,155,709
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC Series 2022A, Rev., 5.00%, 11/1/2037 (a)	900,000	989,795
Arizona Industrial Development Authority, KIPP NYC Public Charter Schools Jerome Facility Project Series 2021 B, Rev., 4.00%, 7/1/2041 (a)	1,000,000	962,409
Glendale Union High School District No. 205, Arizona School Improvement Project of 2024 Series 2024A, GO, AGC, 5.00%, 7/1/2040 (a)	1,325,000	1,484,901
Industrial Development Authority of the County of Pima (The), La Posada at Pusch Ridge Project Series 2022B-3, Rev., 5.13%, 11/15/2029 (a) (b)	750,000	752,155
Maricopa County Industrial Development Authority, Arizona Autism Charter School Project Series 2021A, Rev., 4.00%, 7/1/2041 (a) (b)	1,100,000	991,721
Maricopa County Industrial Development Authority, Banner Health Series A, Rev., 4.00%, 1/1/2041 (a)	4,450,000	4,452,364
Total Arizona		10,789,054
California — 8.4%
California Community Choice Financing Authority, Clean Energy Project
Series 2023B-1, Rev., 5.00%, 8/1/2029 (a) (c)	1,090,000	1,156,967
Series 2024 A, Rev., 5.00%, 4/1/2032 (a) (c)	2,000,000	2,154,421
Series 2024 D, Rev., 5.00%, 9/1/2032 (a) (c)	2,010,000	2,188,783
Series 2024 H, Rev., 5.00%, 8/1/2033 (a) (c)	2,000,000	2,203,604
California Health Facilities Financing Authority, Adventist Health System Series 2024A, Rev., 5.00%, 12/1/2034 (a)	1,000,000	1,107,946
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project
Series 2020 A-4, Rev., AMT, 8.00%, 3/4/2025 (a) (b) (c)	1,000,000	1,032,888
Series 2025A, Rev., AMT, 9.50%, 1/1/2035 (b) (c) (d)	2,000,000	2,028,742
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

California — continued
California Infrastructure and Economic Development Bank, California Academy of Science Series 2024A, Rev., 3.25%, 8/1/2029 (a)	2,000,000	2,002,085
California Infrastructure and Economic Development Bank, Segerstrom Center for the Arts Series 2024, Rev., 5.00%, 1/1/2032 (a)	1,000,000	1,124,047
California Pollution Control Financing Authority, Poseidon Resources Channelside LP Desalination Project
Rev., AMT, 5.00%, 7/1/2036 (a) (b)	250,000	270,547
Rev., AMT, 5.00%, 7/1/2037 (a) (b)	1,100,000	1,187,269
California Public Finance Authority, Senior Living The James Series 2024A, Rev., 6.38%, 6/1/2059 (a) (b)	1,000,000	969,197
California School Finance Authority, Green Dot Public Schools Project Series 2022A, Rev., 5.00%, 8/1/2032 (a) (b)	325,000	340,501
California School Finance Authority, Kipp SoCal Public Schools Series 2019A, Rev., 5.00%, 7/1/2039 (a) (b)	500,000	519,440
Los Angeles Department of Water and Power System Series 2017A, Rev., 4.00%, 7/1/2047 (a)	1,000,000	984,921
Los Angeles Department of Water and Power Water System Series 2018 B, Rev., 5.00%, 7/1/2029 (a)	1,000,000	1,061,038
San Joaquin Valley Clean Energy Authority Series 2025A, Rev., 5.50%, 7/1/2035 (a) (c)	1,000,000	1,140,407
Total California		21,472,803
Colorado — 1.8%
Colorado Health Facilities Authority, Adventist Health System Series 2024 A-1, Rev., 5.00%, 11/15/2029 (a) (c)	1,000,000	1,081,761
Colorado Housing and Finance Authority, Single Family Mortgage Series 2023L, Class III, Rev., GNMA COLL, 5.75%, 11/1/2053 (a)	2,275,000	2,440,176
Dominion Water and Sanitation District
Rev., 5.00%, 12/1/2027 (a)	586,000	594,538
Rev., 5.25%, 12/1/2032 (a)	500,000	518,220
Total Colorado		4,634,695
Connecticut — 0.4%
Stamford Housing Authority, The Dogwoods Project, Rev., BAN, 11.00%, 12/1/2027 (a) (b)	1,000,000	978,744

19

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
District of Columbia — 1.1%
Washington Metropolitan Area Transit Authority Dedicated Series 2023A, Rev., 5.00%, 7/15/2048 (a)	1,170,000	1,252,702
Washington Metropolitan Area Transit Authority Dedicated, Sustainability Climate Transition Bonds Series 2024 A, Rev., 4.38%, 7/15/2059 (a)	1,555,000	1,555,613
Total District of Columbia		2,808,315
Florida — 7.8%
County of Miami-Dade Water and Sewer System Series 2024A, Rev., 5.25%, 10/1/2054 (a)	1,000,000	1,087,770
County of Miami-Dade, Transit System Series 2022, Rev., 5.00%, 7/1/2049 (a)	1,000,000	1,056,964
Florida Atlantic University Finance Corp., Student Housing Project Series 2024, Rev., 5.00%, 7/1/2049 (a)	1,000,000	1,056,922
Florida Development Finance Corp., Brightline Florida Passenger Rail Project
Series 2024, Rev., AMT, 5.00%, 7/1/2041 (a)	1,000,000	1,014,775
Series 2024, Rev., AMT, 5.50%, 7/1/2053 (a)	250,000	256,983
Florida Development Finance Corp., Central Charter School Project Series 2022, Rev., 5.63%, 8/15/2042 (a) (b)	1,515,000	1,498,723
Florida Development Finance Corp., GFL Solid Waste Southeast LLC Project Series 2024A, Rev., AMT, 4.38%, 10/1/2031 (a) (b) (c)	1,000,000	1,011,457
Florida Development Finance Corp., Idea Florida, Inc., Jacksonville IV Project, Rev., 5.25%, 6/15/2029 (a) (b)	1,000,000	1,006,690
Lee County Industrial Development Authority Series 2019 A-1, Rev., 5.00%, 4/1/2036 (a)	1,235,000	1,306,170
Lee County School Board (The) Series 2023A, COP, 5.00%, 8/1/2042 (a)	2,715,000	2,926,304
Miami-Dade County Educational Facilities Authority Series 2024 A, Rev., 5.00%, 4/1/2037 (a)	1,000,000	1,143,707
Middleton Community Development District A, City of Wildwood, Florida Special Assessment, 5.85%, 5/1/2037 (a)	500,000	537,605
Orange County Health Facilities Authority, Orlando Health Obligated Group Series 2025A, Rev., 5.25%, 10/1/2056 (a)	2,000,000	2,132,938
Palm Beach County Health Facilities Authority, Jupiter Medical Center Series 2022, Rev., 5.00%, 11/1/2047 (a)	500,000	510,688
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Florida — continued
Palm Beach County School District Series 2023A, COP, 5.00%, 8/1/2040 (a)	2,865,000	3,141,518
Village Community Development District No. 15, 4.25%, 5/1/2028 (a) (b)	350,000	353,406
Total Florida		20,042,620
Georgia — 3.1%
City of Atlanta Water and Wastewater Series 2024, Rev., 5.00%, 11/1/2041 (a)	1,000,000	1,119,563
Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Inc., Project, Rev., RAN, 5.00%, 10/15/2030 (a)	1,000,000	1,103,354
Georgia Housing and Finance Authority Series 2024 A, Rev., 5.00%, 12/1/2042 (a)	1,250,000	1,332,505
Main Street Natural Gas, Inc., Gas Supply
Series 2022B, Rev., 5.00%, 6/1/2029 (a) (c)	2,050,000	2,142,267
Series 2024B, Rev., 5.00%, 3/1/2032 (a) (c)	1,000,000	1,076,631
Metropolitan Atlanta Rapid Transit Authority, Sales Tax Series 2024 B, Rev., 5.00%, 7/1/2041 (a)	1,000,000	1,122,085
Total Georgia		7,896,405
Idaho — 0.4%
Idaho Health Facilities Authority, St. Luke's Health System Project Series 2025 B, Rev., 5.00%, 3/1/2032 (a) (c)	1,000,000	1,099,654
Illinois — 3.2%
City of Aurora, Single Family Mortgage
Series 2007B, Rev., GNMA / FNMA / FHLMC, 5.45%, 12/1/2039 (a)	34,383	34,632
Series 2007-A, Rev., AMT, GNMA / FNMA / FHLMC, 5.50%, 12/1/2039 (a)	42,224	42,716
City of Chicago Waterworks, Second Lien Series 2001, Rev., AMBAC, 5.75%, 11/1/2030 (a)	1,000,000	1,074,027
City of Chicago, Waterworks, Second Lien
Series 2023B, Rev., AGM, 5.00%, 11/1/2035 (a)	500,000	554,280
Series 2023B, Rev., AGM, 5.00%, 11/1/2039 (a)	1,500,000	1,633,930
Illinois Finance Authority, Lake Forest College Series 2022A, Rev., 5.50%, 10/1/2039 (a)	380,000	402,231
Illinois Finance Authority, University of Chicago Series 2024 A, Rev., 5.00%, 4/1/2032 (a)	1,125,000	1,270,695
Illinois Housing Development Authority Series 2024 A, Rev., GNMA / FNMA / FHLMC, 6.00%, 10/1/2054 (a)	960,000	1,042,046

20

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Illinois — continued
University of Illinois Auxiliary Facilities System Series 2024A, Rev., 5.25%, 4/1/2043 (a)	1,000,000	1,104,200
Will County School District No. 86 Joliet Series 2024, GO, 5.00%, 3/1/2042 (a)	1,000,000	1,062,333
Total Illinois		8,221,090
Indiana — 1.4%
City of Goshen, Multi-Family, Green Oaks of Goshen Project Series 2021A, Rev., 5.00%, 8/1/2041 (a) (b)	500,000	441,123
City of Jeffersonville, Vivera Senior Living of Jeffersonville Project Series 2020A, Rev., 4.75%, 11/1/2030 (a) (b)	495,000	476,590
Indiana Finance Authority, CHF-Tippecanoe LLC-Student Housing Project Series 2023A, Rev., 5.00%, 6/1/2053 (a)	150,000	152,133
Indiana Finance Authority, CWA Authority Project Series 2021-1, Rev., 5.00%, 10/1/2034 (a)	1,000,000	1,117,911
IPS Multi-School Building Corp., Ad Valorem Property Tax First Mortgage Series 2024, Rev., 5.00%, 1/15/2026 (a)	1,350,000	1,376,265
Total Indiana		3,564,022
Iowa — 0.7%
Iowa Finance Authority, Senior Living Facility, Sunrise Retirement Community Project
Rev., 5.00%, 9/1/2028 (a)	195,000	192,056
Rev., 5.00%, 9/1/2030 (a)	110,000	107,233
Rev., 5.00%, 9/1/2031 (a)	105,000	101,733
Rev., 5.00%, 9/1/2036 (a)	445,000	415,252
Iowa Student Loan Liquidity Corp., Student Loan Series 2015A, Rev., AMT, 5.00%, 12/1/2025 (a)	1,000,000	1,013,823
Total Iowa		1,830,097
Kentucky — 1.0%
County of Knott, Solid Waste Water Project Series 2024, Rev., AMT, 4.00%, 4/1/2025 (a) (b) (c)	1,000,000	1,000,286
Kentucky Public Energy Authority, Gas Supply Series 2024A, Rev., 5.00%, 7/1/2030 (a) (c)	1,000,000	1,059,395
University of Kentucky, Healthcare Cancer Center Parking Projects, Rev., 5.00%, 10/1/2025 (a)	555,000	561,993
Total Kentucky		2,621,674
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Louisiana — 1.6%
Louisiana Housing Corp., Single Family Mortgage Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.00%, 6/1/2055 (d)	1,000,000	1,104,580
Louisiana Public Facilities Authority, Mentorship Steam Academy Project
Series 2021A, Rev., 5.00%, 6/1/2036 (a) (b)	385,000	371,686
Series 2021A, Rev., 5.00%, 6/1/2042 (a) (b)	440,000	404,372
Louisiana Public Facilities Authority, Tulane University of Louisiana Project Series 2020 A, Rev., 5.00%, 4/1/2045 (a)	2,000,000	2,097,096
Total Louisiana		3,977,734
Maryland — 0.5%
Washington Suburban Sanitary Commission, Maryland Montgomery and Prince George's Counties Maryland Consolidated Public Improvement Series 2024, Rev., GTD, 4.00%, 6/1/2044	1,225,000	1,215,767
Michigan — 2.7%
City of Detroit, Unlimited Tax
Series 2021A, GO, 5.00%, 4/1/2033 (a)	770,000	831,724
Series 2023A, GO, 6.00%, 5/1/2039 (a)	3,225,000	3,708,689
Karegnondi Water Authority, Water Supply System Series 2024, Rev., 5.00%, 11/1/2040 (a)	1,250,000	1,397,869
Michigan Finance Authority, Trinity Health Credit Group Series 2013MI-4, Rev., 4.00%, 12/1/2038 (a)	1,000,000	1,001,478
Total Michigan		6,939,760
Minnesota — 1.7%
Minneapolis-St. Paul Housing Finance Board, Single Family Mortgage, City Living Home Programs Series 2007A-2, Rev., GNMA / FNMA / FHLMC, 5.52%, 3/1/2041 (a)	85,000	84,945
Minnesota Housing Finance Agency Series 2022M, Rev., GNMA / FNMA / FHLMC COLL, 6.00%, 1/1/2053 (a)	1,115,000	1,193,542
Minnesota Housing Finance Agency, Non Profit Housing, State Appropriation
Rev., 5.25%, 8/1/2025 (a)	1,070,000	1,071,858
Rev., 5.25%, 8/1/2026 (a)	825,000	826,481
Minnesota Housing Finance Agency, Residential Housing Series 2024 O, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2055 (a)	1,000,000	1,125,132
Total Minnesota		4,301,958

21

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Missouri — 2.1%
Health and Educational Facilities Authority of the State of Missouri, Mercy Health Series 2018A, Rev., 5.00%, 6/1/2031 (a)	1,000,000	1,067,580
Missouri Housing Development Commission, Single Family, First Place Homeownership Loan Program Series 2024 A, Rev., GNMA / FNMA / FHLMC, 5.75%, 5/1/2055 (a)	960,000	1,050,793
Missouri State Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Series 2015 B, Rev., 5.00%, 7/1/2026 (a)	2,000,000	2,014,949
Orchard Farm R-V School District, Missouri Direct Deposit Program Series 2024A, GO, 5.75%, 3/1/2041 (a)	1,000,000	1,182,901
Total Missouri		5,316,223
Nebraska — 0.4%
Nebraska Investment Finance Authority, Single Family Housing Series 2024G, Rev., GNMA / FNMA / FHLMC, 6.00%, 9/1/2054 (a)	1,000,000	1,116,649
New Hampshire — 0.4%
City of Manchester, School Facilities, Rev., NATL - RE, 5.50%, 6/1/2027 (a)	900,000	956,305
New Jersey — 0.2%
Camden County Improvement Authority (The), Camden Prep High School Project, Rev., 5.00%, 7/15/2042 (a) (b)	590,000	600,862
New York — 11.3%
Build NYC Resource Corp., Grand Concourse Academy Charter School Series 2022A, Rev., 3.40%, 7/1/2027 (a)	185,000	183,936
Build NYC Resource Corp., Kipp NYC Public School Facilities - Canal West Project, Rev., 5.00%, 7/1/2029 (a)	460,000	488,018
Build NYC Resource Corp., The Young Men's and Women's Hebrew Association Project Series 2024, Rev., 5.00%, 12/1/2027 (a)	1,000,000	1,055,742
Camden Central School District, GO, BAN, 4.50%, 6/26/2025 (a)	1,000,000	1,004,187
Gloversville Enlarged School District, GO, BAN, 4.50%, 6/26/2025 (a)	1,000,000	1,004,380
Long Island Power Authority Series 2023E, Rev., 5.00%, 9/1/2048 (a)	1,000,000	1,072,899
Metropolitan Transportation Authority
Series 2024B, Rev., 5.00%, 11/15/2041 (a)	1,000,000	1,094,069
Series 2024B, Rev., 5.00%, 11/15/2042 (a)	1,000,000	1,084,384
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

New York — continued
Monroe County Industrial Development Corp., Academy of Health Sciences Charter School Project Series 2022A, Rev., 5.00%, 7/1/2032 (a) (b)	250,000	257,582
New York City Municipal Water Finance Authority, Second General Resolution Series 2025 BB, Rev., 5.00%, 6/15/2048	1,000,000	1,071,580
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2023 Series 2023, Subseries B-1, Rev., VRDO, LIQ : Mizuho Bank Ltd., 1.50%, 3/3/2025 (a) (c)	6,500,000	6,500,000
New York State Dormitory Authority, Brooklyn Law School Series 2019 A, Rev., 5.00%, 7/1/2033 (a)	1,000,000	1,044,289
New York State Dormitory Authority, New York University Series 2024, Rev., 5.25%, 7/1/2049 (a)	2,400,000	2,541,951
New York State Dormitory Authority, Pace University Series 2024 A, Rev., 5.25%, 5/1/2040 (a)	425,000	474,046
New York State Environmental Facilities Corp., State Revolving Funds, Master Financing Program
Series 2025 A, Rev., 5.00%, 9/15/2050 (a)	1,000,000	1,082,318
Series 2025 A, Rev., 5.00%, 9/15/2054 (a)	1,000,000	1,079,201
New York Transportation Development Corp., JFK International Airport New Terminal One Project Series 2023, Rev., AMT, AGM, 5.00%, 6/30/2049 (a)	2,000,000	2,061,892
Northeastern Clinton Central School District, GO, BAN, 4.50%, 6/26/2025 (a)	1,000,000	1,004,541
Saratoga County Capital Resource Corp., Skidmore College Project Series 2020 A, Rev., 5.00%, 7/1/2045 (a)	2,145,000	2,252,180
Sherburne Earlville Central School District, GO, BAN, 4.50%, 7/18/2025 (a)	1,000,000	1,005,066
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels, TBTA Capital Lockbox Series 2025 A, Rev., 5.00%, 12/1/2050 (a)	1,500,000	1,594,620
Total New York		28,956,881
North Carolina — 2.1%
City of Charlotte Water and Sewer System Series 2022A, Rev., 5.00%, 7/1/2030 (a)	3,000,000	3,349,098
North Carolina Housing Finance Agency, Homeownership Series 55-C, Rev., GNMA / FNMA / FHLMC, 3.20%, 1/15/2026 (a) (c)	2,000,000	2,001,052
Total North Carolina		5,350,150

22

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Ohio — 3.5%
American Municipal Power, Inc., Solar Electricity Prepayment Project Series 2019A, Rev., 5.00%, 2/15/2035 (a)	825,000	876,703
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project Series 2023, Rev., 5.00%, 12/1/2028 (a) (b) (c)	1,000,000	1,017,436
Lakota Local School District Series 2005, GO, NATL - RE, 5.25%, 12/1/2025 (a)	1,500,000	1,528,042
Northeast Ohio Medical University Series 2022, Rev., 5.00%, 12/1/2037 (a)	1,100,000	1,184,925
Ohio Water Development Authority, Water Pollution Control Loan Fund Series 2024A, Rev., 5.00%, 12/1/2043 (a)	1,000,000	1,103,553
State of Ohio, Children's Hospital Medical Center of Akron Series 2024 B, Rev., 5.00%, 8/15/2032 (a) (c)	1,000,000	1,107,828
University of Cincinnati Series 2024A, Rev., 5.25%, 6/1/2049 (a)	2,000,000	2,170,682
Total Ohio		8,989,169
Oklahoma — 2.1%
Oklahoma Housing Finance Agency, Home Ownership Loan Program Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.25%, 9/1/2056 (a)	1,000,000	1,132,828
Oklahoma Water Resources Board, State Loan Program
Series 2024B, Rev., 5.25%, 10/1/2044 (a)	2,000,000	2,166,546
Series 2021D, Rev., 4.00%, 10/1/2046 (a)	2,035,000	2,036,901
Total Oklahoma		5,336,275
Oregon — 1.0%
Multnomah and Clackamas Counties School District No. 10JT Gresham-Barlow Series B, GO, Zero Coupon, 6/15/2035 (a)	1,000,000	645,556
Oregon Health and Science University Series 2021 A, Rev., 3.00%, 7/1/2051 (a)	2,645,000	1,985,693
Total Oregon		2,631,249
Other — 0.3%
Multi-Family Housing, Bond Pass-Through Certificates, Grand Reserve Apartments Series 8, Rev., 5.95%, 11/1/2035 (a) (c)	770,000	770,453
Pennsylvania — 2.4%
Bucks County Water and Sewer Authority Series 2022A, Rev., AGM, 5.00%, 12/1/2038 (a)	525,000	587,463
Northampton County General Purpose Authority, St. Luke's Hospital Obligated Group Series 2024A-1, Rev., AGM, 5.00%, 8/15/2049 (a)	2,000,000	2,106,407
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pennsylvania — continued
Pennsylvania Economic Development Financing Authority, Presbyterian Senior Living Homes Series 2021, Rev., 4.00%, 7/1/2046 (a)	750,000	686,540
Pennsylvania Housing Finance Agency, Single Family Mortgage Series 2024-145A, Rev., 6.00%, 10/1/2054 (a)	1,000,000	1,091,074
Philadelphia Energy Authority (The), Philadelphia Street Lighting Project Series 2023A, Rev., 5.00%, 11/1/2043 (a)	750,000	807,893
Redevelopment Authority of the City of Philadelphia, Service Agreement Series 2024 B, Rev., 5.00%, 9/1/2042 (a)	850,000	918,749
Total Pennsylvania		6,198,126
South Carolina — 0.8%
South Carolina Jobs-Economic Development Authority Series 2025, Rev., FHLMC COLL, 4.00%, 3/12/2025 (c) (d)	2,000,000	2,000,980
South Dakota — 0.9%
South Dakota Housing Development Authority
Series 2024C, Rev., GNMA / FNMA / FHLMC, 6.25%, 11/1/2055 (a)	1,000,000	1,126,035
Series 2025 A, Rev., GNMA / FNMA / FHLMC, 6.50%, 11/1/2055 (a)	1,000,000	1,148,074
Total South Dakota		2,274,109
Tennessee — 1.7%
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Blakeford at Green Hills Series 2020A, Rev., 4.00%, 11/1/2038 (a)	1,305,000	1,236,209
Shelby County Health Educational and Housing Facilities Board, Baptism Memorial Health Obligated Group Series 2024B, Rev., 5.00%, 9/1/2029 (a) (c)	1,000,000	1,060,468
Shelby County Health Educational and Housing Facilities Board, Madrone Memphis Student Housing I, LLC- University of Memphis Project Series 2024 A-1, Rev., 5.00%, 6/1/2044 (a) (b)	1,250,000	1,264,097
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project Series 2019A, Rev., 5.75%, 10/1/2059 (a)	1,000,000	694,015
Total Tennessee		4,254,789
Texas — 7.6%
City of Houston Airport System, United Airlines, Inc., Terminal Improvement Projects Series 2024B, Rev., AMT, 5.25%, 7/15/2033 (a)	650,000	696,288

23

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Collin County Community College District, GO, 4.00%, 8/15/2042 (a)	1,500,000	1,498,441
Denton Independent School District, Unlimited Tax
Series 2023, GO, PSF-GTD, 5.00%, 8/15/2041 (a)	1,055,000	1,165,231
Series 2023, GO, PSF-GTD, 5.00%, 8/15/2043 (a)	1,250,000	1,362,454
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System Series 2020C-3, Rev., 5.00%, 12/1/2026 (a) (c)	2,000,000	2,066,305
Midland Independent School District Series 2024, GO, PSF-GTD, 4.00%, 2/15/2054 (a)	1,000,000	954,428
Plano Independent School District, Unlimited Tax, GO, PSF-GTD, 5.00%, 2/15/2029 (a)	1,000,000	1,086,804
San Antonio Water System, Junior Lien Series 2024B, Rev., 5.00%, 5/15/2030 (a)	1,000,000	1,105,711
Tarrant Regional Water District Water Supply System Series 2024, Rev., 5.00%, 3/1/2041 (a)	1,000,000	1,116,595
Texas A&M University Series 2024A, Rev., 5.00%, 5/15/2040 (a)	2,000,000	2,260,465
Texas Municipal Gas Acquisition and Supply Corp. V Gas supply Series 2024, Rev., 5.00%, 1/1/2034 (a) (c)	1,000,000	1,080,052
Texas Water Development Board, State Water Implementation Fund Series 2019A, Rev., 4.00%, 10/15/2044 (a)	3,000,000	2,929,911
Via Metropolitan Transit Advanced Transportation District Sales Tax
Series 2024, Rev., 5.00%, 8/1/2029 (a)	1,000,000	1,089,430
Series 2024, Rev., 5.00%, 8/1/2049 (a)	1,000,000	1,072,620
Total Texas		19,484,735
Utah — 0.9%
Utah Associated Municipal Power Systems, Horse Butte Wind Project Series 2017B, Rev., 5.00%, 9/1/2033 (a)	1,700,000	1,779,611
Utah Charter School Finance Authority, Wallace Stegner Academy Series 2022A, Rev., 5.63%, 6/15/2042 (a) (b)	400,000	407,937
Total Utah		2,187,548
Vermont — 0.9%
Vermont Student Assistance Corp., Education Loan Series 2016A, Rev., AMT, 5.00%, 6/15/2025 (a)	2,150,000	2,159,944
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Virginia — 1.0%
Hampton Roads Sanitation District Series 2024 A, Rev., 5.00%, 11/1/2037 (a)	1,275,000	1,481,983
Virginia Small Business Financing Authority, Environmental Facilities Pure Salmon Virginia LLC Project, Rev., AMT, 4.00%, 11/20/2025 (a) (c)	1,000,000	1,000,810
Total Virginia		2,482,793
Washington — 4.4%
County of King Sewer
Series 2016A, Rev., 4.00%, 7/1/2039 (a)	1,000,000	1,001,657
Series 2016A, Rev., 4.00%, 7/1/2041 (a)	1,000,000	996,254
FYI Properties, State of Washington District Project, Rev., 5.00%, 6/1/2039 (a)	5,000,000	5,210,122
Vancouver Housing Authority Series 2025, Rev., 4.25%, 2/1/2038	2,000,000	1,998,556
Washington State Housing Finance Commission, Radford Court and Nordheim Court Series 2024, Rev., 5.50%, 7/1/2049 (a)	1,000,000	1,074,515
Washington State Housing Finance Commission, Seattle Academy Of Arts and Science Project
Series 2023, Rev., 5.00%, 7/1/2028 (a) (b)	250,000	259,471
Series 2023, Rev., 5.13%, 7/1/2033 (a) (b)	740,000	799,099
Total Washington		11,339,674
West Virginia — 0.2%
West Virginia Hospital Finance Authority, University Health System Series 2023 A, Rev., 5.00%, 6/1/2040 (a)	505,000	549,287
Wisconsin — 3.6%
Public Finance Authority, Ripple Ranch, LLC Obligate Series 2021A, Rev., 5.25%, 12/1/2051 (a) (b)	200,000	132,483
Public Finance Authority, Senior Lien, Rev., AMT, 5.75%, 7/1/2049 (a)	1,000,000	1,075,705
Washington Health Care Facilities Authority, Fred Hutchinson Cancer Research Center Series 2024A, Rev., 5.00%, 4/1/2035 (a)	1,000,000	1,148,998
Wisconsin Health and Educational Facilities Authority, Aspirus, Inc., Obligated Group
Rev., 5.25%, 8/15/2050 (d)	1,000,000	1,075,246
Rev., 4.38%, 8/15/2055 (d)	1,000,000	964,127
Wisconsin Health and Educational Facilities Authority, Franciscan Sisters of Christian Charity Sponsored Ministries, Inc. Series 2017A, Rev., 5.00%, 9/1/2027 (a) (e)	785,000	825,948
Wisconsin Health and Educational Facilities Authority, Milwaukee Regional Medical Center Thermal Service, Rev., 5.00%, 4/1/2035 (a)	1,165,000	1,231,263

24

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Wisconsin — continued
Wisconsin Housing and Economic Development Authority Home Ownership
Series 2024 A, Rev., GNMA / FNMA / FHLMC, 6.00%, 9/1/2054 (a)	995,000	1,080,343
Series 2024 C, Rev., GNMA / FNMA / FHLMC, 6.00%, 3/1/2055 (a)	1,500,000	1,649,332
Total Wisconsin		9,183,445
Total Municipal Bonds (Cost $222,908,029)		224,534,038
	NO. OF CONTRACTS
Options Purchased — 0.0% ^
Put Options Purchased — 0.0% ^
U.S. Treasury 5 Year Note
3/7/2025 at USD 107.00, American Style
Notional Amount: USD 13,600,000
Counterparty: Exchange-Traded * (Cost $4,250)	136	2,040
	SHARES
Short-Term Investments — 15.1%
Investment Companies — 15.1%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.59% (f) (g) (Cost $38,539,515)	38,537,150	38,541,004
Total Investments — 102.9% (Cost $261,451,794)		263,077,082
Liabilities in Excess of Other Assets — (2.9)%		(7,453,592)
NET ASSETS — 100.0%		255,623,490

Percentages indicated are based on net assets.

Abbreviations
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COLL	Collateral
COP	Certificate of Participation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RAN	Revenue Anticipation Note
RE	Reinsured
Rev.	Revenue
USD	United States Dollar
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 28, 2025.

(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(e)	Security is prerefunded or escrowed to maturity.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of February 28, 2025.

25

STATEMENTS OF ASSETS AND LIABILITIES
AS OF February 28, 2025

	JPMorgan High Yield Municipal ETF	JPMorgan Limited Duration Bond ETF	JPMorgan Sustainable Municipal Income ETF
ASSETS:
Investments in non-affiliates, at value	$186,233,866	$1,032,704,108	$224,534,038
Investments in affiliates, at value	28,048,497	78,487,741	38,541,004
Options purchased, at value	3,330	—	2,040
Cash	62,669	308,604	—
Receivables:
Due from custodian	1,009,617	—	—
Investment securities sold	—	512,030	—
Fund shares sold	—	5,203,079	—
Interest from non-affiliates	2,376,091	2,906,520	2,693,127
Dividends from affiliates	44,288	9,528	54,674
Due from adviser	—	—	6,909
Total Assets	217,778,358	1,120,131,610	265,831,792
LIABILITIES:
Payables:
Investment securities purchased	3,879,117	4,744,228	3,024,430
Investment securities purchased — delayed delivery securities	6,035,800	13,524,989	7,077,510
Accrued liabilities:
Investment advisory fees	17,924	70,271	—
Administration fees	11,236	60,191	14,472
Printing and mailing costs	27,886	61,553	27,180
Custodian and accounting fees	9,000	17,409	16,033
Trustees’ and Chief Compliance Officer’s fees	10	38	13
Other	63,119	93,394	48,664
Total Liabilities	10,044,092	18,572,073	10,208,302
Net Assets	$207,734,266	$1,101,559,537	$255,623,490
NET ASSETS:
Paid-in-Capital	$265,205,008	$1,131,642,018	$274,561,587
Total distributable earnings (loss)	(57,470,742)	(30,082,481)	(18,938,097)
Total Net Assets	$207,734,266	$1,101,559,537	$255,623,490
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	4,050,360	21,173,170	5,056,783
Net asset value, per share	$51.29	$52.03	$50.55
Cost of investments in non-affiliates	$185,296,239	$1,046,415,352	$222,908,029
Cost of investments in affiliates	28,047,603	78,473,586	38,539,515
Cost of options purchased	6,938	—	4,250
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan Exchange-Traded Funds	February 28, 2025

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED February 28, 2025

	JPMorgan High Yield Municipal ETF	JPMorgan Limited Duration Bond ETF	JPMorgan Sustainable Municipal Income ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$7,742,046	$35,188,534	$7,827,856
Interest income from affiliates	258	315	69
Dividend income from affiliates	475,784	3,781,126	755,136
Total investment income	8,218,088	38,969,975	8,583,061
EXPENSES:
Investment advisory fees	624,003	1,636,969	674,026
Administration fees	133,716	613,856	168,512
Custodian and accounting fees	21,871	75,584	49,768
Interest expense to non-affiliates	618	—	381
Interest expense to affiliates	1,281	682	46
Professional fees	108,667	92,936	79,372
Trustees’ and Chief Compliance Officer’s fees	25,864	27,500	25,986
Printing and mailing costs	65,437	111,436	60,112
Registration and filing fees	19,055	63,782	20,077
Other	9,131	13,361	9,241
Total expenses	1,009,643	2,636,106	1,087,521
Less fees waived	(20,725)	(86,447)	(34,850)
Less expense reimbursements	(383,426)	(668,626)	(682,494)
Net expenses	605,492	1,881,033	370,177
Net investment income (loss)	7,612,596	37,088,942	8,212,884
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(4,166,084)	2,245	(4,511,308)
Investments in affiliates	(35)	(8,812)	(822)
Options purchased	(35,953)	—	(22,602)
Futures contracts	397,114	—	239,465
Options written	26,961	—	16,945
Net realized gain (loss)	(3,777,997)	(6,567)	(4,278,322)
Distribution of capital gains received from investment company affiliates	14	—	27
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	8,669,147	15,644,859	4,224,361
Investments in affiliates	34	10,023	1,424
Options purchased	(3,608)	—	(2,210)
Change in net unrealized appreciation/depreciation	8,665,573	15,654,882	4,223,575
Net realized/unrealized gains (losses)	4,887,590	15,648,315	(54,720)
Change in net assets resulting from operations	$12,500,186	$52,737,257	$8,158,164
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	27

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

	JPMorgan High Yield Municipal ETF		JPMorgan Limited Duration Bond ETF
	Year Ended February 28, 2025	Year Ended February 29, 2024 (a)	Year Ended February 28, 2025	Year Ended February 29, 2024 (b)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$7,612,596	$10,089,791	$37,088,942	$37,150,795
Net realized gain (loss)	(3,777,997)	(37,745,886)	(6,567)	(7,684,097)
Distributions of capital gains received from investment company affiliates	14	—	—	—
Change in net unrealized appreciation/depreciation	8,665,573	36,991,223	15,654,882	20,200,239
Change in net assets resulting from operations	12,500,186	9,335,128	52,737,257	49,666,937
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(7,809,152)	(9,444,369)	(35,804,815)	(34,846,845)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	28,083,437	(130,313,072)	357,356,247	(411,237,336)
NET ASSETS:
Change in net assets	32,774,471	(130,422,313)	374,288,690	(396,417,244)
Beginning of period	174,959,795	305,382,108	727,270,847	1,123,688,091
End of period	$207,734,266	$174,959,795	$1,101,559,537	$727,270,847

(a)
JPMorgan High Yield Municipal ETF acquired all of the assets and liabilities of the JPMorgan High Yield Municipal Fund ("Predecessor Fund") in a reorganization that occurred as of the close of business on July 14, 2023. Performance and financial history of the Predecessor Fund’s Class R6 Shares have been adopted by JPMorgan High Yield Municipal ETF and will be used going forward. As a result, the information prior to close of business on July 14, 2023, reflects that of the Predecessor Fund's Class R6 Shares. The Predecessor Fund ceased operations as of the date of the reorganization. See Note 1.
(b)
JPMorgan Limited Duration Bond ETF acquired all of the assets and liabilities of the JPMorgan Limited Duration Bond Fund ("Predecessor Fund") in a reorganization that occurred as of the close of business on July 28, 2023. Performance and financial history of the Predecessor Fund’s Class R6 Shares have been adopted by JPMorgan Limited Duration Bond ETF and will be used going forward. As a result, the information prior to close of business on July 28, 2023, reflects that of the Predecessor Fund's Class R6 Shares. The Predecessor Fund ceased operations as of the date of the reorganization. See Note 1.
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan Exchange-Traded Funds	February 28, 2025

	JPMorgan Sustainable Municipal Income ETF
	Year Ended February 28, 2025	Year Ended February 29, 2024 (a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$8,212,884	$8,169,328
Net realized gain (loss)	(4,278,322)	(9,847,259)
Distributions of capital gains received from investment company affiliates	27	—
Change in net unrealized appreciation/depreciation	4,223,575	13,385,865
Change in net assets resulting from operations	8,158,164	11,707,934
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(8,128,329)	(7,551,058)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	37,867,555	(48,084,330)
NET ASSETS:
Change in net assets	37,897,390	(43,927,454)
Beginning of period	217,726,100	261,653,554
End of period	$255,623,490	$217,726,100

(a)
JPMorgan Sustainable Municipal Income ETF acquired all of the assets and liabilities of the JPMorgan Sustainable Municipal Income Fund ("Predecessor Fund") in a reorganization that occurred as of the close of business on July 14, 2023. Performance and financial history of the Predecessor Fund’s Class R6 Shares have been adopted by JPMorgan Sustainable Municipal Income ETF and will be used going forward. As a result, the information prior to close of business on July 14, 2023, reflects that of the Predecessor Fund's Class R6 Shares. The Predecessor Fund ceased operations as of the date of the reorganization. See Note 1.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	29

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

	JPMorgan High Yield Municipal ETF		JPMorgan Limited Duration Bond ETF
	Year Ended February 28, 2025	Year Ended February 29, 2024(a)	Year Ended February 28, 2025	Year Ended February 29, 2024(b)
CAPITAL TRANSACTIONS: (c) (d)
Proceeds from shares issued	$33,063,373	$3,443,691	$391,889,389	$34,129,095
Distributions reinvested	—	182,983	—	11,437,344
Cost of shares redeemed	(4,979,936)	(57,631,417)	(34,533,142)	(363,692,049)
Change in net assets resulting from capital transactions	28,083,437	(54,004,743)	357,356,247	(318,125,610)
Class A
Proceeds from shares issued	—	799,749	—	3,342,075
Distributions reinvested	—	1,789,218	—	2,367,196
Cost of shares redeemed	—	(23,938,145)	—	(47,922,575)
Change in net assets resulting from Class A capital transactions	—	(21,349,178)	—	(42,213,304)
Class C
Proceeds from shares issued	—	287,941	—	301,486
Distributions reinvested	—	202,030	—	143,219
Cost of shares redeemed	—	(6,182,391)	—	(3,598,701)
Change in net assets resulting from Class C capital transactions	—	(5,692,420)	—	(3,153,996)
Class I
Proceeds from shares issued	—	19,683,850	—	26,567,546
Distributions reinvested	—	1,622,857	—	2,914,658
Cost of shares redeemed	—	(70,573,438)	—	(77,226,630)
Change in net assets resulting from Class I capital transactions	—	(49,266,731)	—	(47,744,426)
Total change in net assets resulting from capital transactions	$28,083,437	$(130,313,072)	$357,356,247	$(411,237,336)

(a)
JPMorgan High Yield Municipal ETF acquired all of the assets and liabilities of the JPMorgan High Yield Municipal Fund ("Predecessor Fund") in a reorganization that occurred as of the close of business on July 14, 2023. Performance and financial history of the Predecessor Fund’s Class R6 Shares have been adopted by JPMorgan High Yield Municipal ETF and will be used going forward. As a result, the information prior to close of business on July 14, 2023, reflects that of the Predecessor Fund's Class R6 Shares. The Predecessor Fund ceased operations as of the date of the reorganization. See Note 1.
(b)
JPMorgan Limited Duration Bond ETF acquired all of the assets and liabilities of the JPMorgan Limited Duration Bond Fund ("Predecessor Fund") in a reorganization that occurred as of the close of business on July 28, 2023. Performance and financial history of the Predecessor Fund’s Class R6 Shares have been adopted by JPMorgan Limited Duration Bond ETF and will be used going forward. As a result, the information prior to close of business on July 28, 2023, reflects that of the Predecessor Fund's Class R6 Shares. The Predecessor Fund ceased operations as of the date of the reorganization. See Note 1.
(c)
Reflects reorganization from JPMorgan High Yield Municipal Fund on July 14, 2023. See Note 1.
(d)
Reflects reorganization from JPMorgan Limited Duration Bond Fund on July 28, 2023. See Note 1.
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan Exchange-Traded Funds	February 28, 2025

	JPMorgan High Yield Municipal ETF		JPMorgan Limited Duration Bond ETF
	Year Ended February 28, 2025	Year Ended February 29, 2024(a)	Year Ended February 28, 2025	Year Ended February 29, 2024(b)
SHARE TRANSACTIONS: (c) (d)
Issued	650,000	64,935	7,580,000	676,744
Reinvested	—	3,670	—	228,552
Redeemed	(100,000)	(1,177,902)	(680,000)	(7,241,909)
Change in Shares	550,000	(1,109,297)	6,900,000	(6,336,613)
Class A
Issued	—	15,954	—	66,595
Reinvested	—	35,889	—	47,292
Redeemed	—	(478,669)	—	(956,310)
Change in Class A Shares	—	(426,826)	—	(842,423)
Class C
Issued	—	5,740	—	6,005
Reinvested	—	4,052	—	2,862
Redeemed	—	(124,088)	—	(71,843)
Change in Class C Shares	—	(114,296)	—	(62,976)
Class I
Issued	—	391,412	—	529,419
Reinvested	—	32,524	—	58,259
Redeemed	—	(1,411,135)	—	(1,539,450)
Change in Class I Shares	—	(987,199)	—	(951,772)

(a)
JPMorgan High Yield Municipal ETF acquired all of the assets and liabilities of the JPMorgan High Yield Municipal Fund ("Predecessor Fund") in a reorganization that occurred as of the close of business on July 14, 2023. Performance and financial history of the Predecessor Fund’s Class R6 Shares have been adopted by JPMorgan High Yield Municipal ETF and will be used going forward. As a result, the information prior to close of business on July 14, 2023, reflects that of the Predecessor Fund's Class R6 Shares. The Predecessor Fund ceased operations as of the date of the reorganization. See Note 1.
(b)
JPMorgan Limited Duration Bond ETF acquired all of the assets and liabilities of the JPMorgan Limited Duration Bond Fund ("Predecessor Fund") in a reorganization that occurred as of the close of business on July 28, 2023. Performance and financial history of the Predecessor Fund’s Class R6 Shares have been adopted by JPMorgan Limited Duration Bond ETF and will be used going forward. As a result, the information prior to close of business on July 28, 2023, reflects that of the Predecessor Fund's Class R6 Shares. The Predecessor Fund ceased operations as of the date of the reorganization. See Note 1.
(c)
Reflects reorganization from JPMorgan High Yield Municipal Fund on July 14, 2023. See Note 1.
(d)
Reflects reorganization from JPMorgan Limited Duration Bond Fund on July 28, 2023. See Note 1.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	31

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

	JPMorgan Sustainable Municipal Income ETF
	Year Ended February 28, 2025	Year Ended February 29, 2024(a)
CAPITAL TRANSACTIONS: (b)
Proceeds from shares issued	$45,418,518	$10,765,358
Distributions reinvested	—	672,386
Cost of shares redeemed	(7,550,963)	(47,080,166)
Change in net assets resulting from capital transactions	37,867,555	(35,642,422)
Class A
Proceeds from shares issued	—	412,669
Distributions reinvested	—	763,534
Cost of shares redeemed	—	(10,107,211)
Change in net assets resulting from Class A capital transactions	—	(8,931,008)
Class C
Proceeds from shares issued	—	11,317
Distributions reinvested	—	44,105
Cost of shares redeemed	—	(315,902)
Change in net assets resulting from Class C capital transactions	—	(260,480)
Class I
Proceeds from shares issued	—	28,984,690
Distributions reinvested	—	1,249,534
Cost of shares redeemed	—	(33,484,644)
Change in net assets resulting from Class I capital transactions	—	(3,250,420)
Total change in net assets resulting from capital transactions	$37,867,555	$(48,084,330)

(a)
JPMorgan Sustainable Municipal Income ETF acquired all of the assets and liabilities of the JPMorgan Sustainable Municipal Income Fund ("Predecessor Fund") in a reorganization that occurred as of the close of business on July 14, 2023. Performance and financial history of the Predecessor Fund’s Class R6 Shares have been adopted by JPMorgan Sustainable Municipal Income ETF and will be used going forward. As a result, the information prior to close of business on July 14, 2023, reflects that of the Predecessor Fund's Class R6 Shares. The Predecessor Fund ceased operations as of the date of the reorganization. See Note 1.
(b)
Reflects reorganization from JPMorgan Sustainable Municipal Income Fund on July 14, 2023. See Note 1.
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan Exchange-Traded Funds	February 28, 2025

	JPMorgan Sustainable Municipal Income ETF
	Year Ended February 28, 2025	Year Ended February 29, 2024(a)
SHARE TRANSACTIONS: (b)
Issued	900,000	220,384
Reinvested	—	13,475
Redeemed	(150,000)	(953,151)
Change in Shares	750,000	(719,292)
Class A
Issued	—	8,221
Reinvested	—	15,299
Redeemed	—	(202,526)
Change in Class A Shares	—	(179,006)
Class C
Issued	—	226
Reinvested	—	884
Redeemed	—	(6,312)
Change in Class C Shares	—	(5,202)
Class I
Issued	—	578,020
Reinvested	—	25,029
Redeemed	—	(671,881)
Change in Class I Shares	—	(68,832)

(a)
JPMorgan Sustainable Municipal Income ETF acquired all of the assets and liabilities of the JPMorgan Sustainable Municipal Income Fund ("Predecessor Fund") in a reorganization that occurred as of the close of business on July 14, 2023. Performance and financial history of the Predecessor Fund’s Class R6 Shares have been adopted by JPMorgan Sustainable Municipal Income ETF and will be used going forward. As a result, the information prior to close of business on July 14, 2023, reflects that of the Predecessor Fund's Class R6 Shares. The Predecessor Fund ceased operations as of the date of the reorganization. See Note 1.
(b)
Reflects reorganization from JPMorgan Sustainable Municipal Income Fund on July 14, 2023. See Note 1.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	33

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance(a)
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan High Yield Municipal ETF (e)
Year Ended February 28, 2025	$49.98	$2.15	$1.37	$3.52	$(2.21)	$—	$(2.21)
Year Ended February 29, 2024	49.76	2.38	(0.05)	2.33	(2.11)	—	(2.11)
Year Ended February 28, 2023	58.54	2.02	(8.78)	(6.76)	(2.02)	—	(2.02)
Year Ended February 28, 2022	59.42	1.86	(0.88)	0.98	(1.86)	—	(1.86)
Year Ended February 28, 2021	61.64	1.86	(2.22)	(0.36)	(1.81)	(0.05)	(1.86)

(a)	Per share amounts reflect the conversion of the Predecessor Fund into the Fund as of the close of business on July 14, 2023.
(b)	Calculated based upon average shares outstanding.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)
JPMorgan High Yield Municipal ETF acquired all of the assets and liabilities of the JPMorgan High Yield Municipal Fund (“Predecessor Fund”) in a reorganization that occurred as of the close of business on July 14, 2023. Market price returns are calculated using the official closing price of the JPMorgan High Yield Municipal
ETF on the listing exchange as of the time that the JPMorgan High Yield Municipal ETF's net asset value ("NAV") is calculated. Prior to the JPMorgan High Yield
Municipal ETF's listing on July 17, 2023, the net asset value ("NAV") performance of the Class R6 Shares of the Predecessor Fund are used as proxy market price returns.

(e)
JPMorgan High Yield Municipal ETF (the “Fund”) acquired all of the assets and liabilities of the JPMorgan High Yield Municipal Fund (“Predecessor Fund”) in a
reorganization that occurred as of the close of business on July 14, 2023. Performance and financial history of the Predecessor Fund’s Class R6 Shares have been adopted by the Fund and will be used going forward. As a result, the financial highlight information reflects that of the Predecessor Fund’s Class R6 Shares for the period March 1, 2020 up through the reorganization.

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan Exchange-Traded Funds	February 28, 2025

		Ratios/Supplemental data
					Ratios to average net assets
Net asset value, end of period	Market price, end of period	Total return(c)	Market price total return(d)	Net assets, end of period	Net expenses	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$51.29	$51.47	7.25%	8.12%	$207,734,266	0.34%	4.27%	0.57%	76%
49.98	49.75	4.85	4.38	174,959,795	0.35	4.87	0.59	90
49.76	49.76	(11.62)	(11.62)	13,436,450	0.45	3.82	0.52	21
58.54	58.54	1.60	1.60	20,315,531	0.45	3.07	0.51	24
59.42	59.42	(0.41)	(0.41)	21,168,811	0.45	3.16	0.51	39
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	35

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance(a)
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Limited Duration Bond ETF (f)
Year Ended February 28, 2025	$50.95	$2.33	$1.04	$3.37	$(2.29)
Year Ended February 29, 2024	50.00	2.14	0.81	2.95	(2.00)
Year Ended February 28, 2023	51.60	1.19	(1.60)	(0.41)	(1.19)
Year Ended February 28, 2022	52.68	0.57	(1.08)	(0.51)	(0.57)
Year Ended February 28, 2021	52.63	0.83	0.05	0.88	(0.83)

(a)	Per share amounts reflect the conversion of the Predecessor Fund into the Fund as of the close of business on July 28, 2023.
(b)	Calculated based upon average shares outstanding.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)
JPMorgan Limited Duration Bond ETF acquired all of the assets and liabilities of the JPMorgan Limited Duration Bond Fund (“Predecessor Fund”) in a
reorganization that occurred as of the close of business on July 28, 2023. Market price returns are calculated using the official closing price of the JPMorgan
Limited Duration Bond ETF on the listing exchange as of the time that the JPMorgan Limited Duration Bond ETF's net asset value ("NAV") is calculated. Prior to the
JPMorgan Limited Duration Bond ETF's listing on July 31, 2023, the net asset value ("NAV") performance of the Class R6 Shares of the Predecessor Fund are used as proxy market price returns.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)
JPMorgan Limited Duration Bond ETF (the “Fund”) acquired all of the assets and liabilities of the JPMorgan Limited Duration Bond Fund (“Predecessor Fund”) in a
reorganization that occurred as of the close of business on July 28, 2023. Performance and financial history of the Predecessor Fund’s Class R6 Shares have been adopted by the Fund and will be used going forward. As a result, the financial highlight information reflects that of the Predecessor Fund’s Class R6 Shares for the period March 1, 2020 up through the reorganization.

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan Exchange-Traded Funds	February 28, 2025

		Ratios/Supplemental data
					Ratios to average net assets
Net asset value, end of period	Market price, end of period	Total return(c)	Market price total return(d)	Net assets, end of period	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$52.03	$52.07	6.78%	7.18%	$1,101,559,537	0.23%	4.53%	0.32%	30%
50.95	50.80	6.05	5.74	727,270,847	0.23	4.27	0.33	6
50.00	50.00	(0.74)	(0.74)	716,175,584	0.23	2.41	0.31	26
51.60	51.60	(0.95)	(0.95)	821,093,668	0.24	1.10	0.30	24
52.68	52.68	1.70	1.70	859,503,428	0.23	1.55	0.30	35
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	37

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance(a)
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Sustainable Municipal Income ETF (e)
Year Ended February 28, 2025	$50.55	$1.84	$(0.01)	$1.83	$(1.83)
Year Ended February 29, 2024	49.56	1.77	0.81	2.58	(1.59)
Year Ended February 28, 2023	53.82	1.35	(4.21)	(2.86)	(1.40)
Year Ended February 28, 2022	55.45	1.18	(1.63)	(0.45)	(1.18)
Year Ended February 28, 2021	55.79	1.12	(0.34)	0.78	(1.12)

(a)	Per share amounts reflect the conversion of the Predecessor Fund into the Fund as of the close of business on July 14, 2023.
(b)	Calculated based upon average shares outstanding.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)
JPMorgan Sustainable Municipal Income ETF acquired all of the assets and liabilities of the JPMorgan Sustainable Municipal Income Fund (“Predecessor Fund”) in
a reorganization that occurred as of the close of business on July 14, 2023. Market price returns are calculated using the official closing price of the JPMorgan
Sustainable Municipal Income ETF on the listing exchange as of the time that the JPMorgan Sustainable Municipal Income ETF's net asset value ("NAV") is calculated. Prior to the JPMorgan Sustainable Municipal Income ETF's listing on July 17, 2023, the net asset value ("NAV") performance of the Class R6 Shares of the Predecessor Fund are used as proxy market price returns.

(e)
JPMorgan Sustainable Municipal Income ETF (the “Fund”) acquired all of the assets and liabilities of the JPMorgan Sustainable Municipal Income Fund
(“Predecessor Fund”) in a reorganization that occurred as of the close of business on July 14, 2023. Performance and financial history of the Predecessor Fund’s
Class R6 Shares have been adopted by the Fund and will be used going forward. As a result, the financial highlight information reflects that of the Predecessor
Fund’s Class R6 Shares for the period March 1, 2020 up through the reorganization.

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan Exchange-Traded Funds	February 28, 2025

		Ratios/Supplemental data
					Ratios to average net assets
Net asset value, end of period	Market price, end of period	Total return(c)	Market price total return(d)	Net assets, end of period	Net expenses	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$50.55	$50.62	3.71%	3.97%	$255,623,490	0.16%	3.65%	0.48%	69%
50.55	50.49	5.32	5.20	217,726,100	0.20	3.57	0.52	35
49.56	49.56	(5.36)	(5.36)	65,552,740	0.35	2.69	0.49	37
53.82	53.82	(0.82)	(0.82)	81,399,139	0.35	2.14	0.46	18
55.45	55.45	1.46	1.46	62,415,473	0.34	2.06	0.46	22
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	39

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025
1. Organization
J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) was formed on February 25, 2010, and is governed by a Declaration of Trust as amended and restated February 19, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The following are 3 separate funds of the Trust (each, a "Fund" and collectively, the "Funds") covered by this report:
Diversification Classification
JPMorgan High Yield Municipal ETF	Diversified
JPMorgan Limited Duration Bond ETF	Diversified
JPMorgan Sustainable Municipal Income ETF	Diversified
Pursuant to an Agreement and Plan of Reorganization and Liquidation previously approved by the Board of Trustees (the "Board") of the applicable mutual fund trust, the following mutual funds (each, an “Acquired Fund” and collectively the “Acquired Funds”) were each reorganized into a newly created exchange-traded fund (each, a “Reorganization”) as of the close of business on the dates noted below (each, a “Closing Date”):
Acquired Fund	Fund	Closing Date
JPMorgan High Yield Municipal Fund	JPMorgan High Yield Municipal ETF	July 14, 2023
JPMorgan Limited Duration Bond Fund	JPMorgan Limited Duration Bond ETF	July 28, 2023
JPMorgan Sustainable Municipal Income Fund	JPMorgan Sustainable Municipal Income ETF	July 14, 2023
Following its Reorganization, each Acquired Fund’s performance (Class R6 Shares) and financial history were adopted by the new Fund. In connection with each Reorganization, each shareholder of an Acquired Fund (except as noted below) received shares of the surviving Fund equal in value to the number of shares of the Acquired Fund they owned on the Closing Date, including a cash payment in lieu of fractional shares of the Fund, which cash payment might have been taxable. Shareholders of an Acquired Fund who did not hold their shares through a brokerage account that could accept shares of the Fund on the Closing Date had their Acquired Funds shares liquidated, and such shareholders received cash equal in value to their Acquired Funds shares, which cash payment might have been taxable. Shareholders of an Acquired Fund who held their shares through a fund direct individual retirement account and did not take action prior to the applicable Reorganization had their Acquired Fund shares exchanged for Morgan Shares of the JPMorgan U.S. Government Money Market Fund equal in value to their Acquired Fund shares. Each Fund has the same investment adviser, investment objective and fundamental investment policies and substantially similar investment strategies as its Acquired Fund. Effective as of the close of business on its Closing Date, each Acquired Fund ceased operations in connection with the consummation of its Reorganization.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
Costs incurred by the Funds and the Acquired Funds associated with each Reorganization (including the legal costs associated with each Reorganization) were borne by the Adviser by waiving fees or reimbursing expenses to offset the costs incurred by each Fund or Acquired Fund associated with each Reorganization, including any brokerage fees and expenses incurred by the Fund or Acquired Fund related to the disposition and acquisition of assets as part of each Reorganization. Brokerage fees and expenses related to the disposition and acquisition of assets (including any disposition to raise cash to pay redemption proceeds) that were incurred in the ordinary course of business were borne by the Funds and the Acquired Funds. The management fee of each Fund is the same as the management fee of the corresponding Acquired Fund. The total annual fund operating expenses of each Fund are expected to be lower than the net expenses of each share class of the Acquired Fund after taking into consideration the expense limitation agreement the Adviser has entered into with the Funds for a term ending July 31, 2026. Each Reorganization did not result in the material change to the Acquired Funds' portfolio holdings. There are no material differences in accounting policies of the Acquired Funds as compared to those of the Funds. Each Fund did not purchase or sell securities following its Reorganization for purposes of realigning its investment portfolio. Accordingly, each Reorganization of an Acquired Fund did not affect the corresponding Fund’s portfolio turnover ratios for the year ended February 29, 2024.
The investment objective of JPMorgan High Yield Municipal ETF (“High Yield Municipal ETF”) is to seek a high level of current income exempt from federal income taxes.
The investment objective of JPMorgan Limited Duration Bond ETF (“Limited Duration Bond ETF”) is to seek a high level of current income consistent with low volatility of principal.
The investment objective of JPMorgan Sustainable Municipal Income ETF (“Sustainable Municipal Income ETF”) is to seek a current income exempt from federal income taxes.

40	J.P. Morgan Exchange-Traded Funds	February 28, 2025

Shares of each Fund are listed and traded at market price on an exchange as follows:
Listing Exchange
High Yield Municipal ETF	NYSE Arca, Inc.
Limited Duration Bond ETF	Cboe BZX Exchange, Inc.
Sustainable Municipal Income ETF	NYSE Arca, Inc.
Market prices for the Funds’ shares may be different from their net asset value (“NAV”).
The Funds issue and redeem their shares on a continuous basis, through JPMorgan Distribution Services, Inc. (the “Distributor” or “JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, at NAV in large blocks of shares, referred to as “Creation Units”. Creation Units are issued and redeemed in exchange for a basket of securities and/or cash. Shares are generally traded in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Only individuals or institutions that have entered into an authorized participant agreement with the Distributor may do business directly with the Funds (each, an “Authorized Participant”).
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission (“SEC”) Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Funds' investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts and options are generally valued on the basis of available market quotations.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	41

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025 (continued)
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by Limited Duration Bond ETF at February 28, 2025.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
High Yield Municipal ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$186,233,866	$—	$186,233,866
Options Purchased
Put Options Purchased	3,330	—	—	3,330
Short-Term Investments
Investment Companies	28,048,497	—	—	28,048,497
Total Investments in Securities	$28,051,827	$186,233,866	$—	$214,285,693

Limited Duration Bond ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$403,630,312	$16,929,953	$420,560,265
Collateralized Mortgage Obligations	—	316,831,020	2,590,334	319,421,354
Commercial Mortgage-Backed Securities	—	82,075,769	—	82,075,769
Corporate Bonds	—	63,028,756	—	63,028,756
Mortgage-Backed Securities	—	147,617,964	—	147,617,964
Short-Term Investments
Investment Companies	78,487,741	—	—	78,487,741
Total Investments in Securities	$78,487,741	$1,013,183,821	$19,520,287	$1,111,191,849

Sustainable Municipal Income ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$224,534,038	$—	$224,534,038
Options Purchased
Put Options Purchased	2,040	—	—	2,040

42	J.P. Morgan Exchange-Traded Funds	February 28, 2025

Sustainable Municipal Income ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$38,541,004	$—	$—	$38,541,004
Total Investments in Securities	$38,543,044	$224,534,038	$—	$263,077,082
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
Limited Duration Bond ETF	Balance as of February 29, 2024	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2025
Investments in Securities:
Asset-Backed Securities	$13,893,620	$—	$380,856	$9,414	$7,449,840	$(4,803,777)	$—	$—	$16,929,953
Collateralized Mortgage Obligations	—	—	10,631	1,726	3,050,018	(472,041)	—	—	2,590,334
Total	$13,893,620	$—	$391,487	$11,140	$10,499,858	$(5,275,818)	$—	$—	$19,520,287

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at February 28, 2025, which were valued using significant unobservable inputs (level 3), amounted to $288,863. This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
The significant unobservable inputs used in the fair value measurement of the Funds' investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Limited
Duration Bond ETF
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at February 28, 2025	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$16,929,953	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 8.00% (1.83%)
			Yield (Discount Rate of Cash Flows)	5.27% - 6.37% (5.61%)
Asset-Backed Securities	16,929,953
	1,589,298	Discounted Cash Flow	Constant Prepayment Rate	90.00% (90.00%)
			Yield (Discount Rate of Cash Flows)	5.51% (5.51%)
Collateralized Mortgage Obligations	1,589,298
Total	$18,519,251

February 28, 2025	J.P. Morgan Exchange-Traded Funds	43

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025 (continued)
#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At February 28, 2025, the value of these investments was $1,001,036. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of February 28, 2025, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C. When-Issued Securities, Delayed Delivery Securities and Forward Commitments— The Funds purchased when-issued securities, including To-Be-Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.
The Funds had when-issued securities, delayed delivery securities or forward commitments outstanding as of February 28, 2025, which are shown as a Receivable for Investment securities sold — delayed delivery securities and/or a Payable for Investment securities purchased — delayed delivery securities, respectively, on the Statements of Assets and Liabilities. The values of these securities held at February 28, 2025 are detailed on the SOIs, if any.
D. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in an affiliated money market fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
The Funds did not lend out any securities during the year ended February 28, 2025.

44	J.P. Morgan Exchange-Traded Funds	February 28, 2025

E. Investment Transactions with Affiliates— The Funds invested in Underlying Funds advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
High Yield Municipal ETF
For the year ended February 28, 2025
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2025	Shares at February 28, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.59% (a) (b)	$15,938,250	$122,987,652	$110,877,404	$(35)	$34	$28,048,497	28,045,692	$475,784	$14

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2025.

Limited Duration Bond ETF
For the year ended February 28, 2025
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2025	Shares at February 28, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.43% (a) (b)	$71,408,011	$515,877,961	$508,799,442	$(8,812)	$10,023	$78,487,741	78,456,359	$3,781,126	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2025.

Sustainable Municipal Income ETF
For the year ended February 28, 2025
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2025	Shares at February 28, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.59% (a) (b)	$33,472,938	$126,392,513	$121,325,049	$(822)	$1,424	$38,541,004	38,537,150	$755,136	$27

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2025.
F. Options— High Yield Municipal ETF and Sustainable Municipal Income ETF purchased and sold (“wrote”) put and call options on various instruments including options on indices to manage and hedge interest rate risks within their portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller.
Options Purchased— Premiums paid by the Funds for options purchased are included on the Statements of Assets and Liabilities as Options purchased. The option is adjusted daily to reflect the current market value of the option and the change is recorded as Change in net unrealized appreciation/depreciation on options purchased on the Statements of Operations. If the option is allowed to expire, the Funds will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added

February 28, 2025	J.P. Morgan Exchange-Traded Funds	45

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025 (continued)
to the amounts paid or will offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.
Options Written— Premiums received by the Funds for options written are included on the Statements of Assets and Liabilities as a liability. The amount of the liability is adjusted daily to reflect the current market value of the option written and the change in market value is recorded as Change in net unrealized appreciation/depreciation on options written on the Statements of Operations. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Funds is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.
Written uncovered call options subject the Funds to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subject the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.
The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.
The Fund’s exchange-traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions). The Fund’s over-the-counter (“OTC”) options are subject to master netting agreements.
The Fund may be required to post or receive collateral for over-the-counter options. Cash collateral posted by the Fund is considered restricted.
G. Futures Contracts— High Yield Municipal ETF and Sustainable Municipal Income ETF used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Funds also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Funds to interest rate risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
Derivatives Volume
The table below discloses the volume of the Funds' options and futures contracts activity during the year ended February 28, 2025. Please refer to the tables in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity (amounts in thousands, except number of contracts):
	High Yield Municipal ETF	Sustainable Municipal Income ETF
Futures Contracts:
Average Notional Balance Long	$25,909,321	$16,312,014
Average Notional Balance Short	(12,053,067)	(7,757,836)

46	J.P. Morgan Exchange-Traded Funds	February 28, 2025

	High Yield Municipal ETF	Sustainable Municipal Income ETF
Exchange-Traded Options:
Average Number of Contracts Purchased	61	38
Average Number of Contracts Written	(44)	(28)
Ending Number of Contracts Purchased	222	136
H. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts. Dividend income and distributions of net investment income and realized capital gains from the Underlying Funds, if any, are recorded on the ex-dividend date or when a Fund first learns of the dividend.
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
I. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of February 28, 2025, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
J. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least monthly. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
The following amounts were reclassified within the capital accounts:
	Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
High Yield Municipal ETF	$—	$(21,150)	$21,150
Limited Duration Bond ETF	(1,111)	5,273	(4,162)
Sustainable Municipal Income ETF	—	(8,228)	8,228
The reclassifications for the Fund relate primarily to tax adjustments on certain investments.
K. Segment Reporting — The Funds adopted FASB Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The adoption of this new standard impacted financial statement disclosures only and did not affect the Funds' financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Funds and the Funds' chief executive officer and chief financial officer act as the Funds' CODM. Each Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	47

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025 (continued)
L. Recent Accounting Pronouncement — In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09 (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee— Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate based on each Fund’s respective average daily net assets. The annual rate for each Fund is as follows:

High Yield Municipal ETF	0.35%
Limited Duration Bond ETF	0.20
Sustainable Municipal Income ETF	0.30
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.E.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund's respective average daily net assets, plus 0.050% of each Fund's respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund's respective average daily net assets between $20 billion and $25 billion, plus 0.010% of each Fund's respective average daily net assets in excess of $25 billion. For the year ended February 28, 2025, the effective rate was 0.075% of each Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.E.
JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the administration fees payable to JPMIM.
C. Custodian, Accounting and Transfer Agent Fees— JPMCB provides portfolio custody, accounting and transfer agency services (effective as of the Closing Date) to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations. The amounts paid directly to JPMCB by the Funds for transfer agency services are included in Transfer agency fees on the Statements of Operations.
Additionally, Authorized Participants generally pay transaction fees associated with the creation and redemption of Fund shares. These fees are used to offset certain custodian charges incurred by the Funds for these transactions.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.
D. Distribution Services— The Distributor or its agent distributes Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of each Fund. JPMDS receives no fees for their distribution services under the distribution agreement with the Trust (the “Distribution Agreement”). Although the Trust does not pay any fees under the Distribution Agreement, JPMIM pays JPMDS for certain distribution related services.
E. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS had contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds' respective average daily net assets as shown in the table below:
High Yield Municipal ETF	0.35%
Limited Duration Bond ETF	0.24
Sustainable Municipal Income ETF	0.18
The expense limitation agreements were in effect for the year ended February 28 2025 and the contractual expense limitations are in place until at least July 31, 2026.

48	J.P. Morgan Exchange-Traded Funds	February 28, 2025

For the year ended February 28, 2025, the Funds' service providers waived fees and/or reimbursed expenses for the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

Contractual Reimbursements
High Yield Municipal ETF	$383,426
Limited Duration Bond ETF	668,626
Sustainable Municipal Income ETF	682,494
Additionally, the Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund’s investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/ or reimbursed expenses in future years.
The amounts of these waivers resulting from investments in these money market funds for the year ended February 28, 2025 were as follows:

High Yield Municipal ETF	$20,725
Limited Duration Bond ETF	86,447
Sustainable Municipal Income ETF	34,850
F. Other— Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. The Funds, along with certain other affiliated funds, make reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
During the year ended February 28, 2025, the Funds purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The SEC has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the year ended February 28, 2025, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
High Yield Municipal ETF	$148,892,335	$126,431,263
Limited Duration Bond ETF	589,789,445	226,038,838
Sustainable Municipal Income ETF	175,121,040	138,871,495
During the year ended February 28, 2025, there were no purchases or sales of U.S. Government securities.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	49

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025 (continued)
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at February 28, 2025 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
High Yield Municipal ETF	$213,341,122	$5,323,939	$4,379,368	$944,571
Limited Duration Bond ETF	1,125,070,985	4,676,316	18,555,452	(13,879,136)
Sustainable Municipal Income ETF	261,450,758	2,555,834	929,510	1,626,324
The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to tax adjustments on certain investments.
The tax character of distributions paid during the year ended February 28, 2025 was as follows:
	Ordinary Income*	Tax Exempt Income	Total Distributions Paid
High Yield Municipal ETF	$448,819	$7,360,333	$7,809,152
Limited Duration Bond ETF	35,804,815	—	35,804,815
Sustainable Municipal Income ETF	27,109	8,101,220	8,128,329

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
The tax character of distributions paid during the year ended February 29, 2024 was as follows:
	Ordinary Income*	Tax Exempt Income	Total Distributions Paid
High Yield Municipal ETF	$461,845	$8,982,524	$9,444,369
Limited Duration Bond ETF	34,846,845	—	34,846,845
Sustainable Municipal Income ETF	110,075	7,440,983	7,551,058

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
As of February 28, 2025, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:
	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain (Tax Basis Capital Loss Carryover)	Current Distributable Tax Exempt Income	Unrealized Appreciation (Depreciation)
High Yield Municipal ETF	$36,443	$(57,297,496)	$469,733	$944,571
Limited Duration Bond ETF	3,883,570	(20,018,579)	—	(13,879,136)
Sustainable Municipal Income ETF	4,375	(20,531,779)	760,145	1,626,324

The cumulative timing differences primarily consist of tax adjustments on certain investments and post-October Capital loss deferrals.

50	J.P. Morgan Exchange-Traded Funds	February 28, 2025

As of February 28, 2025, the following Funds had net capital loss carryforwards, which are available to offset future realized gains:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
High Yield Municipal ETF	$5,170,763	$52,126,733
Limited Duration Bond ETF	365,470	19,653,109
Sustainable Municipal Income ETF	3,395,958	17,135,821
Net capital losses (gains) incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended February 28, 2025, the Funds deferred to March 1, 2025 the following net capital losses (gains) of:
	Net Capital Losses (Gains)
	Short-Term	Long-Term
High Yield Municipal ETF	$(352,117)	$1,931,478
Limited Duration Bond ETF	203	—
Sustainable Municipal Income ETF	233,989	502,506
During the year ended February 28, 2025, the following Fund utilized capital loss carryforwards as follows:
Capital Loss Utilized
Short-Term
High Yield Municipal ETF	$1,159,895
6. Capital Share Transactions
The Trust issues and redeems shares of the Funds only in Creation Units through the Distributor at NAV. Capital shares transactions detail can be found in the Statements of Changes in Net Assets.
Shares of the Funds may only be purchased or redeemed by Authorized Participants. Such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Funds' shares outstanding and act as executing or clearing broker for investment transactions on behalf of the Funds. An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”); or (2) a DTC Participant; which, in either case, must have executed an agreement with the Distributor.
Creation Units of a Fund may be created in advance of receipt by the Trust of all or a portion of the applicable basket of equity securities and other instruments (“Deposit Instruments”) and cash as described in the Funds’ registration statement. In these instances, the initial Deposit Instruments and cash must be deposited in an amount equal to the sum of the cash amount, plus at least 105% for the Funds, of the market value of undelivered Deposit Instruments. A transaction fee may be imposed to offset transfer and other transaction costs associated with the purchase or redemption of Creation Units.
Authorized Participants transacting in Creation Units for cash may also pay a variable fee to compensate the relevant fund for market impact expenses relating to investing in portfolio securities. Such variable fees, if any, are included in “Proceeds from shares issued” in the Statements of Changes in Net Assets.
7. Borrowings
Effective November 1, 2022, the Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund, during the year ended February 28, 2025.
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken

February 28, 2025	J.P. Morgan Exchange-Traded Funds	51

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025 (continued)
primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 28, 2025.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the year ended February 28, 2025.
Effective August 8, 2023, the Trust, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), has entered into an existing joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. Although the Trust was effectively part of the Credit Facility as of August 8, 2023, it was not eligible to draw on the Credit Facility, and did not incur costs associated with being a part of the Credit Facility up through May 30, 2024.
This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater of the federal funds effective rate or the one-month Adjusted Secured Overnight Financing Rate (SOFR).
The Funds did not utilize the Credit Facility during the period March 1, 2024 through May 30, 2024.
Effective May 31, 2024, the Funds are no longer part of the Credit Facility.
8. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.
As of February 28, 2025, J.P. Morgan Investor Funds, which are affiliated fund of funds, each owned in the aggregate, shares representing more than 10% of the net assets of the Funds as follows:
J.P. Morgan Investor Funds
Limited Duration Bond ETF	39.8%
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in shares trading significantly above (at a premium) or below (at a discount) to the NAV or to the intraday value of the Funds’ holdings. During such periods, investors may incur significant losses if shares are sold.
Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Funds to sell or otherwise close a derivatives position could expose the Funds to losses and could make derivatives more difficult for the Funds to value accurately.
The Fund is subject to interest rate risk. Investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate loans and other variable and floating rate securities. Although these investments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to accurately predict the pace at which central banks or monetary authorities may change interest rates or the timing, frequency, or magnitude of such changes, and the evaluation of macro-economic and other conditions could cause a change in approach in the future. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments.

52	J.P. Morgan Exchange-Traded Funds	February 28, 2025

The Funds are subject to credit risk. The Funds' investments are subject to the risk that an issuer and/or a counterparty will not make payments when due or default completely. Prices of the Funds' investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Funds' securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
The Funds are also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds.
High Yield Municipal ETF invests in high yield securities that are not rated or rated below investment grade (commonly known as “junk bonds”). These securities are considered to be high risk investments. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims. The market price of these securities can change suddenly and unexpectedly. As a result, the Funds are intended for investors who are able and willing to assume a high degree of risk.
Sustainable Municipal Income ETF’s investment in securities whose use of proceeds, in the Adviser’s opinion, provide positive social or environmental benefits could cause it to perform differently compared to funds that do not have such a policy. Investing in securities whose use of proceeds, in the Adviser’s opinion, provide positive social or environmental benefits may result in the Fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities when it might be otherwise disadvantageous for it to do so. In addition, there is a risk that the municipal bonds identified by the Adviser’s use of proceeds determination do not operate as expected when addressing positive social or environmental benefits. The Adviser’s assessment of the positive social or environmental impact of a municipal bond’s proceeds is made at the time of purchase and the actual use of proceeds by the issuer could vary over time, which could cause the Fund to be invested in bonds that do not comply with the Fund’s approach towards considering social or environmental characteristics. The factors that the Adviser considers in evaluating whether a security has positive social or environmental benefits may change over time. There are significant differences in interpretations of what it means to promote positive social or environmental benefits. While the Adviser believes its definitions are reasonable, the portfolio decisions it makes may differ with other’s views.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Underlying Index or in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.

February 28, 2025	J.P. Morgan Exchange-Traded Funds	53

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of J.P. Morgan Exchange-Traded Fund Trust and Shareholders of JPMorgan High Yield Municipal ETF, JPMorgan Limited Duration Bond ETF and JPMorgan Sustainable Municipal Income ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of JPMorgan High Yield Municipal ETF, JPMorgan Limited Duration Bond ETF and JPMorgan Sustainable Municipal Income ETF (three of the funds constituting J.P. Morgan Exchange-Traded Fund Trust, hereafter collectively referred to as the "Funds") as of February 28, 2025, the related statements of operations for the year ended February 28, 2025, the statements of changes in net assets for each of the two years in the period ended February 28, 2025, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2025 and each of the financial highlights for each of the five years in the period ended February 28, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
New York, New York
April 29, 2025
We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

54	J.P. Morgan Exchange-Traded Funds	February 28, 2025

TAX LETTER
(Unaudited)
Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds' income and distributions for the taxable year ended February 28, 2025. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2025. The information necessary to complete your income tax returns for the calendar year ending December 31, 2025 will be provided under separate cover.
Qualified Interest Income (QII)
Each Fund listed below paid the following amount, or maximum allowable amount, of ordinary distributions treated as qualified interest income for the fiscal year ended February 28, 2025:
Qualified Interest Income
JPMorgan Limited Duration Bond ETF	$30,665,203
Tax Exempt Income
Each Fund listed below had the following amount, or maximum allowable amount, of dividends paid from investment income that are exempt from federal income tax for the fiscal year ended February 28, 2025:
Exempt Distributions Paid
JPMorgan High Yield Municipal ETF	$7,360,333
JPMorgan Sustainable Municipal Income ETF	8,101,220

February 28, 2025	J.P. Morgan Exchange-Traded Funds	55

J.P. Morgan Exchange-Traded Funds are distributed by JPMorgan Distribution Services, Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact J.P. Morgan Exchange-Traded Funds at 1-844-457-6383 (844-4JPM ETF) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risks as well as charges and expenses of the fund before investing. The prospectus contains this and other information about the fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2025. All rights reserved. February 2025.
AN-CONVETF2-225

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statements of Operations within the Funds' Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreements
Not applicable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Refer to Item 7.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Code of Ethics applicable to its Principal Executive and Principal Financial Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2), exactly as set forth below:

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(1) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(2) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

Not applicable.

(b)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Exchange-Traded Fund Trust

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer

May 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer

May 6, 2025

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer

May 6, 2025